UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.46%
Consumer Discretionary - 9.96%
Auto Components - 0.24%
Johnson Controls, Inc.	363,515	$11,992,360
The Goodyear Tire & Rubber Company (I)	130,859	1,654,058

		13,646,418
Automobiles - 0.46%
Ford Motor Company (I)(L)	1,822,760	22,912,093
Harley-Davidson, Inc. (L)	126,540	3,551,978

		26,464,071
Distributors - 0.06%
Genuine Parts Company	86,118	3,637,624
Diversified Consumer Services - 0.17%
Apollo Group, Inc., Class A (I)	69,568	4,263,823
DeVry, Inc.	33,355	2,174,746
H & R Block, Inc.	181,581	3,232,142

		9,670,711
Hotels, Restaurants & Leisure - 1.52%
Carnival Corp.	234,876	9,131,979
Darden Restaurants, Inc.	75,668	3,370,253
International Game Technology	160,290	2,957,351
Marriott International, Inc., Class A (L)	137,752	4,341,943
McDonald’s Corp.	582,264	38,848,654
Starbucks Corp.	402,296	9,763,724
Starwood Hotels & Resorts
Worldwide, Inc. (L)	100,939	4,707,795
Wyndham Worldwide Corp.	96,408	2,480,578
Wynn Resorts, Ltd. (L)	37,365	2,833,388
Yum! Brands, Inc.	253,952	9,733,980

		88,169,645
Household Durables - 0.40%
D.R. Horton, Inc.	149,242	1,880,449
Fortune Brands, Inc.	82,244	3,989,656
Harman International Industries, Inc. (I)	37,506	1,754,531
Leggett & Platt, Inc.	80,338	1,738,514
Lennar Corp., Class A	88,051	1,515,358
Newell Rubbermaid, Inc.	149,889	2,278,313
Pulte Group, Inc. (I)	171,699	1,931,614
Stanley Black & Decker, Inc.	85,186	4,890,528
Whirlpool Corp. (L)	40,481	3,531,967

		23,510,930
Internet & Catalog Retail - 0.59%
Amazon.com, Inc. (I)	185,238	25,142,354
Expedia, Inc. (L)	114,425	2,856,048
Priceline.com, Inc. (I)(L)	24,666	6,289,830

		34,288,232
Leisure Equipment & Products - 0.14%
Eastman Kodak Company (I)	145,091	840,077
Hasbro, Inc.	66,418	2,542,481
Mattel, Inc.	196,796	4,475,141

		7,857,699
Media - 2.99%
CBS Corp., Class B	366,386	5,107,421
Comcast Corp., Class A	1,535,572	28,899,465
DIRECTV, Class A (I)	506,058	17,109,821
Discovery Communications, Inc., Series A (I)	153,437	5,184,636
Gannett Company, Inc.	128,448	2,121,961
Meredith Corp. (L)	19,802	681,387
News Corp., Class A	1,219,432	17,572,002
Omnicom Group, Inc.	167,993	6,519,808
Scripps Networks Interactive, Inc., Class A	48,266	2,140,597

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc. (I)	262,383	$2,183,027
The McGraw-Hill Companies, Inc.	170,837	6,090,339
The New York Times Company (I)	62,577	696,482
The Walt Disney Company	1,049,582	36,640,908
The Washington Post Company, Class B	3,305	1,468,015
Time Warner Cable, Inc.	190,790	10,171,015
Time Warner, Inc.	622,456	19,464,199
Viacom, Inc., Class B (I)	328,662	11,299,400

		173,350,483
Multiline Retail - 0.87%
Big Lots, Inc. (I)(L)	44,698	1,627,901
Family Dollar Stores, Inc. (L)	74,916	2,742,675
J.C. Penney Company, Inc.	127,705	4,108,270
Kohl’s Corp. (I)	165,920	9,089,098
Macy’s, Inc.	227,833	4,959,924
Nordstrom, Inc. (L)	89,218	3,644,555
Sears Holdings Corp. (I)(L)	26,199	2,840,758
Target Corp.	407,119	21,414,459

		50,427,640
Specialty Retail - 2.03%
Abercrombie & Fitch Company, Class A (L)	47,489	2,167,398
AutoNation, Inc. (I)(L)	48,907	884,239
AutoZone, Inc. (I)	16,071	2,781,729
Bed Bath & Beyond, Inc. (I)	141,785	6,204,512
Best Buy Company, Inc.	185,501	7,891,213
GameStop Corp., Class A (I)(L)	88,884	1,947,448
Home Depot, Inc.	920,190	29,768,147
Limited Brands, Inc.	144,441	3,556,137
Lowe’s Companies, Inc.	796,600	19,309,584
O’Reilly Automotive, Inc. (I)(L)	74,445	3,105,101
Office Depot, Inc. (I)	148,627	1,186,043
RadioShack Corp.	67,716	1,532,413
Ross Stores, Inc. (L)	67,035	3,584,361
Staples, Inc. (L)	394,502	9,227,402
The Gap, Inc.	257,642	5,954,107
The Sherwin-Williams Company	49,806	3,370,870
Tiffany & Company (L)	67,141	3,188,526
TJX Companies, Inc.	227,128	9,657,483
Urban Outfitters, Inc. (I)	70,212	2,670,162

		117,986,875
Textiles, Apparel & Luxury Goods - 0.49%
Coach, Inc.	170,032	6,719,665
NIKE, Inc., Class B	211,030	15,510,705
Polo Ralph Lauren Corp. (L)	31,009	2,637,005
VF Corp.	47,926	3,841,269

		28,708,644

		577,718,972
Consumer Staples - 11.08%
Beverages - 2.51%
Brown Forman Corp.	58,817	3,496,671
Coca-Cola Enterprises, Inc.	172,931	4,783,271
Constellation Brands, Inc., Class A (I)	107,495	1,767,218
Dr. Pepper Snapple Group, Inc.	137,517	4,836,473
Molson Coors Brewing Company	85,734	3,605,972
PepsiCo, Inc.	884,367	58,509,721
The Coca-Cola Company	1,247,434	68,608,870

		145,608,196
Food & Staples Retailing - 2.64%
Costco Wholesale Corp.	237,748	14,195,933
CVS Caremark Corp.	752,486	27,510,888
Safeway, Inc.	210,402	5,230,594

1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc.	114,430	$1,908,692
Sysco Corp.	320,661	9,459,500
The Kroger Company	351,280	7,608,725
Wal-Mart Stores, Inc.	1,154,664	64,199,318
Walgreen Company	533,134	19,773,940
Whole Foods Market, Inc. (I)(L)	92,188	3,332,596

		153,220,186
Food Products - 1.78%
Archer-Daniels-Midland Company	347,742	10,049,744
Campbell Soup Company	102,067	3,608,068
ConAgra Foods, Inc.	239,952	6,015,597
Dean Foods Company (I)	97,529	1,530,230
General Mills, Inc.	178,331	12,624,051
H.J. Heinz Company	171,133	7,805,376
Hormel Foods Corp.	37,670	1,582,517
Kellogg Company	137,983	7,372,432
Kraft Foods, Inc., Class A	939,782	28,419,008
McCormick & Company, Inc.	71,505	2,742,932
Mead Johnson Nutrition Company	110,666	5,757,952
Sara Lee Corp.	377,363	5,256,667
The Hershey Company	90,040	3,854,612
The J.M. Smucker Company	64,412	3,881,467
Tyson Foods, Inc., Class A (L)	164,680	3,153,622

		103,654,275
Household Products - 2.43%
Clorox Company	75,892	4,867,713
Colgate-Palmolive Company	267,195	22,781,046
Kimberly-Clark Corp.	225,287	14,166,047
Procter & Gamble Company	1,571,840	99,450,317

		141,265,123
Personal Products - 0.21%
Avon Products, Inc.	231,342	7,835,554
Estee Lauder Companies, Inc., Class A	63,961	4,149,150

		11,984,704
Tobacco - 1.51%
Altria Group, Inc.	1,125,894	23,103,345
Lorillard, Inc.	83,777	6,303,381
Philip Morris International, Inc.	1,017,896	53,093,455
Reynolds American, Inc.	91,475	4,937,821

		87,438,002

		643,170,486
Energy - 10.70%
Energy Equipment & Services - 1.77%
Baker Hughes, Inc. (L)	168,790	7,906,124
BJ Services Company	158,413	3,390,038
Cameron International Corp. (I)	132,290	5,669,949
Diamond Offshore Drilling, Inc. (L)	37,516	3,331,796
FMC Technologies, Inc. (I)	65,943	4,261,896
Halliburton Company	489,796	14,757,553
Helmerich & Payne, Inc.	57,016	2,171,169
Nabors Industries, Ltd. (I)	154,051	3,024,021
National Oilwell Varco, Inc.	226,449	9,189,300
Rowan Companies, Inc. (I)	61,397	1,787,267
Schlumberger, Ltd.	647,542	41,093,015
Smith International, Inc.	134,430	5,756,293

		102,338,421
Oil, Gas & Consumable Fuels - 8.93%
Anadarko Petroleum Corp.	266,553	19,413,055
Apache Corp.	182,126	18,485,789
Cabot Oil & Gas Corp. (L)	55,947	2,058,850

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	352,759	$8,339,223
Chevron Corp.	1,086,834	82,414,622
ConocoPhillips	804,613	41,172,047
CONSOL Energy, Inc.	98,036	4,182,216
Denbury Resources, Inc. (I)	213,997	3,610,129
Devon Energy Corp.	241,789	15,578,465
El Paso Corp.	379,524	4,114,040
EOG Resources, Inc.	136,684	12,703,411
Exxon Mobil Corp. (L)	2,554,949	171,130,484
Hess Corp.	157,604	9,858,130
Marathon Oil Corp.	383,099	12,121,252
Massey Energy Company	46,834	2,448,950
Murphy Oil Corp.	103,435	5,812,013
Noble Energy, Inc.	94,401	6,891,273
Occidental Petroleum Corp.	439,396	37,146,538
Peabody Energy Corp.	145,440	6,646,608
Pioneer Natural Resources Company	62,531	3,521,746
Range Resources Corp. (L)	86,121	4,036,491
Southwestern Energy Company (I)	187,288	7,626,367
Spectra Energy Corp.	350,390	7,894,287
Sunoco, Inc.	63,101	1,874,731
Tesoro Corp.	75,492	1,049,339
The Williams Companies, Inc.	315,818	7,295,396
Valero Energy Corp.	305,650	6,021,305
XTO Energy, Inc.	315,681	14,893,830

		518,340,587

		620,679,008
Financials - 16.25%
Commercial Banks - 3.10%
BB&T Corp. (L)	373,766	12,106,281
Comerica, Inc.	94,178	3,582,531
Fifth Third Bancorp	430,257	5,847,193
First Horizon National Corp. (I)	121,522	1,707,385
Huntington Bancshares, Inc.	385,948	2,072,541
KeyCorp	474,196	3,675,019
M&T Bank Corp. (L)	44,957	3,568,687
Marshall & Ilsley Corp.	285,015	2,294,371
PNC Financial Services Group, Inc.	279,763	16,701,851
Regions Financial Corp.	645,409	5,066,461
SunTrust Banks, Inc. (L)	270,227	7,239,381
U.S. Bancorp	1,035,429	26,796,903
Wells Fargo & Company	2,803,586	87,247,596
Zions Bancorporation (L)	81,391	1,775,952

		179,682,152
Consumer Finance - 0.77%
American Express Company	647,617	26,720,677
Capital One Financial Corp.	246,385	10,202,803
Discover Financial Services	294,178	4,383,252
SLM Corp. (I)	262,413	3,285,411

		44,592,143
Diversified Financial Services - 7.21%
Ameriprise Financial, Inc.	138,267	6,271,791
Bank of America Corp.	5,428,888	96,905,651
Bank of New York Mellon Corp.	653,826	20,190,147
Citigroup, Inc. (I)	10,633,218	43,064,533
CME Group, Inc.	36,065	11,400,507
E*TRADE Financial Corp. (I)	861,483	1,421,447
Federated Investors, Inc., Class B (L)	47,553	1,254,448
Franklin Resources, Inc.	80,277	8,902,719
IntercontinentalExchange, Inc. (I)	39,833	4,468,466
Invesco, Ltd.	232,036	5,083,909
Janus Capital Group, Inc.	99,394	1,420,340

2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company	2,150,022	$96,213,485
Legg Mason, Inc.	87,691	2,514,101
Leucadia National Corp. (I)	102,360	2,539,552
Moody’s Corp. (L)	106,406	3,165,579
Morgan Stanley	756,585	22,160,375
Northern Trust Corp.	130,787	7,227,290
NYSE Euronext	141,242	4,182,176
State Street Corp.	268,079	12,101,086
T. Rowe Price Group, Inc.	140,156	7,698,769
The Charles Schwab Corp.	529,044	9,887,832
The Goldman Sachs Group, Inc.	284,784	48,592,694
The NASDAQ OMX Group, Inc. (I)	79,747	1,684,257

		418,351,154
Insurance - 3.79%
Aflac, Inc.	253,876	13,782,928
American International Group, Inc. (I)(L)	73,016	2,492,766
Aon Corp.	144,409	6,167,708
Assurant, Inc.	63,043	2,167,418
Berkshire Hathaway, Inc., Class B (I)(L)	895,559	72,782,080
Chubb Corp.	177,811	9,219,500
Cincinnati Financial Corp. (L)	88,169	2,548,084
Genworth Financial, Inc., Class A (I)	264,665	4,853,956
Hartford Financial Services Group, Inc.	207,874	5,907,779
Lincoln National Corp.	163,571	5,021,630
Loews Corp.	192,027	7,158,767
Marsh & McLennan Companies, Inc.	287,997	7,032,887
MetLife, Inc.	443,271	19,211,365
Principal Financial Group, Inc.	172,881	5,049,854
Prudential Financial, Inc.	251,638	15,224,099
The Allstate Corp.	290,369	9,381,822
The Progressive Corp.	363,914	6,947,118
The Travelers Companies, Inc.	277,924	14,991,221
Torchmark Corp.	44,683	2,390,987
Unum Group	179,867	4,455,306
XL Capital, Ltd., Class A	184,664	3,490,150

		220,277,425
Real Estate Investment Trusts - 1.22%
Apartment Investment & Management
Company, Class A	63,318	1,165,684
AvalonBay Communities, Inc. (L)	44,129	3,810,539
Boston Properties, Inc.	75,202	5,673,239
Equity Residential	152,544	5,972,098
HCP, Inc. (L)	159,016	5,247,528
Health Care REIT, Inc.	66,934	3,027,425
Host Hotels & Resorts, Inc.	353,474	5,178,394
Kimco Realty Corp. (L)	219,463	3,432,401
Plum Creek Timber Company, Inc. (L)	87,879	3,419,372
ProLogis (L)	256,619	3,387,371
Public Storage	73,423	6,754,182
Simon Property Group, Inc.	156,927	13,166,175
Ventas, Inc.	84,802	4,026,399
Vornado Realty Trust	85,317	6,458,497

		70,719,304
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc. (I)	146,290	2,318,697
Thrifts & Mortgage Finance - 0.12%
Hudson City Bancorp, Inc.	256,423	3,630,950
People’s United Financial, Inc.	200,928	3,142,514

		6,773,464

		942,714,339

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 11.97%
Biotechnology - 1.52%
Amgen, Inc. (I)	529,956	$31,670,171
Biogen Idec, Inc. (I)	145,897	8,368,652
Celgene Corp. (I)	248,786	15,414,781
Cephalon, Inc. (I)(L)	40,549	2,748,411
Genzyme Corp. (I)	144,002	7,463,624
Gilead Sciences, Inc. (I)	488,870	22,233,808

		87,899,447
Health Care Equipment & Supplies - 1.90%
Baxter International, Inc.	326,138	18,981,232
Becton, Dickinson & Company	127,550	10,042,012
Boston Scientific Corp. (I)	817,887	5,905,144
C.R. Bard, Inc.	51,766	4,483,971
CareFusion Corp. (I)	95,593	2,526,523
DENTSPLY International, Inc. (L)	79,644	2,775,593
Hospira, Inc. (I)	88,669	5,023,099
Intuitive Surgical, Inc. (I)	21,069	7,334,751
Medtronic, Inc.	597,790	26,918,484
St. Jude Medical, Inc. (I)	176,109	7,229,274
Stryker Corp.	152,940	8,751,227
Varian Medical Systems, Inc. (I)(L)	67,173	3,716,682
Zimmer Holdings, Inc. (I)	115,255	6,823,096

		110,511,088
Health Care Providers & Services - 2.13%
Aetna, Inc.	233,239	8,189,021
AmerisourceBergen Corp.	152,814	4,419,381
Cardinal Health, Inc.	195,766	7,053,449
CIGNA Corp.	148,801	5,443,141
Coventry Health Care, Inc. (I)	79,874	1,974,485
DaVita, Inc. (I)	55,847	3,540,700
Express Scripts, Inc. (I)	148,979	15,160,103
Humana, Inc. (I)	92,118	4,308,359
Laboratory Corp. of America Holdings (I)	56,659	4,289,653
McKesson Corp.	145,784	9,580,924
Medco Health Solutions, Inc. (I)	251,130	16,212,953
Patterson Companies, Inc.	50,290	1,561,505
Quest Diagnostics, Inc.	81,331	4,740,784
Tenet Healthcare Corp. (I)	234,231	1,339,801
UnitedHealth Group, Inc.	626,407	20,464,717
WellPoint, Inc. (I)	240,236	15,466,394

		123,745,370
Life Sciences Tools & Services - 0.43%
Life Technologies Corp. (I)	97,856	5,114,933
Millipore Corp. (I)	30,320	3,201,792
PerkinElmer, Inc.	63,626	1,520,661
Thermo Fisher Scientific, Inc. (I)	221,583	11,398,230
Waters Corp. (I)	50,645	3,420,563

		24,656,179
Pharmaceuticals - 5.99%
Abbott Laboratories	840,223	44,262,948
Allergan, Inc.	166,412	10,870,032
Bristol-Myers Squibb Company (L)	927,619	24,767,427
Eli Lilly & Company	549,148	19,890,141
Forest Laboratories, Inc. (I)	163,630	5,131,437
Johnson & Johnson	1,489,225	97,097,470
King Pharmaceuticals, Inc. (I)	134,235	1,578,604
Merck & Company, Inc.	1,685,875	62,967,431
Mylan, Inc. (I)(L)	165,961	3,768,974
Pfizer, Inc.	4,367,338	74,899,847

3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	57,673	$2,409,001

		347,643,312

		694,455,396
Industrials - 10.34%
Aerospace & Defense - 2.92%
General Dynamics Corp.	208,738	16,114,574
Goodrich Corp.	67,734	4,776,602
Honeywell International, Inc.	413,743	18,730,146
ITT Corp.	98,978	5,306,211
L-3 Communications Holdings, Inc.	62,550	5,731,457
Lockheed Martin Corp.	170,659	14,202,242
Northrop Grumman Corp.	163,847	10,743,448
Precision Castparts Corp.	76,670	9,714,856
Raytheon Company	205,143	11,717,768
Rockwell Collins, Inc.	85,080	5,325,157
The Boeing Company	409,643	29,744,178
United Technologies Corp.	506,747	37,301,647

		169,408,286
Air Freight & Logistics - 1.03%
C.H. Robinson Worldwide, Inc.	90,139	5,034,263
Expeditors International of Washington, Inc.	114,791	4,238,084
FedEx Corp.	169,336	15,815,982
United Parcel Service, Inc., Class B	537,289	34,606,784

		59,695,113
Airlines - 0.09%
Southwest Airlines Company	402,224	5,317,401
Building Products - 0.05%
Masco Corp.	193,825	3,008,164
Commercial Services & Supplies - 0.49%
Avery Dennison Corp.	60,854	2,215,694
Cintas Corp.	70,957	1,993,182
Iron Mountain, Inc.	98,065	2,686,981
Pitney Bowes, Inc. (L)	112,264	2,744,855
R.R. Donnelley & Sons Company	110,811	2,365,815
Republic Services, Inc.	175,246	5,085,639
Stericycle, Inc. (I)(L)	45,880	2,500,460
Waste Management, Inc.	262,446	9,036,016

		28,628,642
Construction & Engineering - 0.17%
Fluor Corp.	96,610	4,493,331
Jacobs Engineering Group, Inc. (I)	67,418	3,046,619
Quanta Services, Inc. (I)(L)	113,257	2,170,004

		9,709,954
Electrical Equipment - 0.54%
Emerson Electric Company	407,191	20,497,995
First Solar, Inc. (I)(L)	26,290	3,224,469
Rockwell Automation, Inc.	77,255	4,354,092
Roper Industries, Inc.	50,698	2,932,372

		31,008,928
Industrial Conglomerates - 2.42%
3M Company	385,159	32,187,738
General Electric Company	5,774,046	105,087,637
Textron, Inc. (L)	147,531	3,132,083

		140,407,458
Machinery - 1.65%
Caterpillar, Inc.	338,073	21,247,888
Cummins, Inc.	108,918	6,747,470
Danaher Corp.	141,794	11,330,759
Deere & Company	229,455	13,643,394

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Dover Corp.	100,823	$4,713,475
Eaton Corp.	89,491	6,780,733
Flowserve Corp.	30,145	3,324,089
Illinois Tool Works, Inc.	209,349	9,914,769
PACCAR, Inc.	197,087	8,541,751
Pall Corp.	63,511	2,571,560
Parker Hannifin Corp.	87,017	5,633,481
Snap-on, Inc.	31,222	1,353,161

		95,802,530
Professional Services - 0.12%
Dun & Bradstreet Corp.	27,598	2,053,843
Equifax, Inc.	68,262	2,443,780
Robert Half International, Inc. (L)	80,423	2,447,272

		6,944,895
Road & Rail - 0.74%
CSX Corp.	211,070	10,743,463
Norfolk Southern Corp.	200,041	11,180,291
Ryder Systems, Inc.	28,906	1,120,397
Union Pacific Corp.	273,439	20,043,079

		43,087,230
Trading Companies & Distributors - 0.12%
Fastenal Company (L)	71,007	3,407,626
W.W. Grainger, Inc.	33,314	3,601,910

		7,009,536

		600,028,137
Information Technology - 18.59%
Communications Equipment - 2.46%
Cisco Systems, Inc. (I)	3,098,467	80,653,096
Harris Corp.	70,787	3,361,675
JDS Uniphase Corp. (I)	120,155	1,505,542
Juniper Networks, Inc. (I)	284,345	8,723,705
Motorola, Inc. (I)	1,251,631	8,786,450
QUALCOMM, Inc.	909,469	38,188,603
Tellabs, Inc.	208,442	1,577,906

		142,796,977
Computers & Peripherals - 5.65%
Apple, Inc. (I)	490,718	115,284,380
Dell, Inc. (I)	931,795	13,986,243
EMC Corp. (I)	1,110,846	20,039,662
Hewlett-Packard Company	1,273,929	67,709,326
International Business Machines Corp.	702,964	90,155,133
Lexmark International, Inc. (I)(L)	42,245	1,524,200
NetApp, Inc. (I)	186,505	6,072,603
QLogic Corp. (I)	61,858	1,255,717
SanDisk Corp. (I)	123,772	4,286,224
Teradata Corp. (I)	90,220	2,606,456
Western Digital Corp. (I)	123,731	4,824,272

		327,744,216
Electronic Equipment, Instruments & Components - 0.57%
Agilent Technologies, Inc. (I)	188,772	6,491,869
Amphenol Corp., Class A	93,746	3,955,144
Corning, Inc.	843,601	17,049,176
FLIR Systems, Inc. (I)(L)	82,729	2,332,958
Jabil Circuit, Inc.	104,492	1,691,725
Molex, Inc. (L)	73,144	1,525,784

		33,046,656
Internet Software & Services - 1.86%
Akamai Technologies, Inc. (I)(L)	93,125	2,925,056
eBay, Inc. (I)	611,581	16,482,108

4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	130,778	$74,152,434
Monster Worldwide, Inc. (I)(L)	67,847	1,126,939
VeriSign, Inc. (I)(L)	99,274	2,582,117
Yahoo!, Inc. (I)	644,070	10,646,477

		107,915,131
IT Services - 1.46%
Automatic Data Processing, Inc.	273,194	12,148,937
Cognizant Technology Solutions
Corp., Class A (I)	161,027	8,209,156
Computer Sciences Corp. (I)	83,130	4,529,754
Fidelity National Information Services, Inc.	178,545	4,185,095
Fiserv, Inc. (I)	82,429	4,184,096
MasterCard, Inc.	52,228	13,265,912
Paychex, Inc.	174,064	5,343,765
SAIC, Inc. (I)	165,265	2,925,191
The Western Union Company	369,485	6,266,466
Total Systems Services, Inc. (L)	106,432	1,666,725
Visa, Inc., Class A (L)	241,567	21,989,844

		84,714,941
Office Electronics - 0.12%
Xerox Corp.	731,609	7,133,188
Semiconductors & Semiconductor Equipment - 2.47%
Advanced Micro Devices, Inc. (I)(L)	305,532	2,832,282
Altera Corp.	160,933	3,912,281
Analog Devices, Inc.	161,098	4,642,844
Applied Materials, Inc.	726,840	9,797,803
Broadcom Corp., Class A	233,331	7,741,923
Intel Corp.	2,989,350	66,542,931
KLA-Tencor Corp.	93,119	2,879,239
Linear Technology Corp. (L)	120,954	3,420,579
LSI Corp. (I)	355,290	2,174,375
MEMC Electronic Materials, Inc. (I)	123,043	1,886,249
Microchip Technology, Inc. (L)	99,700	2,807,552
Micron Technology, Inc. (I)	460,342	4,782,953
National Semiconductor Corp.	128,694	1,859,628
Novellus Systems, Inc. (I)	51,884	1,297,100
NVIDIA Corp. (I)(L)	300,288	5,219,005
Teradyne, Inc. (I)(L)	95,914	1,071,359
Texas Instruments, Inc.	672,057	16,445,235
Xilinx, Inc.	149,709	3,817,580

		143,130,918
Software - 4.00%
Adobe Systems, Inc. (I)	283,631	10,032,028
Autodesk, Inc. (I)	123,991	3,647,815
BMC Software, Inc. (I)	98,986	3,761,468
CA, Inc.	214,015	5,022,932
Citrix Systems, Inc. (I)	99,479	4,722,268
Compuware Corp. (I)	123,064	1,033,738
Electronic Arts, Inc. (I)	176,766	3,298,454
Intuit, Inc. (I)	169,879	5,833,645
McAfee, Inc. (I)	85,878	3,446,284
Microsoft Corp.	4,129,190	120,861,391
Novell, Inc. (I)	187,606	1,123,760
Oracle Corp.	2,115,247	54,340,695
Red Hat, Inc. (I)	102,122	2,989,111
Salesforce.com, Inc. (I)(L)	59,480	4,428,286
Symantec Corp. (I)	436,302	7,382,230

		231,924,105

		1,078,406,132

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.42%
Chemicals - 1.85%
Air Products & Chemicals, Inc.	114,808	$8,490,052
Airgas, Inc.	44,770	2,848,267
CF Industries Holdings, Inc.	26,214	2,390,193
E.I. Du Pont de Nemours & Company	489,118	18,214,754
Eastman Chemical Company	39,244	2,499,058
Ecolab, Inc.	127,856	5,619,271
FMC Corp.	39,244	2,375,832
International Flavors & Fragrances, Inc.	42,732	2,037,034
Monsanto Company	295,295	21,089,969
PPG Industries, Inc.	89,755	5,869,977
Praxair, Inc.	165,768	13,758,744
Sigma-Aldrich Corp.	65,898	3,536,087
The Dow Chemical Company	622,489	18,407,000

		107,136,238
Construction Materials - 0.05%
Vulcan Materials Company (L)	68,366	3,229,610
Containers & Packaging - 0.19%
Ball Corp.	50,792	2,711,277
Bemis Company, Inc.	58,992	1,694,250
Owens-Illinois, Inc. (I)	91,240	3,242,670
Pactiv Corp. (I)	71,389	1,797,575
Sealed Air Corp.	85,893	1,810,624

		11,256,396
Metals & Mining - 1.10%
AK Steel Holding Corp.	59,031	1,349,449
Alcoa, Inc.	552,130	7,862,331
Allegheny Technologies, Inc.	53,141	2,869,083
Cliffs Natural Resources, Inc.	73,177	5,191,908
Freeport-McMoRan Copper & Gold, Inc.	233,003	19,465,071
Newmont Mining Corp.	265,701	13,532,152
Nucor Corp.	170,419	7,733,614
Titanium Metals Corp. (I)(L)	45,909	761,630
United States Steel Corp. (L)	77,586	4,928,263

		63,693,501
Paper & Forest Products - 0.23%
International Paper Company	234,372	5,767,895
MeadWestvaco Corp.	92,372	2,360,105
Weyerhaeuser Company	114,378	5,177,892

		13,305,892

		198,621,637
Telecommunication Services - 2.76%
Diversified Telecommunication Services - 2.48%
AT&T, Inc.	3,193,947	82,531,590
CenturyTel, Inc.	162,115	5,748,598
Frontier Communications Corp. (L)	168,580	1,254,235
Qwest Communications International, Inc. (L)	805,223	4,203,264
Verizon Communications, Inc.	1,534,573	47,602,454
Windstream Corp. (L)	247,259	2,692,651

		144,032,792
Wireless Telecommunication Services - 0.28%
American Tower Corp., Class A (I)	217,907	9,285,017
MetroPCS Communications, Inc. (I)(L)	140,969	998,061
Sprint Nextel Corp. (I)	1,611,213	6,122,609

		16,405,687

		160,438,479
Utilities - 3.39%
Electric Utilities - 1.77%
Allegheny Energy, Inc.	91,522	2,105,006

5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
American Electric Power Company, Inc.	258,702	$8,842,434
Duke Energy Corp.	708,544	11,563,438
Edison International	176,315	6,024,684
Entergy Corp.	102,386	8,329,101
Exelon Corp.	357,107	15,644,858
FirstEnergy Corp. (L)	164,964	6,448,443
FPL Group, Inc.	223,685	10,810,696
Northeast Utilities	94,822	2,620,880
Pepco Holdings, Inc.	120,330	2,063,660
Pinnacle West Capital Corp.	54,667	2,062,586
PPL Corp.	204,054	5,654,336
Progress Energy, Inc.	154,025	6,062,424
Southern Company	443,950	14,721,382

		102,953,928
Gas Utilities - 0.18%
EQT Corp.	70,663	2,897,183
Nicor, Inc.	24,465	1,025,573
ONEOK, Inc.	57,016	2,602,780
Questar Corp.	94,510	4,082,832

		10,608,368
Independent Power Producers & Energy Traders - 0.19%
Constellation Energy Group, Inc.	108,822	3,820,740
NRG Energy, Inc. (I)	141,728	2,962,115
The AES Corp. (I)	361,747	3,979,217

		10,762,072
Multi-Utilities - 1.25%
Ameren Corp.	127,878	3,335,058
CenterPoint Energy, Inc.	212,522	3,051,816
CMS Energy Corp. (L)	123,842	1,914,597
Consolidated Edison, Inc. (L)	152,255	6,781,438
Dominion Resources, Inc. (L)	324,753	13,350,596
DTE Energy Company	89,252	3,980,639
Integrys Energy Group, Inc. (L)	41,247	1,954,283
NiSource, Inc.	149,789	2,366,666
PG&E Corp. (L)	200,950	8,524,299
Public Service Enterprise Group, Inc.	273,799	8,082,546
SCANA Corp.	60,334	2,267,955
Sempra Energy	133,667	6,669,983
TECO Energy, Inc. (L)	115,382	1,833,420
Wisconsin Energy Corp.	63,103	3,117,919
Xcel Energy, Inc.	247,117	5,238,880

		72,470,095

		196,794,463

TOTAL COMMON STOCKS (Cost $4,874,162,072)		$5,713,027,049

SHORT-TERM INVESTMENTS - 6.43%
Short-Term Securities* - 1.18%
Federal Home Loan Mortgage Corp. Discount
Notes, 0.140%, 05/03/2010	$30,000,000	29,996,267
Federal National Mortgage Association
Discount Notes, 0.420%, 12/01/2010	5,798,000	5,781,495
Federal Home Loan Bank Discount Notes,
0.120%, 04/16/2010	15,400,000	15,399,230
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	17,330,000	17,330,000

		68,506,992

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 5.25%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$30,432,214	$304,589,940

TOTAL SHORT-TERM INVESTMENTS (Cost $373,132,562)		$373,096,932

Total Investments (500 Index Trust)
(Cost $5,247,294,634) - 104.89%		$6,086,123,981
Other assets and liabilities, net - (4.89%)		(283,816,466)

TOTAL NET ASSETS - 100.00%		$5,802,307,515

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.24%
Consumer Discretionary - 9.94%
Auto Components - 0.23%
Johnson Controls, Inc.	52,534	$1,733,094
The Goodyear Tire & Rubber Company (I)	18,837	238,100

		1,971,194
Automobiles - 0.46%
Ford Motor Company (I)(L)	263,418	3,311,164
Harley-Davidson, Inc. (L)	18,324	514,355

		3,825,519
Distributors - 0.06%
Genuine Parts Company	12,412	524,283
Diversified Consumer Services - 0.17%
Apollo Group, Inc., Class A (I)	10,054	616,210
DeVry, Inc.	4,842	315,698
H & R Block, Inc.	26,241	467,090

		1,398,998
Hotels, Restaurants & Leisure - 1.52%
Carnival Corp.	33,993	1,321,648
Darden Restaurants, Inc.	10,935	487,045
International Game Technology	23,103	426,250
Marriott International, Inc., Class A (L)	19,907	627,469
McDonald’s Corp.	84,147	5,614,288
Starbucks Corp.	58,138	1,411,009
Starwood Hotels & Resorts
Worldwide, Inc. (L)	14,610	681,410
Wyndham Worldwide Corp.	13,985	359,834
Wynn Resorts, Ltd.	5,400	409,482
Yum! Brands, Inc.	36,700	1,406,711

		12,745,146
Household Durables - 0.40%
D.R. Horton, Inc. (L)	21,499	270,887
Fortune Brands, Inc.	11,886	576,590
Harman International Industries, Inc. (I)	5,447	254,811
Leggett & Platt, Inc.	11,610	251,240
Lennar Corp., Class A	12,725	218,997
Newell Rubbermaid, Inc.	21,602	328,350
Pulte Group, Inc. (I)	24,813	279,146
Stanley Black & Decker, Inc.	12,311	706,775
Whirlpool Corp.	5,850	510,413

		3,397,209
Internet & Catalog Retail - 0.59%
Amazon.com, Inc. (I)	26,770	3,633,492
Expedia, Inc.	16,536	412,739

6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Priceline.com, Inc. (I)	3,565	$909,075

		4,955,306
Leisure Equipment & Products - 0.14%
Eastman Kodak Company (I)	21,073	122,013
Hasbro, Inc.	9,598	367,411
Mattel, Inc.	28,440	646,726

		1,136,150
Media - 2.98%
CBS Corp., Class B	52,949	738,109
Comcast Corp., Class A	221,915	4,176,440
DIRECTV, Class A (I)	73,133	2,472,627
Discovery Communications, Inc., Series A (I)	22,174	749,259
Gannett Company, Inc.	18,563	306,661
Meredith Corp.	2,815	96,864
News Corp., Class A	176,228	2,539,445
Omnicom Group, Inc.	24,279	942,268
Scripps Networks Interactive, Inc., Class A	6,958	308,587
The Interpublic Group of Companies, Inc. (I)	38,397	319,463
The McGraw-Hill Companies, Inc.	24,689	880,163
The New York Times Company (I)	8,997	100,137
The Walt Disney Company	151,682	5,295,219
The Washington Post Company, Class B	478	212,318
Time Warner Cable, Inc.	27,572	1,469,863
Time Warner, Inc.	89,955	2,812,893
Viacom, Inc., Class B (I)	47,497	1,632,947

		25,053,263
Multiline Retail - 0.87%
Big Lots, Inc. (I)(L)	6,427	234,071
Family Dollar Stores, Inc. (L)	10,797	395,278
J.C. Penney Company, Inc.	18,455	593,697
Kohl’s Corp. (I)	23,978	1,313,515
Macy’s, Inc.	32,926	716,799
Nordstrom, Inc. (L)	12,927	528,068
Sears Holdings Corp. (I)(L)	3,796	411,600
Target Corp.	58,835	3,094,721

		7,287,749
Specialty Retail - 2.03%
Abercrombie & Fitch Company, Class A	6,844	312,360
AutoNation, Inc. (I)(L)	7,068	127,789
AutoZone, Inc. (I)	2,328	402,954
Bed Bath & Beyond, Inc. (I)	20,490	896,642
Best Buy Company, Inc.	26,808	1,140,412
GameStop Corp., Class A (I)(L)	12,810	280,667
Home Depot, Inc.	132,982	4,301,968
Limited Brands, Inc.	20,920	515,050
Lowe’s Companies, Inc.	115,122	2,790,557
O’Reilly Automotive, Inc. (I)	10,713	446,839
Office Depot, Inc. (I)	21,371	170,541
RadioShack Corp.	9,739	220,394
Ross Stores, Inc.	9,688	518,017
Staples, Inc.	57,012	1,333,511
The Gap, Inc.	37,233	860,455
The Sherwin-Williams Company	7,198	487,161
Tiffany & Company	9,733	462,220
TJX Companies, Inc.	32,824	1,395,676
Urban Outfitters, Inc. (I)	10,147	385,890

		17,049,103
Textiles, Apparel & Luxury Goods - 0.49%
Coach, Inc.	24,572	971,085
NIKE, Inc., Class B (L)	30,497	2,241,530
Polo Ralph Lauren Corp. (L)	4,469	380,044

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	6,907	$553,596

		4,146,255

		83,490,175
Consumer Staples - 11.06%
Beverages - 2.50%
Brown Forman Corp.	8,500	505,325
Coca-Cola Enterprises, Inc.	24,991	691,251
Constellation Brands, Inc., Class A (I)	15,532	255,346
Dr. Pepper Snapple Group, Inc.	19,873	698,933
Molson Coors Brewing Company	12,390	521,123
PepsiCo, Inc.	127,805	8,455,579
The Coca-Cola Company	180,254	9,913,970

		21,041,527
Food & Staples Retailing - 2.64%
Costco Wholesale Corp.	34,358	2,051,516
CVS Caremark Corp.	108,746	3,975,754
Safeway, Inc.	30,406	755,893
SUPERVALU, Inc.	16,492	275,087
Sysco Corp.	46,341	1,367,060
The Kroger Company	50,825	1,100,870
Wal-Mart Stores, Inc.	166,868	9,277,861
Walgreen Company	77,046	2,857,636
Whole Foods Market, Inc. (I)(L)	13,323	481,626

		22,143,303
Food Products - 1.78%
Archer-Daniels-Midland Company	50,254	1,452,341
Campbell Soup Company	14,774	522,261
ConAgra Foods, Inc.	34,677	869,352
Dean Foods Company (I)	14,179	222,469
General Mills, Inc.	25,772	1,824,400
H.J. Heinz Company	24,732	1,128,027
Hormel Foods Corp.	5,460	229,375
Kellogg Company	19,941	1,065,448
Kraft Foods, Inc., Class A	135,814	4,107,015
McCormick & Company, Inc.	10,334	396,412
Mead Johnson Nutrition Company	15,993	832,116
Sara Lee Corp.	54,535	759,673
The Hershey Company (L)	13,012	557,044
The J.M. Smucker Company	9,309	560,960
Tyson Foods, Inc., Class A	23,856	456,842

		14,983,735
Household Products - 2.43%
Clorox Company	10,968	703,488
Colgate-Palmolive Company	38,614	3,292,230
Kimberly-Clark Corp.	32,558	2,047,247
Procter & Gamble Company	227,156	14,372,160

		20,415,125
Personal Products - 0.21%
Avon Products, Inc.	33,433	1,132,376
Estee Lauder Companies, Inc., Class A	9,243	599,593

		1,731,969
Tobacco - 1.50%
Altria Group, Inc.	162,710	3,338,809
Lorillard, Inc.	12,107	910,931
Philip Morris International, Inc.	147,102	7,672,840
Reynolds American, Inc.	13,220	713,616

		12,636,196

		92,951,855

7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 10.67%
Energy Equipment & Services - 1.76%
Baker Hughes, Inc.	24,393	$1,142,568
BJ Services Company	22,953	491,194
Cameron International Corp. (I)	19,118	819,397
Diamond Offshore Drilling, Inc. (L)	5,436	482,771
FMC Technologies, Inc. (I)	9,540	616,570
Halliburton Company	70,783	2,132,692
Helmerich & Payne, Inc.	8,268	314,845
Nabors Industries, Ltd. (I)	22,263	437,023
National Oilwell Varco, Inc.	32,725	1,327,981
Rowan Companies, Inc. (I)	8,849	257,594
Schlumberger, Ltd.	93,580	5,938,587
Smith International, Inc.	19,427	831,864

		14,793,086
Oil, Gas & Consumable Fuels - 8.91%
Anadarko Petroleum Corp.	38,521	2,805,484
Apache Corp.	26,320	2,671,480
Cabot Oil & Gas Corp.	8,063	296,718
Chesapeake Energy Corp.	50,979	1,205,144
Chevron Corp.	157,065	11,910,239
ConocoPhillips	116,280	5,950,048
CONSOL Energy, Inc.	14,168	604,407
Denbury Resources, Inc. (I)	30,926	521,722
Devon Energy Corp.	34,942	2,251,313
El Paso Corp.	54,848	594,552
EOG Resources, Inc.	19,753	1,835,844
Exxon Mobil Corp.	369,231	24,731,092
Hess Corp.	22,776	1,424,639
Marathon Oil Corp.	55,364	1,751,717
Massey Energy Company	6,768	353,899
Murphy Oil Corp.	14,948	839,928
Noble Energy, Inc.	13,643	995,939
Occidental Petroleum Corp.	63,500	5,368,290
Peabody Energy Corp.	21,018	960,523
Pioneer Natural Resources Company	9,002	506,993
Range Resources Corp. (L)	12,446	583,344
Southwestern Energy Company (I)	27,066	1,102,128
Spectra Energy Corp.	50,637	1,140,852
Sunoco, Inc.	9,094	270,183
Tesoro Corp.	10,926	151,871
The Williams Companies, Inc.	45,641	1,054,307
Valero Energy Corp.	44,171	870,169
XTO Energy, Inc.	45,621	2,152,399

		74,905,224

		89,698,310
Financials - 16.21%
Commercial Banks - 3.09%
BB&T Corp. (L)	54,015	1,749,546
Comerica, Inc.	13,610	517,724
Fifth Third Bancorp	62,179	845,013
First Horizon National Corp. (I)	17,513	246,063
Huntington Bancshares, Inc.	56,025	300,854
KeyCorp	68,676	532,239
M&T Bank Corp. (L)	6,497	515,732
Marshall & Ilsley Corp.	41,189	331,571
PNC Financial Services Group, Inc.	40,430	2,413,671
Regions Financial Corp.	93,272	732,185
SunTrust Banks, Inc.	39,052	1,046,203
U.S. Bancorp	149,636	3,872,580
Wells Fargo & Company	405,163	12,608,673
Zions Bancorporation (L)	11,762	256,647

		25,968,701

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.77%
American Express Company	93,591	$3,861,565
Capital One Financial Corp.	35,607	1,474,486
Discover Financial Services	42,514	633,459
SLM Corp. (I)	37,923	474,796

		6,444,306
Diversified Financial Services - 7.19%
Ameriprise Financial, Inc.	19,982	906,384
Bank of America Corp.	784,562	14,004,432
Bank of New York Mellon Corp.	94,488	2,917,789
Citigroup, Inc. (I)	1,536,672	6,223,522
CME Group, Inc.	5,212	1,647,565
E*TRADE Financial Corp. (I)	124,498	205,422
Federated Investors, Inc., Class B (L)	6,853	180,782
Franklin Resources, Inc.	11,591	1,285,442
IntercontinentalExchange, Inc. (I)	5,756	645,708
Invesco, Ltd.	33,533	734,708
Janus Capital Group, Inc.	14,310	204,490
JPMorgan Chase & Company	310,713	13,904,407
Legg Mason, Inc. (L)	12,715	364,539
Leucadia National Corp. (I)	14,841	368,205
Moody’s Corp. (L)	15,377	457,466
Morgan Stanley	109,339	3,202,539
Northern Trust Corp.	18,901	1,044,469
NYSE Euronext	20,412	604,399
State Street Corp.	38,742	1,748,814
T. Rowe Price Group, Inc. (L)	20,255	1,112,607
The Charles Schwab Corp.	76,455	1,428,944
The Goldman Sachs Group, Inc.	41,156	7,022,448
The NASDAQ OMX Group, Inc. (I)	11,494	242,753

		60,457,834
Insurance - 3.79%
Aflac, Inc.	36,689	1,991,846
American International Group, Inc. (I)(L)	10,552	360,245
Aon Corp.	20,869	891,315
Assurant, Inc.	9,086	312,377
Berkshire Hathaway, Inc., Class B (I)(L)	129,423	10,518,207
Chubb Corp.	25,697	1,332,389
Cincinnati Financial Corp.	12,742	368,244
Genworth Financial, Inc., Class A (I)	38,248	701,468
Hartford Financial Services Group, Inc.	30,041	853,765
Lincoln National Corp.	23,639	725,717
Loews Corp.	27,751	1,034,557
Marsh & McLennan Companies, Inc.	41,620	1,016,360
MetLife, Inc.	64,060	2,776,360
Principal Financial Group, Inc.	24,984	729,783
Prudential Financial, Inc.	36,366	2,200,143
The Allstate Corp.	41,963	1,355,825
The Progressive Corp.	52,449	1,001,251
The Travelers Companies, Inc.	40,164	2,166,446
Torchmark Corp.	6,479	346,691
Unum Group	25,994	643,871
XL Capital, Ltd., Class A	26,754	505,651

		31,832,511
Real Estate Investment Trusts - 1.21%
Apartment Investment & Management
Company, Class A	9,101	167,549
AvalonBay Communities, Inc. (L)	6,377	550,654
Boston Properties, Inc.	10,868	819,882
Equity Residential	22,045	863,062
HCP, Inc. (L)	22,980	758,340
Health Care REIT, Inc.	9,673	437,510
Host Hotels & Resorts, Inc.	51,083	748,366
Kimco Realty Corp.	31,716	496,038

8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Plum Creek Timber Company, Inc. (L)	12,733	$495,441
ProLogis (L)	37,086	489,535
Public Storage	10,611	976,106
Simon Property Group, Inc.	22,679	1,902,768
Ventas, Inc.	12,255	581,867
Vornado Realty Trust	12,330	933,381

		10,220,499
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc. (I)	21,141	335,085
Thrifts & Mortgage Finance - 0.12%
Hudson City Bancorp, Inc.	37,057	524,727
People’s United Financial, Inc.	29,037	454,139

		978,866

		136,237,802
Health Care - 11.94%
Biotechnology - 1.51%
Amgen, Inc. (I)	76,587	4,576,839
Biogen Idec, Inc. (I)	21,084	1,209,378
Celgene Corp. (I)	35,954	2,227,710
Cephalon, Inc. (I)(L)	5,860	397,191
Genzyme Corp. (I)	20,811	1,078,634
Gilead Sciences, Inc. (I)	70,650	3,213,162

		12,702,914
Health Care Equipment & Supplies - 1.90%
Baxter International, Inc.	47,132	2,743,082
Becton, Dickinson & Company	18,445	1,452,175
Boston Scientific Corp. (I)	118,198	853,390
C.R. Bard, Inc.	7,481	648,004
CareFusion Corp. (I)	13,867	366,505
DENTSPLY International, Inc.	11,510	401,124
Hospira, Inc. (I)	12,814	725,913
Intuitive Surgical, Inc. (I)	3,045	1,060,056
Medtronic, Inc.	86,390	3,890,142
St. Jude Medical, Inc. (I)	25,451	1,044,764
Stryker Corp.	22,102	1,264,676
Varian Medical Systems, Inc. (I)	9,681	535,650
Zimmer Holdings, Inc. (I)	16,656	986,035

		15,971,516
Health Care Providers & Services - 2.13%
Aetna, Inc.	33,722	1,183,979
AmerisourceBergen Corp.	22,084	638,669
Cardinal Health, Inc.	28,253	1,017,956
CIGNA Corp.	21,504	786,616
Coventry Health Care, Inc. (I)	11,512	284,577
DaVita, Inc. (I)	8,071	511,701
Express Scripts, Inc. (I)	21,530	2,190,893
Humana, Inc. (I)	13,313	622,649
Laboratory Corp. of America Holdings (I)	8,188	619,913
McKesson Corp.	21,068	1,384,589
Medco Health Solutions, Inc. (I)	36,292	2,343,012
Patterson Companies, Inc.	7,304	226,789
Quest Diagnostics, Inc.	11,754	685,141
Tenet Healthcare Corp. (I)	34,020	194,594
UnitedHealth Group, Inc.	90,526	2,957,484
WellPoint, Inc. (I)	34,718	2,235,145

		17,883,707
Life Sciences Tools & Services - 0.42%
Life Technologies Corp. (I)	14,142	739,202
Millipore Corp. (I)	4,382	462,739
PerkinElmer, Inc.	9,131	218,231

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. (I)	32,022	$1,647,212
Waters Corp. (I)	7,319	494,325

		3,561,709
Pharmaceuticals - 5.98%
Abbott Laboratories	121,426	6,396,722
Allergan, Inc.	24,049	1,570,881
Bristol-Myers Squibb Company (L)	134,056	3,579,295
Eli Lilly & Company	79,361	2,874,455
Forest Laboratories, Inc. (I)	23,647	741,570
Johnson & Johnson	215,217	14,032,148
King Pharmaceuticals, Inc. (I)	19,310	227,086
Merck & Company, Inc.	243,636	9,099,805
Mylan, Inc. (I)(L)	23,984	544,677
Pfizer, Inc.	631,151	10,824,240
Watson Pharmaceuticals, Inc. (I)	8,335	348,153

		50,239,032

		100,358,878
Industrials - 10.32%
Aerospace & Defense - 2.91%
General Dynamics Corp.	30,166	2,328,815
Goodrich Corp.	9,789	690,320
Honeywell International, Inc.	59,793	2,706,829
ITT Corp.	14,304	766,837
L-3 Communications Holdings, Inc.	9,041	828,427
Lockheed Martin Corp.	24,663	2,052,455
Northrop Grumman Corp.	23,678	1,552,566
Precision Castparts Corp.	11,080	1,403,947
Raytheon Company	29,647	1,693,437
Rockwell Collins, Inc.	12,295	769,544
The Boeing Company	59,200	4,298,512
United Technologies Corp.	73,233	5,390,681

		24,482,370
Air Freight & Logistics - 1.03%
C.H. Robinson Worldwide, Inc.	13,048	728,731
Expeditors International of Washington, Inc.	16,589	612,466
FedEx Corp.	24,472	2,285,685
United Parcel Service, Inc., Class B	77,647	5,001,243

		8,628,125
Airlines - 0.09%
Southwest Airlines Company	58,128	768,452
Building Products - 0.05%
Masco Corp.	27,935	433,551
Commercial Services & Supplies - 0.49%
Avery Dennison Corp.	8,770	319,316
Cintas Corp.	10,226	287,248
Iron Mountain, Inc.	14,159	387,957
Pitney Bowes, Inc.	16,224	396,677
R.R. Donnelley & Sons Company	16,069	343,073
Republic Services, Inc.	25,326	734,961
Stericycle, Inc. (I)(L)	6,630	361,335
Waste Management, Inc.	37,928	1,305,861

		4,136,428
Construction & Engineering - 0.17%
Fluor Corp.	13,983	650,349
Jacobs Engineering Group, Inc. (I)	9,743	440,286
Quanta Services, Inc. (I)	16,428	314,760

		1,405,395
Electrical Equipment - 0.53%
Emerson Electric Company	58,846	2,962,308

9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
First Solar, Inc. (I)(L)	3,799	$465,947
Rockwell Automation, Inc.	11,165	629,259
Roper Industries, Inc.	7,327	423,794

		4,481,308
Industrial Conglomerates - 2.42%
3M Company	55,662	4,651,673
General Electric Company	834,443	15,186,863
Textron, Inc. (L)	21,321	452,645

		20,291,181
Machinery - 1.65%
Caterpillar, Inc.	48,857	3,070,662
Cummins, Inc.	15,747	975,527
Danaher Corp.	20,492	1,637,516
Deere & Company	33,160	1,971,694
Dover Corp.	14,571	681,194
Eaton Corp.	12,935	980,085
Flowserve Corp.	4,368	481,659
Illinois Tool Works, Inc.	30,254	1,432,829
PACCAR, Inc.	28,482	1,234,410
Pall Corp.	9,178	371,617
Parker Hannifin Corp.	12,575	814,106
Snap-on, Inc.	4,491	194,640

		13,845,939
Professional Services - 0.12%
Dun & Bradstreet Corp.	3,988	296,787
Equifax, Inc.	9,838	352,200
Robert Half International, Inc. (L)	11,622	353,657

		1,002,644
Road & Rail - 0.74%
CSX Corp.	30,537	1,554,333
Norfolk Southern Corp.	28,909	1,615,724
Ryder Systems, Inc.	4,177	161,901
Union Pacific Corp.	39,516	2,896,523

		6,228,481
Trading Companies & Distributors - 0.12%
Fastenal Company (L)	10,269	492,809
W.W. Grainger, Inc.	4,814	520,490

		1,013,299

		86,717,173
Information Technology - 18.54%
Communications Equipment - 2.45%
Cisco Systems, Inc. (I)	447,778	11,655,661
Harris Corp.	10,247	486,630
JDS Uniphase Corp. (I)	17,317	216,982
Juniper Networks, Inc. (I)	41,092	1,260,703
Motorola, Inc. (I)	180,881	1,269,785
QUALCOMM, Inc.	131,433	5,518,872
Tellabs, Inc.	30,042	227,418

		20,636,051
Computers & Peripherals - 5.63%
Apple, Inc. (I)	70,917	16,660,531
Dell, Inc. (I)	134,659	2,021,232
EMC Corp. (I)	160,535	2,896,051
Hewlett-Packard Company	184,103	9,785,074
International Business Machines Corp.	101,590	13,028,918
Lexmark International, Inc. (I)	6,057	218,537
NetApp, Inc. (I)	26,953	877,590
QLogic Corp. (I)	8,915	180,975
SanDisk Corp. (I)	17,887	619,427

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Teradata Corp. (I)	13,038	$376,668
Western Digital Corp. (I)	17,881	697,180

		47,362,183
Electronic Equipment, Instruments & Components - 0.57%
Agilent Technologies, Inc. (I)	27,281	938,194
Amphenol Corp., Class A	13,548	571,590
Corning, Inc.	121,914	2,463,882
FLIR Systems, Inc. (I)(L)	11,956	337,159
Jabil Circuit, Inc.	15,101	244,485
Molex, Inc.	10,542	219,906

		4,775,216
Internet Software & Services - 1.86%
Akamai Technologies, Inc. (I)	13,458	422,716
eBay, Inc. (I)	88,383	2,381,922
Google, Inc., Class A (I)	18,900	10,716,489
Monster Worldwide, Inc. (I)(L)	9,892	164,306
VeriSign, Inc. (I)(L)	14,347	373,165
Yahoo!, Inc. (I)	93,079	1,538,596

		15,597,194
IT Services - 1.46%
Automatic Data Processing, Inc.	39,481	1,755,720
Cognizant Technology Solutions
Corp., Class A (I)	23,271	1,186,356
Computer Sciences Corp. (I)	12,014	654,643
Fidelity National Information Services, Inc.	25,803	604,822
Fiserv, Inc. (I)	11,912	604,653
MasterCard, Inc. (L)	7,548	1,917,192
Paychex, Inc.	25,155	772,259
SAIC, Inc. (I)	23,818	421,579
The Western Union Company	53,397	905,613
Total Systems Services, Inc. (L)	15,339	240,209
Visa, Inc., Class A (L)	34,910	3,177,857

		12,240,903
Office Electronics - 0.12%
Xerox Corp.	105,729	1,030,858
Semiconductors & Semiconductor Equipment - 2.46%
Advanced Micro Devices, Inc. (I)(L)	44,154	409,308
Altera Corp.	23,257	565,378
Analog Devices, Inc.	23,281	670,958
Applied Materials, Inc.	105,040	1,415,939
Broadcom Corp., Class A	33,720	1,118,830
Intel Corp.	432,009	9,616,520
KLA-Tencor Corp.	13,457	416,090
Linear Technology Corp.	17,480	494,334
LSI Corp. (I)	51,345	314,231
MEMC Electronic Materials, Inc. (I)	17,782	272,598
Microchip Technology, Inc. (L)	14,408	405,729
Micron Technology, Inc. (I)	66,527	691,216
National Semiconductor Corp.	18,598	268,741
Novellus Systems, Inc. (I)	7,546	188,650
NVIDIA Corp. (I)(L)	43,396	754,222
Teradyne, Inc. (I)(L)	13,715	153,197
Texas Instruments, Inc.	97,123	2,376,600
Xilinx, Inc.	21,635	551,693

		20,684,234
Software - 3.99%
Adobe Systems, Inc. (I)	40,989	1,449,781
Autodesk, Inc. (I)	17,965	528,530
BMC Software, Inc. (I)	14,266	542,108
CA, Inc.	30,845	723,932
Citrix Systems, Inc. (I)	14,376	682,429

10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Compuware Corp. (I)	17,929	$150,604
Electronic Arts, Inc. (I)	25,546	476,688
Intuit, Inc. (I)	24,550	843,047
McAfee, Inc. (I)	12,411	498,053
Microsoft Corp.	596,735	17,466,433
Novell, Inc. (I)	27,268	163,335
Oracle Corp.	305,687	7,853,099
Red Hat, Inc. (I)	14,758	431,967
Salesforce.com, Inc. (I)(L)	8,572	638,185
Symantec Corp. (I)	63,053	1,066,857

		33,515,048

		155,841,687
Materials - 3.42%
Chemicals - 1.84%
Air Products & Chemicals, Inc.	16,592	1,226,978
Airgas, Inc.	6,470	411,621
CF Industries Holdings, Inc.	3,778	344,478
E.I. Du Pont de Nemours & Company	70,686	2,632,347
Eastman Chemical Company	5,655	360,110
Ecolab, Inc.	18,479	812,152
FMC Corp.	5,671	343,322
International Flavors & Fragrances, Inc.	6,149	293,123
Monsanto Company	42,675	3,047,849
PPG Industries, Inc.	12,989	849,481
Praxair, Inc.	23,956	1,988,348
Sigma-Aldrich Corp.	9,523	511,004
The Dow Chemical Company	89,960	2,660,117

		15,480,930
Construction Materials - 0.06%
Vulcan Materials Company (L)	9,880	466,731
Containers & Packaging - 0.19%
Ball Corp.	7,358	392,770
Bemis Company, Inc.	8,525	244,838
Owens-Illinois, Inc. (I)	13,186	468,630
Pactiv Corp. (I)	10,293	259,178
Sealed Air Corp.	12,365	260,654

		1,626,070
Metals & Mining - 1.10%
AK Steel Holding Corp.	8,507	194,470
Alcoa, Inc.	79,792	1,136,238
Allegheny Technologies, Inc.	7,680	414,643
Cliffs Natural Resources, Inc.	10,575	750,296
Freeport-McMoRan Copper & Gold, Inc.	33,673	2,813,042
Newmont Mining Corp.	38,398	1,955,610
Nucor Corp.	24,628	1,117,619
Titanium Metals Corp. (I)	6,573	109,046
United States Steel Corp. (L)	11,212	712,186

		9,203,150
Paper & Forest Products - 0.23%
International Paper Company	33,871	833,565
MeadWestvaco Corp.	13,395	342,242
Weyerhaeuser Company	16,530	748,313

		1,924,120

		28,701,001
Telecommunication Services - 2.76%
Diversified Telecommunication Services - 2.48%
AT&T, Inc.	461,577	11,927,150
CenturyTel, Inc.	23,428	830,757
Frontier Communications Corp. (L)	24,295	180,755
Qwest Communications International, Inc. (L)	116,368	607,441

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	221,771	$6,879,336
Windstream Corp. (L)	35,733	389,132

		20,814,571
Wireless Telecommunication Services - 0.28%
American Tower Corp., Class A (I)	31,491	1,341,832
MetroPCS Communications, Inc. (I)(L)	20,474	144,956
Sprint Nextel Corp. (I)	232,846	884,815

		2,371,603

		23,186,174
Utilities - 3.38%
Electric Utilities - 1.77%
Allegheny Energy, Inc.	13,191	303,393
American Electric Power Company, Inc.	37,387	1,277,888
Duke Energy Corp.	102,396	1,671,103
Edison International	25,480	870,652
Entergy Corp.	14,796	1,203,655
Exelon Corp.	51,608	2,260,946
FirstEnergy Corp. (L)	23,840	931,906
FPL Group, Inc.	32,326	1,562,316
Northeast Utilities	13,649	377,258
Pepco Holdings, Inc.	17,390	298,239
Pinnacle West Capital Corp.	7,934	299,350
PPL Corp.	29,489	817,140
Progress Energy, Inc.	22,259	876,114
Southern Company	64,158	2,127,479

		14,877,439
Gas Utilities - 0.18%
EQT Corp.	10,239	419,799
Nicor, Inc.	3,518	147,475
ONEOK, Inc.	8,214	374,969
Questar Corp.	13,658	590,026

		1,532,269
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	15,727	552,175
NRG Energy, Inc. (I)	20,482	428,074
The AES Corp. (I)	52,278	575,058

		1,555,307
Multi-Utilities - 1.25%
Ameren Corp.	18,529	483,236
CenterPoint Energy, Inc.	30,713	441,039
CMS Energy Corp. (L)	17,913	276,935
Consolidated Edison, Inc. (L)	22,003	980,014
Dominion Resources, Inc.	46,932	1,929,375
DTE Energy Company	12,898	575,251
Integrys Energy Group, Inc.	5,945	281,674
NiSource, Inc.	21,647	342,023
PG&E Corp.	29,040	1,231,877
Public Service Enterprise Group, Inc.	39,568	1,168,047
SCANA Corp.	8,719	327,747
Sempra Energy	19,317	963,918
TECO Energy, Inc. (L)	16,629	264,235
Wisconsin Energy Corp.	9,142	451,706
Xcel Energy, Inc.	35,712	757,094

		10,474,171

		28,439,186

TOTAL COMMON STOCKS (Cost $823,184,390)		$825,622,241

11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 5.75%
Short-Term Securities* - 1.28%
Federal Home Loan Mortgage Corp.,
0.31%, 09/14/2010	$2,376,000	$2,372,604
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	8,410,000	8,410,000

		10,782,604
Securities Lending Collateral - 4.47%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	3,753,547	37,568,503

TOTAL SHORT-TERM INVESTMENTS (Cost $48,354,743)		$48,351,107

Total Investments (500 Index Trust B)
(Cost $871,539,133) - 103.99%		$873,973,348
Other assets and liabilities, net - (3.99%)		(33,527,531)

TOTAL NET ASSETS - 100.00%		$840,445,817

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 17.82%
U.S. Treasury Bonds - 0.11%
4.375%, 11/15/2039	$1,700,000	$1,607,563
4.500%, 08/15/2039	250,000	241,406

		1,848,969
U.S. Treasury Notes - 1.05%
2.500%, 03/31/2015	2,345,000	2,338,411
3.375%, 11/15/2019	11,315,000	10,918,092
3.625%, 02/15/2020	3,715,000	3,651,730

		16,908,233
Federal Home Loan Bank - 0.12%
5.375%, 05/18/2016	1,680,000	1,866,883
Federal National Mortgage Association - 15.50%
1.800%, 03/15/2013	2,970,000	2,963,394
2.050%, 01/28/2013	775,000	773,559
3.000%, 10/29/2014	2,210,000	2,213,797
3.127%, 07/01/2033 (P)	97,642	101,282
3.252%, 08/01/2034 (P)	2,311,119	2,398,390
4.000%, 06/01/2024 to 07/01/2024	33,848,624	34,392,053
5.000%, TBA (B)	42,305,000	43,630,335
5.000%, 05/01/2018 to 11/01/2036	45,289,474	47,119,078
5.500%, 02/01/2018 to 01/01/2037	75,010,010	79,255,513
6.000%, 05/01/2035 to 02/01/2036	29,342,379	31,542,127
6.500%, 02/01/2036	2,557,174	2,761,249
7.000%, 09/01/2010 to 10/25/2041	1,919,312	2,078,421
7.500%, 09/01/2029 to 11/25/2041	447,866	491,695

		249,720,893
Federal Home Loan Mortgage Corp. - 0.45%
4.500%, 09/01/2023	3,932,602	4,082,379
4.750%, 01/15/2031	805,326	830,972
5.000%, 07/01/2035	2,229,456	2,312,538

		7,225,889
Government National Mortgage Association - 0.59%
5.000%, 04/15/2035	3,335,277	3,487,449
5.500%, 03/15/2035	3,662,522	3,897,725
6.000%, 03/15/2033 to 06/15/2033	1,413,902	1,532,260
6.500%, 09/15/2028 to 08/15/2031	303,549	333,536

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
7.000%, 04/15/2029		$100,026	$110,833
8.000%, 10/15/2026 to 05/15/2029		128,108	141,063

			9,502,866

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $277,958,636)			$287,073,733

FOREIGN GOVERNMENT
OBLIGATIONS - 0.62%
Argentina - 0.14%
Republic of Argentina
0.00%, 12/15/2035	ARS	19,532,033	334,820
1.180%, 12/31/2038 (P)		8,797,621	840,356
5.830%, 12/31/2033 (P)		3,617,497	1,010,957

			2,186,133
Canada - 0.02%
Government of Canada
5.500%, 06/01/2010	CAD	270,000	268,025
Germany - 0.19%
Federal Republic of Germany
5.250%, 01/04/2011	EUR	1,275,000	1,783,196
6.250%, 01/04/2030		725,000	1,309,219

			3,092,415
Japan - 0.05%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	766,527
Mexico - 0.10%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,670,828
Panama - 0.04%
Republic of Panama
8.875%, 09/30/2027		$344,000	443,760
9.375%, 04/01/2029		130,000	176,475

			620,235
Peru - 0.01%
Republic of Peru, Bond
9.875%, 02/06/2015		148,000	187,220
Sweden - 0.02%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	1,720,000	248,696
Ukraine - 0.03%
Republic of Ukraine
7.650%, 06/11/2013		$500,000	508,300
United Kingdom - 0.02%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	155,281
8.000%, 12/07/2015		125,000	239,973

			395,254

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,549,553)			$9,943,633

CORPORATE BONDS - 54.72%
Aerospace & Defense - 0.26%
BE Aerospace, Inc.
8.500%, 07/01/2018		1,010,000	1,078,175
Embraer Overseas, Ltd.
6.375%, 01/15/2020		1,360,000	1,383,800

12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
L-3 Communications Corp., Series B
6.375%, 10/15/2015	$1,700,000	$1,744,625

		4,206,600
Agriculture - 0.15%
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014	1,380,000	1,440,447
8.500%, 06/15/2019	830,000	964,886

		2,405,333
Airlines - 0.88%
Continental Airlines, Inc.
5.983%, 04/19/2022	1,790,000	1,758,675
6.545%, 02/02/2019	348,977	355,956
7.033%, 06/15/2011	170,070	171,770
8.307%, 04/02/2018	754,470	716,747
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	611,548	612,771
Delta Air Lines, Inc.
6.821%, 08/10/2022	2,351,126	2,351,126
9.500%, 09/15/2014 (S)	900,000	946,125
Delta Air Lines, Inc., Class G-1
6.718%, 01/02/2023	1,640,573	1,476,516
Northwest Airlines, Inc.
6.264%, 11/20/2021	1,788,437	1,699,016
7.027%, 11/01/2019	1,521,330	1,430,050
United Air Lines, Inc.
9.750%, 01/15/2017	1,515,000	1,594,538
9.875%, 08/01/2013 (S)	355,000	372,750
10.400%, 11/01/2016	650,000	698,750

		14,184,790
Auto Manufacturers - 0.12%
Volvo Treasury AB
5.950%, 04/01/2015 (S)	1,880,000	1,915,618
Auto Parts & Equipment - 0.34%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	1,490,000	1,586,850
Delphi Corp.
6.197%, 11/15/2033 (H)	118,000	1
Exide Technologies, Series B
10.500%, 03/15/2013	1,590,000	1,613,850
Johnson Controls, Inc.
5.000%, 03/30/2020	845,000	842,963
Lear Corp.
8.125%, 03/15/2020	245,000	248,368
Tenneco, Inc.
8.625%, 11/15/2014	1,170,000	1,187,550

		5,479,582
Banks - 1.77%
American Express Bank FSB
6.000%, 09/13/2017	3,085,000	3,310,979
Australia & New Zealand
Banking Group, Ltd.
5.100%, 01/13/2020 (S) Banco Santander Chile	1,450,000	1,449,884

5.375%, 12/09/2014 (S)	295,000	309,939
Bank of Nova Scotia
3.400%, 01/22/2015	1,600,000	1,610,523
Barclays Bank PLC
5.125%, 01/08/2020	2,330,000	2,297,538
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	1,825,000	1,813,232
Dresdner Bank AG
7.250%, 09/15/2015	879,000	946,649

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Kazkommerts International BV
8.500%, 04/16/2013	$350,000	$337,750
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	730,000	712,252
Rabobank Nederland NV, (11.000% to
06/30/2019, then 3 month LIBOR
+ 1086.75 bps)
maturing at 06/29/2049 (S)	2,242,000	2,885,138
Regions Financial Corp.
7.750%, 11/10/2014	1,640,000	1,725,511
Shinhan Bank, (6.819% to 09/20/2016,
then 3 month LIBOR + 252.00 bps)
maturing at 09/20/2036	2,670,000	2,589,873
Silicon Valley Bank
6.050%, 06/01/2017	1,855,000	1,737,593
Sovereign Bank
2.112%, 04/01/2014	265,000	260,208
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	1,160,000	1,159,715
Wachovia Bank NA
5.850%, 02/01/2037	1,105,000	1,031,885
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	855,000	879,686
Wells Fargo Bank NA
5.750%, 05/16/2016	1,530,000	1,651,155
Westpac Banking Corp.
4.875%, 11/19/2019	1,885,000	1,872,331

		28,581,841
Beverages - 0.51%
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	966,013
6.500%, 02/01/2043	540,000	566,461
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,320,000	1,358,147
SABMiller PLC
5.500%, 08/15/2013 (S)	1,580,000	1,691,630
6.500%, 07/15/2018 (S)	3,325,000	3,687,814

		8,270,065
Biotechnology - 0.14%
Life Technologies Corp.
4.400%, 03/01/2015	875,000	881,086
6.000%, 03/01/2020	1,385,000	1,418,065

		2,299,151
Building Materials - 0.28%
CRH America, Inc.
8.125%, 07/15/2018	1,590,000	1,872,387
Masco Corp.
7.125%, 03/15/2020	995,000	1,001,212
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,600,000	1,604,000

		4,477,599
Chemicals - 0.50%
American Pacific Corp.
9.000%, 02/01/2015	1,755,000	1,739,644
Diversey, Inc.
8.250%, 11/15/2019 (S)	485,000	501,975
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	1,165,000	1,177,403
Mosaic Company
7.625%, 12/01/2016 (S)	1,355,000	1,486,344

13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
RPM International, Inc.
6.500%, 02/15/2018	$1,115,000	$1,162,274
Solutia, Inc.
7.875%, 03/15/2020	850,000	861,688
Sterling Chemicals, Inc.
10.250%, 04/01/2015	1,095,000	1,084,050

		8,013,378
Coal - 0.12%
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	345,000	364,837
Drummond Company, Inc.
7.375%, 02/15/2016	1,545,000	1,506,375

		1,871,212
Commercial Services - 0.51%
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,011,000	993,308
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	1,250,000	1,352,441
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	358,652
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	1,510,000	1,567,462
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	2,240,000	1,992,928
United Rentals North America, Inc.
7.000%, 02/15/2014	1,500,000	1,387,500
10.875%, 06/15/2016	505,000	549,188

		8,201,479
Cosmetics & Personal Care - 0.07%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	1,045,000	1,078,963
Diversified Financial Services - 12.78%
Allfirst Preferred Capital Trust
1.751%, 07/15/2029 (P)	1,080,000	712,821
American Express Company
7.000%, 03/19/2018	4,100,000	4,656,747
American Express Credit Corp., Series C
7.300%, 08/20/2013	2,230,000	2,502,981
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	2,140,000	2,494,763
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	948,743
Astoria Depositor Corp. , Series B
8.144%, 05/01/2021 (S)	3,380,000	3,295,500
AXA Financial, Inc.
7.750%, 08/01/2010	533,000	544,727
BAC Capital Trust XIII
0.657%, 12/31/2049 (P)	1,900,000	1,304,071
Bank of America Corp.
4.500%, 04/01/2015	1,200,000	1,210,009
5.650%, 05/01/2018	1,950,000	1,972,757
5.750%, 12/01/2017	2,703,000	2,771,316
7.625%, 06/01/2019	3,065,000	3,505,940
Bear Stearns Companies LLC
7.250%, 02/01/2018	1,575,000	1,820,212
Beaver Valley Funding
9.000%, 06/01/2017	2,888,000	3,120,195
Bosphorus Financial Services, Ltd.
2.050%, 02/15/2012 (P)(S)	1,067,500	1,042,384
BPCE SA, (12.50% to 09/30/2019 then
3 month LIBOR + 12.98%)
maturing at 08/29/2049 (S)	1,168,000	1,353,607

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Bank USA NA
8.800%, 07/15/2019	$1,520,000	$1,836,552
Capital One Financial Corp.
6.150%, 09/01/2016	2,180,000	2,261,693
6.750%, 09/15/2017	1,930,000	2,132,675
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	4,340,000	1,343,933
Charles Schwab Corp.
4.950%, 06/01/2014	1,115,000	1,188,844
Chuo Mitsui Trust & Banking
Company, Ltd., (5.506% to 04/15/2015,
then 3 month LIBOR + 249 bps)
maturing at 12/29/2049 (S)	2,585,000	2,480,519
Citigroup, Inc.
5.500%, 04/11/2013	2,730,000	2,868,632
5.625%, 08/27/2012	981,000	1,028,346
5.850%, 12/11/2034	1,045,000	948,870
6.125%, 11/21/2017 to 05/15/2018	7,778,000	7,982,705
6.375%, 08/12/2014	2,490,000	2,660,074
8.500%, 05/22/2019	3,595,000	4,196,034
CME Group, Inc.
5.750%, 02/15/2014	1,475,000	1,619,279
Comerica Capital Trust II, (6.576% to
02/20/2032, then 1 month LIBOR
+ 111.50 bps)
maturing at 02/20/2037	2,300,000	2,018,250
Credit Suisse First Boston USA, Inc.
6.500%, 01/15/2012	491,000	533,848
Credit Suisse New York
5.300%, 08/13/2019	1,330,000	1,363,843
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	1,430,000	1,495,837
Discover Financial Services
10.250%, 07/15/2019	2,030,000	2,415,213
Ford Motor Credit Company LLC
7.500%, 08/01/2012	520,000	538,450
General Electric Capital Corp.
5.625%, 05/01/2018	1,470,000	1,536,168
5.900%, 05/13/2014	2,000,000	2,200,492
6.000%, 08/07/2019	1,190,000	1,257,436
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	1,830,000	1,835,005
8.112%, 02/15/2015 (S)	1,700,000	1,708,500
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	965,000	983,547
6.800%, 06/15/2018 (S)	985,000	983,463
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	2,210,000	2,313,386
HSBC Holdings PLC
6.500%, 09/15/2037	1,000,000	1,036,582
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	1,425,000	1,495,332
International Lease Finance Corp.
6.375%, 03/25/2013	1,460,000	1,426,795
Jefferies Group, Inc.
6.450%, 06/08/2027	1,090,000	973,605
8.500%, 07/15/2019	1,455,000	1,614,094
JPMorgan Chase & Company
4.650%, 06/01/2014	1,955,000	2,065,768
6.000%, 01/15/2018	2,670,000	2,898,824
6.300%, 04/23/2019	2,425,000	2,676,123
JPMorgan Chase & Company, Series 1,
(7.900% to 04/30/2018, then 3 month
LIBOR + 347 bps)
maturing at 04/29/2049	1,785,000	1,902,989

14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase Capital XX
6.550%, 09/29/2036	$2,045,000	$1,919,069
JPMorgan Chase Capital XXIII, (1.250%
to 05/15/2047, then 3 month LIBOR
+ 203.00 bps)
maturing at 05/15/2047	4,175,000	3,133,225
LBG Capital No.1 PLC
7.875%, 11/01/2020	1,128,000	1,015,200
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	330,000	341,550
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month
LIBOR +103.50 bps)
maturing at 12/01/2049 (H)(S)	1,570,000	930,225
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR +149.58 bps)
maturing at 09/29/2049 (H)(S)	2,055,000	1,217,588
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	1,140,000	1,137,127
7.300%, 08/01/2014 (S)	980,000	1,094,280
MBNA Capital
1.049%, 02/01/2027 (P)	1,157,000	795,447
Mellon Capital IV, (6.244% to 6/20/2012,
then 3 month LIBOR + 56.50 bps)
maturing at 06/29/2049	1,600,000	1,480,000
Merna Reinsurance, Ltd.
2.040%, 07/07/2010 (S)(P)	1,000,000	991,800
Merrill Lynch & Company, Inc.
0.799%, 05/02/2017 (P)	4,000,000	3,573,640
6.875%, 04/25/2018	4,195,000	4,520,821
7.750%, 05/14/2038	5,025,000	5,570,067
Mizuho Financial Group, Ltd.
8.375%, 01/27/2049	945,000	949,451
Morgan Stanley
0.701%, 10/18/2016 (P)	3,315,000	3,030,951
5.950%, 12/28/2017	1,265,000	1,299,623
6.625%, 04/01/2018	3,070,000	3,274,398
7.300%, 05/13/2019	1,825,000	2,016,276
10.090%, 05/03/2017	7,325,000	3,974,822
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)	1,565,000	1,521,963
Nelnet, Inc., (7.400% to 09/29/2011, then
3 month LIBOR +337.58 bps)
maturing at 09/29/2036	2,120,000	1,763,159
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)	980,000	987,350
Northern Trust Company
6.500%, 08/15/2018	855,000	956,699
Northern Trust Corp.
4.625%, 05/01/2014	1,385,000	1,472,995
PNC Funding Corp.
4.250%, 09/21/2015	2,390,000	2,461,851
Santander Issuances SA, (6.500% to
11/01/2014, then 3 month LIBOR
+ 392.00 bps)
maturing at 08/11/2019 (S)	1,200,000	1,256,930
Schwab Capital Trust I, (7.500% to
11/15/2017, then 3 month LIBOR
+ 237.50 bps)
maturing at 11/15/2037	1,890,000	1,881,155
SLM Corp.
0.549%, 01/27/2014 (P)	5,390,000	4,663,250
8.450%, 06/15/2018	1,460,000	1,476,587

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Standard Chartered PLC ,(6.409% to
1/30/2017, then 3 month LIBOR
+ 151.00 bps)
maturing at 12/31/2049 (S)	$1,500,000	$1,369,610
State Street Capital Trust IV
1.257%, 06/15/2037 (P)	2,885,000	2,164,154
SunTrust Capital VIII, (6.100% to
12/15/2036, then 1 month LIBOR
+ 196.50 bps)
maturing at 12/15/2036	903,000	743,178
SunTrust Preferred Capital I, (5.853% to
12/15/2011, then 3 month LIBOR
+ 64.50 bps)
maturing at 12/31/2049	425,000	327,250
TD Ameritrade Holding Corp.
5.600%, 12/01/2019	1,470,000	1,485,097
Teco Finance, Inc.
6.572%, 11/01/2017	1,257,000	1,381,613
7.000%, 05/01/2012	495,000	533,610
Textron Financial Corp., (6.000% to
02/15/2017, then 3 month LIBOR
+ 173.50 bps)
maturing at 02/15/2067 (S)	3,000,000	2,400,000
The Goldman Sachs Capital II, (5.793% to
06/01/2012, then 3 month LIBOR
+ 76.75 bps)
maturing at 12/29/2049	2,995,000	2,538,263
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	2,240,000	2,362,801
5.950%, 01/18/2018	2,975,000	3,121,215
6.000%, 05/01/2014	2,225,000	2,436,339
6.750%, 10/01/2037	1,235,000	1,233,449
7.500%, 02/15/2019	4,660,000	5,325,443
The Goldman Sachs Group, Inc., MTN
0.649%, 07/22/2015 (P)	2,135,000	2,064,364
TuranAlem Finance BV
7.875%, 06/02/2010 (H)	638,000	271,150
8.500%, 02/10/2015 (H)(S)	600,000	260,250
UBS AG
5.875%, 12/20/2017	1,840,000	1,905,620
USB Capital IX, (6.189% to 04/15/2011,
then 3 month LIBOR + 102.00 bps)
maturing at 10/26/2049	4,605,000	3,937,275
USB Realty Corp., (6.091% to
01/15/2012, then 3 month LIBOR
+ 114.70 bps)
maturing at 12/29/2049 (S)	2,600,000	2,109,250
Vita Capital III, Ltd., Series B-I
1.391%, 01/01/2011 (P)(S)	4,280,000	4,210,236

		205,966,145
Electric - 3.89%
AES Eastern Energy LP
9.000%, 01/02/2017	2,550,394	2,626,905
AES Gener SA
7.500%, 03/25/2014	906,000	986,617
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	990,000	976,941
American Electric Power Company, Inc.
5.250%, 06/01/2015	540,000	577,344
Appalachian Power Company
5.800%, 10/01/2035	1,961,000	1,893,491
Aquila, Inc.
11.875%, 07/01/2012	900,000	1,047,429

15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Arizona Public Service Company
5.500%, 09/01/2035	$1,118,000	$1,003,118
BVPS II Funding Corp.
8.890%, 06/01/2017	859,000	945,552
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	582,564
CMS Energy Corp.
6.250%, 02/01/2020	1,700,000	1,679,847
Commonwealth Edison Company
5.800%, 03/15/2018	2,470,000	2,671,562
6.150%, 09/15/2017	700,000	773,590
Dominion Resources, Inc.
5.700%, 09/17/2012	368,000	398,757
(6.300% to 09/30/2011, then 3 month
LIBOR + 230.00 bps)maturing
at 09/30/2066	3,200,000	3,024,000
DTE Energy Company
7.625%, 05/15/2014	1,130,000	1,285,539
Duke Energy Corp.
6.300%, 02/01/2014	1,275,000	1,420,341
Enel Finance International SA
6.250%, 09/15/2017 (S)	2,335,000	2,536,632
Enersis SA
7.375%, 01/15/2014	633,000	699,869
FirstEnergy Corp.
6.450%, 11/15/2011	21,000	22,273
7.375%, 11/15/2031	2,314,000	2,394,722
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	1,215,000	1,243,459
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	1,115,000	1,187,475
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,280,000	4,648,534
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	1,550,000	1,557,654
5.875%, 09/30/2016 (S)	723,000	754,284
Listrindo Capital BV
9.250%, 01/29/2015 (S)	505,000	547,248
Midwest Generation LLC, Series B
8.560%, 01/02/2016	1,793,563	1,836,250
Monongahela Power Company
7.950%, 12/15/2013 (S)	1,590,000	1,858,204
National Grid PLC
6.300%, 08/01/2016	2,515,000	2,796,451
Nevada Power Company
6.650%, 04/01/2036	2,330,000	2,474,805
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,792,737
6.800%, 01/15/2019	1,000,000	1,087,118
Pacific Gas & Electric Company
4.800%, 03/01/2014	598,000	641,682
PG&E Corp.
5.750%, 04/01/2014	1,330,000	1,452,847
PNPP II Funding Corp.
9.120%, 05/30/2016	844,000	919,580
PPL Energy Supply LLC
6.500%, 05/01/2018	2,000,000	2,131,104
PSEG Power LLC
5.000%, 04/01/2014	736,000	773,662
8.625%, 04/15/2031	736,000	942,358
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	866,837

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	$1,685,000	$1,171,075
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,327,157
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	344,000	355,855
Waterford 3 Funding Corp.
8.090%, 01/02/2017	1,711,601	1,721,220

		62,634,689
Electrical Components & Equipment - 0.04%
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)	665,000	671,650
Electronics - 0.11%
Amphenol Corp.
4.750%, 11/15/2014	1,795,000	1,846,497
Energy-Alternate Sources - 0.05%
Salton Sea Funding Corp. , Series F
7.475%, 11/30/2018	668,363	733,723
Engineering & Construction - 0.06%
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	960,000	999,600
Entertainment - 0.49%
AMC Entertainment, Inc.
8.000%, 03/01/2014	1,705,000	1,715,656
8.750%, 06/01/2019	550,000	577,500
Cinemark USA, Inc.
8.625%, 06/15/2019	675,000	711,281
Greektown Holdings LLC
10.750%, 12/01/2013 (H)(S)	1,085,000	97,650
HRP Myrtle Beach Operations LLC
0.00%, 04/01/2012 (H)(S)	705,000	0
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,815,000	1,706,100
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	922,000	850,545
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,230,000	1,291,500
Regal Cinemas Corp.
8.625%, 07/15/2019	450,000	473,625
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	934,000	509,030

		7,932,887
Environmental Control - 0.05%
Waste Management, Inc.
7.750%, 05/15/2032	625,000	736,461
Food - 1.25%
B&G Foods, Inc.
7.625%, 01/15/2018	645,000	657,093
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	655,000	663,187
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	767,600
Kraft Foods, Inc.
5.375%, 02/10/2020	2,225,000	2,261,390
6.000%, 02/11/2013	2,365,000	2,595,715
6.125%, 02/01/2018	2,105,000	2,303,691
Kroger Company
7.000%, 05/01/2018	2,105,000	2,374,192
Nabisco, Inc.
7.550%, 06/15/2015	1,471,000	1,717,347

16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Safeway, Inc.
6.350%, 08/15/2017	$1,820,000	$2,015,788
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	1,035,000	1,154,025
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	417,000	427,140
Tesco PLC
6.150%, 11/15/2037 (S)	2,400,000	2,529,468
Tyson Foods, Inc.
10.500%, 03/01/2014	600,000	712,500

		20,179,136
Forest Products & Paper - 0.62%
Boise Paper Holdings LLC
8.000%, 04/01/2020 (S)	250,000	250,625
International Paper Company
7.950%, 06/15/2018	3,760,000	4,392,962
9.375%, 05/15/2019	1,435,000	1,793,889
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	335,000	378,550
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	1,530,000	1,484,100
Westvaco Corp.
7.950%, 02/15/2031	1,575,000	1,701,753

		10,001,879
Gas - 0.39%
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	711,582
Sempra Energy
6.500%, 06/01/2016	1,510,000	1,686,951
8.900%, 11/15/2013	955,000	1,138,018
Southern Union Company, (7.200% to
11/01/2011, then 3 month LIBOR
+ 301.75 bps)
maturing at 11/01/2066	2,950,000	2,736,125

		6,272,676
Healthcare Products - 0.06%
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016 (S)	1,065,000	1,042,369
Healthcare Services - 0.23%
UnitedHealth Group, Inc.
4.875%, 02/15/2013	940,000	1,005,268
5.800%, 03/15/2036	540,000	505,692
WellPoint, Inc.
5.000%, 12/15/2014	417,000	445,129
6.375%, 06/15/2037	1,735,000	1,781,403

		3,737,492
Holding Companies - 0.18%
ESI Tractebel Acquisition Corp., Series B
7.990%, 12/30/2011	1,315,000	1,314,640
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,595,000	1,580,956

		2,895,596
Home Builders - 0.03%
Pulte Homes, Inc.
6.250%, 02/15/2013	515,000	531,738
Home Furnishings - 0.16%
Whirlpool Corp.
8.000%, 05/01/2012	810,000	890,239
8.600%, 05/01/2014	1,390,000	1,613,146

		2,503,385

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Household Products - 0.13%
ACCO Brands Corp.
10.625%, 03/15/2015 (S)	$280,000	$305,900
Yankee Acquisition Corp.
8.500%, 02/15/2015	1,745,000	1,797,350

		2,103,250
Housewares - 0.02%
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	305,000	321,012
Insurance - 6.67%
Aflac, Inc.
6.900%, 12/17/2039	795,000	819,299
8.500%, 05/15/2019	1,480,000	1,781,997
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	2,005,000	2,170,645
American International Group, Inc.
5.450%, 05/18/2017	2,000,000	1,839,888
(8.175% to 05/15/2038, then 3 month
LIBOR + 419.5 bps)maturing
at 05/15/2058	1,300,000	1,098,500
Arch Capital Group, Ltd.
7.350%, 05/01/2034	3,000,000	3,007,512
Assurant, Inc.
5.625%, 02/15/2014	461,000	478,663
6.750%, 02/15/2034	3,955,000	3,745,496
AXA SA (6.379% to 12/13/2036, then
3 month LIBOR +225.60 bps)
maturing at 12/29/2049 (S)	1,175,000	1,022,250
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 144.90 bps)
maturing at 12/31/2049 (S)	2,840,000	2,470,800
Catlin Insurance Company, Ltd., (7.249%
to 01/19/2017, then 3 month LIBOR
+ 297.50 bps)
maturing at 12/31/2049 (S)	2,500,000	2,200,000
CNA Financial Corp.
6.000%, 08/15/2011	1,580,000	1,648,482
6.500%, 08/15/2016	4,395,000	4,503,077
7.350%, 11/15/2019	1,035,000	1,081,709
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	2,600,000	2,462,772
Financial Security Assurance
Holdings, Ltd., (6.400% to 12/15/2036,
then 1 month LIBOR +221.50 bps)
maturing at 12/15/2066 (S)	1,845,000	1,245,375
Foundation Re II, Ltd.
7.000%, 11/26/2010 (P)(S)	900,000	890,697
Genworth Financial, Inc., MTN
6.515%, 05/22/2018	1,400,000	1,379,168
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	431,707
Horace Mann Educators Corp.
6.850%, 04/15/2016	1,190,000	1,212,001
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	2,837,000	2,470,275
7.300%, 06/15/2014 (S)	1,865,000	2,031,830
7.500%, 08/15/2036 (S)	5,945,000	5,733,067
7.800%, 03/15/2037 (S)	2,485,000	2,199,225
Lincoln National Corp.
8.750%, 07/01/2019	3,255,000	3,980,123
Lincoln National Corp. (6.050% until
04/20/2017, then 3 month LIBOR
+ 204.00 bps)
maturing at 04/20/2067	2,265,000	1,885,613

17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Lincoln National Corp. (7.000% to
05/17/2016 then 3 month US LIBOR
+ 235.75 bps)
maturing at 05/17/2066	$3,355,000	$3,053,050
Markel Corp.
6.800%, 02/15/2013	1,605,000	1,732,845
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)	680,000	866,208
MetLife, Inc.
6.750%, 06/01/2016	1,245,000	1,395,213
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	1,415,000	1,519,140
Nationwide Mutual Insurance Company,
(5.81% to 12/15/2014, then 3 month
LIBOR + 229.00 bps)
maturing at 12/15/2024 (S)	1,130,000	968,253
New York Life Insurance Company
6.750%, 11/15/2039 (S)	1,860,000	2,037,755
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	6,150,000	5,325,285
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	3,380,000	4,188,256
PartnerRe Finance A LLC
6.875%, 06/01/2018	2,000,000	2,174,022
Progressive Corp., (6.700% to 06/15/2017,
then 3 month LIBOR +201.75 bps)
maturing at 06/15/2037	1,135,000	1,114,419
Prudential Financial, Inc.
4.750%, 04/01/2014	1,343,000	1,386,755
6.200%, 01/15/2015	1,600,000	1,746,597
Prudential Financial, Inc., MTN
7.375%, 06/15/2019	2,360,000	2,706,420
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	1,900,000	2,015,976
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	1,420,000	1,725,749
StanCorp Financial Group, Inc., (6.900%
to 06/01/2017, then 3 month LIBOR
+ 251.00 bps)
maturing at 06/01/2067	2,350,000	2,011,107
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,638,080
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	2,095,000	2,272,514
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	3,055,000	3,116,986
Unum Group
7.125%, 09/30/2016	1,330,000	1,445,758
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	2,085,000	2,213,945
W.R. Berkley Corp.
5.600%, 05/15/2015	875,000	899,112
6.150%, 08/15/2019	699,000	699,918
White Mountains Re Group, Ltd., (7.506%
to 06/30/2017, then 3 month LIBOR
+ 320.00 bps)
maturing at 05/29/2049 (S)	4,530,000	3,898,110
XL Capital, Ltd., (6.500% to 4/15/2017,
then 3 month LIBOR + 245.75 bps)
maturing at 12/31/2049	1,715,000	1,457,750

		107,399,394

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Internet - 0.04%
Equinix, Inc.
8.125%, 03/01/2018	$575,000	$600,064
Investment Companies - 0.11%
Allied Capital Corp.
6.000%, 04/01/2012	1,850,000	1,777,952
Iron & Steel - 0.26%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,145,000	1,332,233
ArcelorMittal
6.125%, 06/01/2018	530,000	556,345
9.850%, 06/01/2019	1,870,000	2,376,764

		4,265,342
Lodging - 0.35%
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	2,085,000	500,400
Marriott International, Inc.
4.625%, 06/15/2012	1,324,000	1,372,897
MGM Mirage, Inc.
9.000%, 03/15/2020 (S)	350,000	358,750
MTR Gaming Group, Inc.
12.625%, 07/15/2014	655,000	646,812
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	1,205,000	970,025
Starwood Hotels & Resorts
Worldwide, Inc.
6.250%, 02/15/2013	239,000	250,950
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	1,520,000	1,520,000

		5,619,834
Machinery-Construction & Mining - 0.07%
Terex Corp.
10.875%, 06/01/2016	950,000	1,052,125
Machinery-Diversified - 0.08%
Altra Holdings, Inc.
8.125%, 12/01/2016 (S)	680,000	691,050
Case New Holland, Inc.
7.750%, 09/01/2013 (S)	600,000	622,500

		1,313,550
Media - 2.11%
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)	300,000	317,250
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)	1,072,732	1,279,233
Comcast Cable Holdings LLC
9.800%, 02/01/2012	1,360,000	1,542,847
Comcast Corp.
6.950%, 08/15/2037	1,000,000	1,081,818
COX Communications, Inc.
6.750%, 03/15/2011	491,000	514,071
CSC Holdings, Inc.
7.875%, 02/15/2018	1,475,000	1,548,750
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	800,000	835,771
6.350%, 03/15/2040 (S)	765,000	759,386
7.625%, 05/15/2016	1,375,000	1,540,000
Grupo Televisa SA
6.625%, 01/15/2040	980,000	978,604
News America Holdings, Inc.
6.750%, 01/09/2038	108,000	113,266
7.750%, 12/01/2045	491,000	571,052

18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
News America, Inc.
6.650%, 11/15/2037	$1,950,000	$2,050,825
Time Warner Cable, Inc.
6.550%, 05/01/2037	1,930,000	1,972,667
6.750%, 07/01/2018	3,345,000	3,737,573
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	1,978,198
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033	2,945,000	3,569,826
Time Warner, Inc.
7.625%, 04/15/2031	451,000	515,096
Viacom, Inc.
6.250%, 04/30/2016	1,570,000	1,734,547
6.875%, 04/30/2036	3,305,000	3,503,911
Videotron Ltee
7.125%, 01/15/2020 (S)	1,520,000	1,530,252
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	385,000	416,763
13.000%, 08/01/2013 (S)	1,725,000	1,942,781

		34,034,487
Metal Fabricate/Hardware - 0.09%
Commercial Metals Company
7.350%, 08/15/2018	1,045,000	1,099,405
Severstal Columbus LLC
10.250%, 02/15/2018 (S)	335,000	352,169

		1,451,574
Mining - 0.93%
Alcan, Inc.
5.000%, 06/01/2015	339,000	355,202
Alcoa, Inc.
5.720%, 02/23/2019	560,000	544,411
CII Carbon LLC
11.125%, 11/15/2015 (S)	1,595,000	1,610,950
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	481,000	520,534
Inco, Ltd.
5.700%, 10/15/2015	2,725,000	2,827,264
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	1,565,000	1,615,557
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	1,125,000	1,355,628
Teck Resources, Ltd.
10.750%, 05/15/2019	3,155,000	3,864,875
Vale Overseas, Ltd.
6.875%, 11/10/2039	1,135,000	1,176,028
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	1,080,000	1,185,300

		15,055,749
Miscellaneous Manufacturers - 0.70%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	795,000	826,800
Colt Defense LLC
8.750%, 11/15/2017 (S)	805,000	807,013
General Electric Company
5.000%, 02/01/2013	1,735,000	1,870,283
Textron, Inc.
5.600%, 12/01/2017	1,640,000	1,651,829
Trimas Corp.
9.750%, 12/15/2017 (S)	405,000	419,175

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
Tyco Electronics Group SA
6.000%, 10/01/2012	$1,465,000	$1,577,408
6.550%, 10/01/2017	1,945,000	2,139,862
7.125%, 10/01/2037	1,755,000	1,921,739

		11,214,109
Office & Business Equipment - 0.18%
Xerox Corp.
6.750%, 02/01/2017	1,570,000	1,733,359
8.250%, 05/15/2014	1,015,000	1,178,541

		2,911,900
Oil & Gas - 2.27%
Anadarko Finance Company
7.500%, 05/01/2031	2,602,000	2,923,930
Anadarko Petroleum Corp.
8.700%, 03/15/2019	1,500,000	1,855,770
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	550,168
Devon Financing Corp.
6.875%, 09/30/2011	295,000	318,308
7.875%, 09/30/2031	1,874,000	2,326,710
EQT Corp.
8.125%, 06/01/2019	940,000	1,116,757
Gibson Energy Holdings ULC
10.000%, 01/15/2018 (S)	885,000	869,513
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	494,119
Linn Energy LLC
8.625%, 04/15/2020 (S)	635,000	635,000
Marathon Oil Corp.
6.800%, 03/15/2032	2,785,000	2,962,962
McMoRan Exploration Company
11.875%, 11/15/2014	1,030,000	1,107,250
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	930,000	1,002,208
Nexen, Inc.
5.875%, 03/10/2035	598,000	568,595
6.400%, 05/15/2037	2,375,000	2,394,057
NuStar Logistics LP
7.650%, 04/15/2018	1,225,000	1,376,267
Pemex Project Funding Master Trust
1.557%, 06/15/2010 (P)(S)	897,000	897,000
Petro-Canada
6.050%, 05/15/2018	2,525,000	2,718,453
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	1,620,000	1,663,740
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	1,515,000	1,470,308
Talisman Energy, Inc.
6.250%, 02/01/2038	4,525,000	4,604,491
Valero Logistics Operations LP
6.050%, 03/15/2013	2,392,000	2,569,065
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	2,040,000	2,090,102

		36,514,773
Oil & Gas Services - 0.35%
Weatherford International, Ltd.
5.500%, 02/15/2016	1,000,000	1,065,570
6.500%, 08/01/2036	2,400,000	2,384,748
7.000%, 03/15/2038	2,000,000	2,114,596

		5,564,914

19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Packaging & Containers - 0.25%
Ball Corp.
6.750%, 09/15/2020	$1,120,000	$1,131,200
BWAY Corp.
10.000%, 04/15/2014	1,215,000	1,306,125
Graphic Packaging International, Inc.
9.500%, 06/15/2017	590,000	629,825
Solo Cup Company
10.500%, 11/01/2013	480,000	506,400
U.S. Corrugated, Inc.
10.000%, 06/12/2013	570,000	493,050

		4,066,600
Pharmaceuticals - 0.58%
BioScrip, Inc.
10.250%, 10/01/2015 (S)	630,000	642,600
Medco Health Solutions, Inc.
7.250%, 08/15/2013	4,685,000	5,297,067
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036	1,680,000	1,742,656
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	1,520,000	1,597,724

		9,280,047
Pipelines - 2.59%
Buckeye Partners LP
5.125%, 07/01/2017	1,150,000	1,155,165
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,435,000	1,839,637
Duke Capital LLC
6.750%, 02/15/2032	589,000	613,106
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	905,000	908,394
Enbridge Energy Partners LP
7.500%, 04/15/2038	2,400,000	2,809,738
Energy Transfer Partners LP
6.625%, 10/15/2036	1,000,000	1,006,839
8.500%, 04/15/2014	1,200,000	1,395,996
9.700%, 03/15/2019	1,295,000	1,639,157
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,660,893
6.875%, 03/01/2033	471,000	504,161
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 277.75 bps)
maturing at 06/01/2067	4,655,000	4,270,963
Enterprise Products Operating LLC
(7.034% to 01/15/18, then 3 month
LIBOR + 268.00 bps)
maturing at 01/15/2068	1,670,000	1,588,588
Gulf South Pipeline Company LP
5.750%, 08/15/2012 (S)	1,195,000	1,266,765
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	402,000	377,828
6.950%, 01/15/2038	1,960,000	2,123,133
7.300%, 08/15/2033	603,000	672,195
7.750%, 03/15/2032	805,000	930,035
9.000%, 02/01/2019	955,000	1,191,555
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	1,180,000	1,199,175
NGPL Pipeco LLC
7.119%, 12/15/2017 (S)	1,570,000	1,760,637
ONEOK Partners LP
6.150%, 10/01/2016	1,650,000	1,771,932
6.650%, 10/01/2036	2,935,000	3,059,881

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Plains All American Pipeline LP
8.750%, 05/01/2019	$1,500,000	$1,829,952
Regency Energy Partners LP
9.375%, 06/01/2016 (S)	1,020,000	1,081,200
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,350,000	1,455,801
Williams Partners LP
7.250%, 02/01/2017	3,130,000	3,573,164

		41,685,890
Real Estate - 4.87%
AMB Property LP
6.625%, 12/01/2019	1,625,000	1,653,906
Boston Properties LP
5.875%, 10/15/2019	910,000	944,675
6.250%, 01/15/2013	785,000	850,816
Brandywine Operating Partnership LP
7.500%, 05/15/2015	1,190,000	1,280,520
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,460,755
Camden Property Trust
5.000%, 06/15/2015	804,000	800,903
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,000,000	998,884
7.500%, 04/01/2017	1,540,000	1,557,976
Dexus Property Group
7.125%, 10/15/2014 (S)	1,685,000	1,817,075
Duke Realty LP
5.950%, 02/15/2017	2,050,000	2,015,468
6.250%, 05/15/2013	1,750,000	1,843,678
6.750%, 03/15/2020	2,790,000	2,839,656
ERP Operating LP
5.125%, 03/15/2016	2,300,000	2,365,286
5.750%, 06/15/2017	2,730,000	2,821,641
HCP, Inc.
6.300%, 09/15/2016	2,480,000	2,520,382
Health Care Property Investors, Inc.
4.875%, 09/15/2010	1,471,000	1,489,630
6.450%, 06/25/2012	648,000	687,041
Health Care REIT, Inc.
6.200%, 06/01/2016	3,155,000	3,360,495
Health Care, Inc.
6.000%, 11/15/2013	755,000	804,627
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	1,830,000	1,877,424
8.125%, 05/01/2011	1,145,000	1,205,533
Hospitality Properties Trust
6.750%, 02/15/2013	4,128,000	4,325,764
HRPT Properties Trust
6.650%, 01/15/2018	1,540,000	1,548,954
Kimco Realty Corp.
6.875%, 10/01/2019	1,455,000	1,533,134
Mack-Cali Realty LP
5.125%, 01/15/2015	2,000,000	1,966,746
7.750%, 08/15/2019	1,165,000	1,284,670
ProLogis
5.625%, 11/15/2015 to 11/15/2016	4,500,000	4,386,693
6.625%, 05/15/2018	2,165,000	2,151,462
6.875%, 03/15/2020	1,110,000	1,096,387
7.625%, 08/15/2014	2,041,000	2,231,611
Realty Income Corp.
5.950%, 09/15/2016	3,030,000	3,091,121
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	650,000	651,501

20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Simon Property Group LP
5.625%, 08/15/2014	$3,045,000	$3,228,443
5.750%, 12/01/2015	1,500,000	1,586,846
5.875%, 03/01/2017	1,520,000	1,570,497
6.100%, 05/01/2016	1,000,000	1,052,741
10.350%, 04/01/2019	1,290,000	1,622,002
Vornado Realty Trust
4.250%, 04/01/2015	2,450,000	2,439,682
WEA Finance LLC
5.400%, 10/01/2012 (S)	905,000	959,469
6.750%, 09/02/2019 (S) 7.125%, 04/15/2018 (S)	1,060,000	1,131,109
	2,000,000	2,163,684
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)	721,000	732,219
5.125%, 11/15/2014(S)	2,500,000	2,573,693

		78,524,799
Retail - 1.23%
Arcos Dorados BV
7.500%, 10/01/2019 (S)	885,000	915,975
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	1,330,000	1,406,475
CVS Caremark Corp., (6.302% to
06/01/2012, then 3 month LIBOR
+ 206.50 bps)
maturing at 06/01/2037	2,865,000	2,707,425
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,315,378	1,527,601
Darden Restaurants, Inc.
6.800%, 10/15/2037	3,165,000	3,353,355
Macy’s Retail Holdings, Inc.
8.875%, 07/15/2015	1,315,000	1,485,950
Staples, Inc.
9.750%, 01/15/2014	1,445,000	1,751,817
Target Corp.
6.500%, 10/15/2037	1,800,000	1,958,834
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	470,000	487,625
Yum! Brands, Inc.
6.250%, 03/15/2018	1,715,000	1,880,194
6.875%, 11/15/2037	2,130,000	2,312,767

		19,788,018
Savings & Loans - 0.09%
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,650,000	1,506,660
Washington Mutual Bank
0.00%, 01/15/2015 (H)	1,070,000	6,688

		1,513,348
Software - 0.10%
Fiserv, Inc.
6.800%, 11/20/2017	1,425,000	1,579,426
Storage/Warehousing - 0.09%
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	1,390,000	1,427,140
Telecommunications - 2.99%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	1,425,000	1,404,859
5.750%, 01/15/2015	1,340,000	1,464,663
American Tower Corp.
4.625%, 04/01/2015	605,000	622,190
AT&T Wireless Services, Inc.
8.750%, 03/01/2031	471,000	608,160

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc.
5.625%, 06/15/2016	$613,000	$672,044
Axtel SAB de CV
9.000%, 09/22/2019 (S)	540,000	550,800
BellSouth Corp.
6.000%, 11/15/2034	2,000,000	1,930,868
6.550%, 06/15/2034	1,580,000	1,609,360
British Telecommunications PLC
5.950%, 01/15/2018	1,715,000	1,760,614
Cincinnati Bell, Inc.
8.375%, 01/15/2014	1,375,000	1,414,531
Citizens Communications Company
6.250%, 01/15/2013	1,642,000	1,658,420
Crown Castle International Corp.
7.125%, 11/01/2019	550,000	556,875
Deutsche Telekom International
Finance BV
7.125%, 07/11/2011	99,000	142,940
8.750%, 06/15/2030	1,358,000	1,739,204
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	1,810,000	1,778,325
Embarq Corp.
7.995%, 06/01/2036	4,780,000	4,846,652
France Telecom SA
8.500%, 03/01/2031	1,009,000	1,338,383
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	360,000	374,400
Intelsat Jackson Holdings, Ltd.
11.500%, 06/15/2016	1,130,000	1,214,750
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)	270,000	257,850
NII Capital Corp.
8.875%, 12/15/2019 (S)	1,350,000	1,397,250
10.000%, 08/15/2016 (S)	780,000	854,100
Qwest Corp.
7.875%, 09/01/2011	1,265,000	1,340,900
Rogers Wireless, Inc.
9.625%, 05/01/2011	422,000	457,407
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	470,000	494,675
SBC Communications, Inc.
5.100%, 09/15/2014	799,000	864,472
6.450%, 06/15/2034	2,217,000	2,261,360
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)	466,000	502,347
Sprint Capital Corp.
6.875%, 11/15/2028	2,800,000	2,254,000
8.750%, 03/15/2032	2,895,000	2,685,113
Telecom Italia Capital SA
6.175%, 06/18/2014	1,180,000	1,261,296
7.200%, 07/18/2036	2,885,000	2,912,846
Verizon Communications, Inc.
6.900%, 04/15/2038	1,715,000	1,891,455
Verizon of New York, Inc., Series A
6.875%, 04/01/2012	765,000	832,970
West Corp.
11.000%, 10/15/2016	2,145,000	2,273,700

		48,229,779
Tobacco - 0.59%
Alliance One International, Inc.
8.500%, 05/15/2012	815,000	827,225
10.000%, 07/15/2016 (S)	1,380,000	1,442,100
Altria Group, Inc.
8.500%, 11/10/2013	2,810,000	3,284,575

21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco (continued)
Philip Morris International, Inc.
5.650%, 05/16/2018	$2,255,000	$2,427,895
Reynolds American, Inc.
7.250%, 06/01/2013	1,335,000	1,484,460

		9,466,255
Transportation - 0.66%
CMA CGM SA
7.250%, 02/01/2013 (S)	2,120,000	1,367,400
CSX Corp.
7.375%, 02/01/2019	2,540,000	2,959,821
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	815,000	835,375
9.375%, 05/01/2012	497,000	509,425
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	1,550,000	1,561,625
RailAmerica, Inc.
9.250%, 07/01/2017	891,000	950,029
Union Pacific Corp.
5.700%, 08/15/2018	2,300,000	2,420,368

		10,604,043
Trucking&Leasing - 0.12%
GATX Corp.
8.750%, 05/15/2014	1,730,000	1,984,341
Water - 0.16%
Veolia Environnement
6.000%, 06/01/2018	2,400,000	2,567,189

TOTAL CORPORATE BONDS (Cost $838,453,336)		$881,588,438

MUNICIPAL BONDS - 0.44%
District of Columbia - 0.31%
George Washington University
5.095%, 09/15/2032	4,650,000	4,938,114
New Jersey - 0.13%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,190,954

TOTAL MUNICIPAL BONDS (Cost $6,718,957)		$7,129,068

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.75%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.706%, 12/25/2046	14,170,858	630,085
American Home Mortgage Investment
Trust, Series 2004-4, Class 5A
2.229%, 02/25/2045	2,688,585	2,187,675
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	2,465,000	2,594,413
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	2,350,000	2,473,375
Banc of America Commercial
Mortgage, Inc.
Series 2005-5, Class XC IO,
0.066%, 10/10/2045 (S)	287,939,655	1,113,002
Series 2004-4, Class A3,
4.128%, 07/10/2042	371,948	371,819
Series 2005-2, Class A3,
4.611%, 07/10/2043	365,944	365,711
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,126,526

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage,
Inc. (continued)
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	$4,420,000	$4,329,262
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.709%, 07/20/2047 (P)	1,191,303	772,979
Series 2006-B, Class 6A1,
5.830%, 03/20/2036 (P)	2,049,234	1,404,682
Banc of America Large Loan
Series 2006-BIX1, Class C,
0.410%, 10/15/2019 (P)(S)	5,214,117	4,410,858
Series 2005-MIB1, Class B,
0.490%, 03/15/2022 (P)(S)	4,495,000	4,016,577
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
2.755%, 04/25/2035 (P)	1,015,475	59,634
Bear Stearns Asset Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	348,358	300,651
Series 2003-AC4, Class A,
5.500%, 09/25/2033	382,792	339,844
Bear Stearns Commercial Mortgage
Securities, Inc.
4.997%, 06/11/2041 (P)(S)	2,690,000	1,150,855
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-T16, Class X1 IO,
0.240%, 02/13/2046 (S)	27,631,579	473,271
Series 2004-PWR5, Class X1 IO,
0.316%, 07/11/2042 (S)	30,422,162	525,899
Series 2006-T24, Class AY IO,
0.428%, 10/12/2041 (S)	152,744,922	1,966,453
Series 2006-BBA7, Class G,
0.670%, 03/15/2019 (P)(S)	2,300,000	1,334,431
Series 2005-PWR8, Class AJ,
4.750%, 06/11/2041	3,347,708	2,709,785
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,245,000	756,458
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.456%, 12/25/2036 (P)	1,665,531	840,014
Chase Commercial Mortgage Securities
Corp., Series 2000-2, Class C
7.928%, 07/15/2032 (P)	1,470,381	1,478,441
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.729%, 03/15/2049 (P)	3,544,000	3,717,465
Citigroup Mortgage Loan Trust, Inc., Ser
2005-1, Class 2B1
2.938%, 04/25/2035 (P)	1,486,899	71,361
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C,
5.225%, 07/15/2044 (P)	1,055,000	603,715
Series 2007-CD5, Class A4,
5.886%, 11/15/2044 (P)	4,940,000	4,939,511
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class A4
5.225%, 07/15/2044 (P)	2,080,000	2,155,389
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	2,475,141	2,534,338

22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2007-C9, Class A4,
5.816%, 12/10/2049 (P)	$4,715,000	$4,714,212
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB2, Class 4A
2.958%, 07/20/2034 (P)	4,208,536	4,091,552
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.500%, 05/25/2035	613,994	465,236
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.390%, 04/15/2021 (P)(S)	4,680,000	4,221,088
Series 2006-TFLA, Class B,
0.460%, 04/15/2021 (P)(S)	4,095,000	3,601,177
Series 2006-C5, Class A2,
5.246%, 12/15/2039	6,500,000	6,752,749
CS First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO,
0.146%, 02/15/2038 (S)	52,049,855	484,574
Series 2005-TF2A, Class K,
1.430%, 09/15/2020 (P)(S)	1,000,000	888,425
Series 2004-C4, Class A4,
4.283%, 10/15/2039	539,140	546,970
Series 2005-C1, Class A3,
4.813%, 02/15/2038	2,345,000	2,354,931
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	1,528,099	1,582,152
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	980,254	1,040,939
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	1,555,060	1,613,984
Federal Home Loan Mortgage Corp.
Series 3630, Class BI IO,
4.000%, 05/15/2027	2,020,688	334,722
Series 3623, Class LI IO,
4.500%, 01/15/2025	3,696,270	457,413
Series 3581, Class IO IO,
6.000%, 10/15/2039	3,502,721	763,999
Series T-41, Class 3A,
7.500%, 07/25/2032 (P)	146,493	160,813
Federal National Mortgage Association
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	6,298,413	1,072,816
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	6,230,000	1,105,133
Series 402, Class 4 IO,
4.000%, 10/25/2039	7,882,187	1,860,307
Series 402, Class 3, IO,
4.000%, 11/25/2039	4,225,712	913,688
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	5,279,832	1,015,362
Series 398, Class C3 IO,
4.500%, 05/25/2039	6,524,006	1,663,622
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	4,666,985	534,118
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	7,728,437	1,434,328
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	10,934,199	2,169,085

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Horizon Alternative
Mortgage Securities
Series 2004-AA5, Class B1,
2.632%, 12/25/2034 (P)	$705,860	$56,206
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	2,864,937	2,159,894
G-Force LLC,
Series 2005-RR2, Class A4B
5.422%, 12/25/2039 (S)	4,260,000	690,497
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.250%, 06/10/2048 (S)	74,818,794	944,490
Series 2005-C1, Class XP IO,
0.497%, 06/10/2048	148,802,462	1,535,493
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	3,096,263	1,796,086
Series 2002-2A, Class A3,
5.349%, 08/11/2036	735,191	776,273
Series 2001-3, Class A2,
6.070%, 06/10/2038	1,102,786	1,160,666
Series 2001-1, Class A1,
6.079%, 05/15/2033	430	430
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	725,000	738,438
GMAC Commercial Mortgage Securities,
Inc., Series 2003-C2, Class B
5.503%, 05/10/2040 (P)	6,983,000	7,393,741
Greenpoint Mortgage Funding Trust,
Series 2006-AR1, Class A2A
0.616%, 02/25/2036 (P)	3,591,859	1,077,949
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class XC IO,
0.385%, 08/10/2042 (S)	165,889,656	2,446,673
Series 2002-C1, Class A2,
4.112%, 01/11/2017	613,813	629,908
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	450,904
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	935,000	164,658
Greenwich Capital Commercial Funding
Corp., Series 2007-GG9, Class A4
5.444%, 03/10/2039	3,990,000	3,880,269
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.286%, 07/10/2039 (S)	93,900,902	1,650,036
Series 2006-GG8, Class X IO,
0.662%, 11/10/2039 (S)	58,432,289	1,535,548
Series 2007-GG10, Class A4,
5.805%, 08/10/2045	3,540,000	3,279,867
GSR Mortgage Loan Trust,
Series 2004-9, Class B1
3.904%, 08/25/2034 (P)	1,574,284	611,305
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	41,071,776	271,895
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	51,365,948	416,064
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	55,854,602	320,605
Series 2005-16, Class 2A1B,
0.563%, 01/19/2036 (P)	1,327,088	371,882
Series 2006-SB1, Class A1A,
1.321%, 12/19/2036 (P)	1,344,637	605,483

23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust (continued)
Series 2005-8, Class 1X IO,
2.493%, 09/19/2035	$21,669,690	$846,472
Series 2005-11, Class X IO,
2.600%, 08/19/2045	12,805,726	490,384
Series 2004-7, Class 2A3,
2.919%, 11/19/2034 (P)	614,489	375,905
Hilton Hotels Pool Trust, Series 2000-HL
TA, Class B
0.728%, 10/03/2015 (P)(S)	430,000	429,696
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
2.202%, 10/25/2036	60,475,965	2,152,944
Series 2005-AR18, Class 1X IO,
2.476%, 10/25/2036	38,107,367	1,310,893
Series 2005-AR5, Class B1,
3.539%, 05/25/2035 (P)	1,657,344	50,983
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	1,011,276	154,654
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP8, Class X,
0.572%, 05/15/2045 (P)	88,841,486	2,150,159
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	7,605,000	7,743,465
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	3,625,000	3,330,521
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	1,335,000	892,750
Series 2005-LDP5, Class A4,
5.180%, 12/15/2044 (P)	7,990,000	8,271,276
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	4,138,000	4,268,845
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,325,000	2,311,389
Series 2005-LDP5, Class G,
5.335%, 12/15/2044 (P)(S)	2,460,000	1,000,387
Series 2002-C1, Class A3,
5.376%, 07/12/2037	2,568,266	2,706,181
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	3,200,000	2,500,503
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,980,000	3,890,031
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,573,630
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	2,800,000	2,131,065
Series 2007-LD11, Class A4,
5.818%, 06/15/2049 (P)	2,200,000	2,109,575
Series 2006-LDP7, Class A4,
5.875%, 04/15/2045 (P)	2,760,000	2,849,360
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
5.750%, 01/25/2037 (P)	3,135,196	586,150
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.321%, 02/15/2040 (S)	38,647,196	778,892
Series 2005-C1, Class A2,
4.310%, 02/15/2030	403,387	403,535
Series 2005-C5, Class A2,
4.885%, 09/15/2030	2,829,974	2,945,073
Series 2005-C2, Class E,
5.296%, 04/15/2040 (P)	2,990,000	1,502,938
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	4,020,000	3,957,185

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage
Trust (continued)
Series 2006-C4, Class A4,
5.883%, 06/15/2038 (P)	$3,165,000	$3,325,374
Series 2002-C1, Class A4,
6.462%, 03/15/2031	1,470,381	1,572,759
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.430%, 02/15/2040	4,235,000	4,075,483
Lehman XS Trust,
Series 2007-10H, Class 2A2
7.500%, 07/25/2037	4,919,883	3,441,824
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.296%, 02/25/2034 (P)	1,086,915	958,696
Mastr Adjustable Rate Mortgages Trust
Series 2005-2, Class 2A1,
2.791%, 03/25/2035 (P)	5,535,347	3,096,904
Series 2004-13, Class 2A1,
3.000%, 04/21/2034 (P)	1,728,804	1,664,929
Series 2004-8, Class 5A1,
3.154%, 08/25/2034 (P)	3,095,238	2,705,702
Merrill Lynch Floating Trust,
Series 2006-1, Class A2
0.360%, 06/15/2022 (P)(S)	4,330,000	3,624,172
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XP IO,
0.099%, 07/12/2038	148,902,144	979,404
Series 2005-CIP1, Class XC IO,
0.117%, 07/12/2038 (S)	270,479,239	1,375,008
Series 2006-C2, Class X IO,
0.365%, 08/12/2043 (S)	100,677,159	1,954,315
Series 2008-C1, Class X IO,
0.564%, 02/14/2051 (S)	54,302,922	1,260,876
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,596,313
Series 2005-CKI1, Class A1,
5.077%, 11/12/2037	451,757	454,836
Series 2005-CKI1, Class A6,
5.233%, 11/12/2037 (P)	2,855,000	2,958,195
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	2,000,000	1,775,551
Series 2006-2, Class A4,
5.908%, 06/12/2046 (P)	4,565,000	4,798,797
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1,
5.910%, 09/25/2037 (P)	1,452,451	693,286
Series 2007-3, Class M2,
5.910%, 09/25/2037 (P)	546,797	236,400
Series 2007-3, Class M3,
5.910%, 09/25/2037 (P)	353,871	129,021
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.194%, 12/13/2041 (S)	70,183,781	939,789
Series 2005-IQ9, Class X1 IO,
0.311%, 07/15/2056 (S)	34,940,585	997,809
Series 2007-SRR3, Class A,
0.540%, 12/20/2049 (P)(S)	3,000,000	217,500
Series 2007-SRR3, Class B,
0.640%, 12/20/2049 (P)(S)	3,000,000	127,500
Series 2004-T13, Class A2,
3.940%, 09/13/2045	443,623	446,300

24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I (continued)
Series 2005-HQ7, Class A2,
5.208%, 11/14/2042 (P)	$2,185,000	$2,288,972
Series 2005-HQ7, Class AJ,
5.208%, 11/14/2042 (P)	10,560,000	8,603,511
Series 2005-HQ7, Class A4,
5.208%, 11/14/2042 (P)	2,795,000	2,868,519
Series 2005-IQ10, Class A4A,
5.230%, 09/15/2042 (P)	2,535,000	2,599,066
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,915,000	3,799,230
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	2,170,000	512,911
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	955,000	987,552
Series 2006-T23, Class A4,
5.811%, 08/12/2041 (P)	1,469,000	1,554,239
Series 2007-IQ15, Class A4,
5.880%, 06/11/2049 (P)	4,045,000	3,995,498
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	36,250
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
3.414%, 05/25/2035 (P)	1,712,501	480,701
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.616%, 12/25/2045	40,770,474	1,461,528
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	585,985	558,789
Series 2005-QA12, Class NB5,
5.947%, 12/25/2035 (P)	2,300	1,375
Residential Asset Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033 (P)	290,639	265,544
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	370,177	321,801
Salomon Brothers Mortgage Securities
VII, Series 2001-C1, Class A3
6.428%, 12/18/2035	1,765,116	1,819,930
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.440%, 05/20/2035 (P)	238,707	196,897
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-18, Class 6A1
5.021%, 09/25/2035 (P)	1,909,370	1,463,704
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.793%, 03/25/2033 (P)	1,973,989	950,483
Series 2004-6XS, Class M1,
4.920%, 03/25/2034	607,663	156,653
Series 1998-RF2, Class A,
8.183%, 07/15/2027 (P)(S)	274,949	268,515
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	4,800,000	4,908,000
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class XC IO,
0.108%, 03/15/2042 (S)	44,862,951	334,521
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,552,889
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	590,333
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	1,159,017

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage
Trust (continued)
Series 2005-C22, Class E,
5.360%, 12/15/2044 (P)	$3,640,000	$1,243,966
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	4,235,000	2,670,457
WAMU Commercial Mortgage Securities
Trust, Series 2007-SL3, Class A
5.940%, 03/23/2045 (P)(S)	2,325,749	1,946,452
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	700,468	640,053
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.846%, 04/25/2045 (P)	4,228,791	636,998
Series 2005-AR13, Class B1,
0.846%, 10/25/2045 (P)	3,772,236	421,492
Series 2005-AR19, Class B1,
0.946%, 12/25/2045 (P)	2,211,948	281,190
Series 2006-AR4, Class 1A1B,
1.403%, 05/25/2046 (P)	2,388,148	689,720
Series 2005-AR13, Class X IO,
1.778%, 10/25/2045	132,435,892	3,145,352
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR15, Class A3
5.527%, 10/25/2036 (P)	3,266,928	962,222

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $337,121,765)		$302,059,048

ASSET BACKED SECURITIES - 4.25%
Alesco Preferred Funding, Ltd.,
Series 14A, Class B
0.928%, 09/23/2037 (P)(S)	2,410,000	30,414
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	22,474	21,657
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.697%, 05/24/2017 (P)(S)	1,596,645	1,436,980
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	2,400,000	2,135,184
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.849%, 01/26/2042 (P)(S)	1,260,000	100,800
Series 2006-1A, Class F,
1.299%, 01/26/2042 (P)(S)	2,755,000	332,115
Argent Securities,
Series 2004-W1, Class M3
1.696%, 03/25/2034 (P)	428,620	101,422
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	1,414,179	1,493,727
Bank of America Auto Trust,
Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	1,000,000	1,041,116
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.597%, 02/28/2041 (P)	1,850,778	1,471,329
BMW Vehicle Lease Trust,
Series 2009-1, Class A4
3.660%, 08/15/2013	2,690,000	2,779,200
Capital Trust Re CDO, Ltd.
Series 2005-1A, Class B,
0.710%, 03/20/2050 (H)(P)(S)	1,600,000	144,000
Series 2005-1A, Class C,
0.990%, 03/20/2050 (H)(P)(S)	1,250,000	187,500

25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Trust Re CDO, Ltd. (continued)
Series 2005-1A, Class E,
2.340%, 03/20/2050 (H)(P)(S)	$834,000	$8,340
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.306%, 10/25/2036 (P)	818,660	697,040
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B, IO
0.626%, 02/25/2052 (S)	5,000,000	496,000
Centex Home Equity,
Series 2005-A, Class M4
1.046%, 01/25/2035 (P)	314,575	142,978
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%, 06/25/2032	780,000	702,300
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	14,675	13,727
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.426%, 06/25/2036 (P)	3,320,164	2,741,048
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	2,003,810	1,456,722
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,599,397
Crest, Ltd.
Series 2002-IGA, Class A,
0.699%, 07/28/2017 (P)(S)	4,518,383	4,190,800
Series 2003-1A, Class B1,
1.202%, 05/28/2038 (P)(S)	2,400,000	1,695,504
Series 2000-1A, Class C,
7.750%, 08/31/2036 (S)	3,450,000	2,790,567
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.532%, 05/25/2045 (P)(S)	2,176,965	702,234
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	13,160,000	12,775,860
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	970,000	873,854
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3 IO
0.952%, 12/05/2046 (I)(S)	5,025,000	50
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,995,000	2,705,325
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	3,540,000	3,009,000
Equity One ABS, Inc.
Series 2004-2, Class AV2,
0.496%, 07/25/2034 (P)	32,203	22,079
Series 2004-1, Class M2,
5.115%, 04/25/2034	315,305	139,135
Series 2004-1, Class M3,
5.260%, 04/25/2034	347,886	66,385
Fremont Home Loan Trust,
Series 2004-4, Class M7
1.966%, 03/25/2035 (P)	732,531	21,959
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	2,550,000	2,661,378
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.652%, 11/25/2051 (P)(S)	8,670,000	835,094

Active Bond Trust (continued)
	Sharres or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
JER CDO
Series 2006-2A, Class AFL,
0.576%, 03/25/2045 (H)(P)(S)	$3,421,902	$171,095
Series 2006-2A, Class FFL,
1.746%, 03/25/2045 (H)(P)(S)	2,000,000	200
Lehman XS Trust
Series 2005-7N, Class 1A1B,
0.546%, 12/25/2035 (P)	2,953,422	967,320
Series 2005-5N, Class 3A2,
0.606%, 11/25/2035 (P)	2,501,584	883,156
LNR CDO, Ltd.,
Series 2006-1A, Class BFL
0.797%, 05/28/2043 (P)(S)	3,300,000	1,650
MLCC Mortgage Investors, Inc.,
Series 2005-A, Class A1
0.476%, 03/25/2030 (P)	111,767	99,417
N-Star Real Estate CDO, Ltd.
0.597%, 07/27/2040 (P)(S)	2,800,000	1,316,000
Series 2006-7A, Class C,
0.846%, 06/22/2051 (P)(S)	3,000,000	150,000
Series 2006-8A, Class E,
0.978%, 02/01/2041 (P)(S)	1,835,000	110,100
New Century Home Equity Loan Trust
5.250%, 08/25/2034 (P)	439,347	429,914
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.747%, 12/24/2050 (P)(S)	4,430,000	221,500
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.146%, 01/25/2034 (P)	761,275	612,461
Ownit Mortgage Loan
Series 2006-1, Class AF2,
5.290%, 12/25/2036	3,155,073	1,884,557
Series 2006-2, Class A2B,
5.633%, 01/25/2037	2,203,190	1,517,435
Prima Capital, Ltd.,
Series 2006-CR1A, Class A1
7.000%, 12/25/2048	3,166,433	2,698,814
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.046%, 06/25/2045 (P)(S)	3,000,000	576,420
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	577,224	565,640
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,870,000	1,400,972
Salomon Brothers Mortgage Securities
VII, Series 2000-C3, Class A2
6.592%, 12/18/2033	280,124	282,788
Systems 2001 Asset Trust LLC
7.156%, 12/15/2011 (S)	479,065	501,628
Trapeza CDO LLC,
Series 2007-12A ,Class B
0.814%, 04/06/2042 (P)(S)	3,000,000	63,780
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	2,451,000	2,413,751

TOTAL ASSET BACKED SECURITIES (Cost $125,033,948)		$68,490,818

PREFERRED STOCKS - 0.66%
Agriculture - 0.10%
Ocean Spray Cranberries, Inc.,
Series A 6.250% (S)	22,216	1,609,967
Diversified Financial Services - 0.47%
BAC Capital Trust XIV (N)	3,650,000	2,746,625

26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Diversified Financial Services (continued)
BAC Capital Trust XV (N)	4,170,000	$2,823,632
Bank of America Corp. 8.625%	75,000	1,946,250

		7,516,507
Telecommunications - 0.09%
Telephone & Data Systems, Inc.,
Series A 7.600%	61,654	1,529,019

TOTAL PREFERRED STOCKS (Cost $12,582,455)		$10,655,493

CONVERTIBLE BONDS - 0.08%
Airlines - 0.08%
US Airways Group, Inc.
7.250%, 05/15/2014	680,000	1,230,800

TOTAL CONVERTIBLE BONDS (Cost $680,000)		$1,230,800

TERM LOANS (M) - 0.14%
Chemicals - 0.06%
CF Industries Holdings, Inc.
12/02/2016 (T)	1,020,000	1,020,000
Hotels, Restaurants & Leisure - 0.08%
East Valley Tourist
Development Authority
7.753%, 08/06/2012	736,430	625,965
Greektown Holdings LLC
09/30/2010 (T)(U)	55,550	55,550
0.774%, 09/30/2010	532,190	537,512

		1,219,027

TOTAL TERM LOANS (Cost $2,338,189)		$2,239,027

SHORT-TERM INVESTMENTS - 4.27%
Repurchase Agreement - 0.12%
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $1,929,000 on
04/01/2010, collateralized by
$1,955,000 Federal Home Loan
Mortgage Corp., 3.000% due
01/21/2014 (valued at $1,969,663,
including interest).	$1,929,000	1,929,000
Short-Term Securities* - 4.15%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	62,700,000	62,700,000
State Street Institutional US Government
Money Market Fund, 0.03489%	171,526	171,526
U.S. Treasury Bills, 0.010%, 04/01/2010	4,000,000	4,000,000

		66,871,526

TOTAL SHORT-TERM INVESTMENTS (Cost $68,800,526)		$68,800,526

Total Investments (Active Bond Trust)
(Cost $1,679,237,365) - 101.75%		$1,639,210,584
Other assets and liabilities, net - (1.75%)		(28,140,966)

TOTAL NET ASSETS - 100.00%		$1,611,069,618

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.12%
Consumer Discretionary - 12.83%
Auto Components - 0.21%
Cooper Tire & Rubber Company	40,800	$776,016
Distributors - 0.21%
Genuine Parts Company	18,500	781,440
Diversified Consumer Services - 1.08%
Corinthian Colleges, Inc. (I)(L)	210,100	3,695,659
DeVry, Inc.	5,700	371,640

		4,067,299
Hotels, Restaurants & Leisure - 2.16%
DineEquity, Inc. (I)(L)	2,800	110,684
Domino’s Pizza, Inc. (I)	18,500	252,340
McDonald’s Corp.	74,662	4,981,449
Starbucks Corp.	113,300	2,749,791

		8,094,264
Household Durables - 1.75%
Garmin, Ltd. (L)	80,000	3,078,400
Jarden Corp.	9,500	316,255
NVR, Inc. (I)	351	255,002
Ryland Group, Inc. (L)	26,900	603,636
Tempur-Pedic International, Inc. (I)	24,800	747,968
Whirlpool Corp. (L)	18,000	1,570,500

		6,571,761
Internet & Catalog Retail - 0.54%
Amazon.com, Inc. (I)	11,067	1,502,124
Priceline.com, Inc. (I)(L)	2,000	510,000

		2,012,124
Leisure Equipment & Products - 0.46%
Mattel, Inc.	75,700	1,721,418
Media - 2.10%
Comcast Corp., Class A	16,400	308,648
Scholastic Corp.	16,800	470,400
Scripps Networks Interactive, Inc., Class A (L)	28,200	1,250,670
The McGraw-Hill Companies, Inc.	43,500	1,550,775
Time Warner Cable, Inc.	77,535	4,133,391
Time Warner, Inc.	5,900	184,493

		7,898,377
Multiline Retail - 0.37%
Big Lots, Inc. (I)(L)	20,700	753,894
Dillard’s, Inc., Class A	13,500	318,600
Family Dollar Stores, Inc.	2,700	98,847
Kohl’s Corp. (I)	2,300	125,994
Nordstrom, Inc. (L)	2,400	98,040

		1,395,375
Specialty Retail - 3.42%
Advance Auto Parts, Inc.	50,000	2,096,000
Barnes & Noble, Inc.	82,000	1,772,840
Cato Corp., Class A	1,800	38,592
Group 1 Automotive, Inc. (I)	8,800	280,368
Home Depot, Inc.	8,100	262,035
Rent-A-Center, Inc. (I)	12,700	300,355
Ross Stores, Inc. (L)	71,700	3,833,799
Signet Jewelers, Ltd. (I)	21,000	679,140
Stage Stores, Inc.	4,600	70,794
The Finish Line, Inc.	7,900	128,928
The Gap, Inc.	52,600	1,215,586
The Sherwin-Williams Company	16,900	1,143,792
TJX Companies, Inc.	17,100	727,092
Williams-Sonoma, Inc.	11,500	302,335

		12,851,656

27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.53%
Carter’s, Inc. (I)	15,400	$464,310
Coach, Inc.	15,000	592,800
Jones Apparel Group, Inc.	49,300	937,686

		1,994,796

		48,164,526
Consumer Staples - 8.81%
Beverages - 0.11%
PepsiCo, Inc.	5,000	330,800
The Coca-Cola Company	1,500	82,500

		413,300
Food & Staples Retailing - 0.25%
Safeway, Inc.	5,000	124,300
The Kroger Company	4,000	86,640
Wal-Mart Stores, Inc.	13,400	745,040

		955,980
Food Products - 3.57%
Campbell Soup Company	98,600	3,485,510
Del Monte Foods Company	41,800	610,280
Fresh Del Monte Produce, Inc. (I)	11,400	230,850
General Mills, Inc.	5,400	382,266
Kraft Foods, Inc., Class A	3,000	90,720
Lancaster Colony Corp.	2,200	129,712
Mead Johnson Nutrition Company	51,500	2,679,545
Sanderson Farms, Inc.	20,400	1,093,644
Sara Lee Corp.	9,800	136,514
The Hershey Company	6,100	261,141
The J.M. Smucker Company	2,100	126,546
Tyson Foods, Inc., Class A	218,500	4,184,275

		13,411,003
Household Products - 2.72%
Colgate-Palmolive Company	50,201	4,280,137
Kimberly-Clark Corp.	64,300	4,043,184
Procter & Gamble Company	29,660	1,876,588

		10,199,909
Personal Products - 0.79%
Estee Lauder Companies, Inc., Class A	38,700	2,510,469
Herbalife, Ltd.	9,952	458,986

		2,969,455
Tobacco - 1.37%
Lorillard, Inc.	40,717	3,063,547
Philip Morris International, Inc.	36,680	1,913,229
Reynolds American, Inc.	3,200	172,736

		5,149,512

		33,099,159
Energy - 8.90%
Energy Equipment & Services - 2.45%
FMC Technologies, Inc. (I)	13,200	853,116
Helix Energy Solutions Group, Inc (I)	9,300	121,179
National Oilwell Varco, Inc.	3,900	158,262
Oceaneering International, Inc. (I)	16,600	1,053,934
Oil States International, Inc. (I)	80,977	3,671,497
Patterson-UTI Energy, Inc.	8,100	113,157
Rowan Companies, Inc. (I)	77,947	2,269,037
Schlumberger, Ltd.	12,000	761,520
SEACOR Holdings, Inc. (I)	2,600	209,716

		9,211,418
Oil, Gas & Consumable Fuels - 6.45%
Anadarko Petroleum Corp.	5,600	407,848

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	18,000	$1,364,940
Cimarex Energy Company	9,200	546,296
ConocoPhillips	85,634	4,381,892
Exxon Mobil Corp. (L)	118,500	7,937,130
Marathon Oil Corp.	137,300	4,344,172
Mariner Energy, Inc. (I)	20,100	300,897
Newfield Exploration Company (I)	67,300	3,502,965
Occidental Petroleum Corp.	1,800	152,172
Quicksilver Resources, Inc. (I)	9,100	128,037
Teekay Corp.	4,200	95,508
The Williams Companies, Inc.	44,600	1,030,260

		24,192,117

		33,403,535
Financials - 15.22%
Commercial Banks - 3.65%
CapitalSource, Inc.	129,900	726,141
Comerica, Inc.	72,400	2,754,096
Commerce Bancshares, Inc.	20,150	828,971
Community Bank Systems, Inc.	10,600	241,468
Fifth Third Bancorp	154,700	2,102,373
Fulton Financial Corp.	52,900	539,051
M&T Bank Corp. (L)	12,700	1,008,126
Marshall & Ilsley Corp.	139,200	1,120,560
PNC Financial Services Group, Inc.	2,700	161,190
Prosperity Bancshares, Inc. (L)	7,000	287,000
Regions Financial Corp.	152,400	1,196,340
Wells Fargo & Company	88,200	2,744,784

		13,710,100
Consumer Finance - 2.95%
American Express Company	54,800	2,261,048
AmeriCredit Corp. (I)(L)	41,900	995,544
Capital One Financial Corp.	91,100	3,772,451
Cash America International, Inc.	4,100	161,868
Discover Financial Services	255,300	3,803,970
Nelnet, Inc., Class A	3,200	59,392

		11,054,273
Diversified Financial Services - 5.08%
Artio Global Investors, Inc.	7,800	192,972
Bank of America Corp.	432,555	7,721,107
Bank of New York Mellon Corp.	6,500	200,720
BlackRock, Inc.	400	87,104
Franklin Resources, Inc.	25,900	2,872,310
JPMorgan Chase & Company	98,614	4,412,977
Knight Capital Group, Inc. (I)	67,700	1,032,425
The Goldman Sachs Group, Inc.	15,000	2,559,450

		19,079,065
Insurance - 1.90%
Aflac, Inc.	12,800	694,912
Allied World Assurance
Company Holdings, Ltd.	37,877	1,698,783
American Equity Investment Life
Holding Company	8,200	87,330
Chubb Corp.	4,500	233,325
MetLife, Inc.	4,200	182,028
PartnerRe, Ltd.	24,100	1,921,252
Prudential Financial, Inc.	2,700	163,350
The Allstate Corp.	8,200	264,942
The Progressive Corp.	6,300	120,267
The Travelers Companies, Inc.	32,685	1,763,029

		7,129,218

28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.54%
Annaly Capital Management, Inc.	214,200	$3,679,956
Equity One, Inc. (L)	4,300	81,227
Healthcare Realty Trust, Inc.	14,800	344,692
LaSalle Hotel Properties	5,900	137,470
Liberty Property Trust	7,034	238,734
Public Storage	9,900	910,701
Rayonier, Inc.	5,900	268,037
Resource Capital Corp.	16,500	111,540

		5,772,357
Thrifts & Mortgage Finance - 0.10%
NewAlliance Bancshares, Inc.	30,300	382,386

		57,127,399
Health Care - 12.26%
Biotechnology - 1.20%
Amgen, Inc. (I)	6,800	406,368
Gilead Sciences, Inc. (I)	90,211	4,102,796

		4,509,164
Health Care Equipment & Supplies - 0.89%
American Medical Systems Holdings, Inc. (I)	21,500	399,470
Baxter International, Inc.	1,800	104,760
Hill-Rom Holdings, Inc. (L)	23,800	647,598
Hospira, Inc. (I)	3,300	186,945
Intuitive Surgical, Inc. (I)	1,400	487,382
Invacare Corp.	5,700	151,278
Medtronic, Inc.	2,600	117,078
Micrus Endovascular Corp. (I)	5,300	104,516
Sirona Dental Systems, Inc. (I)	28,800	1,095,264
The Cooper Companies, Inc.	1,500	58,320

		3,352,611
Health Care Providers & Services - 6.31%
Aetna, Inc.	29,573	1,038,308
Amedisys, Inc. (I)(L)	55,400	3,059,188
AmerisourceBergen Corp.	92,800	2,683,776
Cardinal Health, Inc.	113,300	4,082,199
Coventry Health Care, Inc. (I)	153,477	3,793,951
Gentiva Health Services, Inc. (I)	5,100	144,228
Humana, Inc. (I)	4,400	205,788
McKesson Corp.	55,700	3,660,604
Medco Health Solutions, Inc. (I)	61,600	3,976,896
Sun Healthcare Group, Inc. (I)	6,500	62,010
UnitedHealth Group, Inc.	26,200	855,954
WellPoint, Inc. (I)	1,800	115,884

		23,678,786
Pharmaceuticals - 3.86%
Abbott Laboratories	26,994	1,422,044
Eli Lilly & Company	67,033	2,427,935
Forest Laboratories, Inc. (I)	16,800	526,848
Johnson & Johnson	110,820	7,225,464
Par Pharmaceutical Companies, Inc. (I)	22,900	567,920
Perrigo Company	32,000	1,879,040
Pfizer, Inc.	24,792	425,183

		14,474,434

		46,014,995
Industrials - 10.90%
Aerospace & Defense - 1.83%
ITT Corp.	4,800	257,328
Lockheed Martin Corp.	48,223	4,013,118
Northrop Grumman Corp.	36,991	2,425,500

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Raytheon Company	3,300	$188,496

		6,884,442
Air Freight & Logistics - 1.15%
FedEx Corp.	700	65,380
United Parcel Service, Inc., Class B	66,300	4,270,383

		4,335,763
Airlines - 0.29%
Alaska Air Group, Inc. (I)	22,700	935,921
Hawaiian Holdings, Inc. (I)	19,000	140,030

		1,075,951
Commercial Services & Supplies - 0.83%
R.R. Donnelley & Sons Company	145,264	3,101,386
Construction & Engineering - 1.67%
EMCOR Group, Inc. (I)	131,800	3,246,234
Shaw Group, Inc. (I)	87,900	3,025,518

		6,271,752
Electrical Equipment - 0.12%
A.O. Smith Corp.	3,800	199,766
Hubbell, Inc.	4,800	242,064

		441,830
Industrial Conglomerates - 2.43%
3M Company	55,900	4,671,563
Carlisle Companies, Inc.	56,400	2,148,840
General Electric Company	127,300	2,316,860

		9,137,263
Machinery - 2.30%
Donaldson Company, Inc.	10,900	491,808
Oshkosh Corp. (I)	96,100	3,876,674
Timken Company	82,037	2,461,930
Trinity Industries, Inc. (L)	72,991	1,456,900
Watts Water Technologies, Inc., Class A	11,000	341,660

		8,628,972
Road & Rail - 0.24%
Hertz Global Holdings, Inc. (I)(L)	89,000	889,110
Trading Companies & Distributors - 0.04%
Aircastle, Ltd.	8,900	84,283
RSC Holdings, Inc. (I)(L)	9,200	73,232

		157,515

		40,923,984
Information Technology - 18.37%
Communications Equipment - 0.77%
Cisco Systems, Inc. (I)	36,200	942,286
Harris Corp.	33,500	1,590,915
InterDigital, Inc. (I)(L)	12,800	356,608

		2,889,809
Computers & Peripherals - 6.56%
Apple, Inc. (I)	36,126	8,487,081
Hewlett-Packard Company	4,100	217,915
International Business Machines Corp.	67,155	8,612,629
Seagate Technology (I)	200,100	3,653,826
Western Digital Corp. (I)	93,500	3,645,565

		24,617,016
Electronic Equipment, Instruments & Components - 4.62%
Anixter International, Inc. (I)	6,400	299,840
Arrow Electronics, Inc. (I)	129,644	3,906,174
Avnet, Inc. (I)	107,244	3,217,320
Benchmark Electronics, Inc. (I)	5,800	120,292

29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Ingram Micro, Inc., Class A (I)	119,769	$2,101,946
Jabil Circuit, Inc.	215,200	3,484,088
SYNNEX Corp. (I)	8,600	254,216
Tech Data Corp. (I)	80,006	3,352,251
Vishay Intertechnology, Inc. (I)	61,400	628,122

		17,364,249
Internet Software & Services - 1.09%
Google, Inc., Class A (I)	7,199	4,081,905
IT Services - 1.87%
Cognizant Technology Solutions
Corp., Class A (I)	7,700	392,546
Computer Sciences Corp. (I)	40,639	2,214,419
CSG Systems International, Inc. (I)	3,300	69,168
Global Payments, Inc.	22,400	1,020,320
SAIC, Inc. (I)	170,876	3,024,505
VeriFone Holdings, Inc. (I)	15,700	317,297

		7,038,255
Semiconductors & Semiconductor Equipment - 0.50%
Intel Corp.	28,200	627,732
Marvell Technology Group, Ltd. (I)	45,900	935,442
Micron Technology, Inc. (I)	13,500	140,265
Texas Instruments, Inc.	6,400	156,608

		1,860,047
Software - 2.96%
Microsoft Corp.	286,707	8,391,914
Oracle Corp.	8,500	218,365
Symantec Corp. (I)	110,292	1,866,141
TIBCO Software, Inc. (I)	58,200	627,978

		11,104,398

		68,955,679
Materials - 4.59%
Chemicals - 2.76%
Ashland, Inc.	3,700	195,249
Cabot Corp.	18,500	562,400
Cytec Industries, Inc.	42,186	1,971,774
Eastman Chemical Company	5,900	375,712
Huntsman Corp.	147,600	1,778,580
Lubrizol Corp.	35,600	3,265,232
Nalco Holding Company	4,400	107,052
Stepan Company	1,200	67,068
W.R. Grace & Company (I)	73,200	2,032,032

		10,355,099
Metals & Mining - 0.48%
Freeport-McMoRan Copper & Gold, Inc.	3,000	250,620
Reliance Steel & Aluminum Company	21,400	1,053,522
Walter Energy, Inc.	5,400	498,258

		1,802,400
Paper & Forest Products - 1.35%
International Paper Company	158,861	3,909,569
KapStone Paper and Packaging Corp. (I)	6,100	72,407
MeadWestvaco Corp.	42,900	1,096,095

		5,078,071

		17,235,570
Telecommunication Services - 3.44%
Diversified Telecommunication Services - 3.05%
AT&T, Inc.	241,329	6,235,941

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	168,734	$5,234,129

		11,470,070
Wireless Telecommunication Services - 0.39%
Sprint Nextel Corp. (I)	119,400	453,720
Telephone & Data Systems, Inc.	20,700	700,695
United States Cellular Corp. (I)	7,439	307,826

		1,462,241

		12,932,311
Utilities - 2.80%
Electric Utilities - 1.24%
Exelon Corp.	76,800	3,364,608
FirstEnergy Corp. (L)	32,600	1,274,334

		4,638,942
Gas Utilities - 0.06%
National Fuel Gas Company	2,400	121,320
Southwest Gas Corp.	3,800	113,696

		235,016
Independent Power Producers & Energy Traders - 0.79%
Constellation Energy Group, Inc.	28,700	1,007,657
Mirant Corp. (I)	16,049	174,292
NRG Energy, Inc. (I)	57,200	1,195,480
The AES Corp. (I)	53,000	583,000

		2,960,429
Multi-Utilities - 0.71%
Dominion Resources, Inc.	3,700	152,107
DTE Energy Company	2,400	107,040
Integrys Energy Group, Inc. (L)	30,000	1,421,400
MDU Resources Group, Inc.	7,300	157,534
NSTAR	18,500	655,270
Public Service Enterprise Group, Inc.	6,300	185,976

		2,679,327

		10,513,714

TOTAL COMMON STOCKS (Cost $328,702,134)		$368,370,872

SHORT-TERM INVESTMENTS - 9.97%
Short-Term Securities* - 1.76%
State Street Institutional Liquid Reserves
Fund, 0.1186%	$5,668,851	5,668,851
U.S. Treasury Bills, 0.22% due 09/16/2010 (F)	950,000	949,003

		6,617,854
Securities Lending Collateral - 8.21%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	3,077,318	30,800,258

TOTAL SHORT-TERM INVESTMENTS (Cost $37,421,136)		$37,418,112

Total Investments (All Cap Core Trust)
(Cost $366,123,270) - 108.09%		$405,788,984
Other assets and liabilities, net - (8.09%)		(30,354,011)

TOTAL NET ASSETS - 100.00%		$375,434,973

30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.33%
Consumer Discretionary - 17.24%
Auto Components - 1.21%
Johnson Controls, Inc.	38,867	$1,282,222
Hotels, Restaurants & Leisure - 1.68%
Marriott International, Inc., Class A	42,812	1,349,434
Starbucks Corp.	17,900	434,433

		1,783,867
Internet & Catalog Retail - 4.06%
Amazon.com, Inc. (I)	31,776	4,312,956
Media - 2.35%
The Walt Disney Company	71,509	2,496,379
Multiline Retail - 2.03%
Dollar General Corp. (I)	17,920	452,480
Target Corp.	32,400	1,704,240

		2,156,720
Specialty Retail - 2.72%
Home Depot, Inc.	28,920	935,562
Staples, Inc.	46,100	1,078,279
Tiffany & Company	18,300	869,067

		2,882,908
Textiles, Apparel & Luxury Goods - 3.19%
Coach, Inc.	22,700	897,104
NIKE, Inc., Class B	33,800	2,484,300

		3,381,404

		18,296,456
Consumer Staples - 5.54%
Food & Staples Retailing - 1.75%
Costco Wholesale Corp.	25,715	1,535,443
Whole Foods Market, Inc. (I)	9,000	325,350

		1,860,793
Food Products - 2.39%
Kraft Foods, Inc., Class A	33,400	1,010,016
Mead Johnson Nutrition Company	8,900	463,067
Unilever PLC, SADR	36,300	1,062,864

		2,535,947
Household Products - 1.40%
Colgate-Palmolive Company	17,465	1,489,066

		5,885,806
Energy - 6.51%
Energy Equipment & Services - 2.98%
Schlumberger, Ltd.	49,784	3,159,293
Oil, Gas & Consumable Fuels - 3.53%
Occidental Petroleum Corp.	32,772	2,770,545
Southwestern Energy Company (I)	24,000	977,280

		3,747,825

		6,907,118
Financials - 6.42%
Diversified Financial Services - 6.42%
JPMorgan Chase & Company	39,402	1,763,240
Morgan Stanley	36,600	1,072,014
The Charles Schwab Corp.	84,385	1,577,156
The Goldman Sachs Group, Inc.	14,051	2,397,522

		6,809,932

		6,809,932

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 18.07%
Biotechnology - 4.29%
Celgene Corp. (I)	27,900	$1,728,684
Gilead Sciences, Inc. (I)	46,429	2,111,591
Vertex Pharmaceuticals, Inc. (I)	17,400	711,138

		4,551,413
Health Care Equipment & Supplies - 3.71%
Alcon, Inc.	10,600	1,712,536
Baxter International, Inc.	38,253	2,226,325

		3,938,861
Health Care Providers & Services - 3.79%
Express Scripts, Inc. (I)	10,749	1,093,818
Medco Health Solutions, Inc. (I)	45,406	2,931,411

		4,025,229
Life Sciences Tools & Services - 0.61%
Illumina, Inc. (I)	16,700	649,630
Pharmaceuticals - 5.67%
Mylan, Inc. (I)	43,200	981,072
Novartis AG	9,300	503,130
Roche Holding AG	24,900	1,008,948
Shire PLC, ADR	19,600	1,292,816
Teva Pharmaceutical Industries, Ltd., SADR	35,300	2,226,724

		6,012,690

		19,177,823
Industrials - 6.20%
Aerospace & Defense - 3.80%
Precision Castparts Corp.	12,800	1,621,888
The Boeing Company	16,310	1,184,269
United Technologies Corp.	16,675	1,227,447

		4,033,604
Machinery - 0.97%
Cummins, Inc.	16,500	1,022,175
Road & Rail - 1.43%
Union Pacific Corp.	20,737	1,520,022

		6,575,801
Information Technology - 37.97%
Communications Equipment - 5.73%
Cisco Systems, Inc. (I)	95,051	2,474,178
Juniper Networks, Inc. (I)	59,400	1,822,392
QUALCOMM, Inc.	42,398	1,780,292

		6,076,862
Computers & Peripherals - 10.12%
Apple, Inc. (I)	23,600	5,544,348
Hewlett-Packard Company	60,976	3,240,874
NetApp, Inc. (I)	60,200	1,960,112

		10,745,334
Electronic Equipment, Instruments & Components - 1.00%
Agilent Technologies, Inc. (I)	30,800	1,059,212
Internet Software & Services - 5.65%
Baidu, Inc., SADR (I)	1,600	955,200
Google, Inc., Class A (I)	7,525	4,266,750
Tencent Holdings, Ltd.	38,700	777,483

		5,999,433
IT Services - 5.91%
MasterCard, Inc.	12,541	3,185,414
Visa, Inc., Class A	33,924	3,088,102

		6,273,516

31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.82%
Cree, Inc. (I)	509	$35,742
Intel Corp.	85,157	1,895,595

		1,931,337
Software - 7.74%
Adobe Systems, Inc. (I)	72,409	2,561,106
Microsoft Corp.	125,957	3,686,761
Salesforce.com, Inc. (I)	19,800	1,474,110
VMware, Inc., Class A (I)	9,300	495,690

		8,217,667

		40,303,361
Materials - 1.38%
Chemicals - 1.38%
Monsanto Company	6,600	471,372
Praxair, Inc.	12,000	996,000

		1,467,372

		1,467,372

TOTAL COMMON STOCKS (Cost $97,538,732)		$105,423,669

Total Investments (All Cap Growth Trust)
(Cost $97,538,732) - 99.33%		$105,423,669
Other assets and liabilities, net - 0.67%		707,526

TOTAL NET ASSETS - 100.00%		$106,131,195

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.84%
Consumer Discretionary - 11.71%
Automobiles - 2.60%
Ford Motor Company (I)(L)	153,500	$1,929,495
Honda Motor Company, Ltd.	13,000	458,770

		2,388,265
Hotels, Restaurants & Leisure - 2.89%
Carnival Corp.	19,400	754,272
Marriott International, Inc., Class A (L)	27,765	875,153
Starwood Hotels & Resorts
Worldwide, Inc. (L)	21,900	1,021,416

		2,650,841
Household Durables - 0.91%
Fortune Brands, Inc.	17,200	834,372
Internet & Catalog Retail - 0.02%
NutriSystem, Inc. (L)	1,000	17,810
Media - 2.61%
Omnicom Group, Inc.	33,600	1,304,016
The Interpublic Group of Companies, Inc. (I)	74,500	619,840
The Walt Disney Company	13,500	471,285

		2,395,141
Multiline Retail - 0.45%
J.C. Penney Company, Inc.	7,700	247,709
Nordstrom, Inc. (L)	4,000	163,400

		411,109
Specialty Retail - 1.29%
American Eagle Outfitters, Inc.	32,800	607,456
Lowe’s Companies, Inc.	23,800	576,912

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Children’s Place Retail Stores, Inc. (I)	100	$4,455

		1,188,823
Textiles, Apparel & Luxury Goods - 0.94%
Fossil, Inc. (I)	4,800	181,152
NIKE, Inc., Class B	9,300	683,550

		864,702

		10,751,063
Consumer Staples - 0.55%
Food Products - 0.55%
Archer-Daniels-Midland Company	17,400	502,860
Energy - 13.32%
Energy Equipment & Services - 2.29%
Halliburton Company	47,342	1,426,414
Weatherford International, Ltd. (I)	42,600	675,636

		2,102,050
Oil, Gas & Consumable Fuels - 11.03%
Apache Corp.	5,052	512,778
Chevron Corp.	9,300	705,219
El Paso Corp.	131,800	1,428,712
EnCana Corp.	12,416	385,268
Exxon Mobil Corp. (L)	30,800	2,062,984
Forest Oil Corp. (I)	2,100	54,222
Noble Energy, Inc.	5,200	379,600
Southwestern Energy Company	17,400	708,528
The Williams Companies, Inc.	81,300	1,878,030
XTO Energy, Inc.	42,700	2,014,586

		10,129,927

		12,231,977
Financials - 18.61%
Commercial Banks - 6.69%
City National Corp. (L)	19,600	1,057,812
Comerica, Inc.	6,300	239,652
Commerce Bancshares, Inc.	19,750	812,515
Cullen/Frost Bankers, Inc. (L)	21,206	1,183,295
KeyCorp	124,600	965,650
SunTrust Banks, Inc.	26,900	720,651
TCF Financial Corp. (L)	20,705	330,038
Wells Fargo & Company	16,800	522,816
Zions Bancorporation (L)	14,400	314,208

		6,146,637
Consumer Finance - 0.63%
Capital One Financial Corp.	13,963	578,208
Diversified Financial Services - 9.56%
Affiliated Managers Group, Inc. (I)	5,900	466,100
Bank of America Corp.	130,100	2,322,285
JPMorgan Chase & Company	26,600	1,190,350
Lazard, Ltd., Class A	38,500	1,374,450
Morgan Stanley	18,800	550,652
Raymond James Financial, Inc. (L)	20,062	536,458
State Street Corp.	19,000	857,660
The Charles Schwab Corp.	54,800	1,024,212
The Goldman Sachs Group, Inc.	2,700	460,701

		8,782,868
Insurance - 1.73%
Berkshire Hathaway, Inc., Class B (I)(L)	14,900	1,210,923
Markel Corp. (I)	1,000	374,660

		1,585,583

		17,093,296

32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 18.74%
Biotechnology - 3.56%
Amgen, Inc. (I)	42,700	$2,551,752
Onyx Pharmaceuticals, Inc. (I)	23,672	716,788

		3,268,540
Health Care Equipment & Supplies - 3.13%
Stryker Corp.	16,000	915,520
The Cooper Companies, Inc. (L)	24,300	944,784
Varian Medical Systems, Inc. (I)	8,800	486,904
Zimmer Holdings, Inc. (I)	8,900	526,880

		2,874,088
Health Care Providers & Services - 7.20%
AmerisourceBergen Corp.	29,584	855,569
CIGNA Corp.	27,500	1,005,950
DaVita, Inc. (I)	15,786	1,000,832
Humana, Inc. (I)	26,134	1,222,287
McKesson Corp.	12,600	828,072
Patterson Companies, Inc.	36,400	1,130,220
Universal Health Services, Inc., Class B	16,200	568,458

		6,611,388
Life Sciences Tools & Services - 0.63%
Parexel International Corp. (I)	24,900	580,419
Pharmaceuticals - 4.22%
Abbott Laboratories	28,990	1,527,193
Warner Chilcott PLC (I)	56,300	1,438,465
Watson Pharmaceuticals, Inc. (I)	21,667	905,031

		3,870,689

		17,205,124
Industrials - 14.09%
Aerospace & Defense - 3.73%
Curtiss-Wright Corp.	11,700	407,160
General Dynamics Corp.	6,297	486,128
Hexcel Corp. (I)	37,000	534,280
Honeywell International, Inc.	18,800	851,076
United Technologies Corp.	15,566	1,145,813

		3,424,457
Building Products - 0.34%
Quanex Building Products Corp.	7,739	127,926
Trex Company, Inc. (I)(L)	8,400	178,836

		306,762
Electrical Equipment - 0.11%
AMETEK, Inc.	2,500	103,650
Machinery - 7.81%
Eaton Corp.	23,010	1,743,468
EnPro Industries, Inc. (I)	17,400	505,992
Kennametal, Inc.	18,800	528,656
Pall Corp.	17,700	716,673
Parker Hannifin Corp.	16,479	1,066,850
RBC Bearings, Inc. (I)	5,800	184,846
Robbins & Myers, Inc.	23,200	552,624
Tennant Company	19,800	542,322
WABCO Holdings, Inc.	44,500	1,331,440

		7,172,871
Road & Rail - 1.83%
Canadian National Railway Company	3,800	230,242
Heartland Express, Inc. (L)	20,093	331,535
Kansas City Southern (L)	31,000	1,121,270

		1,683,047

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.27%
Kaman Corp., Class A	10,000	$250,100

		12,940,887
Information Technology - 15.54%
Computers & Peripherals - 3.16%
EMC Corp. (I)	40,172	724,703
Hewlett-Packard Company	40,900	2,173,835

		2,898,538
IT Services - 3.31%
Accenture PLC, Class A	22,993	964,556
MasterCard, Inc.	2,667	677,418
VeriFone Holdings, Inc. (I)(L)	69,000	1,394,490

		3,036,464
Semiconductors & Semiconductor Equipment - 3.95%
Broadcom Corp., Class A	8,300	275,394
Intel Corp.	72,500	1,613,850
Micron Technology, Inc. (I)	82,800	860,292
National Semiconductor Corp.	34,800	502,860
Xilinx, Inc.	14,799	377,375

		3,629,771
Software - 5.12%
Adobe Systems, Inc. (I)	33,471	1,183,869
Autodesk, Inc. (I)	16,400	482,488
Intuit, Inc. (I)	29,500	1,013,030
McAfee, Inc. (I)	13,673	548,697
Microsoft Corp.	50,500	1,478,135

		4,706,219

		14,270,992
Materials - 5.48%
Chemicals - 0.15%
Celanese Corp., Series A	4,300	136,955
Metals & Mining - 5.33%
Agnico Eagle Mines, Ltd.	5,000	278,350
Barrick Gold Corp.	46,405	1,779,168
Newmont Mining Corp.	4,000	203,720
Nucor Corp.	13,200	599,016
Reliance Steel & Aluminum Company	23,191	1,141,693
United States Steel Corp. (L)	14,000	889,280

		4,891,227

		5,028,182
Utilities - 0.80%
Gas Utilities - 0.80%
EQT Corp.	18,000	738,000

TOTAL COMMON STOCKS (Cost $78,032,061)		$90,762,381

SHORT-TERM INVESTMENTS - 16.50%
Repurchase Agreement - 1.22%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $1,113,000 on 04/01/2010,
collateralized by $1,115,000 Federal Home
Loan Mortgage Corp., 4.250% due
12/12/2018 (valued at $1,154,435,
including interest).	$1,113,000	1,113,000

33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 15.28%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$1,401,929	$14,031,623

TOTAL SHORT-TERM INVESTMENTS (Cost $15,145,106)		$15,144,623

Total Investments (All Cap Value Trust)
(Cost $93,177,167) - 115.34%		$105,907,004
Other assets and liabilities, net - (15.34%)		(14,081,994)

TOTAL NET ASSETS - 100.00%		$91,825,010

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.68%
Consumer Discretionary - 17.75%
Auto Components - 3.06%
ArvinMeritor, Inc. (I)(L)	492,020	$6,568,467
Dana Holding Corp. (I)	58,200	691,416
Johnson Controls, Inc.	18,180	599,758
Lear Corp. (I)	23,180	1,839,333
Modine Manufacturing Company (I)	434,751	4,886,601
Tenneco, Inc. (I)	110,950	2,623,968
TRW Automotive Holdings Corp. (I)	100,430	2,870,289

		20,079,832
Automobiles - 0.31%
Dongfeng Motor Group Company, Ltd.	338,000	546,635
Ford Motor Company (I)(L)	60,800	764,256
Harley-Davidson, Inc. (L)	25,300	710,171

		2,021,062
Diversified Consumer Services - 0.18%
Apollo Group, Inc., Class A (I)	13,481	826,250
ITT Educational Services, Inc. (I)(L)	3,350	376,808

		1,203,058
Hotels, Restaurants & Leisure - 1.26%
Carnival Corp.	9,100	353,808
Las Vegas Sands Corp. (I)(L)	175,500	3,711,825
McDonald’s Corp.	21,300	1,421,136
MGM Mirage (I)(L)	36,220	434,640
REXLot Holdings, Ltd.	3,395,300	486,680
Starbucks Corp.	23,300	565,491
Starwood Hotels & Resorts Worldwide, Inc.	13,000	606,320
Wyndham Worldwide Corp.	27,310	702,686

		8,282,586
Household Durables - 1.86%
Harman International Industries, Inc. (I)	7,700	360,206
Jarden Corp.	135,700	4,517,453
Lennar Corp., Class A	23,800	409,598
Pulte Group, Inc. (I)	105,900	1,191,375
Stanley Black & Decker, Inc. (L)	57,794	3,317,954
Toll Brothers, Inc. (I)(L)	114,300	2,377,440

		12,174,026
Internet & Catalog Retail - 0.90%
Amazon.com, Inc. (I)	22,220	3,015,920
Expedia, Inc.	52,000	1,297,920
Liberty Media Corp. - Interactive A (I)	30,860	472,467
NutriSystem, Inc. (L)	8,000	142,480

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Priceline.com, Inc. (I)	3,700	$943,500

		5,872,287
Leisure Equipment & Products - 0.53%
Brunswick Corp.	66,930	1,068,872
Mattel, Inc.	22,080	502,099
Pool Corp. (L)	84,700	1,917,608

		3,488,579
Media - 3.00%
CBS Corp., Class B	406,090	5,660,895
Comcast Corp., Class A	174,900	3,142,953
Comcast Corp., Class A	264,050	4,969,421
DIRECTV, Class A (I)	12,230	413,496
Dreamworks Animation SKG, Inc. (I)	22,520	887,063
Focus Media Holding, Ltd., ADR (I)(L)	99,190	1,811,209
Virgin Media, Inc.	162,500	2,804,750

		19,689,787
Multiline Retail - 0.86%
Dollar Tree, Inc. (I)	7,430	440,005
Golden Eagle Retail Group, Ltd.	167,780	336,045
Nordstrom, Inc. (L)	29,400	1,200,990
Target Corp.	69,160	3,637,816

		5,614,856
Specialty Retail - 4.01%
Home Depot, Inc.	75,306	2,436,149
Lowe’s Companies, Inc.	290,500	7,041,720
Office Depot, Inc. (I)	54,160	432,197
Ross Stores, Inc.	55,670	2,976,675
Staples, Inc. (L)	161,506	3,777,625
The Gap, Inc.	47,800	1,104,658
The Sherwin-Williams Company	39,691	2,686,287
Urban Outfitters, Inc. (I)	121,290	4,612,659
Williams-Sonoma, Inc.	47,170	1,240,099

		26,308,069
Textiles, Apparel & Luxury Goods - 1.78%
Carter’s, Inc. (I)	33,884	1,021,603
Coach, Inc. (L)	15,100	596,752
Hanesbrands, Inc. (I)	281,610	7,834,390
Liz Claiborne, Inc. (I)(L)	59,900	445,057
NIKE, Inc., Class B	16,600	1,220,100
XTEP International Holdings (I)(L)	717,130	566,540

		11,684,442

		116,418,584
Consumer Staples - 4.22%
Beverages - 0.64%
PepsiCo, Inc.	63,277	4,186,406
Food & Staples Retailing - 1.46%
CVS Caremark Corp.	88,020	3,218,011
Safeway, Inc.	32,800	815,408
Wal-Mart Stores, Inc.	91,550	5,090,180
Whole Foods Market, Inc. (I)(L)	12,397	448,152

		9,571,751
Food Products - 1.68%
General Mills, Inc.	24,568	1,739,169
Green Mountain Coffee Roasters, Inc. (I)(L)	44,085	4,268,310
Kraft Foods, Inc., Class A	103,550	3,131,352
PureCircle, Ltd. (I)	510,158	1,893,066

		11,031,897

34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.34%
Procter & Gamble Company	35,000	$2,214,450
Personal Products - 0.10%
Herbalife, Ltd.	14,340	661,361

		27,665,865
Energy - 7.40%
Energy Equipment & Services - 0.68%
Baker Hughes, Inc.	34,800	1,630,032
China Oilfield Services, Ltd.	320,000	468,360
Dresser-Rand Group, Inc. (I)	26,700	838,914
Superior Well Services, Inc. (I)(L)	113,400	1,517,292

		4,454,598
Oil, Gas & Consumable Fuels - 6.72%
Anadarko Petroleum Corp.	250	18,207
Apache Corp.	23,100	2,344,650
BG Group PLC	185,956	3,212,404
BP PLC (L)	42,424	2,421,138
Cameco Corp.	80,060	2,194,445
Chesapeake Energy Corp.	24,000	567,360
Chevron Corp.	66,730	5,060,136
ConocoPhillips	22,100	1,130,857
CONSOL Energy, Inc.	164,458	7,015,778
Exxon Mobil Corp. (L)	49,930	3,344,311
Gazprom OAO	55,690	1,302,146
Karoon Gas Australia, Ltd. (I)	216,643	1,665,307
Marathon Oil Corp.	44,283	1,401,114
Massey Energy Company	50,200	2,624,958
Noble Energy, Inc.	27,000	1,971,000
Occidental Petroleum Corp.	33,401	2,823,721
Peabody Energy Corp.	4,500	205,650
PT Bumi Resources	2,224,500	549,295
Valero Energy Corp.	174,400	3,435,680
Whiting Petroleum Corp. (I)	9,600	776,064

		44,064,221

		48,518,819
Financials - 12.70%
Commercial Banks - 2.38%
PNC Financial Services Group, Inc.	30,864	1,842,581
Standard Chartered PLC	42,779	1,165,765
Wells Fargo & Company	405,413	12,616,453

		15,624,799
Diversified Financial Services - 5.50%
Ameriprise Financial, Inc.	168,400	7,638,624
Bank of America Corp.	372,019	6,640,539
Great American Group, Inc. (I)	392,600	863,720
Invesco, Ltd.	100,100	2,193,191
JPMorgan Chase & Company	72,803	3,257,934
Osaka Securities Exchange Company, Ltd.	94	490,779
PennantPark Investment Corp.	75,989	787,246
PHH Corp. (I)(L)	65,630	1,546,899
The Goldman Sachs Group, Inc.	24,210	4,130,952
UBS AG (I)	208,520	3,385,332
UBS AG (I)	313,970	5,111,431

		36,046,647
Insurance - 4.63%
ACE, Ltd.	133,600	6,987,280
Assured Guaranty, Ltd. (L)	96,860	2,128,014
Chubb Corp.	70,422	3,651,381
Genworth Financial, Inc., Class A (I)	107,630	1,973,934
Hartford Financial Services Group, Inc.	112,332	3,192,475
Marsh & McLennan Companies, Inc.	203,198	4,962,095

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc. (I)	2,700	$53,055
Principal Financial Group, Inc.	88,900	2,596,769
Unum Group (L)	196,000	4,854,920

		30,399,923
Thrifts & Mortgage Finance - 0.19%
Radian Group, Inc. (L)	56,500	883,660
The PMI Group, Inc. (I)	71,990	390,186

		1,273,846

		83,345,215
Health Care - 12.60%
Biotechnology - 1.06%
Amgen, Inc. (I)	16,200	968,112
Amylin Pharmaceuticals, Inc. (I)(L)	22,320	501,977
Celgene Corp. (I)	37,510	2,324,120
Gilead Sciences, Inc. (I)	30,800	1,400,784
Novavax, Inc. (I)(L)	588,460	1,359,343
Regeneron Pharmaceuticals, Inc. (I)	13,820	366,092

		6,920,428
Health Care Equipment & Supplies - 0.94%
Covidien PLC	5,660	284,585
Hologic, Inc. (I)	90,830	1,683,988
Medtronic, Inc.	73,015	3,287,865
St. Jude Medical, Inc. (I)	17,600	722,480
Volcano Corp. (I)	8,910	215,266

		6,194,184
Health Care Providers & Services - 3.18%
Aetna, Inc.	76,400	2,682,404
Cardinal Health, Inc.	106,866	3,850,382
Coventry Health Care, Inc. (I)	47,300	1,169,256
Lincare Holdings, Inc. (I)	82,400	3,698,112
UnitedHealth Group, Inc.	289,521	9,458,651

		20,858,805
Health Care Technology - 1.21%
SXC Health Solutions Corp. (I)	117,850	7,928,948
Life Sciences Tools & Services - 0.25%
Pharmaceutical Product Development, Inc.	30,700	729,125
Thermo Fisher Scientific, Inc. (I)	18,100	931,064

		1,660,189
Pharmaceuticals - 5.96%
Auxilium Pharmaceuticals, Inc. (I)(L)	26,500	825,740
Bristol-Myers Squibb Company (L)	17,350	463,245
Daiichi Sankyo Company, Ltd.	134,800	2,525,337
Elan Corp. PLC (I)(L)	590,043	4,472,526
Eli Lilly & Company	124,550	4,511,201
Impax Laboratories, Inc. (I)	36,800	657,984
Johnson & Johnson	30,730	2,003,596
King Pharmaceuticals, Inc. (I)	86,800	1,020,768
MAP Pharmaceuticals, Inc. (I)	22,300	354,347
Merck & Company, Inc.	116,212	4,340,518
Pfizer, Inc.	522,346	8,958,234
Roche Holdings AG	18,300	2,969,683
Teva Pharmaceutical Industries, Ltd., SADR	49,130	3,099,120
UCB SA	57,050	2,445,482
Watson Pharmaceuticals, Inc. (I)	10,860	453,622

		39,101,403

		82,663,957

35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 13.35%
Aerospace & Defense - 2.56%
BE Aerospace, Inc. (I)	153,030	$4,659,764
General Dynamics Corp.	51,270	3,958,044
Honeywell International, Inc.	54,960	2,488,039
Lockheed Martin Corp.	41,950	3,491,079
Precision Castparts Corp.	8,100	1,026,351
Rolls-Royce Group PLC (I)	66,040	597,163
Safran SA	21,360	557,215

		16,777,655
Air Freight & Logistics - 1.52%
FedEx Corp.	40,500	3,782,700
United Parcel Service, Inc., Class B	95,578	6,156,179

		9,938,879
Airlines - 2.70%
AirAsia BHD (I)	142,850	60,878
AMR Corp. (I)	223,300	2,034,263
Continental Airlines, Inc. (I)(L)	114,150	2,507,876
Copa Holdings SA, Class A	15,100	918,080
Delta Air Lines, Inc. (I)(L)	597,662	8,719,889
UAL Corp. (I)(L)	134,740	2,634,167
US Airways Group, Inc. (I)(L)	115,520	849,072

		17,724,225
Building Products - 0.96%
Masco Corp.	360,700	5,598,064
Owens Corning, Inc. (I)(L)	28,400	722,496

		6,320,560
Commercial Services & Supplies - 0.52%
Corrections Corp. of America (I)	43,530	864,506
SYKES Enterprises, Inc. (I)	49,200	1,123,728
Waste Management, Inc.	40,465	1,393,210

		3,381,444
Construction & Engineering - 0.06%
China Railway Group, Ltd. (I)	521,000	373,157
Electrical Equipment - 0.30%
ABB, Ltd., SADR (I)	23,201	506,710
First Solar, Inc. (I)(L)	1,281	157,115
Regal-Beloit Corp. (L)	21,420	1,272,562
Vestas Wind Systems AS (I)	1,110	60,647

		1,997,034
Industrial Conglomerates - 0.86%
3M Company	19,052	1,592,176
Beijing Enterprises Holdings, Ltd.	59,500	413,943
General Electric Company	73,600	1,339,520
McDermott International, Inc. (I)	37,800	1,017,576
Tyco International, Ltd.	34,300	1,311,975

		5,675,190
Machinery - 3.08%
Atlas Copco AB, Series A	39,788	617,837
Deere & Company	16,100	957,306
Flowserve Corp.	10,750	1,185,403
Hansen Transmissions International NV (I)	220,658	303,617
Ingersoll-Rand PLC (L)	332,441	11,592,217
Joy Global, Inc.	13,300	752,780
Navistar International Corp. (I)	32,130	1,437,175
PACCAR, Inc.	34,942	1,514,386
Terex Corp. (I)	81,660	1,854,499

		20,215,220
Marine - 0.11%
Nippon Yusen Kabushiki Kaisha	182,700	718,654

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.20%
J.B. Hunt Transport Services, Inc.	35,800	$1,284,504
Trading Companies & Distributors - 0.33%
Beacon Roofing Supply, Inc. (I)	58,500	1,119,105
Mitsui & Company, Ltd.	39,100	656,491
WESCO International, Inc. (I)	10,600	367,926

		2,143,522
Transportation Infrastructure - 0.15%
Aegean Marine Petroleum Network Inc. (L)	18,300	519,354
Cia de Concessoes Rodoviarias, ADR	21,700	481,870

		1,001,224

		87,551,268
Information Technology - 21.29%
Communications Equipment - 2.90%
Aviat Networks, Inc. (I)	321,800	2,133,534
Cisco Systems, Inc. (I)	170,000	4,425,100
HUGHES Telematics, Inc. (I)(L)	21,300	58,575
Juniper Networks, Inc. (I)	19,800	607,464
Polycom, Inc. (I)	92,400	2,825,592
QUALCOMM, Inc.	150,740	6,329,573
Research In Motion, Ltd. (I)	18,900	1,397,655
ZTE Corp., Class H	204,090	1,237,280

		19,014,773
Computers & Peripherals - 5.33%
Apple, Inc. (I)	71,440	16,783,399
Dell, Inc. (I)	96,400	1,446,964
EMC Corp. (I)	163,600	2,951,344
Hewlett-Packard Company	68,900	3,662,035
Lexmark International, Inc. (I)	27,710	999,777
QLogic Corp. (I)	53,800	1,092,140
SanDisk Corp. (I)	92,605	3,206,911
Seagate Technology (I)	264,560	4,830,865

		34,973,435
Electronic Equipment, Instruments & Components - 0.87%
BYD Company, Ltd., Class H	51,120	505,480
Corning, Inc.	14,760	298,300
Flextronics International, Ltd. (I)	54,400	426,496
Jabil Circuit, Inc.	53,340	863,575
Sanmina-SCI Corp. (I)	220,200	3,633,300

		5,727,151
Internet Software & Services - 3.25%
Alibaba.com, Ltd. (L)	459,400	917,204
E-Access, Ltd. (L)	510	371,145
eBay, Inc. (I)	220,160	5,933,312
Equinix, Inc. (I)(L)	48,760	4,746,298
Google, Inc., Class A (I)	2,650	1,502,577
GSI Commerce, Inc. (I)	31,000	857,770
IAC/InterActiveCorp (I)	18,040	410,230
Monster Worldwide, Inc. (I)(L)	42,408	704,397
Open Text Corp. (I)	11,820	561,095
Tencent Holdings, Ltd.	52,300	1,046,189
VistaPrint NV (I)	74,100	4,242,225

		21,292,442
IT Services - 1.89%
Automatic Data Processing, Inc.	106,878	4,752,865
Computer Sciences Corp. (I)	3,900	212,511
MasterCard, Inc.	4,930	1,252,220
The Western Union Company	306,760	5,202,650
Visa, Inc., Class A	10,800	983,124

		12,403,370

36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.02%
Analog Devices, Inc.	94,800	$2,732,136
ASML Holding NV (L)	13,390	474,006
Atheros Communications, Inc. (I)	28,300	1,095,493
Broadcom Corp., Class A	26,500	879,270
Marvell Technology Group, Ltd. (I)	150,100	3,059,038
Maxim Integrated Products, Inc.	197,700	3,833,403
Micron Technology, Inc. (I)	37,400	388,586
NVIDIA Corp. (I)(L)	39,300	683,034
Skyworks Solutions, Inc. (I)(L)	290,480	4,531,488
Texas Instruments, Inc.	54,438	1,332,098
Xilinx, Inc.	31,500	803,250

		19,811,802
Software - 4.03%
Adobe Systems, Inc. (I)	84,000	2,971,080
BMC Software, Inc. (I)	63,000	2,394,000
CA, Inc.	10,000	234,700
Cadence Design Systems, Inc. (I)	105,000	699,300
Citrix Systems, Inc. (I)	96,340	4,573,260
Informatica Corp. (I)	41,760	1,121,674
Microsoft Corp.	158,767	4,647,110
Nuance Communications, Inc. (I)	16,620	276,557
Oracle Corp.	182,900	4,698,701
Red Hat, Inc. (I)	45,500	1,331,785
Rovi Corp. (I)	19,320	717,352
Sonic Solutions (I)(L)	29,910	280,257
TIBCO Software, Inc. (I)	27,340	294,999
TiVo, Inc. (I)	26,610	455,563
VMware, Inc., Class A (I)	26,680	1,422,044
Websense, Inc. (I)	13,490	307,167

		26,425,549

		139,648,522
Materials - 5.37%
Chemicals - 0.97%
A. Schulman, Inc.	35,050	857,674
Huabao International Holdings, Ltd.	197,810	236,125
Incitec Pivot, Ltd.	116,481	369,683
Methanex Corpmethanex Corp.	26,470	643,486
PPG Industries, Inc. (L)	25,593	1,673,782
The Dow Chemical Company	11,900	351,883
The Mosaic Company	36,590	2,223,574

		6,356,207
Construction Materials - 0.49%
HeidelbergCement AG	36,653	2,045,673
Martin Marietta Materials, Inc. (L)	14,200	1,186,410

		3,232,083
Containers & Packaging - 1.17%
Owens-Illinois, Inc. (I)	72,400	2,573,096
Rexam PLC	1,143,391	5,075,154

		7,648,250
Metals & Mining - 2.72%
African Barrick Gold, Ltd. (I)	62,000	548,985
Allegheny Technologies, Inc.	7,800	421,122
AngloGold Ashanti, Ltd., SADR (L)	30,350	1,151,783
Antofagasta PLC	17,664	279,163
Barrick Gold Corp.	30,940	1,186,240
BHP Billiton PLC	17,210	589,662
BHP Billiton, Ltd., SADR (L)	19,700	1,582,304
CGA Mining, Ltd. (I)	125,930	222,470
Cliffs Natural Resources, Inc.	5,300	376,035
Companhia Siderurgica Nacional SA, SADR	5,300	211,629
Fortescue Metals Group, Ltd. (I)	83,436	373,812

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.	12,300	$1,027,542
Newmont Mining Corp.	17,450	888,729
Rio Tinto PLC	9,586	567,753
Rio Tinto PLC, SADR	6,100	1,444,053
Teck Resoucres, Ltd., Class B (I)	46,730	2,035,559
Vale SA (L)	57,370	1,846,740
Vedanta Resources PLC	14,384	606,887
Xstrata PLC (I)	130,213	2,473,073

		17,833,541
Paper & Forest Products - 0.02%
Fibria Celulose SA, SADR (I)(L)	6,307	137,997

		35,208,078
Telecommunication Services - 0.65%
Diversified Telecommunication Services - 0.39%
AT&T, Inc.	33,400	863,056
Iridium Communications, Inc. (I)(L)	55,600	450,916
Qwest Communications International, Inc.	240,360	1,254,679

		2,568,651
Wireless Telecommunication Services - 0.26%
NII Holdings, Inc. (I)	14,200	591,572
SBA Communications Corp. (I)	30,730	1,108,431

		1,700,003

		4,268,654
Utilities - 0.35%
Electric Utilities - 0.35%
Cia Energetica de Minas Gerais, ADR (L)	55,600	925,184
ITC Holdings Corp.	7,570	416,350
Northeast Utilities	35,100	970,164

		2,311,698

		2,311,698

TOTAL COMMON STOCKS (Cost $541,740,981)		$627,600,660

Preferred Stocks - 0.23%
Consumer Discretionary - 0.23%
Automobiles - 0.23%
Porsche Automobil Holding SE (N)	10,900	665,442
Volkswagen AG (N)	5,110	468,841
Volkswagen AG (N)	4,100	376,207

		1,510,490

TOTAL PREFERRED STOCKS (Cost $1,484,907)		$1,510,490

INVESTMENT COMPANIES - 1.13%
Investment Companies - 1.13%
SPDR S&P Midcap 400 ETF Trust	27,900	3,994,164
iShares Russell 1000 Index Fund (L)	52,500	3,392,550

		7,386,714

TOTAL INVESTMENT COMPANIES (Cost $5,038,298)		$7,386,714

RIGHTS - 0.00%
Consumer Discretionary - 0.00%
Volkswagen AG (Expiration Date: 04/09/2010,
Strike Price: EUR 65.00) (I)	4,100	2,713

TOTAL RIGHTS (Cost $0)		$2,713

37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

Warrants - 0.10%
Consumer Discretionary - 0.10%
Educomp Solutions, Ltd. (Expiration
Date: 08/10/2017) (I)	38,050	$634,662

TOTAL WARRANTS (Cost $627,380)		$634,662

SHORT-TERM INVESTMENTS - 15.24%
Repurchase Agreement - 3.81%
Bank of New York Tri-Party Repurchase
Agreement date 03/31/2010 at 0.03% to be
repurchased at $25,000,021 on 04/01/2010,
collateralized by $34,782,289 Federal Home
Loan Mortgage Corp., 6.00% due
01/01/2038 (valued at $25,500,001,
including interest)	$25,000,000	25,000,000
Securities Lending Collateral - 11.43%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	7,492,262	74,988,549

TOTAL SHORT-TERM INVESTMENTS (Cost $99,995,967)		$99,988,549

Total Investments (Alpha Opportunities Trust)
(Cost $648,887,533) - 112.38%		$737,123,788
Other assets and liabilities, net - (12.38%)		(81,215,004)

TOTAL NET ASSETS - 100.00%		$655,908,784

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.89%
American Funds Insurance Series - 99.89%
American Asset Allocation Fund - Class 1	115,699,010	$1,769,037,857

		1,769,037,857

TOTAL INVESTMENT COMPANIES (Cost $1,698,729,371)		$1,769,037,857

Total Investments (American Asset Allocation Trust)
(Cost $1,698,729,371) - 99.89%		$1,769,037,857
Other assets and liabilities, net - 0.11%		1,866,384

TOTAL NET ASSETS - 100.00%		$1,770,904,241

American Blue Chip Income and Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.71%
American Funds Insurance Series - 99.71%
American Blue Chip Income & Growth
Fund - Class 1	26,697,009	$233,865,796

		233,865,796

TOTAL INVESTMENT COMPANIES (Cost $225,594,335)		$233,865,796

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $225,594,335) - 99.71%		$233,865,796
Other assets and liabilities, net - 0.29%		681,996

TOTAL NET ASSETS - 100.00%		$234,547,792

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 101.01%
American Funds Insurance Series - 101.01%
American Bond Fund - Class 1	89,395,867	$942,232,441

		942,232,441

TOTAL INVESTMENT COMPANIES (Cost $978,107,850)		$942,232,441

Total Investments (American Bond Trust)
(Cost $978,107,850) - 101.01%		$942,232,441
Other assets and liabilities, net - (1.01%)		(9,451,609)

TOTAL NET ASSETS - 100.00%		$932,780,832

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.98%
American Funds Insurance Series - 99.98%
American Bond Fund - Class 1	43,078,992	$454,052,578
American Growth Fund - Class 1	5,683,346	278,483,931
American Growth-Income Fund - Class 1	8,479,427	277,277,273
American International Fund - Class 1	9,082,523	155,765,268

		1,165,579,050

TOTAL INVESTMENT COMPANIES (Cost $1,082,232,711)		$1,165,579,050

Total Investments (American Fundamental Holdings Trust)
(Cost $1,082,232,711) - 99.98%		$1,165,579,050
Other assets and liabilities, net - 0.02%		211,406

TOTAL NET ASSETS - 100.00%		$1,165,790,456

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.96%
American Funds Insurance Series - 99.96%
American Bond Fund - Class 1	21,728,159	$229,014,793
American Global Growth Fund - Class 1	17,732,923	355,190,457
American Global Small Capitalization
Fund - Class 1	6,876,729	131,414,301
American High-Income Bond Fund - Class 1	6,009,271	66,101,981
American New World Fund - Class 1	4,119,219	85,309,028

		867,030,560

TOTAL INVESTMENT COMPANIES (Cost $845,398,468)		$867,030,560

Total Investments (American Global Diversification Trust)
(Cost $845,398,468) - 99.96%		$867,030,560
Other assets and liabilities, net - 0.04%		318,068

TOTAL NET ASSETS - 100.00%		$867,348,628

38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.61%
American Funds Insurance Series - 100.61%
American Global Growth Fund - Class 1	10,077,109	$201,844,496

		201,844,496

TOTAL INVESTMENT COMPANIES (Cost $230,341,872)		$201,844,496

Total Investments (American Global Growth Trust)
(Cost $230,341,872) - 100.61%		$201,844,496
Other assets and liabilities, net - (0.61%)		(1,226,097)

TOTAL NET ASSETS - 100.00%		$200,618,399

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 98.14%
American Funds Insurance Series - 98.14%
American Global Small Capitalization
Fund - Class 1	5,516,584	$105,421,915

		105,421,915

TOTAL INVESTMENT COMPANIES (Cost $90,417,975)		$105,421,915

Total Investments (American Global Small Capitalization
Trust) (Cost $90,417,975) - 98.14%		$105,421,915
Other assets and liabilities, net - 1.86%		1,996,288

TOTAL NET ASSETS - 100.00%		$107,418,203

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 98.93%
American Funds Insurance Series - 98.93%
American Growth Fund - Class 1	26,872,651	$1,316,759,908

		1,316,759,908

TOTAL INVESTMENT COMPANIES (Cost $1,467,081,036)		$1,316,759,908

Total Investments (American Growth Trust)
(Cost $1,467,081,036) - 98.93%		$1,316,759,908
Other assets and liabilities, net - 1.07%		14,225,951

TOTAL NET ASSETS - 100.00%		$1,330,985,859

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.54%
American Funds Insurance Series - 99.54%
American Growth-Income Fund - Class 1	38,942,919	$1,273,433,467

		1,273,433,467

TOTAL INVESTMENT COMPANIES (Cost $1,333,172,608)		$1,273,433,467

Total Investments (American Growth-Income Trust)
(Cost $1,333,172,608) - 99.54%		$1,273,433,467
Other assets and liabilities, net - 0.46%		5,849,197

TOTAL NET ASSETS - 100.00%		$1,279,282,664

American High Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.31%
American Funds Insurance Series - 99.31%
American High-Income Bond Fund - Class 1	7,569,128	$83,260,403

		83,260,403

TOTAL INVESTMENT COMPANIES (Cost $78,140,399)		$83,260,403

Total Investments (American High Income Bond Trust)
(Cost $78,140,399) - 99.31%		$83,260,403
Other assets and liabilities, net - 0.69%		580,384

TOTAL NET ASSETS - 100.00%		$83,840,787

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 101.80%
American Funds Insurance Series - 101.80%
American International Fund - Class 1	50,767,351	$870,660,068

		870,660,068

TOTAL INVESTMENT COMPANIES (Cost $971,881,368)		$870,660,068

Total Investments (American International Trust)
(Cost $971,881,368) - 101.80%		$870,660,068
Other assets and liabilities, net - (1.80%)		(15,358,018)

TOTAL NET ASSETS - 100.00%		$855,302,050

39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.08%
American Funds Insurance Series - 100.08%
American New World Fund - Class 1	3,973,664	$82,294,583

		82,294,583

TOTAL INVESTMENT COMPANIES (Cost $79,437,461)		$82,294,583

Total Investments (American New World Trust)
(Cost $79,437,461) - 100.08%		$82,294,583
Other assets and liabilities, net - (0.08%)		(66,112)

TOTAL NET ASSETS - 100.00%		$82,228,471

Balanced Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 66.25%
Consumer Discretionary - 10.81%
Auto Components - 0.30%
Aisin Seiki Company, Ltd.	1,000	$29,959
Autoliv, Inc.	411	21,281
BorgWarner, Inc. (I)	390	14,890
Drew Industries, Inc. (I)	500	11,010
GKN PLC (I)	14,885	31,129
Johnson Controls, Inc.	400	13,196
Koito Manufacturing Company, Ltd.	1,000	14,854
TRW Automotive Holdings Corp. (I)	200	5,716

		142,035
Automobiles - 0.49%
Bayerische Motoren Werke (BMW) AG	784	36,134
Harley-Davidson, Inc. (L)	1,900	53,333
Honda Motor Company, Ltd.	1,100	38,863
Toyota Motor Corp.	2,600	104,539

		232,869
Distributors - 0.15%
Genuine Parts Company	1,230	51,955
Jardine Cycle and Carriage, Ltd.	1,000	20,962

		72,917
Diversified Consumer Services - 0.28%
Apollo Group, Inc., Class A (I)	100	6,129
Benesse Holdings, Inc.	800	34,600
Capella Education Company (I)	190	17,640
Career Education Corp. (I)	600	18,984
Corinthian Colleges, Inc. (I)(L)	900	15,831
H & R Block, Inc.	1,020	18,156
Matthews International Corp., Class A	220	7,810
Weight Watchers International, Inc.	500	12,765

		131,915
Hotels, Restaurants & Leisure - 1.56%
Carnival Corp.	1,100	42,768
Chipotle Mexican Grill, Inc., Class A (I)	260	29,294
Choice Hotels International, Inc.	350	12,184
Compass Group PLC (I)	4,186	33,436
Gaylord Entertainment Company (I)	400	11,716
International Game Technology	900	16,605
Marriott International, Inc., Class A (L)	7,178	226,251
McDonald’s Corp.	1,300	86,736
MGM Mirage (I)(L)	2,700	32,400
Mitchells & Butlers PLC (I)	5,823	28,032
Orient Express Hotels, Ltd., Class A (I)	1,500	21,270
Panera Bread Company (I)	280	21,417

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	5,400	$131,058
Starwood Hotels & Resorts Worldwide, Inc.	630	29,383
Wynn Macau, Ltd. (I)	6,000	8,596
Wynn Resorts, Ltd.	200	15,166

		746,312
Household Durables - 0.78%
D.R. Horton, Inc.	1,700	21,420
Ethan Allen Interiors, Inc.	100	2,063
Fortune Brands, Inc.	3,490	169,300
Hooker Furniture Corp.	500	8,040
M/I Homes, Inc. (I)	600	8,790
Makita Corp.	500	16,387
Persimmon PLC	2,900	20,511
Ryland Group, Inc.	100	2,244
Tempur-Pedic International, Inc. (I)	300	9,048
Toll Brothers, Inc. (I)	200	4,160
Whirlpool Corp.	1,280	111,680

		373,643
Internet & Catalog Retail - 1.35%
Amazon.com, Inc. (I)	3,050	413,977
Blue Nile, Inc. (I)	190	10,454
drugstore.com, Inc. (I)	2,700	9,639
Expedia, Inc.	2,600	64,896
Liberty Media Corp. - Interactive A (I)	4,300	65,833
N. Brown Group PLC	5,205	17,297
Priceline.com, Inc. (I)	250	63,750

		645,846
Leisure Equipment & Products - 0.33%
Brunswick Corp.	400	6,388
Mattel, Inc.	5,400	122,796
Nikon Corp.	1,300	28,400

		157,584
Media - 2.67%
Aegis Group PLC	6,077	11,715
British Sky Broadcasting Group PLC	3,229	29,577
Cablevision Systems Corp., Class A	3,350	80,869
Comcast Corp., Class A	1,900	35,758
Discovery Communications, Inc., Series A (I)	1,700	57,443
Discovery Communications, Inc., Series C (I)	1,300	38,233
Informa PLC	2,427	14,279
Jupiter Telecommunications Company, Ltd. (L)	45	51,998
Knology, Inc. (I)	600	8,064
Lamar Advertising Company (I)	600	20,610
Liberty Media Corp., Series A (I)	400	14,548
Liberty Media-Starz, Series A (I)	230	12,576
Live Nation Entertainment, Inc. (I)	500	7,250
Madison Square Garden, Inc. (I)	1,087	23,621
Meredith Corp.	700	24,087
Sanoma Oyj	1,181	26,174
Scholastic Corp.	600	16,800
Television Broadcasting Company, Ltd.	3,000	14,446
The McGraw-Hill Companies, Inc.	5,500	196,075
The New York Times Company (I)	4,500	50,085
The Walt Disney Company	7,000	244,370
Time Warner, Inc.	7,550	236,089
WPP PLC, SADR	5,962	61,735

		1,276,402
Multiline Retail - 0.56%
Dollar General Corp. (I)	500	12,625
Dollar Tree, Inc. (I)	400	23,688
Kohl’s Corp. (I)	2,500	136,950

40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Macy’s, Inc.	2,000	$43,540
PPR	373	49,599

		266,402
Specialty Retail - 2.00%
Aaron, Inc., Class B (L)	400	13,336
AnnTaylor Stores Corp. (I)	400	8,280
Bed Bath & Beyond, Inc. (I)	5,900	258,184
CarMax, Inc. (I)	1,500	37,680
Esprit Holdings, Ltd.	4,069	32,029
Gymboree Corp. (I)	210	10,842
Home Depot, Inc.	5,950	192,483
Inditex SA	527	34,698
J. Crew Group, Inc. (I)	200	9,180
Kingfisher PLC	10,850	35,330
Lowe’s Companies, Inc.	4,000	96,960
O’Reilly Automotive, Inc. (I)(L)	1,850	77,164
The Gap, Inc.	1,510	34,896
The Sherwin-Williams Company	700	47,376
Tiffany & Company	1,320	62,687
Vitamin Shoppe, Inc. (I)	300	6,735

		957,860
Textiles, Apparel & Luxury Goods - 0.34%
Coach, Inc.	810	32,011
Compagnie Financiere Richemont SA	1,773	68,731
NIKE, Inc., Class B	700	51,450
Weyco Group, Inc.	400	9,408

		161,600

		5,165,385
Consumer Staples - 2.89%
Beverages - 0.46%
Cia Cervecerias Unidas SA, ADR	520	19,505
Kirin Holdings Company, Ltd.	2,000	29,412
PepsiCo, Inc.	1,600	105,856
Pernod-Ricard SA	749	63,544
The Coca-Cola Company	50	2,750

		221,067
Food & Staples Retailing - 0.55%
Costco Wholesale Corp.	70	4,180
FamilyMart Company, Ltd.	1,000	31,776
Shoppers Drug Mart Corp.	300	12,890
Sysco Corp.	600	17,700
Tesco PLC (I)	14,573	96,354
The Kroger Company	900	19,494
The Pantry, Inc. (I)	500	6,245
Wal-Mart Stores, Inc.	850	47,260
Whole Foods Market, Inc. (I)	700	25,305

		261,204
Food Products - 1.26%
Campbell Soup Company	920	32,522
Dairy Crest Group PLC	3,866	21,874
House Food Corp.	900	13,069
Kraft Foods, Inc., Class A	2,470	74,693
McCormick & Company, Inc.	1,450	55,622
Nestle SA	3,379	172,874
The Hershey Company	4,230	181,086
Tootsie Roll Industries, Inc.	100	2,703
Unilever PLC	1,687	49,483

		603,926
Household Products - 0.43%
Kimberly-Clark Corp.	1,760	110,669

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Oil-Dri Corp of America	500	$9,665
Procter & Gamble Company	1,310	82,884

		203,218
Personal Products - 0.19%
Alberto-Culver Company	500	13,075
Estee Lauder Companies, Inc., Class A	210	13,623
Kobayashi Pharmaceutical Company, Ltd.	400	16,474
L’Oreal SA (I)	464	48,750

		91,922

		1,381,337
Energy - 5.97%
Energy Equipment & Services - 1.58%
BJ Services Company	500	10,700
Cameron International Corp. (I)	1,930	82,720
China Oilfield Services, Ltd.	18,000	26,345
FMC Technologies, Inc. (I)	1,230	79,495
Fugro NV	263	17,206
Hercules Offshore, Inc. (I)	1,900	8,189
Key Energy Services, Inc. (I)	700	6,685
Modec, Inc.	700	12,563
Oil States International, Inc. (I)	110	4,987
Saipem SpA	1,081	41,889
Schlumberger, Ltd.	4,980	316,031
Smith International, Inc.	2,210	94,632
Subsea 7, Inc. (I)	2,100	42,434
TetraTechnologies, Inc. (I)	900	10,998
Union Drilling, Inc. (I)	400	2,464

		757,338
Oil, Gas & Consumable Fuels - 4.39%
Anadarko Petroleum Corp.	1,780	129,637
Arch Coal, Inc.	500	11,425
Arena Resources, Inc. (I)	330	11,022
Atlas Energy, Inc. (I)	300	9,336
Beach Energy, Ltd.	34,418	23,324
BG Group PLC	1,489	25,723
Bill Barrett Corp. (I)	160	4,914
BP PLC (L)	5,000	285,350
Chevron Corp.	3,490	264,647
Cimarex Energy Company	340	20,189
CNX Gas Corp. (I)	500	19,025
ConocoPhillips	980	50,147
CONSOL Energy, Inc.	220	9,385
EOG Resources, Inc.	1,350	125,469
Exxon Mobil Corp.	3,550	237,779
Murphy Oil Corp.	2,810	157,894
Nexen, Inc.	800	19,768
Peabody Energy Corp.	250	11,425
Penn Virginia Corp.	600	14,700
Petroleo Brasileiro SA, SADR	200	7,918
Range Resources Corp.	320	14,998
Royal Dutch Shell PLC, ADR	3,350	193,831
Royal Dutch Shell PLC, ADR, Class B	2,150	118,960
Southwestern Energy Company (I)	1,100	44,792
Spectra Energy Corp.	2,200	49,566
Statoil ASA	3,350	77,887
Suncor Energy, Inc.	900	29,286
Sunoco, Inc.	2,500	74,275
The Williams Companies, Inc.	1,480	34,188
Ultra Petroleum Corp. (I)	220	10,259

41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	130	$10,509

		2,097,628

		2,854,966
Financials - 12.98%
Commercial Banks - 3.94%
Allied Irish Banks PLC (I)	972	1,579
Allied Irish Banks PLC - London Exchange	3,647	5,892
Australia & New Zealand Banking Group, Ltd.	3,323	77,154
Banco Santander SA	4,593	60,949
Bank of Yokohama, Ltd.	6,000	29,305
Barclays PLC	3,650	79,388
BNP Paribas	933	71,576
Burke & Herbert Bank & Trust	3	5,700
China Citic Bank Corp, Ltd.	67,000	50,374
DBS Group Holdings, Ltd.	4,000	40,831
DnB NOR ASA (I)	6,067	69,138
East West Bancorp, Inc.	500	8,710
Erste Group Bank AG	637	26,738
Farmers & Merchants Bank of Long Beach	2	8,000
Fifth Third Bancorp	800	10,872
First Horizon National Corp. (I)	1,216	17,085
Intesa Sanpaolo SpA (I)	11,796	43,894
KeyCorp	8,500	65,875
Marshall & Ilsley Corp.	6,200	49,910
Mitsubishi UFJ Financial Group	5,300	27,657
National Bank of Greece SA, SADR	3,700	15,022
Nordea Bank AB (L)	4,240	41,821
Pinnacle Financial Partners, Inc. (I)	500	7,555
PNC Financial Services Group, Inc.	300	17,910
Regions Financial Corp.	5,850	45,923
Signature Bank (I)	380	14,079
Societe Generale	682	42,844
Standard Chartered PLC (I)	3,383	92,190
SunTrust Banks, Inc.	3,500	93,765
Swedbank AB, Class A (I)	4,436	45,474
Texas Capital Bancshares, Inc. (I)	700	13,293
The Sumitomo Trust &
Banking Company, Ltd.	5,000	29,223
U.S. Bancorp	9,650	249,742
Washington Trust Bancorp, Inc.	500	9,320
Wells Fargo & Company	11,950	371,884
Westamerica Bancorp.	240	13,836
Western Alliance Bancorp (I)	600	3,414
Wilmington Trust Corp.	1,250	20,713
Wintrust Financial Corp.	130	4,837

		1,883,472
Consumer Finance - 1.07%
American Express Company	8,280	341,633
Capital One Financial Corp.	1,850	76,609
Discover Financial Services	1,300	19,370
SLM Corp. (I)	5,850	73,242

		510,854
Diversified Financial Services - 5.35%
Ameriprise Financial, Inc.	1,380	62,597
Ares Capital Corp.	700	10,388
Bank of America Corp.	16,460	293,811
Bank of New York Mellon Corp.	3,900	120,432
BlackRock, Inc.	70	15,243
Capital Southwest Corp.	90	8,179
CIT Group, Inc. (I)	150	5,844
Close Brothers Group PLC	1,033	12,145
CME Group, Inc.	120	37,933

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Cohen & Steers, Inc.	500	$12,480
Credit Suisse Group AG	1,212	62,317
Deutsche Bank AG	516	39,710
Deutsche Boerse AG	312	23,133
E*TRADE Financial Corp. (I)	2,700	4,455
Eaton Vance Corp.	500	16,770
Financial Engines, Inc. (I)	200	3,380
Franklin Resources, Inc.	1,950	216,255
Greenhill & Company, Inc. (L)	180	14,776
Hercules Technology Growth Capital, Inc.	800	8,472
ING Groep NV (I)	1,400	13,959
IntercontinentalExchange, Inc. (I)	1,020	114,424
Invesco, Ltd.	1,800	39,438
Janus Capital Group, Inc.	1,400	20,006
JMP Group, Inc.	500	4,250
JPMorgan Chase & Company	12,720	569,220
Legg Mason, Inc.	3,000	86,010
Macquarie Group, Ltd.	738	31,908
Morgan Stanley	3,100	90,799
MSCI, Inc. (I)	800	28,880
Northern Trust Corp.	1,820	100,573
NYSE Euronext	3,020	89,422
PennantPark Investment Corp.	300	3,108
Safeguard Scientifics, Inc. (I)	300	3,900
Sanders Morris Harris Group, Inc.	1,000	6,190
State Street Corp.	1,060	47,848
TD Ameritrade Holding Corp. (I)	1,200	22,872
The Charles Schwab Corp.	3,300	61,677
The Goldman Sachs Group, Inc.	1,500	255,945

		2,558,749
Insurance - 1.97%
Aon Corp.	390	16,657
AXA SA	2,711	60,236
Axis Capital Holdings, Ltd.	100	3,126
Chubb Corp.	930	48,221
Lincoln National Corp.	2,980	91,486
Markel Corp. (I)	26	9,741
Marsh & McLennan Companies, Inc.	5,500	134,310
Max Capital Group, Ltd.	200	4,598
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	325	52,753
ProAssurance Corp. (I)	300	17,562
Prudential Financial, Inc.	250	15,125
Prudential PLC	3,433	28,488
QBE Insurance Group, Ltd.	2,222	42,400
SeaBright Insurance Holdings, Inc.	700	7,707
Sony Financial Holdings, Inc.	16	52,495
Sun Life Financial, Inc.	2,950	94,784
Sun Life Financial, Inc., Canadian Exchange	1,500	48,250
Suncorp-Metway, Ltd.	2,142	16,755
Swiss Life Holding (I)	442	58,016
The Allstate Corp.	500	16,155
The Progressive Corp.	3,150	60,134
The Travelers Companies, Inc.	700	37,758
W.R. Berkley Corp.	500	13,045
Zenith National Insurance Corp.	300	11,496

		941,298
Real Estate Investment Trusts - 0.39%
CBL & Associates Properties, Inc.	800	10,960
Cedar Shopping Centers, Inc.	1,100	8,701
Federal Realty Investment Trust	120	8,737
Hatteras Financial Corp.	500	12,885
Kilroy Realty Corp.	400	12,336

42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp.	1,100	$17,204
LaSalle Hotel Properties	100	2,330
Mirvac Group, Ltd.	28,500	38,497
Pebblebrook Hotel Trust (I)	400	8,412
Potlatch Corp.	400	14,016
Unibail-Rodamco SE	264	53,452

		187,530
Real Estate Management & Development - 0.26%
China Overseas Land & Investment, Ltd.	12,000	27,017
Goldcrest Company, Ltd.	460	12,173
Hang Lung Properties, Ltd.	6,000	24,073
Mitsui Fudosan Company, Ltd.	1,000	16,984
Soho China, Ltd.	35,000	19,924
The St. Joe Company (I)(L)	700	22,645

		122,816

		6,204,719
Health Care - 6.05%
Biotechnology - 1.30%
Alexion Pharmaceuticals, Inc. (I)	270	14,680
Amgen, Inc. (I)	1,170	69,919
BioMarin Pharmaceutical, Inc. (I)	600	14,022
Celgene Corp. (I)	2,400	148,704
Cephalon, Inc. (I)	260	17,623
CSL, Ltd.	1,377	46,002
Gilead Sciences, Inc. (I)	3,510	159,635
Human Genome Sciences, Inc. (I)	800	24,160
Incyte Corp. (I)(L)	1,400	19,544
Lexicon Genetics, Inc. (I)	4,500	6,660
Momenta Pharmaceuticals, Inc. (I)	800	11,976
OSI Pharmaceuticals, Inc. (I)	480	28,584
Regeneron Pharmaceuticals, Inc. (I)	400	10,596
Vertex Pharmaceuticals, Inc. (I)	1,190	48,635

		620,740
Health Care Equipment & Supplies - 0.88%
Aga Medical Holdings, Inc. (I)	700	11,375
AngioDynamics, Inc. (I)	400	6,248
Baxter International, Inc.	460	26,772
Boston Scientific Corp. (I)	1,900	13,718
C.R. Bard, Inc.	180	15,592
CareFusion Corp. (I)	1,000	26,430
Covidien PLC	100	5,028
DENTSPLY International, Inc.	300	10,455
Edwards Lifesciences Corp. (I)	180	17,798
Elekta AB	1,861	52,027
IDEXX Laboratories, Inc. (I)	190	10,935
Intuitive Surgical, Inc. (I)	210	73,107
Medtronic, Inc.	160	7,205
St. Jude Medical, Inc. (I)	910	37,356
Stryker Corp.	1,480	84,686
Terumo Corp.	400	21,269

		420,001
Health Care Providers & Services - 1.46%
AMERIGROUP Corp. (I)	500	16,620
Capital Senior Living Corp. (I)	800	4,208
Cardinal Health, Inc.	520	18,736
Catalyst Health Solutions, Inc. (I)	230	9,517
Express Scripts, Inc. (I)	2,300	234,048
Healthsouth Corp. (I)	1,100	20,570
Henry Schein, Inc. (I)	830	48,887
Landauer, Inc.	210	13,696
McKesson Corp.	1,270	83,464

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Medco Health Solutions, Inc. (I)	3,260	$210,466
Owens & Minor, Inc.	270	12,525
Select Medical Holdings Corp. (I)	1,300	10,972
Universal American Financial Corp. (I)	600	9,240
WellPoint, Inc. (I)	100	6,438

		699,387
Health Care Technology - 0.08%
Cerner Corp. (I)(L)	350	29,771
Computer Programs & Systems, Inc.	200	7,816
HealthStream, Inc. (I)	800	3,272

		40,859
Life Sciences Tools & Services - 0.14%
Covance, Inc. (I)	230	14,120
Illumina, Inc. (I)	520	20,228
Life Technologies Corp. (I)	100	5,227
QIAGEN NV (I)	500	11,495
Waters Corp. (I)	220	14,859

		65,929
Pharmaceuticals - 2.19%
Alexza Pharmaceuticals, Inc. (I)(L)	600	1,611
Allergan, Inc.	2,200	143,704
Astellas Pharma, Inc.	500	18,109
Bristol-Myers Squibb Company (L)	3,490	93,183
Cardiome Pharma, Corp. (I)	700	4,627
Chugai Pharmaceutical Company, Ltd.	700	13,151
Eli Lilly & Company	2,520	91,274
GlaxoSmithKline PLC	2,720	104,774
Johnson & Johnson	1,530	99,756
Medicines Company (I)	900	7,056
Merck & Company, Inc.	3,250	121,388
Perrigo Company	260	15,267
Pfizer, Inc.	3,061	52,496
Roche Holdings AG	759	123,169
Rohto Pharmaceutical Company, Ltd.	1,000	10,982
Sanofi-Aventis SA	1,218	90,935
Shire PLC, ADR	400	26,384
Teva Pharmaceutical Industries, Ltd., SADR	300	18,924
Valeant Pharmaceuticals International (I)	200	8,582

		1,045,372

		2,892,288
Industrials - 8.37%
Aerospace & Defense - 1.43%
Finmeccanica SpA	2,158	28,760
Goodrich Corp.	480	33,850
Honeywell International, Inc.	2,650	119,966
ITT Corp.	750	40,208
Lockheed Martin Corp.	830	69,073
Precision Castparts Corp.	900	114,039
Qinetiq PLC	9,727	19,766
Raytheon Company	250	14,280
Rockwell Collins, Inc.	270	16,899
Rolls-Royce Group PLC (I)	3,528	31,902
Taser International, Inc. (I)	400	2,344
The Boeing Company	1,620	117,628
United Technologies Corp.	1,050	77,291

		686,006
Air Freight & Logistics - 0.40%
Expeditors International of Washington, Inc.	1,100	40,612
Hub Group, Inc., Class A (I)	700	19,586
United Parcel Service, Inc., Class B	1,830	117,870

43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
UTI Worldwide, Inc.	800	$12,256

		190,324
Airlines - 0.14%
Allegiant Travel Company (I)	230	13,308
Delta Air Lines, Inc. (I)	800	11,672
SkyWest, Inc.	600	8,568
Southwest Airlines Company	2,400	31,728

		65,276
Building Products - 0.25%
Builders FirstSource, Inc. (I)	500	1,575
Masco Corp.	5,000	77,600
Universal Forest Products, Inc.	300	11,556
USG Corp. (I)(L)	1,750	30,030

		120,761
Commercial Services & Supplies - 0.28%
American Reprographics Company (I)	100	897
Avery Dennison Corp.	1,900	69,179
Cintas Corp.	700	19,663
EnerNOC, Inc. (I)	390	11,575
McGrath Rentcorp	600	14,538
Waste Connections, Inc. (I)	480	16,301

		132,153
Construction & Engineering - 0.29%
Bouygues SA	1,017	51,187
Carillion PLC	5,052	25,023
China Railway Construction Corp.	23,500	28,862
Foster Wheeler AG (I)	300	8,142
Pike Electric Corp. (I)	800	7,456
Quanta Services, Inc. (I)	500	9,580
Sterling Construction Company, Inc. (I)	400	6,288

		136,538
Electrical Equipment - 0.89%
A.O. Smith Corp.	90	4,731
A123 Systems Inc (I)	200	2,748
ABB, Ltd. (I)	1,104	24,100
Alstom SA	693	43,268
AMETEK, Inc.	460	19,072
Cooper Industries PLC	1,480	70,951
Emerson Electric Company	600	30,204
First Solar, Inc. (I)(L)	70	8,586
Franklin Electric, Inc.	300	8,997
GT Solar International, Inc. (I)	1,600	8,368
Legrand SA, ADR	356	11,234
Mitsubishi Electric Corp.	7,000	64,346
Prysmian SpA	1,656	32,497
Rockwell Automation, Inc.	1,050	59,178
Roper Industries, Inc.	560	32,390
Sunpower Corp., Class B (I)	300	5,022

		425,692
Industrial Conglomerates - 1.74%
3M Company	3,550	296,674
DCC PLC	289	7,487
DCC PLC	1,422	36,902
General Electric Company	15,700	285,740
Hutchison Whampoa, Ltd.	3,000	21,906
McDermott International, Inc. (I)	2,500	67,300
Philips Electronics NV (L)	1,802	57,853
SembCorp Industries, Ltd. (I)	16,000	47,141
Textron, Inc. (L)	500	10,615

		831,618

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.79%
Actuant Corp., Class A	700	$13,685
Astec Industries, Inc. (I)	300	8,688
Cargotec Corp. Oyj	586	16,936
Cascade Corp.	300	9,663
Charter International PLC	2,260	25,785
CIRCOR International, Inc.	300	9,963
Danaher Corp.	4,100	327,631
Deere & Company	1,950	115,947
Eaton Corp.	580	43,947
Fanuc, Ltd.	100	10,616
Gardner Denver, Inc.	320	14,093
Harsco Corp.	500	15,970
IDEX Corp.	400	13,240
Illinois Tool Works, Inc.	2,760	130,714
K-Tron International, Inc. (I)	70	10,498
Lydall, Inc. (I)	600	4,710
Middleby Corp. (I)	270	15,549
Pall Corp.	500	20,245
RBC Bearings, Inc. (I)	400	12,748
Robbins & Myers, Inc.	300	7,146
Toshiba Machine Company, Ltd.	2,000	8,519
WABCO Holdings, Inc. (I)	700	20,944

		857,237
Marine - 0.02%
Nippon Yusen Kabushiki Kaisha	3,000	11,801
Professional Services - 0.27%
Equifax, Inc.	350	12,530
FTI Consulting, Inc. (I)	200	7,864
IHS, Inc., Class A (I)	300	16,041
Kforce, Inc. (I)	700	10,647
Korn/Ferry International (I)	800	14,120
Manpower, Inc.	510	29,131
Navigant Consulting Company (I)	900	10,917
Robert Half International, Inc. (L)	600	18,258
Verisk Analytics, Inc., Class A (I)	300	8,460

		127,968
Road & Rail - 0.35%
Arriva PLC (I)	3,040	33,848
Central Japan Railway Company, Ltd.	5	38,086
Genesee & Wyoming, Inc., Class A (I)	500	17,060
Hertz Global Holdings, Inc. (I)(L)	1,800	17,982
Landstar System, Inc.	320	13,434
Union Pacific Corp.	500	36,650
Universal Truckload Services, Inc. (I)	300	5,274
Vitran Corp., Inc. (I)	300	3,630

		165,964
Trading Companies & Distributors - 0.52%
Aceto Corp.	700	4,228
Beacon Roofing Supply, Inc. (I)	700	13,391
Fastenal Company (L)	1,880	90,221
Mitsubishi Corp.	2,000	52,449
Mitsui & Company, Ltd.	4,300	72,197
MSC Industrial Direct Company, Inc., Class A	290	14,709

		247,195

		3,998,533
Information Technology - 11.03%
Communications Equipment - 1.26%
Acme Packet, Inc. (I)	700	13,496
Alcatel-Lucent (I)	7,674	24,189
Blue Coat Systems, Inc. (I)	500	15,520
Cisco Systems, Inc. (I)	5,800	150,974

44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Infinera Corp. (I)(L)	1,100	$9,372
Ixia (I)	1,200	11,124
JDS Uniphase Corp. (I)	1,600	20,048
Juniper Networks, Inc. (I)	6,100	187,148
Motorola, Inc. (I)	1,400	9,828
Palm, Inc. (I)	600	2,256
QUALCOMM, Inc.	3,600	151,164
Riverbed Technology, Inc. (I)	200	5,680

		600,799
Computers & Peripherals - 1.96%
Apple, Inc. (I)	2,880	676,598
Dell, Inc. (I)	3,750	56,288
EMC Corp. (I)	2,200	39,688
Hewlett-Packard Company	900	47,835
International Business Machines Corp.	800	102,600
Synaptics, Inc. (I)	300	8,283
Xyratex, Ltd. (I)	400	6,772

		938,064
Electronic Equipment, Instruments & Components - 0.52%
AVX Corp.	800	11,360
Dolby Laboratories, Inc. (I)	280	16,428
FLIR Systems, Inc. (I)	600	16,920
GTSI Corp. (I)	500	2,775
Hamamatsu Photonics KK	1,000	28,158
Hosiden Corp.	1,300	16,934
LG Display Company, Ltd.	1,030	36,382
Molex, Inc.	1,000	17,650
Nippon Electric Glass Company, Ltd.	3,000	42,035
Orbotech, Ltd. (I)	800	8,664
Trimble Navigation, Ltd. (I)	700	20,104
Tyco Electronics, Ltd.	700	19,236
Venture Corp., Ltd.	2,000	12,469

		249,115
Internet Software & Services - 1.94%
Akamai Technologies, Inc. (I)	1,400	43,974
AOL, Inc. (I)	1	25
Baidu, Inc., SADR (I)	100	59,700
eBay, Inc. (I)	4,710	126,935
Google, Inc., Class A (I)	920	521,649
Kakaku.com, Inc.	6	21,763
MercadoLibre, Inc. (I)	150	7,232
OpenTable, Inc. (I)	300	11,439
Rackspace Hosting, Inc. (I)	300	5,619
RealNetworks, Inc. (I)	1,700	8,211
Tencent Holdings, Ltd.	5,600	112,020
The Knot, Inc. (I)	1,000	7,820

		926,387
IT Services - 1.58%
Accenture PLC, Class A	1,300	54,535
Automatic Data Processing, Inc.	680	30,240
Companhia Brasileira de Meios de Pagamento	4,100	38,617
Computer Sciences Corp. (I)	1,820	99,172
Fiserv, Inc. (I)	1,450	73,602
Genpact, Ltd. (I)	200	3,354
Global Payments, Inc.	600	27,330
Logica PLC (I)	8,731	18,102
MasterCard, Inc. (L)	600	152,400
NS Solutions Corp.	600	10,881
Paychex, Inc.	500	15,350
RightNow Technologies, Inc. (I)	100	1,786
Sapient Corp.	900	8,226
StarTek, Inc. (I)	400	2,780

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
The Western Union Company	2,600	$44,096
Visa, Inc., Class A (L)	1,900	172,957

		753,428
Office Electronics - 0.17%
Canon, Inc.	1,000	46,229
Konica Minolta Holdings, Inc.	3,000	35,026

		81,255
Semiconductors & Semiconductor Equipment - 2.00%
Altera Corp.	2,680	65,151
Analog Devices, Inc.	3,160	91,071
Applied Materials, Inc.	2,650	35,722
ASML Holding NV	952	33,892
Broadcom Corp., Class A	2,610	86,600
Cavium Networks, Inc. (I)	300	7,458
Cree, Inc. (I)	140	9,831
Entegris, Inc. (I)	1,900	9,576
FormFactor, Inc. (I)	300	5,328
Intel Corp.	5,100	113,526
Intersil Corp.	900	13,284
Marvell Technology Group, Ltd. (I)	8,000	163,040
Microchip Technology, Inc.	200	5,632
Microsemi Corp. (I)	200	3,468
National Semiconductor Corp.	1,000	14,450
Novellus Systems, Inc. (I)	700	17,500
NVIDIA Corp. (I)	900	15,642
PMC-Sierra, Inc. (I)	1,000	8,920
Samsung Electronics Company, Ltd.	41	29,654
Silicon Laboratories, Inc. (I)	280	13,348
Sumco Corp. (I)	1,900	40,193
Taiwan Semiconductor Manufacturing
Company, Ltd. SADR	3,800	39,862
Varian Semiconductor Equipment
Associates, Inc. (I)	400	13,248
Xilinx, Inc.	4,600	117,300
Zarlink Semiconductor, Inc. (I)	1,800	3,051

		956,747
Software - 1.60%
Adobe Systems, Inc. (I)	230	8,135
Autodesk, Inc. (I)	600	17,652
Autonomy Corp. PLC	865	23,947
Cadence Design Systems, Inc. (I)	1,100	7,326
Electronic Arts, Inc. (I)	3,130	58,406
FactSet Research Systems, Inc.	430	31,549
Fortinet, Inc. (I)	500	8,790
Gameloft Sa (I)	820	3,960
Intuit, Inc. (I)	600	20,604
McAfee, Inc. (I)	2,400	96,312
MICROS Systems, Inc. (I)	300	9,864
Microsoft Corp.	12,660	370,558
Nintendo Company, Ltd.	100	33,393
Nuance Communications, Inc. (I)	450	7,488
Phoenix Technology, Ltd. (I)	1,400	4,508
Progress Software Corp. (I)	500	15,715
Red Hat, Inc. (I)	600	17,562
Rosetta Stone, Inc. (I)	100	2,378
Rovi Corp. (I)	400	14,852
Salesforce.com, Inc. (I)	50	3,723
Taleo Corp. (I)	300	7,773
TiVo, Inc. (I)	100	1,712

		766,207

		5,272,002

45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.23%
Chemicals - 1.41%
Air Water, Inc.	2,000	$22,897
Asahi Kasei Corp.	5,000	26,877
BASF SE	880	54,605
E.I. Du Pont de Nemours & Company	2,640	98,314
Ecolab, Inc.	50	2,198
Hawkins, Inc.	200	4,840
Hitachi Chemical, Ltd.	900	19,453
International Flavors & Fragrances, Inc.	2,050	97,724
Intrepid Potash, Inc. (I)(L)	250	7,583
Monsanto Company	540	38,567
Nalco Holding Company	600	14,598
Penford Corp. (I)	300	3,075
Praxair, Inc.	1,550	128,650
Rockwood Holdings, Inc. (I)	200	5,324
Senomyx, Inc. (I)	800	2,620
Sigma-Aldrich Corp.	100	5,366
Syngenta AG	111	30,853
Tosoh Corp.	4,000	10,140
Umicore	1,474	51,404
Wacker Chemie AG	318	47,347

		672,435
Construction Materials - 0.20%
Cemex SA de CV (I)	14,300	14,677
Vulcan Materials Company	1,750	82,670

		97,347
Containers & Packaging - 0.03%
Temple-Inland, Inc.	700	14,301
Metals & Mining - 1.04%
Agnico Eagle Mines, Ltd.	360	20,041
Alcoa, Inc.	2,830	40,299
BHP Billiton PLC	550	18,845
BHP Billiton, Ltd.	2,295	92,081
Carpenter Technology Corp.	500	18,300
Franco-Nevada Corp.	700	18,781
Freeport-McMoRan Copper & Gold, Inc.	250	20,885
Haynes International, Inc.	200	7,106
Kobe Steel Company, Ltd.	12,000	25,687
Nucor Corp.	2,440	110,727
Rio Tinto, Ltd.	1,249	89,522
SSAB AB, Series A (L)	1,637	29,462
Synalloy Corp.	400	3,248

		494,984
Paper & Forest Products - 0.55%
Clearwater Paper Corp. (I)	60	2,955
International Paper Company	5,200	127,972
MeadWestvaco Corp.	2,500	63,875
Weyerhaeuser Company	1,550	70,169

		264,971

		1,544,038
Telecommunication Services - 2.29%
Diversified Telecommunication Services - 1.22%
AT&T, Inc.	7,720	199,485
France Telecom SA	2,051	49,120
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	60,000	10,289
Neutral Tandem, Inc. (I)(L)	600	9,588
Qwest Communications International, Inc.	13,850	72,297
Singapore Telecommunications, Ltd.	15,000	34,072
Telefonica SA	3,865	91,463
Telstra Corp., Ltd.	7,867	21,566

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	3,100	$96,162

		584,042
Wireless Telecommunication Services - 1.07%
America Movil SAB de CV, Series L ADR	1,120	56,381
American Tower Corp., Class A (I)	4,190	178,536
Crown Castle International Corp. (I)	290	11,087
KDDI Corp.	7	36,223
Leap Wireless International, Inc. (I)	300	4,908
NII Holdings, Inc. (I)	500	20,830
SBA Communications Corp. (I)	340	12,264
Sprint Nextel Corp. (I)	6,800	25,840
Telephone & Data Systems, Inc. -
Special Shares	300	8,952
Vodafone Group PLC	18,259	42,248
Vodafone Group PLC, SADR (L)	4,750	110,628

		507,897

		1,091,939
Utilities - 2.63%
Electric Utilities - 1.61%
Allegheny Energy, Inc.	950	21,850
Duke Energy Corp.	6,200	101,184
E.ON AG	2,451	90,517
EDP - Energias do Brasil SA	700	13,462
El Paso Electric Company (I)	600	12,360
Entergy Corp.	1,650	134,228
Exelon Corp.	2,550	111,716
FirstEnergy Corp.	880	34,399
Pinnacle West Capital Corp.	1,480	55,840
PPL Corp.	2,210	61,239
Progress Energy, Inc.	1,910	75,178
Scottish & Southern Energy PLC	3,275	54,674
Unisource Energy Corp.	100	3,144

		769,791
Gas Utilities - 0.05%
Hong Kong & China Gas Company, Ltd.	10,000	24,929
Independent Power Producers & Energy Traders - 0.41%
Calpine Corp. (I)	2,400	28,536
Constellation Energy Group, Inc.	1,820	63,900
EDF Energies Nouvelles, SA	331	15,840
Iberdrola Renovables SA	8,559	35,573
Mirant Corp. (I)	1,300	14,118
NRG Energy, Inc. (I)	1,780	37,202

		195,169
Multi-Utilities - 0.56%
Black Hills Corp.	500	15,175
CenterPoint Energy, Inc.	1,370	19,673
GDF Suez	810	31,316
NiSource, Inc.	1,000	15,800
NorthWestern Corp.	300	8,043
PG&E Corp.	1,950	82,719
TECO Energy, Inc.	1,320	20,975
Xcel Energy, Inc.	3,530	74,836

		268,537

		1,258,426

TOTAL COMMON STOCKS (Cost $28,264,344)		$31,663,633

PREFERRED STOCKS - 0.16%
Consumer Discretionary - 0.06%
Automobiles - 0.06%
Volkswagen AG (N)	313	28,720

46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Health Care - 0.10%
Health Care Equipment & Supplies - 0.10%
Fresenius SE (N)	657	$49,611

TOTAL PREFERRED STOCKS (Cost $65,599)		$78,331

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.94%
U.S. Treasury Bonds - 0.88%
3.500%, 02/15/2039	50,000	40,461
4.500%, 02/15/2036 to 08/15/2039	203,000	196,943
5.375%, 02/15/2031	90,000	99,563
6.000%, 02/15/2026	35,000	41,278
6.500%, 11/15/2026	35,000	43,444

		421,689
U.S. Treasury Notes - 9.66%
0.875%, 03/31/2011 to 05/31/2011	962,000	966,072
1.375%, 04/15/2012 to 11/15/2012	735,000	738,601
1.500%, 12/31/2013	290,000	284,653
1.750%, 11/15/2011	780,000	791,761
1.875%, 04/30/2014	1,250,000	1,234,864
2.625%, 12/31/2014	385,000	387,767
3.125%, 05/15/2019	165,000	157,150
4.750%, 05/15/2014	50,000	55,203

		4,616,071
Federal Home Loan Bank - 0.37%
1.625%, 03/20/2013	175,000	174,814
Federal Home Loan Mortgage Corp. - 0.80%
1.625%, 04/15/2013	100,000	99,420
2.125%, 03/23/2012	275,000	279,971

		379,391
Federal National Mortgage Association - 11.68%
1.750%, 02/22/2013	100,000	100,079
3.000%, 09/16/2014	325,000	330,978
4.000%, 03/01/2025	149,218	151,624
4.125%, 04/15/2014	100,000	107,034
4.500%, to 02/01/2040	1,173,768	1,186,544
5.000%, 01/01/2023 to 02/01/2040	1,418,888	1,473,604
5.375%, 07/15/2016	40,000	44,511
5.500%, 07/01/2022 to 04/01/2039	1,166,990	1,233,136
6.000%, 04/01/2035 to 11/01/2038	743,681	789,763
6.500%, 10/01/2036	154,552	166,692

		5,583,965
Government National Mortgage Association - 0.55%
4.500%, 05/20/2039 to 01/20/2040	214,060	216,417
5.000%, 09/15/2039	26,560	27,668
5.000%, 05/15/2039	18,855	19,626

		263,711

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $11,443,020)		$11,439,641

FOREIGN GOVERNMENT
OBLIGATIONS - 0.17%
Canada - 0.12%
Export Development Canada
3.500%, 05/16/2013	10,000	10,475
Province of Manitoba
2.125%, 04/22/2013	25,000	25,263
Province of Ontario
2.625%, 01/20/2012	20,000	20,523

		56,261

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.05%
Republic Of Italy
3.125%, 01/26/2015	$25,000	$24,784

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $80,707)		$81,045

CORPORATE BONDS - 6.49%
Advertising - 0.03%
Omnicom Group, Inc.
6.250%, 07/15/2019	15,000	16,249
Aerospace/Defense - 0.02%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	10,492
Agriculture - 0.08%
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	11,625
Philip Morris International, Inc.
4.500%, 03/26/2020	25,000	24,391

		36,016
Banks - 0.53%
BB&T Corp.
5.700%, 04/30/2014	10,000	10,867
Commonwealth Bank of Australia
5.000%, 10/15/2019 (S)	25,000	25,126
Deutsche Bank AG
3.875%, 08/18/2014	25,000	25,543
Kreditanstalt fuer Wiederaufbau
4.000%, 10/15/2013 to 01/27/2020	40,000	40,834
4.875%, 06/17/2019	10,000	10,729
Landwirtschaftliche Rentenbank
4.875%, 11/16/2015	20,000	21,750
US Bancorp
4.200%, 05/15/2014	10,000	10,492
Wachovia Corp.
5.750%, 02/01/2018	55,000	58,469
Wells Fargo & Co.
3.625%, 04/15/2015	25,000	24,977
Westpac Banking Corp.
4.200%, 02/27/2015	25,000	25,734

		254,521
Beverages - 0.02%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	10,000	11,482
Biotechnology - 0.05%
Amgen, Inc.
5.750%, 03/15/2040	25,000	24,752
Building Materials - 0.05%
Holcim US Finance
6.000%, 12/30/2019 (S)	25,000	25,962
Chemicals - 0.32%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019	25,000	24,333
Airgas, Inc.
4.500%, 09/15/2014	20,000	20,641
Lubrizol Corp.
8.875%, 02/01/2019	20,000	25,225
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	25,000	25,043
Praxair, Inc.
4.500%, 08/15/2019	25,000	25,265

47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
The Dow Chemical Company
8.550%, 05/15/2019	$25,000	$30,244

		150,751
Diversified Financial Services - 1.65%
American Express Company
8.125%, 05/20/2019	35,000	42,392
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	17,380
Bank of America Corp.
6.500%, 08/01/2016	40,000	43,240
7.375%, 05/15/2014	10,000	11,245
Bank of New York Mellon Corp.
5.450%, 05/15/2019	10,000	10,605
Blackrock, Inc.
5.000%, 12/10/2019	25,000	25,026
Capital One Financial Corp.
7.375%, 05/23/2014	10,000	11,427
Citigroup, Inc.
5.500%, 10/15/2014	50,000	51,745
8.500%, 05/22/2019	25,000	29,180
CME Group Index Services LLC
4.400%, 03/15/2018 (S)	25,000	24,505
Credit Suisse AG
5.400%, 01/14/2020	25,000	25,195
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	26,857
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	49,000	51,256
General Electric Capital Corp.
5.500%, 01/08/2020	25,000	25,507
5.625%, 05/01/2018	90,000	94,051
John Deere Capital Corp.
7.000%, 03/15/2012	10,000	11,061
JPMorgan Chase & Company
3.700%, 01/20/2015	45,000	45,277
4.750%, 05/01/2013	15,000	15,988
6.300%, 04/23/2019	15,000	16,553
Merrill Lynch & Company, Inc.
6.500%, 07/15/2018	40,000	41,788
Morgan Stanley
4.750%, 04/01/2014	75,000	76,581
National Rural Utilities Cooperative
Finance Corp.
3.875%, 09/16/2015	20,000	20,408
PNC Funding Corp.
6.700%, 06/10/2019	10,000	11,174
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	10,000	10,950
6.150%, 04/01/2018	35,000	37,033
7.500%, 02/15/2019	10,000	11,428

		787,852
Electric - 0.65%
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	25,000	24,538
Duke Energy Carolinas LLC
5.300%, 02/15/2040	25,000	23,684
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	25,038
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	20,224
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	15,351

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	$15,000	$16,879
Midamerican Energy Holdings
6.125%, 04/01/2036	20,000	20,151
Niagara Mohawk Power Corp
4.881%, 08/15/2019 (S)	15,000	14,897
NSTAR
4.500%, 11/15/2019	25,000	24,878
Ohio Power Co, Series 1
5.375%, 10/01/2021	25,000	25,520
Pacific Gas & Electric Co.
5.400%, 01/15/2040	25,000	23,530
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	24,027
Southern Company
4.150%, 05/15/2014	35,000	36,530
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	15,409

		310,656
Electronics - 0.05%
Arrow Electronics Inc
6.000%, 04/01/2020	25,000	25,224
Environmental Control - 0.03%
Republic Services, Inc.
5.500%, 09/15/2019 (S)	15,000	15,362
Food - 0.09%
Kraft Foods, Inc.
5.375%, 02/10/2020	25,000	25,409
Safeway, Inc.
5.000%, 08/15/2019	15,000	15,133

		40,542
Gas - 0.06%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	15,161
Sempra Energy
6.500%, 06/01/2016	10,000	11,172

		26,333
Healthcare Products - 0.11%
Baxter International Inc
4.500%, 08/15/2019	25,000	25,227
Medtronic, Inc.
5.550%, 03/15/2040	25,000	24,694

		49,921
Healthcare Services - 0.08%
Express Scripts, Inc.
6.250%, 06/15/2014	10,000	11,079
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	25,000	27,628

		38,707
Insurance - 0.23%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	16,350
Aflac, Inc.
8.500%, 05/15/2019	10,000	12,041
Lincoln National Corp.
8.750%, 07/01/2019	10,000	12,228
MetLife, Inc.
6.750%, 06/01/2016	10,000	11,207
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	25,000	24,402

48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Pricoa Global Funding I
5.625%, 05/24/2011 (S)	10,000	$10,306
Principal Financial Group, Inc.
8.875%, 05/15/2019	10,000	12,009
The Travelers Companies, Inc.
5.900%, 06/02/2019	10,000	10,937

		109,480
Machinery-Diversified - 0.04%
Roper Industries, Inc.
6.250%, 09/01/2019	20,000	21,194
Media - 0.56%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	15,000	19,292
Comcast Corp.
5.700%, 05/15/2018	40,000	42,412
COX Communications, Inc.
9.375%, 01/15/2019 (S)	15,000	19,025
DirecTV Holdings LLC
6.350%, 03/15/2040 (S)	25,000	24,817
Discovery Communications LLC
5.625%, 08/15/2019	25,000	26,098
Grupo Televisa SA
6.625%, 01/15/2040	25,000	24,964
News America, Inc.
6.150%, 03/01/2037	10,000	9,857
TCM Sub LLC
3.550%, 01/15/2015 (S)	25,000	24,804
Thomson Reuters Corp.
6.500%, 07/15/2018	25,000	28,212
Time Warner Cable, Inc.
8.250%, 04/01/2019	30,000	36,303
Time Warner, Inc.
5.500%, 11/15/2011	10,000	10,613

		266,397
Mining - 0.13%
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	24,999
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	12,050
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	25,904

		62,953
Office & Business Equipment - 0.01%
Xerox Corp.
8.250%, 05/15/2014	5,000	5,806
Oil & Gas - 0.47%
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	25,000	25,851
ConocoPhillips Company
5.900%, 10/15/2032	20,000	20,736
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	25,000	24,510
Hess Corp.
8.125%, 02/15/2019	15,000	18,284
Marathon Oil Corp.
6.500%, 02/15/2014	15,000	16,818
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	10,776
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	31,097
Occidental Petroleum Corp.
4.125%, 06/01/2016	10,000	10,303

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	$25,000	$25,675
Shell International Finance BV
4.300%, 09/22/2019	25,000	24,650
Valero Energy Corp.
9.375%, 03/15/2019	15,000	17,858

		226,558
Oil & Gas Services - 0.07%
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	31,634
Pharmaceuticals - 0.11%
AmerisourceBergen Corp.
4.875%, 11/15/2019	25,000	24,895
Novartis Capital Corp.
4.400%, 04/24/2020	25,000	24,993

		49,888
Pipelines - 0.34%
Boardwalk Pipelines LP
5.750%, 09/15/2019	25,000	25,826
Buckeye Partners LP
5.500%, 08/15/2019	25,000	25,308
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	25,109
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	16,613
Plains All American Pipeline LP
5.750%, 01/15/2020	25,000	25,636
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	20,571
Williams Partners LP
5.250%, 03/15/2020 (S)	25,000	25,051

		164,114
Real Estate - 0.13%
AMB Property LP
6.625%, 12/01/2019	25,000	25,445
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	16,541
Simon Property Group LP
6.750%, 05/15/2014	10,000	10,941
WEA Finance LLC
7.500%, 06/02/2014 (S)	10,000	11,193

		64,120
Retail - 0.12%
Target Corp.
5.875%, 03/01/2012	10,000	10,844
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	20,000	19,108
Yum! Brands Inc
5.300%, 09/15/2019	25,000	25,596

		55,548
Software - 0.03%
Oracle Corp.
3.750%, 07/08/2014	15,000	15,653
Telecommunications - 0.37%
America Movil SAB de CV
6.375%, 03/01/2035	10,000	10,072
SBC Communications, Inc.
5.100%, 09/15/2014	45,000	48,687
6.450%, 06/15/2034	25,000	25,500
Telecom Italia Capital SA
6.175%, 06/18/2014	15,000	16,033

49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SAU
5.877%, 07/15/2019	$15,000	$16,066
Verizon Communications, Inc.
5.500%, 02/15/2018	25,000	26,497
8.750%, 11/01/2018	15,000	18,818
Verizon Wireless Capital LLC
8.500%, 11/15/2018	10,000	12,477

		174,150
Tobacco - 0.03%
Altria Group, Inc.
9.250%, 08/06/2019	10,000	12,151
Transportation - 0.03%
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	15,000	16,078

TOTAL CORPORATE BONDS (Cost $2,988,461)		$3,100,546

MUNICIPAL BONDS - 0.34%
California - 0.04%
University of California
5.770%, 05/15/2043	20,000	19,283
District of Columbia - 0.05%
District of Columbia
5.591%, 12/01/2034	25,000	24,869
Illinois - 0.08%
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	25,000	25,239
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	10,129

		35,368
New York - 0.09%
New York City Municipal Water
Finance Authority
6.011%, 06/15/2042	20,000	20,181
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	24,557

		44,738
Texas - 0.05%
State of Texas
5.517%, 04/01/2039	25,000	24,846
Utah - 0.03%
Utah Transit Authority
5.937%, 06/15/2039	15,000	15,583

TOTAL MUNICIPAL BONDS (Cost $164,983)		$164,687

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.95%
Collateralized Mortgage Obligations - 0.95%
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	50,000	50,406
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	72,073
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	25,000	24,742
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	30,000	30,899

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Collateralized Mortgage Obligations (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	$30,000	$30,696
Commercial Mortgage Pass Through
Certificates, Series 2006-C7, Class A4
5.960%, 06/10/2046 (P)	70,000	72,260
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	40,000	38,426
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	25,000	25,126
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	10,000	10,021
Morgan Stanley Capital I
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	25,000	23,852
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	35,000	32,099
Series 2008-T29, Class A4,
6.458%, 01/11/2043 (P)	43,000	45,294

		455,894

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $407,044)		$455,894

ASSET BACKED SECURITIES - 0.30%
Asset Backed Securities - 0.30%
Americredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%, 08/17/2015	20,000	20,559
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.690%, 07/15/2015	104,000	107,661
USAA Auto Owner Trust,
Series 2010-1, Class A4
2.140%, 09/15/2015	15,000	14,995

		143,215

TOTAL ASSET BACKED SECURITIES (Cost $138,981)	$	$143,215

INVESTMENT COMPANIES - 0.01%
First Opportunity Fund, Inc.	700	4,914

TOTAL INVESTMENT COMPANIES (Cost $4,404)		$4,914

RIGHTS - 0.00%
Automobiles & Components - 0.00%
Volkswagen AG (Expiration Date: 04/09/2010,
Strike Price: EUR 65.00) (I)	312	206

TOTAL RIGHTS (Cost $0)		$206

SUPRANATIONAL OBLIGATIONS - 0.19%
European Investment Bank
3.000%, 04/08/2014	40,000	40,913
European Investment Bank
3.125%, 06/04/2014	25,000	25,634
Inter-American Development Bank, EMTN
3.875%, 09/17/2019	25,000	25,059

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $90,734)		$91,606

50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.72%
Short-Term Securities* - 2.26%
State Street Institutional US Government
Money Market Fund, 0.03489%	$198,227	$198,227
T. Rowe Price Reserve Investment
Fund, 0.25404%	880,260	880,260

		1,078,487
Securities Lending Collateral - 2.46%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	117,666	1,177,694

TOTAL SHORT-TERM INVESTMENTS (Cost $2,256,276)		$2,256,181

Total Investments (Balanced Trust)
(Cost $45,904,553) - 103.52%		$49,479,899
Other assets and liabilities, net - (3.52%)		(1,684,486)

TOTAL NET ASSETS - 100.00%		$47,795,413

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.76%
Consumer Discretionary - 18.80%
Auto Components - 0.10%
Johnson Controls, Inc.	49,300	$1,626,406
Diversified Consumer Services - 0.06%
Apollo Group, Inc., Class A (I)	15,500	949,995
Hotels, Restaurants & Leisure - 4.20%
Carnival Corp.	185,300	7,204,464
Marriott International, Inc., Class A (L)	635,229	20,022,418
McDonald’s Corp.	201,700	13,457,424
Starbucks Corp.	797,300	19,350,471
Starwood Hotels & Resorts Worldwide, Inc.	98,400	4,589,376
Wynn Macau, Ltd. (I)	1,524,000	2,183,398
Wynn Resorts, Ltd. (L)	31,600	2,396,228

		69,203,779
Internet & Catalog Retail - 5.52%
Amazon.com, Inc. (I)	484,089	65,705,400
Expedia, Inc. (L)	308,800	7,707,648
Liberty Media Corp. - Interactive A (I)	461,300	7,062,503
Priceline.com, Inc. (I)(L)	41,300	10,531,500

		91,007,051
Leisure Equipment & Products - 0.14%
Mattel, Inc.	103,300	2,349,042
Media - 3.22%
Discovery Communications, Inc., Series C (I)	386,000	11,352,260
The McGraw-Hill Companies, Inc.	339,700	12,110,305
The Walt Disney Company	501,800	17,517,838
Time Warner, Inc.	389,066	12,166,094

		53,146,497
Multiline Retail - 1.55%
Dollar Tree, Inc. (I)	61,900	3,665,718
Kohl’s Corp. (I)	397,930	21,798,605

		25,464,323
Specialty Retail - 3.30%
Bed Bath & Beyond, Inc. (I)	417,100	18,252,296
CarMax, Inc. (I)	53,200	1,336,384
Home Depot, Inc.	31,100	1,006,085

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc.	645,700	$15,651,768
O’Reilly Automotive, Inc. (I)(L)	181,300	7,562,023
The Gap, Inc.	154,600	3,572,806
The Sherwin-Williams Company	103,300	6,991,344

		54,372,706
Textiles, Apparel & Luxury Goods - 0.71%
Coach, Inc.	94,500	3,734,640
NIKE, Inc., Class B (L)	108,700	7,989,450

		11,724,090

		309,843,889
Consumer Staples - 1.84%
Beverages - 0.98%
PepsiCo, Inc.	244,204	16,156,537
The Coca-Cola Company	1,600	88,000

		16,244,537
Food & Staples Retailing - 0.07%
Costco Wholesale Corp.	15,000	895,650
Wal-Mart Stores, Inc.	3,864	214,838

		1,110,488
Household Products - 0.79%
Procter & Gamble Company	205,937	13,029,634

		30,384,659
Energy - 5.38%
Energy Equipment & Services - 3.68%
Cameron International Corp. (I)	247,800	10,620,708
FMC Technologies, Inc. (I)	118,400	7,652,192
Schlumberger, Ltd.	490,292	31,113,930
Smith International, Inc.	261,972	11,217,641

		60,604,471
Oil, Gas & Consumable Fuels - 1.70%
EOG Resources, Inc.	210,000	19,517,400
Exxon Mobil Corp.	1,538	103,015
Petroleo Brasileiro SA, SADR	15,400	609,686
Southwestern Energy Company (I)	153,800	6,262,736
Suncor Energy, Inc.	46,300	1,506,602

		27,999,439

		88,603,910
Financials - 15.88%
Commercial Banks - 2.31%
PNC Financial Services Group, Inc.	46,200	2,758,140
U.S. Bancorp	477,400	12,355,112
Wells Fargo & Company	737,300	22,944,776

		38,058,028
Consumer Finance - 1.08%
American Express Company	433,652	17,892,482
Diversified Financial Services - 12.32%
Ameriprise Financial, Inc.	216,651	9,827,289
Bank of America Corp.	263,100	4,696,335
Bank of New York Mellon Corp.	15,561	480,524
BlackRock, Inc.	15,500	3,375,280
CME Group, Inc.	17,900	5,658,369
Credit Suisse Group AG	70,900	3,645,420
Franklin Resources, Inc.	309,365	34,308,579
IntercontinentalExchange, Inc. (I)	129,000	14,471,220
Invesco, Ltd.	308,200	6,752,662
JPMorgan Chase & Company	704,300	31,517,425
Morgan Stanley	508,000	14,879,320

51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Northern Trust Corp.	217,289	$12,007,390
NYSE Euronext	119,200	3,529,512
State Street Corp.	154,107	6,956,390
TD Ameritrade Holding Corp. (I)	46,200	880,572
The Charles Schwab Corp.	508,786	9,509,210
The Goldman Sachs Group, Inc.	237,276	40,486,404

		202,981,901
Insurance - 0.17%
Prudential Financial, Inc.	46,200	2,795,100

		261,727,511
Health Care - 12.77%
Biotechnology - 3.26%
Amgen, Inc. (I)	6,200	370,512
Celgene Corp. (I)	380,900	23,600,564
Gilead Sciences, Inc. (I)	556,162	25,294,248
Vertex Pharmaceuticals, Inc. (I)	108,900	4,450,743

		53,716,067
Health Care Equipment & Supplies - 2.16%
Baxter International, Inc.	84,700	4,929,540
Covidien PLC	15,500	779,340
Intuitive Surgical, Inc. (I)	34,100	11,871,233
Medtronic, Inc.	6,144	276,664
St. Jude Medical, Inc. (I)	157,836	6,479,168
Stryker Corp.	198,679	11,368,412

		35,704,357
Health Care Providers & Services - 5.21%
Cardinal Health, Inc.	15,500	558,465
Express Scripts, Inc. (I)	369,300	37,579,968
McKesson Corp.	199,900	13,137,428
Medco Health Solutions, Inc. (I)	515,100	33,254,856
WellPoint, Inc. (I)	20,072	1,292,235

		85,822,952
Health Care Technology - 0.27%
Cerner Corp. (I)(L)	52,200	4,440,132
Life Sciences Tools & Services - 0.05%
Life Technologies Corp. (I)	15,800	825,866
Pharmaceuticals - 1.82%
Allergan, Inc.	343,600	22,443,952
Shire PLC, ADR (L)	77,400	5,105,304
Teva Pharmaceutical Industries, Ltd., SADR	38,400	2,422,272

		29,971,528

		210,480,902
Industrials - 8.80%
Aerospace & Defense - 1.86%
Goodrich Corp.	24,600	1,734,792
Precision Castparts Corp.	133,200	16,877,772
United Technologies Corp.	164,400	12,101,484

		30,714,048
Air Freight & Logistics - 0.39%
Expeditors International of Washington, Inc.	173,200	6,394,544
Electrical Equipment - 0.92%
Emerson Electric Company	98,400	4,953,456
First Solar, Inc. (I)(L)	3,100	380,215
Rockwell Automation, Inc. (L)	174,000	9,806,640

		15,140,311
Industrial Conglomerates - 1.46%
3M Company	209,100	17,474,487

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
McDermott International, Inc. (I)	246,100	$6,625,012

		24,099,499
Machinery - 3.10%
Danaher Corp.	639,563	51,107,479
Road & Rail - 0.36%
Union Pacific Corp.	80,300	5,885,990
Trading Companies & Distributors - 0.71%
Fastenal Company (L)	243,300	11,675,967

		145,017,838
Information Technology - 32.92%
Communications Equipment - 4.13%
Cisco Systems, Inc. (I)	626,818	16,316,073
Juniper Networks, Inc. (I)	884,421	27,134,036
QUALCOMM, Inc.	587,777	24,680,756

		68,130,865
Computers & Peripherals - 8.46%
Apple, Inc. (I)	467,400	109,806,282
EMC Corp. (I)	341,800	6,166,072
Hewlett-Packard Company	141,400	7,515,410
International Business Machines Corp.	123,700	15,864,525

		139,352,289
Internet Software & Services - 7.61%
Akamai Technologies, Inc. (I)(L)	139,800	4,391,118
Baidu, Inc., SADR (I)(L)	15,100	9,014,700
eBay, Inc. (I)	342,978	9,243,257
Google, Inc., Class A (I)	146,166	82,877,584
Tencent Holdings, Ltd.	994,900	19,901,599

		125,428,258
IT Services - 4.80%
Accenture PLC, Class A	200,600	8,415,170
Automatic Data Processing, Inc.	104,733	4,657,477
Fiserv, Inc. (I)	185,700	9,426,132
MasterCard, Inc. (L)	97,100	24,663,400
The Western Union Company	248,500	4,214,560
Visa, Inc., Class A (L)	304,000	27,673,120

		79,049,859
Semiconductors & Semiconductor Equipment - 4.45%
Altera Corp.	363,600	8,839,116
Broadcom Corp., Class A	398,200	13,212,276
Intel Corp.	339,700	7,561,722
Marvell Technology Group, Ltd. (I)	1,199,410	24,443,976
NVIDIA Corp. (I)	170,100	2,956,338
Xilinx, Inc. (L)	638,125	16,272,188

		73,285,616
Software - 3.47%
Adobe Systems, Inc. (I)	35,975	1,272,436
Autodesk, Inc. (I)	108,400	3,189,128
Intuit, Inc. (I)	99,400	3,413,396
McAfee, Inc. (I)	343,400	13,780,642
Microsoft Corp.	1,194,344	34,958,449
Salesforce.com, Inc. (I)(L)	7,900	588,155

		57,202,206

		542,449,093
Materials - 1.72%
Chemicals - 1.56%
Ecolab, Inc.	6,100	268,095
Monsanto Company	71,204	5,085,390

52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	245,100	$20,343,300

		25,696,785
Metals & Mining - 0.16%
Freeport-McMoRan Copper & Gold, Inc.	31,100	2,598,094

		28,294,879
Telecommunication Services - 1.65%
Wireless Telecommunication Services - 1.65%
American Tower Corp., Class A (I)	638,138	27,191,060

TOTAL COMMON STOCKS (Cost $1,326,396,693)		$1,643,993,741

SHORT-TERM INVESTMENTS - 5.48%
Short-Term Securities* - 0.21%
State Street Institutional US Government
Money Market Fund, 0.03489%	$1,395,300	1,395,300
T. Rowe Price Reserve Investment
Fund, 0.25404%	2,010,752	2,010,752

		3,406,052
Securities Lending Collateral - 5.27%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	8,687,925	86,955,702

TOTAL SHORT-TERM INVESTMENTS (Cost $90,349,696)		$90,361,754

Total Investments (Blue Chip Growth Trust)
(Cost $1,416,746,389) - 105.24%		$1,734,355,495
Other assets and liabilities, net - (5.24%)		(86,318,263)

TOTAL NET ASSETS - 100.00%		$1,648,037,232

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.84%
U.S. Treasury Bond - 1.81%
4.375%, 11/15/2039	$45,895,000	$43,399,459
U.S. Treasury Notes - 9.28%
2.125%, 11/30/2014	40,020,000	39,494,738
2.250%, 01/31/2015	32,225,000	31,875,069
2.375%, 02/28/2015	40,240,000	39,963,551
2.500%, 03/31/2015	62,685,000	62,508,855
2.625%, 12/31/2014	27,250,000	27,445,873
3.625%, 02/15/2020	21,255,000	20,893,006

		222,181,092
Federal Agricultural Mortgage Corp. - 0.69%
5.500%, 07/15/2011 (S)	15,730,000	16,516,940
Federal Farm Credit Bank - 0.50%
3.000%, 12/22/2014	12,000,000	12,021,252
Federal Home Loan Bank - 0.51%
5.375%, 05/18/2016	11,095,000	12,329,208
Federal Home Loan Mortgage Corp. - 5.27%
1.800%, 02/25/2013	15,000,000	14,943,000
2.125%, 08/26/2013	35,000,000	35,013,615
3.789%, 12/01/2039 (P)	21,934,523	22,624,144
4.000%, 04/01/2019 to 02/01/2025	24,749,727	25,154,859
4.304%, 09/01/2039 (P)	3,023,799	3,122,536

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 10/01/2024 to 11/01/2024	$24,393,732	$25,322,790

		126,180,944
Federal National Mortgage Association - 9.64%
1.800%, 03/15/2013	1,105,000	1,102,542
1.875%, 10/29/2012	5,065,000	5,065,709
2.050%, 01/28/2013	15,000,000	14,972,100
3.000%, 10/29/2014	14,345,000	14,369,645
4.000%, 04/01/2024	14,533,183	14,766,509
4.200%, 08/01/2039 (P)	14,899,335	15,533,987
4.242%, 09/01/2039 (P)	3,089,513	3,216,501
4.370%, 09/01/2039 (P)	11,366,372	11,778,516
4.432%, 09/01/2039 (P)	8,771,923	9,103,677
4.500%, 05/01/2024 to 10/01/2024	33,502,927	34,778,916
5.000%, TBA (B)	50,000,000	51,461,913
5.000%, 03/01/2040	53,000,001	54,691,437

		230,841,452
Government National Mortgage Association - 5.91%
3.500%, 10/20/2039 to 11/20/2039 (P)	47,914,718	48,766,722
3.750%, 10/20/2039 (P)	24,691,941	25,348,549
4.000%, 09/20/2039 to 12/20/2039 (P)	63,467,607	65,501,734
5.000%, 08/15/2039	1,725,680	1,796,325

		141,413,330
Tennessee Valley Authority - 0.23%
5.250%, 09/15/2039	5,595,000	5,532,772

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $808,031,845)		$810,416,449

CORPORATE BONDS - 46.30%
Aerospace & Defense - 0.31%
Embraer Overseas, Ltd.
6.375%, 01/15/2020	2,395,000	2,436,913
The Boeing Company
3.750%, 11/20/2016	5,000,000	5,072,615

		7,509,528
Agriculture - 0.25%
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014	5,800,000	6,054,052
Airlines - 0.32%
Continental Airlines, Inc.
5.983%, 04/19/2022	7,730,000	7,594,725
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	34,663	34,732

		7,629,457
Auto Manufacturers - 0.13%
Volvo Treasury AB
5.950%, 04/01/2015 (S)	3,155,000	3,214,775
Auto Parts & Equipment - 0.09%
Johnson Controls, Inc.
5.000%, 03/30/2020	2,235,000	2,229,611
Banks - 3.43%
Australia & New Zealand Banking Group, Ltd.
5.100%, 01/13/2020 (S)	7,705,000	7,704,384
Bank of Nova Scotia
3.400%, 01/22/2015	9,000,000	9,059,193
Barclays Bank PLC
5.125%, 01/08/2020	6,550,000	6,458,745
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	7,445,000	7,396,995

53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
National Australia Bank, Ltd.
3.750%, 03/02/2015 (S)	$10,000,000	$10,039,820
Nordea Bank AB
4.875%, 01/27/2020 (S)	7,945,000	7,878,500
Rabobank Nederland NV, (11.000% to
06/30/2019, then 3 month LIBOR
+ 1086.75 bps)
maturing at 06/30/2049 (S)	1,050,000	1,351,202
Regions Financial Corp.
7.750%, 11/10/2014	3,515,000	3,698,276
Silicon Valley Bank
6.050%, 06/01/2017	330,000	309,114
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	3,020,000	3,019,257
Wachovia Bank NA
5.850%, 02/01/2037	3,500,000	3,268,416
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	500,000	514,436
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,252,936
5.250%, 08/01/2014	10,000,000	10,503,870
Wells Fargo Bank NA
5.750%, 05/16/2016	2,435,000	2,627,818
Westpac Banking Corp.
4.875%, 11/19/2019	5,020,000	4,986,261

		82,069,223
Beverages - 1.39%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	3,020,000	3,107,275
Anheuser-busch Inbev Worldwide, Inc.
5.000%, 04/15/2020 (S)	5,000,000	5,015,395
Anheuser-Busch InBev Worldwide, Inc.
5.050%, 10/15/2016	5,550,000	5,826,651
PepsiCo, Inc.
7.900%, 11/01/2018	4,000,000	4,954,212
SABMiller PLC
5.500%, 08/15/2013 (S)	13,533,000	14,489,134

		33,392,667
Biotechnology - 0.21%
Life Technologies Corp.
4.400%, 03/01/2015	1,895,000	1,908,180
6.000%, 03/01/2020	3,005,000	3,076,741

		4,984,921
Building Materials - 0.21%
CRH America, Inc.
8.125%, 07/15/2018	3,580,000	4,215,815
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	690,000	691,725

		4,907,540
Chemicals - 0.25%
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	1,855,000	1,874,748
Mosaic Company
7.375%, 12/01/2014 (S)	3,000,000	3,210,672
7.625%, 12/01/2016 (S)	150,000	164,540
RPM International, Inc.
6.500%, 02/15/2018	725,000	755,739

		6,005,699

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services - 0.63%
ERAC USA Finance Company
5.900%, 11/15/2015 (S)	$6,504,000	$7,034,017
6.375%, 10/15/2017 (S)	1,850,000	2,001,613
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	5,850,000	6,072,616

		15,108,246
Diversified Financial Services - 11.30%
American Express Company
7.000%, 03/19/2018	500,000	567,896
American Express Credit Corp., Series C
7.300%, 08/20/2013	7,650,000	8,586,459
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	5,475,000	6,382,629
Bank of America Corp.
4.500%, 04/01/2015	5,120,000	5,162,706
5.650%, 05/01/2018	7,500,000	7,587,525
Bear Stearns Companies LLC
7.250%, 02/01/2018 Beaver Valley Funding	150,000	173,354

9.000%, 06/01/2017	1,700,000	1,836,680
Capital One Financial Corp.
6.150%, 09/01/2016	5,940,000	6,162,596
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	10,225,000	11,820,192
Charles Schwab Corp.
4.950%, 06/01/2014	11,800,000	12,581,490
Chuo Mitsui Trust & Banking Company, Ltd.,
(5.506% to 04/15/2015, then 3 month
LIBOR + 249 bps)
maturing at 12/29/2049 (S)	500,000	479,791
Citigroup, Inc.
5.850%, 12/11/2034	3,545,000	3,218,895
6.125%, 11/21/2017	8,125,000	8,357,944
6.375%, 08/12/2014	2,670,000	2,852,369
CME Group, Inc.
5.400%, 08/01/2013	5,000,000	5,455,405
5.750%, 02/15/2014	2,500,000	2,744,540
Credit Suisse New York
5.000%, 05/15/2013	13,000,000	13,972,101
5.300%, 08/13/2019	2,225,000	2,281,617
Discover Financial Services
10.250%, 07/15/2019	4,660,000	5,544,282
General Electric Capital Corp.
5.625%, 05/01/2018	2,890,000	3,020,085
6.000%, 08/07/2019	5,500,000	5,811,680
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	3,965,000	3,975,843
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	7,165,000	7,302,711
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,242,752
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	2,300,000	2,413,519
Jefferies Group, Inc.
5.875%, 06/08/2014	3,000,000	3,127,086
6.450%, 06/08/2027	2,885,000	2,576,928
8.500%, 07/15/2019	3,000,000	3,328,029
JPMorgan Chase & Company
3.700%, 01/20/2015	17,000,000	17,104,703
4.650%, 06/01/2014	500,000	528,330
6.000%, 01/15/2018	5,080,000	5,515,366

54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company, Series 1,
(7.900% to 04/30/2018, then 3 month
LIBOR + 347 bps)
maturing at 04/30/2049 (S)	$550,000	$586,355
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,210,000	7,191,831
7.300%, 08/01/2014 (S)	4,025,000	4,494,363
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	2,700,000	2,909,706
7.750%, 05/14/2038	500,000	554,236
Mizuho Financial Group, Ltd.
8.375%, 01/29/2049	100,000	100,471
Morgan Stanley
4.100%, 01/26/2015	7,000,000	6,962,361
6.000%, 04/28/2015	3,000,000	3,213,645
6.625%, 04/01/2018	10,300,000	10,985,764
7.300%, 05/13/2019	150,000	165,721
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,022,671
Northern Trust Company
6.500%, 08/15/2018	3,800,000	4,251,995
Northern Trust Corp.
4.625%, 05/01/2014	150,000	159,530
PNC Funding Corp.
4.250%, 09/21/2015	5,880,000	6,056,770
Santander Issuances SA, (6.500% to
11/01/2014, then 3 month LIBOR
+ 392.00 bps)
maturing at 08/11/2019 (S)	2,800,000	2,932,838
State Street Capital Trust IV
1.257%, 06/15/2037 (P)	9,000,000	6,751,260
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,041,748
5.600%, 12/01/2019	1,965,000	1,985,181
Teco Finance, Inc.
7.000%, 05/01/2012	2,069,000	2,230,382
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	7,505,000	7,916,439
6.250%, 09/01/2017	2,000,000	2,150,818
6.750%, 10/01/2037	3,150,000	3,146,044
7.500%, 02/15/2019	7,975,000	9,113,822

		270,639,454
Electric - 2.87%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	3,430,000	3,384,755
Appalachian Power Company
5.000%, 06/01/2017	6,005,000	6,100,960
Aquila, Inc.
11.875%, 07/01/2012	5,125,000	5,964,526
Commonwealth Edison Company
5.800%, 03/15/2018	9,189,000	9,938,859
6.150%, 09/15/2017	2,170,000	2,398,130
Dominion Resources, Inc.
5.600%, 11/15/2016	1,005,000	1,084,810
DTE Energy Company
6.350%, 06/01/2016	3,000,000	3,243,309
7.625%, 05/15/2014	4,025,000	4,579,021
Duke Energy Corp.
6.300%, 02/01/2014	5,475,000	6,099,112
Entergy Gulf States Louisiana LLC
6.000%, 05/01/2018	350,000	372,357
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,630,000	2,691,602

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	$5,980,000	$6,009,529
6.050%, 01/31/2018 (S)	2,650,000	2,778,549
Kentucky Power Company, Series E
6.000%, 09/15/2017 (S)	2,000,000	2,080,982
Monongahela Power Company
7.950%, 12/15/2013 (S)	1,100,000	1,285,550
Oncor Electric Delivery Company LLC
6.375%, 05/01/2012	4,500,000	4,866,147
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,864,760
Waterford 3 Funding Corp.
8.090%, 01/02/2017	86,641	87,128

		68,830,086
Electronics - 0.47%
Amphenol Corp.
4.750%, 11/15/2014	10,850,000	11,161,276
Food - 0.56%
Kraft Foods, Inc.
5.375%, 02/10/2020	7,990,000	8,120,676
6.000%, 02/11/2013	300,000	329,266
The Kroger Company
3.900%, 10/01/2015	5,000,000	5,061,325

		13,511,267
Forest Products & Paper - 0.39%
International Paper Company
7.950%, 06/15/2018	2,666,000	3,114,797
9.375%, 05/15/2019	5,045,000	6,306,739

		9,421,536
Gas - 0.03%
Sempra Energy
6.500%, 06/01/2016	175,000	195,508
8.900%, 11/15/2013	500,000	595,821

		791,329
Holding Companies - 0.19%
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	4,500,000	4,460,377
Home Furnishings - 0.48%
Whirlpool Corp.
8.000%, 05/01/2012	4,010,000	4,407,231
8.600%, 05/01/2014	6,000,000	6,963,222

		11,370,453
Insurance - 3.45%
Aflac, Inc.
6.900%, 12/17/2039	3,815,000	3,931,605
8.500%, 05/15/2019	9,260,000	11,149,522
CNA Financial Corp.
6.500%, 08/15/2016	2,940,000	3,012,298
7.350%, 11/15/2019	5,030,000	5,256,999
Horace Mann Educators Corp.
6.850%, 04/15/2016	4,750,000	4,837,818
Liberty Mutual Group, Inc.
7.300%, 06/15/2014 (S)	250,000	272,363
7.500%, 08/15/2036 (S)	3,100,000	2,989,488
Lincoln National Corp.
8.750%, 07/01/2019	6,790,000	8,302,622
Massachusetts Mutual Life
Insurance Company
5.625%, 05/15/2033 (S)	225,000	196,279
8.875%, 06/01/2039 (S)	150,000	191,075

55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
MetLife, Inc.
6.750%, 06/01/2016	$5,724,000	$6,414,618
6.817%, 08/15/2018	5,000,000	5,546,485
New York Life Insurance Company
6.750%, 11/15/2039 (S)	5,700,000	6,244,732
Prudential Financial, Inc.
3.625%, 09/17/2012	2,375,000	2,442,543
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	1,625,000	1,724,190
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	200,000	243,063
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	5,310,000	5,759,927
Unum Group
7.125%, 09/30/2016	3,385,000	3,679,617
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	3,707,000	3,936,256
W.R. Berkley Corp.
5.600%, 05/15/2015	4,015,000	4,125,637
Willis North America, Inc.
6.200%, 03/28/2017	2,398,000	2,429,395

		82,686,532
Iron & Steel - 0.65%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,980,000	2,303,774
ArcelorMittal
6.125%, 06/01/2018	1,000,000	1,049,707
9.000%, 02/15/2015	5,000,000	5,971,630
9.850%, 06/01/2019	4,935,000	6,272,370

		15,597,481
Media - 1.18%
Comcast Cable Holdings LLC
9.800%, 02/01/2012	1,450,000	1,644,947
Comcast Corp.
4.950%, 06/15/2016	1,050,000	1,094,632
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	8,765,000	9,156,918
7.625%, 05/15/2016	3,250,000	3,640,000
Grupo Televisa SA
6.625%, 01/15/2040	4,585,000	4,578,466
Time Warner Cable, Inc.
6.750%, 07/01/2018	4,975,000	5,558,871
Time Warner Entertainment Company LP
8.375%, 03/15/2023	250,000	305,111
Viacom, Inc.
5.625%, 08/15/2012	2,000,000	2,157,424

		28,136,369
Metal Fabricate/Hardware - 0.37%
Commercial Metals Company
7.350%, 08/15/2018	8,325,000	8,758,416
Mining - 0.93%
Newmont Mining Corp.
5.125%, 10/01/2019	4,000,000	4,023,848
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	225,000	232,269
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	3,000,000	3,297,582
7.125%, 07/15/2028	4,705,000	5,385,592
8.950%, 05/01/2014	5,265,000	6,344,341

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Vale Overseas, Ltd.
6.875%, 11/10/2039	$2,765,000	$2,864,949

		22,148,581
Miscellaneous Manufacturers - 0.74%
General Electric Company
5.000%, 02/01/2013	5,000,000	5,389,865
Ingersoll-Rand Global Holding Company, Ltd.
6.000%, 08/15/2013	2,302,000	2,529,435
6.875%, 08/15/2018	4,830,000	5,431,601
Textron, Inc.
5.600%, 12/01/2017	4,384,000	4,415,622

		17,766,523
Office & Business Equipment - 0.65%
Xerox Corp.
6.750%, 02/01/2017	500,000	552,025
7.200%, 04/01/2016	2,000,000	2,235,050
8.250%, 05/15/2014	10,960,000	12,725,919

		15,512,994
Oil & Gas - 1.40%
EQT Corp.
8.125%, 06/01/2019	1,000,000	1,188,039
Husky Energy, Inc.
6.200%, 09/15/2017	7,600,000	8,252,536
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	1,815,000	1,955,922
NuStar Logistics LP
6.875%, 07/15/2012	2,700,000	2,926,865
7.650%, 04/15/2018	5,340,000	5,999,399
Petro-Canada
6.050%, 05/15/2018	3,255,000	3,504,382
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	5,270,000	5,412,290
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	4,201,961	4,305,161

		33,544,594
Pharmaceuticals - 1.37%
Abbott Laboratories
5.600%, 11/30/2017	5,000,000	5,504,815
Medco Health Solutions, Inc.
6.125%, 03/15/2013	7,000,000	7,678,860
7.250%, 08/15/2013	4,985,000	5,636,260
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	10,000,000	10,598,810
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	3,280,000	3,447,720

		32,866,465
Pipelines - 2.44%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	2,025,000	2,596,003
Energy Transfer Partners LP
5.950%, 02/01/2015	7,000,000	7,605,276
9.700%, 03/15/2019	5,940,000	7,518,603
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,250,000	1,384,078
Enterprise Products Operating LLC, Series G
5.600%, 10/15/2014	6,990,000	7,565,857
Gulf South Pipeline Company LP
5.750%, 08/15/2012 (S)	1,270,000	1,346,269
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,000,000	4,621,292
9.000%, 02/01/2019	250,000	311,926

56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
NGPL Pipeco LLC
7.119%, 12/15/2017 (S)	$4,980,000	$5,584,697
ONEOK Partners LP
6.150%, 10/01/2016	1,050,000	1,127,593
Plains All American Pipeline LP
4.250%, 09/01/2012	2,225,000	2,311,637
6.500%, 05/01/2018	5,625,000	6,128,730
Spectra Energy Capital LLC
6.200%, 04/15/2018	5,715,000	6,162,890
Williams Partners LP
7.250%, 02/01/2017	3,600,000	4,109,710

		58,374,561
Real Estate - 3.93%
AMB Property LP
6.625%, 12/01/2019	3,180,000	3,236,566
Boston Properties LP
5.875%, 10/15/2019	2,020,000	2,096,970
Brandywine Operating Partnership LP
7.500%, 05/15/2015	4,512,000	4,855,214
Dexus Property Group
7.125%, 10/15/2014 (S)	3,245,000	3,499,353
Duke Realty LP
6.750%, 03/15/2020	7,840,000	7,979,536
Equity One, Inc.
6.250%, 12/15/2014	7,000,000	7,175,252
HCP, Inc.
6.300%, 09/15/2016	3,700,000	3,760,247
Health Care REIT, Inc.
5.875%, 05/15/2015	2,500,000	2,623,343
6.200%, 06/01/2016	225,000	239,655
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	2,910,000	2,985,413
8.125%, 05/01/2011	300,000	315,860
HRPT Properties Trust
5.750%, 02/15/2014	2,000,000	2,013,238
6.650%, 01/15/2018	4,355,000	4,380,320
Mack-Cali Realty LP
7.750%, 08/15/2019	5,775,000	6,368,214
Nationwide Health Properties, Inc.
6.500%, 07/15/2011	2,900,000	2,997,672
ProLogis
5.625%, 11/15/2015	1,750,000	1,735,029
6.625%, 05/15/2018	2,365,000	2,350,212
6.875%, 03/15/2020	2,865,000	2,829,864
7.625%, 08/15/2014	5,000,000	5,466,955
Simon Property Group LP
5.625%, 08/15/2014	750,000	795,183
6.750%, 05/15/2014	9,000,000	9,846,585
10.350%, 04/01/2019	150,000	188,605
Vornado Realty Trust
4.250%, 04/01/2015	7,025,000	6,995,415
WEA Finance LLC
5.400%, 10/01/2012 (S)	3,785,000	4,012,808
6.750%, 09/02/2019 (S)	2,060,000	2,198,193
7.125%, 04/15/2018 (S)	3,000,000	3,245,526

		94,191,228
Retail - 1.84%
CVS Caremark Corp.
Sr Note 5.750%, maturing at 06/01/2017	7,000,000	7,548,737
(6.302% to 06/01/2012, then 3 month
LIBOR + 206.50 bps)maturing
at 06/01/2037 (S)	7,840,000	7,408,800

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Staples, Inc.
9.750%, 01/15/2014	$8,750,000	$10,607,888
Target Corp.
6.000%, 01/15/2018	6,625,000	7,417,204
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	10,000,000	11,160,030

		44,142,659
Software - 0.51%
Fiserv, Inc.
6.800%, 11/20/2017	3,925,000	4,350,348
Oracle Corp.
5.750%, 04/15/2018	7,050,000	7,732,496

		12,082,844
Telecommunications - 1.74%
Alltel Corp.
7.000%, 03/15/2016	10,000,000	11,424,650
America Movil SAB de CV
5.000%, 03/30/2020 (S)	4,030,000	3,973,040
5.750%, 01/15/2015	5,000,000	5,465,160
American Tower Corp.
4.625%, 04/01/2015	1,965,000	2,020,834
AT&T, Inc.
6.500%, 09/01/2037	3,000,000	3,110,817
6.700%, 11/15/2013	1,640,000	1,871,383
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,237,125
6.175%, 06/18/2014	3,100,000	3,313,575
Vodafone Group PLC
5.625%, 02/27/2017	5,000,000	5,350,360

		41,766,944
Tobacco - 0.91%
Altria Group, Inc.
8.500%, 11/10/2013	9,195,000	10,747,925
Philip Morris International, Inc.
5.650%, 05/16/2018	7,000,000	7,536,704
Reynolds American, Inc.
7.250%, 06/01/2013	3,045,000	3,385,903

		21,670,532
Transportation - 0.36%
Burlington Northern Santa Fe Corp.
5.750%, 03/15/2018	8,000,000	8,563,368
Trucking&Leasing - 0.32%
GATX Corp
4.750%, 10/01/2012	5,700,000	5,949,689
GATX Corp.
8.750%, 05/15/2014	1,400,000	1,605,825

		7,555,514

TOTAL CORPORATE BONDS (Cost $1,097,417,382)		$1,108,657,102

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.69%
American Tower Trust,
Series 2007-1A, Class C
5.615%, 04/15/2037 (S)	1,025,000	1,078,813
Federal Home Loan Mortgage Corp.
Series 3619, Class EB,
3.500%, 05/15/2024	24,545,596	24,945,706
Series 3573, Class MA,
4.000%, 07/15/2022	12,802,135	13,246,148
Series 3566, Class DE,
4.000%, 12/15/2022	15,600,120	16,110,297

57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3630, Class BI IO,
4.000%, 05/15/2027	$5,434,954	$900,285
Series 3591, Class TA,
4.000%, 06/15/2039	13,325,250	13,522,143
Series 3571, Class JA,
4.500%, 04/15/2023	16,166,940	16,914,898
Series 3571, Class BA,
4.500%, 04/15/2023	35,829,980	37,486,787
Series 3623, Class LI IO,
4.500%, 01/15/2025	8,728,772	1,080,186
Series 3499, Class PA,
4.500%, 08/15/2036	7,940,854	8,225,402
Series 3581, Class IO IO,
6.000%, 10/15/2039	7,014,254	1,529,920
Federal National Mortgage Association
Series 2009-96, Class JA,
3.500%, 10/25/2024	20,367,911	20,729,238
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	13,751,951	2,342,385
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	16,100,000	2,855,961
Series 402, Class 4 IO,
4.000%, 10/25/2039	21,347,365	5,038,279
Series 402, Class 3, IO,
4.000%, 11/25/2039	13,561,598	2,932,303
Series 2010-23, Class KA,
4.000%, 02/25/2040	26,304,198	27,172,815
Series 2009-96, Class JA,
4.500%, 09/25/2024	21,584,643	22,419,073
Series 2008-57, Class EA,
4.500%, 11/25/2031	9,351,935	9,751,888
Series 2009-77, Class AB,
4.500%, 05/25/2036	13,327,164	13,825,006
Series 398, Class C3 IO,
4.500%, 05/25/2039	24,534,683	6,256,344
Series 2009-94, Class DA,
4.500%, 10/25/2039	13,980,835	14,475,581
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	13,164,403	1,506,615
Series 366, Class 24 IO,
5.000%, 10/01/2035	21,327,226	2,500,248
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	20,967,085	3,891,302
Government National Mortgage Association
Series 2010-17, Class QA,
3.500%, 06/20/2039	19,516,110	19,741,732
Series 2009-103, Class DC,
3.500%, 09/16/2039	19,384,198	19,701,025
Series 2009-75, Class LC,
4.000%, 10/20/2038	14,470,722	14,946,620
Series 2009-102, Class MA,
4.000%, 06/16/2039	40,453,201	41,859,581
Series 2009-42, Class DA,
5.000%, 07/20/2031	14,690,602	15,405,039
Series 2009-78, Class AB,
5.000%, 01/20/2036	14,405,040	15,137,807
Series 2009-104, Class XA,
5.000%, 03/20/2036	24,496,420	25,767,696
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364%, 03/15/2044	325,000	315,389

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $422,813,757)		$423,612,512

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.08%
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.597%, 02/28/2041 (P)(S)	$2,472,921	$1,965,920

TOTAL ASSET BACKED SECURITIES (Cost $2,001,861)		$1,965,920

SHORT-TERM INVESTMENTS - 3.83%
Short-Term Securities* - 3.83%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$56,600,000	56,600,000
U.S. Treasury Bills, 0.010%, 04/01/2010	35,000,000	35,000,000

		91,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $91,600,000)		$91,600,000

Total Investments (Bond Trust)
(Cost $2,421,864,845) - 101.74%		$2,436,251,983
Other assets and liabilities, net - (1.74%)		(41,666,708)

TOTAL NET ASSETS - 100.00%		$2,394,585,275

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.70%
Consumer Discretionary - 16.86%
Auto Components - 1.21%
Johnson Controls, Inc.	376,600	$12,424,034
Hotels, Restaurants & Leisure - 1.62%
Marriott International, Inc., Class A (L)	398,532	12,561,729
Starbucks Corp.	165,300	4,011,831

		16,573,560
Internet & Catalog Retail - 3.89%
Amazon.com, Inc. (I)	294,100	39,918,193
Media - 2.28%
The Walt Disney Company	670,196	23,396,542
Multiline Retail - 2.04%
Dollar General Corp. (I)	203,070	5,127,518
Target Corp.	300,100	15,785,260

		20,912,778
Specialty Retail - 2.72%
Home Depot, Inc.	295,600	9,562,660
Staples, Inc.	440,000	10,291,600
Tiffany & Company (L)	169,109	8,030,986

		27,885,246
Textiles, Apparel & Luxury Goods - 3.10%
Coach, Inc. (L)	212,660	8,404,323
NIKE, Inc., Class B	319,078	23,452,233

		31,856,556

		172,966,909
Consumer Staples - 5.45%
Food & Staples Retailing - 1.68%
Costco Wholesale Corp.	238,000	14,210,980
Whole Foods Market, Inc. (I)(L)	84,700	3,061,905

		17,272,885
Food Products - 2.42%
Kraft Foods, Inc., Class A	336,500	10,175,760
Mead Johnson Nutrition Company	86,000	4,474,580

58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Unilever PLC, SADR (L)	348,700	$10,209,936

		24,860,276
Household Products - 1.35%
Colgate-Palmolive Company	161,700	13,786,542

		55,919,703
Energy - 6.34%
Energy Equipment & Services - 2.90%
Schlumberger, Ltd.	469,176	29,773,909
Oil, Gas & Consumable Fuels - 3.44%
Occidental Petroleum Corp.	306,900	25,945,326
Southwestern Energy Company (I)	229,100	9,328,952

		35,274,278

		65,048,187
Financials - 6.32%
Diversified Financial Services - 6.32%
JPMorgan Chase & Company	376,800	16,861,800
Morgan Stanley	345,900	10,131,411
The Charles Schwab Corp.	785,169	14,674,809
The Goldman Sachs Group, Inc.	135,590	23,135,722

		64,803,742

		64,803,742
Health Care - 17.51%
Biotechnology - 4.23%
Celgene Corp. (I)	264,800	16,407,008
Gilead Sciences, Inc. (I)	448,028	20,376,313
Vertex Pharmaceuticals, Inc. (I)	161,300	6,592,331

		43,375,652
Health Care Equipment & Supplies - 3.59%
Alcon, Inc.	98,331	15,886,356
Baxter International, Inc.	359,800	20,940,360

		36,826,716
Health Care Providers & Services - 3.66%
Express Scripts, Inc. (I)	102,400	10,420,224
Medco Health Solutions, Inc. (I)	420,300	27,134,568

		37,554,792
Life Sciences Tools & Services - 0.58%
Illumina, Inc. (I)(L)	154,000	5,990,600
Pharmaceuticals - 5.45%
Mylan, Inc. (I)(L)	401,600	9,120,336
Novartis AG (L)	87,800	4,749,980
Roche Holding AG	230,800	9,352,016
Shire PLC, ADR (L)	182,550	12,040,998
Teva Pharmaceutical
Industries, Ltd., SADR (L)	326,800	20,614,544

		55,877,874

		179,625,634
Industrials - 6.41%
Aerospace & Defense - 4.08%
Precision Castparts Corp.	119,140	15,096,229
The Boeing Company	183,210	13,302,878
United Technologies Corp.	182,800	13,455,908

		41,855,015
Machinery - 0.92%
Cummins, Inc.	152,530	9,449,234

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.41%
Union Pacific Corp.	197,400	$14,469,420

		65,773,669
Information Technology - 37.46%
Communications Equipment - 5.54%
Cisco Systems, Inc. (I)	879,265	22,887,268
Juniper Networks, Inc. (I)	556,700	17,079,556
QUALCOMM, Inc.	400,900	16,833,791

		56,800,615
Computers & Peripherals - 9.87%
Apple, Inc. (I)	221,066	51,935,035
Hewlett-Packard Company	580,400	30,848,260
NetApp, Inc. (I)	566,200	18,435,472

		101,218,767
Electronic Equipment, Instruments & Components - 1.00%
Agilent Technologies, Inc. (I)	298,705	10,272,465
Internet Software & Services - 5.62%
Baidu, Inc., SADR (I)(L)	16,078	9,598,566
Google, Inc., Class A (I)	71,117	40,324,050
Tencent Holdings, Ltd.	383,100	7,696,479

		57,619,095
IT Services - 5.89%
MasterCard, Inc. (L)	116,000	29,464,000
Visa, Inc., Class A (L)	340,300	30,977,509

		60,441,509
Semiconductors & Semiconductor Equipment - 1.83%
Cree, Inc. (I)	4,820	338,460
Intel Corp.	828,100	18,433,506

		18,771,966
Software - 7.71%
Adobe Systems, Inc. (I)	669,585	23,683,222
Microsoft Corp.	1,215,769	35,585,559
Salesforce.com, Inc. (I)(L)	184,510	13,736,770
VMware, Inc., Class A (I)	115,500	6,156,150

		79,161,701

		384,286,118
Materials - 1.35%
Chemicals - 1.35%
Monsanto Company	62,800	4,485,176
Praxair, Inc.	112,900	9,370,700

		13,855,876

		13,855,876

TOTAL COMMON STOCKS (Cost $818,231,864)		$1,002,279,838

SHORT-TERM INVESTMENTS - 14.58%
Short-Term Securities* - 1.06%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$10,904,242	10,904,242
Securities Lending Collateral - 13.52%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	13,853,996	138,661,877

TOTAL SHORT-TERM INVESTMENTS (Cost $149,574,785)		$149,566,119

Total Investments (Capital Appreciation Trust)
(Cost $967,806,649) - 112.28%		$1,151,845,957
Other assets and liabilities, net - (12.28%)		(126,000,199)

TOTAL NET ASSETS - 100.00%		$1,025,845,758

59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.09%
Consumer Discretionary - 9.28%
Hotels, Restaurants & Leisure - 0.82%
McDonald’s Corp.	43,200	$2,882,304
Household Durables - 0.13%
Fortune Brands, Inc.	9,600	465,696
Leisure Equipment & Products - 0.37%
Hasbro, Inc.	34,400	1,316,832
Media - 4.17%
Cablevision Systems Corp., Class A	118,500	2,860,590
Discovery Communications, Inc., Series C (I)	46,000	1,352,860
Madison Square Garden, Inc. (I)	52,700	1,145,171
Time Warner, Inc.	298,700	9,340,349

		14,698,970
Multiline Retail - 0.39%
Dollar General Corp. (I)	54,500	1,376,125
Specialty Retail - 3.40%
AutoZone, Inc. (I)	22,700	3,929,143
Lowe’s Companies, Inc.	261,700	6,343,608
The Sherwin-Williams Company	25,400	1,719,072

		11,991,823

		32,731,750
Consumer Staples - 9.20%
Beverages - 1.59%
PepsiCo, Inc.	84,700	5,603,752
Food & Staples Retailing - 1.35%
CVS Caremark Corp. (F)	73,500	2,687,160
Wal-Mart Stores, Inc.	37,400	2,079,440

		4,766,600
Food Products - 2.85%
Campbell Soup Company	73,400	2,594,690
General Mills, Inc.	33,300	2,357,307
Kellogg Company	95,800	5,118,594

		10,070,591
Household Products - 1.76%
Clorox Company	30,800	1,975,512
Procter & Gamble Company (F)	66,937	4,235,104

		6,210,616
Tobacco - 1.65%
Altria Group, Inc.	58,600	1,202,472
Philip Morris International, Inc.	88,600	4,621,376

		5,823,848

		32,475,407
Energy - 7.62%
Energy Equipment & Services - 0.20%
Oil States International, Inc. (I)	15,600	707,304
Oil, Gas & Consumable Fuels - 7.42%
CNX Gas Corp. (I)(L)	100,300	3,816,415
Exxon Mobil Corp. (F)(L)	97,500	6,530,550
Hess Corp.	16,800	1,050,840
Japan Petroleum Exploration Company, Ltd.	17,300	874,330
Murphy Oil Corp.	27,700	1,556,463
Nexen, Inc.	137,700	3,402,567
Spectra Energy Corp. (L)	164,600	3,708,438
The Williams Companies, Inc.	227,800	5,262,180

		26,201,783

		26,909,087

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 12.73%
Commercial Banks - 3.04%
U.S. Bancorp	159,900	$4,138,212
Wells Fargo & Company (L)	211,600	6,584,992

		10,723,204
Diversified Financial Services - 5.92%
Ameriprise Financial, Inc.	78,600	3,565,296
Bank of America Corp. (F)	443,965	7,924,775
JPMorgan Chase & Company	141,900	6,350,025
State Street Corp.	67,700	3,055,978

		20,896,074
Insurance - 3.36%
Aon Corp.	144,000	6,150,240
MetLife, Inc.	69,000	2,990,460
White Mountains Insurance Group, Ltd.	7,640	2,712,200

		11,852,900
Real Estate Management & Development - 0.41%
The St. Joe Company (I)(L)	44,400	1,436,340

		44,908,518
Health Care - 11.01%
Health Care Equipment & Supplies - 4.94%
Baxter International, Inc.	23,900	1,390,980
Becton, Dickinson & Company	13,900	1,094,347
C.R. Bard, Inc.	45,200	3,915,224
CareFusion Corp. (I)	103,600	2,738,148
Covidien PLC	149,500	7,516,860
Stryker Corp.	13,700	783,914

		17,439,473
Health Care Providers & Services - 1.83%
Cardinal Health, Inc. (F)	48,800	1,758,264
Henry Schein, Inc. (I)(L)	79,957	4,709,467

		6,467,731
Life Sciences Tools & Services - 1.38%
Thermo Fisher Scientific, Inc. (I)	94,400	4,855,936
Pharmaceuticals - 2.86%
Johnson & Johnson (F)	20,100	1,310,520
Merck & Company, Inc. (F)	55,400	2,069,190
Pfizer, Inc. (F)	391,170	6,708,566

		10,088,276

		38,851,416
Industrials - 7.46%
Aerospace & Defense - 3.09%
Goodrich Corp.	17,200	1,212,944
Lockheed Martin Corp.	32,500	2,704,650
Northrop Grumman Corp.	44,300	2,904,751
United Technologies Corp.	55,600	4,092,716

		10,915,061
Commercial Services & Supplies - 0.15%
Republic Services, Inc.	17,600	510,752
Industrial Conglomerates - 1.50%
Tyco International, Ltd.	138,100	5,282,325
Machinery - 2.34%
Actuant Corp., Class A	100	1,955
Danaher Corp.	103,300	8,254,736

		8,256,691

60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.38%
Mitsubishi Corp.	51,700	$1,355,818

		26,320,647
Information Technology - 5.42%
Computers & Peripherals - 2.07%
International Business Machines Corp.	56,900	7,297,425
Electronic Equipment, Instruments & Components - 1.15%
Tyco Electronics, Ltd.	148,300	4,075,284
Internet Software & Services - 0.01%
AOL, Inc. (I)	1,000	25,280
IT Services - 1.13%
The Western Union Company	235,400	3,992,384
Software - 1.06%
CA, Inc.	89,100	2,091,177
Microsoft Corp.	56,100	1,642,047

		3,733,224

		19,123,597
Materials - 0.30%
Chemicals - 0.30%
Monsanto Company	15,000	1,071,300
Telecommunication Services - 0.48%
Diversified Telecommunication Services - 0.23%
AT&T, Inc. (F)	31,800	821,712
Wireless Telecommunication Services - 0.25%
Vodafone Group PLC, SADR (L)	37,000	861,730

		1,683,442
Utilities - 3.59%
Electric Utilities - 2.14%
American Electric Power Company, Inc.	79,500	2,717,310
Entergy Corp.	27,400	2,228,990
NV Energy, Inc.	210,000	2,589,300

		7,535,600
Multi-Utilities - 1.45%
CenterPoint Energy, Inc.	60,600	870,216
OGE Energy Corp.	92,500	3,601,950
PG&E Corp.	15,300	649,026

		5,121,192

		12,656,792

TOTAL COMMON STOCKS (Cost $185,241,873)		$236,731,956

PREFERRED STOCKS - 0.23%
Consumer Discretionary - 0.03%
Household Durables - 0.03%
Newell Financial Trust I 5.250%	2,400	96,600
Consumer Staples - 0.12%
Food Products - 0.12%
Heinz (H.J.) Finance Company 8.000% (S)	4	422,125
Energy - 0.01%
Oil, Gas & Consumable Fuels - 0.01%
Goodrich Petroleum Corp. 5.375%	1,500	49,946
Financials - 0.02%
Diversified Financial Services - 0.01%
Affiliated Managers Group, Inc. 5.100%	560	23,660

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Insurance - 0.01%
Aspen Insurance Holdings, Ltd. 5.625%	1,000	$54,450

		78,110
Telecommunication Services - 0.05%
Wireless Telecommunication Services - 0.05%
Crown Castle International Corp. 6.250%	2,832	168,362

TOTAL PREFERRED STOCKS (Cost $671,628)		$815,143

CORPORATE BONDS - 7.91%
Advertising - 0.28%
Lamar Media Corp.
9.750%, 04/01/2014	885,000	966,863
Airlines - 0.21%
American Airlines, Inc., Series 09-1A
10.375%, 07/02/2019	119,173	137,943
Continental Airlines, Inc.
9.000%, 07/08/2016	308,633	333,323
Delta Air Lines, Inc.
7.750%, 12/17/2019	240,000	252,000

		723,266
Beverages - 0.32%
Anheuser-Busch Inbev Worldwide, Inc.
1.015%, 03/26/2013 (P)(S)	1,135,000	1,137,302
Biotechnology - 0.06%
Life Technologies Corp.
3.375%, 03/01/2013	220,000	221,216
Chemicals - 0.29%
Airgas Inc.
2.850%, 10/01/2013	1,020,000	1,017,741
Coal - 0.34%
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	1,100,000	1,130,250
Peabody Energy Corp.
6.875%, 03/15/2013	75,000	75,844

		1,206,094
Computers - 0.08%
Brocade Communications Systems, Inc.
6.625%, 01/15/2018 (S)	225,000	228,938
6.875%, 01/15/2020 (S)	50,000	51,000

		279,938
Cosmetics & Personal Care - 0.06%
Procter & Gamble Company
5.500%, 02/01/2034	215,000	215,835
Diversified Financial Services - 0.19%
Janus Capital Group, Inc.
6.950%, 06/15/2017	675,000	671,106
Electric - 0.60%
Black Hills Corp.
9.000%, 05/15/2014	95,000	109,671
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	766,875
CMS Energy Corp.
6.250%, 02/01/2020	45,000	44,467
Dominion Resources, Inc.
5.200%, 08/15/2019	135,000	138,175
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	220,000	247,565
Pacific Gas & Electric Company
1.204%, 06/10/2010 (P)	310,000	310,536

61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Public Service Company of Colorado
5.125%, 06/01/2019	$220,000	$228,819
Virginia Electric and Power Company
6.000%, 01/15/2036	270,000	278,361

		2,124,469
Food - 0.12%
Kellogg Company
4.450%, 05/30/2016	400,000	424,836
Forest Products & Paper - 0.06%
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	218,000
Gas - 0.03%
Atmos Energy Corp.
8.500%, 03/15/2019	95,000	116,552
Healthcare Products - 0.29%
Beckman Coulter, Inc.
7.000%, 06/01/2019	120,000	134,818
Carefusion Corp.
6.375%, 08/01/2019	240,000	262,453
Johnson & Johnson
5.950%, 08/15/2037	560,000	606,248

		1,003,519
Lodging - 0.39%
Hyatt Hotels Corp
6.875%, 08/15/2019 (S)	299,000	306,105
MGM Mirage, Inc.
9.000%, 03/15/2020 (S)	175,000	179,375
10.375%, 05/15/2014 (S)	200,000	220,500
13.000%, 11/15/2013	260,000	302,900
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	350,000	378,875

		1,387,755
Machinery-Diversified - 0.11%
Roper Industries, Inc.
6.250%, 09/01/2019	375,000	397,387
Media - 0.54%
AOL Time Warner, Inc.
6.875%, 05/01/2012	654,000	719,371
CSC Holdings, Inc., Series B
7.625%, 04/01/2011	15,000	15,656
DirecTV Holdings LLC
5.875%, 10/01/2019 (S)	85,000	88,458
EchoStar DBS Corp.
6.625%, 10/01/2014	475,000	478,563
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	243,000
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	325,000	351,813

		1,896,861
Mining - 0.09%
Freeport-McMoRan Copper & Gold, Inc.
3.881%, 04/01/2015 (P)	75,000	75,750
Teck Resources, Ltd.
10.750%, 05/15/2019	200,000	245,000

		320,750
Miscellaneous Manufacturers - 0.22%
Tyco Electronics Group SA
6.000%, 10/01/2012	475,000	511,446
6.550%, 10/01/2017	250,000	275,047

		786,493

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas - 1.02%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	$120,000	$148,462
ConocoPhillips
6.500%, 02/01/2039	310,000	346,288
Devon Energy Corp.
6.300%, 01/15/2019	155,000	173,006
Forest Oil Corp.
8.500%, 02/15/2014	250,000	263,750
Hess Corp.
8.125%, 02/15/2019	240,000	292,548
PetroHawk Energy Corp.
10.500%, 08/01/2014	400,000	441,500
Pride International, Inc.
8.500%, 06/15/2019	170,000	192,100
Questar Market Resources, Inc.
6.800%, 03/01/2020	120,000	130,539
Quicksilver Resources, Inc.
11.750%, 01/01/2016	375,000	429,375
Range Resources Corp.
8.000%, 05/15/2019	200,000	213,500
Shell International Finance BV
6.375%, 12/15/2038	515,000	567,121
XTO Energy, Inc.
6.500%, 12/15/2018	105,000	121,185
6.750%, 08/01/2037	240,000	280,992

		3,600,366
Packaging & Containers - 0.07%
Ball Corp.
7.375%, 09/01/2019	125,000	131,719
Silgan Holdings, Inc.
7.250%, 08/15/2016	100,000	103,750

		235,469
Pipelines - 0.42%
Buckeye Partners LP
5.500%, 08/15/2019	275,000	278,390
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	135,000	151,669
Magellan Midstream Partners LP
6.550%, 07/15/2019	55,000	60,916
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	118,000	120,737
Spectra Energy Capital LLC
5.650%, 03/01/2020	125,000	128,571
Tennessee Gas Pipeline Company
8.000%, 02/01/2016	550,000	633,875
Williams Partners LP
3.800%, 02/15/2015 (S)	120,000	119,785

		1,493,943
Retail - 0.48%
Dollar General Corp.
10.625%, 07/15/2015	900,000	987,750
Home Depot, Inc.
4.625%, 08/15/2010	59,000	59,859
5.400%, 03/01/2016	575,000	621,344
United Auto Group, Inc.
7.750%, 12/15/2016	20,000	19,250

		1,688,203
Telecommunications - 1.64%
American Tower Corp.
7.000%, 10/15/2017	1,000,000	1,117,500
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	825,000	899,250

62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Crown Castle International Corp.
9.000%, 01/15/2015	$2,925,000	$3,166,313
Harris Corp.
6.375%, 06/15/2019	75,000	81,768
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	100,000	105,250
8.250%, 08/15/2019 (S)	75,000	79,875
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	22,875
8.375%, 03/15/2012	125,000	130,000
Verizon Wireless Capital LLC
3.750%, 05/20/2011	165,000	170,136

		5,772,967

TOTAL CORPORATE BONDS (Cost $25,812,958)		$27,906,931

CONVERTIBLE BONDS - 5.02%
Biotechnology - 1.08%
Millipore Corp.
3.750%, 06/01/2026	3,046,000	3,811,308
Coal - 0.81%
Peabody Energy Corp.
4.750%, 12/15/2041	2,637,000	2,854,553
Electrical Components & Equipment - 0.06%
SunPower Corp.
4.750%, 04/15/2014	239,000	227,349
Internet - 0.08%
VeriSign, Inc.
3.250%, 08/15/2037	300,000	271,125
Iron & Steel - 0.18%
United States Steel Corp.
4.000%, 05/15/2014	311,000	653,489
Media - 0.06%
Liberty Media LLC
3.125%, 03/30/2023	208,000	220,740
Mining - 0.07%
Newmont Mining Corp.
1.250%, 07/15/2014	105,000	134,794
1.625%, 07/15/2017	83,000	107,174

		241,968
Oil & Gas - 0.02%
Goodrich Petroleum Corp
3.250%, 12/01/2026	61,000	56,959
Oil & Gas Services - 0.45%
Oil States International, Inc.
2.375%, 07/01/2025	1,042,000	1,573,420
Pharmaceuticals - 0.00%
Valeant Pharmaceuticals International
4.000%, 11/15/2013	8,000	11,140
Real Estate - 0.56%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	2,076,000	1,987,770
Retail - 0.32%
Group 1 Automotive, Inc.
2.250%, 06/15/2036	1,091,000	901,439
3.000%, 03/15/2020 (S)	227,000	224,934

		1,126,373
Semiconductors - 1.01%
Linear Technology Corp.
3.000%, 05/01/2027	2,626,000	2,553,785

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Semiconductors (continued)
Xilinx, Inc.
3.125%, 03/15/2037	$1,100,000	$1,014,750

		3,568,535
Telecommunications - 0.32%
JDS Uniphase Corp.
1.000%, 05/15/2026	1,053,000	951,649
Lucent Technologies, Inc.
2.875%, 06/15/2025	18,000	15,593
SBA Communications Corp.
1.875%, 05/01/2013	141,000	149,108

		1,116,350

TOTAL CONVERTIBLE BONDS (Cost $13,845,737)		$17,721,079

TERM LOANS (M) - 5.15%
Auto Parts & Equipment - 0.33%
Federal Mogul Corp.
2.167%, 12/29/2014	825,591	762,908
2.167%, 12/28/2015	421,220	389,239

		1,152,147
Diversified Financial Services - 0.39%
Nuveen Investments, Inc.
3.248%, 11/09/2014	681,308	623,112
Pinnacle Foods Finance LLC / Pinnacle Foods
Finance Corp.
7.500%, 04/02/2014	250,000	252,266
Universal City Development Partners, Ltd.
6.500%, 10/20/2014	498,750	502,902

		1,378,280
Food - 0.20%
Pinnacle Foods Holding
2.978%, 04/01/2015	746,164	720,463
Forest Products & Paper - 0.77%
Georgia-Pacific LLC
2.250%, 12/20/2010	121,714	121,255
2.250%, 12/20/2010	2,119,469	2,097,755
3.504%, 12/23/2014	498,703	500,392

		2,719,402
Healthcare Services - 0.26%
HCA, Inc.
1.790%, 11/18/2012	952,802	925,409
Household Products - 0.21%
Reynolds Consumer Products, Inc.
6.250%, 11/05/2015	745,313	751,523
Lodging - 0.22%
MGM Mirage, Inc.
6.000%, 03/11/2011	819,282	787,534
Media - 1.73%
Charter Communications Operating LLC
2.230%, 03/06/2014	1,371,819	1,323,456
7.250%, 03/06/2014	496,212	503,209
CSC Holdings, Inc.
1.230%, 02/24/2012	729,848	712,332
1.980%, 03/29/2016	2,583,965	2,578,941
Discovery Communications, Inc.
5.250%, 05/14/2014	742,500	739,583
TWCC Holding Corp.
5.750%, 09/14/2015	246,074	248,638

		6,106,159

63

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Miscellaneous Manufacturers - 0.14%
Rexnord LLC
2.812%, 07/19/2013	$500,000	$476,250
Retail - 0.13%
Rite Aid Corp.
2.000%, 06/04/2014	497,462	450,617
Software - 0.63%
First Data Corp.
2.978%, 09/24/2014	748,087	662,567
2.998%, 09/24/2014	1,747,449	1,545,500

		2,208,067
Telecommunications - 0.14%
Intelsat Corp.
2.730%, 01/03/2014	498,711	484,789

TOTAL TERM LOANS (Cost $17,390,917)		$18,160,640

SHORT-TERM INVESTMENTS - 18.00%
Repurchase Agreement - 0.17%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $602,000 on 04/01/2010,
collateralized by $505,000 Federal Home
Loan Mortgage Corp., 4.200% due
12/10/2015 (valued at $505,100, including
interest) and $105,000 Federal Home Loan
Mortgage Corp., 2.250% due 08/24/2012
(valued at $106,050, including interest).	$602,000	602,000
Short-Term Securities* - 13.78%
T. Rowe Price Reserve Investment
Fund, 0.25404%	48,610,221	48,610,221
Securities Lending Collateral - 4.05%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	1,428,523	14,297,798

TOTAL SHORT-TERM INVESTMENTS (Cost $63,509,291)		$63,510,019

Total Investments (Capital Appreciation Value Trust)
(Cost $306,472,404) - 103.40%		$364,845,768
Other assets and liabilities, net - (3.40%)		(11,998,055)

TOTAL NET ASSETS - 100.00%		$352,847,713

Core Allocation Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.37%
John Hancock Trust (G) - 100.37%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	596,514	$6,030,753
Core Allocation Plus, Series NAV (Wellington)	2,848,053	29,904,558
International Index, Series NAV (MFC
Global U.S.A.) (A)	274,273	4,635,206
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	160,985	2,492,047
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	45,235	548,250

Core Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Total Bond Market
A, Series NAV (Declaration) (A)	455,751	$6,230,116

		49,840,930

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $47,413,966)		$49,840,930

Total Investments (Core Allocation Trust)
(Cost $47,413,966) - 100.37%		$49,840,930
Other assets and liabilities, net - (0.37%)		(182,565)

TOTAL NET ASSETS - 100.00%		$49,658,365

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 59.82%
Consumer Discretionary - 9.46%
Auto Components - 0.34%
Gentex Corp.	6,080	$118,074
Lear Corp. (I)	8,000	634,800

		752,874
Automobiles - 0.54%
Dongfeng Motor Group Company, Ltd.	232,000	375,205
Ford Motor Company (I)(L)	43,800	550,566
Winnebago Industries, Inc. (I)	4,580	66,914
Yamaha Motor Company, Ltd. (I)	13,900	208,387

		1,201,072
Diversified Consumer Services - 0.28%
Apollo Group, Inc., Class A (I)	6,160	377,546
Grand Canyon Education, Inc. (I)	3,790	99,071
ITT Educational Services, Inc. (I)(L)	800	89,984
Navitas, Ltd.	11,801	55,176

		621,777
Hotels, Restaurants & Leisure - 1.67%
Carnival Corp.	6,400	248,832
Darden Restaurants, Inc.	1,700	75,718
Kangwon Land, Inc.	26,880	403,928
Las Vegas Sands Corp. (I)(L)	67,400	1,425,510
McDonald’s Corp.	3,850	256,872
Penn National Gaming, Inc. (I)	2,861	79,536
Sonic Corp. (I)	5,000	55,250
Starbucks Corp.	18,800	456,276
Starwood Hotels & Resorts
Worldwide, Inc.	9,100	424,424
The Cheesecake Factory, Inc. (I)	3,860	104,452
Wyndham Worldwide Corp.	5,840	150,263

		3,681,061
Household Durables - 0.77%
Garmin, Ltd. (L)	2,960	113,901
Jarden Corp.	4,610	153,467
Leggett & Platt, Inc.	2,470	53,451
LG Electronics, Inc.	7,251	737,378
Persimmon PLC (I)	36,094	255,278
Rossi Residencial SA	11,920	83,048
Tempur-Pedic International, Inc. (I)	4,320	130,291
Tupperware Brands Corp.	2,110	101,744

64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Whirlpool Corp.	890	$77,653

		1,706,211
Internet & Catalog Retail - 1.60%
Amazon.com, Inc. (I)	14,820	2,011,519
Expedia, Inc.	36,700	916,032
Netflix, Inc. (I)	710	52,355
Priceline.com, Inc. (I)(L)	2,170	553,350

		3,533,256
Leisure Equipment & Products - 0.31%
Brunswick Corp.	4,500	71,865
Mattel, Inc.	18,300	416,142
Pool Corp. (L)	3,560	80,598
RC2 Corp. (I)	7,000	104,790

		673,395
Media - 1.17%
MCOT PCL	31,600	22,966
CBS Corp., Class B	58,100	809,914
Comcast Corp., Class A	3,040	57,213
DIRECTV, Class A (I)	6,330	214,017
Dreamworks Animation SKG, Inc. (I)	3,300	129,987
Focus Media Holding, Ltd., ADR (I)(L)	8,790	160,505
Gannett Company, Inc.	6,500	107,380
Genius Products, Inc. (I)	16	128
Reed Elsevier NV	24,337	296,098
Time Warner Cable, Inc.	4,430	236,163
Time Warner, Inc.	17,263	539,814

		2,574,185
Multiline Retail - 0.16%
Big Lots, Inc. (I)(L)	6,480	236,002
Family Dollar Stores, Inc.	1,660	60,773
Macy’s, Inc.	2,710	58,997

		355,772
Specialty Retail - 1.23%
Citi Trends, Inc. (I)	2,360	76,558
Dick’s Sporting Goods, Inc. (I)	3,500	91,385
Dufry Group AG (I)(L)	3,426	274,600
Limited Brands, Inc.	7,500	184,650
Office Depot, Inc. (I)	20,130	160,637
Ross Stores, Inc.	7,960	425,621
The Gap, Inc.	35,270	815,090
TJX Companies, Inc.	10,600	450,712
Urban Outfitters, Inc. (I)	2,000	76,060
Williams-Sonoma, Inc.	5,570	146,435

		2,701,748
Textiles, Apparel & Luxury Goods - 1.39%
ASICS Corp.	23,000	224,885
Carter’s, Inc. (I)	5,400	162,810
China Dongxiang Group Company	393,000	281,237
Coach, Inc.	10,650	420,888
Daphne International Holdings, Ltd.	374,000	362,463
Hanesbrands, Inc. (I)	8,850	246,207
NIKE, Inc., Class B	11,600	852,600
XTEP International Holdings (L)	657,000	519,037

		3,070,127

		20,871,478
Consumer Staples - 3.78%
Beverages - 0.50%
Central European Distribution Corp. (I)	2,300	80,523
Kirin Holdings Company, Ltd.	26,000	382,353

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	5,210	$344,694
The Coca-Cola Company	5,410	297,550

		1,105,120
Food & Staples Retailing - 1.23%
Safeway, Inc.	25,540	634,924
SUPERVALU, Inc.	3,380	56,378
Sysco Corp.	11,420	336,890
Wal-Mart Stores, Inc.	20,960	1,165,376
Walgreen Company	3,970	147,247
Whole Foods Market, Inc. (I)(L)	9,970	360,416

		2,701,231
Food Products - 0.55%
Archer-Daniels-Midland Company	14,620	422,518
ConAgra Foods, Inc.	3,100	77,717
Green Mountain Coffee
Roasters, Inc. (I)(L)	1,930	186,863
Ralcorp Holdings, Inc. (I)	4,300	291,454
Smithfield Foods, Inc. (I)(L)	11,200	232,288

		1,210,840
Household Products - 0.47%
Kimberly-Clark Corp.	7,600	477,888
Procter & Gamble Company	8,760	554,245

		1,032,133
Personal Products - 0.14%
Avon Products, Inc.	6,900	233,703
Herbalife, Ltd.	1,860	85,783

		319,486
Tobacco - 0.89%
Altria Group, Inc.	27,530	564,916
Japan Tobacco, Inc.	48	177,912
KT&G Corp.	3,258	180,267
Lorillard, Inc.	1,040	78,250
Philip Morris International, Inc.	15,640	815,782
Reynolds American, Inc.	2,600	140,348

		1,957,475

		8,326,285
Energy - 4.29%
Energy Equipment & Services - 0.64%
China Oilfield Services, Ltd.	220,000	321,998
Diamond Offshore Drilling, Inc. (L)	610	54,174
Dresser-Rand Group, Inc. (I)	2,900	91,118
FMC Technologies, Inc. (I)	1,370	88,543
Nabors Industries, Ltd. (I)	12,970	254,601
National Oilwell Varco, Inc.	10,220	414,728
Noble Corp. (I)	3,400	142,188
Schlumberger, Ltd.	770	48,864

		1,416,214
Oil, Gas & Consumable Fuels - 3.65%
Anadarko Petroleum Corp.	2,600	189,358
Apache Corp.	1,140	115,710
PT Bumi Resources	1,530,500	377,926
Cameco Corp.	6,700	183,647
Canadian Natural Resources, Ltd.	5,100	377,460
Chevron Corp.	14,800	1,122,284
ConocoPhillips	14,230	728,149
CONSOL Energy, Inc.	8,700	371,142
Exxon Mobil Corp. (L)	20,535	1,375,434
Karoon Gas Australia, Ltd. (I)	33,507	257,564
Marathon Oil Corp.	15,085	477,289

65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Massey Energy Company	14,340	$749,839
Murphy Oil Corp.	940	52,819
Noble Energy, Inc.	2,600	189,800
Overseas Shipholding Group, Inc.	2,400	94,152
Peabody Energy Corp.	9,220	421,354
Total SA	5,225	303,446
Valero Energy Corp.	17,700	348,690
Whiting Petroleum Corp. (I)	1,510	122,068
XTO Energy, Inc.	3,840	181,171

		8,039,302

		9,455,516
Financials - 6.74%
Commercial Banks - 1.45%
Bangkok Bank PCL	73,400	312,184
Fifth Third Bancorp	15,560	211,460
Huntington Bancshares, Inc.	14,600	78,402
Mitsubishi UFJ Financial Group	72,400	377,806
PNC Financial Services Group, Inc.	1,990	118,803
Popular, Inc. (I)	43,100	125,421
Seven Bank, Ltd.	98	197,117
U.S. Bancorp	3,030	78,416
Wells Fargo & Company	54,900	1,708,488

		3,208,097
Consumer Finance - 0.46%
Capital One Financial Corp.	11,720	485,325
Credit Saison Company, Ltd.	18,800	291,774
Discover Financial Services	5,550	82,695
SLM Corp. (I)	11,700	146,484

		1,006,278
Diversified Financial Services - 2.31%
Aberdeen Asset Management PLC	135,710	267,965
Ameriprise Financial, Inc.	9,450	428,652
Bank of America Corp.	53,404	953,261
Bank of New York Mellon Corp.	1,760	54,349
Citigroup, Inc. (I)	18,700	75,735
Groupe Bruxelles Lambert SA	2,607	230,248
JPMorgan Chase & Company	27,080	1,211,830
Resolution, Ltd.	353,773	440,010
Stifel Financial Corp. (I)	1,730	92,988
The Goldman Sachs Group, Inc.	3,410	581,848
UBS AG (I)	47,100	764,671

		5,101,557
Insurance - 2.14%
Aflac, Inc.	1,700	92,293
Assured Guaranty, Ltd.	4,680	102,820
Axis Capital Holdings, Ltd.	2,900	90,654
Berkshire Hathaway, Inc., Class B (I)	3,880	315,328
Chubb Corp.	1,530	79,331
eHealth, Inc. (I)	4,200	66,150
Everest Re Group, Ltd.	850	68,791
Genworth Financial, Inc., Class A (I)(L)	30,790	564,689
Hartford Financial Services Group, Inc.	14,900	423,458
Loews Corp.	9,700	361,616
Marsh & McLennan Companies, Inc.	15,400	376,068
MetLife, Inc.	2,920	126,553
Prudential Financial, Inc.	7,840	474,320
Reinsurance Group of America, Inc.	1,500	78,780
Symetra Financial Corp. (I)	7,000	92,260
T&D Holdings, Inc.	8,600	202,878
The Allstate Corp.	6,960	224,878
The Travelers Companies, Inc.	7,290	393,223

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unum Group	8,090	$200,389
White Mountains Insurance Group, Ltd.	660	234,300
XL Capital, Ltd., Class A	7,660	144,774

		4,713,553
Real Estate Investment Trusts - 0.21%
Annaly Capital Management, Inc.	19,210	330,028
The Link	56,188	137,950

		467,978
Thrifts & Mortgage Finance - 0.17%
Hudson City Bancorp, Inc.	26,120	369,859

		14,867,322
Health Care - 6.09%
Biotechnology - 1.36%
Affymax, Inc. (I)	2,500	58,575
Alkermes, Inc. (I)	15,600	202,332
AMAG Pharmaceuticals, Inc. (I)	930	32,466
Amgen, Inc. (I)	9,120	545,011
Amylin Pharmaceuticals, Inc. (I)(L)	2,700	60,723
Biogen Idec, Inc. (I)	7,670	439,951
Celgene Corp. (I)	7,800	483,288
Cephalon, Inc. (I)(L)	1,080	73,202
Cubist Pharmaceuticals, Inc. (I)	8,900	200,606
Gilead Sciences, Inc. (I)	12,080	549,398
Incyte Corp. (I)(L)	6,300	87,948
Onyx Pharmaceuticals, Inc. (I)	1,900	57,532
Regeneron Pharmaceuticals, Inc. (I)	3,600	95,364
Rigel Pharmaceuticals, Inc. (I)	5,500	43,835
Seattle Genetics, Inc. (I)	5,300	63,282

		2,993,513
Health Care Equipment & Supplies - 0.47%
American Medical Systems
Holdings, Inc. (I)	5,200	96,616
Boston Scientific Corp. (I)	51,700	373,274
Cyberonics, Inc. (I)	3,760	72,042
Intuitive Surgical, Inc. (I)	980	341,167
Masimo Corp.	1,400	37,170
Volcano Corp. (I)	5,000	120,800

		1,041,069
Health Care Providers & Services - 1.04%
Cardinal Health, Inc.	2,200	79,266
Coventry Health Care, Inc. (I)	4,400	108,768
Fleury SA (I)	7,900	84,404
Health Net, Inc. (I)	14,230	353,900
Healthsouth Corp. (I)	4,370	81,719
Humana, Inc. (I)	4,510	210,933
Lincare Holdings, Inc. (I)(L)	3,400	152,592
McKesson Corp.	880	57,834
Owens & Minor, Inc.	2,580	119,686
Team Health Holdings, Inc. (I)	3,957	66,478
Tenet Healthcare Corp. (I)	13,400	76,648
UnitedHealth Group, Inc.	12,900	421,443
WellPoint, Inc. (I)	7,660	493,151

		2,306,822
Health Care Technology - 0.11%
SXC Health Solutions Corp. (I)	3,550	238,844
Life Sciences Tools & Services - 0.03%
ICON PLC, SADR (I)	2,860	75,504
Pharmaceuticals - 3.08%
Abbott Laboratories	14,230	749,636
AstraZeneca PLC	4,382	195,611

66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC, SADR (L)	4,700	$210,184
Auxilium Pharmaceuticals, Inc. (I)(L)	3,270	101,893
Bristol-Myers Squibb Company (L)	8,280	221,076
Daiichi Sankyo Company, Ltd.	17,500	327,844
Eli Lilly & Company	41,680	1,509,650
Forest Laboratories, Inc. (I)	10,560	331,162
H. Lundbeck AS	12,135	228,649
Johnson & Johnson	19,060	1,242,712
King Pharmaceuticals, Inc. (I)	10,700	125,832
Merck & Company, Inc.	5,690	212,522
Pfizer, Inc.	61,855	1,060,813
Salix Pharmaceuticals, Ltd. (I)	2,080	77,480
Shionogi & Company, Ltd.	10,000	190,059

		6,785,123

		13,440,875
Industrials - 6.64%
Aerospace & Defense - 1.72%
Argon ST, Inc. (I)	2,100	55,881
BAE Systems PLC (I)	54,223	306,102
BE Aerospace, Inc. (I)	5,800	176,610
CAE, Inc.	24,500	239,295
General Dynamics Corp.	6,680	515,696
L-3 Communications Holdings, Inc.	4,360	399,507
Lockheed Martin Corp.	630	52,429
Meggitt PLC (I)	38,162	177,225
Northrop Grumman Corp.	7,120	466,858
Qinetiq PLC	158,621	322,328
Raytheon Company	8,140	464,957
Safran SA	11,298	294,729
Thales SA	4,507	180,751
The Boeing Company	1,060	76,967
United Technologies Corp.	710	52,263

		3,781,598
Airlines - 0.26%
Allegiant Travel Company	1,000	57,860
Continental Airlines, Inc. (I)(L)	8,260	181,472
Copa Holdings SA, Class A	1,800	109,440
Delta Air Lines, Inc. (I)	14,000	204,260
US Airways Group, Inc. (I)(L)	2,350	17,273

		570,305
Building Products - 0.05%
Lennox International, Inc.	600	26,592
Trex Company, Inc. (I)(L)	4,180	88,992

		115,584
Commercial Services & Supplies - 0.36%
ACCO Brands Corp. (I)	3,400	26,044
Cintas Corp.	2,010	56,461
Corrections Corp. of America (I)	8,020	159,277
Knoll, Inc.	7,510	84,488
R.R. Donnelley & Sons Company	16,290	347,792
SYKES Enterprises, Inc. (I)	5,200	118,768

		792,830
Construction & Engineering - 0.24%
China Railway Group, Ltd. (I)	358,000	256,411
Fluor Corp.	1,100	51,161
Vinci SA	3,923	231,418

		538,990
Electrical Equipment - 0.44%
Belden, Inc.	27,000	741,420
Cooper Industries PLC	1,150	55,131

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Regal-Beloit Corp.	1,960	$116,444
Roper Industries, Inc.	960	55,526

		968,521
Industrial Conglomerates - 1.30%
3M Company	7,670	640,963
Beijing Enterprises Holdings, Ltd.	41,000	285,238
General Electric Company	34,350	625,170
Jaiprakash Associates, Ltd.	120,271	400,552
McDermott International, Inc. (I)	27,000	726,840
Tyco International, Ltd.	5,090	194,693

		2,873,456
Machinery - 1.40%
Atlas Copco AB, Series A	27,413	425,675
Caterpillar, Inc.	8,790	552,452
Deere & Company	11,300	671,898
Hino Motors, Ltd.	44,000	184,940
Joy Global, Inc.	11,390	644,674
Navistar International Corp. (I)	3,580	160,133
Parker Hannifin Corp.	850	55,029
Terex Corp. (I)	17,200	390,612

		3,085,413
Marine - 0.19%
Mitsui O.S.K. Lines, Ltd.	57,000	407,330
Professional Services - 0.10%
Dun & Bradstreet Corp.	1,000	74,420
The Advisory Board Company (I)	4,600	144,900

		219,320
Road & Rail - 0.11%
J.B. Hunt Transport Services, Inc.	5,010	179,759
Localiza Rent A Car	6,600	69,773

		249,532
Trading Companies & Distributors - 0.22%
Beacon Roofing Supply, Inc. (I)	7,970	152,466
Mitsui & Company, Ltd.	11,900	199,801
Rush Enterprises, Inc., Class A (I)	6,300	83,223
W.W. Grainger, Inc.	510	55,141

		490,631
Transportation Infrastructure - 0.25%
Cia de Concessoes Rodoviarias, ADR	15,800	350,854
Jiangsu Expressway, Ltd.	212,000	198,828

		549,682

		14,643,192
Information Technology - 14.78%
Communications Equipment - 2.52%
Cisco Systems, Inc. (I)	14,650	381,340
Comverse Technology, Inc. (I)(L)	128,900	1,069,870
Finisar Corp. (I)	4,600	72,266
Harris Corp.	1,600	75,984
JDS Uniphase Corp. (I)	7,140	89,464
Juniper Networks, Inc. (I)	13,900	426,452
Motorola, Inc. (I)	85,600	600,912
Polycom, Inc. (I)	2,800	85,624
QUALCOMM, Inc.	18,920	794,451
Research In Motion, Ltd. (I)	13,300	983,535
Riverbed Technology, Inc. (I)	4,450	126,380
Sonus Networks, Inc. (I)	85,300	222,633
Viasat, Inc. (I)	900	31,149
ZTE Corp., Class H	98,400	596,543

		5,556,603

67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 3.59%
Apple, Inc. (I)	16,070	$3,775,325
Dell, Inc. (I)	3,550	53,286
EMC Corp. (I)	50,300	907,412
Hewlett-Packard Company	5,740	305,081
International Business Machines Corp.	9,100	1,167,075
Lexmark International, Inc. (I)	5,320	191,946
Netezza Corp. (I)	6,800	86,972
QLogic Corp. (I)	6,880	139,664
SanDisk Corp. (I)	19,350	670,091
Seagate Technology (I)	7,920	144,619
Teradata Corp. (I)	4,260	123,071
Western Digital Corp. (I)	8,970	349,740

		7,914,282
Electronic Equipment, Instruments & Components - 0.43%
Celestica, Inc. (I)	7,330	80,117
Jabil Circuit, Inc.	16,300	263,897
Kingboard Laminates Holdings, Ltd.	183,500	160,060
Multi-Fineline Electronix, Inc. (I)	1,900	48,944
Nippon Electric Glass Company, Ltd.	13,000	182,152
Plexus Corp. (I)	800	28,824
Sanmina-SCI Corp. (I)	10,830	178,695

		942,689
Internet Software & Services - 1.81%
Alibaba.com, Ltd.	217,000	433,246
eBay, Inc. (I)	7,360	198,352
Equinix, Inc. (I)(L)	1,900	184,946
Google, Inc., Class A (I)	1,770	1,003,608
GSI Commerce, Inc. (I)	3,500	96,845
ModusLink Global Solutions, Inc. (I)	17,800	150,054
Netease.com, Inc. (I)	12,500	443,375
NHN Corp. (I)	1,188	189,063
Rackspace Hosting, Inc. (I)(L)	4,200	78,666
SINA Corp. (I)	9,900	373,131
Sohu.com, Inc. (I)	3,900	212,940
VeriSign, Inc. (I)(L)	3,000	78,030
VistaPrint NV (I)	2,600	148,850
Yahoo!, Inc. (I)	24,400	403,332

		3,994,438
IT Services - 0.87%
Cognizant Technology Solutions
Corp., Class A (I)	1,500	76,470
Computer Sciences Corp. (I)	8,470	461,530
Global Payments, Inc.	1,370	62,404
MasterCard, Inc.	1,340	340,360
The Western Union Company	17,700	300,192
Visa, Inc., Class A	7,500	682,725

		1,923,681
Office Electronics - 0.09%
Canon, Inc.	4,300	198,785
Semiconductors & Semiconductor Equipment - 2.47%
Altera Corp.	14,040	341,312
Applied Micro Circuits Corp. (I)	4,030	34,779
Atheros Communications, Inc. (I)	3,800	147,098
Broadcom Corp., Class A	18,600	617,148
Cypress Semiconductor Corp. (I)	7,100	81,650
Intel Corp.	31,000	690,060
Maxim Integrated Products, Inc.	53,100	1,029,609
MEMC Electronic Materials, Inc. (I)	20,100	308,133
Micron Technology, Inc. (I)	5,420	56,314
Netlogic Microsystems, Inc. (I)	1,900	55,917
NVIDIA Corp. (I)(L)	27,500	477,950
Power Integrations, Inc.	1,370	56,444

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
RF Micro Devices, Inc. (I)	12,280	$61,154
Skyworks Solutions, Inc. (I)	8,900	138,840
Teradyne, Inc. (I)(L)	7,000	78,190
Texas Instruments, Inc.	19,210	470,069
TriQuint Semiconductor, Inc. (I)	9,400	65,800
Wolfson Microelectronics PLC (I)	79,210	182,718
Xilinx, Inc.	22,000	561,000

		5,454,185
Software - 3.00%
CA, Inc.	6,800	159,596
Changyou.com, Ltd., ADR (I)	4,200	129,360
Citrix Systems, Inc. (I)	12,726	604,103
Concur Technologies, Inc. (I)	1,900	77,919
Electronic Arts, Inc. (I)	24,300	453,438
Informatica Corp. (I)	5,770	154,982
Intuit, Inc. (I)	2,350	80,699
Microsoft Corp.	50,200	1,469,354
Nintendo Company, Ltd.	1,480	494,215
Oracle Corp.	6,230	160,049
Perfect World Company, Ltd. (I)	10,300	385,735
Red Hat, Inc. (I)	3,200	93,664
Rovi Corp. (I)	2,000	74,260
Salesforce.com, Inc. (I)(L)	5,410	402,775
Shanda Interactive
Entertainment, Ltd. (I)(L)	22,400	976,416
Symantec Corp. (I)	10,930	184,936
TiVo, Inc. (I)	4,680	80,122
VMware, Inc., Class A (I)	9,600	511,680
Websense, Inc. (I)	5,020	114,305

		6,607,608

		32,592,271
Materials - 5.12%
Chemicals - 1.09%
Eastman Chemical Company	2,810	178,941
Huabao International Holdings, Ltd.	207,000	247,095
Incitec Pivot, Ltd.	80,160	254,409
Lubrizol Corp.	4,120	377,886
Teijin, Ltd.	102,000	342,721
The Mosaic Company	16,600	1,008,782

		2,409,834
Construction Materials - 0.30%
CRH PLC - London Exchange	11,032	275,775
HeidelbergCement AG	7,110	396,822

		672,597
Containers & Packaging - 0.24%
Bemis Company, Inc.	1,770	50,834
Owens-Illinois, Inc. (I)	9,600	341,184
Silgan Holdings, Inc.	2,130	128,290

		520,308
Metals & Mining - 3.46%
African Barrick Gold, Ltd. (I)	20,400	180,634
Antofagasta PLC	12,157	192,130
Barrick Gold Corp.	6,200	237,708
BHP Billiton, Ltd., SADR (L)	16,700	1,341,344
Cliffs Natural Resources, Inc.	3,700	262,515
Companhia Siderurgica Nacional
SA, SADR	3,700	147,741
Fortescue Metals Group, Ltd. (I)	57,419	257,250
Freeport-McMoRan Copper & Gold, Inc.	5,845	488,291
JSW Steel, Ltd.	11,586	318,601
Reliance Steel & Aluminum Company	1,650	81,230

68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Rio Tinto PLC	6,598	$390,782
Steel Dynamics, Inc.	12,200	213,134
Sumitomo Metal Industries, Ltd.	130,000	393,746
Teck Resoucres, Ltd., Class B	15,500	675,180
Vale SA	32,100	1,033,299
Walter Energy, Inc.	1,090	100,574
Xstrata PLC	59,210	1,124,547
Yamato Kogyo Company, Ltd.	5,500	182,758

		7,621,464
Paper & Forest Products - 0.03%
International Paper Company	3,100	76,291

		11,300,494
Telecommunication Services - 1.77%
Diversified Telecommunication Services - 0.90%
AT&T, Inc.	43,160	1,115,254
KT Corp.	6,811	281,825
Qwest Communications
International, Inc. (L)	94,990	495,848
Verizon Communications, Inc.	3,030	93,991

		1,986,918
Wireless Telecommunication Services - 0.87%
Advanced Info Service PCL	191,500	510,805
NII Holdings, Inc. (I)	9,900	412,434
SBA Communications Corp. (I)	4,470	161,233
SK Telecom Company, Ltd.	3,481	535,132
Vodafone Group PLC	123,796	286,440

		1,906,044

		3,892,962
Utilities - 1.15%
Electric Utilities - 0.49%
Entergy Corp.	5,270	428,715
Pinnacle West Capital Corp.	6,050	228,267
PPL Corp.	15,000	415,650

		1,072,632
Gas Utilities - 0.19%
Energen Corp.	3,240	150,757
Snam Rete Gas SpA	53,945	273,240

		423,997
Independent Power Producers & Energy Traders - 0.17%
Constellation Energy Group, Inc.	8,690	305,106
NRG Energy, Inc. (I)	3,400	71,060

		376,166
Multi-Utilities - 0.30%
Ameren Corp.	2,550	66,504
CenterPoint Energy, Inc.	3,710	53,276
Integrys Energy Group, Inc.	1,160	54,961
NiSource, Inc.	17,020	268,916
Public Service Enterprise Group, Inc.	4,090	120,737
Xcel Energy, Inc.	4,260	90,312

		654,706

		2,527,501

TOTAL COMMON STOCKS (Cost $116,500,547)		$131,917,896

PREFERRED STOCKS - 0.08%
Automobiles & Components - 0.07%
Volkswagen AG (N)	1,719	157,718

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS (continued)
Diversified Financials - 0.01%
Capital One Capital V 10.250%		20,000	$23,694

TOTAL PREFERRED STOCKS (Cost $169,679)			$181,412

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 7.64%
U.S. Treasury Bonds - 5.63%
2.625%, 04/30/2016		950,000	930,035
4.250%, 05/15/2039		350,000	324,297
4.375%, 02/15/2038 (F)		175,000	166,414
4.625%, 02/15/2040		700,000	689,938
5.250%, 11/15/2028		400,000	435,500
5.500%, 08/15/2028		350,000	392,055
6.250%, 08/15/2023 (F)		1,000,000	1,201,719
7.250%, 05/15/2016 to 08/15/2022		2,730,000	3,482,466
7.500%, 11/15/2016		725,000	915,596
8.750%, 05/15/2017 to 08/15/2020		2,775,000	3,872,790

			12,410,810
U.S. Treasury Notes - 0.88%
3.125%, 08/31/2013		1,150,000	1,199,954
4.500%, 11/30/2011		710,000	753,377

			1,953,331
Federal Home Loan Mortgage Corp. - 0.43%
4.500%, 10/01/2038		174,137	174,715
5.125%, 10/18/2016		400,000	439,052
5.250%, 04/18/2016		300,000	331,814

			945,581
Federal National Mortgage Association - 0.44%
4.500%, TBA (B)		225,000	225,422
4.875%, 12/15/2016		200,000	215,784
6.000%, 05/15/2011		500,000	530,201

			971,407
Government National Mortgage Association - 0.26%
5.000%, 04/15/2036 to 04/15/2038		544,375	567,370

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $17,141,556)			$16,848,499

FOREIGN GOVERNMENT
OBLIGATIONS - 0.35%
Brazil - 0.25%
Federative Republic of Brazil
5.875%, 01/15/2019		200,000	215,000
7.125%, 01/20/2037		30,000	34,155
10.000%, 01/01/2017	BRL	600,000	311,444

			560,599
Hungary - 0.04%
Republic of Hungary
6.250%, 01/29/2020		$85,000	90,420
Qatar - 0.06%
Government of Qatar
4.000%, 01/20/2015 (S)		120,000	122,220

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $670,322)			$773,239

CORPORATE BONDS - 11.88%
Aerospace/Defense - 0.06%
L-3 Communications Corp.
5.200%, 10/15/2019 (S)		120,000	120,598

69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Agriculture - 0.07%
Cargill, Inc.
5.600%, 09/15/2012 (S)	$150,000	$162,304
Airlines - 0.03%
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	46,312	46,660
Southwest Airlines Company, Series 07-1
6.150%, 08/01/2022	22,618	23,070

		69,730
Auto Manufacturers - 0.10%
DaimlerChrysler NA Holding Corp.
7.300%, 01/15/2012	210,000	228,667
Banks - 0.92%
American Express Centurion Bank
6.000%, 09/13/2017	250,000	268,313
Australia & New Zealand
Banking Group, Ltd.
3.700%, 01/13/2015 (S)	175,000	175,221
Barclays Bank PLC
6.750%, 05/22/2019	120,000	132,755
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	123,223
Morgan Stanley Dean Witter
6.600%, 04/01/2012	75,000	81,373
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	161,027
6.375%, 02/01/2011	125,000	126,868
Wachovia Corp.
5.750%, 06/15/2017	180,000	191,688
Wachovia Corp., MTN
5.500%, 05/01/2013	195,000	210,594
Wells Fargo & Company
3.750%, 10/01/2014	150,000	151,817
4.950%, 10/16/2013	240,000	253,545
Westpac Banking Corp.
4.200%, 02/27/2015	150,000	154,406

		2,030,830
Beverages - 0.34%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	30,000	30,867
7.750%, 01/15/2019 (S)	175,000	208,142
Bottling Group LLC
5.125%, 01/15/2019	45,000	47,150
Coca-Cola Enterprises, Inc.
7.375%, 03/03/2014	145,000	169,421
Companhia de Bebidas das Americas
8.750%, 09/15/2013	60,000	70,875
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	45,319
6.820%, 05/01/2018	85,000	97,105
PepsiCo, Inc.
7.900%, 11/01/2018	65,000	80,506

		749,385
Biotechnology - 0.09%
Amgen, Inc.
6.400%, 02/01/2039	40,000	43,219
6.900%, 06/01/2038	100,000	114,856
Life Technologies Corp.
6.000%, 03/01/2020	30,000	30,716

		188,791

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials - 0.04%
Holcim US Finance
6.000%, 12/30/2019 (S)	$70,000	$72,695
Masco Corp.
7.125%, 03/15/2020	10,000	10,062

		82,757
Chemicals - 0.12%
Agrium, Inc.
7.125%, 05/23/2036	30,000	32,272
Cytec Industries, Inc.
6.000%, 10/01/2015	50,000	53,783
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	175,000	175,300

		261,355
Commercial Services - 0.07%
Deluxe Corp.
7.375%, 06/01/2015	15,000	15,000
President and Fellows of Harvard College
5.625%, 10/01/2038	100,000	102,224
Princeton University
5.700%, 03/01/2039	40,000	41,564

		158,788
Computers - 0.06%
International Business Machines Corp.
5.700%, 09/14/2017	100,000	110,818
Seagate Technology International
10.000%, 05/01/2014 (S)	25,000	28,313

		139,131
Diversified Financial Services - 3.31%
Ameriprise Financial, Inc.
5.300%, 03/15/2020	40,000	40,466
Bank of America Corp.
5.650%, 05/01/2018	415,000	419,843
5.750%, 12/01/2017	60,000	61,516
Bank of New York Mellon Corp.
4.300%, 05/15/2014	60,000	63,162
BAT International Finance PLC
9.500%, 11/15/2018 (S)	15,000	19,425
Bear Stearns Companies LLC
5.350%, 02/01/2012	15,000	16,033
6.400%, 10/02/2017	115,000	127,042
6.950%, 08/10/2012	25,000	27,696
Capital One Financial Corp.
7.375%, 05/23/2014	20,000	22,855
Charles Schwab Corp.
4.950%, 06/01/2014	55,000	58,643
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	28,893	26,939
Citigroup, Inc.
5.500%, 08/27/2012	100,000	105,412
6.125%, 11/21/2017	75,000	77,150
6.500%, 08/19/2013	245,000	264,113
6.875%, 03/05/2038	150,000	151,574
Countrywide Financial Corp.
4.500%, 06/15/2010	20,000	20,154
Credit Suisse New York
6.000%, 02/15/2018	300,000	317,634
General Electric Capital Corp.
2.000%, 09/28/2012	515,000	522,011
2.800%, 01/08/2013	400,000	404,831
3.750%, 11/14/2014	150,000	151,962
4.800%, 05/01/2013	225,000	239,114
6.750%, 03/15/2032	90,000	95,218

70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. (continued)
6.875%, 01/10/2039	$15,000	$16,179
HSBC Finance Corp.
4.750%, 07/15/2013	50,000	52,513
HSBC Holdings PLC
0.492%, 10/06/2016 (P)	150,000	146,271
6.800%, 06/01/2038	300,000	321,698
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	115,000	113,021
International Lease Finance Corp.
5.625%, 09/15/2010	50,000	50,353
John Deere Capital Corp.
5.100%, 01/15/2013	70,000	75,950
JPMorgan Chase & Company
3.700%, 01/20/2015	175,000	176,078
5.375%, 10/01/2012	50,000	54,106
6.000%, 01/15/2018	345,000	374,567
6.125%, 06/27/2017	100,000	107,647
6.400%, 05/15/2038	250,000	269,927
Lazard Group LLC
6.850%, 06/15/2017	135,000	137,377
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013 to 07/15/2014	210,000	220,845
6.400%, 08/28/2017	55,000	57,966
6.875%, 04/25/2018	165,000	177,815
Morgan Stanley
4.200%, 11/20/2014	100,000	100,221
5.300%, 03/01/2013	300,000	319,271
6.000%, 04/28/2015	100,000	107,122
6.625%, 04/01/2018	100,000	106,658
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	90,000	90,227
Nomura Holdings, Inc.
5.000%, 03/04/2015	65,000	66,444
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	90,000	98,549
6.150%, 04/01/2018	295,000	312,134
6.250%, 09/01/2017	85,000	91,410
6.750%, 10/01/2037	180,000	179,774
7.500%, 02/15/2019	110,000	125,708
UFJ Finance Aruba AEC
6.750%, 07/15/2013	100,000	112,102

		7,294,726
Electric - 1.18%
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	57,860
6.500%, 07/15/2012	40,000	43,960
CenterPoint Energy Houston Electric
LLC, Series U
7.000%, 03/01/2014	45,000	51,119
Commonwealth Edison Company
5.950%, 08/15/2016	150,000	164,418
Dominion Resources, Inc.
6.400%, 06/15/2018	70,000	77,993
Duke Energy Corp.
5.650%, 06/15/2013	160,000	174,698
EDP Finance BV
4.900%, 10/01/2019 (S)	115,000	108,789
Electricite de France
6.950%, 01/26/2039 (S)	75,000	86,103
Enel Finance International SA
6.800%, 09/15/2037 (S)	175,000	184,291
Georgia Power Company
5.250%, 12/15/2015	165,000	180,578

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Midamerican Energy Company, MTN
5.125%, 01/15/2013	$100,000	$108,169
Midamerican Energy Holdings
6.125%, 04/01/2036	75,000	75,564
NiSource Finance Corp.
6.400%, 03/15/2018	75,000	80,416
Northern States Power Company
6.250%, 06/01/2036	35,000	37,662
NSTAR
4.500%, 11/15/2019	20,000	19,902
Ohio Edison Company
6.875%, 07/15/2036	60,000	64,663
Oncor Electric Delivery Company
7.500%, 09/01/2038	45,000	52,651
Potomac Electric Power Company
6.500%, 11/15/2037	125,000	135,925
PPL Electric Utilities Corp.
6.250%, 05/15/2039	20,000	21,353
Public Service Company of Colorado
5.125%, 06/01/2019	165,000	171,614
Puget Sound Energy, Inc.
5.757%, 10/01/2039	70,000	67,971
San Diego Gas & Electric Company
6.000%, 06/01/2039	35,000	37,065
Southern California Edison Company
6.000%, 01/15/2034	150,000	156,464
Union Electric Company
6.400%, 06/15/2017	75,000	82,300
6.700%, 02/01/2019	75,000	82,965
Virginia Electric and Power Company
8.875%, 11/15/2038	100,000	138,952
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	15,434
Wisconsin Power and Light Company
5.000%, 07/15/2019	125,000	126,536

		2,605,415
Environmental Control - 0.08%
Republic Services, Inc.
5.250%, 11/15/2021 (S)	180,000	177,943
Food - 0.39%
General Mills, Inc.
5.200%, 03/17/2015	5,000	5,428
5.250%, 08/15/2013	185,000	201,969
5.650%, 02/15/2019	25,000	26,815
Kellogg Company
4.450%, 05/30/2016	100,000	106,209
Kraft Foods, Inc.
4.125%, 02/09/2016	170,000	172,262
6.750%, 02/19/2014	40,000	44,979
6.875%, 02/01/2038	70,000	75,728
The Kroger Company
6.200%, 06/15/2012	50,000	54,279
6.750%, 04/15/2012	160,000	174,814

		862,483
Forest Products & Paper - 0.05%
International Paper Company
7.300%, 11/15/2039	30,000	32,060
Weyerhaeuser Company
7.375%, 10/01/2019	75,000	79,211

		111,271

71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas - 0.09%
CenterPoint Energy, Inc.
6.500%, 05/01/2018	$70,000	$74,121
Sempra Energy
6.500%, 06/01/2016	115,000	128,476

		202,597
Healthcare Products - 0.01%
Boston Scientific Corp.
6.000%, 01/15/2020	30,000	28,341
Healthcare Services - 0.24%
Express Scripts, Inc.
6.250%, 06/15/2014	60,000	66,476
7.500%, 02/15/2019	5,000	5,929
Quest Diagnostics, Inc.
6.950%, 07/01/2037	150,000	167,460
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	165,769
UnitedHealth Group, Inc.
6.000%, 02/15/2018	75,000	80,077
WellPoint, Inc.
7.000%, 02/15/2019	30,000	34,020

		519,731
Insurance - 0.33%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	87,487
MetLife, Inc.
5.000%, 06/15/2015	150,000	157,285
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	25,000	26,840
Principal Financial Group, Inc.
6.050%, 10/15/2036	175,000	164,681
Prudential Financial, Inc.
4.750%, 09/17/2015	120,000	123,512
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	115,000	122,020
Unitrin, Inc.
6.000%, 05/15/2017	25,000	24,051
Unum Group
7.125%, 09/30/2016	10,000	10,870

		716,746
Iron & Steel - 0.08%
ArcelorMittal
6.125%, 06/01/2018	170,000	178,450
Media - 0.96%
CBS Corp.
8.200%, 05/15/2014	95,000	110,913
Comcast Cable Communications
8.500%, 05/01/2027	50,000	55,918
Comcast Corp.
6.450%, 03/15/2037	300,000	305,510
COX Communications, Inc.
5.450%, 12/15/2014	80,000	86,476
8.375%, 03/01/2039 (S)	80,000	100,056
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	25,000	26,118
Grupo Televisa SA
6.625%, 01/15/2040	95,000	94,865
News America Holdings, Inc.
9.250%, 02/01/2013	10,000	11,750
News America, Inc.
6.150%, 03/01/2037	75,000	73,928
7.280%, 06/30/2028	140,000	150,338

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Thomson Reuters Corp.
4.700%, 10/15/2019	$175,000	$175,893
Time Warner Cable, Inc.
5.000%, 02/01/2020	100,000	98,598
5.850%, 05/01/2017	75,000	80,306
6.550%, 05/01/2037	40,000	40,884
6.750%, 07/01/2018	100,000	111,736
8.250%, 02/14/2014	50,000	58,671
Time Warner Companies, Inc.
9.125%, 01/15/2013	50,000	58,414
Time Warner, Inc.
7.625%, 04/15/2031	150,000	171,318
Viacom, Inc.
5.625%, 09/15/2019	180,000	186,964
6.125%, 10/05/2017	30,000	32,433
6.250%, 04/30/2016	75,000	82,861

		2,113,950
Mining - 0.06%
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	125,000	140,696
Miscellaneous Manufacturers - 0.13%
General Electric Company
5.250%, 12/06/2017	280,000	293,677
Office & Business Equipment - 0.05%
Xerox Corp.
4.250%, 02/15/2015	60,000	60,495
6.350%, 05/15/2018	50,000	54,164

		114,659
Oil & Gas - 0.24%
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	29,175
Canadian Natural Resources, Ltd.
4.900%, 12/01/2014	50,000	53,445
ConocoPhillips
4.600%, 01/15/2015	85,000	91,161
5.900%, 05/15/2038	70,000	72,245
Marathon Oil Corp.
6.500%, 02/15/2014	65,000	72,877
Petrobras International Finance Company
7.875%, 03/15/2019	25,000	29,239
XTO Energy, Inc.
5.500%, 06/15/2018	175,000	189,988

		538,130
Pharmaceuticals - 0.22%
AmerisourceBergen Corp.
4.875%, 11/15/2019	30,000	29,873
5.875%, 09/15/2015	75,000	81,950
Merck & Company, Inc.
4.000%, 06/30/2015	125,000	130,919
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	45,000	47,695
Pfizer, Inc.
6.200%, 03/15/2019	170,000	192,012

		482,449
Pipelines - 0.34%
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	21,102
Enterprise Products Operating LLC
5.250%, 01/31/2020	110,000	111,000
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	210,000	219,484

72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP (continued)
6.500%, 02/01/2037	$50,000	$51,215
6.850%, 02/15/2020	100,000	112,183
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	140,000	153,598
Plains All American Pipeline LP
5.750%, 01/15/2020	25,000	25,636
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	35,000	42,650

		736,868
Real Estate - 0.64%
AvalonBay Communities, Inc.
6.100%, 03/15/2020	285,000	302,943
Brandywine Operating Partnership LP
7.500%, 05/15/2015	125,000	134,508
HCP, Inc.
5.650%, 12/15/2013	130,000	135,890
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	126,444
Liberty Property LP
7.250%, 03/15/2011	30,000	31,372
Realty Income Corp.
6.750%, 08/15/2019	210,000	219,147
Simon Property Group LP
5.300%, 05/30/2013	45,000	47,615
6.750%, 05/15/2014	120,000	131,288
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	30,000	31,366
WEA Finance LLC
7.125%, 04/15/2018 (S)	135,000	146,049
7.500%, 06/02/2014 (S)	100,000	111,930

		1,418,552
Retail - 0.19%
CVS Caremark Corp.
6.125%, 08/15/2016	50,000	55,131
Staples, Inc.
9.750%, 01/15/2014	70,000	84,863
Yum! Brands Inc
5.300%, 09/15/2019	260,000	266,198

		406,192
Software - 0.06%
Oracle Corp.
6.125%, 07/08/2039	125,000	133,063
Telecommunications - 1.13%
AT&T Wireless Services, Inc.
8.750%, 03/01/2031	60,000	77,473
AT&T, Inc.
5.500%, 02/01/2018	150,000	159,247
6.300%, 01/15/2038	300,000	304,435
British Telecommunications PLC
9.125%, 12/15/2010	30,000	31,681
9.625%, 12/15/2030	50,000	62,964
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	100,000	128,071
France Telecom SA
8.500%, 03/01/2031	100,000	132,645
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	50,000	53,211
Rogers Communications, Inc.
6.800%, 08/15/2018	165,000	187,696

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Wireless, Inc.
7.250%, 12/15/2012	$50,000	$56,669
Telecom Italia Capital SA
5.250%, 11/15/2013	175,000	183,299
6.000%, 09/30/2034	100,000	88,714
6.200%, 07/18/2011	50,000	52,499
Telefonica Europe BV
7.750%, 09/15/2010	140,000	144,232
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	54,664
6.400%, 02/15/2038	50,000	51,877
6.900%, 04/15/2038	50,000	55,144
8.750%, 11/01/2018	210,000	263,447
8.950%, 03/01/2039	25,000	33,902
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	180,319
8.500%, 11/15/2018	35,000	43,668
Vodafone Group PLC
5.450%, 06/10/2019	140,000	145,281

		2,491,138
Tobacco - 0.20%
Altria Group, Inc.
9.700%, 11/10/2018	165,000	202,889
10.200%, 02/06/2039	25,000	33,517
Philip Morris International, Inc.
5.650%, 05/16/2018	195,000	209,951

		446,357

TOTAL CORPORATE BONDS (Cost $24,090,556)		$26,205,770

MUNICIPAL BONDS - 0.48%
California - 0.16%
Bay Area Toll Authority
6.263%, 04/01/2049	150,000	151,394
Los Angeles Unified School District
5.750%, 07/01/2034	125,000	115,053
University of California
5.770%, 05/15/2043	85,000	81,952

		348,399
Illinois - 0.04%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	96,223
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	40,335
Massachusetts - 0.06%
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	121,042
Missouri - 0.05%
Curators University Missouri System
Facilities Revenue
5.960%, 11/01/2039	110,000	112,584
New Jersey - 0.05%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	116,231
New York - 0.02%
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	46,467

73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Texas - 0.08%
North Texas Tollway Authority
6.718%, 01/01/2049	$155,000	$163,096

TOTAL MUNICIPAL BONDS (Cost $1,019,022)		$1,044,377

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.15%
Banc of America Commercial
Mortgage, Inc.
Series 2005-2, Class A5,
4.857%, 07/10/2043 (P)	260,000	267,136
Series 2005-6, Class A4,
5.350%, 09/10/2047 (P)	185,000	190,796
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	300,000	305,628
Series 2006-T24, Class A4,
5.537%, 10/12/2041	300,000	306,550
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	245,000	252,255
Series 2006-PW11, Class A4,
5.621%, 03/11/2039 (P)	225,000	233,122
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	195,000	200,843
Series 2006-PW12, Class A4,
5.906%, 09/11/2038 (P)	255,000	266,363
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.609%, 02/15/2039 (P)	300,000	309,176
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	298,146
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	70,000	73,601
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%, 07/10/2039	300,000	302,890
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2005-LDP4, Class A4
4.918%, 10/15/2042 (P)	175,000	176,827
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	100,000	103,960
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	300,000	310,054
Series 2005-T19, Class A4A,
4.890%, 06/12/2047	250,000	258,129
Series 2006-T21, Class A4,
5.162%, 10/12/2052 (P)	100,000	102,575
Series 2006-IQ11, Class A4,
5.940%, 10/15/2042 (P)	185,000	191,978
Morgan Stanley Dean Witter Capital I
Series 2001, Class A4,
6.390%, 07/15/2033	76,904	80,153
Series 2001-TOP1, Class A4,
6.660%, 02/15/2033	58,253	59,697
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	180,000	191,261
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	70,000	72,701

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C18, Class A4,
4.935%, 04/15/2042	$100,000	$103,303
Series 2005-C20, Class A7,
5.118%, 07/15/2042 (P)	85,000	87,837

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,224,368)		$4,744,981

ASSET BACKED SECURITIES - 0.20%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	235,000	248,671
Capital Auto Receivables Asset Trust,
Series 2006-2 , Class A3A
4.980%, 05/15/2011	1,878	1,890
CenterPoint Energy Transition Bond
Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	34,502	36,263
Series A-4,
5.170%, 08/01/2019	28,000	31,080
Chase Issuance Trust,
Series 2005-A4, Class A4
4.230%, 01/15/2013	64,000	64,301
USAA Auto Owner Trust,
Series 2006-4, Class A4
4.980%, 10/15/2012	57,968	59,068

TOTAL ASSET BACKED SECURITIES (Cost $420,553)		$441,273

INVESTMENT COMPANIES - 0.12%
Investment Companies - 0.12%
SPDR Trust Series 1	2,250	263,228

TOTAL INVESTMENT COMPANIES (Cost $251,180)		$263,228

WARRANTS - 0.00%
Banks - 0.00%
Washington Mutual, Inc. (Expiration
Date: 04/14/2013) (I)	1,429	0

TOTAL WARRANTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 22.85%
Repurchase Agreement - 18.55%
Bank of New York Tri-Party Repurchase
Agreement date 03/31/2010 at 0.02% to
be repurchased at $40,900,023 on
04/01/2010, collateralized by
$41,845,700 U.S. Treasury Bill, 0.00%
due 02/10/2011 (valued at $41,718,071,
including interest)	$40,900,000	40,900,000
Securities Lending Collateral - 4.30%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	948,368	9,492,028

TOTAL SHORT-TERM INVESTMENTS (Cost $50,392,903)		$50,392,028

Total Investments (Core Allocation Plus Trust)
(Cost $214,880,686) - 105.57%		$232,812,703
Other assets and liabilities, net - (5.57%)		(12,286,780)

TOTAL NET ASSETS - 100.00%		$220,525,923

74

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.22%
John Hancock Trust (G) - 100.22%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	1,359,300	$13,742,523
Balanced, Series NAV (T. Rowe Price)	3,077,143	47,388,010
International Index, Series NAV (MFC
Global U.S.A.) (A)	261,709	4,422,881
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	91,837	1,421,640
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	117,297	1,421,640
Total Bond Market
A, Series NAV (Declaration) (A)	774,897	10,592,848

		78,989,542

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $73,441,033)		$78,989,542

Total Investments (Core Balanced Trust)
(Cost $73,441,033) - 100.22%		$78,989,542
Other assets and liabilities, net - (0.22%)		(174,515)

TOTAL NET ASSETS - 100.00%		$78,815,027

Core Balanced Strategy Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 101.21%
John Hancock Trust (G) - 101.21%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	87,648	$886,124
International Index, Series NAV (MFC
Global U.S.A.) (A)	28,456	480,912
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	18,113	280,383
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	13,389	162,275
Total Bond Market
A, Series NAV (Declaration) (A)	125,866	1,720,581

		3,530,275

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,435,212)		$3,530,275

Total Investments (Core Balanced Strategy Trust)
(Cost $3,435,212) - 101.21%		$3,530,275
Other assets and liabilities, net - (1.21%)		(42,261)

TOTAL NET ASSETS - 100.00%		$3,488,014

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 58.02%
U.S. Treasury Bonds - 2.52%
4.250%, 05/15/2039	$16,446,000	$15,238,239
4.375%, 11/15/2039	11,366,000	10,747,974
5.375%, 02/15/2031	4,275,000	4,729,219

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
8.875%, 02/15/2019	$965,000	$1,347,004

		32,062,436
U.S. Treasury Notes - 18.44%
1.000%, 03/31/2012	62,606,000	62,576,575
1.375%, 03/15/2013	30,118,000	29,941,509
2.375%, 02/28/2015	17,481,000	17,360,906
2.500%, 03/31/2015	34,186,000	34,089,937
2.750%, 11/30/2016 to 02/15/2019	18,495,000	17,203,816
3.625%, 08/15/2019 to 02/15/2020	74,320,000	73,221,354

		234,394,097
Federal Home Loan Mortgage Corp. - 4.30%
5.000%, TBA (B)	1,500,000	1,542,598
5.000%, 12/01/2034	3,140,742	3,261,709
5.500%, 01/01/2018 to 12/01/2037	37,315,227	39,980,243
5.649%, 10/01/2038 (P)	687,285	728,258
5.683%, 02/01/2037 (P)	19,304	20,413
5.684%, 03/01/2036 (P)	886,588	939,510
5.704%, 03/01/2036 (P)	598,397	634,125
5.799%, 11/01/2038 (P)	524,914	551,803
5.802%, 11/01/2036 (P)	1,489,407	1,578,676
5.847%, 11/01/2037 (P)	121,432	127,398
5.898%, 03/01/2037 (P)	532,702	564,890
5.952%, 01/01/2037 (P)	635,362	673,791
6.000%, 10/01/2019 to 03/01/2034	591,106	642,487
6.094%, 04/01/2037 (P)	1,115,949	1,184,301
6.148%, 06/01/2037 (P)	331,853	352,179
6.218%, 08/01/2037 (P)	572,583	600,852
6.500%, 07/01/2034	1,110,098	1,223,640

		54,606,873
Federal National Mortgage Association - 32.04%
4.500%, TBA (B)	106,050,000	106,093,824
5.000%, TBA (B)	40,300,000	41,246,107
5.483%, 09/01/2037 (P)	772,533	815,833
5.497%, 05/01/2038 (P)	9,245,095	9,748,102
5.500%, TBA (B)	68,000,000	71,494,806
5.500%, 01/01/2019 to 09/01/2036	105,029,624	112,603,274
5.573%, 05/01/2037 (P)	856,059	895,915
5.608%, 01/01/2037 (P)	1,735,169	1,819,718
5.645%, 09/01/2037 (P)	945,981	999,061
5.655%, 02/01/2039 (P)	2,022,484	2,110,329
5.661%, 05/01/2037 (P)	584,028	614,843
5.712%, 05/01/2037 (P)	822,941	864,456
5.802%, 08/01/2037 (P)	1,837,312	1,930,379
5.813%, 03/01/2037 (P)	1,451,911	1,535,643
5.828%, 11/01/2037 (P)	1,173,886	1,242,288
5.869%, 03/01/2037 (P)	1,731,407	1,837,456
5.871%, 04/01/2037 (P)	1,481,187	1,568,779
5.879%, 05/01/2037 (P)	635,878	672,646
5.881%, 02/01/2037 (P)	349,102	370,484
5.886%, 03/01/2037 (P)	645,623	685,168
5.896%, 02/01/2037 (P)	32,878	34,891
5.907%, 10/01/2037 (P)	982,635	1,023,853
5.910%, 09/01/2037 (P)	639,620	675,368
5.916%, 03/01/2037 to 04/01/2037 (P)	1,670,285	1,772,590
5.919%, 01/01/2037 (P)	513,542	544,996
5.928%, 07/01/2037 to 10/01/2037 (P)	3,217,675	3,404,682
5.936%, 07/01/2037 (P)	1,373,582	1,455,493
5.961%, 07/01/2037 (P)	733,889	775,871
5.969%, 04/01/2037 (P)	439,811	465,261
5.970%, 07/01/2037 (P)	936,117	989,956
5.985%, 10/01/2037 (P)	3,831,119	4,054,795
5.986%, 01/01/2037 (P)	414,155	439,522

75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.000%, TBA (B)	$1,000,000	$1,062,188
6.000%, 10/01/2019 to 04/01/2036	16,158,604	17,440,813
6.005%, 10/01/2037 (P)	470,877	491,542
6.012%, 11/01/2037 (P)	673,644	712,093
6.014%, 10/01/2037 (P)	442,640	465,102
6.078%, 12/01/2036 (P)	321,614	341,312
6.080%, 09/01/2037 (P)	417,936	440,322
6.152%, 12/01/2047 (P)	1,770,929	1,874,321
6.221%, 09/01/2037 (P)	611,432	640,047
6.273%, 09/01/2037 (P)	1,551,556	1,655,392
6.274%, 10/01/2036 (P)	660,466	700,920
6.331%, 07/01/2037 (P)	122,759	131,438
7.000%, 06/01/2035 to 01/01/2039	5,937,405	6,556,323

		407,298,202
Government National Mortgage Association - 0.72%
4.500%, TBA (B)	8,000,000	8,037,813
6.500%, 12/15/2032	1,068,380	1,173,603

		9,211,416

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $734,208,933)		$737,573,024

FOREIGN GOVERNMENT
OBLIGATIONS - 1.86%
Canada - 0.32%
Province of Ontario
4.100%, 06/16/2014	3,830,000	4,091,551
France - 0.20%
Societe Financement de l’Economie Francaise
2.875%, 09/22/2014 (S)	2,535,000	2,550,322
Korea - 0.16%
Republic of Korea
7.125%, 04/16/2019	1,785,000	2,091,413
Qatar - 0.18%
Government of Qatar
4.000%, 01/20/2015 (S)	870,000	886,095
6.400%, 01/20/2040 (S)	1,400,000	1,463,000

		2,349,095
South Africa - 0.18%
Republic of South Africa
5.500%, 03/09/2020	2,210,000	2,237,625
South Korea - 0.21%
Korea Development Bank
4.375%, 08/10/2015	2,570,000	2,608,424
Sweden - 0.38%
Svensk Exportkredit AB
3.250%, 09/16/2014	4,745,000	4,847,563
Venezuela - 0.23%
Banco Nacional De Desenvolvimento
Economico e Social
5.500%, 07/12/2020 (S)	2,915,000	2,885,850

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $23,275,260)		$23,661,843

CORPORATE BONDS - 20.63%
Banks - 2.32%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	5,135,000	5,200,482
Barclays Bank PLC
5.000%, 09/22/2016	2,370,000	2,436,052

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Barclays Bank PLC (continued)
5.125%, 01/08/2020	$1,525,000	$1,503,754
Commonwealth Bank of Australia
3.750%, 10/15/2014 (S)	2,060,000	2,088,261
5.000%, 10/15/2019 to 03/19/2020 (S)	4,125,000	4,123,077
NIBC Bank NV
2.800%, 12/02/2014 (S)	3,495,000	3,476,791
Nordea Bank AB
2.500%, 11/13/2012 (S)	1,955,000	1,973,496
3.700%, 11/13/2014 (S)	2,350,000	2,367,768
US Bank NA, MTN
5.920%, 05/25/2012	1,264,505	1,300,126
Westpac Banking Corp.
2.250%, 11/19/2012	3,500,000	3,524,507
4.875%, 11/19/2019	1,495,000	1,484,952

		29,479,266
Beverages - 0.64%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	3,960,000	4,074,440
7.750%, 01/15/2019 (S)	1,290,000	1,534,303
PepsiCo, Inc.
5.500%, 01/15/2040	2,485,000	2,460,354

		8,069,097
Biotechnology - 0.52%
Amgen, Inc.
5.750%, 03/15/2040	2,225,000	2,202,921
Life Technologies Corp.
4.400%, 03/01/2015	1,545,000	1,555,745
6.000%, 03/01/2020	2,835,000	2,902,683

		6,661,349
Chemicals - 0.55%
The Dow Chemical Company
4.850%, 08/15/2012	2,435,000	2,575,056
5.900%, 02/15/2015	1,330,000	1,439,890
8.550%, 05/15/2019	2,485,000	3,006,206

		7,021,152
Commercial Services - 0.41%
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	5,120,000	5,262,090
Computers - 0.02%
Hewlett-Packard Company
4.750%, 06/02/2014	284,000	306,615
Diversified Financial Services - 4.62%
American Express Company
7.250%, 05/20/2014	1,685,000	1,909,555
Bank of America Corp.
4.500%, 04/01/2015	2,730,000	2,752,771
5.750%, 12/01/2017	660,000	676,681
6.000%, 09/01/2017	1,485,000	1,544,439
7.375%, 05/15/2014	2,305,000	2,592,067
7.625%, 06/01/2019	1,285,000	1,469,864
Bear Stearns Companies LLC
6.950%, 08/10/2012	1,160,000	1,285,093
Capital One Bank USA NA
8.800%, 07/15/2019	1,720,000	2,078,204
Citigroup Funding, Inc.
1.875%, 10/22/2012	3,690,000	3,719,439
Citigroup, Inc.
6.125%, 05/15/2018	1,900,000	1,941,399
6.375%, 08/12/2014	2,150,000	2,296,851

76

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Credit Suisse AG
5.400%, 01/14/2020	$1,800,000	$1,814,071
Credit Suisse New York
6.000%, 02/15/2018	1,895,000	2,006,390
HSBC Holdings PLC
6.800%, 06/01/2038	1,205,000	1,292,155
JPMorgan Chase & Company
3.700%, 01/20/2015	1,940,000	1,951,948
4.950%, 03/25/2020	2,300,000	2,280,367
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,655,000	2,830,645
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	2,176,000	2,166,047
Lazard Group LLC
6.850%, 06/15/2017	3,356,000	3,415,092
7.125%, 05/15/2015	3,205,000	3,365,240
Morgan Stanley
5.500%, 01/26/2020	2,415,000	2,362,206
5.950%, 12/28/2017	1,219,000	1,252,364
7.250%, 04/01/2032	1,025,000	1,166,659
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)	1,585,000	1,612,738
8.500%, 04/15/2020 (S)	1,375,000	1,385,313
8.750%, 04/15/2022 (S)	1,593,000	1,593,000
Private Export Funding Corp.
3.050%, 10/15/2014	905,000	916,463
The Goldman Sachs Capital II, (5.793% to
06/01/2012, then 3 month LIBOR
+ 76.75 bps)
maturing at 12/29/2049	3,545,000	3,004,388
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	2,045,000	2,042,431

		58,723,880
Electric - 1.84%
Dominion Resources, Inc.
8.875%, 01/15/2019	4,505,000	5,683,422
DPL, Inc.
6.875%, 09/01/2011	2,700,000	2,887,969
Duke Energy Corp.
6.300%, 02/01/2014	1,950,000	2,172,286
Enel Finance International SA
6.000%, 10/07/2039 (S)	1,640,000	1,560,340
Exelon Generation Company LLC
5.200%, 10/01/2019	615,000	621,280
6.250%, 10/01/2039	665,000	672,449
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	725,000	741,982
6.050%, 08/15/2021	2,790,000	2,793,605
6.800%, 08/15/2039	670,000	656,012
Nevada Power Company
8.250%, 06/01/2011	3,986,000	4,276,723
Progress Energy, Inc.
6.850%, 04/15/2012	1,220,000	1,331,136

		23,397,204
Food - 0.20%
Kraft Foods, Inc.
6.500%, 02/09/2040	2,405,000	2,492,256
Healthcare Products - 0.09%
CareFusion Corp.
4.125%, 08/01/2012	1,095,000	1,142,078
Healthcare Services - 0.36%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,160,000	2,061,256

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
UnitedHealth Group, Inc.
6.875%, 02/15/2038	$2,400,000	$2,547,062

		4,608,318
Insurance - 0.24%
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,795,000	1,767,910
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	1,381,000	1,331,769

		3,099,679
Media - 0.92%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	1,655,000	2,128,605
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	2,303,000	2,669,509
Comcast Corp.
5.150%, 03/01/2020	2,135,000	2,154,187
6.400%, 03/01/2040	1,460,000	1,483,989
Grupo Televisa SA
6.625%, 01/15/2040	2,005,000	2,002,143
Thomson Reuters Corp.
5.950%, 07/15/2013	1,170,000	1,293,050

		11,731,483
Mining - 0.50%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,870,000	2,055,493
9.000%, 05/01/2019	1,685,000	2,162,581
Vale Overseas, Ltd.
6.875%, 11/10/2039	2,030,000	2,103,380

		6,321,454
Oil & Gas - 1.61%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,365,000	2,410,266
Husky Energy, Inc.
5.900%, 06/15/2014	1,140,000	1,240,640
7.250%, 12/15/2019	1,490,000	1,725,867
Petrobras International Finance Company
6.875%, 01/20/2040	1,360,000	1,403,772
7.875%, 03/15/2019	1,480,000	1,730,946
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
4.500%, 09/30/2012 (S)	1,580,000	1,658,389
5.500%, 09/30/2014 (S)	2,195,000	2,355,896
Suncor Energy, Inc.
6.500%, 06/15/2038	1,650,000	1,720,561
Total Capital SA
3.125%, 10/02/2015	2,830,000	2,810,931
Valero Energy Corp.
9.375%, 03/15/2019	2,135,000	2,541,794
XTO Energy, Inc.
6.750%, 08/01/2037	765,000	895,663

		20,494,725
Pharmaceuticals - 0.24%
Pfizer, Inc.
5.350%, 03/15/2015	2,810,000	3,096,213
Pipelines - 1.04%
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	1,525,000	1,530,719
Energy Transfer Partners LP
8.500%, 04/15/2014	925,000	1,076,080

77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Partners LP (continued)
9.000%, 04/15/2019	$2,065,000	$2,535,638
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	2,310,000	2,278,249
5.625%, 04/15/2020 (S)	2,750,000	2,707,419
Williams Partners LP
3.800%, 02/15/2015 (S)	1,030,000	1,028,152
6.300%, 04/15/2040 (S)	2,095,000	2,081,814

		13,238,071
Real Estate - 1.24%
HCP, Inc.
5.650%, 12/15/2013	2,255,000	2,357,172
6.000%, 01/30/2017	440,000	438,268
6.300%, 09/15/2016	705,000	716,480
6.700%, 01/30/2018	795,000	810,221
Mack-Cali Realty LP
7.750%, 08/15/2019	735,000	810,500
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	2,885,000	2,891,661
WEA Finance LLC
5.400%, 10/01/2012 (S)	1,804,000	1,912,577
6.750%, 09/02/2019 (S)	995,000	1,061,749
7.125%, 04/15/2018 (S)	2,890,000	3,126,523
7.500%, 06/02/2014 (S)	1,420,000	1,589,403

		15,714,554
Retail - 0.19%
Wal-Mart Stores, Inc.
5.625%, 04/01/2040	2,400,000	2,391,353
Software - 0.24%
Adobe Systems, Inc.
3.250%, 02/01/2015	1,385,000	1,390,492
4.750%, 02/01/2020	1,705,000	1,674,719

		3,065,211
Telecommunications - 2.42%
America Movil SAB de CV
3.625%, 03/30/2015 (S)	1,815,000	1,821,158
5.000%, 10/16/2019 to 03/30/2020 (S)	2,792,000	2,761,331
6.125%, 03/30/2040 (S)	1,460,000	1,426,697
British Telecommunications PLC
9.625%, 12/15/2030	760,000	957,052
Cisco Systems, Inc.
4.450%, 01/15/2020	2,965,000	2,948,565
5.500%, 01/15/2040	2,270,000	2,176,864
France Telecom SA
7.750%, 03/01/2011	1,330,000	1,412,038
Frontier Communications Corp.
8.125%, 10/01/2018	1,050,000	1,050,000
8.250%, 05/01/2014	1,260,000	1,316,700
Qwest Corp.
7.500%, 10/01/2014	2,065,000	2,256,013
Rogers Cable, Inc.
5.500%, 03/15/2014	490,000	526,900
Rogers Communications, Inc.
6.375%, 03/01/2014	3,695,000	4,100,589
Telefonica Emisiones SAU
5.984%, 06/20/2011	1,560,000	1,639,867
Verizon Wireless Capital LLC
7.375%, 11/15/2013	4,095,000	4,736,764
8.500%, 11/15/2018	1,285,000	1,603,242

		30,733,780

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco - 0.42%
Altria Group, Inc.
9.700%, 11/10/2018	$3,485,000	$4,285,257
10.200%, 02/06/2039	745,000	998,813

		5,284,070

TOTAL CORPORATE BONDS (Cost $255,595,243)		$262,333,898

MUNICIPAL BONDS - 0.57%
California - 0.36%
Los Angeles Unified School District
6.758%, 07/01/2034	1,675,000	1,731,381
State of California
7.300%, 10/01/2039	1,640,000	1,645,527
7.625%, 03/01/2040	1,160,000	1,208,929

		4,585,837
Nevada - 0.13%
County of Clark
6.820%, 07/01/2045	1,605,000	1,673,213
Texas - 0.08%
North Texas Tollway Authority
6.718%, 01/01/2049	900,000	947,007

TOTAL MUNICIPAL BONDS (Cost $7,062,542)		$7,206,057

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.56%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.118%, 10/13/2026 (P)	1,232,000	1,299,111
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4,
5.179%, 09/10/2047 (P)	627,000	646,645
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	1,183,000	1,212,864
Series 2006-5, Class A4,
5.414%, 09/10/2047	1,320,000	1,321,199
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	697,000	682,691
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	249,439
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	495,000	493,788
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	187,692	193,156
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	432,000	450,705
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	981,000	1,026,248
Series 2004-PWR4, Class A2,
5.286%, 06/11/2041 (P)	857,259	890,768
Series 2005-PW10, Class A4,
5.405%, 12/11/2040 (P)	4,337,000	4,440,736
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	464,000	482,041
Series 2001-TOP4, Class A3,
5.610%, 11/15/2033	853,000	887,769
Series 2002-TOP6, Class A2,
6.460%, 10/15/2036	2,807,000	2,987,026
Series 2001-TOP2, Class A2,
6.480%, 02/15/2035	1,363,453	1,404,049
Commercial Mortgage Asset Trust,
Series 199-C1, Class A4
6.975%, 01/17/2032 (P)	3,112,000	3,364,027

78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass
Through Certificates
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	$1,128,000	$1,151,623
Series 2004-LB3A, Class A5,
5.315%, 07/10/2037 (P)	1,250,000	1,307,975
Series 2001-J2A, Class A2,
6.096%, 07/16/2034 (S)	1,288,000	1,360,994
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C2, Class A4,
4.832%, 04/15/2037	800,000	794,757
Series 2005-C1, Class A4,
5.014%, 02/15/2038 (P)	2,306,000	2,356,188
CS First Boston Mortgage Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	2,264	2,297
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	2,189,000	2,272,868
Series 2003-CK2, Class A4,
4.801%, 03/15/2036	4,245,000	4,423,741
Series 2005-C1, Class A3,
4.813%, 02/15/2038	262,000	263,110
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	948,000	994,058
Series 2005-C5, Class A4,
5.100%, 08/15/2038 (P)	2,665,000	2,715,535
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	2,122,000	2,230,600
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	348,298	360,619
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	115,000	122,119
Federal Home Loan Mortgage Corp.
Series 2727, Class PW,
3.570%, 06/15/2029	73,744	74,962
Series 3465, Class HA,
4.000%, 07/15/2017	383,464	397,412
Series 2003-2676, Class CY,
4.000%, 09/15/2018	444,000	455,905
Series 2004-2765, Class CT,
4.000%, 03/15/2019	292,000	298,930
Series 2004-2875, Class HB,
4.000%, 10/15/2019	66,000	66,605
Series 2004-2790, Class TN,
4.000%, 05/15/2024	414,000	415,404
Series 2007-3372, Class BD,
4.500%, 10/15/2022	351,000	366,437
Series 2985, Class JR,
4.500%, 06/15/2025	2,413,000	2,524,716
Series 2005-3008, Class JM,
4.500%, 07/15/2025	314,000	322,504
Series 2003-2690, Class TV,
4.500%, 11/15/2025	307,000	320,833
Series 2003-2694, Class QG,
4.500%, 01/15/2029	1,698,000	1,766,023
Series 3234, Class MC,
4.500%, 10/15/2036	103,000	99,735
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,094,000	1,168,116
Series 2003-2590, Class NU,
5.000%, 06/15/2017	385,000	398,102
Series 2002-2542, Series ES,
5.000%, 12/15/2017	181,000	193,361

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2003-2558, Class BD,
5.000%, 01/15/2018	$179,000	$192,435
Series 2590, Class BY,
5.000%, 03/15/2018	45,000	47,967
Series 2899, Class PD,
5.000%, 04/15/2033	4,041,000	4,253,511
Series 2934, Class CI,
5.000%, 01/15/2034	7,347,000	7,758,824
Series 3099, Class OG,
5.000%, 06/15/2034	5,969,000	6,255,843
Series 3628, Class PE,
5.000%, 04/15/2037	3,916,000	4,117,229
Series 3052, Class MH,
5.250%, 10/15/2034	1,941,406	2,064,339
Series 2005-3028, Class PG,
5.500%, 09/15/2035	1,259,543	1,344,770
Series 2005-3035, Class PA,
5.500%, 09/15/2035	4,395,849	4,721,203
Series 3325, Class JL,
5.500%, 06/15/2037	476,515	504,145
Federal National Mortgage Association
Series 2010-M1, Class A1,
3.305%, 06/25/2019	604,484	607,695
Series 2003-108, Class BE,
4.000%, 11/25/2018	362,000	373,611
Series 2003-125, Class AY,
4.000%, 12/25/2018	124,000	127,273
Series 2004-3, Class HT,
4.000%, 02/25/2019	163,000	167,147
Series 2004-80, Class LE,
4.000%, 11/25/2019	3,200,000	3,223,473
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,669,000	2,640,719
Series 2007-39, Class NA,
4.250%, 01/25/2037	1,543,483	1,597,574
Series 2007-30, Class MA,
4.250%, 02/25/2037	2,257,525	2,330,446
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,841,000	2,876,280
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	958,454
Series 2002-94, Class HQ,
4.500%, 01/25/2018	421,000	442,991
Series 2004-81, Class KE,
4.500%, 11/25/2019	1,334,000	1,395,761
Series 2007-113, Class DB,
4.500%, 12/25/2022	415,000	425,254
Series 2003-3, Class HJ,
5.000%, 02/25/2018	609,000	651,514
Series 2009-78, Class J,
5.000%, 09/25/2019	4,165,826	4,406,588
Series 2008-66, Class B,
5.000%, 08/25/2023	126,000	134,024
Series 2005-30, Class UE,
5.000%, 01/25/2034	1,642,000	1,725,074
Series 2005-16, Class PE,
5.000%, 03/25/2034	3,654,000	3,858,893
Series 207-74, Class A,
5.000%, 04/25/2034	1,241,829	1,296,965
Series 2009-71, Class XB,
5.000%, 03/25/2038	3,956,000	4,120,179
Series 2004-60, Class PA,
5.500%, 04/25/2034	209,094	222,846

79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
Series 2005-58, Class MA,
5.500%, 07/25/2035	$171,687	$184,766
Series 2009-71, Class JT,
6.000%, 06/25/2036	4,712,631	5,018,430
Series 2007-77, Class MH,
6.000%, 12/25/2036	8,103,093	8,576,719
Series 2001-81, Class HE,
6.500%, 01/25/2032	18,382,017	20,110,895
FHLMC Multifamily Structured Pass Through
Certificates, Series K006, Class A1
3.398%, 07/25/2019	1,779,000	1,796,730
First Union National Bank
Commercial Mortgage
Series 2002-C1, Class A2,
6.141%, 02/12/2034	611,467	643,457
Series 2001-C4, Class B,
6.417%, 12/12/2033	305,000	312,971
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4,
5.332%, 11/10/2045 (P)	3,533,000	3,641,462
Series 2001-3, Class A1,
5.560%, 06/10/2038	406,776	414,604
Series 2001-2, Class A3,
6.030%, 08/11/2033	26,841	27,063
Series 2002-1A, Class A3,
6.269%, 12/10/2035	352,000	374,131
GMAC Commercial Mortgage Securities, Inc.
Series 2002-C3, Class A2,
4.930%, 07/10/2039	528,000	554,167
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,052,000	1,104,470
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	1,045,000	1,078,411
Series 2003-C2, Class A2,
5.487%, 05/10/2040 (P)	278,000	296,363
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	352,142
Series 2000-C2, Class A2,
7.455%, 08/16/2033 (P)	33,610	33,670
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	264,227
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A6,
5.135%, 06/10/2036 (P)	696,000	733,025
Series 2005-GG5, Class AAB,
5.190%, 04/10/2037 (P)	1,512,000	1,585,660
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	5,406,000	5,430,344
Series 2007-GG9, Class A2,
5.381%, 03/10/2039	1,998,000	2,056,365
Series 2006-GG7, Class A4,
5.886%, 07/10/2038 (P)	2,992,000	3,050,094
GS Mortgage Securities Corp. II
Series 2004-C1, Class A2,
4.319%, 10/10/2028	1,294,348	1,305,200
Series 2005-GG4, Class AABA,
4.680%, 07/10/2039	296,951	307,259
Series 2006-GG8, Class A2,
5.479%, 11/10/2039	2,562,000	2,635,729
Series 2006-GG6, Class A2,
5.506%, 04/10/2038 (P)	2,866,000	2,918,877

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II (continued)
Series 2001-GL3A, Class A2,
6.449%, 08/05/2018 (P)(S)	$3,365,000	$3,593,899
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2003-CB7, Class A4,
4.879%, 01/12/2038 (P)	1,620,000	1,683,486
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	739,000	746,717
Series 2008-C2, Class A1,
5.017%, 02/12/2051	79,065	80,767
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	150,000	158,049
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	4,971,000	4,941,898
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,947,000	2,055,397
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,595,000	1,555,269
Series 2004-CB9, Class A4,
5.376%, 06/12/2041 (P)	2,093,000	2,153,750
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,332,000	1,354,393
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	4,124,000	4,363,523
Series 2007-C1, Class A4,
5.716%, 02/15/2051	2,074,000	1,959,655
Series 2007-CB19, Class A2,
5.746%, 02/12/2049 (P)	314,000	323,233
Series 2001-C1, Class A3,
5.857%, 10/12/2035	968,000	1,012,483
Series 2002-CIB4, Class A3,
6.162%, 05/12/2034	1,899,000	2,019,933
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	1,269,000	1,336,134
JPMorgan Commercial Mortgage
Finance Corp.
Series 2000-C10, Class A2,
7.371%, 08/15/2032 (P)	29,996	30,111
Series 2000-C10, Class C,
7.753%, 08/15/2032 (P)	640,000	639,873
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4,
4.166%, 05/15/2032	901,000	921,037
Series 2002-C4, Class A4,
4.563%, 09/15/2026	520,452	536,049
Series 2004-C7, Class A5,
4.628%, 10/15/2029	495,000	504,133
Series 2002-C4, Class A5,
4.853%, 09/15/2031	693,000	727,297
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	391,000	411,552
Series 2007-C1, Class A2,
5.318%, 02/15/2040	1,729,000	1,762,539
Series 2006-C6, Class A4,
5.372%, 09/15/2039	4,337,000	4,412,212
Series 2007-C1, Class A3,
5.398%, 02/15/2040	791,000	820,385
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	268,000	273,428
Series 2002-C2, Class A4,
5.594%, 06/15/2031	2,315,000	2,459,469
Series 2006-C4, Class A4,
5.883%, 06/15/2038 (P)	2,079,000	2,184,345

80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage
Trust (continued)
Series 2008-C1, Class A2,
6.155%, 04/15/2041 (P)	$502,000	$525,636
Series 2001-C2, Class A2,
6.653%, 11/15/2027	361,675	374,431
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	729,515
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	6,349,000	6,696,028
Morgan Stanley Capital I
4.070%, 05/15/2040	290,000	297,529
Series 2005-T17, Class A4,
4.520%, 12/13/2041	136,000	139,094
Series 2004-T15, Class A2,
4.690%, 06/13/2041	411,528	414,892
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	461,000	474,062
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	1,959,000	1,964,437
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	4,821,000	4,857,249
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	1,359,000	1,383,768
Series 2003-IQ5, Class A4,
5.010%, 04/15/2038	707,281	736,017
Series 2005-HQ5, Class AAB,
5.037%, 01/14/2042	684,972	713,442
Series 2003-T11, Class A4,
5.150%, 06/13/2041	1,736,000	1,830,918
Series 2005-HQ5, Class A4,
5.168%, 01/14/2042	382,000	399,203
Series 2005-HQ7, Class AAB,
5.185%, 11/14/2042 (P)	1,038,000	1,090,332
Series 2001-TOP3, Class B,
5.270%, 06/13/2041 (P)	748,000	766,679
Series 2006-HQ8, Class A4,
5.386%, 03/12/2044 (P)	5,388,000	5,597,197
Series 2004-IQ7, Class A4,
5.402%, 06/15/2038 (P)	2,705,000	2,808,935
Series 2006-T23, Class A4,
5.811%, 08/12/2041 (P)	1,365,000	1,444,204
Morgan Stanley Dean Witter Capital I
4.740%, 11/13/2036	780,000	809,851
Series 2003-HQ2, Class A2,
4.920%, 03/12/2035	4,623,000	4,809,431
Series 2002-IQ2, Class A4,
5.740%, 12/15/2035	339,088	357,267
Series 2001-TOP5, Class A4,
6.390%, 10/15/2035	1,015,204	1,070,567
Series 2002-HQ, Class A3,
6.510%, 04/15/2034	404,840	426,120
Series 2001-TOP3, Class B,
6.550%, 07/15/2033	688,000	716,517
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.356%, 02/25/2047 (P)	79,467	61,641
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	624,000	655,028
Salomon Brothers Mortgage Securities
VII, Inc.
Series 2002-KEY2, Class A2,
4.467%, 03/18/2036	342,914	353,501

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII,
Inc. (continued)
Series 2002-KEY2, Class A3,
4.865%, 03/18/2036	$3,000,000	$3,129,358
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	945,000	944,751
Wachovia Bank Commercial Mortgage Trust
Series 2003-C8, Class A3,
4.445%, 11/15/2035	186,000	188,493
Series 2005-C18, Class A4,
4.935%, 04/15/2042	209,000	215,903
Series 2003-C6, Class A3,
4.957%, 08/15/2035 (P)	785,000	800,967
Series 2002-C1, Class A4,
6.287%, 04/15/2034	337,000	359,237

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $266,249,171)		$274,071,265

ASSET BACKED SECURITIES - 8.40%
Ally Master Owner Trust,
Series 2010-1, Class A
1.980%, 01/15/2015 (P)(S)	9,115,000	9,122,810
BA Credit Card Trust
Series 2007-A2, Class A2,
0.250%, 06/17/2013 (P)	1,471,000	1,466,810
Series 2006-A6, Class A6,
0.260%, 11/15/2013 (P)	1,049,000	1,043,768
Series 2008-A1, Class A1,
0.810%, 04/15/2013 (P)	12,917,000	12,938,424
Capital One Multi-Asset Execution Trust,
Series 2008-A5, Class A5
4.850%, 02/18/2014	1,538,000	1,600,136
Citibank Credit Card Issuance Trust,
Series 2006-A3, Class A3
5.300%, 03/15/2018	3,428,000	3,765,504
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.286%, 12/25/2036 (P)	101,582	94,633
Discover Card Master Trust
Series 2005-4, Class A1,
0.290%, 06/18/2013 (P)	610,000	608,711
Series 2007-A2, Class A2,
0.597%, 06/15/2015 (P)	13,273,000	13,187,758
Series 2010-a1, Class A1,
0.880%, 09/15/2015 (P)	3,931,000	3,938,248
Series 2009-a1, Class A1,
1.530%, 12/15/2014 (P)	3,236,000	3,268,203
Series 2009-A2, Class A,
1.530%, 02/17/2015 (P)	12,376,000	12,595,995
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A,
1.880%, 12/15/2014 (P)(S)	1,901,000	1,911,693
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	9,586,000	9,546,985
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A4,
2.400%, 07/15/2014	758,000	762,069
Series 2009-3, Class A,
2.540%, 04/15/2017	852,000	858,259
Series 2009-2, Class A4,
3.320%, 02/15/2017	1,760,000	1,817,151
Series 2009-1, Class A4,
4.550%, 01/15/2017	255,000	270,393
Series 2006-3, Class A4,
5.220%, 06/15/2013	690,317	711,221

81

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.286%, 01/25/2037 (P)	$40,458	$39,439
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.296%, 12/25/2036 (P)	38,261	37,063
Nordstrom Private Label Credit Card Master
Trust, Series 2007-2A, Class A
0.290%, 05/15/2015 (P)(S)	1,768,000	1,730,382
SLC Student Loan Trust,
Series 2008-1, Class A4A
1.857%, 12/15/2032 (P)	8,242,000	8,667,446
SLM Student Loan Trust
Series 2002-5, Class A4L,
0.407%, 09/17/2018 (P)	379,068	376,741
Series 2003-6, Class A4,
0.457%, 12/17/2018 (P)	336,903	335,686
Series 2003-3, Class A4,
0.477%, 12/15/2017 (P)	419,147	417,218
Series 2008-4, Class A4,
1.899%, 07/25/2022 (P)	1,294,000	1,358,366
Series 2008-5, Class A4,
1.949%, 07/25/2023 (P)	13,139,000	13,891,188
Swift Master Auto Receivables Trust,
Series 2007-1, Class A
0.330%, 06/15/2012 (P)	434,000	433,356

TOTAL ASSET BACKED SECURITIES (Cost $106,393,664)		$106,795,656

SUPRANATIONAL OBLIGATIONS - 0.34%
Korea - 0.34%
Export-Import Bank of Korea
5.500%, 10/17/2012	1,635,000	1,745,245
Export-Import Bank of Korea
5.875%, 01/14/2015	2,415,000	2,603,257

		4,348,502

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,136,473)		$4,348,502

SHORT-TERM INVESTMENTS - 2.33%
Short-Term Securities* - 1.39%
State Street Institutional Liquid Reserves
Fund, 0.1186%	$17,685,996	17,685,996
Repurchase Agreement - 0.94%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $11,897,000 on 04/01/2010,
collateralized by $12,170,000 U.S. Treasury
Notes, 1.375% due 01/15/2013 (valued at
$12,139,575, including interest).	11,897,000	11,897,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,582,996)		$29,582,996

Total Investments (Core Bond Trust)
(Cost $1,426,504,282) - 113.71%		$1,445,573,241
Other assets and liabilities, net - (13.71%)		(174,330,431)

TOTAL NET ASSETS - 100.00%		$1,271,242,810

SCHEDULE OF SECURITIES SOLD SHORT
Federal National Mortgage Association - (6.25)%
5.500%, 30 year pool, TBA (B)	(26,300,000)	(27,604,727)
5.500%, 15 year pool, TBA (B)	(1,800,000)	(1,924,031)
5.500%, 15 year pool, TBA (B)	(33,500,000)	(35,735,087)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SCHEDULE OF SECURITIES SOLD SHORT (continued)
Federal National Mortgage Association (continued)
5.500%, 30 year pool, TBA (B)	$(13,500,000)	$(14,224,571)

		(79,488,416)

TOTAL SCHEDULE OF SECURITIES SOLD
SHORT (Cost $(79,509,188))		$(79,488,416)

Core Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.36%
John Hancock Trust (G) - 100.36%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	1,062,756	$10,744,462
Disciplined Diversification, Series NAV (DFA)	4,429,427	50,761,239
International Index, Series NAV (MFC
Global U.S.A.) (A)	600,725	10,152,248
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	87,444	1,353,633
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	118,666	1,438,235
Total Bond Market
A, Series NAV (Declaration) (A)	742,666	10,152,248

		84,602,065

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $78,864,833)		$84,602,065

Total Investments (Core Disciplined Diversification Trust)
(Cost $78,864,833) - 100.36%		$84,602,065
Other assets and liabilities, net - (0.36%)		(306,269)

TOTAL NET ASSETS - 100.00%		$84,295,796

Core Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.18%
John Hancock Trust (G) - 40.18%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	50,832	$513,908
International Index, Series NAV (MFC
Global U.S.A.) (A)	5,711	96,524
Total Bond Market
A, Series NAV (Declaration) (A)	18,712	255,791

		866,223

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $842,827)		$866,223

INVESTMENT COMPANIES - 60.28%
American Funds Insurance Series - 60.28%
American Blue Chip Income & Growth
Fund - Class 1	20,067	175,789
American Global Growth Fund - Class 1	6,552	131,242
American Growth Fund - Class 1	3,619	177,348
American Growth-Income Fund - Class 1	10,779	352,479
American International Fund - Class 1	4,620	79,226

82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Diversified Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series (continued)
American U.S. Government Fund - Class 1	31,063	$383,317

		1,299,401

TOTAL INVESTMENT COMPANIES (Cost $1,267,472)		$1,299,401

Total Investments (Core Diversified Growth & Income Trust)
(Cost $2,110,299) - 100.46%		$2,165,624
Other assets and liabilities, net - (0.46%)		(9,810)

TOTAL NET ASSETS - 100.00%		$2,155,814

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.03%
John Hancock Trust (G) - 40.03%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	2,872,485	$29,040,828
International Index, Series NAV (MFC
Global U.S.A.) (A)	475,557	8,036,912
Total Bond Market
A, Series NAV (Declaration) (A)	1,811,645	24,765,193

		61,842,933

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $57,701,095)		$61,842,933

INVESTMENT COMPANIES - 60.08%
American Funds Insurance Series - 60.08%
American Blue Chip Income & Growth
Fund - Class 1	1,243,186	10,890,310
American Growth Fund - Class 1	222,251	10,890,310
American Growth-Income Fund - Class 1	666,074	21,780,621
American International Fund - Class 1	706,231	12,111,866
American U.S. Government Fund - Class 1	3,010,831	37,153,657

		92,826,764

TOTAL INVESTMENT COMPANIES (Cost $88,116,914)		$92,826,764

Total Investments (Core Fundamental Holdings Trust)
(Cost $145,818,009) - 100.11%		$154,669,697
Other assets and liabilities, net - (0.11%)		(172,955)

TOTAL NET ASSETS - 100.00%		$154,496,742

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.14%
John Hancock Trust (G) - 40.14%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	1,654,814	$16,730,167
International Index, Series NAV (MFC
Global U.S.A.) (A)	1,869,907	31,601,428

Core Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Total Bond Market
A, Series NAV (Declaration) (A)	1,903,782	$26,024,705

		74,356,300

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $71,204,088)		$74,356,300

INVESTMENT COMPANIES - 60.21%
American Funds Insurance Series - 60.21%
American Global Growth Fund - Class 1	1,280,725	25,652,924
American Growth-Income Fund - Class 1	375,192	12,268,790
American International Fund - Class 1	2,016,988	34,591,351
American U.S. Government Fund - Class 1	3,163,457	39,037,058

		111,550,123

TOTAL INVESTMENT COMPANIES (Cost $108,683,669)		$111,550,123

Total Investments (Core Global Diversification Trust)
(Cost $179,887,757) - 100.35%		$185,906,423
Other assets and liabilities, net - (0.35%)		(647,793)

TOTAL NET ASSETS - 100.00%		$185,258,630

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.05%
John Hancock Trust (G) - 100.05%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	21,669,270	$219,076,317
International Index, Series NAV (MFC
Global U.S.A.) (A)	7,133,143	120,550,116
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	4,438,800	68,712,630
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	3,163,736	38,344,476
Total Bond Market
A, Series NAV (Declaration) (A)	13,981,402	191,125,767

		637,809,306

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $588,184,852)		$637,809,306

Total Investments (Core Strategy Trust)
(Cost $588,184,852) - 100.05%		$637,809,306
Other assets and liabilities, net - (0.05%)		(304,341)

TOTAL NET ASSETS - 100.00%		$637,504,965

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 69.57%
Australia - 1.70%
Adelaide Brighton, Ltd.	7,026	$16,607
AGL Energy, Ltd.	2,090	28,800
Alesco Corp., Ltd.	615	1,690
Alumina, Ltd.	18,167	28,528
Amalgamated Holdings, Ltd.	3,424	17,828

83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AMP, Ltd.	11,066	$63,485
Andean Resources, Ltd. (I)	3,263	7,990
Ansell, Ltd.	1,951	21,703
APN News & Media, Ltd.	2,128	4,500
Aquila Resources, Ltd. (I)	720	6,970
Aristocrat Leisure, Ltd.	3,696	15,343
Arrow Energy NL (I)	6,682	30,769
Asciano Group	21,695	37,646
Atlas Iron, Ltd.	4,137	9,268
Austar United Communications, Ltd. (I)	5,902	6,445
Australia & New Zealand
Banking Group, Ltd.	13,022	302,348
Australian Infrastructure Fund	5,001	9,070
Australian Stock Exchange, Ltd.	857	26,656
Australian Worldwide Exploration, Ltd.	6,149	15,308
AWB, Ltd.	8,572	7,502
Axa Asia Pacific Holdings, Ltd.	2,623	15,197
Babcock & Brown Infrastructure Group	2	7
Bank of Queensland, Ltd.	881	9,514
Beach Energy, Ltd.	23,815	16,139
Bendigo and Adelaide Bank, Ltd.	2,348	21,516
BHP Billiton, Ltd.	1,012	40,604
BHP Billiton, Ltd., SADR	5,700	457,824
Billabong International, Ltd.	3,565	36,775
BlueScope Steel, Ltd. (I)	14,114	37,574
Boart Longyear Group (I)	125,893	38,581
Boral, Ltd.	11,022	56,640
Bradken, Ltd.	1,082	7,566
Brambles, Ltd.	6,902	46,554
Brickworks, Ltd.	1,981	23,986
Cabcharge Australia, Ltd.	479	2,521
Caltex Australia, Ltd.	721	7,466
Campbell Brothers, Ltd.	623	16,833
Centennial Coal Company, Ltd.	2,234	8,702
Challenger Financial Services Group, Ltd.	7,270	27,958
Citadel Resource Group, Ltd. (I)	17,012	5,964
Coca-Cola Amatil, Ltd.	2,844	29,323
Cochlear, Ltd.	512	34,189
Commonwealth Bank of Australia, Ltd.	5,647	291,183
Computershare, Ltd.	3,023	34,680
Corporate Express Australia, Ltd.	1,749	8,946
Crane Group, Ltd.	473	3,883
Crown, Ltd.	2,114	15,848
CSL, Ltd.	1,983	66,246
CSR, Ltd. (I)	34,424	51,962
Customers, Ltd.	3,092	9,070
David Jones, Ltd.	3,562	15,500
Dominion Mining, Ltd.	2,200	5,196
Downer EDI, Ltd.	1,302	9,018
Duet Group	8,730	14,324
Eastern Star Gas, Ltd. (I)	13,898	11,765
Elders, Ltd.	1,707	2,005
Energy Resources of Australia, Ltd.	406	7,031
Energy World Corp., Ltd.	24,742	10,536
Envestra, Ltd.	2,480	1,160
Extract Resources, Ltd.	987	6,985
Fleetwood Corp., Ltd.	1,728	14,224
Fortescue Metals Group, Ltd. (I)	6,361	28,499
Foster’s Group, Ltd.	11,127	53,894
Goodman Fielder, Ltd.	20,604	26,961
GrainCorp., Ltd. (I)	585	3,334
GUD Holdings, Ltd.	1,908	16,196
Gunns, Ltd.	11,710	5,150
GWA International, Ltd.	1,367	4,143
Harvey Norman Holding, Ltd.	5,854	19,409

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Hills Industries, Ltd.	1,154	$2,790
IBA Health, Ltd. (I)	15,462	7,986
Iluka Resources, Ltd.	6,108	24,506
Incitec Pivot, Ltd. (I)	7,016	22,267
Infigen, Ltd.	6,731	7,897
Iress Market Technology, Ltd.	2,010	14,740
Ivanhoe Australia, Ltd. (I)	2,023	6,392
John Fairfax Holdings, Ltd.	23,506	38,756
Kagara Zinc, Ltd. (I)	15,000	11,036
Leighton Holdings, Ltd.	551	19,683
Lend Lease Corp.	4,413	35,072
MacArthur Coal, Ltd.	2,684	34,479
Macquarie Airports, Ltd.	4,411	12,481
Macquarie Group, Ltd.	1,518	65,632
Mermaid Marine Australia, Ltd.	601	1,507
Metcash, Ltd.	7,274	27,615
Monadelphous Group, Ltd.	333	4,668
Mount Gibson Iron, Ltd. (I)	1,612	2,754
Murchison Metals, Ltd. (I)	11,474	28,090
National Australia Bank, Ltd.	9,606	242,102
Navitas, Ltd.	1,865	8,720
New Hope Corp. Ltdnew Hope Corp. Ltd.	1,732	8,205
Newcrest Mining, Ltd.	1,412	42,545
NIB Holdings, Ltd.	7,722	9,032
NRMA Insurance Group, Ltd.	15,517	55,143
Nufarm, Ltd.	1,661	12,499
OneSteel, Ltd.	9,891	35,310
Orica, Ltd. (I)	2,418	59,327
Origin Energy, Ltd.	4,620	70,057
Oxiana, Ltd. (I)	17,837	18,684
Pacific Brands, Ltd.	5,817	7,057
Paladin Resources, Ltd. (I)	5,205	18,814
Pan Australian Resources, Ltd. (I)	5,474	2,600
PaperlinX, Ltd. (I)	2,943	1,800
Peet & Company, Ltd.	3,441	7,278
Pharmaxis, Ltd. (I)	6,309	16,367
Platinum Asset Mangement, Ltd.	1,354	6,452
Premier Investments, Ltd.	882	6,140
Primary Health Care, Ltd.	3,401	13,884
Programmed Maintenance Services, Ltd.	3,918	11,057
Publishing & Broadcasting, Ltd.	4,541	13,112
Qantas Airways, Ltd.	10,227	26,604
QBE Insurance Group, Ltd.	3,403	64,935
Ramsay Health Care, Ltd.	719	9,175
Realestate.com.au, Ltd. (I)	223	2,398
Redflex Holdings, Ltd. (I)	5,097	8,222
Reece Australia, Ltd.	929	21,946
Rio Tinto, Ltd.	2,428	174,028
Riversdale Mining, Ltd. (I)	685	5,674
SAI Global, Ltd.	2,227	8,130
Sally Malay Mining, Ltd.	4,562	9,951
Santos, Ltd.	3,915	52,563
ServCorp, Ltd.	1,946	6,316
Seven Network, Ltd. (I)	755	5,177
Sigma Pharmaceuticals, Ltd.	20,199	8,611
Sims Group, Ltd.	1,448	28,521
Sonic Healthcare, Ltd.	2,607	34,294
South Australia Coal Corp.	1,936	249
Southern Cross Media Group, Ltd.	10,800	21,479
SP Ausnet	17,232	14,302
SP Telemedia, Ltd.	4,552	9,515
Spark Infrastructure Group (S)	7,170	7,920
Spotless Group, Ltd.	5,512	14,390
St. Barbara, Ltd. (I)	37,766	8,838
Straits Resources, Ltd.	839	1,107

84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Suncorp-Metway, Ltd.	8,320	$65,080
TABCORP Holdings, Ltd.	4,305	27,229
Tattersall’s, Ltd.	9,752	21,995
Telstra Corp., Ltd.	18,597	50,982
Ten Network Holdings, Ltd.	4,235	7,369
Toll Holdings, Ltd.	3,480	23,652
Tower Australia Group, Ltd.	3,024	7,336
Transfield Services, Ltd.	6,542	24,201
Transpacific Industries Group, Ltd.	1,546	1,869
Transurban Group, Ltd.	5,487	25,414
United Group, Ltd.	1,825	25,166
Virgin Blue Holdings, Ltd. (I)	16,061	10,372
Washington H Soul
Pattinson & Company, Ltd.	1,874	24,575
Wesfarmers, Ltd.	4,898	142,628
West Australian Newspapers Holdings, Ltd.	696	5,058
Western Areas NL	1,453	7,215
Westpac Banking Corp (I)	1,400	177,912
Westpac Banking Corp. (I)	6,782	172,921
WHK Group, Ltd.	5,300	5,326
Woodside Petroleum, Ltd.	1,571	67,494
Woolworths, Ltd.	3,653	93,767
WorleyParsons, Ltd.	359	8,364

		4,911,843
Austria - 0.16%
Amcor, Ltd.	8,082	47,320
Andritz AG	156	9,246
BWIN Interactive Entertainment AG	452	26,609
Erste Group Bank AG	1,943	81,557
Flughafen Wien AG	263	13,086
Intercell AG (I)	488	14,159
Mayr-Melnhof Karton AG	150	14,189
Oesterreichische Elektrizitaets AG, Class A	185	7,350
Oesterreichische Post AG	519	15,141
OMV AG	992	37,251
Raiffeisen International Bank Holding AG	528	25,078
RHI AG	89	3,064
Schoeller-Bleckmann Oilfield
Equipment AG	46	2,424
Strabag SE	782	19,898
Telekom Austria AG	3,134	43,833
Uniqa Versicherungen AG	343	4,948
Voestalpine AG	1,126	45,629
Wiener Staedtische Allgemeine
Versicherung AG	482	25,439
Wienerberger Baustoffindustrie AG	1,142	22,275
Zumtobel AG	627	12,630

		471,126
Bahamas - 0.01%
Petrominerales, Ltd. (I)	400	13,123
Steiner Leisure, Ltd. (I)	200	8,864

		21,987
Belgium - 0.21%
Ackermans & Van Haaren NV	310	22,666
AGFA Gevaert NV	729	5,635
Anheuser-Busch InBev NV	2,468	124,421
Banque Nationale de Belgique	4	22,097
Barco NV	336	15,144
Bekaert SA	214	38,452
Belgacom SA	498	19,467
Colruyt SA (I)	117	28,807
Delhaize Group	700	56,343
Dexia SA	2,411	14,368

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Elia System Operator SA/NV	221	$8,307
Euronav NV	796	17,615
EVS Broadcast Equipment SA	252	14,342
Fortis	2,414	8,586
KBC Bancassurance Holding NV	1,556	75,278
Kinepolis Group NV (I)	353	19,342
Mobistar SA	68	4,182
Omega Pharma SA	224	11,165
SA D’Ieteren Trading NV	28	14,172
Solvay SA	230	23,623
Telenet Group Holding NV (I)	611	18,431
Tessenderlo Chemie NV (I)	203	6,795
ThromboGenics NV (I)	334	7,418
UCB SA	567	24,305
Umicore	574	20,018

		620,979
Bermuda - 0.34%
Allied World Assurance
Company Holdings, Ltd.	800	35,880
American Safety Insurance Holdings, Ltd.	200	3,318
Arch Capital Group, Ltd. (I)	800	61,000
Argo Group International Holdings, Ltd.	500	16,295
Aspen Insurance Holdings, Ltd.	1,200	34,608
Assured Guaranty, Ltd.	2,200	48,334
Axis Capital Holdings, Ltd.	2,000	62,520
Catlin Group, Ltd.	4,951	27,094
Dockwise, Ltd.	50	1,216
Endurance Specialty Holdings, Ltd.	800	29,720
Enstar Group, Ltd. (I)	200	13,832
Everest Re Group, Ltd.	800	64,744
Flagstone Reinsurance Holdings, Ltd.	1,500	17,190
Frontline, Ltd.	400	12,352
Global Crossing, Ltd. (I)	800	12,120
Helen of Troy, Ltd. (I)	500	13,030
Hiscox PLC	4,702	23,883
Lancashire Holdings, Ltd.	97	708
Max Capital Group, Ltd. (I)	800	18,392
Montpelier Re Holdings, Ltd.	1,100	18,491
Nabors Industries, Ltd. (I)	5,000	98,150
Orient Express Hotels, Ltd., Class A (I)	1,400	19,852
PartnerRe, Ltd.	1,000	79,720
Platinum Underwriters Holdings, Ltd.	800	29,664
RenaissanceRe Holdings, Ltd.	800	45,408
Seadrill, Ltd.	2,243	52,406
Signet Jewelers, Ltd.	1,476	47,734
Textainer Group Holdings, Ltd.	1,000	21,550
Validus Holdings, Ltd.	1,872	51,536
XL Capital, Ltd., Class A	1,003	18,957

		979,704
Brazil - 0.76%
Acos Villares SA	21,000	10,510
AES Tiete SA	900	8,851
All America Latina Logistica SA	5,200	47,662
American Banknote SA	200	1,888
Anhanguera Educacional Participacoes SA	800	11,602
B2W Companhia Global Do Varejo	300	6,478
Banco Bradesco SA	2,860	42,120
Banco Bradesco SA, ADR	7,440	137,119
Banco do Brasil SA	1,500	25,178
Banco Santander Brasil SA, ADR	600	7,458
BM&F BOVESPA SA	8,000	54,163
BR Malls Participacoes SA	1,700	20,075
Brasil Telecom SA - New York Exchange	400	7,636

85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Braskem SA (L)	800	$11,576
BRF - Brasil Foods SA	400	21,976
Brookfield Incorporacoes SA	4,400	19,695
Centrais Eletricas Brasileiras SA	1,200	17,679
Centrais Eletricas Brasileiras SA, ADR	1,100	19,910
Cia Energetica de Minas Gerais, ADR	1,100	18,304
Cia Paranaense de Energia	300	6,144
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar, ADR	400	26,892
Companhia de Saneamento Basico de
Estado de Sao Paulo, ADR	400	14,720
Companhia de Saneamento de Minas Gerais	200	2,890
Companhia Siderurgica Nacional
SA, SADR	1,300	51,909
Cosan SA Industria e Comercio	1,300	15,848
CPFL Energia SA	600	11,930
Cyrela Brazil Realty SA	2,800	33,159
Diagnosticos da America SA	3,600	31,580
Duratex SA	2,290	19,766
Empresa Brasileira de Aeronautica
SA, ADR	1,100	26,356
Fertilizantes Heringer SA	1,600	9,123
Fibria Celulose SA, SADR (L)	1,104	24,156
Gafisa SA	3,000	20,733
Gerdau SA, SADR	4,100	66,830
Global Village Telecom Holding SA (I)	1,200	38,901
Itau Unibanco Holding SA	3,615	79,494
JBS SA	2,700	12,070
JHSF Participacoes SA	2,000	3,666
LLX Logistica SA (I)	587	2,763
Localiza Rent A Car	300	3,171
Lojas Americanas SA	1,300	8,041
Lojas Renner SA	1,500	34,414
Lupatech SA	100	1,355
Mmx Mineracao E Metalicos Sa (I)	165	1,247
MMX Mineracao e Metalicos SA (I)	300	2,282
Natura Cosmeticos SA	1,100	22,330
Obrascon Huarte Lain Brasil SA	200	4,611
Odontoprev SA (I)	100	3,472
Perdigao SA	492	13,252
Petroleo Brasileiro SA, ADR (L)	4,000	177,960
Petroleo Brasileiro SA, SADR	5,600	221,704
Plascar Participacoes Industriais SA	700	1,334
Porto Seguro SA	1,300	13,158
Rossi Residencial SA	4,800	33,442
Sao Martinho SA (I)	500	4,580
Souza Cruz SA	400	13,946
Sul America SA	900	24,419
Tele Norte Leste Participacoes SA	400	8,592
Telecomunicacoes de Sao Paulo SA	600	10,989
Terna Participacoes SA (I)	800	17,256
Tim Participacoes SA	400	11,104
Totvs SA	100	6,297
Ultrapar Participacoes SA	200	9,616
Ultrapar Participacoes SA, ADR	300	14,529
Usinas Siderurgicas de Minas Gerais SA	700	24,538
Vale SA (L)	7,000	225,330
Vale SA, SADR (L)	9,600	266,496
Vivo Participacoes SA	500	13,555
Weg SA	2,400	25,642

		2,207,472
Canada - 2.05%
Absolute Software Corp. (I)	200	1,136
Aecon Group, Inc.	200	2,672

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
AGF Management, Ltd.	1,356	$24,085
Agnico-Eagle Mines, Ltd.	700	39,106
Agrium, Inc.	1,000	70,713
Alamos Gold, Inc.	1,600	21,377
Alimentation Couche Tard, Inc.	600	10,935
Astral Media, Inc.	600	21,031
Aurizon Mines, Ltd.	1,500	7,060
Bank of Montreal	2,228	135,240
Bank of Nova Scotia	3,235	162,061
Bankers Petroleum, Ltd. (I)	700	6,313
Barrick Gold Corp.	3,800	145,804
BCE, Inc.	1,917	56,341
Biovail Corp.	1,500	25,092
Birchcliff Energy, Ltd. (I)	1,700	14,679
Bmtc Group, Inc., Class A	100	3,515
Bombardier, Inc.	7,600	46,618
Boralex, Inc. (I)	200	2,089
CAE, Inc.	2,909	28,413
Calfrac Well Services, Ltd.	100	2,087
Calvalley Petroleums, Inc. (I)	500	1,634
Cameco Corp.	1,800	49,287
Canaccord Capital, Inc.	1,200	13,115
Canada Bread Company, Ltd.	100	5,045
Canadian Imperial Bank of Commerce	1,354	98,919
Canadian National Railway Company	1,700	103,173
Canadian Natural Resources, Ltd.	2,000	148,023
Canadian Pacific Railway, Ltd.	900	50,722
Canadian Tire Corp., Ltd.	600	32,751
Canadian Utilities, Ltd.	600	29,006
Canadian Western Bank	400	9,531
Canfor Corp.	2,100	19,539
Cangene Corp. (I)	400	1,694
Capstone Mining Corp. (I)	4,700	13,975
Cardiome Pharma Corp. (I)	300	1,979
Cascades, Inc.	500	4,017
CCL Industries, Inc.	500	13,898
Celestica, Inc. (I)	2,600	28,415
Cenovus Energy, Inc.	2,956	77,214
CGI Group, Inc. (I)	2,300	34,421
CI Financial Corp.	800	16,935
Cogeco Cable, Inc.	400	16,258
Colossus Minerals, Inc. (I)	1,100	7,549
Compton Petroleum Corp. (I)	600	555
Connacher Oil and Gas, Ltd. (I)	1,300	1,907
ConnectEast Group	52,436	21,618
Corus Entertainment, Inc.	1,200	23,453
Cott Corp. (I)	800	6,238
Crew Energy, Inc. (I)	300	5,131
Crystallex International Corp. (I)	1,900	599
Daylight Resources Trust	1,870	19,369
Denison Mines Corp. (I)	7,400	10,783
Descartes Systems Group, Inc. (I)	600	3,875
Detour Gold Corp. (I)	400	7,471
Domtar Corp. (I)	400	25,764
Dorel Industries, Inc., Class B	200	6,380
Dragonwave, Inc. (I)	700	6,472
Dundee Precious Metals, Inc.	400	1,260
DundeeWealth, Inc.	600	8,808
Eastern Platinum, Ltd. (I)	26,100	38,033
Eldorado Gold Corp. (I)	2,700	32,778
Empire Company, Ltd.	200	10,374
Enbridge, Inc.	1,254	59,808
EnCana Corp.	2,956	91,970
Ensign Energy Services, Inc.	900	13,026
Equinox Minerals, Ltd. (I)	2,200	8,296

86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
European Goldfields, Ltd. (I)	900	$6,194
Evertz Technologies, Ltd.	100	1,407
Exfo Electro Optical Engineering, Inc. (I)	55	344
Fairborne Energy, Ltd. (I)	400	1,501
Fairfax Financial Holdings, Ltd.,
Canadian Exchange	100	37,602
Finning International, Inc.	1,300	23,551
First Quantum Minerals, Ltd.	1,000	82,282
FirstService Corp. (I)	200	4,569
Flint Energy Services, Ltd. (I)	200	2,412
FNX Mining Company, Inc. (I)	400	5,344
Fortis, Inc.	900	25,600
Forzani Group, Ltd.	200	2,816
Franco-Nevada Corp.	800	21,464
Galleon Energy, Inc. (I)	300	2,035
Gammon Gold, Inc. (I)	1,200	8,590
Garda World Security Corp. (I)	200	2,119
George Weston, Ltd.	400	27,628
Gerdau Ameristeel Corp.	1,300	10,240
Gildan Activewear, Inc. (I)	1,000	26,308
Glacier Media, Inc. (I)	600	1,311
GMP Capital, Inc.	600	8,418
Goldcorp, Inc.	2,669	99,728
Great Canadian Gaming Corp. (I)	400	2,895
Great-West Lifeco, Inc.	1,000	28,711
Groupe Aeroplan, Inc.	2,900	30,409
Harry Winston Diamond Corp.	200	1,969
Home Capital Group, Inc.	400	17,026
HudBay Minerals, Inc. (I)	800	10,011
Husky Energy, Inc.	800	22,945
IAMGOLD Corp.	2,200	29,242
IGM Financial, Inc.	700	30,739
Imax Corp. (I)	300	5,394
Imperial Oil, Ltd.	900	34,763
Industrial Alliance Insurance and Financial
Services, Inc.	900	31,015
Inmet Mining Corp.	700	40,671
Intact Financial Corp.	800	35,296
Intertape Polymer Group, Inc.	2,100	6,865
Iteration Energy, Ltd. (I)	4,700	6,479
Ivanhoe Energy, Inc. (I)	900	2,942
Ivanhoe Mines, Ltd. (I)	2,800	48,934
Kingsway Financial Services, Inc.	1,600	2,521
Kinross Gold Corp.	3,800	64,989
Kirkland Lake Gold, Inc. (I)	1,000	7,473
Lake Shore Gold Corp. (I)	2,500	6,203
Laurentian Bank of Canada	300	12,734
Leon’s Furniture, Ltd.	300	3,843
Linamar Corp.	400	7,499
Loblaw Companies, Ltd.	800	29,546
Lundin Mining Corp. (I)	1,400	7,430
MacDonald Dettwiler & Associates, Ltd. (I)	400	14,867
Magna International, Inc.	400	24,753
Major Drilling Group International	100	2,521
Maple Leaf Foods, Inc.	400	4,068
Maxim Power Corp. (I)	100	321
MDS, Inc. (I)	2,500	20,135
Mercator Minerals, Ltd. (I)	2,600	6,528
Methanex Corp.	800	19,377
Metro, Inc.	900	37,315
Migao Corp. (I)	1,300	9,024
Miranda Technologies, Inc. (I)	300	1,374
National Bank of Canada	700	42,621
Neo Material Technologies, Inc. (I)	700	2,736
Nexen, Inc.	3,234	80,018

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Niko Resources, Ltd.	400	$42,664
Norbord, Inc.	60	930
North American Energy Partners, Inc. (I)	700	6,672
North American Palladium, Ltd. (I)	200	813
Northern Dynasty Minerals, Ltd.	500	4,765
Northgate Minerals Corp.	1,600	4,805
NuVista Energy, Ltd.	800	9,176
Onex Corp.	800	22,756
Open Text Corp. (I)	600	28,610
OPTI Canada, Inc. (I)	1,100	2,231
Osisko Mining Corp. (I)	2,300	20,041
Pacific Rubiales Energy Corp. (I)	400	7,770
Pan American Silver Corp.	600	13,812
Paramount Resources, Ltd. (I)	200	3,342
Pason Systems, Inc.	1,200	13,505
PetroBakken Energy, Ltd., Class A	921	24,049
Petrobank Energy & Resources, Ltd. (I)	1,000	54,763
Petrolifera Petroleum, Ltd. (I)	400	378
Potash Corp. of Saskatchewan, Inc.	900	107,470
Power Corp. of Canada	1,800	54,338
Power Financial Corp.	900	29,685
Progress Energy Resources Corp.	1,300	15,065
Quadra Mining, Ltd. (I)	300	4,593
Quest Capital Corp. (I)	1,200	1,560
Red Back Mining, Inc. (I)	1,900	38,818
Reitman’s Canada, Ltd.	500	8,812
Research In Motion, Ltd. (I)	1,600	118,545
Richelieu Hardware, Ltd.	700	15,879
Ritchie Bros. Auctioneers, Inc.	700	15,101
Rogers Communications, Inc.	1,900	64,895
RONA, Inc. (I)	1,300	19,635
Royal Bank of Canada	4,977	291,274
Russel Metals, Inc.	1,100	21,910
Samuel Manu-Tech, Inc.	100	485
Sandvine Corp. (I)	7,000	13,509
Saputo, Inc.	1,100	32,037
Savanna Energy Services Corp.	400	2,741
SEMAFO, Inc. (I)	1,800	10,031
Shaw Communications, Inc., Class B	1,700	33,660
Shawcor, Ltd., Class A	600	16,624
Sherritt International Corp.	3,300	26,188
Shoppers Drug Mart Corp.	900	38,671
Shore Gold, Inc. (I)	1,200	1,217
Silver Standard Resources, Inc. (I)	600	10,610
Silver Wheaton Corp. (I)	2,100	32,979
Silvercorp Metals, Inc.	500	3,431
SNC-Lavalin Group, Inc.	700	34,192
Stantec, Inc. (I)	200	5,201
Stella-Jones, Inc.	200	5,740
Storm Exploration, Inc. (I)	200	2,052
Sun Life Financial, Inc.,
Canadian Exchange	3,646	117,279
Suncor Energy, Inc.	10,139	329,731
Talisman Energy, Inc.	5,500	94,063
Tanzanian Royalty Exploration Corp. (I)	1,900	7,782
Taseko Mines, Ltd. (I)	900	4,705
Teck Resources, Ltd.	2,700	117,634
Tesco Corp. (I)	200	2,334
The Jean Coutu Group (PJC), Inc.	1,500	14,665
The Toronto-Dominion Bank	3,600	268,321
Thompson Creek Metals Company, Inc. (I)	400	5,403
Thomson Corp.	1,412	51,383
Tim Hortons, Inc.	1,400	45,571
Timminco, Ltd.	300	242
TMX Group, Inc.	500	14,729

87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Toromont Industries, Ltd.	500	$14,616
Torstar Corp.	400	3,927
Trans-Canada Corp.	2,555	93,632
TransAlta Corp.	1,400	30,973
Transcontinental, Inc.	500	6,710
Trican Well Service, Ltd.	1,500	19,406
Trinidad Drilling, Ltd.	2,100	14,391
Uex Corp. (I)	800	670
Uni-Select, Inc.	200	5,275
Uranium One, Inc. (I)	7,500	19,790
UTS Energy Corp. (I)	2,400	5,742
Ventana Gold Corp. (I)	800	7,404
Vero Energy, Inc. (I)	300	1,716
Viterra, Inc.	3,072	29,007
Waste Services, Inc. (I)	400	3,956
West Fraser Timber Company, Ltd.	300	11,410
Western Financial Group, Inc.	600	2,020
Wi-LAN, Inc.	1,000	2,786
Yamana Gold, Inc.	5,300	52,444

		5,940,847
Cayman Islands - 0.11%
China Dongxiang Group Company	27,000	19,322
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	11,029
Fresh Del Monte Produce, Inc.	1,000	20,250
Garmin, Ltd. (L)	2,100	80,808
Greenlight Capital Re, Ltd., Class A (I)	600	16,008
Herbalife, Ltd.	1,000	46,120
Hopewell Highway
Infrastructure, Ltd., GDR	12,600	8,605
Seagate Technology	5,400	98,604
United America Indemnity, Ltd. (I)	900	8,613
Xinao Gas Holdings, Ltd.	4,000	10,201

		319,560
Chile - 0.10%
Banco de Chile	516	29,856
Banco Santander Chile SA, ADR	300	20,466
CAP SA	353	11,288
Centros Comerciales Sudamericanos SA (I)	5,133	20,151
Cia Cervecerias Unidas SA, ADR	500	18,755
Cia General de Electricidad	1,916	12,049
Colbun SA	49,226	12,617
CorpBanca SA, SADR	100	4,300
Empresa Nacional de Electricidad SA, ADR	500	23,495
Empresa Nacional de
Telecomunicaciones SA (I)	1,081	14,707
Empresas Copec SA	2,167	32,417
Empresas La Polar SA	1,236	6,807
Enersis SA, SADR	1,400	27,986
Lan Airlines SA, SADR	900	15,885
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares (L)	600	22,434
Vina Concha Y Toro SA, ADR (L)	300	13,470

		286,683
China - 0.71%
AAC Acoustic Technology Holdings, Inc.	10,000	16,722
Ajisen China Holdings, Ltd.	8,000	7,863
Aluminum Corp. China, Ltd. (I)	1,300	33,462
Angang Steel Company, Ltd., (Class H)	10,000	18,254
Anhui Conch Cement Company, Ltd.	4,000	26,374
Anta Sports Products, Ltd.	1,000	1,645
Bank of China, Ltd. (Class H)	321,000	170,350

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Bank of Communications
Company, Ltd., Class H	25,000	$29,751
Beijing Capital International Airport
Company, Ltd., Class H	26,000	15,443
Beijing Datang Power Generation
Compnay, Ltd., Class H	26,000	11,798
BYD Company, Ltd., Class H	3,000	29,664
China BlueChemical, Ltd.	18,000	11,699
China Citic Bank Corp, Ltd.	21,000	15,789
China Coal Energy Company, Series H	22,000	34,273
China Communications
Construction Company, Ltd.	22,000	20,752
China Communications Services
Corp., Ltd., Class H	28,000	14,112
China Construction Bank Corp.	200,000	163,226
China COSCO Holdings Company, Ltd.	18,500	24,416
China Eastern Airlines Corp., Ltd.	60,000	30,614
China Huiyuan Juice Group, Ltd.	11,000	7,851
China Life Insurance Company, Ltd., SADR	2,000	144,080
China Merchants Bank Company, Ltd.	17,628	47,586
China Molybdenum Company, Ltd.	18,000	15,109
China National Building
Material Company, Ltd.	10,000	19,295
China National Materials Company, Ltd.	11,000	7,311
China Oilfield Services, Ltd.	10,000	14,636
China Petroleum & Chemical Corp.	700	57,568
China Railway Construction Corp. (I)	9,500	11,668
China Railway Group, Ltd. (I)	23,000	16,473
China Shenhua Energy Company, Ltd.	13,500	57,911
China Shineway
Pharmaceutical Group, Ltd.	5,000	13,867
China Shipping Container Lines
Company, Ltd. (I)	47,000	18,706
China Shipping
Development Company, Ltd.	10,000	16,278
China Southern Airlines Company, Ltd.	60,000	26,768
China Telecom Corp., Ltd., ADR	500	24,495
China Yurun Food Group, Ltd.	10,000	30,346
Country Garden Holdings Company	32,000	11,394
Dongfang Electrical
Machinery Company, Ltd.	2,400	13,419
Dongfeng Motor Group Company, Ltd.	30,000	48,518
Epure International, Ltd.	17,000	11,454
Foxconn International Holdings, Ltd. (I)	10,000	10,543
Fufeng Group, Ltd.	10,000	6,638
Great Wall Motor Company, Ltd.	4,000	8,399
Greentown China Holdings, Ltd.	11,500	16,149
Guangdong Investment, Ltd.	34,000	18,397
Guangzhou R&F Properties
Company, Ltd., Class H	10,000	16,367
Hidili Industry International
Development, Ltd. (I)	13,000	14,033
Huaneng Power International, Inc.	500	11,620
Hunan Non Ferrous Metal Corp., Ltd.	12,000	4,863
Industrial & Commercial Bank
of China, Ltd.	194,000	147,854
Jiangxi Copper Company, Ltd., Class H	4,000	8,869
Kingsoft Corp., Ltd.	12,000	9,403
KWG Property Holding, Ltd.	14,500	10,426
Lenovo Group, Ltd. (I)	34,000	23,360
Maanshan Iron & Steel Company, Ltd.	22,000	12,661
New World Department Store China	8,000	7,666
PetroChina Company, Ltd., (Class H)	92,000	107,865
PICC Property & Casualty
Company, Ltd., Class H	22,000	22,326

88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Semiconductor Manufacturing
International Corp. (I)	265,000	$34,047
Shanghai Electric Group Company, Ltd. (I)	26,000	12,634
Shui On Land, Ltd.	12,650	6,437
Sinopec Shanghai
Petrochemical Company, Ltd.	300	11,892
Sinotrans Shipping, Ltd.	15,500	7,367
Sinotrans, Ltd., Class H	11,000	3,036
Tencent Holdings, Ltd.	2,900	58,010
Tingyi Cayman Islands Holding Corp.	10,000	23,513
Tsingtao Brewery Company, Ltd., Series H	2,000	10,074
Uni-President China Holdings, Ltd.	16,000	9,730
Want Want China Holdings, Ltd.	15,000	10,600
Xingda International Holdings, Ltd.	14,000	7,739
XTEP International Holdings	14,500	11,455
Yanzhou Coal Mining Company, Ltd.	1,300	31,330
Yanzhou Coal Mining
Company, Ltd., (Class H)	4,000	9,600
Zhaojin Mining Industry Company., Ltd.	6,000	11,759
Zhejiang Expressway
Company, Ltd., Class H	12,000	10,811
Zhuzhou CSR Times
Electric Company, Ltd.	4,000	7,551
Zijin Mining Group, Ltd.	26,000	20,440
ZTE Corp., Class H	1,400	8,487

		2,054,891
Cyprus - 0.01%
Globaltrans Investment PLC, GDR	741	9,670
ProSafe ASA (I)	954	4,995
Prosafe Production Public, Ltd. (I)	2,200	5,459

		20,124
Czech Republic - 0.03%
CEZ AS	757	35,767
Komercni Banka AS	109	22,129
Telefonica O2 Czech Republic AS (I)	798	18,632

		76,528
Denmark - 0.20%
A P Moller Maersk AS, Series A	5	38,044
Bavarian Nordic AS (I)	225	9,305
Carlsberg AS	702	58,960
Coloplast AS	150	16,512
D.S. Norden A/S	50	2,167
Danisco AS (I)	415	31,043
Danske Bank AS	1,778	43,785
DSV AS, ADR	687	12,290
East Asiatic Company, Ltd. AS	298	9,304
Fionia Bank AS (I)	550	0
FLS Industries AS	534	37,095
Genmab AS (I)	380	4,784
GN Store Nord AS	2,000	11,972
H. Lundbeck AS	487	9,176
Jyske Bank AS	712	25,291
NeuroSearch AS (I)	102	3,121
NKT Holding AS	119	6,560
Novo Nordisk A/S	1,400	107,968
Novozymes AS	250	27,649
PER Aarsleff AS	90	8,058
Rockwool International AS	100	10,744
Schouw & Company AS	100	2,326
SimCorp AS	51	9,424
Sjaelso Gruppen AS	150	250
Spar Nord Bank AS	600	6,313
Sydbank AS	399	10,698

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Topdanmark AS	65	$8,467
Torm AS	300	3,078
TrygVesta AS	177	11,682
Vestas Wind Systems AS	756	41,305

		567,371
Finland - 0.33%
Ahlstrom Oyj	715	11,517
Alma Media Oyj	1,123	11,040
Amer Sports Oyj	1,470	17,378
Atria PLC	525	8,724
Cargotec Corp. Oyj	270	7,803
Cramo Oyj	941	18,507
Elisa Oyj, Class A	806	16,630
Fortum Oyj	2,649	64,836
Huhtamaki Oyj	1,487	16,213
KCI Konecranes Oyj	207	6,121
Kemira Oyj	1,294	13,835
Kesko Oyj	774	30,484
Kone Corp Oyj	165	6,824
M-real Oyj	5,400	15,486
Metra Oyj	696	35,287
Metso Oyj	2,220	71,551
Neste Oil Oyj (L)	398	6,933
Nokia AB Oyj	3,799	59,079
Nokia Oyj	8,000	124,320
Nokian Renkaat Oyj	853	22,134
Oriola-KD Oyj (L)	3,601	23,706
Orion Oyj, Series A	518	11,372
Orion Oyj, Series B	915	20,234
Outokumpu Oyj	1,422	31,259
Outotec Oyj	128	4,600
Pohjola Bank PLC	2,267	25,504
Poyry Oyj	603	8,749
Ramirent Oyj (I)	239	2,523
Rautaruukki Oyj	824	17,828
Ruukki Group Oyj	3,552	9,708
Sampo Oyj	2,893	76,815
Sanoma Oyj	694	15,381
Stockmann Oyj Abp, Series B	271	9,881
Stora Enso Oyj, Series R	4,914	37,487
TietoEnator Oyj	537	12,441
Tikkurila Oy (I)(L)	323	6,644
UPM-Kymmene Oyj (L)	3,521	46,778
Vacon Oyj	243	9,880
Vaisala Oyj	274	8,244
YIT Oyj	616	14,239

		957,975
France - 1.75%
Accor SA	679	37,517
Aeroports de Paris	235	19,334
Air France KLM	1,136	17,979
Air Liquide SA	1,026	123,011
Alcatel-Lucent	10,870	34,262
Alcatel-Lucent, SADR	1,300	4,056
Alstom SA	940	58,689
Alten SA	466	13,120
April Group SA	269	9,231
Arkema	378	14,007
Atos Origin SA	196	9,830
AXA SA	10,603	235,589
BioMerieux SA (I)	61	7,001
BNP Paribas	3,892	298,578
Bonduelle SCA	60	6,710

89

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Bongrain SA	43	$3,142
Bourbon SA	181	7,826
Bouygues SA	1,336	67,243
Bureau Veritas SA	318	16,883
Cap Gemini SA	1,092	53,841
Carbone Lorraine SA	322	11,705
Carrefour SA	2,216	106,915
Casino Guichard Perrachon SA	384	32,479
Christian Dior SA	341	36,338
Cie de Saint-Gobain SA	2,672	128,179
Cie Generale de Geophysique-Veritas	928	26,279
CNP Assurances SA	228	21,515
Compagnie Generale de
Geophysique-Veritas	800	22,656
Compagnie Generale des Etablissements
Michelin, Class B	789	58,057
Compagnie Plastic Omnium SA	375	13,628
Credit Agricole SA	3,667	64,119
Danone SA	2,253	135,821
Dassault Systemes SA (I)	135	7,993
Dassault Systemes SA	178	10,538
Delachaux SA	38	2,058
Eiffage SA	162	8,386
Electricite de France	876	47,838
Essilor International SA	954	60,862
Esso SAF	21	2,688
Etablissements Maurel et Prom SA	1,051	17,078
Etam Developpement SA	178	5,940
Euler Hermes SA	217	16,187
European Aeronautic Defence &
Space Company	2,586	51,927
Eutelsat Communications (I)	618	21,953
Financiere Marc de Lacharriere SA	165	8,217
France Telecom SA	4,730	113,280
France Telecom SA, SADR (I)	2,800	67,284
GDF Suez	5,048	195,164
Gemalto NV	759	32,871
GFI Informatique SA	1,624	6,650
GL Events SA (I)	168	4,490
Groupe Eurotunnel SA	2,241	22,852
Groupe Steria SA	719	22,195
Guyenne & Gascogne SA	102	9,524
Havas SA	9,811	49,314
Hermes International SA	266	36,976
Iliad SA	179	18,444
Imerys SA	456	28,131
Ingenico SA	460	11,494
International Metal Service SA	172	2,644
Ipsen SA	190	9,280
Ipsos SA	285	10,066
JC Decaux SA	642	17,926
Korian (I)	370	9,460
L’Oreal SA	849	89,201
Lafarge SA	1,323	92,935
Lagardere S.C.A	829	33,580
Legrand SA, ADR	628	19,818
LVMH Moet Hennessy SA	803	93,721
M6-Metropole Television	679	17,541
Meetic	378	11,594
Natixis	8,403	45,278
Neopost SA (I)	268	21,428
Nexans SA	342	29,181
Orpea SA (I)	163	6,799
PagesJaunes Groupe SA (L)	975	11,204
Penauille Polyservices SA	416	1,928

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Pernod-Ricard SA	1,162	$98,583
Peugeot SA	1,042	30,734
Pierre & Vacances SA	194	14,625
PPR	493	65,556
Publicis Groupe SA	660	28,260
Rallye SA	340	12,551
Remy Cointreau SA	111	5,738
Renault SA	1,363	64,001
Rexel SA	817	12,402
Rhodia SA	508	10,542
Rubis SA	137	11,946
Sa des Ciments Vicat	137	10,737
Safran SA	1,294	33,756
Saft Groupe SA (I)	384	15,227
Sanofi-Aventis SA	101	7,541
Sanofi-Aventis SA	8,840	330,262
Schneider Electric SA	1,276	149,448
SCOR SE	1,334	33,681
SEB SA	170	11,266
Sechilienne-Sidec SA	300	9,933
SeLoger.com	403	15,996
Societe BIC SA	221	16,912
Societe Generale	2,563	161,010
Societe Television Francaise	258	4,780
Sodexho Alliance	416	24,881
SOITEC (I)	1,651	25,516
Somfy SA	66	12,922
SR Teleperformance SA	626	21,572
Stallergenes SA	185	14,496
STMicroelectronics NV	3,619	35,948
Suez Environnement SA	1,413	32,477
Technip SA	901	73,139
Thales SA	491	19,691
Theolia SA (I)	179	740
Total SA	2,048	118,939
UbiSoft Entertainment SA (I)	662	9,095
Valeo SA	771	27,464
Vallourec SA	285	57,546
Veolia Environnement	900	31,113
Veolia Environnement SA	471	16,376
Vilmorin & Compagnie SA	121	12,430
Vinci SA	1,530	90,255
Vivendi SA	5,600	150,049
Wendel	66	3,927
Zodiac SA	501	24,666

		5,058,187
Germany - 1.49%
Aareal Bank AG	1,065	23,314
Adidas-Salomon AG	1,204	64,290
Aixtron AG	2,020	72,682
Allianz SE	1,994	250,120
Axel Springer AG	80	9,252
BASF SE	3,547	220,096
Bayer AG	3,193	216,027
Bayerische Motoren Werke (BMW) AG	1,522	70,149
Beiersdorf AG	429	25,629
Bilfinger Berger AG	616	41,029
Biotest AG	188	9,747
Carl Zeiss Meditec AG	602	9,637
Celesio AG	622	19,888
Commerzbank AG	5,493	47,076
CPBVolkswagen AG	295	28,507
Daimler AG	4,400	206,844
Demag Cranes AG	396	13,879

90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Bank AG (I)(L)	3,900	$299,793
Deutsche Boerse AG	811	60,132
Deutsche Lufthansa AG	391	6,487
Deutsche Post AG	4,250	73,600
Deutsche Postbank AG	658	21,099
Deutsche Telekom AG	13,917	188,701
Deutsche Wohnen AG	1,651	16,741
Deutz AG	380	2,226
Douglas Holding AG	377	17,423
Duerr AG	342	7,854
DVB Bank AG	130	4,390
E.ON AG	6,886	254,304
ElringKlinger AG	874	21,771
Evotec AG (I)	5,636	15,218
Fielmann AG	101	8,133
Fraport AG, ADR	382	20,086
Freenet AG (I)	594	7,335
Fresenius AG	201	14,968
Fresenius Medical Care AG &
Company KGaA	1,000	56,160
GEA Group AG	1,483	34,385
Generali Deutschland Holding	157	17,861
Gerresheimer AG	197	6,162
GFK AG	202	7,362
Gildemeister AG	331	4,448
Grenkeleasing AG	302	12,895
Hamburger Hafen und Logistik AG	130	4,933
Hannover Rueckversicherung AG	384	18,971
HeidelbergCement AG	867	48,389
Heidelberger Druckmaschinen AG	300	2,160
Henkel AG & Company, KGaA	916	42,422
Hochtief AG	395	33,147
Infineon Technologies AG (I)	1,444	10,007
Infineon Technologies AG (I)	11,647	80,914
IVG Immobilien AG	981	8,575
Jenoptik AG (L)	706	4,167
K&S AG	906	55,013
Kloeckner & Company SE	166	4,907
Kontron AG	927	9,069
Krones AG	110	5,659
KWS Saat AG	30	5,167
Lanxess AG	182	8,388
Leoni AG	304	7,050
Linde AG	757	90,176
MAN AG	685	57,358
Medion AG	481	6,497
Merck KGaA	358	28,998
Metro AG	461	27,349
MLP AG	663	6,985
MTU Aero Engines Holding AG	247	14,372
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	882	143,163
MVV Energie AG	213	8,887
Norddeutsche Affinerie AG	508	26,136
Nordex AG (I)	111	1,267
Pfeiffer Vacuum Technology AG	139	10,609
Pfleiderer AG	325	2,142
Praktiker Bau- und Heimwerkermaerkte AG	439	4,701
Premiere AG (I)	4,951	12,763
Puma AG	48	15,212
Q-Cells AG (I)	211	2,098
Qiagen AG (I)	1,865	42,965
Rheinmetall AG	265	18,979
Rhoen-Klinikum AG	1,133	29,000
RWE AG	1,261	111,772

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Salzgitter AG	344	$31,870
SAP AG	2,700	130,059
SGL Carbon AG	224	6,534
Siemens AG	3,200	319,904
Sixt AG	395	12,639
SMA Solar Technology AG	59	7,234
Software AG	261	31,093
Solarworld AG (L)	724	10,901
Solon AG Fuer Solartechnik AG (I)	197	1,364
Stada Arzneimittel AG	532	20,943
Suedzucker AG	616	13,598
Symrise AG	1,131	26,885
ThyssenKrupp AG	1,790	61,568
Tognum AG	1,002	18,845
TUI AG (L)	2,754	30,989
United Internet AG	711	10,778
Vossloh AG	56	5,982
Wacker Chemie AG	99	14,740
Wacker Construction Equipment AG	190	2,177
Wincor Nixdorf AG	298	20,187
Wire Card AG	551	5,212

		4,301,569
Gibraltar - 0.00%
PartyGaming PLC	2,309	11,242
Greece - 0.16%
Agricultural Bank of Greece SA	2,722	5,635
Alapis Holding Industrial &
Commercial SA (I)	9,369	5,584
Alpha Bank A.E.	4,746	45,348
Bank of Greece SA	162	9,929
Coca Cola Hellenic Bottling Company SA	1,000	26,710
Diagnostic & Therapeutic Center of Athens
Hygeia SA	1,997	3,687
EFG Eurobank Ergasias SA	3,504	32,255
Fourlis SA	160	1,918
GEK Group of Companies SA	925	6,846
Geniki Bank SA	5,681	4,875
Greek Postal Savings Bank SA	615	3,162
Hellenic Petroleum SA (I)	1,357	15,554
Hellenic Technodomiki Tev SA (I)	2,313	13,042
Hellenic Telecommunications
Organization SA	931	11,598
Marfin Financial Group SA Holdings (I)	6,690	15,445
Metka SA	436	6,310
Michaniki SA	2,623	3,035
Motor Oil Hellas Corinth Refineries SA	798	11,319
Mytilineos Holdings SA	1,928	12,952
National Bank of Greece SA	5,031	101,724
OPAP SA	1,350	30,725
Piraeus Bank SA	5,752	50,370
Proton Bank SA	1,023	1,894
Public Power Corp. SA	1,004	17,757
Terna Energy SA	278	2,026
Titan Cement Company SA	454	12,075
Viohalco SA	1,796	9,784

		461,559
Guernsey, C.I. - 0.03%
Amdocs, Ltd. (I)	2,900	87,319
Hong Kong - 1.01%
Agile Property Holdings, Ltd.	8,000	10,895
Alibaba.com, Ltd. (I)	5,500	10,981
Allied Group, Ltd. (I)	2,000	5,744
Allied Properties HK, Ltd.	20,000	4,164

91

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
AMVIG Holdings, Ltd.	4,000	$1,850
Apac Resources, Ltd.	100,000	7,361
Asia Financial Holdings, Ltd.	22,000	8,591
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	10,178
ASM Pacific Technology, Ltd.	1,800	16,976
Associated International Hotels, Ltd.	2,000	4,121
Bank of East Asia, Ltd.	10,716	39,686
Beijing Enterprises Holdings, Ltd.	4,000	27,828
Belle International Holdings, Ltd.	23,000	30,648
BOC Hong Kong Holdings, Ltd.	13,500	32,148
Brilliance China Automotive Holdings, Ltd.	68,000	19,306
C C Land Holdings, Ltd.	7,000	2,950
Cafe de Coral Holdings, Ltd. (I)	2,000	4,692
Cathay Pacific Airways, Ltd.	8,000	16,803
Chaoda Modern Agriculture
Holdings, Ltd. (I)	28,480	30,212
Chaoyue Group, Ltd. (I)	45,000	4,638
Cheung Kong Holdings, Ltd.	7,000	90,033
Cheung Kong Infrastructure Holdings, Ltd.	4,000	15,392
China Agri-Industries Holdings, Ltd.	8,000	11,017
China Everbright International, Ltd.	16,000	8,121
China Everbright, Ltd.	4,000	10,631
China Gas Holdings, Ltd. (I)	16,000	8,965
China Grand Forestry
Resources Group, Ltd.	26,000	1,053
China Green Holdings, Ltd.	3,000	3,773
China Mengniu Dairy Company, Ltd.	3,000	9,327
China Merchants Holdings
International Company, Ltd.	6,321	23,061
China Mobile, Ltd.	1,500	14,404
China Mobile, Ltd.	5,100	245,412
China Overseas Land & Investment, Ltd.	16,960	38,184
China Pharmaceutical Group, Ltd.	14,000	8,659
China Power New Energy Development
Company, Ltd. (I)	100,000	10,663
China Resource Power Holdings, Ltd.	8,000	17,110
China Resources Enterprises, Ltd.	8,000	29,502
China Resources Gas Group, Ltd.	6,000	8,393
China Resources Land, Ltd.	12,000	25,875
China State Construction
International Holdings, Ltd.	18,000	7,012
China Taiping Insurance
Holdings Company, Ltd.	7,000	24,452
China Travel International Investment
Hong Kong, Ltd.	22,000	5,963
China Unicom Hong Kong, Ltd.	3,803	42,403
China WindPower Group, Ltd. (I)	80,000	9,254
Citic 1616 Holdings, Ltd.	27,000	9,063
CITIC Resources Holdings, Ltd.	11,500	2,865
CLP Holdings, Ltd.	7,500	53,547
Cnnc International, Ltd. (I)	10,000	8,869
CNOOC, Ltd.	600	99,048
CNPC Hong Kong, Ltd.	16,000	22,353
Coastal Greenland, Ltd.	4,000	283
COFCO International, Ltd.	6,000	4,885
Cosco International Holdings, Ltd.	22,427	13,833
COSCO Pacific, Ltd.	6,000	9,076
Dah Sing Banking Group, Ltd.	4,400	6,009
Dah Sing Financial Group	800	4,388
Denway Motors, Ltd.	68,000	36,201
Digital China Holdings, Ltd. (I)	6,000	10,104
Esprit Holdings, Ltd.	5,738	45,167
First Pacific Company	24,000	15,502
Fosun International	22,500	17,957

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Franshion Properties China, Ltd. (I)	40,000	$13,472
Fushan International Energy Group, Ltd.	16,000	12,125
Galaxy Entertainment Group, Ltd. (I)	6,000	2,753
Gcl Poly Energy Holdings, Ltd.	33,000	7,719
Geely Automobile Holdings Company, Ltd.	15,000	7,873
Giordano International, Ltd.	8,000	3,187
Global Bio-Chem Technology
Group Company, Ltd.	10,000	2,503
Glorious Sun Enterprises, Ltd.	30,000	10,685
GOME Electrical Appliances Holdings, Ltd.	57,000	19,107
Great Eagle Holdings, Ltd.	4,108	11,463
Guangzhou Investment Company, Ltd.	48,423	12,936
GZI Transportation, Ltd.	5,640	2,890
Haier Electronics Group Company, Ltd. (I)	16,000	11,236
Hang Lung Group, Ltd.	4,000	21,134
Hang Lung Properties, Ltd.	8,000	32,097
Hang Seng Bank, Ltd.	3,000	41,857
Harbin Power Equipment Company, Ltd.	6,000	4,934
Henderson Land
Development Company, Ltd.	6,000	42,287
Hengan International Group Compnay, Ltd.	4,000	29,764
Hi Sun Technology China, Ltd. (I)	15,000	11,227
HKC Holdings, Ltd.	25,246	2,174
Hong Kong & China Gas Company, Ltd.	15,400	38,390
Hong Kong Aircraft
Engineering Company, Ltd.	800	10,092
Hong Kong Electric Holdings, Ltd.	5,500	32,588
Hong Kong Exchanges & Clearing, Ltd.	3,300	54,979
Hongkong & Shanghai Hotels, Ltd.	8,182	12,615
Hopewell Holdings, Ltd.	6,000	17,793
Hopson Development Holdings, Ltd.	6,000	9,716
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	27,000	4,630
Hutchison Telecommunications
International, Ltd. (I)	27,000	7,407
Hutchison Whampoa, Ltd.	11,000	80,323
Industrial and Commercial Bank of
China Asia, Ltd.	3,106	7,795
Inspur International, Ltd.	45,000	5,897
Johnson Electric Holdings, Ltd.	11,000	7,284
Kerry Properties, Ltd.	4,000	21,418
Kingboard Chemical Holdings, Ltd.	4,500	20,454
Kingboard Laminates Holdings, Ltd.	16,000	13,956
Kowloon Development Company, Ltd.	7,000	8,844
Lee & Man Holding, Ltd.	8,000	5,528
Lee & Man Paper Manufacturing, Ltd.	33,600	26,201
Li & Fung, Ltd.	8,000	39,186
Li Ning Company, Ltd.	5,000	18,084
Lifestyle International Holdings, Ltd.	4,500	8,102
Lonking Holdings, Ltd.	12,000	8,968
Melco International Development (I)	16,000	7,152
Midland Holdings, Ltd.	10,000	10,919
Miramar Hotel &
Investment Company, Ltd.	8,000	8,494
Mongolia Energy Company, Ltd.	21,000	9,657
MTR Corp., Ltd.	7,124	26,820
Neo-neon Holdings, Ltd.	10,000	7,020
New World China Land, Ltd.	33,000	11,749
New World Development Company, Ltd.	17,897	34,910
Nine Dragons Paper Holdings, Ltd.	16,000	26,543
NWS Holdings, Ltd.	4,448	8,854
Orient Overseas International, Ltd.	1,500	11,090
Pacific Andes International Holdings, Ltd.	36,000	6,893
Pacific Basin Shipping, Ltd.	14,000	11,072
Parkson Retail Group, Ltd.	15,000	25,740

92

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
PCCW, Ltd.	17,000	$5,058
Petroasian Energy Holdings, Ltd.	44,000	7,484
Ping An Insurance Group Company
of China, Ltd.	5,500	47,173
Poly Hong Kong Investment, Ltd.	7,000	8,927
Shanghai Industrial Holdings, Ltd.	4,000	18,300
Shangri-La Asia, Ltd.	10,000	19,523
Shenzhen International Holdings, Ltd.	45,000	3,413
Shenzhen Investment, Ltd.	44,000	16,233
Shimao Property Holdings, Ltd., GDR	14,500	26,588
Shougang Concord International
Enterprises Company, Ltd.	12,000	2,527
Shun Tak Holdings, Ltd.	12,000	7,725
Sino Biopharmaceutical, Ltd.	96,000	37,999
Sino Land Company, Ltd.	10,000	19,635
Sino-Forest Corp. (I)	1,200	23,512
Sino-Ocean Land Holdings, Ltd.	31,596	27,851
Sinofert Holdings, Ltd.	34,000	20,307
Sjm Holdings, Ltd.	15,000	9,829
Soho China, Ltd.	15,000	8,539
Star Cruises, Ltd. (I)	54,000	10,767
Stella International Holdings, Ltd.	4,000	8,175
Sun Hung Kai Properties, Ltd.	6,000	90,016
Superb Summit International
Timber Company, Ltd.	89,000	3,435
TAI Cheung Holdings, Ltd.	14,000	8,157
TCC International Holdings, Ltd.	10,000	4,244
Techtronic Industries Company, Ltd.	11,000	8,911
Television Broadcasting Company, Ltd.	3,000	14,446
Texwinca Holdings, Ltd.	12,000	13,248
TPV Technology, Ltd.	10,000	6,712
Transport International Holdings, Ltd.	2,800	9,774
Vitasoy International Holdings, Ltd.	12,000	9,458
Vodone Ltdvodone Ltd.	28,000	10,357
VTech Holdings, Ltd.	2,000	21,698
Wharf Holdings, Ltd.	7,000	39,682
Wheelock and Company, Ltd.	8,000	23,486
Wheelock Properties, Ltd.	15,000	9,569
Wing Hang Bank, Ltd.	1,500	13,674
Yue Yuen Industrial Holdings, Ltd.	7,000	24,230

		2,928,829
Hungary - 0.08%
Egis Gyogyszergyar Nyrt.	93	10,037
Gedeon Richter Rt.	147	31,785
Magyar Telekom Telecommunications PLC	1,300	26,780
MOL Magyar Olaj & Gazipari Rt.	561	57,295
OTP Bank Rt.	2,723	95,430

		221,327
India - 0.63%
Abb, Ltd.	467	8,638
Adani Enterprises, Ltd. (I)	758	7,896
Aditya Birla Nuvo, Ltd.	491	9,914
Ambuja Cements, Ltd.	4,724	12,590
Amtek Auto, Ltd.	2,715	11,705
Asian Paints, Ltd. (I)	192	8,747
Axis Bank, Ltd.	1,198	31,209
Bajaj Auto, Ltd.	241	10,836
Bajaj Holdings and Investment, Ltd.	665	8,860
Balrampur Chini Mills, Ltd.	5,350	10,936
BEML, Ltd. (I)	572	13,384
Bharat Electronics, Ltd.	204	9,998
Bharat Heavy Electricals, Ltd.	439	23,269
Bharat Petroleum Corp., Ltd. (I)	635	7,312

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Bharti Telecom, Ltd.	5,164	$36,095
Bhushan Steel, Ltd. (I)	230	8,589
Bosch, Ltd.	79	8,437
Britannia Industries, Ltd.	195	6,950
Cadila Healthcare, Ltd. (I)	529	9,740
Cairn India, Ltd. (I)	1,480	10,034
Canara Bank (I)	847	7,724
Cesc, Ltd.	886	7,546
Cipla, Ltd. (I)	3,066	23,101
Colgate-palmolive India, Ltd.	468	7,089
Container Corporation of India, Ltd.	286	8,296
Crompton Greaves, Ltd.	1,545	8,969
Cummins India, Ltd.	861	9,792
Dabur India, Ltd. (I)	2,138	7,565
Divi’s Laboratories, Ltd.	640	9,659
DLF, Ltd. (I)	741	5,080
Dr. Reddy’s Laboratories, Ltd., ADR (L)	900	25,407
EID Parry India, Ltd. (I)	1,000	7,568
Essar Oil Ltd (I)	1,027	3,151
Exide Industries, Ltd. (I)	3,342	9,218
Federal Bank, Ltd. (I)	3,403	20,165
Financial Technologies India, Ltd.	236	8,277
GAIL India, Ltd.	1,714	15,603
Geodesic, Ltd.	2,978	7,409
Gillette India, Ltd. (I)	248	7,815
GlaxoSmithKline Pharmaceuticals, Ltd.	235	9,331
Glenmark Pharmaceuticals, Ltd. (I)	334	1,986
Godrej Consumer Products, Ltd.	1,452	8,349
Great Eastern Shipping Company, Ltd.	515	3,357
Gvk Power & Infrastructure, Ltd. (I)	6,734	6,729
HCL Technologies, Ltd.	1,025	8,255
HDFC Bank, Ltd.	300	41,817
HDFC Bank, Ltd.	466	20,052
Hero Honda Motors, Ltd. (I)	572	24,839
Hindalco Industries, Ltd. (I)	6,590	26,621
Hindustan Construction Company, Ltd. (I)	2,378	7,090
Hindustan Petroleum Corp. Ltd. (I)	939	6,652
Hindustan Unilever, Ltd. (I)	1,743	9,243
Housing
Development & Infrastructure, Ltd.	1,200	7,654
ICICI Bank, Ltd., SADR	2,200	93,940
Idea Cellular, Ltd. (I)	2,091	3,058
India Cements, Ltd. (I)	2,973	8,679
Indiabulls Real Estate, Ltd. (I)	4,034	13,660
Indian Oil Corp. Ltd. (I)	1,530	10,080
Infosys Technologies, Ltd.	338	19,670
Infosys Technologies, Ltd., ADR	1,300	76,505
Infrastructure Development Finance
Company, Ltd. (I)	3,824	13,720
ITC, Ltd.	4,223	24,803
IVRCL Infrastructures & Projects, Ltd. (I)	6,650	24,555
Jain Irrigation Systems, Ltd. (I)	395	8,506
Jaiprakash Associates, Ltd. (I)	3,873	12,899
Jaiprakash Power Ventures, Ltd. (I)	5,500	8,250
Jindal Steel & Power, Ltd. (I)	2,802	43,926
JSW Steel, Ltd.	366	10,065
Kotak Mahindra Bank, Ltd.	759	12,594
Larsen & Toubro, Ltd. (I)	550	19,993
LIC Housing Finance, Ltd.	1,077	20,977
Mahindra & Mahindra, Ltd.	2,490	30,421
Maruti Suzuki India, Ltd. (I)	284	9,004
MAX India, Ltd. (I)	1,717	7,903
Moser Baer India, Ltd. (I)	3,670	5,978
Motherson Sumi Systems, Ltd. (I)	2,741	7,558
Mphasis, Ltd.	1,558	21,545

93

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Mundra Port and Special
Economic Zone, Ltd.	820	$14,378
National Aluminium Company, Ltd.	1,121	10,047
NTPC, Ltd.	1,839	8,480
Oil & Natural Gas Corp., Ltd.	1,221	29,726
Patni Computer Systems, Ltd., ADR	300	7,134
Pidilite Industries, Ltd.	3,726	9,638
Piramal Healthcare, Ltd.	649	6,120
Power Finance Corp. Ltd.	2,196	12,643
Procter & Gamble Hygiene & Health
Care, Ltd. (I)	193	8,579
PTC India, Ltd. (I)	2,981	7,383
Punj Lloyd, Ltd.	1,401	5,544
Reliance Capital, Ltd.	1,234	20,788
Reliance Communications, Ltd. (I)	3,426	13,127
Reliance Industries, Ltd. (I)	6,559	157,055
Reliance Infrastructure, Ltd.	523	11,607
Reliance Natural Resources, Ltd. (I)	6,513	9,050
Reliance Power, Ltd. (I)	3,825	12,728
Ruchi Soya Industries, Ltd. (I)	3,000	6,468
Satyam Computer Services, Ltd. (I)	3,019	6,223
Sesa Goa, Ltd. (I)	1,368	14,288
Shree Cement, Ltd.	199	10,505
Shriram Transport Finance Company	782	9,132
Siemens India, Ltd.	576	9,451
State Bank Of India	260	12,022
Steel Authority of India, Ltd.	2,003	11,272
Sterling Biotech, Ltd. (I)	2,768	6,676
Sterlite Industries India Ltd (I)	803	15,202
Sterlite Industries India, Ltd. (I)	1,100	20,471
Sun Pharmaceutical Industries, Ltd. (I)	351	14,037
Sun Tv Network, Ltd.	1,006	9,512
Suzlon Energy, Ltd.	941	1,510
Tanla Solutions, Ltd. (I)	2,423	2,430
Tata Consultancy Services, Ltd. (I)	2,054	35,625
Tata Motors, Ltd., SADR (L)	800	14,768
Tata Power Company, Ltd.	428	13,087
Tata Steel, Ltd.	1,427	20,102
Tata Tea, Ltd.	390	8,445
Tech Mahindra, Ltd. (I)	391	7,421
Titan Industries, Ltd. (I)	216	8,855
Torrent Power, Ltd.	1,000	6,529
Ultratech Cement, Ltd. (I)	371	9,539
Unitech, Ltd. (I)	4,300	7,052
United Phosphorus, Ltd. (I)	3,143	10,385
United Spirits, Ltd. (I)	164	4,806
Welspun-Gujarat Stahl, Ltd.	1,168	7,121
Wipro, Ltd., ADR (L)	1,000	23,310
Wockhardt, Ltd.	1,455	4,489
Zee Entertainment Enterprises, Ltd.	2,844	17,010

		1,836,607
Indonesia - 0.16%
Adaro Energy Tbk	42,500	9,133
Aneka Tambang Tbk PT	15,000	3,958
Astra Agro Lestari Tbk PT (I)	2,000	5,398
Astra International Tbk PT (I)	11,500	52,977
Bakrie & Brothers Tbk PT	182,500	1,465
Bank Central Asia Tbk PT	60,000	36,210
Bank Danamon Indonesia Tbk PT	28,995	16,581
Bank Mandiri Tbk PT	33,500	19,708
Bank Pan Indonesia Tbk PT	104,500	11,370
Barito Pacific Tbk PT	49,500	7,130
Bisi International PT (I)	47,500	7,716
Gudang Garam Tbk PT	5,000	13,605

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Holcim Indonesia Tbk PT	42,000	$9,556
Indah Kiat Pulp and Paper Corp Tbk PT	38,500	9,357
Indocement Tunggal Prakarsa Tbk PT	7,000	10,942
Indofood Sukses Makmur Tbk PT	31,000	12,867
Indosat Tbk PT, ADR	131	3,990
International Nickel Indonesia Tbk PT	24,000	12,433
Jasa Marga PT	36,000	7,083
Kalbe Farma Tbk PT	51,500	10,588
Lippo Karawaci Tbk PT	50,000	3,295
Medco Energi Internasional Tbk PT (I)	35,000	10,004
Perusahaan Gas Negara Tbk PT	41,000	19,112
Perusahaan Perkebunan London Sumatra
Indonesia Tbk	9,000	9,698
PT Bank Rakyat Indonesia (I)	29,500	26,763
PT Bumi Resources	163,500	40,373
PT Telekomunikiasi Indonesia Tbk
PT, SADR	800	28,608
Semen Gresik Persero Tbk PT	11,500	9,210
Timah Tbk PT	35,500	9,272
Unilever Indonesia Tbk PT	14,000	18,664
United Tractors Tbk PT (I)	10,750	21,635

		458,701
Ireland - 0.24%
Accenture PLC, Class A	4,300	180,385
Allied Irish Banks PLC	1,000	3,220
Anglo Irish Bank Corp. PLC	3,621	688
Bank of Ireland (I)	2,000	17,800
C&C Group PLC - London Exchange (I)	1,096	4,962
Covidien PLC	116	5,832
CRH PLC	5,638	140,330
DCC PLC	1,040	26,989
Elan Corp. PLC (I)	3,100	23,498
Experian PLC	5,311	52,211
FBD Holdings PLC (I)	77	761
Grafton Group PLC	1,533	6,578
Greencore Group PLC	532	1,001
Ingersoll-Rand PLC (L)	3,100	108,097
Kerry Group PLC	1,026	31,945
Kingspan Group PLC (I)	1,864	16,120
Paddy Power PLC	155	5,519
United Drug PLC	3,962	13,757
Warner Chilcott PLC (I)	1,600	40,880

		680,573
Israel - 0.16%
Africa Israel Investments, Ltd.	594	7,013
Bank Hapoalim, Ltd. (I)	7,512	33,411
Bank Leumi Le-Israel, Ltd.	8,417	39,578
Bezek Israeli
Telecommunications Corp., Ltd.	7,082	20,083
Cellcom Israel, Ltd.	473	16,475
Elbit Systems, Ltd.	300	19,203
ICL Israel Chemicals, Ltd.	1,847	24,903
Makhteshim-Agam Industries, Ltd. (I)	1,399	6,321
Migdal Insurance Holdings, Ltd.	3,100	6,407
Mizrahi Tefahot Bank, Ltd.	1,337	12,625
NICE Systems, Ltd., SADR (I)	200	6,350
Ormat Industries, Ltd.	811	6,188
Partner Communications Company, Ltd.	700	15,813
Super-Sol, Ltd. (I)	1,097	6,457
Teva Pharmaceutical Industries, Ltd., SADR	3,925	247,589

		468,416
Italy - 0.75%
A2A SpA	6,859	12,856

94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Acea SpA	1,055	$10,714
Acegas-APS SpA	800	4,322
Ansaldo STS SpA	342	7,002
Assicurazioni Generali SpA	4,381	105,078
Autogrill SpA	1,195	14,525
Autostrade SpA	1,159	27,077
Azimut Holding SpA	1,428	18,066
Banca Carige SpA	7,025	19,204
Banca Intermobiliare SpA	2,375	12,802
Banca Monte dei Paschi di Siena SpA	13,824	20,452
Banca Popolare Dell’emilia
Romagna SCRL	946	12,815
Banca Popolare di Milano SpA	3,194	19,859
Banca Popolare Di Sondrio SCRL	1,915	19,206
Banche Popolari Unite SpA	4,010	54,072
Banco di Desio e della Brianza SpA	669	3,887
Banco Popolare Societa Cooperativa	3,700	25,711
Benetton Group SpA	867	7,207
Bulgari SpA (L)	1,321	10,766
Buzzi Unicem SpA	1,110	13,998
Caltagirone Editore SpA	265	694
Cementir SpA	447	1,792
CIR-Compagnie Industriali Riunite SpA	2,773	6,672
Credito Artigiano SpA	655	1,579
Credito Bergamasco SpA	157	5,113
Credito Emiliano SpA	637	4,402
Danieli & C Officine Meccaniche SpA	270	7,258
Davide Campari Milano SpA	1,032	11,041
DiaSorin SpA	185	6,971
Enel SpA	25,513	142,502
Eni SpA SADR (L)	4,900	229,957
Fiat SpA	4,531	59,092
Finmeccanica SpA	2,072	27,614
Fondiaria-Sai SpA	869	13,065
Gemina SpA	17,011	14,737
Geox SpA	1,356	9,413
Hera SpA	6,946	16,347
Immsi SpA	4,536	5,427
Impregilo SpA	4,555	15,756
Intesa Sanpaolo SpA	31,475	117,121
Iride SpA	1,525	2,964
Italcementi SpA	699	8,089
Lottomatica SpA	439	8,378
Luxottica Group SpA	390	10,439
Luxottica Group SpA	400	10,712
Maire Tecnimont SpA	73,578	280,657
Mediaset SpA	3,551	30,543
Mediobanca SpA (I)	2,815	30,227
Mediolanum SpA	1,091	6,380
Milano Assicurazioni SpA	1,886	5,346
Mondadori (Arnoldo) Editore SpA	2,250	9,360
Parmalat SpA	14,950	41,043
Piccolo Credito Valtellinese SCRL	2,715	17,784
Pirelli & Company SpA	26,189	16,119
Prysmian SpA	1,094	21,468
Recordati SpA	1,275	9,696
Safilo Group SpA	2,468	1,429
Saipem SpA	1,091	42,277
Seat Pagine Gialle SpA	662	156
Snam Rete Gas SpA	6,994	35,426
Societa’ Cattolica di Assicurazioni SCRL	635	20,011
Sorin SpA (I)	7,397	15,521
Telecom Italia SpA	59,908	86,356
Terna Rete Elettrica Nazionale SpA	10,246	44,366
Tod’s SpA	254	18,700

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
UniCredit Italiano SpA	92,840	$274,024
Unipol Gruppo Finanziario SpA, ADR	8,796	9,922
Vianini Lavori SpA	357	2,218

		2,175,783
Japan - 4.62%
ABC-MART, Inc. (I)	100	3,198
Acom Company, Ltd.	310	5,075
Adeka Corp.	1,400	13,991
Aderans Company, Ltd.	200	2,372
Advantest Corp. (I)	500	12,432
AEON Company, Ltd.	3,100	35,077
Aica Kogyo Company, Ltd. (I)	1,100	12,262
Aichi Bank, Ltd.	100	8,084
Aida Engineering, Ltd.	1,000	4,173
Aioi Insurance Company, Ltd.	2,000	10,311
Aiphone Company, Ltd.	400	6,984
Air Water, Inc.	1,000	11,448
Aisin Seiki Company, Ltd. (I)	900	26,969
Ajinomoto Company, Inc.	5,000	49,543
Akita Bank, Ltd.	3,000	12,068
Alfresa Holdings Corp.	400	17,246
All Nippon Airways Company, Ltd.	3,000	8,570
Alpine Electronics, Inc.	900	10,939
Alps Electric Company, Ltd.	3,000	20,713
Amada Company, Ltd.	3,000	25,172
Aomori Bank, Ltd.	1,000	2,348
Aoyama Trading Company, Ltd.	900	14,858
Aozora Bank, Ltd.	7,000	9,888
Arakawa Chemical Industries, Ltd.	600	7,043
Arcs Company, Ltd. (I)	500	6,745
Ariake Japan Company, Ltd.	500	7,296
Asahi Breweries, Ltd.	1,500	28,050
Asahi Glass Company, Ltd.	1,000	11,218
Asahi Kasei Corp.	10,000	53,754
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	7,223
ASATSU-DK, Inc.	200	4,237
ASICS Corp.	1,000	9,778
ASKUL Corp.	400	7,598
Astellas Pharma, Inc.	1,400	50,704
Asunaro Aoki Construction Company, Ltd.	1,000	4,632
Atom Corp.	2,500	5,910
Awa Bank, Ltd.	2,000	11,918
Bando Chemical Industries, Ltd.	1,000	3,178
Bank of Kyoto, Ltd.	3,000	27,636
Bank of Saga, Ltd.	3,000	8,599
Bank of the Ryukyus, Ltd.	900	10,140
Bank of Yokohama, Ltd.	9,000	43,958
Benesse Holdings, Inc. (I)	400	17,300
Best Denki Company, Ltd.	500	1,225
Bridgestone Corp.	1,700	29,034
Brother Industries, Ltd.	2,200	26,459
Bunka Shutter Company, Ltd.	2,000	5,559
Canon Electronics, Inc.	200	4,419
Canon Sales Company, Inc.	700	9,533
CANON, Inc.	3,600	166,356
Capcom Company, Ltd.	300	5,669
Casio Computer Company, Ltd.	2,000	15,389
Central Glass Company, Ltd.	3,000	14,814
Central Japan Railway Company, Ltd. (I)	6	45,703
Chiba Bank, Ltd.	5,000	29,820
Chiba Kogyo Bank, Ltd. (I)	700	5,482
Chiyoda Company, Ltd. (I)	200	2,463
Chiyoda Corp.	2,000	19,761

95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chofu Seisakusho Company, Ltd.	400	$9,351
Chubu Electric Power Company, Inc. (I)	2,900	72,502
Chugai Pharmaceutical Company, Ltd.	900	16,908
Chugoku Electric Power Company, Inc. (I)	1,300	25,839
Circle K Sunkus Company, Ltd. (I)	300	3,720
Citizen Watch Company, Ltd.	3,500	23,938
Coca-Cola West Japan Company, Ltd.	200	3,271
Colowide Company, Ltd.	1,500	7,461
COMSYS Holdings Corp.	1,200	11,609
Cosmo Oil Company, Ltd.	4,000	9,674
Credit Saison Company, Ltd.	1,800	27,936
CSK Corp.	500	2,173
Culture Convenience Club Company, Ltd.	1,100	5,355
Dai Nippon Printing Company, Ltd.	3,000	40,386
Daicel Chemical Industries, Ltd.	2,000	13,686
Daido Steel Company, Ltd. (I)	4,000	16,824
Daifuku Company, Ltd.	1,500	11,814
Daihatsu Motor Company, Ltd. (I)	1,000	9,555
Daiichi Sankyo Company, Ltd.	3,000	56,202
Daikin Industries, Ltd.	1,000	40,941
Daikokutenbussan Company, Ltd	300	8,972
Daikyo, Inc.	1,000	1,939
Daimei Telecom Engineering Corp.	1,000	7,196
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	3,830
Dainippon Screen
Manufacturing Company, Ltd.	2,000	9,356
Dainippon Sumitomo
Pharma Company, Ltd.	1,000	9,159
Daio Paper Corp. (I)	1,000	8,206
Daisan Bank, Ltd.	1,000	2,825
Daiseki Company, Ltd. (I)	500	10,415
Daishi Bank, Ltd.	3,000	10,394
Daito Trust Construction Company, Ltd. (I)	500	24,125
Daiwa House Industry Company, Ltd.	4,000	45,154
Daiwa Securities Group, Inc. (I)	9,000	47,386
DCM Japan Holdings Company, Ltd. (I)	1,400	8,028
Dena Company, Ltd.	1	7,394
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	21,511
Denso Corp. (I)	1,800	53,647
Descente, Ltd.	2,000	11,807
Disco Corp.	100	6,155
Don Quijote Company, Ltd.	200	4,991
Doutor Nichires Holdings
Company, Ltd. (I)	700	9,278
Dowa Holdings Company, Ltd.	2,000	12,053
Duskin Company, Ltd.	600	10,659
Dydo Drinco, Inc.	100	3,466
E-Access, Ltd.	18	13,099
East Japan Railway Company (I)	1,500	104,264
Ebara Corp.	4,000	20,423
EDION Corp.	500	5,151
Ehime Bank, Ltd.	1,000	2,813
Eisai Company, Ltd.	900	32,065
Electric Power Development
Company, Ltd. (I)	900	29,612
Elpida Memory, Inc. (I)	800	15,663
Exedy Corp. (I)	200	4,865
Ezaki Glico Company, Ltd.	1,000	11,655
FamilyMart Company, Ltd. (I)	300	9,533
Fanuc, Ltd. (I)	800	84,931
Fast Retailing Company, Ltd. (I)	200	34,738
FP Corp.	200	9,148
France Bed Holdings Company, Ltd.	5,000	7,208
Fuji Electric Holdings Company, Ltd.	7,000	19,103

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Heavy Industries, Ltd.	5,000	$25,753
Fuji Kyuko Company, Ltd.	2,000	9,724
Fuji Oil Company, Ltd.	400	5,651
Fuji Software ABC, Inc.	400	6,690
Fuji Television Network, Inc.	5	7,384
FUJIFILM Holdings Corp. (I)	2,900	99,936
Fujikura, Ltd.	4,000	23,072
Fujitec Company, Ltd.	1,000	5,940
Fujitsu, Ltd. (I)	7,000	45,643
Fukuoka Financial Group, Inc.	8,000	33,845
Fukuyama Transporting Company, Ltd.	3,000	14,989
Furukawa Electric Company, Ltd.	4,000	20,806
Futaba Corp.	600	11,852
Futaba Industrial Company, Ltd.	400	3,472
Gigas K’s Denki Corp.	600	14,725
Glory, Ltd.	500	12,376
Godo Steel, Ltd.	3,000	6,742
Goldcrest Company, Ltd.	170	4,499
GS Yuasa Corp.	2,000	13,507
Gunma Bank	4,000	22,125
H20 Retailing Corp.	1,000	6,837
Hakuhodo DY Holdings, Inc.	210	11,055
Hamamatsu Photonics KK (I)	500	14,079
Hankyu Hanshin Holdings, Inc.	5,000	23,161
Hanwa Company, Ltd.	2,000	8,475
Harashin Narus Holdings Company, Ltd.	400	4,650
Haseko Corp.	7,000	6,488
Heiwa Corp.	700	7,187
Heiwa Real Estate Company, Ltd. (I)	3,500	10,526
Higashi-Nippon Bank, Ltd.	3,000	6,292
Higo Bank, Ltd.	2,000	11,126
Hikari Tsushin, Inc.	400	6,496
Hirose Electric Company, Ltd.	200	22,989
HIS Company, Ltd.	400	8,169
Hisamitsu Pharmaceutical Company, Inc. (I)	300	11,145
Hitachi High-Technologies Corp. (I)	800	18,360
Hitachi Koki Company, Ltd.	800	8,620
Hitachi Kokusai Electric, Inc. (I)	1,000	9,943
Hitachi Metals, Ltd. (I)	1,000	10,520
Hitachi Tool Engineering, Ltd. (I)	800	8,302
Hitachi Transport System, Ltd. (I)	700	9,840
Hitachi Zosen Corp.	7,500	10,995
Hitachi, Ltd.	1,900	70,661
Hogy Medical Company, Ltd.	100	4,608
Hokkaido Electric Power Company, Inc. (I)	900	17,271
Hokuetsu Bank, Ltd.	5,000	8,179
Hokuhoku Financial Group, Inc.	10,000	21,933
Hokuriku Electric Power Company (I)	900	19,787
Honda Motor Company, Ltd.	6,400	226,110
Hosiden Corp.	1,100	14,329
House Food Corp.	200	2,904
Hoya Corp.	1,700	46,564
Hyakujushi Bank, Ltd.	2,000	7,763
Ibiden Company, Ltd. (I)	900	31,015
IBJ Leasing Company, Ltd.	200	3,991
Ichiyoshi Securities Company, Ltd. (I)	1,100	7,521
ICOM, Inc.	300	7,680
Idemitsu Kosan Company, Ltd. (I)	200	15,100
Iida Home Max	200	3,270
Inaba Denki Sangyo Company, Ltd.	400	9,273
Inageya Company, Ltd.	1,000	10,387
Inpex Corp.	3	22,023
Iseki & Company, Ltd.	3,000	8,895
Isetan Mitsukoshi Holdings, Ltd.	3,500	37,564

96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ishikawajima-Harima Heavy
Industries Company, Ltd.	9,000	$16,471
Isuzu Motors, Ltd.	8,000	21,664
ITO EN, Ltd.	400	6,192
Itochu Corp.	7,000	61,361
Itochu Techno-Science Corp. (I)	400	13,102
Iyo Bank, Ltd.	2,000	18,972
Izumi Company, Ltd. (I)	700	9,182
Izumiya Company, Ltd. (I)	1,000	4,384
J Front Retailing Company, Ltd. (I)	5,000	29,427
Jalux, Inc.	500	3,999
Japan Petroleum Exploration Company, Ltd.	200	10,108
Japan Pulp & Paper Company, Ltd.	1,000	3,584
Japan Tobacco, Inc. (I)	19	70,423
Japan Wool Textile Company, Ltd.	1,000	7,778
Jeol, Ltd.	1,000	3,848
JFE Holdings, Inc.	1,600	64,161
JGC Corp.	1,000	17,852
Joshin Denki Company, Ltd.	1,000	9,015
Joyo Bank, Ltd.	5,000	22,308
JS Group Corp. (I)	2,600	52,942
JSR Corp. (I)	1,300	27,172
Juki Corp.	1,000	1,872
Juroku Bank, Ltd.	3,000	11,908
kabu.com Securities Company, Ltd.	1,400	7,551
Kagawa Bank, Ltd.	1,000	3,444
Kagoshima Bank, Ltd.	2,000	14,058
Kajima Corp.	5,000	12,254
Kakaku.com, Inc.	2	7,254
Kaken Pharmaceutical Company, Ltd.	1,000	8,241
Kameda Seika Company, Ltd.	400	7,143
Kamigumi Company, Ltd.	3,000	24,072
Kaneka Corp. (I)	3,000	19,453
Kanematsu Corp.	9,000	7,374
Kansai Electric Power Company, Ltd. (I)	2,100	48,117
Kansai Paint Company, Ltd.	2,000	16,306
Kanto Denka Kogyo Company, Ltd.	1,000	7,813
Kao Corp. (I)	2,000	50,595
Kappa Create Company, Ltd.	350	6,938
Katakura Industries Company, Ltd. (I)	700	7,204
Kawasaki Heavy Industries, Ltd. (L)	9,000	24,848
Kawasaki Kisen Kaisha, Ltd. (I)	5,000	19,863
KDDI Corp. (I)	11	56,922
Keihan Electric Railway Company, Ltd.	5,000	20,753
Keihin Corp. (I)	300	5,790
Keihin Electric Express
Railway Company, Ltd.	2,000	16,432
Keio Corp. (I)	4,000	27,006
Keisei Electric Railway Company, Ltd.	2,000	12,175
Keiyo Bank, Ltd.	2,000	9,650
Kenedix, Inc. (I)	4	1,173
Keyence Corp.	200	47,630
Kikkoman Corp.	2,000	23,412
Kinden Corp.	1,000	8,762
Kintetsu Corp.	6,000	18,679
Kintetsu World Express, Inc.	100	2,579
Kirin Holdings Company, Ltd.	4,000	58,824
Kisoji Company, Ltd. (I)	400	8,185
Kissei Pharmaceutical Company, Ltd.	1,000	20,779
Kita-Nippon Bank, Ltd.	100	2,761
Kitz Corp.	1,000	5,817
Kiyo Holdings, Inc.	11,000	14,593
Kobayashi Pharmaceutical Company, Ltd.	200	8,237
Kobe Steel Company, Ltd. (I)	24,000	51,374
Koito Manufacturing Company, Ltd. (I)	1,000	14,854

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kokuyo Company, Ltd.	500	$4,167
Komatsu, Ltd. (I)	3,700	77,619
Komori Corp.	700	8,647
Konami Corp.	600	11,561
Konica Minolta Holdings, Inc.	2,500	29,189
Kose Corp. (I)	200	4,689
Koyo Seiko Company, Ltd.	1,800	21,270
Kuraray Company, Ltd. (I)	2,500	33,512
Kureha Corp.	1,000	4,847
Kurita Water Industries, Ltd. (I)	700	19,811
Kyocera Corp. (L)	800	77,776
Kyorin Company, Ltd.	1,000	14,458
Kyowa Exeo Corp.	1,000	8,239
Kyowa Hakko Kogyo Company, Ltd.	2,000	20,628
Kyushu Electric Power Company, Inc. (I)	1,400	30,477
Lawson, Inc. (I)	500	21,325
Leopalace21 Corp.	1,200	6,186
Life Corp. (I)	500	8,660
Lintec Corp.	200	3,912
Mabuchi Motor Company, Ltd.	200	11,513
Maeda Road Construction Company, Ltd.	1,000	8,152
Makino Milling Machine Company, Ltd. (I)	1,000	6,486
Makita Corp. (I)	700	22,942
Marubeni Corp.	7,000	43,530
Maruha Group, Inc.	3,000	4,260
Marui Company, Ltd.	2,800	20,254
Matsui Securities Company, Ltd.	1,600	11,383
Matsushita Electric
Industrial Company, Ltd.	9,400	144,214
Matsuya Company, Ltd.	500	4,697
Max Company, Ltd.	1,000	10,682
Mazda Motor Corp.	9,000	25,336
Mediceo Holdings Company, Ltd.	900	10,659
Megmilk Snow Brand Company, Ltd.	500	7,775
MEIJI Holdings Company, Ltd.	500	19,419
Meitec Corp.	500	9,795
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	7,905
Minato Bank, Ltd.	6,000	7,813
Minebea Company, Ltd.	2,000	12,178
MISUMI Group, Inc.	800	16,420
Mitsubishi Chemical Holdings Corp.	6,000	30,686
Mitsubishi Corp.	5,000	131,124
Mitsubishi Electric Corp. (I)	5,000	45,962
Mitsubishi Estate Company, Ltd. (I)	4,000	65,483
Mitsubishi Gas & Chemicals Company, Inc.	3,000	18,076
Mitsubishi Heavy Industries, Ltd. (I)	17,000	70,051
Mitsubishi Logistics Corp. (I)	1,000	12,417
Mitsubishi Materials Corp.	9,000	25,911
Mitsubishi Motors Corp. (L)	17,000	23,101
Mitsubishi Paper Mills, Ltd.	2,000	2,397
Mitsubishi UFJ Financial Group	56,647	295,602
Mitsuboshi Belting Company, Ltd.	1,000	4,590
Mitsui & Company, Ltd.	300	100,713
Mitsui & Company, Ltd.	2,000	33,580
Mitsui Chemicals, Inc.	6,000	18,173
Mitsui Engineering &
Shipbuilding Company, Ltd.	9,000	22,441
Mitsui Fudosan Company, Ltd. (I)	3,000	50,951
Mitsui Mining & Smelting Company, Ltd.	7,000	20,980
Mitsui O.S.K. Lines, Ltd. (I)	4,000	28,585
Mitsui Sumitomo Insurance
Group Holdings	1,900	52,569
Mitsui Trust Holdings, Inc.	7,000	26,180
Mitsui-Soko Company, Ltd.	1,000	3,735
Mitsumi Electric Company, Ltd.	800	17,520

97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsuuroko Company, Ltd.	1,000	$7,409
Miura Company, Ltd. (I)	500	13,026
Mizuho Financial Group, Inc.	62,600	123,927
Mizuho Investors Securities Company, Ltd.	7,000	7,341
Mizuho Trust & Banking Company, Ltd.	9,000	9,011
Mizuno Corp.	1,000	4,415
Mochida Pharmaceutical Company, Ltd.	1,000	9,521
Modec, Inc.	100	1,795
Mori Seiki Company, Ltd.	1,300	15,967
Morinaga Milk Industry Company, Ltd.	3,000	11,811
MOS Food Services, Inc.	500	8,175
Murata Manufacturing Company, Ltd. (I)	1,000	56,819
Musashino Bank, Ltd.	500	14,358
Mutow Company, Ltd. (I)	400	1,487
Nabtesco Corp.	1,000	13,336
Nachi-Fujikoshi Corp.	1,000	3,275
Nagase & Company, Ltd. (I)	1,000	12,507
Nagoya Railroad Comapny, Ltd.	4,000	11,468
Namco Bandai Holdings, Inc.	1,400	13,613
Nankai Electric Railway Company, Ltd.	3,000	11,898
NEC Corp.	15,000	45,105
Net One Systems Company, Ltd. (I)	3	3,814
NGK INSULATORS, Ltd.	1,000	20,410
NGK Spark Plug Company, Ltd.	2,000	27,184
NHK Spring Company, Ltd.	2,000	18,361
NICHIREI Corp.	2,000	7,474
Nidec Corp. (I)	100	10,724
Nifco, Inc.	200	4,601
Nihon Kohden Corp.	400	7,361
Nihon Parkerizing Company, Ltd.	1,000	13,555
Nihon Unisys, Ltd.	1,200	8,051
Nikon Corp.	800	17,477
Nintendo Company, Ltd.	300	100,179
Nippo Corp.	1,000	7,682
Nippon Carbon Company, Ltd. (I)	1,000	3,286
Nippon Chemi-Con Corp.	1,000	3,938
Nippon Electric Glass Company, Ltd. (I)	2,000	28,023
Nippon Express Company, Ltd.	7,000	30,108
Nippon Flour Mills Company, Ltd.	1,000	4,985
Nippon Konpo Unyu Soko Company, Ltd.	1,000	11,284
Nippon Light Metal Company, Ltd.	3,000	4,353
Nippon Meat Packers, Inc.	2,000	25,316
Nippon Mining Holdings, Inc.	10,500	49,080
Nippon Oil Corp.	7,000	35,266
Nippon Paint Company, Ltd.	2,000	13,098
Nippon Paper Group, Inc. (I)	800	20,522
Nippon Road Company, Ltd.	3,000	7,575
Nippon Sheet Glass Company, Ltd.	11,000	32,498
Nippon Shinyaku Company, Ltd.	1,000	11,308
Nippon Steel Corp. (I)	17,000	66,769
Nippon Suisan Kaisha, Ltd.	1,200	3,469
Nippon Telegraph & Telephone Corp.	2,200	92,643
Nippon Thompson Company, Ltd.	1,000	6,958
Nippon Yakin Kogyo Company, Ltd.	500	1,981
Nippon Yusen Kabushiki Kaisha (I)	10,000	39,335
NIPPONKOA Insurance Company, Ltd.	3,000	18,836
Nishi-Nippon City Bank, Ltd.	8,000	23,622
Nishi-Nippon Railroad Company, Ltd. (I)	3,000	11,586
Nishimatsu Construction Company, Ltd.	2,000	2,611
Nissan Chemical Industries, Ltd.	1,000	13,999
Nissan Motor Company, Ltd.	11,200	96,024
Nissay Dowa General
Insurance Company, Ltd.	2,000	10,333
Nissha Printing Company, Ltd. (L)	300	11,717
Nisshin Oillio Group, Ltd.	2,000	9,676

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nisshin Seifun Group, Inc.	1,000	$12,902
Nisshin Steel Company (I)	7,000	14,609
Nisshinbo Holdings, Inc.	1,000	10,360
Nissin Corp.	3,000	6,930
Nissin Food Products Company, Ltd.	600	20,166
Nissin Kogyo Company, Ltd. (I)	600	9,785
Nissui Pharmaceutical Company, Ltd.	500	3,752
Nitori Company, Ltd. (I)	250	18,982
Nitto Boseki Company, Ltd.	2,000	4,259
Nitto Denko Corp. (I)	1,200	46,382
Nitto Kohki Company, Ltd.	400	8,931
NOF Corp.	1,000	3,960
NOK Corp.	1,300	19,575
Nomura Holdings, Inc. (I)	15,200	111,488
Nomura Real Estate Holdings, Inc. (I)	400	6,172
Nomura Research Institute, Ltd. (I)	600	13,664
Noritake Company, Ltd.	1,000	2,897
Noritsu Koki Company, Ltd.	100	712
NSK, Ltd.	3,000	23,699
NTN Corp.	5,000	22,580
NTT Data Corp.	7	23,333
NTT DoCoMo, Inc. (I)	64	97,332
Obayashi Corp.	7,000	30,925
OBIC Company, Ltd. (I)	70	12,716
Odakyu Electric Railway Company, Ltd. (I)	3,000	24,969
Ogaki Kyoritsu Bank, Ltd.	2,000	6,911
Oji Paper Company, Ltd.	6,000	26,319
Okamoto Industries, Inc.	2,000	8,363
Okasan Holdings, Inc.	3,000	14,350
Oki Electric Industry Company, Ltd.	3,000	2,504
Okuma Holdings, Inc. (I)	2,000	14,600
Okumura Corp.	3,000	10,496
Olympus Corp.	1,000	32,108
Omron Corp. (I)	1,500	34,829
Ono Pharmaceutical Company, Ltd.	600	26,701
Onward Kashiyama Company, Ltd.	1,000	7,794
Oracle Corp.	300	13,893
Oriental Land Company, Ltd.	300	20,923
Osaka Gas Company, Ltd. (I)	9,000	32,253
OSG Corp.	400	4,220
PanaHome Corp. (I)	1,000	6,676
Panasonic Electric Works Information
Systems Company, Ltd. (I)	300	7,597
Parco Company, Ltd. (I)	1,300	10,953
Paris Miki, Inc.	800	7,694
Pioneer Corp.	1,000	3,655
Press Kogyo Company, Ltd.	1,000	2,489
Q.P. Corp.	900	9,772
Rengo Company, Ltd.	2,000	11,769
Resona Holdings, Inc.	2,000	25,199
Ricoh Company, Ltd. (I)	3,000	46,649
Riken Corp.	1,000	3,925
Rinnai Corp.	300	15,759
Rohm Company, Ltd.	700	52,280
Rohto Pharmaceutical Company, Ltd.	1,000	10,982
Royal Holdings Company, Ltd.	700	6,964
Ryobi, Ltd.	1,000	3,371
Ryohin Keikaku Company, Ltd. (I)	300	12,634
Ryosan Company, Ltd.	600	15,286
Sagami Railway Company, Ltd. (I)	3,000	12,668
Saibu Gas Company, Ltd. (I)	4,000	11,208
Sakai Chemical Industry Company, Ltd.	1,000	4,851
San-Ai Oil Company, Ltd.	2,000	8,012
Sanden Corp.	1,000	3,682
Sanken Electric Company, Ltd.	1,000	3,821

98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sankyo Company, Ltd.	400	$19,793
Sankyu, Inc.	3,000	14,796
Sanrio Company, Ltd.	900	8,560
Santen Pharmaceutical Company, Ltd.	400	11,991
Sanwa Shutter Corp.	2,000	6,658
Sanyo Chemical Industries, Ltd. (I)	1,000	5,977
Sanyo Electric Company, Ltd.	5,000	8,023
Sanyo Shokai, Ltd. (I)	1,000	3,790
Sanyo Special Steel Company, Ltd. (I)	1,000	4,323
Sapporo Holdings, Ltd. (I)	2,000	10,444
SBI Holdings, Inc.	152	30,016
Secom Company, Ltd.	900	39,252
SEGA SAMMY HOLDINGS, Inc.	1,100	13,323
Seiko Corp.	1,000	2,632
Seiko Epson Corp. (I)	1,200	18,547
Seino Transportation Company, Ltd.	2,000	14,252
Sekisui Chemical Company, Ltd. (I)	4,000	27,138
Sekisui House, Ltd.	6,000	59,740
Senko Company, Ltd. (I)	1,000	3,668
Seven & I Holdings Company, Ltd. (I)	4,200	101,519
Sharp Corp. (I)	5,000	62,552
Shibusawa Warehouse Company, Ltd.	1,000	3,408
Shiga Bank, Ltd.	2,000	12,625
Shikoku Bank, Ltd.	1,000	3,349
Shikoku Electric Power Company, Inc. (I)	1,000	28,337
Shimachu Company, Ltd. (I)	700	14,933
Shimadzu Corp. (L)	3,000	24,043
Shimamura Company, Ltd. (I)	200	17,715
Shimano, Inc.	400	17,696
Shimizu Bank, Ltd.	100	4,022
Shimizu Corp.	3,000	12,522
Shin-Etsu Chemical Company, Ltd. (I)	1,400	81,356
Shin-Keisei Electric Railway Company, Ltd.	2,000	8,020
Shinko Electric Industries
Company, Ltd. (I)	800	12,382
Shinko Plantech Company, Ltd.	700	6,173
Shinsei Bank, Ltd.	12,000	14,444
Shionogi & Company, Ltd.	1,000	19,006
Shiseido Company, Ltd. (I)	2,000	43,443
Shizuoka Bank, Ltd.	3,000	26,160
Shizuoka Gas Company, Ltd.	1,500	8,584
Shochiku Company, Ltd.	1,000	8,323
Showa Aircraft Industry Company, Ltd.	1,000	6,826
Showa Denko KK (I)	13,000	29,356
Showa Shell Sekiyu KK	2,000	13,525
Sky Perfect Jsat Corp.	16	6,871
SMC Corp.	300	40,738
SMK Corp.	1,000	5,138
Softbank Corp.	2,200	54,217
Sohgo Security Services Company, Ltd.	1,000	11,576
Sojitz Holdings Corp. (I)	11,400	22,082
Sompo Japan Insurance, Inc.	4,000	28,067
Sony Corp.	1,700	65,144
Sony Corp.	3,200	122,589
Sony Financial Holdings, Inc.	4	13,124
Square Enix Company, Ltd.	400	8,724
Stanley Electric Company, Ltd. (I)	600	11,640
Star Micronics Company, Ltd. (I)	1,000	11,000
Sugi Pharmacy Company, Ltd. (I)	400	9,552
Sumco Corp.	900	19,039
Sumitomo Bakelite Company, Ltd.	3,000	17,206
Sumitomo Chemical Company, Ltd.	7,645	37,388
Sumitomo Corp. (I)	5,400	62,119
Sumitomo Electric Industries, Ltd.	2,300	28,210
Sumitomo Heavy Industries, Ltd.	8,000	47,957

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Metal Industries, Ltd. (I)	14,000	$42,403
Sumitomo Metal Mining Company, Ltd.	3,000	44,339
Sumitomo Mitsui Financial Group	5,000	164,481
Sumitomo Osaka Cement Company, Ltd.	7,000	12,134
Sumitomo Realty &
Development Company, Ltd.	1,000	19,040
Sumitomo Rubber Industries, Inc.	1,500	13,226
Sumitomo Warehouse Company, Ltd.	3,000	13,286
Sundrug Company, Ltd.	400	9,501
Suruga Bank, Ltd.	2,000	17,843
Suzuki Motor Corp.	800	17,610
Sysmex Corp.	300	17,547
T&D Holdings, Inc.	1,300	30,668
Taiheiyo Cement Corp.	11,000	15,774
Taikisha, Ltd.	600	9,651
Taisei Corp.	9,000	19,840
Taisho Pharmaceuticals Company, Ltd.	1,000	18,169
Taiyo Nippon Sanso Corp.	1,000	9,781
Taiyo Yuden Company, Ltd.	2,000	31,622
Takara Standard Company, Ltd.	1,000	6,216
Takasago International Corp.	1,000	5,390
Takasago Thermal
Engineering Company, Ltd.	1,000	7,905
Takashimaya Company, Ltd. (I)	3,000	24,626
Takata Corp.	200	5,128
Takeda Pharmaceutical Company, Ltd.	3,000	132,004
TDK Corp.	1,500	99,975
Teijin, Ltd.	9,000	30,240
Terumo Corp.	400	21,269
The 77th Bank, Ltd.	4,000	22,853
The Hachijuni Bank, Ltd.	3,000	17,029
The Hiroshima Bank, Ltd.	5,000	21,055
The Hokkoku Bank, Ltd.	3,000	11,137
The Hyakugo Bank, Ltd.	2,000	9,371
The Japan Steel Works, Ltd.	2,000	22,804
The Nanto Bank, Ltd.	2,000	11,211
The San-in Godo Bank, Ltd.	2,000	16,690
The Sumitomo Trust &
Banking Company, Ltd.	7,000	40,912
The Tokyo Electric Power Company, Inc. (I)	5,100	135,752
The Yachiyo Bank, Ltd.	300	6,928
The Yokohama Rubber Company, Ltd.	2,000	9,417
THK Company, Ltd.	1,200	26,069
TKC Corp. (I)	400	7,381
TOC Company, Ltd.	2,000	7,560
Tochigi Bank, Ltd.	1,000	4,372
Toda Corp.	3,000	10,775
Toda Kogyo Corp.	1,000	7,386
Toho Bank, Ltd.	3,000	9,565
Toho Company, Ltd. (I)	500	8,056
Toho Zinc Company, Ltd.	1,000	4,914
Tohoku Electric Power Company, Inc. (I)	1,700	35,883
Tokai Carbon Company, Ltd.	2,000	11,644
Tokai Rika Company, Ltd. (I)	600	12,277
Tokio Marine Holdings, Inc.	3,400	95,777
Tokushima Bank, Ltd.	1,000	3,562
Tokushu Tokai Holdings Company, Ltd.	3,000	7,993
Tokuyama Corp.	2,000	11,086
Tokyo Broadcasting Company, Ltd.	600	9,090
Tokyo Dome Corp.	3,000	8,539
Tokyo Electron, Ltd.	700	46,185
Tokyo Energy & Systems, Inc. (I)	1,000	6,887
Tokyo Gas Company, Ltd. (I)	10,000	44,074
Tokyo Rakutenchi Company, Ltd.	1,000	3,890
Tokyo Seimitsu Company, Ltd.	200	3,455

99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Steel Manufacturing
Company, Ltd. (I)	900	$11,277
Tokyo Style Company, Ltd.	1,000	6,954
Tokyo Tatemono Company, Ltd.	2,000	7,158
Tokyu Corp.	5,000	20,916
Tokyu Land Corp.	5,000	18,998
Tomato Bank, Ltd.	1,000	2,112
TonenGeneral Sekiyu KK	2,000	16,882
Toppan Forms Company, Ltd. (I)	800	8,834
Toppan Printing Company, Ltd.	5,000	45,159
Topre Corp. (I)	1,100	8,718
Toray Industries, Inc.	6,000	35,058
Torishima Pump
Manufacturing Company, Ltd.	200	4,026
Toshiba Corp.	14,000	72,370
Toshiba Machine Company, Ltd. (I)	3,000	12,778
Tosoh Corp.	5,000	12,675
Toto, Ltd. (I)	2,000	13,615
Toyo Electric Manufacturing Company, Ltd.	1,000	7,288
Toyo Engineering Corp.	1,000	3,842
Toyobo Company, Ltd.	10,000	15,924
Toyoda Gosei Company, Ltd. (I)	600	16,832
Toyota Motor Corp. (L)	5,700	458,394
Toyota Tsusho Corp. (I)	2,000	31,386
Trend Micro, Inc. (I)	500	17,440
Tsubakimoto Chain Company, Ltd.	1,000	4,805
Tsumura & Company, Ltd.	400	11,603
Tsurumi Manufacturing Company, Ltd.	1,000	7,037
Ube Industries, Ltd.	9,000	23,080
ULVAC, Inc. (L)	300	7,791
Unicharm Corp. (I)	200	19,321
Union Tool Company, Ltd.	100	2,798
UNY Company, Ltd. (I)	2,000	16,544
Ushio, Inc.	1,400	23,762
USS Company, Ltd.	210	14,229
Valor Company, Ltd.	1,000	8,155
Vital KSK Holdings, Inc.	1,200	7,830
Wacoal Corp.	1,000	12,498
West Japan Railway Company, Ltd. (I)	9	30,943
Xebio Company, Ltd.	500	10,089
Yahoo! Japan Corp.	47	17,122
Yakult Honsha Company, Ltd.	500	13,481
Yamada Denki Company, Ltd.	470	34,696
Yamaguchi Financial Group, Inc.	2,000	21,829
Yamaha Corp. (I)	1,700	21,856
Yamaha Motor Company, Ltd. (I)	2,600	38,979
Yamatake Corp.	600	14,034
Yamato Kogyo Company, Ltd. (I)	300	9,969
Yamato Transport Company, Ltd. (I)	3,000	42,037
Yamazaki Baking Company, Ltd. (I)	1,000	12,358
Yaskawa Electric Corp. (I)	1,000	9,151
Yasuda Warehouse Company, Ltd.	1,000	6,060
Yokogawa Bridge Corp.	1,000	7,458
Yokogawa Electric Corp.	1,800	15,682
Yuasa Trading Company, Ltd.	7,000	6,666
Yushiro Chemical Industry Company, Ltd.	500	6,276
Zeria Pharmaceutical Company, Ltd.	1,000	10,654
Zuken, Inc.	900	6,644

		13,373,872
Jersey, C.I. - 0.02%
WPP PLC	1,300	67,015
Korea - 0.04%
Cheil Communications, Inc.	50	14,780
Hanmi Pharm Company, Ltd.	23	2,226

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Korea (continued)
Huchems Fine Chemical Corp.	130	$3,083
Kolon Corpkolon Corp.	64	1,737
Kolon Industries, Inc. (I)	165	6,767
Lg Fashion Corp. Ltd.	280	6,880
LG Hausys, Ltd.	28	2,769
LG International Corp.	310	8,361
Lg Life Sciences, Ltd. (I)	173	8,726
Macquarie Korea Infrastructure Fund	1,650	6,993
Meritz Fire & Marine
Insurance Company, Ltd.	1,030	6,710
Orion Corp.	57	14,218
Samchully Company, Ltd.	69	6,618
Samsung Fine Chemicals Company, Ltd.	232	10,409
Sk Securities Company, Ltd.	3,120	6,376
STX Engine Company, Ltd.	440	8,293
Woongjin Thinkbig Company, Ltd.	440	9,794

		124,740
Luxembourg - 0.10%
Altisource Portfolio Solutions SA (I)	600	13,440
ArcelorMittal	4,165	183,050
Oriflame Cosmetics SA	91	5,673
Regus PLC	6,222	10,519
SES SA	1,220	30,769
Tenaris SA (I)	1,200	51,528

		294,979
Malaysia - 0.23%
Aeon Company (M) Berhad	3,500	5,384
Alliance Financial Group BHD	11,800	10,432
AMMB Holdings BHD (I)	15,200	23,302
Berjaya Corp. BHD	16,100	8,627
Berjaya Sports Toto BHD (I)	3,642	4,998
British American Tobacco Malaysia BHD	800	10,820
Commerce Asset Holdings BHD	7,700	33,161
Dialog Group BHD	26,132	8,800
Digi.Com BHD	1,100	7,615
DRB-Hicom BHD	17,200	6,118
Fraser & Neave Holdings BHD	2,100	6,808
Gamuda BHD	12,700	11,293
Genting BHD (I)	10,800	21,828
Hong Leong Bank BHD	2,800	7,408
Hong Leong Credit BHD (I)	3,700	9,585
IGB Corp. BHD	15,600	9,027
IJM Corp. BHD	6,200	9,269
IJM Land BHD	10,100	7,231
IJM Plantations BHD	6,600	5,166
IOI Corp. BHD	16,853	27,853
KLCC Property Holdings BHD (I)	7,300	7,496
KNM Group BHD	8,400	1,854
Kuala Lumpur Kepong BHD	2,600	13,298
Kulim Malaysia BHD	3,100	6,751
Malayan Banking BHD	18,145	41,510
Malaysian Airline System BHD	15,200	9,979
Malaysian Bulk Carriers BHD	7,700	7,507
Malaysian Resources Corp. BHD	27,150	13,712
Media Prima BHD	14,100	9,309
MISC BHD	6,240	15,509
Mulpha International BHD	53,500	7,633
Nestle Malaysia BHD	900	9,411
Parkson Holdings BHD (I)	5,656	10,232
Petronas Dagangan BHD	3,500	9,703
Petronas Gas BHD	2,500	7,515
PLUS Expressways BHD	10,000	10,363
PPB Group BHD	3,600	19,840

100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Proton Holdings BHD (I)	5,500	$7,934
Resorts World BHD (I)	19,800	17,394
RHB Capital BHD	5,200	8,992
Shell Refining Company Federation of
Malaya BHD	2,800	9,216
Sime Darby BHD	9,700	25,864
SP Setia BHD	10,400	13,330
Sunrise BHD (I)	11,500	7,405
Sunway City BHD (I)	7,700	7,808
Ta Ann Holdings BHD (I)	5,300	9,553
Telekom Malaysia BHD	8,300	8,754
Tenaga Nasional BHD	7,000	17,197
TM International BHD (I)	12,400	14,613
UMW Holdings BHD	7,700	14,983
Unisem (M) BHD	14,500	11,886
United Plantations Berhad	2,400	10,142
Wah Seong Corp. BHD	10,184	8,119
YTL Corp. BHD	6,732	15,465
YTL Power International BHD	13,100	8,805

		653,807
Marshall Islands - 0.00%
Genco Shipping & Trading, Ltd. (I)	600	12,666
Mexico - 0.34%
Alfa SA de CV	1,400	11,029
America Movil SAB de CV, Series L ADR	2,600	130,884
Axtel SAB de CV (I)	14,800	11,360
Banco Compartamos SA de CV (I)	4,200	23,681
Bolsa Mexicana de Valores SA de CV (I)	5,700	9,036
Carso Global Telecom SAB de CV	3,100	15,829
Carso Infraestructura y Construccion SA
de CV (I)	10,100	6,985
Cemex SAB de CV, SADR (L)	9,802	100,078
Cia Minera Autlan SAB de CV	400	899
Coca-Cola Femsa SAB de CV	200	13,290
Consorcio ARA SA de CV	6,000	4,042
Corp Moctezuma SAB de CV	4,100	11,109
Corp. GEO SA de CV (I)	12,300	37,307
Desarrolladora Homex SA de CV (I)	1,000	4,728
Embotelladoras Arca SA de CV	4,800	16,546
Empresas ICA Sociedad Controladora SA
de CV	8,100	20,735
Fomento Economico Mexicano SA de CV	1,100	52,283
Fresnillo PLC	1,460	18,795
Gruma SA de CV	200	1,794
Grupo Aeroportuario del Pacifico SA
de CV (I)	900	33,318
Grupo Aeroportuario del Pacifico SA de
CV, Series B (I)	900	3,343
Grupo Aeroportuario del Sureste SA de CV	300	15,555
Grupo Bimbo SA de CV	2,900	25,895
Grupo Carso SA de CV	5,300	20,276
Grupo Continential SA de CV	8,200	24,738
Grupo Elektra SA de CV	260	13,038
Grupo Financiero Banorte SA de CV	13,100	58,106
Grupo Financiero Inbursa SA de CV	2,700	9,390
Grupo Iusacell SA de CV (I)	300	1,140
Grupo Mexico SAB de CV, Series B	28,049	75,115
Grupo Modelo SA	2,000	11,809
Grupo Televisa SA, SADR	2,300	48,346
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV (I)	13,100	18,224
Megacable Holdings Sab De Cv (I)	3,800	9,866
Mexichem SAB de CV	3,700	10,878
Organizacion Soriana SA de CV	5,100	15,196

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura
SAB de CV (I)	700	$1,755
Telefonos de Mexico SAB de CV	900	14,040
Telmex Internacional SAB de CV, ADR (I)	1,200	23,136
TV Azteca SA de CV (I)	5,600	3,248
Urbi Desarrollos Urbanos SA de CV (I)	6,600	15,241
Wal-Mart de Mexico SA de CV, Series V	7,450	38,173

		980,236
Netherlands - 0.94%
Aalberts Industries NV	526	8,396
Aegon NV	11,893	81,341
Akzo Nobel NV	1,288	73,492
Arcadis NV	845	17,858
ASM International NV (I)	1,150	30,816
ASML Holding NV	1,961	69,813
Beter Bed Holding NV	234	6,494
BinckBank NV	387	6,843
Brit Insurance Holdings NV	1,357	15,484
Brunel International NV	442	15,489
Crucell NV (I)	396	8,129
Exact Holdings NV	78	2,082
Fugro NV	632	41,347
Grontmij NV	49	1,094
Heineken Holding NV	785	34,944
Heineken NV	1,329	68,230
Imtech NV	426	13,627
ING Groep NV	4,641	46,275
ING Groep NV (L)	7,242	72,130
James Hardie Industries NV	700	23,072
Koninklijke (Royal) KPN NV	6,741	106,882
Koninklijke Ahold NV	6,720	89,636
Koninklijke BAM Groep NV	521	4,058
Koninklijke Boskalis Westinster NV	393	15,041
Koninklijke DSM NV	1,042	46,398
Koninklijke Ten Cate NV	390	10,193
Koninklijke Vopak NV	153	12,033
Nutreco Holding NV	446	28,122
OPG Groep NV	313	5,766
Ordina NV	210	1,180
Philips Electronics NV (L)	6,199	199,019
Randstad Holdings NV	1,047	49,819
Reed Elsevier NV	3,809	46,343
Royal Dutch Shell PLC, ADR, Class B	20,500	1,134,265
SBM Offshore NV	488	9,773
Sligro Food Group NV	122	4,070
Smit Internationale NV	199	16,126
SNS Reaal	1,920	12,020
Telegraaf Media Groep NV	304	5,736
TKH Group NV	165	3,448
TNT NV	1,618	46,439
Unilever NV	5,190	157,151
USG People NV	965	18,197
Van der Moolen Holding NV (I)	1,420	57
VistaPrint NV (I)	500	28,625
Wavin NV	1,265	2,479
Wolters Kluwer NV	1,725	37,436

		2,727,268
New Zealand - 0.05%
Auckland International Airport, Ltd.	12,784	17,599
Fisher & Paykel Healthcare Corp.	6,444	14,991
Fletcher Building, Ltd.	5,083	30,103
Freightways, Ltd.	4,613	10,348
New Zealand Refining Company, Ltd.	3,261	9,236

101

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Sky City Entertainment Group, Ltd.	8,173	$18,646
Sky Network Television, Ltd.	4,694	17,790
Telecom Corp. of New Zealand, Ltd.	3,933	6,072
Tower, Ltd.	14,954	21,013
TrustPower, Ltd. (I)	2,008	10,327

		156,125
Norway - 0.17%
Aker ASA, Series A	250	6,895
Aker Solutions ASA	700	10,923
Cermaq ASA	1,000	11,674
Copeinca ASA	1,400	11,765
Det Norske Oljeselskap ASA	4,000	4,973
DnB NOR ASA	5,320	60,626
DOF ASA	400	3,036
Ementor ASA	100	845
Farstad Shipping ASA	96	2,455
Marine Harvest	44,000	39,051
Norsk Hydro ASA	3,700	28,192
Norske Skogindustrier ASA	3,500	5,293
Norwegian Air Shuttle ASA	300	7,300
Orkla ASA	2,400	21,217
Petroleum Geo-Services ASA	3,109	40,566
Renewable Energy Corp. ASA (I)	470	2,198
Schibsted ASA	400	10,095
Sevan Marine ASA (I)	4,000	6,257
Songa Offshore SE (I)	400	1,817
Sparebanken Midt-Norge ASA	240	1,938
StatoilHydro ASA (L)	3,400	79,322
Storebrand ASA	3,919	31,070
Tandberg ASA	534	15,230
Telenor ASA	3,500	47,454
TGS Nopec Geophysical Company ASA	1,000	21,211
Tomra Systems ASA	800	3,916
Veidekke ASA	501	4,088
Yara International ASA	585	25,384

		504,791
Papua New Guinea - 0.02%
Lihir Gold, Ltd.	12,448	35,006
Oil Search, Ltd. (I)	4,813	26,313

		61,319
Peru - 0.00%
Hochschild Mining PLC	2,602	11,137
Philippines - 0.03%
Aboitiz Equity Ventures, Inc.	38,000	11,330
First Philippine Holdings Corp.	6,300	7,867
Globe Telecommunications, Inc.	330	7,297
Jollibee Foods Corp.	6,100	7,934
Manila Water Company, Inc.	20,200	7,034
Philippine Long Distance Telephone
Company, SADR	200	10,656
PNOC Energy Development Corp.	82,000	9,056
Robinsons Land Corp.	24,500	7,847
SM Investments Corp.	1,060	8,673
Universal Robina Corp.	27,000	14,907

		92,601
Poland - 0.11%
Asseco Poland SA	630	12,547
Bank Pekao SA	521	30,259
Bank Zachodni WBK SA	124	8,932
BRE Bank SA	246	22,419
Ciech SA	414	4,880
Echo Investment SA	5,340	8,232

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Firma Oponiarska Debica SA (I)	320	$8,522
Getin Holding SA (I)	6,659	25,048
Grupa Lotos SA	726	7,528
ING Bank Slaski SA	79	20,614
KGHM Polska Miedz SA	956	35,987
Kredyt Bank SA	1,216	6,301
Mondi Packaging Paper Swiecie SA	344	9,048
Orbis SA	719	10,047
PBG SA	86	6,494
Polish Oil & Gas Company	5,354	6,867
Polnord SA	395	5,181
Polski Koncern Naftowy Orlen SA (I)	1,972	26,823
Powszechna Kasa Oszczednosci Bank
Polski SA (I)	2,371	33,140
Telekomunikacja Polska SA	2,522	14,312
TVN SA	1,226	7,737
Zaklad Przetworstwa Hutniczego
Stalprodukt Sa (I)	49	8,093

		319,011
Portugal - 0.08%
Banco BPI SA	4,926	13,088
Banco Comercial dos Acores SA	3,686	4,098
Banco Espirito Santo SA (L)	3,710	20,035
Brisa Auto Estrada SA	957	8,123
Cimpor-Cimentos De Portugal SA (I)	2,492	18,840
Electricidade de Portugal SA	6,374	25,312
Galp Energia SGPS SA	918	15,950
Jeronimo Martins SGPS SA	2,306	23,377
Mota Engil	444	1,943
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	8,870
Portugal Telecom SGPS SA	3,223	36,005
Redes Energeticas Nacionais SA	2,238	9,267
Semapa-Sociedade de
Investimento & Gestao	1,179	12,511
Sonae Capital SGPS SA (I)	3,327	3,949
Sonae Industria	2,576	8,101
Zon Multimedia SA (L)	2,647	13,557

		223,026
Puerto Rico - 0.01%
First BanCorp/Puerto Rico (I)	2,000	4,820
Oriental Financial Group, Inc.	500	6,750
Popular, Inc.	3,411	9,926
Triple-S Management Corp., Class B	400	7,100

		28,596
Russia - 0.14%
Gazprom OAO	11,700	273,570
Lukoil OAO	1,643	93,323
Rosneft Oil Company, GDR	1,440	11,419
Surgutneftegaz, SADR	2,000	19,845
Uralkali	349	7,342

		405,499
Singapore - 0.32%
Allgreen Properties, Ltd.	11,000	9,374
Asia Food & Properties, Ltd.	9,000	3,274
Capitaland, Ltd.	15,000	42,477
City Developments, Ltd.	2,000	15,130
Cosco Corp. Singapore, Ltd.	10,000	8,840
CSE Global, Ltd.	12,000	8,513
DBS Group Holdings, Ltd.	9,000	91,869
Ezra Holdings, Ltd.	2,000	3,364
First Resources, Ltd.	11,000	9,098

102

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Fraser and Neave, Ltd.	7,000	$23,913
Golden Agri-Resources, Ltd.	41,000	16,946
Ho Bee Investment, Ltd.	7,000	9,010
Hong Leong Asia, Ltd.	3,000	9,716
Hotel Properties, Ltd.	2,000	3,303
Jardine Cycle and Carriage, Ltd.	1,000	20,962
Keppel Corp., Ltd.	5,000	32,550
Keppel Land, Ltd.	7,177	18,795
Metro Holdings, Ltd.	10,000	5,892
Midas Holdings, Ltd. (I)	12,000	8,810
MobileOne, Ltd.	6,000	8,923
Neptune Orient Lines, Ltd.	7,000	10,030
Olam International, Ltd.	7,000	12,927
Otto Marine, Ltd.	14,000	4,606
Oversea-Chinese Banking Corp., Ltd.	12,652	78,643
Parkway Holdings, Ltd.	9,000	21,583
Raffles Education Corp., Ltd.	22,000	5,708
Raffles Medical Group, Ltd.	7,000	8,004
SembCorp Industries, Ltd.	7,000	20,624
SembCorp Marine, Ltd.	4,000	11,961
Singapore Airlines, Ltd. (I)	3,000	32,689
Singapore Airport Terminal
Services, Ltd. (I)	2,920	5,538
Singapore Exchange, Ltd.	5,000	27,302
Singapore Post, Ltd.	21,000	15,743
Singapore Press Holdings, Ltd.	11,000	29,998
Singapore Technologies Engineering, Ltd.	5,000	11,385
Singapore Telecommunications, Ltd.	33,000	74,958
SMRT Corp., Ltd.	9,000	13,129
StarHub, Ltd.	6,000	9,811
Straits Asia Resources, Ltd.	8,000	12,311
United Industrial Corp, Ltd.	5,000	7,364
United Overseas Bank, Ltd.	6,000	82,293
UOL Group, Ltd.	5,000	13,916
Venture Corp., Ltd.	2,000	12,469
Wheelock Properties, Ltd.	7,000	9,435
Wilmar International, Ltd.	5,000	23,888
Wing Tai Holdings, Ltd. (I)	4,000	5,166
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	11,579
Yanlord Land Group, Ltd.	7,000	9,334

		933,153
South Africa - 0.48%
ABSA Group, Ltd.	1,681	32,853
Adcock Ingram Holdings, Ltd.	524	4,140
Afgri, Ltd.	8,620	7,579
African Bank Investments, Ltd.	6,694	32,739
African Oxygen, Ltd.	1,477	4,390
African Rainbow Minerals, Ltd. (I)	987	25,952
Anglo Platinum, Ltd.	276	28,061
AngloGold Ashanti, Ltd., SADR (L)	1,100	41,745
Aspen Pharmacare Holdings, Ltd. (I)	2,184	23,847
Aveng, Ltd. (I)	2,595	13,403
AVI, Ltd.	4,242	13,859
Barloworld, Ltd.	2,065	13,981
Bidvest Group, Ltd.	1,720	32,134
Capitec Bank Holdings, Ltd.	300	3,895
Discovery Holdings, Ltd., ADR	3,521	16,690
Drdgold, Ltd. (I)	8,960	4,514
FirstRand, Ltd.	13,261	36,798
Foschini, Ltd.	2,097	19,274
Gold Fields, Ltd.	3,800	47,956
Great Basin Gold, Ltd. (I)(L)	5,000	8,517
Grindrod, Ltd.	1,583	3,323
Harmony Gold Mining Company, Ltd. (I)	1,600	15,168

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Illovo Sugar, Ltd.	1,857	$7,574
Impala Platinum Holdings, Ltd.	2,110	61,932
Imperial Holdings, Ltd.	1,333	18,370
Investec, Ltd.	1,608	13,805
JD Group, Ltd.	2,907	17,739
Kumba Iron Ore, Ltd.	515	24,974
Kumba Resources, Ltd.	1,225	21,177
Liberty Holdings, Ltd.	983	9,789
Massmart Holdings, Ltd.	1,182	17,614
Metorex, Ltd. (I)	1,710	903
Metropolitan Holdings, Ltd.	3,767	8,736
Mittal Steel South Africa, Ltd.	944	12,004
Mondi, Ltd.	1,967	14,537
MTN Group, Ltd.	5,549	85,293
Murray & Roberts Holdings, Ltd.	3,011	17,886
Mvelaphanda Group, Ltd.	10,184	12,498
Nampak, Ltd.	4,542	11,158
Naspers, Ltd. (I)	1,832	79,523
Nedbank Group, Ltd.	1,196	23,140
Network Healthcare Holdings, Ltd.	10,169	18,429
Northam Platinum, Ltd.	2,901	19,104
Palabora Mining Company, Ltd.	99	1,661
Peregrine Holdings, Ltd.	3,334	5,461
Pick’n Pay Stores, Ltd.	1,977	11,674
Pretoria Portland Cement Company, Ltd.	4,312	20,239
Sanlam, Ltd.	16,519	56,425
Sappi, Ltd., SADR (I)	3,600	16,020
Sasol, Ltd.	2,000	82,540
Shoprite Holdings, Ltd.	2,385	23,798
Spar Group, Ltd. (I)	1,244	12,718
Standard Bank Group, Ltd.	4,021	63,290
Steinhoff International Holdings, Ltd. (I)	10,973	30,117
Sun International, Ltd.	1,358	17,161
Super Group, Ltd. (I)	127,245	12,235
Telkom SA, Ltd.	800	14,840
Tiger Brands, Ltd.	1,427	35,928
Tongaat Hulett Ltdtongaat Hulett Ltd. (I)	510	7,210
Trencor, Ltd.	1,264	5,214
Truworths International, Ltd.	3,324	23,855
Woolworths Holdings, Ltd.	7,995	24,741

		1,392,130
South Korea - 0.82%
Amorepacific Corp.	25	18,196
Asiana Airlines, Inc.	2,380	8,703
Cheil Industries, Inc.	410	23,163
CJ CheilJedang Corp.	103	20,471
CJ Corp.	119	7,083
Daegu Bank	620	8,297
Daelim Industrial Company, Ltd.	217	14,366
Daewoo International Corp.	296	9,411
Daewoo Motor Sales Corp.	161	552
Daewoo Securities Company, Ltd.	1,300	23,406
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,180	22,606
Daishin Securities Company, Ltd.	870	12,100
DC Chemical Company, Ltd.	89	15,502
Dongbu Insurance Company, Ltd.	320	9,127
Dongkuk Steel Mill Company, Ltd.	690	14,014
Doosan Corp.	64	7,258
Doosan Heavy Industries and
Construction Company, Ltd.	106	8,479
Doosan Infracore Company, Ltd. (I)	830	15,018
GS Engineering & Construction Corp.	154	13,253
GS Holdings Corp.	500	17,706

103

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hana Financial Group, Inc.	1,080	$33,473
Hanil Cement
Manufacturing Company, Ltd.	146	9,394
Hanjin Heavy Industries &
Construction Company, Ltd.	410	9,322
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,340
Hanjin Shipping Company, Ltd. (I)	511	14,004
Hanjin Shipping Holdings Company, Ltd.	98	1,769
Hankook Tire Company, Ltd.	830	15,696
Hanwha Chemical Corp.	1,330	16,200
Hanwha Corp.	530	19,305
Hite Brewery Company, Ltd.	40	5,028
Hite Holdings Company, Ltd.	51	1,043
Honam Petrochemical Corp.	201	20,174
Hotel Shilla Company, Ltd.	460	9,219
Hynix Semiconductor, Inc. (I)	1,670	39,360
Hyosung Corp.	255	18,281
Hyundai Department Store Company, Ltd.	157	14,352
Hyundai Engineering &
Construction Company, Ltd.	133	7,291
Hyundai H & S Company, Ltd.	99	7,207
Hyundai Heavy Industries Company, Ltd.	137	28,665
Hyundai Hysco Company, Ltd.	300	5,059
Hyundai Merchant Marine Company, Ltd.	940	25,383
Hyundai Mipo Dockyard Company, Ltd.	154	21,140
Hyundai Mobis	265	35,104
Hyundai Motor Company, Ltd.	724	73,845
Hyundai Securities Company, Ltd.	1,170	14,045
Hyundai Steel Company	350	26,545
Industrial Bank of Korea	1,290	16,860
Kangwon Land, Inc.	910	13,675
KB Financial Group, Inc., ADR	1,400	67,144
KCC Corp.	56	17,526
Kia Motors Corp.	1,680	37,460
KISCO Corp.	35	1,226
KISCO Holdings Company, Ltd.	10	555
Korea Electric Power Corp., SADR	2,200	35,728
Korea Exchange Bank	1,420	16,928
Korea Gas Corp.	342	14,453
Korea Investment Holdings Company, Ltd.	460	12,634
Korea Kumho Petrochemical Company, Ltd.	90	2,205
Korea Line Corp.	126	7,008
Korea Zinc Company, Ltd.	68	12,051
Korean Air Lines Company, Ltd.	473	27,908
Korean Reinsurance Company, Ltd.	367	3,241
KT Corp. SADR	900	18,684
KT&G Corp.	465	25,729
Kumho Industrial Company, Ltd.	150	716
LG Chem, Ltd.	208	44,167
LG Corp.	449	28,187
LG Display Company, Ltd., ADR (L)	2,900	51,272
LG Electronics, Inc.	361	36,711
LG Household & Health Care, Ltd.	46	12,313
LG Telecom, Ltd.	1,370	9,342
Lotte Chilsung Beverage Company, Ltd.	10	7,645
Lotte Confectionery Company, Ltd.	5	5,830
Lotte Shopping Company, Ltd.	42	12,211
LS Cable, Ltd.	188	16,405
LS Industrial Systems Company, Ltd.	164	11,631
Mirae Asset Securities Company, Ltd.	306	15,402
Namyang Dairy Products Company, Ltd.	17	8,024
NCSoft Corp.	135	17,106
NHN Corp.	143	22,758
POSCO, SADR	1,100	128,711

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
S&T Dynamics Company, Ltd.	570	$8,012
S-Oil Corp.	290	14,610
S1 Corp.	180	7,429
Samsung Card Company, Ltd.	400	18,141
Samsung Corp.	460	24,736
Samsung Digital Imaging Company, Ltd.	55	2,297
Samsung Electro-Mechanics Company, Ltd.	352	35,745
Samsung Electronics Company, Ltd.	446	322,582
Samsung Engineering Company, Ltd.	321	33,160
Samsung Fire & Marine
Insurance Company, Ltd.	121	19,399
Samsung Heavy Industries Company, Ltd.	810	18,850
Samsung SDI Company, Ltd.	181	22,693
Samsung Securities Company, Ltd.	305	16,427
Samsung Techwin Company, Ltd.	124	9,298
Seah Besteel Corp.	440	6,374
SeAH Holdings Corp.	102	5,534
Shinhan Financial Group
Company, Ltd., SADR	1,200	95,400
Shinsegae Company, Ltd.	67	31,686
SK Energy Company, Ltd.	323	34,645
SK Networks Company, Ltd.	610	6,193
SK Telecom Company, Ltd. ADR	1,400	24,164
STX Pan Ocean Company, Ltd.	870	10,292
STX Shipbuilding Company, Ltd.	430	4,898
Taekwang Industrial Company, Ltd.	5	3,164
Taihan Electric Wire Company, Ltd.	260	3,902
Tong Yang Investment Bank	370	3,429
Woongjin Coway Company, Ltd.	680	21,105
Woongjin Holdings Company, Ltd.	780	7,240
Woori Finance Holdings Company, Ltd.	1,350	19,780
Woori Investment &
Securities Company, Ltd.	740	10,257
Young Poong Corp.	8	4,526
Yuhan Corp.	101	15,397

		2,361,766
Spain - 0.67%
Abengoa SA (I)	391	11,294
Abertis Infraestructuras SA	1,798	34,542
Acciona SA	190	21,104
Acerinox SA	1,123	22,130
ACS Actividades de Construccion y
Servicios SA	629	28,987
Banco Bilbao Vizcaya Argentaria SA	3,148	43,027
Banco Bilbao Vizcaya Argentaria SA	9,856	134,929
Banco de Sabadell SA	6,365	35,130
Banco de Valencia SA	1,769	11,272
Banco Espanol De Credito Sabanco
Esp Credito	577	6,076
Banco Guipuzcoano SA	2,182	17,083
Banco Pastor SA	1,971	11,466
Banco Popular Espanol SA	6,121	45,027
Banco Santander SA	15,896	210,941
Banco Santander SA (L)	18,530	245,893
Bankinter SA	2,422	20,171
Baron de Ley SA (I)	66	3,054
Bolsas y Mercados Espanoles	144	3,854
Campofrio Alimentacion SA (I)	807	7,610
Cementos Portland Valderrivas SA (I)	444	11,376
Cia Espanola de Petroleos SA (I)	245	6,908
Cintra Concesiones de Infraestructuras de
Transporte SA	3,229	31,446
Construcciones & Auxiliar de
Ferrocarriles SA	30	17,649

104

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Criteria Caixacorp SA (I)	3,389	$16,799
Ebro Puleva SA	858	15,812
Enagas	1,409	30,964
Faes Farma SA	465	2,146
Fomento de Construcciones SA	276	10,113
Gamesa Corporacion Tecnologica SA	1,540	21,139
Gas Natural SDG SA	1,500	27,719
Gestevision Telecinco SA	1,063	16,693
Grifols SA	1,108	16,586
Grupo Catalana Occidente SA	291	5,916
Grupo Empresarial Ence SA	533	1,926
Grupo Empresarial Ence SA	250	904
Iberdrola Renovables SA	3,504	14,563
Iberdrola SA	13,080	110,769
Iberia Lineas Aereas de Espana SA	2,350	8,201
Inditex SA	727	47,866
Indra Sistemas SA	937	19,191
La Seda de Barcelona SA (I)	1,841	845
Laboratorios Almirall SA	481	6,050
Mapfre SA (I)	4,256	15,604
NH Hoteles SA	580	2,475
Obrascon Huarte Lain SA	995	28,800
Papeles y Cartones de Europa SA (I)	2,023	10,119
Promotora de Informaciones SA (L)	515	1,852
Realia Business SA	3,816	8,273
Red Electrica De Espana	660	35,437
Repsol YPF SA	800	19,024
Repsol YPF SA	2,906	68,831
Sol Melia SA (I)	724	6,218
SOS Cuetara SA	665	2,235
Tecnicas Reunidas SA (I)	148	9,314
Telefonica SA, SADR	4,700	334,170
Tubos Reunidos SA	599	1,723
Vidrala SA	495	12,570
Viscofan SA	232	6,094
Vocento SA	703	4,462
Zardoya Otis SA (I)	1,105	19,157
Zeltia SA	2,108	11,203

		1,952,732
Sweden - 0.57%
AarhusKarlshamn AB	600	16,292
AB SKF	1,519	27,021
Active Biotech AB	427	6,710
Alfa Laval AB	2,028	29,877
Angpanneforeningen AB	259	8,083
Assa Abloy AB, Series B	1,600	31,343
Atlas Copco AB, Series A	2,339	36,321
Atlas Copco AB, Series B	1,570	22,030
Avanza Bank Holding Ab	300	7,774
Axfood AB	100	2,937
Bergman & Beving AB (I)	25	366
Billerud Aktibolag AB	600	4,876
Biovitrum AB (I)	28	148
Boliden AB	2,677	38,326
Bure Equity AB	284	1,034
Clas Ohlson AB (I)	376	6,853
D. Carnegie & Company AB (I)	700	0
Electrolux AB	1,712	39,166
Elekta AB (I)	1,152	32,206
Eniro AB	1,435	4,575
Ericsson (LM), Series B	10,085	105,572
Getinge AB, Series B	1,295	31,071
Hakon Invest AB	916	17,511
Haldex AB	1,200	9,796

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Hennes & Mauritz AB, Series B	1,483	$95,943
Hexagon AB	1,760	25,065
Hexpol AB	60	706
Hoganas AB	200	5,494
Holmen AB, Series B	626	16,814
Husqvarna AB, B Shares	3,585	26,039
Husqvarna Ab, Series A	1,070	7,439
Industrial & Financial Systems AB	1,400	17,818
Intrum Justitia AB	200	2,528
JM AB	800	14,116
Lindab International AB	600	6,048
Loomis AB	280	3,608
Lundin Petroleum AB (I)	2,903	24,594
Meda AB	2,924	32,113
Medivir AB (I)	250	4,440
Modern Times Group AB, Series B	496	28,878
NCC AB	275	4,804
Nibe Industrier AB	476	5,473
Nobia AB	4,653	24,881
Nordea Bank AB (L)	14,997	147,922
PA Resources AB (I)	475	1,639
Peab AB	2,689	16,519
Ratos AB	905	29,982
Rezidor Hotel Group AB	1,181	5,484
Sandvik AB	3,835	47,990
Scania AB, Series B	725	11,479
Seco Tools AB	474	6,121
Securitas AB, Series B	2,105	22,464
Skandinaviska Enskilda Banken
AB, Series A	7,601	48,620
Skanska AB, Series B	2,913	52,981
SKF AB	245	4,344
SkiStar AB	355	6,762
SSAB AB, Series A	405	7,289
SSAB Svenskt Stal AB, Series B	470	7,637
Svenska Cellulosa AB	4,426	62,449
Svenska Handelsbanken AB, Series A	2,353	68,913
Swedbank AB, Class A	3,893	39,908
Swedish Match AB	924	22,057
Tele2 AB, Series B	1,623	27,115
Telefonaktiebolaget LM Ericsson	2,500	26,075
Teliasonera AB (L)	9,566	67,943
Trelleborg AB, Series B	821	6,007
Volvo AB, Series A	2,331	23,033
Volvo AB, Series B	4,814	48,328

		1,635,750
Switzerland - 1.52%
ABB, Ltd. (I)	12,150	265,229
Actelion, Ltd. (I)	592	26,893
Adecco SA	842	47,837
AFG Arbonia-Forster Holding AG	54	1,289
Allreal Holding AG	41	5,050
Aryzta AG	797	34,938
Bachem Holding AG	51	3,360
Baloise Holding AG	399	35,416
Bank Coop AG	219	14,690
Bank Sarasin & Compagnie AG	196	8,130
Banque Cantonale Vaudoise	51	23,806
Barry Callebaut AG	20	12,923
Basilea Pharmaceutica AG (I)	119	9,216
Belimo Holding AG	4	5,042
Berner Kantonalbank	51	11,565
Bobst Group AG	236	8,963
Bucher Industries AG	32	4,343

105

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Burckhardt Compression Holding AG	4	$790
Centralschweizerische Kraftwerke AG	13	4,019
Charles Voegele Holding AG	176	7,935
Clariant AG	3,320	42,137
Compagnie Financiere Richemont SA (I)	2,842	110,172
Conzzeta Holding AG	4	7,131
Credit Suisse Group AG	4,800	246,624
Dufry Group AG	34	2,725
EFG International	308	5,348
EMS-Chemie Holding AG	77	10,567
Flughafen Zuerich AG	27	9,603
Forbo Holding AG	23	9,877
Galenica Holding AG	30	11,917
GAM Holding, Ltd.	940	11,537
Geberit AG	245	43,821
Georg Fischer AG	30	11,000
Givaudan AG	41	35,959
Gurit Heberlein AG	16	8,482
Helvetia Patria Holding AG	24	8,405
Holcim, Ltd.	1,535	114,238
Implenia AG (I)	111	3,139
Julius Baer Group, Ltd.	1,141	41,365
Kaba Holding AG (I)	47	14,068
Kudelski SA	786	24,180
Kuehne & Nagel International AG	323	32,636
Kuoni Reisen Holding AG	39	15,633
Lindt & Spruengli AG-REG	1	27,083
Logitech International SA (I)	1,191	19,524
Lonza Group AG	368	30,037
Luzerner Kantonalbank AG	38	10,791
Micronas Semiconductor Holding AG	1,672	8,890
Mobimo Holding AG (I)	62	11,231
Nestle SA	12,729	651,232
Nobel Biocare Holding AG	345	9,218
Novartis AG (L)	8,600	465,260
Orell Fuessli Holding AG	57	7,570
Panalpina Welttransport Holding AG	188	15,980
Partners Group Holding AG	72	10,192
Petroplus Holdings AG (I)	805	14,970
Precious Woods Holding AG (I)	138	4,714
PubliGroupe SA	25	2,491
Rieter Holding AG	46	13,384
Roche Holdings AG	2,195	356,200
Roche Holdings AG CHF	100	16,676
Romande Energie Holding SA	8	13,203
Schindler Holding AG - REG	174	15,100
Schulthess Group AG	116	5,210
Schweiter Technologies AG	25	14,071
Schweizerhall Holding AG	47	7,127
Schweizerische National-Versicherungs-
Gesellschaft AG (I)	483	13,623
SGS SA	26	35,875
Sika AG	10	16,893
Sonova Holding AG	109	13,549
St. Galler Kantonalbank	37	16,881
Straumann Holding AG	53	13,193
Sulzer AG	175	17,025
Swatch Group AG	246	14,643
Swiss Life Holding (I)	221	29,008
Swiss Prime Site AG	369	23,088
Swiss Reinsurance Company, Ltd.	2,606	128,157
Swisscom AG	130	47,465
Swisslog Holding AG	10,748	10,300
Swissquote Group Holding SA	142	6,189
Syngenta AG, ADR	2,500	138,775

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Tamedia AG	61	$4,970
Temenos Group AG (I)	170	5,000
The Swatch Group AG	191	60,976
Tyco Electronics, Ltd.	2,000	54,960
UBS AG	21,485	348,810
Unaxis Holding AG	26	885
Valiant Holding AG	141	27,478
Valora Holding AG	66	17,084
Vontobel Holding AG	286	8,460
WMH Walter Meier AG	28	3,769
Ypsomed Holding AG (I)	2	129
Zehnder Group AG	10	16,202
Zurich Financial Services AG	954	244,819

		4,400,358
Taiwan - 0.79%
Acer, Inc. (I)	12,275	36,224
Advanced Semiconductor
Engineering, Inc. (I)	18,000	16,420
Altek Corp. (I)	4,000	7,020
AmTRAN Technology Company, Ltd.	9,000	10,376
Asia Cement Corp. (I)	15,820	15,433
Asia Optical Company, Inc.	5,000	10,019
Asustek Computer, Inc.	16,454	28,626
AU Optronics Corp. (I)	4,123	46,714
BES Engineering Corp. (I)	46,000	11,189
Capital Securities Corp. (I)	14,000	7,200
Catcher Technology Company, Ltd. (I)	5,720	14,038
Cathay Financial Holdings
Company, Ltd. (I)	23,450	39,108
Cathay Real Estate Development
Company, Ltd. (I)	18,000	7,617
Chang Hwa Commercial Bank, Ltd. (I)	29,000	13,156
Cheng Shin Rubber Industry
Company, Ltd. (I)	6,600	14,042
Cheng Uei Precision Industry
Company, Ltd. (I)	5,100	10,043
Chia Hsin Cement Corp. (I)	14,000	6,895
Chicony Electronics Company, Ltd. (I)	5,246	13,949
Chin-Poon Industrial Company, Ltd. (I)	9,000	7,378
China Airlines, Ltd. (I)	8,320	3,037
China Development Financial
Holdings Corp. (I)	139,250	39,437
China Life Insurance Company, Ltd. (I)	13,000	10,036
China Petrochemical Development Corp.	10,600	4,586
China Steel Chemical Corp. (I)	3,000	8,457
China Steel Corp. (I)	41,685	42,962
Chinatrust Financial Holding
Company, Ltd. (I)	43,344	24,582
Chinese Maritime Transport, Ltd. (I)	3,000	7,729
Chong Hong Construction Company (I)	4,000	7,161
Chung Hung Steel Corp.	8,744	4,098
Chunghwa Picture Tubes, Ltd. (I)	74,000	8,453
Chunghwa Telecom Company, Ltd., ADR	1,963	38,141
Clevo Company (I)	5,000	10,603
CMC Magnetics Corp.	50,000	13,701
Compal Electronics, Inc. (I)	16,255	21,253
Cyberlink Corp. (I)	2,000	9,282
Cybertan Technology, Inc. (I)	5,000	6,938
D-Link Corp. (I)	7,980	8,234
Delta Electronics, Inc. (I)	8,241	26,065
Depo Auto Parts Industrial
Company, Ltd. (I)	3,000	7,337
E.Sun Financial Holding Company, Ltd. (I)	27,562	11,160
Elan Microelectronics Corp. (I)	5,050	8,018

106

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Epistar Corp. (I)	6,000	$19,908
Eternal Chemical Company, Ltd. (I)	9,000	9,192
EVA Airways Corp.	27,920	13,134
Evergreen International Storage &
Transport Corp. (I)	6,000	5,022
Far Eastern Department Stores
Company, Ltd. (I)	11,330	9,371
Far Eastern New Century Corp. (I)	15,442	16,955
Far EasTone
Telecommunications Company, Ltd.	9,000	10,766
First Financial Holding Company, Ltd. (I)	40,085	22,012
Forhouse Corp. (I)	7,000	7,914
Formosa Chemicals & Fibre Corp. (I)	13,390	31,309
Formosa Petrochemical Corp. (I)	3,000	7,904
Formosa Plastic Corp. (I)	16,470	36,285
Formosa Taffeta Company, Ltd. (I)	12,000	9,555
Foxconn Technology Company, Ltd. (I)	5,928	21,728
Fubon Financial Holding Company, Ltd. (I)	20,000	24,291
Gemtek Technology Corp.	5,000	8,070
Gintech Energy Corp (I)	5,000	16,190
Goldsun Development & Construction
Company, Ltd. (I)	20,178	8,519
Hey Song Corp. (I)	14,000	11,685
High Tech Computer Corp. (I)	2,415	28,192
Holystone Enterprise Company, Ltd. (I)	7,000	11,204
Hon Hai Precision Industry
Company, Ltd. (I)	29,140	126,060
Hotai Motor Company, Ltd. (I)	5,000	11,033
Hua Nan Financial Holdings
Company, Ltd. (I)	27,006	16,530
Huaku Development Company, Ltd. (I)	3,000	7,779
Hung Poo Real Estate
Development Corp. (I)	5,000	6,632
InnoLux Display Corp. (I)	32,365	49,329
Inventec Company, Ltd. (I)	19,635	11,214
King’s Town Bank (I)	36,000	10,186
Kinsus Interconnect Technology Corp. (I)	4,000	10,471
Largan Precision Company, Ltd. (I)	1,020	15,343
Lee Chang Yung Chemical
Industries Corp. (I)	7,000	8,261
Lien Hwa Industrial Corp. (I)	15,000	7,300
Lite-On Technology Corp. (I)	22,155	29,383
Macronix International Company, Ltd. (I)	27,269	18,018
MediaTek, Inc. (I)	3,018	52,324
Mega Financial Holding Company, Ltd. (I)	47,000	27,215
Micro-Star International Company, Ltd. (I)	7,642	4,785
Mitac International (I)	14,559	6,689
NAN Kang Rubber Tire Company, Ltd.	8,000	11,716
Nan Ya Plastics Corp. (I)	22,870	46,505
Nanya Technology Corp.	27,181	25,810
Opto Technology Corp. (I)	9,000	7,560
Phihong Technology Company, Ltd.	8,000	7,614
Polaris Securities Company, Ltd. (I)	12,000	6,230
Pou Chen Corp. (I)	22,153	18,087
President Chain Store Corp. (I)	4,544	11,329
Quanta Computer, Inc. (I)	8,080	15,663
Radiant Opto-Electronics Corp. (I)	6,000	8,276
Radium Life Tech Company, Ltd. (I)	9,000	7,560
Realtek Semiconductor Corp. (I)	4,040	10,893
Ritek Corp. (I)	45,359	11,816
Ruentex Development Company, Ltd. (I)	6,000	8,495
Sanyang Industrial Company, Ltd.	42,000	17,267
Shin Kong Financial Holding
Company, Ltd. (I)	40,204	15,811
Shin Zu Shing Company, Ltd. (I)	2,000	8,495

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Siliconware Precision Industries Company	2,812	$16,900
Sincere Navigation Corp. (I)	7,000	8,889
SinoPac Holdings Company, Ltd. (I)	66,000	23,466
Standard Foods Corp. (I)	6,000	10,929
Synnex Technology International Corp. (I)	5,500	12,116
Ta Chong Bank, Ltd.	15,000	2,974
Tainan Spinning Company, Ltd. (I)	25,000	10,070
Taishin Financial Holdings Company, Ltd.	34,495	13,999
Taiwan Business Bank	25,000	6,602
Taiwan Cellular Corp.	4,000	7,530
Taiwan Cement Corp.	17,080	16,099
Taiwan Cooperative Bank (I)	33,500	20,243
Taiwan Fertilizer Company, Ltd. (I)	7,000	22,356
Taiwan Glass Industrial Corp. (I)	10,000	10,604
Taiwan Semiconductor Manufacturing
Company, Ltd. (I)	80,530	155,411
Taiwan Tea Corp. (I)	18,218	11,349
Teco Electric & Machinery
Company, Ltd. (I)	20,000	8,780
Ton Yi Industrial Corp. (I)	10,000	3,922
Tong Yang Industry Company, Ltd. (I)	6,000	11,099
Tung Ho Steel Enterprise Corp. (I)	3,212	3,644
Tyntek Corp. (I)	8,000	6,926
U-Ming Marine Transport Corp. (I)	4,000	8,107
Uni-President Enterprises Corp. (I)	18,113	20,605
Unimicron Technology Corp. (I)	6,000	7,693
United Microelectronics Corp. (I)	97,620	51,548
Universal Cement Corp. (I)	15,000	7,670
UPC Technology Corp. (I)	17,000	9,521
Walsin Lihwa Corp.	39,000	15,360
Wan Hai Lines, Ltd.	8,400	4,723
Waterland Financial Holding Company	22,000	6,994
Wei Chuan Food Corp. (I)	9,000	10,474
Winbond Electronics Corp.	64,000	18,030
Wistron Corp. (I)	12,403	22,516
WPG Holdings Company, Ltd. (I)	5,000	8,164
Yageo Corp. (I)	39,000	15,217
Yang Ming Marine Transport Corp. (I)	16,499	6,179
Young Fast Optoelectronics
Company, Ltd. (I)	1,000	10,563
Yuanta Financial Holdings
Company, Ltd. (I)	41,000	24,574
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	26,000	10,800
Yulon Motor Company, Ltd. (I)	11,000	12,174
Zinwell Corp. (I)	4,000	7,514
Zyxel Communications Corp.	6,000	4,748

		2,290,684
Thailand - 0.11%
Advanced Info Service PCL	4,500	12,003
Airports of Thailand PCL	6,000	7,098
Bangkok Bank PCL	2,900	12,334
Bangkok Bank PCL	3,700	15,050
Bank of Ayudhya PCL	31,800	20,821
Banpu PCL	500	9,562
BEC World PCL	10,000	7,670
Charoen Pokphand Foods PCL	22,900	10,623
Delta Electronics Thailand PCL	15,000	8,721
Glow Energy PCL	7,500	8,930
IRPC PCL	74,400	10,722
Kasikornbank PCL, Foreign Shares	7,700	24,532
Krung Thai Bank PCL	42,800	16,148
Land & Houses PCL, Foreign Shares	45,800	8,857
Preuksa Real Estate PCL	15,000	8,118

107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
PTT Chemical PCL	7,500	$22,035
PTT Exploration & Production PCL	5,800	26,637
PTT PCL, Foreign Shares	3,700	29,980
Siam Cement PCL	2,900	23,056
Siam Commercial Bank PCL	2,300	6,544
Thai Oil PCL	7,000	10,824
Thai Union Frozen Products PCL	8,700	10,157
TMB Bank PCL	210,100	9,097
Total Access Communication PCL	6,300	7,209

		326,728
Turkey - 0.10%
Akbank AS	3,972	25,635
Anadolu Efes Biracilik ve Malt Sanayii AS	1,058	11,142
Arcelik AS	2,206	8,928
Aygaz AS	1,926	8,003
BIM Birlesik Magazalar AS	359	18,670
Dogan Sirketler Grubu Holdings AS (I)	10,683	8,169
Dogan Yayin Holding AS	6,594	7,086
Enka Insaat ve Sanayi AS	1,345	6,234
Ford Otomotiv Sanayi As	1,110	8,035
GSD Holding AS	8,585	5,379
Hurriyet Gazetecilik AS	6,741	7,376
KOC Holdings AS	4,095	14,024
Petkim Petrokimya Holding AS	1,436	8,478
Tofas Turk Otomobil Fabrik AS	1,937	7,252
Tupras Turkiye Petrol Rafine AS	1,188	27,036
Turk Ekonomi Bankasi AS	4,685	7,960
Turk Hava Yollari AS	2,226	7,634
Turk Sise ve Cam Fabrikalari AS	6,667	8,379
Turkcell Iletisim Hizmetleri AS, ADR	1,100	16,566
Turkiye Garanti Bankasi AS	5,912	27,703
Turkiye Halk Bankasi AS	1,645	11,937
Turkiye Is Bankasi	2,403	7,536
Turkiye Is Bankasi AS	5,211	16,952
Turkiye Sinai Kalkinma Bankasi AS	4,886	7,284
Yapi ve Kredi Bankasi AS	4,484	11,399

		294,797
United Arab Emirates - 0.02%
Dragon Oil PLC (I)	5,726	42,194
United Kingdom - 4.78%
A.G. Barr PLC	978	14,140
Aberdeen Asset Management PLC	7,201	14,219
Acergy SA	503	9,171
Admiral Group PLC	1,595	31,934
Aegis Group PLC	13,519	26,060
Aga Rangemaster Group PLC	3,162	5,722
Aggreko PLC	2,431	44,001
AMEC PLC	2,895	35,047
Amlin PLC	5,558	32,716
Anglo American PLC	7,328	320,107
Antofagasta PLC	2,944	46,527
Arm Holdings PLC	4,100	43,829
Arriva PLC	2,458	27,368
Ashmore Group PLC	2,022	8,093
Associated British Foods PLC (I)	2,912	43,206
Assura Group, Ltd.	5,036	3,477
AstraZeneca PLC, SADR (L)	7,800	348,816
Autonomy Corp. PLC	1,864	51,605
Aveva Group PLC	375	6,747
Aviva PLC	20,827	121,680
Babcock International Group PLC	2,859	26,117
BAE Systems PLC (I)	24,883	140,471
Balfour Beatty PLC	7,040	31,250

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC (L)	15,600	$339,300
Barratt Developments PLC	569	1,072
BBA Aviation PLC	4,220	12,515
Beazley PLC	7,685	12,639
Bellway PLC	1,862	21,741
Berkeley Group Holdings PLC (I)	769	9,505
BG Group PLC	17,182	296,820
BHP Billiton PLC	5,100	348,993
Bodycote PLC	1,394	4,449
Bovis Homes Group PLC	816	4,947
BP PLC	11,293	106,945
BP PLC (L)	14,300	816,101
British Airways PLC (L)	4,906	18,108
British American Tobacco PLC	4,200	289,380
British American Tobacco PLC	963	33,210
British Sky Broadcasting Group PLC	1,500	54,585
Britvic PLC	1,286	9,053
BSS Group PLC	706	3,063
BT Group PLC	4,200	78,582
BTG PLC	3,898	10,540
Bunzl PLC	2,935	32,081
Burberry Group PLC	3,714	40,297
Cable & Wireless Communications PLC (I)	17,566	14,766
Cable & Wireless Worldwide (I)	17,566	24,524
Cairn Energy PLC	9,527	60,201
Capita Group PLC	3,825	43,945
Capital & Regional PLC	1,359	727
Care UK PLC	700	4,743
Carillion PLC	5,864	29,045
Carnival PLC (L)	1,900	77,786
Carphone Warehouse Group PLC (I)	2,971	7,191
Centrica PLC	23,869	106,372
Charter International PLC	2,032	23,184
Chemring Group PLC (I)	273	13,730
Chesnara PLC	1,469	5,239
Chloride Group PLC	857	2,735
Cineworld Group PLC	2,556	7,270
Close Brothers Group PLC	2,056	24,172
Cobham PLC	7,963	31,025
Colt Telecom Group SA (I)	4,670	9,006
Compass Group PLC (I)	12,354	98,677
Computacenter PLC	4,615	21,472
Connaught PLC	406	1,520
Cookson Group PLC	3,162	26,251
Croda International PLC (I)	768	10,930
CSR PLC (I)	763	5,299
D.S. Smith PLC	3,814	7,789
Daily Mail & General Trust	3,091	23,312
Dairy Crest Group PLC	1,305	7,384
Dana Petroleum PLC (I)	944	17,225
Davis Service Group PLC	980	6,279
De La Rue PLC	1,136	15,955
Debenhams PLC	18,950	21,732
Delta PLC	4,870	14,031
Development Securities PLC	1,292	5,352
Diageo PLC, SADR	3,700	249,565
Dicom Group PLC	695	2,382
Dimension Data Holdings PLC (I)	19,808	27,447
Diploma PLC	2,172	6,545
Domino Printing Sciences PLC (I)	631	3,711
Drax Group PLC	2,951	16,744
DSG International PLC	27,929	14,835
Dunelm Group PLC	675	3,793
Eaga PLC	2,873	6,255
easyJet PLC (I)	2,229	15,537

108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Electrocomponents PLC	2,084	$6,964
Elementis PLC (I)	3,596	3,112
Ensco International PLC, ADR	2,100	94,038
Enterprise Inns PLC	1,488	2,713
Eurasian Natural Resources Corp.	1,380	25,004
Evolution Group PLC	6,137	11,798
F&C Asset Management PLC	4,118	3,888
Fenner PLC	4,741	15,300
Filtrona PLC	4,504	14,902
FirstGroup PLC	4,847	26,431
Forth Ports PLC	298	6,280
G4S PLC	9,075	36,033
Galliford Try PLC	1,829	8,902
Game Group PLC	4,942	7,357
Gem Diamonds, Ltd. (I)	3,004	11,313
Genus PLC (I)	1,065	11,058
GKN PLC	14,913	31,187
GlaxoSmithKline PLC	8,400	323,568
Go-Ahead Group PLC	135	2,878
Greene King PLC	1,452	9,887
Greggs PLC	350	2,585
Halfords Group PLC	3,088	22,202
Halma PLC	2,484	9,513
Hampson Industries PLC	4,514	4,158
Hargreaves Lansdown PLC	1,126	5,584
Hays PLC	14,281	23,534
Headlam Group PLC	474	1,940
Helical Bar PLC	514	2,632
Henderson Group PLC	3,377	7,222
Hikma Pharmaceuticals PLC	623	5,976
Hill & Smith Holdings PLC	125	654
HMV Group PLC	2,045	2,625
Holidaybreak PLC	1,968	8,189
Home Retail Group PLC	5,710	23,504
Homeserve PLC	668	18,146
HSBC Holdings PLC, SADR	23,610	1,196,791
Hunting PLC	1,995	18,650
ICAP PLC	4,862	27,518
IG Group Holdings PLC	2,931	17,883
IMI PLC	3,359	33,605
Imperial Tobacco Group PLC	800	48,808
Imperial Tobacco Group PLC (I)	5,955	182,004
Inchcape PLC	10,171	4,556
Informa PLC	5,662	33,313
Inmarsat PLC	3,801	43,632
Innospec, Inc. (I)	500	5,680
Intercontinental Hotels Group PLC	2,200	34,408
Intermediate Capital Group PLC	1,123	4,624
International Personal Finance PLC	1,077	3,925
International Power PLC	12,509	60,451
Intertek Group PLC	1,429	31,635
Invensys PLC (I)	5,363	27,675
Investec PLC	4,064	33,224
ITV PLC	38,008	34,991
J Sainsbury PLC (I)	9,580	47,727
J.D. Wetherspoon PLC	642	4,925
Jardine Lloyd Thompson Group PLC (I)	1,381	11,641
Jazztel PLC (I)	1,715	7,168
JKX Oil & Gas PLC	308	1,320
John Wood Group PLC	3,912	21,543
Johnson Matthey PLC	1,725	45,751
Johnston Press PLC	3,508	1,545
Kazakhmys PLC	2,396	55,627
Keller Group PLC	325	3,336
Kesa Electricals PLC	3,019	5,820

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Kier Group PLC	213	$3,559
Kingfisher PLC	18,084	58,886
Kingston Communications PLC	13,206	9,824
Ladbrokes PLC	7,440	17,926
Laird Group PLC	1,534	2,868
Lavendon Group PLC	5,310	6,164
Legal & General Group PLC	42,050	56,099
Lloyds TSB Group PLC	28,330	27,008
Lloyds TSB Group PLC	21,187	81,570
Logica PLC (I)	14,174	29,387
London Stock Exchange Group PLC	1,258	13,554
Lonmin PLC, ADR	1,319	40,840
Luminar Group Holdings PLC	790	527
Man Group PLC (I)	10,588	38,841
Marks & Spencer Group PLC	11,372	63,916
Marston’s PLC	2,935	4,089
McBride PLC (I)	3,988	13,798
Meggitt PLC	8,624	40,050
Melrose PLC	3,200	10,683
Melrose Resources PLC	307	1,397
Michael Page International PLC	1,081	6,566
Micro Focus International PLC	489	3,719
Millennium & Copthorne Hotels PLC	2,072	15,257
Misys PLC	6,400	23,559
Mitchells & Butlers PLC	4,567	21,986
Mitie Group PLC (I)	2,329	8,076
Mondi PLC	3,915	27,598
Morgan Crucible Company PLC	2,337	7,217
Morgan Sindall PLC	210	1,738
Mothercare PLC (I)	561	5,117
Mouchel Parkman PLC	373	1,020
N. Brown Group PLC	922	3,064
National Express Group PLC (I)	6,583	22,914
National Grid PLC, SADR	2,000	97,500
Next PLC	1,681	55,243
Northern Foods PLC (I)	2,299	2,037
Northumbrian Water Group PLC	4,981	21,410
Novae Group PLC	890	3,995
Old Mutual PLC	43,846	81,450
Pace Micro Technology PLC (I)	2,180	6,360
Paypoint PLC	1,027	5,458
Pearson PLC	7,100	111,399
Pendragon PLC	26,477	9,347
Pennon Group PLC	3,652	29,020
Persimmon PLC	5,286	37,386
Petrofac, Ltd.	2,024	36,953
Petropavlovsk PLC	879	15,895
Premier Farnell PLC	4,968	16,997
Premier Foods PLC	51,558	24,862
Premier Oil PLC	388	7,275
Prostrakan Group PLC (I)	2,197	2,851
Provident Financial PLC	1,356	17,865
Prudential PLC	9,400	155,852
Psion PLC	5,211	6,253
Punch Taverns PLC	1,433	1,744
PZ Cussons PLC	1,458	6,021
Qinetiq PLC	11,015	22,383
Quintain Estates & Development PLC	3,488	3,008
Rank Group PLC	1,980	3,536
Rathbone Brothers PLC	756	10,035
Reckitt Benckiser Group PLC	3,190	175,540
Redrow PLC	1,082	2,328
Reed Elsevier PLC	1,800	57,762
Rensburg Sheppards PLC	600	7,833
Rentokil Initial PLC	29,942	59,269

109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Resolution, Ltd.	28,143	$35,003
Rexam PLC	7,165	31,803
Rightmove PLC	2,571	26,303
Rio Tinto PLC, SADR	1,800	426,114
RM PLC	1,719	4,532
ROK PLC	454	276
Rolls-Royce Group PLC	12,848	116,177
Rotork PLC	289	6,156
Royal & Sun Alliance PLC (I)	27,615	53,403
Royal Bank of Scotland Group PLC (I)	26,755	17,801
Royal Bank of Scotland Group
PLC, SADR (I)(L)	5,300	70,172
Royalblue Group PLC	652	13,105
RPC Group PLC	2,984	11,769
RPS Group PLC (I)	1,673	5,188
SABMiller PLC	6,786	199,096
Salamander Energy PLC (I)	742	2,982
Savills PLC	3,206	16,934
Schroders PLC	749	13,090
Schroders PLC (I)	992	21,170
Scottish & Southern Energy PLC	5,123	85,525
Senior PLC	2,247	3,764
Serco Group PLC	3,723	33,916
Severfield Rowen PLC	2,280	6,822
Severn Trent PLC	2,020	36,644
Shanks Group PLC	2,270	3,482
Shire PLC, ADR	1,100	72,556
SIG PLC	6,281	10,842
Smith & Nephew PLC	1,100	55,066
Smiths Group PLC	2,696	46,520
Smiths News PLC	5,009	8,583
Soco International PLC	870	21,863
Southern Cross Healthcare, Ltd.	1,847	2,544
Spectris PLC	1,738	21,798
Spirax-Sarco Engineering PLC	456	9,700
Spirent Communications PLC	3,276	6,160
Sports Direct International PLC	7,101	11,521
SSL International PLC	2,303	28,390
St James’s Place PLC	895	3,534
St. Modwen Properties PLC	1,033	3,030
Stagecoach Group PLC	2,732	7,592
Standard Chartered PLC (I)	15,291	416,693
Standard Life PLC	18,251	55,402
Sthree PLC	3,291	16,986
Subsea 7, Inc. (I)	1,400	28,289
TalkTalk Telecom Group PLC (I)	5,942	11,632
Tate & Lyle PLC	4,153	28,604
Taylor Woodrow PLC (I)	12,083	6,913
Tesco PLC	45,010	297,597
The Sage Group PLC	10,352	37,586
The Weir Group PLC	2,679	37,961
Thomas Cook Group PLC	3,890	15,939
Tomkins PLC	3,100	44,144
Travis Perkins PLC (I)	851	10,553
Trinity Mirror PLC	1,806	4,086
TUI Travel PLC	4,353	19,899
Tullett Prebon PLC	2,196	11,644
Tullow Oil PLC	4,144	78,475
UK Coal PLC	992	757
Ultra Electronics Holdings PLC (I)	805	18,349
Unilever PLC, SADR	6,000	175,680
United Business Media, Ltd.	2,888	24,007
United Utilities Group PLC	3,656	31,041
Vedanta Resources PLC	1,724	72,739
Victrex PLC	1,412	18,870

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC, SADR (I)(L)	25,200	$586,908
VT Group PLC	1,984	22,636
W.S. Atkins PLC (I)	1,648	15,515
Wellstream Holdings PLC	551	5,480
WH Smith PLC	730	5,386
Whitbread PLC	1,746	39,000
William Hill PLC	6,637	21,290
William Morrison Supermarket PLC	14,470	64,474
Wincanton PLC	620	1,890
Wolseley PLC (I)	2,400	58,043
Xchanging PLC	4,028	11,841
Xstrata PLC	14,590	277,101
Yell Group PLC	10,556	6,582

		13,827,367
United States - 39.30%
1st Source Corp.	600	10,530
3Com Corp. (I)	7,700	59,213
3D Systems Corp. (I)	200	2,730
3M Company	4,400	367,708
3PAR, Inc. (I)	1,000	10,000
99 Cents Only Stores (I)	700	11,410
A. M. Castle & Company	200	2,616
A. Schulman, Inc.	500	12,235
A.O. Smith Corp.	300	15,771
AAON, Inc.	300	6,786
AAR Corp. (I)	700	17,374
Aaron, Inc., Class B (L)	700	23,338
Abaxis, Inc. (I)	200	5,438
Abbott Laboratories	8,144	429,026
Abercrombie & Fitch Company, Class A	1,200	54,768
Abington Bancorp, Inc.	600	4,740
ABIOMED, Inc. (I)	200	2,066
ABM Industries, Inc.	1,100	23,320
AboveNet, Inc. (I)	200	10,146
Abraxis BioScience, Inc. (I)	200	10,350
Acacia Research - Acacia Technologies (I)	700	7,581
Acadia Pharmaceuticals, Inc. (I)	900	1,359
ACCO Brands Corp. (I)	1,100	8,426
Accuray, Inc. (I)	300	1,827
ACI Worldwide, Inc. (I)	400	8,244
Acme Packet, Inc. (I)	900	17,352
Acorda Therapeutics, Inc. (I)	500	17,100
Actel Corp. (I)	500	6,925
Activision Blizzard, Inc.	10,900	131,454
Actuant Corp., Class A (I)	600	11,730
Actuate Corp. (I)	1,000	5,590
Acuity Brands, Inc.	700	29,547
Acxiom Corp. (I)	1,700	30,498
Adaptec, Inc. (I)	1,500	4,905
ADC Telecommunications, Inc. (I)	800	5,848
Administaff, Inc.	300	6,402
Adobe Systems, Inc.	3,359	118,808
ADTRAN, Inc. (L)	800	21,080
Advance America Cash Advance
Centers, Inc.	900	5,238
Advance Auto Parts, Inc.	1,000	41,920
Advanced Energy Industries, Inc. (I)	400	6,624
Advanced Micro Devices, Inc.	8,500	78,795
Advent Software, Inc. (I)	400	17,900
Aecom Technology Corp. (I)	900	25,533
AEP Industries, Inc.	200	5,204
Aeropostale, Inc. (I)	1,297	37,393
Aerovironment, Inc. (I)(L)	300	7,833
Aetna, Inc. (I)	3,700	129,907

110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
AFC Enterprises, Inc.	500	$5,365
Affiliated Managers Group, Inc. (I)	500	39,500
Affymax, Inc. (I)	500	11,715
Affymetrix, Inc. (I)	1,200	8,808
Aflac, Inc.	3,100	168,299
AGCO Corp.	1,300	46,631
Agilent Technologies, Inc. (I)	2,200	75,658
AGL Resources, Inc.	1,100	42,515
Air Methods Corp. (I)	100	3,400
Air Products & Chemicals, Inc.	1,500	110,925
Air Transport Services Group, Inc. (I)	1,700	5,729
Aircastle, Ltd.	1,100	10,417
Airgas, Inc.	1,200	76,344
AirTran Holdings, Inc. (I)(L)	1,900	9,652
Airvana, Inc. (I)	1,000	7,660
AK Steel Holding Corp.	1,500	34,290
Akamai Technologies, Inc. (I)	2,219	69,699
Alamo Group, Inc.	400	7,996
Alaska Air Group, Inc. (I)	500	20,615
Alaska Communications Systems
Group, Inc.	700	5,684
Albany International Corp., Class A	400	8,612
Albemarle Corp.	1,000	42,630
Alberto-Culver Company	1,300	33,995
Alcoa, Inc.	12,000	170,880
Alexander & Baldwin, Inc.	600	19,830
Alexion Pharmaceuticals, Inc. (I)	800	43,496
Alico, Inc. (L)	100	2,525
Align Technology, Inc. (I)(L)	1,300	25,142
Alkermes, Inc. (I)	1,600	20,752
Alleghany Corp. (I)	102	29,662
Allegheny Energy, Inc.	956	21,988
Allegheny Technologies, Inc.	1,700	91,783
Allegiant Travel Company	300	17,358
Allergan, Inc.	2,100	137,172
Allete, Inc.	400	13,392
Alliance Data Systems Corp. (I)	400	25,596
Alliance HealthCare Services, Inc. (I)	200	1,124
Alliance One International, Inc. (I)	2,600	13,234
Alliant Energy Corp.	1,000	33,260
Alliant Techsystems, Inc. (I)	400	32,520
Allis-Chalmers Energy, Inc. (I)	200	708
Allos Therapeutics, Inc. (I)	300	2,229
Allscripts-Misys Healthcare
Solutions, Inc. (I)	1,700	33,252
Almost Family, Inc. (I)	100	3,769
Alnylam Pharmaceuticals, Inc. (I)	700	11,914
Alon USA Energy, Inc. (L)	1,300	9,425
Alpha Natural Resources, Inc. (I)	1,416	70,623
Alphatec Holdings, Inc. (I)	1,000	6,370
Altera Corp.	2,500	60,775
Altra Holdings, Inc. (I)	300	4,119
Altria Group, Inc.	13,464	276,281
AMAG Pharmaceuticals, Inc. (I)	300	10,473
Amazon.com, Inc. (I)	3,000	407,190
Ambassadors Group, Inc.	200	2,210
AMCOL International Corp.	500	13,600
Amedisys, Inc. (I)	500	27,610
AMERCO, Inc. (I)	300	16,287
Ameren Corp.	1,800	46,944
American Axle & Manufacturing
Holdings, Inc. (I)	1,000	9,980
American Capital, Ltd. (I)	3,331	16,921
American Commercial Lines, Inc. (I)	175	4,393
American Dental Partners, Inc. (I)	200	2,610

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
American Eagle Outfitters, Inc.	2,679	$49,615
American Electric Power Company, Inc.	3,242	110,812
American Equity Investment Life
Holding Company	700	7,455
American Express Company	7,400	305,324
American Financial Group, Inc.	1,600	45,520
American Italian Pasta
Company, Class A (I)	300	11,661
American Medical Systems
Holdings, Inc. (I)(L)	1,000	18,580
American National Insurance Company	300	34,062
American Oil & Gas Incamerican Oil &
Gas Inc (I)	1,200	8,160
American Physicians Capital, Inc.	200	6,390
American Railcar Industries, Inc.	400	4,864
American Reprographics Company (I)	900	8,073
American Science & Engineering, Inc.	100	7,492
American States Water Company	200	6,940
American Superconductor Corp. (I)	700	20,230
American Tower Corp., Class A	2,765	117,817
American Vanguard Corp.	200	1,630
American Water Works Company, Inc.	1,500	32,640
American Woodmark Corp.	100	1,939
AmeriCredit Corp. (I)	2,300	54,648
Amerigon, Inc. (I)	400	4,044
AMERIGROUP Corp. (I)	1,000	33,240
Ameriprise Financial, Inc.	2,600	117,936
Ameris Bancorp (L)	204	1,838
AMERISAFE, Inc. (I)	200	3,274
AmerisourceBergen Corp.	2,400	69,408
Ameristar Casinos, Inc.	1,000	18,220
Ameron International Corp.	100	6,289
AMETEK, Inc.	1,400	58,044
Amgen, Inc.	6,828	408,041
Amicus Therapeutics, Inc. (I)	400	1,276
Amkor Technology, Inc. (I)	2,800	19,796
AMN Healthcare Services, Inc. (I)	400	3,520
Ampco-Pittsburgh Corp.	100	2,482
Amphenol Corp., Class A	1,400	59,066
AMR Corp. (I)	4,700	42,817
AmSurg Corp. (I)	500	10,795
Amtrust Financial Services, Inc.	900	12,555
Amylin Pharmaceuticals, Inc. (I)	1,900	42,731
Anadarko Petroleum Corp.	4,900	356,867
Anadigics, Inc.	1,200	5,832
Anadys Pharmaceuticals, Inc. (I)	1,300	3,302
Analog Devices, Inc.	2,720	78,390
Analogic Corp.	200	8,546
AngioDynamics, Inc. (I)	200	3,124
Anika Therapeutics, Inc. (I)	500	3,565
Anixter International, Inc. (I)	500	23,425
AnnTaylor Stores Corp. (I)(L)	1,200	24,840
ANSYS, Inc. (I)	900	38,826
AOL, Inc. (I)	1,066	26,948
Aon Corp.	2,300	98,233
APAC Customer Services, Inc. (I)	700	4,025
Apache Corp.	2,900	294,350
Apogee Enterprises, Inc.	400	6,324
Apollo Group, Inc., Class A (I)	800	49,032
Apple, Inc.	6,200	1,456,566
Applied Industrial Technologies, Inc.	800	19,880
Applied Materials, Inc.	11,400	153,672
Applied Micro Circuits Corp. (I)	900	7,767
Applied Signal Technology, Inc.	200	3,916
AptarGroup, Inc.	1,044	41,081

111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Aqua America, Inc.	584	$10,261
Arbitron, Inc.	200	5,332
Arch Chemicals, Inc.	200	6,878
Arch Coal, Inc.	1,900	43,415
Archer-Daniels-Midland Company	5,512	159,297
ArcSight, Inc. (I)	500	14,075
Ardea Biosciences, Inc. (I)	300	5,478
Arena Pharmaceuticals, Inc. (I)	600	1,860
Arena Resources, Inc. (I)	500	16,700
Argon ST, Inc.	400	10,644
Ariad Pharmaceuticals, Inc. (I)	1,900	6,460
Ariba, Inc. (I)	1,100	14,135
Arkansas Best Corp.	300	8,964
Armstrong World Industries, Inc.	1,100	39,941
Arqule, Inc. (I)	600	3,456
Arris Group, Inc. (I)	1,800	21,618
Arrow Electronics, Inc. (I)	1,700	51,221
Arrow Financial Corp.	206	5,539
Art Technology Group, Inc. (I)	2,000	8,820
Arthur J. Gallagher & Company	1,420	34,861
Aruba Networks, Inc. (I)	1,300	17,758
ArvinMeritor, Inc.	500	6,675
Ashland, Inc.	1,300	68,601
Asset Acceptance Capital Corp.	200	1,262
Assisted Living Concepts, Inc. (I)	160	5,254
Associated Banc Corp.	1,800	24,840
Assurant, Inc.	1,700	58,446
Astec Industries, Inc. (I)	400	11,584
Astoria Financial Corp.	900	13,050
AT&T, Inc.	48,650	1,257,116
ATC Technology Corp. (I)	300	5,148
athenahealth, Inc. (I)	500	18,280
Atheros Communications, Inc. (I)(L)	900	34,839
Atlantic Tele-Network, Inc.	200	8,986
Atlas Air Worldwide Holdings, Inc. (I)	400	21,220
Atlas Energy, Inc.	800	24,896
Atmel Corp. (I)	6,000	30,180
ATMI, Inc. (I)	400	7,724
Atmos Energy Corp.	1,300	37,141
ATP Oil & Gas Corp. (I)	600	11,286
ATS Medical, Inc. (I)	1,700	4,420
Atwood Oceanics, Inc. (I)	1,100	38,093
Audiovox Corp., Class A (I)	700	5,446
Autodesk, Inc.	2,000	58,840
Automatic Data Processing, Inc.	3,265	145,195
AutoNation, Inc. (I)(L)	2,500	45,200
AutoZone, Inc. (I)	500	86,545
Auxilium Pharmaceuticals, Inc. (I)(L)	700	21,812
Avatar Holdings, Inc. (I)	100	2,174
Avery Dennison Corp.	1,200	43,692
Aviat Networks, Inc. (I)	1,300	8,619
Avid Technology, Inc. (I)	400	5,512
Avis Budget Group, Inc.	2,200	25,300
Avista Corp.	700	14,497
Avnet, Inc.	2,100	63,000
Avon Products, Inc.	2,800	94,836
AVX Corp.	2,300	32,660
AZZ, Inc.	300	10,155
B&G Foods, Inc.	300	3,144
Badger Meter, Inc.	300	11,553
Baker Hughes, Inc.	2,667	124,922
Balchem Corp.	150	3,698
Baldor Electric Company	600	22,440
Ball Corp.	1,000	53,380
Bally Technologies, Inc. (I)	700	28,378

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
BancFirst Corp.	200	$8,382
BancorpSouth, Inc.	1,300	27,248
Bank Mutual Corp.	1,200	7,800
Bank of America Corp.	85,400	1,524,390
Bank of Hawaii Corp.	500	22,475
Bank of New York Mellon Corp.	12,750	393,720
Bank of the Ozarks, Inc.	200	7,038
BankFinancial Corp.	300	2,751
Barnes & Noble, Inc.	1,000	21,620
Barnes Group, Inc.	1,100	21,395
Barrett Business Services, Inc.	312	4,231
Baxter International, Inc.	3,500	203,700
BB&T Corp. (L)	4,900	158,711
BE Aerospace, Inc. (I)	1,320	40,194
Beacon Roofing Supply, Inc. (I)	1,000	19,130
Beazer Homes USA, Inc. (I)	900	4,086
Bebe Stores, Inc.	1,500	13,350
Beckman Coulter, Inc.	1,000	62,800
Becton, Dickinson & Company	1,500	118,095
Bed Bath & Beyond, Inc. (I)	1,800	78,768
Bel Fuse, Inc., Class B	300	6,045
Belden, Inc.	300	8,238
Belo Corp., Class A	600	4,092
Bemis Company, Inc.	1,500	43,080
Benchmark Electronics, Inc. (I)	700	14,518
Beneficial Mutual Bancorp, Inc. (I)	1,600	15,168
Berkshire Hill Bancorp, Inc.	200	3,666
Berry Petroleum Company, Class A	900	25,344
Best Buy Company, Inc.	2,800	119,112
BGC Partners, Inc., Class A	1,200	7,332
Big 5 Sporting Goods Corp.	400	6,088
Big Lots, Inc. (I)	1,200	43,704
BigBand Networks, Inc. (I)	1,300	4,589
Bill Barrett Corp. (I)	700	21,497
Bio Reference Labs, Inc. (I)	100	4,397
Biodel, Inc. (I)	1,100	4,697
Biogen Idec, Inc. (I)	2,500	143,400
BioMarin Pharmaceutical, Inc. (I)(L)	1,300	30,381
BioMimetic Therapeutics, Inc. (I)	600	7,890
BioScrip, Inc. (I)	700	5,586
BJ Services Company	5,300	113,420
BJ’s Restaurants, Inc. (I)	300	6,990
BJ’s Wholesale Club, Inc. (I)(L)	700	25,893
Black Box Corp.	200	6,152
Black Hills Corp.	500	15,175
Blackbaud, Inc.	700	17,633
Blackboard, Inc. (I)	400	16,664
BlackRock, Inc.	600	130,656
Blount International, Inc. (I)	500	5,180
Blue Coat Systems, Inc. (I)	400	12,416
Blue Nile, Inc. (I)(L)	300	16,506
BlueLinx Holdings, Inc.	300	1,143
Blyth, Inc.	250	7,813
BMC Software, Inc. (I)	1,500	57,000
BMP Sunstone Corp.	900	4,554
Bob Evans Farms, Inc.	500	15,455
BOK Financial Corp.	1,000	52,440
BorgWarner, Inc.	1,600	61,088
Boston Beer Company, Inc. (I)	100	5,226
Boston Private Financial Holdings, Inc.	1,106	8,151
Boston Scientific Corp. (I)	18,516	133,686
Bottomline Technologies, Inc.	300	5,049
Bowne & Company, Inc.	806	8,995
Boyd Gaming Corp. (I)	1,600	15,808
BPZ Resources, Inc. (I)	1,200	8,820

112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Brady Corp., Class A	700	$21,784
Briggs & Stratton Corp.	1,100	21,450
Brigham Exploration Company (I)	1,300	20,735
Brightpoint, Inc. (I)	1,000	7,530
Brink’s Home Security Holdings, Inc. (I)	700	29,785
Brinker International, Inc.	1,600	30,848
Brinks Company	700	19,761
Bristol-Myers Squibb Company	12,675	338,423
Bristow Group, Inc. (I)	600	22,638
Broadcom Corp., Class A	2,800	92,904
Broadpoint Gleacher Securities, Inc.	1,300	5,200
Broadridge Financial Solutions, Inc.	2,000	42,760
Broadwind Energy, Inc. (I)	900	4,023
Brocade Communications Systems, Inc. (I)	5,800	33,118
Bronco Drilling Company, Inc.	700	3,290
Brookdale Senior Living, Inc.	1,500	31,245
Brookfield Homes Corp. (I)	200	1,748
Brookline Bancorp, Inc.	900	9,576
Brooks Automation, Inc. (I)	500	4,410
Brown & Brown, Inc.	1,900	34,048
Brown Forman Corp.	450	26,753
Brown Shoe Company, Inc.	800	12,384
Bruker Corp. (I)	2,100	30,765
Brunswick Corp. (I)	2,000	31,940
Brush Engineered Materials, Inc. (I)	300	6,771
Buckeye Technologies, Inc. (I)	300	3,924
Bucyrus International, Inc.	1,000	65,990
Buffalo Wild Wings, Inc. (I)(L)	300	14,433
Builders FirstSource, Inc. (I)	300	945
Bunge, Ltd. (L)	1,700	104,771
Burger King Holdings, Inc.	1,500	31,890
Bway Holding Company (I)	300	6,030
C.H. Robinson Worldwide, Inc.	1,200	67,020
C.R. Bard, Inc.	800	69,296
CA, Inc.	3,300	77,451
Cabela’s, Inc. (I)(L)	1,200	20,988
Cablevision Systems Corp., Class A	2,100	50,694
Cabot Corp.	900	27,360
Cabot Microelectronics Corp. (I)	500	18,915
Cabot Oil & Gas Corp.	1,500	55,200
CACI International, Inc., Class A (I)	500	24,425
Cadence Design Systems, Inc. (I)	3,800	25,308
Cadence Pharmaceuticals, Inc. (I)(L)	800	7,304
Cadiz, Inc. (I)	400	5,108
CAI International, Inc. (I)	600	7,392
Cal Dive International, Inc. (I)	2,200	16,126
Cal-Maine Foods, Inc.	400	13,556
Calamos Asset Management, Inc.	400	5,736
Calavo Growers, Inc.	300	5,472
Calgon Carbon Corp.	900	15,408
California Pizza Kitchen, Inc. (I)	200	3,358
California Water Service Group	200	7,522
Callaway Golf Company	1,000	8,820
Calpine Corp. (I)	6,200	73,718
Camden National Corp.	200	6,422
Cameron International Corp. (I)	1,600	68,576
Campbell Soup Company	2,144	75,790
Cantel Medical Corp.	200	3,970
Capella Education Company (I)	300	27,852
Capital City Bank Group, Inc.	200	2,850
Capital One Financial Corp.	4,403	182,328
Capital Southwest Corp.	100	9,088
CapitalSource, Inc.	1,000	5,590
Capitol Bancorp, Ltd. (L)	900	2,178
Capitol Federal Financial	900	33,714

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Caraco Pharmaceutical
Laboratories, Ltd. (I)	1,200	$7,188
CARBO Ceramics, Inc.	300	18,702
Cardiac Science Corp. (I)	1,200	2,244
Cardinal Health, Inc.	3,765	135,653
Cardtronics, Inc. (I)	700	8,799
Career Education Corp. (I)	1,300	41,132
CareFusion Corp. (I)	1,982	52,384
Carlisle Companies, Inc.	800	30,480
CarMax, Inc. (I)	2,300	57,776
Carnival Corp.	6,000	233,280
Carpenter Technology Corp.	800	29,280
Carrizo Oil & Gas, Inc. (I)(L)	400	9,180
Carter’s, Inc. (I)	800	24,120
Cascade Corp.	100	3,221
Casella Waste Systems, Inc., Class A (I)	200	1,006
Casey’s General Stores, Inc.	600	18,840
Cash America International, Inc.	500	19,740
Cass Information Systems, Inc.	100	3,115
Casual Male Retail Group, Inc. (I)	800	3,084
Catalyst Health Solutions, Inc. (I)	600	24,828
Caterpillar, Inc.	4,900	307,965
Cathay General Bancorp	700	8,155
Cato Corp., Class A	400	8,576
Cavco Industries, Inc. (I)	100	3,414
Cavium Networks, Inc. (I)	500	12,430
CB Richard Ellis Group, Inc. (I)	3,000	47,550
Cbeyond, Inc. (I)	400	5,472
CBIZ, Inc. (I)	900	5,913
CBS Corp.	600	8,364
CBS Corp., Class B	6,900	96,186
CDI Corp.	200	2,932
CEC Entertainment, Inc. (I)	300	11,427
Celadon Group, Inc. (I)	300	4,182
Celanese Corp., Series A (I)	1,300	41,405
Celera Corp. (I)	1,500	10,650
Celgene Corp. (I)	3,000	185,880
Centene Corp. (I)	812	19,520
CenterPoint Energy, Inc.	3,100	44,516
Central European Distribution Corp. (I)	1,000	35,010
Central Garden & Pet Company (I)	400	3,948
Central Garden & Pet Company, Class A (I)	500	4,580
Central Pacific Financial Corp. (I)	200	336
Central Vermont Public Service Corp.	100	2,017
Century Aluminum Company (I)	700	9,632
CenturyTel, Inc.	3,111	110,316
Cenveo, Inc. (I)	1,600	13,856
Cephalon, Inc. (I)(L)	1,000	67,780
Cepheid, Inc. (I)	700	12,236
Ceradyne, Inc. (I)	400	9,076
Cerner Corp. (I)	600	51,036
Ceva, Inc. (I)	500	5,830
CF Industries Holdings, Inc.	100	9,118
CH Energy Group, Inc.	200	8,168
Charles River Laboratories
International, Inc. (I)	900	35,379
Charming Shoppes, Inc. (I)	2,600	14,196
Chart Industries, Inc. (I)	600	12,000
Checkpoint Systems, Inc.	200	4,424
Chemed Corp.	200	10,876
Chemical Financial Corp.	400	9,448
Cheniere Energy, Inc. (I)	700	2,163
Chesapeake Energy Corp.	6,600	156,024
Chesapeake Utilities Corp.	100	2,980
Chevron Corp.	15,000	1,137,450

113

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Chico’s FAS, Inc.	2,300	$33,166
Chipotle Mexican Grill, Inc., Class A (I)	300	33,801
Chiquita Brands International, Inc. (I)(L)	500	7,865
Choice Hotels International, Inc.	900	31,329
Chordiant Software, Inc. (I)	700	3,549
Christopher & Banks Corp.	700	5,600
Chubb Corp.	2,500	129,625
Church & Dwight Company, Inc.	900	60,255
Churchill Downs, Inc.	200	7,500
CIBER, Inc. (I)	1,400	5,236
Ciena Corp. (I)	1,300	19,812
CIGNA Corp.	3,300	120,714
Cimarex Energy Company	1,400	83,132
Cincinnati Bell, Inc. (I)	2,600	8,866
Cincinnati Financial Corp.	2,100	60,690
Cinemark Holdings, Inc.	2,200	40,348
Cintas Corp.	2,200	61,798
CIRCOR International, Inc.	400	13,284
Cirrus Logic, Inc. (I)	500	4,195
Cisco Systems, Inc. (I)	38,050	990,442
Citi Trends, Inc. (I)	100	3,244
Citigroup, Inc.	53,041	214,816
Citizens, Inc., Class A (I)	300	2,073
Citrix Systems, Inc. (I)	1,900	90,193
City Holding Company	400	13,716
City National Corp.	700	37,779
CKE Restaurants, Inc.	700	7,749
CLARCOR, Inc.	765	26,385
Clayton Williams Energy, Inc. (I)	100	3,498
Clean Energy Fuels Corp. (I)(L)	1,400	31,892
Clean Harbors, Inc. (I)	400	22,224
Clear Channel Outdoor Holdings, Inc. (I)	500	5,305
Cleco Corp. (I)	800	21,240
Cliffs Natural Resources, Inc.	1,900	134,805
Clifton Savings Bancorp, Inc.	500	4,635
Clinical Data, Inc.	300	5,820
Clorox Company	1,200	76,968
CME Group, Inc.	700	221,277
CMS Energy Corp.	1,900	29,374
CNA Financial Corp. (I)	2,600	69,472
CNA Surety Corp. (I)	700	12,453
CNX Gas Corp. (I)	1,900	72,295
Coach, Inc. (I)	2,100	82,992
Coca-Cola Enterprises, Inc.	3,300	91,278
Coeur d’Alene Mines Corp.	700	10,486
Cogent Communications Group, Inc. (I)	700	7,287
Cogent, Inc. (I)	1,000	10,200
Cognex Corp.	700	12,943
Cognizant Technology Solutions
Corp., Class A (I)	1,900	96,862
Cohen & Steers, Inc. (L)	300	7,488
Coherent, Inc. (I)	200	6,392
Cohu, Inc.	300	4,131
Coinstar, Inc. (I)	500	16,250
Coldwater Creek, Inc. (I)	1,100	7,634
Coleman Cable, Inc. (I)	1,300	6,422
Colfax Corp. (I)	500	5,885
Colgate-Palmolive Company	3,228	275,219
Collective Brands, Inc. (I)	1,300	29,562
Columbia Banking System, Inc.	200	4,062
Columbia Sportswear Company	600	31,518
Columbus McKinnon Corp. (I)	500	7,935
Comcast Corp., Class A	20,154	379,298
Comcast Corp., Class A	7,884	141,675
Comerica, Inc.	2,500	95,100

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Comfort Systems USA, Inc.	400	$4,996
Commerce Bancshares, Inc.	845	34,763
Commercial Metals Company	1,700	25,602
CommScope, Inc. (I)	1,100	30,822
Community Bank Systems, Inc.	600	13,668
Community Health Systems, Inc. (I)	1,500	55,395
Community Trust Bancorp, Inc.	300	8,127
CommVault Systems, Inc. (I)	600	12,810
Compass Minerals International, Inc.	400	32,092
Compellent Technologies, Inc. (I)	300	5,265
Complete Production Services, Inc. (I)	1,700	19,635
CompuCredit Holdings Corp. (L)	1,301	6,713
Computer Programs & Systems, Inc.	200	7,816
Computer Sciences Corp.	2,100	114,429
Compuware Corp. (I)	3,636	30,542
comScore, Inc. (I)	500	8,345
Comstock Resources, Inc. (I)	600	19,080
COMSYS IT Partners, Inc. (I)	200	3,496
Comtech Telecommunications Corp. (I)	200	6,398
Comverge, Inc. (I)	500	5,655
Con-way, Inc.	600	21,072
ConAgra Foods, Inc.	3,800	95,266
Conceptus, Inc. (I)(L)	500	9,980
Concho Resources, Inc. (I)	1,200	60,432
Concur Technologies, Inc. (I)	700	28,707
Conexant Systems, Inc. (I)	1,500	5,100
CONMED Corp. (I)	600	14,286
Conn’s, Inc. (I)(L)	700	5,481
Connecticut Water Service, Inc.	200	4,654
ConocoPhillips	15,400	788,018
Conseco, Inc.	2,900	18,038
CONSOL Energy, Inc.	1,500	63,990
Consolidated Communications
Holdings, Inc.	400	7,584
Consolidated Edison, Inc.	1,900	84,626
Consolidated Graphics, Inc. (I)	200	8,282
Consolidated-Tomoka Land Company	200	6,302
Constant Contact, Inc. (I)(L)	200	4,644
Constellation Brands, Inc., Class A (I)	2,801	46,048
Constellation Energy Group, Inc.	1,700	59,687
Contango Oil & Gas Company (I)	300	15,345
Continental Airlines, Inc. (I)(L)	1,900	41,743
Continental Resources, Inc. (I)	1,800	76,590
Continucare Corp.	1,600	5,920
Convergys Corp. (I)	2,400	29,424
Cooper Industries PLC	2,100	100,674
Cooper Tire & Rubber Company	400	7,608
Copart, Inc. (I)	1,100	39,160
Core-Mark Holding Company, Inc. (I)	100	3,061
Corinthian Colleges, Inc. (I)(L)	1,100	19,349
Corn Products International, Inc.	1,100	38,126
Cornell Companies, Inc. (I)	400	7,324
Corning, Inc.	12,600	254,646
Corrections Corp. of America	1,700	33,762
CorVel Corp. (I)	100	3,575
CoStar Group, Inc. (I)	300	12,456
Costco Wholesale Corp.	3,600	214,956
Covance, Inc. (I)	700	42,973
Covanta Holding Corp. (I)	984	16,393
Coventry Health Care, Inc. (I)	2,100	51,912
Cowen Group, Inc., Class A (I)	1,000	5,660
CPI International, Inc. (I)	500	6,630
CRA International, Inc. (I)	300	6,876
Cracker Barrel Old Country Store, Inc.	300	13,914
Crane Company	800	28,400

114

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Cray, Inc. (I)	400	$2,380
Credit Acceptance Corp. (I)	500	20,620
Cree, Inc. (I)	1,100	77,242
Crocs, Inc. (I)	400	3,508
Cross Country Healthcare, Inc. (I)	500	5,055
Crosstex Energy, Inc.	1,000	8,690
Crown Castle International Corp. (I)	1,900	72,637
Crown Holdings, Inc.	1,300	35,048
CryoLife, Inc. (I)	300	1,941
CSG Systems International, Inc. (I)	400	8,384
CSX Corp.	3,891	198,052
Cubic Corp.	300	10,800
Cubist Pharmaceuticals, Inc. (I)	900	20,286
Cullen/Frost Bankers, Inc.	900	50,220
Cummins, Inc.	1,408	87,226
Curtiss-Wright Corp.	600	20,880
Cutera, Inc. (I)	300	3,111
CVB Financial Corp. (L)	900	8,937
CVR Energy, Inc. (I)	2,000	17,500
CVS Caremark Corp.	12,149	444,167
Cyberonics, Inc. (I)	200	3,832
Cybersource Corp. (I)	1,000	17,640
Cymer, Inc. (I)	400	14,920
Cypress Biosciences, Inc. (I)	500	2,450
Cypress Semiconductor Corp. (I)	2,100	24,150
Cytec Industries, Inc.	800	37,392
Cytokinetics, Inc. (I)	1,200	3,840
D.R. Horton, Inc.	4,100	51,660
Daktronics, Inc.	300	2,286
Dana Holding Corp. (I)	1,300	15,444
Danaher Corp.	2,700	215,757
Danvers Bancorp, Inc.	200	2,766
Darden Restaurants, Inc.	1,600	71,264
Darling International, Inc. (I)	1,200	10,752
DaVita, Inc. (I)	900	57,060
Dawson Geophysical Company (I)	200	5,848
DealerTrack Holdings, Inc. (I)	400	6,832
Dean Foods Company	2,300	36,087
Deckers Outdoor Corp. (I)	200	27,600
Deere & Company	2,900	172,434
Del Monte Foods Company	3,100	45,260
Delek US Holdings, Inc.	1,200	8,736
Dell, Inc. (I)	12,900	193,629
Delphi Financial Group, Inc.	1,000	25,160
Delta Air Lines, Inc. (I)	10,200	148,818
Deltic Timber Corp.	100	4,405
Deluxe Corp.	800	15,536
DemandTec, Inc. (I)	400	2,780
Denbury Resources, Inc. (I)	3,923	66,181
Dendreon Corp. (I)	1,100	40,117
DENTSPLY International, Inc.	1,500	52,275
DepoMed, Inc. (I)	1,200	4,260
Destination Maternity Corp. (I)	400	10,264
Devon Energy Corp.	3,900	251,277
DeVry, Inc.	600	39,120
DexCom, Inc. (I)	600	5,838
DG Fastchannel, Inc. (I)	400	12,780
Diamond Foods, Inc.	300	12,612
Diamond Management & Technology
Consultants, Inc.	600	4,710
Diamond Offshore Drilling, Inc. (L)	1,000	88,810
Dice Holdings, Inc. (I)	1,000	7,600
Dick’s Sporting Goods, Inc. (I)	1,200	31,332
Diebold, Inc.	1,000	31,760
Digi International, Inc. (I)	500	5,320

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Digital River, Inc. (I)	600	$18,180
Dillard’s, Inc., Class A	1,600	37,760
Dime Community Bancshares	400	5,052
DineEquity, Inc. (I)	300	11,859
Diodes, Inc. (I)	200	4,480
Dionex Corp. (I)	300	22,434
DIRECTV, Class A	8,920	301,585
Discover Financial Services	7,200	107,280
Discovery Communications,
Inc., Series C (I)	2,000	58,820
DISH Network Corp. (I)	1,800	37,476
DivX, Inc. (I)	600	4,296
Dolan Media Company (I)	400	4,348
Dolby Laboratories, Inc. (I)	500	29,335
Dollar Financial Corp. (I)	400	9,624
Dollar Thrifty Automotive Group, Inc. (I)	600	19,278
Dollar Tree, Inc. (I)	1,000	59,220
Dominion Resources, Inc.	3,000	123,330
Domino’s Pizza, Inc.	900	12,276
Donaldson Company, Inc.	800	36,096
Donegal Group, Inc.	304	4,411
Dorman Products, Inc. (I)	300	5,697
Double-Take Software, Inc. (I)	100	891
Dover Corp.	2,600	121,550
DPL, Inc.	1,000	27,190
Dr. Pepper Snapple Group, Inc.	3,700	130,129
Dreamworks Animation SKG, Inc. (I)	1,000	39,390
Dresser-Rand Group, Inc. (I)	1,400	43,988
Drew Industries, Inc. (I)	200	4,404
Dril-Quip, Inc. (I)	700	42,588
drugstore.com, Inc. (I)	1,500	5,355
DSP Group, Inc. (I)	300	2,499
DST Systems, Inc.	600	24,870
DSW, Inc., Class A (I)	200	5,106
DTE Energy Company	1,200	53,520
DTS, Inc. (I)	300	10,212
Ducommun, Inc.	100	2,101
Duff & Phelps Corp.	200	3,348
Duke Energy Corp.	9,000	146,880
Dun & Bradstreet Corp.	400	29,768
Durect Corp. (I)	600	1,806
Dyax Corp. (I)	600	2,046
Dycom Industries, Inc. (I)	500	4,385
Dynamex, Inc. (I)	100	1,720
Dynamic Materials Corp.	100	1,562
DynCorp International, Inc. (I)	800	9,192
Dynegy, Inc., Class A (I)	1,400	1,764
E.I. Du Pont de Nemours & Company	6,100	227,164
Eagle Bulk Shipping, Inc.	900	4,779
Eagle Materials, Inc.	700	18,578
Earthlink, Inc.	2,300	19,642
East West Bancorp, Inc.	1,000	17,420
Eastman Chemical Company	900	57,312
Eastman Kodak Company	3,485	20,178
Eaton Corp.	1,400	106,078
Eaton Vance Corp.	900	30,186
eBay, Inc. (I)	10,100	272,195
Ebix, Inc. (I)	600	9,582
Echelon Corp. (I)(L)	700	6,279
EchoStar Corp., Class A (I)	500	10,140
Eclipsys Corp. (I)	500	9,940
Ecolab, Inc.	1,644	72,254
Edison International	2,200	75,174
Edwards Lifesciences Corp. (I)	500	49,440
eHealth, Inc. (I)	200	3,150

115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Einstein Noah Restaurant Group, Inc. (I)	400	$4,860
El Paso Corp.	5,900	63,956
El Paso Electric Company	500	10,300
Electro Rent Corp.	200	2,626
Electronic Arts, Inc. (I)	2,800	52,248
Electronics for Imaging, Inc. (I)	1,100	12,793
Eli Lilly & Company	7,300	264,406
Elizabeth Arden, Inc. (I)	600	10,800
EMC Corp.	16,695	301,178
EMC Insurance Group, Inc.	260	5,855
EMCOR Group, Inc. (I)	1,000	24,630
Emergency Medical Services
Corp., Class A (I)	300	16,965
Emergent Biosolutions, Inc. (I)	200	3,358
Emeritus Corp. (I)	200	4,070
Emerson Electric Company	4,965	249,938
Employers Holdings, Inc.	600	8,910
EMS Technologies, Inc. (I)	200	3,320
Emulex Corp. (I)	1,300	17,264
Encore Bancshares, Inc. (I)	200	1,894
Encore Capital Group, Inc. (I)	600	9,870
Encore Wire Corp.	500	10,400
Endo Pharmaceutical Holdings, Inc. (I)	1,700	40,273
Ener1, Inc. (I)	1,500	7,095
Energen Corp.	600	27,918
Energizer Holdings, Inc. (I)	900	56,484
Energy Conversion Devices, Inc. (I)	500	3,915
EnergySolutions, Inc.	1,900	12,217
EnerNOC, Inc. (I)	400	11,872
EnerSys, Inc. (I)	900	22,194
Ennis, Inc.	200	3,254
EnPro Industries, Inc. (I)	300	8,724
Entegris, Inc. (I)	500	2,520
Entercom Communications Corp. (I)	700	8,323
Entergy Corp.	1,400	113,890
Enterprise Financial Services Corp.	100	1,106
Enzo Biochem, Inc. (I)	1,300	7,826
Enzon Pharmaceuticals, Inc. (I)(L)	700	7,126
EOG Resources, Inc.	2,200	204,468
Epicor Software Corp. (I)	800	7,648
EPIQ Systems, Inc. (I)	400	4,972
ePlus, Inc. (I)	300	5,265
EQT Corp.	1,200	49,200
Equifax, Inc.	1,800	64,440
Equinix, Inc. (I)(L)	400	38,936
eResearch Technology, Inc. (I)	200	1,382
Erie Indemnity Company	800	34,504
ESCO Technologies, Inc.	400	12,724
ESSA Bancorp, Inc.	200	2,508
Estee Lauder Companies, Inc., Class A	1,000	64,870
Esterline Technologies Corp. (I)	400	19,772
Ethan Allen Interiors, Inc.	400	8,252
Euronet Worldwide, Inc. (I)	330	6,082
ev3, Inc. (I)	2,300	36,478
Evercore Partners, Inc., Class A	300	9,000
EW Scripps Company (I)	800	6,760
Exactech, Inc. (I)	100	2,097
Exar Corp. (I)	600	4,230
EXCO Resources, Inc.	1,900	34,922
Exelixis, Inc. (I)	1,500	9,105
Exelon Corp.	4,028	176,467
Exide Technologies (I)	1,700	9,775
Exlservice Holdings, Inc. (I)	500	8,340
Expeditors International of Washington, Inc.	1,800	66,456
Exponent, Inc. (I)	100	2,852

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Express Scripts, Inc. (I)	1,900	$193,344
Exterran Holdings, Inc. (I)(L)	1,200	29,004
Extreme Networks, Inc. (I)	1,700	5,219
Exxon Mobil Corp. (L)	26,170	1,752,867
EZCORP, Inc., Class A	500	10,300
F5 Networks, Inc. (I)	600	36,906
Facet Biotech Corp. (I)	260	7,017
FactSet Research Systems, Inc. (L)	300	22,011
Fair Isaac Corp.	700	17,738
Fairchild Semiconductor
International, Inc. (I)	2,200	23,430
FalconStor Software, Inc. (I)	800	2,784
Family Dollar Stores, Inc.	1,400	51,254
Farmer Brothers Company	400	7,496
FARO Technologies, Inc. (I)	400	10,300
Fastenal Company (L)	1,200	57,588
FBL Financial Group, Inc., Class A	500	12,240
Federal Mogul Corp. (I)	1,500	27,540
Federal Signal Corp.	1,100	9,911
Federated Investors, Inc., Class B	1,400	36,932
FedEx Corp.	2,700	252,180
FEI Company (I)	500	11,455
Ferro Corp.	100	879
Fidelity National Financial, Inc., Class A	4,200	62,244
Fidelity National Information Services, Inc.	2,700	63,288
Fifth Third Bancorp	11,000	149,490
Financial Institutions, Inc.	100	1,462
Finisar Corp. (I)	700	10,997
First Acceptance Corp.	800	1,632
First American Corp.	1,400	47,376
First Bancorp	300	4,056
First Busey Corp.	200	884
First Cash Financial Services, Inc. (I)	400	8,628
First Commonwealth Financial Corp.	700	4,697
First Community Bancshares, Inc.	100	1,237
First Financial
Bancorp. .	300	5,337
First Financial Bankshares, Inc.	300	15,465
First Financial Corp.	200	5,792
First Financial Holdings, Inc.	100	1,506
First Financial Northwest, Inc.	500	3,415
First Horizon National Corp.	3,106	43,633
First Merchants Corp.	300	2,088
First Mercury Financial Corp.	200	2,606
First Midwest Bancorp, Inc.	800	10,840
First Niagara Financial Group, Inc.	2,000	28,440
First Security Group, Inc.	300	648
First Solar, Inc. (I)(L)	500	61,325
FirstEnergy Corp.	2,200	85,998
FirstMerit Corp.	1,318	28,429
Fiserv, Inc. (I)	2,100	106,596
Fisher Communications, Inc. (I)	100	1,410
Flanders Corp. (I)	1,100	4,180
FLIR Systems, Inc. (I)(L)	1,000	28,200
Flowers Foods, Inc.	1,100	27,214
Flowserve Corp.	500	55,135
Fluor Corp.	1,000	46,510
Flushing Financial Corp.	800	10,128
FMC Corp.	800	48,432
FMC Technologies, Inc. (I)	1,100	71,093
FNB Corp.	1,100	8,921
Foot Locker, Inc.	2,300	34,592
Ford Motor Company (I)(L)	24,900	312,993
Forest City Enterprises, Inc., Class A (I)(L)	2,100	30,261
Forest Laboratories, Inc. (I)	2,900	90,944

116

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Forest Oil Corp. (I)	1,500	$38,730
FormFactor, Inc. (I)	945	16,783
Forrester Research, Inc. (I)	300	9,021
Fortune Brands, Inc.	1,800	87,318
Forward Air Corp.	500	13,150
Fossil, Inc. (I)	1,000	37,740
Foster Wheeler AG (I)	200	5,428
FPL Group, Inc.	2,700	130,491
Franklin Electric, Inc.	300	8,997
Franklin Resources, Inc.	1,600	177,440
Fred’s, Inc., Class A	900	10,782
Freeport-McMoRan Copper & Gold, Inc. (I)	3,500	292,390
FreightCar America, Inc.	100	2,416
Frontier Communications Corp. (L)	4,500	33,480
Frontier Oil Corp.	1,500	20,250
FTI Consulting, Inc. (I)	700	27,524
Fuel Systems Solutions, Inc. (I)(L)	300	9,588
Fuel Tech, Inc. (I)	500	4,010
Fuelcell Energy, Inc. (I)	600	1,692
Fulton Financial Corp.	2,800	28,532
Furniture Brands International, Inc. (I)	300	1,929
FX Energy, Inc. (I)	1,300	4,459
G-III Apparel Group, Ltd. (I)	200	5,512
GAMCO Investors, Inc., Class A	100	4,550
GameStop Corp., Class A (I)(L)	2,300	50,393
Gannett Company, Inc.	2,600	42,952
Gardner Denver, Inc.	1,100	48,444
Gartner Group, Inc., Class A	1,400	31,136
GATX Corp.	700	20,055
Gaylord Entertainment Company	900	26,361
Gen-Probe, Inc. (I)	700	35,000
GenCorp, Inc. (L)	500	2,880
General Cable Corp. (I)	900	24,300
General Communication, Inc., Class A (I)	1,000	5,770
General Dynamics Corp.	3,228	249,202
General Electric Company	63,800	1,161,160
General Maritime Corp.	1,300	9,347
General Mills, Inc.	1,500	106,185
General Moly, Inc. (I)	1,500	4,980
Genesco, Inc. (I)	400	12,404
Genesee & Wyoming, Inc., Class A (I)	700	23,884
Genomic Health, Inc. (I)	500	8,795
Genoptix, Inc. (I)	300	10,647
Gentex Corp.	1,900	36,898
Gentiva Health Services, Inc.	400	11,312
Genuine Parts Company	1,700	71,808
Genworth Financial, Inc., Class A (I)	5,900	108,206
Genzyme Corp. (I)	2,354	122,008
GeoEye, Inc. (I)	200	5,900
Georesources, Inc. (I)	300	4,581
Gerber Scientific, Inc.	200	1,242
German American Bancorp, Inc.	200	3,026
Geron Corp. (I)(L)	2,000	11,360
GFI Group, Inc.	2,600	15,028
Gibraltar Industries, Inc.	200	2,522
Gilead Sciences, Inc. (I)	5,900	268,332
Glacier Bancorp, Inc.	1,200	18,276
Global Cash Access Holdings, Inc. (I)	1,000	8,170
Global Industries, Ltd. (I)	2,600	16,692
Global Payments, Inc.	800	36,440
Globecomm Systems, Inc. (I)	400	3,076
GMX Resources, Inc. (I)	100	822
Golden Star Resources, Ltd. (I)	1,500	5,745
Goodrich Corp.	1,200	84,624
Goodrich Petroleum Corp. (I)	600	9,384

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Google, Inc., Class A (I)	1,600	$907,216
GP Strategies Corp.	499	4,172
Graco, Inc.	800	25,600
GrafTech International, Ltd. (I)	1,700	23,239
Granite Construction, Inc.	500	15,110
Graphic Packaging Holding Company (I)	5,900	21,299
Great Lakes Dredge & Dock Corp.	800	4,200
Great Plains Energy, Inc.	1,700	31,569
Great Southern Bancorp, Inc.	200	4,488
Greatbatch, Inc. (I)	300	6,357
Green Mountain Coffee Roasters, Inc. (I)	650	62,933
Green Plains Renewable Energy, Inc.	400	5,708
Greene County Bancshares, Inc. (L)	200	1,632
Greenhill & Company, Inc. (L)	300	24,627
Greif, Inc., Class A	300	16,476
Griffon Corp. (I)	653	8,136
Group 1 Automotive, Inc. (L)	500	15,930
GSI Commerce, Inc. (I)	700	19,369
GTx, Inc. (I)	600	2,004
Guess?, Inc.	700	32,886
Gulf Islands Fabrication, Inc.	100	2,175
Gulfmark Offshore, Inc., Class A (I)	400	10,620
Gulfport Energy Corp. (I)	900	10,116
Gymboree Corp. (I)	500	25,815
H & R Block, Inc.	2,100	37,380
H&E Equipment Services, Inc. (I)	700	7,546
H.B. Fuller Company	600	13,926
H.J. Heinz Company	2,100	95,781
Haemonetics Corp. (I)	400	22,860
Halliburton Company	5,800	174,754
Hallmark Financial Services, Inc. (I)	500	4,500
Halozyme Therapeutics, Inc. (I)(L)	1,500	11,985
Hancock Holding Company	500	20,905
Hanesbrands, Inc. (I)	1,200	33,384
Hanger Orthopedic Group, Inc. (I)	700	12,726
Hanover Insurance Group, Inc.	800	34,888
Hansen Natural Corp. (I)	700	30,366
Harley-Davidson, Inc. (L)	3,800	106,666
Harleysville Group, Inc.	600	20,256
Harleysville National Corp.	200	1,340
Harman International Industries, Inc.	1,100	51,458
Harmonic, Inc. (I)	1,700	10,727
Harris & Harris Group, Inc.	600	2,766
Harris Corp.	1,300	61,737
Harsco Corp.	1,100	35,134
Harte-Hanks, Inc.	1,400	18,004
Hartford Financial Services Group, Inc.	3,800	107,996
Hasbro, Inc.	1,400	53,592
Haverty Furniture Companies, Inc. (I)	300	4,896
Hawaiian Electric Industries, Inc.	1,300	29,185
Hawaiian Holdings, Inc. (I)	1,000	7,370
Haynes International, Inc.	100	3,553
HCC Insurance Holdings, Inc.	1,600	44,160
Headwaters, Inc. (I)	1,000	4,590
Health Management Associates, Inc.	4,100	35,260
Health Net, Inc. (I)	2,300	57,201
Healthcare Services Group, Inc.	600	13,434
Healthsouth Corp. (I)	1,700	31,790
Healthspring, Inc. (I)	600	10,560
Healthways, Inc. (I)	600	9,642
Heartland Express, Inc.	1,100	18,150
Heartland Financial USA, Inc.	100	1,597
Heartland Payment Systems, Inc.	500	9,300
HeartWare International, Inc.	200	8,894
Hecla Mining Company (I)(L)	3,200	17,504

117

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
HEICO Corp.	100	$5,156
HEICO Corp., Class A	300	11,904
Heidrick & Struggles International, Inc.	300	8,409
Helix Energy Solutions Group, Inc (I)	1,000	13,030
Helmerich & Payne, Inc.	1,900	72,352
Henry Schein, Inc. (I)	1,200	70,680
Hercules Offshore, Inc. (I)	900	3,879
Herman Miller, Inc.	900	16,254
Hertz Global Holdings, Inc. (I)(L)	6,800	67,932
Hess Corp.	2,500	156,375
Hewitt Associates, Inc. (I)	1,000	39,780
Hewlett-Packard Company	16,100	855,715
Hexcel Corp. (I)	1,400	20,216
hhgregg, Inc. (I)	500	12,620
Hi-Tech Pharmacal Company, Inc. (I)	200	4,428
Hibbett Sports, Inc. (I)	400	10,232
Hill International, Inc. (I)	800	4,664
Hill-Rom Holdings, Inc.	900	24,489
Hillenbrand, Inc.	700	15,393
Hilltop Holdings, Inc. (I)	1,200	14,100
Hittite Microwave Corp. (I)	500	21,985
HMS Holdings Corp. (I)	400	20,396
HNI Corp. (L)	600	15,978
Holly Corp.	800	22,328
Hologic, Inc. (I)	3,800	70,452
Home Bancshares, Inc.	208	5,500
Home Depot, Inc.	13,804	446,559
Home Federal Bancorp, Inc.	200	2,902
Honeywell International, Inc.	4,965	224,766
Hooker Furniture Corp.	200	3,216
Horace Mann Educators Corp.	500	7,530
Hormel Foods Corp.	1,700	71,417
Hornbeck Offshore Services, Inc. (I)	600	11,142
Horsehead Holding Corp. (I)	700	8,288
Hospira, Inc. (I)	1,700	96,305
Hot Topic, Inc.	1,000	6,500
Houston Wire & Cable Company	400	4,632
Hovnanian Enterprises, Inc., Class A (I)(L)	1,200	5,220
HSN, Inc. (I)	1,020	30,029
Hub Group, Inc., Class A (I)	300	8,394
Hubbell, Inc.	600	30,258
Hudson City Bancorp, Inc.	6,600	93,456
Hudson Highland Group, Inc. (I)	200	880
Hughes Communications, Inc. (I)	400	11,140
Human Genome Sciences, Inc. (I)	1,500	45,300
Humana, Inc.	2,500	116,925
Huntington Bancshares, Inc.	8,600	46,182
Huntsman Corp.	500	6,025
Huron Consulting Group, Inc. (I)	200	4,060
Hutchinson Technology, Inc. (I)	200	1,248
Hypercom Corp. (I)	400	1,544
IAC/InterActiveCorp (I)	1,600	36,384
IBERIABANK Corp.	400	24,004
ICF International, Inc. (I)	200	4,968
Iconix Brand Group, Inc. (I)	1,200	18,432
ICU Medical, Inc. (I)	200	6,890
ICx Technologies, Inc. (I)(L)	700	4,879
IDACORP, Inc.	700	24,234
Idenix Pharmaceuticals, Inc. (I)	400	1,128
IDEX Corp.	1,100	36,410
IDEXX Laboratories, Inc. (I)(L)	700	40,285
iGate Corp.	650	6,325
IHS, Inc., Class A (I)	700	37,429
II-VI, Inc.	400	13,536
Illinois Tool Works, Inc.	3,500	165,760

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Illumina, Inc. (I)(L)	1,100	$42,790
Imation Corp. (I)	600	6,606
Immersion Corp. (I)	300	1,500
Immucor, Inc. (I)	800	17,912
Immunogen, Inc. (I)	500	4,045
Immunomedics, Inc.	900	2,988
Impax Laboratories, Inc. (I)	700	12,516
Imperial Sugar Company	300	4,653
Incyte Corp. (I)	1,000	13,960
Independence Holding Company	200	1,898
Independent Bank Corp.	500	12,330
Infinera Corp. (I)	900	7,668
infoGROUP, Inc.	1,400	10,920
Informatica Corp. (I)	1,200	32,232
InfoSpace, Inc. (I)	300	3,315
Ingles Markets, Inc.	100	1,503
Ingram Micro, Inc., Class A (I)	2,500	43,875
Innerworkings, Inc. (I)	1,000	5,200
Innophos Holdings, Inc.	100	2,790
Inovio Biomedical Corp. (I)	2,000	2,660
Insight Enterprises, Inc. (I)	1,000	14,360
Insituform Technologies, Inc., Class A (I)	700	18,627
Inspire Pharmaceuticals, Inc. (I)	1,400	8,736
Insteel Industries, Inc.	500	5,345
Insulet Corp. (I)	400	6,036
Integra LifeSciences Holdings Corp. (I)	300	13,149
Integrated Device Technology, Inc. (I)	2,400	14,712
Integrys Energy Group, Inc.	1,000	47,380
Intel Corp.	36,200	805,812
Inter Parfums, Inc.	200	2,964
Interactive Brokers Group, Inc., Class A (I)	400	6,460
Interactive Data Corp.	1,320	42,240
IntercontinentalExchange, Inc. (I)	800	89,744
InterDigital, Inc. (I)	600	16,716
Interface, Inc., Class A	1,200	13,896
Interline Brands, Inc. (I)	500	9,570
Intermec, Inc. (I)	1,300	18,434
InterMune, Inc. (I)	800	35,656
Internap Network Services Corp. (I)	800	4,480
International Assets Holding Corp. (I)	300	4,491
International Bancshares Corp.	1,300	29,887
International Business Machines Corp.	8,600	1,102,950
International Coal Group, Inc. (I)(L)	1,800	8,226
International Flavors & Fragrances, Inc.	700	33,369
International Game Technology	2,400	44,280
International Paper Company	4,300	105,823
International Rectifier Corp. (I)(L)	900	20,610
International Shipholding Corp.	200	5,878
International Speedway Corp., Class A	500	12,885
Internet Brands, Inc., Class A (I)	800	7,376
Internet Capital Group, Inc. (I)	800	6,760
Intersections, Inc. (I)	1,300	5,382
Intersil Corp.	1,600	23,616
Interval Leisure Group, Inc. (I)	720	10,483
Intevac, Inc. (I)	200	2,764
Intrepid Potash, Inc. (I)(L)	1,000	30,330
Intuit, Inc. (I)	2,200	75,548
Intuitive Surgical, Inc. (I)(L)	400	139,252
Invacare Corp.	700	18,578
inVentiv Health, Inc. (I)	400	8,984
Inverness Medical Innovations, Inc. (I)	1,200	46,740
Invesco, Ltd.	4,000	87,640
Investment Technology Group, Inc.	900	15,021
Investors Bancorp, Inc. (I)	2,200	29,040
ION Geophysical Corp. (I)	1,500	7,380

118

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Iowa Telecommunications Services, Inc.	400	$6,680
IPC The Hospitalist Company, Inc. (I)	200	7,022
IPG Photonics Corp. (I)	600	8,880
IRIS International, Inc. (I)	300	3,063
iRobot Corp. (I)(L)	500	7,580
Iron Mountain, Inc.	2,575	70,555
Isilon Systems, Inc. (I)	800	6,888
Isis Pharmaceuticals, Inc. (I)(L)	1,600	17,472
Isle of Capri Casinos, Inc. (I)	600	4,668
ITC Holdings Corp.	700	38,500
Itron, Inc. (I)	600	43,542
ITT Corp.	1,200	64,332
ITT Educational Services, Inc. (I)	300	33,744
Ixia (I)	800	7,416
IXYS Corp. (I)	300	2,562
J & J Snack Foods Corp.	190	8,259
J. Crew Group, Inc. (I)	1,000	45,900
J.B. Hunt Transport Services, Inc.	1,100	39,468
J.C. Penney Company, Inc.	2,400	77,208
J2 Global Communications, Inc. (I)	600	14,040
Jabil Circuit, Inc.	3,000	48,570
Jack Henry & Associates, Inc.	1,200	28,872
Jack in the Box, Inc. (I)	900	21,195
Jackson Hewitt Tax Service, Inc.	100	200
Jacobs Engineering Group, Inc.	1,200	54,228
Jaguar Mining, Inc.	600	5,524
Jakks Pacific, Inc. (I)	200	2,610
James River Coal Company (I)	700	11,130
Janus Capital Group, Inc.	2,400	34,296
Jarden Corp.	1,500	49,935
Jazz Pharmaceuticals, Inc. (I)	800	8,720
JDA Software Group, Inc. (I)	502	13,966
JDS Uniphase Corp. (I)	3,000	37,590
Jefferies Group, Inc. (L)	2,400	56,808
JetBlue Airways Corp. (I)(L)	4,600	25,668
JMP Group, Inc.	400	3,400
Jo-Ann Stores, Inc. (I)	600	25,188
John Bean Technologies Corp.	343	6,016
John Wiley & Sons, Inc.	500	21,640
Johnson & Johnson	17,959	1,170,927
Johnson Controls, Inc.	4,900	161,651
Jones Apparel Group, Inc.	1,300	24,726
Jones Lang LaSalle, Inc.	700	51,023
Jos. A. Bank Clothiers, Inc. (I)(L)	200	10,930
Journal Communications, Inc.	1,100	4,620
Joy Global, Inc.	1,100	62,260
JPMorgan Chase & Company	49,179	2,200,760
Juniper Networks, Inc. (I)	4,500	138,060
K-Swiss, Inc., Class A	400	4,184
K-V Pharmaceutical Company, Class A	1,100	1,936
Kadant, Inc. (I)	100	1,441
Kaiser Aluminum Corp.	400	15,428
Kaman Corp., Class A	200	5,002
Kansas City Southern (L)	1,200	43,404
KapStone Paper and Packaging Corp. (I)	600	7,122
Kaydon Corp.	500	18,800
KB Home	1,200	20,100
KBR, Inc.	2,900	64,264
KBW, Inc. (I)	500	13,450
Kearny Financial Corp.	500	5,215
Kellogg Company	2,428	129,728
Kelly Services, Inc., Class A	400	6,664
Kendle International, Inc. (I)	100	1,748
Kenexa Corp. (I)	600	8,250
Kennametal, Inc.	1,174	33,013

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Kensey Nash Corp. (I)	100	$2,359
Key Energy Services, Inc. (I)	2,700	25,785
KeyCorp	7,100	55,025
Kforce, Inc. (I)	400	6,084
Kid Brands, Inc.	200	1,730
Kimball International, Inc., Class B	200	1,390
Kimberly-Clark Corp.	2,500	157,200
Kindred Healthcare, Inc. (I)	600	10,830
Kinetic Concepts, Inc. (I)	900	43,029
King Pharmaceuticals, Inc. (I)	3,500	41,160
Kirby Corp.	800	30,520
Kirklands, Inc. (I)	500	10,500
KLA-Tencor Corp.	1,800	55,656
Knight Capital Group, Inc. (I)	1,400	21,350
Knight Transportation, Inc. (L)	1,100	23,199
Knoll, Inc.	800	9,000
Knology, Inc. (I)	800	10,752
Kodiak Oil & Gas Corp. (I)	1,900	6,479
Kohl’s Corp. (I)	2,542	139,251
Kopin Corp. (I)	500	1,850
Koppers Holdings, Inc.	100	2,832
Korn/Ferry International (I)	800	14,120
Kraft Foods, Inc., Class A	12,500	378,000
Kronos Worldwide, Inc.	1,600	23,440
Kulicke & Soffa Industries, Inc. (I)	1,200	8,700
KVH Industries, Inc. (I)	200	2,638
L-1 Identity Solutions, Inc. (I)	1,600	14,288
L-3 Communications Holdings, Inc.	1,000	91,630
L.B. Foster Company	200	5,778
La-Z-Boy, Inc.	2,000	25,080
LaBarge, Inc. (I)	200	2,210
Laboratory Corp. of America Holdings (I)	1,200	90,852
Ladish Company, Inc.	100	2,016
Lakeland Bancorp, Inc.	200	1,770
Lakeland Financial Corp.	200	3,810
Lam Research Corp. (I)	1,200	44,784
Lamar Advertising Company	1,100	37,785
Lancaster Colony Corp.	400	23,584
Lance, Inc.	400	9,252
Landauer, Inc.	100	6,522
Landec Corp. (I)	300	1,989
Landstar System, Inc.	600	25,188
Lannett Company, Inc. (I)	600	2,550
Las Vegas Sands Corp. (I)	6,100	129,015
Lattice Semiconductor Corp. (I)	1,900	6,973
Lawson Software, Inc. (I)	2,200	14,542
Layne Christensen Company (I)	400	10,684
Leap Wireless International, Inc. (I)	1,400	22,904
Leapfrog Enterprises, Inc. (I)	1,000	6,550
Learning Tree International, Inc. (I)	300	4,221
LECG Corp. (I)	400	1,192
Legacy Bancorp, Inc.	100	949
Legg Mason, Inc. (L)	2,100	60,207
Leggett & Platt, Inc.	2,200	47,608
Lender Processing Services, Inc.	800	30,200
Lennar Corp., Class A	2,400	41,304
Lennar Corp., Class B	500	6,975
Lennox International, Inc.	700	31,024
Leucadia National Corp.	3,400	84,354
Lexmark International, Inc. (I)	765	27,601
LHC Group, Inc. (I)	200	6,706
Liberty Global, Inc. (I)	1,800	52,002
Liberty Global, Inc., Class A (I)	1,900	55,404
Liberty Media Corp. - Interactive A (I)	9,300	142,383
Liberty Media Corp., Series A (I)	1,800	65,466

119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Liberty Media-Starz, Series A (I)	520	$28,434
Life Partners Holdings, Inc. (L)	125	2,771
Life Technologies Corp. (I)	2,200	114,994
Life Time Fitness, Inc. (I)(L)	800	22,480
LifePoint Hospitals, Inc. (I)	800	29,424
Lifeway Foods, Inc. (I)	200	2,374
Limelight Networks, Inc. (I)	2,200	8,052
Limited Brands, Inc.	3,200	78,784
Lincare Holdings, Inc. (I)(L)	900	40,392
Lincoln Educational Services Corp. (I)	400	10,120
Lincoln Electric Holdings, Inc.	600	32,598
Lincoln National Corp.	4,100	125,870
Lindsay Corp.	100	4,141
Linear Technology Corp.	1,959	55,401
Lionbridge Technologies, Inc. (I)	600	2,178
Liquidity Services, Inc. (I)	200	2,308
Littelfuse, Inc. (I)	500	19,005
Live Nation Entertainment, Inc. (I)	2,176	31,552
Liz Claiborne, Inc. (I)(L)	2,400	17,832
LKQ Corp. (I)	1,800	36,540
Lockheed Martin Corp.	2,500	208,050
Loews Corp.	4,565	170,183
LoopNet, Inc. (I)	700	7,868
Loral Space & Communications, Inc. (I)	500	17,560
Lorillard, Inc.	1,400	105,336
Louisiana-Pacific Corp. (I)	1,100	9,955
Lowe’s Companies, Inc.	12,100	293,304
LSB Industries, Inc. (I)	200	3,048
LSI Corp. (I)	6,583	40,288
LSI Industries, Inc.	300	2,046
Lubrizol Corp.	600	55,032
Luby’s, Inc. (I)	139	548
Lufkin Industries, Inc.	200	15,830
Lumber Liquidators Holdings, Inc. (I)	300	8,001
Luminex Corp. (I)	400	6,732
M&F Worldwide Corp. (I)	300	9,180
M&T Bank Corp.	1,634	129,707
M/I Homes, Inc. (I)	300	4,395
Mac-Gray Corp.	400	4,516
Macy’s, Inc.	6,100	132,797
Madison Square Garden, Inc. (I)	525	11,408
Magellan Health Services, Inc. (I)	500	21,740
Maidenform Brands, Inc. (I)	400	8,740
MainSource Financial Group, Inc.	700	4,711
MAKO Surgical Corp. (I)	700	9,436
Manhattan Associates, Inc. (I)	400	10,192
Mannatech, Inc. (I)	400	1,336
Mannkind Corp. (I)	1,400	9,184
Manpower, Inc.	1,200	68,544
ManTech International Corp. (I)	300	14,649
MAP Pharmaceuticals, Inc. (I)	500	7,945
Marathon Oil Corp.	7,200	227,808
Marchex, Inc., Class B	200	1,022
Marcus Corp.	300	3,897
Mariner Energy, Inc. (I)	700	10,479
Markel Corp. (I)	100	37,466
MarketAxess Holdings, Inc.	300	4,719
Marlin Business Services Corp. (I)	800	8,120
Marriott International, Inc., Class A	2,429	76,562
Marsh & McLennan Companies, Inc.	4,400	107,448
Marshall & Ilsley Corp.	6,300	50,715
Martek Biosciences Corp. (I)	300	6,753
Marten Transport, Ltd. (I)	400	7,884
Martin Marietta Materials, Inc.	500	41,775
Masco Corp.	4,400	68,288

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Masimo Corp.	700	$18,585
Massey Energy Company	1,500	78,435
MasTec, Inc. (I)	600	7,566
Mastech Holdings, Inc. (I)	13	57
MasterCard, Inc.	800	203,200
Matrix Service Company (I)	500	5,380
Mattel, Inc.	3,500	79,590
Matthews International Corp., Class A	400	14,200
Mattson Technology, Inc. (I)	1,300	6,006
Maxim Integrated Products, Inc.	4,100	79,499
MAXIMUS, Inc.	200	12,186
Maxwell Technologies, Inc. (I)	400	4,956
Maxygen, Inc. (I)	300	1,971
MB Financial, Inc.	600	13,518
MBIA, Inc. (L)	3,800	23,826
McAfee, Inc. (I)	1,600	64,208
McClatchy Company, Class A	800	3,928
McCormick & Company, Inc.	1,200	46,032
McDermott International, Inc. (I)	2,400	64,608
McDonald’s Corp.	6,900	460,368
MCG Capital Corp. (I)	2,100	10,941
McGrath Rentcorp	500	12,115
McKesson Corp.	2,200	144,584
McMoRan Exploration Company (I)	1,000	14,630
MDC Holdings, Inc.	700	24,227
MDU Resources Group, Inc.	1,600	34,528
Meadowbrook Insurance Group, Inc.	1,100	8,690
MeadWestvaco Corp.	2,915	74,478
Medallion Financial Corp.	300	2,388
MedAssets, Inc. (I)	500	10,500
MedCath Corp. (I)	500	5,235
Medco Health Solutions, Inc. (I)	3,200	206,592
Media General, Inc., Class A (I)	500	4,145
Medical Action Industries, Inc. (I)	500	6,135
Medicines Company (I)	400	3,136
Medicis Pharmaceutical Corp., Class A	600	15,096
Medifast, Inc. (I)	400	10,052
Medivation, Inc.	500	5,245
MEDNAX, Inc. (I)	700	40,733
MedQuist, Inc. (I)	432	3,374
Medtronic, Inc.	7,244	326,197
MEMC Electronic Materials, Inc. (I)	2,874	44,058
Mentor Graphics Corp. (I)	2,200	17,644
Merck & Company, Inc.	17,204	642,569
Mercury Computer Systems, Inc. (I)	500	6,860
Mercury General Corp.	800	34,976
Meredith Corp.	500	17,205
Merge Healthcare, Inc.	1,400	2,898
Meridian Bioscience, Inc.	500	10,185
Merit Medical Systems, Inc. (I)	300	4,575
Meritage Homes Corp.	400	8,400
Met-Pro Corp.	200	1,960
Metabolix, Inc. (I)	400	4,872
Metalico, Inc. (I)	1,100	6,589
Methode Electronics, Inc.	400	3,960
MetLife, Inc. (I)	8,400	364,056
MetroPCS Communications, Inc. (I)	4,500	31,860
Mettler-Toledo International, Inc. (I)	300	32,760
MF Global Holdings, Ltd. (I)	2,000	16,140
MGE Energy, Inc.	300	10,608
MGIC Investment Corp. (I)(L)	1,700	18,649
MGM Mirage (L)	3,100	37,200
Michael Baker Corp.	100	3,448
Micrel, Inc.	1,100	11,726
Microchip Technology, Inc.	2,200	61,952

120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Micromet, Inc. (I)	800	$6,464
Micron Technology, Inc.	12,200	126,758
MICROS Systems, Inc. (I)	1,100	36,168
Microsemi Corp. (I)	900	15,606
Microsoft Corp.	59,408	1,738,872
MicroStrategy, Inc., Class A (I)	100	8,507
Microvision, Inc. (I)(L)	1,600	4,512
Midas, Inc.	200	2,256
Middleby Corp.	200	11,518
Middlesex Water Company	200	3,410
Millipore Corp.	500	52,800
Mine Safety Appliances Company	400	11,184
Minerals Technologies, Inc.	400	20,736
MIPS Technologies, Inc., Class A (I)	500	2,230
Mirant Corp. (I)	2,200	23,892
MKS Instruments, Inc.	600	11,754
Mobile Mini, Inc. (I)	800	12,392
Modine Manufacturing Company	1,300	14,612
ModusLink Global Solutions, Inc. (I)	200	1,686
Mohawk Industries, Inc. (I)	1,200	65,256
Molex, Inc.	1,000	17,650
Molina Healthcare, Inc. (I)	600	15,102
Molson Coors Brewing Company	1,400	58,884
Momenta Pharmaceuticals, Inc. (I)	200	2,994
Monarch Casino & Resort, Inc. (I)	200	1,708
MoneyGram International, Inc. (I)	1,400	5,334
Monolithic Power Systems, Inc. (I)	300	6,690
Monro Muffler Brake, Inc.	200	7,152
Monsanto Company	4,300	307,106
Monster Worldwide, Inc. (I)(L)	1,600	26,576
Moody’s Corp.	2,000	59,500
Moog, Inc., Class A (I)	800	28,336
Morgan Stanley	11,361	332,764
Morningstar, Inc. (I)(L)	600	28,854
Motorola, Inc.	19,200	134,784
Movado Group, Inc.	300	3,384
Move, Inc. (I)	2,500	5,225
MSC Industrial Direct Company,
Inc., Class A	500	25,360
MSCI, Inc. (I)	1,100	39,710
MTS Systems Corp.	200	5,806
Mueller Industries, Inc.	800	21,432
Mueller Water Products, Inc.	1,800	8,604
Multi-Color Corp.	100	1,198
Multi-Fineline Electronix, Inc. (I)	300	7,728
Multimedia Games, Inc. (I)	1,200	4,680
Murphy Oil Corp.	1,700	95,523
MWI Veterinary Supply, Inc. (I)	100	4,040
Myers Industries, Inc.	300	3,144
Mylan, Inc.	2,600	59,046
Myriad Genetics, Inc. (I)	1,200	28,860
Myriad Pharmaceuticals, Inc. (I)	250	1,130
Nabi Biopharmaceuticals (I)	400	2,188
NACCO Industries, Inc., Class A	100	7,415
Nalco Holding Company	1,300	31,629
Nanometrics, Inc. (I)	400	3,792
Nara Bancorp, Inc.	700	6,132
Nash Finch Company	200	6,730
National Beverage Corp.	651	7,239
National CineMedia, Inc.	700	12,082
National Financial Partners Corp. (I)	900	12,690
National Fuel Gas Company	600	30,330
National Healthcare Corp.	100	3,538
National Instruments Corp.	1,100	36,685
National Interstate Corp.	200	4,142

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
National Oilwell Varco, Inc.	4,700	$190,726
National Penn Bancshares, Inc.	1,500	10,350
National Presto Industries, Inc.	100	11,891
National Semiconductor Corp. (L)	2,000	28,900
Natural Gas Services Group, Inc. (I)	100	1,587
Natus Medical, Inc. (I)	500	7,955
Navigant Consulting Company (I)	1,000	12,130
Navigators Group, Inc. (I)	400	15,732
Navistar International Corp. (I)	1,000	44,730
NBT Bancorp, Inc.	300	6,855
NBTY, Inc. (I)	900	43,182
NCR Corp. (I)	2,200	30,360
Neenah Paper, Inc.	500	7,920
Nektar Therapeutics (I)	1,000	15,210
Nelnet, Inc., Class A	800	14,848
Neogen Corp. (I)	150	3,765
NetApp, Inc. (I)	2,300	74,888
Netezza Corp. (I)	700	8,953
Netflix, Inc. (I)	500	36,870
NETGEAR, Inc. (I)	500	13,050
Netlogic Microsystems, Inc. (I)(L)	800	23,544
Netscout Systems, Inc. (I)	600	8,874
NetSuite, Inc. (I)	700	10,178
Network Equipment Technologies, Inc. (I)	700	3,857
Neurocrine Biosciences, Inc. (I)	1,600	4,080
NeurogesX, Inc. (I)(L)	340	3,196
NeuStar, Inc., Class A (I)	975	24,570
Neutral Tandem, Inc. (I)	300	4,794
New Jersey Resources Corp.	600	22,536
New York & Company, Inc. (I)	200	958
New York Community Bancorp, Inc. (L)	5,100	84,354
NewAlliance Bancshares, Inc.	2,200	27,764
Newell Rubbermaid, Inc.	3,900	59,280
Newfield Exploration Company (I)	1,900	98,895
NewMarket Corp.	300	30,897
Newmont Mining Corp.	3,000	152,790
Newpark Resources, Inc. (I)	1,011	5,308
News Corp., Class A	15,100	217,591
News Corp., Class B	6,900	117,369
NewStar Financial, Inc. (I)	1,100	7,018
NIC, Inc.	800	6,296
Nicor, Inc.	500	20,960
NII Holdings, Inc. (I)	2,300	95,818
NIKE, Inc., Class B	2,700	198,450
NiSource, Inc.	2,500	39,500
NL Industries, Inc.	400	3,432
Noble Corp.	500	20,910
Noble Energy, Inc.	1,500	109,500
Nordson Corp.	400	27,168
Nordstrom, Inc. (L)	1,900	77,615
Norfolk Southern Corp.	3,028	169,235
North American Galvanizing &
Coatings, Inc. (I)	500	2,780
Northeast Utilities	1,500	41,460
Northern Trust Corp.	1,700	93,942
Northfield Bancorp, Inc.	900	13,032
Northrop Grumman Corp.	2,800	183,596
Northwest Bancshares, Inc.	2,025	23,774
Northwest Natural Gas Company	400	18,640
Northwest Pipe Company (I)	200	4,370
NorthWestern Corp.	600	16,086
Novatel Wireless, Inc. (I)	600	4,038
Novavax, Inc. (I)(L)	1,200	2,772
Novell, Inc. (I)	5,700	34,143
Novellus Systems, Inc. (I)	1,400	35,000

121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
NPS Pharmaceuticals, Inc. (I)	400	$2,016
NRG Energy, Inc. (I)	3,511	73,380
NSTAR	800	28,336
NTELOS Holdings Corp.	400	7,116
Nu Skin Enterprises, Inc., Class A	700	20,370
Nuance Communications, Inc. (I)	3,800	63,232
Nucor Corp.	2,700	122,526
NutriSystem, Inc.	300	5,343
NuVasive, Inc. (I)(L)	500	22,600
NV Energy, Inc.	3,000	36,990
NVIDIA Corp. (I)	5,400	93,852
NVR, Inc. (I)	100	72,650
NxStage Medical, Inc. (I)	900	10,305
NYSE Euronext	3,700	109,557
O’Reilly Automotive, Inc. (I)(L)	1,800	75,078
Obagi Medical Products, Inc. (I)	300	3,654
Occidental Petroleum Corp.	6,100	515,694
Oceaneering International, Inc. (I)	500	31,745
OceanFirst Financial Corp.	200	2,272
Ocwen Financial Corp. (I)	1,800	19,962
Odyssey HealthCare, Inc. (I)	600	10,866
Office Depot, Inc. (I)	5,200	41,496
OfficeMax, Inc. (I)	800	13,136
OGE Energy Corp.	900	35,046
Oil States International, Inc. (I)	900	40,806
Old Dominion Freight Lines, Inc. (I)	600	20,034
Old National Bancorp	1,100	13,145
Old Republic International Corp.	3,500	44,380
Old Second Bancorp, Inc. (L)	200	1,318
Olin Corp.	1,500	29,430
Olympic Steel, Inc.	100	3,265
OM Group, Inc. (I)	600	20,328
Omega Flex, Inc.	100	1,050
Omnicare, Inc.	1,800	50,922
Omnicell, Inc. (I)	200	2,806
Omnicom Group, Inc.	2,065	80,143
OmniVision Technologies, Inc. (I)	1,100	18,898
Omnova Solutions, Inc.	1,200	9,420
On Assignment, Inc. (I)	600	4,278
ON Semiconductor Corp. (I)	4,400	35,200
OncoGenex Pharmaceutical, Inc. (I)	100	2,053
OneBeacon Insurance Group, Ltd.	300	5,175
ONEOK, Inc.	900	41,085
Online Resources Corp. (I)	800	3,224
Onyx Pharmaceuticals, Inc. (I)	700	21,196
Openwave Systems, Inc.	1,800	4,140
Opko Health, Inc. (I)	1,900	3,762
Oplink Communications, Inc. (I)	300	5,562
Opnet Technologies, Inc.	445	7,173
Optimer Pharmaceuticals, Inc. (I)	600	7,368
optionsXpress Holdings, Inc.	900	14,661
Oracle Corp.	31,754	815,760
OraSure Technologies, Inc. (I)	600	3,558
Orbital Sciences Corp., Class A (I)	900	17,109
Orbitz Worldwide, Inc.	700	4,977
Orexigen Therapeutics, Inc. (I)	600	3,534
Orion Marine Group, Inc. (I)	300	5,415
Oritani Financial Corp.	490	7,874
Ormat Technologies, Inc.	600	16,884
Orthovita, Inc. (I)	600	2,556
Oshkosh Corp.	1,300	52,442
OSI Pharmaceuticals, Inc. (I)	800	47,640
OSI Systems, Inc. (I)	400	11,220
Osiris Therapeutics, Inc. (I)	500	3,700
Osteotech, Inc. (I)	400	1,568

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Otter Tail Corp.	600	$13,176
Outdoor Channel Holdings, Inc. (I)	300	1,977
Overhill Farms, Inc. (I)	1,000	5,830
Overseas Shipholding Group, Inc. (L)	500	19,615
Overstock.com, Inc. (I)	200	3,250
Owens & Minor, Inc.	500	23,195
Owens Corning, Inc. (I)	1,620	41,213
Owens-Illinois, Inc. (I)	1,800	63,972
Oxford Industries, Inc.	100	2,033
P.F. Chang’s China Bistro, Inc.	300	13,239
P.H. Glatfelter Company	800	11,592
PACCAR, Inc.	2,356	102,109
Pacer International, Inc.	200	1,204
Pacific Capital Bancorp (L)	1,400	2,534
Pacific Continental Corp.	400	4,200
Pacific Sunwear of California, Inc. (I)	400	2,124
Packaging Corp. of America	1,400	34,454
Pactiv Corp. (I)	1,140	28,705
PacWest Bancorp (L)	500	11,410
PAETEC Holding Corp. (I)	3,400	15,912
Pain Therapeutics, Inc. (I)	900	5,643
Pall Corp.	1,100	44,539
Palm, Inc. (I)(L)	2,500	9,400
Palomar Medical Technologies, Inc. (I)	100	1,086
Panera Bread Company (I)	400	30,596
Panhandle Oil and Gas, Inc.	100	2,363
Papa John’s International, Inc. (I)	500	12,855
Par Pharmaceutical Companies, Inc.	900	22,320
PAR Technology Corp. (I)	300	1,815
Parametric Technology Corp. (I)	1,500	27,075
Parexel International Corp. (I)	1,100	25,641
Park Electrochemical Corp.	400	11,496
Park National Corp. (L)	300	18,693
Parker Drilling Company	2,500	12,325
Parker Hannifin Corp.	1,400	90,636
Patriot Coal Corp. (I)	400	8,184
Patterson Companies, Inc.	1,600	49,680
Patterson-UTI Energy, Inc.	2,600	36,322
Paychex, Inc.	2,465	75,676
PDI, Inc. (I)	300	2,256
PDL BioPharma, Inc. (I)(L)	1,900	11,799
Peabody Energy Corp.	1,700	77,690
Peet’s Coffee & Tea, Inc. (I)	100	3,965
Pegasystems, Inc.	500	18,500
Penford Corp.	100	1,025
Penn National Gaming, Inc. (I)	1,200	33,360
Penn Virginia Corp.	500	12,250
Pennichuck Corp.	200	4,702
Penske Auto Group, Inc.	1,200	17,304
Penson Worldwide, Inc. (I)	200	2,014
Pentair, Inc.	1,400	49,868
People’s United Financial, Inc.	5,600	87,584
Peoples Bancorp, Inc.	100	1,648
Pepco Holdings, Inc.	900	15,435
PepsiCo, Inc.	11,018	728,951
Perficient, Inc. (I)	500	5,635
Pericom Semiconductor Corp. (I)	400	4,284
PerkinElmer, Inc.	1,600	38,240
Perrigo Company	1,000	58,720
Perry Ellis International, Inc. (I)	200	4,530
PetMed Express, Inc. (L)	300	6,651
Petrohawk Energy Corp. (I)	3,000	60,840
Petroleum Development Corp. (I)	400	9,268
Petroquest Energy, Inc. (I)	1,000	5,030
PetSmart, Inc.	1,300	41,548

122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Pfizer, Inc.	53,407	$915,930
PG&E Corp.	2,565	108,807
PGT, Inc. (I)	400	724
Pharmaceutical Product Development, Inc.	1,500	35,625
Pharmasset, Inc.	300	8,040
PharMerica Corp. (I)	300	5,466
Phase Forward, Inc. (I)	400	5,228
PHH Corp. (I)	900	21,213
Philip Morris International, Inc.	12,407	647,149
Phillips-Van Heusen Corp.	700	40,152
Photronics, Inc. (I)	1,000	5,090
PICO Holdings, Inc. (I)	500	18,595
Piedmont Natural Gas Company, Inc.	900	24,822
Pike Electric Corp. (I)	500	4,660
Pinnacle Entertainment, Inc.	1,500	14,610
Pinnacle Financial Partners, Inc. (I)	500	7,555
Pinnacle West Capital Corp.	900	33,957
Pioneer Drilling Company (I)	300	2,112
Pioneer Natural Resources Company	1,900	107,008
Piper Jaffray Companies	200	8,060
Pitney Bowes, Inc.	2,100	51,345
Plains Exploration &
Production Company (I)	1,900	56,981
Plantronics, Inc.	900	28,152
Plexus Corp. (I)	500	18,015
PMA Capital Corp., Class A (I)	600	3,684
PMC-Sierra, Inc. (I)	3,400	30,328
PMFG, Inc. (I)	100	1,323
PNC Financial Services Group, Inc.	5,200	310,440
PNM Resources, Inc.	1,200	15,036
Polaris Industries, Inc. (L)	500	25,580
Polo Ralph Lauren Corp.	600	51,024
Polycom, Inc. (I)	1,100	33,638
PolyOne Corp. (I)	600	6,144
Polypore International, Inc. (I)	800	13,968
Poniard Pharmaceuticals, Inc. (I)	500	575
Pool Corp.	700	15,848
Portfolio Recovery Associates, Inc.	200	10,974
Portland General Electric Company	1,100	21,241
Powell Industries, Inc. (I)	100	3,253
Power Integrations, Inc.	400	16,480
Power-One, Inc.	1,200	5,064
PPG Industries, Inc.	1,100	71,940
PPL Corp.	2,665	73,847
Praxair, Inc.	2,000	166,000
Pre-Paid Legal Services, Inc.	100	3,785
Precision Castparts Corp.	1,200	152,052
Premiere Global Services, Inc. (I)	500	4,130
Presidential Life Corp.	300	2,991
Prestige Brands Holdings, Inc. (I)	1,300	11,700
Priceline.com, Inc. (I)	300	76,500
Pricesmart, Inc.	500	11,625
Pride International, Inc. (I)	3,000	90,330
Principal Financial Group, Inc. (I)	3,300	96,393
PrivateBancorp, Inc.	900	12,330
ProAssurance Corp. (I)	500	29,270
Procter & Gamble Company	21,231	1,343,285
Progenics Pharmaceuticals, Inc. (I)	200	1,066
Progress Energy, Inc.	1,900	74,784
Progress Software Corp. (I)	500	15,715
PROS Holdings, Inc. (I)	700	6,916
Prosperity Bancshares, Inc.	700	28,700
Protective Life Corp.	900	19,791
Providence Service Corp. (I)	500	7,595
Provident Financial Services, Inc. (L)	700	8,330

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Provident New York Bancorp	300	$2,844
Prudential Financial, Inc. (I)	4,600	278,300
PSS World Medical, Inc. (I)	900	21,159
Psychiatric Solutions, Inc.	800	23,840
Public Service Enterprise Group, Inc.	4,200	123,984
Pulte Group, Inc. (I)	3,500	39,375
QLogic Corp. (I)	1,700	34,510
Quaker Chemical Corp.	100	2,711
QUALCOMM, Inc.	10,500	440,895
Quality Systems, Inc.	400	24,576
Quanta Services, Inc. (I)	2,800	53,648
Quantum Corp. (I)	2,200	5,786
Quest Diagnostics, Inc.	1,200	69,948
Quest Software, Inc. (I)	1,300	23,127
Questar Corp.	2,500	108,000
Questcor Pharmaceuticals, Inc. (I)	500	4,115
Quicksilver Resources, Inc. (I)	2,800	39,396
Quidel Corp. (I)	400	5,816
Quiksilver, Inc. (I)	800	3,784
Qwest Communications
International, Inc. (L)	15,100	78,822
R.R. Donnelley & Sons Company	2,600	55,510
Radian Group, Inc.	900	14,076
Radiant Systems, Inc. (I)	300	4,281
RadioShack Corp. (I)	1,730	39,150
RadiSys Corp. (I)	200	1,792
Ralcorp Holdings, Inc. (I)	800	54,224
Rambus, Inc. (I)(L)	1,700	37,145
Range Resources Corp.	1,100	51,557
Raven Industries, Inc.	300	8,847
Raymond James Financial, Inc.	1,800	48,132
Raytheon Company	3,200	182,784
RBC Bearings, Inc. (I)	300	9,561
RC2 Corp. (I)	100	1,497
RCN Corp.	700	10,556
RealNetworks, Inc. (I)	2,800	13,524
Red Hat, Inc. (I)	1,585	46,393
Red Robin Gourmet Burgers, Inc. (I)	400	9,776
Regal Entertainment Group	1,700	29,869
Regal-Beloit Corp.	600	35,646
Regeneron Pharmaceuticals, Inc. (I)	1,100	29,139
Regions Financial Corp.	14,200	111,470
Regis Corp.	1,100	20,548
RehabCare Group, Inc. (I)	300	8,181
Reinsurance Group of America, Inc.	1,100	57,772
Reliance Steel & Aluminum Company	1,300	63,999
Renaissance Learning, Inc.	300	4,869
Renasant Corp.	200	3,236
Rent-A-Center, Inc. (I)	800	18,920
Republic First Bancorp, Inc. (I)	700	2,709
Republic Services, Inc.	3,305	95,911
Res-Care, Inc. (I)	700	8,393
ResMed, Inc. (I)	800	50,920
Resource America, Inc.	565	2,712
Resources Connection, Inc. (I)	700	13,419
Retail Ventures, Inc. (I)	2,500	23,775
Revlon, Inc. (I)	300	4,455
Reynolds American, Inc.	2,400	129,552
RF Micro Devices, Inc. (I)	3,400	16,932
RG Barry Corp.	800	8,160
Richardson Electronics, Ltd.	300	2,385
Rigel Pharmaceuticals, Inc. (I)	800	6,376
RightNow Technologies, Inc. (I)	200	3,572
Rimage Corp. (I)	200	2,892
Riskmetrics Group, Inc. (I)	700	15,827

123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Riverbed Technology, Inc. (I)	900	$25,560
RLI Corp.	400	22,808
Robbins & Myers, Inc.	600	14,292
Robert Half International, Inc. (L)	1,200	36,516
Rock-Tenn Company, Class A	600	27,342
Rockville Financial, Inc.	200	2,438
Rockwell Automation, Inc.	1,400	78,904
Rockwell Collins, Inc.	1,265	79,176
Rockwood Holdings, Inc. (I)	900	23,958
Rodman & Renshaw Capital Group, Inc. (I)	1,000	3,950
Rofin-Sinar Technologies, Inc. (I)	600	13,572
Rogers Corp.	300	8,703
Rollins, Inc.	1,300	28,184
Roma Financial Corp.	200	2,508
Roper Industries, Inc.	1,200	69,408
Rosetta Resources, Inc. (I)	300	7,065
Ross Stores, Inc.	1,100	58,817
Rovi Corp. (I)	1,500	55,695
Rowan Companies, Inc. (I)	1,700	49,487
Royal Caribbean Cruises, Ltd. (I)(L)	3,900	128,661
Royal Gold, Inc.	300	13,863
RPC, Inc.	1,400	15,582
RPM International, Inc.	1,700	36,278
RRI Energy, Inc. (I)	5,820	21,476
RSC Holdings, Inc. (I)	1,400	11,144
RTI Biologics, Inc. (I)	1,400	6,062
RTI International Metals, Inc. (I)	400	12,132
Rubicon Technology, Inc. (I)(L)	400	8,080
Ruby Tuesday, Inc.	1,200	12,684
Ruddick Corp.	700	22,148
Rudolph Technologies, Inc. (I)	600	5,142
Rush Enterprises, Inc., Class A (I)	200	2,642
Ryder Systems, Inc.	800	31,008
Ryland Group, Inc.	900	20,196
S&T Bancorp, Inc.	400	8,360
S.Y. Bancorp, Inc.	100	2,275
S1 Corp. (I)	700	4,130
Saba Software, Inc. (I)	800	3,960
Safety Insurance Group, Inc.	200	7,534
Safeway, Inc.	3,500	87,010
SAIC, Inc. (I)	2,075	36,728
Saks, Inc. (I)	2,500	21,500
Salesforce.com, Inc. (I)	1,100	81,895
Salix Pharmaceuticals, Ltd. (I)	700	26,075
Sally Beauty Holdings, Inc. (I)	2,200	19,624
Sanders Morris Harris Group, Inc.	900	5,571
Sanderson Farms, Inc.	400	21,444
SanDisk Corp. (I)	3,300	114,279
SandRidge Energy, Inc. (I)(L)	3,000	23,100
Sandy Spring Bancorp, Inc.	300	4,500
Sangamo Biosciences, Inc. (I)	700	3,794
Santarus, Inc. (I)	1,300	6,994
Sapient Corp.	1,600	14,624
Sara Lee Corp.	6,900	96,117
Sauer-Danfoss, Inc.	300	3,984
Savient Pharmaceuticals, Inc. (I)	700	10,115
SAVVIS, Inc. (I)	1,000	16,500
SBA Communications Corp. (I)	1,000	36,070
SCANA Corp.	1,000	37,590
Scansource, Inc. (I)	600	17,268
SCBT Financial Corp.	100	3,704
Schawk, Inc., Class A	200	3,626
Schlumberger, Ltd.	8,300	526,718
Schnitzer Steel Industries, Inc.	400	21,012
School Specialty, Inc. (I)	200	4,542

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Schweitzer-Mauduit International, Inc.	300	$14,268
Scientific Games Corp. (I)	1,200	16,896
Scripps Networks Interactive, Inc., Class A	1,100	48,785
SeaBright Insurance Holdings, Inc.	200	2,202
Seachange International, Inc. (I)	300	2,154
SEACOR Holdings, Inc. (I)	300	24,198
Seahawk Drilling, Inc. (I)	213	4,015
Sealed Air Corp.	2,200	46,376
Sealy Corp.	1,200	4,200
Sears Holdings Corp. (I)	1,100	119,273
Seattle Genetics, Inc. (I)	1,400	16,716
SEI Investments Company	1,800	39,546
Select Comfort Corp. (I)	800	6,376
Selective Insurance Group, Inc.	800	13,280
Sempra Energy	1,600	79,840
Semtech Corp. (I)	800	13,944
Seneca Foods Corp., Class A (I)	200	5,824
Sensient Technologies Corp.	900	26,154
Sequenom, Inc. (I)(L)	800	5,048
Service Corp. International	3,200	29,376
SFN Group, Inc. (I)	800	6,408
Shaw Group, Inc. (I)	1,235	42,509
Shenandoah
Telecommunications Company (I)	200	3,760
Shoe Carnival, Inc. (I)	300	6,858
Shuffle Master, Inc. (I)	1,100	9,009
Shutterfly, Inc. (I)	200	4,818
Sierra Bancorp	100	1,289
Sigma Designs, Inc. (I)(L)	900	10,557
Sigma-Aldrich Corp.	1,100	59,026
Signature Bank (I)	500	18,525
Silgan Holdings, Inc.	600	36,138
Silicon Graphics International Corp. (I)	600	6,414
Silicon Image, Inc. (I)	400	1,208
Silicon Laboratories, Inc. (I)	700	33,369
Simmons First National Corp., Class A	200	5,514
Simpson Manufacturing Company, Inc.	1,000	27,760
Sinclair Broadcast Group, Inc., Class A	1,000	5,080
Sirona Dental Systems, Inc.	800	30,424
SJW Corp.	300	7,626
Skechers U.S.A., Inc., Class A (I)	400	14,528
Skilled Healthcare Group, Inc. (I)	300	1,851
Skyline Corp.	100	1,860
SkyWest, Inc.	1,200	17,136
Skyworks Solutions, Inc. (L)	3,000	46,800
SLM Corp.	5,900	73,868
Smart Balance, Inc. (I)	900	5,832
Smart Modular
Technologies (WWH), Inc. (I)	1,100	8,481
Smith & Wesson Holding Corp. (I)	1,700	6,426
Smith International, Inc.	3,200	137,024
Smith Micro Software, Inc. (I)	300	2,652
Smithfield Foods, Inc. (I)	2,500	51,850
Snap-on, Inc.	900	39,006
Solera Holdings, Inc.	1,000	38,650
Somanetics Corp. (I)	300	5,742
Sonic Corp. (I)	600	6,630
Sonic Solutions (I)	500	4,685
SonicWALL, Inc. (I)	500	4,345
Sonoco Products Company	1,300	40,027
SonoSite, Inc. (I)(L)	300	9,633
Sotheby’s	800	24,872
Sourcefire, Inc. (I)	200	4,590
South Jersey Industries, Inc.	300	12,597
Southern Company	5,665	187,851

124

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Southern Copper Corp.	5,800	$183,686
Southern Union Company	1,700	43,129
Southside Bancshares, Inc.	105	2,265
Southwest Airlines Company	8,400	111,048
Southwest Bancorp, Inc.	200	1,654
Southwest Gas Corp.	600	17,952
Southwest Water Company	200	2,088
Southwestern Energy Company	2,300	93,656
Spartan Stores, Inc.	200	2,884
Spartech Corp.	400	4,680
Spectra Energy Corp. (L)	4,200	94,626
Spectranetics Corp. (I)	700	4,837
Spectrum Pharmaceuticals, Inc. (I)(L)	1,100	5,071
Speedway Motorsports, Inc.	700	10,927
Spirit Aerosystems Holdings, Inc. (I)	1,400	32,732
Sprint Nextel Corp.	28,700	109,060
SPX Corp.	800	53,056
SRA International, Inc., Class A (I)	700	14,553
St. Jude Medical, Inc. (I)	1,590	65,270
St. Mary Land & Exploration Company	500	17,405
StanCorp Financial Group, Inc. (I)	800	38,104
Standard Microsystems Corp. (I)	300	6,984
Standard Motor Products, Inc.	500	4,960
Standard Pacific Corp. (I)	2,300	10,396
Standard Parking Corp. (I)	200	3,284
Standard Register Company	200	1,070
Standex International Corp.	300	7,731
Stanley Black & Decker, Inc. (L)	2,156	123,776
Stanley, Inc. (I)	200	5,658
Staples, Inc.	4,689	109,676
Starbucks Corp.	4,800	116,496
Starwood Hotels & Resorts Worldwide, Inc.	1,700	79,288
State Auto Financial Corp.	900	16,155
State Bancorp, Inc.	200	1,574
State Street Corp.	3,500	157,990
STEC, Inc. (I)(L)	700	8,386
Steel Dynamics, Inc.	3,000	52,410
Steelcase, Inc. Class A	500	3,235
Stein Mart, Inc.	700	6,321
Steinway Musical Instruments, Inc.	100	1,883
StellarOne Corp.	200	2,674
Stepan Company	100	5,589
Stericycle, Inc. (I)	500	27,250
STERIS Corp.	544	18,311
Sterling Bancorp	200	2,010
Sterling Bancshares, Inc.	1,900	10,602
Sterling Construction Company, Inc. (I)	300	4,716
Sterling Financial Corp.	300	171
Steven Madden, Ltd. (I)	200	9,760
Stewart Enterprises, Inc., Class A	800	5,000
Stewart Information Services Corp.	200	2,760
Stifel Financial Corp.	350	18,813
Stillwater Mining Company (I)	1,800	23,364
Stone Energy Corp. (I)	200	3,550
Stoneridge, Inc. (I)	200	1,978
Stratasys, Inc. (I)	200	4,876
Strayer Education, Inc.	100	24,352
Stryker Corp.	2,628	150,374
Sturm Ruger & Company, Inc.	300	3,597
SuccessFactors, Inc. (I)	1,000	19,040
Suffolk Bancorp	100	3,071
Sun Bancorp, Inc. (I)	315	1,241
Sun Healthcare Group, Inc. (I)	900	8,586
Sun Hydraulics, Inc.	100	2,598
Sunoco, Inc.	1,600	47,536

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
SunPower Corp. (I)	200	$3,780
Sunpower Corp., Class B (I)	709	11,869
Sunrise Senior Living, Inc. (I)	300	1,536
SunTrust Banks, Inc.	5,500	147,345
Super Micro Computer, Inc. (I)	700	12,096
Superior Energy Services, Inc. (I)	1,400	29,428
Superior Industries International, Inc.	500	8,040
Superior Well Services, Inc. (I)(L)	600	8,028
Supertex, Inc. (I)	100	2,559
SUPERVALU, Inc.	2,900	48,372
Support.com, Inc. (I)	600	1,962
SureWest Communications	200	1,718
SurModics, Inc. (I)	200	4,188
Susquehanna Bancshares, Inc.	1,300	12,753
Susser Holdings Corp. (I)	200	1,690
SVB Financial Group (I)	500	23,330
Swift Energy Company (I)	400	12,296
Switch & Data Facilities
Company, Inc. (I)(L)	800	14,208
SWS Group, Inc.	400	4,612
SXC Health Solutions Corp. (I)	200	13,542
Sybase, Inc. (I)(L)	900	41,958
Sycamore Networks, Inc.	470	9,452
SYKES Enterprises, Inc. (I)	600	13,704
Symantec Corp. (I)	5,500	93,060
Symmetricom, Inc. (I)	900	5,247
Symmetry Medical, Inc. (I)	400	4,016
Symyx Technologies, Inc. (I)	400	1,796
Synaptics, Inc. (I)	500	13,805
Synchronoss Technologies, Inc. (I)	500	9,685
Syniverse Holdings, Inc. (I)	1,000	19,470
SYNNEX Corp. (I)	700	20,692
Synopsys, Inc. (I)	2,100	46,977
Synovis Life Technologies, Inc. (I)	100	1,553
Synovus Financial Corp.	5,500	18,095
Synta Pharmaceuticals Corp. (I)	300	1,293
Syntel, Inc.	700	26,929
Sysco Corp.	3,859	113,841
Systemax, Inc.	700	15,218
T-3 Energy Services, Inc. (I)	100	2,456
T. Rowe Price Group, Inc. (L)	1,800	98,874
Take-Two Interactive Software, Inc. (I)	1,019	10,037
TAL International Group, Inc.	700	13,986
Talbots, Inc.	900	11,664
Taleo Corp. (I)	600	15,546
Targacept, Inc. (I)	400	7,864
Target Corp.	6,500	341,900
Taser International, Inc. (I)	400	2,344
TCF Financial Corp.	1,600	25,504
TD Ameritrade Holding Corp. (I)	3,897	74,277
Team, Inc.	400	6,636
Tech Data Corp. (I)	800	33,520
Techne Corp.	600	38,214
Technitrol, Inc.	800	4,224
TechTarget, Inc. (I)	221	1,156
Techwell, Inc. (I)	500	9,350
TECO Energy, Inc. (L)	1,600	25,424
Tecumseh Products Company, Class A (I)	100	1,227
Tejon Ranch Company	300	9,156
Tekelec, Inc. (I)	1,000	18,160
TeleCommunication Systems, Inc. (I)	300	2,199
Teledyne Technologies, Inc. (I)	500	20,635
Teleflex, Inc.	600	38,442
Telephone & Data Systems, Inc.	800	27,080

125

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Telephone & Data Systems, Inc. -
Special Shares	900	$26,856
TeleTech Holdings, Inc. (I)	900	15,372
Tellabs, Inc.	8,800	66,616
Telular Corp. (I)	700	2,128
Temple-Inland, Inc.	2,100	42,903
Tempur-Pedic International, Inc. (I)	800	24,128
Tenet Healthcare Corp.	8,000	45,760
Tennant Company	100	2,739
Tenneco, Inc. (I)	300	7,095
Teradata Corp. (I)	1,400	40,446
Teradyne, Inc. (I)	2,400	26,808
Terex Corp.	1,500	34,065
Terra Industries, Inc.	400	18,304
Terremark Worldwide, Inc. (I)	1,100	7,711
Tesoro Corp.	2,000	27,800
Tessera Technologies, Inc. (I)	1,000	20,280
Teton Advisors, Inc., Class A	1	11
Tetra Tech, Inc. (I)	800	18,432
TetraTechnologies, Inc. (I)	1,600	19,552
Texas Capital Bancshares, Inc. (I)	800	15,192
Texas Industries, Inc.	600	20,502
Texas Instruments, Inc.	8,300	203,101
Texas Roadhouse, Inc., Class A (I)	1,200	16,668
Textron, Inc.	3,300	70,059
TFS Financial Corp.	3,900	52,065
The Advisory Board Company (I)	300	9,450
The AES Corp. (I)	8,000	88,000
The Allstate Corp.	5,800	187,398
The Andersons, Inc.	100	3,348
The Boeing Company	5,900	428,399
The Buckle, Inc. (L)	550	20,218
The Charles Schwab Corp.	7,700	143,913
The Cheesecake Factory, Inc. (I)	800	21,648
The Children’s Place Retail
Stores, Inc. (I)(L)	600	26,730
The Coca-Cola Company	14,679	807,345
The Cooper Companies, Inc.	700	27,216
The Corporate Executive Board Company	500	13,295
The Dow Chemical Company	9,876	292,033
The Dress Barn, Inc. (I)	700	18,312
The Empire District Electric Company	500	9,010
The Ensign Group, Inc.	200	3,466
The Finish Line, Inc.	300	4,896
The Gap, Inc.	4,528	104,642
The Geo Group, Inc. (I)	700	13,874
The Goldman Sachs Group, Inc.	4,200	716,646
The Goodyear Tire & Rubber Company	1,900	24,016
The Gorman-Rupp Company	300	7,632
The Great Atlantic & Pacific Tea
Company, Inc. (L)	1,000	7,670
The Hain Celestial Group, Inc. (I)	600	10,410
The Hershey Company (L)	1,400	59,934
The Interpublic Group of Companies, Inc.	6,700	55,744
The J.M. Smucker Company	1,800	108,468
The Knot, Inc. (I)	300	2,346
The Kroger Company	5,159	111,744
The Laclede Group, Inc.	200	6,744
The Manitowoc Company, Inc.	2,700	35,100
The McGraw-Hill Companies, Inc.	2,600	92,690
The Men’s Wearhouse, Inc.	900	21,546
The Mosaic Company	3,500	212,695
The NASDAQ OMX Group, Inc. (I)	2,800	59,136
The New York Times Company	1,400	15,582
The Pantry, Inc. (I)	300	3,747

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
The PEP Boys - Manny, Moe & Jack	1,100	$11,055
The Phoenix Companies, Inc.	1,200	2,904
The Progressive Corp.	5,600	106,904
The Scotts Miracle-Gro Company, Class A	900	41,715
The Sherwin-Williams Company	800	54,144
The St. Joe Company (I)(L)	1,600	51,760
The Steak N Shake Company (I)	25	9,532
The Student Loan Corp.	500	17,765
The Timberland Company, Class A (I)	800	17,072
The Toro Company	400	19,668
The Travelers Companies, Inc.	5,900	318,246
The Walt Disney Company	15,666	546,900
The Warnaco Group, Inc. (I)	600	28,626
The Washington Post Company, Class B	200	88,836
The Western Union Company	4,700	79,712
The Wet Seal, Inc., Class A (I)	2,000	9,520
The Williams Companies, Inc.	4,000	92,400
Theravance, Inc. (I)	600	7,992
Thermo Fisher Scientific, Inc. (I)	4,211	216,614
Thomas & Betts Corp. (I)	800	31,392
Thor Industries, Inc.	700	21,147
Thoratec Corp. (I)(L)	800	26,760
THQ, Inc. (I)(L)	1,200	8,412
TIBCO Software, Inc. (I)	3,100	33,449
Tidewater, Inc.	800	37,816
Tiffany & Company	1,100	52,239
Time Warner Cable, Inc.	3,640	194,048
Time Warner, Inc.	11,933	373,145
Timken Company	1,300	39,013
Titan International, Inc.	125	1,091
Titan Machinery, Inc. (I)	400	5,476
Titanium Metals Corp. (L)	2,800	46,452
TiVo, Inc. (I)	1,700	29,104
TJX Companies, Inc.	2,865	121,820
TNS, Inc.	400	8,920
Toll Brothers, Inc. (I)	2,900	60,320
TomoTherapy, Inc. (I)	2,100	7,161
Tompkins Financial Corp.	110	4,013
Tootsie Roll Industries, Inc. (L)	423	11,443
Torchmark Corp.	1,000	53,510
Total SA, SADR	6,600	382,932
Total Systems Services, Inc.	1,900	29,754
Tower Group, Inc.	700	15,519
Towers Watson & Company	500	23,750
TowneBank (L)	500	6,980
Tractor Supply Company	600	34,830
TradeStation Group, Inc. (I)	800	5,608
Transatlantic Holdings, Inc.	1,000	52,800
TransDigm Group, Inc. (I)	700	37,128
Tree.com, Inc. (I)	20	183
TreeHouse Foods, Inc. (I)	600	26,322
Trex Company, Inc. (I)	300	6,387
TriCo Bancshares	100	1,990
TriMas Corp. (I)	500	3,245
Trimble Navigation, Ltd. (I)	1,600	45,952
Trimeris, Inc.	500	1,225
Trinity Industries, Inc. (L)	1,000	19,960
TriQuint Semiconductor, Inc. (I)	4,300	30,100
Triumph Group, Inc.	400	28,036
True Religion Apparel, Inc. (I)	400	12,144
TrueBlue, Inc. (I)	500	7,750
TrustCo Bank Corp. (L)	800	4,936
Trustmark Corp.	800	19,544
TRW Automotive Holdings Corp. (I)	2,300	65,734
TTM Technologies, Inc. (I)	700	6,216

126

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Tuesday Morning Corp.	900	$5,931
Tupperware Brands Corp.	1,000	48,220
Tutor Perini Corp. (L)	700	15,225
TW Telecom, Inc. (I)	2,100	38,115
Tyler Technologies, Inc. (I)	500	9,370
Tyson Foods, Inc., Class A	4,400	84,260
U.S. Bancorp	13,000	336,440
UAL Corp. (I)(L)	2,100	41,055
UGI Corp.	1,400	37,156
UIL Holding Corp.	400	11,000
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	900	20,358
Ultimate Software Group, Inc. (I)	300	9,885
Ultratech, Inc. (I)	200	2,720
UMB Financial Corp.	500	20,300
Umpqua Holdings Corp.	1,700	22,542
Under Armour, Inc., Class A (I)	600	17,646
Unica Corp. (I)	400	3,556
Unifi, Inc.	1,400	5,096
Unifirst Corp.	200	10,300
Union Bankshares Corp.	100	1,510
Union Drilling, Inc. (I)	900	5,544
Union Pacific Corp.	5,300	388,490
Unisource Energy Corp.	500	15,720
Unisys Corp. (I)	500	17,445
Unit Corp. (I)	1,000	42,280
United Bankshares, Inc. (L)	900	23,598
United Community Banks, Inc. (I)	409	1,804
United Financial Bancorp, Inc.	500	6,990
United Fire & Casualty Company	500	8,995
United Natural Foods, Inc. (I)	700	19,691
United Online, Inc.	1,300	9,724
United Parcel Service, Inc., Class B	4,000	257,640
United Rentals, Inc. (I)	300	2,814
United States Cellular Corp. (I)	700	28,966
United States Lime & Minerals, Inc. (I)	100	3,867
United States Steel Corp. (L)	1,800	114,336
United Stationers, Inc.	500	29,425
United Technologies Corp.	6,100	449,021
United Therapeutics Corp. (I)	800	44,264
UnitedHealth Group, Inc.	9,900	323,433
Unitrin, Inc.	1,300	36,465
Universal American Financial Corp. (I)	1,600	24,640
Universal Corp.	400	21,076
Universal Display Corp. (I)	200	2,354
Universal Electronics, Inc. (I)	100	2,234
Universal Forest Products, Inc.	300	11,556
Universal Health Services, Inc., Class B	1,200	42,108
Universal Insurance Holdings, Inc.	800	4,048
Universal Stainless & Alloy
Products, Inc. (I)	100	2,399
Universal Technical Institute, Inc. (I)	300	6,846
Universal Truckload Services, Inc.	100	1,758
Univest Corp. of Pennsylvania	200	3,738
Unum Group	4,220	104,529
UQM Technologies, Inc. (I)	900	3,789
Uranium Energy Corp. (I)(L)	1,600	5,152
Urban Outfitters, Inc. (I)	1,900	72,257
URS Corp.	1,300	64,493
US Airways Group, Inc. (I)	1,300	9,555
US Ecology, Inc.	100	1,610
US Gold Corp. (I)	1,400	3,780
USA Mobility, Inc.	500	6,335
USA Truck, Inc. (I)	200	3,232
USANA Health Sciences, Inc. (I)	200	6,282
USEC, Inc.	2,500	14,425

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
USG Corp. (L)	1,400	$24,024
UTStarcom, Inc. (I)	1,900	5,301
VAALCO Energy, Inc.	600	2,964
Vail Resorts, Inc. (I)	700	28,063
Valassis Communications, Inc.	500	13,915
Valeant Pharmaceuticals International (I)	700	30,037
Valero Energy Corp.	4,100	80,770
Valhi, Inc.	1,500	29,520
Valley National Bancorp	1,995	30,663
Valmont Industries, Inc.	400	33,132
Valspar Corp.	1,500	44,220
ValueClick, Inc. (I)	900	9,126
Vanda Pharmaceuticals, Inc. (I)	400	4,616
Varian Medical Systems, Inc. (I)	1,100	60,863
Varian Semiconductor Equipment
Associates, Inc. (I)	1,000	33,120
Varian, Inc. (I)	300	15,534
VCA Antech, Inc. (I)	1,400	39,242
Vector Group, Ltd. (L)	1,060	16,356
Vectren Corp.	1,200	29,664
Veeco Instruments, Inc. (I)	400	17,400
Venoco, Inc. (I)	900	11,547
VeriFone Holdings, Inc. (I)	1,000	20,210
VeriSign, Inc. (I)	1,600	41,616
Verizon Communications, Inc.	18,800	583,176
Vertex Pharmaceuticals, Inc. (I)	1,600	65,392
VF Corp.	1,500	120,225
Viacom, Inc. (I)	400	14,672
Viacom, Inc., Class B (I)	4,700	161,586
Viad Corp.	400	8,220
Viasat, Inc. (I)	400	13,844
Vical, Inc. (I)	900	3,024
Vicor Corp. (I)	200	2,762
ViewPoint Financial Group	300	4,863
Virage Logic Corp. (I)	900	7,074
ViroPharma, Inc. (I)	1,000	13,630
Virtus Investment Partners, Inc. (I)	85	1,771
Virtusa Corp. (I)	600	6,186
Visa, Inc., Class A	3,900	355,017
Vishay Intertechnology, Inc. (I)	3,500	35,805
Vital Images, Inc. (I)	100	1,617
Vivus, Inc. (I)	900	7,848
VMware, Inc., Class A (I)	600	31,980
Vocus, Inc. (I)	100	1,705
Volcano Corp. (I)	600	14,496
Volcom, Inc. (I)	400	7,808
Volt Information Sciences, Inc.	500	5,105
Volterra Semiconductor Corp. (I)	300	7,530
VSE Corp.	100	4,116
Vulcan Materials Company (L)	1,600	75,584
W&T Offshore, Inc.	500	4,200
W.R. Berkley Corp.	2,000	52,180
W.R. Grace & Company (I)	1,100	30,536
W.W. Grainger, Inc.	700	75,684
WABCO Holdings, Inc.	800	23,936
Wabtec Corp. (L)	600	25,272
Waddell & Reed Financial, Inc.	1,200	43,248
Wal-Mart Stores, Inc.	21,959	1,220,920
Walgreen Company	7,420	275,208
Walter Energy, Inc.	700	64,589
Warner Music Group Corp.	1,800	12,438
Warren Resources, Inc. (I)	300	756
Washington Federal, Inc.	1,600	32,512
Washington Trust Bancorp, Inc.	400	7,456
Waste Connections, Inc. (I)	1,100	37,356

127

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PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Waste Management, Inc.	4,265	$146,844
Waters Corp. (I)	800	54,032
Waterstone Financial, Inc. (I)	200	724
Watsco, Inc.	400	22,752
Watson Pharmaceuticals, Inc. (I)	1,500	62,655
Watts Water Technologies, Inc., Class A	600	18,636
Wausau Paper Corp.	400	3,416
WD-40 Company	300	9,849
Weatherford International, Ltd. (I)	900	14,274
Web.com Group, Inc. (I)	700	3,815
Websense, Inc. (I)	700	15,939
Webster Financial Corp.	1,000	17,490
Weight Watchers International, Inc.	1,100	28,083
Weis Markets, Inc.	300	10,908
WellCare Health Plans, Inc. (I)	800	23,840
WellPoint, Inc. (I)	4,700	302,586
Wells Fargo & Company	43,935	1,367,257
Wendy’s/Arby’s Group, Inc., Class A	6,304	31,520
Werner Enterprises, Inc.	900	20,853
WesBanco, Inc.	400	6,504
WESCO International, Inc. (I)	800	27,768
West Bancorp.	800	5,264
West Pharmaceutical Services, Inc.	500	20,975
Westamerica Bancorp.	400	23,060
Westar Energy, Inc.	1,600	35,680
Western Alliance Bancorp (I)	800	4,552
Western Digital Corp. (I)	2,600	101,374
Western Refining, Inc. (I)(L)	900	4,950
Westfield Financial, Inc.	400	3,676
Westlake Chemical Corp.	1,000	25,790
Westwood Holdings Group, Inc.	200	7,360
Weyerhaeuser Company	2,400	108,648
WGL Holdings, Inc.	700	24,255
Whirlpool Corp.	1,300	113,425
White Mountains Insurance Group, Ltd.	100	35,500
Whiting Petroleum Corp. (I)	800	64,672
Whitney Holding Corp.	1,400	19,306
Whole Foods Market, Inc. (I)	1,900	68,685
Willbros Group, Inc. (I)	600	7,206
Williams-Sonoma, Inc. (L)	1,500	39,435
Wilmington Trust Corp.	1,300	21,541
Wilshire Bancorp, Inc.	200	2,206
Windstream Corp. (L)	4,600	50,094
Winn-Dixie Stores, Inc. (I)	800	9,992
Winnebago Industries, Inc. (I)	400	5,844
Wintrust Financial Corp.	200	7,442
Wisconsin Energy Corp.	900	44,469
WMS Industries, Inc. (I)	700	29,358
Wolverine World Wide, Inc.	659	19,216
Woodward Governor Company	900	28,782
World Acceptance Corp. (I)	300	10,824
World Fuel Services Corp.	800	21,312
World Wrestling Entertainment,
Inc., Class A	200	3,460
Worthington Industries, Inc.	1,400	24,206
Wright Express Corp. (I)	500	15,060
Wright Medical Group, Inc. (I)	600	10,662
Wyndham Worldwide Corp.	3,000	77,190
Wynn Resorts, Ltd. (L)	1,100	83,413
Xcel Energy, Inc.	3,075	65,190
XenoPort, Inc. (I)	500	4,630
Xerox Corp.	20,396	198,861
Xilinx, Inc.	2,900	73,950
XTO Energy, Inc.	6,100	287,798
Yahoo!, Inc. (I)	11,400	188,442

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
York Water Company	200	$2,750
Young Innovations, Inc.	100	2,816
Yum! Brands, Inc.	3,100	118,823
Zale Corp. (I)	300	822
Zebra Technologies Corp., Class A (I)	900	26,640
Zenith National Insurance Corp.	600	22,992
Zep, Inc.	400	8,752
Zimmer Holdings, Inc. (I)	1,800	106,560
Zions Bancorporation (L)	1,044	22,780
Zoll Medical Corp. (I)	300	7,908
Zoltek Companies, Inc. (I)	800	7,712
Zoran Corp. (I)	700	7,532
Zumiez, Inc. (I)	300	6,147
Zymogenetics, Inc. (I)	1,200	6,876

		113,822,452
Virgin Islands (BR) - 0.01%
UTI Worldwide, Inc. (I)	1,600	24,512

TOTAL COMMON STOCKS (Cost $159,525,970)		$201,468,513

PREFERRED STOCKS - 0.18%
Brazil - 0.15%
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar	4	133
Companhia de Bebidas das Americas, ADR	600	54,996
Companhia de Ferro Ligas Da Bahia	300	2,129
Companhia de Transmissao de Energia
Eletrica Paulista	200	5,269
Companhia Energetica de Sao Paulo	1,400	19,272
Companhia Paranaense de Energia	500	10,237
Confab Industrial SA	673	1,790
Contax Participacoes SA (I)	400	5,533
Eletropaulo Metropolitana SA	800	17,540
Fertilizantes Fosfatados SA (I)	1,100	10,509
Itau Unibanco Holding SA	4,869	106,779
Klabin SA	6,500	19,993
Lojas Americanas SA	3,200	23,842
Net Servicos de Comunicacao SA (I)	1,518	19,889
Suzano Papel e Celulose SA	2,200	30,062
Tam SA	1,300	22,223
Tele Norte Leste Participacoes SA	700	12,403
Universo Online SA	500	2,924
Usinas Siderurgicas de Minas Gerais SA	1,700	58,236
Vivo Participacoes SA	203	5,513

		429,272
Germany - 0.03%
Fresenius SE	589	44,477
Porsche Automobil Holding SE	589	35,958

		80,435

TOTAL PREFERRED STOCKS (Cost $349,849)		$509,707

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.35%
U.S. Treasury Bonds - 5.57%
7.500%, 11/15/2024	950,000	1,275,821
8.875%, 08/15/2017	825,000	1,126,448
10.625%, 08/15/2015	3,985,000	5,575,577
11.250%, 02/15/2015	5,800,000	8,141,750

		16,119,596
U.S. Treasury Notes - 4.28%
2.000%, 11/30/2013	1,700,000	1,702,922
2.750%, 02/15/2019	1,200,000	1,113,844

128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.250%, 08/15/2014 to 11/15/2014		$6,700,000	$7,264,399
4.750%, 05/31/2012		2,150,000	2,317,466

			12,398,631
Federal Home Loan Mortgage Corp. - 1.23%
4.875%, 11/15/2013		650,000	713,322
2.500%, 04/23/2014		700,000	705,709
3.750%, 03/27/2019		600,000	585,320
5.125%, 07/15/2012		875,000	949,047
5.500%, 08/20/2012		550,000	602,459

			3,555,857
Federal National Mortgage Association - 0.84%
2.500%, 05/15/2014		900,000	905,119
4.875%, 05/18/2012		610,000	655,976
5.375%, 11/15/2011		820,000	878,218

			2,439,313
Federal Farm Credit Bank - 4.37%
3.000%, 09/22/2014		500,000	507,522
4.875%, 12/16/2015 to 01/17/2017		7,000,000	7,629,349
5.125%, 08/25/2016		3,000,000	3,324,825
5.250%, 03/06/2023		1,135,000	1,204,775

			12,666,471
Federal Home Loan Bank - 10.48%
2.875%, 06/12/2015		800,000	794,694
3.375%, 06/24/2011		465,000	479,165
3.625%, 07/01/2011 to 10/18/2013		2,170,000	2,271,287
4.500%, 11/15/2012		700,000	752,298
4.750%, 09/11/2015 to 12/16/2016		4,000,000	4,285,080
4.875%, 11/18/2011 to 05/17/2017		2,790,000	3,001,952
5.000%, 12/21/2015 to 11/17/2017		3,300,000	3,609,056
5.250%, 06/18/2014		1,130,000	1,256,468
5.365%, 09/09/2024		600,000	635,209
5.375%, 08/19/2011 to 05/15/2019		6,750,000	7,469,441
5.500%, 08/13/2014		3,300,000	3,713,602
5.625%, 06/11/2021		905,000	997,073
5.750%, 05/15/2012		1,000,000	1,094,111

			30,359,436
Tennessee Valley Authority - 2.58%
4.375%, 06/15/2015		3,400,000	3,616,345
4.500%, 04/01/2018		700,000	722,127
5.500%, 07/18/2017		750,000	835,457
6.250%, 12/15/2017		1,986,000	2,291,580

			7,465,509

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $83,941,766)			$85,004,813

CORPORATE BONDS - 0.00%
India - 0.00%
Britannia Industries, Ltd.
8.250%, 03/22/2013	INR	33,150	303

TOTAL CORPORATE BONDS (Cost $293)			$303

WARRANTS - 0.00%
Australia - 0.00%
Beach Petroleum, Ltd. (Expiration Date:
06/30/2010, Strike Price: AUD 2.00) (I)		566	2
Hong Kong - 0.00%
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike
Price: HKD 1.80) (I)		7,200	161

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Malaysia - 0.00%
Media Prima BHD (Expiration Date:
12/31/2014, Strike Price: MYR 1.80) (I)	402	$78

TOTAL WARRANTS (Cost $12)		$241

RIGHTS - 0.00%
Germany - 0.00%
Volkswagen AG (Expiration Date:
04/09/2010, Strike Price: EUR 65.00) (I)	295	195
India - 0.00%
Adani Enterprises, Ltd. (Expiration Date:
04/15/2010, Stirke Price: INR 475.00) (I)	47	0
Korea - 0.00%
Huchems Fine Chemical Corp. (Expiration
Date: 5/7/2010, Strike
Price: KRW 21,000) (I)	23	119
Poland - 0.00%
Asseco Poland SA (Expiration Date:
05/05/2010, Strike Price: PLN 54.00) (I)	630	0
South Africa - 0.00%
Metorex, Ltd. (Expiration Date: 4/9/2010,
Strike Price: ZAR 360.00) (I)	568	20
Spain - 0.00%
Banco Pastor SA (Expiration Date:
04/15/2010, Strike Price: EUR 45.00) (I)	1,971	256

TOTAL RIGHTS (Cost $381)		$590

SHORT-TERM INVESTMENTS - 2.08%
United States - 2.08%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$452,683	4,530,811
State Street Institutional Liquid
Reserves Fund, 0.1186%	1,485,223	1,485,223

		6,016,034

TOTAL SHORT-TERM INVESTMENTS (Cost $6,016,493)		$6,016,034

Total Investments (Disciplined Diversification Trust)
(Cost $249,834,764) - 101.18%		$293,000,201
Other assets and liabilities, net - (1.18%)		(3,404,097)

TOTAL NET ASSETS - 100.00%		$289,596,104

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.12%
Bermuda - 0.02%
Central European Media Enterprises, Ltd. (I)	7,000	$204,761
Brazil - 7.93%
Acucar Guarani SA (I)	152,600	399,876
Banco ABC Brasil SA	96,300	734,833
Banco Alfa de Investimento SA	35,300	155,821
Bematech SA (I)	57,400	293,076
BM&F BOVESPA SA	2,279,200	15,430,914
BR Malls Participacoes SA (I)	192,150	2,269,042
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	791,600	516,353
Braskem SA (L)	140,643	2,035,104
BRF - Brasil Foods SA (L)	5,244	288,105

129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Brookfield Incorporacoes SA	321,400	$1,438,605
Camargo Correa Desenvolvimento
Imobiliario SA	67,700	209,379
Cia Providencia Industria e Comercio SA	46,200	189,128
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	11,800	793,314
Cosan SA Industria e Comercio (I)	183,800	2,240,720
Cremer SA	3,918	37,564
Empresa Brasileira de Aeronautica
SA, ADR (L)	248,049	5,943,254
Eternit SA	1,693	7,711
Even Construtora e Incorporadora SA	183,600	681,396
Ez Tec Empreendimentos e Participacoes SA	77,000	352,883
Fertilizantes Heringer SA (I)	23,900	136,276
Fibria Celulose SA, SADR (I)(L)	109,698	2,400,192
Gafisa SA	362,800	2,507,275
Gafisa Sagafisa SA, ADR	3,400	46,716
General Shopping Brasil SA (I)	24,800	121,186
Gerdau SA	224,200	2,773,582
Gerdau SA, SADR (L)	1,115,434	18,181,574
Grendene SA	194,700	996,300
Guararapes Confeccoes SA	12,300	439,199
Helbor Empreendimentos SA	38,600	264,590
IdeiasNet SA (I)	139,600	313,214
Iguatemi Empresa de Shopping Centers SA	48,000	808,390
Industrias Romi SA	111,700	785,138
Inpar SA (I)	201,600	361,630
JHSF Participacoes SA	128,400	235,378
Kroton Educacional SA	9,200	85,877
Log-in Logistica Intermodal SA (I)	117,800	545,827
Magnesita Refratarios SA (I)	94,006	753,274
Marfrig Frigorificos e Comercio de
Alimentos SA	158,547	1,813,392
Medial Saude SA (I)	61,500	518,739
Metalfrio Solutions SA	26,400	160,328
Minerva SA (I)	33,800	144,449
MPX Energia SA	68,000	910,057
Multiplan Empreendimentos Imobiliarios SA	83,735	1,387,147
Paranapanema SA (I)	210,000	791,183
Plascar Participacoes Industriais SA (I)	98,200	187,195
Porto Seguro SA	102,224	1,034,685
Profarma Distribuidora de Produtos
Farmaceuticos SA (I)	5,100	53,342
Rodobens Negocios Imobiliarios SA (I)	50,000	351,449
Santos Brasil Participacoes SA	11,343	111,622
Sao Carlos Empreendimentos e
Participacoes SA	27,805	260,640
Sao Martinho SA	82,800	758,463
SLC Agricola SA	40,800	333,586
Springs Global Participacoes SA (I)	6,233	19,943
Sul America SA	70,500	1,912,798
Tecnisa SA	10,200	54,775
Tpi - Triunfo Participacoes E Investimentos SA	2,410	7,589
TRISUL SA	34,000	127,140
Ultrapar Participacoes SA	5,380	258,661
Ultrapar Participacoes SA, ADR	66,484	3,219,820
Usinas Siderurgicas de Minas Gerais SA	168,900	5,920,784

		86,110,483
Chile - 3.01%
Banco de Credito e Inversiones	45,084	1,744,079
Cementos Bio-Bio SA	50,384	146,423
Cia General de Electricidad	19,916	125,246
Companhia Sudamericana de Vapores SA (I)	1,202,252	966,842
CorpBanca SA	49,758,528	417,223

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
CorpBanca SA, SADR (L)	10,912	$469,216
Cristalerias de Chile SA	66,213	821,432
Empresas CMPC SA	237,208	10,053,370
Empresas Copec SA	403,465	6,035,636
Enersis SA, SADR (L)	447,410	8,943,726
GASCO SA	133,347	749,640
Industrias Forestales SA	1,557,243	400,625
Madeco SA (I)	10,044,300	599,117
Masisa SA	7,443,625	1,106,437
Vina San Pedro Tarapaca SA	19,029,176	151,943

		32,730,955
China - 3.92%
Angang Steel Company, Ltd., (Class H)	1,318,000	2,405,874
Anton Oilfield Services Group	1,026,000	97,610
Bank of China, Ltd. (Class H)	4,528,864	2,403,408
Bank of Communications
Company, Ltd., Class H	80,792	96,145
Baoye Group Company, Ltd.	376,000	272,574
Beijing Capital International Airport
Company, Ltd., Class H (I)	2,612,000	1,551,469
Beijing Capital Land, Ltd.	1,272,000	498,389
Beijing North Star Company (I)(L)	866,000	266,224
Bosideng International Holdings, Ltd.	3,158,000	709,289
BYD Electronic International
Company, Ltd. (I)	947,500	776,153
Catic Shenzhen Holdings, Ltd. (I)	122,000	45,609
China Aoyuan Property Group, Ltd. (I)	1,136,000	197,066
China Citic Bank Corp, Ltd.	5,169,000	3,886,336
China Communications
Construction Company, Ltd.	981,555	925,889
China Communications Services
Corp., Ltd., Class H (I)	1,118,000	563,468
China Construction Bank Corp.	868,000	708,400
China Huiyuan Juice Group, Ltd.	1,300,000	927,811
China Nickel Resources Holding
Company, Ltd. (I)	10,000	2,043
China Railway Construction Corp.	508,665	624,731
China Rare Earth Holdings, Ltd. (I)	1,000,000	242,029
China Shipping Container Lines
Company, Ltd. (I)	4,448,150	1,770,378
China Shipping Development Company, Ltd.	920,000	1,497,619
Chongqing Iron & Steel Company, Ltd.	854,000	267,916
Country Garden Holdings Company	4,281,000	1,524,286
DaChan Food Asia, Ltd.	612,000	154,282
Dalian Port PDA Company, Ltd.	1,112,000	520,746
First Tractor Company	204,000	156,037
Great Wall Motor Company, Ltd. (L)	599,500	1,258,865
Great Wall Technology Company, Ltd.	142,000	60,963
Greentown China Holdings, Ltd.	770,500	1,081,958
Guangshen Railway Company, Ltd. (L)	35,688	715,188
Guangzhou Pharmaceutical Company, Ltd.	382,000	383,336
Hainan Meilan International
Airport Company, Ltd.	213,000	272,554
Haitian International Holdings, Ltd.	566,000	409,364
Hidili Industry International
Development, Ltd. (I)	1,278,000	1,379,513
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,234,000	905,317
Industrial & Commercial Bank of China, Ltd.	802,000	611,230
KWG Property Holding, Ltd.	1,023,013	735,588
Lingbao Gold Company, Ltd. (I)	450,000	160,374
Maanshan Iron & Steel Company, Ltd. (I)	1,866,000	1,073,858
NetDragon Websoft, Inc.	185,500	106,928
New World Department Store China	660,000	632,404
Qingling Motors Company, Ltd.	1,422,000	387,383

130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Qunxing Paper Holdings Company, Ltd.	413,000	$160,685
Semiconductor Manufacturing International
Corp., SADR (I)	140,377	895,605
Semiconductor Manufacturing
International Corp. (I)	15,570,000	2,000,446
Shanghai Forte Land Company	1,550,595	483,452
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	273,266
Shanghai Prime Machinery Company, Ltd.	962,000	198,032
Shui On Land, Ltd.	2,819,850	1,434,977
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	690,000	331,755
SinoCom Software Group, Ltd.	160,000	24,736
Sinotrans, Ltd., Class H	2,019,000	557,303
SPG Land Holdings, Ltd.	345,000	219,695
Travelsky Technology, Ltd.	848,000	708,304
Weiqiao Textile Company	603,000	476,142
Wuyi International
Pharmaceutical Company, Ltd.	645,000	64,914
Xiamen International Port Company, Ltd.	1,372,000	256,313
Xingda International Holdings, Ltd.	877,000	484,800
Xinjiang Xinxin Mining
Industry Company, Ltd.	903,000	501,085
Zhejiang Glass Company, Ltd. (I)	162,000	53,561
Zhong An Real Estate, Ltd.	668,000	208,263

		42,599,938
Czech Republic - 0.26%
Pegas Nonwovens SA	25,000	597,760
Unipetrol AS (I)(L)	250,417	2,161,559

		2,759,319
Hong Kong - 6.70%
AMVIG Holdings, Ltd.	494,000	228,473
Beijing Enterprises Holdings, Ltd.	522,500	3,635,050
Brilliance China Automotive Holdings, Ltd. (I)	3,404,000	966,451
Chaoda Modern Agriculture Holdings, Ltd.	2,806,474	2,977,164
China Aerospace International Holdings, Ltd.	1,971,200	306,458
China Agri-Industries Holdings, Ltd.	2,031,000	2,796,885
China Everbright, Ltd.	998,000	2,652,347
China Grand Forestry Resources
Group, Ltd. (I)	6,636,000	268,633
China Green Holdings, Ltd. (L)	549,000	690,501
China Haidian Holdings, Ltd.	402,000	42,387
China Merchants Holdings
International Company, Ltd.	1,357,520	4,952,608
China Mining Resources Group, Ltd. (I)	5,960,000	218,482
China Pharmaceutical Group, Ltd.	1,356,000	838,652
China Properties Group, Ltd. (I)	724,000	217,050
China Resources Enterprises, Ltd.	1,582,000	5,834,096
China Travel International Investment
Hong Kong, Ltd.	4,356,000	1,180,628
China Unicom Hong Kong, Ltd.	69,012	769,484
Citic Pacific, Ltd.	1,984,000	4,758,546
CITIC Resources Holdings, Ltd. (I)	3,640,000	906,811
Cosco International Holdings, Ltd.	925,625	570,919
COSCO Pacific, Ltd.	1,546,000	2,338,516
Coslight Technology International Group, Ltd.	150,000	221,771
Denway Motors, Ltd.	6,760,000	3,598,814
Dynasty Fine Wines Group, Ltd.	756,000	245,440
Fosun International	2,296,500	1,832,817
Franshion Properties China, Ltd.	1,890,000	636,558
FU JI Food & Catering Services
Holdings, Ltd. (I)	380,000	0

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Global Bio-Chem Technology
Group Company, Ltd.	1,800,000	$450,480
Goldlion Holdings, Ltd.	261,000	87,642
Guangzhou Investment Company, Ltd.	5,465,577	1,460,135
GZI Transportation, Ltd.	636,739	326,240
Harbin Power Equipment Company, Ltd.	888,000	730,159
HKC Holdings, Ltd. (I)(L)	3,907,409	336,438
Hopson Development Holdings, Ltd.	790,000	1,279,311
Ju Teng International Holdings, Ltd.	778,000	752,873
Kingboard Chemical Holdings, Ltd.	236,525	1,075,099
Kingway Brewery Holdings, Ltd. (I)	578,000	124,830
Lai Fung Holdings, Ltd.	4,485,000	167,110
Minmetals Resources, Ltd. (I)	1,124,000	441,665
Minth Group, Ltd.	14	23
Nan Hai Corp., Ltd. (I)	27,150,000	314,215
Neo-China Land Group Holdings, Ltd. (I)	359,000	96,544
New World China Land, Ltd.	774,000	275,563
Poly Hong Kong Investment, Ltd.	303,500	387,056
Qin Jia Yuan Media Services Company, Ltd.	501,064	95,362
Shanghai Industrial Holdings, Ltd.	726,000	3,321,482
Shenzhen International Holdings, Ltd.	10,320,000	782,621
Shenzhen Investment, Ltd.	2,476,000	913,449
Shimao Property Holdings, Ltd., GDR	1,805,000	3,309,748
Shougang Concord International
Enterprises Company, Ltd.	3,828,000	806,166
Sino Union Petroleum & Chemical
International, Ltd. (I)	2,560,000	289,596
Sino-Ocean Land Holdings, Ltd.	4,591,624	4,047,338
Sinofert Holdings, Ltd.	2,924,000	1,746,413
Sinolink Worldwide Holdings, Ltd.	2,292,000	389,310
Sinopec Kantons Holdings, Ltd.	424,000	264,174
Sinotruk Hong Kong, Ltd.	498,000	526,077
Soho China, Ltd.	1,986,500	1,130,827
SRE Group, Ltd. (I)	2,806,000	277,478
TCL Multimedia Technology
Holdings, Ltd. (I)	947,200	983,480
Tian An China Investment, Ltd.	697,000	435,877
Tianjin Port Development Holdings, Ltd. (I)	192	58
Tomson Group, Ltd.	91,924	42,402
TPV Technology, Ltd.	1,902,000	1,276,583
Xiwang Sugar Holdings Company, Ltd.	483,717	159,122

		72,788,487
Hungary - 0.12%
Danubius Hotel and Spa PLC (I)	6,805	127,233
Egis Gyogyszergyar Nyrt.	8,714	940,457
Fotex Holding SE Company, Ltd. (I)	60,581	129,956
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. (I)	17,388	78,582

		1,276,228
India - 13.87%
Aarti Industries, Ltd.	51,087	54,232
ABG Shipyard, Ltd.	4,051	22,599
ACC, Ltd.	16,968	357,033
Aditya Birla Nuvo, Ltd.	58,170	1,174,492
Ador Welding, Ltd.	8,367	31,459
Aftek, Ltd. (I)	28,740	10,631
Alembic, Ltd.	73,121	80,569
Allahabad Bank	197,485	630,924
Alok Industries, Ltd.	686,744	338,099
Ambuja Cements, Ltd.	595,078	1,585,945
Amtek Auto, Ltd.	158,808	684,645
Andhra Bank	198,888	477,237
Apollo Hospitals Enterprise, Ltd.	23,157	377,373

131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Apollo Tyres, Ltd.	226,563	$358,944
Arvind, Ltd. (I)	104,084	78,100
Ashok Leyland, Ltd.	830,697	1,033,472
Aurobindo Pharma, Ltd.	55,835	1,195,269
Avaya Global Connect, Ltd.	5,668	29,408
Axis Bank, Ltd.	255,466	6,655,200
Bajaj Auto Finance, Ltd.	13,322	94,125
Bajaj Finserv, Ltd.	23,398	175,835
Bajaj Hindusthan, Ltd.	134,494	406,711
Bajaj Holdings and Investment, Ltd.	49,562	660,316
Balaji Telefilms, Ltd.	15,413	17,464
Ballarpur Industries, Ltd.	403,880	232,108
Balmer Lawrie & Company, Ltd.	5,100	68,294
Balrampur Chini Mills, Ltd.	287,476	587,628
Bank of Maharashtra	152,501	169,583
Bank of Rajasthan	49,239	59,573
BEML, Ltd.	19,043	445,575
Bharat Forge, Ltd.	100,314	570,467
Bhushan Steel, Ltd.	23,491	877,281
Biocon, Ltd.	75,936	482,768
Birla Corp., Ltd.	43,321	380,755
Bombay Burmah Trading Co., Ltd.	3,000	23,405
Cairn India, Ltd. (I)	437,248	2,964,518
Century Textile & Industries, Ltd.	44,409	504,147
Chambal Fertilizers & Chemicals, Ltd.	196,299	268,232
Cholamandalam DBS Finance, Ltd. (I)	16,563	34,560
City Union Bank, Ltd.	162,675	103,846
Clariant Chemicals India, Ltd.	1,800	22,182
Coromandel Fertilisers, Ltd.	28,000	195,890
Cranes Software International, Ltd.	13,600	4,909
Dalmia Cement Bharat, Ltd.	12,925	72,115
DCM Shriram Consolidated, Ltd.	39,804	47,052
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	25,890	65,531
DLF, Ltd.	142,244	975,225
Edelweiss Capital, Ltd.	30,455	298,943
EID Parry India, Ltd.	57,429	434,621
Elder Pharmaceuticals, Ltd.	7,799	62,540
Electrosteel Castings, Ltd.	80,000	94,242
Escorts, Ltd.	17,876	59,270
Essel Propack, Ltd.	34,800	33,119
Eveready Industries India, Ltd. (I)	12,000	15,809
FAG Bearings India, Ltd.	990	11,580
FDC, Ltd.	28,000	50,345
Federal Bank, Ltd.	198,437	1,175,873
Financial Technologies India, Ltd.	19,758	692,966
Finolex Cables, Ltd.	54,200	62,044
Finolex Industries, Ltd.	36,402	52,612
Fortis Healthcare, Ltd. (I)	86,920	354,950
Gammon India, Ltd.	85,633	445,247
Geodesic, Ltd.	106,859	265,843
Gitanjali Gems, Ltd.	67,918	177,987
Godfrey Philips India, Ltd.	860	38,298
Godrej Industries, Ltd.	87,653	273,343
Graphite India, Ltd.	75,117	147,810
Grasim Industries, Ltd.	43,248	2,715,046
Great Eastern Shipping Company, Ltd.	96,416	628,515
Great Offshore, Ltd.	35,848	327,487
Gujarat Alkalies & Chemicals, Ltd.	21,556	60,431
Gujarat Ambuja Exports, Ltd.	77,000	29,305
Gujarat Flourochemicals, Ltd.	5,500	17,210
Gujarat Narmada Valley
Fertilizers Company, Ltd.	76,886	192,353
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	115,693
HCL Infosystems, Ltd.	126,394	378,956

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
HCL Technologies, Ltd.	273,215	$2,200,510
HEG, Ltd.	20,234	151,575
Hexaware Technologies, Ltd.	216,925	330,180
Himatsingka Seide, Ltd. (I)	28,000	25,364
Hindalco Industries, Ltd.	1,211,900	4,895,596
Hinduja TMT, Ltd.	5,620	39,752
Hindustan Construction Company, Ltd.	170,483	508,323
Hotel Leela Venture, Ltd.	112,448	122,632
Housing Development &
Infrastructure, Ltd. (I)	105,024	669,845
ICICI Bank, Ltd., SADR	560,545	23,935,272
ICSA India, Ltd.	41,569	117,267
India Cements, Ltd.	280,001	817,440
India Glycols, Ltd.	11,700	30,977
India Infoline, Ltd.	261,474	666,003
Indiabulls Financial Services, Ltd.	240,661	567,619
Indiabulls Real Estate, Ltd. (I)	315,338	1,067,815
Indian Hotels Company, Ltd.	477,563	1,081,718
Indian Overseas Bank	234,477	480,503
IndusInd Bank, Ltd.	226,241	864,473
Industrial Development Bank of India, Ltd.	381,710	976,696
Infomedia 18, Ltd. (I)	11,000	7,118
Infrastructure Development
Finance Company, Ltd.	1,022,730	3,669,492
Ingersoll-Rand India, Ltd.	18,989	145,763
IVRCL Infrastructures & Projects, Ltd.	415,234	1,533,271
Jammu & Kashmir Bank, Ltd.	46,301	702,122
JB Chemicals & Pharmaceuticals, Ltd.	20,800	33,284
JBF Industries, Ltd.	16,838	44,070
Jet Airways India, Ltd. (I)	27,783	295,956
Jindal Saw, Ltd.	187,940	885,967
Jindal Stainless, Ltd. (I)	44,041	105,962
JK Tyre & Industries, Ltd.	6,013	26,142
JSW Steel, Ltd.	143,779	3,953,751
Jubilant Organosys, Ltd.	73,378	559,109
Kalpataru Power Transmission, Ltd.	9,514	218,946
Karnataka Bank, Ltd.	128,844	344,507
Karur Vysya Bank, Ltd.	15,800	161,923
Kesoram Industries, Ltd.	26,673	224,626
Kotak Mahindra Bank, Ltd.	127,846	2,121,397
KS Oils, Ltd.	62,402	94,738
Lakshmi Machine Works, Ltd.	2,097	84,545
Lanxess ABS, Ltd.	4,800	28,408
LIC Housing Finance, Ltd.	79,100	1,540,654
Madras Cements, Ltd.	36,000	99,073
Maharashtra Seamless, Ltd.	50,339	392,846
Mahindra & Mahindra, Ltd.	432,206	5,280,297
Mahindra Lifespace Developers, Ltd.	10,600	90,245
Mangalam Cement, Ltd.	14,461	56,063
Mastek, Ltd.	18,261	135,112
MAX India, Ltd. (I)	66,130	304,401
McLeod Russel India, Ltd.	88,970	531,803
Mercator Lines, Ltd.	163,169	202,527
Merck, Ltd.	5,500	76,594
Monnet Ispat & Energy, Ltd.	29,947	283,064
Moser Baer India, Ltd.	130,000	211,741
MRF, Ltd.	920	138,776
Mukand, Ltd. (I)	22,832	33,661
Nagarjuna Construction Company, Ltd.	279,057	1,010,184
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	125,682	85,822
Nahar Spinning Mills, Ltd.	6,600	11,254
National Organic Chemical Industries, Ltd.	80,240	39,958
NIIT Technologies, Ltd.	19,088	72,038
Nirma, Ltd.	27,700	112,195
Oracle Financial Services Software, Ltd. (I)	20,606	1,048,823

132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Orchid Chemicals & Pharmaceuticals, Ltd.	62,788	$215,459
Orient Paper & Industries, Ltd.	51,770	58,775
Oriental Bank of Commerce	101,465	725,645
Panacea Biotec, Ltd. (I)	19,983	97,112
Pantaloon Retail India, Ltd.	37,347	332,826
Patni Computer Systems, Ltd.	122,526	1,463,171
Patni Computer Systems, Ltd., ADR	3,538	84,134
Petronet LNG, Ltd.	458,012	776,165
Polaris Software Lab, Ltd.	26,963	98,468
Polyplex Corp., Ltd.	1,700	7,334
PSL, Ltd.	10,200	31,072
PTC India, Ltd.	233,522	578,359
Punj Lloyd, Ltd.	165,098	653,296
Raymond, Ltd. (I)	13,115	69,845
REI Six Ten Retail, Ltd.	7,735	13,204
Reliance Capital, Ltd.	71,378	1,202,415
Reliance Communications, Ltd.	953,225	3,652,347
Reliance Industries, Ltd.	8,200	196,348
Reliance Industries, Ltd., GDR (S)	243,166	11,737,303
Reliance Power, Ltd. (I)	30,000	99,824
Rolta India, Ltd.	147,175	586,991
RPG Itochu Finance, Ltd. (I)	536	3,118
Ruchi Soya Industries, Ltd.	180,975	390,177
SEAMEC, Ltd. (I)	10,845	45,861
Sicagen India, Ltd. (I)	6,851	2,686
Sical Logistics, Ltd. (I)	6,851	12,097
Sonata Software, Ltd.	29,000	36,512
South Indian Bank, Ltd.	140,505	557,354
SREI Infrastructure Finance, Ltd.	163,173	278,121
SRF, Ltd.	24,910	109,738
Sterlite Industries India, Ltd. (L)	414,337	7,710,812
Strides Arcolab, Ltd. (I)	8,709	65,288
Sundram Fasteners, Ltd.	17,700	20,272
Supreme Industries, Ltd.	7,790	80,045
Suzlon Energy, Ltd. (I)	610,254	979,087
Syndicate Bank, Ltd.	227,419	436,542
Tata Chemicals, Ltd.	96,921	710,429
Tata Investment Corp., Ltd.	6,431	70,370
Tata Motors, Ltd.	175,050	2,941,759
Tata Steel, Ltd.	280,677	3,953,861
Tata Tea, Ltd.	46,775	1,012,903
Teledata Marine Solutions Pte, Ltd. (I)	23,474	17,908
Teledata Technology Solutions (I)	23,474	1,957
Trent, Ltd.	4,173	75,120
Triveni Engineering & Industries, Ltd.	46,377	141,299
Tube Investments of India, Ltd.	75,410	126,565
TVS Motor Company, Ltd.	51,986	94,645
Unichem Laboratories, Ltd.	9,000	86,712
Union Bank of India, Ltd.	169,587	1,106,999
United Phosphorus, Ltd.	229,410	758,018
Usha Martin, Ltd.	154,885	353,734
Varun Shipping Company, Ltd.	66,246	72,191
Videocon Industries, Ltd.	123,532	624,188
Welspun-Gujarat Stahl, Ltd.	136,145	830,061
Wockhardt, Ltd. (I)	18,700	57,687
Yes Bank, Ltd. (I)	130,491	739,115
Zee Entertainment Enterprises, Ltd.	323,157	1,932,846
Zuari Industries, Ltd.	9,200	126,030

		150,688,152
Indonesia - 2.20%
Astra Graphia Tbk PT	606,000	24,626
Bakrie & Brothers Tbk PT (I)	74,649,489	599,125
Bakrieland Development Tbk PT (I)	42,983,500	1,134,253
Bank Negara Indonesia Persero Tbk PT	340,000	85,031

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bank Pan Indonesia Tbk PT (I)	2,767,500	$301,102
Berlian Laju Tanker Tbk PT	5,644,833	390,070
Bhakti Investama Tbk PT (I)	3,630,500	318,150
Budi Acid Jaya Tbk PT	1,493,000	39,322
Central Proteinaprima Tbk PT (I)	16,930,000	93,028
Charoen Pokphand Indonesia Tbk PT (I)	2,559,000	785,840
Ciputra Development Tbk PT (I)	8,450,000	796,503
Ciputra Surya Tbk PT (I)	896,000	70,921
Davomas Abadi Tbk PT (I)	2,465,000	13,545
Energi Mega Persada Tbk PT (I)	13,013,862	210,234
Global Mediacom Tbk PT	1,928,000	83,472
Gudang Garam Tbk PT	1,154,000	3,140,067
Indofood Sukses Makmur Tbk PT	7,944,000	3,297,164
International Nickel Indonesia Tbk PT	3,878,500	2,009,186
Kawasan Industri Jababeka Tbk PT (I)	13,481,500	158,573
Matahari Putra Prima Tbk PT (I)	2,266,500	308,960
Medco Energi Internasional Tbk PT	3,388,500	968,555
Mitra Adiperkasa Tbk PT (I)	837,000	64,395
Panin Insurance Tbk PT (I)	1,544,000	44,920
Panin Life Tbk PT (I)	24,214,000	489,787
Polychem Indonesia Tbk PT (I)	1,954,500	33,516
PT Bumi Resources	29,827,570	7,365,316
Ramayana Lestari Sentosa Tbk PT	1,085,500	104,739
Samudera Indonesia Tbk PT	58,500	20,412
Summarecon Agung Tbk PT	3,695,000	335,962
Suryainti Permata Tbk PT (I)	1,446,000	14,143
Trias Sentosa Tbk PT	2,019,500	46,694
Trimegah Securities Tbk PT	1,540,500	24,209
Truba Alam Manunggal Engineering PT (I)	11,991,500	148,990
Tunas Ridean Tbk PT	1,481,000	349,946

		23,870,756
Israel - 2.88%
Alvarion, Ltd. (I)	167,565	664,114
AudioCodes, Ltd. (I)	21,648	85,749
Bank Hapoalim, Ltd. (I)	2,396,545	10,659,018
Bank Leumi Le-Israel, Ltd. (I)	2,500,827	11,759,231
Delta Galil Industries, Ltd. (I)	3,488	29,161
Discount Investment Corp.	21,660	602,585
Electra Israel, Ltd. (I)	2,514	295,516
Electra Real Estate, Ltd. (I)	10,810	98,979
Elron Electronic Industries, Ltd. (I)	22,510	183,199
First International Bank of Israel, Ltd. (I)	109,804	412,941
First International Bank of Israel, Ltd. (I)	43,864	824,650
Formula Systems, Ltd.	8,342	131,244
Formula Systems, Ltd., ADR	3,500	55,335
Koor Industries, Ltd.	5,490	152,238
Mivtach Shamir Holdings, Ltd. (I)	9,357	289,388
Mizrahi Tefahot Bank, Ltd. (I)	313,552	2,960,748
Oil Refineries, Ltd.	2,312,364	1,344,757
Orbotech, Ltd. (I)	15,238	165,028
RADVision, Ltd. (I)	3,092	21,421
Retalix, Ltd. (I)	29,214	418,294
Union Bank of Israel, Ltd. (I)	30,741	159,922

		31,313,518
Malaysia - 4.13%
Affin Holdings BHD	967,300	860,070
Al Aqar KPJ	34,983	11,155
Alliance Financial Group BHD	1,709,300	1,511,092
AMDB BHD (I)	110,000	14,196
AMMB Holdings BHD	3,756,162	5,758,345
Ann Joo Resources BHD	313,600	263,026
Asas Dunia BHD (I)	24,000	5,812
Asia Pacific Land BHD (I)	282,100	25,139

133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Bandar Raya Developments BHD	1,003,400	$617,872
Berjaya Corp. BHD	1,930,300	1,034,343
Berjaya Media BHD (I)	48,200	12,475
BIMB Holdings BHD	142,900	56,089
Bolton BHD	177,100	36,958
Boustead Holdings BHD	762,860	821,612
Cahya Mata Sarawak BHD	241,600	198,177
Dijaya Corp. BHD	40,900	11,975
DNP Holdings BHD	124,000	52,089
DRB-Hicom BHD	1,194,900	424,994
Eastern & Oriental BHD (I)	337,900	101,030
Eastern Pacific Industrial Corp. BHD	155,600	76,242
ECM Libra Financial Group BHD	516,600	106,748
EON Capital BHD	454,300	979,255
Esso Malaysia BHD	92,100	73,998
General Corp. BHD	222,500	91,554
Globetronics Technology BHD	190,440	81,393
Glomac BHD	231,300	103,301
Goldis BHD (I)	244,800	94,454
Hap Seng Consolidated BHD	517,900	419,124
Hap Seng Plantations Holdings BHD	630,400	479,483
Hong Leong Credit BHD	309,800	802,582
Hong Leong Industries BHD	25,000	35,711
Hunza Properties BHD	113,800	42,571
Hwang-DBS Malaysia BHD (I)	105,200	58,756
IGB Corp. BHD	1,982,300	1,147,033
IJM Corp. BHD	2,301,180	3,440,199
IJM Land BHD (I)	443,300	317,364
Insas BHD (I)	485,264	86,301
Integrated Logistics BHD	155,100	48,980
Jaks Resources BHD (I)	246,000	61,487
Jaya Tiasa Holdings BHD (I)	63,945	74,139
K&N Kenanga Holdings BHD (I)	323,600	89,159
Karambunai Corp. BHD (I)	1,978,300	39,472
Keck Seng BHD	148,200	258,968
Kian Joo Can Factory BHD	517,600	198,445
Kim Loong Resources BHD	29,400	19,451
Kinsteel BHD	561,400	172,435
KLCC Property Holdings BHD	940,100	965,296
KPJ Healthcare BHD	380,250	339,928
KSL Holdings BHD	267,333	121,313
KUB Malaysia BHD	534,400	84,388
Kulim Malaysia BHD	428,600	933,316
Kumpulan Hartanah Selangor BHD (I)	410,800	56,690
Kwantas Corp. BHD	56,000	31,073
Land & General BHD (I)	163,200	24,027
Landmarks BHD (I)	638,300	248,535
LBS Bina Group BHD (I)	210,000	40,136
Leader Universal Holdings BHD	639,800	192,256
Lion Corp. BHD (I)	549,100	55,732
Lion Industries Corp. BHD	1,119,300	595,755
MAA Holdings BHD (I)	133,400	29,257
Malaysia Airports Holdings	180,200	266,549
Malaysia Building Society BHD	230,000	74,045
MBM Resources BHD	60,500	50,379
MEASAT Global BHD (I)	63,200	62,592
Mega First Corp. BHD	163,700	78,885
MK Land Holdings BHD (I)	632,500	66,908
MMC Corp. BHD	1,801,500	1,349,358
MNRB Holdings BHD (I)	10,000	9,320
MTD ACPI Engineering BHD	141,900	20,942
Muhibbah Engineering M BHD	852,300	263,259
Mulpha International BHD (I)	3,015,400	430,218
Naim Holdings BHD	198,100	210,173
Nylex Malaysia BHD (I)	78,995	17,774

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Oriental Holdings BHD	467,600	$880,306
OSK Holdings BHD	1,175,750	496,394
OSK Property Holdings BHD	82,291	14,644
OSK Ventures International BHD (I)	168,652	30,533
Panasonic Manufacturing Malaysia BHD	48,200	215,635
PBA Holdings BHD	32,000	8,577
PJ Development Holdings BHD	480,100	120,114
PPB Group BHD	1,017,600	5,608,181
Protasco BHD	172,400	55,063
Proton Holdings BHD (I)	845,800	1,220,117
Ranhill BHD	372,100	89,727
RHB Capital BHD	739,900	1,279,452
Scientex, Inc. BHD	51,000	22,793
Scomi Group BHD	2,101,000	248,041
Selangor Dredging BHD	326,900	54,688
Selangor Properties BHD	105,000	111,384
Shangri-La Hotels BHD	101,900	58,552
Shell Refining Company Federation of
Malaya BHD	161,700	532,221
SHL Consolidated BHD	172,300	59,159
Southern Steel BHD	132,100	101,021
Sunrise BHD	563,200	362,651
Sunway City BHD	519,500	526,812
Sunway Holdings, Inc. BHD (I)	449,000	205,131
Suria Capital Holdings BHD	286,100	136,851
Symphony House BHD	74,426	5,828
Ta Ann Holdings BHD	320,000	576,777
TA Enterprise BHD	2,056,500	435,113
TA Global BHD (I)	1,233,900	168,049
TAN Chong Motor Holdings BHD	896,000	1,027,195
TDM BHD	160,500	91,569
Tebrau Teguh BHD (I)	316,000	66,709
Time.com BHD (I)	2,591,300	385,394
Titan Chemicals Corp. (I)	684,900	258,312
Tradewinds Corp. BHD	803,800	148,112
Tradewinds Malaysia BHD	57,000	55,568
Unisem (M) BHD	763,600	625,936
United Malacca BHD	65,200	159,157
VS Industry BHD	166,770	65,427
WTK Holdings BHD	368,500	153,891
YNH Property BHD (I)	658,598	315,403
Zelan BHD (I)	227,600	38,658

		44,848,303
Mexico - 5.65%
Alfa SA de CV	528,700	4,165,029
Alsea SAB de CV	426,850	464,352
Axtel SAB de CV (I)	982,700	754,288
Bolsa Mexicana de Valores SA de CV (I)	252,500	400,283
Carso Infraestructura y Construccion SA
de CV (I)	157,200	108,710
Cemex SAB de CV, SADR (I)(L)	1,420,260	14,500,855
Coca-Cola Femsa SAB de CV (I)(L)	32,500	2,159,625
Consorcio ARA SA de CV (I)	1,292,400	870,747
Corp. GEO SA de CV (I)	793,874	2,407,868
Desarrolladora Homex SA de CV (I)	9,800	277,144
Embotelladoras Arca SA de CV	576,266	1,986,489
Empresas ICA SA de CV (I)(L)	180,011	1,830,712
Empresas ICA Sociedad Controladora SA
de CV (I)	46,900	120,059
GMD Resorts SAB de CV (I)	68,200	19,858
Gruma SA de CV (I)	3,214	28,830
Grupo Aeroportuario del Centro Norte Sab
de CV	231,900	438,901

134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Centro Norte Sab
de CV (L)	2,111	$31,728
Grupo Aeroportuario del Pacifico SA de CV	90,101	3,335,539
Grupo Aeroportuario del Sureste SA de CV	28,700	151,883
Grupo Aeroportuario del Sureste SA
de CV (L)	35,367	1,833,779
Grupo Carso SA de CV	716,300	2,740,349
Grupo Cementos de Chihuahua SA de CV (I)	35,500	123,466
Grupo Famsa SAB de CV (I)	334,018	659,999
Grupo Financiero Banorte SA de CV	2,397,900	10,635,999
Grupo Financiero Inbursa SA de CV	226,200	786,703
Grupo Industrial Maseca SA de CV	53,900	32,696
Grupo Industrial Saltillo SA de CV (I)	94,000	75,649
Grupo Kuo SAB de CV (I)	164,000	198,836
Grupo Mexicano de Desarrollo (I)	68,200	42,474
Grupo Simec SAB de CV (I)	192,500	555,372
Industrias CH SA de CV (I)	336,700	1,346,664
Organizacion Soriana SA de CV (I)	1,951,200	5,813,949
Qualitas Compania de Seguros SA de CV	318,900	193,964
Telmex Internacional SAB de CV, ADR	20,436	394,006
Urbi Desarrollos Urbanos SA de CV (I)	831,100	1,919,151

		61,405,956
Philippines - 0.74%
Ayala Corp.	34,000	249,043
Benpres Holdings Corp. (I)	4,577,000	344,573
DMCI Holdings, Inc.	1,916,000	624,481
Empire East Land Holdings, Inc. (I)	2,990,000	27,176
Filinvest Development Corp.	730,000	31,666
Filinvest Land, Inc.	28,180,500	554,070
First Philippine Holdings Corp.	624,200	779,458
Megaworld Corp.	29,442,800	831,078
Metropolitan Bank & Trust Company	1,430,000	1,579,557
Philippine National Bank (I)	456,400	272,324
Rizal Commercial Banking Corp.	602,800	243,138
Robinsons Land Corp.	3,208,200	1,027,477
Security Bank Corp.	183,427	215,014
Union Bank of Philippines	214,600	194,513
Universal Robina Corp.	1,507,500	832,325
Vista Land & Lifescapes, Inc.	5,803,000	266,744

		8,072,637
Poland - 1.80%
Agora SA (I)	90,776	853,526
Asseco Poland SA	34,812	693,322
Bank BPH SA (I)	20,507	475,289
Bank Millennium SA (I)	803,286	1,229,318
Bioton SA (I)	4,546,178	368,257
Boryszew SA (I)	129,258	89,387
Ciech SA (I)	27,133	319,819
Comarch Sa (I)	857	32,111
Echo Investment SA (I)	534,956	824,635
Emperia Holding SA	2,613	69,805
Fabryki Mebli Forte SA	23,417	126,939
Farmacol SA (I)	10,785	166,339
Firma Oponiarska Debica SA	7,768	206,862
Grupa Kety SA (I)	17,839	714,996
Grupa Lotos SA (I)	99,148	1,028,095
Impexmetal SA	74,050	96,079
Koelner Sakoelner Sa (I)	3,500	18,994
Kopex SA (I)	61,117	485,849
Kredyt Bank SA (I)	52,005	269,476
LC Corp. SA (I)	16,416	9,462
Mostostal-Export SA (I)	22,710	13,926
Netia SA (I)	324,551	577,377

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Orbis SA (I)	50,530	$706,074
Pekaes SA	6,380	25,002
Pfleiderer Grajewo SA (I)	3,224	12,412
Pol-Aqua SA (I)	4,096	26,978
Polnord SA (I)	17,218	225,848
Polski Koncern Naftowy Orlen SA (I)	631,764	8,593,316
Stalexport Autostrady SA (I)	137,562	85,625
Sygnity SA (I)	19,139	96,862
Synthos SA (I)	1,708,170	1,045,693
Zaklady Azotowe Pulawy SA	2,589	68,963

		19,556,636
Russia - 2.82%
Gazprom OAO	749,042	17,514,137
Lukoil OAO	107,569	6,109,946
RusHydro, ADR (I)	6,900	36,432
Surgutneftegaz, SADR	701,710	6,962,763

		30,623,278
South Africa - 11.26%
ABSA Group, Ltd.	464,467	9,077,482
Adcorp Holdings, Ltd.	17,626	61,999
Aeci, Ltd.	187,782	1,672,785
Afgri, Ltd.	348,059	306,008
African Bank Investments, Ltd.	978,572	4,785,951
African Rainbow Minerals, Ltd.	6,754	177,591
Allied Electronics Corp., Ltd.	92,553	353,587
Argent Industrial, Ltd.	113,274	139,793
Aveng, Ltd.	574,379	2,966,537
Barloworld, Ltd.	398,158	2,695,786
Bell Equipment, Ltd. (I)	34,158	54,951
Caxton & CTP Publishers & Printers, Ltd.	185,300	400,367
Ceramic Industries, Ltd.	1,970	32,077
Cipla Medpro South Africa, Ltd. (I)	474,453	381,439
DataTec, Ltd.	300,156	1,345,252
Eqstra Holdings, Ltd. (I)	89,724	75,589
FirstRand, Ltd.	803,318	2,229,151
Freeworld Coatings, Ltd.	94,081	119,226
Gold Fields, Ltd.	3,784	47,781
Gold Fields, Ltd. (L)	586,000	7,395,320
Grindrod, Ltd.	849,035	1,782,327
Harmony Gold Mining Company, Ltd. (L)	643,794	6,103,167
Hudaco Industries, Ltd.	46,478	457,930
Hulamin, Ltd. (I)	72,497	109,327
Iliad Africa, Ltd.	122,270	137,630
Imperial Holdings, Ltd.	330,886	4,559,899
Investec, Ltd.	419,902	3,605,024
JD Group, Ltd.	361,840	2,208,021
Kap International Holdings, Ltd. (I)	189,283	64,968
Lewis Group, Ltd.	162,466	1,260,596
Liberty Holdings, Ltd.	168,560	1,678,610
Medi-Clinic Corp., Ltd.	389,314	1,442,966
Merafe Resources, Ltd.	2,336,491	525,858
Metair Investments, Ltd.	163,437	173,899
Metropolitan Holdings, Ltd.	1,191,761	2,763,728
Mondi, Ltd.	247,781	1,831,162
Mvelaphanda Group, Ltd. (I)	582,544	714,894
Nampak, Ltd.	951,111	2,336,596
Nedbank Group, Ltd.	395,738	7,656,767
Northam Platinum, Ltd.	257,216	1,693,880
Nu-World Holdings, Ltd.	19,436	53,368
Omnia Holdings, Ltd. (I)	62,401	538,745
Palabora Mining Company, Ltd.	23,036	386,465
Peregrine Holdings, Ltd.	86,314	141,384
PSG Group, Ltd.	96,332	341,441

135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Sanlam, Ltd.	3,633,942	$12,412,678
Sappi, Ltd., SADR (I)(L)	156,861	698,031
Simmer and Jack Mines, Ltd. (I)	1,280,897	223,388
Standard Bank Group, Ltd.	1,599,298	25,172,841
Steinhoff International Holdings, Ltd. (I)	2,289,098	6,282,677
Super Group, Ltd. (I)	1,530,546	147,168
Telkom SA, Ltd.	3,000	55,650
Tiger Wheels, Ltd. (I)	32,678	0
Trans Hex Group, Ltd. (I)	44,790	21,840
Trencor, Ltd.	87,122	359,352
Value Group, Ltd.	178,661	88,058

		122,349,007
South Korea - 12.01%
Aekyung Petrochemical Company, Ltd.	5,080	79,874
Artone Paper Manufacturing Company, Ltd. (I)	3,860	14,333
Asia Cement Company, Ltd.	3,240	148,928
Asia Paper Manufacturing Company, Ltd.	1,600	16,371
Asiana Airlines, Inc. (I)	97,780	357,561
BNG Steel Company, Ltd. (I)	1,870	15,211
Bookook Securities Company, Ltd. (I)	4,950	94,457
Boryung Pharmaceutical Company, Ltd.	1,258	37,024
Busan Bank	185,010	1,984,997
BYC Company, Ltd.	240	30,864
Byucksan Corp.	1,580	17,039
Byucksan Engineering & Construction
Company, Ltd. (I)	7,600	17,781
Chin Hung International, Inc. (I)	79,300	46,235
Choil Aluminum
Manufacturing Company, Ltd.	1,630	10,345
Chokwang Leather Company, Ltd.	2,200	16,062
Chong Kun Dang Pharm Corp.	3,120	50,747
Choongwae Pharma Corp.	5,980	95,160
Chosun Refractories Company, Ltd.	1,708	89,793
Chungho Comnet Company, Ltd.	2,270	21,955
CJ CheilJedang Corp.	1,471	292,359
CJ Corp.	16,709	994,532
D.I Corp (I)	12,000	14,517
Dae Chang Industrial Company, Ltd.	26,000	24,787
Dae Dong Industrial Company, Ltd.	1,800	38,088
Dae Han Flour Mills Company, Ltd.	1,232	142,613
Dae Won Kang Up Company, Ltd.	15,507	32,291
Daeduck Electronics Company, Ltd.	41,630	240,015
Daeduck GDS Company, Ltd.	11,450	105,664
Daegu Bank	146,510	1,960,579
Daehan Steel Company, Ltd.	9,250	101,812
Daehan Synthetic Fiber Company, Ltd.	429	26,702
Daekyo Company, Ltd.	44,550	215,675
Daelim Industrial Company, Ltd.	30,763	2,036,635
Daelim Trading Company, Ltd.	1,417	5,198
Daesang Corp. (I)	15,770	112,264
Daesung Industrial Company, Ltd.	2,021	139,044
Daewoo Engineering & Construction
Company, Ltd. (L)	162,970	1,582,978
Daewoo Motor Sales Corp. (I)	45,272	155,268
Daewoong Company, Ltd. (I)	620	10,530
Dahaam E-Tec Company, Ltd.	2,630	68,648
Daishin Securities Company, Ltd. (I)	53,530	744,524
Daiyang Metal Company, Ltd. (I)	4,090	6,112
Daou Technology, Inc.	26,120	171,124
Digital Power Communications Company, Ltd.	13,000	18,258
Dong Ah Tire & Rubber Company, Ltd.	10,970	83,219
Dong Hae Pulp Company, Ltd. (I)	14,710	105,744
Dong Wha Pharmaceutical Company, Ltd.	13,550	71,836
Dong-Il Corp.	364	16,890

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dongbang Transport Logistics Company, Ltd.	5,500	$12,730
Dongbu Corp.	12,860	79,621
Dongbu HiTek Company, Ltd. (I)	26,970	175,516
Dongbu Securities Company, Ltd. (I)	32,430	172,979
Dongbu Steel Company, Ltd.	23,705	231,223
Dongil Industries Company, Ltd.	1,340	71,467
Dongil Rubber Belt Company, Ltd.	6,676	43,616
Dongkuk Steel Mill Company, Ltd.	40,760	827,844
Dongwon F&B Company, Ltd.	870	32,542
Dongyang Engineering & Construction Corp.	1,044	14,663
Dongyang Mechatronics Corp.	24,643	147,051
Doosan Industrial Development Company, Ltd.	29,260	158,933
DPI Holdings Company, Ltd.	5,790	26,666
Engene Investment & Securities
Company, Ltd. (I)	457,300	343,246
F&F Company, Ltd.	4,900	16,153
Fursys, Inc.	4,840	119,794
Gaon Cable Company, Ltd.	2,877	73,875
GS Holdings Corp.	56,510	2,001,183
Gwangju Shinsegae Company, Ltd.	1,111	126,165
Hae In Corp.	1,756	5,414
Halla Engineering & Construction Corp.	7,250	110,432
Han Kuk Carbon Company, Ltd.	2,940	18,431
Hana Financial Group, Inc.	171,900	5,327,745
Handok Pharmaceuticals Company, Ltd.	1,000	12,852
Handsome Company, Ltd.	17,320	213,581
Hanil Cement Manufacturing Company, Ltd.	6,209	399,506
Hanil Construction Company, Ltd. (I)	3,058	11,487
Hanil E-Wha Company, Ltd.	6,200	32,358
Hanjin Heavy Industries &
Construction Company, Ltd.	8,390	190,768
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	165,967
Hanjin Shipping Company, Ltd. (I)	53,076	1,454,582
Hanjin Shipping Holdings Company, Ltd. (I)	10,233	184,694
Hanjin Transportation Company, Ltd.	11,210	358,786
Hankook Cosmetics Company, Ltd.	6,400	18,494
Hankuk Electric Glass Company, Ltd.	1,800	53,306
Hankuk Glass Industries, Inc.	1,970	40,109
Hankuk Paper Manufacturing Company, Ltd.	3,920	101,361
Hanshin Construction Company, Ltd.	3,090	36,935
Hansol Chemical Company, Ltd.	2,900	29,354
Hansol Paper Company, Inc.	40,470	368,088
Hanwha Chemical Corp.	90,236	1,099,144
Hanwha Securities Company, Ltd. (I)	46,942	334,425
Hanwha Timeworld Company, Ltd.	2,650	32,000
Hanyang Securities Company, Ltd. (I)	11,820	107,003
Heung-A Shipping Company, Ltd.	17,782	14,229
Hite Holdings Company, Ltd.	7,640	156,305
Honam Petrochemical Corp.	15,849	1,590,742
Hotel Shilla Company, Ltd.	19,080	382,394
HS R&A Company, Ltd.	2,200	17,892
Husteel Company, Ltd.	6,110	89,412
Hwa Shin Company, Ltd.	14,700	86,542
Hwacheon Machine Tool Company, Ltd.	940	32,265
HwaSung Industrial Company, Ltd. (I)	2,730	13,877
Hyosung Corp.	12,138	870,177
Hyundai Cement Company, Ltd.	6,160	72,881
Hyundai Development Company	1,430	41,746
Hyundai DSF Company, Ltd.	2,300	16,688
Hyundai Elevator Company, Ltd.	2,202	102,966
Hyundai H & S Company, Ltd.	4,000	291,185
Hyundai Hysco Company, Ltd.	35,500	598,663
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,742,424
Hyundai Motor Company, Ltd.	147,923	15,087,473

136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	$28,705
Hyundai Securities Company, Ltd. (I)	135,215	1,623,127
Hyundai Steel Company	43,970	3,334,826
Il Dong Pharmaceutical Company, Ltd. (I)	2,010	56,671
Iljin Diamond Company, Ltd. (I)	661	6,581
Iljin Holdings Company, Ltd.	24,771	64,000
Ilshin Spinning Company, Ltd.	370	23,227
Ilsung Pharmaceutical Company, Ltd.	1,895	111,331
Industrial Bank of Korea	145,460	1,901,073
Inzi Controls Company, Ltd.	6,050	15,805
IS Dongseo Company, Ltd.	9,640	70,134
ISU Chemical Company, Ltd.	7,460	85,311
Jahwa Electronics Company, Ltd.	15,120	97,975
Jeil Mutual Savings Bank	1,820	10,005
Jeil Pharmaceutical Company	13,980	116,485
Jeonbuk Bank, Ltd.	47,387	294,335
Jinheung Mutual Savings Bank Company, Ltd.	36,500	129,963
Joongang Construction Company, Ltd. (I)	1,260	3,876
KB Financial Group, Inc., ADR (L)	337,409	16,182,136
KC Tech Company, Ltd.	26,830	136,423
KCC Corp.	5,367	1,679,714
KCTC	1,530	24,600
Keangnam Enterprises, Ltd. (I)	8,628	65,924
Keyang Electric Machinery Company, Ltd.	13,000	27,147
KG Chemical Corp.	5,600	58,826
Kia Motors Corp.	211,370	4,713,014
KIC, Ltd. (I)	6,540	43,117
KISCO Corp.	3,841	134,553
KISCO Holdings Company, Ltd.	778	43,157
KISWIRE, Ltd.	4,735	171,566
Kolon Engineering &
Construction Company, Ltd.	19,480	87,067
Korea Airport Service Company, Ltd.	2,720	94,256
Korea Cast Iron Pipe Industries
Company, Ltd. (I)	5,500	22,097
Korea Circuit Company, Ltd. (I)	5,300	20,510
Korea Development Corp. (I)	3,750	14,060
Korea Development Financing Corp. (I)	930	25,895
Korea Electric Terminal Company, Ltd.	5,770	91,741
Korea Exchange Bank	263,760	3,144,348
Korea Flange Company, Ltd. (I)	4,810	45,458
Korea Green Paper Manufacturing
Company, Ltd. (I)	4,634	6,878
Korea Investment Holdings Company, Ltd. (I)	43,690	1,199,958
Korea Kumho Petrochemical
Company, Ltd. (I)	13,710	335,890
Korea Line Corp. (I)	8,086	449,728
Korea Mutual Savings Bank (I)	1,980	20,278
Korean Air Lines Company, Ltd. (I)	39,790	2,347,685
Korean Petrochemical
Industrial Company, Ltd.	2,430	98,604
KP Chemical Corp.	27,370	198,192
KPX Chemcial Company, Ltd.	933	39,001
KTB Network Corp. (I)	55,710	158,398
Kukdo Chemical Company, Ltd.	1,000	24,752
Kumho Industrial Company, Ltd. (I)	26,880	128,288
Kumho Investment Bank (I)	160,570	163,090
Kumho Tire Company, Inc. (I)	37,560	116,188
Kumkang Industrial Company, Ltd.	1,400	11,967
Kunsul Chemical Industrial Company, Ltd.	1,970	25,500
Kwang Dong Pharmaceutical Company, Ltd.	51,130	131,585
Kyeryong Construction
Industrial Company, Ltd.	6,260	112,971
Kyung Nong Corp.	9,470	33,435

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Kyungbang, Ltd. (I)	1,042	$112,896
Lee Ku Industrial Company, Ltd.	8,395	11,712
LG Display Company, Ltd., ADR (L)	152,600	2,697,968
LG Telecom, Ltd.	84,280	574,731
Lotte Chilsung Beverage Company, Ltd.	825	630,743
Lotte Confectionery Company, Ltd.	833	971,359
Lotte Midopa Company, Ltd.	2,200	20,880
Lotte Samkang Company, Ltd.	924	225,415
Lotte Shopping Company, Ltd.	10,283	2,989,706
Manho Rope & Wire, Ltd.	1,350	21,407
Meritz Investment Bank (I)	60,525	44,069
Meritz Securities Company, Ltd. (I)	186,570	194,414
Moorim Paper Company, Ltd.	5,200	38,266
Motonic Corp.	4,470	33,306
Namyang Dairy Products Company, Ltd.	531	250,625
Nexen Corp.	1,160	52,955
Nong Shim Company, Ltd.	182	36,519
Nong Shim Holdings Company, Ltd.	2,560	142,060
On*Media Corp. (I)	74,260	236,085
Pacific Corp.	3,745	438,384
Pang Rim Company, Ltd.	910	11,432
PaperCorea, Inc. (I)	2,800	17,667
Poonglim Industrial Company, Ltd. (I)	3,790	7,152
Poongsan Corp.	6,767	143,375
Poongsan Holdings Corp.	5,382	97,224
POSCP Coated & Color Steel Company, Ltd.	4,050	90,119
Pumyang Construction Company, Ltd.	1,411	7,815
Pusan City Gas Company, Ltd.	7,300	128,099
S&T Daewoo Company, Ltd. (I)	2,000	48,732
S&T Dynamics Company, Ltd.	10,410	146,327
S&T Holdings Company, Ltd.	12,830	164,299
Saehan Media Company, Ltd. (I)	4,273	16,622
Sam Kwang Glass Industrial Company, Ltd.	750	32,382
Sam Lip General Foods Company, Ltd.	2,300	18,535
Sam Young Electronics Company, Ltd.	10,510	96,054
Sam Yung Trading Company, Ltd.	4,459	17,418
Sambu Construction Company, Ltd.	5,032	90,019
Samhwa Paint Industrial Company, Ltd.	5,090	20,039
Samick Musical Instruments Company, Ltd.	8,450	8,101
Samick THK Company, Ltd.	6,800	17,163
Samsung SDI Company, Ltd.	34,482	4,323,165
Samwhan Corp.	6,280	55,242
Samyang Corp.	6,510	233,218
Samyang Genex Company, Ltd.	2,270	123,768
Samyang Tongsang Company, Ltd.	1,360	28,802
Savezone I&C Corp. (I)	16,880	33,569
Seah Besteel Corp.	12,390	179,481
SeAH Holdings Corp.	1,122	60,870
SeAH Steel Corp.	2,835	94,646
Sebang Company, Ltd.	11,820	146,616
Sejong Industrial Company, Ltd.	7,870	61,715
SGWICUS Corp. (I)	8,400	27,452
SH Chemical Company, Ltd. (I)	30,567	13,093
Shin Poong Pharmaceutical Company, Ltd.	1,870	46,537
Shinhan Engineering & Construction
Company, Ltd. (I)	6,016	43,201
Shinhan Financial Group
Company, Ltd., SADR (L)	193,907	15,415,607
Shinil Engineering Company, Ltd. (I)	3,180	10,570
Shinsegae Engineering &
Construction Company, Ltd.	700	8,582
Shinsung ENG Company, Ltd. (I)	1,950	4,486
Shinsung FA Company, Ltd.	1,950	4,590
Shinwon Corp.	3,180	4,906
Shinyoung Securities Company, Ltd. (I)	5,296	175,221

137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Silla Company, Ltd.	3,416	$37,541
Sindoh Company, Ltd.	3,959	190,695
SJM Company, Ltd.	5,800	26,455
SK Gas Company, Ltd.	2,870	107,407
SK Holdings Company, Ltd.	35,524	3,153,686
SK Networks Company, Ltd.	11,060	112,282
SKC Company, Ltd.	15,700	259,898
SL Corp. (I)	5,020	37,597
Solomon Mutual Savings Bank (I)	3,600	12,015
Ssangyong Cement Industrial
Company, Ltd. (I)	20,770	140,397
STX Pan Ocean Company, Ltd.	21,500	254,341
STX Shipbuilding Company, Ltd.	18,510	210,849
Suheung Capsule Company, Ltd.	2,800	17,906
Sung Bo Chemicals Company, Ltd.	950	25,899
Sungjee Construction Company, Ltd. (I)	1,400	3,293
Sungshin Cement Company, Ltd. (I)	15,480	99,812
Sunjin Company, Ltd. (I)	1,260	40,911
Tae Kyung Industrial Company, Ltd.	10,000	43,754
Taegu Department Store Company, Ltd. (I)	9,340	99,039
Taekwang Industrial Company, Ltd.	444	280,929
Taeyoung Engineering & Construction, Ltd.	55,620	242,162
Taihan Electric Wire Company, Ltd. (I)	27,070	406,285
Taihan Textile Company, Ltd. (I)	290	8,114
Tailim Packaging Industrial Company, Ltd.	30,000	31,270
Tec & Company (I)	35,280	8,891
Telcoware Company, Ltd.	3,800	26,406
The Basic House Company, Ltd. (I)	1,650	12,677
TS Corp.	2,616	105,210
Uangel Corp.	3,800	19,721
Unid Company, Ltd.	1,200	39,398
Union Steel Company, Ltd. (I)	8,940	170,674
Wiscom Company, Ltd.	3,760	14,280
Woongjin Holdings Company, Ltd. (I)	36,730	340,919
Woori Financial Company, Ltd.	5,310	43,707
Woori Investment & Securities
Company, Ltd. (I)	95,320	1,321,205
YESCO Company, Ltd.	1,950	42,746
Yoosung Enterprise Company, Ltd.	6,386	13,146
Youlchon Chemical Company, Ltd.	19,470	151,044
Young Poong Corp.	605	342,259
Young Poong Paper
Manufacturing Company, Ltd.	650	9,643
Youngone Corp.	18,824	149,292
Youngone Holdings Company, Ltd.	5,046	136,065
YuHwa Securities Company, Ltd. (I)	3,410	44,600

		130,485,851
Taiwan - 11.83%
Accton Technology Corp.	664,000	308,509
Achem Technology Corp.	103,000	47,367
Advanced Semiconductor Engineering, Inc.	456,582	416,498
AGV Products Corp. (I)	521,505	211,936
Ampoc Far-East Co., Ltd.	86,993	55,374
Arima Communication Corp. (I)	332,000	143,310
Arima Optoelectronics Corp. (I)	85,000	28,395
Asia Cement Corp.	526,000	513,147
Asia Polymer Corp.	229,000	209,290
Asustek Computer, Inc.	1,752,818	3,049,518
AU Optronics Corp. (L)	944,102	10,696,676
Audix Corp.	81,200	61,070
Aurora Systems Corp.	73,000	54,382
Avision, Inc.	95,751	45,851
Bank of Kaohsiung, Ltd. (I)	464,760	160,883
BES Engineering Corp.	2,195,700	534,080

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
C Sun Manufacturing, Ltd.	85,607	$56,245
Cameo Communications, Inc.	89,000	49,703
Carnival Industrial Corp. (I)	205,000	55,538
Cathay Chemical Works, Inc.	93,000	35,997
Cathay Real Estate Development
Company, Ltd. (I)	1,335,000	564,933
Central Reinsurance Company, Ltd. (I)	293,422	150,200
Chain Qui Development Company, Ltd.	75,000	63,705
Champion Building Materials Company, Ltd.	436,554	300,934
Chang Hwa Commercial Bank, Ltd.	4,676,000	2,121,324
Cheng Loong Corp. (I)	1,358,000	540,583
Chenming Mold Industrial Corp.	132,709	106,278
Chia Hsin Cement Corp. (I)	661,457	325,786
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	41,023
Chilisin Electronics Corp.	96,900	91,440
Chin-Poon Industrial Company, Ltd.	571,571	468,540
China Airlines, Ltd. (I)	1,862,806	680,066
China Development Financial
Holdings Corp. (I)	14,052,287	3,979,714
China Electric Manufacturing Corp.	175,000	163,528
China General Plastics Corp. (I)	495,000	203,229
China Glaze Company, Ltd. (I)	109,203	85,876
China Manmade Fibers Corp. (I)	1,729,000	451,126
China Metal Products Company, Ltd.	141,779	202,529
China Motor Company, Ltd. (I)	929,125	630,008
China Petrochemical Development Corp. (I)	2,652,320	1,147,439
China Steel Structure Company, Ltd.	169,000	124,861
China Synthetic Rubber Corp.	66,965	66,804
China Wire & Cable Company, Ltd. (I)	110,000	43,156
Chinatrust Financial Holding Company, Ltd.	2,431,696	1,379,111
Chun Yu Works & Company, Ltd.	155,000	50,295
Chun Yuan Steel Industrial Company, Ltd.	616,525	260,276
Chung Hsin Electric & Machinery
Manufacturing Corp.	4,000	2,338
Chung Hwa Pulp Corp.	487,000	258,191
Chunghwa Picture Tubes, Ltd. (I)	11,798,000	1,347,677
CMC Magnetics Corp. (I)	4,348,000	1,191,473
Collins Company, Ltd. (I)	130,200	50,644
Compeq Manufactuing Company, Ltd. (I)	1,453,000	412,789
Continental Engineering Corp.	848,000	331,104
D-Link Corp.	389,834	402,261
Delpha Construction Company, Ltd. (I)	139,967	56,362
E.Sun Financial Holding Company, Ltd. (I)	5,150,741	2,085,637
Eastern Media International Corp. (I)	1,273,049	331,657
Eclat Textile Company, Ltd.	94,554	60,457
Edom Technology Company, Ltd. (I)	71,000	41,057
Elitegroup Computer Systems Company, Ltd.	968,793	414,578
Enlight Corp. (I)	163,769	6,291
EVA Airways Corp. (I)	1,509,893	710,256
Everest Textile Company, Ltd. (I)	230,000	42,561
Evergreen International Storage &
Transport Corp. (I)	89,000	74,493
Evergreen Marine Corp. (I)	1,753,000	1,031,690
Everspring Industry Company, Ltd. (I)	182,000	68,846
Evertop Wire Cable Corp. (I)	147,414	32,189
Excel Cell Electronic Company, Ltd.	34,000	19,316
Far Eastern International Bank (I)	1,632,065	526,319
Federal Corp. (I)	462,598	373,862
First Copper Technology Company, Ltd. (I)	356,000	170,008
First Financial Holding Company, Ltd.	3,113,850	1,709,954
First Insurance Company, Ltd. (I)	122,475	49,905
Formosa Oilseed Processing (I)	7,000	3,435
Formosa Taffeta Company, Ltd.	1,399,000	1,113,905
Formosan Rubber Group, Inc.	235,000	207,350
Formosan Union Chemical	318,094	142,170

138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
FU I Industrial Company, Ltd. (I)	202,000	$53,981
Fullerton Technology Company, Ltd.	56,000	67,294
Fwusow Industry Company, Ltd. (I)	156,970	62,232
Getac Technology Corp.	460,000	378,489
Giantplus Technology Company, Ltd. (I)	32,000	18,726
Gigabyte Technology Company, Ltd.	854,000	827,636
Gold Circuit Electronics, Ltd.	666,204	255,083
Goldsun Development &
Construction Company, Ltd.	1,596,500	674,056
Gordon Auto Body Parts Company, Ltd.	51,184	21,570
Grand Pacific Petrochemical Corp. (I)	783,000	383,018
Great China Metal Industry Company, Ltd.	90,000	70,815
GTM Corp. (I)	159,000	107,715
Hannstar Board Corp.	10,000	9,344
HannStar Display Corp. (I)	3,872,000	849,875
Hey Song Corp.	640,000	534,187
Hitron Technology, Inc.	47,305	31,993
Ho Tung Chemical Corp. (I)	576,030	320,794
Hocheng Group Corp. (I)	424,500	152,456
Hong TAI Electric Industrial Company, Ltd.	351,000	152,606
Hsin Kuang Steel Company, Ltd.	312,085	340,562
Hsing TA Cement Company, Ltd.	435,000	138,776
Hua Eng Wire & Cable Company, Ltd. (I)	994,000	379,188
Hua Nan Financial Holdings Company, Ltd.	547,000	334,807
Hung Ching Development Company, Ltd.	173,000	98,206
Hung Sheng Construction Company, Ltd.	752,000	441,292
Hwa Fong Rubber Company, Ltd. (I)	427,770	186,422
Ichia Technologies, Inc. (I)	478,180	267,458
InnoLux Display Corp.	3,205,073	4,885,014
International Semiconductor
Technology, Ltd. (I)	418,000	292,490
Inventec Appliances Corp.	6,000	5,438
Inventec Company, Ltd.	2,126,410	1,214,397
Johnson Health Tech Company, Ltd.	42,840	60,169
Jui Li Enterprise Company, Ltd. (I)	66,950	20,346
K Laser Technology, Inc.	82,214	64,279
Kaulin Manufacturing Company, Ltd.	202,710	144,808
KEE TAI Properties Company, Ltd.	327,001	175,914
King Yuan Electronics Company, Ltd.	1,771,796	861,126
King’s Town Bank (I)	1,281,000	362,452
Kinko Optical Company, Ltd. (I)	97,000	78,854
Kinpo Electronics, Inc. (I)	1,828,269	542,536
Kwong Fong Industries Corp. (I)	998,000	320,267
L&K Engineering Company, Ltd.	2,000	2,252
Lan Fa Textile Company, Ltd. (I)	169,781	50,647
Lead Data, Inc. (I)	289,753	76,327
Lealea Enterprise Company, Ltd. (I)	984,350	317,489
Lee Chang Yung Chemical Industries Corp.	181,675	214,409
LEE CHI Enterprises Company, Ltd.	118,000	42,515
Li Peng Enterprise Company, Ltd. (I)	643,864	311,321
Lien Hwa Industrial Corp.	753,807	366,865
Lingsen Precision Industries, Ltd.	372,481	201,571
Lite-On Semiconductor Corp.	41,000	28,318
Lite-On Technology Corp.	1,842,757	2,443,952
Long Chen Paper Company, Ltd. (I)	780,771	262,912
Lucky Cement Corp. (I)	390,000	99,798
Macronix International Company, Ltd.	3,345,187	2,210,375
Marketech International Corp. (I)	37,000	19,413
Masterlink Securities Corp (I)	82,000	33,929
Mayer Steel Pipe Corp. (I)	270,522	214,363
Mega Financial Holding Company, Ltd.	12,395,000	7,177,334
Meiloon Industrial Company, Ltd.	103,048	45,395
Mercuries Data Systems, Ltd. (I)	204,000	61,832
Micro-Star International Company, Ltd.	1,410,264	882,993
Microelectronics Technology	3,000	1,944

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Mitac International	1,913,956	$879,397
Mobiletron Electronics Company, Ltd. (I)	56,000	48,446
Mustek Systems, Inc. (I)	28,367	7,718
Nien Hsing Textile Company, Ltd.	663,000	386,098
Optimax Technology Corp. (I)	285,000	25,601
Oriental Union Chemical Corp.	311,000	259,791
Pacific Construction Company, Ltd. (I)	160,000	34,413
Pan Jit International, Inc.	261,978	259,549
Phihong Technology Company, Ltd.	417,919	397,748
Polaris Securities Company, Ltd. (I)	419,000	217,516
Pou Chen Corp.	764,400	624,108
President Securities Corp. (I)	137,000	79,097
Prodisc Technology, Inc. (I)	762,000	13,926
Promate Electronic Company, Ltd.	1,000	780
Quintain Steel Company, Ltd. (I)	325,500	107,509
Ralec Electronic Corp.	39,292	82,196
Reward Wool Industry Corp. (I)	186,000	46,872
Rexon Industrial Corp., Ltd. (I)	80,000	26,582
Ritek Corp. (I)	4,226,029	1,100,915
Sampo Corp. (I)	1,318,000	228,291
Sanyang Industrial Company, Ltd. (I)	898,924	369,569
SDI Corp.	68,000	90,246
Sheng Yu Steel Company, Ltd.	169,000	122,713
Shinkong Insurance Company, Ltd. (I)	180,621	155,694
Shinkong Synthetic Fibers Corp. (I)	2,012,000	741,755
Sigurd Microelectronics Corp.	376,293	257,491
Silicon Integrated Systems Corp. (I)	157,000	107,444
Sinbon Electronics Company, Ltd.	7,000	5,006
Sinon Corp.	368,650	163,779
SinoPac Holdings Company, Ltd. (I)	9,862,000	3,506,371
Siward Crystal Technology Company, Ltd.	64,213	29,501
Solomon Technology Corp. (I)	78,394	35,809
Southeast Cement Company, Ltd. (I)	295,000	106,422
Spirox Corp.	127,068	111,438
Springsoft, Inc.	44,000	49,420
Stark Technology, Inc.	57,000	62,835
Ta Chen Stainless Pipe Company, Ltd. (I)	470,000	352,563
Ta Chong Bank, Ltd. (I)	3,180,000	630,474
Ta Ya Electric Wire & Cable
Company, Ltd. (I)	965,244	256,364
TA-I Technology Company, Ltd.	117,745	161,852
Tah Hsin Industrial Company, Ltd.	217,000	160,140
Taichung Commercial Bank	1,611,112	414,825
Tainan Enterprises Company, Ltd.	194,250	200,873
Tainan Spinning Company, Ltd. (I)	1,725,000	694,812
Taishin Financial Holdings Company, Ltd. (I)	6,124,403	2,485,390
Taisun Enterprise Company, Ltd. (I)	361,000	145,404
Taita Chemical Company, Ltd. (I)	103,000	42,676
Taiwan Business Bank (I)	3,486,000	920,521
Taiwan Cement Corp.	630,000	593,799
Taiwan Cogeneration Corp	169,000	91,506
Taiwan Cooperative Bank	5,148,467	3,111,044
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	149,869
Taiwan Glass Industrial Corp.	780,069	827,192
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Mask Corp.	479,000	199,944
Taiwan Paiho, Ltd.	383,200	317,103
Taiwan Pulp & Paper Corp. (I)	394,000	133,905
Taiwan Sakura Corp.	103,006	73,570
Taiwan Styrene Monomer Corp. (I)	718,159	395,473
Taiyen Biotech Company, Ltd. (I)	335,000	216,660
Tatung Company, Ltd. (I)	5,377,000	1,286,025
Teapo Electronic Corp. (I)	205,000	35,470
Teco Electric & Machinery Company, Ltd.	2,874,000	1,261,687
Tex-Ray Industrial Company, Ltd. (I)	90,000	32,882

139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Ton Yi Industrial Corp.	664,000	$260,389
Twinhead International Corp. (I)	224,000	36,426
TYC Brother Industrial Company, Ltd.	149,000	120,713
Tycoons Group Enterprise Company, Ltd. (I)	566,000	140,900
TZE Shin International Company, Ltd. (I)	49,693	24,651
U-Tech Media Corp. (I)	180,000	99,955
Unimicron Technology Corp.	934,790	1,198,489
Union Bank of Taiwan (I)	842,000	158,858
Unitech Electronics Company, Ltd.	81,039	53,555
Unitech Printed Circuit Board Corp. (I)	609,550	245,563
United Integrated Services Company, Ltd.	192,000	186,349
United Microelectronics Corp. (I)	18,117,794	9,567,100
Universal Cement Corp. (I)	868,108	443,899
UPC Technology Corp.	875,374	490,254
USI Corp. (I)	883,000	588,373
Ve Wong Corp.	64,050	53,621
Walsin Lihwa Corp. (I)	4,214,000	1,659,710
Walsin Technology Corp. (I)	881,064	542,798
Walton Advanced Engineering, Inc. (I)	50,000	26,104
Wan Hai Lines, Ltd. (I)	824,000	463,341
Waterland Financial Holding Company (I)	2,555,007	812,269
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	32,550
Weikeng Industrial Company, Ltd.	54,000	36,201
Winbond Electronics Corp. (I)	4,720,000	1,329,697
Wintek Corp. (I)	1,522,000	1,378,923
Wt Microelectronics Company, Ltd.	20,000	17,937
WUS Printed Circuit Company, Ltd. (I)	555,000	220,945
Yageo Corp.	3,548,000	1,384,355
Yang Ming Marine Transport Corp.	2,125,709	796,046
Yi Jinn Industrial Company, Ltd. (I)	219,800	56,557
Yieh Phui Enterprise Company, Ltd.	1,642,733	666,783
Yosun Industrial Corp.	234,289	320,700
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	1,620,982	673,358
Yulon Motor Company, Ltd.	1,281,827	1,418,602
Yulon Nissan Motor Company, Ltd. (I)	270,000	637,195
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	91,354
Yungtay Engineering Company, Ltd.	529,000	438,206
Zenitron Corp.	38,000	26,067
Zig Sheng Industrial Company, Ltd. (I)	231,264	99,324
Zippy Technology Corp.	82,950	69,272
Zyxel Communications Corp.	194,000	153,502

		128,452,893
Thailand - 1.98%
Aapico Hitech PCL (I)	120,600	33,381
Asia Plus Securities PCL	440,200	25,730
Bangchak Petroleum PCL	613,200	274,978
Bangkok Aviation Fuel Services PCL	139,371	38,576
Bangkok Bank PCL	145,000	616,712
Bangkok Bank PCL	1,131,100	4,600,924
Bangkok Expressway PCL	436,200	276,546
Bangkok Insurance PCL	2,250	13,917
Bangkokland PCL (I)	6,345,600	113,822
Bank of Ayudhya PCL	2,762,100	1,808,519
Cal-Comp Electronics Thailand PCL	1,880,300	170,963
Capital Nomura Securities PCL	25,000	25,901
Charoen Pokphand Foods PCL	4,090,900	1,897,742
Delta Electronics Thailand PCL	693,000	402,919
Eastern Water Resources Development &
Management PCL	295,200	41,082
G J Steel PCL (I)	12,761,300	78,932
Golden Land Property PCL (I)	37,000	3,887
Hana Microelectronics PCL	90,000	60,399

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Hemaraj Land & Development PCL	4,907,500	$133,558
IRPC PCL	3,200,000	461,172
Italian-Thai Development PCL (I)	2,420,700	188,655
Jasmine International PCL (I)	848,500	11,546
KGI Securities Thailand PCL	1,851,200	66,411
Kiatnakin Finance PCL	238,300	202,667
Krung Thai Bank PCL	6,088,200	2,297,079
Krungthai Card PCL (I)	134,500	42,844
MBK PCL	46,300	108,823
Padaeng Industry PCL	79,100	47,213
Polyplex PCL	372,400	78,891
Power Line Engineering PCL (I)	449,400	13,898
Pranda Jewelry PCL	214,300	34,463
Precious Shipping PCL	577,100	337,318
PTT Chemical PCL	719,500	2,113,886
Regional Container Lines PCL (I)	209,100	74,367
Saha-Union PCL	157,500	111,543
Sahaviriya Steel Industries PCL (I)	5,606,100	266,998
Sansiri PCL	965,300	146,877
SC Asset Corp. PCL	168,200	60,341
Seamico Securities PCL	416,000	22,643
Serm Suk PCL	86,700	51,991
Siam City Bank PCL	1,066,450	1,038,911
Sri Trang Agro-Industry PCL	60,500	74,842
Supalai PCL	991,500	245,307
Tata Steel Thailand PCL (I)	6,083,300	355,573
Thai Oil PCL	351,000	542,756
Thai Plastic & Chemical PCL	352,400	205,980
Thai Stanley Electric PCL	9,500	38,194
Thaicom PCL (I)	488,500	79,314
Thanachart Captial PCL	1,082,400	830,169
Thoresen Thai Agencies PCL	367,260	275,999
TPI Polene PCL	1,434,900	386,072
Vanachai Group PCL	672,300	86,494

		21,517,725
Turkey - 2.99%
Adana Cimento Sanayii	184,365	76,464
Akcansa Cimento AS	84,580	386,662
Aksa Akrilik Kimya Sanayii AS (I)	170,085	268,502
Aksigorta AS	231,109	324,827
Alarko Holding AS	146,982	371,052
Anadolu Cam Sanayii AS (I)	171,177	231,651
Anadolu Isuzu Otomotiv Sanayi AS (I)	6,122	24,179
Anadolu Sigorta AS	306,519	274,968
Arcelik AS	373,263	1,510,623
Aygaz AS	179,454	745,703
Bati Cimento AS (I)	7,926	37,525
BatiSoke AS (I)	23,755	24,858
Bolu Cimento Sanayii AS	117,979	148,342
Borusan Mannesmann Boru Sanayi AS (I)	14,559	171,275
Brisa Bridgestone Sabanci	832	57,087
Cemtas Celik Makina (I)	98,165	71,683
Cimsa Cimento Sanayi VE Tica	97,578	549,481
Dogan Sirketler Grubu Holdings AS	1,541,781	1,178,938
Dogus Otomotiv Servis ve Ticaret AS (I)	76,312	296,152
Eczacibasi Ilac Sanayi AS	333,256	615,701
Eregli Demir ve Celik Fabrikalari (I)	959,209	2,884,633
Gentas Genel Metal Sanayi ve Ticaret AS (I)	43,807	40,092
Global Yatirim Holding AS (I)	380,889	193,169
Goldas Kuyumculuk Sanayi AS (I)	54,846	39,782
Goodyear Lastikleri Turk AS	18,938	210,706
GSD Holding AS (I)	418,949	262,504
Gunes Sigorta AS (I)	118,521	168,846

140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
HACI Omer Sabanci Holding AS -
New Shares (I)	165,475	$707,610
Hektas Ticaret TAS (I)	67,687	42,403
Hurriyet Gazetecilik AS (I)	393,389	430,458
Ihlas Holding AS (I)	544,592	243,894
Izmir Demir Celik Sanayi AS (I)	32,233	48,162
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	202,772
KOC Holdings AS (I)	888,143	3,041,583
Konya Cimento Sanayii AS	708	55,363
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	330,219	692,486
Marmaris Marti Otel Isletmeleri AS (I)	100,968	94,994
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,375	55,690
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	41,692
Net Turizm Ticaret ve Sanayi AS (I)	98,338	75,872
Nortel Networks Netas Telekomunikasyon AS	15,339	601,964
Parsan Makina Parcalari Sanayii AS (I)	48,236	55,833
Petkim Petrokimya Holding AS (I)	156,307	922,775
Pinar Entegre Et ve Un Sanayi AS	36,324	122,139
Pinar Sut Mamulleri Sanayii AS	25,633	140,031
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	47,386
Sarkuysan Elektrolitik Bakir AS (I)	84,128	180,394
Sekerbank TAS (I)	236,181	385,694
Tekfen Holding AS (I)	254,173	954,170
Tekstil Bankasi AS (I)	84,007	62,057
Tofas Turk Otomobil Fabrik AS	214,244	802,061
Trakya Cam Sanayi AS (I)	381,431	553,376
Turcas Petrolculuk AS	68,710	220,606
Turk Ekonomi Bankasi AS (I)	412,721	701,240
Turk Hava Yollari AS	630,000	2,160,485
Turk Sise ve Cam Fabrikalari AS (I)	670,291	842,420
Turkiye Is Bankasi (I)	164,874	517,081
Turkiye Is Bankasi AS	357,501	1,162,963
Turkiye Sinai Kalkinma Bankasi AS (I)	578,347	862,148
Turkiye Vakiflar Bankasi Tao (I)	1,365,250	3,657,710
Ulker Gida Sanayi ve Ticaret AS	110,020	267,188
Usas Ucak Servisi AS	27,986	52,290
Uzel Makina Sanayi AS (I)	20,846	0
Uzel Makina Sanayi AS (I)	2,084	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	152,180	264,174

		32,434,569

TOTAL COMMON STOCKS (Cost $762,693,448)		$1,044,089,452

PREFERRED STOCKS - 3.69%
Brazil - 3.68%
Banco Cruzeiro do Sul SA	14,000	94,391
Banco Daycoval SA	109,400	622,559
Banco do Estado do Rio Grande do Sul	257,800	2,159,991
Banco Industrial e Comercial SA	162,700	1,230,531
Banco Panamericano SA	143,300	870,267
Banco Pine SA	47,200	281,339
Banco Sofisa SA	88,400	239,100
Bardella SA Industrias Mecanicas (I)	916	77,778
Companhia de Ferro Ligas Da Bahia	15,924	113,004
Companhia de Tecidos Norte de Minas SA	105,600	343,222
Confab Industrial SA	388,636	1,033,682
Forjas Taurus SA	16,275	52,623
Inepar Sa Industria E Construcoes (I)	24,400	98,788
Klabin SA	651,700	2,004,554
Mahle-Metal Leve SA Industria e Comercio	1,500	22,605
Marcopolo SA	236,900	1,065,707
Metalurgica Gerdau SA	332,600	6,822,756
Parana Banco SA	21,400	126,714

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Sao Paulo Alpargatas SA	194,000	$691,630
Suzano Papel e Celulose SA	245,200	3,350,499
Telemar Norte Leste SA	65,000	1,831,557
Uniao de Industrias Petroquimicas SA	984,500	426,274
Universo Online SA	68,800	402,350
Usinas Siderurgicas de Minas Gerais SA	467,600	16,018,327

		39,980,248
Malaysia - 0.01%
TA Global BHD (I)	1,233,900	130,501

TOTAL PREFERRED STOCKS (Cost $23,139,428)		$40,110,749

RIGHTS - 0.01%
Chile - 0.00%
Cia Sudamericana De Vapores SA (Expiration
Date: 04/06/2010, Strike Price: $1.13) (I)	255,496	10
India - 0.00%
Videocon Industries, Ltd. (Expiration Date:
04/12/2010, Strike Price: INR 225.00) (I)	27,450	1,590
Korea - 0.01%
Halla Engineering & Construction (Expiration
Date: 04/09/2010, Strike
Price: KRW 10,500.00) (I)	7,102	42,055
Hanwha Securities Company (Expiration Date:
04/27/2010, Strike Price: KRW 5,570.00) (I)	11,378	25,140
Solomon Mutual Savings Bank (Expiration
Date: 04/16/2010, Strike
Price: KRW 5,000.00) (I)	533	0

		67,195
Poland - 0.00%
Asseco Poland SA (Expiration Date:
05/05/2010, Strike Price: PLN 54.00) (I)	34,812	0
Polski Koncern Miesny Duda SA (I)	84,749	4,450

		4,450

TOTAL RIGHTS (Cost $37,482)		$73,245

WARRANTS - 0.00%
Thailand - 0.00%
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20) (I)	482,650	14,479

TOTAL WARRANTS (Cost $0)		$14,479

SHORT-TERM INVESTMENTS - 5.77%
Securities Lending Collateral - 5.77%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$6,262,170	62,676,804

TOTAL SHORT-TERM INVESTMENTS (Cost $62,678,440)		$62,676,804

Total Investments (Emerging Markets Value Trust)
(Cost $848,548,798) - 105.59%		$1,146,964,729
Other assets and liabilities, net - (5.59%)		(60,746,273)

TOTAL NET ASSETS - 100.00%		$1,086,218,456

141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.79%
Consumer Discretionary - 15.07%
Automobiles - 0.50%
Harley-Davidson, Inc. (L)	356,100	$9,995,727
Distributors - 0.47%
Genuine Parts Company (L)	224,400	9,478,656
Diversified Consumer Services - 0.18%
H & R Block, Inc.	201,700	3,590,260
Hotels, Restaurants & Leisure - 1.01%
Marriott International, Inc., Class A (L)	460,187	14,505,094
MGM Mirage (I)(L)	482,500	5,790,000

		20,295,094
Household Durables - 2.60%
D.R. Horton, Inc. (L)	353,000	4,447,800
Fortune Brands, Inc.	559,000	27,117,090
Whirlpool Corp. (L)	233,800	20,399,050

		51,963,940
Leisure Equipment & Products - 0.82%
Mattel, Inc.	724,975	16,485,932
Media - 5.67%
Cablevision Systems Corp., Class A	550,400	13,286,656
Comcast Corp., Class A	300,700	5,659,174
Madison Square Garden, Inc. (I)	137,600	2,990,048
The McGraw-Hill Companies, Inc.	630,200	22,466,630
The New York Times Company (I)(L)	789,900	8,791,587
The Walt Disney Company	712,500	24,873,375
Time Warner, Inc.	935,900	29,265,593
WPP PLC, SADR	597,677	6,188,804

		113,521,867
Multiline Retail - 0.42%
Macy’s, Inc.	388,300	8,453,291
Specialty Retail - 3.40%
Bed Bath & Beyond, Inc. (I)	535,759	23,444,814
Home Depot, Inc.	1,068,700	34,572,445
Tiffany & Company (L)	210,200	9,982,398

		67,999,657

		301,784,424
Consumer Staples - 4.19%
Food & Staples Retailing - 0.38%
Wal-Mart Stores, Inc.	135,900	7,556,040
Food Products - 2.80%
Campbell Soup Company	82,900	2,930,515
Kraft Foods, Inc., Class A	465,675	14,082,012
McCormick & Company, Inc.	216,800	8,316,448
The Hershey Company (L)	718,900	30,776,109

		56,105,084
Household Products - 1.01%
Kimberly-Clark Corp.	323,200	20,322,816

		83,983,940
Energy - 12.92%
Energy Equipment & Services - 1.13%
Schlumberger, Ltd.	356,200	22,604,452
Oil, Gas & Consumable Fuels - 11.79%
Anadarko Petroleum Corp.	328,800	23,946,504
BP PLC (L)	415,875	23,733,986
Chevron Corp.	650,600	49,334,998
ConocoPhillips	187,100	9,573,907
Exxon Mobil Corp.	657,700	44,052,746
Murphy Oil Corp.	447,000	25,116,930

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, ADR (L)	630,200	$36,463,372
Spectra Energy Corp.	393,150	8,857,670
Sunoco, Inc.	353,200	10,493,572
The Williams Companies, Inc.	196,100	4,529,910

		236,103,595

		258,708,047
Financials - 21.20%
Commercial Banks - 5.62%
Allied Irish Banks PLC (I)	161,400	519,708
Allied Irish Banks PLC - London Exchange (I)	12,797	20,676
KeyCorp (L)	1,057,300	8,194,075
Marshall & Ilsley Corp.	635,600	5,116,580
Regions Financial Corp.	1,022,500	8,026,625
SunTrust Banks, Inc. (L)	620,400	16,620,516
U.S. Bancorp	1,271,600	32,909,008
Wells Fargo & Company	1,317,200	40,991,264

		112,398,452
Consumer Finance - 3.49%
American Express Company	1,030,000	42,497,800
Capital One Financial Corp.	339,675	14,065,942
SLM Corp. (I)	1,069,000	13,383,880

		69,947,622
Diversified Financial Services - 8.37%
Bank of America Corp.	2,801,593	50,008,435
Bank of New York Mellon Corp.	684,500	21,137,360
JPMorgan Chase & Company	1,550,375	69,379,281
Legg Mason, Inc. (L)	542,302	15,547,798
NYSE Euronext	388,100	11,491,641

		167,564,515
Insurance - 3.72%
Chubb Corp.	167,900	8,705,615
Lincoln National Corp.	552,900	16,974,030
Marsh & McLennan Companies, Inc.	876,900	21,413,898
Sun Life Financial, Inc.	404,900	13,009,437
The Progressive Corp.	445,800	8,510,322
The Travelers Companies, Inc.	107,900	5,820,126

		74,433,428

		424,344,017
Health Care - 4.85%
Biotechnology - 0.60%
Amgen, Inc. (I)	200,800	11,999,808
Pharmaceuticals - 4.25%
Bristol-Myers Squibb Company (L)	651,925	17,406,398
Eli Lilly & Company	472,300	17,106,706
Johnson & Johnson	282,000	18,386,400
Merck & Company, Inc.	614,050	22,934,768
Pfizer, Inc.	545,935	9,362,785

		85,197,057

		97,196,865
Industrials - 13.75%
Aerospace & Defense - 3.17%
Honeywell International, Inc.	495,600	22,435,812
ITT Corp.	110,500	5,923,905
Lockheed Martin Corp.	157,300	13,090,506
The Boeing Company	304,100	22,080,701

		63,530,924
Air Freight & Logistics - 1.08%
United Parcel Service, Inc., Class B	336,400	21,667,524

142

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.97%
Masco Corp.	881,900	$13,687,088
USG Corp. (I)(L)	332,700	5,709,132

		19,396,220
Commercial Services & Supplies - 0.64%
Avery Dennison Corp.	352,400	12,830,884
Electrical Equipment - 0.70%
Cooper Industries PLC	290,200	13,912,188
Industrial Conglomerates - 4.39%
3M Company	411,000	34,347,270
General Electric Company	2,938,600	53,482,520

		87,829,790
Machinery - 2.80%
Deere & Company	335,400	19,942,884
Eaton Corp.	108,400	8,213,468
Illinois Tool Works, Inc.	514,600	24,371,456
Pall Corp.	86,600	3,506,434

		56,034,242

		275,201,772
Information Technology - 6.10%
Communications Equipment - 0.44%
Cisco Systems, Inc. (I)	340,200	8,855,406
Computers & Peripherals - 0.54%
Dell, Inc. (I)	725,125	10,884,126
Internet Software & Services - 0.68%
eBay, Inc. (I)	501,700	13,520,815
IT Services - 0.89%
Computer Sciences Corp. (I)	325,324	17,726,905
Semiconductors & Semiconductor Equipment - 1.75%
Analog Devices, Inc.	569,300	16,407,226
Applied Materials, Inc.	491,400	6,624,072
Intel Corp.	539,600	12,011,496

		35,042,794
Software - 1.80%
Electronic Arts, Inc. (I)	422,000	7,874,520
Microsoft Corp.	964,525	28,231,647

		36,106,167

		122,136,213
Materials - 6.06%
Chemicals - 1.84%
E.I. Du Pont de Nemours & Company	485,300	18,072,572
International Flavors & Fragrances, Inc.	375,900	17,919,153
Monsanto Company	11,000	785,620

		36,777,345
Construction Materials - 0.71%
Vulcan Materials Company (L)	299,400	14,143,656
Metals & Mining - 1.36%
Alcoa, Inc.	536,800	7,644,032
Nucor Corp.	430,800	19,549,704

		27,193,736
Paper & Forest Products - 2.15%
International Paper Company	963,800	23,719,118
MeadWestvaco Corp.	454,200	11,604,810
Weyerhaeuser Company	172,600	7,813,602

		43,137,530

		121,252,267

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 4.03%
Diversified Telecommunication Services - 3.39%
AT&T, Inc.	1,414,649	$36,554,530
Qwest Communications International, Inc. (L)	2,616,600	13,658,652
Verizon Communications, Inc.	572,500	17,758,950

		67,972,132
Wireless Telecommunication Services - 0.64%
Sprint Nextel Corp. (I)	1,218,500	4,630,300
Vodafone Group PLC	3,500,117	8,098,599

		12,728,899

		80,701,031
Utilities - 7.62%
Electric Utilities - 4.50%
Duke Energy Corp. (L)	776,100	12,665,952
Entergy Corp.	180,500	14,683,675
Exelon Corp.	470,000	20,590,700
FirstEnergy Corp. (L)	172,300	6,735,207
Pinnacle West Capital Corp.	277,200	10,458,756
PPL Corp.	387,100	10,726,541
Progress Energy, Inc. (L)	360,400	14,185,344

		90,046,175
Independent Power Producers & Energy Traders - 0.65%
Constellation Energy Group, Inc.	271,100	9,518,321
NRG Energy, Inc. (I)	170,200	3,557,180

		13,075,501
Multi-Utilities - 2.47%
CenterPoint Energy, Inc.	268,300	3,852,788
NiSource, Inc.	994,900	15,719,420
PG&E Corp. (L)	277,200	11,758,824
TECO Energy, Inc. (L)	250,300	3,977,267
Xcel Energy, Inc.	665,300	14,104,360

		49,412,659

		152,534,335

TOTAL COMMON STOCKS (Cost $1,727,859,173)		$1,917,842,911

SHORT-TERM INVESTMENTS - 15.57%
Short-Term Securities* - 3.54%
State Street Institutional US Government
Money Market Fund, 0.03489%	$643,718	643,718
T. Rowe Price Reserve Investment
Fund, 0.25404%	70,128,342	70,128,342

		70,772,060
Securities Lending Collateral - 12.03%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	24,068,687	240,898,673

TOTAL SHORT-TERM INVESTMENTS (Cost $311,697,459)		$311,670,733

Total Investments (Equity-Income Trust)
(Cost $2,039,556,632) - 111.36%		$2,229,513,644
Other assets and liabilities, net - (11.36%)		(227,475,023)

TOTAL NET ASSETS - 100.00%		$2,002,038,621

143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.63%
Energy - 4.86%
Oil, Gas & Consumable Fuels - 4.86%
Canadian Natural Resources, Ltd.	68,600	$5,079,146
Financials - 88.37%
Commercial Banks - 14.52%
Banco Santander Brasil SA, ADR	23,200	288,376
ICICI Bank, Ltd., SADR	22,600	965,020
State Bank of India, GDR	73,118	6,867,999
U.S. Bancorp	11,500	297,620
Wells Fargo & Company (L)	217,400	6,765,488

		15,184,503
Consumer Finance - 11.13%
American Express Company	266,300	10,987,538
The First Marblehead Corp. (I)(L)	232,000	658,880

		11,646,418
Diversified Financial Services - 28.35%
Ameriprise Financial, Inc.	58,440	2,650,838
Bank of America Corp.	19,499	348,057
Bank of New York Mellon Corp.	174,100	5,376,208
GAM Holding, Ltd.	115,800	1,421,233
JPMorgan Chase & Company	14,648	655,498
Julius Baer Group, Ltd.	115,800	4,198,149
Moody’s Corp. (L)	130,800	3,891,300
Oaktree Capital Group LLC (S)	164,700	5,599,800
RHJ International	77,325	670,150
T. Rowe Price Group, Inc. (L)	7,300	400,989
The Charles Schwab Corp.	21,700	405,573
The Goldman Sachs Group, Inc.	23,670	4,038,812

		29,656,607
Insurance - 31.51%
ACE, Ltd.	28,600	1,495,780
China Life Insurance
Company, Ltd., SADR (L)	44,864	3,232,003
Everest Re Group, Ltd.	34,000	2,751,620
FPIC Insurance Group, Inc. (I)	13,728	372,166
Loews Corp.	217,600	8,112,128
Markel Corp. (I)	11,800	4,420,988
The Progressive Corp.	187,300	3,575,557
Transatlantic Holdings, Inc.	170,418	8,998,070

		32,958,312
Real Estate Management & Development - 2.86%
Brookfield Asset Management, Inc.	117,700	2,991,934

		92,437,774
Industrials - 2.60%
Professional Services - 2.60%
Dun & Bradstreet Corp.	36,600	2,723,772
Information Technology - 2.80%
IT Services - 2.80%
Companhia Brasileira de Meios de Pagamento	49,200	463,407
Visa, Inc., Class A (L)	27,100	2,466,913

		2,930,320

		2,930,320

TOTAL COMMON STOCKS (Cost $93,670,620)		$103,171,012

SHORT-TERM INVESTMENTS - 17.10%
Short-Term Securities* - 1.27%
Intesa Funding LLC, 0.060%, 04/01/2010	$1,327,000	1,327,000

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 15.83%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$1,654,979		$16,564,355

TOTAL SHORT-TERM INVESTMENTS (Cost $17,892,714)			$17,891,355

Total Investments (Financial Services Trust)
(Cost $111,563,334) - 115.73%			$121,062,367
Other assets and liabilities, net - (15.73%)			(16,455,216)

TOTAL NET ASSETS - 100.00%			$104,607,151

Floating Rate Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 1.09%
Consumer Discretionary - 0.34%
Hotels, Restaurants & Leisure - 0.21%
Tropicana Entertainment LLC (I)	72,338		$1,012,732
Media - 0.13%
SuperMedia, Inc. (I)	15,339		627,365

			1,640,097
Energy - 0.26%
Oil, Gas & Consumable Fuels - 0.26%
Express Energy Services LLC (I)	117,715		1,294,865
Industrials - 0.02%
Building Products - 0.02%
Nortek, Inc. (I)	2,500		100,000
Materials - 0.47%
Chemicals - 0.47%
Georgia Gulf Corp. (I)	123,517		2,283,829

TOTAL COMMON STOCKS (Cost $5,718,218)			$5,318,791

CORPORATE BONDS - 7.95%
Airlines - 0.63%
Continental Airlines, Inc.
6.545%, 02/02/2019	1,255,842		1,280,959
Continental Airlines, Inc., Series 01A2
6.503%, 06/15/2011	375,000		383,438
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	1,146,810		1,155,411
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	247,589		248,084

			3,067,892
Building Materials - 0.55%
Nortek, Inc.
11.000%, 12/01/2013	2,511,111		2,693,167
Coal - 0.40%
Murray Energy Corp.
10.250%, 10/15/2015 (S)	1,895,000		1,942,375
Diversified Financial Services - 0.83%
Ford Motor Credit Company LLC
12.000%, 05/15/2015	3,400,000		4,061,966
Electric - 0.84%
Calpine Corp.
7.250%, 10/15/2017 (S)	4,171,000		4,098,008

144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Forest Products & Paper - 0.92%
NewPage Corp.
11.375%, 12/31/2014	$4,500,000	$4,477,500
Lodging - 0.37%
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	1,500,000	1,616,250
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	2,550,000	184,875

		1,801,125
Oil & Gas - 0.77%
Hercules Offshore LLC
10.500%, 10/15/2017 (S)	3,750,000	3,740,625
Retail - 0.50%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	1,563,000	1,152,713
Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	1,289,904	1,315,702

		2,468,415
Telecommunications - 1.04%
iPCS, Inc.
2.374%, 05/01/2013 (P)	5,500,000	5,087,500
Transportation - 1.10%
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/2012	1,021,000	1,046,525
RailAmerica, Inc.
9.250%, 07/01/2017	4,075,000	4,344,969

		5,391,494

TOTAL CORPORATE BONDS (Cost $38,701,445)		$38,830,067

TERM LOANS (M) - 78.23%
Advertising - 0.80%
Affinion Group
2.746%, 10/17/2012	3,941,374	3,915,755
Aerospace & Defense - 1.79%
Dubai Aerospace Enterprise
4.000%, 07/31/2014	7,781,594	7,282,273
TransDigm, Inc.
2.278%, 06/23/2013	1,505,000	1,475,841

		8,758,114
Airlines - 2.71%
Delta Air Lines, Inc.
2.251%, 04/30/2012	4,885,152	4,689,745
8.750%, 09/27/2013	997,500	1,009,969
United Air Lines, Inc.
2.250%, 02/03/2014	8,697,220	7,510,667

		13,210,381
Apparel - 0.28%
Iconix, Inc.
2.480%, 01/02/2012	1,395,369	1,374,439
Auto Manufacturers - 2.32%
Ford Motor Company
3.258%, 12/16/2013	11,749,658	11,331,076
Auto Parts & Equipment - 0.50%
Allison Transmission, Inc.
3.003%, 08/07/2014	2,560,300	2,433,199
Chemicals - 3.70%
Lyondell Chemical Company
5.799%, 06/03/2010	5,013,034	5,328,855
5.807%, 12/20/2013	11,220,791	8,284,680

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Chemicals (continued)
Lyondell Chemical Company (continued)
9.168%, 06/03/2010 (U)	$4,289,039	$4,435,746

		18,049,281
Commercial Services - 4.37%
Aramark Corp.
2.162%, 01/27/2014	3,052,488	2,981,423
Brand Energy Services
2.563%, 02/07/2014	3,861,879	3,642,235
Quebecor World, Inc.
2.251%, 01/17/2013	1,171,195	1,141,183
Thomson Learning
2.790%, 07/03/2014	7,090,514	6,239,653
US Investigations Services, Inc.
3.271%, 02/21/2015	7,979,378	7,341,028

		21,345,522
Computers - 1.54%
Sungard Data Systems, Inc.
3.873%, 02/26/2016	7,614,986	7,532,493
Distribution/Wholesale - 0.35%
Adesa, Inc.
3.000%, 10/18/2013	1,748,401	1,696,678
Diversified Financial Services - 2.32%
CCM Merger, Inc.
8.500%, 07/12/2012	5,488,634	5,392,583
CIT Group, Inc.
13.000%, 01/20/2012	3,500,000	3,618,125
Hawker Beechcraft Corp., Inc.
2.261%, 03/26/2014	2,774,076	2,327,253

		11,337,961
Electric - 4.65%
Calpine Corp.
3.165%, 03/29/2014	3,946,781	3,816,845
Energy Future Holdings Corp.
3.730%, 10/10/2014	12,500,090	10,131,948
NRG Energy, Inc.
2.000%, 02/01/2013	231,643	226,372
2.031%, 02/01/2013	3,816,971	3,730,115
TXU Energy
3.730%, 10/10/2014	5,848,165	4,793,056

		22,698,336
Entertainment - 1.53%
AMC Entertainment, Inc.
1.996%, 01/28/2013	2,221,716	2,164,966
Carmike Cinemas, Inc.
5.500%, 01/27/2016	4,000,000	3,994,132
Cedar Fair LP
2.248%, 08/30/2012	4,982	4,932
Regal Cinemas
3.790%, 10/28/2013	1,287,759	1,290,101

		7,454,131
Food - 0.04%
Dole Food Company, Inc.
7.887%, 04/12/2013	193,105	194,433
Forest Products & Paper - 0.78%
Georgia Pacific LLC
2.256%, 12/20/2012	1,266,909	1,253,930
2.260%, 12/24/2012	1,730,829	1,713,096
3.513%, 12/23/2014	825,481	828,277

		3,795,303

145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Healthcare Products - 2.09%
Bausch & Lomb, Inc.
3.540%, 04/24/2015	$4,804,651	$4,688,335
Biomet, Inc.
3.282%, 03/25/2015	4,283,957	4,121,454
Hanger Orthopedic Group, Inc.
2.250%, 05/28/2013	1,409,860	1,385,188

		10,194,977
Healthcare Services - 6.78%
Community Health Systems, Inc.
2.502%, 07/25/2014	12,476,270	12,127,252
HCA, Inc.
2.540%, 11/18/2013	9,754,261	9,512,794
Health Management Associates, Inc.
2.040%, 02/28/2014	3,283,195	3,176,491
Iasis Healthcare Corp.
2.248%, 03/14/2014	4,257,117	4,090,378
Manor Care
2.748%, 11/15/2014	4,377,005	4,190,983

		33,097,898
Household Products - 0.79%
Amscan Holdings
2.534%, 05/25/2013	4,074,618	3,881,074
Insurance - 0.40%
Asurion Corp.
3.232%, 07/03/2014	1,990,000	1,963,881
Investment Companies - 0.37%
Royalty Pharma Finance Trust
2.540%, 04/16/2013	1,815,090	1,793,536
Leisure Time - 0.40%
SugarHouse Gaming
11.250%, 09/23/2014	2,000,000	1,975,000
Lodging - 5.15%
Golden Nugget, Inc.
3.249%, 06/30/2014	3,726,136	2,816,337
Harrah’s Operating Company, Inc.
3.249%, 01/28/2015	2,531,807	2,181,706
9.500%, 10/31/2016	8,000,000	8,265,600
Las Vegas Sands LLC
2.050%, 05/23/2014	10,335,605	9,448,035
Venetian Macau, Ltd.
4.800%, 05/27/2013	2,215,139	2,159,745
VML US Finance LLC
4.800%, 05/25/2012	287,843	280,645

		25,152,068
Media - 12.85%
Charter Communications, Inc.
2.310%, 03/06/2014	10,132,640	9,775,414
7.250%, 03/06/2014	3,496,463	3,545,763
Citadel Broadcasting Corp.
2.000%, 06/12/2013	515,789	455,183
2.000%, 06/12/2014	9,035,788	8,046,369
CMP Susquehanna Corp.
2.250%, 05/05/2013	1,399,845	1,176,744
Dex Media West, Inc.
7.500%, 10/24/2014	3,764,505	3,584,539
Lodgenet Entertainment Corp.
2.300%, 04/04/2014	4,067,003	3,829,763
Newsday LLC
10.500%, 08/01/2013	7,022,000	7,566,207
Nielsen Finance LLC
2.229%, 08/09/2013	4,052,777	3,879,841

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Media (continued)
Sinclair Television Group, Inc.
6.500%, 10/29/2015	$4,000,000	$4,033,332
SuperMedia, Inc.
10.250%, 12/31/2015	3,308,402	3,100,595
Tribune Company
5.000%, 06/04/2010	2,462,857	1,542,980
Univision Communications, Inc.
2.540%, 09/29/2014	9,875,000	8,779,645
UPC Broadband Holding NV
3.930%, 12/30/2016	1,934,417	1,902,015
UPC Holding BV
2.180%, 12/31/2014	1,565,583	1,513,070

		62,731,460
Mining - 1.76%
Norada Aluminum, Inc.
2.248%, 05/18/2014	6,482,003	6,211,917
Novelis, Inc.
2.266%, 07/06/2014	2,443,191	2,362,042

		8,573,959
Miscellaneous Manufacturers - 1.40%
Fenwal, Inc.
2.502%, 02/28/2014	7,850,983	6,836,895
Oil & Gas - 1.41%
Ashmore Energy International
3.285%, 03/30/2012	2,898,674	2,677,650
Hercules Offshore LLC
6.000%, 07/11/2013	951,611	925,727
Venoco, Inc.
4.250%, 05/08/2014	3,472,428	3,278,840

		6,882,217
Packaging & Containers - 2.68%
Berry Plastics Holding Company
2.257%, 04/03/2015	5,867,384	5,518,486
Graham Packaging Company, Inc.
6.750%, 04/05/2014	4,206,053	4,240,833
Graphic Packaging International Corp.
2.250%, 05/16/2014	2,449,084	2,410,817
Graphic Packaging, Inc.
3.000%, 05/16/2014	933,293	927,222

		13,097,358
Pharmaceuticals - 1.08%
Warner Chilcott PLC
5.638%, 04/30/2015	5,288,136	5,297,125
Pipelines - 0.72%
Semigroup Corp.
1.614%, 11/27/2013	3,500,000	3,491,250
Real Estate - 1.17%
Realogy Corp.
3.247%, 10/10/2013	6,482,143	5,713,685
Retail - 4.37%
Dollar General Corp.
2.998%, 07/07/2014	2,268,478	2,233,419
General Nutrition Centers, Inc.
2.510%, 09/16/2013	4,608,363	4,398,106
Michaels Stores, Inc.
2.537%, 10/31/2013	1,350,804	1,283,475
4.787%, 07/31/2016	3,509,425	3,409,845
Petco Animal Supplies, Inc.
2.525%, 10/25/2013	2,405,188	2,363,956
QUIZNO’S Corp.
2.563%, 05/05/2013	1,959,391	1,696,272

146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Retail (continued)
The Neiman Marcus Group, Inc.
2.251%, 04/05/2013	$6,272,966	$5,934,922

		21,319,995
Semiconductors - 1.44%
Freescale Semiconductor, Inc.
4.479%, 12/01/2016	3,927,191	3,689,105
12.500%, 12/15/2014	1,484,962	1,525,523
Sensata Technologies
1.999%, 04/26/2013	1,873,870	1,794,620

		7,009,248
Software - 0.70%
First Data Corp.
3.000%, 09/24/2014	987,342	874,471
3.032%, 09/24/2014	2,887,030	2,553,382
8.091%, 10/15/2014	7,673	6,241

		3,434,094
Telecommunications - 4.99%
Insight Midwest Holdings LLC
2.250%, 04/07/2014	925,000	896,816
Level 3 Financing, Inc.
2.501%, 03/13/2014	1,500,000	1,398,125
MetroPCS Wireless, Inc.
2.500%, 11/04/2013	1,648,389	1,614,048
Panamsat Corp.
2.728%, 01/03/2014	11,998,352	11,663,394
Qwest Corp.
6.950%, 06/30/2010	5,500,000	5,520,625
Telesat Canada
3.250%, 10/31/2014	3,306,794	3,259,755

		24,352,763
Transportation - 0.00%
Swift Transport
8.250%, 05/10/2014	2,837	2,708

TOTAL TERM LOANS (Cost $342,210,760)		$381,928,293

SHORT-TERM INVESTMENTS - 8.28%
Repurchase Agreement - 5.11%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $5,692,000 on 04/01/2010,
collateralized by $3,170,000 U.S. Treasury
Bills, 0.00% due 07/15/2010 (valued at
$3,168,415, including interest) and
$2,625,000 Federal Home Loan Mortgage
Corp., 3.00% due 01/21/2014 (valued at
$2,644,688, including interest).	$5,692,000	5,692,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.02% to be
repurchased at $19,250,011 on 04/01/2010,
collateralized by $19,645,000 Federal
National Mortgage Association Discount
Note, 0.00% due 04/26/2010 (valued at
$19,635,001, including interest)	19,250,000	19,250,000

		24,942,000

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 3.17%
U.S. Treasury Bills
0.150%, 04/29/2010	$15,500,000		$15,498,131

TOTAL SHORT-TERM INVESTMENTS (Cost $40,440,131)			$40,440,131

Total Investments (Floating Rate Income Trust)
(Cost $427,070,554) - 95.55%			$466,517,282
Other assets and liabilities, net - 4.45%			21,731,665

TOTAL NET ASSETS - 100.00%			$488,248,947

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount		Value

AFFILIATED INVESTMENT COMPANIES - 99.98%
John Hancock Trust (G) - 99.98%
Global, Series NAV (Templeton)	34,159,812		$473,113,401
Income, Series NAV (Templeton)	45,285,091		470,059,248
Mutual Shares, Series NAV (Templeton)	49,590,022		472,592,906

			1,415,765,555

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,625,555,042)			$1,415,765,555

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,625,555,042) - 99.98%			$1,415,765,555
Other assets and liabilities, net - 0.02%			268,862

TOTAL NET ASSETS - 100.00%			$1,416,034,417

Fundamental Value Trust
	Shares or
	Principal
	Amount		Value

COMMON STOCKS - 95.60%
Consumer Discretionary - 6.73%
Automobiles - 1.17%
Harley-Davidson, Inc. (L)	779,378		$21,877,140
Diversified Consumer Services - 0.23%
H & R Block, Inc.	245,002		4,361,035
Household Durables - 0.19%
Hunter Douglas NV (L)	68,688		3,513,033
Internet & Catalog Retail - 0.66%
Amazon.com, Inc. (I)	46,871		6,361,801
Liberty Media Corp. - Interactive A (I)	392,545		6,009,864

			12,371,665
Media - 2.28%
Grupo Televisa SA, SADR	407,420		8,563,968
Liberty Media-Starz, Series A (I)	29,926		1,636,354
News Corp., Class A	1,043,970		15,043,608
The Walt Disney Company	500,800		17,482,928

			42,726,858
Specialty Retail - 2.20%
Bed Bath & Beyond, Inc. (I)	595,930		26,077,897
CarMax, Inc. (I)(L)	606,468		15,234,476

			41,312,373

			126,162,104

147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 14.23%
Beverages - 3.16%
Diageo PLC, SADR	349,502	$23,573,910
Heineken Holding NV	511,555	22,771,637
The Coca-Cola Company	232,800	12,804,000

		59,149,547
Food & Staples Retailing - 7.44%
Costco Wholesale Corp. (L)	1,336,031	79,774,411
CVS Caremark Corp.	1,630,397	59,607,314

		139,381,725
Food Products - 1.14%
Mead Johnson Nutrition Company	140,940	7,333,108
Nestle SA	53,300	2,726,895
The Hershey Company (L)	117,857	5,045,458
Unilever NV	211,500	6,378,840

		21,484,301
Household Products - 1.47%
Procter & Gamble Company	436,140	27,594,578
Personal Products - 0.12%
Natura Cosmeticos SA	110,700	2,247,179
Tobacco - 0.90%
Philip Morris International, Inc.	322,737	16,833,962

		266,691,292
Energy - 15.37%
Energy Equipment & Services - 0.87%
Transocean, Ltd. (I)	188,372	16,271,573
Oil, Gas & Consumable Fuels - 14.50%
Canadian Natural Resources, Ltd.	555,555	41,133,292
China Coal Energy Company, Series H	8,825,500	13,749,005
ConocoPhillips	20,496	1,048,780
Devon Energy Corp.	823,061	53,029,820
EOG Resources, Inc.	683,942	63,565,569
Occidental Petroleum Corp.	1,059,238	89,547,981
OGX Petroleo e Gas Participacoes SA	1,030,000	9,643,490

		271,717,937

		287,989,510
Financials - 29.43%
Commercial Banks - 4.86%
Wells Fargo & Company	2,927,126	91,092,161
Consumer Finance - 3.90%
American Express Company	1,769,269	73,000,039
Diversified Financial Services - 8.39%
Ameriprise Financial, Inc.	376,637	17,084,254
Bank of New York Mellon Corp.	1,520,802	46,962,366
GAM Holding, Ltd. (I)	797,600	9,789,081
JPMorgan Chase & Company	615,208	27,530,558
Julius Baer Group, Ltd.	809,600	29,350,790
Moody’s Corp. (L)	515,359	15,331,930
The Goldman Sachs Group, Inc.	65,700	11,210,391

		157,259,370
Insurance - 11.13%
Berkshire Hathaway, Inc. Class A (I)	698	85,016,400
Fairfax Financial Holdings, Ltd.	18,200	6,825,728
Fairfax Financial Holdings, Ltd.,
Canadian Exchange	8,800	3,308,935
Loews Corp.	1,330,627	49,605,775
Markel Corp. (I)	4,723	1,769,519
The Progressive Corp.	2,252,284	42,996,102

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Transatlantic Holdings, Inc.	357,759	$18,889,675

		208,412,134
Real Estate Management & Development - 1.15%
Brookfield Asset Management, Inc.	390,480	9,926,002
Hang Lung Group, Ltd.	2,205,100	11,650,759

		21,576,761

		551,340,465
Health Care - 10.14%
Health Care Equipment & Supplies - 1.16%
Becton, Dickinson & Company	218,800	17,226,124
CareFusion Corp. (I)	173,314	4,580,689

		21,806,813
Health Care Providers & Services - 2.20%
Cardinal Health, Inc.	155,028	5,585,659
Express Scripts, Inc. (I)	278,744	28,364,989
Laboratory Corp. of America Holdings (I)	95,700	7,245,447

		41,196,095
Pharmaceuticals - 6.78%
Johnson & Johnson	644,420	42,016,184
Merck & Company, Inc.	1,377,739	51,458,552
Pfizer, Inc.	1,952,600	33,487,090

		126,961,826

		189,964,734
Industrials - 6.01%
Air Freight & Logistics - 0.19%
United Parcel Service, Inc., Class B	55,438	3,570,762
Commercial Services & Supplies - 1.72%
Iron Mountain, Inc. (L)	1,177,111	32,252,841
Electrical Equipment - 0.48%
ABB, Ltd., SADR (I)	411,990	8,997,862
Industrial Conglomerates - 0.83%
Tyco International, Ltd.	408,144	15,611,508
Machinery - 0.20%
PACCAR, Inc.	87,670	3,799,618
Marine - 0.95%
China Shipping Development Company, Ltd.	3,821,300	6,220,489
Kuehne & Nagel International AG	113,956	11,514,121

		17,734,610
Professional Services - 0.33%
Dun & Bradstreet Corp.	82,305	6,125,138
Transportation Infrastructure - 1.31%
China Merchants Holdings
International Company, Ltd.	5,165,487	18,845,125
COSCO Pacific, Ltd.	3,003,266	4,542,812
LLX Logistica SA (I)	227,700	1,071,695

		24,459,632

		112,551,971
Information Technology - 7.91%
Computers & Peripherals - 1.63%
Hewlett-Packard Company	573,966	30,506,293
Electronic Equipment, Instruments & Components - 1.22%
Agilent Technologies, Inc. (I)	663,480	22,817,077
Internet Software & Services - 0.89%
Google, Inc., Class A (I)	29,440	16,692,774

148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.30%
Visa, Inc., Class A (L)	62,530	$5,692,106
Semiconductors & Semiconductor Equipment - 1.43%
Texas Instruments, Inc.	1,094,910	26,792,448
Software - 2.44%
Activision Blizzard, Inc.	774,500	9,340,470
Microsoft Corp.	1,239,654	36,284,673

		45,625,143

		148,125,841
Materials - 5.78%
Chemicals - 0.70%
Monsanto Company	117,390	8,383,994
Potash Corp. of Saskatchewan, Inc.	40,291	4,808,731

		13,192,725
Construction Materials - 0.99%
Martin Marietta Materials, Inc. (L)	103,421	8,640,825
Vulcan Materials Company (L)	209,410	9,892,528

		18,533,353
Containers & Packaging - 1.97%
Sealed Air Corp.	1,752,575	36,944,281
Metals & Mining - 1.06%
BHP Billiton PLC	297,520	10,193,867
Rio Tinto PLC	161,834	9,584,998

		19,778,865
Paper & Forest Products - 1.06%
Sino-Forest Corp. (I)	976,820	19,139,190
Sino-Forest Corp. (I)(S)	31,600	619,150

		19,758,340

		108,207,564

TOTAL COMMON STOCKS (Cost $1,599,496,281)		$1,791,033,481

CORPORATE BONDS - 0.91%
Consumer Discretionary - 0.61%
Automobiles - 0.61%
Harley-Davidson, Inc.
15.000%, 02/01/2014	9,000,000	11,437,623
Materials - 0.30%
Containers & Packaging - 0.30%
Sealed Air Corp.
12.000%, 02/14/2014 (S)	5,000,000	5,645,090

TOTAL CORPORATE BONDS (Cost $14,000,000)		$17,082,713

CONVERTIBLE BONDS - 0.43%
Materials - 0.21%
Paper & Forest Products - 0.21%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	3,244,100	3,917,251
Telecommunication Services - 0.22%
Diversified Telecommunication Services - 0.22%
Level 3 Communications, Inc.
10.000%, 05/01/2011	2,000,000	2,055,000
15.000%, 01/15/2013	1,600,000	2,106,000

		4,161,000

		4,161,000

TOTAL CONVERTIBLE BONDS (Cost $6,844,100)		$8,078,251

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.61%
Short-Term Securities* - 2.72%
Intesa Funding LLC, 0.060%, 04/01/2010	$31,016,000	$31,016,000
Toyota Credit De Puerto Rico Corp.,
0.170%, 04/06/2010	20,000,000	19,999,528

		51,015,528
Securities Lending Collateral - 3.89%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	7,273,121	72,795,217

TOTAL SHORT-TERM INVESTMENTS (Cost $123,819,396)		$123,810,745

Total Investments (Fundamental Value Trust)
(Cost $1,744,159,777) - 103.55%		$1,940,005,190
Other assets and liabilities, net - (3.55%)		(66,467,261)

TOTAL NET ASSETS - 100.00%		$1,873,537,929

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.39%
Australia - 0.57%
Brambles, Ltd.	590,176	$3,980,727
Austria - 0.60%
Telekom Austria AG	300,000	4,195,867
Bermuda - 0.50%
RenaissanceRe Holdings, Ltd.	61,690	3,501,524
Brazil - 0.95%
Empresa Brasileira de Aeronautica
SA, ADR (L)	100,480	2,407,501
Vale SA, SADR (L)	149,750	4,157,060

		6,564,561
Cayman Islands - 0.68%
Seagate Technology (I)	257,970	4,710,532
China - 0.38%
China Telecom Corp., Ltd., ADR (L)	54,470	2,668,485
France - 7.72%
Accor SA	62,780	3,468,811
AXA SA	140,530	3,122,450
Compagnie Generale des Etablissements
Michelin, Class B	54,920	4,041,171
France Telecom SA	344,790	8,257,458
Sanofi-Aventis SA	186,980	13,959,778
Total SA	193,690	11,248,691
Vivendi SA	355,630	9,528,891

		53,627,250
Germany - 5.31%
Bayerische Motoren Werke (BMW) AG	106,080	4,889,201
Deutsche Post AG	305,820	5,296,052
Merck KGaA	41,400	3,353,345
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	32,200	5,226,602
SAP AG	121,060	5,865,295
Siemens AG	122,330	12,255,874

		36,886,369
Hong Kong - 1.14%
Cheung Kong Holdings, Ltd.	305,000	3,922,879

149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Swire Pacific, Ltd.	332,800	$4,012,232

		7,935,111
India - 0.53%
ICICI Bank, Ltd., SADR	85,890	3,667,503
Ireland - 5.14%
Accenture PLC, Class A	437,960	18,372,422
Covidien PLC	252,400	12,690,672
CRH PLC	185,553	4,629,677

		35,692,771
Italy - 2.48%
Eni SpA	305,820	7,181,934
Intesa Sanpaolo SpA (I)	1,479,100	5,503,829
UniCredit Italiano SpA (I)	1,539,787	4,544,797

		17,230,560
Japan - 2.40%
FUJIFILM Holdings Corp.	86,240	2,971,904
Konica Minolta Holdings, Inc.	326,000	3,806,197
Nintendo Company, Ltd.	6,120	2,043,644
Toyota Motor Corp.	125,990	5,065,742
USS Company, Ltd.	41,370	2,803,166

		16,690,653
Netherlands - 4.29%
ING Groep NV (I)	588,380	5,866,631
Philips Electronics NV (L)	208,980	6,709,290
Randstad Holdings NV (I)	100,520	4,783,009
Reed Elsevier NV	305,375	3,715,373
Royal Dutch Shell PLC	203,880	5,622,899
SBM Offshore NV	156,949	3,143,301

		29,840,503
Norway - 0.46%
Statoil ASA	135,870	3,158,956
Russia - 0.41%
Gazprom OAO	75,000	1,753,654
Gazprom OAO, SADR	47,800	1,121,866

		2,875,520
Singapore - 2.72%
DBS Group Holdings, Ltd.	426,510	4,353,670
Flextronics International, Ltd. (I)	636,680	4,991,571
Singapore Telecommunications, Ltd.	4,213,000	9,569,622

		18,914,863
South Korea - 3.13%
Hyundai Motor Company, Ltd.	75,000	7,649,659
KB Financial Group, Inc., ADR	70,048	3,359,502
Samsung Electronics Company, Ltd.	14,830	10,726,198

		21,735,359
Spain - 1.31%
Inditex SA	58,970	3,882,635
Telefonica SA	221,280	5,236,437

		9,119,072
Sweden - 1.19%
Ericsson (LM), Series B	438,344	4,588,678
Svenska Cellulosa AB	263,090	3,712,066

		8,300,744
Switzerland - 8.10%
Adecco SA (L)	70,540	4,007,621
Lonza Group AG (L)	46,020	3,756,219
Nestle SA	142,420	7,286,387

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	203,880	$11,018,899
Roche Holdings AG	45,410	7,369,033
Swiss Reinsurance Company, Ltd.	76,040	3,739,473
Tyco Electronics, Ltd.	266,580	7,325,618
Tyco International, Ltd.	244,660	9,358,245
UBS AG (I)	150,000	2,435,257

		56,296,752
Taiwan - 1.27%
Lite-On Technology Corp.	1,465,140	1,943,139
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,557,343	6,865,161

		8,808,300
Turkey - 0.36%
Turkcell Iletisim Hizmetleri AS, ADR	167,800	2,527,068
United Kingdom - 12.74%
Aviva PLC	1,265,190	7,391,773
BAE Systems PLC	608,660	3,436,032
BG Group PLC (I)	157,960	2,728,771
BP PLC	1,150,340	10,893,723
British Sky Broadcasting Group PLC	400,706	3,670,343
Compass Group PLC	674,830	5,390,180
GlaxoSmithKline PLC	512,460	9,834,062
HSBC Holdings PLC	550,000	5,591,042
Kingfisher PLC	1,673,250	5,448,527
Pearson PLC (I)	407,760	6,407,827
Premier Foods PLC (I)	3,352,577	1,616,660
Royal Dutch Shell PLC	98,718	2,855,337
Standard Life PLC	655,796	1,990,698
Tesco PLC (I)	569,130	3,762,974
Vodafone Group PLC	4,623,360	10,697,568
Wolseley PLC (I)	283,888	6,865,705

		88,581,222
United States - 34.01%
Abbott Laboratories	62,520	3,293,554
ACE, Ltd.	82,725	4,326,518
Alcoa, Inc.	241,170	3,434,261
American Express Company	132,540	5,468,600
Amgen, Inc. (I)	303,200	18,119,232
AT&T, Inc.	58,780	1,518,875
Baker Hughes, Inc.	40,180	1,882,031
Bank of America Corp.	600	10,710
Biogen Idec, Inc. (I)	35,200	2,019,072
Boston Scientific Corp. (I)	153,900	1,111,158
Bristol-Myers Squibb Company (L)	131,150	3,501,705
Chevron Corp.	44,530	3,376,710
Chico’s FAS, Inc.	256,390	3,697,144
Cisco Systems, Inc. (I)	358,370	9,328,371
Comcast Corp., Class A	626,520	11,258,564
CVS Caremark Corp.	126,780	4,635,077
Dell, Inc. (I)	179,780	2,698,498
Expedia, Inc. (L)	136,370	3,403,795
FedEx Corp.	47,310	4,418,754
General Electric Company	410,210	7,465,822
Halliburton Company	140,830	4,243,208
Home Depot, Inc.	77,710	2,513,919
JPMorgan Chase & Company	35,670	1,596,233
Medtronic, Inc.	98,500	4,435,455
Merck & Company, Inc.	222,240	8,300,664
Microsoft Corp.	600,000	17,562,000
News Corp., Class A	849,160	12,236,396
Oracle Corp.	798,140	20,504,217
Pfizer, Inc.	662,620	11,363,933

150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Quest Diagnostics, Inc.	136,710	$7,968,826
Sprint Nextel Corp. (I)(L)	1,019,420	3,873,796
Target Corp.	82,040	4,315,304
The Progressive Corp.	356,390	6,803,485
The Walt Disney Company	170,960	5,968,214
Time Warner Cable, Inc.	72,972	3,890,137
Time Warner, Inc.	171,323	5,357,270
Torchmark Corp.	52,630	2,816,231
United Parcel Service, Inc., Class B	152,910	9,848,933
Viacom, Inc., Class B (I)	227,000	7,804,260

		236,370,932

TOTAL COMMON STOCKS (Cost $741,044,684)		$683,881,204

SHORT-TERM INVESTMENTS - 5.52%
Repurchase Agreement - 0.03%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $199,000 on 04/01/2010,
collateralized by $205,000 Federal Home
Loan Mortgage Corp., 3.00% due
01/21/2014 (valued at $206,538,
including interest).	$199,000	$199,000
Short-Term Securities* - 1.11%
Bank of Montreal Time Deposit, 0.050%
due 04/01/2010	7,725,000	7,725,000
Securities Lending Collateral - 4.38%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	3,042,397	30,450,738

TOTAL SHORT-TERM INVESTMENTS (Cost $38,374,835)		$38,374,738

Total Investments (Global Trust)
(Cost $779,419,519) - 103.91%		$722,255,942
Other assets and liabilities, net - (3.91%)		(27,162,768)

TOTAL NET ASSETS - 100.00%		$695,093,174

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.63%
U.S. Treasury Bonds - 1.20%
4.625%, 02/15/2040	$3,900,000	$3,843,937
5.500%, 08/15/2028 (F)	5,300,000	5,936,827
6.875%, 08/15/2025	1,200,000	1,533,563

		11,314,327
U.S. Treasury Notes - 0.44%
1.000%, 09/30/2011 to 10/31/2011	708,000	710,636
3.625%, 02/15/2020	3,500,000	3,440,391

		4,151,027
Federal Home Loan Mortgage Corp. - 0.10%
0.580%, 12/15/2030 (P)	188,201	188,326
5.152%, 03/01/2035 (P)	739,607	779,257

		967,583
Federal National Mortgage Association - 0.35%
0.646%, 09/25/2032 (P)	39,351	31,435
2.627%, 12/01/2034 (P)	496,950	514,965
2.835%, 11/01/2034 (P)	2,247,459	2,344,024

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.030%, 05/01/2035 (P)		$417,986	$439,708

			3,330,132
Government National Mortgage Association - 0.42%
4.375%, 04/20/2030 to 06/20/2030		58,570	60,808
6.000%, 08/20/2034		3,491,935	3,746,293
6.250%, 01/20/2030 (P)		28,748	29,700
6.375%, 02/20/2024 to 03/20/2028 (P)		41,847	43,227
6.625%, 11/20/2023 to 10/20/2026 (P)		89,911	92,336

			3,972,364
Small Business Administration - 0.12%
4.120%, 03/10/2014		918,968	948,545
6.640%, 02/10/2011		20,721	21,575
7.220%, 11/01/2020		107,601	117,836

			1,087,956

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $24,481,365)			$24,823,389

FOREIGN GOVERNMENT
OBLIGATIONS - 43.02%
Canada - 3.12%
Government of Canada
2.500%, 06/01/2015	CAD	13,700,000	13,224,516
3.500%, 06/01/2020		2,600,000	2,520,975
4.250%, 06/01/2018		2,000,000	2,076,148
5.750%, 06/01/2029		300,000	359,908
Province of British Columbia
6.350%, 06/18/2031		125,000	148,992
Province of Ontario
4.700%, 06/02/2037		3,200,000	3,106,298
5.600%, 06/02/2035		1,900,000	2,079,066
6.200%, 06/02/2031		1,300,000	1,514,254
Province of Quebec
5.000%, 12/01/2038		4,400,000	4,404,982

			29,435,139
France - 9.56%
Government of France
3.000%, 01/12/2011	EUR	18,400,000	25,332,357
3.500%, 04/25/2015		1,549,000	2,205,322
3.750%, 01/12/2013 to 10/25/2019		8,200,000	11,507,663
4.000%, 10/25/2013 to 04/25/2014		7,500,000	10,923,523
4.250%, 10/25/2018 to 04/25/2019		12,900,000	18,816,780
4.750%, 10/25/2012		800,000	1,175,250
5.500%, 04/25/2010		600,000	812,311
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012		2,000,000	2,757,315
2.250%, 06/11/2012 (S)		$8,800,000	8,953,534
2.875%, 09/22/2014 (S)		3,500,000	3,521,154
3.375%, 05/05/2014 (S)		4,000,000	4,150,120

			90,155,329
Germany - 19.72%
Federal Republic of Germany
1.250%, 03/11/2011	EUR	1,200,000	1,632,029
3.750%, 07/04/2013 to 01/04/2019		9,600,000	13,720,686
4.000%, 01/04/2037		1,750,000	2,417,293
4.250%, 10/12/2012 to 07/04/2039		67,070,000	98,659,683
4.750%, 07/04/2034 to 07/04/2040		7,900,000	12,217,319
5.000%, 07/04/2011		3,500,000	4,977,917
5.250%, 01/04/2011		1,900,000	2,657,312
5.500%, 01/04/2031		19,600,000	32,739,643

151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany (continued)
6.250%, 01/04/2030		$7,100,000	$12,821,320
6.500%, 07/04/2027		2,300,000	4,204,984

			186,048,186
Japan - 5.73%
Government of Japan
0.200%, 02/15/2012	JPY	1,630,000,000	17,443,545
0.700%, 09/20/2014		1,510,000,000	16,298,713
1.500%, 12/20/2017		160,000,000	1,770,541
1.700%, 03/20/2017		860,000,000	9,695,389
2.300%, 05/20/2030		155,000,000	1,690,861
2.400%, 03/20/2034		450,000,000	4,943,213
2.500%, 03/20/2036 to 09/20/2036		200,000,000	2,230,307

			54,072,569
Netherlands - 3.95%
Kingdom of Netherlands
3.750%, 07/15/2014	EUR	3,100,000	4,487,142
4.000%, 01/15/2011 to 07/15/2019		17,300,000	24,842,037
4.500%, 07/15/2017		3,000,000	4,483,282
5.000%, 07/15/2011		2,400,000	3,417,383

			37,229,844
United Kingdom - 0.94%
Government of United Kingdom
4.250%, 03/07/2036	GBP	4,800,000	6,984,259
4.500%, 12/07/2042		1,000,000	1,523,948
4.750%, 12/07/2038		200,000	315,518

			8,823,725

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $411,681,188)			$405,764,792

CORPORATE BONDS - 38.95%
Australia - 8.98%
Bank of Queensland, Ltd.
4.873%, 10/22/2012 (P)	AUD	3,700,000	3,417,191
Bank of Scotland PLC (Australia)
4.750%, 01/13/2011		10,400,000	9,522,565
Citigroup Pty, Ltd.
4.527%, 08/20/2012 (P)		3,500,000	3,223,088
5.500%, 06/18/2012		3,000,000	2,745,985
Commonwealth Bank of Australia
0.671%, 07/12/2013 (P)(S)		$8,000,000	8,044,384
0.784%, 06/25/2014 (P)(S)		14,800,000	14,985,192
2.500%, 12/10/2012 (S)		5,500,000	5,597,570
4.500%, 02/20/2014	AUD	4,000,000	3,498,842
ING Bank Australia, Ltd.
4.485%, 08/28/2013 (P)		3,600,000	3,295,110
5.028%, 06/24/2014 (P)		10,000,000	9,247,600
5.750%, 08/28/2013 to 03/03/2015		9,900,000	8,930,723
Members Equity Bank Pty, Ltd.
5.750%, 08/20/2012		2,400,000	2,202,186
National Australia Bank, Ltd.
0.750%, 07/08/2014 (P)(S)		$5,000,000	5,052,585
5.750%, 12/19/2013	AUD	240,000	219,685
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$4,700,000	4,752,659

			84,735,365
Canada - 1.16%
Honda Canada Finance, Inc., Series E
0.694%, 03/26/2012 (P)	CAD	10,200,000	9,770,899

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Canada (continued)
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		$1,100,000	$1,149,360

			10,920,259
Cayman Islands - 1.17%
Foundation Re II, Ltd.
7.000%, 11/26/2010 (P)(S)		600,000	593,798
Green Valley, Ltd.
4.292%, 01/10/2011 (P)(S)	EUR	1,200,000	1,617,726
Longpoint Re, Ltd.
5.491%, 05/08/2010 (P)(S)		$1,600,000	1,598,400
Mizuho Financial Group, Ltd.
8.375%, 01/27/2049		1,800,000	1,808,478
MUFG Capital Finance 5, Ltd., (6.299% to
01/25/2017, then 6 month
GBPLIBOR +206 bps)
maturing at 01/25/2049	GBP	1,800,000	2,458,485
Residential Reinsurance
2007, Ltd., Series CL5
8.002%, 06/07/2010 (P)(S)		$2,900,000	2,919,430

			10,996,317
Denmark - 0.03%
Nykredit
6.000%, 10/01/2029	DKK	197,764	38,589
Realkredit Danmark A/S, Series 73D
2.730%, 01/01/2038 (P)		1,342,506	233,705

			272,294
France - 4.19%
BNP Paribas Covered Bonds SA, EMTN
4.750%, 05/28/2013	EUR	2,700,000	3,932,698
BNP Paribas Home Loan Covered
Bonds SA
4.125%, 01/24/2011		3,600,000	4,982,597
BPCE SA, (6.117% to 10/30/2017, then
3 month EURIBOR + 237 bps)
maturing at 10/30/2049		2,400,000	2,625,665
Cie De Financement Foncie, EMTN
2.000%, 02/17/2012		6,800,000	9,263,584
Credit Agricole SA, (6.637% to
05/31/2017, then 3 month LIBOR
+ 123.25 bps)
maturing at 05/31/2049 (S)		$2,900,000	2,530,250
Dexia Credit Local
0.501%, 01/12/2012 (P)(S)		8,000,000	7,997,088
0.928%, 09/23/2011 (P)(S)		4,200,000	4,230,022
Vivendi SA
5.750%, 04/04/2013 (S)		3,700,000	3,980,634

			39,542,538
Germany - 0.53%
Kreditanstalt Fuer Wiederaufbau
5.000%, 07/04/2011	EUR	250,000	355,100
Kreditanstalt Fuer Wiederaufbau, MTN
5.500%, 06/05/2014	AUD	5,200,000	4,679,380

			5,034,480
Jersey, C.I. - 0.49%
HBOS Capital Funding LP, (9.54% to
03/19/2018, then GBPLIBOR
+ 675 bps)
maturing at 03/19/2049	GBP	1,700,000	2,063,799

152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Jersey, C.I. (continued)
HBOS Euro Finance LP, (7.627% to
12/09/2011, then 3 month EURIBOR
+ 287.50 bps)
maturing at 12/09/2049	EUR	2,334,000	$2,569,221

			4,633,020
Netherlands - 2.05%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$2,400,000	2,430,605
Fortis Bank Nederland Holding
NV, EMTN
3.375%, 05/19/2014	EUR	5,900,000	8,275,734
LeasePlan Corp NV, EMTN
3.250%, 05/22/2014		1,800,000	2,511,715
NIBC Bank NV
3.500%, 04/07/2014		1,700,000	2,398,074
Rabobank Nederland NV, (11.000% to
06/30/2019, then 3 month LIBOR
+ 1086.75 bps)
maturing at 06/30/2049 (S)		$2,900,000	3,731,891

			19,348,019
New Zealand - 0.47%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		4,300,000	4,393,319

			4,393,319
Norway - 0.95%
DnB NOR Boligkreditt, EMTN
4.500%, 05/16/2011	EUR	2,700,000	3,771,173
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,242,702

			9,013,875
South Korea - 0.28%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,610,056

			2,610,056
United Kingdom - 5.78%
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$1,840,000	2,401,274
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,515,798
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	2,848,283
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,262,925
Lloyds TSB Bank PLC
1.250%, 04/02/2012 (P)(S)		$3,300,000	3,348,995
National Grid PLC, EMTN
4.980%, 06/22/2011	CAD	2,000,000	2,015,300
NGG Finance PLC
6.125%, 08/23/2011	EUR	250,000	358,142
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,193,800
Royal Bank of Scotland PLC
0.512%, 03/30/2012 (P)(S)		13,900,000	13,909,883
1.450%, 10/20/2011 (S)		10,800,000	10,846,958
2.625%, 05/11/2012 (S)		4,000,000	4,083,864
3.750%, 11/14/2011	EUR	4,100,000	5,754,467

			54,539,689
United States - 12.87%
Altria Group, Inc.
9.250%, 08/06/2019		$4,000,000	4,860,528

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
American General Finance Corp.
6.900%, 12/15/2017		$3,000,000	$2,627,727
American International Group, Inc.
8.000%, 05/22/2038 (P)	EUR	5,600,000	6,145,460
American International Group,
Inc., Series A3
4.875%, 03/15/2067 (P)		900,000	771,897
Autozone, Inc.
5.875%, 10/15/2012		$800,000	863,296
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	1,200,000	1,670,736
Bank of America Corp.
4.750%, 05/23/2017 (P)		4,600,000	6,029,324
Bear Stearns Companies LLC
7.250%, 02/01/2018		$6,800,000	7,858,692
Boston Scientific Corp.
6.000%, 06/15/2011		800,000	832,001
6.400%, 06/15/2016		1,600,000	1,631,762
Citigroup, Inc.
0.701%, 01/16/2012 (P)	GBP	2,655,000	3,901,995
0.795%, 06/28/2013 (P)	EUR	100,000	128,945
4.750%, 05/31/2017		2,000,000	2,522,183
5.500%, 04/11/2013 to 10/15/2014		$850,000	880,464
6.000%, 08/15/2017		7,300,000	7,467,287
6.125%, 05/15/2018		5,800,000	5,926,376
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,070,228
6.000%, 08/15/2011		1,600,000	1,669,349
Computer Sciences Corp.
6.500%, 03/15/2018		3,000,000	3,321,342
DaimlerChrysler NA Holding Corp.
4.875%, 06/15/2010		300,000	302,174
5.750%, 09/08/2011		400,000	421,618
GATX Financial Corp.
5.500%, 02/15/2012		3,000,000	3,133,059
Harris Corp.
5.950%, 12/01/2017		500,000	539,334
Health Care Property, Inc.
5.950%, 09/15/2011		300,000	312,919
International Lease Finance Corp.
5.350%, 03/01/2012		1,100,000	1,077,657
JPMorgan & Company, Series A
0.615%, 02/15/2012 (P)		360,000	361,541
JPMorgan Chase & Company
6.000%, 01/15/2018		800,000	868,562
6.300%, 04/23/2019		700,000	772,489
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		4,500,000	1,057,500
6.875%, 05/02/2018 (H)		2,100,000	496,125
Loews Corp.
5.250%, 03/15/2016		400,000	417,089
Marsh & McLennan Companies, Inc.
5.150%, 09/15/2010		900,000	915,498
5.750%, 09/15/2015		5,000,000	5,294,955
Masco Corp.
5.875%, 07/15/2012		300,000	313,680
Merrill Lynch & Company, Inc., EMTN
0.925%, 01/31/2014 (P)	EUR	1,000,000	1,259,357
Morgan Stanley
0.988%, 03/01/2013 (P)		1,300,000	1,674,225
1.089%, 04/13/2016 (P)		300,000	365,370
Morgan Stanley, GMTN
1.100%, 01/16/2017 (P)		2,000,000	2,397,621
Nabors Industries, Inc.
6.150%, 02/15/2018		$3,000,000	3,195,921

153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
ProLogis
5.625%, 11/15/2015		$2,000,000	$1,982,890
RBS Capital Trust I, (4.709% to
07/01/2013, then 3 month
LIBOR +186.50 bps)
maturing at 07/01/2049		300,000	178,500
Regions Financial Corp.
7.750%, 11/10/2014		1,600,000	1,683,426
Reynolds American, Inc.
0.957%, 06/15/2011 (P)		400,000	398,348
Sara Lee Corp.
6.250%, 09/15/2011		800,000	850,069
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,438,602
Simon Property Group LP
6.125%, 05/30/2018		3,000,000	3,103,656
SLM Corp.
0.457%, 03/15/2011 (P)		1,700,000	1,658,253
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,391,855
Sprint Capital Corp.
8.750%, 03/15/2032		300,000	278,250
Sprint Nextel Corp.
6.000%, 12/01/2016		1,400,000	1,263,500
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,007,500
State Street Capital Trust IV
1.257%, 06/15/2037 (P)		2,300,000	1,725,322
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	409,727
The Cleveland Electric Illuminating Co.
5.700%, 04/01/2017		3,000,000	3,134,565
The Goldman Sachs Group, Inc.
1.115%, 02/02/2015 (P)	EUR	1,800,000	2,291,777
WM Covered Bond
Program, Series EMTN
4.000%, 09/27/2016		900,000	1,212,700

			121,365,226

TOTAL CORPORATE BONDS (Cost $361,569,717)			$367,404,457

DEFAULTED BONDS BEYOND MATURITY DATE - 0.10%
United States - 0.10%
Lehman Brothers Holdings, Inc.
2.820%, 11/16/2009 (H)		4,100,000	943,000

			943,000

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $4,068,520)			$943,000

MUNICIPAL BONDS - 0.81%
California - 0.50%
Golden State Tobacco Securitization Corp.
5.125%, 06/01/2047		200,000	127,506
5.750%, 06/01/2047		6,505,000	4,586,415
Metropolitan Water District
Southern California
5.000%, 10/01/2036		45,000	45,838

			4,759,759
Illinois - 0.02%
Chicago Illinois, Series A
7.401%, 01/01/2014		230,000	230,297

			230,297

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Iowa - 0.05%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023		$480,000	$428,059

			428,059
New York - 0.03%
New York City Municipal Water Finance
Authority, Series 1289
7.449%, 12/15/2013		300,000	300,900

			300,900
Ohio - 0.20%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		2,700,000	1,914,813

			1,914,813
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/2054		800,000	46,872

			46,872

TOTAL MUNICIPAL BONDS (Cost $9,997,211)			$7,680,700

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.39%
Australia - 1.81%
Crusade Global Trust,
Series 2005-2, Class A2
4.310%, 08/14/2037 (P)	AUD	4,991,994	4,443,113
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.321%, 02/21/2038 (P)(S)		862,365	820,764
Series 2005-P11, Class BA,
4.250%, 08/22/2037		3,422,100	3,062,360
Series 2004-P10, Class BA,
4.332%, 07/12/2036 (P)		640,088	578,038
Swan, Series 2006-1E, Class A2
4.350%, 05/12/2037		2,085,807	1,862,370
The SMHL Programme,
Series 2009-3, Class A1
5.460%, 11/07/2040 (P)		3,610,808	3,321,980
Torrens Trust, Series 2007-1, Class A
4.510%, 10/19/2038 (P)		3,319,327	2,967,364

			17,055,989
Ireland - 0.29%
Immeo Residential Finance PLC,
Series 2007-2, Class A
0.810%, 12/15/2016 (P)	EUR	1,994,639	2,318,400
Lusitano Motgages PLC, Series 1, Class A
0.930%, 12/15/2035 (P)		360,376	458,685

			2,777,085
Italy - 0.28%
Siena Mortgages, Series 2003-4, Class A2
0.879%, 12/16/2038 (P)		1,809,342	2,422,244
Vela Home Srl, Series 2003-1, Class A1
0.952%, 10/24/2027 (P)		147,307	198,704

			2,620,948
Netherlands - 0.22%
Arena BV, Series 2000-I, Class A
6.100%, 11/15/2062		500,000	692,161
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.628%, 07/01/2034 (P)		81,397	108,299

154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Netherlands (continued)
Delphinus BV, Series 2001-II, Class A1
0.949%, 11/28/2031 (P)		$142,884	$191,518
Dutch MBS BV, Series X, Class B
0.980%, 10/02/2079 (P)		608,994	822,526
Dutch Mortgage Portfolio Loans
BV, Class A
0.910%, 11/20/2035 (P)		183,602	241,803

			2,056,307
Spain - 0.09%
Bancaja Fondo de Titulizacion de Activos,
Series 2005-8, Class A
0.782%, 10/25/2037 (P)		701,862	829,409

			829,409
United Kingdom - 0.83%
Bauhaus Securities, Ltd.,
Series 1, Class A2
0.985%, 10/30/2052 (P)		67,710	90,456
Newgate Funding PLC,
Series 2007-3X, Class A1
1.245%, 12/15/2050 (P)	GBP	2,333,622	3,384,957
Permanent Financing PLC,
Series 2004-4, Class 5A2
0.813%, 06/10/2042 (P)		1,500,000	2,251,877
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
0.801%, 06/12/2044 (P)	EUR	1,843,075	2,099,914
United States - 7.87%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
4.845%, 09/25/2035 (P)		$236,471	154,953
American Home Mortgage Assets,
Series 2006-5, Class A1
1.383%, 11/25/2046 (P)		1,298,667	607,064
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A
2.354%, 10/25/2034 (P)		135,879	112,311
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.530%, 05/20/2035 (P)		570,945	325,637
Series 2006-J, Class 4A1,
6.030%, 01/20/2047 (P)		354,408	248,048
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.416%, 01/25/2037 (P)		3,522,821	1,807,366
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-2, Class A1,
2.810%, 03/25/2035 (P)		3,156,765	2,952,018
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		1,177,699	1,114,695
Series 2003-6, Class 1A1,
3.062%, 08/25/2033 (P)		272,037	255,123
Series 2004-2, Class 22A,
3.408%, 05/25/2034 (P)		542,137	489,591
Series 2003-9, Class 2A1,
3.529%, 02/25/2034 (P)		42,057	35,747
Series 2004-9, Class 22A1,
4.140%, 11/25/2034 (P)		192,698	172,327
Series 2003-7, Class 6A,
4.606%, 10/25/2033 (P)		267,002	248,805
Series 2004-2, Class 23A,
4.631%, 05/25/2034 (P)		248,106	224,493

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Adjustable Rate Mortgage
Trust (continued)
Series 2005-12, Class 23A1,
5.727%, 02/25/2036 (P)	$1,394,937	$921,553
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
5.158%, 09/25/2035 (P)	1,734,441	1,283,156
Series 2005-9, Class 24A1,
5.458%, 11/25/2035 (P)	1,470,901	873,789
Series 2006-1, Class 21A2,
5.628%, 02/25/2036 (P)	2,761,758	1,550,701
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.595%, 01/26/2036 (P)	2,936,092	1,809,683
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	960,348	858,230
Series 2006-AR1, Class 1A1,
2.760%, 10/25/2035 (P)	409,706	340,027
Series 2005-6, Class A2,
4.248%, 08/25/2035 (P)	1,118,756	989,460
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049	5,600,000	5,420,825
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.426%, 05/25/2047 (P)	2,940,076	1,538,329
Series 2006-OA9, Class 2A1B,
0.440%, 07/20/2046 (P)	958,887	378,009
Series 2007-11T1, Class A12,
0.596%, 05/25/2037 (P)	706,812	353,482
Series 2005-56, Class 2A3,
1.963%, 11/25/2035 (P)	227,881	125,096
Series 2005-56, Class 2A2,
2.503%, 11/25/2035 (P)	190,030	108,335
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	372,212	293,821
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	519,510	336,539
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	319,836	173,471
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.576%, 02/25/2035 (P)	73,915	50,910
Series 2004-25, Class 2A1,
0.586%, 02/25/2035 (P)	108,550	75,157
Series 2004-22, Class A3,
3.510%, 11/25/2034 (P)	448,040	379,752
Series 2004-HYB5, Class 2A1,
3.563%, 04/20/2035 (P)	188,882	171,117
Series 2004-12, Class 11A1,
3.969%, 08/25/2034 (P)	139,397	96,852
Countrywide Mortgage Backed Securities,
Series 2005-2, Class 2A1
0.566%, 03/25/2035 (P)	165,565	97,781
CS First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
3.169%, 07/25/2033 (P)	39,214	35,896
Series 2003-AR20, Class 2A1,
3.483%, 08/25/2033 (P)	655,797	623,029

155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
CS First Boston Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
2.118%, 05/25/2032 (P)	$5,822	$5,570
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	39,848	39,201
Deutsche ALT-A Securities, Inc., Alternate
Loan Trust, Series 2007-1, Class 1A1
0.336%, 08/25/2037 (P)	259,997	250,062
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.547%, 11/19/2037 (P)	2,600,000	266,306
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.671%, 10/25/2044 (P)	2,405,702	2,317,881
Federal National Mortgage Association
0.596%, 03/25/2044 (P)	135,721	124,867
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.470%, 12/20/2027 (P)	28,006	17,180
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.916%, 12/25/2033 (P)	230,602	216,943
Series 2003-AR2, Class 2A1,
3.105%, 07/25/2033 (P)	127,191	116,291
Series 2005-AR3, Class 2A1,
5.338%, 08/25/2035 (P)	216,744	192,663
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.580%, 11/15/2031 (P)	113,949	97,159
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.982%, 06/25/2034 (P)	41,563	34,955
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.326%, 10/25/2046 (P)	1,324,121	1,200,773
Series 2006-OH1, Class A1,
0.426%, 01/25/2037 (P)	433,721	247,027
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.051%, 10/25/2033 (P)	38,927	28,918
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
0.946%, 01/25/2032 (P)	63,781	56,586
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.140%, 03/25/2033 (P)	186,125	178,784
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.427%, 01/19/2038 (P)	1,002,509	554,127
Series 2003-1, Class A,
3.605%, 05/19/2033 (P)	402,670	386,372
Series 2005-4, Class 3A1,
4.880%, 07/19/2035 (P)	88,437	63,989
Home Equity Asset Trust,
Series 2002-1, Class A4
0.846%, 11/25/2032 (P)	1,283	534
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.948%, 12/25/2034 (P)	140,017	101,173
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	823,330	676,863

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
JPMorgan Mortgage Trust
Series 2007-A1,
3.441%, 07/25/2035 (P)	$1,151,623	$1,085,902
Series 2007-A1, Class 5A6,
3.441%, 07/25/2035 (P)	1,046,930	521,520
Series 2003-A2, Class 3A1,
4.411%, 11/25/2033 (P)	286,844	278,437
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.486%, 05/25/2037 (P)	667,081	326,716
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.670%, 12/15/2030 (P)	107,937	97,278
Merrill Lynch Alternative
Note Asset, Series 2007-AF1
5.442%, 06/25/2037 (P)	20,059	11,065
Merrill Lynch Commercial Trust,
Series 2008, Class LAQ
0.790%, 07/09/2021 (P)	2,700,000	2,356,244
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.456%, 02/25/2036 (P)	5,755,129	4,148,442
Series 2005-3, Class 4A,
0.496%, 11/25/2035 (P)	1,582,768	1,149,534
Series 2005-A8, Class A3A2,
0.496%, 08/25/2036 (P)	232,965	150,243
Series 2003-A2, Class 1A1,
3.367%, 02/25/2033 (P)	215,156	191,010
Series 2005-2, Class 1A,
4.250%, 10/25/2035 (P)	1,574,211	1,440,693
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-8, Class A3
5.957%, 08/12/2049 (P)	3,200,000	3,168,304
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-3, Class A4
5.414%, 07/12/2046 (P)	2,400,000	2,408,902
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.396%, 02/25/2047 (P)	914,521	420,164
Series 2006-QO6, Class A1,
0.426%, 06/25/2046 (P)	3,688,290	1,370,211
Series 2007-QH4, Class A2,
0.476%, 05/25/2037 (P)	1,248,550	310,752
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)	1,168,926	649,083
Residential Asset Mortgage Products,
Inc., Series 2002-RS3
0.806%, 06/25/2032 (P)	13,177	10,259
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.646%, 01/25/2046 (P)	971,437	436,496
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	611,142	417,858
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.169%, 09/25/2035 (P)	241,981	173,343
Sequoia Mortgage Trust
Series 5, Class A,
0.587%, 10/19/2026 (P)	70,771	53,301
Series 2003-4, Class 2A1,
0.590%, 07/20/2033 (P)	272,446	217,977

156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
2.781%, 02/25/2034 (P)	$239,683	$204,382
Series 2004-4, Class 3A2,
2.825%, 04/25/2034 (P)	563,158	464,174
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)	934,850	828,679
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR5, Class 1A1,
0.456%, 05/25/2046 (P)	898,161	430,608
Series 2004-AR3, Class 1A2,
0.817%, 07/19/2034 (P)	127,941	105,182
Thornburg Mortgage Securities Trust
Series 2006-4, Class A2B,
0.349%, 07/25/2036 (P)	707,567	690,169
Series 2006-6, Class A1,
0.356%, 11/25/2046 (P)	1,493,048	1,456,365
Series 2003-5, Class 1A,
3.856%, 10/25/2043 (P)	1,319,070	1,235,073
Wachovia Bank Commercial Mortgage
Trust, Series 2006-C28, Class A4
5.572%, 10/15/2048	4,700,000	4,621,871
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.476%, 04/25/2045 (P)	186,573	148,838
Series 2005-AR15, Class A1A1,
0.506%, 11/25/2045 (P)	342,431	262,759
Series 2005-AR2, Class 2A1A,
0.556%, 01/25/2045 (P)	92,989	71,824
Series 2003-R1, Class A1,
0.786%, 12/25/2027 (P)	288,025	250,534
Series 2006-AR19, Class 1A,
1.203%, 01/25/2047 (P)	942,148	490,966
Series 2002-AR17, Class 1A,
1.663%, 11/25/2042 (P)	542,438	397,984
Series 2003-AR9, Class 1A6,
2.829%, 09/25/2033 (P)	925,761	906,169
Series 2003-AR5, Class A7,
2.872%, 06/25/2033 (P)	179,251	170,350
Series 2002-AR2, Class A,
3.078%, 02/27/2034 (P)	126,214	119,591
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.403%, 07/25/2046 (P)	630,433	234,324
Washington Mutual Mortgage Pass
Through Certificates,
Series 2006-AR9, Class 1A
1.463%, 08/25/2046 (P)	670,946	396,402
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR11, Class 1A1
4.608%, 06/25/2035 (P)	4,662,950	4,584,976

		74,272,356

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $124,818,576)		$107,439,298

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 1.51%
Canada - 0.37%
Ford Auto Securitization Trust
Series 2009-R1A, Class A1,
3.396%, 11/15/2011 (S)		$1,968,188	$1,959,100
Series 2009-R1A, Class A2,
4.817%, 10/15/2012 (S)		1,500,000	1,529,346

			3,488,446
Ireland - 0.08%
SC Germany Auto, Series 2007-1, Class A
0.481%, 08/11/2015 (P)	EUR	561,420	755,286

			755,286
Netherlands - 0.09%
Globaldrive BV, Series 2007-1, Class B
0.692%, 06/20/2015 (P)		650,000	866,913

			866,913
United Kingdom - 0.25%
Bumper 2 SA, Series 2009-3, Class A
2.143%, 06/20/2022 (P)		1,700,000	2,296,106
United States - 0.72%
Access Group, Series 2008-1, Class A
1.548%, 10/27/2025 (P)		$2,215,116	2,287,877
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.826%, 07/25/2032 (P)		6,344	5,796
Amresco Residential Securities,
Series 1999-1, Class A
1.186%, 06/25/2029 (P)		27,650	16,922
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.650%, 06/15/2012 (P)		2,079,593	2,093,105
Franklin Auto Trust,
Series 2008-A, Class A2
1.240%, 10/20/2011 (P)		347,516	347,776
Nelnet Student Loan Trust,
Series 2008-4, Class A1
0.779%, 04/27/2015 (P)		1,103,034	1,104,415
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.746%, 07/25/2032 (P)		43,821	21,888
Securitized Asset Backed Receivables LLC
Trust, Series 2007-NC1, Class A2A
0.296%, 12/25/2036 (P)		708,574	664,335
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.476%, 10/25/2035 (P)		275,917	269,372

			6,811,486

TOTAL ASSET BACKED SECURITIES (Cost $13,971,147)			$14,218,237

TERM LOANS (M) - 0.53%
Australia - 0.30%
Seven Media Group
5.730%, 12/28/2012		659,961	543,034
7.040%, 02/07/2013		2,765,714	2,275,703
United States - 0.23%
Ford Motor Company
3.258%, 12/15/2013		962,632	928,338
Chrysler Finance Company
4.230%, 08/03/2012		1,277,966	1,272,694

TOTAL TERM LOANS (Cost $4,971,844)			$5,019,769

157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.22%
United States - 0.22%
DG Funding Trust (N)	236	$1,885,055
SLM Corp. (N)	9,800	169,148

		2,054,203

TOTAL PREFERRED STOCKS (Cost $2,611,850)		$2,054,203

SHORT-TERM INVESTMENTS - 1.10%
Repurchase Agreement - 0.76%
JPMorgan Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.01%
to be repurchased at $6,400,002 on
04/01/2010, collateralized by
$6,530,600 U.S. Treasury Bills, 0.00%
due 05/20/2010 (valued at $6,529,330,
including interest)	$6,400,000	6,400,000
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $772,000 on 04/01/2010,
collateralized by $680,000 Federal
Home Loan Mortgage Corp., 6.25% due
07/15/2032 (valued at $792,200,
including interest).	772,000	772,000

		7,172,000
Short-Term Securities* - 0.34%
U.S. Treasury Bills
0.170%, 04/01/2010	38,000	38,008
0.181%, 08/19/2010	290,000	289,800
0.182%, 09/02/2010 (F)	667,000	666,443
0.200%, 08/26/2010	150,000	149,888
0.208%, 08/26/2010	101,000	100,922
0.212%, 08/26/2010	480,000	479,647
0.228%, 08/26/2010 (F)	1,490,000	1,488,667

		3,213,375

TOTAL SHORT-TERM INVESTMENTS (Cost $10,385,375)		$10,385,375

Total Investments (Global Bond Trust)
(Cost $968,556,793) - 100.26%		$945,733,220
Other assets and liabilities, net - (0.26%)		(2,406,757)

TOTAL NET ASSETS - 100.00%		$943,326,463

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.76%
Consumer Discretionary - 15.55%
Hotels, Restaurants & Leisure - 3.28%
Carnival Corp.	150,600	$5,855,325
Marriott International, Inc., Class A	141,670	4,465,438
McDonald’s Corp.	128,770	8,591,534

		18,912,297
Internet & Catalog Retail - 2.49%
Amazon.com, Inc. (I)	105,650	14,339,875
Media - 3.61%
DIRECTV, Class A (I)	104,270	3,525,369
Dreamworks Animation SKG, Inc. (I)	112,610	4,435,708
The Walt Disney Company	201,880	7,047,631
Time Warner, Inc.	185,150	5,789,641

		20,798,349

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.95%
Kohl’s Corp. (I)	103,980	$5,696,024
Target Corp.	104,860	5,515,636

		11,211,660
Specialty Retail - 3.18%
Limited Brands, Inc. (L)	253,190	6,233,538
Lowe’s Companies, Inc.	261,400	6,336,336
Tiffany & Company	120,360	5,715,896

		18,285,770
Textiles, Apparel & Luxury Goods - 1.04%
NIKE, Inc., Class B	81,180	5,966,730

		89,514,681
Consumer Staples - 7.44%
Beverages - 1.54%
PepsiCo, Inc.	133,640	8,841,622
Food Products - 0.98%
General Mills, Inc.	80,040	5,666,032
Household Products - 2.38%
Church & Dwight Company, Inc.	75,800	5,074,810
Colgate-Palmolive Company	101,410	8,646,217

		13,721,027
Personal Products - 0.84%
Avon Products, Inc.	143,250	4,851,878
Tobacco - 1.70%
Philip Morris International, Inc.	187,700	9,790,432

		42,870,991
Energy - 3.01%
Energy Equipment & Services - 3.01%
Cameron International Corp. (I)	202,220	8,667,149
Halliburton Company	288,250	8,684,973

		17,352,122

		17,352,122
Financials - 7.07%
Diversified Financial Services - 7.07%
BlackRock, Inc.	49,930	10,872,757
Franklin Resources, Inc.	62,870	6,972,283
IntercontinentalExchange, Inc. (I)	73,530	8,248,595
JPMorgan Chase & Company	120,490	5,391,928
The Goldman Sachs Group, Inc.	54,160	9,241,321

		40,726,884

		40,726,884
Health Care - 15.34%
Biotechnology - 5.17%
Alexion Pharmaceuticals, Inc. (I)	85,520	4,649,722
Amgen, Inc. (I)	141,530	8,457,833
Celgene Corp. (I)	196,560	12,178,858
Gilead Sciences, Inc. (I)	24,720	1,124,266
Vertex Pharmaceuticals, Inc. (I)	82,240	3,361,149

		29,771,828
Health Care Equipment & Supplies - 1.28%
Medtronic, Inc.	163,680	7,370,510
Health Care Providers & Services - 2.32%
Express Scripts, Inc. (I)	82,680	8,413,517
UnitedHealth Group, Inc.	151,120	4,937,090

		13,350,607

158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.65%
QIAGEN NV (I)(L)	161,800	$3,719,782
Pharmaceuticals - 5.92%
Abbott Laboratories	152,510	8,034,227
Allergan, Inc.	71,720	4,684,750
Merck & Company, Inc.	196,890	7,353,842
Shire PLC, ADR (L)	84,100	5,547,236
Teva Pharmaceutical Industries, Ltd., SADR	134,680	8,495,614

		34,115,669

		88,328,396
Industrials - 11.60%
Aerospace & Defense - 2.40%
Precision Castparts Corp.	60,930	7,720,440
United Technologies Corp.	82,700	6,087,547

		13,807,987
Air Freight & Logistics - 0.69%
Expeditors International of Washington, Inc.	108,200	3,994,744
Electrical Equipment - 1.57%
ABB, Ltd., SADR (I)	212,310	4,636,850
AMETEK, Inc.	106,180	4,402,223

		9,039,073
Industrial Conglomerates - 1.49%
3M Company	102,520	8,567,596
Machinery - 4.40%
Cummins, Inc.	156,010	9,664,820
Danaher Corp.	88,790	7,095,209
Deere & Company	144,340	8,582,456

		25,342,485
Road & Rail - 1.05%
CSX Corp.	118,210	6,016,889

		66,768,774
Information Technology - 31.48%
Communications Equipment - 6.35%
Cisco Systems, Inc. (I)	695,780	18,111,153
Juniper Networks, Inc. (I)	169,240	5,192,283
QUALCOMM, Inc.	209,280	8,787,667
Research In Motion, Ltd. (I)	60,190	4,451,051

		36,542,154
Computers & Peripherals - 6.85%
Apple, Inc. (I)	103,820	24,390,433
EMC Corp. (I)	564,400	10,181,776
NetApp, Inc. (I)	150,130	4,888,233

		39,460,442
Internet Software & Services - 2.95%
Google, Inc., Class A (I)	29,910	16,959,269
IT Services - 3.30%
Cognizant Technology Solutions
Corp., Class A (I)	69,760	3,556,365
Visa, Inc., Class A	169,870	15,463,266

		19,019,631
Semiconductors & Semiconductor Equipment - 4.19%
Broadcom Corp., Class A	139,760	4,637,237
Intel Corp.	355,910	7,922,557
Marvell Technology Group, Ltd. (I)	411,260	8,381,479
NVIDIA Corp. (I)(L)	182,700	3,175,326

		24,116,599

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 7.84%
Adobe Systems, Inc. (I)	225,910	$7,990,437
Check Point Software Technologies, Ltd. (I)	162,730	5,705,314
Citrix Systems, Inc. (I)	74,230	3,523,698
Microsoft Corp.	557,450	16,316,562
Oracle Corp.	452,200	11,617,018

		45,153,029

		181,251,124
Materials - 4.88%
Chemicals - 2.10%
FMC Corp.	66,260	4,011,380
Praxair, Inc.	97,570	8,098,310

		12,109,690
Metals & Mining - 2.78%
Freeport-McMoRan Copper & Gold, Inc.	122,200	10,208,588
Walter Energy, Inc.	62,420	5,759,493

		15,968,081

		28,077,771
Telecommunication Services - 1.60%
Wireless Telecommunication Services - 1.60%
American Tower Corp., Class A (I)	215,970	9,202,482
Utilities - 0.79%
Independent Power Producers & Energy Traders - 0.79%
The AES Corp. (I)	412,960	4,542,560

TOTAL COMMON STOCKS (Cost $469,096,177)		$568,635,785

SHORT-TERM INVESTMENTS - 3.45%
Repurchase Agreement - 0.68%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $3,891,000 on 04/01/2010,
collateralized by $3,895,000 Federal Home
Loan Mortgage Corp., 4.20% due
12/10/2015 (valued at $3,972,900,
including interest).	$3,891,000	3,891,000
Securities Lending Collateral - 2.77%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	1,595,703	15,971,070

TOTAL SHORT-TERM INVESTMENTS (Cost $19,862,052)		$19,862,070

Total Investments (Growth Equity Trust)
(Cost $488,958,229) - 102.21%		$588,497,855
Other assets and liabilities, net - (2.21%)		(12,731,134)

TOTAL NET ASSETS - 100.00%		$575,766,721

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.32%
Consumer Discretionary - 0.30%
Internet & Catalog Retail - 0.30%
drugstore.com, Inc. (I)	121,600	$434,111
Consumer Staples - 2.12%
Food & Staples Retailing - 2.12%
CVS Caremark Corp. (F)	44,300	1,619,608

159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Shoppers Drug Mart Corp.	18,800	$807,790
Walgreen Company (F)	18,100	671,329

		3,098,727

		3,098,727
Health Care - 94.26%
Biotechnology - 31.42%
Achillion Pharmaceuticals, Inc. (I)	30,900	85,593
Acorda Therapeutics, Inc. (I)(F)	25,161	860,506
Actelion, Ltd. (I)	5,800	263,481
Alexion Pharmaceuticals, Inc. (I)(F)	108,920	5,921,980
Alkermes, Inc. (I)	102,800	1,333,316
Allos Therapeutics, Inc. (I)	37,400	277,882
AMAG Pharmaceuticals, Inc. (I)(F)	9,100	317,681
Amgen, Inc. (I)(F)	42,900	2,563,704
Amylin Pharmaceuticals, Inc. (I)	5,800	130,442
Array BioPharma, Inc. (I)	19,500	53,430
Basilea Pharmaceutica AG (I)	2,143	165,973
BioCryst Pharmaceuticals, Inc. (I)	18,400	120,888
Biogen Idec, Inc. (I)	5,119	293,626
BioMarin Pharmaceutical, Inc. (I)	108,600	2,537,982
Biovitrum AB (I)	30,300	160,052
Celgene Corp. (I)(F)	46,866	2,903,817
Cephalon, Inc. (I)(F)	39,300	2,663,754
Cubist Pharmaceuticals, Inc. (I)	42,100	948,934
Dendreon Corp. (I)	12,300	448,581
Dyadic International, Inc. (I)	32,100	67,410
Exelixis, Inc. (I)	85,800	520,806
Facet Biotech Corp. (I)	9,200	248,308
Genmab AS (I)	2,460	30,972
Genzyme Corp. (I)(F)	3,100	160,673
Gilead Sciences, Inc. (I)(F)	151,196	6,876,394
Human Genome Sciences, Inc. (I)(F)	80,800	2,440,160
Idenix Pharmaceuticals, Inc. (I)	50,000	141,000
Incyte Corp. (I)	231,300	3,228,948
Infinity Pharmaceuticals, Inc. (I)	22,775	138,928
Intercell AG (I)	7,274	211,043
InterMune, Inc. (I)	25,700	1,145,449
Lexicon Genetics, Inc. (I)	45,500	67,340
Micromet, Inc. (I)	44,400	358,752
Momenta Pharmaceuticals, Inc. (I)	21,900	327,843
Myriad Genetics, Inc. (I)	10,000	240,500
Neurocrine Biosciences, Inc. (I)	33,600	85,680
Onyx Pharmaceuticals, Inc. (I)	18,938	573,443
Orexigen Therapeutics, Inc. (I)	8,000	47,120
OSI Pharmaceuticals, Inc. (I)(F)	8,288	493,550
Pharmasset, Inc. (I)(F)	21,200	568,160
Poniard Pharmaceuticals, Inc. (I)	38,245	43,982
Regeneron Pharmaceuticals, Inc. (I)(F)	43,800	1,160,262
Rigel Pharmaceuticals, Inc. (I)	16,300	129,911
Seattle Genetics, Inc. (I)	50,100	598,194
Sinovac Biotech, Ltd. (I)	36,300	214,533
Targacept, Inc. (I)	3,000	58,980
Theravance, Inc. (I)	43,100	574,092
Transition Therapeutics, Inc. (I)	4,977	14,035
Vertex Pharmaceuticals, Inc. (I)(F)	72,304	2,955,064
Zymogenetics, Inc. (I)	28,200	161,586

		45,934,740
Health Care Equipment & Supplies - 17.18%
Aga Medical Holdings, Inc. (I)	31,300	508,625
ArthroCare Corp. (I)(F)	25,700	763,804
Baxter International, Inc. (F)	50,200	2,921,640
Beckman Coulter, Inc.	300	18,840
Boston Scientific Corp. (I)	49,000	353,780

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
C.R. Bard, Inc.	8,800	$762,256
CareFusion Corp. (I)(F)	79,230	2,094,049
Conceptus, Inc. (I)(F)	63,700	1,271,452
Covidien PLC (F)	51,425	2,585,649
DENTSPLY International, Inc. (F)	24,150	841,628
Edwards Lifesciences Corp. (I)	14,900	1,473,312
EnteroMedics, Inc. (I)	157,500	80,325
Fresenius AG	8,919	664,182
HeartWare International, Inc. (I)	600	26,682
HeartWare International, Inc.	5,963	265,175
HeartWare International, Inc.	7,137	317,382
IDEXX Laboratories, Inc. (I)	8,300	477,665
Intuitive Surgical, Inc. (I)(F)	3,300	1,148,829
Medtronic, Inc. (F)	25,000	1,125,750
Micrus Endovascular Corp. (I)	26,000	512,720
Mindray Medical International, Ltd.	5,900	214,878
Nobel Biocare Holding AG	19,376	517,678
Orthofix International NV (I)	2,500	90,950
Sonova Holding AG	615	76,447
St. Jude Medical, Inc. (I)(F)	44,000	1,806,200
Stereotaxis, Inc. (I)	15,600	78,156
Stryker Corp.	33,400	1,911,148
Volcano Corp. (I)	14,100	340,656
Wright Medical Group, Inc. (I)	52,000	924,040
Zimmer Holdings, Inc. (I)	16,000	947,200

		25,121,098
Health Care Providers & Services - 19.67%
A&D Pharma Holding NV (I)	73,669	348,254
Aetna, Inc. (F)	21,590	758,025
AMERIGROUP Corp. (I)(F)	49,500	1,645,380
AmerisourceBergen Corp.	22,700	656,484
Bangkok Dusit Medical Service PCL	436,000	343,838
Catalyst Health Solutions, Inc. (I)(F)	30,100	1,245,538
Centene Corp. (I)	39,300	944,772
CIGNA Corp. (F)	30,200	1,104,716
Community Health Systems, Inc. (I)(F)	51,700	1,909,281
DaVita, Inc. (I)(F)	18,895	1,197,943
Express Scripts, Inc. (I)(F)	20,100	2,045,376
Fleury SA (I)	25,000	267,102
Fresenius Medical Care AG	1,525	86,055
Health Management Associates, Inc. (I)	69,600	598,560
Healthways, Inc. (I)	30,500	490,135
Henry Schein, Inc. (I)(F)	45,400	2,674,060
Humana, Inc. (I)(F)	28,952	1,354,085
Laboratory Corp. of America Holdings (I)(F)	1,600	121,136
LCA-Vision, Inc. (I)	43,900	365,248
McKesson Corp.	21,600	1,419,552
Medco Health Solutions, Inc. (I)(F)	53,200	3,434,592
Profarma Distribuidora de Produtos
Farmaceuticos SA (I)	58,300	609,767
PSS World Medical, Inc. (I)	3,100	72,881
Psychiatric Solutions, Inc. (I)(F)	12,200	363,560
Select Medical Holdings Corp. (I)	24,800	209,312
Synthes AG	906	113,146
Tempo Participacoes SA (I)	86,400	158,871
Tenet Healthcare Corp. (I)	84,400	482,768
Triple-S Management Corp., Class B (I)	26,600	472,150
Universal Health Services, Inc., Class B	7,600	266,684
WellCare Health Plans, Inc. (I)	14,800	441,040
WellPoint, Inc. (I)(F)	39,600	2,549,448

		28,749,759
Health Care Technology - 2.26%
Allscripts-Misys Healthcare Solutions, Inc. (I)	33,700	659,172

160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Cerner Corp. (I)(F)	6,400	$544,384
Computer Programs & Systems, Inc.	15,900	621,372
MedAssets, Inc. (I)	24,900	522,900
SXC Health Solutions Corp. (I)(F)	14,200	955,376

		3,303,204
Life Sciences Tools & Services - 4.22%
Charles River Laboratories
International, Inc. (I)	5,500	216,205
Covance, Inc. (I)(F)	23,600	1,448,804
Illumina, Inc. (I)	50,200	1,952,780
Life Technologies Corp. (I)	12,527	654,786
Millipore Corp. (I)(F)	6,200	654,720
Thermo Fisher Scientific, Inc. (I)	5,000	257,200
Waters Corp. (I)	14,500	979,330

		6,163,825
Pharmaceuticals - 19.51%
Abbott Laboratories	1,100	57,948
Alexza Pharmaceuticals, Inc. (I)	31,100	83,504
Allergan, Inc. (F)	26,200	1,711,384
AVANIR Pharmaceuticals (I)	55,900	129,688
Bayer AG	4,565	308,851
Biodel, Inc. (I)	12,100	51,667
Cadence Pharmaceuticals, Inc. (I)	32,700	298,551
Cadence Pharmaceuticals, Inc.	21,000	191,730
Cardiome Pharma, Corp. (I)	47,000	310,670
Chugai Pharmaceutical Company, Ltd.	49,200	924,295
Daiichi Sankyo Company, Ltd.	12,300	230,428
Elan Corp. PLC (I)	146,100	1,107,438
Eli Lilly & Company	400	14,488
Eurand NV (I)	14,300	161,304
Forest Laboratories, Inc. (I)	2,000	62,720
GlaxoSmithKline Pharmaceuticals, Ltd.	3,062	121,581
GlaxoSmithKline PLC (I)	17,700	339,661
Hikma Pharmaceuticals PLC	29,631	284,223
Ipsen SA	10,282	502,207
Johnson & Johnson (F)	1,300	84,760
King Pharmaceuticals, Inc. (I)	19,000	223,440
MAP Pharmaceuticals, Inc. (I)	12,500	198,625
Medicines Company (I)	165,255	1,295,599
Medicis Pharmaceutical Corp., Class A	17,000	427,720
Merck & Company, Inc. (F)	113,409	4,235,826
Mylan, Inc. (I)	21,700	492,807
Newron Pharmaceuticals Spa (I)	6,700	131,830
Novo Nordisk AS	6,224	482,777
Optimer Pharmaceuticals, Inc. (I)	19,105	234,609
Perrigo Company	5,700	334,704
Pfizer, Inc. (F)	24,401	418,477
Pharmaxis, Ltd. (I)	30,609	79,409
Roche Holdings AG	19,358	3,141,373
Salix Pharmaceuticals, Ltd. (I)	12,200	454,450
Sawai Pharmaceutical Company, Ltd.	9,200	600,124
Shire PLC	39,600	874,136
Shire PLC, ADR (F)	19,100	1,259,836
Simcere Pharmaceutical Group (I)	26,600	226,366
Teva Pharmaceutical
Industries, Ltd., SADR (F)	54,465	3,435,652
Towa Pharmaceutical Company, Ltd.	12,900	656,665
UCB SA	11,121	476,708
Valeant Pharmaceuticals International (I)	30,500	1,308,755
Vectura Group PLC (I)	180,808	128,914
Warner Chilcott PLC (I)(F)	3,100	79,205

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
XenoPort, Inc. (I)	38,300	$354,658

		28,529,763

		137,802,389
Industrials - 0.44%
Commercial Services & Supplies - 0.44%
Stericycle, Inc. (I)(F)	11,775	641,738
Information Technology - 0.58%
Software - 0.58%
Nuance Communications, Inc. (I)	49,400	822,016
Symyx Technologies, Inc. (I)	4,100	18,409

		840,425

		840,425
Materials - 0.62%
Chemicals - 0.62%
Monsanto Company	12,700	907,034

TOTAL COMMON STOCKS (Cost $129,680,089)		$143,724,424

PREFERRED STOCKS - 0.10%
Health Care - 0.10%
Biotechnology - 0.10%
Pacific Biosciences, Series E (N)	21,900	153,300

TOTAL PREFERRED STOCKS (Cost $153,300)		$153,300

WARRANTS - 0.05%
Health Care - 0.05%
Biotechnology - 0.01%
Dyadic International, Inc. (I)	6,000	7,142
Mannkind Corp. (I)	21,000	59

		7,201
Health Care Equipment & Supplies - 0.00%
EnteroMedics, Inc. (I)	96,200	3,498
Pharmaceuticals - 0.04%
Alexza Pharmaceuticals, Inc. (I)	14,130	15,987
Cadence Pharmaceuticals, Inc. (I)	10,500	34,786
Favrille, Inc. (I)	20,411	0
Poniard Pharmaceuticals, Inc. (I)	132,113	13,816

		64,589

		75,288

TOTAL WARRANTS (Cost $18,180)		$75,288

SHORT-TERM INVESTMENTS - 2.69%
Short-Term Securities* - 2.69%
State Street Institutional US Government
Money Market Fund, 0.03489%	$451,121	451,121
T. Rowe Price Reserve Investment
Fund, 0.25404%	3,482,609	3,482,609

		3,933,730

TOTAL SHORT-TERM INVESTMENTS (Cost $3,933,730)		$3,933,730

Total Investments (Health Sciences Trust)
(Cost $133,785,299) - 101.16%		$147,886,742
Other assets and liabilities, net - (1.16%)		(1,699,950)

TOTAL NET ASSETS - 100.00%		$146,186,792

161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 52.33%
Advertising - 1.05%
Vertis, Inc., PIK
13.500%, 04/01/2014	$1,059,487	$444,985
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012	4,976,088	4,801,925

		5,246,910
Aerospace & Defense - 0.26%
Sequa Corp.
11.750%, 12/01/2015 (S)	1,285,000	1,285,000
Agriculture - 0.33%
North Atlantic Trading Company
10.000%, 03/01/2012 (S)	1,876,750	1,632,772
Airlines - 2.92%
Alaska Airlines, Inc., Series D
9.500%, 04/12/2012	85,007	80,756
American Airlines, Inc.
9.930%, 06/15/2010	512,000	506,880
10.320%, 07/30/2014 (S)	911,571	838,645
AMR Corp.
6.250%, 10/15/2014	3,230,000	3,734,687
AMR Corp., MTN, Series B
10.400%, 03/10/2011	4,500,000	4,376,250
GOL Finance
8.750%, 04/29/2049 (S)	2,230,000	2,018,150
Northwest Airlines, Inc.
1.000%, 01/16/2017 (I)	4,640,000	0
6.625%, 02/15/2023 (I)	15,810,000	93,279
7.625%, 11/15/2023 (I)	8,965,000	52,894
8.700%, 03/15/2049 (I)	2,220,000	13,320
8.875%, 06/01/2049 (I)	6,860,000	41,160
9.875%, 03/15/2037 (I)	7,390,000	44,340
10.000%, 02/01/2049 (I)	3,810,000	22,860
United Air Lines, Inc.
12.750%, 07/15/2012	2,500,000	2,746,875

		14,570,096
Auto Parts & Equipment - 6.61%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	6,655,000	7,087,575
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	13,636,500	14,556,964
Exide Technologies, Series B
10.500%, 03/15/2013	8,915,000	9,048,725
Tenneco, Inc.
8.625%, 11/15/2014	2,275,000	2,309,125

		33,002,389
Building Materials - 0.05%
USG Corp.
9.750%, 08/01/2014 (S)	245,000	259,700
Chemicals - 1.41%
American Pacific Corp.
9.000%, 02/01/2015	7,050,000	6,988,312
Union Carbide Chemicals & Plastics
7.875%, 04/01/2023	40,000	38,250

		7,026,562
Diversified Financial Services - 0.37%
Ford Motor Credit Company LLC
7.500%, 08/01/2012	1,225,000	1,268,464
8.125%, 01/15/2020	550,000	576,934

		1,845,398

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric - 2.56%
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016	$3,000,000	$2,055,000
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	15,435,000	10,727,325

		12,782,325
Electronics - 0.00%
Muzak LLC/Muzak Finance Corp.
9.875%, 04/15/2010 (H)	1,884,000	0
Entertainment - 1.56%
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	23,210,000	261,113
Fontainebleau Las Vegas Holdings
LLC, PIK
12.500%, 06/01/2022 (H)	4,004,390	0
Marquee Holdings, Inc.
12.000%, 08/15/2014	855,000	716,062
Mashantucket Western Pequot
Tribe, Series A
8.500%, 11/15/2015 (H)(S)	17,090,000	4,272,500
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	3,255,000	2,522,625

		7,772,300
Food - 0.17%
FAGE Dairy Industry SA
9.875%, 02/01/2020 (S)	925,000	862,497
Forest Products & Paper - 1.36%
Abitibi-Consolidated of Canada, Inc.
6.000%, 06/20/2013 (H)	3,000,000	742,500
7.750%, 06/15/2011 (H)	2,780,000	688,050
8.375%, 04/01/2015 (H)	2,875,000	711,563
15.500%, 07/15/2010 (H)(S)	390,000	120,413
Abitibi-Consolidated, Inc.
7.500%, 04/01/2028 (H)	509,000	125,978
NewPage Corp.
11.375%, 12/31/2014	1,350,000	1,343,250
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	930,000	1,050,900
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	2,000,000	1,500,000
Verso Paper Holdings LLC
11.500%, 07/01/2014 (S)	465,000	502,200

		6,785,074
Home Builders - 0.00%
D.R. Horton, Inc.
9.750%, 09/15/2010	18,000	18,563
Insurance - 0.24%
MBIA Insurance Corp., (14.00% to
1/15/2013, then 3 month
LIBOR +11.26%)
maturing at 01/15/2033 (S)	1,730,000	1,211,000
Leisure Time - 0.79%
Travelport LLC
9.875%, 09/01/2014	3,000,000	3,135,000
11.875%, 09/01/2016	750,000	822,187

		3,957,187

162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging - 6.46%
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	$8,130,000	$1,951,200
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	15,844,000	10,298,600
9.750%, 01/15/2011 (H)	4,870,000	657,450
MGM Mirage, Inc.
11.125%, 11/15/2017 (S)	1,235,000	1,389,375
MTR Gaming Group, Inc.
12.625%, 07/15/2014	8,545,000	8,438,187
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	11,719,000	9,433,795
Trump Entertainment Resorts, Inc.
8.500%, 06/01/2015 (H)	14,635,000	73,175

		32,241,782
Media - 16.67%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	37,500
9.875%, 03/01/2049 (I)	2,050,000	25,625
10.250%, 11/01/2049 (I)	1,025,000	12,813
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)	2,630,000	2,781,225
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)	14,624,407	17,439,605
Century Communications, Inc.
8.375%, 12/15/2049 (I)	1,000,000	0
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	2,820,000	3,154,875
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	10,311,832	7,372,960
Sirius XM Radio, Inc.
9.625%, 08/01/2013	3,280,000	3,439,900
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	19,805,000	346,588
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	19,235,000	18,881,076
11.250%, 06/15/2013 (S)	7,000,000	7,577,500
13.000%, 08/01/2013 (S)	19,590,000	22,063,237
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)	8,576,000	60,032

		83,192,936
Mining - 3.93%
CII Carbon LLC
11.125%, 11/15/2015 (S)	19,435,000	19,629,350
Oil & Gas - 0.18%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011	977,921	916,401
Packaging & Containers - 2.20%
Jefferson Smurfit Corp.
8.250%, 10/01/2012 (H)	790,000	703,100
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (H)	11,520,000	10,281,600

		10,984,700
Real Estate - 1.10%
iStar Financial, Inc.
10.000%, 06/15/2014 (S)	1,911,000	1,901,445
Realogy Corp.
10.500%, 04/15/2014	1,830,000	1,578,375
12.375%, 04/15/2015	645,000	469,238
Realogy Corp., PIK
11.000%, 04/15/2014	1,750,000	1,531,250

		5,480,308

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail - 0.15%
Steinway Musical Instruments, Inc.
7.000%, 03/01/2014 (S)		$755,000	$728,575
Telecommunications - 1.96%
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	1,900,000	935,362
12.750%, 02/15/2014 to 02/14/2016		$5,796,157	3,313,541
18.000%, 09/14/2014		660,350	429,230
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)		620,000	613,800
8.875%, 01/15/2015 (S)		865,000	849,862
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		3,450,000	3,648,375

			9,790,170

TOTAL CORPORATE BONDS (Cost $292,438,763)			$261,221,995

CONVERTIBLE BONDS - 8.38%
Automobiles & Components - 1.52%
Ford Motor Company
4.250%, 11/15/2016		5,060,000	7,571,025
Transportation - 6.86%
Continental Airlines, Inc.
5.000%, 06/15/2023		8,900,000	10,401,875
UAL Corp.
4.500%, 06/30/2021		14,455,000	14,259,857
US Airways Group, Inc.
7.000%, 09/30/2020		3,000,000	2,966,250
7.250%, 05/15/2014		3,650,000	6,606,500

			34,234,482

TOTAL CONVERTIBLE BONDS (Cost $28,937,515)			$41,805,507

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.30%
GS Mortgage Securities Corp.,
Series 2006-3, Class OS
0.00%, 10/26/2037 (I)		5,000	500
Harborview Mortgage Loan Trust
Series 2006-BU1, Class R, Net Interest
Margin Notes,
0.00%, 02/19/2046 (I)		161,449,387	2
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)		45,635,306	302,106
Series 2007-3, Class ES IO,
0.350%, 05/19/2047		57,073,274	462,294
Series 2007-4, Class ES IO,
0.350%, 07/19/2047		62,060,669	356,228
Lehman XS Net Interest Margin Notes
Series 2007-GPM8, Class A3,
9.000%, 01/28/2047 (H)(S)		341,371	0
Series 2007-GPM8, Class A4,
9.000%, 01/28/2047 (H)(S)		505,000	0
RALI Asset Holdings Corp., Net Interest
Margin Notes, Series 2006, Class Q04
0.00%, 11/21/2037 (H)		180	0
Washington Mutual, Inc.,
Series 2005-AR19, Class B1
0.946%, 12/25/2045		3,017,080	383,541

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $10,238,322)			$1,504,671

163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.93%
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1
7.629%, 04/25/2037 (S)	$5,465,000	$4,645,250

TOTAL ASSET BACKED SECURITIES (Cost $5,091,579)		$4,645,250

COMMON STOCKS - 3.28%
Automobiles & Components - 0.12%
Federal Mogul Corp. (I)	32,948	604,925
Consumer Services - 0.00%
Fontainebleau Resorts LLC, Class A (I)	68,468	0
Energy - 0.31%
Dominion Petroleum, Ltd., GDR (I)	16,561,171	1,539,786
Materials - 0.01%
Tembec, Inc.	27,054	62,065
Media - 2.84%
Canadian Satellite Radio Holdings, Inc. (I)	353,078	469,311
Canadian Satellite Radio Holdings,
Inc., Class A (I)	452,601	601,596
Charter Communications, Inc., Class A (I)	309,218	10,668,021
Dex One Corp. (I)	78,184	2,182,897
SuperMedia, Inc. (I)	1	41
The Star Tribune Company (I)	12,940	258,800
Vertis Holdings, Inc. (I)	50,280	0

		14,180,666

TOTAL COMMON STOCKS (Cost $28,639,611)		$16,387,442

PREFERRED STOCKS - 7.29%
Airlines - 2.64%
Continental Airlines Finance Trust
II 6.000%	446,898	13,183,491
Auto Parts & Equipment - 0.81%
Lear Corp., Series A (N)	53,727	4,029,525
Banks - 0.99%
Bank of America Corp., Series L 7.250%	2,183	2,128,425
Wells Fargo & Company, Series L 7.500%	2,912	2,845,024

		4,973,449
Packaging & Containers - 0.00%
Pliant Corp. 13.000% (I)(L)	1,287	193
Real Estate - 2.85%
iStar Financial, Inc., Series E 7.875%	381,900	5,518,455
iStar Financial, Inc., Series F 7.800%	257,166	3,726,335
iStar Financial, Inc., Series G 7.650%	109,058	1,544,261
iStar Financial, Inc., Series I 7.500%	244,180	3,433,171

		14,222,222

TOTAL PREFERRED STOCKS (Cost $24,074,199)		$36,408,880

TERM LOANS (M) - 13.21%
Advertising - 0.88%
RH Donnelley, Inc.
9.250%, 10/24/2014	4,517,805	4,408,248
Airlines - 2.57%
Delta Airlines, Inc.
3.501%, 04/30/2014	2,315,000	2,115,331
US Airways Group, Inc.
2.745%, 03/21/2014	13,160,000	10,716,004

		12,831,335
Entertainment - 7.08%
East Valley Tourist Development Authority
12.000%, 08/06/2012	822,770	699,354

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Entertainment (continued)
Greektown Holdings LLC
09/30/2010 (T)	$429,559	$429,559
12/02/2010 (T)	1,059,602	1,139,073
12/03/2012 (T)	16,486,762	17,723,269
12/03/2012 (T)	3,045,610	3,274,030
6.750%, 12/02/2010	7,424,556	7,981,397
14.500%, 09/30/2010	4,081,603	4,122,419

		35,369,101
Forest Products & Paper - 0.10%
AbitibiBowater, Inc.
11.000%, 03/30/2011	355,571	344,904
Tembec, Inc.
7.248%, 02/28/2012	188,750	135,900

		480,804
Media - 2.13%
Clear Channel Communications, Inc.
3.898%, 01/28/2016	3,590,888	2,907,499
SuperMedia, Inc.
10.250%, 12/31/2015	7,430,618	6,963,886
The Star Tribune Company
8.000%, 09/28/2014	495,101	445,591
8.000%, 09/29/2014	330,067	297,060

		10,614,036
Real Estate - 0.45%
Realogy Corp.
3.231%, 10/10/2013	309,432	272,749
3.251%, 10/10/2013	1,149,318	1,013,067
13.500%, 10/15/2017	860,000	942,130

		2,227,946

TOTAL TERM LOANS (Cost $54,590,258)		$65,931,470

WARRANTS - 0.10%
Commercial & Professional Services - 0.05%
World Color Press, Inc. (Expiration Date
07/20/2014; Strike Price $13.00) (I)	30,935	162,409
World Color Press, Inc. (Expiration Date
07/20/2014; Strike Price $16.30) (I)	30,935	92,805

		255,214
Materials - 0.01%
New Gold, Inc. (Expiration Date
06/28/2017; Strike Price CAD 15.00) (I)	47,190	37,170
Media - 0.04%
Charter Communications, Inc., Class A
(Expiration Date 11/30/2014; Strike
Price $46.86) (I)	39,877	209,354
Star Tribune Company (Expiration Date
09/28/2013; Strike price $151.23) (I)	5,140	0

		209,354

TOTAL WARRANTS (Cost $893,644)		$501,738

OPTIONS PURCHASED - 0.00%
Call Options - 0.00%
Over the Counter Purchase Call on the
USD vs. CAD (Expiration
04/01/2010 at $1.30) (I)	102,000,000	102

164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS PURCHASED (continued)
Call Options (continued)
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
04/20/2010; Strike Price: $1.30). (I)		$102,000,000	$102

			204

TOTAL OPTIONS PURCHASED (Cost $2,126,700)			$204

SHORT-TERM INVESTMENTS - 6.38%
Repurchase Agreement - 0.09%
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $423,000 on 04/01/2010,
collateralized by $285,000 Federal
Home Loan Mortgage Corp., 5.050%
due 01/26/2015 (valued at $314,569,
including interest) and $120,000 Federal
Home Loan Mortgage Corp., 2.250%
due 08/24/2012 (valued at $121,200,
including interest).		$423,000	423,000
Short-Term Securities* - 6.29%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010		31,400,000	31,400,000
Securities Lending Collateral - 0.00%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)		19	186

TOTAL SHORT-TERM INVESTMENTS (Cost $31,823,186)			$31,823,186

Total Investments (High Income Trust)
(Cost $478,853,777) - 92.20%			$460,230,343
Other assets and liabilities, net - 7.80%			38,937,514

TOTAL NET ASSETS - 100.00%			$499,167,857

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.24%
Argentina - 0.07%
Republic of Argentina
7.000%, 09/12/2013		$1,141,000	1,021,195
11.750%, 05/20/2011 (H)		275,000	79,287

			1,100,482
Brazil - 0.89%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	24,042,000	13,362,074

			13,362,074
Indonesia - 0.44%
Republic of Indonesia
9.750%, 05/15/2037	IDR	14,208,000,000	1,457,549
10.250%, 07/15/2022 to 07/15/2027		30,730,000,000	3,518,373
11.000%, 09/15/2025		13,687,000,000	1,640,248

			6,616,170
Panama - 0.22%
Republic of Panama, Bond
9.375%, 04/01/2029		$2,450,000	3,325,875

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.00%
Government of Russia, Eurobond
7.500%, 03/31/2030	$4,700	$5,417
Turkey - 0.97%
Republic of Turkey
6.750%, 05/30/2040	3,254,000	3,197,055
6.875%, 03/17/2036	10,615,000	10,721,150
7.000%, 09/26/2016 to 06/05/2020	677,000	749,450

		14,667,655
Venezuela - 0.65%
Republic of Venezuela
0.00%, 04/15/2020	346,000	93,420
5.750%, 02/26/2016	6,671,000	4,836,475
7.650%, 04/21/2025	925,000	603,562
8.500%, 10/08/2014	433,000	376,710
9.375%, 01/13/2034	2,054,000	1,504,555
10.750%, 09/19/2013	2,420,000	2,365,550

		9,780,272

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $51,619,942)		$48,857,945

CORPORATE BONDS - 81.61%
Advertising - 0.20%
Affinion Group, Inc.
10.125%, 10/15/2013	2,755,000	2,823,875
11.500%, 10/15/2015	190,000	194,750

		3,018,625
Aerospace & Defense - 1.14%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	11,135,000	10,411,225
TransDigm, Inc.
7.750%, 07/15/2014 (S)	1,845,000	1,891,125
Triumph Group, Inc.
8.000%, 11/15/2017	850,000	850,000
Wyle Services Corp.
10.500%, 04/01/2018 (S)	4,065,000	4,075,163

		17,227,513
Agriculture - 0.09%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	1,280,000	1,337,600
Airlines - 1.69%
American Airlines, Inc.
10.500%, 10/15/2012 (S)	1,770,000	1,885,050
Continental Airlines, Inc.
7.339%, 04/19/2014	4,960,000	4,836,000
Continental Airlines, Inc., Class B
9.250%, 05/10/2017	255,000	271,575
Delta Air Lines, Inc.
7.711%, 09/18/2011	8,775,000	8,731,125
8.954%, 08/10/2014	3,329,003	3,104,295
9.500%, 09/15/2014 (S)	2,890,000	3,038,112
9.750%, 12/17/2016	2,000,000	2,060,000
Delta Air Lines, Inc., Class B
8.021%, 08/10/2022	1,684,340	1,549,593

		25,475,750
Apparel - 0.54%
Oxford Industries, Inc.
11.375%, 07/15/2015	7,355,000	8,200,825

165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Manufacturers - 0.85%
General Motors Corp.
7.200%, 01/15/2011 (H)	$17,280,000	$6,350,400
8.375%, 07/15/2033 (H)	17,005,000	6,376,875

		12,727,275
Auto Parts & Equipment - 0.04%
Lear Corp.
8.125%, 03/15/2020	300,000	304,125
Penhall International Corp.
12.000%, 08/01/2014 (S)	310,000	233,275

		537,400
Banks - 1.68%
ICICI Bank, Ltd.
6.375%, 04/30/2022 (S)	2,434,000	2,291,691
ICICI Bank, Ltd., (6.375% to 04/30/2017,
then 6 month LIBOR +228 bps)
maturing at 04/30/2022	1,907,000	1,797,347
NB Capital Trust IV
8.250%, 04/15/2027	1,300,000	1,313,000
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)	2,344,000	2,431,786
7.125%, 01/14/2014	6,845,000	7,426,825
9.000%, 06/11/2014 (S)	2,330,000	2,687,888
Santander Finance Preferred SA
Unipersonal, (10.500% until 09/29/2014,
then 3 month LIBOR +767.3 bps)
maturing at 12/31/2049	2,490,000	2,775,541
The Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	3,350,000	3,254,448
5.050%, 01/08/2015	1,450,000	1,372,948

		25,351,474
Biotechnology - 0.38%
FMC Finance III SA
6.875%, 07/15/2017	3,160,000	3,286,400
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (S)	2,470,000	2,482,350

		5,768,750
Building Materials - 1.12%
Nortek, Inc.
11.000%, 12/01/2013	6,368,177	6,829,870
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	6,380,000	6,826,600
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	1,000,000	1,012,500
USG Corp.
9.750%, 08/01/2014 (S)	2,000,000	2,120,000

		16,788,970
Chemicals - 1.36%
Ashland, Inc.
9.125%, 06/01/2017 (S)	5,715,000	6,400,800
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)	3,590,000	3,756,037
Hexion Finance Escrow LLC
8.875%, 02/01/2018 (S)	2,410,000	2,373,850
Kerling PLC
10.625%, 01/28/2017 (S)	2,053,000	2,911,530
Solutia, Inc.
7.875%, 03/15/2020	$2,480,000	2,514,100
8.750%, 11/01/2017	2,400,000	2,532,000

		20,488,317

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Coal - 1.06%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	$1,730,000	$1,797,124
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	4,060,000	4,171,650
International Coal Group, Inc.
9.125%, 04/01/2018	5,360,000	5,460,500
Murray Energy Corp.
10.250%, 10/15/2015 (S)	4,200,000	4,305,000
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	250,000	160,000

		15,894,274
Commercial Services - 3.10%
Altegrity, Inc.
10.500%, 11/01/2015 (S)	760,000	714,400
11.750%, 05/01/2016 (S)	8,764,000	7,799,960
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)	2,918,000	2,954,475
Ashtead Holdings PLC
8.625%, 08/01/2015 (S)	885,000	885,000
Avis Budget Car Rental LLC
9.625%, 03/15/2018 (S)	1,200,000	1,254,000
Ceridian Corp., PIK
12.250%, 11/15/2015	5,479,425	5,260,248
Garda World Security Corp.
9.750%, 03/15/2017 (S)	1,610,000	1,649,801
H&E Equipment Services, Inc.
8.375%, 07/15/2016	4,350,000	4,208,625
Pharmanet Development Group, Inc.
10.875%, 04/15/2017 (S)	900,000	911,250
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	5,385,000	5,708,100
Sotheby’s
7.750%, 06/15/2015	2,260,000	2,296,725
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	6,275,000	6,463,250
Trico Shipping AS
11.875%,	6,910,000	6,599,050

		46,704,884
Diversified Financial Services - 9.67%
AES Ironwood LLC
8.857%, 11/30/2025	419,044	410,663
Astoria Depositor Corp. , Series B
8.144%, 05/01/2021 (S)	3,460,000	3,373,500
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR +364 bps)
maturing at 12/29/2049	983,000	1,002,984
BankAmerica Institutional
Capital, Series A
8.070%, 12/31/2026 (S)	3,200,000	3,224,000
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	9,920,000	8,630,400
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	20,433,950	18,887,607
Credit Agricole SA, (8.375% to
10/13/2019, then 3 month LIBOR
+ 698.2 bps)
maturing at 10/29/2049 (S)	3,000,000	3,247,500
Ford Motor Credit Company LLC
7.500%, 08/01/2012	1,390,000	1,439,319
12.000%, 05/15/2015	20,495,000	24,485,295

166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	$5,545,000	$6,182,675
GMAC, Inc.
0.00%, 12/01/2012 to 06/15/2015	15,230,000	10,417,025
7.500%, 12/31/2013	1,110,000	1,129,425
8.000%, 12/31/2018 to 03/15/2020 (S)	2,672,000	2,693,120
International Lease Finance Corp.
5.625%, 09/20/2013	2,670,000	2,518,539
6.375%, 03/25/2013	1,570,000	1,534,293
8.750%, 03/15/2017 (S)	1,690,000	1,728,926
JPMorgan Chase & Company, Series 1,
(7.900% to 04/30/2018, then 3 month
LIBOR + 347 bps)
maturing at 04/29/2049	185,000	197,229
JSG Funding PLC
7.750%, 04/01/2015	2,360,000	2,312,800
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	3,825,000	3,958,875
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)	6,255,000	1,454,288
Lukoil International Finance BV
6.356%, 06/07/2017	3,860,000	3,966,150
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	1,190,000	1,213,800
New Communications Holdings, Inc.
8.750%, 04/15/2022 (S)	250,000	250,000
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	2,170,000	1,953,000
7.000%, 05/01/2017 (S)	3,380,000	2,906,800
SLM Corp.
8.000%, 03/25/2020	9,690,000	9,435,725
8.450%, 06/15/2018	5,460,000	5,522,031
TNK-BP Finance SA
6.625%, 03/20/2017 (S)	2,895,000	2,974,612
7.500%, 07/18/2016 (S)	3,033,000	3,298,388
7.875%, 03/13/2018 (S)	3,340,000	3,661,475
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	4,750,000	4,898,438
VeraSun Energy Corp.
9.375%, 06/01/2049 (I)	2,985,000	194,025
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)	6,600,000	6,534,000

		145,636,907
Electric - 4.80%
Colbun SA
6.000%, 01/21/2020 (S)	1,900,000	1,910,551
Edison Mission Energy
7.625%, 05/15/2027	10,850,000	6,944,000
7.750%, 06/15/2016	4,550,000	3,321,500
EEB International, Ltd.
8.750%, 10/31/2014 (S)	3,380,000	3,751,800
Energy Future Holdings Corp.
10.875%, 11/01/2017	10,010,000	7,432,425
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	58,691,194	39,910,012
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	326,503	346,909
10.060%, 12/30/2028	7,989,214	8,588,405

		72,205,602

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electronics - 0.64%
Jabil Circuit, Inc.
7.750%, 07/15/2016	$2,440,000	$2,568,100
8.250%, 03/15/2018	1,060,000	1,144,800
NXP BV / NXP Funding LLC
7.875%, 10/15/2014	6,110,000	5,957,250

		9,670,150
Energy-Alternate Sources - 0.02%
Headwaters, Inc.
11.375%, 11/01/2014 (S)	280,000	292,250
Entertainment - 1.87%
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	2,752,000	1,871,360
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	7,500,000	6,825,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	40,725
Indianapolis Downs Capital LLC
11.000%, 11/01/2012 (S)	2,705,000	1,798,825
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	3,415,000	2,646,625
8.000%, 04/01/2012	1,690,000	1,559,025
11.500%, 11/01/2017 (S)	2,920,000	3,109,800
Penn National Gaming, Inc.
8.750%, 08/15/2019 (S)	1,890,000	1,918,350
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017 (S)	5,050,000	4,936,375
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	2,960,000	2,160,800
9.125%, 02/01/2015 (S)	1,645,000	1,266,650

		28,133,535
Food - 0.54%
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	2,090,000	2,116,125
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	5,940,000	6,014,250

		8,130,375
Forest Products & Paper - 3.08%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	3,372,089	3,544,909
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)	1,260,000	1,253,700
11.250%, 12/15/2015 (S)	9,032,000	7,767,520
Boise Paper Holdings LLC
8.000%, 04/01/2020 (S)	515,000	516,288
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	5,725,000	6,240,250
NewPage Corp.
11.375%, 12/31/2014	10,170,000	10,119,150
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	3,215,000	2,813,125
Verso Paper Holdings LLC
11.500%, 07/01/2014 (S)	8,615,000	9,304,200
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	4,925,000	4,777,250

		46,336,392
Healthcare Products - 0.70%
Biomet, Inc.
10.000%, 10/15/2017	4,080,000	4,498,200
Biomet, Inc., PIK
10.375%, 10/15/2017	2,125,000	2,337,500

167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)	$1,650,000	$1,406,625
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	2,305,000	2,293,475

		10,535,800
Healthcare Services - 4.56%
CRC Health Corp.
10.750%, 02/01/2016	17,635,000	15,915,587
HCA, Inc.
6.250%, 02/15/2013	40,000	39,700
6.300%, 10/01/2012	6,690,000	6,681,637
7.500%, 11/06/2033	2,800,000	2,436,000
HCA, Inc., PIK
9.625%, 11/15/2016	6,657,000	7,131,311
Tenet Healthcare Corp.
10.000%, 05/01/2018 (S)	10,832,000	12,131,840
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	15,676,220	14,853,218
U.S. Oncology, Inc.
9.125%, 08/15/2017	4,370,000	4,566,650
Vanguard Health Holding Company II LLC
8.000%, 02/01/2018 (S)	5,040,000	4,901,400

		68,657,343
Holding Companies - 0.63%
Express LLC / Express Finance Corp.
8.750%, 03/01/2018 (S)	3,030,000	3,045,150
Leucadia National Corp.
7.750%, 08/15/2013	1,695,000	1,762,800
8.125%, 09/15/2015	4,540,000	4,704,575

		9,512,525
Home Furnishings - 0.24%
Norcraft Holdings Capital
9.750%, 09/01/2012	3,729,000	3,542,550
Household Products - 0.70%
ACCO Brands Corp.
10.625%, 03/15/2015 (S)	5,835,000	6,374,737
American Achievement Corp.
8.250%, 04/01/2012 (S)	1,756,000	1,738,440
American Greetings Corp.
7.375%, 06/01/2016	2,447,000	2,413,570

		10,526,747
Housewares - 0.26%
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	3,680,000	3,873,200
Insurance - 1.09%
American International Group, Inc.
5.450%, 05/18/2017	7,045,000	6,481,005
8.250%, 08/15/2018	6,015,000	6,311,419
(8.175% to 05/15/2038, then 3 month
LIBOR + 419.5 bps)maturing
at 05/15/2058	1,970,000	1,664,650
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)	1,890,000	1,927,800

		16,384,874
Internet - 0.30%
GXS Worldwide, Inc.
9.750%, 06/15/2015 (S)	2,670,000	2,569,875
NetFlix, Inc.
8.500%, 11/15/2017	1,840,000	1,932,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Internet (continued)
Semgroup, L.P.
8.750%, 11/15/2049 (I)(S)	$12,970,000	$0

		4,501,875
Iron & Steel - 2.32%
Evraz Group SA
8.875%, 04/24/2013 (S)	6,560,000	6,880,867
9.500%, 04/24/2018 (S)	1,010,000	1,084,487
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	6,295,000	6,751,387
Metals USA, Inc.
11.125%, 12/01/2015	14,846,000	15,588,300
Ryerson Holding Corp.
0.00%, 02/01/2015 (S)	9,900,000	4,603,500

		34,908,541
Leisure Time - 0.48%
NCL Corp., Ltd.
11.750%, 11/15/2016 (S)	6,650,000	7,231,875
Lodging - 3.48%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	3,885,000	4,069,537
Boyd Gaming Corp.
6.750%, 04/15/2014	2,905,000	2,534,612
7.125%, 02/01/2016	2,770,000	2,312,950
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	2,379,000	1,564,192
10.000%, 12/15/2015	2,087,000	1,852,213
10.750%, 02/01/2016	8,699,000	7,241,918
11.250%, 06/01/2017	11,294,000	12,169,285
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	10,863,000	5,214,240
MGM Mirage, Inc.
8.375%, 02/01/2011	10,359,000	10,333,103
9.000%, 03/15/2020 (S)	3,140,000	3,218,500
10.375%, 05/15/2014 (S)	770,000	848,925
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	10,293,000	694,778
6.500%, 02/01/2014 (H)	2,340,000	2,925
6.625%, 03/15/2018 (H)	2,257,000	2,821
7.750%, 08/15/2016 (H)	5,098,000	369,605

		52,429,604
Media - 3.80%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)	2,951,397	3,536,200
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)	1,540,000	1,478,400
13.250%, 07/15/2015 (S)	3,250,000	3,152,500
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	16,180,000	18,101,375
Clear Channel Communications, Inc.
6.250%, 03/15/2011	2,370,000	2,292,975
CMP Susquehanna Corp.
9.875%, 05/15/2014 (S)	221,000	82,875
DISH DBS Corp.
7.875%, 09/01/2019	8,770,000	9,120,800
Net Servicos De Comunicacao SA
7.500%, 01/27/2020 (S)	2,700,000	2,848,500
Nielsen Finance LLC, zero coupon, Steps
up to 12.500% on 08/01/2011
maturing at 08/01/2016	4,150,000	3,942,500
Sun Media Corp.
7.625%, 02/15/2013	1,460,000	1,432,625

168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	$3,162,000	$55,335
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	7,400,000	8,103,000
UPC Holding BV
9.875%, 04/15/2018 (S)	2,925,000	3,071,250

		57,218,335
Mining - 1.48%
FMG Finance Pty, Ltd.
10.625%, 09/01/2016 (S)	3,810,000	4,391,025
Novelis, Inc.
7.250%, 02/15/2015	1,015,000	979,475
11.500%, 02/15/2015	1,575,000	1,695,094
Teck Resources, Ltd.
9.750%, 05/15/2014	2,885,000	3,418,725
10.750%, 05/15/2019	1,460,000	1,788,500
Vale Overseas, Ltd.
6.875%, 11/21/2036	2,635,000	2,726,039
8.250%, 01/17/2034	2,339,000	2,742,789
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	4,130,000	4,528,385

		22,270,032
Miscellaneous Manufacturers - 0.57%
American Railcar Industries, Inc.
7.500%, 03/01/2014	1,420,000	1,356,100
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	1,130,000	1,125,762
Eastman Kodak Company
7.250%, 11/15/2013	1,520,000	1,447,800
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	4,405,000	4,658,287

		8,587,949
Oil & Gas - 7.63%
Belden & Blake Corp.
8.750%, 07/15/2012	16,501,000	15,428,435
Berry Petroleum Company
10.250%, 06/01/2014	5,105,000	5,628,262
Chesapeake Energy Corp.
6.250%, 01/15/2018	8,915,000	8,491,537
7.250%, 12/15/2018	4,646,000	4,646,000
Corral Petroleum Holdings AB, PIK
1.751%, 04/15/2010 (S)	15,527,460	12,577,243
Denbury Resources, Inc.
8.250%, 02/15/2020	4,185,000	4,436,100
Hercules Offshore LLC
10.500%, 10/15/2017 (S)	3,225,000	3,216,938
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	3,450,000	3,876,938
Linn Energy LLC
8.625%, 04/15/2020 (S)	2,350,000	2,350,000
Mariner Energy, Inc.
7.500%, 04/15/2013	2,210,000	2,226,575
OPTI Canada, Inc.
8.250%, 12/15/2014	2,175,000	2,044,500
9.000%, 12/15/2012 (S)	3,890,000	4,006,700
Parker Drilling Co.
9.125%, 04/01/2018 (S)	3,330,000	3,409,088
Petrobras International Finance Company
6.875%, 01/20/2040	2,355,000	2,430,796
PetroHawk Energy Corp.
9.125%, 07/15/2013	3,830,000	3,997,563
Plains Exploration & Production Company
10.000%, 03/01/2016	5,975,000	6,602,375

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Quicksilver Resources, Inc.
8.250%, 08/01/2015	$4,390,000	$4,477,800
11.750%, 01/01/2016	6,780,000	7,763,100
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	2,355,000	2,237,250
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	12,060,000	11,728,350
Stone Energy Corp.
8.625%, 02/01/2017	3,340,000	3,289,900

		114,865,450
Oil & Gas Services - 0.82%
Basic Energy Services, Inc.
11.625%, 08/01/2014	2,170,000	2,387,000
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	1,480,000	1,483,700
Complete Production Services, Inc.
8.000%, 12/15/2016	4,090,000	4,049,100
Key Energy Services, Inc.
8.375%, 12/01/2014	4,380,000	4,429,275

		12,349,075
Packaging & Containers - 0.31%
Berry Plastics Corp.
8.875%, 09/15/2014	2,335,000	2,279,544
BWAY Corp.
10.000%, 04/15/2014 (S)	2,280,000	2,451,000

		4,730,544
Pipelines - 1.14%
Crosstex Energy Finance Corp.
8.875%, 02/15/2018 (S)	2,880,000	2,970,000
Dynegy Holdings, Inc.
7.750%, 06/01/2019	1,733,000	1,308,415
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	3,290,000	3,197,485
Enterprise Products Operating LLC,
(8.375% to 08/01/16, then 3 month
LIBOR + 370.75 bps)
maturing at 08/01/2066	4,220,000	4,283,300
Enterprise Products Operating LLC
(7.034% to 01/15/18, then 3 month
LIBOR + 268.00 bps)
maturing at 01/15/2068	3,665,000	3,486,331
MarkWest Energy Partners LP, Series B
8.750%, 04/15/2018	1,850,000	1,898,563

		17,144,094
Real Estate - 1.22%
Ashton Woods USA LLC, zero coupon,
Steps up to 11.000% on 06/30/2012
maturing at 06/30/2015 (S)	2,012,400	754,650
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)	2,590,000	2,667,700
Realogy Corp.
10.500%, 04/15/2014	17,150,000	14,791,875
Realogy Corp., PIK
11.000%, 04/15/2014	256,553	224,484

		18,438,709
Retail - 2.69%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	5,179,000	3,819,512
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	13,795,000	12,379,750

169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)	$3,580,000	$3,848,500
Michaels Stores, Inc., zero coupon, Steps
up to 13.00% on 11/01/2011
maturing at 11/01/2016	6,060,000	5,363,100
Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	2,429,562	2,478,153
QVC, Inc.
7.375%, 10/15/2020 (S)	1,515,000	1,522,575
Sbarro, Inc.
10.375%, 02/01/2015	4,145,000	3,481,800
Suburban Propane Partners LP
7.375%, 03/15/2020	2,720,000	2,764,200
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	5,404,000	4,809,560

		40,467,150
Semiconductors - 0.30%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	3,975,000	3,517,875
Freescale Semiconductor, Inc., PIK
9.125%, 12/15/2014	1,072,039	1,029,157

		4,547,032
Software - 0.91%
First Data Corp., PIK
10.550%, 09/24/2015	16,201,822	13,690,540
Telecommunications - 9.73%
ALLTEL Communications LLC, PIK
10.375%, 12/01/2017 (S)	4,950,000	5,756,553
Axtel SAB de CV
7.625%, 02/01/2017 (S)	9,550,000	9,551,729
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	2,316,000	2,524,440
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	2,610,000	2,061,900
Cricket Communications, Inc.
7.750%, 05/15/2016	5,800,000	6,017,500
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	5,244,000	5,514,310
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	5,405,000	541
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	600,000	624,000
Intelsat Corp.
9.250%, 08/15/2014	2,905,000	2,977,625
Intelsat Intermediate Holding
Company, Ltd., zero coupon, Steps up to
9.500% on 04/26/2010
maturing at 02/01/2015	4,640,000	4,802,400
Intelsat Jackson Holdings, Ltd.
9.500%, 06/15/2016	1,986,000	2,115,090
11.500%, 06/15/2016	21,325,000	22,924,375
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)	3,500,000	3,342,500
Sprint Capital Corp.
8.375%, 03/15/2012	6,890,000	7,165,600
8.750%, 03/15/2032	31,975,000	29,656,813
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	2,960,000	3,063,600
10.750%, 12/16/2013 (S)	18,924,000	19,740,925
TW Telecom Holdings, Inc.
8.000%, 03/01/2018 (S)	3,210,000	3,282,225

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016		$5,587,000	$6,082,846
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)		1,870,000	2,024,275
Virgin Media Finance PLC
9.125%, 08/15/2016		2,044,000	2,171,750
9.500%, 08/15/2016		1,130,000	1,234,525
Windstream Corp.
8.625%, 08/01/2016		3,790,000	3,875,275

			146,510,797
Tobacco - 0.29%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)		4,185,000	4,373,325
Transportation - 2.09%
Gulfmark Offshore, Inc.
7.750%, 07/15/2014		2,810,000	2,788,925
Kansas City Southern de Mexico SA
de CV
7.625%, 12/01/2013		1,565,000	1,600,213
8.000%, 02/01/2018 (S)		3,670,000	3,761,750
Kansas City Southern Railway Company
13.000%, 12/15/2013		3,000,000	3,570,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		3,210,000	3,169,875
RailAmerica, Inc.
9.250%, 07/01/2017		6,370,000	6,792,013
Teekay Corp.
8.500%, 01/15/2020		9,325,000	9,744,625

			31,427,401

TOTAL CORPORATE BONDS (Cost $1,194,132,230)			$1,228,652,235

DEFAULTED BONDS BEYOND MATURITY DATE - 0.53%
Packaging & Containers - 0.00%
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)		2,275,000	228
Republic of Argentina - 0.53%
Republic of Argentina
7.000%, 03/18/2004 (H)	ARS	2,185,000,000	594,425
Republic of Argentina
7.625%, 08/11/2007 (H)		4,400,000,000	1,262,204
Republic of Argentina
8.000%, 02/26/2008 (H)	EUR	450,000	248,283
Republic of Argentina
8.000%, 10/30/2009 (H)	ARS	1,425,000,000	402,585
Republic of Argentina
8.500%, 02/23/2005 (H)	EUR	2,003,000	551,215
Republic of Argentina
9.000%, 06/20/2003 (H)		925,000	493,494
Republic of Argentina
9.000%, 11/19/2008 (H)		222,000	121,437
Republic of Argentina
9.000%, 05/26/2009 (H)		300,000	174,234
Republic of Argentina
9.250%, 10/21/2002 (H)		1,075,000	566,260
Republic of Argentina
9.250%, 07/20/2004 (H)		600,000	321,320
Republic of Argentina
9.750%, 11/26/2003 (H)		1,975,000	1,069,148
Republic of Argentina
10.000%, 01/03/2007 (H)	ARS	1,075,000,000	293,395

170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATE (continued)
Republic of Argentina (continued)
Republic of Argentina
10.000%, 02/22/2007 (H)	EUR	825,000	$459,643
Republic of Argentina
10.000%, 09/07/2007 (H)		1,000,000	533,507
Republic of Argentina
10.500%, 11/14/2002 (H)		3,500,000	918,467

			8,009,617

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $7,861,321)			$8,009,845

CONVERTIBLE BONDS - 0.67%
Building Materials - 0.02%
Cemex SAB de CV
4.875%, 03/15/2015 (S)		$230,000	239,303
Real Estate - 0.05%
Annaly Capital Management, Inc.
4.000%, 02/15/2015		780,000	790,725
Transportation - 0.60%
Horizon Lines, Inc.
4.250%, 08/15/2012		10,285,000	9,012,231

TOTAL CONVERTIBLE BONDS (Cost $9,864,865)			$10,042,259

PREFERRED STOCKS - 2.42%
Financials - 2.42%
Commercial Banks - 0.19%
Santander Finance Preferred SA
Unipersonal, Series 10 10.500%		100,800	2,847,600
Consumer Finance - 0.39%
Capital One Capital V 10.250%		4,900,000	5,804,956
Diversified Financial Services - 1.84%
Bank of America Corp., Series K 8.000%		3,320,000	3,387,496
Citigroup, Inc. 7.500%		68,000	8,287,840
Citigroup Capital XII (8.500% to
03/30/2015, then 3 month LIBOR
+ 587 bps) (N)		197,875	5,089,345
Bank of America Corp., Series L 7.250%		11,220	10,939,500

			27,704,181

			36,356,737
Information Technology - 0.00%
Media - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (N)(S)		51,586	19,345

TOTAL PREFERRED STOCKS (Cost $32,446,085)			$36,376,082

COMMON STOCKS - 1.53%
Consumer Discretionary - 0.94%
Media - 0.94%
Charter Communications, Inc., Class A (I)		388,812	13,414,014
Dex One Corp. (I)		5,180	144,626
SuperMedia, Inc. (I)		13,935	569,942

			14,128,582
Energy - 0.06%
Gas Utilities - 0.06%
Semgroup LP, Class A (I)		33,559	964,821
Financials - 0.17%
Diversified Financial Services - 0.17%
CIT Group, Inc. (I)		65,838	2,565,048

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 0.03%
Building Products - 0.03%
Nortek, Inc. (I)	11,926	$477,040
Materials - 0.32%
Chemicals - 0.32%
Georgia Gulf Corp. (I)	262,400	4,851,776
Telecommunication Services - 0.01%
Diversified Telecommunication Services - 0.01%
Maxcom Telecomunicaciones SAB de
CV ADR (I)	13,302	61,854
XO Holdings, Inc. (I)	5,320	3,990
Viatel Holdings Bermuda, Ltd. (I)	38	10

		65,854

		65,854
Utilities - 0.00%
Electric Utilities - 0.00%
PNM Resources, Inc.	210	2,631

TOTAL COMMON STOCKS (Cost $32,620,960)		$23,055,752

TERM LOANS (M) - 6.10%
Aerospace & Defense - 0.28%
Hawker Beechcraft Acquisition
Company LLC
2.257%, 03/26/2014	4,971,090	4,170,391
Airlines - 0.39%
United Air Lines, Inc.
2.250%, 02/03/2014	6,801,741	5,873,786
Auto Manufacturers - 0.16%
Ford Motor Company
3.240%, 11/29/2013	2,455,695	2,368,210
Auto Parts & Equipment - 0.48%
Allison Transmission, Inc.
3.000%, 08/07/2014	7,212,439	6,854,391
Penhall Holding Company
9.631%, 04/01/2012	3,996,515	399,652

		7,254,043
Banks - 0.12%
HSBC Bank PLC
8.900%, 12/20/2010	62,682,000	1,732,562
Chemicals - 0.68%
Lyondell Chemical Company
3.977%, 12/20/2014	5,628,886	4,410,232
5.791%, 06/03/2010	5,494,576	5,840,734

		10,250,966
Electric - 0.77%
Energy Future Holdings Corp.
3.729%, 10/10/2014	9,929,540	8,048,388
NRG Energy, Inc.
1.978%, 02/01/2014	1,245,412	1,217,073
7.375%, 01/15/2017	2,400,000	2,376,000

		11,641,461
Healthcare Products - 0.32%
Bausch & Lomb, Inc.
3.540%, 04/11/2015	4,875,084	4,757,063
Healthcare Services - 0.78%
Community Health Systems, Inc.
2.501%, 07/25/2014	4,892,098	4,763,705

171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Healthcare Services (continued)
IASIS Healthcare LLC / IASIS
Capital Corp.
6.289%, 06/15/2014	$7,507,741	$7,000,969

		11,764,674
Home Furnishings - 0.00%
Simmons Holdco, Inc., PIK
7.390%, 02/15/2012	3,958,740	9,897
Lodging - 0.14%
Harrah’s Operating Company, Inc.
9.500%, 10/31/2016	2,000,000	2,066,400
Media - 0.64%
Citadel Broadcasting Corp.
1.980%, 06/12/2014	1,000,000	890,500
Newsday LLC
10.500%, 08/01/2013	6,000,000	6,465,000
SuperMedia, Inc.
10.250%, 12/31/2015	2,467,479	2,312,492

		9,667,992
Oil & Gas - 0.82%
Ashmore Energy International
3.246%, 03/30/2012	4,246,831	3,923,010
Turbo Beta, Ltd.
14.500%, 03/15/2018	9,595,620	8,396,167

		12,319,177
Packaging & Containers - 0.06%
Berry Plastics Holding Company
2.234%, 04/03/2015	992,327	933,320
Real Estate - 0.36%
Realogy Corp.
13.500%, 10/15/2017	5,000,000	5,477,500
Retail - 0.10%
Michaels Stores, Inc.
4.812%, 07/31/2016	1,567,372	1,522,898

TOTAL TERM LOANS (Cost $89,501,544)		$91,810,340

WARRANTS - 0.02%
Banks - 0.00%
CNB Capital Trust I (Expiration
date: 03/23/2019) (I)(S)	58,949	1,565
Building Materials - 0.00%
Nortek, Inc. (Expiration date: 12/7/2014) (I)	14,700	36,750
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc. (Expiration date: 04/28/2014) (I)	6,339	0
Media - 0.00%
Charter Communications, Inc., Class A (Expiration date: 11/30/2014) (I)	6,978	27,912
Pipelines - 0.02%
Semgroup LP (Expiration date: 11/30/2014) (I)	35,326	264,945

TOTAL WARRANTS (Cost $209,924)		$331,172

SHORT-TERM INVESTMENTS - 2.53%
Repurchase Agreement - 2.46%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.02%
to be repurchased at $36,400,020 on
04/01/2010, collateralized by Federal
National Mortgage Association Discount
Notes, 0.000% due 04/26/2010 (valued
at $37,127,999, including interest)	$36,400,000	$36,400,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $615,000 on 04/01/2010,
collateralized by $170,000 Federal
National Mortgage Corp., 2.250% due
08/24/2012 (valued at $171,700,
including interest) and $460.000 Federal
National Mortgage Corp., 3.000% due
01/21/2014 (valued at $463,450,
including interest)	$615,000	$615,000

		37,015,000
Short-Term Securities* - 0.07%
Federal National Mortgage Association
Discount Notes, 0.220%, 08/26/2010 (F)	990,000	989,192
Securities Lending Collateral - 0.00%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	1,753	17,545

TOTAL SHORT-TERM INVESTMENTS (Cost $38,021,737)		$38,021,737

Total Investments (High Yield Trust)
(Cost $1,456,278,608) - 98.65%		$1,485,157,367
Other assets and liabilities, net - 1.35%		20,271,511

TOTAL NET ASSETS - 100.00%		$1,505,428,878

Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 36.46%
Consumer Discretionary - 1.94%
Media - 1.49%
Charter Communications, Inc., Class A (I)	62,371	$2,151,800
Comcast Corp., Class A	67,000	1,260,940
Dex One Corp. (I)	124,671	3,480,814
SuperMedia, Inc. (I)	2,737	111,943

		7,005,497
Multiline Retail - 0.45%
Target Corp.	40,000	2,104,000

		9,109,497
Consumer Staples - 0.73%
Beverages - 0.73%
Diageo PLC	125,000	2,101,819
PepsiCo, Inc.	20,000	1,323,200

		3,425,019

		3,425,019
Energy - 5.08%
Oil, Gas & Consumable Fuels - 5.08%
Callon Pete Company (I)	56,247	301,484
Canadian Oil Sands Trust	210,000	6,295,968
ConocoPhillips	110,000	5,628,700
Exxon Mobil Corp. (L)	125,000	8,372,500
Spectra Energy Corp.	145,000	3,266,850

		23,865,502

		23,865,502

172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 6.31%
Commercial Banks - 1.87%
Barclays PLC	150,000	$816,751
HSBC Holdings PLC	250,000	2,534,573
Wells Fargo & Company	174,800	5,439,771

		8,791,095
Consumer Finance - 1.16%
Capital One Financial Corp.	132,000	5,466,120
Diversified Financial Services - 3.17%
Bank of America Corp.	400,000	7,140,000
Citigroup, Inc. (I)	589,306	2,386,689
JPMorgan Chase & Company	120,000	5,370,000

		14,896,689
Real Estate Investment Trusts - 0.11%
iStar Financial, Inc. (I)(L)	110,200	505,818

		29,659,722
Health Care - 2.74%
Pharmaceuticals - 2.74%
Abbott Laboratories	27,000	1,422,360
Johnson & Johnson	50,000	3,260,000
Merck & Company, Inc.	220,000	8,217,000

		12,899,360

		12,899,360
Information Technology - 2.02%
Office Electronics - 0.31%
Xerox Corp.	150,000	1,462,500
Semiconductors & Semiconductor Equipment - 1.71%
Intel Corp.	200,000	4,452,000
Maxim Integrated Products, Inc.	120,000	2,326,800
Xilinx, Inc. (L)	50,000	1,275,000

		8,053,800

		9,516,300
Materials - 1.44%
Metals & Mining - 1.44%
Barrick Gold Corp.	12,600	483,084
Newmont Mining Corp.	110,000	5,602,300
Nucor Corp.	15,000	680,700

		6,766,084

		6,766,084
Telecommunication Services - 2.28%
Diversified Telecommunication Services - 1.49%
AT&T, Inc.	175,000	4,522,000
Verizon Communications, Inc.	80,000	2,481,600

		7,003,600
Wireless Telecommunication Services - 0.79%
Vodafone Group PLC	1,600,000	3,702,093

		10,705,693
Utilities - 13.92%
Electric Utilities - 6.08%
American Electric Power Company, Inc.	120,100	4,105,018
Duke Energy Corp.	300,000	4,896,000
FirstEnergy Corp. (L)	40,000	1,563,600
FPL Group, Inc.	100,000	4,833,000
Pinnacle West Capital Corp.	70,000	2,641,100
Progress Energy, Inc.	100,000	3,936,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Southern Company	200,000	$6,632,000

		28,606,718
Gas Utilities - 0.41%
AGL Resources, Inc.	50,000	1,932,500
Multi-Utilities - 7.35%
Ameren Corp.	125,000	3,260,000
CenterPoint Energy, Inc.	100,000	1,436,000
Consolidated Edison, Inc. (L)	80,000	3,563,200
Dominion Resources, Inc.	100,000	4,111,000
NiSource, Inc.	30,000	474,000
PG&E Corp. (L)	150,000	6,363,000
Public Service Enterprise Group, Inc.	150,000	4,428,000
Sempra Energy	70,000	3,493,000
TECO Energy, Inc. (L)	200,000	3,178,000
Xcel Energy, Inc.	200,000	4,240,000

		34,546,200
Water Utilities - 0.08%
American Water Works Company, Inc.	17,400	378,624

		65,464,042

TOTAL COMMON STOCKS (Cost $190,459,456)		$171,411,219

PREFERRED STOCKS - 4.12%
Consumer Discretionary - 0.15%
Automobiles - 0.15%
Motors Liquidation Company.,
Series C 6.250% (I)	85,000	729,300
Financials - 3.53%
Commercial Banks - 0.95%
Wells Fargo & Company, Series L 7.500%	4,600	4,494,200
Diversified Financial Services - 2.12%
Bank of America Corp., Series L 7.250%	5,350	5,216,250
Citigroup, Inc. 7.500%	18,300	2,230,404
Deutsche Bank AG - London,
Series CHK 12.000% (S)	60,000	1,507,080
GMAC, Inc. 7.000% (S)	1,341	1,022,177

		9,975,911
Real Estate Investment Trusts - 0.35%
FelCor Lodging Trust, Inc.,
Series A 1.950%	90,000	1,629,000
Thrifts & Mortgage Finance - 0.11%
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	94,900	120,523
Federal National Mortgage
Association, Series 08-1 8.750% (I)	56,800	90,880
Federal National Mortgage Association,
Series R 7.625% (I)	60,200	66,220
Federal National Mortgage Association,
Series Q 6.750% (I)	80,000	72,000
Federal National Mortgage Association,
Series S (8.250% to 12/13/10, then
3 month LIBOR + 423 bps) 8.250% (I)	79,300	100,711
Federal National Mortgage
Association 5.375% (I)	20	60,000

		510,334

		16,609,445
Health Care - 0.33%
Health Care Providers & Services - 0.33%
Tenet Healthcare Corp. 7.000%	1,500	1,541,775

173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS (continued)
Utilities - 0.11%
FPL Group, Inc. 8.375%		10,000	$508,000

TOTAL PREFERRED STOCKS (Cost $28,530,590)			$19,388,520

CORPORATE BONDS - 46.86%
Auto Manufacturers - 0.17%
General Motors Corp.
8.375%, 07/15/2033 (H)		2,100,000	787,500
Banks - 0.25%
Barclays Bank PLC
8.000%, 09/10/2010		100,000	1,157,100
Chemicals - 0.44%
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	1,749,430
Nalco Company
8.250%, 05/15/2017 (S)		$300,000	318,750

			2,068,180
Coal - 0.31%
Consol Energy, Inc.
8.250%, 04/01/2020 (S)		1,400,000	1,438,500
Commercial Services - 1.70%
Ceridian Corp.
11.250%, 11/15/2015		2,500,000	2,393,750
Hertz Corp.
8.875%, 01/01/2014		4,000,000	4,110,000
10.500%, 01/01/2016		1,395,000	1,497,881

			8,001,631
Computers - 0.58%
SunGard Data Systems, Inc.
10.625%, 05/15/2015		2,500,000	2,725,000
Diversified Financial Services - 8.72%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR +364 bps)
maturing at 12/29/2049		1,500,000	1,530,495
CEVA Group PLC
11.500%, 04/01/2018 (S)		2,200,000	2,264,926
Credit Suisse Securities USA
LLC, Series 0001
11.000%, 09/03/2010		7,500,000	1,239,750
Ford Motor Credit Company LLC
3.001%, 01/13/2012 (P)		1,500,000	1,456,875
7.250%, 10/25/2011		2,000,000	2,067,782
7.375%, 02/01/2011		2,000,000	2,049,938
7.500%, 08/01/2012		1,000,000	1,035,481
8.000%, 06/01/2014		2,000,000	2,105,512
12.000%, 05/15/2015		3,000,000	3,584,088
GMAC, Inc.
6.875%, 09/15/2011		1,899,000	1,929,859
8.000%, 03/15/2020 (S)		2,500,000	2,562,500
International Lease Finance Corp.
8.625%, 09/15/2015 (S)		700,000	715,580
8.750%, 03/15/2017 (S)		1,100,000	1,125,336
JPMorgan Chase & Company, Series 1,
(7.900% to 04/30/2018, then 3 month
LIBOR + 347 bps)
maturing at 12/31/2049		7,500,000	7,995,750
LBI Escrow Corp.
8.000%, 11/01/2017 (S)		1,100,000	1,138,500
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)		500,000	508,750
8.500%, 04/15/2020 (S)		500,000	503,750

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	$500,000	$450,000
7.000%, 05/01/2017 (S)	500,000	430,000
Wells Fargo Capital XIII, Series GMTN,
(7.70% to 03/26/2013, then 3 month US
LIBOR +389 bps)
maturing at 12/29/2049	900,000	929,250
Wells Fargo Capital XV, (9.75% to
09/26/2013, then 3 month US
LIBOR +583 bps)
maturing at 12/31/2049	4,800,000	5,376,000

		41,000,122
Electric - 3.83%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	1,000,000	1,022,500
CMS Energy Corp.
8.750%, 06/15/2019	1,000,000	1,129,090
Energy Future Holdings Corp.
10.875%, 11/01/2017	1,500,000	1,113,750
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	4,606,760	3,132,597
Intergen NV
9.000%, 06/30/2017 (S)	1,000,000	1,030,000
Public Service Company of New Mexico
7.950%, 05/15/2018	1,500,000	1,564,937
RRI Energy, Inc.
7.625%, 06/15/2014	900,000	841,500
7.875%, 06/15/2017	400,000	359,000
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016	2,246,940	1,539,154
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	7,500,000	5,212,500
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015	500,000	347,500
TXU Corp., Series P
5.550%, 11/15/2014	1,000,000	730,000

		18,022,528
Electronics - 0.26%
Sanmina-SCI Corp.
6.750%, 03/01/2013	700,000	700,000
8.125%, 03/01/2016	500,000	503,125

		1,203,125
Food - 0.52%
JBS USA LLC
11.625%, 05/01/2014 (S)	1,000,000	1,140,000
SUPERVALU, Inc.
8.000%, 05/01/2016	1,300,000	1,316,250

		2,456,250
Healthcare Services - 7.05%
Community Health Systems, Inc.
8.875%, 07/15/2015	3,500,000	3,622,500
DaVita, Inc.
6.625%, 03/15/2013	1,000,000	1,006,250
7.250%, 03/15/2015	1,700,000	1,734,000
HCA, Inc.
6.500%, 02/15/2016	2,200,000	2,087,250
7.875%, 02/15/2020 (S)	2,000,000	2,093,750
8.500%, 04/15/2019 (S)	3,500,000	3,764,688
9.250%, 11/15/2016	4,000,000	4,252,500

174

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Tenet Healthcare Corp.
7.375%, 02/01/2013	$1,000,000	$1,010,000
9.000%, 05/01/2015 (S)	3,250,000	3,501,875
9.250%, 02/01/2015	3,500,000	3,670,625
10.000%, 05/01/2018 (S)	3,250,000	3,640,000
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	1,796,491	1,702,175
U.S. Oncology, Inc.
9.125%, 08/15/2017	1,000,000	1,045,000

		33,130,613
Home Builders - 0.14%
KB Home
5.750%, 02/01/2014	700,000	679,000
Household Products - 0.07%
Jarden Corp.
8.000%, 05/01/2016	300,000	314,250
Insurance - 1.19%
Liberty Mutual Group, Inc., (10.750% to
6/15/2038 then 3 month US LIBOR
+ 712 bps)
maturing at 06/15/2058 (S)	5,000,000	5,600,000
Lodging - 0.56%
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	450,000	484,875
MGM Mirage, Inc.
6.750%, 04/01/2013	500,000	452,500
Wyndham Worldwide Corp.
9.875%, 05/01/2014	1,500,000	1,703,541

		2,640,916
Machinery-Construction & Mining - 0.62%
Terex Corp.
8.000%, 11/15/2017	3,000,000	2,917,500
Machinery-Diversified - 0.18%
The Manitowoc Company, Inc.
9.500%, 02/15/2018	800,000	834,000
Media - 4.00%
Cablevision Systems Corp., Series B
8.000%, 04/15/2012	2,700,000	2,885,625
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)	4,766,957	5,684,596
Cequel Communications Holdings I LLC
and Cequel Capital Corp.
8.625%, 11/15/2017 (S)	1,000,000	1,027,500
Clear Channel Worldwide Holdings,
Inc., Series A
9.250%, 12/15/2017 (S)	200,000	207,750
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017 (S)	800,000	836,000
DISH DBS Corp.
7.750%, 05/31/2015	5,000,000	5,225,000
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	500,000	547,500
Univision Communications, Inc., PIK
9.750%, 03/15/2015 (S)	2,769,390	2,388,599

		18,802,570
Miscellaneous Manufacturers - 1.25%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	2,000,000	2,080,000
RBS Global, Inc.
9.500%, 08/01/2014 (S)	2,628,000	2,733,120

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
RBS Global, Inc. (continued)
11.750%, 08/01/2016	$1,000,000	$1,072,500

		5,885,620
Oil & Gas - 8.82%
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)	750,000	772,500
Bill Barrett Corp.
9.875%, 07/15/2016	200,000	215,500
Callon Petroleum Company
13.000%, 09/15/2016	1,125,000	956,250
Chesapeake Energy Corp.
6.500%, 08/15/2017	2,400,000	2,322,000
6.875%, 11/15/2020	300,000	291,750
7.250%, 12/15/2018	4,500,000	4,500,000
9.500%, 02/15/2015	2,600,000	2,827,500
Denbury Resources, Inc.
8.250%, 02/15/2020	600,000	636,000
Forest Oil Corp.
8.500%, 02/15/2014	2,000,000	2,110,000
Holly Corp.
9.875%, 06/15/2017 (S)	2,000,000	2,060,000
Linn Energy LLC
8.625%, 04/15/2020 (S)	1,700,000	1,700,000
Mariner Energy, Inc.
7.500%, 04/15/2013	500,000	503,750
11.750%, 06/30/2016	700,000	785,750
Newfield Exploration Company
6.625%, 04/15/2016	2,500,000	2,543,750
PetroHawk Energy Corp.
7.875%, 06/01/2015	4,000,000	4,075,000
10.500%, 08/01/2014	1,600,000	1,766,000
Pioneer Natural Resources Company
6.650%, 03/15/2017	750,000	749,835
6.875%, 05/01/2018	1,500,000	1,499,162
Plains Exploration & Production Company
7.750%, 06/15/2015	1,500,000	1,520,625
10.000%, 03/01/2016	1,000,000	1,105,000
Quicksilver Resources, Inc.
11.750%, 01/01/2016	500,000	572,500
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	940,000
7.500%, 11/30/2016	800,000	706,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	1,000,000	950,000
9.875%, 05/15/2016 (S)	1,200,000	1,233,000
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	2,000,000	1,870,000
Western Refining, Inc.
11.250%, 06/15/2017 (S)	2,500,000	2,250,000

		41,461,872
Oil & Gas Services - 0.43%
SEACOR Holdings, Inc.
7.375%, 10/01/2019	1,000,000	1,029,353
SESI LLC
6.875%, 06/01/2014	1,000,000	980,000

		2,009,353
Pipelines - 2.01%
Dynegy Holdings, Inc.
7.500%, 06/01/2015	1,220,000	1,012,600
7.750%, 06/01/2019	1,000,000	755,000
8.375%, 05/01/2016	4,000,000	3,320,000
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	550,000	534,534

175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
El Paso Corp.
7.250%, 06/01/2018	$2,500,000	$2,579,768
7.750%, 01/15/2032	300,000	294,783
12.000%, 12/12/2013	800,000	936,000

		9,432,685
Real Estate - 1.45%
Duke Realty LP
5.950%, 02/15/2017	600,000	589,893
HCP, Inc.
6.700%, 01/30/2018	1,250,000	1,273,933
Host Hotels & Resorts LP
6.375%, 03/15/2015	1,470,000	1,458,975
9.000%, 05/15/2017 (S)	600,000	648,000
Host Marriott LP
7.125%, 11/01/2013	500,000	508,750
iStar Financial, Inc.
8.625%, 06/01/2013	2,750,000	2,351,250

		6,830,801
Retail - 1.24%
Dollar General Corp.
10.625%, 07/15/2015	2,917,000	3,201,408
Dollar General Corp., PIK
11.875%, 07/15/2017	1,718,000	2,001,470
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016	600,000	645,000

		5,847,878
Savings & Loans - 0.00%
Washington Mutual Preferred Funding
9.750%, (H)(S)	500,000	14,375
Semiconductors - 0.18%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	200,000	191,000
10.125%, 12/15/2016	750,000	663,750

		854,750
Software - 0.75%
First Data Corp.
9.875%, 09/24/2015	4,100,000	3,520,250
Telecommunications - 0.14%
Crown Castle International Corp.
9.000%, 01/15/2015	600,000	649,500

TOTAL CORPORATE BONDS (Cost $211,561,422)		$220,285,869

MUNICIPAL BONDS - 0.31%
California - 0.31%
State of California
7.950%, 03/01/2036	1,400,000	1,436,498

TOTAL MUNICIPAL BONDS (Cost $1,401,652)		$1,436,498

CONVERTIBLE BONDS - 2.28%
Banks - 0.30%
CapitalSource, Inc.
4.000%, 07/15/2034	1,500,000	1,436,250
Diversified Financial Services - 1.19%
The Goldman Sachs Group, Inc.
9.000%, 08/20/2010 (S)	4,500,000	2,065,725
10.550%, 07/21/2010 (S)	2,000,000	1,189,640
12.500%, 04/01/2010 (S)	6,000,000	2,327,490

		5,582,855

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Real Estate - 0.52%
iStar Financial, Inc.
0.791%, 10/01/2012 (P)	$3,200,000	$2,433,600
Semiconductors - 0.27%
Advanced Micro Devices, Inc.
5.750%, 08/15/2012 (S)	520,000	518,050
5.750%, 08/15/2012	260,000	259,025
6.000%, 05/01/2015	500,000	479,375

		1,256,450

TOTAL CONVERTIBLE BONDS (Cost $16,624,388)		$10,709,155

TERM LOANS (M) - 3.52%
Auto Parts & Equipment - 0.58%
Allison Transmission, Inc.
5.220%, 08/07/2014	2,883,434	2,740,292
Commercial Services - 0.19%
U.S. Investigations Services, Inc.
3.271%, 02/21/2015	952,439	876,244
Electric - 0.51%
Texas Competitive Electric Holdings
Company LLC
5.989%, 10/10/2014	2,942,374	2,411,520
Media - 0.92%
Clear Channel Communications
3.878%, 11/13/2015	4,657,991	3,771,520
SuperMedia, Inc.
11.000%, 12/31/2015	590,434	553,348

		4,324,868
Semiconductors - 0.58%
Freescale Semiconductor, Inc.
12.500%, 12/15/2014	2,657,444	2,730,029
Software - 0.74%
First Data Corp.
5.446%, 09/24/2014	1,959,900	1,729,122
5.446%, 09/24/2014	1,955,000	1,729,065

		3,458,187

TOTAL TERM LOANS (Cost $20,881,757)		$16,541,140

WARRANTS - 0.02%
Media - 0.02%
Charter Communications, Inc., Class A
(Expiration Date 11/30/2014; Strike
Price $46.86) (I)	22,772	119,553

TOTAL WARRANTS (Cost $91,088)		$119,553

SHORT-TERM INVESTMENTS - 11.38%
Repurchase Agreement - 1.76%
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $8,265,000 on
04/01/2010, collateralized by
$8,410,000 Federal Home Loan Bank,
2.300% due 09/05/2013 (valued at
$8,431,025, including interest)	$8,265,000	8,265,000
Short-Term Securities* - 4.96%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	23,320,000	23,320,000

176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 4.66%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$2,188,580	$21,905,058

TOTAL SHORT-TERM INVESTMENTS (Cost $53,492,481)		$53,490,058

Total Investments (Income Trust)
(Cost $523,042,834) - 104.95%		$493,382,012
Other assets and liabilities, net - (4.95%)		(23,255,164)

TOTAL NET ASSETS - 100.00%		$470,126,848

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.65%
Australia - 4.04%
Australia & New Zealand Banking Group, Ltd.	150,766	$3,500,522
BHP Billiton, Ltd.	25,809	1,035,517
BlueScope Steel, Ltd. (I)	506,886	1,349,419
Commonwealth Bank of Australia, Ltd.	155,206	8,003,078
Foster’s Group, Ltd.	121,470	588,346
General Property Trust, Ltd.	2,446,132	1,288,820
Goodman Group	1,126,948	676,126
Macquarie Infrastructure Group	361,717	371,135
Macquarie Office Trust	3,006,714	786,363
Mirvac Group, Ltd.	737,940	996,788
National Australia Bank, Ltd.	104,454	2,632,575
Qantas Airways, Ltd. (I)	382,079	993,904
Stockland	655,398	2,395,533
Suncorp-Metway, Ltd.	190,093	1,486,938
TABCORP Holdings, Ltd.	169,222	1,070,313
Telstra Corp., Ltd.	483,559	1,325,621
Woodside Petroleum, Ltd.	79,596	3,419,614
Woolworths, Ltd.	51,902	1,332,247

		33,252,859
Austria - 0.28%
Erste Group Bank AG	29,743	1,248,461
OMV AG	27,928	1,048,744

		2,297,205
Belgium - 1.53%
Anheuser-Busch InBev NV	91,096	4,592,474
Belgacom SA	36,486	1,426,257
Colruyt SA	6,336	1,560,008
Delhaize Group SA	17,505	1,407,906
Dexia SA (I)	151,281	901,525
Fortis (I)	531,492	1,890,293
Mobistar SA	8,219	505,434
Nyrstar (I)	22,649	335,325

		12,619,222
Bermuda - 0.12%
Seadrill, Ltd. (L)	40,700	950,919
Canada - 2.03%
Bank of Montreal	49,100	2,980,372
Canadian National Railway Company	5,200	315,589
Canadian Pacific Railway, Ltd.	11,700	659,389
IGM Financial, Inc.	14,900	654,300
Magna International, Inc. (I)	23,400	1,448,028
Metro, Inc.	12,700	526,556
National Bank of Canada	33,335	2,029,672

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Penn West Energy Trust	13,100	$277,439
RONA, Inc. (I)	19,200	289,990
Royal Bank of Canada	38,400	2,247,325
Sun Life Financial, Inc., Canadian Exchange	38,100	1,225,547
Teck Resources, Ltd. (I)	56,200	2,448,531
The Toronto-Dominion Bank	21,100	1,572,658

		16,675,396
Denmark - 0.43%
H. Lundbeck AS	15,581	293,578
Novo Nordisk AS (L)	41,420	3,212,824

		3,506,402
Finland - 0.83%
Metso Oyj (L)	24,652	794,535
Neste Oil Oyj (L)	63,911	1,113,251
Nokia AB Oyj	160,380	2,494,113
Outokumpu Oyj (L)	28,089	617,468
Rautaruukki Oyj (L)	21,529	465,805
Sampo Oyj (L)	25,936	688,653
YIT Oyj	28,288	653,875

		6,827,700
France - 9.20%
Air Liquide SA	15,470	1,854,752
BNP Paribas	149,507	11,469,551
Carrefour SA	10,190	491,634
Casino Guichard Perrachon SA	10,378	877,786
Cie de Saint-Gobain SA	29,636	1,421,674
Dassault Systemes SA	13,567	803,262
Essilor International SA	36,352	2,319,122
Eutelsat Communications	9,885	351,142
France Telecom SA	84,136	2,014,993
GDF Suez	20,185	780,384
Hermes International SA	10,833	1,505,880
Iliad SA (L)	1,974	203,396
L’Oreal SA	16,584	1,742,407
Lafarge SA	7,440	522,630
Lagardere S.C.A	16,421	665,168
LVMH Moet Hennessy SA	7,099	828,550
Natixis (I)	92,247	497,060
Nexans SA	5,501	469,371
Peugeot SA (I)	57,657	1,700,585
PPR	11,145	1,481,997
Publicis Groupe SA	14,801	633,763
Renault SA (I)	53,694	2,521,264
Rhodia SA (I)	89,629	1,859,983
Sanofi-Aventis SA	225,242	16,816,389
Schneider Electric SA	9,816	1,149,672
Societe Generale	88,713	5,573,042
SOITEC (I)(L)	75,603	1,168,421
Technicolor (I)(L)	307,538	448,145
Technip SA	32,924	2,672,619
Total SA	139,500	8,101,566
Valeo SA (I)	17,882	636,990
Vivendi SA	70,849	1,898,356
Wendel	4,788	284,908

		75,766,462
Germany - 4.23%
Adidas-Salomon AG	12,300	656,780
Aixtron AG (L)	44,198	1,590,288
BASF SE	64,210	3,984,316
Beiersdorf AG	8,638	516,037
Deutsche Bank AG	17,357	1,335,737
Deutsche Post AG	25,445	440,645

177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Telekom AG	80,114	$1,086,271
E.ON AG	45,888	1,694,668
Hannover Rueckversicherung AG (I)	36,158	1,786,303
Heidelberger Druckmaschinen AG (I)(L)	49,277	354,800
Hochtief AG	8,259	693,067
Infineon Technologies AG (I)	465,182	3,231,711
Kloeckner & Company SE (I)	44,594	1,318,277
Lanxess AG	9,854	454,132
Metro AG	8,340	494,777
MTU Aero Engines Holding AG	23,848	1,387,645
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	5,229	848,755
Norddeutsche Affinerie AG	28,561	1,469,421
Puma AG	2,741	868,687
RWE AG	10,051	890,897
Salzgitter AG	20,078	1,860,115
SAP AG	102,078	4,945,627
Software AG	11,626	1,385,026
Suedzucker AG	53,599	1,183,175
Vossloh AG	3,167	338,327

		34,815,484
Greece - 0.48%
Alpha Bank A.E. (I)	33,653	321,551
National Bank of Greece SA (I)	99,356	2,008,915
OPAP SA	50,871	1,157,788
Public Power Corp. SA (I)	27,930	493,973

		3,982,227
Hong Kong - 1.25%
CLP Holdings, Ltd.	523,096	3,734,662
Esprit Holdings, Ltd.	56,730	446,555
Hong Kong & China Gas Company, Ltd.	422,000	1,051,984
Hong Kong Electric Holdings, Ltd.	402,646	2,385,725
Noble Group, Ltd.	374,766	817,381
Pacific Basin Shipping, Ltd.	1,001,000	791,625
Yue Yuen Industrial Holdings, Ltd.	300,782	1,043,052

		10,270,984
Ireland - 0.72%
C&C Group PLC	194,938	882,910
CRH PLC	101,606	2,535,141
DCC PLC	25,135	652,279
Experian PLC	87,448	859,683
Kerry Group PLC	33,170	1,032,771

		5,962,784
Italy - 5.25%
Ansaldo STS SpA	37,619	770,202
Autostrade SpA	24,736	577,898
Azimut Holding SpA	52,496	664,123
Banca Monte dei Paschi di Siena SpA	291,775	431,672
Bulgari SpA (L)	130,878	1,066,685
Enel SpA	1,096,152	6,122,510
Eni SpA	524,031	12,306,443
Italcementi SpA - RSP	34,167	221,702
Luxottica Group SpA	27,104	725,516
Mediaset SpA	128,197	1,102,668
Parmalat SpA	443,926	1,218,736
Saipem SpA	46,962	1,819,797
Snam Rete Gas SpA	299,835	1,518,715
Telecom Italia SpA (I)	1,115,414	1,607,841
Telecom Italia SpA - RSP (I)	1,563,063	1,764,406
Tenaris SA	57,735	1,240,121
Terna Rete Elettrica Nazionale SpA	155,876	674,957

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
UniCredit Italiano SpA (I)	3,188,736	$9,411,794

		43,245,786
Japan - 24.57%
Advantest Corp.	50,200	1,248,199
Aiful Corp. (I)(L)	275,850	404,500
Aisin Seiki Company, Ltd.	20,400	611,307
Alps Electric Company, Ltd. (I)	153,754	1,061,570
Asahi Glass Company, Ltd.	211,000	2,366,908
Asahi Kasei Corp.	143,000	768,689
Astellas Pharma, Inc.	92,126	3,336,534
Bank of Yokohama, Ltd.	68,000	332,127
Canon, Inc.	28,600	1,322,151
Circle K Sunkus Company, Ltd.	18,000	223,206
Cosmo Oil Company, Ltd.	234,000	565,935
CyberAgent, Inc. (L)	764	1,351,842
Dai Nippon Printing Company, Ltd.	19,000	255,779
Daikyo, Inc. (I)	401,000	777,682
Dainippon Screen Manufacturing
Company, Ltd. (I)	235,000	1,099,340
Daito Trust Construction Company, Ltd.	37,900	1,828,651
Dena Company, Ltd.	83	613,712
Denki Kagaku Kogyo Kabushiki Kaisha	99,000	425,927
Denso Corp.	44,300	1,320,308
Don Quijote Company, Ltd.	35,000	873,510
Dowa Holdings Company, Ltd.	193,000	1,163,105
Ebara Corp. (I)	310,000	1,582,816
Eisai Company, Ltd. (L)	34,520	1,229,886
Electric Power Development Company, Ltd.	20,500	674,496
Elpida Memory, Inc. (I)	110,800	2,169,256
Fanuc, Ltd.	6,900	732,528
Fast Retailing Company, Ltd.	23,000	3,994,823
Fuji Heavy Industries, Ltd. (I)	310,884	1,601,214
Fujikura, Ltd.	119,000	686,395
Fujitsu, Ltd.	240,000	1,564,917
Hanwa Company, Ltd.	118,000	499,997
Haseko Corp. (I)	1,093,000	1,013,118
Hikari Tsushin, Inc.	20,400	331,316
Hirose Electric Company, Ltd.	7,200	827,590
Hitachi Construction
Machinery Company, Ltd.	39,000	922,110
Hitachi, Ltd. (I)(L)	423,000	1,576,771
Hokkaido Electric Power Company, Inc.	44,301	850,150
Honda Motor Company, Ltd.	175,488	6,199,938
Hosiden Corp.	28,500	371,248
Ibiden Company, Ltd.	47,700	1,643,775
Inpex Corp.	132	969,007
Iseki & Company, Ltd. (I)(L)	190,000	563,358
Itochu Corp.	178,000	1,560,318
JFE Holdings, Inc.	68,400	2,742,874
Kajima Corp.	304,000	745,020
Kakaku.com, Inc.	136	493,296
Kao Corp.	129,950	3,287,397
Kawasaki Kisen Kaisha, Ltd. (I)	415,000	1,648,601
KDDI Corp.	178	921,100
Kobe Steel Company, Ltd.	156,000	333,930
Komatsu, Ltd.	116,400	2,441,836
Konami Corp.	36,877	710,561
Kyocera Corp.	4,800	468,587
Lawson, Inc.	13,500	575,776
Leopalace21 Corp. (I)	168,100	866,510
Marubeni Corp.	370,176	2,301,986
Marui Company, Ltd.	90	651
Matsui Securities Company, Ltd. (L)	74,000	526,480
Mazda Motor Corp.	646,512	1,819,975

178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	165,000	$843,870
Mitsubishi Corp.	169,505	4,445,222
Mitsubishi Electric Corp.	151,000	1,388,042
Mitsubishi UFJ Financial Group	519,200	2,709,349
Mitsubishi UFJ Lease &
Finance Company, Ltd.	28,270	1,028,565
Mitsui Mining & Smelting Company, Ltd.	323,000	968,079
Mitsui O.S.K. Lines, Ltd.	201,000	1,436,374
Mitsui Trust Holdings, Inc.	94,000	351,554
Mizuho Financial Group, Inc. (L)	2,731,400	5,407,266
Murata Manufacturing Company, Ltd.	13,100	744,325
Net One Systems Company, Ltd.	242	307,628
NGK INSULATORS, Ltd.	26,000	530,651
NICHIREI Corp.	70,000	261,600
Nidec Corp.	18,000	1,930,388
Nintendo Company, Ltd.	5,600	1,870,001
Nippon Electric Glass Company, Ltd.	124,000	1,737,449
Nippon Mining Holdings, Inc.	560,000	2,617,606
Nippon Oil Corp.	563,000	2,836,378
Nippon Telegraph & Telephone Corp.	85,000	3,579,375
Nippon Yakin Kogyo Company, Ltd. (I)(L)	143,500	568,444
Nippon Yusen Kabushiki Kaisha	411,000	1,616,676
Nissan Motor Company, Ltd. (I)	1,134,000	9,722,380
Nissha Printing Company, Ltd. (L)	10,600	414,008
Nisshin Seifun Group, Inc.	23,000	296,744
Nisshinbo Holdings, Inc.	56,000	580,135
Nitori Company, Ltd.	14,900	1,131,306
Nitto Denko Corp.	49,600	1,917,139
Nomura Holdings, Inc.	160,700	1,178,692
Nomura Research Institute, Ltd.	23,500	535,182
NTT DoCoMo, Inc.	2,876	4,373,846
Obayashi Corp.	208,000	918,907
Odakyu Electric Railway Company, Ltd. (L)	15,000	124,844
Ono Pharmaceutical Company, Ltd.	10,600	471,720
Oriental Land Company, Ltd.	4,000	278,970
ORIX Corp. (I)(L)	49,400	4,371,328
Osaka Gas Company, Ltd.	541,880	1,941,934
Pacific Metals Company, Ltd.	184,000	1,530,513
Pioneer Corp. (I)	69,400	253,625
Point, Inc.	13,640	817,078
Resona Holdings, Inc.	211,200	2,660,979
Ricoh Company, Ltd.	113,000	1,757,112
Rohm Company, Ltd.	6,700	500,391
Ryohin Keikaku Company, Ltd.	20,100	846,505
Sankyo Company, Ltd.	33,700	1,667,594
SEGA SAMMY HOLDINGS, Inc.	104,100	1,260,813
Seven & I Holdings Company, Ltd.	213,200	5,153,311
Sharp Corp.	101,000	1,263,548
Shimamura Company, Ltd.	7,900	699,744
Shin-Etsu Chemical Company, Ltd.	17,400	1,011,134
Showa Shell Sekiyu KK	110,500	747,271
Softbank Corp.	80,000	1,971,518
Sojitz Holdings Corp.	894,700	1,733,011
Sumco Corp. (I)	99,200	2,098,482
Sumitomo Corp.	158,600	1,824,472
Sumitomo Electric Industries, Ltd.	157,000	1,925,643
Sumitomo Metal Industries, Ltd.	145,000	439,178
Sumitomo Metal Mining Company, Ltd.	122,000	1,803,123
Suzuki Motor Corp.	19,100	420,428
Taisei Corp.	400,000	881,799
Taisho Pharmaceuticals Company, Ltd.	31,210	567,063
Taiyo Yuden Company, Ltd.	86,000	1,359,758
Takeda Pharmaceutical Company, Ltd.	134,411	5,914,255
Takefuji Corp. (L)	62,930	267,997
TDK Corp.	13,600	905,419

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Sumitomo Trust &
Banking Company, Ltd.	351,268	$2,053,018
Toho Zinc Company, Ltd.	132,000	648,620
Tokyo Electron, Ltd.	29,100	1,919,978
Tokyo Gas Company, Ltd.	201,603	888,542
Tokyo Steel Manufacturing Company, Ltd.	101,900	1,276,822
Tokyo Tatemono Company, Ltd.	260,000	930,541
TonenGeneral Sekiyu KK	92,867	783,886
Toshiba Corp. (I)	658,000	3,401,412
Tosoh Corp.	220,000	557,715
Toyo Engineering Corp.	113,000	434,143
Toyota Motor Corp.	83,600	3,361,347
Toyota Tsusho Corp.	72,300	1,134,600
Unicharm Corp.	5,700	550,657
UNY Company, Ltd.	122,500	1,013,322
USS Company, Ltd.	11,320	767,025
Yahoo! Japan Corp. (L)	1,206	439,341
Yamada Denki Company, Ltd.	5,650	417,096
Yamaha Motor Company, Ltd. (I)	39,000	584,683

		202,281,078
Luxembourg - 0.30%
ArcelorMittal	56,399	2,478,711
Malta - 0.00%
BGP Holdings PLC (I)	2,126,418	3
Netherlands - 3.63%
Aegon NV (I)	241,774	1,653,590
ASML Holding NV (L)	25,395	904,076
CSM NV	27,169	843,476
Heineken NV	65,947	3,385,657
ING Groep NV (I)	782,024	7,797,420
Koninklijke Ahold NV	46,724	623,238
Koninklijke BAM Groep NV (L)	62,170	484,284
Koninklijke Boskalis Westinster NV	16,405	627,846
Koninklijke DSM NV	35,164	1,565,791
Koninklijke Vopak NV (I)	5,065	398,336
Philips Electronics NV (L)	78,050	2,505,790
Reed Elsevier NV	65,614	798,299
Royal Dutch Shell PLC	223,154	6,154,465
TomTom NV (I)(L)	75,268	637,155
Unilever NV	37,850	1,146,080
Wereldhave NV	3,453	330,838

		29,856,341
New Zealand - 0.30%
Fletcher Building, Ltd.	188,116	1,114,092
Telecom Corp. of New Zealand, Ltd.	874,311	1,349,874

		2,463,966
Norway - 0.23%
DnB NOR ASA (I)	105,700	1,204,538
Yara International ASA	15,400	668,229

		1,872,767
Portugal - 0.03%
Portugal Telecom SGPS SA	25,838	288,644
Singapore - 1.81%
CapitaCommercial Trust	754,000	582,205
Ezra Holdings, Ltd.	305,000	513,028
Golden Agri-Resources, Ltd. (I)	4,386,000	1,812,847
Neptune Orient Lines, Ltd. (I)	448,146	642,106
Oversea-Chinese Banking Corp., Ltd.	232,000	1,442,074
SembCorp Marine, Ltd.	571,426	1,708,639
Singapore Exchange, Ltd.	317,000	1,730,932
Singapore Press Holdings, Ltd.	534,000	1,456,275

179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	1,317,210	$2,991,978
Suntec Real Estate Investment Trust	532,000	509,715
United Overseas Bank, Ltd.	36,000	493,760
Venture Corp., Ltd.	93,000	579,811
Wilmar International, Ltd.	84,000	401,323

		14,864,693
Spain - 3.19%
Banco Bilbao Vizcaya Argentaria SA (L)	352,448	4,817,292
Banco Popular Espanol SA (L)	130,490	959,895
Banco Santander SA	1,101,139	14,612,172
Inditex SA	30,005	1,975,555
Repsol YPF SA	112,629	2,667,703
Telefonica SA	53,415	1,264,029

		26,296,646
Sweden - 3.70%
AB SKF	37,309	663,671
Assa Abloy AB, Series B	40,279	789,033
Atlas Copco AB, Series A	60,943	946,337
Boliden AB	292,829	4,192,394
Electrolux AB (L)	106,154	2,428,506
Hennes & Mauritz AB, Series B	110,566	7,153,126
Modern Times Group AB, Series B	26,151	1,522,566
NCC AB	28,405	496,160
Nordea Bank AB (L)	243,197	2,398,758
Sandvik AB	120,857	1,512,351
Skandinaviska Enskilda Banken
AB, Series A (I)	158,442	1,013,481
Svenska Cellulosa AB (I)	30,363	428,407
Svenska Handelsbanken AB, Series A	94,833	2,777,387
Swedbank AB, Class A (I)	275,319	2,822,328
Swedish Match AB	26,387	629,893
Trelleborg AB, Series B (I)	98,788	722,828

		30,497,226
Switzerland - 5.94%
Actelion, Ltd. (I)	5,285	240,086
Compagnie Financiere Richemont SA	50,490	1,957,276
Credit Suisse Group AG	32,497	1,670,878
Nestle SA	190,178	9,729,746
Novartis AG	357,283	19,309,718
Roche Holdings AG	61,320	9,950,873
Swisscom AG	967	353,067
Synthes AG (I)(L)	22,920	2,862,380
The Swatch Group AG	8,844	2,823,402

		48,897,426
United Kingdom - 20.56%
3i Group PLC	287,362	1,268,931
Amlin PLC	103,575	609,667
Anglo American PLC (I)	156,908	6,854,179
Antofagasta PLC	53,809	850,401
Associated British Foods PLC (I)	29,468	437,227
AstraZeneca PLC (I)	344,846	15,393,838
Autonomy Corp. PLC (I)	34,900	966,201
Barclays PLC	1,961,876	10,682,425
BG Group PLC	272,212	4,702,483
BHP Billiton PLC	79,172	2,712,654
BP PLC	239,359	2,266,730
British American Tobacco PLC	52,888	1,823,902
BT Group PLC	677,174	1,272,014
Burberry Group PLC	168,118	1,824,089
Capita Group PLC	145,391	1,670,398
Centrica PLC	223,729	997,049
Cobham PLC	332,436	1,295,228

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Cookson Group PLC (I)	78,537	$652,020
Diageo PLC	212,188	3,567,847
Drax Group PLC	102,008	578,779
DSG International PLC	1,511,184	802,687
Eurasian Natural Resources Corp.	58,651	1,062,682
FirstGroup PLC	49,435	269,573
GlaxoSmithKline PLC (I)	1,186,173	22,762,555
Home Retail Group PLC	425,171	1,750,136
HSBC Holdings PLC (I)	451,682	4,579,284
Imperial Tobacco Group PLC (I)	34,177	1,044,557
Kazakhmys PLC (I)	109,055	2,531,882
Kingfisher PLC	365,446	1,189,985
Ladbrokes PLC	117,259	282,519
Lloyds TSB Group PLC	2,647,828	2,524,236
London Stock Exchange Group PLC (L)	51,512	555,006
Marks & Spencer Group PLC	172,569	969,924
National Express Group PLC (I)	58,059	202,090
Next PLC	80,587	2,648,334
Old Mutual PLC	247,101	459,024
Pearson PLC (I)	54,014	848,814
Petrofac, Ltd.	41,742	762,092
Reckitt Benckiser Group PLC	73,999	4,072,042
Reed Elsevier PLC	107,041	856,392
Rentokil Initial PLC (I)	243,022	481,049
Rio Tinto PLC (I)	108,173	6,406,799
Royal Dutch Shell PLC	416,756	12,090,876
SABMiller PLC	84,660	2,483,861
Scottish & Southern Energy PLC	79,428	1,326,001
Signet Jewelers, Ltd. (I)	27,845	890,020
Smith & Nephew PLC (I)	145,927	1,456,350
Standard Chartered PLC (I)	227,281	6,193,608
Taylor Woodrow PLC (I)	1,248,953	714,594
Tesco PLC (I)	211,218	1,396,531
The Sage Group PLC	225,324	818,115
Travis Perkins PLC (I)	105,944	1,313,759
Tullow Oil PLC	24,341	460,944
Unilever PLC	36,613	1,073,932
United Utilities Group PLC	54,538	463,048
Vedanta Resources PLC	50,436	2,127,987
Vodafone Group PLC	3,986,736	9,224,542
William Hill PLC	304,509	976,790
Wolseley PLC (I)	103,113	2,493,742
Xstrata PLC (I)	332,901	6,322,630

		169,315,054

TOTAL COMMON STOCKS (Cost $816,086,304)		$779,285,985

PREFERRED STOCKS - 0.21%
Germany - 0.21%
Fresenius SE (N)	6,984	527,376
Henkel AG & Company KGaA (N)	22,014	1,185,414

		1,712,790

TOTAL PREFERRED STOCKS (Cost $1,144,485)		$1,712,790

SHORT-TERM INVESTMENTS - 8.98%
Short-Term Securities* - 3.90%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$20,488,170	20,488,170
U.S. Treasury Bill, 0.220%, 09/16/2010	11,622,000	11,609,797

		32,097,967

180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 5.08%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$4,180,716	$41,843,948

TOTAL SHORT-TERM INVESTMENTS (Cost $73,943,910)		$73,941,915

Total Investments (International Core Trust)
(Cost $891,174,699) - 103.84%		$854,940,690
Other assets and liabilities, net - (3.84%)		(31,638,184)

TOTAL NET ASSETS - 100.00%		$823,302,506

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.25%
Australia - 5.85%
AGL Energy, Ltd.	6,581	$90,654
Alumina, Ltd.	34,317	53,888
AMP, Ltd.	34,554	198,233
Aristocrat Leisure, Ltd.	8,175	33,937
Arrow Energy NL (I)	8,949	41,208
Asciano Group (I)	48,810	84,696
Australia & New Zealand Banking Group, Ltd.	40,573	942,034
Australian Stock Exchange, Ltd.	2,589	80,527
Axa Asia Pacific Holdings, Ltd.	18,500	107,182
Bendigo and Adelaide Bank, Ltd.	6,588	60,371
BHP Billiton, Ltd.	53,867	2,161,269
Billabong International, Ltd.	4,180	43,119
BlueScope Steel, Ltd. (I)	31,806	84,673
Boral, Ltd.	7,481	38,443
Brambles, Ltd.	24,053	162,237
Caltex Australia, Ltd.	2,853	29,544
Centro Properties Group, Ltd. (I)	16,982	3,501
Centro Retail Group	26,756	4,420
CFS Gandel Retail Trust	25,397	43,639
Coca-Cola Amatil, Ltd.	7,939	81,855
Cochlear, Ltd.	707	47,210
Commonwealth Bank of Australia, Ltd.	24,638	1,270,440
Computershare, Ltd.	6,290	72,160
Crown, Ltd.	6,398	47,963
CSL, Ltd.	10,101	337,445
CSR, Ltd.	29,779	44,951
Dexus Property Group	70,676	52,499
Energy Resources of Australia, Ltd.	1,060	18,358
Fortescue Metals Group, Ltd. (I)	18,281	81,903
Foster’s Group, Ltd.	29,666	143,689
General Property Trust, Ltd.	130,653	68,839
Goodman Fielder, Ltd.	15,021	19,656
Goodman Group	109,709	65,821
Harvey Norman Holding, Ltd.	6,271	20,792
Incitec Pivot, Ltd.	28,299	89,814
James Hardie Industries, Ltd. (I)	7,997	53,135
John Fairfax Holdings, Ltd. (L)	27,981	46,134
Leighton Holdings, Ltd.	2,698	96,381
Lend Lease Corp.	6,973	55,418
Macquarie Airports, Ltd.	15,292	43,268
Macquarie Atlas Roads Group (I)	8,890	7,668
Macquarie Group, Ltd. (L)	5,221	225,733
Macquarie Infrastructure Group	44,451	45,608
Metcash, Ltd.	9,326	35,405
Mirvac Group, Ltd.	48,832	65,961
National Australia Bank, Ltd.	33,016	832,109

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Newcrest Mining, Ltd.	8,155	$245,716
NRMA Insurance Group, Ltd.	29,844	106,058
Nufarm, Ltd. (L)	3,539	26,631
OneSteel, Ltd.	19,312	68,943
Orica, Ltd.	5,394	132,346
Origin Energy, Ltd.	14,051	213,068
Oxiana, Ltd. (I)	57,819	60,565
Paladin Resources, Ltd. (I)	8,894	32,149
Qantas Airways, Ltd. (I)	17,353	45,140
QBE Insurance Group, Ltd.	17,001	324,409
Rio Tinto, Ltd.	7,263	520,578
Santos, Ltd.	12,498	167,797
Sims Group, Ltd.	2,954	58,184
Sonic Healthcare, Ltd.	6,566	86,374
SP Ausnet	23,263	19,308
Stockland	40,441	147,815
Suncorp-Metway, Ltd.	19,880	155,505
TABCORP Holdings, Ltd.	11,501	72,743
Tattersall’s, Ltd.	23,660	53,364
Telstra Corp., Ltd.	67,326	184,566
Toll Holdings, Ltd.	9,140	62,121
Transurban Group, Ltd.	19,328	89,522
Virgin Blue Holdings, Ltd. (I)	10,956	7,075
Wesfarmers, Ltd.	17,611	512,826
Wesfarmers, Ltd., PPS	2,103	61,402
Westfield Group	34,832	384,896
Westpac Banking Corp.	47,859	1,220,263
Woodside Petroleum, Ltd.	8,927	383,523
Woolworths, Ltd.	20,583	528,335
WorleyParsons, Ltd.	2,956	68,869

		14,273,881
Austria - 0.27%
Amcor, Ltd.	21,860	127,989
Erste Group Bank AG	2,514	105,525
Immoeast Immobilien Anlagen AG (I)(L)	6,755	37,074
OMV AG	2,190	82,238
Raiffeisen International Bank Holding AG (L)	1,623	77,088
Telekom Austria AG	7,482	104,645
Voestalpine AG	3,300	133,728

		668,287
Belgium - 0.67%
Anheuser-Busch InBev NV	11,297	569,580
Belgacom SA	2,200	85,999
Colruyt SA	206	50,720
Compagnie Nationale A Portefeuille, ADR	708	37,090
Delhaize Group SA	1,944	156,354
Dexia SA (I)	7,761	46,250
Fortis (I)	34,809	123,846
Groupe Bruxelles Lambert SA	1,576	139,191
KBC Ancora, ADR (I)	2,000	49,906
KBC Bancassurance Holding NV (I)	2,485	120,222
Mobistar SA	683	42,002
Solvay SA	927	95,209
UCB SA	1,495	64,084
Umicore	1,529	53,322

		1,633,775
Bermuda - 0.05%
Chinese Estates Holdings, Ltd.	6,000	10,062
Seadrill, Ltd. (L)	4,273	99,835

		109,897
Brazil - 1.75%
All America Latina Logistica SA	5,200	47,662

181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
B2W Companhia Global Do Varejo	627	$13,539
Banco Bradesco SA, ADR	110	2,027
Banco do Brasil SA	8,300	139,317
Banco Santander Brasil SA	9,151	113,104
BM&F BOVESPA SA	20,869	141,290
BR Malls Participacoes SA (I)	2,132	25,176
Brasil Telecom SA (I)	584	5,179
Brasil Telecom SA - New York Exchange (I)	494	9,430
Brasil Telecom SA, SADR (I)	280	2,372
Braskem SA	862	12,473
Centrais Eletricas Brasileiras SA	3,600	53,038
Centrais Eletricas Brasileiras SA, ADR	778	14,082
Centrais Eletricas Brasileiras SA, SADR	1,295	19,425
Cia de Concessoes Rodoviarias, ADR	3,000	66,618
Cia de Saneamento Basico do Estado de
Sao Paulo	1,286	23,083
Cia Energetica de Minas Gerais, ADR (L)	2,687	44,712
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	171	11,496
Companhia Brasileira de Meios de Pagamento	9,668	91,061
Companhia Siderurgica Nacional SA	13,600	272,788
Companhia Siderurgica Nacional SA, SADR	100	3,993
Companhia Vale do Rio Doce	23,200	745,568
Cosan SA Industria e Comercio (I)	1,095	13,349
CPFL Energia SA	2,200	43,744
Cyrela Brazil Realty SA	5,000	59,212
Duratex SA	4,152	35,838
EDP - Energias do Brasil SA	1,600	30,770
Empresa Brasileira de Aeronautica SA	6,500	38,451
Empresa Brasileira de Aeronautica SA, ADR	397	9,512
Fibria Celulose SA, SADR (I)(L)	849	18,576
Gafisa SA	3,680	25,432
Gerdau SA	2,419	29,925
Gerdau SA, SADR	100	1,630
Global Village Telecom Holding SA (I)	1,826	59,195
Hypermarcas SA (I)	2,168	26,516
Itau Unibanco Holding SA	1,052	23,133
JBS SA	4,164	18,615
LLX Logistica SA (I)	4,824	22,705
Localiza Rent A Car	1,961	20,731
Lojas Renner SA	2,000	45,885
Marfrig Frigorificos e Comercio de
Alimentos SA	2,774	31,728
MRV Engenharia e Participacoes SA	7,455	52,024
Multiplan Empreendimentos Imobiliarios SA	1,514	25,081
Natura Cosmeticos SA	3,300	66,989
OGX Petroleo e Gas Participacoes SA	20,000	187,252
PDG Realty SA Empreendimentos
e Participacoes	7,095	59,087
Perdigao SA	5,628	151,591
Petroleo Brasileiro SA	37,400	834,920
Porto Seguro SA	765	7,743
Redecard SA	4,821	89,190
Rossi Residencial SA	2,703	18,832
Souza Cruz SA	1,000	34,864
Tele Norte Leste Participacoes SA	800	17,184
Tele Norte Leste Participacoes SA, ADR	1,336	23,594
Tractebel Energia SA	2,800	31,474
Ultrapar Participacoes SA	1,000	48,078
Usinas Siderurgicas de Minas Gerais SA	1,500	52,582
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,323	45,564
Vale SA	903	29,068
Votorantim Celulose e Papel SA (I)	2,814	60,826

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Weg SA	2,800	$29,915

		4,278,238
Canada - 7.40%
Agnico-Eagle Mines, Ltd.	2,687	150,111
Agrium, Inc.	2,639	186,612
Alimentation Couche Tard, Inc.	3,100	56,497
ARC Energy Trust	2,700	54,497
Bank of Montreal	8,791	533,614
Bank of Nova Scotia	16,252	814,160
Barrick Gold Corp.	15,610	598,948
BCE, Inc.	3,938	115,738
Biovail Corp.	1,750	29,274
Bombardier, Inc.	23,562	144,529
Brookfield Asset Management, Inc.	8,348	212,471
Brookfield Properties Corp.	4,190	64,563
CAE, Inc.	3,384	33,052
Cameco Corp.	6,734	184,387
Canadian Imperial Bank of Commerce	5,970	436,148
Canadian National Railway Company	7,302	443,160
Canadian Natural Resources, Ltd.	8,808	651,895
Canadian Oil Sands Trust	3,400	101,935
Canadian Pacific Railway, Ltd.	2,826	159,268
Canadian Tire Corp., Ltd.	1,446	78,931
Canadian Utilities, Ltd.	1,300	62,846
Canfor Corp. (I)	100	930
Cenovus Energy, Inc.	12,336	322,231
CGI Group, Inc. (I)	4,924	73,692
CI Financial Corp.	2,467	52,223
Crescent Point Energy Corp.	2,700	103,598
Eldorado Gold Corp. (I)	9,100	110,474
Empire Company, Ltd.	300	15,560
Enbridge, Inc.	6,224	296,845
EnCana Corp.	12,336	383,811
Enerplus Resources Fund	2,300	54,508
Ensign Energy Services, Inc.	1,600	23,158
Fairfax Financial Holdings, Ltd.,
Canadian Exchange	341	128,221
Finning International, Inc.	3,662	66,343
First Quantum Minerals, Ltd.	1,200	98,739
Fortis, Inc.	3,000	85,335
Franco-Nevada Corp.	1,500	40,245
Genworth MI Canada, Inc.	900	24,324
George Weston, Ltd.	1,064	73,489
Gerdau Ameristeel Corp. (I)	1,400	11,027
Gildan Activewear, Inc. (I)	2,800	73,663
Goldcorp, Inc.	11,828	441,956
Great-West Lifeco, Inc.	4,124	118,403
Groupe Aeroplan, Inc.	2,535	26,582
Husky Energy, Inc.	4,348	124,706
IAMGOLD Corp.	5,300	70,448
IGM Financial, Inc.	1,904	83,610
Imperial Oil, Ltd.	5,227	201,896
Industrial Alliance Insurance and Financial
Services, Inc.	1,000	34,461
Inmet Mining Corp.	700	40,671
Intact Financial Corp.	1,800	79,415
Ivanhoe Mines, Ltd. (I)	5,500	96,121
Jazz Air Income Fund (I)	350	1,527
Kinross Gold Corp.	12,081	206,613
Loblaw Companies, Ltd.	1,763	65,111
Magna International, Inc. (I)	1,557	96,350
Manulife Financial Corp. (J)	28,376	559,893
MDS, Inc. (I)	1,000	8,054
Metro, Inc.	1,800	74,630

182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
National Bank of Canada	2,732	$166,344
Nexen, Inc.	8,136	201,307
Niko Resources, Ltd.	700	74,663
Onex Corp.	1,168	33,224
Open Text Corp. (I)	1,300	61,989
Pan American Silver Corp.	2,000	46,039
Penn West Energy Trust	7,097	150,304
PetroBakken Energy, Ltd., Class A	1,400	36,556
Petrobank Energy & Resources, Ltd. (I)	1,400	76,668
Potash Corp. of Saskatchewan, Inc.	4,789	571,860
Power Corp. of Canada	5,883	177,593
Power Financial Corp.	4,278	141,105
Precision Drilling Trust (I)	500	3,850
Progress Energy Resources Corp.	1,900	22,018
Provident Energy Trust	3,000	23,276
QLT, Inc. (I)	300	1,539
Research In Motion, Ltd. (I)	8,400	622,360
RioCan Real Estate Investment Trust	2,400	43,669
Ritchie Bros. Auctioneers, Inc.	1,300	28,044
Rogers Communications, Inc.	7,358	251,316
Royal Bank of Canada	22,524	1,318,197
Saputo, Inc.	2,300	66,986
Shaw Communications, Inc., Class B	5,098	100,941
Sherritt International Corp.	6,500	51,583
Shoppers Drug Mart Corp.	3,544	152,277
Silver Wheaton Corp. (I)	6,100	95,796
SNC-Lavalin Group, Inc.	2,587	126,363
Sun Life Financial, Inc., Canadian Exchange	9,848	316,777
Suncor Energy, Inc.	24,514	797,221
Talisman Energy, Inc.	15,674	268,062
Teck Resources, Ltd. (I)	8,147	354,950
Telus Corp.	705	26,238
Telus Corp. - Non Voting Shares	1,956	69,986
The Toronto-Dominion Bank	13,900	1,036,016
Thomson Corp.	6,166	224,384
Tim Hortons, Inc.	2,900	94,397
TMX Group, Inc.	1,376	40,536
Trans-Canada Corp.	10,650	390,285
TransAlta Corp.	3,579	79,181
Trican Well Service, Ltd.	2,600	33,638
Vermilion Energy Trust	800	27,876
Viterra, Inc. (I)	5,800	54,765
Yamana Gold, Inc.	10,906	107,916
Yellow Pages Income Fund	2,800	16,955

		18,066,549
Cayman Islands - 0.05%
China Dongxiang Group Company	77,000	55,102
China High Speed Transmission Equipment
Group Company, Ltd.	17,000	37,499
Hopewell Highway Infrastructure, Ltd., GDR	1,163	794
Xinao Gas Holdings, Ltd.	12,000	30,603

		123,998
Chile - 0.32%
Banco Santander Chile SA, ADR	1,872	127,708
Cia Cervecerias Unidas SA, ADR	1,245	46,700
Embotelladora Andina SA, ADR, Series A	959	16,783
Embotelladora Andina SA, ADR, Series B	2,273	46,415
Empresa Nacional de Electricidad SA, ADR	3,094	145,387
Enersis SA, SADR	7,895	157,821
Lan Airlines SA, SADR	4,785	84,455
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares (L)	2,625	98,149

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Vina Concha Y Toro SA, ADR (L)	1,297	$58,235

		781,653
China - 2.46%
Air China, Ltd. (I)	42,000	43,275
Aluminum Corp. of China, Ltd. (I)	70,000	72,213
Angang Steel Company, Ltd., (Class H)	23,960	43,737
Anhui Conch Cement Company, Ltd.	6,000	39,560
Anta Sports Products, Ltd.	17,000	27,964
Bank of China, Ltd. (Class H)	926,343	491,598
Bank of Communications
Company, Ltd., Class H	99,700	118,646
BBMG Corp. (I)	22,000	22,149
Beijing Capital International Airport
Company, Ltd., Class H (I)	60,000	35,639
Beijing Datang Power Generation
Compnay, Ltd., Class H	38,000	17,243
BYD Company, Ltd., Class H	7,400	73,172
China BlueChemical, Ltd.	30,000	19,498
China Citic Bank Corp, Ltd.	79,000	59,397
China Coal Energy Company, Series H	61,000	95,030
China Communications
Construction Company, Ltd.	69,535	65,592
China Communications Services
Corp., Ltd., Class H	36,000	18,144
China Construction Bank Corp.	700,800	571,943
China COSCO Holdings Company, Ltd.	37,835	49,934
China International
Marine Containers Co., Ltd.	5,200	7,299
China Life Insurance Company, Ltd.	121,000	581,285
China Longyuan Power Group Corp. (I)	30,000	35,420
China Merchants Bank Company, Ltd.	67,235	181,498
China Minsheng Banking Corp. Ltd. (I)	58,000	59,459
China National Building
Material Company, Ltd.	22,000	42,448
China Oilfield Services, Ltd.	32,000	46,836
China Pacific Insurance Group
Company, Ltd. (I)	14,200	62,954
China Petroleum & Chemical Corp.	280,000	228,948
China Railway Construction Corp.	24,000	29,476
China Railway Group, Ltd. (I)	69,000	49,420
China Shenhua Energy Company, Ltd.	56,500	242,370
China Shipping Container Lines
Company, Ltd. (I)	72,650	28,915
China Shipping Development Company, Ltd.	16,000	26,046
China South Locomotive and Rolling
Stock Corp.	43,000	33,449
China Telecom Corp., Ltd.	236,000	116,263
China Vanke Co., Ltd.	23,800	27,319
China Yurun Food Group, Ltd.	15,000	45,519
China Zhongwang Holdings, Ltd. (I)	32,400	28,295
Country Garden Holdings Company	80,085	28,515
Dongfang Electrical Machinery Company, Ltd.	4,000	22,365
Dongfeng Motor Group Company, Ltd.	42,000	67,925
Foxconn International Holdings, Ltd. (I)	26,000	27,411
Golden Eagle Retail Group, Ltd.	10,000	20,029
Guangdong Investment, Ltd.	52,000	28,137
Guangshen Railway Company, Ltd.	38,000	15,236
Guangzhou R&F Properties
Company, Ltd., Class H	24,800	40,591
Hidili Industry International
Development, Ltd. (I)	24,000	25,906
Huaneng Power International, Inc., Class H	60,000	34,822
Industrial & Commercial Bank of China, Ltd.	740,600	564,435
Inner Mongolia Yitai Coal Co. (I)	6,200	57,840

183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Jiangsu Expressway, Ltd.	12,000	$11,254
Jiangxi Copper Company, Ltd., Class H	30,000	66,518
Lenovo Group, Ltd.	62,000	42,597
Maanshan Iron & Steel Company, Ltd. (I)	16,000	9,208
Metallurgical Corp of China Ltd (I)	53,000	28,959
PetroChina Company, Ltd., (Class H)	344,000	403,322
PICC Property & Casualty
Company, Ltd., Class H (I)	28,000	28,415
Shanghai Electric Group Company, Ltd.	90,000	43,734
Shanghai Lujiazui Finance & Trade
Zone Development Co., Ltd.	4,200	7,737
Shanghai Zhenhua Port Machinery Co.	7,240	5,510
Shui On Land, Ltd.	69,400	35,317
Sinopec Shanghai Petrochemical
Company, Ltd., Class H (I)	52,000	20,517
Tencent Holdings, Ltd.	14,000	280,051
Tingyi Cayman Islands Holding Corp.	26,000	61,135
Tsingtao Brewery Company, Ltd., Series H	4,000	20,148
Want Want China Holdings, Ltd.	61,000	43,105
Weichai Power Compnay, Ltd.	5,000	41,703
Yantai Changyu Pioneer Wine Co.	3,400	28,286
Yanzhou Coal Mining
Company, Ltd., (Class H)	30,000	72,001
Zhejiang Expressway Company, Ltd., Class H	14,000	12,613
Zijin Mining Group, Ltd. (I)	63,902	50,237
ZTE Corp., Class H	5,056	30,652

		6,014,184
Colombia - 0.15%
BanColombia SA (L)	7,975	364,139
Czech Republic - 0.10%
CEZ AS	3,058	144,487
Komercni Banka AS	191	38,777
Telefonica O2 Czech Republic AS	3,005	70,164

		253,428
Denmark - 0.66%
A P Moller Maersk AS	8	58,107
A P Moller Maersk AS, Series A	17	129,351
Carlsberg AS (L)	2,052	172,344
Coloplast AS	542	59,664
Danske Bank AS (I)	8,698	214,197
DSV AS, ADR	3,980	71,201
H. Lundbeck AS	1,000	18,842
Novo Nordisk AS (L)	6,990	542,193
Novozymes AS	664	73,437
Topdanmark AS (I)	303	39,468
TrygVesta AS	259	17,094
Vestas Wind Systems AS (I)	3,244	177,241
William Demant Holdings AS (I)	582	41,176

		1,614,315
Egypt - 0.14%
Commercial International Bank	6,377	75,282
Egypt Kuwait Holding Company	10,330	23,142
Egyptian Company for Mobile Services	336	13,059
Egyptian Financial Group-Hermes Holding	3,297	18,888
EL EZZ Aldekhela Steel Alexandria (I)	52	9,274
EL EZZ Steel Company (I)	7,169	27,273
ElSwedy Cables Holding Co.	1,339	18,251
Orascom Construction Industries	1,338	64,223
Orascom Telecom Holding SAE	35,950	36,911
Sidi Kerir Petrochemicals Company	6,580	17,450
Talaat Moustafa Group (I)	15,104	20,965

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Telecom Egypt	3,596	$11,126

		335,844
Finland - 0.87%
Elisa Oyj, Class A (I)	1,707	35,221
Fortum Oyj (L)	8,454	206,916
Kesko Oyj	569	22,410
Kone Corp Oyj	3,476	143,754
Metra Oyj	1,169	59,268
Metso Oyj (L)	1,827	58,884
Neste Oil Oyj (I)(L)	798	13,900
Nokia AB Oyj	59,994	932,983
Nokian Renkaat Oyj (L)	1,470	38,144
Orion Oyj, Series B	1,114	24,634
Outokumpu Oyj (L)	4,187	92,041
Pohjola Bank PLC	1,284	14,445
Rautaruukki Oyj (L)	3,081	66,661
Sampo Oyj (I)(L)	5,781	153,497
Sanoma Oyj	700	15,514
Stora Enso Oyj, Series R	13,947	106,397
UPM-Kymmene Oyj (L)	9,899	131,514

		2,116,183
France - 6.69%
Accor SA	2,270	125,425
Aeroports de Paris	392	32,251
Air France KLM (I)	2,181	34,519
Air Liquide SA	4,090	490,364
Alcatel-Lucent (I)	33,837	106,655
Alstom SA	3,080	192,301
Atos Origin SA (I)	897	44,987
AXA SA	27,386	608,492
BioMerieux SA	136	15,609
BNP Paribas	15,019	1,152,195
Bouygues SA	3,361	169,164
Bureau Veritas SA	619	32,864
Cap Gemini SA	2,507	123,607
Carrefour SA	9,874	476,388
Casino Guichard Perrachon SA	765	64,705
Christian Dior SA	1,103	117,540
Cie de Saint-Gobain SA	5,891	282,598
Cie Generale de Geophysique-Veritas (I)	2,600	73,625
CNP Assurances SA	673	63,508
Compagnie Generale des Etablissements
Michelin, Class B	2,266	166,739
Credit Agricole SA	14,935	261,144
Danone SA	8,885	535,629
Dassault Systemes SA	1,174	69,509
Eiffage SA	533	27,590
Electricite de France	3,783	206,590
Eramet	83	28,607
Essilor International SA	3,051	194,642
Eurazeo	388	26,938
European Aeronautic Defence &
Space Company	6,063	121,746
Eutelsat Communications	1,283	45,576
Fonciere Des Regions	455	50,149
France Telecom SA	29,838	714,597
GDF Suez	19,747	763,450
GDF Suez - Strip VVPR (I)	1,260	2
Gecina SA	200	22,121
Hermes International SA	788	109,539
ICADE	399	44,482
Iliad SA (L)	328	33,796
Imerys SA	374	23,073

184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Ipsen SA	236	$11,527
JC Decaux SA (I)	1,379	38,505
Klepierre SA	1,721	67,531
L’Oreal SA	3,712	390,003
Lafarge SA	3,192	224,225
Lagardere S.C.A	1,664	67,404
Legrand SA, ADR	1,341	42,318
LVMH Moet Hennessy SA	3,828	446,780
M6-Metropole Television	612	15,810
Natixis (I)	15,361	82,771
Neopost SA	389	31,103
PagesJaunes Groupe SA (L)	1,206	13,858
Pernod-Ricard SA	3,038	257,740
Peugeot SA (I)	2,679	79,017
PPR	1,124	149,463
Publicis Groupe SA	1,628	69,709
Renault SA (I)	2,846	133,637
Safran SA	2,595	67,695
Sanofi-Aventis SA	16,653	1,243,300
Schneider Electric SA	3,653	427,848
SCOR SE	2,962	74,786
Societe BIC SA	290	22,192
Societe Des Autoroutes Paris-Rhin-Rhone (I)	463	33,307
Societe Generale	10,188	640,021
Societe Television Francaise	1,243	23,028
Sodexho Alliance	1,354	80,982
STMicroelectronics NV (L)	11,860	117,808
Suez Environnement SA	4,035	92,741
Suez SA Strip VVPR (I)	5	0
Technip SA	1,511	122,656
Thales SA	1,246	49,970
Total SA	33,499	1,945,479
Unibail-Rodamco SE	1,369	277,180
Valeo SA (I)	60	2,137
Vallourec SA	943	190,407
Veolia Environnement SA	6,523	226,794
Vinci SA	7,061	416,529
Vivendi SA	19,256	515,953

		16,344,930
Germany - 5.04%
Adidas-Salomon AG	2,907	155,224
Allianz SE	7,148	896,620
BASF SE	14,494	899,372
Bayer AG	13,255	896,786
Bayerische Motoren Werke (BMW) AG	5,292	243,907
Beiersdorf AG	1,584	94,629
Celesio AG	1,628	52,053
Commerzbank AG (I)(L)	12,288	105,310
CPBVolkswagen AG	717	69,287
Daimler AG (I)	14,522	683,875
Deutsche Bank AG	9,318	717,082
Deutsche Boerse AG	3,261	241,788
Deutsche Lufthansa AG	4,195	69,603
Deutsche Post AG	12,934	223,985
Deutsche Postbank AG (I)	1,650	52,908
Deutsche Telekom AG	45,690	619,514
E.ON AG	30,067	1,110,390
Fraport AG, ADR	459	24,134
Fresenius AG	371	27,628
Fresenius Medical Care AG	2,876	162,290
GEA Group AG	2,970	68,863
Hannover Rueckversicherung AG (I)	1,132	55,924
HeidelbergCement AG	2,412	134,618
Henkel AG & Company, KGaA	1,881	87,114

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Hochtief AG	800	$67,133
Infineon Technologies AG (I)	19,123	132,851
K&S AG	2,869	174,209
Linde AG	2,408	286,847
MAN AG (L)	1,631	136,571
Merck KGaA	1,128	91,367
Metro AG	1,735	102,930
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	3,198	519,089
Puma AG	101	32,009
Qiagen AG (I)	3,578	82,429
RWE AG	6,742	597,595
Salzgitter AG	698	64,666
SAP AG	13,829	670,008
Siemens AG	13,011	1,303,533
Solarworld AG (L)	1,637	24,647
Suedzucker AG	1,402	30,949
ThyssenKrupp AG	5,242	180,300
TUI AG (I)	2,987	33,611
United Internet AG (I)	1,822	27,619
Wacker Chemie AG	304	45,263

		12,296,530
Greece - 0.30%
Alpha Bank A.E. (I)	5,797	55,390
Bank of Cyprus PCL	8,105	51,311
Coca-Cola Hellenic Bottling Company SA	2,960	79,355
EFG Eurobank Ergasias SA (I)	4,486	41,294
Hellenic Petroleum SA	940	10,774
Hellenic Telecommunications Organization SA	3,950	49,206
Marfin Financial Group SA Holdings (I)	20,201	46,639
National Bank of Greece SA (I)	10,674	215,821
OPAP SA	4,410	100,369
Piraeus Bank SA (I)	4,094	35,851
Public Power Corp. SA (I)	1,780	31,481
Titan Cement Company SA	640	17,022

		734,513
Hong Kong - 3.05%
Agile Property Holdings, Ltd.	37,800	51,478
Alibaba.com, Ltd.	27,900	55,703
ASM Pacific Technology, Ltd.	2,086	19,673
Bank of East Asia, Ltd.	21,174	78,416
Beijing Enterprises Holdings, Ltd.	8,000	55,656
Belle International Holdings, Ltd.	78,882	105,111
BOC Hong Kong Holdings, Ltd.	55,000	130,973
Cathay Pacific Airways, Ltd. (I)	14,000	29,406
Chaoda Modern Agriculture Holdings, Ltd.	50,120	53,168
Cheung Kong Holdings, Ltd.	21,151	272,042
Cheung Kong Infrastructure Holdings, Ltd.	9,000	34,632
China Agri-Industries Holdings, Ltd.	26,000	35,805
China Everbright, Ltd.	14,000	37,207
China Mengniu Dairy Company, Ltd. (I)	18,000	55,960
China Merchants Holdings
International Company, Ltd.	20,074	73,236
China Mobile, Ltd.	96,500	926,660
China Overseas Land & Investment, Ltd.	71,360	160,661
China Resource Power Holdings, Ltd.	26,200	56,036
China Resources Enterprises, Ltd.	18,000	66,380
China Resources Land, Ltd.	36,000	77,624
China Taiping Insurance Holdings
Company, Ltd. (I)	10,000	34,932
China Travel International Investment
Hong Kong, Ltd.	14,000	3,794
China Unicom, Ltd.	102,550	114,632

185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Citic 1616 Holdings, Ltd.	1,050	$352
Citic Pacific, Ltd.	16,000	38,375
CLP Holdings, Ltd.	31,611	225,688
CNOOC, Ltd.	290,984	478,783
CNPC Hong Kong, Ltd.	40,000	55,882
COSCO Pacific, Ltd.	25,754	38,956
Denway Motors, Ltd.	122,000	64,949
Esprit Holdings, Ltd.	17,223	135,572
Fosun International	30,500	24,342
Franshion Properties China, Ltd.	74,000	24,923
Fushan International Energy Group, Ltd.	52,000	39,406
Geely Automobile Holdings Company, Ltd.	75,000	39,367
Genting Singapore PLC (I)	52,800	33,313
GOME Electrical Appliances
Holdings, Ltd. (I)	169,920	56,958
Hang Lung Group, Ltd.	11,000	58,119
Hang Lung Properties, Ltd.	31,000	124,376
Hang Seng Bank, Ltd.	11,600	161,849
Harbin Power Equipment Company, Ltd.	20,000	16,445
Henderson Land Development Company, Ltd.	16,000	112,765
Hengan International Group Compnay, Ltd.	12,000	89,291
Hong Kong & China Gas Company, Ltd.	59,000	147,078
Hong Kong Aircraft
Engineering Company, Ltd.	1,600	20,184
Hong Kong Electric Holdings, Ltd.	20,500	121,465
Hong Kong Exchanges & Clearing, Ltd.	16,570	276,063
Hopewell Holdings, Ltd.	6,638	19,685
Hopson Development Holdings, Ltd.	16,000	25,910
Huabao International Holdings, Ltd.	15,000	17,905
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	2,277	390
Hutchison Telecommunications
International, Ltd. (I)	1,277	350
Hutchison Whampoa, Ltd.	32,423	236,756
Hysan Development Company, Ltd.	12,858	37,036
Kerry Properties, Ltd.	10,000	53,546
Kingboard Chemical Holdings, Ltd.	8,228	37,399
Li & Fung, Ltd.	32,829	160,804
Li Ning Company, Ltd.	9,500	34,360
Lifestyle International Holdings, Ltd.	4,500	8,102
Mongolia Energy Company, Ltd. (I)	65,000	29,892
MTR Corp., Ltd.	20,607	77,581
New World Development Company, Ltd.	35,588	69,418
Nine Dragons Paper Holdings, Ltd.	26,000	43,133
Noble Group, Ltd.	39,400	85,933
NWS Holdings, Ltd.	8,877	17,670
Orient Overseas International, Ltd.	1,938	14,329
Parkson Retail Group, Ltd.	25,000	42,899
PCCW, Ltd.	87,000	25,886
Ping An Insurance Group Company
of China, Ltd.	22,000	188,692
Poly Hong Kong Investment, Ltd.	24,000	30,607
Renhe Commercial Holdings Compnay, Ltd.	160,000	37,016
Shandong Weigao Group Medical
Polymer Company, Ltd.	8,000	33,353
Shanghai Industrial Holdings, Ltd.	14,000	64,051
Shangri-La Asia, Ltd.	15,953	31,145
Shimao Property Holdings, Ltd., GDR	25,000	45,841
Sino Land Company, Ltd.	22,454	44,089
Sino-Forest Corp. (I)	4,600	90,129
Sino-Ocean Land Holdings, Ltd.	63,100	55,620
Sinofert Holdings, Ltd.	22,000	13,140
Sinotruk Hong Kong, Ltd.	18,000	19,015
Soho China, Ltd.	66,000	37,571
Sun Hung Kai Properties, Ltd.	22,389	335,895

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Swire Pacific, Ltd.	11,500	$138,644
Television Broadcasting Company, Ltd.	6,000	28,893
The Link	32,668	80,205
Wharf Holdings, Ltd.	20,000	113,376
Wheelock and Company, Ltd.	17,000	49,907
Wing Hang Bank, Ltd.	3,500	31,906
Yue Yuen Industrial Holdings, Ltd.	8,000	27,742

		7,449,507
Hungary - 0.13%
Gedeon Richter Rt.	298	64,434
Magyar Telekom Rt.	10,442	42,664
MOL Magyar Olaj & Gazipari Rt. (I)	742	75,781
OTP Bank Rt. (I)(L)	4,147	145,335

		328,214
India - 1.69%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	2,151	60,723
Grasim Industries, Ltd., ADR	481	30,158
ICICI Bank, Ltd., SADR	15,442	659,373
Infosys Technologies, Ltd., ADR	20,260	1,192,301
Larsen & Toubro, Ltd., ADR (S)	7,345	266,814
Ranbaxy Laboratories, Ltd., ADR (I)	2,771	29,400
Reliance Capital, Ltd. (S)	2,246	37,824
Reliance Communication, Ltd., ADR (S)	23,274	88,104
Reliance Energy, Ltd., ADR (S)	708	47,265
Reliance Industries, Ltd., ADR (S)	25,406	1,224,569
Reliance Natural Resources, Ltd., ADR (I)(S)	8,582	23,799
Satyam Computer Services, Ltd., ADR (I)(L)	7,380	38,524
State Bank of India GDR	1,072	100,768
Tata Communications, Ltd., ADR	900	11,169
Tata Motors, Ltd., SADR (L)	7,055	130,235
Wipro, Ltd., ADR (L)	7,730	180,186

		4,121,212
Indonesia - 0.47%
Adaro Energy Tbk	129,500	27,828
Aneka Tambang Tbk PT	142,375	37,566
Astra Agro Lestari Tbk PT	4,842	13,068
Astra International Tbk PT	34,017	156,706
Bank Central Asia Tbk PT	174,726	105,448
Bank Danamon Indonesia Tbk PT	29,428	16,828
Bank Mandiri Tbk PT	189,622	111,557
Bank Pan Indonesia Tbk PT (I)	16,560	1,802
Indocement Tunggal Prakarsa Tbk PT	27,013	42,226
Indofood Sukses Makmur Tbk PT	33,595	13,944
Indosat Tbk PT	23,500	14,213
Indosat Tbk PT, ADR	227	6,914
International Nickel Indonesia Tbk PT	77,500	40,147
Lippo Karawaci Tbk PT (I)	73,500	4,843
Perusahaan Gas Negara Tbk PT	186,015	86,709
PT Bank Rakyat Indonesia	88,999	80,742
PT Bumi Resources	276,220	68,207
PT Indo Tambangray	5,500	22,953
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,000	35,760
Semen Gresik Persero Tbk PT	12,360	9,899
Tambang Batubara Bukit Asam Tbk PT	21,000	40,089
Telekomunikasi Indonesia Tbk PT	173,500	154,376
Truba Alam Manunggal Engineering PT (I)	157,500	1,957
Unilever Indonesia Tbk PT	20,500	27,329
United Tractors Tbk PT	16,620	33,449

		1,154,560
Ireland - 0.24%
Allied Irish Banks PLC - London Exchange (I)	18,310	29,583
Anglo Irish Bank Corp. PLC (I)	15,416	2,928

186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Bank of Ireland (I)	21,089	$46,026
C&C Group PLC	220	996
CRH PLC - London Exchange	8,174	204,331
Elan Corp. PLC (I)	1,399	10,561
Experian PLC	15,347	150,873
Greencore Group PLC	6	11
Kerry Group PLC	3,278	101,805
Ryanair Holdings PLC, SADR (I)	1,203	32,686

		579,800
Israel - 0.67%
Alvarion, Ltd., ADR (I)	544	2,154
Audio Codes, Ltd. (I)	632	2,553
Bank Hapoalim, Ltd. (I)	14,987	66,657
Bank Leumi Le-Israel, Ltd. (I)	17,524	82,400
Bezek Israeli Telecommunications Corp., Ltd.	17,325	49,131
Cellcom Israel, Ltd.	797	27,761
Cellcom Israel, Ltd. - Tel Aviv Exchange	1,068	36,494
Check Point Software Technologies, Ltd. (I)	2,779	97,432
Delek Group, Ltd.	32	7,337
Delek Real Estate, Ltd. (I)	8,983	8,938
Discount Investment Corp.	101	2,810
Elbit Systems, Ltd.	219	13,996
Given Imaging Corp., ADR (I)	85	2,007
ICL Israel Chemicals, Ltd.	10,082	135,935
Israel Corp., Ltd. (I)	23	19,475
Israel Discount Bank, Ltd. (I)	6,779	15,497
Makhteshim-Agam Industries, Ltd.	9,357	42,279
Mizrahi Tefahot Bank, Ltd. (I)	3,560	33,616
Nice Systems, Ltd. (I)	761	24,192
Ormat Industries, Ltd.	1,960	14,955
Partner Communications, Ltd.	2,436	54,644
RADWARE, Ltd., ADR (I)	269	5,940
Syneron Medical, Ltd., ADR (I)	462	5,050
Teva Pharmaceutical Industries, Ltd.	14,021	887,828

		1,639,081
Italy - 2.18%
A2A SpA	13,168	24,680
Assicurazioni Generali SpA	20,061	481,160
Autogrill SpA (I)	1,731	21,040
Autostrade SpA	4,512	105,412
Banca Carige SpA	7,526	20,574
Banca Intesa SpA	17,851	53,409
Banca Monte dei Paschi di Siena SpA	30,527	45,164
Banca Popolare di Milano SpA	4,927	30,634
Banche Popolari Unite SpA	8,591	115,843
Banco Popolare Societa Cooperativa (I)	11,220	77,967
Enel SpA	108,028	603,386
Eni SpA	41,923	984,528
Exor SpA	1,040	18,050
Fiat SpA (I)	12,884	168,030
Finmeccanica SpA	5,920	78,898
Fondiaria-Sai SpA	535	8,044
Intesa Sanpaolo SpA (I)	126,455	470,547
Italcementi SpA	474	5,485
Luxottica Group SpA	1,514	40,527
Mediaset SpA	9,982	85,859
Mediobanca SpA (I)	6,922	74,328
Mediolanum SpA	2,659	15,549
Mondadori (Arnoldo) Editore SpA (I)	29	121
Parmalat SpA	30,411	83,489
Pirelli & Company SpA (I)	40,861	25,150
Prysmian SpA	1,116	21,900
Saipem SpA	3,925	152,095

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Snam Rete Gas SpA	25,628	$129,810
Telecom Italia SpA	167,600	241,591
Telecom Italia SpA - RSP	88,627	100,043
Tenaris SA	6,983	149,992
Terna Rete Elettrica Nazionale SpA	22,829	98,852
UniCredit Italiano SpA (I)	267,931	790,818
Unipol Gruppo Finanziario SpA, ADR (I)	5,036	5,681

		5,328,656
Japan - 13.87%
Acom Company, Ltd. (L)	273	4,469
Advantest Corp.	2,820	70,118
AEON Company, Ltd. (L)	9,396	106,316
AEON Credit Service Company, Ltd.	2,023	24,026
Aioi Insurance Company, Ltd.	9,000	46,401
Air Water, Inc.	2,000	22,897
Aisin Seiki Company, Ltd.	2,621	78,541
Ajinomoto Company, Inc.	9,695	96,064
All Nippon Airways Company, Ltd. (I)	8,285	23,667
Amada Company, Ltd.	4,171	34,997
Aozora Bank, Ltd.	10,000	14,126
Asahi Breweries, Ltd.	5,699	106,570
Asahi Glass Company, Ltd.	14,809	166,121
Asahi Kasei Corp.	18,037	96,957
ASATSU-DK, Inc.	52	1,102
Astellas Pharma, Inc.	7,305	264,566
Bank of Kyoto, Ltd.	2,000	18,424
Bank of Yokohama, Ltd.	17,684	86,373
Benesse Holdings, Inc.	1,046	45,240
Bridgestone Corp.	8,747	149,389
Brother Industries, Ltd.	4,300	51,716
Canon, Inc.	16,826	777,850
Casio Computer Company, Ltd. (L)	2,767	21,291
Central Glass Company, Ltd.	114	563
Central Japan Railway Company, Ltd.	22	167,579
Chiba Bank, Ltd.	9,104	54,295
Chubu Electric Power Company, Inc.	10,623	265,582
Chugai Pharmaceutical Company, Ltd.	3,984	74,845
Chugoku Bank, Ltd.	3,000	40,477
Chugoku Electric Power Company, Inc.	3,800	75,528
Circle K Sunkus Company, Ltd.	88	1,091
Citizen Watch Company, Ltd.	2,965	20,279
Credit Saison Company, Ltd.	1,809	28,076
Dai Nippon Printing Company, Ltd.	8,047	108,329
Daicel Chemical Industries, Ltd.	6,000	41,057
Daido Steel Company, Ltd. (I)	3,000	12,618
Daihatsu Motor Company, Ltd.	4,000	38,219
Daiichi Sankyo Company, Ltd.	10,328	193,484
Daikin Industries, Ltd.	3,585	146,772
Dainippon Screen Manufacturing
Company, Ltd. (I)	762	3,565
Dainippon Sumitomo Pharma Company, Ltd.	3,500	32,058
Daito Trust Construction Company, Ltd.	781	37,683
Daiwa House Industry Company, Ltd.	6,285	70,948
Daiwa Securities Group, Inc.	24,649	129,779
Dena Company, Ltd.	5	36,971
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	32,366
Denso Corp.	7,478	222,873
Dentsu, Inc.	2,300	60,481
Dowa Holdings Company, Ltd.	223	1,344
East Japan Railway Company	5,300	368,399
Eisai Company, Ltd.	4,048	144,223
Electric Power Development Company, Ltd.	2,400	78,965
Elpida Memory, Inc. (I)	3,300	64,608
FamilyMart Company, Ltd.	740	23,514

187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fanuc, Ltd.	3,121	$331,336
Fast Retailing Company, Ltd.	734	127,487
Fuji Electric Holdings Company, Ltd. (I)	3,580	9,770
Fuji Heavy Industries, Ltd. (I)	6,000	30,903
Fuji Television Network, Inc.	3	4,431
FUJIFILM Holdings Corp.	7,533	259,594
Fujitsu, Ltd.	29,379	191,565
Fukuoka Financial Group, Inc.	13,000	54,997
Furukawa Electric Company, Ltd.	9,000	46,812
GS Yuasa Corp. (L)	4,000	27,015
Gunma Bank	7,523	41,612
Hankyu Hanshin Holdings, Inc.	16,600	76,895
Hino Motors, Ltd. (I)	1,114	4,682
Hirose Electric Company, Ltd.	317	36,437
Hisamitsu Pharmaceutical Company, Inc.	1,200	44,579
Hitachi Chemical, Ltd.	1,316	28,445
Hitachi Construction Machinery
Company, Ltd. (L)	2,157	51,000
Hitachi Metals, Ltd.	2,000	21,040
Hitachi, Ltd. (I)	67,882	253,036
Hokkaido Electric Power Company, Inc.	2,332	44,752
Hokuhoku Financial Group, Inc.	12,866	28,219
Hokuriku Electric Power Company	2,700	59,360
Honda Motor Company, Ltd.	26,038	919,915
Hoya Corp.	6,908	189,214
Ibiden Company, Ltd.	1,800	62,029
Idemitsu Kosan Company, Ltd.	300	22,650
Inpex Corp.	12	88,092
Isetan Mitsukoshi Holdings, Ltd.	6,276	67,357
Ishikawajima-Harima Heavy
Industries Company, Ltd.	15,866	29,036
Isuzu Motors, Ltd. (I)	14,000	37,912
IT Holdings Corp.	17	206
Itochu Corp.	22,798	199,843
Itochu Techno-Science Corp.	252	8,255
Iyo Bank, Ltd.	1,000	9,486
J Front Retailing Company, Ltd.	9,000	52,969
JAFCO Company, Ltd. (I)	247	6,491
Japan Real Estate Investment Corp.	7	59,655
Japan Retail Fund Investment Corp., REIT	16	18,830
Japan Tobacco, Inc.	69	255,748
JFE Holdings, Inc.	7,938	318,318
JGC Corp.	3,114	55,590
Joyo Bank, Ltd.	9,047	40,365
JS Group Corp.	3,484	70,942
JSR Corp.	2,867	59,924
Jupiter Telecommunications Company, Ltd. (L)	30	34,666
Kajima Corp.	14,809	36,293
Kamigumi Company, Ltd.	3,466	27,811
Kaneka Corp.	6,000	38,906
Kansai Electric Power Company, Ltd.	12,222	280,044
Kansai Paint Company, Ltd.	2,762	22,519
Kao Corp.	8,638	218,519
Kawasaki Heavy Industries, Ltd. (L)	21,037	58,082
Kawasaki Kisen Kaisha, Ltd. (I)	9,933	39,459
KDDI Corp.	47	243,212
Keihin Electric Express
Railway Company, Ltd.	3,933	32,314
Keio Corp.	8,285	55,935
Keisei Electric Railway Company, Ltd.	3,000	18,263
Keyence Corp.	652	155,275
Kikkoman Corp.	1,762	20,626
Kintetsu Corp. (L)	24,208	75,362
Kirin Holdings Company, Ltd.	13,104	192,706
Kobe Steel Company, Ltd.	35,483	75,954

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Koito Manufacturing Company, Ltd.	2,000	$29,709
Komatsu, Ltd.	14,670	307,747
Komori Corp.	105	1,297
Konami Corp.	557	10,733
Konica Minolta Holdings, Inc.	5,609	65,488
Koyo Seiko Company, Ltd.	2,457	29,034
Kubota Corp.	16,218	147,867
Kuraray Company, Ltd.	6,200	83,111
Kurita Water Industries, Ltd.	1,981	56,066
Kyocera Corp.	2,462	240,346
Kyowa Hakko Kogyo Company, Ltd.	4,862	50,148
Kyushu Electric Power Company, Inc.	6,069	132,117
Lawson, Inc.	869	37,063
Mabuchi Motor Company, Ltd.	282	16,234
Makita Corp.	1,557	51,030
Marubeni Corp.	24,798	154,210
Marui Company, Ltd.	2,436	17,621
Matsui Securities Company, Ltd. (L)	2,100	14,941
Matsushita Electric Industrial Company, Ltd.	30,707	471,103
Matsushita Electric Works, Ltd.	3,819	48,223
Mazda Motor Corp.	17,000	47,856
McDonald’s Holdings Company, Ltd.	1,100	22,324
Mediceo Holdings Company, Ltd.	2,900	34,345
MEIJI Holdings Company, Ltd.	1,200	46,605
Minebea Company, Ltd.	5,523	33,630
Mitsubishi Chemical Holdings Corp.	14,000	71,601
Mitsubishi Corp.	19,944	523,026
Mitsubishi Electric Corp.	30,027	276,018
Mitsubishi Estate Company, Ltd.	18,218	298,244
Mitsubishi Gas & Chemicals Company, Inc.	7,000	42,176
Mitsubishi Heavy Industries, Ltd.	46,063	189,810
Mitsubishi Materials Corp. (I)	13,980	40,248
Mitsubishi Motors Corp. (I)(L)	53,000	72,020
Mitsubishi UFJ Financial Group	197,500	1,030,617
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	24,013
Mitsui & Company, Ltd.	26,989	453,146
Mitsui Chemicals, Inc.	6,990	21,172
Mitsui Engineering &
Shipbuilding Company, Ltd.	8,638	21,539
Mitsui Fudosan Company, Ltd.	12,752	216,577
Mitsui Mining & Smelting Company, Ltd.	7,990	23,947
Mitsui O.S.K. Lines, Ltd.	17,513	125,150
Mitsui Sumitomo Insurance Group Holdings	6,722	185,985
Mitsui Trust Holdings, Inc.	13,990	52,322
Mitsumi Electric Company, Ltd.	899	19,688
Mizuho Financial Group, Inc.	204,500	404,842
Mizuho Trust & Banking Company, Ltd. (I)(L)	33,000	33,042
Murata Manufacturing Company, Ltd.	3,096	175,911
Namco Bandai Holdings, Inc.	3,367	32,739
NEC Corp.	43,617	131,158
NEC Electronics Corp. (I)	52	527
NGK INSULATORS, Ltd.	4,171	85,129
NGK Spark Plug Company, Ltd.	1,762	23,949
NHK Spring Company, Ltd.	1,000	9,180
NICHIREI Corp.	466	1,742
Nidec Corp.	1,586	170,089
Nikon Corp.	4,719	103,093
Nintendo Company, Ltd.	1,592	531,615
Nippon Building Fund, Inc.	7	60,206
Nippon Electric Glass Company, Ltd.	4,000	56,047
Nippon Express Company, Ltd.	11,809	50,792
Nippon Meat Packers, Inc.	2,000	25,316
Nippon Mining Holdings, Inc.	11,632	54,371
Nippon Oil Corp.	18,094	91,157

188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Paper Group, Inc.	1,500	$38,478
Nippon Sheet Glass Company, Ltd.	8,171	24,140
Nippon Steel Corp.	79,536	312,385
Nippon Telegraph & Telephone Corp.	8,100	341,093
Nippon Yusen Kabushiki Kaisha	25,923	101,969
NIPPONKOA Insurance Company, Ltd.	7,000	43,951
Nishi-Nippon City Bank, Ltd.	4,000	11,811
Nissan Chemical Industries, Ltd.	1,762	24,667
Nissan Motor Company, Ltd. (I)	39,390	337,711
Nissay Dowa General Insurance Company, Ltd.	1,000	5,166
Nissha Printing Company, Ltd. (L)	400	15,623
Nisshin Seifun Group, Inc.	1,614	20,824
Nisshin Steel Company	7,047	14,707
Nissin Food Products Company, Ltd.	916	30,787
Nitori Company, Ltd.	468	35,534
Nitto Denko Corp.	2,132	82,406
NOK Corp.	1,492	22,466
Nomura Holdings, Inc.	55,707	408,596
Nomura Real Estate Office Fund, Inc.	2	11,217
Nomura Research Institute, Ltd.	1,311	29,856
NSK, Ltd.	6,000	47,398
NTN Corp.	4,228	19,094
NTT Data Corp.	17	56,665
NTT DoCoMo, Inc.	245	372,598
Obayashi Corp.	5,638	24,908
Odakyu Electric Railway Company, Ltd. (L)	8,695	72,368
Oji Paper Company, Ltd.	11,809	51,800
Okumura Corp.	114	399
Olympus Corp.	3,166	101,653
Omron Corp.	3,261	75,719
Ono Pharmaceutical Company, Ltd.	1,200	53,402
Oracle Corp.	752	34,824
Oriental Land Company, Ltd.	793	55,306
ORIX Corp. (I)(L)	1,556	137,688
Osaka Gas Company, Ltd.	28,845	103,372
Otsuka Corp.	100	6,336
Q.P. Corp.	87	945
Rakuten, Inc.	103	74,388
Resona Holdings, Inc.	7,100	89,455
Ricoh Company, Ltd.	9,399	146,151
Rinnai Corp.	652	34,248
Rohm Company, Ltd.	1,327	99,107
Sankyo Company, Ltd.	793	39,240
Santen Pharmaceutical Company, Ltd.	1,200	35,974
Sanyo Electric Company, Ltd. (I)	24,151	38,752
Sapporo Hokuyo Holdings, Inc.	5,600	25,581
Sapporo Holdings, Ltd.	2,466	12,878
SBI Holdings, Inc. (I)	304	60,033
Secom Company, Ltd.	3,390	147,847
SEGA SAMMY HOLDINGS, Inc.	3,492	42,294
Seiko Epson Corp.	2,700	41,731
Sekisui Chemical Company, Ltd.	5,228	35,469
Sekisui House, Ltd.	6,638	66,093
Senshu Ikeda Holdings, Inc. (L)	9,400	17,082
Seven & I Holdings Company, Ltd.	12,481	301,681
Sharp Corp.	16,218	202,893
Shikoku Electric Power Company, Inc.	2,700	76,511
Shimadzu Corp. (L)	5,000	40,071
Shimamura Company, Ltd.	276	24,447
Shimano, Inc.	1,069	47,293
Shimizu Corp.	7,695	32,118
Shin-Etsu Chemical Company, Ltd.	6,411	372,551
Shinko Electric Industries Company, Ltd.	1,600	24,764
Shinko Securities Company, Ltd. (I)	12,000	37,954
Shinsei Bank, Ltd. (L)	9,094	10,946

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shionogi & Company, Ltd.	4,423	$84,063
Shiseido Company, Ltd.	4,523	98,246
Shizuoka Bank, Ltd.	7,342	64,022
Showa Denko KK	23,000	51,937
Showa Shell Sekiyu KK	3,800	25,698
SMC Corp.	764	103,747
Softbank Corp.	11,688	288,039
Sojitz Holdings Corp.	15,191	29,425
Sompo Japan Insurance, Inc.	12,104	84,931
Sony Corp.	15,742	603,062
Sony Financial Holdings, Inc.	11	36,090
Square Enix Company, Ltd.	600	13,087
Stanley Electric Company, Ltd.	1,808	35,076
Sumco Corp. (I)	2,300	48,654
Sumitomo Bakelite Company, Ltd.	762	4,370
Sumitomo Chemical Company, Ltd.	23,446	114,665
Sumitomo Corp.	17,766	204,373
Sumitomo Electric Industries, Ltd.	12,599	154,530
Sumitomo Heavy Industries, Ltd.	8,000	47,957
Sumitomo Metal Industries, Ltd.	52,577	159,246
Sumitomo Metal Mining Company, Ltd.	8,285	122,450
Sumitomo Mitsui Financial Group	20,200	664,502
Sumitomo Realty &
Development Company, Ltd.	5,876	111,878
Suruga Bank, Ltd.	2,114	18,860
Suzuken Company, Ltd.	1,223	43,026
Suzuki Motor Corp.	5,300	116,663
Sysmex Corp.	500	29,246
T&D Holdings, Inc.	3,391	79,995
Taiheiyo Cement Corp. (I)	8,809	12,632
Taisei Corp.	16,866	37,181
Taisho Pharmaceuticals Company, Ltd.	1,762	32,014
Taiyo Nippon Sanso Corp.	3,819	37,355
Takashimaya Company, Ltd.	6,000	49,253
Takeda Pharmaceutical Company, Ltd.	11,749	516,971
Tanabe Seiyaku Company, Ltd.	3,000	42,321
TDK Corp.	1,668	111,047
Teijin, Ltd.	12,104	40,670
Terumo Corp.	2,503	133,089
The 77th Bank, Ltd.	6,523	37,267
The Hachijuni Bank, Ltd.	6,000	34,058
The Hiroshima Bank, Ltd.	8,000	33,688
The Japan Steel Works, Ltd.	5,000	57,011
The Sumitomo Trust &
Banking Company, Ltd.	21,446	125,343
The Tokyo Electric Power Company, Inc.	19,067	507,525
THK Company, Ltd.	1,481	32,173
Tobu Railway Company, Ltd. (L)	11,752	65,251
Toho Company, Ltd.	2,300	37,058
Toho Gas Company, Ltd.	6,000	32,660
Tohoku Electric Power Company, Inc.	6,480	136,777
Tokio Marine Holdings, Inc.	11,200	315,502
Tokuyama Corp.	2,000	11,086
Tokyo Electron, Ltd.	2,532	167,058
Tokyo Gas Company, Ltd.	38,835	171,161
Tokyo Steel Manufacturing Company, Ltd.	900	11,277
Tokyo Tatemono Company, Ltd.	6,000	21,474
Tokyu Corp.	16,866	70,554
Tokyu Land Corp.	5,171	19,647
TonenGeneral Sekiyu KK	4,171	35,207
Toppan Printing Company, Ltd.	7,990	72,165
Toray Industries, Inc. (L)	19,389	113,289
Toshiba Corp. (I)	62,711	324,173
Toto, Ltd.	3,171	21,586
Toyo Seikan Kaisha, Ltd.	2,009	35,557

189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Suisan Kaisha, Ltd.	705	$18,230
Toyobo Company, Ltd.	933	1,486
Toyoda Gosei Company, Ltd.	1,300	36,468
Toyota Boshoku Corp.	1,400	26,866
Toyota Industries Corp.	2,590	74,003
Toyota Motor Corp.	46,447	1,867,518
Toyota Tsusho Corp.	3,500	54,925
Trend Micro, Inc.	1,733	60,447
Tsumura & Company, Ltd.	1,200	34,809
Ube Industries, Ltd.	18,037	46,255
Unicharm Corp.	558	53,906
UNY Company, Ltd.	1,862	15,403
Ushio, Inc.	2,257	38,308
Wacoal Corp.	57	712
West Japan Railway Company, Ltd.	25	85,952
Yahoo! Japan Corp. (L)	213	77,595
Yakult Honsha Company, Ltd. (L)	1,300	35,050
Yamada Denki Company, Ltd.	1,126	83,124
Yamaguchi Financial Group, Inc.	3,000	32,744
Yamaha Corp.	1,926	24,761
Yamaha Motor Company, Ltd. (I)	2,691	40,343
Yamato Transport Company, Ltd.	5,580	78,190
Yamazaki Baking Company, Ltd.	1,409	17,412
Yaskawa Electric Corp.	5,000	45,753
Yokogawa Electric Corp. (I)	4,600	40,075

		33,868,251
Luxembourg - 0.34%
ArcelorMittal	13,489	592,836
Millicom International Cellular SA	1,329	118,990
Reinet Investments SCA (I)	1,493	24,080
Reinet Investments SCA SADR (I)	1,000	1,634
SES SA	4,113	103,731

		841,271
Macau - 0.02%
Sands China, Ltd. (I)	37,200	58,894
Malaysia - 0.61%
Alliance Financial Group BHD	9,600	8,487
AMMB Holdings BHD	42,662	65,403
Asiatic Development BHD	10,500	22,373
Berjaya Sports Toto BHD	5,742	7,880
British American Tobacco Malaysia BHD	2,000	27,051
Bursa Malaysia BHD	6,400	15,410
Commerce Asset Holdings BHD	29,100	125,321
Digi.Com BHD	9,000	62,306
Gamuda BHD	16,400	14,583
Genting BHD	30,900	62,453
Hong Leong Bank BHD	4,100	10,847
IGB Corp. BHD	1,200	694
IJM Corp. BHD	11,620	17,372
IOI Corp. BHD	60,469	99,937
KLCC Property Holdings BHD	700	719
KNM Group BHD (I)	76,950	16,984
Kuala Lumpur Kepong BHD	6,500	33,245
Lafarge Malayan Cement BHD	4,470	8,711
Malayan Banking BHD	59,542	136,215
MISC BHD	20,640	51,297
MMC Corp. BHD	1,400	1,049
Multi-Purpose Holdings BHD	5,170	3,768
Parkson Holdings BHD	9,999	18,088
Petronas Dagangan BHD	1,400	3,881
Petronas Gas BHD	5,100	15,330
PLUS Expressways BHD	18,900	19,586
PPB Group BHD	12,900	71,094

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Public Bank BHD	988	$3,526
Public Bank BHD - Foreign Market Shares	16,000	57,260
Resorts World BHD	41,700	36,633
RHB Capital BHD	2,600	4,496
Sime Darby BHD	50,746	135,308
SP Setia BHD	34,200	43,834
Tanjong PLC	4,600	25,301
Telekom Malaysia BHD	17,100	18,036
Tenaga Nasional BHD	31,900	78,371
TM International BHD (I)	57,100	67,288
UEM Land Holdings BHD (I)	16,500	8,566
UMW Holdings BHD	21,400	41,641
YTL Corp. BHD	9,996	22,963
YTL Power International BHD	20,937	14,072

		1,477,379
Malta - 0.00%
BGP Holdings PLC (I)	130,653	0
Mexico - 1.05%
Alfa SA de CV	5,202	40,981
America Movil SAB de CV, Series L	295,619	744,323
Carso Global Telecom SAB de CV (I)	10,500	53,614
Cemex SA de CV (I)	153,660	157,715
Coca-Cola Femsa SA de CV (I)	3,153	21,044
Desarrolladora Homex SA de CV (I)	4,000	18,910
Fomento Economico Mexicano SA de CV	36,755	174,831
Fresnillo PLC	2,849	36,676
Grupo Aeroportuario del Pacifico SA de
CV, Series B	9,900	36,777
Grupo Bimbo SA de CV	4,658	41,593
Grupo Carso SA de CV	11,593	44,351
Grupo Elektra SA de CV	1,300	65,191
Grupo Financiero Banorte SA de CV	22,566	100,093
Grupo Financiero Inbursa SA de CV	9,178	31,920
Grupo Mexico SAB de CV, Series B	65,135	174,431
Grupo Modelo SA (I)	6,817	40,250
Grupo Televisa SA	42,083	177,811
Industrias Penoles SA de CV	1,998	42,663
Kimberly-Clark de Mexico SA de CV	10,200	57,667
Mexichem SAB de CV	25,592	75,242
Telefonos de Mexico SA de CV	90,066	70,516
Telmex Internacional SAB de CV	84,266	81,378
Urbi Desarrollos Urbanos SA de CV (I)	11,100	25,632
Wal-Mart de Mexico SA de CV, Series V	50,779	260,184

		2,573,793
Netherlands - 2.32%
Aegon NV (I)	26,410	180,629
Akzo Nobel NV	3,572	203,815
ASML Holding NV (L)	7,286	259,386
Corio NV	994	66,425
Fugro NV	1,214	79,423
Heineken Holding NV	2,014	89,652
Heineken NV	4,163	213,725
ING Groep NV (I)	60,326	601,500
Koninklijke (Royal) KPN NV	27,896	442,306
Koninklijke Ahold NV	18,352	244,792
Koninklijke Boskalis Westinster NV	800	30,617
Koninklijke DSM NV	2,710	120,671
Koninklijke Vopak NV (I)	506	39,794
Philips Electronics NV (L)	15,429	495,347
Randstad Holdings NV (I)	1,846	87,838
Reed Elsevier NV	12,559	152,800
Royal Dutch Shell PLC	42,664	1,176,650
SBM Offshore NV	3,274	65,570

190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
TNT NV	6,220	$178,524
Unilever NV	27,363	828,528
Wolters Kluwer NV	4,729	102,629

		5,660,621
New Zealand - 0.07%
Auckland International Airport, Ltd.	70,705	97,335
Contact Energy, Ltd. (I)	3,301	14,987
Sky City Entertainment Group, Ltd.	25,517	58,213

		170,535
Norway - 0.49%
DnB NOR ASA (I)	20,287	231,187
Norsk Hydro ASA (I)	10,244	78,055
Orkla ASA	17,208	152,123
Statoil ASA	17,808	414,033
Telenor ASA (I)	13,809	187,227
Yara International ASA	3,091	134,123

		1,196,748
Peru - 0.14%
Compania de Minas Buenaventura SA	2,698	84,396
Credicorp SA	1,295	114,349
Credicorp, Ltd., ADR	76	6,702
Southern Peru Copper Corp.	4,256	134,788

		340,235
Philippines - 0.12%
Ascendas Real Estate Investment Trust	21,469	29,455
Ayala Corp.	1,451	10,628
Ayala Land, Inc.	90,600	26,126
Banco De Oro	12,831	11,770
Bank of the Philippine Islands	59,072	58,748
Filinvest Land, Inc.	112,500	2,212
Globe Telecommunications, Inc.	140	3,096
Jollibee Foods Corp.	8,000	10,405
Manila Electric Company	5,242	20,427
Metropolitan Bank & Trust Company	12,400	13,697
Philippine Long Distance Telephone Company	1,220	65,283
PNOC Energy Development Corp.	36,498	4,031
SM Investments Corp.	3,768	30,830
SM Prime Holdings, Ltd.	56,916	12,326

		299,034
Poland - 0.30%
Asseco Poland SA	633	12,607
Bank Handlowy w Warszawie SA (I)	731	20,483
Bank Millennium SA (I)	8,840	13,528
Bank Pekao SA (I)	1,917	111,337
Bank Zachodni WBK SA (I)	356	25,644
Bioton SA (I)	22,883	1,854
Boryszew SA (I)	2,580	1,784
BRE Bank SA (I)	292	26,612
Cyfrowy Polsat SA	3,617	19,776
Firma Oponiarska Debica SA	118	3,142
Getin Holding SA (I)	9,766	36,735
Globe Trade Centre SA (I)	1,844	16,040
Grupa Lotos SA (I)	517	5,361
ING Bank Slaski SA (I)	121	31,573
KGHM Polska Miedz SA	1,895	71,333
PBG SA (I)	67	5,059
Polish Oil & Gas Company	41,082	52,689
Polski Koncern Naftowy Orlen SA (I)	8,548	116,271
Powszechna Kasa Oszczednosci Bank
Polski SA	7,193	100,539
Sygnity SA (I)	64	324

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Telekomunikacja Polska SA	9,439	$53,566
TVN SA	1,422	8,974

		735,231
Portugal - 0.19%
Banco Comercial dos Acores SA (I)(L)	30,130	33,499
Banco Espirito Santo SA (L)	10,883	58,771
Cimpor-Cimentos De Portugal SA	5,397	40,802
Electricidade de Portugal SA	26,515	105,294
Galp Energia SGPS SA	1,203	20,901
Jeronimo Martins SGPS SA	2,898	29,379
Portugal Telecom SGPS SA	15,439	172,473

		461,119
Russia - 1.43%
Comstar United Telesystems, GDR	2,134	14,959
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	6,930
Gazprom OAO, SADR	43,552	1,022,165
JSC MMC Norilsk Nickel, ADR (I)	14,865	273,665
Lukoil OAO, ADR (L)	8,621	488,811
Mechel, SADR	1,676	47,632
Mobile TeleSystems, SADR	2,982	165,501
NovaTek OAO, ADR	1,464	106,737
Novolipetsk Steel, ADR	1,029	35,655
Polyus Gold Company ZAO, SADR	2,831	72,898
Rosneft Oil Company	22,898	181,965
Rostelecom, ADR (I)	549	16,333
Sberbank	988	292,001
Severstal, ADR (I)	4,250	61,880
Sibirtelecom, ADR	3,704	47,782
Sistema JSFC, Reg. S, GDR (I)	987	26,825
Surgutneftegaz SADR	17,404	96,592
Surgutneftegaz, ADR	13,350	132,299
Tatneft, ADR	4,533	141,883
UralsvyAzinform, ADR (I)	3,423	26,220
Vimpel-Communications, SADR	4,880	89,841
VolgaTelecom, ADR	1,776	12,645
VTB Bank OJSC, GDR	21,911	121,282
Wimm-Bill-Dann Foods OJSC, ADR	604	13,542

		3,496,043
Singapore - 0.95%
Capitaland, Ltd.	49,412	139,925
CapitaMall Trust	30,850	38,933
City Developments, Ltd.	10,285	77,808
ComfortDelGro Corp., Ltd.	13,731	15,295
Cosco Corp. Singapore, Ltd.	7,000	6,188
DBS Group Holdings, Ltd.	27,526	280,976
Fraser and Neave, Ltd.	20,900	71,397
Golden Agri-Resources, Ltd. (I)	30,858	12,754
Jardine Cycle and Carriage, Ltd.	2,623	54,984
Keppel Corp., Ltd.	25,980	169,131
Neptune Orient Lines, Ltd.	7,616	10,912
Olam International, Ltd.	11,457	21,158
Oversea-Chinese Banking Corp., Ltd.	47,987	298,279
SembCorp Industries, Ltd.	7,604	22,404
SembCorp Marine, Ltd.	9,293	27,787
Singapore Airlines, Ltd.	8,260	90,004
Singapore Airport Terminal Services, Ltd.	9,679	18,356
Singapore Exchange, Ltd.	20,399	111,386
Singapore Press Holdings, Ltd.	28,441	77,562
Singapore Technologies Engineering, Ltd.	33,798	76,955
Singapore Telecommunications, Ltd.	123,410	280,320
Suntec Real Estate Investment Trust	809	775
United Overseas Bank, Ltd.	19,037	261,103

191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
UOL Group, Ltd.	16,531	$46,011
Wilmar International, Ltd.	17,000	81,220
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	22,331

		2,313,954
South Africa - 1.56%
ABSA Group, Ltd.	5,003	97,778
Adcock Ingram Holdings, Ltd.	1,000	7,901
African Bank Investments, Ltd.	10,203	49,900
African Rainbow Minerals, Ltd.	1,440	37,864
Anglo Platinum, Ltd. (I)	1,162	118,142
AngloGold Ashanti, Ltd.	5,230	198,722
Aspen Pharmacare Holdings, Ltd. (I)	4,390	47,934
Aveng, Ltd.	4,619	23,856
Bidvest Group, Ltd.	5,100	95,281
Discovery Holdings, Ltd., ADR	6,145	29,128
FirstRand, Ltd.	41,071	113,969
Foschini, Ltd.	2,194	20,165
Gold Fields, Ltd.	11,170	141,045
Growthpoint Properties, Ltd.	18,077	36,609
Harmony Gold Mining Company, Ltd.	5,590	52,898
Hulamin, Ltd. (I)	73	110
Impala Platinum Holdings, Ltd.	9,352	274,498
Imperial Holdings, Ltd.	3,486	48,040
Investec, Ltd.	4,332	37,192
Kumba Iron Ore, Ltd.	1,096	53,148
Kumba Resources, Ltd.	2,723	47,074
Liberty Holdings, Ltd.	1,116	11,114
Massmart Holdings, Ltd.	2,905	43,290
Mittal Steel South Africa, Ltd. (I)	2,574	32,731
MTN Group, Ltd.	24,343	374,174
Murray & Roberts Holdings, Ltd.	3,828	22,739
Naspers, Ltd.	6,675	289,746
Nedbank Group, Ltd.	2,439	47,190
Network Healthcare Holdings, Ltd. (I)	24,570	44,527
Northam Platinum, Ltd.	386	2,542
Pick’n Pay Stores, Ltd.	4,153	24,523
Pretoria Portland Cement Company, Ltd.	5,853	27,473
Redefine Income Fund, Ltd.	45,895	49,374
Remgro, Ltd.	7,172	96,521
Reunert, Ltd.	1,838	14,671
RMB Holdings, Ltd.	10,689	47,502
Sanlam, Ltd.	36,457	124,528
Sappi, Ltd. (I)	6,223	27,644
Sasol, Ltd.	8,924	370,665
Shoprite Holdings, Ltd.	7,500	74,836
Standard Bank Group, Ltd.	17,977	282,957
Steinhoff International Holdings, Ltd. (I)	17,386	47,718
Telkom SA, Ltd.	5,430	25,477
Tiger Brands, Ltd.	2,236	56,296
Truworths International, Ltd.	6,249	44,846
Vodacom Group Pty, Ltd.	6,961	53,131
Woolworths Holdings, Ltd.	14,552	45,032

		3,812,501
South Korea - 2.80%
Amorepacific Corp.	73	53,132
Asiana Airlines, Inc. (I)	566	2,070
Busan Bank	1,845	19,795
Cheil Industries, Inc.	1,080	61,015
CJ CheilJedang Corp.	135	26,831
Daegu Bank	1,140	15,255
Daelim Industrial Company, Ltd.	300	19,861
Daewoo Engineering &
Construction Company, Ltd.	1,081	10,500

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daewoo International Corp.	526	$16,724
Daewoo Securities Company, Ltd. (I)	1,780	32,048
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,050	20,116
DC Chemical Company, Ltd.	190	33,094
Dongbu Insurance Company, Ltd. (I)	960	27,380
Dongkuk Steel Mill Company, Ltd.	1,370	27,825
Doosan Corp.	360	40,827
Doosan Heavy Industries and
Construction Company, Ltd.	360	28,795
Doosan Infracore Company, Ltd. (I)	1,290	23,342
GS Engineering & Construction Corp.	520	44,750
GS Holdings Corp.	520	18,415
Hana Financial Group, Inc.	2,740	84,922
Hanjin Heavy Industries &
Construction Company, Ltd.	254	5,775
Hanjin Shipping Company, Ltd. (I)	1,846	50,591
Hanjin Shipping Holdings Company, Ltd. (I)	357	6,443
Hankook Tire Company, Ltd.	1,700	32,148
Hanwha Chemical Corp.	892	10,865
Hanwha Corp.	1,010	36,789
Hite Brewery Company, Ltd.	37	4,651
Hite Holdings Company, Ltd.	206	4,215
Honam Petrochemical Corp.	140	14,052
Hynix Semiconductor, Inc. (I)	7,940	187,137
Hyosung Corp.	550	39,430
Hyundai Department Store Company, Ltd.	420	38,395
Hyundai Development Company	790	23,062
Hyundai Engineering &
Construction Company, Ltd.	630	34,539
Hyundai Heavy Industries Company, Ltd.	650	136,002
Hyundai Mipo Dockyard Company, Ltd.	100	13,727
Hyundai Mobis	1,070	141,740
Hyundai Motor Company, Ltd.	2,670	272,328
Hyundai Securities Company, Ltd. (I)	2,644	31,739
Hyundai Steel Company	1,010	76,602
Industrial Bank of Korea	2,070	27,054
Kangwon Land, Inc.	2,090	31,407
KB Financial Group, Inc.	4,830	232,838
KB Financial Group, Inc., ADR	206	9,880
KCC Corp.	100	31,297
Kia Motors Corp.	3,620	80,717
Korea Electric Power Corp. (I)	4,330	139,788
Korea Electric Power Corp., SADR (I)	744	12,083
Korea Exchange Bank	4,900	58,414
Korea Gas Corp.	180	7,607
Korea Investment Holdings Company, Ltd. (I)	1,090	29,937
Korea Line Corp. (I)	230	12,792
Korea Zinc Company, Ltd.	200	35,444
Korean Air Lines Company, Ltd. (I)	407	24,014
Korean Reinsurance Company, Ltd. (I)	24	212
KT Corp.	2,267	93,804
KT Corp. SADR	266	5,522
KT&G Corp.	1,870	103,468
Kumho Industrial Company, Ltd. (I)	1,110	5,298
LG Chem, Ltd.	674	143,118
LG Corp.	1,370	86,004
LG Display Company, Ltd.	3,940	139,169
LG Display Company, Ltd., ADR	57	1,008
LG Electronics, Inc.	1,630	165,760
LG Household & Health Care, Ltd.	180	48,183
LG Telecom, Ltd.	2,751	18,760
Lotte Confectionery Company, Ltd.	4	4,664
Lotte Shopping Company, Ltd.	120	34,889
LS Cable, Ltd.	380	33,159

192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Mirae Asset Securities Company, Ltd. (I)	285	$14,345
NHN Corp. (I)	689	109,650
POSCO	1,064	497,665
S-Oil Corp.	550	27,709
S1 Corp.	140	5,778
Samsung Card Company, Ltd.	900	40,817
Samsung Corp.	2,040	109,700
Samsung Digital Imaging Company, Ltd.	354	14,784
Samsung Electro-Mechanics Company, Ltd.	940	95,456
Samsung Electronics Company, Ltd.	1,747	1,263,565
Samsung Engineering Company, Ltd.	580	59,915
Samsung Fire & Marine Insurance
Company, Ltd. (I)	640	102,604
Samsung Heavy Industries Company, Ltd.	2,260	52,593
Samsung SDI Company, Ltd.	630	78,986
Samsung Securities Company, Ltd. (I)	1,060	57,091
Samsung Techwin Company, Ltd.	487	36,517
Shinhan Financial Group
Company, Ltd., SADR	175	13,913
Shinhan Financial Group Company, Ltd.	6,700	264,987
Shinsegae Company, Ltd.	238	112,556
SK Energy Company, Ltd.	987	105,865
SK Holdings Company, Ltd.	592	52,556
SK Networks Company, Ltd.	2,970	30,152
SK Telecom Company, Ltd.	670	102,999
SK Telecom Company, Ltd. ADR	657	11,340
STX Pan Ocean Company, Ltd.	2,370	28,037
STX Shipbuilding Company, Ltd.	190	2,164
Taewoong Company, Ltd.	110	6,874
Tong Yang Investment Bank (I)	7	65
Woongjin Coway Company, Ltd.	1,060	32,899
Woori Finance Holdings Company, Ltd.	4,490	65,786
Woori Investment & Securities
Company, Ltd. (I)	1,860	25,781
Yuhan Corp.	190	28,965

		6,835,331
Spain - 2.59%
Abertis Infraestructuras SA	4,847	93,117
Acciona SA	344	38,210
Acerinox SA	2,601	51,256
ACS Actividades de Construccion y
Servicios SA	2,136	98,434
Banco Bilbao Vizcaya Argentaria SA (L)	56,241	768,707
Banco de Sabadell SA (L)	15,487	85,477
Banco de Valencia SA (I)	4,557	29,038
Banco Popular Espanol SA	14,932	109,841
Banco Santander SA	132,406	1,757,034
Bankinter SA (L)	3,875	32,273
Cintra Concesiones de Infraestructuras de
Transporte SA	7,864	76,585
Criteria Caixacorp SA	11,712	58,057
EDP Renovaveis SA (I)	2,863	22,349
Enagas	2,494	54,808
Fomento de Construcciones SA	418	15,316
Gamesa Corporacion Tecnologica SA	3,296	45,242
Gas Natural SDG SA	3,995	73,825
Gestevision Telecinco SA	695	10,914
Grifols SA	2,505	37,498
Iberdrola Renovables SA	11,746	48,819
Iberdrola SA	57,697	488,612
Iberia Lineas Aereas de Espana SA (I)	5,235	18,268
Inditex SA	3,329	219,184
Indra Sistemas SA	1,914	39,200
Mapfre SA	13,839	50,739

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Red Electrica De Espana	1,577	$84,674
Repsol YPF SA	11,369	269,283
Sacyr Vallehermoso SA (I)	305	2,695
Telefonica SA	67,124	1,588,443
Zardoya Otis SA	2,551	44,226

		6,312,124
Sweden - 1.52%
AB SKF	2,148	38,210
Alfa Laval AB	3,968	58,458
Assa Abloy AB, Series B	1,501	29,403
Atlas Copco AB, Series A	11,483	178,311
Atlas Copco AB, Series B	5,423	76,093
Electrolux AB	562	12,857
Ericsson (LM), Series B	47,750	499,857
Getinge AB, Series B	3,600	86,375
Hennes & Mauritz AB, Series B	8,318	538,137
Holmen AB, Series B	229	6,151
Husqvarna AB, B Shares (I)	2,659	19,313
Investor AB, B Shares (I)	7,800	149,746
Loomis AB	1,220	15,720
Nordea Bank AB (L)	52,581	518,629
Sandvik AB	15,393	192,621
Scania AB, Series B	5,700	90,247
Securitas AB, Series B	1,701	18,152
Skandinaviska Enskilda Banken
AB, Series A (I)	22,665	144,978
Skanska AB, Series B (I)	6,841	124,423
SSAB AB, Series A (L)	1,427	25,683
SSAB Svenskt Stal AB, Series B	357	5,801
Svenska Cellulosa AB (I)	9,724	137,201
Svenska Handelsbanken AB, Series A	5,961	174,581
Swedbank AB, Class A (I)	3,750	38,442
Swedish Match AB	1,347	32,155
Tele2 AB, Series B	1,743	29,120
Teliasonera AB (L)	34,557	245,444
Volvo AB, Series B (I)	21,280	213,629

		3,699,737
Switzerland - 5.48%
ABB, Ltd. (I)	36,072	787,435
Actelion, Ltd. (I)	1,749	79,453
Adecco SA (L)	2,106	119,649
Aryzta AG	1,920	84,168
Baloise Holding AG	989	87,785
BKW FMB Energie AG	303	22,507
Compagnie Financiere Richemont SA	8,646	335,168
Credit Suisse Group AG	18,393	945,701
GAM Holding, Ltd.	3,538	43,422
Geberit AG	706	126,277
Givaudan AG	132	115,769
Holcim, Ltd. (I)	4,047	301,188
Julius Baer Group, Ltd.	3,538	128,265
Kuehne & Nagel International AG	1,080	109,123
Lindt & Spruengli AG-PC	18	42,557
Lindt & Spruengli AG-REG	2	54,166
Logitech International SA (I)	3,980	65,243
Lonza Group AG	800	65,297
Nestle SA	55,329	2,830,701
Nobel Biocare Holding AG (L)	2,901	77,507
Novartis AG	33,892	1,831,727
Pargesa Holding SA, ADR	528	44,795
Roche Holdings AG	11,224	1,821,406
Schindler Holding AG - PC	753	66,366
Schindler Holding AG - REG	447	38,790

193

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
SGS SA	109	$150,399
Sonova Holding AG	1,025	127,411
Straumann Holding AG	158	39,329
Swatch Group AG	898	53,452
Swiss Life Holding (I)	550	72,192
Swiss Reinsurance Company, Ltd.	5,723	281,444
Swisscom AG	392	143,126
Syngenta AG	1,582	439,725
Synthes AG	1,010	126,135
The Swatch Group AG	522	166,646
UBS AG (I)	57,421	932,233
Unaxis Holding AG (I)(L)	247	8,404
Zurich Financial Services AG	2,374	609,224

		13,374,185
Taiwan - 2.25%
Acer, Inc.	41,742	123,184
Advanced Semiconductor Engineering, Inc.	65,555	59,800
Advantech Company, Ltd.	6,541	13,973
Asia Cement Corp.	18,457	18,006
Asia Optical Company, Inc.	59	118
Asustek Computer, Inc.	64,237	111,758
AU Optronics Corp.	111,616	126,250
BenQ Corp. (I)	25,272	14,229
Catcher Technology Company, Ltd.	10,384	25,484
Cathay Financial Holdings Company, Ltd. (I)	99,300	165,606
Chang Hwa Commercial Bank, Ltd.	74,000	33,571
Cheng Shin Rubber Industry Company, Ltd.	8,795	18,712
Cheng Uei Precision Industry Company, Ltd.	6,747	13,286
Chicony Electronics Company, Ltd.	9,000	23,931
China Airlines, Ltd. (I)	14,682	5,360
China Development Financial
Holdings Corp. (I)	143,366	40,602
China Motor Company, Ltd. (I)	40	27
China Steel Corp.	148,730	153,287
Chinatrust Financial Holding Company, Ltd.	141,787	80,413
Chunghwa Picture Tubes, Ltd. (I)	63,000	7,196
Chunghwa Telecom Company, Ltd.	71,457	139,748
CMC Magnetics Corp. (I)	52,000	14,249
Compal Communications, Inc.	307	311
Compal Electronics, Inc.	58,909	77,023
Coretronic Corp.	17,000	24,131
D-Link Corp.	934	964
Delta Electronics, Inc.	27,475	86,900
E.Sun Financial Holding Company, Ltd. (I)	26,903	10,894
Epistar Corp.	11,828	39,246
Eternal Chemical Company, Ltd.	11,198	11,437
EVA Airways Corp. (I)	13,601	6,398
Evergreen Marine Corp. (I)	22,000	12,948
Everlight Electronics Company, Ltd.	4,356	13,514
Far Eastern Department Stores Company, Ltd.	14,059	11,629
Far Eastern New Century Corp.	44,451	48,807
Far EasTone
Telecommunications Company, Ltd.	18,927	22,642
Feng Hsin Iron & Steel Co., Ltd.	12,000	20,312
Firich Enterprises Co., Ltd.	387	848
First Financial Holding Company, Ltd.	73,816	40,536
Formosa Chemicals & Fibre Corp.	46,350	108,376
Formosa Petrochemical Corp.	18,990	50,030
Formosa Plastic Corp.	58,700	129,321
Formosa Taffeta Company, Ltd.	16,000	12,739
Foxconn Technology Company, Ltd.	6,674	24,462
Fubon Financial Holding Company, Ltd. (I)	74,000	89,875
HannStar Display Corp. (I)	85,449	18,755
High Tech Computer Corp.	10,321	120,485

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	126,956	$549,211
Hua Nan Financial Holdings Company, Ltd.	50,861	31,131
InnoLux Display Corp.	68,007	103,653
Inotera Memories, Inc. (I)	46,616	37,447
Inventec Appliances Corp.	488	442
Inventec Company, Ltd.	31,531	18,007
KGI Securities Company, Ltd.	44,000	20,625
Kinsus Interconnect Technology Corp.	4,422	11,576
Largan Precision Company, Ltd.	1,101	16,562
Lite-On Technology Corp.	24,243	32,152
Macronix International Company, Ltd.	36,847	24,347
MediaTek, Inc.	14,938	258,983
Mega Financial Holding Company, Ltd.	126,000	72,960
Mitac International	7,319	3,363
Mosel Vitelic, Inc. (I)	277	144
Motech Industries, Inc.	3,490	14,847
Nan Ya Plastics Corp.	75,520	153,566
Nan Ya Printed Circuit Board Corp.	3,140	12,443
Nanya Technology Corp. (I)	22,651	21,508
Novatek Microelectronics Corp., Ltd.	8,277	25,777
Pan-International Industrial Company, Ltd.	260	429
Phison Electronics Corp.	2,000	16,172
Pixart Imaging, Inc.	2,019	13,212
Polaris Securities Company, Ltd. (I)	18,150	9,422
Pou Chen Corp.	25,733	21,010
Powerchip Semiconductor Corp. (I)	21,613	3,534
Powertech Technology, Inc.	11,397	40,555
President Chain Store Corp.	10,224	25,490
Quanta Computer, Inc.	36,198	70,171
Realtek Semiconductor Corp.	8,112	21,873
Richtek Technology Corp.	1,155	12,356
Shin Kong Financial Holding
Company, Ltd. (I)	108,250	42,571
Siliconware Precision Industries Company	45,426	54,740
Simplo Technology Co., Ltd.	5,000	28,482
SinoPac Holdings Company, Ltd. (I)	67,000	23,821
Synnex Technology International Corp.	12,287	27,066
Taishin Financial Holdings Company, Ltd. (I)	41,954	17,026
Taiwan Cellular Corp.	29,242	55,047
Taiwan Cement Corp.	46,005	43,361
Taiwan Cooperative Bank	52,600	31,784
Taiwan Fertilizer Company, Ltd.	11,000	35,131
Taiwan Glass Industrial Corp.	17,753	18,825
Taiwan Semiconductor
Manufacturing Company, Ltd.	401,316	774,482
Tatung Company, Ltd. (I)	73,000	17,460
Teco Electric & Machinery Company, Ltd.	32,000	14,048
Transcend Information, Inc.	4,405	15,938
Tripod Technology Corp.	7,322	24,766
Tung Ho Steel Enterprise Corp.	12,849	14,575
U-Ming Marine Transport Corp.	9,000	18,241
Uni-President Enterprises Corp.	52,658	59,903
Unimicron Technology Corp.	15,453	19,812
United Microelectronics Corp. (I)	202,259	106,803
Vanguard International Semiconductor Corp.	17,254	8,810
Wafer Works Corp.	102	165
Walsin Lihwa Corp. (I)	25,000	9,846
Wan Hai Lines, Ltd. (I)	5,200	2,924
Wintek Corp. (I)	24,000	21,744
Wistron Corp.	27,596	50,096
WPG Holdings Company, Ltd.	16,000	26,124
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp.	25,500	9,549
Young Fast Optoelectronics Company, Ltd.	2,000	21,126
Yuanta Financial Holdings Company, Ltd.	121,060	72,560

194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Yulon Motor Company, Ltd.	14,419	$15,958
Zinwell Corp.	723	1,358

		5,498,483
Thailand - 0.33%
Advanced Info Service PCL	23,200	61,883
Bangkok Bank PCL	12,500	53,165
Bangkok Bank PCL, Foreign Shares	9,000	15,289
Bangkok Expressway PCL	4,000	2,536
Bank of Ayudhya PCL	37,100	24,292
Banpu PCL	1,800	34,423
BEC World PCL	11,019	8,451
C.P. Seven Eleven PCL (I)	44,605	37,935
Charoen Pokphand Foods PCL	48,700	22,592
IRPC PCL	97,700	14,080
Kasikornbank PCL	8,100	24,181
Kasikornbank PCL, Foreign Shares	15,000	47,790
Krung Thai Bank PCL	52,000	19,620
PTT Aromatics & Refining PCL	32,400	28,808
PTT Exploration & Production PCL	26,100	119,865
PTT PCL, Foreign Shares	17,900	145,038
Siam Cement PCL, Foreign Shares	6,600	53,493
Siam Commercial Bank PCL	19,648	55,903
Thai Oil PCL	13,200	20,411
Total Access Communication PCL	5,200	5,950

		795,705
Turkey - 0.32%
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	893	3,202
Akbank AS	12,003	77,468
Aksigorta AS	2,477	3,481
Anadolu Efes Biracilik ve Malt Sanayii AS	2,490	26,222
Asya Katilim Bankasi AS (I)	10,118	27,104
Aygaz AS (I)	898	3,732
BIM Birlesik Magazalar AS	797	41,449
Cimsa Cimento Sanayi VE Tica	485	2,731
Dogan Sirketler Grubu Holdings AS	16,089	12,303
Enka Insaat ve Sanayi AS	1,984	9,195
Eregli Demir ve Celik Fabrikalari (I)	3,699	11,124
HACI Omer Sabanci Holding AS	6,033	25,824
HACI Omer Sabanci Holding AS -
New Shares (I)	1,773	7,582
Is Gayrimenkul Yatirim Ortakligi AS	3,116	3,427
KOC Holdings AS (I)	11,730	40,171
Tupras Turkiye Petrol Rafine AS	1,639	37,300
Turk Sise ve Cam Fabrikalari AS (I)	7,327	9,209
Turk Telekomunikasyon AS	5,769	19,357
Turkcell Iletisim Hizmetleri AS	12,599	76,326
Turkiye Garanti Bankasi AS	35,281	165,322
Turkiye Halk Bankasi AS	6,636	48,156
Turkiye Is Bankasi	7,840	24,588
Turkiye Is Bankasi AS	17,001	55,305
Turkiye Vakiflar Bankasi Tao (I)	7,301	19,560
Ulker Gida Sanayi ve Ticaret AS	1,254	3,045
Yapi ve Kredi Bankasi AS (I)	9,223	23,446

		776,629
United Kingdom - 13.30%
3i Group PLC	11,795	52,084
Admiral Group PLC	2,851	57,080
AMEC PLC	4,371	52,916
Anglo American PLC (I)	20,729	905,501
Antofagasta PLC	4,639	73,315
Associated British Foods PLC (I)	6,240	92,585
AstraZeneca PLC	22,908	1,022,607

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Astro All Asia Networks PLC, GDR	9,300	$12,189
Autonomy Corp. PLC (I)	3,034	83,996
Aviva PLC (I)	40,929	239,124
BAE Systems PLC (I)	54,841	309,591
Balfour Beatty PLC	7,728	34,304
Barclays PLC	184,000	1,001,881
BG Group PLC	53,078	916,926
BHP Billiton PLC	34,865	1,194,572
BP PLC	297,562	2,817,913
British Airways PLC (I)(L)	3,159	11,660
British American Tobacco PLC	32,559	1,122,834
British Land Company PLC	12,706	92,722
British Sky Broadcasting Group PLC	18,003	164,902
BT Group PLC	121,836	228,859
Bunzl PLC	4,384	47,920
Burberry Group PLC	5,361	58,167
Cable & Wireless Communications PLC	34,690	29,160
Cable & Wireless Worldwide (I)	34,690	48,431
Cairn Energy PLC (I)	23,810	150,456
Capita Group PLC	9,104	104,596
Carnival PLC	2,878	117,996
Carphone Warehouse Group PLC (I)	1,863	4,509
Cattles PLC (I)	175	0
Centrica PLC	79,407	353,878
Cobham PLC	12,018	46,824
Compass Group PLC	26,677	213,082
Diageo PLC	39,322	661,182
Drax Group PLC	3,771	21,396
Eurasian Natural Resources Corp.	3,511	63,615
F&C Asset Management PLC	1,000	944
FirstGroup PLC	5,862	31,966
G4S PLC	22,271	88,429
GKN PLC (I)	1,000	2,091
GlaxoSmithKline PLC	82,215	1,577,699
Hammerson PLC	7,721	46,067
Home Retail Group PLC	12,392	51,009
HSBC Holdings PLC	276,569	2,803,937
ICAP PLC	5,709	32,312
Imperial Tobacco Group PLC	15,917	486,474
Inmarsat PLC	7,073	81,192
Intercontinental Hotels Group PLC	3,059	47,854
International Power PLC	22,351	108,013
Invensys PLC	9,591	49,493
Investec PLC	3,530	28,858
J Sainsbury PLC	19,675	98,019
Johnson Matthey PLC	3,753	99,538
Kazakhmys PLC (I)	3,789	87,968
Kingfisher PLC	35,623	115,998
Ladbrokes PLC	173	417
Land Securities Group PLC	11,196	115,054
Legal & General Group PLC	86,067	114,822
Liberty International PLC	4,772	36,447
Lloyds TSB Group PLC (I)	592,658	564,995
London Stock Exchange Group PLC	2,995	32,269
Lonmin PLC, ADR (I)	2,812	87,068
Man Group PLC	25,351	92,999
Marks & Spencer Group PLC	23,736	133,408
National Express Group PLC	1,666	5,799
National Grid PLC	39,424	384,009
Next PLC	3,410	112,063
Old Mutual PLC (I)	74,974	139,274
Pearson PLC (I)	12,058	189,488
Petrofac, Ltd.	3,790	69,195
Pharmstandard	641	15,961
PIK Group, GDR (I)	11,522	59,218

195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	39,138	$324,783
Randgold Resources, Ltd.	1,219	93,412
Reckitt Benckiser Group PLC	9,584	527,392
Reed Elsevier PLC	16,874	135,002
Resolution, Ltd.	23,499	29,227
Rexam PLC	12,743	56,562
Rio Tinto PLC (I)	21,640	1,281,680
Rolls-Royce Group PLC (I)	28,257	255,513
Royal & Sun Alliance PLC	50,514	97,686
Royal Bank of Scotland Group PLC	260,783	173,503
Royal Dutch Shell PLC	56,174	1,629,713
SABMiller PLC	15,299	448,861
Schroders PLC	2,419	51,622
Scottish & Southern Energy PLC	14,495	241,985
Segro PLC	10,219	49,534
Serco Group PLC	6,810	62,039
Severn Trent PLC	4,202	76,226
Shire PLC	8,387	185,136
Smith & Nephew PLC	12,677	126,516
Smiths Group PLC	5,561	95,956
Standard Chartered PLC	32,318	880,694
Standard Life PLC	31,581	95,866
TalkTalk Telecom Group PLC (I)	3,727	7,296
Tesco PLC	124,092	820,472
The Sage Group PLC	23,422	85,042
Thomas Cook Group PLC	15,846	64,928
Tomkins PLC	11,231	40,273
TUI Travel PLC	6,822	31,186
Tullow Oil PLC	14,493	274,453
Unilever PLC	20,581	603,682
United Utilities Group PLC	9,411	79,903
Vedanta Resources PLC	2,522	106,408
Vodafone Group PLC	848,211	1,962,598
Whitbread PLC	2,717	60,689
William Morrison Supermarket PLC	31,907	142,169
Wolseley PLC (I)	4,292	103,800
WPP PLC, SADR	18,914	195,850
Xstrata PLC (I)	29,739	564,819

		32,461,596

TOTAL COMMON STOCKS (Cost $168,999,791)		$227,670,773

PREFERRED STOCKS - 2.31%
Brazil - 2.00%
AES Tiete SA	2,400	26,047
Banco Bradesco SA	27,555	508,226
Banco do Estado do Rio Grande do Sul	3,894	32,626
Bradespar SA	3,100	76,613
Brasil Telecom SA (I)	4,873	31,238
Braskem SA, A Shares (I)	3,700	27,235
Centrais Eletricas Brasileiras SA	2,900	51,955
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	1,121	37,361
Companhia de Bebidas das Americas	2,573	235,836
Companhia de Bebidas das Americas, ADR	100	9,166
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	26,608
Companhia Energetica de Minas Gerais	4,995	82,915
Companhia Energetica de Sao Paulo	2,512	34,579
Companhia Paranaense de Energia	2,000	40,948
Eletropaulo Metropolitana SA	1,063	23,306
Fertilizantes Fosfatados SA (I)	1,400	13,375
Gerdau SA	11,100	180,386
Gol Linhas Aereas Inteligentes SA	900	11,286
Investimentos Itau SA	39,567	270,996

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Itau Unibanco Holding SA	32,231	$706,840
Klabin SA	5,000	15,379
Lojas Americanas SA	4,400	32,783
Metalurgica Gerdau SA	4,400	90,259
Net Servicos de Comunicacao SA (I)	2,166	28,379
Petroleo Brasileiro SA	49,300	981,093
Suzano Papel e Celulose SA	3,100	42,359
Tele Norte Leste Participacoes SA	3,600	63,787
Telemar Norte Leste SA	200	5,636
Tim Participacoes SA (I)	12,229	34,177
Usinas Siderurgicas de Minas Gerais SA	3,725	127,605
Vale SA	33,868	943,661
Vivo Participacoes SA	2,841	77,162

		4,869,822
Germany - 0.23%
Bayerische Motoren Werke (BMW) AG	607	21,488
Fresenius SE	1,162	87,745
Henkel AG & Company KGaA	2,719	146,413
Porsche Automobil Holding SE	1,329	81,135
RWE AG	726	59,689
Volkswagen AG	1,794	164,613

		561,083
Malaysia - 0.00%
Malaysian Airline System BHD (I)	1,400	339
South Korea - 0.08%
Hyundai Motor Company, Ltd.	660	24,452
LG Electronics, Inc.	220	8,744
Samsung Electronics Company, Ltd.	350	166,476

		199,672

TOTAL PREFERRED STOCKS (Cost $3,318,180)		$5,630,916

WARRANTS - 0.00%
France - 0.00%
Fonciere Des Regions (Expiration Date:
12/31/2010, Strike Price: EUR 65.00) (I)	455	510
Italy - 0.00%
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	6,593	833
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	75,551	3,735

		4,568
Malaysia - 0.00%
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	1,130	391
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	1,103

TOTAL WARRANTS (Cost $157)		$6,572

RIGHTS - 0.00%
Brazil - 0.00%
Braskem SA (Expiration Date: 04/05/2010,
Strike Price: BRL 14.40) (I)	1,524	9
Gol Linhas Aereas Inteligentes SA (Expiration
Date: 04/29/2010, Strike
Price: BRL 24.38) (I)	25	0

		9
Germany - 0.00%
Volkswagen AG (Expiration Date: 04/09/2010,
Strike Price: EUR 65.00) (I)	2,511	1,662

196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Poland - 0.00%
Asseco Poland SA (Expiration Date:
05/05/2010, Strike Price: PLN 54.00) (I)	$633	$0

TOTAL RIGHTS (Cost $0)		$1,671

SHORT-TERM INVESTMENTS - 3.91%
Short-Term Securities* - 1.58%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional
Class , 0.0900%	$3,862,182	3,862,182
Securities Lending Collateral - 2.33%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	567,486	5,679,855

TOTAL SHORT-TERM INVESTMENTS (Cost $9,542,314)		$9,542,037

Total Investments (International Equity Index Trust A)
(Cost $181,860,442) - 99.47%		$242,851,969
Other assets and liabilities, net - 0.53%		1,294,138

TOTAL NET ASSETS - 100.00%		$244,146,107

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.08%
Australia - 5.72%
AGL Energy, Ltd.	12,076	$166,408
Alumina, Ltd.	60,159	94,468
AMP, Ltd.	47,698	273,639
Aristocrat Leisure, Ltd.	6,039	25,070
Arrow Energy NL (I)	13,682	63,002
Asciano Group (I)	66,972	116,211
Australia & New Zealand Banking Group, Ltd.	56,481	1,311,390
Australian Stock Exchange, Ltd.	3,001	93,341
Axa Asia Pacific Holdings, Ltd.	24,283	140,686
Bendigo and Adelaide Bank, Ltd.	7,729	70,827
BHP Billiton, Ltd.	75,088	3,012,705
Billabong International, Ltd.	4,229	43,624
BlueScope Steel, Ltd. (I)	38,107	101,447
Boral, Ltd.	11,593	59,574
Brambles, Ltd.	34,567	233,154
Caltex Australia, Ltd.	2,363	24,470
CFS Gandel Retail Trust	53,100	91,209
Coca-Cola Amatil, Ltd.	9,922	102,300
Cochlear, Ltd.	902	60,231
Commonwealth Bank of Australia, Ltd.	34,518	1,779,894
Computershare, Ltd.	7,493	85,961
Crown, Ltd.	6,963	52,198
CSL, Ltd.	12,344	412,377
CSR, Ltd.	14,987	22,622
Dexus Property Group	67,445	50,099
Energy Resources of Australia, Ltd.	1,646	28,506
Fortescue Metals Group, Ltd. (I)	35,701	159,948
Foster’s Group, Ltd.	49,294	238,758
General Property Trust, Ltd.	222,078	117,009
Goodman Fielder, Ltd.	12,944	16,938
Goodman Group	151,248	90,743
Harvey Norman Holding, Ltd.	6,970	23,109
Incitec Pivot, Ltd.	32,742	103,915
James Hardie Industries, Ltd. (I)	8,535	56,710
John Fairfax Holdings, Ltd. (L)	28,706	47,329

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Leighton Holdings, Ltd.	3,553	$126,924
Lend Lease Corp.	14,484	115,111
Macquarie Airports, Ltd.	16,145	45,682
Macquarie Group, Ltd. (L)	8,878	383,845
Macquarie Infrastructure Group (I)	30,478	31,272
Metcash, Ltd.	10,625	40,337
Mirvac Group, Ltd.	65,898	89,013
National Australia Bank, Ltd.	46,639	1,175,452
Newcrest Mining, Ltd.	11,310	340,778
NRMA Insurance Group, Ltd.	47,431	168,557
Nufarm, Ltd. (L)	3,864	29,076
OneSteel, Ltd.	32,176	114,867
Orica, Ltd.	9,241	226,735
Origin Energy, Ltd.	21,341	323,613
Oxiana, Ltd. (I)	49,661	52,020
Paladin Resources, Ltd. (I)	13,414	48,487
Qantas Airways, Ltd. (I)	28,030	72,915
QBE Insurance Group, Ltd.	23,440	447,276
Rio Tinto, Ltd.	9,744	698,404
Santos, Ltd.	19,956	267,928
Sims Group, Ltd.	2,343	46,150
Sonic Healthcare, Ltd.	6,727	88,492
Stockland	54,372	198,734
Suncorp-Metway, Ltd.	27,398	214,312
TABCORP Holdings, Ltd.	13,775	87,126
Tattersall’s, Ltd.	18,240	41,140
Telstra Corp., Ltd.	101,554	278,398
Toll Holdings, Ltd.	18,905	128,490
Transurban Group, Ltd.	23,451	108,619
Wesfarmers, Ltd.	22,248	647,853
Wesfarmers, Ltd., PPS	3,668	107,096
Westfield Group	43,897	485,065
Westpac Banking Corp.	66,316	1,690,862
Woodside Petroleum, Ltd.	12,595	541,108
Woolworths, Ltd.	28,469	730,757
WorleyParsons, Ltd.	4,072	94,869

		19,657,235
Austria - 0.27%
Amcor, Ltd.	26,386	154,489
Erste Group Bank AG	3,923	164,668
Immoeast Immobilien Anlagen AG (I)(L)	9,682	53,138
Oesterreichische Elektrizitaets
AG, Class A (L)	2,067	82,124
OMV AG	3,353	125,911
Raiffeisen International Bank Holding AG (L)	1,162	55,191
Telekom Austria AG	8,595	120,212
Voestalpine AG	3,174	128,622
Wiener Staedtische Allgemeine
Versicherung AG	771	40,692

		925,047
Belgium - 0.66%
Anheuser-Busch InBev NV	16,399	826,732
Belgacom SA	3,375	131,931
Colruyt SA	303	74,603
Compagnie Nationale A Portefeuille, ADR	640	33,528
Delhaize Group SA	2,427	195,201
Dexia SA (I)	11,474	68,377
Fortis (I)	50,631	180,140
Groupe Bruxelles Lambert SA	1,968	173,812
KBC Bancassurance Holding NV (I)	3,626	175,423
Mobistar SA	890	54,731
Solvay SA	1,495	153,547
UCB SA	2,618	112,222

197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Umicore	2,468	$86,068

		2,266,315
Bermuda - 0.05%
Chinese Estates Holdings, Ltd.	8,425	14,128
Seadrill, Ltd. (L)	6,250	146,026

		160,154
Brazil - 1.66%
All America Latina Logistica SA	7,500	68,744
B2W Companhia Global Do Varejo	779	16,821
Banco do Brasil SA	11,800	198,066
Banco Santander Brasil SA	12,894	159,367
BM&F BOVESPA SA	26,644	180,388
BR Malls Participacoes SA (I)	3,055	36,076
Brasil Telecom SA (I)	808	7,165
Brasil Telecom SA - New York Exchange (I)	588	11,225
Brasil Telecom SA, SADR (I)	333	2,821
Braskem SA (L)	1,584	22,920
Centrais Eletricas Brasileiras SA	6,700	98,709
Centrais Eletricas Brasileiras SA, ADR	1,429	25,865
Centrais Eletricas Brasileiras SA, SADR	2,381	35,715
Cia de Concessoes Rodoviarias, ADR	2,100	46,633
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	35,719
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	314	21,110
Companhia Brasileira de Meios de Pagamento	14,117	132,966
Companhia Siderurgica Nacional SA	19,400	389,124
Companhia Vale do Rio Doce	28,900	928,746
Cosan SA Industria e Comercio (I)	3,511	42,803
CPFL Energia SA	2,200	43,744
Cyrela Brazil Realty SA	4,000	47,370
Diagnosticos da America SA	4,400	38,598
EDP - Energias do Brasil SA	2,900	55,771
Empresa Brasileira de Aeronautica SA	10,800	63,888
Empresa Brasileira de Aeronautica SA, ADR	1,026	24,583
Fibria Celulose SA, SADR (I)(L)	1,562	34,177
Gafisa SA	5,274	36,448
Gerdau SA	2,642	32,684
Global Village Telecom Holding SA (I)	132	4,279
Hypermarcas SA (I)	3,108	38,012
JBS SA	15,473	69,171
Localiza Rent A Car	2,811	29,717
Lojas Renner SA	2,800	64,239
Marfrig Frigorificos e Comercio de
Alimentos SA	4,457	50,977
MRV Engenharia e Participacoes SA	6,501	45,366
Natura Cosmeticos SA	2,300	46,689
OGX Petroleo e Gas Participacoes SA	30,000	280,878
PDG Realty SA Empreendimentos
e Participacoes	6,382	53,149
Perdigao SA	7,560	203,629
Petroleo Brasileiro SA	53,900	1,203,267
Porto Seguro SA	4,419	44,728
Redecard SA	7,084	131,056
Rossi Residencial SA	3,875	26,998
Souza Cruz SA	1,400	48,809
Tele Norte Leste Participacoes SA	2,500	53,701
Tele Norte Leste Participacoes SA, ADR	2,994	52,874
Tractebel Energia SA	6,200	69,693
Ultrapar Participacoes SA	1,500	72,117
Usinas Siderurgicas de Minas Gerais SA	2,200	77,121
Usinas Siderurgicas de Minas Gerais
SA, SADR	2,431	83,724

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Vivo Participacoes SA	322	$8,729
Votorantim Celulose e Papel SA (I)	3,172	68,565
Weg SA	4,600	49,147

		5,714,881
Canada - 7.28%
Agnico-Eagle Mines, Ltd.	3,613	201,843
Agrium, Inc.	3,461	244,739
Alimentation Couche Tard, Inc.	4,300	78,367
ARC Energy Trust	2,700	54,497
Bank of Montreal	12,209	741,087
Bank of Nova Scotia	22,548	1,129,565
Barrick Gold Corp.	19,930	764,704
BCE, Inc.	6,373	187,303
Biovail Corp.	4,450	74,441
Bombardier, Inc.	34,838	213,696
Brookfield Asset Management, Inc.	10,851	276,176
Brookfield Properties Corp.	6,634	102,222
CAE, Inc.	7,016	68,526
Cameco Corp.	8,666	237,288
Canadian Imperial Bank of Commerce	8,630	630,479
Canadian National Railway Company	10,598	643,195
Canadian Natural Resources, Ltd.	12,322	911,972
Canadian Oil Sands Trust	5,700	170,891
Canadian Pacific Railway, Ltd.	3,974	223,967
Canadian Tire Corp., Ltd.	1,954	106,661
Canadian Utilities, Ltd.	2,100	101,521
Cenovus Energy, Inc.	16,464	430,059
CGI Group, Inc. (I)	6,976	104,401
CI Financial Corp.	4,133	87,490
Crescent Point Energy Corp.	1,400	53,717
Eldorado Gold Corp. (I)	9,100	110,474
Empire Company, Ltd.	800	41,495
Enbridge, Inc.	7,876	375,635
EnCana Corp.	16,764	521,580
Enerplus Resources Fund	4,100	97,166
Ensign Energy Services, Inc.	3,400	49,210
Fairfax Financial Holdings, Ltd.,
Canadian Exchange	359	134,990
Finning International, Inc.	4,338	78,589
First Quantum Minerals, Ltd.	2,100	172,793
Fortis, Inc.	3,500	99,557
Franco-Nevada Corp.	2,200	59,026
Genworth MI Canada, Inc.	1,200	32,432
George Weston, Ltd.	1,336	92,276
Gerdau Ameristeel Corp. (I)	4,100	32,295
Gildan Activewear, Inc. (I)	3,600	94,710
Goldcorp, Inc.	16,556	618,619
Great-West Lifeco, Inc.	6,776	194,544
Groupe Aeroplan, Inc.	5,536	58,050
Husky Energy, Inc.	6,052	173,578
IAMGOLD Corp.	8,000	106,336
IGM Financial, Inc.	2,896	127,171
Imperial Oil, Ltd.	6,803	262,769
Industrial Alliance Insurance and Financial
Services, Inc.	2,000	68,921
Inmet Mining Corp.	1,200	69,721
Intact Financial Corp.	2,100	92,651
Ivanhoe Mines, Ltd. (I)	5,100	89,130
Jazz Air Income Fund	481	2,098
Kinross Gold Corp.	16,090	275,177
Loblaw Companies, Ltd.	2,737	101,083
Magna International, Inc. (I)	2,643	163,553
Manulife Financial Corp. (J)	36,824	726,582
MDS, Inc. (I)	1,600	12,886

198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Metro, Inc.	2,700	$111,945
National Bank of Canada	3,768	229,423
Nexen, Inc.	10,364	256,434
Niko Resources, Ltd.	900	95,995
Onex Corp.	2,532	72,022
Open Text Corp. (I)	1,300	61,989
Pan American Silver Corp.	2,100	48,341
Penn West Energy Trust	8,913	188,764
Petrobank Energy & Resources, Ltd. (I)	2,000	109,526
Potash Corp. of Saskatchewan, Inc.	6,511	777,486
Power Corp. of Canada	7,617	229,939
Power Financial Corp.	5,322	175,540
Progress Energy Resources Corp.	5,100	59,102
Provident Energy Trust	6,100	47,327
QLT, Inc. (I)	230	1,180
Research In Motion, Ltd. (I)	11,500	852,041
RioCan Real Estate Investment Trust	2,900	52,766
Ritchie Bros. Auctioneers, Inc.	2,600	56,088
Rogers Communications, Inc.	11,142	380,560
Royal Bank of Canada	31,376	1,836,252
Saputo, Inc.	3,600	104,847
Shaw Communications, Inc., Class B	8,302	164,381
Sherritt International Corp.	6,300	49,996
Shoppers Drug Mart Corp.	4,556	195,760
Silver Wheaton Corp. (I)	7,100	111,500
SNC-Lavalin Group, Inc.	3,613	176,479
Sun Life Financial, Inc., Canadian Exchange	12,552	403,755
Suncor Energy, Inc.	35,373	1,150,367
Talisman Energy, Inc.	22,926	392,088
Teck Resources, Ltd. (I)	11,314	492,930
Telus Corp.	1,800	66,992
Telus Corp. - Non Voting Shares	3,544	126,804
The Toronto-Dominion Bank	19,500	1,453,404
Thomson Corp.	8,611	313,359
Tim Hortons, Inc.	4,200	136,712
TMX Group, Inc.	1,924	56,679
Trans-Canada Corp. (L)	14,350	525,877
TransAlta Corp.	4,921	108,871
Trican Well Service, Ltd.	3,800	49,163
Vermilion Energy Trust	900	31,360
Viterra, Inc. (I)	5,600	52,876
Yamana Gold, Inc.	16,938	167,604
Yellow Pages Income Fund	7,800	47,231

		24,995,659
Cayman Islands - 0.06%
China Dongxiang Group Company	87,500	62,616
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	81,616
Xinao Gas Holdings, Ltd.	18,000	45,904

		190,136
Chile - 0.32%
Banco Santander Chile SA, ADR	3,349	228,469
Centros Comerciales Sudamericanos SA (S)	3,901	229,711
Cia Cervecerias Unidas SA, ADR	1,534	57,540
CorpBanca SA, SADR	1,100	47,300
Embotelladora Andina SA, ADR, Series A	1,498	26,215
Embotelladora Andina SA, ADR, Series B	2,000	40,840
Empresa Nacional de Electricidad SA, ADR	2,350	110,427
Enersis SA, SADR	5,590	111,744
Inversiones Aguas Metropolitanas SA (S)	2,075	51,366
Lan Airlines SA, SADR	5,840	103,076
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares (L)	1,829	68,386

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Vina Concha Y Toro SA, ADR (L)	908	$40,769

		1,115,843
China - 2.55%
Air China, Ltd. (I)	128,534	132,434
Aluminum Corp. of China, Ltd. (I)	81,220	83,788
Angang Steel Company, Ltd., (Class H)	51,547	94,094
Anhui Conch Cement Company, Ltd.	8,930	58,879
Bank of China, Ltd. (Class H)	1,384,079	734,512
Bank of Communications
Company, Ltd., Class H	123,121	146,518
Beijing Capital International Airport
Company, Ltd., Class H (I)	74,789	44,423
Beijing Datang Power Generation
Compnay, Ltd., Class H	142,864	64,825
BYD Company, Ltd., Class H	10,705	105,852
China BlueChemical, Ltd.	70,000	45,495
China Citic Bank Corp, Ltd.	127,000	95,486
China Coal Energy Company, Series H	91,000	141,766
China Communications
Construction Company, Ltd.	90,800	85,651
China Communications Services
Corp., Ltd., Class H	72,000	36,288
China Construction Bank Corp.	1,088,382	888,260
China COSCO Holdings Company, Ltd.	50,796	67,039
China Life Insurance Company, Ltd.	180,624	867,719
China Merchants Bank Company, Ltd.	149,691	404,085
China National Building
Material Company, Ltd.	24,000	46,307
China Oilfield Services, Ltd.	70,000	102,454
China Petroleum & Chemical Corp.	377,970	309,056
China Railway Construction Corp.	71,500	87,815
China Railway Group, Ltd. (I)	75,000	53,717
China Shenhua Energy Company, Ltd.	80,000	343,179
China Shipping Container Lines
Company, Ltd. (I)	202,473	80,585
China Shipping Development Company, Ltd.	56,432	91,863
China Telecom Corp., Ltd.	301,604	148,582
China Yurun Food Group, Ltd.	35,000	106,211
Country Garden Holdings Company	119,502	42,550
Dongfang Electrical Machinery Company, Ltd.	10,000	55,914
Dongfeng Motor Group Company, Ltd.	51,220	82,836
Foxconn International Holdings, Ltd. (I)	49,000	51,660
Golden Eagle Retail Group, Ltd.	15,000	30,043
Guangdong Investment, Ltd.	115,220	62,346
Guangzhou R&F Properties
Company, Ltd., Class H	18,800	30,770
Huaneng Power International, Inc., Class H	125,436	72,800
Industrial & Commercial Bank of China, Ltd.	1,008,400	768,534
Jiangsu Expressway, Ltd.	49,145	46,091
Jiangxi Copper Company, Ltd., Class H	24,075	53,380
Lenovo Group, Ltd.	81,436	55,951
Maanshan Iron & Steel Company, Ltd. (I)	94,075	54,139
PetroChina Company, Ltd., (Class H)	512,261	600,599
PICC Property & Casualty
Company, Ltd., Class H (I)	111,220	112,870
Shanghai Electric Group Company, Ltd.	146,864	71,365
Shui On Land, Ltd.	102,300	52,059
Sinopec Shanghai Petrochemical
Company, Ltd., Class H (I)	127,934	50,478
Tencent Holdings, Ltd.	20,000	400,072
Tingyi Cayman Islands Holding Corp.	32,000	75,243
Tsingtao Brewery Company, Ltd., Series H	14,000	70,518
Want Want China Holdings, Ltd.	79,000	55,824
Weichai Power Compnay, Ltd.	10,200	85,074

199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Yanzhou Coal Mining
Company, Ltd., (Class H)	35,990	$86,377
Zhejiang Expressway Company, Ltd., Class H	67,718	61,010
Zijin Mining Group, Ltd. (I)	82,411	64,788
ZTE Corp., Class H	14,326	86,850

		8,747,024
Colombia - 0.15%
BanColombia SA (L)	11,327	517,191
Cyprus - 0.00%
Prosafe Production Public, Ltd. (I)	5,400	13,400
Czech Republic - 0.10%
CEZ AS	3,639	171,939
Komercni Banka AS	434	88,111
Telefonica O2 Czech Republic AS	3,091	72,172

		332,222
Denmark - 0.66%
A P Moller Maersk AS	15	108,951
A P Moller Maersk AS, Series A	25	190,222
Carlsberg AS (L)	2,648	222,401
Coloplast AS	741	81,570
Danske Bank AS (I)	10,302	253,698
DSV AS, ADR	5,570	99,646
H. Lundbeck AS	1,500	28,263
Novo Nordisk AS (L)	9,760	757,054
Novozymes AS (L)	1,186	131,169
Topdanmark AS (I)	272	35,430
TrygVesta AS	800	52,799
Vestas Wind Systems AS (I)	4,989	272,582
William Demant Holdings AS (I)	418	29,573

		2,263,358
Egypt - 0.12%
Commercial International Bank	6,529	77,076
Egypt Kuwait Holding Company	14,352	32,152
Egyptian Company for Mobile Services	919	35,718
Egyptian Financial Group-Hermes Holding	4,582	26,249
EL EZZ Aldekhela Steel Alexandria (I)	72	12,841
EL EZZ Steel Company (I)	2,373	9,028
ElSwedy Cables Holding Co.	1,884	25,679
Orascom Construction Industries	1,751	84,047
Orascom Telecom Holding SAE	48,717	50,020
Sidi Kerir Petrochemicals Company	9,345	24,783
Telecom Egypt	8,967	27,743

		405,336
Finland - 0.85%
Elisa Oyj, Class A (I)	2,753	56,803
Fortum Oyj (L)	9,706	237,560
Kesko Oyj (L)	1,931	76,052
Kone Corp Oyj	3,916	161,951
Metra Oyj	1,731	87,762
Metso Oyj (L)	2,773	89,374
Neste Oil Oyj (I)	3,830	66,714
Nokia AB Oyj	84,256	1,310,288
Nokian Renkaat Oyj (L)	2,210	57,345
Orion Oyj, Series B (L)	2,762	61,077
Outokumpu Oyj (L)	2,213	48,647
Pohjola Bank PLC (L)	2,640	29,700
Rautaruukki Oyj (L)	2,619	56,665
Sampo Oyj (I)(L)	9,048	240,243
Sanoma Oyj (L)	1,560	34,573
Stora Enso Oyj, Series R	15,153	115,597

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene Oyj (L)	12,901	$171,397

		2,901,748
France - 6.59%
Accor SA	3,317	183,276
Aeroports de Paris	664	54,630
Air France KLM (I)	1,926	30,483
Air Liquide SA	5,679	680,875
Alcatel-Lucent (I)	48,795	153,803
Alstom SA	4,396	274,466
Atos Origin SA (I)	1,154	57,876
AXA SA	38,629	858,302
BNP Paribas	21,144	1,622,079
Bouygues SA	5,246	264,038
Bureau Veritas SA	600	31,855
Cap Gemini SA	2,901	143,033
Carrefour SA	14,045	677,625
Casino Guichard Perrachon SA	856	72,402
Christian Dior SA	1,360	144,927
Cie de Saint-Gobain SA	8,508	408,139
Cie Generale de Geophysique-Veritas (I)	3,169	89,738
CNP Assurances SA	702	66,245
Compagnie Generale des Etablissements
Michelin, Class B	3,222	237,084
Credit Agricole SA	20,620	360,548
Danone SA	12,480	752,353
Dassault Systemes SA	1,217	72,055
Eiffage SA	762	39,444
Electricite de France	5,131	280,204
Eramet	71	24,471
Essilor International SA	4,395	280,385
Eurazeo	241	16,732
European Aeronautic Defence &
Space Company	9,459	189,938
Eutelsat Communications	1,618	57,476
Fonciere Des Regions (L)	505	55,660
France Telecom SA	41,222	987,236
GDF Suez	28,114	1,086,932
Gecina SA	188	20,794
Hermes International SA	1,244	172,927
ICADE	337	37,570
Iliad SA (L)	282	29,057
Imerys SA	560	34,547
JC Decaux SA (I)	827	23,092
Klepierre SA	2,104	82,560
L’Oreal SA	5,372	564,412
Lafarge SA	4,430	311,190
Lagardere S.C.A	2,403	97,339
Legrand SA, ADR	1,934	61,031
LVMH Moet Hennessy SA	5,467	638,073
M6-Metropole Television	1,073	27,719
Natixis (I)	13,752	74,101
Neopost SA	638	51,012
PagesJaunes Groupe SA (L)	1,671	19,201
Pernod-Ricard SA	4,354	369,388
Peugeot SA (I)	3,000	88,485
PPR	1,611	214,221
Publicis Groupe SA	2,591	110,944
Renault SA (I)	3,943	185,148
Safran SA	3,842	100,226
Sanofi-Aventis SA	23,511	1,755,313
Schneider Electric SA	5,287	619,226
SCOR SE	3,545	89,505
Societe BIC SA	433	33,135
Societe Des Autoroutes Paris-Rhin-Rhone (I)	378	27,192

200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Societe Generale	14,185	$891,116
Societe Television Francaise	2,128	39,424
Sodexho Alliance	1,964	117,465
STMicroelectronics NV (L)	14,150	140,556
Suez Environnement SA	5,606	128,850
Technip SA	2,156	175,014
Thales SA	1,824	73,151
Total SA	47,252	2,744,195
Unibail-Rodamco SE	1,809	366,266
Valeo SA (I)	140	4,987
Vallourec SA	1,221	246,540
Veolia Environnement SA	8,292	288,299
Vinci SA	10,050	592,850
Vivendi SA	27,747	743,464

		22,643,895
Germany - 5.05%
Adidas-Salomon AG	4,772	254,809
Allianz SE	10,247	1,285,347
BASF SE	20,781	1,289,489
Bayer AG	18,423	1,246,434
Bayerische Motoren Werke (BMW) AG	7,810	359,961
Beiersdorf AG	2,228	133,101
Celesio AG	1,332	42,589
Commerzbank AG (I)(L)	17,830	152,806
CPBVolkswagen AG	554	53,536
Daimler AG (I)	20,363	958,942
Deutsche Bank AG	13,218	1,017,213
Deutsche Boerse AG	4,598	340,921
Deutsche Lufthansa AG	6,027	99,999
Deutsche Post AG	19,854	343,823
Deutsche Postbank AG (I)	2,466	79,074
Deutsche Telekom AG	62,898	852,838
E.ON AG	42,414	1,566,371
Fraport AG, ADR	836	43,957
Fresenius AG	362	26,958
Fresenius Medical Care AG	4,523	255,229
GEA Group AG	4,283	99,307
Hannover Rueckversicherung AG (I)	1,731	85,516
HeidelbergCement AG	2,974	165,985
Henkel AG & Company, KGaA	2,707	125,368
Hochtief AG	1,184	99,357
Infineon Technologies AG (I)	22,698	157,688
K&S AG	4,104	249,199
Linde AG	3,490	415,738
MAN AG (L)	2,632	220,389
Merck KGaA	1,586	128,464
Metro AG	2,895	171,748
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	4,474	726,206
Puma AG	78	24,720
Qiagen AG (I)	5,180	119,336
RWE AG	9,445	837,183
Salzgitter AG	1,027	95,146
SAP AG	19,366	938,273
Siemens AG	18,364	1,839,834
Solarworld AG (L)	2,273	34,223
Suedzucker AG	2,022	44,635
ThyssenKrupp AG	7,213	248,093
TUI AG (I)(L)	2,454	27,613
United Internet AG (I)	1,746	26,467
Wacker Chemie AG	444	66,108

		17,349,993

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece - 0.29%
Alpha Bank A.E. (I)	7,958	$76,038
Bank of Cyprus PCL	13,387	84,749
Coca-Cola Hellenic Bottling Company SA	3,310	88,738
EFG Eurobank Ergasias SA (I)	6,561	60,395
Hellenic Petroleum SA	3,350	38,397
Hellenic Telecommunications Organization SA	5,650	70,383
Marfin Financial Group SA Holdings (I)	26,932	62,179
National Bank of Greece SA (I)	11,104	224,516
OPAP SA	4,860	110,610
Piraeus Bank SA (I)	6,558	57,428
Public Power Corp. SA (I)	4,490	79,411
Titan Cement Company SA	1,790	47,608

		1,000,452
Hong Kong - 3.09%
Agile Property Holdings, Ltd.	30,789	41,930
Alibaba.com, Ltd.	48,600	97,031
ASM Pacific Technology, Ltd.	4,414	41,629
Bank of East Asia, Ltd.	29,091	107,736
Beijing Enterprises Holdings, Ltd.	15,286	106,345
Belle International Holdings, Ltd.	89,978	119,897
BOC Hong Kong Holdings, Ltd.	83,828	199,622
Cathay Pacific Airways, Ltd. (I)	27,782	58,354
Chaoda Modern Agriculture Holdings, Ltd.	88,940	94,349
Cheung Kong Holdings, Ltd.	32,849	422,501
Cheung Kong Infrastructure Holdings, Ltd.	9,772	37,603
China Agri-Industries Holdings, Ltd.	67,216	92,563
China Everbright, Ltd.	34,216	90,935
China Mengniu Dairy Company, Ltd. (I)	20,502	63,738
China Merchants Holdings
International Company, Ltd.	21,667	79,047
China Mobile, Ltd.	144,530	1,387,877
China Overseas Land & Investment, Ltd.	89,522	201,551
China Resource Power Holdings, Ltd.	31,667	67,728
China Resources Enterprises, Ltd.	23,145	85,354
China Resources Land, Ltd.	46,789	100,888
China Taiping Insurance Holdings
Company, Ltd. (I)	34,000	118,769
China Travel International Investment
Hong Kong, Ltd.	176,291	47,781
China Unicom, Ltd.	129,432	144,682
Citic Pacific, Ltd.	19,967	47,890
CLP Holdings, Ltd.	44,789	319,773
CNOOC, Ltd.	434,274	714,552
CNPC Hong Kong, Ltd.	40,000	55,882
COSCO Pacific, Ltd.	53,801	81,381
Denway Motors, Ltd.	92,441	49,213
Esprit Holdings, Ltd.	26,257	206,684
Fosun International	92,000	73,424
Genting Singapore PLC (I)(L)	98,400	62,082
GOME Electrical Appliances
Holdings, Ltd. (I)	210,384	70,522
Hang Lung Group, Ltd.	16,000	84,537
Hang Lung Properties, Ltd.	47,326	189,878
Hang Seng Bank, Ltd.	18,619	259,781
Harbin Power Equipment Company, Ltd.	42,000	34,535
Henderson Land Development Company, Ltd.	24,527	172,862
Hengan International Group Compnay, Ltd.	12,000	89,291
Hong Kong & China Gas Company, Ltd.	89,244	222,472
Hong Kong Aircraft
Engineering Company, Ltd.	800	10,092
Hong Kong Electric Holdings, Ltd.	31,582	187,127
Hong Kong Exchanges & Clearing, Ltd.	23,430	390,353
Hopewell Holdings, Ltd.	9,362	27,764
Huabao International Holdings, Ltd.	45,000	53,716

201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison Whampoa, Ltd.	46,377	$338,650
Hysan Development Company, Ltd.	14,534	41,863
Kerry Properties, Ltd.	16,438	88,019
Kingboard Chemical Holdings, Ltd.	7,772	35,327
Li & Fung, Ltd.	51,971	254,567
Li Ning Company, Ltd.	31,751	114,839
Lifestyle International Holdings, Ltd.	8,500	15,303
Mongolia Energy Company, Ltd. (I)	66,845	30,741
MTR Corp., Ltd.	32,587	122,683
New World Development Company, Ltd.	57,013	111,210
Nine Dragons Paper Holdings, Ltd.	37,000	61,382
Noble Group, Ltd.	31,800	69,357
NWS Holdings, Ltd.	20,652	41,108
Orient Overseas International, Ltd.	3,562	26,335
Parkson Retail Group, Ltd.	42,500	72,929
PCCW, Ltd.	89,000	26,481
Ping An Insurance Group Company
of China, Ltd.	28,145	241,398
Poly Hong Kong Investment, Ltd.	35,000	44,636
Shandong Weigao Group Medical
Polymer Company, Ltd.	12,000	50,029
Shanghai Industrial Holdings, Ltd.	19,930	91,181
Shangri-La Asia, Ltd.	30,296	59,146
Shimao Property Holdings, Ltd., GDR	30,500	55,926
Sino Land Company, Ltd.	32,417	63,652
Sino-Forest Corp. (I)	4,100	80,333
Sino-Ocean Land Holdings, Ltd.	65,027	57,319
Sinofert Holdings, Ltd.	82,000	48,976
Soho China, Ltd.	74,000	42,125
Sun Hung Kai Properties, Ltd.	31,611	474,250
Swire Pacific, Ltd.	17,663	212,945
Television Broadcasting Company, Ltd.	4,181	20,134
The Link	41,710	102,404
Wharf Holdings, Ltd.	30,876	175,030
Wheelock and Company, Ltd.	18,000	52,842
Wing Hang Bank, Ltd.	2,096	19,107
Yue Yuen Industrial Holdings, Ltd.	12,067	41,846

		10,595,794
Hungary - 0.14%
Gedeon Richter Rt.	489	105,732
Magyar Telekom Rt.	16,414	67,065
MOL Magyar Olaj & Gazipari Rt. (I)	1,183	120,820
OTP Bank Rt. (I)(L)	5,811	203,652

		497,269
India - 1.69%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	115,828
Grasim Industries, Ltd., ADR	1,318	82,637
HDFC Bank, Ltd. (L)	2,145	298,992
ICICI Bank, Ltd., SADR	16,058	685,677
Infosys Technologies, Ltd., ADR	22,164	1,304,351
Larsen & Toubro, Ltd., ADR (S)	2,684	97,499
Mahindra & Mahindra, Ltd.	3,280	82,000
Ranbaxy Laboratories, Ltd., ADR (I)	5,719	60,679
Reliance Capital, Ltd. (S)	2,081	35,045
Reliance Communication, Ltd., ADR (S)	42,075	159,275
Reliance Energy, Ltd., ADR (S)	1,080	72,100
Reliance Industries, Ltd., ADR (S)	43,164	2,080,505
Reliance Natural Resources, Ltd., ADR (I)(S)	26,221	72,713
Satyam Computer Services, Ltd., ADR (I)(L)	15,376	80,263
State Bank of India GDR	1,201	112,894
Tata Communications, Ltd., ADR	1,174	14,569
Tata Motors, Ltd., SADR (L)	9,230	170,386

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Wipro, Ltd., ADR (L)	12,154	$283,310

		5,808,723
Indonesia - 0.43%
Adaro Energy Tbk	185,500	39,862
Aneka Tambang Tbk PT	104,625	27,606
Astra Agro Lestari Tbk PT	12,658	34,163
Astra International Tbk PT	41,483	191,099
Bank Central Asia Tbk PT	256,274	154,662
Bank Danamon Indonesia Tbk PT	89,071	50,935
Bank Mandiri Tbk PT	132,378	77,879
Bank Pan Indonesia Tbk PT (I)	33,314	3,625
Berlian Laju Tanker Tbk PT	64,000	4,423
Energi Mega Persada Tbk PT (I)	138,000	2,229
Indocement Tunggal Prakarsa Tbk PT	26,487	41,404
Indofood Sukses Makmur Tbk PT	122,905	51,012
Indosat Tbk PT	12,500	7,560
Indosat Tbk PT, ADR	20	609
International Nickel Indonesia Tbk PT	60,000	31,082
Lippo Karawaci Tbk PT (I)	548,500	36,144
Perusahaan Gas Negara Tbk PT	200,985	93,687
PT Bank Rakyat Indonesia	110,501	100,249
PT Bumi Resources	351,780	86,865
PT Telekomunikiasi Indonesia Tbk PT, SADR	179	6,401
Semen Gresik Persero Tbk PT	44,140	35,351
Tambang Batubara Bukit Asam Tbk PT	46,500	88,768
Telekomunikasi Indonesia Tbk PT	213,000	189,522
Unilever Indonesia Tbk PT	23,500	31,328
United Tractors Tbk PT	47,796	96,194

		1,482,659
Ireland - 0.26%
Allied Irish Banks PLC - London Exchange (I)	1,000	1,616
Anglo Irish Bank Corp. PLC (I)	23,067	4,382
Bank of Ireland (I)	1,000	2,182
C&C Group PLC	245	1,110
CRH PLC	15,936	397,614
CRH PLC - London Exchange	233	5,824
Elan Corp. PLC (I)	4,312	32,550
Elan Corp. PLC - Euro Comp Exchange (I)	7,867	59,291
Experian PLC	24,775	243,558
Greencore Group PLC	26	49
Kerry Group PLC	531	16,533
Kerry Group PLC	2,506	77,829
Paddy Power PLC - London Exchange	51	1,817
Ryanair Holdings PLC, SADR (I)	1,736	47,167

		891,522
Israel - 0.66%
Bank Hapoalim, Ltd. (I)	19,001	84,510
Bank Leumi Le-Israel, Ltd. (I)	31,056	146,030
Bezek Israeli Telecommunications Corp., Ltd.	32,666	92,635
Cellcom Israel, Ltd.	1,142	39,778
Check Point Software Technologies, Ltd.	3,564	124,954
Delek Group, Ltd.	54	12,380
Delek Real Estate, Ltd. (I)	2,643	2,630
Discount Investment Corp.	302	8,402
Elbit Systems, Ltd.	366	23,390
Given Imaging Corp., ADR (I)	127	2,998
Harel Insurance Investments, Ltd. (I)	238	13,389
ICL Israel Chemicals, Ltd.	12,765	172,109
Israel Corp., Ltd. (I)	35	29,636
Israel Discount Bank, Ltd. (I)	7,854	17,955
Makhteshim-Agam Industries, Ltd.	3,701	16,724
Migdal Insurance Holdings, Ltd.	8,348	17,255
Mizrahi Tefahot Bank, Ltd. (I)	1,983	18,725

202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Nice Systems, Ltd. (I)	1,180	$37,512
Ormat Industries, Ltd.	4,567	34,846
Partner Communications, Ltd.	1,256	28,174
RADWARE, Ltd., ADR (I)	437	9,649
Syneron Medical, Ltd., ADR (I)	692	7,564
Teva Pharmaceutical Industries, Ltd.	21,014	1,330,633

		2,271,878
Italy - 2.20%
A2A SpA	34,264	64,220
Assicurazioni Generali SpA	26,464	634,735
Autogrill SpA (I)	1,665	20,238
Autostrade SpA	6,556	153,165
Banca Carige SpA	21,810	59,622
Banca Intesa SpA	25,099	75,094
Banca Monte dei Paschi di Siena SpA	47,648	70,494
Banca Popolare di Milano SpA	11,502	71,515
Banche Popolari Unite SpA	12,158	163,941
Banco Popolare Societa Cooperativa (I)	16,645	115,665
Enel SpA	146,043	815,717
Eni SpA	58,035	1,362,905
Exor SpA	1,998	34,677
Fiat SpA (I)	18,108	236,160
Finmeccanica SpA	9,840	131,141
Fondiaria-Sai SpA	716	10,765
Intesa Sanpaolo SpA (I)	176,453	656,593
Italcementi SpA	907	10,496
Italcementi SpA - RSP	1,788	11,602
Luxottica Group SpA	2,689	71,979
Mediaset SpA	14,911	128,255
Mediobanca SpA (I)	9,986	107,228
Mediolanum SpA (L)	4,623	27,034
Parmalat SpA	43,849	120,381
Pirelli & Company SpA (I)	30,119	18,538
Prysmian SpA	2,267	44,487
Saipem SpA	5,660	219,327
Snam Rete Gas SpA	30,722	155,612
Telecom Italia SpA	233,300	336,296
Telecom Italia SpA - RSP	145,996	164,802
Tenaris SA	10,162	218,275
Terna Rete Elettrica Nazionale SpA	30,415	131,700
UniCredit Italiano SpA (I)	373,388	1,102,083
Unipol Gruppo Finanziario SpA, ADR (I)	17,238	19,444

		7,564,186
Japan - 14.54%
ABC-MART, Inc.	700	22,385
Acom Company, Ltd. (L)	567	9,282
Advantest Corp.	3,180	79,069
AEON Company, Ltd. (L)	15,804	178,823
AEON Credit Service Company, Ltd.	877	10,416
Aeon Mall Company, Ltd.	600	12,657
Aioi Insurance Company, Ltd.	10,000	51,556
Air Water, Inc.	3,000	34,345
Aisin Seiki Company, Ltd.	3,979	119,235
Ajinomoto Company, Inc.	13,305	131,834
Alfresa Holdings Corp.	324	13,970
All Nippon Airways Company, Ltd. (I)	13,715	39,179
Amada Company, Ltd.	4,829	40,518
Aozora Bank, Ltd.	17,000	24,013
Asahi Breweries, Ltd.	9,501	177,666
Asahi Glass Company, Ltd.	22,191	248,929
Asahi Kasei Corp.	30,963	166,440
ASICS Corp.	3,000	29,333
Astellas Pharma, Inc.	10,169	368,291

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bank of Kyoto, Ltd.	8,000	$73,697
Bank of Yokohama, Ltd.	30,316	148,070
Benesse Holdings, Inc.	1,954	84,511
Bridgestone Corp.	14,453	246,840
Brother Industries, Ltd.	3,200	38,486
Canon Sales Company, Inc.	1,100	14,981
Canon, Inc.	24,274	1,122,164
Casio Computer Company, Ltd.	3,933	30,263
Central Japan Railway Company, Ltd.	33	251,368
Chiba Bank, Ltd.	15,896	94,802
Chiyoda Corp.	4,000	39,522
Chubu Electric Power Company, Inc.	15,277	381,935
Chugai Pharmaceutical Company, Ltd.	4,616	86,718
Chugoku Bank, Ltd.	3,000	40,477
Chugoku Electric Power Company, Inc.	6,700	133,168
Citizen Watch Company, Ltd.	5,835	39,907
Coca-Cola West Japan Company, Ltd.	1,077	17,616
Cosmo Oil Company, Ltd.	17,000	41,115
Credit Saison Company, Ltd.	4,391	68,148
Dai Nippon Printing Company, Ltd.	12,953	174,374
Daicel Chemical Industries, Ltd.	7,534	51,554
Daido Steel Company, Ltd. (I)	4,000	16,824
Daihatsu Motor Company, Ltd.	5,000	47,773
Daiichi Sankyo Company, Ltd.	14,672	274,865
Daikin Industries, Ltd.	5,615	229,881
Dainippon Sumitomo Pharma Company, Ltd.	4,800	43,965
Daito Trust Construction Company, Ltd.	1,619	78,116
Daiwa House Industry Company, Ltd.	12,715	143,534
Daiwa Securities Group, Inc.	33,251	175,069
Dena Company, Ltd.	4	29,576
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	45,075
Denso Corp.	11,422	340,419
Dentsu, Inc.	3,400	89,406
Dowa Holdings Company, Ltd.	4,860	29,289
East Japan Railway Company	7,800	542,172
Eisai Company, Ltd.	5,952	212,059
Electric Power Development Company, Ltd.	3,400	111,868
Elpida Memory, Inc. (I)	4,400	86,144
FamilyMart Company, Ltd.	1,060	33,683
Fanuc, Ltd.	4,379	464,890
Fast Retailing Company, Ltd.	1,066	185,151
Fuji Electric Holdings Company, Ltd. (I)	4,420	12,062
Fuji Heavy Industries, Ltd. (I)	11,000	56,656
Fuji Television Network, Inc.	5	7,384
FUJIFILM Holdings Corp.	10,267	353,810
Fujitsu, Ltd.	40,621	264,869
Fukuoka Financial Group, Inc.	13,000	54,997
Furukawa Electric Company, Ltd.	9,362	48,695
GS Yuasa Corp. (L)	7,000	47,276
Gunma Bank	6,477	35,826
Hakuhodo DY Holdings, Inc.	260	13,687
Hankyu Hanshin Holdings, Inc.	24,000	111,173
Hino Motors, Ltd. (I)	4,886	20,537
Hirose Electric Company, Ltd.	583	67,012
Hisamitsu Pharmaceutical Company, Inc.	1,900	70,584
Hitachi Chemical, Ltd.	1,184	25,592
Hitachi Construction Machinery
Company, Ltd. (L)	1,943	45,940
Hitachi High-Technologies Corp.	900	20,655
Hitachi Metals, Ltd.	2,000	21,040
Hitachi, Ltd. (I)	101,118	376,927
Hokkaido Electric Power Company, Inc.	4,768	91,499
Hokuhoku Financial Group, Inc.	34,134	74,866
Hokuriku Electric Power Company	4,300	94,536
Honda Motor Company, Ltd.	36,762	1,298,790

203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	9,792	$268,209
Ibiden Company, Ltd.	2,600	89,598
Idemitsu Kosan Company, Ltd.	400	30,201
Inpex Corp.	20	146,819
Isetan Mitsukoshi Holdings, Ltd.	9,143	98,127
Ishikawajima-Harima Heavy
Industries Company, Ltd.	19,134	35,017
Isuzu Motors, Ltd. (I)	19,000	51,452
ITO EN, Ltd.	906	14,025
Itochu Corp.	32,202	282,277
Itochu Techno-Science Corp.	848	27,777
Iyo Bank, Ltd.	7,000	66,402
J Front Retailing Company, Ltd.	12,000	70,626
JAFCO Company, Ltd. (I)	853	22,415
Japan Petroleum Exploration Company, Ltd.	600	30,324
Japan Prime Realty Investment Corp., REIT	8	17,811
Japan Real Estate Investment Corp.	11	93,743
Japan Retail Fund Investment Corp., REIT	20	23,538
Japan Tobacco, Inc.	105	389,182
JFE Holdings, Inc.	11,062	443,592
JGC Corp.	3,886	69,371
Joyo Bank, Ltd.	17,953	80,100
JS Group Corp.	5,216	106,210
JSR Corp.	3,633	75,935
Jupiter Telecommunications Company, Ltd. (L)	47	54,310
Kajima Corp.	13,191	32,328
Kamigumi Company, Ltd.	7,534	60,452
Kaneka Corp.	5,829	37,797
Kansai Electric Power Company, Ltd.	17,478	400,475
Kansai Paint Company, Ltd.	2,238	18,246
Kao Corp.	11,962	302,607
Kawasaki Heavy Industries, Ltd. (L)	28,963	79,965
Kawasaki Kisen Kaisha, Ltd. (I)	17,067	67,799
KDDI Corp.	67	346,706
Keihin Electric Express
Railway Company, Ltd.	11,067	90,927
Keio Corp.	11,715	79,093
Keisei Electric Railway Company, Ltd.	5,000	30,438
Keyence Corp.	947	225,529
Kikkoman Corp.	2,238	26,198
Kinden Corp.	591	5,179
Kintetsu Corp. (L)	38,792	120,763
Kirin Holdings Company, Ltd.	18,896	277,883
Kobe Steel Company, Ltd.	54,517	116,698
Koito Manufacturing Company, Ltd.	2,000	29,709
Komatsu, Ltd.	21,230	445,362
Konami Corp.	1,043	20,097
Konica Minolta Holdings, Inc.	9,891	115,482
Koyo Seiko Company, Ltd.	3,143	37,140
Kubota Corp.	23,782	216,832
Kuraray Company, Ltd.	5,800	77,749
Kurita Water Industries, Ltd.	1,819	51,481
Kyocera Corp.	3,738	364,912
Kyowa Hakko Kogyo Company, Ltd.	5,611	57,873
Kyushu Electric Power Company, Inc.	9,031	196,597
Lawson, Inc.	1,231	52,502
Mabuchi Motor Company, Ltd.	518	29,820
Makita Corp.	1,943	63,681
Marubeni Corp.	35,202	218,908
Marui Company, Ltd.	5,264	38,077
Maruichi Steel Tube, Ltd.	1,200	24,326
Matsui Securities Company, Ltd. (L)	3,300	23,478
Matsushita Electric Industrial Company, Ltd.	44,393	681,072
Matsushita Electric Works, Ltd.	9,181	115,930
Mazda Motor Corp.	26,000	73,192

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
McDonald’s Holdings Company, Ltd.	1,600	$32,471
Mediceo Holdings Company, Ltd.	2,590	30,674
MEIJI Holdings Company, Ltd.	1,900	73,791
Minebea Company, Ltd.	9,477	57,706
Mitsubishi Chemical Holdings Corp.	25,000	127,859
Mitsubishi Corp.	28,856	756,741
Mitsubishi Electric Corp.	42,973	395,022
Mitsubishi Estate Company, Ltd.	25,782	422,074
Mitsubishi Gas & Chemicals Company, Inc.	5,829	35,121
Mitsubishi Heavy Industries, Ltd.	66,937	275,825
Mitsubishi Logistics Corp.	1,943	24,125
Mitsubishi Materials Corp. (I)	24,020	69,153
Mitsubishi Motors Corp. (I)(L)	89,000	120,940
Mitsubishi UFJ Financial Group	283,700	1,480,436
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,300	47,299
Mitsui & Company, Ltd.	39,611	665,070
Mitsui Chemicals, Inc.	12,010	36,377
Mitsui Engineering &
Shipbuilding Company, Ltd.	15,362	38,305
Mitsui Fudosan Company, Ltd.	18,248	309,920
Mitsui Mining & Smelting Company, Ltd.	9,010	27,004
Mitsui O.S.K. Lines, Ltd.	27,487	196,426
Mitsui Sumitomo Insurance Group Holdings	9,677	267,744
Mitsui Trust Holdings, Inc.	18,010	67,356
Mitsumi Electric Company, Ltd.	1,001	21,922
Mizuho Financial Group, Inc.	305,100	603,997
Mizuho Trust & Banking Company, Ltd. (I)(L)	20,000	20,025
Murata Manufacturing Company, Ltd.	5,004	284,321
Namco Bandai Holdings, Inc.	5,832	56,707
NEC Corp.	60,383	181,573
NGK INSULATORS, Ltd.	4,829	98,558
NGK Spark Plug Company, Ltd.	3,238	44,010
NHK Spring Company, Ltd.	1,000	9,180
Nidec Corp.	2,414	258,887
Nikon Corp.	6,781	148,140
Nintendo Company, Ltd.	2,208	737,315
Nippon Building Fund, Inc.	11	94,610
Nippon Electric Glass Company, Ltd.	9,000	126,105
Nippon Express Company, Ltd.	22,191	95,447
Nippon Meat Packers, Inc.	3,238	40,987
Nippon Mining Holdings, Inc.	17,868	83,520
Nippon Oil Corp.	26,906	135,552
Nippon Paper Group, Inc.	1,800	46,174
Nippon Sheet Glass Company, Ltd.	10,829	31,993
Nippon Steel Corp.	118,464	465,278
Nippon Telegraph & Telephone Corp.	11,900	501,112
Nippon Yusen Kabushiki Kaisha	28,077	110,441
NIPPONKOA Insurance Company, Ltd.	17,000	106,739
Nishi-Nippon City Bank, Ltd.	9,000	26,575
Nissan Chemical Industries, Ltd.	3,238	45,330
Nissan Motor Company, Ltd. (I)	55,910	479,346
Nissay Dowa General Insurance Company, Ltd.	5,000	25,832
Nissha Printing Company, Ltd. (L)	600	23,434
Nisshin Seifun Group, Inc.	4,886	63,039
Nisshin Steel Company	12,953	27,033
Nisshinbo Holdings, Inc.	2,591	26,842
Nissin Food Products Company, Ltd.	1,284	43,156
Nitori Company, Ltd.	632	47,986
Nitto Denko Corp.	3,468	134,045
NOK Corp.	1,508	22,707
Nomura Holdings, Inc.	79,593	583,794
Nomura Real Estate Holdings, Inc.	600	9,258
Nomura Real Estate Office Fund, Inc.	7	39,258
Nomura Research Institute, Ltd.	1,889	43,020

204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NSK, Ltd.	7,715	$60,945
NTN Corp.	6,772	30,583
NTT Data Corp.	33	109,997
NTT DoCoMo, Inc.	339	515,554
NTT Urban Development Corp.	22	18,528
Obayashi Corp.	11,362	50,195
OBIC Company, Ltd.	120	21,798
Odakyu Electric Railway Company, Ltd. (L)	13,305	110,737
Oji Paper Company, Ltd.	18,191	79,795
Olympus Corp.	4,534	145,576
Omron Corp.	3,839	89,140
Ono Pharmaceutical Company, Ltd.	1,700	75,653
Oracle Corp.	548	25,377
Oriental Land Company, Ltd.	1,007	70,231
ORIX Corp. (I)(L)	2,424	214,496
Osaka Gas Company, Ltd.	46,155	165,406
Otsuka Corp.	200	12,672
Rakuten, Inc.	167	120,609
Resona Holdings, Inc.	10,100	127,253
Ricoh Company, Ltd.	15,601	242,590
Rinnai Corp.	948	49,797
Rohm Company, Ltd.	2,073	154,822
Sankyo Company, Ltd.	1,407	69,623
Santen Pharmaceutical Company, Ltd.	1,200	35,974
Sanyo Electric Company, Ltd. (I)	31,849	51,104
Sapporo Hokuyo Holdings, Inc.	4,000	18,272
Sapporo Holdings, Ltd.	5,534	28,899
SBI Holdings, Inc. (I)	263	51,936
Secom Company, Ltd.	5,010	218,500
SEGA SAMMY HOLDINGS, Inc.	3,308	40,065
Seiko Epson Corp.	2,178	33,663
Sekisui Chemical Company, Ltd.	6,772	45,944
Sekisui House, Ltd.	11,362	113,128
Senshu Ikeda Holdings, Inc. (L)	14,900	27,077
Seven & I Holdings Company, Ltd.	17,019	411,371
Seven Bank, Ltd.	9	18,103
Sharp Corp.	21,782	272,501
Shikoku Electric Power Company, Inc.	4,400	124,684
Shimadzu Corp. (L)	4,000	32,057
Shimamura Company, Ltd.	324	28,698
Shimano, Inc.	1,231	54,460
Shimizu Corp.	16,305	68,056
Shin-Etsu Chemical Company, Ltd.	9,189	533,983
Shinko Electric Industries Company, Ltd.	1,100	17,025
Shinko Securities Company, Ltd. (I)	7,000	22,140
Shinsei Bank, Ltd. (L)	29,906	35,998
Shionogi & Company, Ltd.	6,477	123,101
Shiseido Company, Ltd.	8,477	184,132
Shizuoka Bank, Ltd.	14,658	127,817
Showa Denko KK	35,839	80,929
Showa Shell Sekiyu KK	3,045	20,592
SMC Corp.	1,136	154,263
Softbank Corp.	16,612	409,386
Sojitz Holdings Corp.	33,809	65,487
Sompo Japan Insurance, Inc.	20,896	146,623
Sony Corp.	22,758	871,839
Sony Financial Holdings, Inc.	18	59,057
Square Enix Company, Ltd.	1,400	30,535
Stanley Electric Company, Ltd.	2,692	52,226
Sumco Corp. (I)	1,600	33,846
Sumitomo Chemical Company, Ltd.	38,554	188,551
Sumitomo Corp.	26,434	304,086
Sumitomo Electric Industries, Ltd.	18,101	222,013
Sumitomo Heavy Industries, Ltd.	12,010	71,996
Sumitomo Metal Industries, Ltd.	77,423	234,500

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Metal Mining Company, Ltd.	11,715	$173,144
Sumitomo Mitsui Financial Group	29,000	953,988
Sumitomo Realty &
Development Company, Ltd.	9,124	173,720
Sumitomo Rubber Industries, Inc.	4,000	35,270
Suruga Bank, Ltd.	3,886	34,669
Suzuken Company, Ltd.	1,177	41,407
Suzuki Motor Corp.	8,600	189,303
Sysmex Corp.	800	46,793
T&D Holdings, Inc.	5,709	134,678
Taiheiyo Cement Corp. (I)	12,191	17,482
Taisei Corp.	20,134	44,385
Taisho Pharmaceuticals Company, Ltd.	2,238	40,663
Taiyo Nippon Sanso Corp.	5,181	50,677
Takashimaya Company, Ltd.	5,181	42,530
Takeda Pharmaceutical Company, Ltd.	17,051	750,266
Tanabe Seiyaku Company, Ltd.	4,000	56,428
TDK Corp.	2,532	168,568
Teijin, Ltd.	15,896	53,411
Terumo Corp.	3,497	185,942
The 77th Bank, Ltd.	10,477	59,858
The Hachijuni Bank, Ltd.	11,000	62,439
The Hiroshima Bank, Ltd.	9,000	37,899
The Japan Steel Works, Ltd.	7,000	79,816
The Sumitomo Trust &
Banking Company, Ltd.	34,554	201,954
The Tokyo Electric Power Company, Inc.	27,633	735,534
THK Company, Ltd.	2,519	54,723
Tobu Railway Company, Ltd. (L)	20,248	112,424
Toho Company, Ltd.	3,267	52,638
Toho Gas Company, Ltd.	8,000	43,547
Tohoku Electric Power Company, Inc.	10,020	211,497
Tokio Marine Holdings, Inc.	16,600	467,618
Tokuyama Corp.	3,000	16,630
Tokyo Electron, Ltd.	3,768	248,608
Tokyo Gas Company, Ltd.	54,165	238,726
Tokyo Steel Manufacturing Company, Ltd.	1,800	22,554
Tokyo Tatemono Company, Ltd.	5,000	17,895
Tokyu Corp.	28,134	117,690
Tokyu Land Corp.	6,829	25,947
TonenGeneral Sekiyu KK	5,829	49,202
Toppan Printing Company, Ltd.	14,010	126,536
Toray Industries, Inc. (L)	28,611	167,173
Toshiba Corp. (I)	89,289	461,563
Tosoh Corp.	6,772	17,167
Toto, Ltd.	3,829	26,065
Toyo Seikan Kaisha, Ltd.	2,791	49,397
Toyo Suisan Kaisha, Ltd.	2,295	59,343
Toyoda Gosei Company, Ltd.	1,166	32,709
Toyota Boshoku Corp.	700	13,433
Toyota Industries Corp.	4,510	128,863
Toyota Motor Corp.	65,553	2,635,722
Toyota Tsusho Corp.	3,600	56,495
Trend Micro, Inc.	2,267	79,073
Tsumura & Company, Ltd.	1,800	52,213
Ube Industries, Ltd.	18,963	48,629
Unicharm Corp.	842	81,343
UNY Company, Ltd.	2,238	18,513
Ushio, Inc.	1,943	32,978
USS Company, Ltd.	457	30,966
West Japan Railway Company, Ltd.	41	140,961
Yahoo! Japan Corp. (L)	301	109,653
Yakult Honsha Company, Ltd. (L)	1,743	46,994
Yamada Denki Company, Ltd.	1,814	133,914
Yamaguchi Financial Group, Inc.	6,000	65,487

205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yamaha Corp.	2,474	$31,807
Yamaha Motor Company, Ltd. (I)	5,909	88,587
Yamato Kogyo Company, Ltd.	300	9,969
Yamato Transport Company, Ltd.	8,420	117,985
Yamazaki Baking Company, Ltd.	3,591	44,377
Yaskawa Electric Corp.	4,000	36,602
Yokogawa Electric Corp. (I)	2,586	22,529

		49,916,443
Luxembourg - 0.36%
ArcelorMittal	19,492	856,665
Millicom International Cellular SA	1,931	172,889
Reinet Investments SCA (I)	2,087	33,661
Reinet Investments SCA SADR (I)	7,937	12,967
SES SA	5,966	150,465

		1,226,647
Macau - 0.02%
Sands China, Ltd. (I)	46,400	73,459
Malaysia - 0.64%
AirAsia BHD (I)	21,700	9,248
Alliance Financial Group BHD	52,400	46,324
AMMB Holdings BHD	30,887	47,351
Asiatic Development BHD	15,000	31,961
Berjaya Sports Toto BHD	11,035	15,144
British American Tobacco Malaysia BHD	4,800	64,921
Bursa Malaysia BHD	8,000	19,263
Commerce Asset Holdings BHD	58,600	252,366
Digi.Com BHD	5,800	40,153
Gamuda BHD	24,200	21,519
Genting BHD	44,700	90,344
Guinness Anchor BHD	3,700	7,861
Hong Leong Bank BHD	24,800	65,612
Hong Leong Credit BHD	5,600	14,508
IGB Corp. BHD	17,700	10,242
IJM Corp. BHD	45,710	68,335
IOI Corp. BHD	77,466	128,028
KLCC Property Holdings BHD	11,300	11,603
KNM Group BHD (I)	117,150	25,857
Kuala Lumpur Kepong BHD	8,250	42,195
Lafarge Malayan Cement BHD	9,360	18,239
Malayan Banking BHD	75,542	172,818
Malaysian Airline System BHD (I)	18,400	12,080
MISC BHD	26,280	65,315
MMC Corp. BHD	61,500	46,065
Parkson Holdings BHD	19,998	36,176
Petronas Dagangan BHD	6,600	18,297
Petronas Gas BHD	8,100	24,348
PLUS Expressways BHD	24,600	25,492
PPB Group BHD	19,500	107,468
Public Bank BHD	1,526	5,446
Public Bank BHD - Foreign Market Shares	21,000	75,153
Resorts World BHD	54,500	47,878
RHB Capital BHD	26,200	45,306
Sime Darby BHD	50,801	135,455
SP Setia BHD	10,600	13,586
Tanjong PLC	10,200	56,102
Telekom Malaysia BHD	15,700	16,559
Tenaga Nasional BHD	25,800	63,384
TM International BHD (I)	41,100	48,433
UEM Land Holdings BHD (I)	24,125	12,525
UMW Holdings BHD	24,700	48,062
YTL Corp. BHD	14,586	33,508
YTL Power International BHD	82,365	55,360

		2,195,890

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malta - 0.00%
BGP Holdings PLC (I)	141,174	$0
Mexico - 1.01%
Alfa SA de CV	5,936	46,763
America Movil SAB de CV, Series L	412,960	1,039,769
Carso Global Telecom SAB de CV (I)	17,600	89,867
Cemex SA de CV (I)	179,944	184,692
Coca-Cola Femsa SA de CV (I)	5,059	33,766
Desarrolladora Homex SA de CV (I)	7,400	34,984
Fomento Economico Mexicano SA de CV	51,365	244,325
Fresnillo PLC	4,319	55,600
Grupo Aeroportuario del Pacifico SA de
CV, Series B	8,500	31,577
Grupo Bimbo SA de CV	9,288	82,936
Grupo Carso SA de CV	15,484	59,237
Grupo Elektra SA de CV	1,800	90,264
Grupo Financiero Banorte SA de CV	35,109	155,728
Grupo Financiero Inbursa SA de CV	17,341	60,310
Grupo Mexico SAB de CV, Series B	81,838	219,161
Grupo Modelo SA (I)	10,308	60,862
Grupo Televisa SA	57,843	244,401
Industrias Penoles SA de CV	2,050	43,773
Kimberly-Clark de Mexico SA de CV	14,026	79,298
Mexichem SAB de CV	16,491	48,484
Telefonos de Mexico SA de CV	107,820	84,416
Telmex Internacional SAB de CV	107,320	103,642
Urbi Desarrollos Urbanos SA de CV (I)	17,600	40,641
Wal-Mart de Mexico SA de CV, Series V	63,965	327,747

		3,462,243
Netherlands - 2.33%
Aegon NV (I)	34,800	238,011
Akzo Nobel NV	5,630	321,242
ASML Holding NV (L)	9,545	339,807
Corio NV	1,222	81,662
Fugro NV	1,836	120,115
Heineken Holding NV	2,904	129,270
Heineken NV	6,005	308,291
ING Groep NV (I)	82,054	818,146
Koninklijke (Royal) KPN NV	38,804	615,258
Koninklijke Ahold NV	28,689	382,674
Koninklijke Boskalis Westinster NV	1,792	68,583
Koninklijke DSM NV	3,938	175,352
Koninklijke Vopak NV (I)	725	57,018
Philips Electronics NV (L)	21,873	702,231
Randstad Holdings NV (I)	2,698	128,378
Reed Elsevier NV	16,464	200,311
Royal Dutch Shell PLC	61,118	1,685,601
SBM Offshore NV	4,188	83,875
TNT NV	9,231	264,945
Unilever NV	37,107	1,123,582
Wolters Kluwer NV	6,895	149,636

		7,993,988
New Zealand - 0.08%
Auckland International Airport, Ltd.	35,846	49,347
Contact Energy, Ltd. (I)	4,455	20,227
Fletcher Building, Ltd.	15,159	89,777
Sky City Entertainment Group, Ltd.	6,492	14,811
Telecom Corp. of New Zealand, Ltd.	58,995	91,084

		265,246
Norway - 0.46%
DnB NOR ASA (I)	20,289	231,210
Norsk Hydro ASA (I)	18,386	140,093
Orkla ASA	16,158	142,841

206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Renewable Energy Corp. ASA (I)	8,991	$42,043
Statoil ASA	24,772	575,945
Telenor ASA (I)	17,791	241,216
Yara International ASA	4,812	208,800

		1,582,148
Peru - 0.17%
Compania de Minas Buenaventura SA	3,833	119,899
Credicorp SA	2,108	186,136
Credicorp, Ltd., ADR	50	4,409
Southern Peru Copper Corp.	8,121	257,192

		567,636
Philippines - 0.11%
Ascendas Real Estate Investment Trust	35,395	48,560
Ayala Corp.	2,356	17,257
Ayala Land, Inc.	163,200	47,062
Banco De Oro	4,786	4,390
Bank of the Philippine Islands	40,320	40,099
Filinvest Land, Inc.	98,991	1,946
Globe Telecommunications, Inc.	830	18,354
Jollibee Foods Corp.	10,900	14,177
Manila Electric Company	5,957	23,213
Metropolitan Bank & Trust Company	15,500	17,121
Philippine Long Distance Telephone Company	1,120	59,932
PNOC Energy Development Corp.	207,938	22,964
SM Investments Corp.	4,340	35,510
SM Prime Holdings, Ltd.	136,479	29,556

		380,141
Poland - 0.28%
Asseco Poland SA	1,934	38,518
Bank Handlowy w Warszawie SA (I)	326	9,135
Bank Millennium SA (I)	12,341	18,886
Bank Pekao SA (I)	3,048	177,024
Bank Zachodni WBK SA (I)	639	46,030
Boryszew SA (I)	3,966	2,743
BRE Bank SA (I)	258	23,513
Cyfrowy Polsat SA	6,360	34,773
Firma Oponiarska Debica SA	64	1,704
Getin Holding SA (I)	5,118	19,252
Globe Trade Centre SA (I)	3,523	30,644
Grupa Lotos SA (I)	722	7,487
ING Bank Slaski SA (I)	33	8,611
KGHM Polska Miedz SA	3,252	122,415
PBG SA (I)	272	20,538
Polish Oil & Gas Company	27,824	35,685
Polski Koncern Naftowy Orlen SA (I)	8,578	116,679
Powszechna Kasa Oszczednosci Bank
Polski SA	10,468	146,315
Sygnity SA (I)	207	1,048
Telekomunikacja Polska SA	14,172	80,426
TVN SA	4,829	30,474

		971,900
Portugal - 0.20%
Banco Comercial dos Acores SA (I)(L)	64,836	72,086
Banco Espirito Santo SA (L)	11,295	60,996
Brisa Auto Estrada SA	3,507	29,768
Cimpor-Cimentos De Portugal SA	4,601	34,784
Electricidade de Portugal SA	37,846	150,290
Galp Energia SGPS SA	3,215	55,859
Jeronimo Martins SGPS SA	4,434	44,950
Portugal Telecom SGPS SA	20,186	225,503

		674,236

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 1.42%
Comstar United Telesystems, GDR	9,720	$68,137
Gazprom OAO	1,840	43,023
Gazprom OAO, SADR	69,426	1,629,428
JSC MMC Norilsk Nickel, ADR (I)	24,213	445,761
Lukoil OAO, ADR (L)	13,672	775,202
Mechel, SADR	4,296	122,092
Mobile TeleSystems, SADR	4,899	271,895
NovaTek OAO, ADR	2,317	168,927
Novolipetsk Steel, ADR	2,328	80,665
Polyus Gold Company ZAO, SADR	4,190	107,893
Rostelecom, ADR (I)(L)	2,023	60,184
Sibirtelecom, ADR	632	8,153
Sistema JSFC, Reg. S, GDR (I)	2,966	80,610
Surgutneftegaz SADR	21,410	118,826
Surgutneftegaz, ADR (L)	19,790	196,119
Tatneft, ADR	8,287	259,383
UralsvyAzinform, ADR (I)	1,479	11,329
Vimpel-Communications, SADR	9,835	181,062
VolgaTelecom, ADR	1,355	9,648
VTB Bank OJSC, GDR	25,800	142,809
Wimm-Bill-Dann Foods OJSC, ADR	3,792	85,017

		4,866,163
Singapore - 0.97%
Capitaland, Ltd.	63,587	180,066
CapitaMall Trust	60,552	76,418
City Developments, Ltd.	12,715	96,191
ComfortDelGro Corp., Ltd.	55,269	61,565
Cosco Corp. Singapore, Ltd.	42,000	37,129
DBS Group Holdings, Ltd.	39,974	408,041
Fraser and Neave, Ltd.	30,200	103,167
Golden Agri-Resources, Ltd. (I)	210,085	86,834
Jardine Cycle and Carriage, Ltd.	2,924	61,293
Keppel Corp., Ltd.	32,810	213,595
Neptune Orient Lines, Ltd.	15,133	21,683
Olam International, Ltd.	22,281	41,147
Oversea-Chinese Banking Corp., Ltd.	57,366	356,578
SembCorp Industries, Ltd.	30,415	89,613
SembCorp Marine, Ltd.	13,706	40,983
Singapore Airlines, Ltd.	13,880	151,242
Singapore Airport Terminal Services, Ltd.	10,132	19,215
Singapore Exchange, Ltd.	22,601	123,409
Singapore Press Holdings, Ltd.	39,059	106,518
Singapore Technologies Engineering, Ltd.	39,202	89,260
Singapore Telecommunications, Ltd.	191,430	434,824
Suntec Real Estate Investment Trust	191	183
United Overseas Bank, Ltd.	26,963	369,812
UOL Group, Ltd.	7,568	21,064
Wilmar International, Ltd.	25,000	119,441
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	31,428

		3,340,699
South Africa - 1.58%
ABSA Group, Ltd.	6,306	123,244
Adcock Ingram Holdings, Ltd.	4,907	38,768
African Bank Investments, Ltd.	27,463	134,315
African Rainbow Minerals, Ltd.	2,145	56,401
Anglo Platinum, Ltd. (I)	1,648	167,554
AngloGold Ashanti, Ltd.	7,260	275,855
Aspen Pharmacare Holdings, Ltd. (I)	4,269	46,613
Aveng, Ltd.	7,920	40,905
Bidvest Group, Ltd.	5,382	100,549
Discovery Holdings, Ltd., ADR	9,036	42,831
FirstRand, Ltd.	59,334	164,648
Foschini, Ltd.	3,406	31,305

207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Gold Fields, Ltd.	16,000	$202,034
Growthpoint Properties, Ltd.	28,114	56,936
Harmony Gold Mining Company, Ltd.	7,113	67,310
Hulamin, Ltd. (I)	107	161
Impala Platinum Holdings, Ltd.	11,959	351,018
Imperial Holdings, Ltd.	5,062	69,759
Investec, Ltd.	3,621	31,088
Kumba Iron Ore, Ltd.	1,658	80,401
Kumba Resources, Ltd.	2,168	37,479
Liberty Holdings, Ltd.	3,638	36,229
Massmart Holdings, Ltd.	3,626	54,034
Mittal Steel South Africa, Ltd. (I)	3,365	42,789
MTN Group, Ltd.	36,037	553,921
Murray & Roberts Holdings, Ltd.	5,230	31,067
Naspers, Ltd.	8,488	368,443
Nedbank Group, Ltd.	3,976	76,928
Network Healthcare Holdings, Ltd. (I)	37,390	67,760
Northam Platinum, Ltd.	5,619	37,004
Pick’n Pay Stores, Ltd.	11,917	70,367
Pretoria Portland Cement Company, Ltd.	9,199	43,178
Remgro, Ltd.	8,783	118,202
Reunert, Ltd.	5,060	40,388
RMB Holdings, Ltd.	26,897	119,529
Sanlam, Ltd.	43,663	149,142
Sappi, Ltd. (I)	17,308	76,885
Sasol, Ltd.	13,639	566,507
Shoprite Holdings, Ltd.	8,525	85,064
Standard Bank Group, Ltd.	25,553	402,202
Steinhoff International Holdings, Ltd. (I)	25,276	69,373
Super Group, Ltd. (I)	2,898	279
Telkom SA, Ltd.	5,943	27,884
Tiger Brands, Ltd.	3,203	80,642
Truworths International, Ltd.	13,754	98,706
Woolworths Holdings, Ltd.	24,928	77,140

		5,412,837
South Korea - 2.78%
Amorepacific Corp.	60	43,670
Asiana Airlines, Inc. (I)	814	2,977
Busan Bank	2,097	22,499
Cheil Industries, Inc.	840	47,456
CJ CheilJedang Corp.	120	23,850
Daegu Bank	3,940	52,725
Daelim Industrial Company, Ltd.	480	31,778
Daewoo Engineering &
Construction Company, Ltd.	6,620	64,302
Daewoo International Corp.	836	26,581
Daewoo Securities Company, Ltd. (I)	2,350	42,310
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	32,760
DC Chemical Company, Ltd.	240	41,803
Dongbu Insurance Company, Ltd. (I)	990	28,236
Dongkuk Steel Mill Company, Ltd.	2,180	44,276
Doosan Corp.	370	41,962
Doosan Heavy Industries and
Construction Company, Ltd.	580	46,392
Doosan Infracore Company, Ltd. (I)	4,030	72,921
GS Engineering & Construction Corp.	1,110	95,524
GS Holdings Corp.	1,880	66,576
Hana Financial Group, Inc.	4,870	150,937
Hanjin Heavy Industries &
Construction Company, Ltd.	1,053	23,943
Hanjin Shipping Company, Ltd. (I)	1,408	38,587
Hanjin Shipping Holdings Company, Ltd. (I)	271	4,891
Hankook Tire Company, Ltd.	3,350	63,351

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanwha Chemical Corp.	2,217	$27,005
Hanwha Corp.	840	30,597
Hite Brewery Company, Ltd.	162	20,365
Hite Holdings Company, Ltd.	200	4,092
Honam Petrochemical Corp.	230	23,085
Hynix Semiconductor, Inc. (I)	11,990	282,591
Hyosung Corp.	390	27,959
Hyundai Department Store Company, Ltd.	800	73,133
Hyundai Development Company	1,140	33,280
Hyundai Engineering &
Construction Company, Ltd.	990	54,275
Hyundai Heavy Industries Company, Ltd.	920	192,495
Hyundai Mipo Dockyard Company, Ltd.	570	78,246
Hyundai Mobis	1,540	204,000
Hyundai Motor Company, Ltd.	3,380	344,745
Hyundai Securities Company, Ltd. (I)	2,435	29,230
Hyundai Steel Company	1,100	83,428
Industrial Bank of Korea	2,860	37,378
Kangwon Land, Inc.	1,500	22,541
KB Financial Group, Inc., ADR	2,566	123,065
KCC Corp.	240	75,113
Kia Motors Corp.	3,510	78,264
Korea Electric Power Corp. (I)	3,830	123,646
Korea Electric Power Corp., SADR (I)	3,533	57,376
Korea Exchange Bank	4,620	55,076
Korea Gas Corp.	1,230	51,979
Korea Investment Holdings Company, Ltd. (I)	600	16,479
Korea Line Corp. (I)	160	8,899
Korea Zinc Company, Ltd.	340	60,255
Korean Air Lines Company, Ltd. (I)	1,139	67,203
Korean Reinsurance Company, Ltd. (I)	15	132
KT Corp.	2,633	108,948
KT Corp. SADR	1,397	29,002
KT&G Corp.	2,410	133,346
Kumho Industrial Company, Ltd. (I)	540	2,577
LG Chem, Ltd.	988	209,793
LG Corp.	1,990	124,925
LG Display Company, Ltd.	3,760	132,811
LG Display Company, Ltd., ADR (L)	2,360	41,725
LG Electronics, Inc.	2,070	210,505
LG Household & Health Care, Ltd.	310	82,982
LG Telecom, Ltd.	11,952	81,504
Lotte Confectionery Company, Ltd.	44	51,308
Lotte Shopping Company, Ltd.	170	49,426
LS Cable, Ltd.	870	75,917
Mirae Asset Securities Company, Ltd. (I)	875	44,043
NCSoft Corp.	380	48,151
NHN Corp. (I)	828	131,771
Pacific Corp.	20	2,341
POSCO	1,559	729,192
S-Oil Corp.	850	42,823
S1 Corp.	810	33,432
Samsung Card Company, Ltd.	1,490	67,575
Samsung Corp.	2,810	151,106
Samsung Digital Imaging Company, Ltd.	452	18,877
Samsung Electro-Mechanics Company, Ltd.	1,160	117,797
Samsung Electronics Company, Ltd.	2,537	1,834,954
Samsung Engineering Company, Ltd.	600	61,981
Samsung Fire & Marine Insurance
Company, Ltd. (I)	820	131,462
Samsung Heavy Industries Company, Ltd.	3,350	77,959
Samsung SDI Company, Ltd.	660	82,747
Samsung Securities Company, Ltd. (I)	990	53,321
Samsung Techwin Company, Ltd.	677	50,764
Shinhan Financial Group Company, Ltd.	8,575	339,144

208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinsegae Company, Ltd.	303	$143,296
SK Energy Company, Ltd.	1,280	137,293
SK Holdings Company, Ltd.	719	63,830
SK Networks Company, Ltd.	3,090	31,370
SK Telecom Company, Ltd.	470	72,253
SK Telecom Company, Ltd. ADR	3,498	60,375
STX Pan Ocean Company, Ltd.	3,650	43,179
STX Shipbuilding Company, Ltd.	1,300	14,808
Taewoong Company, Ltd.	440	27,495
Tong Yang Investment Bank (I)	6	56
Woongjin Coway Company, Ltd.	1,930	59,901
Woori Finance Holdings Company, Ltd.	4,570	66,958
Woori Investment & Securities
Company, Ltd. (I)	2,910	40,335
Yuhan Corp.	334	50,918

		9,562,515
Spain - 2.67%
Abertis Infraestructuras SA	7,043	135,304
Acciona SA	749	83,196
Acerinox SA	3,881	76,480
ACS Actividades de Construccion y
Servicios SA	4,392	202,399
Banco Bilbao Vizcaya Argentaria SA (L)	85,943	1,174,677
Banco de Sabadell SA (L)	23,047	127,202
Banco de Valencia SA (I)	2,611	16,638
Banco Popular Espanol SA	18,814	138,397
Banco Santander SA	189,823	2,518,961
Bankinter SA (L)	6,779	56,458
Cintra Concesiones de Infraestructuras de
Transporte SA	5,569	54,234
Criteria Caixacorp SA	15,574	77,201
EDP Renovaveis SA (I)	3,867	30,187
Enagas	3,245	71,312
Fomento de Construcciones SA	432	15,829
Gamesa Corporacion Tecnologica SA	4,854	66,628
Gas Natural SDG SA	5,781	106,830
Gestevision Telecinco SA	416	6,533
Grifols SA	1,776	26,585
Iberdrola Renovables SA	21,843	90,784
Iberdrola SA	84,910	719,068
Iberia Lineas Aereas de Espana SA (I)	6,193	21,611
Inditex SA	5,177	340,858
Indra Sistemas SA	1,823	37,337
Mapfre SA	14,854	54,460
Red Electrica De Espana	2,815	151,146
Repsol YPF SA	17,051	403,866
Sacyr Vallehermoso SA (I)	1,013	8,950
Telefonica SA	97,110	2,298,040
Zardoya Otis SA	3,770	65,359
Zeltia SA (I)	175	930

		9,177,460
Sweden - 1.73%
AB SKF	9,852	175,252
Alfa Laval AB	4,804	70,774
Assa Abloy AB, Series B	8,099	158,653
Atlas Copco AB, Series A	16,641	258,405
Atlas Copco AB, Series B	10,222	143,431
Electrolux AB (L)	5,064	115,850
Ericsson (LM), Series B	66,490	696,032
Getinge AB, Series B	2,912	69,868
Hennes & Mauritz AB, Series B	11,732	759,008
Holmen AB, Series B	371	9,965
Husqvarna AB, B Shares (I)	6,017	43,703

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares (I)	11,200	$215,021
Loomis AB	1,539	19,830
Lundin Petroleum AB (I)	2,236	18,943
Nordea Bank AB (L)	75,768	747,333
Sandvik AB	24,537	307,045
Scania AB, Series B	4,952	78,404
Securitas AB, Series B	3,499	37,340
Skandinaviska Enskilda Banken
AB, Series A (I)	33,294	212,967
Skanska AB, Series B (I)	9,559	173,857
SSAB AB, Series A	2,022	36,391
SSAB Svenskt Stal AB, Series B (L)	1,192	19,368
Svenska Cellulosa AB (I)	14,076	198,605
Svenska Handelsbanken AB, Series A	11,139	326,229
Swedbank AB, Class A (I)	14,200	145,566
Swedish Match AB	6,653	158,816
Tele2 AB, Series B	3,680	61,481
Teliasonera AB (L)	52,543	373,192
Volvo AB, Series A (I)	5,103	50,424
Volvo AB, Series B (I)	26,820	269,245

		5,950,998
Switzerland - 5.51%
ABB, Ltd. (I)	50,204	1,095,930
Actelion, Ltd. (I)	2,619	118,975
Adecco SA (L)	3,079	174,929
Aryzta AG	2,257	98,941
Baloise Holding AG	1,305	115,834
BKW FMB Energie AG	376	27,929
Compagnie Financiere Richemont SA	11,564	448,286
Credit Suisse Group AG	26,244	1,349,371
GAM Holding, Ltd.	5,595	68,668
Geberit AG	1,083	193,708
Givaudan AG	201	176,285
Holcim, Ltd. (I)	6,266	466,331
Julius Baer Group, Ltd.	5,595	202,838
Kuehne & Nagel International AG	1,411	142,568
Lindt & Spruengli AG-PC	25	59,107
Lindt & Spruengli AG-REG	3	81,248
Logitech International SA (I)	4,213	69,063
Lonza Group AG (L)	1,192	97,293
Nestle SA	79,605	4,072,692
Nobel Biocare Holding AG	2,901	77,507
Novartis AG	47,709	2,578,481
Pargesa Holding SA, ADR	791	67,108
Roche Holdings AG	15,887	2,578,107
Schindler Holding AG - PC	1,382	121,804
Schindler Holding AG - REG	494	42,869
SGS SA	116	160,058
Sonova Holding AG	1,149	142,825
Straumann Holding AG	186	46,299
Swatch Group AG	1,185	70,535
Swiss Life Holding (I)	864	113,407
Swiss Reinsurance Company, Ltd.	9,134	449,189
Swisscom AG	614	224,181
Syngenta AG	2,139	594,546
Synthes AG	1,516	189,327
The Swatch Group AG	787	251,246
UBS AG (I)	77,566	1,259,288
Unaxis Holding AG (I)(L)	694	23,612
Zurich Financial Services AG	3,341	857,378

		18,907,763
Taiwan - 1.94%
Acer, Inc.	53,371	157,502

209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Advanced Semiconductor Engineering, Inc.	82,940	$75,659
Advantech Company, Ltd.	1,647	3,518
Asia Cement Corp.	32,745	31,945
Asia Optical Company, Inc.	79	158
Asustek Computer, Inc.	81,713	142,163
AU Optronics Corp.	163,827	185,307
BenQ Corp. (I)	16,048	9,036
Catcher Technology Company, Ltd.	8,184	20,085
Cathay Financial Holdings Company, Ltd. (I)	128,350	214,054
Chang Hwa Commercial Bank, Ltd.	68,000	30,849
Cheng Shin Rubber Industry Company, Ltd.	12,602	26,811
Cheng Uei Precision Industry Company, Ltd.	6,747	13,286
China Airlines, Ltd. (I)	24,472	8,934
China Development Financial
Holdings Corp. (I)	172,989	48,992
China Motor Company, Ltd. (I)	65	44
China Steel Corp.	216,037	222,656
Chinatrust Financial Holding Company, Ltd.	180,353	102,285
Chunghwa Picture Tubes, Ltd. (I)	164,000	18,734
Chunghwa Telecom Company, Ltd.	105,185	205,710
CMC Magnetics Corp. (I)	18,000	4,933
Compal Communications, Inc.	5,512	5,588
Compal Electronics, Inc.	78,221	102,273
D-Link Corp.	361	373
Delta Electronics, Inc.	32,331	102,259
E.Sun Financial Holding Company, Ltd. (I)	39,304	15,915
Epistar Corp.	10,064	33,393
Eternal Chemical Company, Ltd.	3,687	3,766
EVA Airways Corp. (I)	21,476	10,102
Evergreen Marine Corp. (I)	8,000	4,708
Everlight Electronics Company, Ltd.	6,535	20,275
Far Eastern Department Stores Company, Ltd.	17,304	14,313
Far Eastern New Century Corp.	56,497	62,034
Far EasTone
Telecommunications Company, Ltd.	16,159	19,330
First Financial Holding Company, Ltd.	86,824	47,679
Formosa Chemicals & Fibre Corp.	59,740	139,685
Formosa Petrochemical Corp.	24,720	65,126
Formosa Plastic Corp.	85,160	187,615
Formosa Taffeta Company, Ltd.	5,000	3,981
Foxconn Technology Company, Ltd.	10,978	40,238
Fubon Financial Holding Company, Ltd. (I)	96,000	116,595
HannStar Display Corp. (I)	58,031	12,737
High Tech Computer Corp.	14,511	169,398
Hon Hai Precision Industry Company, Ltd.	170,590	737,972
Hua Nan Financial Holdings Company, Ltd.	56,402	34,522
InnoLux Display Corp.	88,017	134,151
Inotera Memories, Inc. (I)	428	344
Inventec Appliances Corp.	813	737
Inventec Company, Ltd.	22,533	12,869
KGI Securities Company, Ltd.	30,000	14,062
Kinsus Interconnect Technology Corp.	1,035	2,709
Largan Precision Company, Ltd.	1,143	17,193
Lite-On Technology Corp.	38,270	50,756
Macronix International Company, Ltd.	47,677	31,503
MediaTek, Inc.	20,300	351,945
Mega Financial Holding Company, Ltd.	171,000	99,018
Mitac International	2,814	1,293
Mosel Vitelic, Inc. (I)	376	196
Motech Industries, Inc.	4,316	18,361
Nan Ya Plastics Corp.	111,240	226,201
Nan Ya Printed Circuit Board Corp.	1,154	4,573
Nanya Technology Corp. (I)	22,826	21,675
Novatek Microelectronics Corp., Ltd.	7,361	22,924
Pan-International Industrial Company, Ltd.	312	515

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Polaris Securities Company, Ltd. (I)	29,282	$15,201
Pou Chen Corp.	35,923	29,330
Powerchip Semiconductor Corp. (I)	103,963	16,998
Powertech Technology, Inc.	11,954	42,537
President Chain Store Corp.	7,496	18,689
Quanta Computer, Inc.	39,771	77,097
Realtek Semiconductor Corp.	5,767	15,550
Richtek Technology Corp.	2,310	24,712
Shin Kong Financial Holding
Company, Ltd. (I)	89,901	35,355
Siliconware Precision Industries Company	54,855	66,102
SinoPac Holdings Company, Ltd. (I)	97,000	34,488
Synnex Technology International Corp.	21,598	47,577
Taishin Financial Holdings Company, Ltd. (I)	54,074	21,944
Taiwan Cellular Corp.	35,842	67,471
Taiwan Cement Corp.	55,397	52,214
Taiwan Cooperative Bank	35,650	21,542
Taiwan Fertilizer Company, Ltd.	13,000	41,519
Taiwan Glass Industrial Corp.	9,506	10,080
Taiwan Semiconductor
Manufacturing Company, Ltd.	547,227	1,056,070
Tatung Company, Ltd. (I)	51,000	12,198
Teco Electric & Machinery Company, Ltd.	16,000	7,024
Transcend Information, Inc.	6,608	23,909
Tripod Technology Corp.	3,703	12,525
Tung Ho Steel Enterprise Corp.	8,132	9,225
U-Ming Marine Transport Corp.	5,000	10,134
Uni-President Enterprises Corp.	63,000	71,668
Unimicron Technology Corp.	20,604	26,416
United Microelectronics Corp. (I)	258,313	136,402
Vanguard International Semiconductor Corp.	126	64
Wafer Works Corp.	136	220
Walsin Lihwa Corp. (I)	28,000	11,028
Wan Hai Lines, Ltd. (I)	5,250	2,952
Wistron Corp.	30,531	55,424
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp.	3,044	1,140
Yuanta Financial Holdings Company, Ltd.	150,130	89,983
Yulon Motor Company, Ltd.	17,510	19,378
Zinwell Corp.	904	1,698

		6,669,427
Thailand - 0.35%
Advanced Info Service PCL	16,600	44,279
Bangkok Bank PCL	18,300	77,833
Bangkok Bank PCL, Foreign Shares	6,300	10,703
Bank of Ayudhya PCL	99,000	64,821
Banpu PCL	4,100	78,409
BEC World PCL	25,900	19,865
C.P. Seven Eleven PCL (I)	56,395	47,962
Charoen Pokphand Foods PCL	69,900	32,426
Electricity Generating PCL	800	1,984
Glow Energy PCL	13,200	15,717
IRPC PCL	214,900	30,971
Kasikornbank PCL	11,700	34,928
Kasikornbank PCL, Foreign Shares	22,800	72,641
Krung Thai Bank PCL	79,500	29,995
Land & Houses PCL, Foreign Shares	58,600	11,332
PTT Aromatics & Refining PCL	29,486	26,217
PTT Chemical PCL	7,797	22,908
PTT Exploration & Production PCL	24,200	111,140
PTT PCL, Foreign Shares	18,200	147,469
Siam Cement PCL, Foreign Shares	11,700	94,829
Siam City Cement PCL	1,800	12,803
Siam Commercial Bank PCL	25,500	72,553

210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Thai Oil PCL	33,400	$51,647
TMB Bank PCL (I)	501,358	21,707
Total Access Communication PCL	70,600	80,786

		1,215,925
Turkey - 0.36%
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	685	2,457
Akbank AS	18,545	119,690
Akcansa Cimento AS	635	2,903
Aksigorta AS	3,270	4,596
Anadolu Efes Biracilik ve Malt Sanayii AS	6,968	73,379
Asya Katilim Bankasi AS (I)	1,627	4,358
BIM Birlesik Magazalar AS	1,590	82,691
Coca-Cola Icecek AS	5,020	42,620
Dogan Sirketler Grubu Holdings AS	26,757	20,460
Enka Insaat ve Sanayi AS	12,615	58,467
Eregli Demir ve Celik Fabrikalari (I)	13,800	41,501
HACI Omer Sabanci Holding AS	14,710	62,966
HACI Omer Sabanci Holding AS -
New Shares (I)	2,341	10,011
Is Gayrimenkul Yatirim Ortakligi AS	2,702	2,972
KOC Holdings AS (I)	14,973	51,277
Tupras Turkiye Petrol Rafine AS	2,088	47,518
Turk Sise ve Cam Fabrikalari AS (I)	9,704	12,196
Turk Telekomunikasyon AS	9,035	30,316
Turkcell Iletisim Hizmetleri AS	13,561	82,154
Turkiye Garanti Bankasi AS	44,592	208,952
Turkiye Halk Bankasi AS	9,317	67,612
Turkiye Is Bankasi	10,019	31,422
Turkiye Is Bankasi AS	21,726	70,675
Turkiye Vakiflar Bankasi Tao (I)	22,351	59,882
Yapi ve Kredi Bankasi AS (I)	13,970	35,513

		1,226,588
United Kingdom - 13.72%
3i Group PLC	28,505	125,872
Admiral Group PLC	4,748	95,060
AMEC PLC	9,092	110,068
Anglo American PLC (I)	30,197	1,319,089
Antofagasta PLC	9,593	151,608
Associated British Foods PLC (I)	9,452	140,243
AstraZeneca PLC	32,667	1,458,247
Astro All Asia Networks PLC, GDR	12,500	16,383
Autonomy Corp. PLC	5,639	156,115
Aviva PLC	61,989	362,166
BAE Systems PLC (I)	80,849	456,412
Balfour Beatty PLC	12,644	56,126
Barclays PLC	257,952	1,404,550
BG Group PLC	75,752	1,308,622
BHP Billiton PLC	49,778	1,705,533
BP PLC	426,995	4,043,644
British Airways PLC (I)(L)	10,101	37,283
British American Tobacco PLC	45,234	1,559,945
British Land Company PLC	20,963	152,977
British Sky Broadcasting Group PLC	27,208	249,217
BT Group PLC	181,279	340,517
Bunzl PLC	6,411	70,076
Burberry Group PLC	10,773	116,888
Cable & Wireless Communications PLC	61,515	51,708
Cable & Wireless Worldwide (I)	61,515	85,881
Cairn Energy PLC (I)	33,540	211,940
Capita Group PLC	14,886	171,025
Carnival PLC	4,350	178,347
Carphone Warehouse Group PLC (I)	2,945	7,128

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Cattles PLC	255	$0
Centrica PLC	116,907	520,996
Cobham PLC	17,686	68,908
Compass Group PLC	43,677	348,868
Diageo PLC	55,610	935,057
Drax Group PLC	9,361	53,113
Eurasian Natural Resources Corp.	3,860	69,938
F&C Asset Management PLC	4,335	4,092
FirstGroup PLC	6,232	33,984
G4S PLC	33,582	133,340
GlaxoSmithKline PLC	117,810	2,260,764
Hammerson PLC	15,413	91,961
Home Retail Group PLC	14,560	59,934
HSBC Holdings PLC	396,047	4,015,240
ICAP PLC	8,381	47,435
Imperial Tobacco Group PLC	23,168	708,087
Inmarsat PLC	10,139	116,386
Intercontinental Hotels Group PLC	5,311	83,084
International Personal Finance PLC	84	306
International Power PLC	36,664	177,182
Invensys PLC	13,036	67,270
Investec PLC	5,275	43,124
J Sainsbury PLC	28,245	140,714
Johnson Matthey PLC	5,977	158,524
Kazakhmys PLC (I)	5,270	122,351
Kingfisher PLC	60,837	198,101
Ladbrokes PLC	204	492
Land Securities Group PLC	19,367	199,022
Legal & General Group PLC	147,161	196,328
Liberty International PLC	12,534	95,730
Lloyds TSB Group PLC	882,339	841,154
London Stock Exchange Group PLC	2,110	22,734
Lonmin PLC, ADR (I)	3,285	101,714
Man Group PLC	30,604	112,269
Marks & Spencer Group PLC	34,711	195,093
National Express Group PLC	10,386	36,151
National Grid PLC	57,087	556,056
Next PLC	5,027	165,203
Old Mutual PLC	131,710	244,669
Pearson PLC (I)	19,306	303,388
Petrofac, Ltd.	4,119	75,201
Pharmstandard	4,240	105,576
Prudential PLC	55,661	461,898
Randgold Resources, Ltd.	1,788	137,014
Reckitt Benckiser Group PLC	13,492	742,442
Reed Elsevier PLC	26,202	209,632
Resolution, Ltd.	39,015	48,525
Rexam PLC	13,172	58,466
Rio Tinto PLC (I)	30,609	1,812,890
Rolls-Royce Group PLC (I)	43,490	393,256
Royal & Sun Alliance PLC (I)	86,633	167,534
Royal Bank of Scotland Group PLC (I)	362,567	241,221
Royal Dutch Shell PLC	80,507	2,335,660
SABMiller PLC	20,945	614,511
Schroders PLC (I)	1,369	29,215
Scottish & Southern Energy PLC	19,635	327,794
Segro PLC	11,211	54,342
Serco Group PLC	12,247	111,569
Severn Trent PLC	5,976	108,407
Shire PLC	13,302	293,630
Smith & Nephew PLC	21,225	211,825
Smiths Group PLC	9,579	165,288
Standard Chartered PLC (I)	45,864	1,249,835
Standard Life PLC	57,777	175,385
TalkTalk Telecom Group PLC (I)	5,890	11,530

211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	179,511	$1,186,891
The Sage Group PLC	34,966	126,956
Thomas Cook Group PLC	22,139	90,713
Tomkins PLC	16,142	57,883
TUI Travel PLC	6,959	31,812
Tullow Oil PLC	18,743	354,935
Unilever PLC	29,071	852,710
United Utilities Group PLC	16,697	141,764
Vedanta Resources PLC	3,686	155,519
Vodafone Group PLC	1,188,804	2,750,664
Whitbread PLC	3,619	80,836
William Morrison Supermarket PLC	46,081	205,324
Wolseley PLC (I)	7,331	177,297
WPP PLC, SADR	26,936	278,916
Xstrata PLC (I)	42,103	799,642

		47,105,940
United States - 0.00%
Southern Copper Corp.	264	8,361

TOTAL COMMON STOCKS (Cost $293,068,330)		$323,066,573

PREFERRED STOCKS - 2.44%
Brazil - 2.12%
AES Tiete SA	3,400	36,899
Banco Bradesco SA	38,665	713,140
Banco do Estado do Rio Grande do Sul	10,916	91,460
Bradespar SA	4,600	113,684
Brasil Telecom SA (I)	10,204	65,412
Braskem SA, A Shares (I)	4,100	30,179
Centrais Eletricas Brasileiras SA	7,200	128,991
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	2,523	84,088
Companhia de Bebidas das Americas	3,325	304,763
Companhia de Gas de Sao Paulo	600	11,961
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	42,573
Companhia Energetica de Minas Gerais	8,572	142,292
Companhia Energetica de Sao Paulo	2,583	35,556
Companhia Paranaense de Energia	1,700	34,806
Eletropaulo Metropolitana SA	4,286	93,970
Fertilizantes Fosfatados SA (I)	6,500	62,100
Gerdau SA	17,000	276,267
Investimentos Itau SA	52,223	357,678
Itau Unibanco Holding SA	48,653	1,066,982
Klabin SA	16,000	49,214
Lojas Americanas SA	5,800	43,214
Metalurgica Gerdau SA	5,500	112,824
Net Servicos de Comunicacao SA (I)	3,198	41,900
Petroleo Brasileiro SA	70,100	1,395,023
Suzano Papel e Celulose SA	1,900	25,962
Tam SA	1,749	29,898
Tele Norte Leste Participacoes SA	7,300	129,346
Telemar Norte Leste SA	1,600	45,084
Tim Participacoes SA (I)	23,851	66,657
Usinas Siderurgicas de Minas Gerais SA	7,575	259,493
Vale SA	47,000	1,309,557
Vivo Participacoes SA	3,261	88,569

		7,289,542
Germany - 0.24%
Bayerische Motoren Werke (BMW) AG	1,201	42,515
Fresenius SE	1,680	126,860
Henkel AG & Company KGaA	3,820	205,700
Porsche Automobil Holding SE	2,289	139,743
RWE AG	1,090	89,616

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG	2,594	$238,020

		842,454
Malaysia - 0.00%
Malaysian Airline System BHD	2,300	557
South Korea - 0.08%
Hyundai Motor Company, Ltd.	560	20,747
LG Electronics, Inc.	780	31,001
Samsung Electronics Company, Ltd.	440	209,284

		261,032

TOTAL PREFERRED STOCKS (Cost $4,910,046)		$8,393,585

RIGHTS - 0.00%
Brazil - 0.00%
Braskem SA (Expiration Date: 04/05/2010,
Strike Price: BRL 14.40) (I)	1,689	10
Cia De Gas De Sao Paulo (Expiration Date:
04/29/2010, Strike Price: BRL 34.97) (I)	3	2

		12
Germany - 0.00%
Volkswagen AG (Expiration Date: 04/09/2010,
Strike Price: EUR 65.00) (I)	3,148	2,083
Poland - 0.00%
Asseco Poland SA (Expiration Date:
05/05/2010, Strike Price: PLN 54.00) (I)	1,934	0

TOTAL RIGHTS (Cost $0)		$2,095

WARRANTS - 0.00%
Italy - 0.00%
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	12,275	1,552
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	22,878	1,131

		2,683
Malaysia - 0.00%
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	1,395	483
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	1,091

TOTAL WARRANTS (Cost $0)		$4,257

SHORT-TERM INVESTMENTS - 4.27%
Short-Term Securities* - 0.89%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional Class 0.0900%	$3,035,512	3,035,512
Federated Prime Obligations Fund, 0.100%	28,199	28,195

		3,063,707
Securities Lending Collateral - 3.38%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	1,157,417	11,584,354

TOTAL SHORT-TERM INVESTMENTS (Cost $14,648,367)		$14,648,061

Total Investments (International Equity Index Trust B)
(Cost $312,626,743) - 100.79%		$346,114,571
Other assets and liabilities, net - (0.79%)		(2,721,056)

TOTAL NET ASSETS - 100.00%		$343,393,515

212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.26%
Australia - 8.29%
AGL Energy, Ltd.	83,972	$1,157,119
Alumina, Ltd.	456,502	716,844
AMP, Ltd.	383,251	2,198,677
Aristocrat Leisure, Ltd.	74,837	310,672
Arrow Energy NL (I)	109,609	504,718
Asciano Group (I)	520,034	902,374
Australia & New Zealand Banking Group, Ltd.	468,600	10,880,069
Australian Stock Exchange, Ltd.	32,214	1,001,963
Axa Asia Pacific Holdings, Ltd.	193,352	1,120,205
Bendigo and Adelaide Bank, Ltd.	65,507	600,289
BHP Billiton, Ltd.	627,841	25,190,442
Billabong International, Ltd.	37,844	390,381
BlueScope Steel, Ltd. (I)	341,096	908,057
Boral, Ltd.	111,369	572,301
Brambles, Ltd.	264,183	1,781,910
Caltex Australia, Ltd.	25,256	261,541
CFS Gandel Retail Trust	325,250	558,867
Coca-Cola Amatil, Ltd.	104,978	1,082,372
Cochlear, Ltd.	10,542	703,941
Commonwealth Bank of Australia, Ltd.	287,020	14,799,966
Computershare, Ltd.	83,159	954,011
Crown, Ltd.	91,631	686,913
CSL, Ltd.	105,353	3,519,537
CSR, Ltd.	269,234	406,401
Dexus Property Group	891,622	662,302
Energy Resources of Australia, Ltd.	12,489	216,292
Fortescue Metals Group, Ltd. (I)	231,535	1,037,328
Foster’s Group, Ltd.	360,991	1,748,479
General Property Trust, Ltd.	1,735,614	914,462
Goodman Fielder, Ltd.	245,331	321,025
Goodman Group	1,135,884	681,488
Harvey Norman Holding, Ltd.	99,368	329,457
Incitec Pivot, Ltd.	301,668	957,423
James Hardie Industries, Ltd. (I)	81,049	538,522
John Fairfax Holdings, Ltd. (L)	395,994	652,898
Leighton Holdings, Ltd. (L)	27,900	996,676
Lend Lease Corp.	100,500	798,718
Macquarie Airports, Ltd.	139,275	394,076
Macquarie Group, Ltd.	62,252	2,691,500
Macquarie Infrastructure Group	423,117	434,133
Metcash, Ltd.	143,141	543,420
Mirvac Group, Ltd.	502,971	679,399
National Australia Bank, Ltd.	392,035	9,880,535
Newcrest Mining, Ltd.	90,491	2,726,555
NRMA Insurance Group, Ltd.	388,930	1,382,156
Nufarm, Ltd. (L)	32,636	245,584
OneSteel, Ltd.	248,503	887,142
Orica, Ltd.	67,339	1,652,210
Origin Energy, Ltd.	164,282	2,491,154
Oxiana, Ltd. (I)	583,927	611,659
Paladin Resources, Ltd. (I)	120,745	436,453
Qantas Airways, Ltd. (I)	207,636	540,125
QBE Insurance Group, Ltd.	191,642	3,656,866
Rio Tinto, Ltd.	81,520	5,842,968
Santos, Ltd.	155,612	2,089,237
Sims Group, Ltd.	30,155	593,956
Sonic Healthcare, Ltd.	69,033	908,112
SP Ausnet	249,098	206,745
Stockland	445,808	1,629,465
Suncorp-Metway, Ltd.	237,754	1,859,751
TABCORP Holdings, Ltd.	113,689	719,072
Tattersall’s, Ltd.	226,707	511,329
Telstra Corp., Ltd.	814,727	2,233,479
Toll Holdings, Ltd.	124,292	844,767
Transurban Group, Ltd.	217,204	1,006,029

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	188,037	$5,475,565
Wesfarmers, Ltd., PPS	28,423	829,872
Westfield Group	388,554	4,293,554
Westpac Banking Corp.	550,449	14,034,826
Woodside Petroleum, Ltd.	101,773	4,372,385
Woolworths, Ltd.	231,862	5,951,552
WorleyParsons, Ltd.	30,950	721,072

		164,441,343
Austria - 0.38%
Amcor, Ltd.	228,388	1,337,198
Erste Group Bank AG	35,350	1,483,814
Immoeast Immobilien Anlagen AG (L)	77,994	428,060
Oesterreichische Elektrizitaets
AG, Class A (L)	14,126	561,238
OMV AG	28,061	1,053,738
Raiffeisen International Bank Holding AG (L)	10,127	481,002
Telekom Austria AG	58,012	811,369
Voestalpine AG	21,987	890,990
Wiener Staedtische Allgemeine
Versicherung AG	7,184	379,161

		7,426,570
Belgium - 0.93%
Anheuser-Busch InBev NV	134,976	6,804,621
Belgacom SA	28,456	1,112,360
Colruyt SA	2,813	692,598
Compagnie Nationale A Portefeuille, ADR	6,174	323,441
Delhaize Group SA	18,870	1,517,691
Dexia SA (I)	98,915	589,462
Fortis (I)	417,940	1,486,437
Groupe Bruxelles Lambert SA	15,093	1,333,001
KBC Bancassurance Holding NV (I)	30,117	1,457,038
Mobistar SA	5,614	345,237
Solvay SA	11,092	1,139,223
UCB SA	18,867	808,745
Umicore	21,327	743,752

		18,353,606
Bermuda - 0.07%
Chinese Estates Holdings, Ltd.	127,804	214,323
Seadrill, Ltd. (L)	52,286	1,221,616

		1,435,939
China - 0.02%
Foxconn International Holdings, Ltd. (I)(L)	398,000	419,604
Denmark - 0.91%
A P Moller Maersk AS	103	748,128
A P Moller Maersk AS, Series A	247	1,879,396
Carlsberg AS (L)	20,012	1,680,773
Coloplast AS	4,260	468,944
Danske Bank AS (I)	84,974	2,092,574
DSV AS, ADR	39,126	699,956
H. Lundbeck AS	11,006	207,376
Novo Nordisk AS (L)	80,400	6,236,384
Novozymes AS (L)	8,627	954,125
Topdanmark AS (I)	2,682	349,347
TrygVesta AS	4,784	315,738
Vestas Wind Systems AS (I)	38,108	2,082,092
William Demant Holdings AS (I)	4,412	312,144

		18,026,977
Finland - 1.19%
Elisa Oyj, Class A (I)	24,890	513,559
Fortum Oyj (L)	83,096	2,033,820
Kesko Oyj (L)	12,436	489,788

213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Kone Corp Oyj	28,753	$1,189,117
Metra Oyj	15,682	795,080
Metso Oyj (L)	23,908	770,556
Neste Oil Oyj (L)	23,984	417,772
Nokia AB Oyj	700,589	10,895,052
Nokian Renkaat Oyj (L)	19,853	515,149
Orion Oyj, Series B (L)	16,822	371,993
Outokumpu Oyj (L)	22,132	486,518
Pohjola Bank PLC (L)	25,841	290,710
Rautaruukki Oyj (L)	15,746	340,683
Sampo Oyj (L)	78,596	2,086,881
Sanoma Oyj (L)	15,054	333,630
Stora Enso Oyj, Series R	108,837	830,281
UPM-Kymmene Oyj (L)	97,275	1,292,350

		23,652,939
France - 9.84%
Accor SA	27,390	1,513,392
Aeroports de Paris	5,554	456,949
Air France KLM (I)	25,274	400,011
Air Liquide SA	46,944	5,628,279
Alcatel-Lucent (I)	433,652	1,366,879
Alstom SA	37,838	2,362,434
Atos Origin SA (I)	8,478	425,195
AXA SA	317,585	7,056,452
BioMerieux SA	2,583	296,455
BNP Paribas	177,221	13,595,653
Bouygues SA	41,894	2,108,583
Bureau Veritas SA	9,142	485,363
Cap Gemini SA	27,362	1,349,076
Carrefour SA	118,683	5,726,068
Casino Guichard Perrachon SA	10,315	872,458
Christian Dior SA	11,899	1,268,001
Cie de Saint-Gobain SA	71,966	3,452,293
Cie Generale de Geophysique-Veritas (I)	26,835	759,897
CNP Assurances SA	6,947	655,561
Compagnie Generale des Etablissements
Michelin, Class B	27,570	2,028,680
Credit Agricole SA	173,575	3,035,020
Danone SA	102,881	6,202,147
Dassault Systemes SA	12,127	718,004
Eiffage SA	7,577	392,213
Electricite de France	44,315	2,420,042
Eramet	986	339,838
Essilor International SA	37,617	2,399,825
Eurazeo	5,160	358,243
European Aeronautic Defence &
Space Company	76,210	1,530,309
Eutelsat Communications	18,531	658,272
Fonciere Des Regions	4,360	480,551
France Telecom SA	346,841	8,306,578
GDF Suez	232,548	8,990,676
Gecina SA	3,512	388,446
Groupe Eurotunnel SA	89,165	909,246
Hermes International SA	9,875	1,372,710
ICADE	4,347	484,622
Iliad SA (L)	3,043	313,542
Imerys SA	6,345	391,432
Ipsen SA	4,718	230,443
JC Decaux SA (I)	12,419	346,769
Klepierre SA	17,021	667,895
L’Oreal SA (I)	44,782	4,705,044
Lafarge SA	37,367	2,624,883
Lagardere S.C.A	22,079	894,358
Legrand SA, ADR	19,688	621,288

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
LVMH Moet Hennessy SA	45,848	$5,351,085
M6-Metropole Television	12,062	311,603
Natixis (I)	163,214	879,455
Neopost SA	5,776	461,826
PagesJaunes Groupe SA (L)	23,655	271,818
Pernod-Ricard SA	37,005	3,139,460
Peugeot SA (I)	28,460	839,424
PPR	14,206	1,889,030
Publicis Groupe SA	22,178	949,638
Renault SA (I)	34,648	1,626,937
Safran SA	35,107	915,831
Sanofi-Aventis SA	196,977	14,706,147
Schneider Electric SA	44,101	5,165,210
SCOR SE	31,005	782,826
Societe BIC SA	4,986	381,552
Societe Des Autoroutes Paris-Rhin-Rhone (I)	4,229	304,223
Societe Generale	117,640	7,390,266
Societe Television Francaise (I)	21,959	406,823
Sodexho Alliance	17,637	1,054,854
STMicroelectronics NV (L)	127,724	1,268,716
Suez Environnement SA	50,386	1,158,083
Technip SA	19,428	1,577,076
Thales SA	16,729	670,910
Total SA	395,161	22,949,269
Unibail-Rodamco SE	17,068	3,455,740
Vallourec SA	10,716	2,163,733
Veolia Environnement SA	73,872	2,568,403
Vinci SA	82,688	4,877,768
Vivendi SA	229,882	6,159,550

		195,267,331
Germany - 7.22%
Adidas-Salomon AG	39,139	2,089,896
Allianz SE	84,914	10,651,309
BASF SE	171,825	10,661,970
Bayer AG	154,702	10,466,581
Bayerische Motoren Werke (BMW) AG	61,940	2,854,799
Beiersdorf AG	16,500	985,716
Celesio AG	15,911	508,734
Commerzbank AG (I)(L)	132,602	1,136,419
CPBVolkswagen AG (L)	5,519	533,327
Daimler AG (I)	168,709	7,944,905
Deutsche Bank AG	110,340	8,491,397
Deutsche Boerse AG	36,480	2,704,825
Deutsche Lufthansa AG	42,834	710,694
Deutsche Post AG (I)	158,289	2,741,177
Deutsche Postbank AG (I)	16,373	525,012
Deutsche Telekom AG	530,333	7,190,818
E.ON AG	355,621	13,133,267
Fraport AG, ADR	6,874	361,439
Fresenius AG	5,277	392,969
Fresenius Medical Care AG	35,907	2,026,205
GEA Group AG	29,228	677,690
Hannover Rueckversicherung AG (I)	11,281	557,312
HeidelbergCement AG	26,308	1,468,299
Henkel AG & Company, KGaA	24,301	1,125,438
Hochtief AG	7,857	659,332
Infineon Technologies AG (I)	203,304	1,412,393
K&S AG	32,226	1,956,795
Linde AG	28,368	3,379,269
MAN AG (L)	19,780	1,656,268
Merck KGaA	12,089	979,193
Metro AG	21,222	1,259,012
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	36,929	5,994,199

214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Puma AG	988	$313,120
Qiagen AG (I)(L)	43,238	996,107
RWE AG	78,333	6,943,255
Salzgitter AG	7,308	677,046
SAP AG	160,548	7,778,468
Siemens AG	153,923	15,421,082
Solarworld AG (L)	15,675	236,010
Suedzucker AG	12,399	273,703
ThyssenKrupp AG	62,561	2,151,805
TUI AG (I)(L)	25,881	291,223
United Internet AG (I)	23,537	356,790
Wacker Chemie AG	2,927	435,805

		143,111,073
Greece - 0.43%
Alpha Bank A.E. (I)	87,186	833,053
Bank of Cyprus PCL	105,522	668,030
Coca-Cola Hellenic Bottling Company SA	34,179	916,312
EFG Eurobank Ergasias SA (I)	60,455	556,494
Hellenic Petroleum SA	17,153	196,604
Hellenic Telecommunications Organization SA	45,848	571,138
Marfin Financial Group SA Holdings (I)	120,871	279,058
National Bank of Greece SA (I)	113,558	2,296,070
OPAP SA	41,773	950,724
Piraeus Bank SA (I)	56,618	495,799
Public Power Corp. SA (I)	21,701	383,807
Titan Cement Company SA	10,801	287,269

		8,434,358
Hong Kong - 2.30%
ASM Pacific Technology, Ltd.	36,700	346,122
Bank of East Asia, Ltd.	276,800	1,025,103
BOC Hong Kong Holdings, Ltd.	692,172	1,648,291
Cathay Pacific Airways, Ltd. (I)	221,218	464,650
Cheung Kong Holdings, Ltd.	260,000	3,344,094
Cheung Kong Infrastructure Holdings, Ltd.	84,228	324,113
CLP Holdings, Ltd.	382,500	2,730,872
Esprit Holdings, Ltd.	214,979	1,692,224
Genting Singapore PLC (I)(L)	874,000	551,423
Hang Lung Group, Ltd.	150,000	792,533
Hang Lung Properties, Ltd.	387,674	1,555,400
Hang Seng Bank, Ltd.	143,081	1,996,334
Henderson Land Development Company, Ltd.	200,489	1,413,015
Hong Kong & China Gas Company, Ltd.	733,227	1,827,828
Hong Kong Aircraft
Engineering Company, Ltd.	12,400	156,427
Hong Kong Electric Holdings, Ltd.	259,418	1,537,082
Hong Kong Exchanges & Clearing, Ltd.	191,200	3,185,467
Hopewell Holdings, Ltd.	107,000	317,315
Hutchison Whampoa, Ltd.	399,000	2,913,543
Hysan Development Company, Ltd.	118,000	339,884
Kerry Properties, Ltd.	133,703	715,927
Li & Fung, Ltd.	424,000	2,076,856
Lifestyle International Holdings, Ltd.	109,500	197,145
Mongolia Energy Company, Ltd. (I)	571,155	262,662
MTR Corp., Ltd.	267,733	1,007,960
New World Development Company, Ltd.	469,815	916,423
Noble Group, Ltd.	359,000	782,995
NWS Holdings, Ltd.	155,000	308,531
Orient Overseas International, Ltd.	41,000	303,132
PCCW, Ltd.	697,000	207,389
Shangri-La Asia, Ltd.	242,000	472,448
Sino Land Company, Ltd.	316,316	621,101
Sun Hung Kai Properties, Ltd.	264,000	3,960,712
Swire Pacific, Ltd.	143,837	1,734,097

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Television Broadcasting Company, Ltd.	52,819	$254,349
The Link	407,747	1,001,077
Wharf Holdings, Ltd.	257,373	1,458,998
Wheelock and Company, Ltd.	171,000	502,003
Wing Hang Bank, Ltd.	33,064	301,413
Yue Yuen Industrial Holdings, Ltd.	123,433	428,041

		45,674,979
Ireland - 0.35%
CRH PLC	125,058	3,120,285
CRH PLC - London Exchange	6,207	155,161
Elan Corp. PLC	90,701	684,671
Elan Corp. PLC - Euro Comp Exchange	2,147	16,181
Experian PLC	191,949	1,887,011
Kerry Group PLC	932	28,945
Kerry Group PLC	25,275	786,955
Ryanair Holdings PLC, SADR (I)	11,748	319,193

		6,998,402
Italy - 3.13%
A2A SpA	205,133	384,473
Assicurazioni Generali SpA	218,439	5,239,228
Autogrill SpA (I)	19,037	231,392
Autostrade SpA	48,186	1,125,751
Banca Carige SpA	120,927	330,581
Banca Intesa SpA	174,448	521,936
Banca Monte dei Paschi di Siena SpA	415,006	613,988
Banca Popolare di Milano SpA	73,762	458,625
Banche Popolari Unite SpA	107,612	1,451,062
Banco Popolare Societa Cooperativa (I)	119,819	832,613
Enel SpA	1,231,390	6,877,876
Eni SpA	487,048	11,437,927
Exor SpA	13,492	234,163
Fiat SpA	143,033	1,865,399
Finmeccanica SpA	75,710	1,009,010
Fondiaria-Sai SpA	11,644	175,065
Intesa Sanpaolo SpA (I)	1,440,867	5,361,562
Italcementi SpA	13,254	153,380
Luxottica Group SpA	21,706	581,023
Mediaset SpA	132,587	1,140,428
Mediobanca SpA (I)	88,596	951,333
Mediolanum SpA (L)	41,035	239,965
Parmalat SpA	318,679	874,888
Pirelli & Company SpA (I)	489,515	301,292
Prysmian SpA	18,648	365,941
Saipem SpA	49,530	1,919,309
Snam Rete Gas SpA	267,201	1,353,418
Telecom Italia SpA (I)	1,877,419	2,706,252
Telecom Italia SpA - RSP (I)	1,127,342	1,272,558
Tenaris SA	88,340	1,897,502
Terna Rete Elettrica Nazionale SpA	243,310	1,053,554
UniCredit Italiano SpA (I)	3,064,020	9,043,685
Unipol Gruppo Finanziario SpA, ADR (I)	138,429	156,147

		62,161,326
Japan - 21.47%
ABC-MART, Inc.	4,700	150,301
Acom Company, Ltd. (L)	7,470	122,292
Advantest Corp.	29,900	743,449
AEON Company, Ltd. (L)	119,800	1,355,544
AEON Credit Service Company, Ltd.	14,700	174,585
Aeon Mall Company, Ltd.	15,200	320,655
Aioi Insurance Company, Ltd.	92,000	474,318
Air Water, Inc.	26,000	297,657
Aisin Seiki Company, Ltd.	35,800	1,072,785
Ajinomoto Company, Inc.	124,000	1,228,663

215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alfresa Holdings Corp.	7,076	$305,090
All Nippon Airways Company, Ltd. (I)	156,000	445,634
Amada Company, Ltd.	63,000	528,602
Aozora Bank, Ltd.	139,000	196,345
Asahi Breweries, Ltd.	72,400	1,353,863
Asahi Glass Company, Ltd.	189,000	2,120,122
Asahi Kasei Corp.	236,000	1,268,605
ASICS Corp.	30,000	293,328
Astellas Pharma, Inc.	84,600	3,063,964
Bank of Kyoto, Ltd.	60,000	552,728
Bank of Yokohama, Ltd.	229,000	1,118,487
Benesse Holdings, Inc.	13,900	601,178
Bridgestone Corp.	114,100	1,948,696
Brother Industries, Ltd.	41,500	499,115
Canon Sales Company, Inc.	12,700	172,963
Canon, Inc.	199,600	9,227,320
Casio Computer Company, Ltd. (L)	44,400	341,645
Central Japan Railway Company, Ltd.	282	2,148,056
Chiba Bank, Ltd.	142,000	846,875
Chiyoda Corp.	29,000	286,536
Chubu Electric Power Company, Inc.	123,900	3,097,581
Chugai Pharmaceutical Company, Ltd.	41,900	787,154
Chugoku Bank, Ltd.	33,000	445,251
Chugoku Electric Power Company, Inc.	52,100	1,035,531
Citizen Watch Company, Ltd.	49,200	336,494
Coca-Cola West Japan Company, Ltd.	10,423	170,484
Cosmo Oil Company, Ltd.	111,000	268,456
Credit Saison Company, Ltd.	29,500	457,837
Dai Nippon Printing Company, Ltd.	105,000	1,413,515
Daicel Chemical Industries, Ltd.	51,466	352,173
Daido Steel Company, Ltd. (I)	53,000	222,913
Daihatsu Motor Company, Ltd.	36,000	343,967
Daiichi Sankyo Company, Ltd.	126,000	2,360,479
Daikin Industries, Ltd.	43,900	1,797,288
Dainippon Sumitomo Pharma Company, Ltd.	30,000	274,780
Daito Trust Construction Company, Ltd.	14,700	709,266
Daiwa House Industry Company, Ltd.	95,000	1,072,410
Daiwa Securities Group, Inc.	311,000	1,637,436
Dena Company, Ltd.	50	369,706
Denki Kagaku Kogyo Kabushiki Kaisha	90,000	387,206
Denso Corp.	91,000	2,712,145
Dentsu, Inc. (L)	31,200	820,435
Dowa Holdings Company, Ltd.	48,466	292,078
East Japan Railway Company	63,600	4,420,789
Eisai Company, Ltd. (L)	47,200	1,681,651
Electric Power Development Company, Ltd.	24,900	819,266
Elpida Memory, Inc. (I)	33,100	648,036
FamilyMart Company, Ltd.	11,000	349,538
Fanuc, Ltd.	35,800	3,800,650
Fast Retailing Company, Ltd.	8,900	1,545,823
Fuji Electric Holdings Company, Ltd. (I)	105,000	286,545
Fuji Heavy Industries, Ltd. (I)	110,000	566,557
Fuji Television Network, Inc.	88	129,964
FUJIFILM Holdings Corp.	86,600	2,984,310
Fujitsu, Ltd.	349,000	2,275,650
Fukuoka Financial Group, Inc.	145,000	613,433
Furukawa Electric Company, Ltd.	118,638	617,081
GS Yuasa Corp. (L)	70,000	472,760
Gunma Bank	74,000	409,316
Hakuhodo DY Holdings, Inc.	4,360	229,527
Hankyu Hanshin Holdings, Inc.	214,000	991,295
Hino Motors, Ltd. (I)	48,000	201,753
Hirose Electric Company, Ltd.	5,600	643,681
Hisamitsu Pharmaceutical Company, Inc.	12,500	464,367
Hitachi Chemical, Ltd.	19,500	421,486

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Construction Machinery
Company, Ltd. (L)	20,100	$475,241
Hitachi High-Technologies Corp.	12,900	296,054
Hitachi Metals, Ltd.	31,000	326,125
Hitachi, Ltd. (I)	834,000	3,108,812
Hokkaido Electric Power Company, Inc.	34,200	656,309
Hokuhoku Financial Group, Inc.	234,000	513,232
Hokuriku Electric Power Company	35,000	769,482
Honda Motor Company, Ltd.	308,900	10,913,343
Hoya Corp.	77,300	2,117,294
Ibiden Company, Ltd.	24,000	827,056
Idemitsu Kosan Company, Ltd.	4,100	309,555
Inpex Corp.	154	1,130,508
Isetan Mitsukoshi Holdings, Ltd.	66,400	712,634
Ishikawajima-Harima Heavy
Industries Company, Ltd.	247,000	452,033
Isuzu Motors, Ltd. (I)	222,000	601,178
ITO EN, Ltd.	11,994	185,671
Itochu Corp.	282,000	2,471,965
Itochu Techno-Science Corp.	5,400	176,884
Iyo Bank, Ltd.	45,000	426,869
J Front Retailing Company, Ltd.	90,000	529,693
JAFCO Company, Ltd. (I)	5,900	155,039
Japan Petroleum Exploration Company, Ltd.	5,300	267,858
Japan Prime Realty Investment Corp., REIT	119	264,941
Japan Real Estate Investment Corp.	91	775,509
Japan Retail Fund Investment Corp., REIT	300	353,068
Japan Tobacco, Inc.	842	3,120,873
JFE Holdings, Inc.	92,000	3,689,245
JGC Corp.	39,000	696,209
Joyo Bank, Ltd.	123,000	548,786
JS Group Corp.	46,900	954,992
JSR Corp.	33,500	700,196
Jupiter Telecommunications Company, Ltd. (L)	454	524,607
Kajima Corp.	158,000	387,214
Kamigumi Company, Ltd.	49,000	393,170
Kaneka Corp.	55,171	357,748
Kansai Electric Power Company, Ltd.	142,900	3,274,279
Kansai Paint Company, Ltd.	41,000	334,272
Kao Corp.	101,000	2,555,037
Kawasaki Heavy Industries, Ltd. (L)	265,000	731,646
Kawasaki Kisen Kaisha, Ltd. (I)	126,000	500,539
KDDI Corp.	545	2,820,223
Keihin Electric Express
Railway Company, Ltd.	83,000	681,929
Keio Corp.	108,000	729,152
Keisei Electric Railway Company, Ltd.	52,000	316,555
Keyence Corp.	7,800	1,857,581
Kikkoman Corp.	31,000	362,880
Kinden Corp.	24,409	213,878
Kintetsu Corp. (L)	304,000	946,378
Kirin Holdings Company, Ltd.	157,000	2,308,827
Kobe Steel Company, Ltd.	466,000	997,509
Koito Manufacturing Company, Ltd.	18,000	267,381
Komatsu, Ltd.	177,500	3,723,591
Konami Corp.	17,500	337,197
Konica Minolta Holdings, Inc.	89,500	1,044,953
Koyo Seiko Company, Ltd.	36,100	426,581
Kubota Corp.	204,000	1,859,965
Kuraray Company, Ltd.	64,500	864,617
Kurita Water Industries, Ltd.	21,100	597,171
Kyocera Corp.	30,400	2,967,721
Kyowa Hakko Kogyo Company, Ltd.	49,000	505,395
Kyushu Electric Power Company, Inc.	71,000	1,545,605
Lawson, Inc.	12,100	516,066

216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mabuchi Motor Company, Ltd.	5,300	$305,106
Makita Corp.	21,000	688,261
Marubeni Corp.	309,000	1,921,556
Marui Company, Ltd.	41,700	301,636
Maruichi Steel Tube, Ltd.	7,000	141,902
Matsui Securities Company, Ltd. (L)	22,700	161,501
Matsushita Electric Industrial Company, Ltd.	367,100	5,632,001
Matsushita Electric Works, Ltd.	70,000	883,900
Mazda Motor Corp.	283,000	796,664
McDonald’s Holdings Company, Ltd.	12,400	251,652
Mediceo Holdings Company, Ltd.	27,410	324,621
MEIJI Holdings Company, Ltd.	12,900	501,000
Minebea Company, Ltd.	67,000	407,965
Mitsubishi Chemical Holdings Corp.	225,500	1,153,289
Mitsubishi Corp.	238,000	6,241,484
Mitsubishi Electric Corp.	362,000	3,327,623
Mitsubishi Estate Company, Ltd.	221,000	3,617,962
Mitsubishi Gas & Chemicals Company, Inc.	72,171	434,844
Mitsubishi Heavy Industries, Ltd.	568,000	2,340,536
Mitsubishi Logistics Corp.	21,057	261,456
Mitsubishi Materials Corp. (I)	209,000	601,709
Mitsubishi Motors Corp. (I)(L)	673,000	914,521
Mitsubishi Rayon Company, Ltd. (I)	95,000	401,364
Mitsubishi UFJ Financial Group	2,354,700	12,287,564
Mitsubishi UFJ Lease &
Finance Company, Ltd.	10,890	396,218
Mitsui & Company, Ltd.	325,100	5,458,442
Mitsui Chemicals, Inc.	149,000	451,305
Mitsui Engineering & Shipbuilding
Company, Ltd. (L)	140,000	349,086
Mitsui Fudosan Company, Ltd.	157,000	2,666,454
Mitsui Mining & Smelting Company, Ltd.	107,000	320,695
Mitsui O.S.K. Lines, Ltd.	214,000	1,529,274
Mitsui Sumitomo Insurance Group Holdings	78,800	2,180,246
Mitsui Trust Holdings, Inc.	171,000	639,529
Mitsumi Electric Company, Ltd.	15,600	341,641
Mizuho Financial Group, Inc.	2,562,900	5,073,692
Mizuho Trust & Banking Company, Ltd. (I)(L)	282,000	282,357
Murata Manufacturing Company, Ltd.	40,000	2,272,748
Namco Bandai Holdings, Inc.	37,400	363,658
NEC Corp.	474,000	1,425,331
NGK INSULATORS, Ltd.	47,000	959,254
NGK Spark Plug Company, Ltd.	30,000	407,753
NHK Spring Company, Ltd.	30,000	275,412
Nidec Corp.	20,400	2,187,773
Nikon Corp.	60,000	1,310,777
Nintendo Company, Ltd.	18,600	6,211,074
Nippon Building Fund, Inc.	96	825,685
Nippon Electric Glass Company, Ltd.	65,000	910,760
Nippon Express Company, Ltd.	159,000	683,886
Nippon Meat Packers, Inc.	33,762	427,359
Nippon Mining Holdings, Inc.	165,000	771,259
Nippon Oil Corp.	233,000	1,173,847
Nippon Paper Group, Inc.	17,400	446,346
Nippon Sheet Glass Company, Ltd.	119,000	351,571
Nippon Steel Corp.	955,000	3,750,846
Nippon Telegraph & Telephone Corp.	97,200	4,093,121
Nippon Yusen Kabushiki Kaisha	281,000	1,105,319
NIPPONKOA Insurance Company, Ltd.	122,000	766,007
Nishi-Nippon City Bank, Ltd.	127,000	374,998
Nissan Chemical Industries, Ltd.	26,000	363,987
Nissan Motor Company, Ltd. (I)	465,100	3,987,548
Nissay Dowa General Insurance Company, Ltd.	33,000	170,489
Nissha Printing Company, Ltd. (L)	5,100	199,192
Nisshin Seifun Group, Inc.	35,500	458,017

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nisshin Steel Company	130,000	$271,307
Nisshinbo Holdings, Inc.	24,409	252,866
Nissin Food Products Company, Ltd.	13,100	440,295
Nitori Company, Ltd.	6,950	527,690
Nitto Denko Corp.	30,900	1,194,346
NOK Corp.	21,100	317,718
Nomura Holdings, Inc.	691,100	5,069,036
Nomura Real Estate Holdings, Inc.	17,800	274,649
Nomura Real Estate Office Fund, Inc.	51	286,021
Nomura Research Institute, Ltd.	18,900	430,423
NSK, Ltd.	87,285	689,516
NTN Corp.	90,000	406,448
NTT Data Corp.	236	786,645
NTT DoCoMo, Inc.	2,878	4,376,888
NTT Urban Development Corp.	215	181,067
Obayashi Corp.	121,000	534,556
OBIC Company, Ltd.	1,300	236,149
Odakyu Electric Railway Company, Ltd. (L)	117,000	973,786
Oji Paper Company, Ltd.	159,000	697,451
Olympus Corp.	40,600	1,303,571
Omron Corp.	38,000	882,345
Ono Pharmaceutical Company, Ltd.	15,800	703,129
Oracle Corp.	7,100	328,791
Oriental Land Company, Ltd.	9,400	655,580
ORIX Corp. (I)(L)	19,590	1,733,488
Osaka Gas Company, Ltd.	363,000	1,300,882
Otsuka Corp.	3,000	190,076
Rakuten, Inc.	1,347	972,819
Resona Holdings, Inc.	90,900	1,145,279
Ricoh Company, Ltd.	125,000	1,943,708
Rinnai Corp.	7,100	372,951
Rohm Company, Ltd.	18,300	1,366,739
Sankyo Company, Ltd.	10,000	494,835
Santen Pharmaceutical Company, Ltd.	13,800	413,701
Sanyo Electric Company, Ltd. (I)(L)	346,000	555,185
Sapporo Hokuyo Holdings, Inc.	56,000	255,806
Sapporo Holdings, Ltd.	48,000	250,660
SBI Holdings, Inc.	3,138	619,680
Secom Company, Ltd.	39,300	1,713,984
SEGA SAMMY HOLDINGS, Inc.	37,100	449,339
Seiko Epson Corp.	26,122	403,738
Sekisui Chemical Company, Ltd.	81,000	549,537
Sekisui House, Ltd.	101,000	1,005,629
Senshu Ikeda Holdings, Inc. (L)	120,300	218,616
Seven & I Holdings Company, Ltd.	144,100	3,483,077
Seven Bank, Ltd.	103	207,174
Sharp Corp.	187,000	2,339,440
Shikoku Electric Power Company, Inc.	33,400	946,465
Shimadzu Corp. (L)	47,000	376,667
Shimamura Company, Ltd.	4,100	363,158
Shimano, Inc.	12,600	557,427
Shimizu Corp.	111,000	463,308
Shin-Etsu Chemical Company, Ltd.	76,800	4,462,937
Shinko Electric Industries Company, Ltd.	12,600	195,014
Shinko Securities Company, Ltd. (I)	107,000	338,419
Shinsei Bank, Ltd. (L)	173,000	208,239
Shionogi & Company, Ltd.	55,800	1,060,530
Shiseido Company, Ltd.	65,200	1,416,236
Shizuoka Bank, Ltd.	113,000	985,351
Showa Denko KK	266,161	601,027
Showa Shell Sekiyu KK	35,255	238,417
SMC Corp.	10,100	1,371,525
Softbank Corp.	141,800	3,494,515
Sojitz Holdings Corp.	234,100	453,446
Sompo Japan Insurance, Inc.	166,000	1,164,788

217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sony Corp.	187,900	$7,198,280
Sony Financial Holdings, Inc.	163	534,793
Square Enix Company, Ltd.	11,900	259,551
Stanley Electric Company, Ltd.	26,400	512,169
Sumco Corp. (I)	21,700	459,043
Sumitomo Chemical Company, Ltd.	294,000	1,437,830
Sumitomo Corp.	210,600	2,422,659
Sumitomo Electric Industries, Ltd.	141,100	1,730,625
Sumitomo Heavy Industries, Ltd.	107,990	647,361
Sumitomo Metal Industries, Ltd.	629,000	1,905,124
Sumitomo Metal Mining Company, Ltd.	98,000	1,448,410
Sumitomo Mitsui Financial Group	241,300	7,937,834
Sumitomo Realty &
Development Company, Ltd.	71,000	1,351,829
Sumitomo Rubber Industries, Inc.	32,000	282,160
Suruga Bank, Ltd.	39,000	347,940
Suzuken Company, Ltd.	13,200	464,382
Suzuki Motor Corp.	66,000	1,452,788
Sysmex Corp.	6,200	362,647
T&D Holdings, Inc.	52,800	1,245,576
Taiheiyo Cement Corp. (I)	160,000	229,440
Taisei Corp.	184,000	405,628
Taisho Pharmaceuticals Company, Ltd.	22,000	399,724
Taiyo Nippon Sanso Corp.	53,000	518,406
Takashimaya Company, Ltd.	55,819	458,204
Takeda Pharmaceutical Company, Ltd.	140,300	6,173,379
Tanabe Seiyaku Company, Ltd.	42,000	592,496
TDK Corp.	21,800	1,451,334
Teijin, Ltd.	175,000	588,001
Terumo Corp.	31,600	1,680,230
The 77th Bank, Ltd.	65,000	371,361
The Hachijuni Bank, Ltd.	80,000	454,105
The Hiroshima Bank, Ltd.	94,000	395,833
The Japan Steel Works, Ltd.	63,000	718,341
The Sumitomo Trust &
Banking Company, Ltd.	266,000	1,554,661
The Tokyo Electric Power Company, Inc.	227,800	6,063,573
THK Company, Ltd.	22,500	488,791
Tobu Railway Company, Ltd. (L)	153,000	849,513
Toho Company, Ltd.	21,233	342,109
Toho Gas Company, Ltd.	84,000	457,244
Tohoku Electric Power Company, Inc.	80,000	1,688,600
Tokio Marine Holdings, Inc.	135,500	3,817,005
Tokuyama Corp.	56,000	310,421
Tokyo Electron, Ltd.	32,100	2,117,914
Tokyo Gas Company, Ltd.	432,000	1,903,991
Tokyo Steel Manufacturing Company, Ltd.	18,900	236,820
Tokyo Tatemono Company, Ltd.	71,000	254,109
Tokyu Corp.	213,000	891,018
Tokyu Land Corp.	85,000	322,961
TonenGeneral Sekiyu KK	53,000	447,371
Toppan Printing Company, Ltd.	105,000	948,345
Toray Industries, Inc. (L)	249,000	1,454,895
Toshiba Corp. (I)	753,000	3,892,497
Tosoh Corp.	95,228	241,409
Toto, Ltd.	49,000	333,562
Toyo Seikan Kaisha, Ltd.	28,400	502,646
Toyo Suisan Kaisha, Ltd.	17,000	439,581
Toyoda Gosei Company, Ltd.	12,134	340,390
Toyota Boshoku Corp.	12,300	236,033
Toyota Industries Corp.	33,500	957,186
Toyota Motor Corp.	548,300	22,045,770
Toyota Tsusho Corp.	39,700	623,010
Trend Micro, Inc.	19,700	687,134
Tsumura & Company, Ltd.	11,300	327,785

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ube Industries, Ltd.	189,000	$484,679
Unicharm Corp.	7,700	743,870
UNY Company, Ltd.	33,400	276,285
Ushio, Inc.	20,900	354,731
USS Company, Ltd.	4,283	290,209
West Japan Railway Company, Ltd.	318	1,093,308
Yahoo! Japan Corp. (L)	2,718	990,157
Yakult Honsha Company, Ltd. (L)	18,057	486,842
Yamada Denki Company, Ltd.	16,270	1,201,089
Yamaguchi Financial Group, Inc.	40,000	436,582
Yamaha Corp.	29,500	379,263
Yamaha Motor Company, Ltd. (I)	40,200	602,674
Yamato Kogyo Company, Ltd.	8,100	269,153
Yamato Transport Company, Ltd.	74,400	1,042,527
Yamazaki Baking Company, Ltd.	23,000	284,229
Yaskawa Electric Corp.	45,000	411,778
Yokogawa Electric Corp. (I)	42,714	372,124

		425,974,270
Luxembourg - 0.49%
ArcelorMittal	160,605	7,058,518
Millicom International Cellular SA	14,214	1,272,624
SES SA	52,949	1,335,393

		9,666,535
Macau - 0.03%
Sands China, Ltd. (I)	376,400	595,908
Malta - 0.00%
BGP Holdings PLC (I)	1,690,087	2
Mexico - 0.02%
Fresnillo PLC	33,543	431,808
Netherlands - 3.24%
Aegon NV (I)	292,296	1,999,130
Akzo Nobel NV	43,339	2,472,881
ASML Holding NV (L)	80,683	2,872,359
Corio NV (I)	10,000	668,264
Fugro NV	12,526	819,480
Heineken Holding NV	20,626	918,157
Heineken NV	45,831	2,352,920
ING Groep NV (I)	680,953	6,789,659
Koninklijke (Royal) KPN NV	312,586	4,956,218
Koninklijke Ahold NV	222,973	2,974,171
Koninklijke Boskalis Westinster NV	11,996	459,106
Koninklijke DSM NV	28,849	1,284,595
Koninklijke Vopak NV (I)	5,979	470,217
Philips Electronics NV (L)	181,914	5,840,338
Randstad Holdings NV (I)	19,032	905,593
Reed Elsevier NV	135,378	1,647,089
Royal Dutch Shell PLC	504,321	13,908,897
SBM Offshore NV	30,760	616,047
TNT NV	69,403	1,991,980
Unilever NV	304,745	9,227,531
Wolters Kluwer NV	52,036	1,129,292

		64,303,924
New Zealand - 0.10%
Auckland International Airport, Ltd.	170,540	234,771
Contact Energy, Ltd. (I)	56,840	258,066
Fletcher Building, Ltd.	113,391	671,543
Sky City Entertainment Group, Ltd.	107,594	245,460
Telecom Corp. of New Zealand, Ltd.	351,368	542,487

		1,952,327
Norway - 0.65%
DnB NOR ASA (I)	167,600	1,909,938

218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Norsk Hydro ASA (I)	127,623	$972,430
Orkla ASA	144,408	1,276,606
Renewable Energy Corp. ASA (I)(L)	62,243	291,058
Statoil ASA	210,100	4,884,792
Telenor ASA (I)	155,100	2,102,897
Yara International ASA	35,450	1,538,229

		12,975,950
Philippines - 0.02%
Ascendas Real Estate Investment Trust	280,000	384,148
Portugal - 0.26%
Banco Comercial dos Acores SA (L)	439,120	488,220
Banco Espirito Santo SA (L)	98,215	530,387
Brisa Auto Estrada SA	33,673	285,823
Cimpor-Cimentos De Portugal SA	44,000	332,642
Electricidade de Portugal SA	327,047	1,298,738
Galp Energia SGPS SA	28,853	501,304
Jeronimo Martins SGPS SA	41,204	417,707
Portugal Telecom SGPS SA (I)	109,015	1,217,837

		5,072,658
Singapore - 1.33%
Capitaland, Ltd.	477,000	1,350,774
CapitaMall Trust	416,000	525,002
CapitaMalls Asia, Ltd.	254,000	409,564
City Developments, Ltd.	94,000	711,127
ComfortDelGro Corp., Ltd.	351,000	390,984
Cosco Corp. Singapore, Ltd.	189,000	167,078
DBS Group Holdings, Ltd.	320,000	3,266,452
Fraser and Neave, Ltd.	182,000	621,736
Golden Agri-Resources, Ltd. (I)	1,248,520	516,045
Jardine Cycle and Carriage, Ltd.	23,000	482,129
Keppel Corp., Ltd.	239,000	1,555,902
Neptune Orient Lines, Ltd. (I)	169,000	242,144
Olam International, Ltd. (L)	224,000	413,665
Oversea-Chinese Banking Corp., Ltd.	486,000	3,020,897
SembCorp Industries, Ltd. (I)	184,000	542,125
SembCorp Marine, Ltd.	155,000	463,470
Singapore Airlines, Ltd.	100,000	1,089,637
Singapore Exchange, Ltd.	160,000	873,657
Singapore Press Holdings, Ltd.	298,000	812,678
Singapore Technologies Engineering, Ltd.	253,000	576,060
Singapore Telecommunications, Ltd.	1,490,000	3,384,462
StarHub, Ltd.	112,000	183,143
United Overseas Bank, Ltd.	228,000	3,127,145
UOL Group, Ltd.	97,000	269,980
Wilmar International, Ltd.	239,000	1,141,860
Yangzijiang Shipbuilding Holdings, Ltd.	308,000	254,735

		26,392,451
Spain - 3.75%
Abertis Infraestructuras SA	52,669	1,011,835
Acciona SA	4,756	528,277
Acerinox SA (L)	25,652	505,503
ACS Actividades de Construccion y
Servicios SA	26,490	1,220,753
Banco Bilbao Vizcaya Argentaria SA (L)	666,096	9,104,262
Banco de Sabadell SA (L)	168,369	929,271
Banco de Valencia SA (I)(L)	39,854	253,958
Banco Popular Espanol SA (L)	162,111	1,192,502
Banco Santander SA	1,539,414	20,428,103
Bankinter SA (L)	53,143	442,598
Cintra Concesiones de Infraestructuras de
Transporte SA	82,334	801,820
Criteria Caixacorp SA	157,281	779,645

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
EDP Renovaveis SA (I)	40,797	$318,470
Enagas	33,496	736,107
Fomento de Construcciones SA	7,145	261,800
Gamesa Corporacion Tecnologica SA	34,137	468,579
Gas Natural SDG SA	43,110	796,649
Gestevision Telecinco SA (L)	18,457	289,840
Grifols SA	23,916	358,001
Iberdrola Renovables SA	158,045	656,866
Iberdrola SA	687,807	5,824,758
Iberia Lineas Aereas de Espana SA (I)	89,152	311,105
Inditex SA	40,814	2,687,228
Indra Sistemas SA	18,423	377,319
Mapfre SA	136,897	501,913
Red Electrica De Espana	20,245	1,087,017
Repsol YPF SA	137,036	3,245,801
Sacyr Vallehermoso SA (I)(L)	17,116	151,229
Telefonica SA	792,172	18,746,197
Zardoya Otis SA	24,903	431,734

		74,449,140
Sweden - 2.61%
AB SKF (I)	72,853	1,295,945
Alfa Laval AB (I)	63,163	930,534
Assa Abloy AB, Series B	58,380	1,143,617
Atlas Copco AB, Series A	125,622	1,950,686
Atlas Copco AB, Series B	73,001	1,024,321
Electrolux AB (L)	44,811	1,025,150
Ericsson (LM), Series B	563,396	5,897,750
Getinge AB, Series B	37,442	898,353
Hennes & Mauritz AB, Series B	95,639	6,187,416
Holmen AB, Series B (L)	9,881	265,402
Husqvarna AB, B Shares (I)	76,202	553,472
Investor AB, B Shares	85,208	1,635,846
Kinnevik Investment AB	40,609	746,896
Lundin Petroleum AB (I)	41,632	352,706
Nordea Bank AB (L)	604,241	5,959,893
Ratos AB	19,006	629,651
Sandvik AB	188,636	2,360,508
Scania AB, Series B	59,864	947,810
Securitas AB, Series B	58,578	625,115
Skandinaviska Enskilda Banken
AB, Series A (I)	284,171	1,817,712
Skanska AB, Series B	74,644	1,357,609
SSAB AB, Series A (L)	33,781	607,981
SSAB Svenskt Stal AB, Series B (L)	15,558	252,795
Svenska Cellulosa AB (I)	106,648	1,504,749
Svenska Handelsbanken AB, Series A	91,550	2,681,238
Swedbank AB, Class A (I)	114,298	1,171,682
Swedish Match AB	46,956	1,120,903
Tele2 AB, Series B	58,263	973,381
Teliasonera AB (L)	420,027	2,983,282
Volvo AB, Series A (I)	82,395	814,162
Volvo AB, Series B (I)	203,560	2,043,533

		51,760,098
Switzerland - 7.63%
ABB, Ltd. (I)	412,812	9,011,492
Actelion, Ltd. (I)	19,076	866,580
Adecco SA (L)	23,014	1,307,505
Aryzta AG	15,187	665,760
Baloise Holding AG	9,354	830,277
BKW FMB Energie AG	2,469	183,396
Compagnie Financiere Richemont SA	97,654	3,785,617
Credit Suisse Group AG	210,536	10,824,996
GAM Holding, Ltd. (I)	38,656	474,432

219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Geberit AG	7,273	$1,300,863
Givaudan AG	1,431	1,255,042
Holcim, Ltd. (I)	45,893	3,415,469
Julius Baer Group, Ltd.	38,656	1,401,413
Kuehne & Nagel International AG	10,102	1,020,707
Lindt & Spruengli AG-PC (I)	163	385,375
Lindt & Spruengli AG-REG (I)	21	568,739
Logitech International SA (I)	34,053	558,224
Lonza Group AG (L)	8,494	693,293
Nestle SA	648,685	33,187,543
Nobel Biocare Holding AG (L)	23,157	618,697
Novartis AG	394,748	21,334,552
Pargesa Holding SA, ADR	5,056	428,946
Roche Holdings AG	131,432	21,328,492
Schindler Holding AG - PC	9,094	801,508
Schindler Holding AG - REG	4,028	349,548
SGS SA	1,024	1,412,923
Sonova Holding AG (L)	8,579	1,066,400
Straumann Holding AG	1,462	363,921
Swatch Group AG	8,122	483,445
Swiss Life Holding (I)	5,402	709,057
Swiss Reinsurance Company, Ltd.	64,605	3,177,126
Swisscom AG	4,361	1,592,272
Syngenta AG	17,697	4,918,971
Synthes AG (L)	11,105	1,386,856
The Swatch Group AG	5,769	1,841,724
UBS AG (I)	665,632	10,806,566
Zurich Financial Services AG	27,556	7,071,510

		151,429,237
United Kingdom - 19.54%
3i Group PLC	181,515	801,533
Admiral Group PLC	34,897	698,674
AMEC PLC (I)	62,077	751,507
Anglo American PLC (I)	246,284	10,758,372
Antofagasta PLC	73,772	1,165,898
Associated British Foods PLC (I)	66,648	988,880
AstraZeneca PLC (I)	271,230	12,107,639
Autonomy Corp. PLC	40,382	1,117,969
Aviva PLC (I)	517,565	3,023,833
BAE Systems PLC (I)	662,289	3,738,781
Balfour Beatty PLC	128,149	568,842
Barclays PLC	2,134,685	11,623,371
BG Group PLC	630,488	10,891,728
BHP Billiton PLC	412,878	14,146,354
BP PLC	3,509,957	33,239,303
British Airways PLC (L)	107,910	398,296
British American Tobacco PLC	373,477	12,879,773
British Land Company PLC (I)	161,581	1,179,134
British Sky Broadcasting Group PLC	213,144	1,952,333
BT Group PLC	1,450,222	2,724,119
Bunzl PLC	61,362	670,723
Burberry Group PLC	81,129	880,254
Cable & Wireless Communications PLC	481,272	404,548
Cable & Wireless Worldwide (I)	481,272	671,903
Cairn Energy PLC (I)	257,744	1,628,689
Capita Group PLC	116,565	1,339,216
Carnival PLC	31,258	1,281,560
Carphone Warehouse Group PLC (I)	38,478	93,133
Centrica PLC	959,718	4,276,986
Cobham PLC	214,162	834,412
Compass Group PLC (I)	346,983	2,771,514
Diageo PLC	468,179	7,872,221
Drax Group PLC	68,256	387,275
Eurasian Natural Resources Corp.	48,182	872,997

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
FirstGroup PLC	89,999	$490,772
G4S PLC	237,155	941,642
GlaxoSmithKline PLC (I)	970,752	18,628,645
Hammerson PLC	131,386	783,910
Home Retail Group PLC	164,150	675,693
HSBC Holdings PLC	3,256,494	33,015,284
ICAP PLC	97,875	553,952
Imperial Tobacco Group PLC (I)	190,155	5,811,738
Inmarsat PLC	81,674	937,543
Intercontinental Hotels Group PLC	48,263	755,018
International Power PLC	284,785	1,376,246
Invensys PLC	150,897	778,682
Investec PLC	78,990	645,750
J Sainsbury PLC	224,867	1,120,268
Johnson Matthey PLC	40,161	1,065,162
Kazakhmys PLC	40,038	929,545
Kingfisher PLC	441,672	1,438,196
Land Securities Group PLC	141,433	1,453,416
Legal & General Group PLC	1,096,619	1,463,000
Liberty International PLC	93,064	710,786
Lloyds TSB Group PLC	7,134,141	6,801,142
London Stock Exchange Group PLC	27,883	300,420
Lonmin PLC, ADR (I)	28,893	894,618
Man Group PLC	320,157	1,174,478
Marks & Spencer Group PLC	295,513	1,660,930
National Grid PLC	460,261	4,483,172
Next PLC	36,872	1,211,726
Old Mutual PLC	987,380	1,834,192
Pearson PLC (I)	151,663	2,383,339
Petrofac, Ltd.	38,774	707,905
Prudential PLC	473,670	3,930,709
Randgold Resources, Ltd.	16,855	1,291,597
Reckitt Benckiser Group PLC	113,922	6,268,939
Reed Elsevier PLC	226,867	1,815,071
Resolution, Ltd.	451,315	561,330
Rexam PLC	164,040	728,122
Rio Tinto PLC (I)	256,573	15,196,137
Rolls-Royce Group PLC (I)	346,853	3,136,402
Royal & Sun Alliance PLC (I)	638,344	1,234,454
Royal Bank of Scotland Group PLC (I)	3,163,404	2,104,662
Royal Dutch Shell PLC	663,308	19,243,813
SABMiller PLC	176,695	5,184,099
Schroders PLC (I)	22,991	490,634
Scottish & Southern Energy PLC	172,676	2,882,719
Segro PLC	137,377	665,894
Serco Group PLC	91,776	836,073
Severn Trent PLC	44,256	802,820
Shire PLC	104,960	2,316,902
Smith & Nephew PLC (I)	165,690	1,653,585
Smiths Group PLC	72,928	1,258,389
Standard Chartered PLC (I)	378,448	10,313,043
Standard Life PLC	418,347	1,269,911
TalkTalk Telecom Group PLC (I)	76,956	150,647
Tesco PLC (I)	1,485,490	9,821,764
The Sage Group PLC	245,672	891,996
Thomas Cook Group PLC	160,566	657,911
Tomkins PLC (I)	165,020	591,743
TUI Travel PLC	104,577	478,057
Tullow Oil PLC	165,515	3,134,349
Unilever PLC	240,105	7,042,755
United Utilities Group PLC	127,500	1,082,522
Vedanta Resources PLC (L)	25,515	1,076,524
Vodafone Group PLC	9,840,322	22,768,618
Whitbread PLC	32,766	731,883
William Morrison Supermarket PLC	396,592	1,767,107

220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Wolseley PLC (I)	53,100	$1,284,200
WPP PLC, SADR	234,528	2,428,482
Xstrata PLC	356,652	6,773,722

		387,636,525
United States - 0.06%
Thomson Reuters Corp.	32,567	1,182,182

TOTAL COMMON STOCKS (Cost $1,588,123,606)		$1,909,611,610

PREFERRED STOCKS - 0.34%
Germany - 0.34%
Bayerische Motoren Werke (BMW) AG	9,765	345,678
Fresenius SE	15,077	1,138,495
Henkel AG & Company KGaA	33,330	1,794,760
Porsche Automobil Holding SE	16,369	999,324
RWE AG	7,296	599,849
Volkswagen AG	19,687	1,806,435

		6,684,541

TOTAL PREFERRED STOCKS (Cost $5,067,637)		$6,684,541

INVESTMENT COMPANIES - 1.60%
United States - 1.60%
iShares MSCI EAFE Index Fund (L)	566,405	31,718,680

TOTAL INVESTMENT COMPANIES (Cost $31,374,536)		$31,718,680

RIGHTS - 0.00%
Germany - 0.00%
Volkswagen AG (Expiration Date: 04/09/2010,
Strike Price: EUR 65.00) (I)	25,206	16,682

TOTAL RIGHTS (Cost $-)		$16,682

WARRANTS - 0.00%
France - 0.00%
Fonciere Des Regions (Expiration Date:
12/31/2010, Strike Price: EUR 65.00) (I)	4,199	4,707
Italy - 0.00%
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	85,316	10,786
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	10,484	518

		11,304

TOTAL WARRANTS (Cost $1,300)		$16,011

SHORT-TERM INVESTMENTS - 5.86%
Repurchase Agreement - 0.15%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $2,946,000 on 04/01/2010,
collateralized by $2,945,000 U.S. Treasury
Notes, 3.750% due 11/15/2018 (valued at
$3,009,496, including interest).	$2,946,000	2,946,000
Short-Term Securities* - 1.12%
Federal Home Loan Bank Discount Notes,
0.02%, 04/19/2010	22,190,000	22,189,778

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 4.59%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$9,102,281	$91,102,907

TOTAL SHORT-TERM INVESTMENTS (Cost $116,245,709)		$116,238,685

Total Investments (International Index Trust)
(Cost $1,740,812,788) - 104.06%		$2,064,286,209
Other assets and liabilities, net - (4.06%)		(80,587,599)

TOTAL NET ASSETS - 100.00%		$1,983,698,610

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.74%
Australia - 1.04%
CSL, Ltd.	190,934	$6,378,550
Belgium - 3.04%
Anheuser-Busch InBev NV	369,358	18,620,653
Brazil - 6.45%
Cyrela Brazil Realty SA	583,300	6,907,694
Gafisa SA	1,076,982	7,442,916
OGX Petroleo e Gas Participacoes SA	1,020,900	9,558,290
PDG Realty SA Empreendimentos
e Participacoes	717,000	5,971,136
Vale SA	300,500	9,673,095

		39,553,131
Canada - 5.52%
Canadian National Railway Company	145,113	8,792,397
Research In Motion, Ltd. (I)	209,048	15,459,100
Teck Resources, Ltd. (I)	73,706	3,211,235
The Toronto-Dominion Bank	86,114	6,418,382

		33,881,114
China - 0.99%
Ctrip.com International, Ltd., ADR (I)	69,700	2,732,240
Longtop Financial Technologies, Ltd. (I)	102,887	3,313,990

		6,046,230
Denmark - 2.55%
Novo Nordisk AS	153,050	11,871,625
Novozymes AS	34,118	3,773,366

		15,644,991
France - 8.36%
Accor SA	130,803	7,227,315
Alstom SA	142,120	8,873,331
BNP Paribas	97,521	7,481,403
Pernod-Ricard SA	107,193	9,094,126
Publicis Groupe SA	152,847	6,544,741
Schneider Electric SA	102,693	12,027,640

		51,248,556
Germany - 9.02%
Adidas-Salomon AG	114,836	6,131,870
BASF SE	299,549	18,587,414
Daimler AG (I)	170,437	8,026,281
Infineon Technologies AG (I)	902,728	6,271,430
Metro AG	171,819	10,193,298
ThyssenKrupp AG	177,949	6,120,612

		55,330,905

221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 3.85%
China Resources Enterprises, Ltd. (I)	836,000	$3,082,999
CNOOC, Ltd.	3,703,500	6,093,717
Hang Lung Properties, Ltd.	847,000	3,398,278
Li & Fung, Ltd.	1,670,000	8,180,069
Noble Group, Ltd.	1,311,000	2,859,348

		23,614,411
India - 2.58%
ICICI Bank, Ltd., SADR	218,671	9,337,252
Reliance Industries, Ltd., ADR (S)	134,350	6,475,670

		15,812,922
Ireland - 1.56%
Covidien PLC	191,000	9,603,480
Israel - 2.47%
Teva Pharmaceutical Industries, Ltd., SADR	240,498	15,170,614
Japan - 12.09%
Canon, Inc.	267,100	12,347,782
Daikin Industries, Ltd.	76,775	3,143,208
Daiwa Securities Group, Inc.	1,160,000	6,107,479
FamilyMart Company, Ltd.	196,500	6,244,019
Honda Motor Company, Ltd.	252,000	8,903,083
Marubeni Corp.	1,979,000	12,306,662
Matsushita Electric Industrial Company, Ltd.	453,600	6,959,072
Mizuho Financial Group, Inc.	2,855,500	5,652,943
Nintendo Company, Ltd.	26,100	8,715,539
Sumco Corp. (I)	177,500	3,754,844

		74,134,631
Netherlands - 2.54%
Akzo Nobel NV	111,849	6,381,995
Heineken NV	179,816	9,231,584

		15,613,579
Singapore - 1.66%
Capitaland, Ltd.	3,595,000	10,180,363
Spain - 7.17%
Banco Bilbao Vizcaya Argentaria SA	763,187	10,431,311
Inditex SA	230,217	15,157,681
Telefonica SA	775,818	18,359,191

		43,948,183
Switzerland - 13.99%
ABB, Ltd. (I)	308,355	6,731,245
Credit Suisse Group AG	301,423	15,498,072
Julius Baer Group, Ltd.	173,836	6,302,154
Lonza Group AG	71,958	5,873,317
Nestle SA	178,881	9,151,778
Novartis AG	228,192	12,332,866
Syngenta AG	47,165	13,109,750
The Swatch Group AG	14,212	4,537,109
Transocean, Ltd. (I)	141,739	12,243,415

		85,779,706
Taiwan - 1.46%
Hon Hai Precision Industry Company, Ltd.	2,072,167	8,964,191
United Kingdom - 8.40%
Autonomy Corp. PLC (I)	276,962	7,667,648
Compass Group PLC	979,418	7,823,066
HSBC Holdings PLC	1,406,735	14,261,889
Reckitt Benckiser Group PLC	113,327	6,236,197
Rolls-Royce Group PLC (I)	339,134	3,066,603
Standard Chartered PLC	235,565	6,419,355

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	911,740	$6,028,243

		51,503,001

TOTAL COMMON STOCKS (Cost $532,049,090)		$581,029,211

PREFERRED STOCKS - 1.00%
Brazil - 0.50%
Net Servicos de Comunicacao SA (I)	235,100	3,080,288
Germany - 0.50%
Fresenius SE	40,123	3,029,768

TOTAL PREFERRED STOCKS (Cost $5,999,207)		$6,110,056

SHORT-TERM INVESTMENTS - 4.33%
Short-Term Securities* - 4.33%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$26,553,839	26,553,839

TOTAL SHORT-TERM INVESTMENTS (Cost $26,553,839)		$26,553,839

Total Investments (International Opportunities Trust)
(Cost $564,602,136) - 100.07%		$613,693,106
Other assets and liabilities, net - (0.07%)		(409,751)

TOTAL NET ASSETS - 100.00%		$613,283,355

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%
Australia - 7.89%
Acrux, Ltd. (I)	36,231	$77,802
Adamus Resources, Ltd. (I)	22,869	9,014
Adelaide Brighton, Ltd.	25,938	61,309
Aditya Birla Minerals, Ltd.	16,006	16,170
AED Oil, Ltd. (I)	17,758	10,764
AJ Lucas Group, Ltd.	6,337	16,283
Alesco Corp., Ltd.	8,274	22,741
Alliance Resources, Ltd. (I)	22,348	9,416
Allied Gold, Ltd. (I)	19,914	5,841
Amalgamated Holdings, Ltd.	8,898	46,329
Andean Resources, Ltd. (I)	16,411	40,186
Ansell, Ltd.	11,256	125,212
Anvil Mining, Ltd.	16,700	63,798
APA Group, Ltd.	31,737	103,580
APN News & Media, Ltd.	26,397	55,826
Arafura Resources, Ltd. (I)	20,511	11,135
ARB Corp., Ltd.	8,300	43,091
ASG Group, Ltd.	12,734	15,601
Atlas Iron, Ltd. (L)	45,803	102,612
Aurora Oil and Gas, Ltd. (I)	34,600	14,605
Ausdrill, Ltd.	25,793	50,037
Ausenco, Ltd. (L)	7,289	29,362
Austal, Ltd.	12,187	28,421
Austar United Communications, Ltd. (I)	38,531	42,078
Austbrokers Holdings, Ltd	4,181	19,711
Austereo Group, Ltd.	16,908	26,532
Austin Engineering, Ltd.	7,179	20,910
Australian Infrastructure Fund	40,002	72,552
Australian Worldwide Exploration, Ltd. (I)	36,008	89,644
Automotive Holdings Group	30,885	73,589
Avexa, Ltd. (I)	96,403	13,239

222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Avoca Resources, Ltd. (I)	21,483	$38,912
AWB, Ltd. (I)	83,891	73,418
Beach Energy, Ltd.	115,657	78,377
Biota Holdings, Ltd. (I)	13,694	28,492
Blackmores, Ltd.	1,430	28,856
Boart Longyear Group (I)	296,817	90,962
Bow Energy, Ltd. (I)	24,134	32,716
Bradken, Ltd.	11,765	82,264
Brickworks, Ltd.	1,798	21,770
Brockman Resources, Ltd.	20,828	72,024
BT Investment Management, Ltd.	3,141	8,299
Buru Energy, Ltd. (I)	31,343	7,032
Cabcharge Australia, Ltd. (L)	9,047	47,606
Campbell Brothers, Ltd.	2,917	78,816
Cape Lambert Iron Ore, Ltd. (I)	61,857	27,719
Cardno, Ltd.	2,333	8,842
Carnarvon Petroleum, Ltd. (I)	44,251	19,679
Catalpa Resources (I)	9,729	13,515
Cellestis, Ltd.	5,129	13,923
Centamin Egypt, Ltd. (I)	33,316	64,508
Centennial Coal Company, Ltd.	20,912	81,456
Centrex Metals, Ltd. (I)	12,831	5,997
Challenger Financial Services Group, Ltd.	29,052	111,724
Chandler Macleod, Ltd.	23,343	5,119
Chemgenex Pharmaceuticals, Ltd. (I)	34,805	13,894
Citadel Resource Group, Ltd. (I)	108,946	38,193
Citigold Corp., Ltd. (I)	12,839	1,234
Clough, Ltd.	20,047	16,529
Coal of Africa, Ltd. (I)	28,467	61,218
Cockatoo Coal, Ltd. (I)	52,210	17,003
Coffey International, Ltd.	13,888	23,513
Comdek, Ltd. (I)	9,069	4,405
Compass Resources, Ltd. (I)	15,577	2,144
Conquest Mining, Ltd. (I)	36,248	11,764
Corporate Express Australia, Ltd.	7,900	40,407
Crane Group, Ltd.	7,854	64,482
Crescent Gold, Ltd. (I)	88,295	12,917
CSG, Ltd.	18,717	34,114
CuDeco, Ltd. (I)(L)	8,580	37,888
Cue Energy Resources, Ltd. (I)	5,000	1,009
Customers, Ltd. (I)	7,612	22,328
Deep Yellow, Ltd.	57,118	11,008
Devine, Ltd. (I)	33,869	8,227
Dominion Mining, Ltd.	6,300	14,880
Duet Group	49,562	81,323
DWS Advanced Business Solutions, Ltd.	12,684	16,859
Dyesol, Ltd. (I)	14,530	13,175
Eastern Star Gas, Ltd. (I)	43,515	36,837
Elders, Ltd. (I)	48,521	56,995
Emeco Holdings, Ltd.	61,822	34,524
Emitch, Ltd.	31,793	25,490
Energy World Corp., Ltd. (I)	75,962	32,346
Envestra, Ltd.	65,468	30,614
Extract Resources, Ltd.	4,284	30,316
Fantastic Holdings, Ltd.	4,687	15,885
FKP Property Group, Ltd.	68,242	44,690
Fleetwood Corp., Ltd.	4,343	35,748
FlexiGroup, Ltd.	15,968	19,903
Flight Centre, Ltd.	6,735	129,455
Flinders Mines, Ltd. (I)	102,814	13,172
Gascoyne Resources, Ltd. (I)	2,573	285
Gindalbie Metals, Ltd. (I)	34,078	38,794
Giralia Resources NL (I)	31,422	66,778
Goodman Fielder, Ltd.	94,481	123,632
GrainCorp., Ltd.	11,279	64,288

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Grange Resources Corp., Ltd.	132,454	$69,039
Great Southern Plantations, Ltd. (I)	49,118	5,409
GUD Holdings, Ltd.	5,204	44,173
Gujarat Nre Coking Coal, Ltd. (I)	3,156	2,023
Gunns, Ltd.	91,122	40,072
GWA International, Ltd.	26,498	80,301
Hastie Group, Ltd.	23,701	33,041
Healthscope, Ltd.	18,658	75,609
Hillgrove Resources Ltd.	43,767	14,613
Hills Industries, Ltd.	29,039	70,216
Horizon Oil, Ltd. (I)	90,132	28,091
IBA Health, Ltd.	65,826	34,000
Icon Energy, Ltd. (I)	53,263	12,466
iiNET, Ltd.	7,036	17,392
Iluka Resources, Ltd. (I)	25,236	101,248
Imdex, Ltd. (I)	15,820	10,289
IMFAustralia, Ltd.	10,109	13,766
Independence Group NL	10,404	43,430
Indophil Resources NL (I)(L)	85,202	96,951
Industrea, Ltd.	74,586	26,493
Infigen, Ltd.	81,696	95,843
Integra Mining, Ltd. (I)	58,809	13,768
Invocare, Ltd.	9,175	50,020
IOOF Holdings, Ltd.	20,986	131,085
Iress Market Technology, Ltd.	8,667	63,559
Ivanhoe Australia, Ltd. (I)	4,749	15,006
Jabiru Metals, Ltd. (I)	42,457	14,600
JB Hi-Fi, Ltd.	5,023	93,433
Kagara Zinc, Ltd. (I)	48,216	35,473
Karoon Gas Australia, Ltd. (I)	6,138	47,182
Kingsgate Consolidated, Ltd.	7,914	61,860
Linc Energy, Ltd. (I)	22,798	33,812
Lynas Corp., Ltd.	102,805	45,590
M2 Telecommunications Group, Ltd.	10,121	18,298
Mac Services Group	9,455	22,976
Macmahon Holdings, Ltd.	67,462	45,101
Mantra Resources, Ltd. (I)	9,619	52,482
Mcmillan Shakespeare, Ltd.	4,446	13,898
McPherson’s, Ltd.	6,941	19,784
Medusa Mining, Ltd. (I)	9,225	32,007
Mermaid Marine Australia, Ltd.	13,625	34,175
Metals X, Ltd. (I)	159,375	18,967
Minara Resources, Ltd. (I)	38,702	33,274
Mincor Resources NL	19,890	36,578
Mineral Deposits, Ltd. (I)	47,220	41,360
Mineral Resources, Ltd.	6,043	41,137
Mirabela Nickel, Ltd. (I)(L)	32,400	72,905
Monadelphous Group, Ltd.	3,196	44,803
Mortgage Choice, Ltd.	13,052	14,950
Mount Gibson Iron, Ltd. (I)	82,874	141,579
Murchison Metals, Ltd. (I)	28,318	69,325
Navitas, Ltd.	61,195	286,121
Nexus Energy, Ltd. (I)	86,250	21,294
NIB Holdings, Ltd.	43,000	50,294
Nido Petroleum, Ltd. (I)	122,511	15,688
Norton Gold Fields, Ltd. (I)	60,831	12,262
NRW Holdings Ltd	16,672	26,775
Nufarm, Ltd.	7,465	56,174
Oakton, Ltd.	7,538	22,135
Orotongroup, Ltd.	5,244	32,505
Otto Energy, Ltd. (I)	63,569	6,401
Pacific Brands, Ltd. (I)	68,225	82,764
Pan Australian Resources, Ltd. (I)	110,381	52,422
Pan Pacific Petroleum NL (I)	39,039	8,575
PaperlinX, Ltd. (I)	67,848	41,500

223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Peet & Company, Ltd.	9,203	$19,464
Perilya, Ltd. (I)	40,946	21,499
Perpetual Trust of Australia, Ltd.	2,029	65,568
Perseus Mining, Ltd. (I)	30,000	54,646
Pharmaxis, Ltd. (I)	19,037	49,388
Photon Group, Ltd.	13,511	13,887
PIPE Networks, Ltd.	6,000	34,522
Platinum Australia, Ltd. (I)	30,554	26,396
PMP, Ltd. (I)	32,750	21,176
Po Valley Energy, Ltd. (I)	7,369	8,276
Port Bouvard, Ltd. (I)	24,303	5,575
Premier Investments, Ltd.	4,162	28,972
Primary Health Care, Ltd.	28,897	117,963
Prime Retirement & Aged Care
Property Trust (I)	14,396	1,188
Probiotec, Ltd.	2,926	4,372
Programmed Maintenance Services, Ltd.	12,923	36,470
Publishing & Broadcasting, Ltd.	18,638	53,816
Ramsay Health Care, Ltd.	927	11,829
Realestate.com.au, Ltd.	12,633	135,859
Reckon, Ltd.	17,119	31,385
Redflex Holdings, Ltd.	3,279	5,289
Resolute Mining, Ltd.	56,262	51,153
Retail Food Group, Ltd.	5,221	12,457
RHG, Ltd. (I)	23,407	13,089
Ridley Corp., Ltd.	32,485	33,948
Riversdale Mining, Ltd. (I)	14,118	116,939
Roc Oil Company, Ltd. (I)	64,961	22,587
SAI Global, Ltd.	12,395	45,249
Sally Malay Mining, Ltd.	21,653	47,231
Sedgman, Ltd.	12,501	18,809
Seek, Ltd.	16,631	122,171
ServCorp, Ltd.	5,074	16,469
Seven Network, Ltd.	8,742	59,941
Sigma Pharmaceuticals, Ltd.	207,664	88,527
Silex Systems, Ltd. (I)	6,752	34,850
Silver Lake Resources, Ltd. (I)	20,261	23,209
Sirtex Medical, Ltd.	2,941	16,042
Skilled Group, Ltd.	2,470	3,600
SMS Management & Technology, Ltd.	7,356	43,748
Southern Cross Media Group, Ltd.	40,576	80,696
SP Telemedia, Ltd.	108,688	227,185
Spark Infrastructure Group (S)	57,305	63,301
Specialty Fashion Group, Ltd.	12,034	16,761
Spotless Group, Ltd.	11,579	30,229
St. Barbara, Ltd. (I)	182,364	42,679
Straits Resources, Ltd. (I)	26,265	34,665
Strike Resources, Ltd. (I)	14,267	12,018
STW Communications Group, Ltd.	23,084	17,987
Sundance Resources, Ltd. (I)	208,144	29,482
Super Cheap Auto Group, Ltd.	9,436	46,198
Talent2 International, Ltd. (I)	3,808	4,881
Technology One, Ltd.	17,402	12,288
Ten Network Holdings, Ltd. (I)	39,487	68,706
TFS Corp., Ltd.	16,425	12,952
Thakral Holdings Group, Ltd. (I)	84,502	28,719
The Reject Shop, Ltd.	2,561	37,878
Timbercorp, Ltd. (I)	78,363	0
Tower Australia Group, Ltd.	34,373	83,388
Tox Free Solutions, Ltd. (I)	8,380	20,440
Transfield Services Infrastructure Fund	4,838	3,925
Transfield Services, Ltd.	20,925	77,407
Transpacific Industries Group, Ltd. (I)	11,250	13,600
Troy Resources Nl	6,603	13,884
UXC, Ltd.	15,999	7,474

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Village Roadshow, Ltd.	13,463	$29,929
Virgin Blue Holdings, Ltd. (I)	359,466	232,132
Vision Group Holdings, Ltd.	688	363
Watpac, Ltd.	10,277	13,546
Webjet, Ltd.	10,889	25,151
West Australian Newspapers
Holdings, Ltd. (L)	8,922	64,842
Western Areas NL	10,130	50,304
Whitehaven Coal, Ltd.	12,788	60,045
Wide Bay Australia, Ltd.	589	5,648
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd.	6,934	46,062

		9,728,368
Austria - 1.20%
A-TEC Industries AG (I)	792	10,623
Andritz AG	3,084	182,790
Austriamicrosystems AG (I)	1,784	55,282
BWIN Interactive Entertainment AG (I)	5,381	316,781
BWT AG	474	12,864
Cat Oil AG (I)	3,036	29,658
Constantia Packaging AG (I)	542	28,710
Evn AG	1,238	21,513
Flughafen Wien AG	1,080	53,737
Frauenthal Holdings AG (I)	179	1,747
Intercell AG (I)	3,233	93,800
Mayr-Melnhof Karton AG	491	46,444
Oesterreichische Post AG	4,652	135,715
Palfinger AG (I)	1,137	25,796
RHI AG (I)	2,979	102,571
S&T System Integration & Technology
Distribution AG (I)	495	6,687
Schoeller-Bleckmann Oilfield Equipment AG	1,435	75,629
Wienerberger Baustoffindustrie AG (I)	8,352	162,906
Zumtobel AG (I)	5,975	120,356

		1,483,609
Bahamas - 0.17%
Petrominerales, Ltd. (I)	6,400	209,962
Belgium - 1.47%
Ackermans & Van Haaren NV	1,939	141,774
AGFA Gevaert NV (I)	30,114	232,791
Arseus NV	1,641	20,059
Banque Nationale de Belgique (I)	9	49,718
Barco NV (I)	780	35,155
Bekaert SA	1,066	191,542
Compagnie d’Entreprises CFE	687	38,192
Compagnie Maritime Belge SA	1,387	44,294
Deceuninck Plastics (I)	7,720	17,902
Devgen (I)	964	13,189
Econocom Group SA	1,236	17,290
Elia System Operator SA/NV (L)	2,139	80,405
Euronav NV	2,340	51,782
EVS Broadcast Equipment SA	811	46,157
Exmar NV	836	6,804
Galapagos NV (I)	2,443	37,036
International Brachytherapy SA (I)	3,541	16,260
Kinepolis Group NV	719	39,397
Melexis NV (I)	1,922	20,026
Nyrstar	8,153	120,708
Omega Pharma SA	2,269	113,093
SA D’Ieteren Trading NV	454	229,791
Sipef SA	356	22,577
Telenet Group Holding NV (I)	4,356	131,402
Tessenderlo Chemie NV	1,239	41,471

224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
ThromboGenics NV (I)	1,612	$35,804
Van De Velde NV	356	15,985

		1,810,604
Bermuda - 0.53%
Capital Strategic Investment, Ltd.	520,000	13,668
Catlin Group, Ltd.	22,847	125,027
Chung Tai Printing Holdings, Ltd.	760,000	37,582
Dockwise, Ltd. (I)	1,274	30,973
Frontline, Ltd.	2,200	67,938
Golden Ocean Group, Ltd. (I)(L)	34,000	64,443
Hardy Underwriting Bermuda, Ltd.	3,161	13,924
Hiscox PLC	23,931	121,555
Katanga Mining, Ltd. (I)	93,500	70,886
Lancashire Holdings, Ltd.	13,824	100,951

		646,947
Canada - 11.00%
Aastra Technologies Ltd	2,000	63,506
Absolute Software Corp. (I)	3,900	22,156
Advantage Oil & Gas Ltd (I)	19,300	130,738
Aecon Group, Inc.	5,300	70,813
AG Growth International, Inc.	1,400	51,002
AGF Management, Ltd.	5,300	94,139
Akita Drilling, Ltd.	1,500	14,473
Alamos Gold, Inc.	6,700	89,518
Alexco Resource Corp.	4,800	16,541
Altius Minerals Corp.	3,100	29,454
Anderson Energy, Ltd. (I)	8,700	9,765
Angiotech Pharmaceuticals, Inc. (I)	2,006	2,192
Antrim Energy, Inc. (I)	15,500	16,329
Argosy Energy, Inc.	26	26
Astral Media, Inc.	3,500	122,680
Atrium Innovations, Inc.	3,300	54,163
ATS Automation Tooling Systems, Inc. (I)	8,247	58,382
Augusta Resource Corp. (I)	9,500	25,068
Aura Minerals, Inc. (I)	10,300	35,393
Aurizon Mines, Ltd. (I)	14,000	65,889
Avalon Rare Metals, Inc. (I)	5,100	12,654
Baffinland Iron Mines Corp. (I)	34,500	19,702
Bankers Petroleum, Ltd. (I)	24,300	219,158
Bioteq Environment Technologies, Inc. (I)	500	463
Birch Mountain Resources, Ltd. (I)	9,200	17
Birchcliff Energy, Ltd. (I)	9,700	83,758
Blackpearl Resources, Inc. (I)	37,800	99,743
BNK Petroleum, Inc. (I)	12,834	31,970
Bonterra Energy Corp.	1,700	61,931
Boralex, Inc. (I)	2,500	26,116
Breakwater Resources, Ltd. (I)	104,000	38,911
Burcon Nutrascience Corp. (I)	2,500	23,359
CAE, Inc.	10,300	100,602
Calvalley Petroleums, Inc. (I)	1,840	6,015
Canaccord Capital, Inc.	5,300	57,924
Canada Bread Company, Ltd.	2,160	108,973
Canadian Western Bank	4,766	113,560
Candente Gold Corp. (I)	1,760	1,317
Canfor Corp. (I)	16,240	151,103
Cangene Corp. (I)	100	423
Capstone Mining Corp. (I)	20,500	60,956
Cardero Resource Corp.	7,100	9,367
Cardiome Pharma Corp. (I)	6,200	40,900
Carpathian Gold, Inc. (I)	24,200	8,935
Cascades, Inc.	7,600	61,060
CCL Industries, Inc.	2,800	77,826
CE Franklin, Ltd. (I)	614	4,117

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Celtic Exploration, Ltd. (I)	2,800	$53,897
Chariot Resources, Ltd. (I)	37,000	23,679
Cinch Energy Corp. (I)	200	264
Clarke, Inc. (I)	2,800	9,539
Coalcorp Mining, Inc. (I)	9,785	1,590
Cogeco Cable, Inc.	1,200	48,773
COM DEV International, Ltd. (I)	8,800	25,993
Comaplex Minerals Corp. (I)	24	189
Compton Petroleum Corp. (I)	21,889	20,259
Connacher Oil and Gas, Ltd. (I)	52,700	77,313
ConnectEast Group	214,768	88,543
Consolidated Thompson Iron Mines, Ltd. (I)	27,029	254,416
Constellation Software, Inc.	1,300	56,946
Corridor Resources, Inc. (I)	4,930	22,377
Corus Entertainment, Inc.	6,526	127,545
Cott Corp. (I)	8,900	69,402
Crew Energy, Inc. (I)	11,300	193,257
Dalsa Corp.	1,069	8,789
Daylight Resources Trust	6,084	63,017
Delphi Energy Corp. (I)	23,445	60,018
Denison Mines Corp. (I)	33,028	48,128
Descartes Systems Group, Inc. (I)	6,000	38,754
Detour Gold Corp. (I)	5,700	106,463
Diagnocure, Inc. (I)	800	977
Dorel Industries, Inc., Class B	3,200	102,082
Dundee Precious Metals, Inc. (I)	11,000	34,658
DundeeWealth, Inc.	3,758	55,168
Eastern Platinum, Ltd. (I)	140,500	204,736
Eastmain Resources, Inc. (I)	7,100	10,136
Easyhome, Ltd.	1,446	10,464
Ecu Silver Mining, Inc. (I)	33,000	20,145
Endeavour Silver Corp.	4,200	13,357
Ensign Energy Services, Inc.	9,100	131,709
Entree Gold, Inc. (I)	7,400	21,275
Equinox Minerals, Ltd. (I)	32,800	123,688
European Goldfields, Ltd. (I)	14,109	97,102
Exco Technologies, Ltd.	2,900	7,624
Fairborne Energy, Ltd. (I)	8,600	32,261
Far West Mining, Ltd. (I)	1,900	9,971
Farallon Mining, Ltd. (I)	30,000	18,018
First Majestic Silver Corp (I)	9,400	29,246
FirstService Corp. (I)	1,200	27,411
Flint Energy Services, Ltd. (I)	3,996	48,197
FNX Mining Company, Inc. (I)	12,900	172,356
Forsys Metals Corp. (I)	400	1,705
Fortune Minerals, Ltd. (I)	2,450	1,833
Fronteer Development Group, Inc. (I)	12,437	63,798
Galleon Energy, Inc. (I)	9,800	66,482
Gammon Gold, Inc. (I)	12,500	89,475
Garda World Security Corp. (I)	6,400	67,803
GBS Gold International, Inc. (I)	13,800	0
Gennum Corp.	2,342	14,988
Glacier Media, Inc. (I)	6,100	13,333
Glentel, Inc.	700	10,476
GLG Life Tech Corp.	2,200	17,329
Globestar Mining Corp. (I)	10,600	10,437
Gluskin Sheff & Associates, Inc.	1,300	28,479
GMP Capital, Inc.	193	2,708
Grande Cache Coal Corp. (I)	11,500	93,526
Great Panther Silver, Ltd. (I)	14,100	11,800
Greystar Resources, Ltd. (I)	7,400	47,723
Groupe Aeroplan, Inc.	15,300	160,434
Guyana Goldfields, Inc. (I)	6,600	41,914
Harry Winston Diamond Corp. (I)	7,361	72,476
Heroux-Devtek, Inc. (I)	1,600	8,208

225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Home Capital Group, Inc.	2,300	$97,897
HudBay Minerals, Inc. (I)	16,400	205,232
IESI-BFC, Ltd.	5,800	100,279
Imax Corp. (I)	6,080	109,310
Imperial Metals Corp. (I)	400	7,837
Insignia Energy, Ltd. (I)	3,910	7,738
International Forest Products, Ltd. (I)	2,050	10,698
Intertape Polymer Group, Inc. (I)	4,500	14,710
Isotechnika Pharma, Inc.	3,200	1,166
Iteration Energy, Ltd. (I)	23,259	32,061
Ivanhoe Energy, Inc. (I)(L)	25,500	83,355
Jinshan Gold Mines, Inc. (I)	17,500	91,149
KAB Distribution, Inc. (I)	7,076	7
Keegan Resources, Inc. (I)	8,100	48,569
Kimber Resources, Inc. (I)	250	249
Kingsway Financial Services, Inc.	8,100	12,760
Kirkland Lake Gold, Inc. (I)	4,400	32,881
La Mancha Resources Inc. (I)	17,200	33,531
Labopharm, Inc. (I)(L)	7,200	10,350
Lake Shore Gold Corp. (I)	24,100	59,796
Laurentian Bank of Canada	2,914	123,687
Le Chateau, Inc.	1,700	23,433
Leon’s Furniture, Ltd.	5,926	75,909
Linamar Corp.	3,400	63,738
MacDonald Dettwiler & Associates, Ltd. (I)	2,182	81,101
Mag Silver Corpmag Silver Corp. (I)	3,500	26,535
Major Drilling Group International	2,300	57,973
Manitoba Telecom Services, Inc.	1,400	43,972
Maple Leaf Foods, Inc.	4,200	42,717
Martinrea International, Inc. (I)	8,593	74,453
Matrikon, Inc.	2,800	9,787
Maxim Power Corp. (I)	4,800	15,407
MDC Partners, Inc.	100	1,019
MDS, Inc. (I)	14,178	114,189
Mega Uranium, Ltd. (I)	24,000	14,178
Mercator Minerals, Ltd. (I)	19,100	47,955
Methanex Corp.	5,900	142,904
Migao Corp. (I)	3,000	20,824
Miranda Technologies, Inc. (I)	3,285	15,040
Mosaid Technologies, Inc.	1,200	27,293
Mullen Group, Ltd.	3,257	51,437
Nautilus Minerals, Inc. (I)	30,700	57,129
Neo Material Technologies, Inc. (I)	8,900	34,789
New Gold, Inc (I)	28,900	124,347
Newalta, Inc	5,900	52,398
NGEx Resources, Inc.	7,821	4,928
Norbord, Inc. (I)	940	14,577
North American Palladium, Ltd. (I)	7,400	30,091
Northern Dynasty Minerals, Ltd. (I)	4,900	46,701
Northgate Minerals Corp. (I)	31,505	94,610
Novagold Resources, Inc. (I)	12,000	85,778
Noveko International, Inc. (I)	2,600	3,328
NuVista Energy, Ltd.	9,573	109,807
Oncolytics Biotech, Inc. (I)	4,590	14,462
Open Range Energy Corp. (I)	3,700	6,011
Open Text Corp. (I)	1,300	61,989
OPTI Canada, Inc. (I)	31,900	64,701
Orleans Energy, Ltd. (I)	4,700	10,736
Osisko Mining Corp. (I)	5,400	47,054
Pan American Silver Corp.	6,400	147,326
Paramount Energy Trust	1,381	6,363
Paramount Resources, Ltd. (I)	5,100	85,213
Parkbridge Lifestyles Communities, Inc. (I)	5,230	28,579
Pason Systems, Inc.	6,600	74,276
Pelangio Exploration, Inc. (I)	4,400	1,083

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Peregrine Diamonds, Ltd. (I)	12,400	$24,906
Petrolifera Petroleum, Ltd. (I)	6,850	6,475
Platinum Group Metals, Ltd. (I)	5,000	9,649
Plutonic Power Corp. (I)	6,600	22,029
Polymet Mining Corp. (I)(L)	7,903	17,430
Potash One, Inc.	7,000	20,470
Progress Energy Resources Corp.	12,000	139,064
ProspEx Resources, Ltd. (I)	7,735	11,271
Pulse Seismic, Inc. (I)	5,782	9,678
Pure Energy Services, Ltd. (I)	1,400	3,920
Quadra Mining, Ltd. (I)	6,700	102,580
Quebecor, Inc.	2,977	101,358
Queenston Mining, Inc. (I)	6,000	25,343
Quest Capital Corp. (I)	9,200	11,957
Questerre Energy Corp. (I)	38,200	150,446
Reitman’s Canada, Ltd.	4,900	86,358
Resin Systems, Inc. (I)	30,580	9,183
Resverlogix Corp. (I)	3,400	23,065
Richelieu Hardware, Ltd.	600	13,611
RONA, Inc. (I)	10,304	155,628
Rubicon Minerals Corp. (I)	15,700	59,977
Russel Metals, Inc.	6,400	127,477
Samuel Manu-Tech, Inc. (I)	1,500	7,281
Sandvine Corp. (I)	18,000	34,736
Savanna Energy Services Corp.	700	4,797
Scorpio Mining Corp. (I)	8,900	5,783
Seabridge Gold, Inc. (I)	3,200	77,444
SEMAFO, Inc. (I)	46,900	261,364
Shawcor, Ltd., Class A	3,800	105,284
Sherritt International Corp.	23,100	183,317
Shore Gold, Inc. (I)	22,600	22,919
Sierra Wireless, Inc. (I)	3,200	26,970
Silver Standard Resources, Inc. (I)	7,000	123,783
Silvercorp Metals, Inc.	20,400	139,997
Softchoice Corp. (I)	400	3,899
Sprott Resource Corp. (I)	9,300	43,036
Stantec, Inc. (I)	4,700	122,214
Starfield Resources, Inc. (I)	37,000	2,590
Stella-Jones, Inc.	100	2,870
Storm Exploration, Inc. (I)	4,000	41,038
Student Transportation Of America, Ltd.	4,987	25,238
SunOpta, Inc. (I)	6,708	27,806
Superior Plus Corp.	7,400	103,461
Tanzanian Royalty Exploration Corp. (I)	7,400	30,310
Taseko Mines, Ltd. (I)	25,500	133,319
Technicoil Corp. (I)	5,300	3,131
The Churchill Corp. (I)	1,600	30,703
The Jean Coutu Group (PJC), Inc.	6,900	67,461
Thompson Creek Metals Company, Inc. (I)	10,100	136,437
Timminco, Ltd. (I)(L)	8,700	7,024
TLC Vision Corp. (I)	3,400	519
TMX Group, Inc.	2,500	73,647
Toromont Industries, Ltd.	4,700	137,393
Torstar Corp.	6,800	66,751
Total Energy Services, Inc.	8,400	69,473
Transcontinental, Inc.	7,500	100,650
TransForce, Inc.	7,673	75,472
Transglobe Energy Corp. (I)	5,600	32,641
Transition Therapeutics, Inc. (I)	2,700	7,603
Trican Well Service, Ltd.	8,500	109,969
Trinidad Drilling, Ltd.	13,597	93,177
Uranium One, Inc. (I)	49,400	130,352
Uranium Participation Corp. (I)	9,855	57,637
UTS Energy Corp. (I)	52,200	124,891
Vecima Networks, Inc. (I)	2,779	17,977

226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Vero Energy, Inc. (I)	8,900	$50,912
Vitran Corp., Inc. (I)	600	6,971
Webtech Wireless, Inc. (I)	1,700	971
Wesdome Gold Mines, Ltd.	8,000	16,305
West Energy, Ltd. (I)	16,925	82,654
West Fraser Timber Company, Ltd.	1,700	64,659
Western Coal Corp.	30,700	183,780
Westport Innovations, Inc. (I)	3,857	63,457
Wi-LAN, Inc.	9,800	27,307
Winpak, Ltd.	200	1,772
Xtreme Coil Drilling Corp. (I)	3,452	13,527
Zarlink Semiconductor, Inc. (I)	4,500	7,576
ZCL Composites, Inc.	3,500	13,646

		13,564,924
Cayman Islands - 0.04%
Siem Offshore, Inc. (I)	20,000	30,241
South China China, Ltd.	256,000	20,442

		50,683
China - 0.11%
AAC Acoustic Technology Holdings, Inc.	40,000	66,887
Epure International, Ltd.	51,000	34,363
Pacific Textile Holdings, Ltd.	45,000	28,330

		129,580
Cyprus - 0.10%
Deep Sea Supply PLC (I)	11,000	19,225
Marfin Popular Bank Public Company, Ltd.	3,023	8,411
ProSafe ASA	14,248	74,607
Prosafe Production Public, Ltd. (I)	9,000	22,333

		124,576
Denmark - 0.92%
ALK-Abello A/S	381	30,018
Alm. Brand Skadesforsikring AS (I)	537	9,211
Amagerbanken AS (I)	2,558	14,867
Auriga Industries	1,693	31,961
Bang & Olufsen AS (I)	3,937	47,541
Bavarian Nordic AS (I)	928	38,376
Capinordic AS (I)	7,100	1,971
D.S. Norden A/S	2,246	97,338
East Asiatic Company, Ltd. AS	1,511	47,176
Fionia Bank AS (I)	1,700	0
Genmab AS (I)	3,300	41,548
GN Store Nord AS (I)	13,257	79,359
Greentech Energy Systems AS (I)	4,271	14,806
IC Companys AS	807	33,806
Jyske Bank AS (I)	2,899	102,977
Lan & Spar Bank AS (I)	225	11,838
NeuroSearch AS	1,867	57,133
NKT Holding AS	1,339	73,817
Ostjydsk Bank AS (I)	167	12,482
Ringkjoebing Landbobank AS (I)	347	38,728
Roskilde Bank AS (I)	473	0
Satair A/S	294	12,164
Schouw & Company AS	1,959	45,574
SimCorp AS	292	53,955
Solar Holdings AS	603	42,320
Spar Nord Bank AS (I)	4,942	52,000
Sydbank AS (I)	4,527	121,382
Thrane & Thrane AS	413	12,883
Topdanmark AS (I)	21	2,735
Torm AS (I)	199	2,056
Vestjysk Bank AS (I)	155	2,336

		1,132,358

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 2.85%
Alma Media Oyj	4,110	$40,406
Amer Sports Oyj	22,062	260,811
Atria PLC	1,021	16,966
Cargotec Corp. Oyj (L)	5,393	155,866
Cramo Oyj	2,993	58,864
Elektrobit Corp. (I)	2,752	4,568
Elisa Oyj, Class A (I)	5,595	115,442
Finnair Oyj (I)	3,281	19,251
Finnlines Oyj (I)	4,379	44,387
Fiskars Corp.	3,512	59,761
HK Ruokatalo Oyj	316	4,242
Huhtamaki Oyj	3,486	38,008
Ilkka-Yhtyma Oyj	1,535	14,675
KCI Konecranes Oyj (L)	4,353	128,722
Kemira Oyj (I)(L)	8,272	88,439
Kesko Oyj	4,922	193,852
Lannen Tehtaat Oyj	696	15,982
M-real Oyj (I)	44,242	126,874
Nokian Renkaat Oyj (L)	3,305	85,759
Olvi Oyj	586	21,576
Oriola-KD Oyj (L)	4,895	32,224
Orion Oyj, Series A (L)	4,469	98,113
Orion Oyj, Series B (L)	11,531	254,991
Outokumpu Oyj (L)	13,097	287,906
Outotec Oyj	3,485	125,246
Poyry Oyj	2,864	41,555
Raisio Oyj	8,267	31,243
Ramirent Oyj	4,765	50,305
Rapala VMC Oyj	2,298	16,763
Rautaruukki Oyj	6,695	144,854
Sanoma Oyj	1,394	30,894
Scanfil Oyj	3,574	14,546
Stockmann Oyj Abp, Series B	3,940	143,657
Tecnomen Oyj	8,945	11,710
TietoEnator Oyj (L)	4,223	97,833
Tikkurila Oy (I)(L)	2,068	42,540
Uponor Oyj (L)	4,437	80,962
Vacon Oyj	758	30,819
YIT Oyj	21,015	485,760

		3,516,372
France - 4.22%
Altran Technologies SA (I)	21,034	113,749
April Group SA	1,212	41,590
Archos SA (I)	313	1,367
Arkema	4,952	183,502
Atos Origin SA	1,916	96,093
Bacou Dalloz SA	595	48,776
Beneteau SA (I)	4,024	73,587
Boiron SA	699	29,744
Bongrain SA	189	13,809
Bourbon SA (L)	2,943	127,255
Boursorama (I)	485	6,059
Bull SA (I)	11,076	51,040
Canal Plus SA	4,707	37,360
Carbone Lorraine SA	1,676	60,926
Cegedim SA (I)	385	29,522
Delachaux SA	1,025	55,525
Electricite de Strasbourg SA	81	13,676
Esso SAF	95	12,162
Etablissements Maurel et Prom SA	9,679	157,279
Euler Hermes SA	1,303	97,199
Eurofins Scientific	895	38,868
Faurecia (I)	2,138	42,874
Financiere Marc de Lacharriere SA	961	47,855

227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Groupe Steria SA	2,913	$89,921
Guerbet SA	157	19,040
Guyenne & Gascogne SA	315	29,411
Havas SA	35,098	176,417
Infogrames Entertainment SA (I)	2,501	14,122
International Metal Service SA (I)	2,200	33,824
Ipsos SA	3,356	118,530
Lafuma SA (I)	323	5,802
Lectra SA (I)	2,262	6,658
LVL Medical Groupe SA	568	12,898
M6-Metropole Television	4,069	105,116
Manutan SA	162	8,975
Neopost SA	2,170	173,505
Nexans SA	2,042	174,233
Nexity SA	2,799	110,103
Nicox Sa (I)	4,623	39,105
Norbert Dentressangle SA	576	38,774
Nrj Groupnrj Group (I)	2,727	25,253
Orpea SA	2,102	87,676
PagesJaunes Groupe SA (L)	10,259	117,885
Pierre & Vacances SA	453	34,149
Pinguely-Haulotte SA	1,924	17,410
Rallye SA	2,398	88,524
Remy Cointreau SA	2,580	133,373
Rhodia SA (I)	19,076	395,866
Robertet SA	135	15,878
Rubis SA	281	24,503
Saft Groupe SA	2,323	92,112
SEB SA	3,380	223,993
Sechilienne-Sidec SA	1,808	59,865
SeLoger.com (I)	1,277	50,688
Sequana Capital	2,051	26,284
Societe BIC SA	645	49,358
Somfy SA	280	54,820
Spir Communication SA (I)	492	13,547
SR Teleperformance SA	5,894	203,106
Stallergenes SA	726	56,885
Stef-TFE Group	1,149	65,789
Theolia SA (I)	3,835	15,855
Toupargel-Agrigel SA	539	12,010
Trigano SA (I)	1,753	40,067
UbiSoft Entertainment SA (I)	2,614	35,912
Valeo SA (I)	8,804	313,615
Viel & Compagnie SA	5,454	22,118
Vilmorin & Compagnie SA	710	72,936
Virbac SA	384	40,651
VM Materiaux SA	263	17,605
Zodiac SA	5,121	252,129

		5,196,113
Germany - 5.22%
Aareal Bank AG (I)	3,026	66,243
Adlink Internet Media AG (I)	1,638	8,450
Adva AG Optical Networking (I)	6,343	37,279
Agennix AG (I)	506	3,529
Air Berlin Plcair Berlin PLC (I)	4,881	27,509
Asian Bamboo AG	1,159	50,677
Axel Springer AG	536	61,988
Balda AG (I)(L)	8,571	38,802
Bauer AG	162	7,238
Bechtle AG	1,216	37,340
Bilfinger Berger AG	2,299	153,125
Centrotherm Photovoltaics Ag (I)	812	34,558
Cewe Color Holding AG	385	14,441
Comdirect Bank AG	2,391	24,052

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Conergy AG (L)	12,401	$13,084
CTS Eventim AG	567	28,783
Demag Cranes AG (I)	1,912	67,010
Deutsche Wohnen AG (I)	7,779	78,878
Deutz AG (I)	5,916	34,651
Douglas Holding AG (L)	2,559	118,265
Drillisch AG (I)	7,508	54,291
Duerr AG (I)	1,696	38,950
DVB Bank AG	6,310	213,065
ElringKlinger AG	1,568	39,058
Evotec AG (I)	16,036	43,299
Fielmann AG	1,401	112,812
Freenet AG (I)	9,219	113,842
Fuchs Petrolub AG	615	55,568
Gerresheimer AG (I)	3,110	97,278
Gerry Weber International AG	1,710	59,361
Gesco AG	295	15,925
GFK AG	308	11,225
Grenkeleasing AG	129	5,508
Hamburger Hafen und Logistik AG	1,229	46,634
Heidelberger Druckmaschinen AG	7,027	50,595
Indus Holding AG	1,623	30,567
IVG Immobilien AG (I)	8,262	72,215
IWKA AG (I)	1,845	25,410
Jenoptik AG (I)(L)	3,285	19,391
Kloeckner & Company SE (I)	7,480	221,122
Kontron AG	5,420	53,027
Krones AG	1,506	77,471
KWS Saat AG	206	35,480
Lanxess AG	8,679	399,981
Leoni AG	2,827	65,558
Manz Automation AG	233	18,763
Medigene AG (I)(L)	3,040	13,680
Medion AG	1,622	21,910
MLP AG	4,269	44,976
MTU Aero Engines Holding AG	4,961	288,666
Muehlbauer Holding AG & Company KGaA	156	4,510
MVV Energie AG	884	36,883
Norddeutsche Affinerie AG	5,323	273,860
Nordex AG (I)	2,657	30,339
Pfeiffer Vacuum Technology AG	173	13,203
Pfleiderer AG (I)	3,314	21,839
Phoenix Solar Agphoenix Solar AG	547	23,244
Plambeck Neue Energien AG (I)	6,067	16,651
Praktiker Bau- und Heimwerkermaerkte AG	6,319	67,672
Premiere AG (I)	28,928	74,575
Q-Cells AG (I)	7,201	71,617
QSC AG	6,549	14,311
Rheinmetall AG	2,295	164,364
Sartorius AG	940	25,387
SGL Carbon AG (I)	5,711	166,596
Singulus Technologies AG (I)	11,249	72,839
Sixt AG	1,178	37,693
Software AG (I)	4,489	534,782
Solar Millennium AG (I)(L)	1,626	38,991
Solarworld AG (L)	6,359	95,744
Stada Arzneimittel AG	10,688	420,754
Suess MicroTec AG (I)	2,259	11,859
Symrise AG	4,862	115,573
Tognum AG	4,006	75,341
TUI AG (I)	10,008	112,614
Vossloh AG	806	86,104
VTG AG	1,231	19,060
Wacker Construction Equipment AG	2,763	31,654
Wincor Nixdorf AG	5,765	390,536

228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Wire Card AG	7,729	$73,105
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	49,090
Xing Ag (I)	361	14,044

		6,436,364
Gibraltar - 0.03%
PartyGaming PLC (I)	8,358	40,692
Greece - 1.35%
Aegean Airlines SA	1,678	7,683
Agricultural Bank of Greece SA (I)	50,620	104,794
Alapis Holding Industrial & Commercial SA	132,741	79,120
Athens Stock Exchange SA	7,482	65,952
Athens Water Supply and Sewage
Company SA	2,538	21,106
Autohellas SA	2,895	7,863
Bank of Attica SA (I)	6,737	12,110
Bank of Greece SA	1,882	115,344
Diagnostic & Therapeutic Center of Athens
Hygeia SA	10,572	19,519
Emporiki Bank SA (I)	250	1,359
Forthnet SA (I)	8,037	11,570
Fourlis SA	6,312	75,680
Frigoglass SA (I)	4,848	63,914
GEK Group of Companies SA	5,812	43,013
Geniki Bank SA (I)	18,522	15,895
Greek Postal Savings Bank SA (I)	12,594	64,750
Halcor SA (I)	4,634	6,767
Hansard Global PLC	6,816	18,315
Hellenic Technodomiki Tev SA	11,183	63,054
Intracom Holdings SA (I)	10,218	13,531
Intracom SA Technical & Steel
Constructions SA (I)	14,441	10,261
J&P-Avax SA	614	1,788
Lambrakis Press SA (I)	2,696	5,503
Loulis Mills SA (I)	3,541	8,273
Marfin Financial Group SA Holdings (I)	65,182	150,487
Maritime Company of Lesvos SA (I)	43,064	0
Metka SA	3,097	44,823
Motor Oil Hellas Corinth Refineries SA	6,346	90,012
Mytilineos Holdings SA	7,871	52,875
Nireus Aquaculture SA (I)	1,703	1,386
Piraeus Bank SA	24,597	215,394
Piraeus Port Authority SA	710	12,501
Sarantis SA	3,860	25,869
Sidenor Steel Products Manufacturing
Company SA (I)	3,429	17,201
Terna Energy SA (I)	4,140	30,169
Titan Cement Company SA	5,693	151,414
Viohalco SA	6,216	33,864

		1,663,159
Hong Kong - 2.91%
Allied Group, Ltd.	26,000	74,676
Allied Properties HK, Ltd. (I)	358,000	74,536
Apac Resources, Ltd. (I)	380,000	27,973
Asia Satellite Telecom
Holdings Company, Ltd.	2,500	3,635
Associated International Hotels, Ltd. (I)	44,000	90,672
Beijing Enterprises Water Group, Ltd. (I)	160,000	59,095
C C Land Holdings, Ltd.	105,000	44,250
C Y Foundation Group, Ltd. (I)	300,000	5,362
Cafe de Coral Holdings, Ltd.	20,000	46,920
Champion Technology Holdings, Ltd.	365,766	12,276
Cheuk Nang Holdings, Ltd.	2,720	997

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Precious Metal Resources Holdings
Company, Ltd. (I)	108,000	$31,944
China Public Procurement, Ltd. (I)	232,000	29,594
China Renji Medical Group, Ltd. (I)	1,332,000	11,818
China Sci-Tech Holdings, Ltd. (I)	314,240	12,384
China Solar Energy Holdings, Ltd. (I)	425,000	10,112
China WindPower Group, Ltd. (I)	250,000	28,918
China Yunnan Tin Minerals
Group Company, Ltd.	380,000	9,435
Chong Hing Bank, Ltd.	11,000	20,346
Chow Sang Sang Holdings, Ltd.	24,000	32,946
Chuang’s Consortium International, Ltd.	114,080	12,368
Citic 1616 Holdings, Ltd.	112,000	37,593
Cnnc International, Ltd. (I)	25,000	22,171
Cross-Harbour Holdings, Ltd.	18,000	15,982
Dah Chong Hong Holdings, Ltd.	58,000	38,818
Dah Sing Banking Group, Ltd. (I)	26,800	36,600
Dah Sing Financial Group (I)	10,800	59,237
Dickson Concepts International, Ltd.	35,000	20,992
DVN Holdings Company, Ltd.	112,000	9,929
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	12,161
Emperor International Holdings, Ltd.	128,000	28,147
eSun Holdings, Ltd. (I)	74,000	9,803
Extrawell Pharmaceutical Holdings, Ltd. (I)	130,000	22,059
Far East Consortium International, Ltd.	111,000	32,814
First Sign International Holdings, Ltd.	20,000	29,853
Fong’s Industries Company, Ltd. (I)	38,000	16,312
Fubon Bank, Ltd.	38,000	16,509
G-resources Group, Ltd. (I)	786,000	50,023
Galaxy Entertainment Group, Ltd. (I)	103,000	47,262
Get Nice Holdings, Ltd.	394,000	26,335
Giordano International, Ltd.	132,000	52,585
Global Green Tech Group, Ltd. (I)	97,920	4,533
Glorious Sun Enterprises, Ltd.	64,000	22,794
Golden Resorts Group, Ltd.	712,000	43,824
Goldin Financial Holdings, Ltd. (I)	210,000	26,744
Great Eagle Holdings, Ltd.	28,000	78,134
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hannstar Board International Holdings, Ltd.	50,000	15,876
Harbour Centre Development, Ltd.	46,000	38,769
HKR International, Ltd.	75,200	31,294
Hong Kong Ferry Holdings Company	29,000	26,551
Hongkong & Shanghai Hotels, Ltd.	31,500	48,565
Hung Hing Printing Group, Ltd.	82,000	24,821
Hutchison Harbour Ring, Ltd.	186,000	19,615
Hutchison Telecommunications
International, Ltd. (I)	10,800	44,064
Imagi International Holdings, Ltd. (I)	212,500	3,601
Integrated Distribution Services Group, Ltd.	25,000	46,721
International Luk Fook Holdings, Ltd.	28,000	28,308
Johnson Electric Holdings, Ltd. (I)	89,500	59,267
K Wah International Holdings, Ltd.	65,000	24,298
Kantone Holdings, Ltd.	402,512	9,644
Kowloon Development Company, Ltd.	31,000	39,168
Lee & Man Holding, Ltd.	60,000	41,460
Lijun International
Pharmaceutical Holding, Ltd.	130,000	30,138
Liu Chong Hing Investment	16,000	15,898
Matsunichi Communication Holdings, Ltd. (I)	45,000	20,305
Media Chinese International, Ltd.	110,000	24,085
Melco International Development (I)(L)	102,000	45,596
Midland Holdings, Ltd.	48,000	52,411
Neo-neon Holdings, Ltd.	39,500	27,728
New Times Energy Corp., Ltd. (I)	526,000	21,990

229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Norstar Founders Group, Ltd. (I)	244,000	$22,941
Pacific Andes International Holdings, Ltd.	68,000	13,021
Pacific Basin Shipping, Ltd.	155,000	122,579
Pacific Century Premium Developments, Ltd.	85,000	31,644
Paliburg Holdings, Ltd.	50,000	18,780
PCCW, Ltd.	324,000	96,405
Peace Mark Holdings, Ltd. (I)	164,000	0
Phoenix Satellite Television Holdings, Ltd.	78,000	19,671
Pico Far East Holdings, Ltd.	100,000	18,167
Playmates Holdings, Ltd.	31,800	14,603
Polytec Asset Holdings, Ltd.	150,000	29,518
PYI Corp., Ltd.	372,000	17,059
Regal Hotels International Holdings, Ltd.	56,000	22,269
Sa Sa International Holdings, Ltd.	40,000	30,990
Shougang Concord Century Holdings, Ltd. (I)	138,000	17,750
Shui On Construction & Materials, Ltd.	18,000	27,124
Shun Tak Holdings, Ltd.	92,000	59,222
Singamas Container Holdings, Ltd.	158,000	28,403
Skyfame Realty Holdings, Ltd. (I)	216,000	14,745
Solomon Systech International, Ltd. (I)	254,000	25,145
Stella International Holdings, Ltd.	21,500	43,943
Sun Hung Kai & Company, Ltd.	39,000	30,547
Tack Fat Group International, Ltd. (I)	272,000	0
TAI Cheung Holdings, Ltd.	59,000	34,377
Tai Fook Securities Group, Ltd.	22,185	19,252
Techtronic Industries Company, Ltd.	101,000	81,822
Television Broadcasting Company, Ltd.	20,000	96,310
Texwinca Holdings, Ltd.	30,000	33,120
Titan Petrochemicals Group, Ltd. (I)	500,000	37,901
Transport International Holdings, Ltd.	18,800	65,626
United Laboratories Ltd.	24,000	20,661
United Power Investment, Ltd. (I)	784,000	25,682
Upbest Group, Ltd.	148,000	17,914
USI Holding Corp.	104,000	32,083
Value Partners Group, Ltd.	17,000	13,081
Victory City International Holdings, Ltd.	96,999	24,086
Vitasoy International Holdings, Ltd.	62,000	48,866
Vongroup, Ltd. (I)	210,000	4,730
VST Holdings Company, Ltd.	96,000	27,414
Wah Nam International Holdings, Ltd. (I)	16,000	2,901
Wai Kee Holdings, Ltd. (I)	68,000	16,319
Wheelock Properties, Ltd.	115,000	73,359
Xinyi Glass Holdings Company, Ltd.	62,000	56,426
Yugang International, Ltd. (I)	312,000	3,753

		3,581,853
Ireland - 1.11%
AER Lingus Group PLC (I)	15,850	15,648
Allied Irish Banks PLC - London Exchange (I)	83,104	134,269
Bank of Ireland (I)	66,880	145,963
C&C Group PLC	22,928	103,845
C&C Group PLC - London Exchange	2,076	9,399
DCC PLC	6,369	165,282
FBD Holdings PLC	1,839	18,170
Glanbia PLC	11,290	45,601
Grafton Group PLC	18,960	81,353
Greencore Group PLC	13,532	25,454
IFG Group PLC	10,694	19,796
Independent News & Media PLC	77,245	11,994
Irish Continental Group PLC	1,120	23,776
Irish Life & Permanent Group
Holdings PLC (I)	28,472	113,370
Kingspan Group PLC (I)	10,256	88,697
Paddy Power PLC	5,842	208,021
Smurfit Kappa Group PLC (I)	10,583	88,231

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
United Drug PLC	20,187	$70,095

		1,368,964
Italy - 3.36%
Acea SpA	5,358	54,411
Aedes SpA	75,645	24,499
Amplifon SpA	9,264	47,747
Ansaldo STS SpA	5,469	111,971
Astaldi SpA	4,499	34,275
Autogrill SpA (I)	5,204	63,254
Azimut Holding SpA	14,796	187,183
Banca Generali SpA	1,570	17,545
Banca Popolare dell’Etruria e del Lazio SpA	7,181	38,255
Banca Popolare di Milano SpA	31,554	196,191
Banca Popolare Di Sondrio SCRL	4,160	41,721
Benetton Group SpA	6,037	50,182
Biesse Spabiesse Spa (I)	3,189	25,908
Brembo SpA	2,573	19,927
Bulgari SpA (L)	7,808	63,637
Buongiorno Spa (I)	6,447	9,515
Buzzi Unicem SpA	4,611	58,147
Caltagirone SpA	2,499	7,280
CIR-Compagnie Industriali Riunite SpA (I)	62,501	150,391
Credito Artigiano SpA (L)	7,592	18,303
Credito Emiliano SpA (I)	9,474	65,464
Danieli & C Officine Meccaniche SpA	2,311	62,122
Davide Campari Milano SpA	24,701	264,258
DiaSorin SpA	3,279	123,559
Digital Multimedia Technologies SpA (I)	1,816	39,061
Engineering Ingegneria Informatica Spa (I)	449	15,887
ERG SpA	3,626	51,125
Esprinet SpA	3,554	37,147
Eurotech SpA (I)	1,562	5,645
Fastweb SpA (I)	1,833	34,257
Fondiaria-Sai SpA	4,848	72,889
Gemina SpA (I)	54,600	47,302
Geox SpA	1,661	11,530
Gewiss SpA	2,308	9,906
Gruppo Coin SpA	6,995	48,762
Gruppo Editoriale L’Espresso SpA (I)	35,685	101,100
Hera SpA	40,703	95,791
Immsi SpA (I)	24,591	29,421
Impregilo SpA	27,523	95,204
Interpump SpA (I)	6,839	33,712
Iride SpA (L)	26,982	52,450
Italcementi SpA	5,020	58,093
Italmobiliare SpA (I)	827	34,437
Juventus Football Club SpA (I)	4,630	5,176
KME Group SpA	27,631	11,388
Landi Renzo Spa	3,939	17,423
Lottomatica SpA	3,357	64,064
Maire Tecnimont SpA	11,042	42,119
Marr SpA	4,504	41,564
Milano Assicurazioni SpA	24,455	69,321
Mondadori (Arnoldo) Editore SpA (I)	12,613	52,470
Piaggio & C SpA	17,916	57,032
Piccolo Credito Valtellinese SCRL (L)	22,689	148,622
Pirelli & Company SpA (I)	297,813	183,301
Prysmian SpA	5,300	104,005
Recordati SpA (L)	14,439	109,799
Risanamento SpA (I)	20,386	10,633
Safilo Group SpA (I)	37,363	21,635
Saras SpA	17,735	48,421
Save SpA	829	7,855
Seat Pagine Gialle SpA (I)	131,159	30,877

230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Snai SpA (I)	7,046	$29,235
Societa Iniziative Autostradali e Servizi SpA	5,263	48,706
Societa’ Cattolica di Assicurazioni SCRL (I)	3,746	118,049
Sol SpA	2,802	16,151
Sorin SpA (I)	38,164	80,080
Tod’s SpA	1,222	89,965
Trevi Finanziaria SpA	2,230	38,299
Unipol Gruppo Finanziario SpA, ADR (I)	61,265	69,106
Vittoria Assicurazioni SpA	2,112	11,166

		4,135,926
Japan - 19.15%
Accordia Golf Company, Ltd.	32	32,132
Achilles Corp.	18,000	27,542
Adeka Corp.	6,700	66,959
Aderans Company, Ltd. (I)	3,500	41,510
Advan Company, Ltd.	1,800	12,741
Aeon Delight Company, Ltd.	1,300	18,277
Aeon FantasyCompany, Ltd.	1,600	18,885
Ahresty Corp.	2,300	23,828
AI Holdings Corp.	3,400	11,489
Aica Kogyo Company, Ltd.	3,400	37,902
Aichi Bank, Ltd.	600	48,503
Aichi Corp.	3,200	13,867
Aichi Machine Industry Company, Ltd.	8,000	33,131
Aichi Steel Corp.	7,000	31,386
Aida Engineering, Ltd.	7,500	31,297
Aiphone Company, Ltd.	1,300	22,698
Airport Facilities Company, Ltd.	2,900	15,947
Aisan Industry Company, Ltd.	2,500	22,952
Akebono Brake Industry Company, Ltd.	4,200	23,050
Akita Bank, Ltd.	15,000	60,342
Aloka Company, Ltd.	1,400	11,054
Alpen Company, Ltd.	1,400	22,367
Alpha Systems, Inc.	700	12,520
Alpine Electronics, Inc. (I)	3,300	40,109
Alps Electric Company, Ltd. (I)	11,400	78,710
Amano Corp.	4,200	38,241
Amiyaki Tei Company, Ltd.	5	14,348
Ando Corp.	10,000	14,113
Anritsu Corp. (I)	10,000	38,528
AOC Holdings, Inc.	4,400	27,219
AOKI Holdings, Inc.	2,000	26,788
Aomori Bank, Ltd.	24,000	56,346
Aoyama Trading Company, Ltd.	4,400	72,640
Arakawa Chemical Industries, Ltd.	1,900	22,301
Arc Land Sakamoto Company, Ltd.	1,200	12,904
Arcs Company, Ltd.	2,100	28,328
Arealink Company, Ltd. (I)	105	5,292
Ariake Japan Company, Ltd.	1,900	27,726
Arisawa Manufacturing Company, Ltd.	3,300	23,524
Arnest One Corp.	3,000	27,609
Art Corp.	1,000	15,488
As One Corp.	1,400	24,579
Asahi Company, Ltd.	1,500	24,780
Asahi Diamond Industrial Company, Ltd.	5,000	45,716
Asahi Holdings, Inc.	1,600	27,617
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	14,446
ASATSU-DK, Inc.	2,300	48,723
ASKA Pharmaceutical Company, Ltd.	3,000	20,313
ASKUL Corp.	1,000	18,996
Atom Corp. (I)(L)	14,100	33,330
Atsugi Company, Ltd.	19,000	24,173
Autobacs Seven Company, Ltd.	2,300	73,327

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Avex Group Holdings, Inc.	3,400	$29,339
Awa Bank, Ltd.	14,000	83,425
Bando Chemical Industries, Ltd.	8,000	25,425
Bank of Iwate, Ltd.	1,200	69,692
Bank of Nagoya, Ltd.	13,000	52,686
Bank of Okinawa, Ltd.	1,500	61,146
Bank of Saga, Ltd.	15,000	42,997
Bank of the Ryukyus, Ltd.	4,800	54,077
Belc Company, Ltd.	1,400	12,516
BIC Camera, Inc.	33	11,417
BML, Inc.	500	12,613
Bookoff Corp.	1,700	16,581
BSL Corp. (I)	6,000	1,216
Bunka Shutter Company, Ltd.	5,000	13,898
CAC Corp.	1,500	10,736
Calsonic Kansei Corp. (I)	10,000	29,486
Can Do Company, Ltd.	16	16,245
Canon Electronics, Inc.	1,000	22,097
Canon Finetech, Inc.	1,000	17,418
Capcom Company, Ltd.	3,300	62,361
Cawachi, Ltd.	2,000	38,239
Central Glass Company, Ltd.	13,000	64,192
CFS Corp/Japan	3,000	18,063
Chi Group Company, Ltd. (I)	2,700	10,339
Chiba Kogyo Bank, Ltd. (I)	3,200	25,061
Chino Corp.	2,000	5,002
Chiyoda Company, Ltd.	2,600	32,020
Chiyoda Integre Company, Ltd.	1,400	18,873
Chofu Seisakusho Company, Ltd.	1,300	30,389
Chori Company, Ltd.	17,000	20,373
Chubu Shiryo Company, Ltd.	2,000	17,456
Chudenko Corp.	2,100	26,754
Chuetsu Pulp & Paper Company, Ltd.	10,000	17,961
Chugai Mining Company, Ltd. (I)	34,900	12,695
Chugai Ro Company, Ltd.	5,000	14,713
Chugoku Marine Paints, Ltd.	6,000	41,281
Chukyo Bank, Ltd.	9,000	27,439
Chuo Denki Kogyo Company, Ltd.	2,200	17,493
Circle K Sunkus Company, Ltd.	3,100	38,441
CKD Corp.	3,700	30,960
Clarion Company, Ltd. (I)	5,000	12,098
Cleanup Corp.	2,100	17,302
CMK Corp. (I)	5,400	40,572
Coca-Cola Central Japan Company, Ltd.	1,400	17,119
Cocokara fine Holdings, Inc.	1,540	27,268
Colowide Company, Ltd. (L)	3,500	17,410
Combi Corp.	1,500	11,135
Commuture Corp.	2,000	11,554
Corona Corp.	1,600	20,343
Cosel Company, Ltd.	1,200	17,312
Cosmos Pharmaceutical Corp.	600	12,928
CSK Corp. (I)	9,500	41,278
Culture Convenience Club Company, Ltd. (L)	5,400	26,289
Cybozu, Inc.	48	19,508
D.G. Roland Corp.	1,400	24,878
Dai Nippon Toryo Company, Ltd.	12,000	13,097
Dai-Dan Company, Ltd.	2,000	10,048
Daido Metal Company, Ltd. (I)	4,000	14,657
Daidoh, Ltd.	2,000	15,469
Daiei, Inc. (I)(L)	5,650	24,190
Daifuku Company, Ltd.	5,000	39,379
Daihen Corp.	6,000	28,353
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	8,000	25,264
Daiichi Jitsugyo Company, Ltd.	4,000	10,528
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	13,798

231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiken Corp.	9,000	$24,751
Daikoku Denki Company, Ltd.	800	14,047
Daikyo, Inc. (I)	19,000	36,848
Daimei Telecom Engineering Corp.	3,900	28,064
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	26,810
Dainippon Screen Manufacturing
Company, Ltd. (I)	14,000	65,493
Daio Paper Corp.	6,000	49,235
Daisan Bank, Ltd.	17,000	48,017
Daiseki Company, Ltd. (L)	1,800	37,495
Daishi Bank, Ltd.	27,000	93,543
Daiso Company, Ltd.	7,000	17,739
Daisyo Corp.	1,300	15,923
Daiwa Industries, Ltd.	4,000	20,064
Daiwabo Holdings Company, Ltd. (L)	17,000	35,180
DCM Japan Holdings Company, Ltd.	6,700	38,421
Denki Kogyo Company, Ltd.	7,000	36,326
Denyo Company, Ltd.	1,700	13,101
Descente, Ltd.	4,000	23,614
Doshisha Company, Ltd.	1,200	31,122
Doutor Nichires Holdings Company, Ltd.	2,500	33,135
Dr. Ci:Labo Company, Ltd.	9	21,103
DTS Corp.	1,700	16,868
Duskin Company, Ltd.	4,300	76,386
Dwango Company, Ltd.	12	20,248
Dydo Drinco, Inc.	600	20,796
E-Access, Ltd.	89	64,769
Eagle Industry Company, Ltd.	2,000	15,732
Earth Chemical Company, Ltd.	800	24,274
EDION Corp.	5,100	52,542
Ehime Bank, Ltd.	18,000	50,640
Eighteenth Bank, Ltd.	20,000	59,929
Eiken Chemical Company, Ltd.	1,400	14,039
Eizo Nanao Corp.	1,200	29,572
Elematec Corp.	2,000	24,227
Enplas Corp.	1,200	23,612
EPS Company, Ltd.	14	33,909
Espec Corp.	1,600	13,630
Exedy Corp.	2,100	51,081
F&A Aqua Holdings, Inc.	2,400	23,929
Fancl Corp.	1,700	32,229
FCC Company, Ltd.	2,000	39,699
FDK Corp. (I)	9,000	13,196
Felissimo Corp.	900	12,345
Foster Electric Company, Ltd.	1,300	36,111
FP Corp.	700	32,017
France Bed Holdings Company, Ltd.	11,000	15,857
Fuji Company, Ltd.	1,300	25,157
Fuji Corp., Ltd.	100	352
Fuji Electronics Company, Ltd.	1,800	17,620
Fuji Kyuko Company, Ltd.	4,000	19,449
Fuji Oil Company, Ltd.	3,800	53,680
Fuji Seal International, Inc.	1,200	24,788
Fuji Software ABC, Inc.	1,800	30,103
Fujibo Holdings, Inc.	7,000	11,298
Fujicco Company, Ltd.	2,000	22,998
Fujikura Kasei Company, Ltd.	2,000	10,785
Fujimi, Inc.	1,200	21,185
Fujimori Kogyo Company, Ltd.	1,600	23,410
Fujita Kanko, Inc.	7,000	28,080
Fujitec Company, Ltd.	5,000	29,702
Fujitsu General, Ltd.	6,000	27,287
Fujiya Company, Ltd.	6,000	13,650
Fukui Bank, Ltd.	19,000	60,354

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fukushima Bank, Ltd.	21,000	$11,203
Fukuyama Transporting Company, Ltd.	6,000	29,978
Funai Consulting Company, Ltd.	3,300	17,856
Furukawa Company, Ltd.	27,000	32,941
Furukawa-sky Aluminum Corp.	9,000	22,045
Fuso Pharmaceutical Industries, Ltd.	5,000	16,340
Futaba Corp.	2,900	57,283
Futaba Industrial Company, Ltd. (I)	3,400	29,511
Future System Consulting Corp.	2	761
Fuyo General Lease Company, Ltd.	1,000	28,204
Gakken Company, Ltd.	7,000	15,493
Geo Corp.	18	17,786
GLOBERIDE, Inc.	10,000	12,623
GMO Internet, Inc.	3,800	14,514
Godo Steel, Ltd.	16,000	35,956
Goldcrest Company, Ltd.	1,330	35,195
Goldwin, Inc. (I)	6,000	12,215
Green Hospital Supply, Inc.	26	14,808
Gulliver International Company, Ltd.	550	19,360
Gun-Ei Chemical Industry Company, Ltd.	4,000	9,443
Gunze, Ltd.	13,000	47,990
H20 Retailing Corp.	3,000	20,510
Hakuto Company, Ltd.	1,300	12,643
Hamakyorex Company, Ltd.	500	13,048
Hanwa Company, Ltd.	12,000	50,847
Harashin Narus Holdings Company, Ltd.	1,300	15,114
Harima Chemicals Inc.	2,000	11,553
Heiwa Corp.	3,000	30,801
Heiwa Real Estate Company, Ltd.	17,500	52,628
Heiwado Company, Ltd.	2,000	25,659
Hibiya Engineering, Ltd.	2,400	20,717
Hiday Hidaka Corp.	1,100	11,941
Higashi-Nippon Bank, Ltd.	17,000	35,655
Higo Bank, Ltd.	13,000	72,320
Hikari Tsushin, Inc.	1,700	27,610
Hioki Ee Corp.	500	9,224
HIS Company, Ltd.	1,100	22,466
Hisaka Works Ltd	2,000	19,344
Hitachi Cable, Ltd.	12,000	35,830
Hitachi Koki Company, Ltd.	3,100	33,403
Hitachi Kokusai Electric, Inc.	3,000	29,830
Hitachi Medical Corp.	2,000	17,055
Hitachi Tool Engineering, Ltd.	2,200	22,831
Hitachi Zosen Corp.	47,000	68,905
Hochiki Corp.	3,000	16,337
Hodogaya Chemical Company, Ltd.	7,000	27,163
Hogy Medical Company, Ltd.	800	36,863
Hokkaido Gas Company, Ltd.	3,000	7,893
Hokkan Holdings, Ltd.	5,000	13,883
Hokuetsu Bank, Ltd.	21,000	34,353
Hokuetsu Paper Mills, Ltd.	9,000	44,924
Hokuto Corp.	1,600	32,810
Honeys Company, Ltd.	1,350	11,565
Horiba, Ltd.	2,300	66,140
Hosiden Corp.	4,500	58,618
Hosokawa Micron Corp.	3,000	12,295
Howa Machinery, Ltd. (I)	19,000	11,791
Hyakujushi Bank, Ltd.	21,000	81,511
IBJ Leasing Company, Ltd.	1,200	23,947
Ichibanya Company, Ltd.	600	14,621
Ichikoh Industries, Ltd. (I)	4,000	6,976
Ichiyoshi Securities Company, Ltd.	4,000	27,350
ICOM, Inc.	1,000	25,599
IDEC Corp.	2,500	22,440
Ihara Chemical Industry Company, Ltd.	5,000	14,979

232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Iino Kaiun Kaisha, Ltd.	5,200	$34,481
Ikegami Tsushinki Company, Ltd. (I)	12,000	9,760
Imasen Electric Industrial	1,700	21,477
Imperial Hotel, Ltd.	900	16,943
Inaba Denki Sangyo Company, Ltd.	1,300	30,138
Inaba Seisakusho Company, Ltd.	1,300	13,048
Inabata & Company, Ltd.	5,100	24,067
Inageya Company, Ltd.	3,000	31,160
Ines Corp.	2,700	20,028
Intage, Inc.	800	13,701
Internet Initiative Japan, Inc.	12	26,526
Inui Steamship Company, Ltd.	2,500	18,816
Invoice, Inc. (I)	963	14,929
Iseki & Company, Ltd. (I)	12,000	35,580
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	26,335
ITC Networks Corp.	3,200	18,191
ITO EN, Ltd.	4,100	63,469
Itochu Enex Company, Ltd.	5,900	31,122
Itochu-Shokuhin Company, Ltd.	600	19,006
Itoham Foods, Inc.	12,000	45,553
Iwatani International Corp.	11,000	32,223
Izumiya Company, Ltd.	9,000	39,454
J-Oil Mills, Inc.	9,000	28,198
Jalux, Inc. (I)	1,400	11,198
Japan Airport Terminal Company, Ltd.	2,000	27,672
Japan Aviation Electronics Industry, Ltd.	2,000	15,153
Japan Cash Machine Company, Ltd.	2,000	17,653
Japan Digital Laboratory Company, Ltd.	2,200	23,469
Japan Pulp & Paper Company, Ltd.	6,000	21,504
Japan Pure Chemical Company, Ltd.	4	12,997
Japan Radio Company, Ltd.	9,000	19,713
Japan Transcity Corp., Ltd.	5,000	15,085
Japan Wool Textile Company, Ltd.	4,000	31,112
Jastec Company, Ltd.	400	2,345
JBCC Holdings, Inc.	1,900	11,606
Jeol, Ltd.	6,000	23,086
JFE Shoji Holdings, Inc.	8,000	33,730
Jms Company, Ltd.	1,000	4,075
Joban Kosan Company, Ltd.	10,000	14,869
Joshin Denki Company, Ltd. (L)	3,000	27,046
JSP Corp.	2,600	31,155
Juki Corp. (I)	10,000	18,723
JVC KENWOOD Holdings, Ltd. (I)	90,700	37,847
kabu.com Securities Company, Ltd.	5,800	31,282
Kadokawa Holdings, Inc.	1,200	27,115
Kaga Electronics Company, Ltd.	2,700	29,088
Kagawa Bank, Ltd.	7,000	24,110
Kakaku.com, Inc.	11	39,899
Kaken Pharmaceutical Company, Ltd.	6,000	49,448
Kameda Seika Company, Ltd.	1,800	32,143
Kamei Corp.	4,000	19,775
Kanamoto Company, Ltd.	3,000	14,218
Kandenko Company, Ltd.	7,000	44,356
Kanematsu Corp. (I)	40,000	32,773
Kanematsu Electronics, Ltd.	2,300	20,487
Kanto Auto Works, Ltd.	2,900	23,272
Kanto Denka Kogyo Company, Ltd.	4,000	31,250
Kanto Natural Gas Development, Ltd.	3,000	15,470
Kanto Tsukuba Bank, Ltd.	5,700	16,163
Kappa Create Company, Ltd. (L)	1,200	23,789
Kasumi Company, Ltd.	4,200	20,400
Katakura Industries Company, Ltd.	2,100	21,611
Kato Sangyo Company, Ltd.	1,200	19,641
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	13,222

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kayaba Industry Company, Ltd. (I)	9,000	$33,071
Keihin Corp.	1,900	36,670
Keiyo Bank, Ltd.	19,000	91,677
Keiyo Company, Ltd. (L)	3,600	17,692
Kenedix, Inc. (I)	152	44,581
KEY Coffee, Inc.	1,800	30,596
Kimoto Company Ltd.	1,500	13,501
Kimura Chemical Plants Company, Ltd.	1,600	15,085
Kinki Sharyo Company, Ltd. (L)	3,000	19,681
Kintetsu World Express, Inc.	1,300	33,531
Kinugawa Rubber Industrial Company, Ltd.	6,000	24,519
Kisoji Company, Ltd.	1,300	26,600
Kissei Pharmaceutical Company, Ltd.	2,000	41,558
Kita-Nippon Bank, Ltd.	700	19,325
Kitz Corp.	5,000	29,084
Kiyo Holdings, Inc.	53,000	70,311
Koa Corp.	3,300	32,167
Koatsu Gas Kogyo Company, Ltd.	3,000	17,804
Kohnan Shoji Company, Ltd.	2,800	31,864
Kohsoku Corp.	1,800	12,941
Kojima Company, Ltd.	3,100	27,662
Kokuyo Company, Ltd.	6,900	57,507
Komatsu Seiren Company, Ltd.	2,000	7,895
Komatsu Wall Industry Company, Ltd.	1,000	10,665
Komori Corp.	5,200	64,233
Konishi Company, Ltd.	1,700	19,795
Kose Corp.	900	21,099
Kourakuen Corp.	1,200	15,595
KRS Corp.	900	8,521
Kumagai Gumi Company, Ltd. (I)	17,000	11,824
Kumiai Chemical Industry Company, Ltd. (L)	4,000	12,327
Kura Corp.	4	14,330
Kurabo Industries, Ltd.	22,000	37,394
Kureha Corp.	8,000	38,777
Kurimoto, Ltd. (I)	10,000	20,010
Kuroda Electric Company, Ltd.	3,100	42,689
Kyodo Printing Company, Ltd.	8,000	23,689
Kyodo Shiryo Company, Ltd.	8,000	10,263
Kyoei Steel, Ltd.	1,100	23,210
Kyokuto Securities Company, Ltd.	3,000	28,284
Kyokuyo Company, Ltd.	9,000	19,152
Kyorin Company, Ltd.	4,000	57,832
Kyoritsu Maintenance Company, Ltd.	1,200	17,605
Kyosan Electric Manufacturing Company, Ltd.	6,000	30,234
Kyowa Exeo Corp.	5,500	45,312
Kyudenko Corp.	4,000	23,982
Laox Company, Ltd. (I)	21,000	22,226
Lec, Inc.	700	12,432
Leopalace21 Corp. (I)	10,200	52,578
Life Corp.	2,700	46,763
Macnica, Inc.	1,300	21,282
Maeda Corp.	10,000	29,748
Maeda Road Construction Company, Ltd.	5,000	40,759
Maezawa Kasei Industries Company, Ltd.	1,100	10,979
Maezawa Kyuso Industries Company, Ltd.	1,500	20,468
Makino Milling Machine Company, Ltd. (I)	8,000	51,892
Mandom Corp.	1,000	27,232
Mars Engineering Corp.	700	14,297
Marubun Corp.	3,300	19,989
Marudai Food Company, Ltd.	12,000	34,281
Maruetsu, Inc.	6,000	24,806
Maruha Group, Inc.	26,385	37,470
Marusan Securities Company, Ltd.	7,800	47,489
Maruwa Company, Ltd.	1,100	23,355
Maruzen Showa Unyu Company, Ltd.	6,000	21,952

233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maspro Denkoh Corp.	1,600	$15,005
Matsuda Sangyo Company, Ltd.	1,400	26,003
Matsuya Company, Ltd. (I)(L)	2,800	26,305
Matsuya Foods Company, Ltd.	700	10,242
Max Company, Ltd.	3,000	32,046
Maxvalu Tokai Company, Ltd.	1,400	15,541
Megachips Corp. (I)	1,800	26,838
Megane Top Company, Ltd.	2,400	15,853
Megmilk Snow Brand Company, Ltd.	2,700	41,984
Meidensha Corp. (L)	10,000	44,525
Meiji Shipping Company, Ltd.	3,100	16,057
Meiko Network Japan Company, Ltd.	3,100	18,928
Meitec Corp.	2,300	45,057
Meito Sangyo Company, Ltd.	900	12,575
Meiwa Estate Company, Ltd. (I)	2,300	13,289
Melco Holdings, Inc.	1,200	26,513
Mercian Corp.	6,000	11,794
Michinoku Bank, Ltd.	14,000	28,677
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	26,088
Milbon Company, Ltd.	800	18,290
Mimasu Semiconductor
Industry Company, Ltd.	1,400	20,913
Minato Bank, Ltd.	16,000	20,834
Ministop Company, Ltd.	1,800	20,906
Misawa Homes Company, Ltd. (I)	3,600	12,522
Mitsuba Corpmitsuba Corp. (I)	4,000	25,291
Mitsubishi Kakoki Kaisha, Ltd.	7,000	19,176
Mitsubishi Materials Corp. (I)	440	1,267
Mitsubishi Paper Mills, Ltd. (I)	37,000	44,338
Mitsubishi Pencil Company, Ltd.	2,500	37,119
Mitsubishi Steel Manufacturing Company, Ltd.	16,000	39,033
Mitsuboshi Belting Company, Ltd.	6,000	27,540
Mitsui High-Tec, Inc. (I)	2,200	18,859
Mitsui Home Company, Ltd.	3,000	16,432
Mitsui Knowledge Industry Company, Ltd.	90	15,432
Mitsui Matsushima Company, Ltd.	10,000	19,975
Mitsui Mining Company, Ltd.	18,000	26,933
Mitsui Sugar Company, Ltd.	8,000	26,646
Mitsui-Soko Company, Ltd.	9,000	33,612
Mitsuuroko Company, Ltd.	3,200	23,710
Miura Company, Ltd.	1,800	46,892
Miyazaki Bank, Ltd.	14,000	42,451
Miyoshi Oil & Fat Company, Ltd.	9,000	14,057
Mizuho Investors Securities Company, Ltd.	31,000	32,511
Mizuno Corp.	7,000	30,908
Mochida Pharmaceutical Company, Ltd.	5,000	47,605
Modec, Inc.	700	12,563
Mori Seiki Company, Ltd.	4,800	58,956
Morinaga & Company, Ltd.	14,000	31,153
Morinaga Milk Industry Company, Ltd. (L)	12,000	47,245
Morita Corp.	3,000	14,755
MOS Food Services, Inc.	1,800	29,432
Moshi Moshi Hotline, Inc.	1,150	21,984
Mr. Max Corp.	3,200	14,168
Musashi Seimitsu Industry Company, Ltd.	1,500	31,965
Musashino Bank, Ltd.	2,600	74,661
Nachi-Fujikoshi Corp.	11,000	36,022
Nagaileben Company, Ltd.	900	20,825
Nagano Bank, Ltd.	8,000	15,745
Nagatanien Company, Ltd.	2,000	18,850
Nakamuraya Company, Ltd.	3,000	14,938
Nakayama Steel Works, Ltd. (I)	11,000	17,121
NEC Electronics Corp. (I)	2,800	28,381
NEC Fielding, Ltd.	1,200	16,231
NEC Leasing, Ltd.	800	10,304

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NEC Mobiling, Ltd.	700	$16,805
NEC Networks & System Integration Corp.	1,500	19,867
Net One Systems Company, Ltd.	31	39,407
Neturen Company, Ltd.	3,800	29,155
New Tachikawa Aircraft Company, Ltd.	500	27,835
Nice Corp.	6,000	13,225
Nichias Corp.	5,000	22,365
Nichicon Corp.	4,600	56,649
Nichiden Corp.	700	19,042
Nichiha Corp.	2,400	21,623
Nichii Gakkan Company, Ltd.	2,700	23,747
NICHIREI Corp.	18,000	67,269
Nichireki Company, Ltd.	3,000	14,086
Nidec Copal Corp.	1,200	17,076
Nidec Tosok Corp.	1,500	21,440
Nifco, Inc.	2,900	66,717
Nihon Chouzai Company, Ltd.	710	21,144
Nihon Dempa Kogyo Company, Ltd.	1,800	37,625
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,904
Nihon Kohden Corp.	2,300	42,326
Nihon M&A Center, Inc.	4	13,717
Nihon Nohyaku Company, Ltd.	4,000	23,070
Nihon Parkerizing Company, Ltd.	3,000	40,665
Nihon Shokuhin Kako Company, Ltd.	2,000	13,524
Nihon Unisys, Ltd.	5,100	34,217
Nihon Yamamura Glass Company, Ltd.	10,000	33,167
Nikkiso Company, Ltd.	3,000	21,961
Nippo Corp.	5,000	38,412
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	36,522
Nippon Carbon Company, Ltd.	12,000	39,430
Nippon Ceramic Company, Ltd.	2,100	25,442
Nippon Chemi-Con Corp. (I)	11,000	43,318
Nippon Chemical Industrial Company, Ltd.	7,000	16,782
Nippon Denko Company, Ltd.	4,000	29,838
Nippon Densetsu Kogyo Company, Ltd.	5,000	39,078
Nippon Fine Chemical Company, Ltd.	1,800	13,873
Nippon Flour Mills Company, Ltd.	9,000	44,866
Nippon Formula Feed Manufacturing
Company, Ltd. (I)	11,000	13,288
Nippon Gas Company, Ltd.	2,300	34,177
Nippon Kanzai Company, Ltd.	800	12,928
Nippon Kasei Chemical Company, Ltd.	9,000	17,240
Nippon Koei Company, Ltd.	8,000	23,606
Nippon Konpo Unyu Soko Company, Ltd.	5,000	56,421
Nippon Koshuha Steel Company, Ltd. (I)	8,000	8,647
Nippon Light Metal Company, Ltd. (I)	37,000	53,687
Nippon Metal Industry Company, Ltd.	10,000	16,270
Nippon Road Company, Ltd.	7,000	17,675
Nippon Seiki Company, Ltd.	3,000	35,465
Nippon Sharyo, Ltd.	8,000	47,854
Nippon Shinyaku Company, Ltd.	4,000	45,231
Nippon Signal Company, Ltd.	2,700	24,152
Nippon Soda Company, Ltd.	10,000	44,303
Nippon Suisan Kaisha, Ltd.	15,600	45,092
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	20,645
Nippon System Development Company, Ltd.	2,200	26,431
Nippon Thompson Company, Ltd.	6,000	41,749
Nippon Valqua Industries, Ltd.	8,000	17,548
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	43,574
Nipro Corp.	2,900	56,038
Nishimatsu Construction Company, Ltd.	29,000	37,864
Nishimatsuya Chain Company, Ltd.	3,600	37,380
Nissan Shatai Company, Ltd.	5,000	39,909

234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissen Holdings Company, Ltd.	3,100	$12,005
Nisshin Fudosan Company, Ltd.	2,900	16,074
Nisshin Oillio Group, Ltd.	9,000	43,542
Nissin Corp.	8,000	18,480
Nissin Electric Company, Ltd.	2,000	10,571
Nissin Kogyo Company, Ltd.	2,100	34,249
Nissui Pharmaceutical Company, Ltd.	1,600	12,007
Nitta Corp.	2,300	36,690
Nittan Valve Company, Ltd.	1,200	4,341
Nittetsu Mining Company, Ltd.	6,000	26,428
Nitto Boseki Company, Ltd. (I)	22,000	46,846
Nitto Kogyo Corp.	3,400	35,542
Nitto Kohki Company, Ltd.	1,000	22,329
Noevir Company, Ltd.	1,600	16,532
NOF Corp.	11,000	43,555
Nohmi Bosai, Ltd.	2,000	12,645
Noritake Company, Ltd.	12,000	34,765
Noritsu Koki Company, Ltd.	2,700	19,230
Noritz Corp.	900	13,864
NS Solutions Corp.	1,500	27,203
Obara Corp.	1,400	15,518
OBIC Business Consultants, Ltd.	300	14,647
Oenon Holdings, Inc.	8,000	15,739
Ogaki Kyoritsu Bank, Ltd.	24,000	82,935
Oiles Corp.	1,800	29,177
Oita Bank, Ltd.	12,000	44,128
Okabe Company, Ltd.	5,700	22,378
Okamoto Industries, Inc.	7,000	29,269
Okamoto Machine Tool Works, Ltd. (I)	7,000	11,169
Okamura Corp.	3,000	19,162
Okasan Holdings, Inc.	13,000	62,181
Oki Electric Industry Company, Ltd. (I)	43,000	35,894
Okinawa Electric Power Company, Inc.	1,100	57,429
OKK Corp. (I)	10,000	10,275
Okuma Holdings, Inc. (I)	9,000	65,700
Okumura Corp.	12,000	41,982
Okura Industrial Company, Ltd.	4,000	11,341
Okuwa Company, Ltd.	3,000	30,228
OMC Card, Inc. (I)(L)	10,900	19,360
Onoken Company, Ltd.	1,900	17,038
Onward Kashiyama Company, Ltd.	8,000	62,355
Optex Company, Ltd.	1,200	14,435
Organo Corp.	3,000	20,130
Origin Electric Company, Ltd. (I)	3,000	12,364
Osaka Steel Company, Ltd.	1,400	22,293
Osaki Electric Company, Ltd.	3,000	26,516
OSG Corp.	5,100	53,807
Oyo Corp.	2,700	23,234
Pacific Golf Group International Holdings KK	30	19,791
Pacific Industrial Company, Ltd.	5,000	27,497
Pal Company, Ltd.	950	19,074
PanaHome Corp.	5,000	33,379
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	25,323
Paramount Bed Company, Ltd.	1,100	21,491
Parco Company, Ltd.	5,400	45,495
Paris Miki, Inc.	1,100	10,579
Pasco Corppasco Corp.	5,000	9,737
Pasona Group, Inc.	22	14,497
Penta-Ocean Construction Company, Ltd.	28,500	39,339
Pigeon Corp.	1,000	37,181
Pilot Corp.	16	23,735
Piolax, Inc.	1,300	29,092
Pioneer Corp. (I)	10,500	38,373
Plenus Company, Ltd.	1,200	16,130

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Press Kogyo Company, Ltd. (I)	13,000	$32,357
Prima Meat Packers, Ltd.	16,000	16,948
Pronexus, Inc.	2,900	16,946
Rasa Industries, Ltd. (I)	10,000	11,222
Resorttrust, Inc.	2,100	30,730
Rhythm Watch Company, Ltd.	12,000	20,962
Ricoh Leasing Company, Ltd.	1,300	30,393
Riken Corp.	9,000	35,323
Riken Keiki Company, Ltd.	1,300	8,833
Riken Technos Corp.	3,000	9,718
Riken Vitamin Company, Ltd.	1,200	31,275
Ringer Hut Company, Ltd.	1,700	18,161
Risa Partners, Inc. (L)	30	16,212
Riso Kyoiku Company, Ltd.	361	18,512
Rock Field Company, Ltd.	1,000	14,598
Rohto Pharmaceutical Company, Ltd.	8,000	87,858
Roland Corp.	2,500	29,838
Round One Corp.	3,800	25,006
Royal Holdings Company, Ltd.	3,000	29,847
Ryobi, Ltd. (I)	9,000	30,336
Ryoden Trading Company, Ltd.	4,000	20,967
Ryohin Keikaku Company, Ltd.	1,300	54,749
Ryosan Company, Ltd.	2,300	58,596
Ryoshoku, Ltd.	800	18,719
Ryoyo Electro Corp.	2,600	24,895
S Foods, Inc.	500	4,134
Saibu Gas Company, Ltd.	19,000	53,238
Saizeriya Company, Ltd.	1,900	34,276
Sakai Chemical Industry Company, Ltd.	9,000	43,662
Sakata INX Corp.	6,000	29,311
Sakata Seed Corp.	2,700	36,248
Sala Corp.	1,500	9,080
San-A Company, Ltd.	700	26,323
San-Ai Oil Company, Ltd.	5,000	20,030
Sanden Corp.	8,000	29,456
Sanei-International Company, Ltd.	1,800	24,401
Sangetsu Company, Ltd.	2,100	47,545
Sankei Building Company, Ltd.	3,700	23,041
Sanken Electric Company, Ltd. (I)	12,000	45,854
Sanki Engineering Company, Ltd.	6,000	42,234
Sanko Marketing Foods Company, Ltd.	18	14,728
Sankyo Seiko Company, Ltd.	3,200	9,895
Sankyo-Tateyama Holdings, Inc. (I)	22,000	29,662
Sanoh Industrial Company, Ltd.	2,600	19,868
Sanrio Company, Ltd.	2,400	22,826
Sanshin Electronics Company, Ltd.	2,600	21,927
Sanwa Shutter Corp.	17,000	56,594
Sanyo Chemical Industries, Ltd.	5,000	29,884
Sanyo Denki Company, Ltd.	5,000	21,170
Sanyo Shokai, Ltd.	11,000	41,684
Sanyo Special Steel Company, Ltd. (I)	8,000	34,584
Sasebo Heavy Industries Company, Ltd.	9,000	18,877
Sato Corp.	1,700	24,248
Satori Electric Company, Ltd.	2,000	13,076
Sawai Pharmaceutical Company, Ltd.	900	58,708
Secom Techno Service Company, Ltd.	500	13,082
Seika Corp.	7,000	16,013
Seikagaku Corp.	1,700	17,727
Seiko Corp. (I)	11,000	28,954
Seiren Company, Ltd.	5,200	32,202
Sekisui Jushi Corp.	3,000	25,932
Sekisui Plastics Company, Ltd.	5,000	23,848
Senko Company, Ltd.	9,000	33,011
Senshukai Company, Ltd.	4,400	23,691
Shibusawa Warehouse Company, Ltd.	5,000	17,038

235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shibuya Kogyo Company, Ltd.	800	$6,340
Shikibo, Ltd.	11,000	16,244
Shikoku Bank, Ltd.	14,000	46,883
Shikoku Chemicals Corp.	3,000	16,713
Shima Seiki Manufacturing, Ltd.	1,700	37,871
Shimachu Company, Ltd.	3,400	72,531
Shimizu Bank, Ltd.	900	36,201
Shin Nippon Air Technologies Company, Ltd.	2,900	19,969
Shin Nippon Biomedical Laboratories, Ltd.	1,900	11,598
Shin-Etsu Polymer Company, Ltd.	3,000	22,823
Shin-Kobe Electric Machinery Company, Ltd.	2,000	19,413
Shinagawa Refractories Company, Ltd.	6,000	18,878
Shindengen Electric
Manufacturing Company, Ltd.	5,000	18,621
Shinkawa, Ltd.	1,500	23,031
Shinko Electric Company, Ltd.	12,000	27,993
Shinko Plantech Company, Ltd.	3,300	29,101
Shinko Shoji Company, Ltd.	2,700	23,254
Shinmaywa Industries, Ltd.	9,000	33,282
Shinwa Kaiun Kaisha, Ltd.	8,000	25,174
Shizuoka Gas Company, Ltd.	4,500	25,753
SHO-BOND Holdings Company, Ltd.	1,200	23,524
Shochiku Company, Ltd.	5,000	41,614
Showa Corp. (I)	3,500	27,865
Showa Sangyo Company, Ltd.	7,000	21,532
Siix Corp.	2,200	28,273
Simplex Technology, Inc.	40	20,665
Sinanen Company, Ltd.	6,000	24,842
Sintokogio, Ltd.	4,600	38,246
SMK Corp. (L)	6,000	30,826
So-net Entertainment Corp.	6	14,905
So-net M3, Inc.	6	20,507
Sogo Medical Company, Ltd.	600	13,180
Sohgo Security Services Company, Ltd.	4,600	53,252
SRI Sports, Ltd.	13	12,376
SSP Company, Ltd.	2,000	15,137
ST Chemical Company, Ltd.	1,100	12,305
St. Marc Holdings Company, Ltd.	900	30,518
Star Micronics Company, Ltd.	2,600	28,601
Starzen Company, Ltd.	6,000	15,982
Stella Chemifa Corp.	800	33,983
Sumikin Bussan Corp.	9,000	20,607
Suminoe Textile Company, Ltd. (I)	5,000	10,539
Sumiseki Holdings, Inc. (I)	4,400	4,331
Sumisho Computer Systems Corp.	1,700	24,648
Sumitomo Densetsu Company, Ltd.	4,200	20,355
Sumitomo Forestry Company, Ltd.	2,100	17,143
Sumitomo Light Metal Industries, Ltd. (I)	29,000	31,315
Sumitomo Mitsui Company, Ltd. (I)	28,700	24,875
Sumitomo Osaka Cement Company, Ltd.	30,000	52,005
Sumitomo Pipe & Tube Company, Ltd.	2,300	13,600
Sumitomo Real Estate Sales Company, Ltd.	490	21,238
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,749
Sumitomo Titanium Corp.	1,300	53,612
Sumitomo Warehouse Company, Ltd.	11,048	48,927
Sun Wave Corp.	4,000	15,360
SWCC Showa Holdings Company, Ltd. (I)	24,000	24,403
T Rad Company, Ltd.	7,000	20,009
T. Hasegawa Company, Ltd.	1,200	18,128
Tachi-S Company, Ltd.	2,700	29,410
Tachibana Eletech Company, Ltd.	1,500	11,997
Tadano, Ltd.	8,000	43,318
Taihei Dengyo Kaisha, Ltd.	3,000	27,403
Taihei Kogyo Company, Ltd.	5,000	21,428
Taiheiyo Cement Corp. (I)	64,000	91,776

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Taiho Kogyo Company, Ltd.	2,500	$20,033
Taikisha, Ltd.	2,100	33,778
Taisei Lamick Company, Ltd.	600	14,648
Taiyo Ink Manufacturing Company, Ltd.	1,200	32,167
Takagi Securities Company, Ltd.	7,000	13,051
Takamatsu Corp.	1,500	18,406
Takaoka Electric
Manufacturing Company, Ltd.	7,000	24,198
Takara Holdings, Inc.	11,000	61,687
Takara Standard Company, Ltd.	7,000	43,510
Takasago International Corp.	8,000	43,120
Takasago Thermal Engineering Company, Ltd.	4,000	31,621
Takihyo Company, Ltd.	3,000	15,179
Takiron Company, Ltd.	6,000	17,768
Takuma Company, Ltd. (I)	6,000	14,429
Tamron Company, Ltd.	1,500	25,140
Tamura Corp.	7,000	24,199
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	14,957
Tecmo Koei Holdings Company, Ltd.	2,100	15,006
Teikoku Electric Manufacturing Company, Ltd.	700	14,957
Teikoku Piston Ring Company, Ltd.	1,400	10,477
Teikoku Sen-I Company, Ltd.	2,000	9,926
Telepark Corp.	13	19,236
Tenma Corp.	1,800	20,874
The Fuji Fire & Marine Insurance
Company, Ltd (I)	15,000	20,010
The Hokkoku Bank, Ltd. (L)	25,000	92,805
The Hyakugo Bank, Ltd.	20,000	93,712
The Pack Corp.	1,300	19,502
The Yachiyo Bank, Ltd.	1,700	39,260
Tigers Polymer Corp.	1,000	3,916
TKC Corp.	1,500	27,678
TOA Corp.	22,000	24,949
Toagosei Company, Ltd.	13,000	55,212
Tobishima Corp. (I)	36,000	10,384
TOC Company, Ltd.	6,800	25,703
Tocalo Company, Ltd.	1,300	27,151
Tochigi Bank, Ltd.	11,000	48,095
Toda Corp.	17,000	61,059
Toda Kogyo Corp.	3,000	22,157
Toei Company, Ltd.	5,000	25,569
Toenec Corp.	4,000	21,730
Toho Bank, Ltd.	18,000	57,389
Toho Company, Ltd.	3,000	10,652
Toho Holdings Company, Ltd.	2,900	37,974
Toho Real Estate Company, Ltd.	3,000	15,955
Toho Titanium Company, Ltd.	1,700	41,887
Toho Zinc Company, Ltd.	8,000	39,310
Tohoku Bank, Ltd.	4,000	6,244
Tokai Carbon Company, Ltd.	12,000	69,865
Tokai Corp.	4,000	22,251
Tokai Rubber Industries, Ltd.	1,000	13,629
Tokai Tokyo Securities Company, Ltd.	16,000	66,776
Token Corp.	810	23,149
Tokimec, Inc.	5,000	8,818
Tokushima Bank, Ltd.	8,000	28,495
Tokushu Tokai Holdings Company, Ltd.	15,000	39,965
Tokyo Dome Corp.	11,000	31,308
Tokyo Energy & Systems, Inc.	2,000	13,773
Tokyo Ohka Kogyo Company, Ltd.	3,100	57,615
Tokyo Rakutenchi Company, Ltd.	2,000	7,780
Tokyo Rope Manufacturing Company, Ltd.	12,000	33,264
Tokyo Seimitsu Company, Ltd. (I)	2,600	44,911
Tokyo Style Company, Ltd.	4,000	27,815
Tokyo Tekko Company, Ltd.	4,000	12,198

236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Theatres Company, Inc.	9,000	$13,657
Tokyo Tomin Bank, Ltd.	2,800	37,167
Tokyotokeiba Company, Ltd.	19,000	27,034
Tokyu Community Corp.	700	16,395
Tokyu Construction Company, Ltd.	9,910	29,799
Tokyu Livable, Inc.	1,800	16,399
Tomato Bank, Ltd.	11,000	23,228
Tomen Devices Corp.	600	11,624
Tomen Electronics Corp.	1,900	23,039
Tomoe Corp.	2,200	5,625
Tomoe Engineering Company, Ltd.	800	11,388
Tomoku Company, Ltd.	6,000	13,695
Tomy Company, Ltd.	4,000	31,104
Tonami Holdings Company, Ltd.	6,000	12,743
Topcon Corp. (L)	5,900	32,609
Toppan Forms Company, Ltd.	3,500	38,647
Topre Corp.	4,300	34,080
Topy Industries, Ltd.	18,000	40,832
Toridoll Corp.	7	12,634
Torigoe Company, Ltd.	2,300	18,163
Torii Pharmaceutical Company, Ltd.	1,100	21,583
Torishima Pump Manufacturing Company, Ltd.	900	18,117
Toshiba Machine Company, Ltd.	8,000	34,075
Toshiba Plant Systems & Services Corp.	2,000	22,513
Toshiba TEC Corp.	9,000	35,637
Tosho Printing Company, Ltd. (I)	7,000	13,355
Totetsu Kogyo Company, Ltd.	3,000	16,619
Tottori Bank, Ltd.	4,000	10,761
Towa Bank, Ltd. (I)	21,000	14,371
Towa Corptowa Corp. (I)	2,200	16,932
Towa Pharmaceutical Company, Ltd.	600	30,543
Toyo Construction Company, Ltd.	34,000	17,422
Toyo Corp.	3,200	28,093
Toyo Electric Manufacturing Company, Ltd.	3,000	21,864
Toyo Engineering Corp.	8,000	30,736
Toyo Ink Manufacturing Company, Ltd.	13,000	58,363
Toyo Kanetsu KK	10,000	20,223
Toyo Kohan Company, Ltd.	4,000	24,124
Toyo Securities Company, Ltd.	6,000	12,458
Toyo Tanso Company, Ltd.	600	34,029
Toyo Tire & Rubber Company, Ltd.	15,000	34,998
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,201
Toyobo Company, Ltd.	43,936	69,965
Transcosmos, Inc. (I)	2,800	23,130
Trusco Nakayama Corp.	2,500	39,477
TS Tech Company, Ltd.	3,000	56,252
Tsubakimoto Chain Company, Ltd.	8,000	38,438
Tsugami Corp.	6,000	38,846
Tsukishima Kikai Company, Ltd.	2,000	13,950
Tsuruha Holdings, Inc.	1,000	35,786
Tsurumi Manufacturing Company, Ltd.	2,000	14,075
Tsutsumi Jewelry Company, Ltd.	1,100	24,466
U-Shin, Ltd.	2,300	18,361
Ube Material Industries, Ltd.	5,000	13,001
Uchida Yoko Company, Ltd.	4,000	13,294
ULVAC, Inc. (L)	2,400	62,329
Unicharm Petcare Corp.	1,000	31,718
Uniden Corp. (I)	9,000	26,101
Union Tool Company, Ltd.	800	22,384
Unipres Corp. (L)	1,500	21,182
United Arrows, Ltd.	2,400	26,246
Unitika, Ltd. (I)	45,000	36,596
Universe Company, Ltd.	1,100	14,671
Valor Company, Ltd.	4,100	33,434
Vantec Corp.	12	13,969

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Vital KSK Holdings, Inc.	3,900	$25,448
Wacom Company, Ltd.	26	39,647
Wakachiku Construction Company, Ltd. (I)	17,000	10,006
Warabeya Nichiyo Company, Ltd.	1,900	22,426
Watabe Wedding Corp.	1,100	12,170
Watami Company, Ltd. (L)	1,500	27,416
Xebio Company, Ltd.	1,500	30,267
Yahagi Construction Company, Ltd.	2,000	11,508
Yaizu Suisankagaku Industry Company, Ltd.	1,100	13,526
Yamabiko Corp.	1,200	14,750
Yamagata Bank, Ltd.	12,000	52,843
Yamanashi Chuo Bank, Ltd.	13,000	57,168
Yamatane Corp.	11,000	15,183
Yamazen Corp.	5,700	24,157
Yasuda Warehouse Company, Ltd.	2,900	17,574
Yellow Hat, Ltd.	2,200	15,110
Yodogawa Steel Works, Ltd.	10,000	44,650
Yokogawa Bridge Corp.	3,000	22,373
Yokohama Reito Company, Ltd.	4,000	28,659
Yokowo Company, Ltd.	2,000	12,925
Yomiuri Land Company, Ltd.	3,000	10,027
Yondenko Corpyondenko Corp.	3,000	13,961
Yonekyu Corp.	2,000	16,903
Yorozu Corp.	1,800	24,615
Yoshinoya D&C Company, Ltd.	32	34,088
Yuasa Trading Company, Ltd. (I)	21,000	19,999
Yuki Gosei Kogyo Co., Ltd. (I)	3,000	8,011
Yukiguni Maitake Company, Ltd.	3,400	16,545
Yuraku Real Estate Co., Ltd.	6,000	24,067
Yurtec Corp.	4,000	20,234
Yusen Air & Sea Service Company, Ltd.	800	12,043
Yushin Precision Equipment Company, Ltd.	1,100	16,569
Yushiro Chemical Industry Company, Ltd.	1,500	18,829
Zenrin Company, Ltd.	2,100	25,164
Zensho Company, Ltd. (L)	3,700	27,640
Zeon Corp.	11,000	64,270
Zeria Pharmaceutical Company, Ltd.	2,000	21,308
Zuken, Inc.	2,200	16,240

		23,612,170
Liechtenstein - 0.12%
Liechtensteinische Landesbank AG	1,361	98,808
Verwaltungs & Privat Bank AG	492	53,685

		152,493
Luxembourg - 0.22%
Oriflame Cosmetics SA	2,608	162,588
Regus PLC	66,614	112,619

		275,207
Netherlands - 2.13%
Aalberts Industries NV	9,340	149,087
Accell Group NV	762	37,732
Arcadis NV	6,428	135,846
ASM International NV (I)	5,593	149,871
BinckBank NV	4,026	71,184
Brit Insurance Holdings NV	8,660	98,815
Brunel International NV	825	28,910
Crucell NV (I)	6,081	124,835
CSM NV	1,547	48,027
Draka Holding NV (I)	3,237	57,141
Fornix Biosciences NV	819	9,733
Gamma Holding NV (I)	589	9,692
Heijmans NV (I)	2,023	39,206
Imtech NV	5,105	163,295
InnoConcepts NV (I)(L)	10,527	11,664

237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Kendrion NV (I)	204	$2,562
Koninklijke BAM Groep NV	13,292	103,540
Koninklijke Ten Cate NV	3,876	101,303
Nutreco Holding NV	2,385	150,386
OPG Groep NV	5,500	101,323
Ordina NV (I)	5,537	31,108
Pharming Group NV (I)	17,228	8,408
SBM Offshore NV	10,480	209,889
Sligro Food Group NV	2,169	72,361
Smit Internationale NV	2,223	180,143
SNS Reaal (I)	16,603	103,946
Telegraaf Media Groep NV	4,601	86,809
TKH Group NV	494	10,324
TomTom NV (I)(L)	15,548	131,616
Unit 4 Agresso NV (I)	1,920	49,030
USG People NV (I)	6,381	120,328
Wavin NV (I)	16,215	31,781

		2,629,895
New Zealand - 0.56%
Air New Zealand, Ltd.	19,275	17,360
Fisher & Paykel Appliances Holdings, Ltd. (I)	73,602	32,380
Fisher & Paykel Healthcare Corp.	26,769	62,274
Freightways, Ltd.	8,921	20,012
Infratil, Ltd.	21,668	26,431
Mainfreight, Ltd.	7,268	32,717
New Zealand Oil & Gas, Ltd.	41,930	46,139
New Zealand Refining Company, Ltd. (I)	10,733	30,398
Nuplex Industries, Ltd.	53,144	133,215
PGG Wrightson, Ltd. (I)	21,821	8,968
Pike River Coal, Ltd. (I)	21,968	14,355
Port of Tauranga, Ltd.	5,763	28,612
Pumpkin Patch, Ltd.	7,395	11,435
Ryman Healthcare, Ltd.	14,826	21,781
Sky City Entertainment Group, Ltd.	30,721	70,085
Sky Network Television, Ltd.	12,878	48,806
Tower, Ltd.	20,665	29,038
TrustPower, Ltd.	3,127	16,081
Vector, Ltd.	18,041	27,165
Warehouse Group, Ltd.	4,936	13,141

		690,393
Norway - 1.47%
Acta Holding ASA	24,000	12,038
Aktiv Kapital ASA (I)	4,600	30,605
Austevoll Seafood ASA (I)	6,000	45,080
Blom ASA (I)	2,500	3,681
Bonheur ASA	1,100	33,295
BW Offshore, Ltd. (I)	20,000	35,582
Camillo Eitzen & Company ASA (I)	1,300	2,587
Cermaq ASA (I)	9,600	112,067
Copeinca ASA (I)	9,200	77,311
Det Norske Oljeselskap ASA (I)	3,542	17,778
Det Norske Oljeselskap ASA (I)	49,000	60,920
EDB Business Partner ASA (I)	300	944
Eitzen Chemical ASA (I)	21,250	7,273
Eltek ASA	22,000	10,641
Ementor ASA	15,457	130,659
Ganger Rolf ASA	700	18,468
Kongsberg Automotive ASA (I)	29,400	23,615
Kongsberg Gruppen ASA	1,600	29,291
Kverneland Gruppen ASA (I)	15,000	8,707
Leroy Seafood Group ASA	1,000	24,225
Nordic Semiconductor ASA	5,500	87,917
Norske Skogindustrier ASA (I)	21,000	31,758

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Norwegian Air Shuttle ASA (I)	3,567	$86,800
Norwegian Energy Company AS (I)	16,500	51,071
ODIM ASA	4,800	36,255
Opera Software ASA (L)	8,100	32,252
Scana Industrier ASA	8,889	11,949
Sevan Marine ASA (I)	51,607	80,724
Solstad Offshore ASA	2,900	61,014
Songa Offshore SE (I)	14,000	63,581
Sparebanken Midt-Norge ASA (L)	3,000	24,219
TGS Nopec Geophysical Company ASA (I)	19,100	405,137
Tomra Systems ASA	15,212	74,472
Veidekke ASA	6,400	52,219
Wilhelm Wilhelmsen ASA	1,300	32,315

		1,816,450
Papua New Guinea - 0.01%
Highlands Pacific, Ltd. (I)	59,421	16,353
Peru - 0.05%
Hochschild Mining PLC	13,380	57,267
Portugal - 0.49%
Altri SGPS SA (I)	15,809	106,220
Banco BPI SA	14,556	38,675
BANIF SGPS SA	15,725	24,006
Finibanco Holding SGPS SA	4,965	9,673
Impresa (I)(L)	11,168	21,997
Investimentos Participacoes e Gestao SA (I)	15,959	12,989
Mota Engil	5,366	23,477
Portucel - Empresa Produtora de Pasta e
Papel SA	28,126	80,090
Redes Energeticas Nacionais SA	12,164	50,368
Semapa-Sociedade de Investimento & Gestao	5,253	55,742
Sonae Capital SGPS SA (L)	43,792	51,984
Sonae Capital SGPS SA (I)	16,889	13,907
Teixeira Duarte-Engenharia &
Construcoes SA (I)	21,736	31,329
Zon Multimedia SA (L)	14,900	76,315

		596,772
Singapore - 1.46%
Allgreen Properties, Ltd.	67,000	57,094
Asia Food & Properties, Ltd. (I)	190,000	69,125
ASL Marine Holdings, Ltd.	14,000	8,947
Ban Joo & Company, Ltd.	396,000	11,349
Banyan Tree Holdings, Ltd. (I)	54,000	28,764
Bukit Sembawang Estates, Ltd.	16,000	53,604
Cerebos Pacific, Ltd.	10,000	26,364
CH Offshore, Ltd.	38,000	17,764
China Merchants Holdings Pacific, Ltd.	50,000	22,344
Cosco Corp. Singapore, Ltd.	61,000	53,925
Creative Technology, Ltd.	6,650	23,893
CSE Global, Ltd.	55,000	39,016
Ezion Holdings, Ltd.	49,000	26,194
Ezra Holdings, Ltd.	30,000	50,462
First Resources, Ltd.	48,000	39,701
Food Empire Holdings, Ltd.	43,200	10,355
Gallant Venture, Ltd. (I)	71,000	12,396
Goodpack, Ltd.	27,000	33,780
Guocoland, Ltd.	18,000	30,629
Ho Bee Investment, Ltd.	18,000	23,169
Hong Fok Corp., Ltd. (I)	49,000	22,548
Hong Leong Asia, Ltd.	8,000	25,908
Hotel Plaza, Ltd.	21,500	24,143
Hotel Properties, Ltd.	24,000	39,637
HTL International Holdings, Ltd.	34,000	19,542
Hyflux, Ltd.	20,000	48,573

238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Indofood Agri Resources, Ltd. (I)	10,000	$15,959
Jaya Holdings, Ltd. (I)	51,000	24,434
Jurong Technologies Industrial Corp., Ltd. (I)	194,350	3,473
Kim Eng Holdings, Ltd. (I)	17,000	24,551
KS Energy Services, Ltd. (L)	20,000	18,588
Low Keng Huat Singapore, Ltd.	60,000	19,681
Metro Holdings, Ltd.	53,000	31,228
Midas Holdings, Ltd.	54,000	39,645
MobileOne, Ltd.	30,000	44,617
Oceanus Group, Ltd. (I)	116,000	29,034
Osim International, Ltd. (I)	43,000	27,275
Petra Foods, Ltd.	45,000	39,887
Raffles Education Corp., Ltd.	152,565	39,587
Raffles Medical Group, Ltd.	18,000	20,581
Rotary Engineering, Ltd.	22,000	16,628
SBS Transit, Ltd.	5,000	6,365
SC Global Developments, Ltd.	22,000	28,631
Singapore Land, Ltd.	9,000	43,792
Singapore Post, Ltd.	101,000	75,717
Stamford Land Corp., Ltd.	1,000	365
Straits Asia Resources, Ltd.	42,000	64,632
Super Coffeemix Manufacturing, Ltd.	42,000	22,272
Swiber Holdings, Ltd. (I)	20,000	14,967
Tat Hong Holdings, Ltd.	31,000	19,283
United Engineers, Ltd.	17,000	27,836
UOB-Kay Hian Holdings, Ltd.	24,000	28,968
Venture Corp., Ltd. (I)	20,000	124,690
WBL Corp., Ltd.	4,000	14,038
Wheelock Properties, Ltd.	38,000	51,220
Wing Tai Holdings, Ltd.	39,000	50,368
Yongnam Holdings, Ltd. (I)	87,000	16,755

		1,804,293
South Africa - 0.06%
First Uranium Corp. (I)	13,300	17,155
Great Basin Gold, Ltd. (I)	34,200	58,254

		75,409
Spain - 2.67%
Abengoa SA (I)	1,780	51,415
Afirma Grupo Inmobiliario SA (I)	30,139	11,471
Amper SA	1,783	12,738
Antena 3 de Television SA (L)	3,644	40,298
Banco Guipuzcoano SA (I)(L)	14,473	113,309
Banco Pastor SA (L)	16,144	93,913
Bolsas y Mercados Espanoles (L)	3,371	90,221
Caja De Ahorros Del Mediterraneo	5,428	45,080
Cementos Portland Valderrivas SA	1,547	39,638
Construcciones & Auxiliar de Ferrocarriles SA	394	231,785
Corporacion Dermoestetica SA (I)	1,972	7,456
Dinamia SA	1,158	15,970
Duro Felguera SA	1,775	18,919
Ebro Puleva SA	16,526	304,553
Elecnor SA	2,026	29,302
Ercros SA (I)	12,567	21,872
Faes Farma SA	15,161	69,975
Fluidra SA	3,227	11,578
General de Alquiler de Maquinaria (I)(L)	2,658	11,660
Gestevision Telecinco SA (L)	21,495	337,547
Grifols SA	8,696	130,171
Grupo Catalana Occidente SA	2,531	51,455
Grupo Empresarial Ence SA (I)	8,301	30,002
Grupo Empresarial Ence SA	6,890	24,902
Iberia Lineas Aereas de Espana SA (I)	110,285	384,851
Laboratorios Almirall SA	6,009	75,576

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Laboratorios Farmaceuticos Rovi SA	1,750	$15,972
NH Hoteles SA (I)	3,032	12,940
Obrascon Huarte Lain SA	3,281	94,967
Papeles y Cartones de Europa SA (I)	4,411	22,064
Pescanova SA	587	17,595
Promotora de Informaciones SA (I)(L)	9,049	32,541
Prosegur Cia de Seguridad SA	2,428	109,851
Realia Business SA (I)	9,431	20,446
Service Point Solutions SA (I)	6,171	7,422
Sociedad Nacional Inds.	12,960	24,421
Sol Melia SA	5,056	43,425
SOS Cuetara SA (I)	3,651	12,272
Tavex Algodonera SA (I)	6,482	4,656
Tecnicas Reunidas SA	2,066	130,017
Tubacex SA	10,312	41,229
Tubos Reunidos SA	9,106	26,189
Unipapel SA	209	3,120
Vidrala SA	2,521	64,020
Viscofan SA	6,729	176,742
Vocento SA (I)	9,411	59,734
Zeltia SA (I)	21,956	116,681

		3,291,961
Sweden - 3.08%
AarhusKarlshamn AB	5,545	150,566
Acando AB	6,279	12,049
Active Biotech AB (I)	2,172	34,133
AddTech AB	2,310	38,955
Angpanneforeningen AB	1,768	55,178
Axfood AB	1,565	45,962
Axis Communications AB	9,260	137,249
BE Group AB	4,723	31,288
Bergman & Beving AB	3,490	51,136
Betsson Abbetsson AB (I)	2,976	51,134
Billerud Aktibolag AB	18,295	148,669
Biovitrum AB (I)	9,497	50,165
Bure Equity AB (I)	7,860	28,618
Clas Ohlson AB	4,002	72,939
Cloetta AB (I)	2,181	12,654
Concordia Maritime AB	2,200	6,834
D. Carnegie & Company AB (I)	845,205	0
Duni Abduni AB	6,481	58,278
East Capital Explorer AB (I)	3,589	40,816
Elekta AB	18,112	506,348
Enea AB	1,999	11,783
Eniro AB (I)	19,984	63,708
Fagerhult AB	749	13,480
G & L Beijer AB	1,125	34,916
Haldex AB (I)	6,370	52,000
Hoganas AB	4,776	131,187
Holmen AB, Series B	4,455	119,661
Industrial & Financial Systems AB	3,487	44,380
Indutrade AB (I)	1,973	44,979
Intrum Justitia AB (L)	6,104	77,153
JM AB	8,981	158,473
KappAhl Holding AB	8,073	77,212
Lindab International AB	6,008	60,559
Loomis AB	2,001	25,783
Lundin Petroleum AB (I)	10,632	90,074
Mekonomen AB	2,150	48,110
Modern Times Group AB, Series B	2,152	125,294
Munters AB	6,114	43,848
NCC AB	8,075	141,049
Net Insight AB (I)(L)	40,297	26,464
New Wave Group AB	6,024	30,891

239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Nibe Industrier AB	6,731	$77,390
Nobia AB (I)	17,611	94,171
OEM International AB	1,799	11,606
ORC Software AB	1,548	35,985
PA Resources AB (I)	19,862	68,544
Peab AB	14,016	86,101
Proffice AB (I)	6,320	23,527
Q-Med AB	7,447	72,020
Rezidor Hotel Group AB (I)	8,897	41,315
RNB Retail & Brands AB (I)	31,521	45,073
SAS AB (L)	131,137	48,703
Seco Tools AB (I)	2,691	34,749
Studsvik AB (I)	218	2,443
Sweco AB	3,557	29,678
TradeDoubler AB (I)	4,887	26,843
Trelleborg AB, Series B	18,933	138,532

		3,790,655
Switzerland - 4.97%
Advanced Digital Broadcast Holdings SA (I)	245	10,342
Affichage Holding AG	88	8,767
AFG Arbonia-Forster Holding AG	1,594	38,046
Allreal Holding AG	575	70,829
Aryzta AG	4,774	209,280
Ascom Holding AG (I)	3,146	33,403
Bank Coop AG	1,620	108,664
Bank Sarasin & Compagnie AG	3,236	134,224
Banque Privee Edmond de Rothschild SA	1	24,538
Barry Callebaut AG (I)	122	78,828
Basilea Pharmaceutica AG (I)	776	60,100
Belimo Holding AG	24	30,255
Berner Kantonalbank	285	64,626
Bobst Group AG (I)	1,189	45,157
Bucher Industries AG	751	101,930
Burckhardt Compression Holding AG	370	73,066
Centralschweizerische Kraftwerke AG	127	39,264
Charles Voegele Holding AG (I)	998	44,994
Cicor Technologies (I)	322	10,064
Clariant AG (I)(L)	35,700	453,096
Compagnie Financiere Tradition SA BR	211	23,861
Cytos Biotechnology AG (I)	166	1,865
Daetwyler Holding AG	778	50,175
Dufry Group AG (I)(L)	1,841	147,559
EFG International (L)	5,629	97,745
Elektrizitaets-Gesellschaft Laufenburg AG	11	8,421
Emmi AG	319	44,438
EMS-Chemie Holding AG (I)	735	100,870
Energiedienst Holding AG	559	29,962
Ferrexpo PLC	5,555	31,607
Flughafen Zuerich AG	380	135,155
Forbo Holding AG	196	84,166
Galenica Holding AG	437	173,592
GAM Holding, Ltd. (I)	25,978	318,832
Georg Fischer AG (I)	952	349,064
Gottex Fund Management Holdings, Ltd.	1,478	12,339
Helvetia Patria Holding AG	307	107,513
Kaba Holding AG	317	94,885
Komax Holding AG	777	66,440
Kudelski SA	4,675	143,818
Kuoni Reisen Holding AG	248	99,410
LEM Holding SA	52	16,789
Logitech International SA (I)	9,485	155,486
Luzerner Kantonalbank AG	127	36,066
Meyer Burger Technology AG (I)	3,227	80,693
Micronas Semiconductor Holding AG (I)	5,145	27,356

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Mobilezone Holding AG	3,138	$27,360
Mobimo Holding AG (I)	528	95,644
Orascom Development Holding AG (I)	1,134	84,820
Orell Fuessli Holding AG	136	18,063
Panalpina Welttransport Holding AG	1,313	111,603
Partners Group Holding AG	682	96,544
Petroplus Holdings AG (I)	9,787	182,005
Phoenix Mecano AG	31	14,933
PubliGroupe SA (I)	20	1,993
Rieter Holding AG (I)	430	125,110
Romande Energie Holding SA	52	85,822
Schaffner Holding AG (I)	40	6,261
Schmolz + Bickenbach AG (I)	945	27,932
Schulthess Group AG	615	27,622
Schweizerhall Holding AG	303	45,949
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	37,765
Siegfried Holding AG (I)	53	4,797
St. Galler Kantonalbank	55	25,094
Sulzer AG	1,485	144,466
Swissfirst AG	655	24,151
Swissquote Group Holding SA	1,093	47,638
Tamedia AG	188	15,317
Tecan Group AG	628	48,230
Temenos Group AG (I)(L)	8,708	256,117
Unaxis Holding AG (I)	710	24,156
Valiant Holding AG	527	102,700
Valora Holding AG	284	73,511
Vaudoise Assurances Holding SA	138	27,083
Von Roll Holding AG (I)(L)	7,878	52,535
Vontobel Holding AG	3,372	99,743
WMH Walter Meier AG (I)	163	21,938
Ypsomed Holding AG (I)	276	17,802
Zuger Kantonalbank	17	75,776

		6,128,060
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.16%
Dragon Oil PLC (I)	13,752	101,337
Lamprell PLC	26,117	95,974

		197,311
United Kingdom - 16.80%
888 Holdings PLC	12,231	18,394
A.G. Barr PLC	3,000	43,374
Aberdeen Asset Management PLC	50,933	100,569
AEA Technology PLC (I)	19,508	6,365
Aegis Group PLC	41,203	79,427
Afren PLC (I)	29,877	46,623
Alexon Group PLC (I)	6,881	2,402
Alizyme PLC (I)	22,479	0
Amlin PLC	32,461	191,073
Anglo Pacific Group PLC	9,978	36,796
Antisoma PLC	56,367	6,419
Arriva PLC (I)	22,313	248,441
Ashmore Group PLC	7,731	30,941
Ashtead Group PLC	54,314	78,608
Aveva Group PLC	9,024	162,366
Avis Europe PLC	32,519	15,914
Babcock International Group PLC	19,623	179,256
Balfour Beatty PLC	32,052	142,276
Barratt Developments PLC	98,477	185,613
BBA Aviation PLC	46,790	138,761
Beazley PLC	57,792	95,045

240

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Bellway PLC	10,163	$118,667
Berkeley Group Holdings PLC (I)	13,633	168,506
Biocompatibles International PLC	1,454	5,211
BlueBay Asset Management PLC	1,178	6,435
Bodycote PLC	19,111	60,989
Bovis Homes Group PLC	13,879	84,146
Brammer PLC	8,722	17,440
Brewin Dolphin Holdings PLC	23,416	51,579
British Polythene Industries PLC	4,443	16,995
Britvic PLC	32,362	227,822
BSS Group PLC	10,051	43,602
BTG PLC	23,153	62,602
Capital & Regional PLC	28,406	15,196
Care UK PLC	9,246	62,652
Carillion PLC	24,339	120,554
Carpetright PLC	4,169	50,648
Carphone Warehouse Group PLC (I)	12,175	29,469
Charles Taylor Consulting PLC	3,000	9,925
Charter International PLC	8,755	99,888
Chaucer Holdings PLC	24,034	17,878
Chemring Group PLC (I)	7,484	376,402
Chime Communications PLC	5,129	13,926
Chloride Group PLC	19,191	61,237
Cineworld Group PLC	6,663	18,952
Close Brothers Group PLC	16,016	188,299
Collins Stewart PLC	14,755	19,717
Colt Telecom Group SA (I)	31,617	60,976
Communisis PLC (I)	1	0
Computacenter PLC	9,482	44,117
Connaught PLC	7,981	29,885
Cookson Group PLC (I)	16,806	139,525
Corin Group PLC	4,523	4,188
Costain Group PLC	35,989	13,087
Cranswick PLC (I)	8,814	107,776
Creston PLC	10,587	14,458
Croda International PLC (I)	10,908	155,236
CSR PLC (I)	18,505	128,513
D.S. Smith PLC	57,738	117,908
Daily Mail & General Trust	17,811	134,331
Dairy Crest Group PLC	13,990	79,158
Dana Petroleum PLC (I)	5,361	97,823
Davis Service Group PLC	17,163	109,964
De La Rue PLC	7,909	111,082
Debenhams PLC (I)	116,644	133,766
Dechra Pharmaceuticals PLC	6,519	41,126
Delta PLC	19,741	56,877
Devro PLC	825	2,017
Dicom Group PLC (I)	12,964	44,435
Dignity PLC	6,336	59,437
Dimension Data Holdings PLC	202,957	281,230
Domino Printing Sciences PLC	15,811	92,982
Domino’s Pizza UK & IRL PLC	7,102	36,501
DSG International PLC	231,071	122,737
DTZ Holdings PLC	9,217	10,209
Dunelm Group PLC	9,530	53,548
Eaga PLC	11,841	25,780
easyJet PLC (I)	10,512	73,273
Electrocomponents PLC	45,730	152,808
Elementis PLC (I)	54,724	47,360
Enterprise Inns PLC (I)	34,056	62,094
Euromoney Institutional Investor PLC	8,075	63,713
Evolution Group PLC	24,073	46,279
F&C Asset Management PLC	41,888	39,544
Filtrona PLC	27,028	89,425
Findel PLC	90,938	35,138

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
FirstGroup PLC	22,912	$124,941
Forth Ports PLC	5,900	124,333
Fortune Oil PLC	368,591	41,940
Galiform PLC (I)	113,752	132,940
Galliford Try PLC	8,666	42,179
Game Group PLC	24,150	35,951
Gem Diamonds, Ltd. (I)	12,666	47,701
Genus PLC (I)	5,336	55,403
GKN PLC (I)	85,291	178,367
Go-Ahead Group PLC	3,744	79,830
Greene King PLC	14,983	102,020
Greggs PLC	8,678	64,092
Halfords Group PLC	30,497	219,262
Halma PLC (I)	51,425	196,945
Hampson Industries PLC	32,209	29,672
Hardy Oil & Gas PLC (I)	5,072	16,329
Hargreaves Lansdown PLC	14,963	74,198
Hays PLC	61,521	101,380
Headlam Group PLC	4,631	18,953
Helical Bar PLC	8,263	42,319
Henderson Group PLC	72,524	155,088
Heritage Oil, Ltd. (I)	9,831	83,759
Hikma Pharmaceuticals PLC	18,634	178,739
Hill & Smith Holdings PLC	6,401	33,474
HMV Group PLC	36,339	46,651
Holidaybreak PLC	11,700	48,682
Homeserve PLC	1,234	33,521
Hunting PLC	11,768	110,011
Hyder Consulting PLC	3,872	15,047
IG Group Holdings PLC	29,583	180,498
Imagination Technologies Group PLC	42,994	158,319
IMI PLC	32,106	321,205
Inchcape PLC (I)	255,250	114,327
Informa PLC	11,179	65,772
Intec Telecom Systems PLC	31,864	28,053
Intermediate Capital Group PLC	42,152	173,559
International Personal Finance PLC	53,398	194,580
Interserve PLC	12,721	41,794
ITE Group PLC	2,104	4,581
J.D. Wetherspoon PLC	9,690	74,341
James Fisher & Sons PLC	4,579	29,947
Jardine Lloyd Thompson Group PLC (I)	12,662	106,731
Jazztel PLC (I)	16,347	68,325
JKX Oil & Gas PLC	8,683	37,200
John Wood Group PLC	23,567	129,783
Keller Group PLC	4,607	47,287
Kesa Electricals PLC	45,975	88,635
Kier Group PLC	2,737	45,732
Kingston Communications PLC	117,578	87,467
Ladbrokes PLC	55,844	134,548
Laird Group PLC	26,527	49,599
Logica PLC (I)	96,156	199,362
Lookers PLC (I)	17,654	15,476
Low & Bonar PLC	21,034	10,205
M.J. Gleeson Group PLC	8,478	17,079
Marston’s PLC	25,080	34,944
McBride PLC (I)	14,770	51,102
Mears Group Plcmears Group PLC	8,289	35,218
Meggitt PLC (I)	78,086	362,632
Melrose PLC	47,765	159,467
Michael Page International PLC	14,574	88,518
Micro Focus International PLC	27,844	211,776
Millennium & Copthorne Hotels PLC	12,527	92,243
Minerva PLC (I)	20,686	29,895
Misys PLC	47,807	175,979

241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Mitchells & Butlers PLC (I)	28,719	$138,253
Mitie Group PLC (I)	21,404	74,221
Mondi PLC	44,478	313,534
Moneysupermarket.com Group PLC	5,677	5,857
Morgan Crucible Company PLC	22,928	70,807
Mothercare PLC (I)	6,928	63,197
Mouchel Parkman PLC	23,900	65,369
MWB Group Holdings PLC (I)	11,618	7,368
N. Brown Group PLC	16,271	54,071
National Express Group PLC (I)	34,580	120,365
NCC Group, Ltd.	4,560	25,637
Northern Foods PLC (I)	35,909	31,824
Northgate PLC (I)	1,332	3,783
Northumbrian Water Group PLC	29,783	128,015
Novae Group PLC	2,997	13,453
Optos PLC (I)	3,748	6,797
Oxford Biomedica PLC (I)	63,470	9,342
Oxford Instruments PLC	2,558	10,425
Pace Micro Technology PLC (I)	26,281	76,678
Paypoint PLC	6,600	35,078
Pendragon PLC (I)	63,903	22,560
Persimmon PLC	21,078	149,076
Petropavlovsk PLC	8,738	158,005
Photo-Me International PLC	24,627	13,750
Pinewood Shepperton PLC	3,284	7,517
Premier Farnell PLC	47,494	162,495
Premier Foods PLC (I)	141,827	68,391
Premier Oil PLC (I)	6,376	119,554
Prostrakan Group PLC (I)	7,836	10,169
Provident Financial PLC	11,362	149,688
Psion PLC	13,365	16,037
Punch Taverns PLC (I)	14,745	17,943
PV Crystalox Solar PLC	29,464	21,476
PZ Cussons PLC	17,701	73,099
Qinetiq PLC	59,423	120,751
Quintain Estates & Development PLC	54,012	46,579
Rank Group PLC	41,760	74,572
Rathbone Brothers PLC	4,853	64,416
Redrow PLC	28,411	61,140
Renishaw PLC	2,747	27,228
Restaurant Group PLC	15,474	54,723
Rightmove PLC	11,119	113,755
RM PLC	10,003	26,370
ROK PLC	7,381	4,484
Rotork PLC	16,023	341,328
Royalblue Group PLC	4,471	89,868
RPC Group PLC	11,979	47,245
RPS Group PLC (I)	17,736	54,997
Salamander Energy PLC	13,282	53,386
Savills PLC	12,736	67,269
Scott Wilson Group PLC	9,922	13,398
SDL PLC	17,692	131,297
Shanks Group PLC	57,986	88,942
Skyepharma PLC (I)	1,272	889
Smiths News PLC	16,404	28,109
Soco International PLC	3,256	81,823
Southern Cross Healthcare, Ltd. (I)	15,726	21,663
Spectris PLC	10,418	130,661
Spice PLC	37,950	16,967
Spirax-Sarco Engineering PLC	10,190	216,766
Spirent Communications PLC	61,445	115,540
Sportech PLC (I)	11,390	8,810
Sports Direct International PLC	15,902	25,800
SSL International PLC	32,050	395,090
St James’s Place PLC	12,959	51,176

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
St. Modwen Properties PLC	14,271	$41,864
Stagecoach Group PLC	31,175	86,636
Sthree PLC	8,144	42,033
STV Group PLC (I)	2,685	2,278
Synergy Health PLC	5,377	49,045
TalkTalk Telecom Group PLC (I)	24,348	47,663
Tate & Lyle PLC	32,696	225,199
Taylor Woodrow PLC (I)	231,863	132,662
Telecity Group PLC (I)	16,984	109,129
The Weir Group PLC	22,969	325,471
Thorntons PLC	4,184	7,428
Tomkins PLC	19,429	276,669
Topps Tiles PLC (I)	15,591	12,897
Travis Perkins PLC (I)	12,148	150,641
Tribal Group PLC	7,453	8,774
Trinity Mirror PLC	6,673	15,098
TT electronics PLC (I)	14,769	22,527
Tullett Prebon PLC	20,558	109,003
UK Coal PLC	28,144	21,466
UK Mail Group PLC	2,825	13,794
Ultra Electronics Holdings PLC (I)	5,588	127,374
Umeco PLC	10,112	55,430
Uniq PLC (I)	9,690	3,119
United Business Media, Ltd.	12,014	99,869
UTV Media PLC	14,284	26,674
Vectura Group PLC (I)	29,652	21,141
Victrex PLC	6,726	89,886
Vitec Group PLC	1,250	7,678
VP PLC	637	1,765
VT Group PLC	33,412	381,201
W.S. Atkins PLC (I)	9,549	89,896
Wellstream Holdings PLC	6,656	66,196
WH Smith PLC	12,472	92,022
William Hill PLC	39,825	127,748
Wilmington Group PLC	8,076	16,052
Wolfson Microelectronics PLC (I)	12,200	28,142
WSP Group PLC (I)	7,096	31,340
Xchanging PLC	19,640	57,734
Yell Group PLC (I)	116,656	72,742
Yule Catto & Company PLC (I)	6,992	18,822

		20,709,596
United States - 0.34%
Anatolia Minerals Development, Ltd.	17,500	74,607
Golden Star Resources, Ltd. (I)	27,300	104,561
Jaguar Mining, Inc.	7,500	69,044
Minera Andes, Inc.	25,000	22,892
Royal Gold, Inc.	954	44,316
SXC Health Solutions Corp. (I)	1,600	108,337

		423,757

TOTAL COMMON STOCKS (Cost $136,695,782)		$121,089,096

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	14,479	32,072

TOTAL PREFERRED STOCKS (Cost $34,807)		$32,072

RIGHTS - 0.00%
Australia - 0.00%
Adamus Resources, Ltd. (Expiration Date:
04/12/2010, Stirke Price: AUD 0.36) (I)	4,573	168
Ausdrill, Ltd. (Expiration Date: 04/29/2010,
Strike Price: AUD 2.00)	2,579	260

242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Australia (continued)
Catalpa Resources, Ltd. (Expiration Date:
04/16/2010, Strike Price: AUD 1.25) (I)	$862	$174

		602
Spain - 0.00%
Banco Pastor SA (Expiration Date:
04/15/2010, Strike Price: EUR 45.00) (I)(L)	16,144	2,093

TOTAL RIGHTS (Cost $3,811)		$2,695

WARRANTS - 0.00%
Canada - 0.00%
Tembec, Inc. (Expiration Date: 03/03/2012) (I)	2,462	388
Hong Kong - 0.00%
Cheuk Nang Holdings, Ltd. (Expiration Date:
11/23/2010, Strike Price HKD 1.60) (I)	4,072	666
Goldin Properties Holdings, Ltd. (Expiration
Date: 08/28/2010, Strike Price:
HKD 6.00) (I)	4,500	2
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80) (I)	45,200	1,013

		1,681

TOTAL WARRANTS (Cost $2,524)		$2,069

SHORT-TERM INVESTMENTS - 7.27%
Short-Term Securities* - 2.80%
State Street Institutional Liquid Reserves
Fund, 0.1186%	$3,446,776	3,446,776
Securities Lending Collateral - 4.47%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	550,834	5,513,191

TOTAL SHORT-TERM INVESTMENTS (Cost $8,960,662)		$8,959,967

Total Investments (International Small Company Trust)
(Cost $145,697,586) - 105.52%		$130,085,899
Other assets and liabilities, net - (5.52%)		(6,808,740)

TOTAL NET ASSETS - 100.00%		$123,277,159

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.78%
Australia - 0.79%
Brambles, Ltd.	1,018,021	$6,866,534
Austria - 0.98%
Telekom Austria AG	609,930	8,530,616
Bermuda - 0.60%
PartnerRe, Ltd.	65,540	5,224,849
Brazil - 0.67%
Empresa Brasileira de Aeronautica
SA, ADR (L)	243,880	5,843,365
Canada - 1.84%
Biovail Corp.	545,700	9,128,581
Talisman Energy, Inc.	400,540	6,850,175

		15,978,756

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 1.30%
China Telecom Corp., Ltd.	12,760,427	$6,286,275
Shanghai Electric Group Company, Ltd.	10,289,909	5,000,156

		11,286,431
France - 11.32%
AXA SA	698,761	15,525,839
Cap Gemini SA	136,830	6,746,365
Compagnie Generale des Etablissements
Michelin, Class B	42,640	3,137,573
France Telecom SA	986,066	23,615,527
GDF Suez	146,950	5,681,321
Sanofi-Aventis SA	238,803	17,828,843
Total SA	253,136	14,701,062
Vivendi SA	418,520	11,213,991

		98,450,521
Germany - 9.80%
Bayerische Motoren Werke (BMW) AG	213,056	9,819,698
Celesio AG	168,730	5,394,922
Deutsche Post AG	291,761	5,052,585
E.ON AG	276,860	10,224,583
Merck KGaA	132,570	10,737,994
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	94,584	15,352,576
SAP AG	276,230	13,383,201
Siemens AG	140,641	14,090,398
Symrise AG	47,200	1,121,975

		85,177,932
Hong Kong - 1.47%
China Mobile, Ltd.	353,000	3,389,750
Hutchison Whampoa, Ltd.	1,287,031	9,398,046

		12,787,796
Israel - 0.51%
Check Point Software Technologies, Ltd. (I)	125,621	4,404,272
Italy - 1.71%
Autogrill SpA (I)	756,503	9,195,193
UniCredit Italiano SpA (I)	1,914,306	5,650,218

		14,845,411
Japan - 7.76%
Mitsubishi UFJ Financial Group	1,081,900	5,645,694
Nintendo Company, Ltd.	52,795	17,629,767
Sompo Japan Insurance, Inc.	610,000	4,280,244
Sony Corp.	302,104	11,573,333
Takeda Pharmaceutical Company, Ltd.	110,100	4,844,540
Toyota Motor Corp.	266,730	10,724,545
USS Company, Ltd.	188,150	12,748,747

		67,446,870
Netherlands - 7.48%
ING Groep NV (I)	2,373,780	23,668,531
Philips Electronics NV (L)	374,765	12,031,807
Randstad Holdings NV (I)	147,310	7,009,401
Reed Elsevier NV	656,920	7,992,478
Royal Dutch Shell PLC	520,206	14,346,997

		65,049,214
Norway - 5.14%
Aker Solutions ASA	712,550	11,118,569
Statoil ASA	758,270	17,629,659
Telenor ASA (I)	1,174,695	15,926,899

		44,675,127
Russia - 0.80%
Gazprom OAO, SADR	295,600	6,937,732

243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 3.12%
Flextronics International, Ltd. (I)	1,678,160	$13,156,774
Singapore Telecommunications, Ltd.	6,156,000	13,983,051

		27,139,825
South Korea - 4.15%
KB Financial Group, Inc., ADR (L)	263,243	12,625,134
Samsung Electronics Company, Ltd.	32,370	23,412,476

		36,037,610
Spain - 2.88%
Iberdrola SA	1,007,538	8,532,430
Telefonica SA	699,229	16,546,766

		25,079,196
Sweden - 1.98%
Ericsson (LM), Series B	1,176,754	12,318,512
Niscayah Group AB	2,531,581	4,876,850

		17,195,362
Switzerland - 7.96%
Adecco SA (L)	249,600	14,180,638
Lonza Group AG (L)	32,150	2,624,130
Nestle SA	329,940	16,880,147
Novartis AG	200,420	10,831,900
Roche Holdings AG	57,720	9,366,673
Swiss Reinsurance Company, Ltd.	204,921	10,077,546
UBS AG (I)	325,050	5,277,202

		69,238,236
Taiwan - 3.85%
Compal Electronics, Inc.	7,371,051	9,637,541
Compal Electronics, Inc., GDR (S)	2,082	13,620
Lite-On Technology Corp.	7,648,948	10,144,400
Taiwan Semiconductor
Manufacturing Company, Ltd.	7,095,581	13,693,452

		33,489,013
United Kingdom - 18.98%
Aviva PLC	2,056,140	12,012,836
BAE Systems PLC	1,347,990	7,609,728
BP PLC	1,838,675	17,412,257
British Sky Broadcasting Group PLC	1,242,083	11,377,095
G4S PLC	2,234,890	8,873,803
GlaxoSmithKline PLC	694,684	13,330,925
Hays PLC	4,052,240	6,677,653
HSBC Holdings PLC	378,010	3,832,375
Kingfisher PLC	3,914,140	12,745,434
Marks & Spencer Group PLC	713,900	4,012,473
Old Mutual PLC (I)	2,664,980	4,950,562
Pearson PLC	731,431	11,494,221
Premier Foods PLC (I)	6,627,502	3,195,875
Rentokil Initial PLC (I)	3,183,708	6,301,976
Rexam PLC	901,710	4,002,408
Tesco PLC	655,600	4,334,697
The Sage Group PLC	1,338,860	4,861,186
Vodafone Group PLC	12,087,598	27,968,383

		164,993,887
United States - 1.69%
ACE, Ltd.	280,412	14,665,548

TOTAL COMMON STOCKS (Cost $872,381,440)		$841,344,103

SHORT-TERM INVESTMENTS - 7.85%
Short-Term Securities* - 2.85%
Paribas Corp., Time Deposit, 0.050%	$24,800,000	24,800,000

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 5.00%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$4,343,037	$43,468,591

TOTAL SHORT-TERM INVESTMENTS (Cost $68,267,211)		$68,268,591

Total Investments (International Value Trust)
(Cost $940,648,651) - 104.63%		$909,612,694
Other assets and liabilities, net - (4.63%)		(40,215,965)

TOTAL NET ASSETS - 100.00%		$869,396,729

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.92%
U.S. Treasury Bonds - 27.55%
4.375%, 11/15/2039	$4,000,000	$3,782,500
4.625%, 02/15/2040	4,000,000	3,942,500
5.375%, 02/15/2031	3,000,000	3,318,750
6.250%, 08/15/2023	4,000,000	4,806,876
7.250%, 08/15/2022	7,000,000	9,097,816
7.500%, 11/15/2016	4,000,000	5,051,564
7.875%, 02/15/2021	19,256,000	25,899,320
8.125%, 08/15/2019 to 08/15/2021 (F)	16,477,000	22,389,542
8.750%, 08/15/2020	20,150,000	28,480,750
8.875%, 08/15/2017	4,000,000	5,461,564

		112,231,182
Federal Home Loan Mortgage Corp. - 2.03%
4.000%, 11/15/2019	864,735	878,569
4.750%, 11/17/2015	5,000,000	5,439,305
5.000%, 12/01/2034	1,737,912	1,804,849
6.500%, 04/01/2029 to 08/01/2034	116,387	128,043
7.500%, 06/01/2010 to 05/01/2028	28,324	30,915

		8,281,681
Federal National Mortgage Association - 2.86%
4.664%, 05/01/2013	1,072,948	1,134,634
4.918%, 02/01/2013	1,619,038	1,703,459
5.375%, 07/15/2016	4,000,000	4,451,092
5.629%, 12/01/2011	1,279,673	1,331,290
5.937%, 11/01/2011	683,400	708,995
6.046%, 05/01/2012	789,265	831,890
6.078%, 03/01/2012	493,404	518,711
6.085%, 10/01/2011	839,188	871,395
6.500%, TBA (B)	100,000	108,375
7.000%, 06/01/2029	1,421	1,554

		11,661,395
Government National Mortgage Association - 0.36%
6.000%, 12/15/2013 to 04/15/2035	265,829	288,000
6.500%, 06/15/2028 to 02/15/2035	150,222	164,969
7.000%, 11/15/2031 to 11/15/2033	881,170	976,207
8.000%, 07/15/2030	12,612	13,914

		1,443,090
U.S. Department of Housing & Urban Development - 0.12%
7.498%, 08/01/2011	491,000	493,811

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $128,869,811)		$134,111,159

244

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.68%
Brazil - 1.22%
Federative Republic of Brazil
5.875%, 01/15/2019	$1,725,000	$1,854,375
7.125%, 01/20/2037	215,000	244,778
10.000%, 01/01/2017	5,500,000	2,854,903

		4,954,056
Hungary - 0.17%
Republic of Hungary
6.250%, 01/29/2020	$655,000	696,767
Lithuania - 0.09%
Republic of Lithuania
7.375%, 02/11/2020	350,000	383,093
Qatar - 0.20%
Government of Qatar
4.000%, 01/20/2015	800,000	814,800

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,840,137)		$6,848,716

CORPORATE BONDS - 53.58%
Advertising - 0.02%
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	35,000	36,663
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	15,000	16,969
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	40,000	40,400

		94,032
Agriculture - 0.34%
Cargill, Inc.
5.600%, 09/15/2012 (S)	1,285,000	1,390,403
Airlines - 0.47%
American Airlines, Inc., Series AMB
3.857%, 07/09/2010	101,430	100,923
Continental Airlines, Inc.
5.983%, 04/19/2022	15,000	14,738
6.903%, 04/19/2022	5,000	4,550
9.798%, 04/01/2021	24,872	23,131
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	651,268	656,152
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	407,038	407,852
Southwest Airlines Company, Series 07-1
6.150%, 08/01/2022	687,589	701,341

		1,908,687
Auto Manufacturers - 0.19%
DaimlerChrysler NA Holding Corp.
8.500%, 01/18/2031	575,000	701,992
Ford Motor Company
7.450%, 07/16/2031	75,000	70,875
Navistar International Corp.
8.250%, 11/01/2021	5,000	5,100

		777,967
Auto Parts & Equipment - 0.03%
Affinia Group, Inc.
9.000%, 11/30/2014	25,000	24,875
10.750%, 08/15/2016 (S)	15,000	16,350
ArvinMeritor, Inc.
8.125%, 09/15/2015	25,000	24,125
10.625%, 03/15/2018	30,000	31,275

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Tenneco, Inc.
8.625%, 11/15/2014	$15,000	$15,225

		111,850
Banks - 4.38%
American Express Centurion Bank
6.000%, 09/13/2017	1,200,000	1,287,901
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	600,000	601,184
Barclays Bank PLC, (8.550% to 06/15/2011,
then 3 month LIBOR + 300 bps)
maturing at 09/29/2049 (S)	35,000	35,175
First Republic Bank of San Francisco
7.750%, 09/15/2012	714,000	760,225
First Union National Bank
6.919%, 12/15/2036	500,000	525,721
7.800%, 08/18/2010	1,500,000	1,538,660
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	1,135,000	1,118,863
National Australia Bank, Ltd.
8.600%, 05/19/2010	152,000	153,523
NB Capital Trust IV
8.250%, 04/15/2027	60,000	60,600
NBD Bancorp
8.250%, 11/01/2024	1,730,000	1,997,442
Republic New York Corp.
9.500%, 04/15/2014	865,000	1,017,780
Sanwa Bank, Ltd.
7.400%, 06/15/2011	450,000	480,644
Sovereign Bancorp, Inc.
4.800%, 09/01/2010	195,000	197,878
Sovereign Bank
8.750%, 05/30/2018	250,000	280,365
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	1,250,000	1,258,025
US Bancorp
7.500%, 06/01/2026	1,624,000	1,747,976
Wachovia Corp., MTN
5.500%, 05/01/2013	880,000	950,371
Wells Fargo & Company
4.950%, 10/16/2013	2,410,000	2,546,011
Westpac Banking Corp.
4.200%, 02/27/2015	1,250,000	1,286,719

		17,845,063
Beverages - 1.06%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	360,000	413,349
7.750%, 01/15/2019 (S)	875,000	1,040,709
Companhia de Bebidas das Americas
8.750%, 09/15/2013	780,000	921,375
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	45,000	46,213
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	1,020,000	1,165,257
Molson Coors Capital Financial
4.850%, 09/22/2010	113,000	115,254
PepsiCo, Inc.
7.900%, 11/01/2018	500,000	619,277

		4,321,434
Biotechnology - 0.21%
Amgen, Inc.
6.400%, 02/01/2039	545,000	588,859
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	15,975

245

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Biotechnology (continued)
Life Technologies Corp.
6.000%, 03/01/2020	$235,000	$240,610

		845,444
Building Materials - 0.13%
Associated Materials LLC/Associated
Materials Finance, Inc.
9.875%, 11/15/2016	5,000	5,400
Goodman Global Group, Inc.
0.00%, 12/15/2014 (S)	45,000	26,325
Masco Corp.
7.125%, 03/15/2020	470,000	472,935
Owens Corning, Inc.
9.000%, 06/15/2019	15,000	17,676

		522,336
Chemicals - 0.87%
Agrium, Inc.
7.125%, 05/23/2036	750,000	806,792
Ashland, Inc.
9.125%, 06/01/2017 (S)	25,000	28,000
Cytec Industries, Inc.
6.000%, 10/01/2015	1,250,000	1,344,573
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	35,000	35,700
IMC Global, Inc.
7.300%, 01/15/2028	22,000	23,558
Momentive Performance Materials, Inc.
9.750%, 12/01/2014	35,000	35,000
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	1,250,000	1,252,144
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,275

		3,531,042
Coal - 0.08%
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	10,000	10,275
8.250%, 04/01/2020 (S)	10,000	10,275
Drummond Company, Inc.
9.000%, 10/15/2014 (S)	5,000	5,150
Peabody Energy Corp.
7.375%, 11/01/2016	290,000	306,675

		332,375
Commercial Services - 0.45%
ARAMARK Services, Inc.
8.500%, 02/01/2015	40,000	40,900
Avis Budget Car Rental LLC
7.625%, 05/15/2014	60,000	59,400
Cenveo Corp.
7.875%, 12/01/2013	15,000	14,363
Corrections Corp. of America
6.750%, 01/31/2014	300,000	305,625
Deluxe Corp.
7.375%, 06/01/2015	170,000	170,000
ERAC USA Finance Company
8.000%, 01/15/2011 (S)	1,066,000	1,118,354
Hertz Corp.
8.875%, 01/01/2014	40,000	41,100
Service Corp. International
7.375%, 10/01/2014	10,000	10,250
7.625%, 10/01/2018	20,000	20,250
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	20,000	20,600

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc.
10.875%, 06/15/2016	$15,000	$16,313

		1,817,155
Computers - 0.16%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	10,000	10,025
Seagate Technology International
10.000%, 05/01/2014 (S)	435,000	492,638
Stream Global Services, Inc.
11.250%, 10/01/2014 (S)	50,000	52,000
Unisys Corp.
12.750%, 10/15/2014 (S)	42,000	48,983
14.250%, 09/15/2015 (S)	31,000	36,968

		640,614
Cosmetics & Personal Care - 0.25%
Procter & Gamble
9.360%, 01/01/2021	768,429	971,417
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	25,000	25,813

		997,230
Distribution/Wholesale - 0.00%
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)	10,000	10,213
Diversified Financial Services - 12.58%
AGFC Capital Trust I, (6.000% to 01/15/2017,
then 3 month LIBOR +175 bps)
maturing at 01/15/2067 (S)	860,000	593,400
Ally Financial, Inc.
8.000%, 11/01/2031	101,000	96,455
American Express Credit Corp.
5.125%, 08/25/2014	750,000	796,296
American General Finance Corp.
5.375%, 10/01/2012	346,000	325,497
Ameriprise Financial, Inc.
5.300%, 03/15/2020	305,000	308,551
Bank of America Corp.
4.375%, 12/01/2010	1,514,000	1,549,412
5.420%, 03/15/2017	1,700,000	1,680,018
5.750%, 12/01/2017	200,000	205,055
BAT International Finance PLC
9.500%, 11/15/2018 (S)	465,000	602,187
Bear Stearns Companies LLC
5.350%, 02/01/2012	195,000	208,427
6.400%, 10/02/2017	85,000	93,901
6.950%, 08/10/2012	830,000	919,506
BTM (Curacao) Holdings NV, (4.760% to
07/21/2010, then 6 month LIBOR
+ 200 bps)
maturing at 07/21/2015 (S)	480,000	483,636
Capital One Capital IV, (6.745% to
02/17/2032, then 1 month LIBOR +117 bps)
maturing at 02/17/2037	400,000	345,000
Capital One Financial Corp.
7.375%, 05/23/2014	135,000	154,269
Charles Schwab Corp.
4.950%, 06/01/2014	515,000	549,107
CIT Group Funding Company of
Delaware LLC
10.250%, 05/01/2013 to 05/01/2017	30,060	31,138
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	740,604	690,274

246

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup Capital XXI, (8.300% to 12/21/2037,
then 3 month LIBOR +417 bps)
maturing at 12/21/2057	$105,000	$106,313
Citigroup, Inc.
4.875%, 05/07/2015	614,000	605,982
5.500%, 08/27/2012	1,525,000	1,607,539
6.500%, 08/19/2013	1,105,000	1,191,203
6.875%, 03/05/2038	550,000	555,773
CNG Holdings, Inc.
12.250%, 02/15/2015 (S)	40,000	38,750
Countrywide Financial Corp.
4.500%, 06/15/2010	210,000	211,614
Credit Acceptance Corp.
9.125%, 02/01/2017 (S)	25,000	25,688
Discover Financial Services
6.450%, 06/12/2017	885,000	871,928
Equitable Companies, Inc.
7.000%, 04/01/2028	865,000	853,670
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	725,000	667,668
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	86,918
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	10,000	11,150
General Electric Capital Corp.
2.800%, 01/08/2013	3,000,000	3,036,231
3.750%, 11/14/2014	1,000,000	1,013,082
4.800%, 05/01/2013	1,175,000	1,248,708
5.900%, 05/13/2014	340,000	374,084
6.750%, 03/15/2032	1,641,000	1,736,145
General Electric Capital Corp., Series A
6.125%, 02/22/2011	433,000	452,840
HBOS PLC
6.000%, 11/01/2033 (S)	710,000	538,189
HSBC Holdings PLC
0.454%, 10/06/2016 (P)	1,350,000	1,316,442
6.800%, 06/01/2038	1,200,000	1,286,794
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	675,000	663,384
International Lease Finance Corp.
5.625%, 09/15/2010	670,000	674,727
6.375%, 03/25/2013	425,000	415,334
6.625%, 11/15/2013	25,000	24,332
8.625%, 09/15/2015 (S)	25,000	25,556
International Lease Finance Corp. Series MTN
5.650%, 06/01/2014	35,000	32,438
JPMorgan Chase & Company
3.700%, 01/20/2015	1,250,000	1,257,699
5.375%, 10/01/2012	1,050,000	1,136,222
6.000%, 01/15/2018	1,120,000	1,215,986
JPMorgan Chase Capital XV
5.875%, 03/15/2035	433,000	393,998
Lazard Group LLC
6.850%, 06/15/2017	1,290,000	1,312,714
LBG Capital No.1 PLC
7.875%, 11/01/2020	100,000	90,000
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,800,000	1,897,067
7.750%, 05/14/2038	300,000	332,541
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	529,000	559,234
Morgan Stanley
4.200%, 11/20/2014	650,000	651,434
5.550%, 04/27/2017	285,000	291,481
6.000%, 04/28/2015	600,000	642,729

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Morgan Stanley (continued)
6.250%, 08/28/2017	$1,320,000	$1,385,479
6.625%, 04/01/2018	1,225,000	1,306,559
6.750%, 04/15/2011	684,000	722,063
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)	5,000	5,088
8.500%, 04/15/2020 (S)	5,000	5,038
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	680,000	681,713
Nomura Holdings, Inc.
5.000%, 03/04/2015	485,000	495,774
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	638,340
Provident Funding Associates
10.250%, 04/15/2017 (S)	40,000	40,300
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,475,148
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	805,000	870,207
6.000%, 05/01/2014	805,000	881,462
6.150%, 04/01/2018	1,300,000	1,375,504
6.750%, 10/01/2037	2,030,000	2,027,450
7.500%, 02/15/2019	225,000	257,130
UCI Holdco, Inc., PIK
8.257%, 12/15/2013	10,231	9,617

		51,262,588
Electric - 5.26%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	365,000	371,432
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,378,135
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	438,449
6.150%, 03/15/2012	273,000	295,699
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	969,337
7.000%, 06/15/2038	425,000	484,500
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,419,423
Edison Mission Energy
7.000%, 05/15/2017	10,000	6,975
7.200%, 05/15/2019	5,000	3,450
7.750%, 06/15/2016	30,000	21,900
EDP Finance BV
4.900%, 10/01/2019 (S)	810,000	766,249
Electricite de France SA
6.500%, 01/26/2019 (S)	875,000	981,861
Enel Finance International SA
6.800%, 09/15/2037 (S)	1,155,000	1,216,319
Georgia Power Company
5.250%, 12/15/2015	250,000	273,603
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	15,563
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,100,000	1,194,717
Midamerican Funding LLC
6.750%, 03/01/2011	865,000	911,652
Mirant North America LLC
7.375%, 12/31/2013	65,000	64,838
Nevada Power Company
6.500%, 08/01/2018	450,000	491,187
New York State Electric & Gas Corp.
5.750%, 05/01/2023	476,000	463,915

247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
NiSource Finance Corp.
6.400%, 03/15/2018	$385,000	$412,801
Northern States Power Company
6.500%, 03/01/2028	433,000	468,116
NRG Energy, Inc.
7.250%, 02/01/2014	10,000	10,075
7.375%, 02/01/2016	20,000	19,850
Ohio Edison Company
6.875%, 07/15/2036	450,000	484,970
Old Dominion Electric Cooperative
6.250%, 06/01/2011	904,000	950,476
Oncor Electric Delivery Company
7.500%, 09/01/2038	395,000	462,157
Potomac Electric Power Company
6.500%, 11/15/2037	750,000	815,551
PSEG Power LLC
8.625%, 04/15/2031	511,000	654,273
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	427,245
7.000%, 03/09/2029	346,000	383,627
RRI Energy, Inc.
6.750%, 12/15/2014	29,000	28,928
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	462,003
Southern California Edison Company
6.000%, 01/15/2034	649,000	676,969
TXU Corp., Series P
5.550%, 11/15/2014	109,000	79,570
Union Electric Company
6.400%, 06/15/2017	1,930,000	2,117,858
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	223,277
Wisconsin Power and Light Company
5.000%, 07/15/2019	950,000	961,676

		21,408,626
Electronics - 0.16%
Avnet, Inc.
6.625%, 09/15/2016	600,000	641,459
Energy-Alternate Sources - 0.01%
Headwaters, Inc.
11.375%, 11/01/2014 (S)	25,000	26,094
Entertainment - 0.05%
AMC Entertainment, Inc.
8.750%, 06/01/2019	45,000	47,250
11.000%, 02/01/2016	40,000	42,950
Peninsula Gaming LLC
8.375%, 08/15/2015 (S)	20,000	19,950
10.750%, 08/15/2017 (S)	15,000	14,325
Scientific Games International, Inc.
9.250%, 06/15/2019	25,000	26,438
Seneca Gaming Corp.
7.250%, 05/01/2012	45,000	44,438
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	25,000	27,000

		222,351
Environmental Control - 0.22%
Clean Harbors, Inc.
7.625%, 08/15/2016	10,000	10,150
Republic Services, Inc.
5.250%, 11/15/2021 (S)	460,000	454,742

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management, Inc.
6.375%, 03/11/2015	$375,000	$419,641

		884,533
Food - 1.25%
General Mills, Inc.
5.200%, 03/17/2015	445,000	483,082
5.650%, 02/15/2019	225,000	241,339
Kellogg Company
4.450%, 05/30/2016	900,000	955,880
Kraft Foods, Inc.
4.125%, 02/09/2016	1,040,000	1,053,839
6.125%, 02/01/2018	450,000	492,476
6.500%, 11/01/2031	564,000	580,544
Smithfield Foods, Inc.
7.750%, 05/15/2013 to 07/01/2017	70,000	69,738
10.000%, 07/15/2014 (S)	10,000	11,150
SUPERVALU, Inc.
8.000%, 05/01/2016	30,000	30,375
The Kroger Company
6.750%, 04/15/2012	671,000	733,128
Tyson Foods, Inc.
7.850%, 04/01/2016	400,000	430,000
10.500%, 03/01/2014	15,000	17,813

		5,099,364
Forest Products & Paper - 0.31%
International Paper Company
7.300%, 11/15/2039	460,000	491,580
MeadWestvaco Corp.
7.375%, 09/01/2019	425,000	465,587
Neenah Paper, Inc.
7.375%, 11/15/2014	30,000	29,475
NewPage Corp.
11.375%, 12/31/2014	10,000	9,950
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	258,226

		1,254,818
Gas - 0.09%
Atmos Energy Corp.
6.350%, 06/15/2017	195,000	209,710
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	174,714

		384,424
Healthcare Products - 0.13%
Biomet, Inc.
10.000%, 10/15/2017	10,000	11,025
Boston Scientific Corp.
6.000%, 01/15/2020	460,000	434,558
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/2014 (S)	10,000	10,863
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	35,000	35,700
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	25,000	24,875

		517,021
Healthcare Services - 0.92%
Community Health Systems, Inc.
8.875%, 07/15/2015	35,000	36,225
Express Scripts, Inc.
6.250%, 06/15/2014	525,000	581,665
7.500%, 02/15/2019	65,000	77,073

248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
HCA, Inc.
6.375%, 01/15/2015	$15,000	$14,250
HCA, Inc., PIK
9.625%, 11/15/2016	84,000	89,985
Quest Diagnostics, Inc.
5.450%, 11/01/2015	450,000	485,223
6.950%, 07/01/2037	635,000	708,915
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	1,025,000	1,132,753
Tenet Healthcare Corp.
8.875%, 07/01/2019 (S)	80,000	86,600
WellPoint, Inc.
7.000%, 02/15/2019	485,000	549,983

		3,762,672
Home Builders - 0.14%
D.R. Horton, Inc.
7.875%, 08/15/2011	545,000	575,656
Household Products - 0.01%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	28,088
10.625%, 03/15/2015 (S)	10,000	10,925
Yankee Acquisition Corp., Series B
9.750%, 02/15/2017	10,000	10,325

		49,338
Insurance - 3.63%
ACE Capital Trust II
9.700%, 04/01/2030	752,000	877,204
ACE INA Holdings, Inc.
5.700%, 02/15/2017	160,000	172,845
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	485,000	525,069
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	680,000	742,807
Everest Reinsurance Holdings, Inc., (6.600%
to 05/15/2017, then 3 month
LIBOR +238.5 bps)
maturing at 05/15/2037	1,475,000	1,268,500
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	179,000	184,778
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 400.25 bps)
maturing at 06/15/2038	35,000	36,400
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	1,298,000	1,307,751
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	2,000,000	1,716,216
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	535,000	574,374
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	865,000	876,226
Navigators Group, Inc.
7.000%, 05/01/2016	204,000	209,240
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	995,000	817,494
Prudential Financial, Inc.
4.750%, 09/17/2015	900,000	926,341
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	865,000	917,800
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	865,000	927,433
Sunamerica, Inc.
8.125%, 04/28/2023	865,000	888,642

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Unitrin, Inc.
6.000%, 05/15/2017	$705,000	$678,242
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	390,000	414,119
W.R. Berkley Corp.
5.125%, 09/30/2010	346,000	350,248
5.600%, 05/15/2015	377,000	387,389

		14,799,118
Internet - 0.01%
Equinix, Inc.
8.125%, 03/01/2018	5,000	5,218
NetFlix, Inc.
8.500%, 11/15/2017	10,000	10,500
Terremark Worldwide, Inc.
12.250%, 06/15/2017 (S)	25,000	28,750

		44,468
Iron & Steel - 0.39%
ArcelorMittal
5.375%, 06/01/2013	425,000	452,376
6.125%, 06/01/2018	1,100,000	1,154,678

		1,607,054
Leisure Time - 0.01%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)	25,000	26,313
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	15,000	17,663

		43,976
Lodging - 0.02%
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	11,263
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	25,000	26,938
MGM Mirage, Inc.
9.000%, 03/15/2020 (S)	10,000	10,250
10.375%, 05/15/2014 (S)	5,000	5,513
11.125%, 11/15/2017 (S)	5,000	5,625
Wynn Las Vegas LLC
6.625%, 12/01/2014	26,000	25,935

		85,524
Machinery-Diversified - 0.02%
Case New Holland, Inc.
7.750%, 09/01/2013 (S)	35,000	36,313
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	40,000	42,600

		78,913
Media - 4.28%
CBS Corp.
5.750%, 04/15/2020	45,000	45,193
8.200%, 05/15/2014	745,000	869,790
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017 (S)	20,000	20,900
Comcast Cable Communications
8.500%, 05/01/2027	556,000	621,808
Comcast Corp.
5.700%, 05/15/2018	545,000	577,858
6.550%, 07/01/2039	550,000	569,172
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	913,373
7.125%, 10/01/2012	532,000	594,596

249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings, Inc.
7.625%, 07/15/2018	$44,000	$45,980
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	440,000	459,674
Grupo Televisa SA
6.625%, 01/15/2040	690,000	689,017
Liberty Media Corp.
8.250%, 02/01/2030	18,000	16,763
Mediacom Broadband LLC
8.500%, 10/15/2015	78,000	79,755
News America Holdings, Inc.
7.750%, 01/20/2024	622,000	743,836
9.250%, 02/01/2013	701,000	823,699
News America, Inc.
5.650%, 08/15/2020	115,000	121,169
Nielsen Finance LLC, zero coupon, Steps up
to 12.500% on 08/01/2011
maturing at 08/01/2016	40,000	38,000
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	70,876
Rogers Cable, Inc.
6.250%, 06/15/2013	400,000	440,817
Scholastic Corp.
5.000%, 04/15/2013	230,000	223,675
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	15,788
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	839,979
Thomson Reuters Corp.
4.700%, 10/15/2019	1,250,000	1,256,375
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,895,000	2,029,073
6.550%, 05/01/2037	450,000	459,948
8.250%, 02/14/2014	205,000	240,549
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	448,075
Time Warner, Inc.
7.700%, 05/01/2032	1,298,000	1,498,115
Viacom, Inc.
6.125%, 10/05/2017	1,300,000	1,405,434
6.250%, 04/30/2016	757,000	836,339
6.625%, 05/15/2011	400,000	420,065

		17,415,691
Mining - 0.17%
Corporacion Nacional Del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	365,691
Inco, Ltd.
5.700%, 10/15/2015	217,000	225,144
Novelis, Inc.
7.250%, 02/15/2015	22,000	21,230
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	81,000	84,635

		696,700
Miscellaneous Manufacturers - 0.40%
Bombardier, Inc.
7.500%, 03/15/2018 (S)	15,000	15,600
7.750%, 03/15/2020 (S)	15,000	15,600
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	15,000	15,863
General Electric Company
5.250%, 12/06/2017	1,125,000	1,179,954
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	40,000	37,500

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
SPX Corp.
7.625%, 12/15/2014	$30,000	$31,388
Tyco International Group SA
6.750%, 02/15/2011	300,000	314,550

		1,610,455
Office & Business Equipment - 0.18%
Xerox Corp.
6.400%, 03/15/2016	400,000	439,007
8.250%, 05/15/2014	270,000	313,503

		752,510
Oil & Gas - 1.51%
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)	20,000	20,600
Berry Petroleum Company
10.250%, 06/01/2014	10,000	11,025
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	631,346
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	350,000	375,789
Chesapeake Energy Corp.
6.500%, 08/15/2017	65,000	62,888
6.625%, 01/15/2016	148,000	145,040
6.875%, 01/15/2016	5,000	4,938
7.500%, 09/15/2013	22,000	22,275
ConocoPhillips
4.600%, 01/15/2015	635,000	681,029
EnCana Corp.
5.900%, 12/01/2017	450,000	486,956
Marathon Oil Corp.
6.500%, 02/15/2014	540,000	605,436
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	952,000	987,870
Newfield Exploration Company
6.625%, 04/15/2016	25,000	25,438
Nexen, Inc.
7.500%, 07/30/2039	125,000	142,585
P2021 Rig Co.
13.500%, 12/15/2013 (S)	15,000	15,225
Petrobras International Finance Company
7.875%, 03/15/2019	400,000	467,823
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	176,640	174,673
Pioneer Natural Resources Company
6.650%, 03/15/2017	260,000	259,943
6.875%, 05/01/2018	35,000	34,980
Plains Exploration & Production Company
7.750%, 06/15/2015	35,000	35,481
Pride International, Inc.
7.375%, 07/15/2014	35,000	36,050
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	30,000	30,900
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	423,954
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	15,000	14,250
Valero Energy Corp.
8.750%, 06/15/2030	403,000	463,216

		6,159,710
Oil & Gas Services - 0.17%
Aquilex Holdings LLC
11.125%, 12/15/2016 (S)	20,000	21,500

250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Basic Energy Services, Inc.
11.625%, 08/01/2014	$25,000	$27,500
Halliburton Company
5.500%, 10/15/2010	593,000	609,322
Hornbeck Offshore Services, Inc.
6.125%, 12/01/2014	10,000	9,600
8.000%, 09/01/2017	20,000	20,000

		687,922
Packaging & Containers - 0.09%
Pactiv Corp.
5.875%, 07/15/2012	360,000	383,868
Pharmaceuticals - 1.16%
AmerisourceBergen Corp.
4.875%, 11/15/2019	80,000	79,663
5.875%, 09/15/2015	1,260,000	1,376,754
BioScrip, Inc.
10.250%, 10/01/2015 (S)	15,000	15,300
Elan Finance PLC
8.875%, 12/01/2013	75,000	77,250
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	473,146
Merck & Company, Inc.
4.000%, 06/30/2015	725,000	759,331
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	695,000	736,617
Omnicare, Inc.
6.875%, 12/15/2015	30,000	29,438
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,163,365

		4,710,864
Pipelines - 1.77%
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	422,047
Dynegy Holdings, Inc.
7.125%, 05/15/2018	35,000	24,850
8.375%, 05/01/2016	25,000	20,750
El Paso Corp.
7.000%, 06/15/2017	30,000	30,618
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	88,543
Enterprise Products Operating LLC
5.250%, 01/31/2020	795,000	802,225
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	308,371
6.850%, 02/15/2020	1,295,000	1,452,765
7.125%, 03/15/2012	692,000	757,665
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	1,850,000	2,029,683
Plains All American Pipeline LP
5.750%, 01/15/2020	435,000	446,073
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	690,000	840,811

		7,224,401
Real Estate - 3.21%
AMB Property LP
7.500%, 06/30/2018	364,000	391,737
AvalonBay Communities, Inc.
5.500%, 01/15/2012	224,000	236,023
Brandywine Operating Partnership
5.700%, 05/01/2017	825,000	782,998
Equity One, Inc.
6.000%, 09/15/2017	700,000	677,595

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
HCP, Inc.
5.650%, 12/15/2013	$450,000	$470,389
Health Care Property, Inc.
5.950%, 09/15/2011	450,000	469,378
7.072%, 06/08/2015	433,000	463,839
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	1,298,000	1,366,621
Host Hotels & Resorts LP
6.875%, 11/01/2014	15,000	15,150
Host Marriott LP
7.125%, 11/01/2013	10,000	10,175
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	420,610
6.875%, 10/01/2019	560,000	590,072
Liberty Property LP
6.625%, 10/01/2017	210,000	212,422
7.250%, 03/15/2011	725,000	758,148
Realty Income Corp.
6.750%, 08/15/2019	1,515,000	1,580,989
Regency Centers LP
7.950%, 01/15/2011	456,000	475,277
Simon Property Group LP
5.300%, 05/30/2013	1,325,000	1,402,009
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	750,000	784,157
Ventas Realty LP/Ventas Capital Corp.
6.625%, 10/15/2014	300,000	306,614
7.125%, 06/01/2015	22,000	22,830
WEA Finance LLC
5.400%, 10/01/2012 (S)	800,000	848,150
7.125%, 04/15/2018 (S)	350,000	378,645
7.500%, 06/02/2014 (S)	370,000	414,140

		13,077,968
Retail - 0.95%
CVS Caremark Corp.
6.125%, 08/15/2016	175,000	192,958
CVS Pass-Through Trust
6.943%, 01/10/2030	554,025	587,449
Dollar General Corp., PIK
11.875%, 07/15/2017	17,000	19,805
Federated Department Stores, Inc.
6.900%, 04/01/2029	519,000	493,050
HSN, Inc.
11.250%, 08/01/2016	25,000	28,375
Macys Retail Holdings, Inc.
5.875%, 01/15/2013	1,231,000	1,286,395
Michaels Stores, Inc.
11.375%, 11/01/2016	15,000	16,200
Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	30,000	30,600
Rite Aid Corp.
10.375%, 07/15/2016	50,000	52,875
Sonic Automotive, Inc.
9.000%, 03/15/2018 (S)	10,000	10,138
Staples, Inc.
9.750%, 01/15/2014	935,000	1,133,529

		3,851,374
Semiconductors - 0.01%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	60,000	57,300
Software - 0.53%
First Data Corp.
9.875%, 09/24/2015	35,000	30,188

251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Software (continued)
First Data Corp., PIK
10.550%, 09/24/2015	$96,135	$81,234
Fiserv, Inc.
6.125%, 11/20/2012	625,000	680,223
Intuit, Inc.
5.400%, 03/15/2012	315,000	334,113
Oracle Corp.
6.125%, 07/08/2039	975,000	1,037,894

		2,163,652
Telecommunications - 4.20%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,024,396
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	364,000	410,762
8.750%, 03/01/2031	703,000	907,721
AT&T, Inc.
5.500%, 02/01/2018	225,000	238,871
6.300%, 01/15/2038	750,000	761,087
Bellsouth Corp.
4.750%, 11/15/2012	973,000	1,037,480
British Telecommunications PLC
5.150%, 01/15/2013	780,000	824,745
9.125%, 12/15/2010	519,000	548,077
Cincinnati Bell, Inc.
8.750%, 03/15/2018	35,000	35,306
Cingular Wireless LLC
7.125%, 12/15/2031	433,000	479,426
Citizens Communications Company
7.125%, 03/15/2019	25,000	23,750
Cricket Communications, Inc.
9.375%, 11/01/2014	30,000	30,525
France Telecom SA
4.375%, 07/08/2014	445,000	469,075
GCI, Inc.
7.250%, 02/15/2014	50,000	50,063
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	25,000	26,250
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)	95,000	97,613
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	30,000	30,525
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	606,000	644,917
Qwest Corp.
7.500%, 10/01/2014	55,000	60,088
8.375%, 05/01/2016	390,000	438,750
Rogers Wireless, Inc.
9.625%, 05/01/2011	178,000	192,935
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	5,000	5,263
8.250%, 08/15/2019 (S)	5,000	5,325
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	65,000	62,725
Sprint Capital Corp.
6.900%, 05/01/2019	15,000	13,725
Sprint Nextel Corp.
6.000%, 12/01/2016	28,000	25,270
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	680,826
6.000%, 09/30/2034	447,000	396,552
6.200%, 07/18/2011	1,270,000	1,333,485
Telefonica Emisones SAU
7.045%, 06/20/2036	575,000	648,261

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.
5.550%, 02/15/2016	$1,120,000	$1,224,478
6.400%, 02/15/2038	675,000	700,334
6.900%, 04/15/2038	600,000	661,733
8.750%, 11/01/2021	865,000	1,066,824
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,415,230
Vodafone Group PLC
5.450%, 06/10/2019	510,000	529,236
West Corp.
11.000%, 10/15/2016	5,000	5,300

		17,106,929
Tobacco - 1.08%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	35,000	36,575
Altria Group, Inc.
9.250%, 08/06/2019	360,000	437,448
9.700%, 11/10/2018	900,000	1,106,666
10.200%, 02/06/2039	400,000	536,275
Philip Morris International, Inc.
5.650%, 05/16/2018	1,800,000	1,938,010
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	328,027

		4,383,001
Transportation - 0.02%
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	30,000	30,488
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017 (S)	40,000	41,400

		71,888

TOTAL CORPORATE BONDS (Cost $208,053,384)		$218,248,075

CONVERTIBLE BONDS - 0.04%
Biotechnology - 0.01%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	25,000	22,281
Commercial Services - 0.01%
Dollar Financial Corp.
3.000%, 04/01/2028	35,000	35,613
Telecommunications - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	43,500
Airlines - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	15,000	19,556
Auto Manufacturers - 0.01%
Ford Motor Company
4.250%, 11/15/2016	25,000	37,406

TOTAL CONVERTIBLE BONDS (Cost $131,123)		$158,356

MUNICIPAL BONDS - 2.56%
California - 0.64%
Bay Area Toll Authority
6.263%, 04/01/2049	1,050,000	1,059,755
Los Angeles Unified School District
5.750%, 07/01/2034	1,000,000	920,420
University of California
5.770%, 05/15/2043	660,000	636,332

		2,616,507

252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Florida - 0.24%
Miami Beach Florida Redevelopment Agency
8.950%, 12/01/2022	$865,000	$980,382
Illinois - 0.24%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	957,162
Indiana - 0.03%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	120,000	129,481
Maryland - 0.14%
Maryland State Transportation Authority
5.840%, 07/01/2011	260,000	275,694
5.888%, 07/01/2043	290,000	292,427

		568,121
Massachusetts - 0.22%
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	907,812
Missouri - 0.24%
Curators University Missouri System
Facilities Revenue
5.960%, 11/01/2039	940,000	962,081
New Jersey - 0.28%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	130,000	132,137
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,005,398

		1,137,535
New York - 0.21%
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	413,040
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	435,000	456,037

		869,077
Texas - 0.32%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,294,243

TOTAL MUNICIPAL BONDS (Cost $10,196,345)		$10,422,401

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.03%
American Tower Trust,
Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	800,000	846,000
Banc of America Commercial
Mortgage, Series 2002-PB2,Class A4
6.186%, 06/11/2035	2,594,203	2,740,602
Bear Stearns Commercial Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	2,594,203	2,700,027
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,850,000	1,849,287
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,405,000	1,416,406
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	390,000	401,686
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A4A
5.150%, 10/12/2042 (P)	895,000	924,853

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class A4
5.322%, 12/11/2049	$1,425,000	$1,379,406
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	422,247	422,807
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	2,500,000	2,401,609
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	602,091
Government National Mortgage Association,
Series 2006-38, Class XS IO
7.020%, 09/16/2035	366,024	40,859
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	2,500,000	2,512,580
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-CB14, Class A4
5.481%, 12/12/2044	1,500,000	1,525,218
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4,
4.954%, 09/15/2030	1,500,000	1,521,514
Series 2001-C7, Class A3,
5.642%, 12/15/2025	311,395	319,349
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.656%, 05/12/2039 (P)	2,000,000	2,079,198
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.390%, 07/15/2033	657,191	684,959
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	259,421	275,651
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	2,594,203	2,694,297
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118%, 07/15/2042 (P)	1,240,000	1,281,394

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,575,299)		$28,619,793

ASSET BACKED SECURITIES - 0.74%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	920,000	973,519
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	845,000	907,836
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	900,000	812,952
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	305,807	333,653

TOTAL ASSET BACKED SECURITIES (Cost $2,970,640)		$3,027,960

PREFERRED STOCKS - 0.04%
Banks - 0.02%
Wells Fargo & Company, Series K (N)	85,000	88,825

253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Diversified Financials - 0.02%
BAC Capital Trust XI 6.625%	75,000	$68,514
BAC Capital Trust XIV (N)	35,000	26,338

		94,852

TOTAL PREFERRED STOCKS (Cost $136,836)		$183,677

TERM LOANS (M) - 0.01%
Electric Utilities - 0.01%
NRG Energy, Inc.
7.375%, 01/15/2017	25,000	24,750

TOTAL TERM LOANS (Cost $25,000)		$24,750

SHORT-TERM INVESTMENTS - 0.12%
Repurchase Agreement - 0.12%
Bank of New York Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.02% to be
repurchased at $500,000 on 04/01/2010,
collateralized by $533,205 Federal National
Mortgage Association, 4.00% due
06/01/2024 (valued at $541,683,
including interest)	$500,000	500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $500,000)		$500,000

Total Investments (Investment Quality Bond Trust)
(Cost $384,298,575) - 98.72%		$402,144,887
Other assets and liabilities, net - 1.28%		5,199,259

TOTAL NET ASSETS - 100.00%		$407,344,146

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.21%
Consumer Discretionary - 14.15%
Auto Components - 1.11%
BorgWarner, Inc. (I)(L)	53,062	$2,025,906
Diversified Consumer Services - 1.07%
Apollo Group, Inc., Class A (I)	20,800	1,274,832
H & R Block, Inc.	37,400	665,720

		1,940,552
Hotels, Restaurants & Leisure - 1.56%
Carnival Corp.	73,101	2,842,167
Household Durables - 1.98%
Fortune Brands, Inc.	74,300	3,604,293
Media - 7.05%
Comcast Corp., Class A	233,500	4,394,470
Omnicom Group, Inc.	52,650	2,043,347
The Interpublic Group of Companies, Inc. (I)	232,300	1,932,736
Time Warner, Inc.	67,000	2,095,090
Viacom, Inc., Class B (I)	69,000	2,372,220

		12,837,863
Specialty Retail - 1.38%
Lowe’s Companies, Inc.	103,300	2,503,992

		25,754,773
Consumer Staples - 6.45%
Beverages - 2.06%
PepsiCo, Inc.	56,800	3,757,888

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 1.00%
The Kroger Company	84,300	$1,825,938
Household Products - 1.90%
Procter & Gamble Company	54,700	3,460,869
Personal Products - 1.49%
Avon Products, Inc.	79,800	2,702,826

		11,747,521
Energy - 12.14%
Energy Equipment & Services - 2.23%
Baker Hughes, Inc.	58,200	2,726,088
Noble Corp. (I)	31,600	1,321,512

		4,047,600
Oil, Gas & Consumable Fuels - 9.91%
Chevron Corp.	48,300	3,662,589
EOG Resources, Inc.	14,400	1,338,336
Exxon Mobil Corp. (I)(L)	75,100	5,030,198
Hess Corp.	35,500	2,220,525
Marathon Oil Corp.	61,800	1,955,352
Peabody Energy Corp.	32,400	1,480,680
Ultra Petroleum Corp. (I)	50,500	2,354,815

		18,042,495

		22,090,095
Financials - 13.59%
Commercial Banks - 2.65%
Wells Fargo & Company	155,022	4,824,285
Diversified Financial Services - 6.93%
Bank of America Corp.	261,900	4,674,915
Bank of New York Mellon Corp.	75,576	2,333,787
JPMorgan Chase & Company	125,300	5,607,175

		12,615,877
Insurance - 4.01%
ACE, Ltd.	28,600	1,495,780
Aflac, Inc.	56,300	3,056,527
Principal Financial Group, Inc.	93,700	2,736,977

		7,289,284

		24,729,446
Health Care - 15.09%
Biotechnology - 1.87%
Amgen, Inc. (I)	35,300	2,109,528
Genzyme Corp. (I)	25,098	1,300,829

		3,410,357
Health Care Equipment & Supplies - 4.72%
Boston Scientific Corp. (I)	131,700	950,874
Covidien PLC	90,300	4,540,284
Medtronic, Inc.	68,666	3,092,030

		8,583,188
Health Care Providers & Services - 1.14%
UnitedHealth Group, Inc.	63,600	2,077,812
Pharmaceuticals - 7.36%
Allergan, Inc.	44,074	2,878,914
Johnson & Johnson	56,400	3,677,280
Merck & Company, Inc.	74,100	2,767,635
Pfizer, Inc.	236,800	4,061,120

		13,384,949

		27,456,306

254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 11.81%
Aerospace & Defense - 3.34%
General Dynamics Corp.	54,400	$4,199,680
Raytheon Company	33,000	1,884,960

		6,084,640
Air Freight & Logistics - 2.02%
FedEx Corp.	39,317	3,672,208
Airlines - 0.98%
Southwest Airlines Company	134,100	1,772,802
Machinery - 4.70%
Illinois Tool Works, Inc.	68,852	3,260,831
PACCAR, Inc.	77,050	3,339,347
Pall Corp.	48,400	1,959,716

		8,559,894
Road & Rail - 0.77%
Ryder Systems, Inc.	36,200	1,403,112

		21,492,656
Information Technology - 16.76%
Communications Equipment - 0.88%
QUALCOMM, Inc.	38,200	1,604,018
Computers & Peripherals - 5.47%
Apple, Inc. (I)	19,400	4,557,642
Hewlett-Packard Company	71,800	3,816,170
Seagate Technology (I)	86,400	1,577,664

		9,951,476
Semiconductors & Semiconductor Equipment - 3.60%
Applied Materials, Inc.	86,100	1,160,628
Broadcom Corp., Class A	65,000	2,156,700
Intersil Corp.	56,800	838,368
Marvell Technology Group, Ltd. (I)	80,500	1,640,590
National Semiconductor Corp. (I)(L)	52,700	761,515

		6,557,801
Software - 6.81%
Autodesk, Inc. (I)	82,300	2,421,266
Intuit, Inc. (I)	37,400	1,284,316
Microsoft Corp.	203,400	5,953,518
VMware, Inc., Class A (I)(L)	51,300	2,734,290

		12,393,390

		30,506,685
Materials - 2.14%
Chemicals - 0.98%
Monsanto Company	25,000	1,785,500
Containers & Packaging - 1.16%
Ball Corp.	39,600	2,113,848

		3,899,348
Telecommunication Services - 1.98%
Diversified Telecommunication Services - 1.98%
AT&T, Inc.	139,700	3,609,848
Utilities - 5.10%
Electric Utilities - 4.96%
American Electric Power Company, Inc.	91,657	3,132,836
Exelon Corp.	76,887	3,368,419
FirstEnergy Corp. (I)(L)	49,400	1,931,046
Pepco Holdings, Inc.	34,919	598,861

		9,031,162

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.14%
Dynegy, Inc., Class A (I)	205,500	$258,930

		9,290,092

TOTAL COMMON STOCKS (Cost $163,212,373)		$180,576,770

SHORT-TERM INVESTMENTS - 6.17%
Repurchase Agreement - 1.04%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $1,897,000 on 04/01/2010,
collateralized by $1,900,000 Federal Home
Loan Mortage Corp., 4.200% due
12/10/2015 (valued at $1,938,000,
including interest).	$1,897,000	1,897,000
Securities Lending Collateral - 5.13%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	932,248	9,330,683

TOTAL SHORT-TERM INVESTMENTS (Cost $11,228,646)		$11,227,683

Total Investments (Large Cap Trust)
(Cost $174,441,019) - 105.38%		$191,804,453
Other assets and liabilities, net - (5.38%)		(9,788,597)

TOTAL NET ASSETS - 100.00%		$182,015,856

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.59%
Consumer Discretionary - 4.37%
Multiline Retail - 2.20%
Big Lots, Inc. (I)(L)	112,000	$4,079,040
Macy’s, Inc.	209,000	4,549,930

		8,628,970
Specialty Retail - 2.17%
AutoNation, Inc. (I)(L)	83,000	1,500,640
Limited Brands, Inc. (L)	180,000	4,431,600
Signet Jewelers, Ltd. (I)	45,000	1,455,300
The Gap, Inc.	48,000	1,109,280

		8,496,820

		17,125,790
Consumer Staples - 5.73%
Food Products - 3.67%
ConAgra Foods, Inc.	175,000	4,387,250
Del Monte Foods Company	315,000	4,599,000
General Mills, Inc.	14,000	991,060
Sara Lee Corp.	315,000	4,387,950

		14,365,260
Tobacco - 2.06%
Lorillard, Inc.	48,000	3,611,520
Reynolds American, Inc.	83,000	4,480,340

		8,091,860

		22,457,120
Energy - 19.20%
Energy Equipment & Services - 7.13%
Atwood Oceanics, Inc. (I)	107,000	3,705,410
National Oilwell Varco, Inc.	117,000	4,747,860

255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oil States International, Inc. (I)	88,000	$3,989,920
Pride International, Inc. (I)	142,000	4,275,620
Rowan Companies, Inc. (I)(L)	159,000	4,628,490
SEACOR Holdings, Inc. (I)	32,000	2,581,120
Tidewater, Inc. (L)	85,000	4,017,950

		27,946,370
Oil, Gas & Consumable Fuels - 12.07%
Chevron Corp.	50,000	3,791,500
ConocoPhillips	179,000	9,159,430
Exxon Mobil Corp. (L)	130,000	8,707,400
Marathon Oil Corp.	164,000	5,188,960
Overseas Shipholding Group, Inc.	72,000	2,824,560
Southern Union Company	141,000	3,577,170
Tesoro Corp. (L)	272,000	3,780,800
The Williams Companies, Inc.	204,000	4,712,400
XTO Energy, Inc.	118,000	5,567,240

		47,309,460

		75,255,830
Financials - 12.49%
Diversified Financial Services - 3.40%
Bank of America Corp.	70,000	1,249,500
JPMorgan Chase & Company	72,000	3,222,000
The Goldman Sachs Group, Inc.	52,000	8,872,760

		13,344,260
Insurance - 9.09%
Allied World Assurance
Company Holdings, Ltd.	55,000	2,466,750
American Financial Group, Inc.	162,000	4,608,900
Axis Capital Holdings, Ltd.	13,000	406,380
Endurance Specialty Holdings, Ltd.	69,000	2,563,350
Everest Re Group, Ltd.	50,000	4,046,500
HCC Insurance Holdings, Inc.	131,000	3,615,600
Loews Corp.	32,000	1,192,960
PartnerRe, Ltd.	39,000	3,109,080
RenaissanceRe Holdings, Ltd.	71,000	4,029,960
The Travelers Companies, Inc.	113,000	6,095,220
Unum Group (L)	141,000	3,492,570

		35,627,270

		48,971,530
Health Care - 15.81%
Biotechnology - 0.88%
Amgen, Inc. (I)	58,000	3,466,080
Health Care Equipment & Supplies - 1.12%
Kinetic Concepts, Inc. (I)(L)	92,000	4,398,520
Health Care Providers & Services - 10.30%
AmerisourceBergen Corp.	152,000	4,395,840
Cardinal Health, Inc.	144,000	5,188,320
Community Health Systems, Inc. (I)(L)	106,000	3,914,580
Coventry Health Care, Inc. (I)	165,000	4,078,800
Humana, Inc. (I)	83,000	3,881,910
Lincare Holdings, Inc. (I)(L)	48,000	2,154,240
McKesson Corp.	70,000	4,600,400
UnitedHealth Group, Inc.	195,000	6,370,650
WellPoint, Inc. (I)	90,000	5,794,200

		40,378,940
Pharmaceuticals - 3.51%
Endo Pharmaceutical Holdings, Inc. (I)	179,000	4,240,510
Forest Laboratories, Inc. (I)	145,000	4,547,200
Pfizer, Inc.	123,000	2,109,450

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	68,000	$2,840,360

		13,737,520

		61,981,060
Industrials - 12.41%
Aerospace & Defense - 3.46%
L-3 Communications Holdings, Inc.	49,000	4,489,870
Northrop Grumman Corp.	81,000	5,311,170
Raytheon Company	66,000	3,769,920

		13,570,960
Commercial Services & Supplies - 1.11%
R.R. Donnelley & Sons Company	203,000	4,334,050
Construction & Engineering - 0.27%
KBR, Inc.	25,000	554,000
URS Corp. (I)	10,000	496,100

		1,050,100
Electrical Equipment - 0.74%
Hubbell, Inc.	10,000	504,300
Thomas & Betts Corp. (I)	61,000	2,393,640

		2,897,940
Industrial Conglomerates - 1.56%
Carlisle Companies, Inc.	34,000	1,295,400
General Electric Company	265,000	4,823,000

		6,118,400
Machinery - 4.59%
Eaton Corp.	69,000	5,228,130
Harsco Corp.	20,000	638,800
Parker Hannifin Corp.	76,000	4,920,240
SPX Corp.	52,000	3,448,640
Timken Company	125,000	3,751,250

		17,987,060
Road & Rail - 0.68%
Ryder Systems, Inc.	69,000	2,674,440

		48,632,950
Information Technology - 6.62%
Computers & Peripherals - 2.04%
Lexmark International, Inc. (I)	119,000	4,293,520
Western Digital Corp. (I)	95,000	3,704,050

		7,997,570
Electronic Equipment, Instruments & Components - 0.93%
Tech Data Corp. (I)	87,000	3,645,300
IT Services - 2.63%
Amdocs, Ltd. (I)	127,000	3,823,970
Broadridge Financial Solutions, Inc.	55,000	1,175,900
Computer Sciences Corp. (I)	82,000	4,468,180
DST Systems, Inc.	20,000	829,000

		10,297,050
Software - 1.02%
CA, Inc.	171,000	4,013,370

		25,953,290
Materials - 12.34%
Chemicals - 7.46%
Ashland, Inc.	81,000	4,274,370
Cabot Corp.	83,000	2,523,200
Cytec Industries, Inc.	62,000	2,897,880
Eastman Chemical Company	65,000	4,139,200
Huntsman Corp.	318,000	3,831,900

256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Lubrizol Corp.	54,000	$4,952,880
PPG Industries, Inc.	74,000	4,839,600
RPM International, Inc.	85,000	1,813,900

		29,272,930
Containers & Packaging - 1.33%
Bemis Company, Inc.	76,000	2,182,720
Pactiv Corp. (I)	100,000	2,518,000
Sealed Air Corp.	24,000	505,920

		5,206,640
Metals & Mining - 1.28%
Freeport-McMoRan Copper & Gold, Inc.	60,000	5,012,400
Paper & Forest Products - 2.27%
International Paper Company	192,000	4,725,120
MeadWestvaco Corp.	163,000	4,164,650

		8,889,770

		48,381,740
Telecommunication Services - 3.47%
Diversified Telecommunication Services - 3.20%
AT&T, Inc.	107,000	2,764,880
Verizon Communications, Inc.	315,000	9,771,300

		12,536,180
Wireless Telecommunication Services - 0.27%
Telephone & Data Systems, Inc.	32,000	1,083,200

		13,619,380
Utilities - 7.15%
Electric Utilities - 0.79%
Edison International	90,000	3,075,300
Gas Utilities - 1.32%
Atmos Energy Corp.	64,000	1,828,480
ONEOK, Inc.	9,000	410,850
UGI Corp.	111,000	2,945,940

		5,185,270
Independent Power Producers & Energy Traders - 2.88%
Constellation Energy Group, Inc.	109,000	3,826,990
Mirant Corp. (I)	241,000	2,617,260
NRG Energy, Inc. (I)	170,000	3,553,000
The AES Corp. (I)	118,000	1,298,000

		11,295,250
Multi-Utilities - 2.16%
DTE Energy Company	97,000	4,326,200
NiSource, Inc.	262,000	4,139,600

		8,465,800

		28,021,620

TOTAL COMMON STOCKS (Cost $351,889,455)		$390,400,310

SHORT-TERM INVESTMENTS - 9.24%
Repurchase Agreement - 0.17%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $671,000 on 04/01/2010,
collateralized by $675,000 Federal Home
Loan Mortgage Corp., 4.20% due
12/10/2015 (valued at $688,500,
including interest).	$671,000	671,000

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 9.07%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$3,552,362	$35,554,883

TOTAL SHORT-TERM INVESTMENTS (Cost $36,227,158)		$36,225,883

Total Investments (Large Cap Value Trust)
(Cost $388,116,613) - 108.83%		$426,626,193
Other assets and liabilities, net - (8.83%)		(34,629,996)

TOTAL NET ASSETS - 100.00%		$391,996,197

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
John Hancock Trust (G) - 100.00%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	2,212,395	$22,367,311
All Cap Core, Series NAV (Deutsche)	751,286	11,697,516
All Cap Value, Series NAV (Lord Abbett)	958,953	7,211,326
Alpha Opportunities
Trust, Series NAV (Wellington)	868,807	13,866,160
Blue Chip Growth, Series NAV (T. Rowe Price)	1,176,393	21,351,539
Capital Appreciation, Series NAV (Jennison)	2,093,657	19,177,900
Emerging Markets Value, Series NAV (DFA)	2,046,420	28,936,381
Equity-Income, Series NAV (T. Rowe Price)	1,045,993	13,629,293
Fundamental Value, Series NAV (Davis)	1,675,360	22,315,800
Growth Equity, Series NAV (Rainier)	1,449,054	14,925,255
International Core, Series NAV (GMO)	2,428,810	22,369,338
International Index, Series NAV (MFC
Global U.S.A.) (A)	377,303	6,376,419
International
Opportunities, Series NAV (Marsico)	1,968,369	22,340,988
International Small
Company, Series NAV (DFA)	1,394,243	12,882,803
International Value, Series NAV
(Franklin Templeton)	1,955,513	22,312,402
Large Cap Value, Series NAV (BlackRock)	581,743	9,313,709
Large Cap, Series NAV (UBS)	461,149	5,335,493
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	825,036	12,771,554
Mid Cap Stock, Series NAV (Wellington) (I)	1,287,049	15,920,798
Mid Cap Value
Equity, Series NAV (RiverSource)	682,675	7,461,641
Mid Value, Series NAV (T. Rowe Price)	1,234,504	12,801,803
Natural Resources, Series NAV (Wellington)	1,179,516	12,762,360
Optimized Value, Series NAV (MFC
Global U.S.A.) (A)	779,328	7,232,166
Small Cap Growth, Series NAV (Wellington) (I)	589,824	5,308,420
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	350,478	4,247,798
Small Cap
Opportunities, Series NAV (Munder) (I)	642,049	10,645,177
Small Cap Value, Series NAV (Wellington)	322,585	5,322,651
Small Company Growth, Series NAV (AIM) (I)	399,219	5,309,615
Small Company Value, Series NAV (T.
Rowe Price)	555,914	8,499,929
Smaller Company Growth, Series NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	345,404	5,295,037
U.S. Multi Sector, Series NAV (GMO)	1,580,835	18,100,566
Value & Restructuring, Series NAV (Columbia)	747,973	9,357,141

257

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Vista, Series NAV (American Century) (I)	771,055	$8,504,732

		425,951,021

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $427,323,336)		$425,951,021

Total investments (Lifestyle Aggressive Trust)
(Cost $427,323,336) - 100.00%		$425,951,021
Other assets and liabilities, net - 0.00%		5,802

TOTAL NET ASSETS - 100.00%		$425,956,823

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.03%
John Hancock Trust (G) - 100.03%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	145,145,919	$1,467,425,245
Active Bond, Series NAV (MFC
Global U.S./Declaration) (A)	9,461,986	90,740,448
All Cap Core, Series NAV (Deutsche)	8,181,913	127,392,381
Alpha Opportunities
Trust, Series NAV (Wellington)	16,129,306	257,423,725
Blue Chip Growth, Series NAV (T. Rowe Price)	12,318,870	223,587,495
Bond, Series NAV (MFC Global U.S.) (A)	69,364,687	912,145,628
Capital Appreciation, Series NAV (Jennison)	24,211,500	221,777,343
Core Bond, Series NAV (Wells Capital)	40,125,899	541,298,377
Emerging Markets Value, Series NAV (DFA)	29,620,701	418,836,708
Equity-Income, Series NAV (T. Rowe Price)	29,749,008	387,629,574
Floating Rate Income, Series NAV (WAMCO)	10,628,350	136,680,584
Fundamental Value, Series NAV (Davis)	28,532,907	380,058,323
Global Bond, Series NAV (PIMCO)	19,141,687	233,720,004
Growth Equity, Series NAV (Rainier)	21,712,539	223,639,147
High Income, Series NAV (MFC
Global U.S.) (A)	21,995,075	226,549,270
High Yield, Series NAV (WAMCO)	81,806,096	695,351,819
International Core, Series NAV (GMO)	26,500,540	244,069,972
International Index, Series NAV (MFC
Global U.S.A.) (A)	36,026,238	608,843,429
International
Opportunities, Series NAV (Marsico)	16,171,008	183,540,937
International Value, Series NAV
(Franklin Templeton)	15,896,674	181,381,047
Large Cap Value, Series NAV (BlackRock)	5,897,546	94,419,717
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	12,538,715	194,099,309
Mid Cap Stock, Series NAV (Wellington) (I)	7,853,542	97,148,312
Mid Cap Value
Equity, Series NAV (RiverSource)	5,928,362	64,797,001
Mid Value, Series NAV (T. Rowe Price)	9,356,273	97,024,550
Optimized Value, Series NAV (MFC
Global U.S.A.) (A)	10,268,002	95,287,058
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	9,425,910	120,840,166
Small Cap Growth, Series NAV (Wellington) (I)	5,035,195	45,316,758
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	10,643,885	129,003,882
Small Cap Value, Series NAV (Wellington)	3,523,824	58,143,101
Small Company Growth, Series NAV (AIM) (I)	2,918,510	38,816,186
Small Company Value, Series NAV (T.
Rowe Price)	4,645,295	71,026,566

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Smaller Company Growth, Series NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	2,954,179	$45,287,560
Spectrum Income, Series NAV (T. Rowe Price)	71,053,272	930,797,862
Strategic Bond, Series NAV (WAMCO)	12,026,562	119,183,233
Strategic Income, Series NAV (MFC
Global U.S.) (A)	15,736,316	219,206,884
Total Bond Market
A, Series NAV (Declaration) (A)	24,188,932	330,662,704
Total Return, Series NAV (PIMCO)	76,723,649	1,095,613,709
U.S. High Yield Bond, Series NAV
(Wells Capital)	16,826,663	215,044,750
U.S. Multi Sector, Series NAV (GMO)	32,671,041	374,083,418
Value & Restructuring, Series NAV (Columbia)	7,601,033	95,088,918
Vista, Series NAV (American Century) (I)	5,857,157	64,604,443

		12,357,587,543

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $11,219,225,103)		$12,357,587,543

Total investments (Lifestyle Balanced Trust)
(Cost $11,219,225,103) - 100.03%		$12,357,587,543
Other assets and liabilities, net - (0.03%)		(3,436,500)

TOTAL NET ASSETS - 100.00%		$12,354,151,043

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 99.97%
John Hancock Trust (G) - 99.97%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	13,061,498	$132,051,740
Active Bond, Series NAV (MFC
Global U.S./Declaration) (A)	7,207,947	69,124,208
Blue Chip Growth, Series NAV (T. Rowe Price)	3,452,838	62,669,004
Bond, Series NAV (MFC Global U.S.) (A)	40,108,769	527,430,314
Core Bond, Series NAV (Wells Capital)	13,730,486	185,224,254
Equity-Income, Series NAV (T. Rowe Price)	4,813,367	62,718,168
Floating Rate Income, Series NAV (WAMCO)	4,379,392	56,318,975
Fundamental Value, Series NAV (Davis)	2,978,491	39,673,506
Global Bond, Series NAV (PIMCO)	7,056,533	86,160,273
High Income, Series NAV (MFC
Global U.S.) (A)	2,386,374	24,579,649
High Yield, Series NAV (WAMCO)	7,838,929	66,630,900
International Core, Series NAV (GMO)	2,872,373	26,454,557
International Index, Series NAV (MFC
Global U.S.A.) (A)	3,130,717	52,909,114
International
Opportunities, Series NAV (Marsico)	1,748,098	19,840,918
International Value, Series NAV
(Franklin Templeton)	1,738,906	19,840,918
Investment Quality
Bond, Series NAV (Wellington)	1,753,371	19,830,625
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,553,540	39,528,792
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	3,279,452	42,042,569
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,709,566	32,839,940
Spectrum Income, Series NAV (T. Rowe Price)	26,477,034	346,849,140
Strategic Bond, Series NAV (WAMCO)	4,429,040	43,891,783

258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Strategic Income, Series NAV (MFC
Global U.S.) (A)	3,777,262	$52,617,258
Total Bond Market
A, Series NAV (Declaration) (A)	8,728,904	119,324,116
Total Return, Series NAV (PIMCO)	27,848,011	397,669,597
U.S. High Yield Bond, Series NAV
(Wells Capital)	4,717,144	60,285,100
U.S. Multi Sector, Series NAV (GMO)	3,458,057	39,594,753

		2,626,100,171

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,386,365,288)		$2,626,100,171

Total investments (Lifestyle Conservative Trust)
(Cost $2,386,365,288) - 99.97%		$2,626,100,171
Other assets and liabilities, net - 0.03%		834,998

TOTAL NET ASSETS - 100.00%		$2,626,935,169

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.05%
John Hancock Trust (G) - 100.05%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	235,510,655	$2,381,012,725
Active Bond, Series NAV (MFC
Global U.S./Declaration) (A)	2,411,091	23,122,361
All Cap Core, Series NAV (Deutsche)	8,842,225	137,673,449
Alpha Opportunities
Trust, Series NAV (Wellington)	21,880,300	349,209,592
Blue Chip Growth, Series NAV (T. Rowe Price)	19,052,579	345,804,310
Bond, Series NAV (MFC Global U.S.) (A)	46,264,407	608,376,949
Capital Appreciation, Series NAV (Jennison)	37,472,437	343,247,527
Core Bond, Series NAV (Wells Capital)	24,385,129	328,955,386
Emerging Markets Value, Series NAV (DFA)	42,102,785	595,333,375
Equity-Income, Series NAV (T. Rowe Price)	40,062,302	522,011,791
Floating Rate Income, Series NAV (WAMCO)	19,092,634	245,531,273
Fundamental Value, Series NAV (Davis)	41,159,480	548,244,271
Global Bond, Series NAV (PIMCO)	12,378,515	151,141,664
Growth Equity, Series NAV (Rainier)	32,765,815	337,487,893
High Income, Series NAV (MFC
Global U.S.) (A)	13,494,729	138,995,712
High Yield, Series NAV (WAMCO)	51,079,207	434,173,262
International Core, Series NAV (GMO)	36,272,421	334,069,002
International Index, Series NAV (MFC
Global U.S.A.) (A)	59,113,775	999,022,799
International
Opportunities, Series NAV (Marsico)	23,602,499	267,888,361
International Value, Series NAV
(Franklin Templeton)	23,244,181	265,216,110
Large Cap Value, Series NAV (BlackRock)	10,414,541	166,736,799
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	17,952,941	277,911,519
Mid Cap Stock, Series NAV (Wellington) (I)	11,226,028	138,865,968
Mid Cap Value
Equity, Series NAV (RiverSource)	6,381,254	69,747,111
Mid Value, Series NAV (T. Rowe Price)	13,392,953	138,884,919
Optimized Value, Series NAV (MFC
Global U.S.A.) (A)	18,157,474	168,501,360
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	6,175,135	79,165,228

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Small Cap Growth, Series NAV (Wellington) (I)	6,925,825	$62,332,428
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	17,186,096	208,295,481
Small Cap
Opportunities, Series NAV (Munder) (I)	4,203,962	69,701,690
Small Cap Value, Series NAV (Wellington)	4,224,262	69,700,327
Small Company Growth, Series NAV (AIM) (I)	4,177,250	55,557,425
Small Company Value, Series NAV (T.
Rowe Price)	6,803,126	104,019,803
Smaller Company Growth, Series NAV
(Frontier/MFC
Global U.S.A./Perimeter) (A)(I)	3,612,612	55,381,336
Spectrum Income, Series NAV (T. Rowe Price)	42,756,735	560,113,224
Strategic Bond, Series NAV (WAMCO)	7,513,316	74,456,965
Strategic Income, Series NAV (MFC
Global U.S.) (A)	7,159,129	99,726,674
Total Bond Market
A, Series NAV (Declaration) (A)	16,259,484	222,267,152
Total Return, Series NAV (PIMCO)	48,473,629	692,203,418
U.S. High Yield Bond, Series NAV
(Wells Capital)	7,812,554	99,844,438
U.S. Multi Sector, Series NAV (GMO)	43,206,725	494,716,997
Value & Restructuring, Series NAV (Columbia)	13,681,984	171,161,614
Vista, Series NAV (American Century) (I)	6,239,573	68,822,495

		13,504,632,183

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $12,413,759,887)		$13,504,632,183

Total investments (Lifestyle Growth Trust)
(Cost $12,413,759,887) - 100.05%		$13,504,632,183
Other assets and liabilities, net - (0.05%)		(6,600,403)

TOTAL NET ASSETS - 100.00%		$13,498,031,780

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.08%
John Hancock Trust (G) - 100.08%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	34,219,497	$345,959,117
Active Bond, Series NAV (MFC
Global U.S./Declaration) (A)	8,329,168	79,876,724
Alpha Opportunities
Trust, Series NAV (Wellington)	2,191,119	34,970,256
Blue Chip Growth, Series NAV (T. Rowe Price)	4,803,004	87,174,514
Bond, Series NAV (MFC Global U.S.) (A)	26,424,414	347,481,045
Capital Appreciation, Series NAV (Jennison)	9,434,372	86,418,849
Core Bond, Series NAV (Wells Capital)	14,100,898	190,221,112
Equity-Income, Series NAV (T. Rowe Price)	8,028,477	104,611,052
Floating Rate Income, Series NAV (WAMCO)	3,852,954	49,548,992
Fundamental Value, Series NAV (Davis)	5,166,604	68,819,160
Global Bond, Series NAV (PIMCO)	6,773,532	82,704,831
High Income, Series NAV (MFC
Global U.S.) (A)	8,439,549	86,927,357
High Yield, Series NAV (WAMCO)	11,244,617	95,579,244
International Core, Series NAV (GMO)	9,343,186	86,050,744
International Index, Series NAV (MFC
Global U.S.A.) (A)	8,107,985	137,024,951
International
Opportunities, Series NAV (Marsico)	4,543,628	51,570,180

259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
International Value, Series NAV
(Franklin Templeton)	4,497,222	$51,313,299
Investment Quality
Bond, Series NAV (Wellington)	1,414,057	15,992,986
Large Cap Value, Series NAV (BlackRock)	2,136,823	34,210,540
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,692,328	41,677,237
Mid Cap Stock, Series NAV (Wellington) (I)	2,517,230	31,138,139
Mid Value, Series NAV (T. Rowe Price)	3,033,709	31,459,562
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	3,121,133	40,012,925
Small Cap Growth, Series NAV (Wellington) (I)	1,151,440	10,362,964
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,281,091	27,646,824
Small Cap Value, Series NAV (Wellington)	845,636	13,952,994
Small Company Growth, Series NAV (AIM) (I)	651,061	8,659,117
Small Company Value, Series NAV (T.
Rowe Price)	1,017,414	15,556,265
Smaller Company Growth, Series NAV
(Frontier/MFC
Global U.S.A./Perimeter) (A)(I)	675,237	10,351,376
Spectrum Income, Series NAV (T. Rowe Price)	25,884,718	339,089,808
Strategic Bond, Series NAV (WAMCO)	4,316,894	42,780,418
Strategic Income, Series NAV (MFC
Global U.S.) (A)	3,864,986	53,839,254
Total Bond Market
A, Series NAV (Declaration) (A)	8,300,734	113,471,028
Total Return, Series NAV (PIMCO)	26,062,447	372,171,741
U.S. High Yield Bond, Series NAV
(Wells Capital)	7,362,381	94,091,227
U.S. Multi Sector, Series NAV (GMO)	5,919,349	67,776,551
Value & Restructuring, Series NAV (Columbia)	2,778,674	34,761,208

		3,385,253,591

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,135,944,441)		$3,385,253,591

Total investments (Lifestyle Moderate Trust)
(Cost $3,135,944,441) - 100.08%		$3,385,253,591
Other assets and liabilities, net - (0.08%)		(2,775,003)

TOTAL NET ASSETS - 100.00%		$3,382,478,588

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.35%
Consumer Discretionary - 14.35%
Auto Components - 0.72%
BorgWarner, Inc. (I)(L)	133,050	$5,079,849
Gentex Corp.	158,105	3,070,399

		8,150,248
Automobiles - 0.11%
Thor Industries, Inc.	40,081	1,210,847
Distributors - 0.29%
LKQ Corp. (I)	160,916	3,266,595
Diversified Consumer Services - 1.91%
Brink’s Home Security Holdings, Inc. (I)	52,123	2,217,834
Career Education Corp. (I)(L)	77,506	2,452,290
Corinthian Colleges, Inc. (I)(L)	99,829	1,755,992

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
ITT Educational Services, Inc. (I)(L)	33,884	$3,811,272
Matthews International Corp., Class A	34,545	1,226,348
Regis Corp.	64,507	1,204,991
Service Corp. International	289,093	2,653,874
Sotheby’s (L)	76,649	2,383,017
Strayer Education, Inc. (L)	15,884	3,868,072

		21,573,690
Hotels, Restaurants & Leisure - 2.22%
Bally Technologies, Inc. (I)	62,843	2,547,655
Bob Evans Farms, Inc.	34,684	1,072,082
Boyd Gaming Corp. (I)(L)	62,262	615,149
Brinker International, Inc.	116,608	2,248,202
Burger King Holdings, Inc.	104,668	2,225,242
Chipotle Mexican Grill, Inc., Class A (I)	35,914	4,046,430
International Speedway Corp., Class A	34,598	891,590
Life Time Fitness, Inc. (I)(L)	47,125	1,324,213
Panera Bread Company (I)(L)	36,206	2,769,397
Scientific Games Corp. (I)	73,367	1,033,007
The Cheesecake Factory, Inc. (I)	68,716	1,859,455
Wendy’s/Arby’s Group, Inc., Class A	393,962	1,969,810
WMS Industries, Inc. (I)	59,686	2,503,231

		25,105,463
Household Durables - 1.79%
American Greetings Corp., Class A	44,584	929,131
KB Home (L)	84,191	1,410,199
MDC Holdings, Inc.	42,853	1,483,142
Mohawk Industries, Inc. (I)	63,891	3,474,393
NVR, Inc. (I)(L)	6,959	5,055,714
Ryland Group, Inc. (L)	49,500	1,110,780
Toll Brothers, Inc. (I)(L)	159,709	3,321,947
Tupperware Brands Corp.	71,796	3,462,003

		20,247,309
Internet & Catalog Retail - 0.31%
Netflix, Inc. (I)(L)	48,127	3,548,885
Media - 0.79%
Dreamworks Animation SKG, Inc. (I)	86,179	3,394,591
Harte-Hanks, Inc.	43,087	554,099
John Wiley & Sons, Inc.	48,752	2,109,987
Lamar Advertising Company (I)(L)	60,704	2,085,182
Scholastic Corp.	28,811	806,708

		8,950,567
Multiline Retail - 0.74%
99 Cents Only Stores (I)	51,353	837,054
Dollar Tree, Inc. (I)	100,443	5,948,234
Saks, Inc. (I)(L)	181,596	1,561,726

		8,347,014
Specialty Retail - 4.30%
Aaron, Inc., Class B (L)	61,787	2,059,979
Advance Auto Parts, Inc.	104,993	4,401,307
Aeropostale, Inc. (I)(L)	112,774	3,251,274
American Eagle Outfitters, Inc.	236,447	4,378,998
AnnTaylor Stores Corp. (I)(L)	66,827	1,383,319
Barnes & Noble, Inc. (L)	44,761	967,733
CarMax, Inc. (I)(L)	253,615	6,370,809
Chico’s FAS, Inc.	202,544	2,920,684
Coldwater Creek, Inc. (I)(L)	65,503	454,591
Collective Brands, Inc. (I)	72,962	1,659,156
Dick’s Sporting Goods, Inc. (I)(L)	101,723	2,655,988
Foot Locker, Inc.	178,115	2,678,850
Guess?, Inc.	66,228	3,111,391
J. Crew Group, Inc. (I)(L)	63,675	2,922,683

260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
PetSmart, Inc.	140,622	$4,494,279
Rent-A-Center, Inc. (I)	74,673	1,766,016
Williams-Sonoma, Inc. (L)	120,826	3,176,516

		48,653,573
Textiles, Apparel & Luxury Goods - 1.17%
Fossil, Inc. (I)	54,868	2,070,718
Hanesbrands, Inc. (I)	108,566	3,020,306
Phillips-Van Heusen Corp.	58,876	3,377,127
The Timberland Company, Class A (I)	50,016	1,067,341
The Warnaco Group, Inc. (I)	51,986	2,480,252
Under Armour, Inc., Class A (I)(L)	42,932	1,262,630

		13,278,374

		162,332,565
Consumer Staples - 3.87%
Beverages - 0.31%
Hansen Natural Corp. (I)	80,262	3,481,766
Food & Staples Retailing - 0.34%
BJ’s Wholesale Club, Inc. (I)(L)	63,369	2,344,019
Ruddick Corp. (L)	46,599	1,474,392

		3,818,411
Food Products - 1.65%
Corn Products International, Inc.	85,458	2,961,974
Flowers Foods, Inc. (L)	87,314	2,160,148
Green Mountain Coffee Roasters, Inc. (I)(L)	39,797	3,853,146
Lancaster Colony Corp.	22,146	1,305,728
Ralcorp Holdings, Inc. (I)	62,300	4,222,694
Smithfield Foods, Inc. (I)(L)	160,873	3,336,506
Tootsie Roll Industries, Inc. (L)	30,485	824,007

		18,664,203
Household Products - 0.91%
Church & Dwight Company, Inc.	80,393	5,382,311
Energizer Holdings, Inc. (I)	79,466	4,987,286

		10,369,597
Personal Products - 0.53%
Alberto-Culver Company	97,408	2,547,219
NBTY, Inc. (I)	71,955	3,452,401

		5,999,620
Tobacco - 0.13%
Universal Corp. (L)	27,883	1,469,155

		43,802,752
Energy - 5.75%
Energy Equipment & Services - 2.15%
Atwood Oceanics, Inc. (I)	64,485	2,233,116
Exterran Holdings, Inc. (I)(L)	71,144	1,719,550
Helix Energy Solutions Group, Inc (I)	104,464	1,361,166
Oceaneering International, Inc. (I)	62,498	3,967,998
Patterson-UTI Energy, Inc.	174,760	2,441,397
Pride International, Inc. (I)(L)	199,806	6,016,159
Superior Energy Services, Inc. (I)	89,369	1,878,536
Tidewater, Inc. (L)	58,854	2,782,029
Unit Corp. (I)	46,036	1,946,402

		24,346,353
Oil, Gas & Consumable Fuels - 3.60%
Arch Coal, Inc. (L)	184,896	4,224,874
Bill Barrett Corp. (I)(L)	44,005	1,351,394
Cimarex Energy Company	95,409	5,665,386
Comstock Resources, Inc. (I)	53,607	1,704,703
Forest Oil Corp. (I)(L)	127,945	3,303,540

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Frontier Oil Corp.	119,132	$1,608,282
Mariner Energy, Inc. (I)	115,826	1,733,915
Newfield Exploration Company (I)	151,204	7,870,168
Overseas Shipholding Group, Inc. (L)	30,101	1,180,862
Patriot Coal Corp. (I)(L)	85,831	1,756,102
Plains Exploration & Production Company (I)	158,638	4,757,554
Quicksilver Resources, Inc. (I)	134,732	1,895,679
Southern Union Company	141,584	3,591,986

		40,644,445

		64,990,798
Financials - 19.99%
Commercial Banks - 3.69%
Associated Banc Corp. (L)	196,563	2,712,569
BancorpSouth, Inc. (L)	82,951	1,738,653
Bank of Hawaii Corp.	54,637	2,455,933
Cathay General Bancorp (L)	89,322	1,040,601
City National Corp. (L)	49,296	2,660,505
Commerce Bancshares, Inc.	83,071	3,417,541
Cullen/Frost Bankers, Inc. (L)	68,338	3,813,260
FirstMerit Corp.	98,987	2,135,150
Fulton Financial Corp. (L)	200,807	2,046,223
International Bancshares Corp. (L)	58,582	1,346,800
PacWest Bancorp (L)	33,636	767,574
Prosperity Bancshares, Inc. (L)	53,082	2,176,362
SVB Financial Group (I)(L)	47,061	2,195,866
Synovus Financial Corp. (L)	557,432	1,833,951
TCF Financial Corp. (L)	140,354	2,237,243
Trustmark Corp. (L)	64,511	1,576,004
Valley National Bancorp (L)	174,274	2,678,591
Webster Financial Corp.	75,845	1,326,529
Westamerica Bancorp. (L)	33,239	1,916,228
Wilmington Trust Corp. (L)	100,518	1,665,583

		41,741,166
Consumer Finance - 0.23%
AmeriCredit Corp. (I)(L)	109,692	2,606,282
Diversified Financial Services - 2.66%
Affiliated Managers Group, Inc. (I)(L)	48,200	3,807,800
Apollo Investment Corp.	200,533	2,552,785
Eaton Vance Corp. (L)	133,738	4,485,573
Greenhill & Company, Inc. (L)	23,343	1,916,227
Jefferies Group, Inc. (L)	138,593	3,280,496
MSCI, Inc. (I)	119,478	4,313,156
Raymond James Financial, Inc. (L)	112,879	3,018,384
SEI Investments Company	146,894	3,227,261
Waddell & Reed Financial, Inc.	97,114	3,499,989

		30,101,671
Insurance - 4.54%
American Financial Group, Inc.	86,780	2,468,891
Arthur J. Gallagher & Company	116,626	2,863,168
Brown & Brown, Inc. (L)	134,248	2,405,724
Everest Re Group, Ltd.	67,504	5,463,099
Fidelity National Financial, Inc., Class A	262,195	3,885,730
First American Corp.	117,777	3,985,574
Hanover Insurance Group, Inc.	56,938	2,483,066
HCC Insurance Holdings, Inc.	130,415	3,599,454
Horace Mann Educators Corp.	44,262	666,586
Mercury General Corp.	40,525	1,771,753
Old Republic International Corp.	273,902	3,473,077
Protective Life Corp.	97,395	2,141,716
Reinsurance Group of America, Inc.	83,070	4,362,836
StanCorp Financial Group, Inc. (L)	53,753	2,560,255
Transatlantic Holdings, Inc.	73,270	3,868,656

261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unitrin, Inc.	56,770	$1,592,399
W.R. Berkley Corp. (L)	146,077	3,811,149

		51,403,133
Real Estate Investment Trusts - 7.08%
Alexandria Real Estate Equities, Inc. (L)	50,399	3,406,972
AMB Property Corp.	169,794	4,625,189
BRE Properties, Inc.	62,802	2,245,172
Camden Property Trust (L)	73,032	3,040,322
Corporate Office Properties Trust	66,444	2,666,398
Cousins Properties, Inc. (L)	113,588	943,917
Duke Realty Corp.	255,171	3,164,120
Equity One, Inc. (L)	37,123	701,253
Essex Property Trust, Inc. (L)	33,136	2,980,583
Federal Realty Investment Trust (L)	69,712	5,075,731
Highwoods Properties, Inc. (L)	81,213	2,576,888
Hospitality Properties Trust	140,407	3,362,748
Liberty Property Trust (L)	128,334	4,355,656
Mack-Cali Realty Corp.	90,120	3,176,730
Nationwide Health Properties, Inc.	133,627	4,696,989
OMEGA Healthcare Investors, Inc.	100,989	1,968,276
Potlatch Corp. (L)	45,329	1,588,328
Rayonier, Inc. (L)	90,937	4,131,268
Realty Income Corp. (L)	118,809	3,646,248
Regency Centers Corp. (L)	92,818	3,477,890
Senior Housing Properties Trust	144,957	3,210,798
SL Green Realty Corp. (L)	88,569	5,072,347
The Macerich Company (L)	111,496	4,271,412
UDR, Inc. (L)	176,921	3,120,886
Weingarten Realty Investors (L)	118,905	2,563,592

		80,069,713
Real Estate Management & Development - 0.31%
Jones Lang LaSalle, Inc.	47,715	3,477,946
Thrifts & Mortgage Finance - 1.48%
Astoria Financial Corp.	93,587	1,357,012
First Niagara Financial Group, Inc.	214,531	3,050,631
New York Community Bancorp, Inc. (L)	493,008	8,154,352
NewAlliance Bancshares, Inc.	120,691	1,523,120
Washington Federal, Inc.	127,965	2,600,249

		16,685,364

		226,085,275
Health Care - 12.47%
Biotechnology - 1.44%
OSI Pharmaceuticals, Inc. (I)(L)	66,356	3,951,500
United Therapeutics Corp. (I)	54,687	3,025,832
Vertex Pharmaceuticals, Inc. (I)	228,256	9,328,823

		16,306,155
Health Care Equipment & Supplies - 3.97%
Beckman Coulter, Inc.	79,510	4,993,228
Edwards Lifesciences Corp. (I)(L)	64,364	6,364,312
Gen-Probe, Inc. (I)(L)	55,861	2,793,050
Hill-Rom Holdings, Inc. (L)	71,550	1,946,876
Hologic, Inc. (I)	294,127	5,453,115
IDEXX Laboratories, Inc. (I)(L)	66,185	3,808,947
Immucor, Inc. (I)	79,225	1,773,848
Kinetic Concepts, Inc. (I)(L)	70,623	3,376,486
Masimo Corp. (L)	59,382	1,576,592
ResMed, Inc. (I)(L)	85,521	5,443,412
STERIS Corp. (L)	67,286	2,264,847
Teleflex, Inc.	45,248	2,899,039
Thoratec Corp. (I)(L)	64,943	2,172,343

		44,866,095

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.34%
Community Health Systems, Inc. (I)(L)	105,961	$3,913,140
Health Management Associates, Inc. (I)	284,341	2,445,333
Health Net, Inc. (I)	114,017	2,835,603
Henry Schein, Inc. (I)(L)	103,199	6,078,421
Kindred Healthcare, Inc. (I)	44,141	796,745
LifePoint Hospitals, Inc. (I)	62,417	2,295,697
Lincare Holdings, Inc. (I)(L)	74,783	3,356,261
Omnicare, Inc.	136,880	3,872,335
Owens & Minor, Inc.	47,751	2,215,169
Psychiatric Solutions, Inc. (I)(L)	64,028	1,908,034
Universal Health Services, Inc., Class B	110,360	3,872,532
VCA Antech, Inc. (I)	97,274	2,726,590
WellCare Health Plans, Inc. (I)	48,188	1,436,002

		37,751,862
Health Care Technology - 0.58%
Cerner Corp. (I)(L)	77,349	6,579,306
Life Sciences Tools & Services - 1.96%
Affymetrix, Inc. (I)	80,268	589,167
Bio-Rad Laboratories, Inc. (I)	21,904	2,267,502
Charles River Laboratories
International, Inc. (I)	74,981	2,947,503
Covance, Inc. (I)(L)	73,049	4,484,478
Mettler-Toledo International, Inc. (I)	38,437	4,197,320
Pharmaceutical Product Development, Inc.	134,830	3,202,213
Techne Corp.	42,460	2,704,277
Varian, Inc. (I)	32,893	1,703,200

		22,095,660
Pharmaceuticals - 1.18%
Endo Pharmaceutical Holdings, Inc. (I)	133,473	3,161,975
Medicis Pharmaceutical Corp., Class A (L)	66,001	1,660,585
Perrigo Company (L)	91,553	5,375,992
Valeant Pharmaceuticals International (I)(L)	73,695	3,162,252

		13,360,804

		140,959,882
Industrials - 14.22%
Aerospace & Defense - 0.58%
Alliant Techsystems, Inc. (I)(L)	37,571	3,054,522
BE Aerospace, Inc. (I)	116,320	3,541,944

		6,596,466
Airlines - 0.33%
AirTran Holdings, Inc. (I)(L)	151,991	772,114
Alaska Air Group, Inc. (I)	40,565	1,672,495
JetBlue Airways Corp. (I)(L)	235,991	1,316,830

		3,761,439
Building Products - 0.22%
Lennox International, Inc.	55,741	2,470,441
Commercial Services & Supplies - 1.51%
Brinks Company	54,479	1,537,942
Clean Harbors, Inc. (I)	25,988	1,443,893
Copart, Inc. (I)	76,610	2,727,316
Corrections Corp. of America (I)	131,965	2,620,825
Deluxe Corp.	57,840	1,123,253
Herman Miller, Inc.	63,655	1,149,609
HNI Corp. (L)	51,317	1,366,572
Mine Safety Appliances Company	34,125	954,135
Rollins, Inc.	49,765	1,078,905
Waste Connections, Inc. (I)	89,529	3,040,405

		17,042,855

262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.49%
Aecom Technology Corp. (I)	129,696	$3,679,476
Granite Construction, Inc.	37,992	1,148,118
KBR, Inc.	182,612	4,046,682
Shaw Group, Inc. (I)	95,149	3,275,029
URS Corp. (I)(L)	95,599	4,742,666

		16,891,971
Electrical Equipment - 1.37%
AMETEK, Inc.	122,802	5,091,371
Hubbell, Inc.	67,992	3,428,837
Regal-Beloit Corp. (L)	42,639	2,533,183
Thomas & Betts Corp. (I)	59,880	2,349,691
Woodward Governor Company	64,615	2,066,388

		15,469,470
Industrial Conglomerates - 0.23%
Carlisle Companies, Inc.	68,479	2,609,050
Machinery - 5.50%
AGCO Corp. (I)(L)	105,213	3,773,990
Bucyrus International, Inc.	92,029	6,072,994
Crane Company	53,312	1,892,576
Donaldson Company, Inc.	87,902	3,966,138
Federal Signal Corp.	55,070	496,181
Graco, Inc.	68,371	2,187,872
Harsco Corp.	91,400	2,919,316
IDEX Corp.	92,178	3,051,092
Joy Global, Inc.	117,143	6,630,294
Kennametal, Inc.	92,796	2,609,424
Lincoln Electric Holdings, Inc.	48,521	2,636,146
Nordson Corp.	38,389	2,607,381
Oshkosh Corp. (I)	101,882	4,109,920
Pentair, Inc.	111,913	3,986,341
SPX Corp.	56,691	3,759,747
Terex Corp. (I)	123,246	2,798,917
Timken Company	90,426	2,713,684
Trinity Industries, Inc. (L)	90,129	1,798,975
Valmont Industries, Inc. (L)	22,733	1,882,974
Wabtec Corp. (L)	54,192	2,282,567

		62,176,529
Marine - 0.34%
Alexander & Baldwin, Inc.	46,706	1,543,633
Kirby Corp. (I)(L)	61,239	2,336,268

		3,879,901
Professional Services - 1.07%
FTI Consulting, Inc. (I)(L)	52,896	2,079,871
Korn/Ferry International (I)	51,581	910,405
Manpower, Inc.	89,525	5,113,668
Navigant Consulting Company (I)	56,480	685,102
The Corporate Executive Board Company	38,564	1,025,417
Towers Watson & Company	48,560	2,306,600

		12,121,063
Road & Rail - 1.16%
Con-way, Inc.	56,296	1,977,116
J.B. Hunt Transport Services, Inc. (L)	99,940	3,585,847
Kansas City Southern (I)(L)	109,840	3,972,913
Landstar System, Inc.	57,424	2,410,660
Werner Enterprises, Inc.	50,008	1,158,685

		13,105,221
Trading Companies & Distributors - 0.42%
GATX Corp.	52,462	1,503,036
MSC Industrial Direct Company,
Inc., Class A (L)	50,354	2,553,955

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. (I)	67,947	$637,343

		4,694,334

		160,818,740
Information Technology - 14.53%
Communications Equipment - 1.90%
3Com Corp. (I)	446,290	3,431,970
ADC Telecommunications, Inc. (I)	109,148	797,872
ADTRAN, Inc. (L)	63,649	1,677,151
Ciena Corp. (I)(L)	105,346	1,605,473
CommScope, Inc. (I)	107,281	3,006,014
F5 Networks, Inc. (I)	90,479	5,565,363
Palm, Inc. (I)(L)	190,722	717,115
Plantronics, Inc. (L)	54,918	1,717,835
Polycom, Inc. (I)	95,761	2,928,371

		21,447,164
Computers & Peripherals - 0.43%
Diebold, Inc.	75,477	2,397,150
NCR Corp. (I)	181,170	2,500,146

		4,897,296
Electronic Equipment, Instruments & Components - 2.35%
Arrow Electronics, Inc. (I)	136,372	4,108,888
Avnet, Inc. (I)	172,673	5,180,190
Ingram Micro, Inc., Class A (I)	186,199	3,267,792
Itron, Inc. (I)	45,709	3,317,102
National Instruments Corp.	65,091	2,170,785
Tech Data Corp. (I)	57,905	2,426,220
Trimble Navigation, Ltd. (I)	137,347	3,944,606
Vishay Intertechnology, Inc. (I)(L)	212,400	2,172,852

		26,588,435
Internet Software & Services - 0.86%
AOL, Inc. (I)	121,236	3,064,846
Digital River, Inc. (I)	43,988	1,332,836
Equinix, Inc. (I)(L)	44,809	4,361,708
ValueClick, Inc. (I)	95,057	963,878

		9,723,268
IT Services - 2.68%
Acxiom Corp. (I)	90,071	1,615,874
Alliance Data Systems Corp. (I)(L)	59,807	3,827,050
Broadridge Financial Solutions, Inc.	153,371	3,279,072
Convergys Corp. (I)	140,168	1,718,460
DST Systems, Inc. (L)	43,922	1,820,567
Gartner Group, Inc., Class A (I)(L)	68,773	1,529,512
Global Payments, Inc. (L)	92,754	4,224,945
Hewitt Associates, Inc. (I)	95,221	3,787,891
Lender Processing Services, Inc.	108,656	4,101,764
ManTech International Corp. (I)	25,140	1,227,586
NeuStar, Inc., Class A (I)	84,745	2,135,574
SRA International, Inc., Class A (I)	48,664	1,011,725

		30,280,020
Office Electronics - 0.18%
Zebra Technologies Corp., Class A (I)	66,925	1,980,980
Semiconductors & Semiconductor Equipment - 2.50%
Atmel Corp. (I)	518,543	2,608,271
Cree, Inc. (I)(L)	120,823	8,484,191
Fairchild Semiconductor International, Inc. (I)	141,470	1,506,656
Integrated Device Technology, Inc. (I)	187,548	1,149,669
International Rectifier Corp. (I)(L)	80,513	1,843,748
Intersil Corp.	139,993	2,066,297
Lam Research Corp. (I)	145,572	5,432,747
RF Micro Devices, Inc. (I)	305,454	1,521,161

263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp. (I)	69,651	$1,214,017
Silicon Laboratories, Inc. (I)	52,267	2,491,568

		28,318,325
Software - 3.63%
ACI Worldwide, Inc. (I)	38,420	791,836
Advent Software, Inc. (I)(L)	17,691	791,672
ANSYS, Inc. (I)	102,246	4,410,892
Cadence Design Systems, Inc. (I)	305,860	2,037,028
FactSet Research Systems, Inc. (L)	47,721	3,501,290
Fair Isaac Corp.	52,912	1,340,790
Informatica Corp. (I)	103,011	2,766,875
Jack Henry & Associates, Inc. (L)	96,161	2,313,634
Mentor Graphics Corp. (I)	111,044	890,573
MICROS Systems, Inc. (I)	90,653	2,980,671
Parametric Technology Corp. (I)	133,160	2,403,538
Quest Software, Inc. (I)	71,236	1,267,288
Rovi Corp. (I)(L)	118,566	4,402,356
Solera Holdings, Inc.	79,508	3,072,984
Sybase, Inc. (I)(L)	93,736	4,369,972
Synopsys, Inc. (I)(L)	166,763	3,730,488

		41,071,887

		164,307,375
Materials - 6.67%
Chemicals - 3.63%
Albemarle Corp.	103,916	4,429,939
Ashland, Inc.	88,834	4,687,770
Cabot Corp.	74,373	2,260,939
Cytec Industries, Inc.	55,506	2,594,350
Intrepid Potash, Inc. (I)(L)	46,963	1,424,388
Lubrizol Corp.	77,827	7,138,292
Minerals Technologies, Inc.	21,161	1,096,986
Olin Corp. (L)	89,372	1,753,479
RPM International, Inc. (L)	147,366	3,144,790
Sensient Technologies Corp.	56,019	1,627,912
Terra Industries, Inc. (L)	112,763	5,160,035
The Scotts Miracle-Gro Company, Class A	51,524	2,388,137
Valspar Corp.	113,247	3,338,522

		41,045,539
Construction Materials - 0.38%
Martin Marietta Materials, Inc. (L)	51,581	4,309,593
Containers & Packaging - 1.41%
AptarGroup, Inc.	77,209	3,038,174
Greif, Inc., Class A	39,121	2,148,525
Packaging Corp. of America (L)	117,244	2,885,375
Silgan Holdings, Inc.	30,498	1,836,895
Sonoco Products Company (L)	114,093	3,512,923
Temple-Inland, Inc.	122,355	2,499,713

		15,921,605
Metals & Mining - 1.14%
Carpenter Technology Corp.	50,045	1,831,647
Commercial Metals Company	128,472	1,934,788
Reliance Steel & Aluminum Company	73,078	3,597,630
Steel Dynamics, Inc.	246,189	4,300,922
Worthington Industries, Inc.	68,825	1,189,984

		12,854,971
Paper & Forest Products - 0.11%
Louisiana-Pacific Corp. (I)(L)	144,380	1,306,639

		75,438,347

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.79%
Diversified Telecommunication Services - 0.34%
Cincinnati Bell, Inc. (I)	229,281	$781,848
TW Telecom, Inc. (I)(L)	170,886	3,101,581

		3,883,429
Wireless Telecommunication Services - 0.45%
Syniverse Holdings, Inc. (I)	78,960	1,537,351
Telephone & Data Systems, Inc.	104,842	3,548,902

		5,086,253

		8,969,682
Utilities - 5.71%
Electric Utilities - 1.76%
Cleco Corp.	68,854	1,828,074
DPL, Inc.	136,294	3,705,834
Great Plains Energy, Inc. (L)	154,042	2,860,560
Hawaiian Electric Industries, Inc. (L)	104,765	2,351,974
IDACORP, Inc.	54,570	1,889,213
NV Energy, Inc.	267,252	3,295,217
PNM Resources, Inc.	97,905	1,226,750
Westar Energy, Inc.	124,076	2,766,895

		19,924,517
Gas Utilities - 1.79%
AGL Resources, Inc.	88,245	3,410,669
Atmos Energy Corp.	105,896	3,025,449
Energen Corp.	81,655	3,799,407
National Fuel Gas Company	92,302	4,665,866
UGI Corp.	123,883	3,287,855
WGL Holdings, Inc.	57,245	1,983,539

		20,172,785
Independent Power Producers & Energy Traders - 0.06%
Dynegy, Inc., Class A (I)	569,848	718,008
Multi-Utilities - 1.86%
Alliant Energy Corp. (L)	125,902	4,187,501
Black Hills Corp.	43,903	1,332,456
MDU Resources Group, Inc.	213,789	4,613,567
NSTAR	121,548	4,305,230
OGE Energy Corp.	110,441	4,300,573
Vectren Corp.	92,352	2,282,941

		21,022,268
Water Utilities - 0.24%
Aqua America, Inc. (L)	155,077	2,724,703

		64,562,281

TOTAL COMMON STOCKS (Cost $1,024,141,429)		$1,112,267,697

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	935	94

TOTAL WARRANTS (Cost $0)		$94

SHORT-TERM INVESTMENTS - 28.22%
Short-Term Securities* - 1.31%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$2,770,000	2,770,000
Federal Home Loan Bank Discount Notes,
0.053%, 04/16/2010	12,000,000	11,999,400

		14,769,400

264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 26.91%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$30,412,732	$304,394,955

TOTAL SHORT-TERM INVESTMENTS (Cost $319,193,963)		$319,164,355

Total Investments (Mid Cap Index Trust)
(Cost $1,343,335,392) - 126.57%		$1,431,432,146
Other assets and liabilities, net - (26.57%)		(300,488,487)

TOTAL NET ASSETS - 100.00%		$1,130,943,659

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.56%
Consumer Discretionary - 23.00%
Auto Components - 0.94%
Gentex Corp.	387,600	$7,527,193
Diversified Consumer Services - 1.01%
Strayer Education, Inc. (L)	33,300	8,109,216
Hotels, Restaurants & Leisure - 2.13%
MGM Mirage (I)(L)	725,040	8,700,480
The Cheesecake Factory, Inc. (I)(L)	311,820	8,437,849

		17,138,329
Household Durables - 5.28%
D.R. Horton, Inc. (L)	693,700	8,740,620
Jarden Corp.	380,844	12,678,297
MRV Engenharia e Participacoes SA	1,010,500	7,051,652
Pulte Group, Inc. (I)	302,000	3,397,500
Tempur-Pedic International, Inc. (I)	348,150	10,500,204

		42,368,273
Leisure Equipment & Products - 0.88%
Brunswick Corp.	5,500	87,835
Pool Corp. (L)	308,446	6,983,217

		7,071,052
Media - 2.29%
Dreamworks Animation SKG, Inc. (I)	218,061	8,589,423
Focus Media Holding, Ltd., ADR (I)(L)	535,900	9,785,534

		18,374,957
Multiline Retail - 1.00%
Family Dollar Stores, Inc.	219,940	8,052,003
Specialty Retail - 6.51%
Advance Auto Parts, Inc.	152,480	6,391,962
Dick’s Sporting Goods, Inc. (I)(L)	279,500	7,297,745
Penske Auto Group, Inc. (I)	379,704	5,475,332
Ross Stores, Inc.	179,600	9,603,212
Urban Outfitters, Inc. (I)	329,500	12,530,885
Williams-Sonoma, Inc. (L)	415,700	10,928,753

		52,227,889
Textiles, Apparel & Luxury Goods - 2.96%
Coach, Inc.	208,100	8,224,112
Hanesbrands, Inc. (I)	557,500	15,509,650

		23,733,762

		184,602,674

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 1.47%
Food Products - 1.47%
Green Mountain Coffee Roasters, Inc. (I)(L)	121,700	$11,782,994
Energy - 4.33%
Energy Equipment & Services - 1.03%
Baker Hughes, Inc. (L)	175,800	8,234,472
Oil, Gas & Consumable Fuels - 3.30%
Frontline, Ltd. (L)	245,500	7,519,665
Karoon Gas Australia, Ltd. (I)(L)	284,175	2,184,416
Massey Energy Company	100,500	5,255,145
Peabody Energy Corp.	77,000	3,518,900
Valero Energy Corp.	407,400	8,025,780

		26,503,906

		34,738,378
Financials - 5.30%
Diversified Financial Services - 3.85%
Ameriprise Financial, Inc.	273,420	12,402,331
Great American Group, Inc. (I)	939,600	2,067,120
Invesco, Ltd.	326,100	7,144,851
Waddell & Reed Financial, Inc.	257,000	9,262,280

		30,876,582
Insurance - 1.45%
Genworth Financial, Inc., Class A (I)	582,200	10,677,548
Phoenix Group Holdings (L)	99,019	1,010,028

		11,687,576

		42,564,158
Health Care - 13.75%
Biotechnology - 1.09%
Alkermes, Inc. (I)	200,099	2,595,284
Amylin Pharmaceuticals, Inc. (I)(L)	165,833	3,729,584
Regeneron Pharmaceuticals, Inc. (I)	91,000	2,410,590

		8,735,458
Health Care Equipment & Supplies - 2.82%
Beckman Coulter, Inc.	30,393	1,908,680
Edwards Lifesciences Corp. (I)	61,000	6,031,680
Hologic, Inc. (I)	555,400	10,297,116
Intuitive Surgical, Inc. (I)(L)	12,600	4,386,438

		22,623,914
Health Care Providers & Services - 3.04%
Coventry Health Care, Inc. (I)(L)	302,900	7,487,688
Humana, Inc. (I)	168,800	7,894,776
Lincare Holdings, Inc. (I)(L)	201,800	9,056,784

		24,439,248
Health Care Technology - 1.84%
SXC Health Solutions Corp. (I)	219,545	14,770,988
Life Sciences Tools & Services - 0.79%
Pharmaceutical Product Development, Inc.	266,600	6,331,750
Pharmaceuticals - 4.17%
Auxilium Pharmaceuticals, Inc. (I)(L)	267,600	8,338,416
Mylan, Inc. (I)(L)	363,800	8,261,898
Shionogi & Company, Ltd.	353,800	6,724,289
Watson Pharmaceuticals, Inc. (I)	243,300	10,162,641

		33,487,244

		110,388,602
Industrials - 14.89%
Aerospace & Defense - 2.55%
BE Aerospace, Inc. (I)	392,700	11,957,715

265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Rockwell Collins, Inc.	135,800	$8,499,722

		20,457,437
Air Freight & Logistics - 1.01%
Expeditors International of Washington, Inc.	218,700	8,074,404
Airlines - 1.73%
JetBlue Airways Corp. (I)(L)	1,162,500	6,486,750
US Airways Group, Inc. (I)(L)	1,010,300	7,425,705

		13,912,455
Building Products - 2.37%
Lennox International, Inc.	140,800	6,240,256
Masco Corp.	824,100	12,790,032

		19,030,288
Commercial Services & Supplies - 1.19%
Corrections Corp. of America (I)	480,700	9,546,702
Electrical Equipment - 0.72%
Regal-Beloit Corp. (L)	97,425	5,788,019
Machinery - 2.99%
Ingersoll-Rand PLC (L)	418,600	14,596,582
Navistar International Corp. (I)	209,300	9,361,989

		23,958,571
Road & Rail - 2.33%
Hertz Global Holdings, Inc. (I)(L)	401,200	4,007,988
J.B. Hunt Transport Services, Inc.	209,200	7,506,096
Localiza Rent A Car	679,100	7,179,172

		18,693,256

		119,461,132
Information Technology - 32.04%
Communications Equipment - 3.26%
Juniper Networks, Inc. (I)(L)	242,400	7,436,832
Polycom, Inc. (I)	280,000	8,562,400
Riverbed Technology, Inc. (I)(L)	280,800	7,974,720
Viasat, Inc. (I)	64,400	2,228,884

		26,202,836
Computers & Peripherals - 4.19%
NetApp, Inc. (I)	231,900	7,550,664
SanDisk Corp. (I)	278,400	9,640,992
Seagate Technology (I)	900,100	16,435,826

		33,627,482
Electronic Equipment, Instruments & Components - 3.04%
Jabil Circuit, Inc.	458,200	7,418,258
Sanmina-SCI Corp. (I)	549,130	9,060,645
Trimble Navigation, Ltd. (I)	274,540	7,884,789

		24,363,692
Internet Software & Services - 4.92%
Equinix, Inc. (I)(L)	99,800	9,714,532
GSI Commerce, Inc. (I)	367,100	10,157,657
Rackspace Hosting, Inc. (I)(L)	366,800	6,870,164
VistaPrint NV (I)(L)	222,900	12,761,025

		39,503,378
IT Services - 1.77%
Cognizant Technology Solutions
Corp., Class A (I)	150,630	7,679,117
Genpact, Ltd. (I)	389,000	6,523,530

		14,202,647
Semiconductors & Semiconductor Equipment - 9.77%
Atheros Communications, Inc. (I)(L)	316,530	12,252,876

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	301,000	$9,987,180
Cypress Semiconductor Corp. (I)(L)	644,800	7,415,200
Marvell Technology Group, Ltd. (I)	579,300	11,806,134
Maxim Integrated Products, Inc.	448,400	8,694,476
Power Integrations, Inc.	100,300	4,132,360
RF Micro Devices, Inc. (I)	1,482,900	7,384,842
Skyworks Solutions, Inc. (I)(L)	713,400	11,129,040
TriQuint Semiconductor, Inc. (I)	804,000	5,628,000

		78,430,108
Software - 5.09%
Adobe Systems, Inc. (I)	279,870	9,899,002
BMC Software, Inc. (I)	168,800	6,414,400
Citrix Systems, Inc. (I)	257,600	12,228,272
Concur Technologies, Inc. (I)	182,400	7,480,224
Rovi Corp. (I)	129,900	4,823,187

		40,845,085

		257,175,228
Materials - 3.85%
Chemicals - 0.96%
CF Industries Holdings, Inc.	84,000	7,659,120
Construction Materials - 1.04%
Eagle Materials, Inc.	314,000	8,333,560
Metals & Mining - 1.85%
Cliffs Natural Resources, Inc.	110,200	7,818,690
Steel Dynamics, Inc.	403,700	7,052,639

		14,871,329

		30,864,009
Telecommunication Services - 0.93%
Wireless Telecommunication Services - 0.93%
American Tower Corp., Class A (I)	174,375	7,430,119

TOTAL COMMON STOCKS (Cost $657,275,638)		$799,007,294

SHORT-TERM INVESTMENTS - 22.13%
Repurchase Agreement - 0.71%
Bank of New York Repurchase Agreement
date 03/31/2010 at 0.03% to be repurchased
at $5,700,005 on 04/01/2010, collateralized
by $8,436,455 Federal National Mortgage
Association, 5.00% due 03/01/2023 (valued
at $5,814,000, including interest)	$5,700,000	5,700,000
Securities Lending Collateral - 21.42%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	17,179,788	171,949,058

TOTAL SHORT-TERM INVESTMENTS (Cost $177,667,053)		$177,649,058

Total Investments (Mid Cap Stock Trust)
(Cost $834,942,691) - 121.69%		$976,656,352
Other assets and liabilities, net - (21.69%)		(174,090,580)

TOTAL NET ASSETS - 100.00%		$802,565,772

266

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.34%
Consumer Discretionary - 10.61%
Auto Components - 0.80%
The Goodyear Tire & Rubber Company (I)	90,349	$1,142,008
Automobiles - 0.18%
Ford Motor Company (I)(L)	20,187	253,751
Distributors - 0.48%
Genuine Parts Company	16,222	685,217
Hotels, Restaurants & Leisure - 0.88%
Penn National Gaming, Inc. (I)	26,823	745,679
Royal Caribbean Cruises, Ltd. (I)(L)	15,264	503,559

		1,249,238
Household Durables - 2.18%
D.R. Horton, Inc. (L)	39,606	499,036
KB Home (L)	14,595	244,466
Mohawk Industries, Inc. (I)	13,259	721,024
Pulte Group, Inc. (I)	48,539	546,064
Stanley Black & Decker, Inc.	18,919	1,086,140

		3,096,730
Leisure Equipment & Products - 0.83%
Hasbro, Inc.	30,880	1,182,086
Media - 1.75%
National CineMedia, Inc.	65,719	1,134,310
Regal Entertainment Group	77,207	1,356,527

		2,490,837
Multiline Retail - 1.29%
Macy’s, Inc.	83,817	1,824,696
Specialty Retail - 1.25%
Abercrombie & Fitch Company, Class A (L)	27,954	1,275,821
Bed Bath & Beyond, Inc. (I)	11,312	495,013

		1,770,834
Textiles, Apparel & Luxury Goods - 0.97%
VF Corp.	17,112	1,371,527

		15,066,924
Consumer Staples - 2.65%
Tobacco - 2.65%
Lorillard, Inc.	50,120	3,771,029
Energy - 8.96%
Energy Equipment & Services - 2.79%
Cameron International Corp. (I)	16,826	721,162
Helix Energy Solutions Group, Inc (I)	15,884	206,969
Nabors Industries, Ltd. (I)	3,681	72,258
Noble Corp. (I)	24,498	1,024,506
Smith International, Inc.	32,270	1,381,801
Transocean, Ltd. (I)	6,425	554,992

		3,961,688
Oil, Gas & Consumable Fuels - 6.17%
Alpha Natural Resources, Inc. (I)	23,253	1,160,092
El Paso Corp.	57,072	618,660
Enbridge, Inc.	62,761	2,996,838
Newfield Exploration Company (I)	19,120	995,196
Pioneer Natural Resources Company	18,527	1,043,441
Southwestern Energy Company (I)	13,760	560,307
Sunoco, Inc.	15,151	450,136
Ultra Petroleum Corp. (I)	8,804	410,531
Valero Energy Corp.	26,730	526,581

		8,761,782

		12,723,470

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 16.87%
Diversified Financial Services - 1.67%
Artio Global Investors, Inc.	13,933	$344,702
Invesco, Ltd.	67,538	1,479,758
PICO Holdings, Inc. (I)	14,584	542,379

		2,366,839
Insurance - 10.06%
Aon Corp.	15,213	649,747
Arch Capital Group, Ltd. (I)	5,377	409,996
Assurant, Inc.	36,912	1,269,035
Axis Capital Holdings, Ltd.	34,384	1,074,844
Everest Re Group, Ltd.	22,162	1,793,571
Lincoln National Corp.	46,655	1,432,309
PartnerRe, Ltd.	24,011	1,914,157
Transatlantic Holdings, Inc.	13,421	708,629
Willis Group Holdings PLC	25,472	797,019
XL Capital, Ltd., Class A	223,933	4,232,334

		14,281,641
Real Estate Investment Trusts - 4.59%
AvalonBay Communities, Inc. (L)	12,150	1,049,153
Boston Properties, Inc.	7,309	551,391
Equity Residential	37,960	1,486,134
Pebblebrook Hotel Trust (I)	15,464	325,208
ProLogis (L)	59,853	790,060
Rayonier, Inc. (L)	28,943	1,314,880
Ventas, Inc.	21,225	1,007,763

		6,524,589
Real Estate Management & Development - 0.55%
The St. Joe Company (I)(L)	24,245	784,326

		23,957,395
Health Care - 8.61%
Health Care Equipment & Supplies - 1.05%
Hospira, Inc. (I)	26,383	1,494,597
Health Care Providers & Services - 0.75%
CIGNA Corp.	12,742	466,102
Universal Health Services, Inc., Class B	17,056	598,495

		1,064,597
Life Sciences Tools & Services - 1.84%
Covance, Inc. (I)(L)	21,205	1,301,775
Life Technologies Corp. (I)	25,066	1,310,200

		2,611,975
Pharmaceuticals - 4.97%
Forest Laboratories, Inc. (I)	60,679	1,902,893
King Pharmaceuticals, Inc. (I)	87,462	1,028,553
Mylan, Inc. (I)(L)	181,924	4,131,494

		7,062,940

		12,234,109
Industrials - 19.94%
Aerospace & Defense - 1.18%
Goodrich Corp.	23,850	1,681,902
Airlines - 1.70%
AMR Corp. (I)	29,580	269,474
Continental Airlines, Inc. (I)(L)	24,385	535,738
Delta Air Lines, Inc. (I)(L)	62,862	917,157
UAL Corp. (I)(L)	17,380	339,779
US Airways Group, Inc. (I)(L)	48,092	353,476

		2,415,624

267

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.91%
Ritchie Brothers Auctioneers, Inc.	59,744	$1,286,288
Construction & Engineering - 2.74%
Chicago Bridge & Iron Company NV (I)(L)	44,343	1,031,418
Fluor Corp.	13,112	609,839
Foster Wheeler AG (I)	31,111	844,353
Insituform Technologies, Inc., Class A (I)	7,846	208,782
Jacobs Engineering Group, Inc. (I)	14,085	636,501
KBR, Inc.	25,454	564,061

		3,894,954
Electrical Equipment - 4.20%
A.O. Smith Corp.	22,095	1,161,534
Cooper Industries PLC	78,739	3,774,748
Rockwell Automation, Inc.	18,176	1,024,399

		5,960,681
Industrial Conglomerates - 0.90%
McDermott International, Inc. (I)	47,243	1,271,782
Machinery - 5.11%
AGCO Corp. (I)	31,092	1,115,270
Eaton Corp.	36,160	2,739,843
Ingersoll-Rand PLC (L)	37,848	1,319,760
Parker Hannifin Corp.	18,975	1,228,442
The Manitowoc Company, Inc. (L)	66,113	859,469

		7,262,784
Road & Rail - 2.47%
Con-way, Inc.	4,101	144,027
CSX Corp.	21,061	1,072,005
J.B. Hunt Transport Services, Inc.	7,347	263,610
Kansas City Southern (I)(L)	38,981	1,409,943
Knight Transportation, Inc.	7,074	149,191
Landstar System, Inc.	5,362	225,097
Old Dominion Freight Lines, Inc. (I)	3,022	100,905
Werner Enterprises, Inc.	6,425	148,867

		3,513,645
Trading Companies & Distributors - 0.73%
W.W. Grainger, Inc.	9,599	1,037,844

		28,325,504
Information Technology - 10.59%
Communications Equipment - 0.50%
Brocade Communications Systems, Inc. (I)	123,083	702,804
Electronic Equipment, Instruments & Components - 2.63%
Agilent Technologies, Inc. (I)	45,593	1,567,943
Avnet, Inc. (I)	26,588	797,640
Celestica, Inc. (I)	124,960	1,365,813

		3,731,396
IT Services - 0.61%
Computer Sciences Corp. (I)	15,960	869,660
Semiconductors & Semiconductor Equipment - 3.32%
LSI Corp. (I)	359,907	2,202,631
Maxim Integrated Products, Inc.	96,144	1,864,232
Microchip Technology, Inc. (L)	23,122	651,116

		4,717,979
Software - 3.53%
Adobe Systems, Inc. (I)	31,383	1,110,017
Autodesk, Inc. (I)	47,222	1,389,271
BMC Software, Inc. (I)	35,964	1,366,632
Check Point Software Technologies, Ltd. (I)	32,704	1,146,602

		5,012,522

		15,034,361

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 9.10%
Chemicals - 4.95%
Agrium, Inc. (L)	15,373	$1,085,795
Eastman Chemical Company	37,330	2,377,174
Lubrizol Corp.	20,591	1,888,607
PPG Industries, Inc. (L)	25,770	1,685,358

		7,036,934
Construction Materials - 0.65%
Cemex SAB de CV, SADR (I)(L)	90,142	920,350
Metals & Mining - 3.50%
Freeport-McMoRan Copper & Gold, Inc.	22,852	1,909,056
Nucor Corp.	24,956	1,132,503
Steel Dynamics, Inc.	44,395	775,581
United States Steel Corp. (L)	18,166	1,153,904

		4,971,044

		12,928,328
Telecommunication Services - 3.81%
Diversified Telecommunication Services - 3.38%
CenturyTel, Inc. (L)	50,159	1,778,638
Qwest Communications International, Inc. (L)	375,247	1,958,789
Windstream Corp. (L)	97,291	1,059,499

		4,796,926
Wireless Telecommunication Services - 0.43%
Sprint Nextel Corp. (I)	162,511	617,542

		5,414,468
Utilities - 6.20%
Electric Utilities - 2.13%
Allegheny Energy, Inc.	47,445	1,091,235
Pepco Holdings, Inc.	83,250	1,427,738
Pinnacle West Capital Corp.	13,569	511,958

		3,030,931
Gas Utilities - 1.03%
EQT Corp.	15,961	654,401
Questar Corp.	18,541	800,971

		1,455,372
Multi-Utilities - 3.04%
DTE Energy Company	20,888	931,605
Sempra Energy	40,732	2,032,527
Wisconsin Energy Corp.	27,354	1,351,561

		4,315,693

		8,801,996

TOTAL COMMON STOCKS (Cost $98,440,461)		$138,257,584

CONVERTIBLE BONDS - 0.60%
Consumer Discretionary - 0.37%
Automobiles - 0.37%
Ford Motor Company
4.250%, 11/15/2016	351,000	525,184
Telecommunication Services - 0.23%
Diversified Telecommunication Services - 0.23%
Qwest Communications International, Inc.
3.500%, 11/15/2025	289,000	325,125

TOTAL CONVERTIBLE BONDS (Cost $741,873)		$850,309

268

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 18.01%
Short-Term Securities* - 2.61%
BNP Paribas Finance, Inc., zero
coupon, 04/01/2010	$3,700,000	$3,700,000
Securities Lending Collateral - 15.40%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	2,185,636	21,875,594

TOTAL SHORT-TERM INVESTMENTS (Cost $25,577,690)		$25,575,594

Total Investments (Mid Cap Value Equity Trust)
(Cost $124,760,024) - 115.95%		$164,683,487
Other assets and liabilities, net - (15.95%)		(22,657,775)

TOTAL NET ASSETS - 100.00%		$142,025,712

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.55%
Consumer Discretionary - 16.80%
Auto Components - 1.21%
BorgWarner, Inc. (I)(L)	193,900	$7,403,100
TRW Automotive Holdings Corp. (I)	73,900	2,112,062

		9,515,162
Diversified Consumer Services - 2.40%
Apollo Group, Inc., Class A (I)	60,600	3,714,174
Career Education Corp. (I)(L)	283,500	8,969,940
Weight Watchers International, Inc.	238,450	6,087,629

		18,771,743
Hotels, Restaurants & Leisure - 0.99%
International Game Technology	418,400	7,719,480
Household Durables - 2.00%
Fortune Brands, Inc.	181,200	8,790,012
Harman International Industries, Inc. (I)	89,100	4,168,098
Pulte Group, Inc. (I)	242,800	2,731,500

		15,689,610
Internet & Catalog Retail - 1.41%
Expedia, Inc. (L)	99,500	2,483,520
Liberty Media Corp. - Interactive A (I)	559,600	8,567,476

		11,050,996
Leisure Equipment & Products - 1.49%
Mattel, Inc.	390,400	8,877,696
Sankyo Company, Ltd.	57,000	2,820,559

		11,698,255
Media - 4.18%
Discovery Communications,
Inc., Series A (I)(L)	20,050	677,490
Discovery Communications, Inc., Series C (I)	52,250	1,536,673
DISH Network Corp.	170,800	3,556,056
Liberty Media-Starz, Series A (I)	45,300	2,477,004
Meredith Corp. (L)	279,981	9,634,146
Scholastic Corp.	211,724	5,928,272
Scripps Networks Interactive, Inc., Class A (L)	124,500	5,521,575
The Washington Post Company, Class B	7,700	3,420,186

		32,751,402
Multiline Retail - 0.41%
Dollar General Corp. (I)	127,600	3,221,900

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 2.71%
Bed Bath & Beyond, Inc. (I)	95,800	$4,192,208
CarMax, Inc. (I)(L)	144,700	3,634,864
The Gap, Inc.	438,200	10,126,802
Tiffany & Company	68,700	3,262,563

		21,216,437

		131,634,985
Consumer Staples - 8.58%
Beverages - 0.41%
Brown Forman Corp.	53,500	3,180,575
Food & Staples Retailing - 2.70%
Sysco Corp.	290,600	8,572,700
The Kroger Company	499,600	10,821,336
Whole Foods Market, Inc. (I)(L)	49,500	1,789,425

		21,183,461
Food Products - 3.82%
Campbell Soup Company (L)	300,700	10,629,745
McCormick & Company, Inc.	139,500	5,351,220
The Hershey Company (L)	264,700	11,331,807
Tootsie Roll Industries, Inc. (L)	98,001	2,648,978

		29,961,750
Personal Products - 1.65%
Alberto-Culver Company	259,600	6,788,540
Estee Lauder Companies, Inc., Class A	94,800	6,149,676

		12,938,216

		67,264,002
Energy - 8.28%
Energy Equipment & Services - 1.21%
BJ Services Company	198,000	4,237,200
Smith International, Inc.	123,600	5,292,552

		9,529,752
Oil, Gas & Consumable Fuels - 7.07%
Arch Coal, Inc. (L)	220,333	5,034,609
Cimarex Energy Company	147,400	8,752,612
Hess Corp.	18,800	1,175,940
Murphy Oil Corp.	163,300	9,175,827
Nexen, Inc.	613,200	15,152,172
Suncor Energy, Inc.	160,300	5,216,162
Sunoco, Inc.	213,100	6,331,201
The Williams Companies, Inc.	196,500	4,539,150

		55,377,673

		64,907,425
Financials - 19.68%
Commercial Banks - 4.39%
Commerce Bancshares, Inc.	66,338	2,729,145
First Horizon National Corp. (I)	417,302	5,863,095
KeyCorp (L)	912,300	7,070,325
Marshall & Ilsley Corp. (L)	695,900	5,601,995
Valley National Bancorp (L)	114,971	1,767,104
Westamerica Bancorp. (L)	105,500	6,082,075
Wilmington Trust Corp. (L)	317,300	5,257,661

		34,371,400
Consumer Finance - 1.15%
Discover Financial Services	601,800	8,966,820
Diversified Financial Services - 4.34%
CIT Group, Inc. (I)	124,100	4,834,936
E*TRADE Financial Corp. (I)	1,347,600	2,223,540
Greenhill & Company, Inc. (L)	83,800	6,879,142

269

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Janus Capital Group, Inc.	604,400	$8,636,876
Northern Trust Corp. (L)	207,300	11,455,398

		34,029,892
Insurance - 5.73%
Aon Corp.	23,100	986,601
Arthur J. Gallagher & Company	83,800	2,057,290
Assured Guaranty, Ltd.	71,800	1,577,446
Axis Capital Holdings, Ltd.	15,600	487,656
Cincinnati Financial Corp. (L)	14,100	407,490
Fidelity National Financial, Inc., Class A	118,400	1,754,688
First American Corp.	216,100	7,312,824
Marsh & McLennan Companies, Inc.	406,500	9,926,730
OneBeacon Insurance Group, Ltd.	162,400	2,801,400
The Allstate Corp.	242,100	7,822,251
The Progressive Corp.	328,800	6,276,792
The Travelers Companies, Inc.	64,617	3,485,441

		44,896,609
Real Estate Investment Trusts - 2.92%
Cousins Properties, Inc. (L)	343,104	2,851,192
Duke Realty Corp.	18,400	228,160
Federal Realty Investment Trust	7,800	567,918
Kimco Realty Corp. (L)	473,000	7,397,720
SL Green Realty Corp. (L)	62,200	3,562,194
Starwood Property Trust, Inc.	132,300	2,553,390
Vornado Realty Trust	27,070	2,049,199
Weingarten Realty Investors (L)	170,700	3,680,292

		22,890,065
Real Estate Management & Development - 1.15%
The St. Joe Company (I)(L)	279,400	9,038,590

		154,193,376
Health Care - 6.44%
Biotechnology - 0.85%
Biogen Idec, Inc. (I)	18,500	1,061,160
OSI Pharmaceuticals, Inc. (I)(L)	93,600	5,573,880

		6,635,040
Health Care Equipment & Supplies - 2.54%
Boston Scientific Corp. (I)	513,000	3,703,860
CareFusion Corp. (I)	278,800	7,368,684
Stryker Corp.	89,200	5,104,024
Zimmer Holdings, Inc. (I)	63,200	3,741,440

		19,918,008
Health Care Providers & Services - 3.05%
Cardinal Health, Inc.	237,800	8,567,934
Healthsouth Corp. (I)(L)	655,270	12,253,549
Select Medical Holdings Corp. (I)	362,800	3,062,032

		23,883,515

		50,436,563
Industrials - 8.51%
Aerospace & Defense - 0.61%
Raytheon Company	83,500	4,769,520
Airlines - 2.68%
Delta Air Lines, Inc. (I)(L)	373,200	5,444,988
Southwest Airlines Company	1,176,400	15,552,008

		20,996,996
Commercial Services & Supplies - 0.81%
Cintas Corp.	224,800	6,314,632
Industrial Conglomerates - 0.83%
Textron, Inc. (L)	306,800	6,513,364

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.23%
Harsco Corp.	114,500	$3,657,130
WABCO Holdings, Inc. (I)	199,900	5,981,008

		9,638,138
Professional Services - 1.88%
Equifax, Inc.	77,900	2,788,820
Manpower, Inc.	156,900	8,962,128
Verisk Analytics, Inc., Class A (I)	107,300	3,025,860

		14,776,808
Road & Rail - 0.47%
Hertz Global Holdings, Inc. (I)(L)	369,100	3,687,309

		66,696,767
Information Technology - 7.79%
Communications Equipment - 0.89%
Harris Corp.	29,300	1,391,457
Motorola, Inc. (I)	790,100	5,546,502

		6,937,959
Electronic Equipment, Instruments & Components - 3.12%
AVX Corp.	302,100	4,289,820
Molex, Inc.	496,300	8,759,695
National Instruments Corp.	40,400	1,347,340
Tyco Electronics, Ltd.	366,400	10,068,672

		24,465,527
IT Services - 1.12%
Automatic Data Processing, Inc.	21,500	956,105
Paychex, Inc.	254,100	7,800,870

		8,756,975
Semiconductors & Semiconductor Equipment - 1.76%
ASML Holding NV (L)	46,683	1,652,578
National Semiconductor Corp. (L)	214,500	3,099,525
Novellus Systems, Inc. (I)	363,000	9,075,000

		13,827,103
Software - 0.90%
CA, Inc.	155,000	3,637,850
Electronic Arts, Inc. (I)	182,000	3,396,120

		7,033,970

		61,021,534
Materials - 5.82%
Chemicals - 1.68%
International Flavors & Fragrances, Inc.	81,700	3,894,639
Nalco Holding Company	266,300	6,479,079
Sigma-Aldrich Corp.	51,800	2,779,588

		13,153,306
Containers & Packaging - 0.74%
Temple-Inland, Inc.	282,800	5,777,604
Metals & Mining - 1.21%
Alcoa, Inc.	152,400	2,170,176
AngloGold Ashanti, Ltd., SADR (L)	2,200	83,490
Franco-Nevada Corp.	179,900	4,826,737
Gold Fields, Ltd.	191,500	2,416,730

		9,497,133
Paper & Forest Products - 2.19%
Domtar Corp. (I)	23,783	1,531,863
Weyerhaeuser Company	345,300	15,631,731

		17,163,594

		45,591,637

270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.15%
Wireless Telecommunication Services - 1.15%
Telephone & Data Systems, Inc.	92,500	$3,131,125
Telephone & Data Systems, Inc. -
Special Shares	196,300	5,857,592

		8,988,717

		8,988,717
Utilities - 7.50%
Electric Utilities - 3.35%
Allegheny Energy, Inc.	464,500	10,683,500
American Electric Power Company, Inc.	115,700	3,954,626
Duke Energy Corp.	258,900	4,225,248
FirstEnergy Corp. (L)	48,800	1,907,592
Pepco Holdings, Inc.	177,700	3,047,555
Pinnacle West Capital Corp.	65,300	2,463,769

		26,282,290
Independent Power Producers & Energy Traders - 3.11%
Calpine Corp. (I)	511,500	6,081,735
Constellation Energy Group, Inc.	177,300	6,225,003
Mirant Corp. (I)	649,900	7,057,914
NRG Energy, Inc. (I)(L)	239,700	5,009,730

		24,374,382
Multi-Utilities - 1.04%
Ameren Corp.	12,413	323,731
NiSource, Inc.	392,200	6,196,760
TECO Energy, Inc. (L)	101,700	1,616,013

		8,136,504

		58,793,176

TOTAL COMMON STOCKS (Cost $518,028,046)		$709,528,182

PREFERRED STOCKS - 0.27%
Financials - 0.27%
Insurance - 0.27%
Assured Guaranty, Ltd. 8.500%	23,000	2,090,884

TOTAL PREFERRED STOCKS (Cost $1,150,000)		$2,090,884

CONVERTIBLE BONDS - 1.34%
Financials - 0.15%
Diversified Financial Services - 0.15%
Janus Capital Group, Inc.
3.250%, 07/15/2014	884,000	1,116,050
Industrials - 0.73%
Industrial Conglomerates - 0.42%
Textron Inc, Series TXT
4.500%, 05/01/2013	1,900,000	3,296,500
Road & Rail - 0.31%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	1,711,000	2,416,788

		5,713,288
Materials - 0.25%
Metals & Mining - 0.25%
Alcoa, Inc.
5.250%, 03/15/2014	850,000	1,966,688

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.21%
Communications Equipment - 0.21%
Lucent Technologies, Inc.
2.875%, 06/15/2025	1,916,000	1,659,735

TOTAL CONVERTIBLE BONDS (Cost $7,354,302)		$10,455,761

SHORT-TERM INVESTMENTS - 25.39%
Short-Term Securities* - 7.29%
State Street Institutional US Government
Money Market Fund, 0.03489%	$777,995	777,995
T. Rowe Price Reserve Investment
Fund, 0.25404%	56,317,073	56,317,073

		57,095,068
Securities Lending Collateral - 18.10%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	14,174,590	141,870,632

TOTAL SHORT-TERM INVESTMENTS (Cost $198,976,938)		$198,965,700

Total Investments (Mid Value Trust)
(Cost $725,509,286) - 117.55%		$921,040,527
Other assets and liabilities, net - (17.55%)		(137,494,918)

TOTAL NET ASSETS - 100.00%		$783,545,609

Money Market Trust
	Shares or
	Principal
	Amount	Value

U.S TREASURY OBLIGATIONS - 16.58%
U.S. Treasury Bills - 16.58%
0.335%, 01/13/2011	$55,100,000	$54,952,845
0.320%, 09/23/2010	75,000,000	74,883,333
0.320%, 11/18/2010	75,000,000	74,846,000
0.295%, 11/18/2010	50,000,000	49,905,354
0.285%, 08/26/2010	50,000,000	49,941,813
0.285%, 01/13/2011	40,000,000	39,909,116
0.260%, 11/18/2010	150,000,000	149,749,750
0.245%, 08/26/2010	50,000,000	49,949,979
0.240%, 08/26/2010	50,000,000	49,951,000
0.160%, 06/10/2010	35,000,000	34,989,111
0.155%, 07/15/2010	100,000,000	99,902,292

TOTAL U.S TREASURY OBLIGATIONS (Cost $728,980,593)		$728,980,593

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 37.65%
Federal Home Loan Bank - 13.93%
0.840%, 08/04/2010 (P)	80,000,000	80,000,000
0.800%, 04/30/2010	125,000,000	125,000,000
0.700%, 05/13/2010	80,000,000	80,000,147
0.600%, 11/01/2010 (P)	130,000,000	129,999,987
0.570%, 04/13/2011	70,000,000	70,000,000
0.400%, 12/27/2010	100,000,000	100,000,000
0.130%, 04/21/2010	13,640,000	13,639,015
0.120%, 04/12/2010	14,000,000	13,999,487
Federal Home Loan Mortgage Corp. - 13.11%
4.125%, 07/12/2010	80,000,000	80,797,244
0.324%, 03/09/2011 (P)	200,000,000	200,021,870
0.150%, 06/01/2010	41,970,000	41,959,333
0.130%, 05/04/2010	44,775,000	44,769,664
0.120%, 04/29/2010	208,890,000	208,870,017

271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association - 10.61%
0.830%, 08/11/2010 (P)	$150,000,000	$150,000,000
0.145%, 05/12/2010	29,590,000	29,585,114
0.140%, 05/03/2010	180,000,000	179,934,917
0.120%, 04/12/2010 to 04/21/2010	106,857,000	106,850,961

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,655,427,756)		$1,655,427,756

COMMERCIAL PAPER - 21.96%
Bank of Montreal
0.190%, 04/16/2010	30,000,000	29,997,625
Bank of Montreal
0.170%, 05/03/2010	50,000,000	49,992,444
Bank of Nova Scotia
0.160%, 04/01/2010	80,000,000	80,000,000
Bank of Nova Scotia
0.160%, 04/06/2010	45,654,000	45,652,985
BNP Paribas Finance, Inc.
0.170%, 04/08/2010	88,500,000	88,497,075
BNP Paribas Finance, Inc.
0.170%, 04/12/2010	52,000,000	51,997,299
BNP Paribas Finance, Inc.
0.130%, 04/07/2010	45,000,000	44,999,025
Campbell Soup Company
0.140%, 04/05/2010	16,030,000	16,029,751
General Electric Capital Corp.
0.100%, 04/13/2010	59,900,000	59,898,003
General Electric Capital Corp.
0.020%, 04/07/2010	24,750,000	24,749,918
Govco LLC
0.200%, 04/14/2010 (S)	75,000,000	74,994,583
International Business Machines Corp.
0.150%, 04/05/2010	5,000,000	4,999,917
JPMorgan Chase & Company
0.030%, 04/01/2010	6,255,000	6,255,000
Nestle Capital Corp.
0.140%, 04/12/2010	75,000,000	74,996,792
Pepsico, Inc.
0.150%, 04/27/2010	21,000,000	20,997,725
Pepsico, Inc.
0.110%, 04/05/2010	28,820,000	28,819,648
Rabobank Nederland NV
0.160%, 04/05/2010	75,000,000	74,998,667
Societe Generale North America, Inc.
0.230%, 04/01/2010	17,629,000	17,629,000
Societe Generale North America, Inc.
0.150%, 04/06/2010	70,000,000	69,998,542
UBS Finance Delaware LLC
0.080%, 04/12/2010	100,000,000	99,997,556

TOTAL COMMERCIAL PAPER (Cost $965,501,555)		$965,501,555

CORPORATE INTEREST-BEARING
OBLIGATIONS - 4.96%
Bank of America NA
0.850%, 05/12/2010 (P)	75,000,000	75,052,933
Barclays Bank PLC
0.500%, 02/01/2011 (P)	50,000,000	50,000,000
Toronto-Dominion Bank
0.330%, 05/19/2010	50,000,000	50,007,321
US Bancorp
0.649%, 05/06/2010 (P)	43,000,000	43,018,025

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $218,078,279)		$218,078,279

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM - 18.80%
Bank of America Corp.
1.072%, 12/02/2011 (P)	$35,925,000	$36,505,816
Citigroup Funding, Inc.
0.717%, 04/30/2012 (P)	75,000,000	75,000,000
Citigroup Funding, Inc.
0.658%, 04/30/2012 (P)	130,420,000	130,731,783
General Electric Capital Corp.
1.184%, 12/09/2011 (P)	223,315,000	227,082,104
General Electric Capital Corp.
0.456%, 03/12/2012 (P)	100,000,000	100,000,000
JPMorgan Chase & Company
1.009%, 12/02/2011 (P)	75,000,000	76,017,801
Morgan Stanley
1.102%, 12/01/2011 (P)	64,975,000	65,997,094
Morgan Stanley
0.457%, 03/13/2012 (P)	75,000,000	75,000,000
Wells Fargo & Company
0.477%, 06/15/2012 (P)	40,000,000	40,000,000

TOTAL TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (Cost $826,334,598)		$826,334,598

Total Investments (Money Market Trust)
(Cost $4,394,322,781) - 99.95%		$4,394,322,781
Other assets and liabilities, net - 0.05%		2,244,507

TOTAL NET ASSETS - 100.00%		$4,396,567,288

Money Market Trust B
	Shares or
	Principal
	Amount	Value

U.S TREASURY OBLIGATIONS - 19.75%
U.S. Treasury Bills
0.335%, 01/13/2011	$10,000,000	$9,973,293
0.320%, 09/23/2010	28,000,000	27,956,447
0.320%, 11/18/2010	16,160,000	16,126,818
0.295%, 11/18/2010	10,000,000	9,981,071
0.285%, 08/26/2010	1,820,000	1,817,882
0.285%, 01/13/2011	10,000,000	9,977,279
0.260%, 11/18/2010	20,000,000	19,966,633
0.245%, 08/26/2010	10,000,000	9,989,996
0.155%, 07/15/2010	20,000,000	19,980,458

TOTAL U.S TREASURY OBLIGATIONS (Cost $125,769,877)		$125,769,877

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.29%
Federal Home Loan Bank
0.840%, 08/04/2010 (P)	27,000,000	27,000,000
0.800%, 04/30/2010	25,000,000	25,000,000
0.700%, 05/13/2010	20,000,000	20,000,037
0.600%, 11/01/2010 (P)	20,000,000	19,999,998
0.570%, 04/13/2011	10,000,000	10,000,000
0.150%, 04/09/2010	8,716,000	8,715,709

Federal Home Loan Mortgage Corp.
4.125%, 07/12/2010	20,000,000	20,199,311
0.125%, 04/26/2010	8,581,000	8,580,255
0.120%, 04/19/2010 to 05/12/2010	23,115,000	23,112,301

Federal National Mortgage Association
0.830%, 08/11/2010 (P)	30,000,000	30,000,000

272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (continued)
0.710%, 10/22/2010 (P)	$13,000,000	$13,032,374

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $205,639,985)		$205,639,985

COMMERCIAL PAPER - 21.90%
Bank of Nova Scotia
0.160%, 04/06/2010	25,000,000	24,999,444
BNP Paribas Finance, Inc.
0.170%, 04/12/2010	25,000,000	24,998,701
General Electric Co
0.110%, 04/15/2010	13,000,000	12,999,444
Govco LLC
0.200%, 04/14/2010 (S)	25,000,000	24,998,194
JPMorgan Chase & Company
0.010%, 04/01/2010	2,066,000	2,066,000
Nestle Capital Corp.
0.150%, 04/12/2010	25,000,000	24,998,854
Pepsico, Inc.
0.110%, 04/05/2010	15,000,000	14,999,817
World Bank
0.180%, 05/03/2010	9,435,000	9,433,490

TOTAL COMMERCIAL PAPER (Cost $139,493,944)		$139,493,944

CORPORATE INTEREST-BEARING
OBLIGATIONS - 6.29%
Bank of America NA
0.850%, 05/12/2010 (P)	25,000,000	25,017,645
Barclays Bank PLC
0.500%, 02/01/2011 (P)	5,000,000	5,000,000
US Bancorp
0.649%, 05/06/2010 (P)	10,000,000	10,004,192

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $40,021,837)		$40,021,837

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM - 19.70%
Bank of America Corp.
1.072%, 12/02/2011 (P)	6,075,000	6,173,217
Citigroup Funding, Inc.
0.723%, 04/30/2012 (P)	15,000,000	15,000,000
Citigroup Funding, Inc.
0.668%, 04/30/2012 (P)	28,800,000	28,876,392
General Electric Capital Corp.
1.184%, 12/09/2011 (P)	50,015,000	50,851,840
JPMorgan Chase & Company
1.038%, 12/02/2011 (P)	10,000,000	10,135,707
Morgan Stanley
1.102%, 12/01/2011 (P)	14,220,000	14,441,821

TOTAL TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (Cost $125,478,977)		$125,478,977

Total Investments (Money Market Trust B)
(Cost $636,404,620) - 99.93%		$636,404,620
Other assets and liabilities, net - 0.07%		459,205

TOTAL NET ASSETS - 100.00%		$636,863,825

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 81.43%
Australia - 0.29%
Babcock & Brown Infrastructure Group (I)	534,996	$1,790,021
Canada - 0.53%
Domtar Corp. (I)	50,279	3,238,470
Denmark - 1.53%
A P Moller Maersk AS, Series A	804	6,117,548
Carlsberg AS (L)	38,656	3,246,651

		9,364,199
France - 3.41%
Alstom SA	43,890	2,740,293
Carrefour SA	61,827	2,982,951
Danone SA	25,980	1,566,196
GDF Suez	73,031	2,823,495
Pernod-Ricard SA	84,691	7,185,083
Total SA	61,110	3,549,009

		20,847,027
Germany - 4.59%
Daimler AG (I)	54,688	2,575,387
Deutsche Boerse AG	49,207	3,648,473
E.ON AG	211,531	7,811,949
Linde AG	47,828	5,697,394
Siemens AG	82,755	8,290,974

		28,024,177
Hong Kong - 0.43%
The Link	1,073,024	2,634,427
Italy - 0.36%
Intesa Sanpaolo SpA (I)	594,624	2,212,635
Japan - 1.32%
Japan Tobacco, Inc.	1,022	3,788,043
Nintendo Company, Ltd.	12,765	4,262,600

		8,050,643
Netherlands - 1.16%
Koninklijke (Royal) KPN NV	286,006	4,534,778
TNT NV	88,934	2,552,551

		7,087,329
Norway - 1.46%
Orkla ASA	944,839	8,352,631
Tandberg ASA	20,788	592,868

		8,945,499
South Korea - 0.28%
KT&G Corp.	31,037	1,717,291
Spain - 0.47%
Telefonica SA	121,455	2,874,148
Switzerland - 6.96%
Alcon, Inc.	10,764	1,739,032
Nestle SA	214,550	10,976,649
Novartis AG	97,573	5,273,431
Transocean, Ltd. (I)(L)	110,016	9,503,182
Tyco Electronics, Ltd.	117,260	3,222,305
Tyco International, Ltd.	114,232	4,369,374
UBS AG (I)	232,118	3,768,446
Zurich Financial Services AG	14,369	3,687,419

		42,539,838
United Kingdom - 8.91%
Barclays PLC	1,178,272	6,415,697
British American Tobacco PLC	385,949	13,309,884
Cable & Wireless Communications PLC	2,440,931	2,051,799
Cable & Wireless Worldwide (I)	2,440,931	3,407,782
Canary Wharf Group PLC (I)	555,649	2,631,702

273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Tobacco Group PLC	357,482	$10,925,782
Royal Dutch Shell PLC (L)	236,374	6,836,924
Thomas Cook Group PLC	195,669	801,744
Vodafone Group PLC	3,475,368	8,041,335

		54,422,649
United States - 49.73%
ACE, Ltd.	100,584	5,260,543
Alexander’s, Inc. (I)	13,593	4,066,074
Alleghany Corp. (I)	5,810	1,689,525
Altria Group, Inc.	586,139	12,027,572
Baker Hughes, Inc. (L)	41,872	1,961,284
Bank of America Corp.	602,732	10,758,766
Becton, Dickinson & Company	6,170	485,764
Berkshire Hathaway, Inc., Class B (I)	89,840	7,301,297
Bond Street Holdings LLC, Class A (I)(S)	38,700	793,350
Boston Scientific Corp. (I)	384,420	2,775,512
Brown Forman Corp.	37,501	2,229,434
Cerberus Investors I LLC (I)	384,193	119,100
Cerberus Investors II LLC (I)	384,193	119,100
Cerberus Investors III LLC (I)	192,097	59,550
Coca-Cola Enterprises, Inc.	83,744	2,316,359
Community Health Systems, Inc. (I)(L)	58,797	2,171,373
Conseco, Inc. (I)	140,706	875,191
CVS Caremark Corp.	493,284	18,034,463
Dell, Inc. (I)	469,490	7,047,045
Dr. Pepper Snapple Group, Inc.	309,632	10,889,757
Eastman Kodak Company (I)	10,392	60,170
Eli Lilly & Company	14,800	536,056
Entergy Corp.	35,773	2,910,134
Exelon Corp.	125,695	5,506,698
Exterran Holdings, Inc. (I)(L)	63,948	1,545,623
Federal Signal Corp.	140,014	1,261,526
Forestar Group, Inc. (I)(L)	66,554	1,256,540
GenCorp, Inc. (I)(L)	92,209	531,124
General Mills, Inc.	64,774	4,585,351
Guaranty Bancorp (I)	21,927	34,864
Hillenbrand, Inc.	71,959	1,582,378
International Paper Company	212,849	5,238,214
Kraft Foods, Inc., Class A	422,647	12,780,845
Lorillard, Inc.	26,127	1,965,795
LSI Corp. (I)	1,044,213	6,390,584
Marathon Oil Corp.	233,159	7,377,151
Mattel, Inc.	335,125	7,620,743
Maxim Integrated Products, Inc.	231,024	4,479,555
MeadWestvaco Corp.	108,391	2,769,390
Microsoft Corp.	456,063	13,348,964
Morgan Stanley	242,610	7,106,047
Motorola, Inc. (I)	715,436	5,022,361
News Corp., Class A	955,523	13,769,086
Noble Energy, Inc.	24,714	1,804,122
NRG Energy, Inc. (I)(L)	197,070	4,118,763
Old Republic International Corp.	253,356	3,212,554
Owens Corning, Inc. (I)	145,035	3,689,690
PepsiCo, Inc.	62,843	4,157,693
Philip Morris International, Inc.	69,721	3,636,647
PNC Financial Services Group, Inc.	69,000	4,119,300
Pride International, Inc. (I)	76,444	2,301,729
Reynolds American, Inc.	78,647	4,245,365
Stanley Black & Decker, Inc.	4,924	282,687
Tenet Healthcare Corp. (I)	1,109,444	6,346,020
The Kroger Company	312,954	6,778,584
The St. Joe Company (I)(L)	48,379	1,565,061
The Travelers Companies, Inc.	57,688	3,111,691
Time Warner Cable, Inc.	52,126	2,778,837

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	263,182	$8,598,156
Virgin Media, Inc. (L)	371,022	6,403,840
Wal-Mart Stores, Inc.	64,954	3,611,442
Wells Fargo & Company	219,840	6,841,421
Weyerhaeuser Company	267,321	12,101,622
White Mountains Insurance Group, Ltd.	20,381	7,235,255
Xerox Corp.	848,872	8,276,502

		303,877,239

TOTAL COMMON STOCKS (Cost $473,891,546)		$497,625,592

PREFERRED STOCKS - 0.22%
Germany - 0.22%
Volkswagen AG (N)	14,993	1,375,724

TOTAL PREFERRED STOCKS (Cost $1,307,498)		$1,375,724

CORPORATE BONDS - 0.65%
United States - 0.65%
Cerberus Investors I LLC
12.000%, 07/31/2014 (H)	337,200	104,532
Cerberus Investors II LLC
12.000%, 07/31/2014 (H)	337,200	104,532
Cerberus Investors III LLC
12.000%, 07/31/2014 (H)	168,600	52,266
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	3,974,943	3,696,115
Northwest Airlines, Inc.
0.00%, 01/16/2017 (I)	170,000	0
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	1,033

		3,958,478

TOTAL CORPORATE BONDS (Cost $4,636,522)		$3,958,478

TERM LOANS (M) - 4.15%
Germany - 0.08%
Spectrum Brands, Inc.
8.500%, 04/01/2013	352,499	472,984
United States - 4.07%
Avaya, Inc.
10/26/2014 (T)	5,000,000	4,460,715
Boston Generating LLC
3.637%, 12/21/2013	23,043	19,363
2.768%, 12/21/2013	82,367	69,214
2.768%, 12/21/2013	360,078	302,578
Charter Communications Operating LLC
7.250%, 03/06/2014	510,011	517,202
CIT Group, Inc.
13.000%, 01/20/2012	909,000	939,679
9.750%, 01/20/2012	2,051,100	2,097,250
First Data Corp.
3.268%, 09/24/2014	639,856	565,909
3.268%, 09/24/2014	1,308,859	1,159,233
3.268%, 09/24/2014	156,591	138,152
Lyondell Chemical Company
13.000%, 04/06/2010	132,000	136,515
Realogy Corp.
10/10/2013 (T)	833,300	708,305
3.518%, 10/10/2013	4,651,598	4,100,151
4.138%, 10/10/2013	3,454,261	3,044,759
0.184%, 10/10/2013	1,252,364	1,103,896
13.500%, 10/15/2017	219,000	239,915
Spectrum Brands, Inc.
1.500%, 04/01/2013	5,707	5,687

274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
United States (continued)
Spectrum Brands, Inc. (continued)
8.750%, 04/01/2013	$112,068	$111,677
Texas Competitive Electric Holdings
Company LLC
3.734%, 10/10/2014	2,989,119	2,395,447
3.969%, 10/10/2014	325,000	266,364
3.969%, 10/10/2014	1,054,563	854,776
3.969%, 10/10/2014	2,025,636	1,659,503

		24,896,290

TOTAL TERM LOANS (Cost $23,254,873)		$25,369,274

SHORT-TERM INVESTMENTS - 17.21%
Repurchase Agreement - 0.02%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $127,000 on 04/01/2010,
collateralized by $115,000 Federal Home
Loan Corp., 6.250% due 07/15/2032 (valued
at $133,975, including interest).	$127,000	127,000
Short-Term Securities* - 13.00%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	18,500,000	18,500,000
U.S. Treasury Bills
0.150%, 07/01/2010	2,000,000	1,999,216
0.220%, 09/16/2010	5,000,000	4,994,750
0.140%, 05/13/2010	3,000,000	2,999,493
0.140%, 06/03/2010	3,000,000	2,999,229
0.140%, 06/10/2010	3,000,000	2,999,172
0.140%, 06/24/2010	5,000,000	4,998,425
0.140%, 07/08/2010	5,000,000	4,998,095
0.150%, 07/29/2010	3,000,000	2,998,464
0.160%, 05/27/2010	3,000,000	2,999,268
0.160%, 07/15/2010	5,000,000	4,997,740
0.160%, 07/22/2010	5,000,000	4,997,510
0.170%, 08/05/2010	5,000,000	4,996,990
0.190%, 08/19/2010	3,000,000	2,997,783
0.220%, 09/09/2010	5,000,000	4,995,190
0.150%, 04/15/2010	3,000,000	2,999,817
0.200%, 08/26/2010	3,000,000	2,997,549

		79,468,691
Securities Lending Collateral - 4.19%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	2,556,302	25,585,513

TOTAL SHORT-TERM INVESTMENTS (Cost $105,183,363)		$105,181,204

Total Investments (Mutual Shares Trust)
(Cost $608,273,802) - 103.66%		$633,510,272
Other assets and liabilities, net - (3.66%)		(22,383,151)

TOTAL NET ASSETS - 100.00%		$611,127,121

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.31%
Energy - 67.06%
Energy Equipment & Services - 3.30%
Baker Hughes, Inc. (L)	106,000	$4,965,040

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Company	128,898	$3,883,697

		8,848,737
Oil, Gas & Consumable Fuels - 63.76%
BG Group PLC	230,508	3,982,043
BP PLC (L)	96,173	5,488,593
Cameco Corp. (L)	170,878	4,683,766
Canadian Natural Resources, Ltd.	185,167	13,704,528
Cenovus Energy, Inc.	147,608	3,855,699
Chesapeake Energy Corp.	246,100	5,817,804
ConocoPhillips	99,859	5,109,785
CONSOL Energy, Inc.	136,814	5,836,485
Denbury Resources, Inc. (I)	268,900	4,536,343
Devon Energy Corp.	79,000	5,089,970
EnCana Corp.	147,608	4,592,540
Eni SpA SADR (L)	125,800	5,903,794
EOG Resources, Inc.	94,031	8,739,241
Exxon Mobil Corp. (L)	153,695	10,294,491
Gazprom OAO	366,161	8,561,594
Hess Corp.	83,100	5,197,905
Lukoil OAO, ADR (L)	53,373	3,026,249
Marathon Oil Corp.	135,672	4,292,662
Noble Energy, Inc.	54,636	3,988,428
Peabody Energy Corp.	99,800	4,560,860
PetroChina Company, Ltd. (L)	33,100	3,879,982
Petroleo Brasileiro SA, ADR (L)	115,404	5,134,324
Reliance Industries, Ltd., GDR (L)(S)	91,487	4,415,957
Royal Dutch Shell PLC, ADR	52,731	3,051,016
Suncor Energy, Inc.	284,662	9,257,506
Talisman Energy, Inc.	266,302	4,554,390
The Williams Companies, Inc.	148,400	3,428,040
Total SA, SADR (L)	121,238	7,034,229
Ultra Petroleum Corp. (I)	55,400	2,583,302
Valero Energy Corp.	253,334	4,990,680
XTO Energy, Inc.	113,742	5,366,347

		170,958,553

		179,807,290
Materials - 29.50%
Metals & Mining - 27.73%
Alumina, Ltd.	3,567,113	5,601,432
Anglo American PLC (I)	104,736	4,575,161
Anglo Platinum, Ltd. (I)	81,730	8,309,595
AngloGold Ashanti, Ltd., SADR (L)	108,065	4,101,067
Barrick Gold Corp.	142,072	5,447,040
Gold Fields, Ltd.	194,010	2,449,793
Newcrest Mining, Ltd.	88,117	2,655,025
POSCO, SADR (L)	39,100	4,575,091
Rio Tinto PLC	5,067	300,105
Rio Tinto PLC, SADR	33,200	7,859,436
Sumitomo Metal Industries, Ltd.	871,000	2,638,097
Vale SA, SADR (L)	348,496	9,674,249
Vedanta Resources PLC (L)	167,293	7,058,397
Xstrata PLC	480,159	9,119,432

		74,363,920
Paper & Forest Products - 1.77%
International Paper Company	192,600	4,739,886

		79,103,806
Utilities - 1.75%
Gas Utilities - 1.75%
EQT Corp.	114,440	4,692,040

TOTAL COMMON STOCKS (Cost $256,258,926)		$263,603,136

275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 1.51%
Materials - 1.51%
NMDC, Ltd. (Expiration date: 03/25/2015) (I)	617,519	$4,055,266

TOTAL WARRANTS (Cost $4,093,117)		$4,055,266

SHORT-TERM INVESTMENTS - 24.70%
Repurchase Agreement - 0.79%
Bank of New York Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.03% to be
repurchased at $2,000,002 on 04/01/2010,
collateralized by $2,960,160 Federal
National Mortgage Association, 5.00% due
03/01/2023 (valued at $2,040,000,
including interest)	$2,000,000	2,000,000
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $123,000 on 04/01/2010,
collateralized by $110,000 Federal Home
Loan Mortgage Corp., 6.25% due
07/15/2032 (valued at $128,150,
including interest).	123,000	123,000

		2,123,000

SECURITIES LENDING COLLATERAL - 23.91%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$6,406,195	64,118,324

TOTAL SHORT-TERM INVESTMENTS (Cost $66,243,871)		$66,241,324

Total Investments (Natural Resources Trust)
(Cost $326,595,914) - 124.52%		$333,899,726
Other assets and liabilities, net - (24.52%)		(65,745,983)

TOTAL NET ASSETS - 100.00%		$268,153,743

New Income Trust (formerly Spectrum Income Trust)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 1.27%
Consumer Discretionary - 0.19%

Automobiles
Harley-Davidson, Inc. (L)	5,200	$145,964

Distributors
Genuine Parts Company	3,000	126,720

Diversified Consumer Services
H & R Block, Inc.	2,800	49,840

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A (L)	6,534	205,952
MGM Mirage (I)(L)	7,700	92,400

		298,352

Household Durables
D.R. Horton, Inc. (L)	4,300	54,180
Fortune Brands, Inc.	8,200	397,782
Whirlpool Corp.	3,300	287,925

		739,887

Leisure Equipment & Products
Mattel, Inc.	10,000	227,400

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

Leisure Equipment & Products (continued)
Consumer Discretionary (continued)
Media
Cablevision Systems Corp., Class A	7,500	$181,050
Comcast Corp., Class A	5,000	94,100
Madison Square Garden, Inc. (I)	1,825	39,657
The McGraw-Hill Companies, Inc.	8,700	310,155
The New York Times Company (I)	11,400	126,882
The Walt Disney Company	9,900	345,609
Time Warner, Inc.	12,966	405,447
WPP PLC, SADR	7,900	81,803

		1,584,703

Multiline Retail
Macy’s, Inc.	5,200	113,204

Specialty Retail
Bed Bath & Beyond, Inc. (I)	7,621	333,495
Home Depot, Inc.	14,900	482,015
Tiffany & Company	2,900	137,721

		953,231

		4,239,301
Consumer Staples - 0.05%

Food & Staples Retailing
Wal-Mart Stores, Inc.	1,900	105,640

Food Products
Campbell Soup Company	1,200	42,420
Kraft Foods, Inc., Class A	6,400	193,536
McCormick & Company, Inc.	3,000	115,080
The Hershey Company (L)	10,000	428,100

		779,136

Household Products
Kimberly-Clark Corp.	4,500	282,960

		1,167,736
Energy - 0.17%

Energy Equipment & Services
Schlumberger, Ltd.	5,000	317,300

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	4,500	327,735
BP PLC (L)	5,700	325,299
Chevron Corp.	9,200	697,636
ConocoPhillips	2,600	133,042
Exxon Mobil Corp. (L)	9,200	616,216
Murphy Oil Corp.	6,500	365,235
Royal Dutch Shell PLC, ADR (L)	8,800	509,168
Spectra Energy Corp.	5,600	126,168
Sunoco, Inc.	5,000	148,550
The Williams Companies, Inc.	2,930	67,683

		3,316,732

		3,634,032
Financials - 0.28%

Commercial Banks
Allied Irish Banks PLC -
London Exchange (I)	4,077	6,587
KeyCorp	16,000	124,000
Marshall & Ilsley Corp.	7,900	63,595
Regions Financial Corp.	14,300	112,255
SunTrust Banks, Inc.	8,700	233,073
U.S. Bancorp	17,600	455,488

276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Financials (continued)
Wells Fargo & Company	19,100	$594,392

		1,589,390

Consumer Finance
American Express Company	14,500	598,270
Capital One Financial Corp.	4,800	198,768
SLM Corp. (I)	14,600	182,792

		979,830

Diversified Financial Services
Bank of America Corp.	44,881	801,126
JPMorgan Chase & Company	21,600	966,600
Legg Mason, Inc.	7,800	223,626
NYSE Euronext	5,400	159,894
Bank of New York Mellon Corp.	10,000	308,800

		2,460,046

Insurance
Chubb Corp.	2,300	119,255
Lincoln National Corp.	7,800	239,460
Marsh & McLennan Companies, Inc.	12,200	297,924
Sun Life Financial, Inc.	6,400	205,632
The Progressive Corp.	6,000	114,540
The Travelers Companies, Inc.	1,500	80,910

		1,057,721

Real Estate Investment Trusts
Weingarten Realty Investors (L)	1,265	27,273

		6,114,260
Health Care - 0.07%

Biotechnology
Amgen, Inc. (I)	2,700	161,352

Pharmaceuticals
Bristol-Myers Squibb Company (L)	9,100	242,970
Eli Lilly & Company	6,600	239,052
Johnson & Johnson	4,000	260,800
Merck & Company, Inc.	8,500	317,475
Pfizer, Inc.	11,927	204,548

		1,264,845

		1,426,197
Industrials - 0.18%

Aerospace & Defense
The Boeing Company	4,600	334,006
Honeywell International, Inc.	6,900	312,363
ITT Corp.	1,500	80,415
Lockheed Martin Corp.	2,100	174,762

		901,546

Air Freight & Logistics
United Parcel Service, Inc., Class B	4,700	302,727

Building Products
Masco Corp.	13,100	203,312
USG Corp. (I)(L)	4,400	75,504

		278,816

Commercial Services & Supplies
Avery Dennison Corp.	4,900	178,409

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

Commercial Services & Supplies (continued)
Industrials (continued)
Electrical Equipment
Cooper Industries PLC	4,000	$191,760

Industrial Conglomerates
3M Company	5,700	476,349
General Electric Company	40,900	744,380

		1,220,729

Machinery
Commercial Vehicle Group, Inc. (I)	3,418	24,336
Deere & Company	4,700	279,462
Eaton Corp.	1,500	113,655
Illinois Tool Works, Inc.	7,200	340,992
Pall Corp.	1,500	60,735

		819,180

		3,893,167
Information Technology - 0.08%

Communications Equipment
Cisco Systems, Inc. (I)	4,600	119,738

Computers & Peripherals
Dell, Inc. (I)	10,200	153,102

Internet Software & Services
eBay, Inc. (I)	6,800	183,260

IT Services
Computer Sciences Corp. (I)	4,600	250,654

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	8,100	233,442
Applied Materials, Inc.	6,700	90,316
Intel Corp.	7,600	169,176

		492,934

Software
Electronic Arts, Inc. (I)	6,000	111,960
Microsoft Corp.	13,600	398,072

		510,032

		1,709,720
Materials - 0.08%

Chemicals
E.I. Du Pont de Nemours & Company	6,800	253,232
International Flavors & Fragrances, Inc.	5,400	257,418
Monsanto Company	200	14,284

		524,934

Construction Materials
Vulcan Materials Company (L)	4,400	207,856

Metals & Mining
Alcoa, Inc.	7,400	105,376
Nucor Corp.	6,300	285,894

		391,270

Paper & Forest Products
International Paper Company	13,500	332,235
MeadWestvaco Corp.	6,200	158,410
Weyerhaeuser Company	2,400	108,648

		599,293

		1,723,353

277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

Paper & Forest Products (continued)
Telecommunication Services - 0.06%

Diversified Telecommunication Services
AT&T, Inc.	22,565	$583,080
Qwest Communications
International, Inc. (L)	38,000	198,360
Verizon Communications, Inc.	7,900	245,058

		1,026,498

Wireless Telecommunication Services
Sprint Nextel Corp. (I)	16,800	63,840
Vodafone Group PLC	45,800	105,972

		169,812

		1,196,310
Utilities - 0.11%

Electric Utilities
Duke Energy Corp.	17,120	279,398
Entergy Corp.	2,600	211,510
Exelon Corp.	6,600	289,146
FirstEnergy Corp. (L)	2,300	89,907
Pinnacle West Capital Corp.	3,900	147,147
PPL Corp.	5,400	149,634
Progress Energy, Inc.	6,750	265,680

		1,432,422

Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.	3,800	133,418
NRG Energy, Inc. (I)	3,100	64,790

		198,208

Multi-Utilities
CenterPoint Energy, Inc.	3,800	54,568
NiSource, Inc.	15,000	237,000
PG&E Corp.	3,800	161,196
TECO Energy, Inc. (L)	4,600	73,094
Xcel Energy, Inc.	15,088	319,866

		845,724

		2,476,354

TOTAL COMMON STOCKS (Cost $19,563,594)		$27,580,430

PREFERRED STOCKS - 0.00%
Federal Home Loan Mortgage Corp. - 0.00%
Federal Home Loan
Mortgage Corp. (I)(N)	8,000	10,160
Federal National Mortgage Association - 0.00%
Federal National
Mortgage Association (I)(N)	6,575	8,350

TOTAL PREFERRED STOCKS (Cost $364,375)		$18,510

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.68%
U.S. Treasury Bonds - 4.46%
2.625%, 04/30/2016	90,655,000	88,749,795
4.750%, 02/15/2037	8,175,000	8,287,406

		97,037,201
U.S. Treasury Notes - 17.12%
1.000%, 08/31/2011	15,000,000	15,069,135
1.750%, 08/15/2012	134,465,000	136,114,348
2.000%, 09/30/2010	1,425,000	1,437,302
2.250%, 05/31/2014	92,615,000	92,737,993

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.375%, 08/31/2010	$11,000,000	$11,097,537
2.625%, 07/31/2014	31,790,000	32,224,633
3.125%, 09/30/2013	73,610,000	76,755,650
4.000%, 08/15/2018	6,390,000	6,582,198

		372,018,796
U.S. Treasury Strips - 0.01%
8.125%, 05/15/2021	220,000	135,505
Federal Home Loan Bank - 0.07%
4.500%, 11/15/2012	825,000	886,637
5.250%, 06/18/2014	510,000	567,079

		1,453,716
Federal Home Loan Mortgage Corp. - 1.27%
2.926%, 02/01/2035 (P)	121,959	127,956
3.346%, 09/01/2032 (P)	3,778	3,935
3.667%, 07/01/2035 (P)	33,825	35,061
4.125%, 10/18/2010	2,400,000	2,447,786
4.250%, 12/15/2021	133,022	135,958
4.500%, 05/15/2016 to 04/01/2023	2,853,918	2,881,007
4.625%, 06/01/2038 (P)	192,293	200,697
4.634%, 07/01/2035 (P)	77,805	80,826
4.709%, 07/01/2038 (P)	271,826	283,707
5.000%, 10/01/2018 to 12/01/2035	3,810,923	3,965,380
5.033%, 03/01/2036 (P)	284,581	298,849
5.073%, 11/01/2035 (P)	128,945	135,634
5.113%, 09/01/2035 (P)	107,728	112,597
5.121%, 01/01/2036 (P)	230,973	240,213
5.125%, 07/15/2012	2,180,000	2,364,483
5.249%, 02/01/2037 (P)	224,298	234,664
5.312%, 01/01/2036 (P)	10,131	10,680
5.344%, 04/01/2037 (P)	352,415	368,186
5.362%, 05/01/2037 (P)	108,058	113,439
5.389%, 02/01/2038 (P)	357,990	378,268
5.428%, 06/01/2037 (P)	523,625	544,415
5.433%, 02/01/2037 (P)	577,203	604,296
5.500%, 04/25/2014 to 12/01/2034	2,221,928	2,353,471
5.507%, 10/01/2036 (P)	402,218	422,629
5.750%, 12/15/2018	241,286	248,952
5.787%, 02/01/2037 (P)	83,261	86,876
5.862%, 01/01/2037 (P)	115,169	120,671
5.953%, 12/01/2036 (P)	433,686	460,249
5.990%, 11/01/2036 (P)	313,328	332,519
6.000%, 06/15/2011 to 08/01/2038	4,896,556	5,244,240
6.009%, 10/01/2036 (P)	438,818	465,696
6.074%, 10/01/2036 (P)	288,419	306,085
6.195%, 08/01/2036 (P)	426,578	452,706
6.500%, 05/01/2017 to 01/01/2036	1,374,825	1,484,058
7.000%, 02/01/2024 to 06/01/2032	26,072	29,101
7.500%, 05/01/2024 to 06/01/2024	2,912	3,178
10.500%, 05/01/2019	130	150

		27,578,618
Federal National Mortgage Association - 18.78%
2.273%, 10/01/2033 (P)	65,790	67,131
3.075%, 11/01/2035 (P)	126,608	131,011
3.388%, 07/01/2027 (P)	1,097	1,125
3.875%, 07/12/2013	2,155,000	2,294,465
4.000%, 05/25/2016	15,995	16,229
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,265,414
4.500%, 05/01/2019 to 02/01/2040	41,991,397	42,718,672
4.623%, 07/01/2035 (P)	73,643	76,229
4.625%, 10/15/2014	660,000	716,810

278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.775%, 09/01/2035 (P)	$429,524	$448,222
4.828%, 05/01/2038 (P)	165,748	174,569
4.840%, 04/01/2038 (P)	197,652	208,157
4.856%, 05/01/2038 (P)	392,313	413,316
4.875%, 12/15/2016	350,000	377,622
4.881%, 05/01/2038 (P)	382,081	402,555
4.913%, 08/01/2038 (P)	253,358	266,856
5.000%, TBA (B)	10,650,000	11,000,701
5.000%, 03/01/2018 to 03/01/2040	108,794,734	113,302,793
5.290%, 12/01/2035 (P)	20,613	21,762
5.331%, 12/01/2035 (P)	116,875	123,371
5.447%, 06/01/2037 (P)	120,923	127,525
5.451%, 09/01/2037 (P)	162,584	170,803
5.483%, 01/01/2019 (P)	779	811
5.498%, 12/01/2035 (P)	39,306	41,277
5.500%, 07/01/2013 to 09/01/2037	106,197,043	112,156,233
5.534%, 07/01/2036 (P)	606,150	635,339
5.545%, 01/01/2037 (P)	172,780	180,744
5.666%, 12/01/2035 (P)	56,906	59,805
5.802%, 08/01/2037 (P)	192,360	202,104
5.982%, 09/01/2036 (P)	218,181	231,544
5.999%, 08/01/2036 (P)	374,846	393,823
6.000%, 05/15/2011 to 10/01/2039	94,253,752	100,075,043
6.020%, 12/01/2036 (P)	268,980	280,821
6.500%, 06/01/2013 to 11/01/2037	17,884,536	19,336,228
7.000%, 12/01/2029 to 04/01/2037	91,001	99,532

		408,018,642
Government National Mortgage Association - 9.38%
2.822%, 12/16/2019	485,467	489,420
3.612%, 11/16/2027	988,124	999,388
4.000%, 09/15/2018 to 06/20/2039	1,061,650	1,061,014
4.500%, 01/15/2019 to 01/20/2040	109,807,823	111,041,375
4.994%, 03/16/2030 (P)	49,000	52,036
5.000%, 01/15/2019 to 10/20/2039	23,087,935	24,126,875
5.500%, 02/15/2029 to 12/20/2039	27,992,628	29,770,288
6.000%, 11/15/2012 to 04/20/2039	24,176,060	26,074,197
6.500%, 12/15/2014 to 02/20/2039	7,478,865	8,159,515
7.000%, 04/15/2017 to 10/20/2036	1,894,138	2,095,639
9.250%, 10/15/2016 to 12/15/2019	3,873	4,329
9.750%, 07/15/2017 to 02/15/2021	4,935	5,613
10.250%, 11/15/2020	1,849	2,166
11.750%, 08/15/2013	910	1,022
12.000%, 10/15/2010 to 12/15/2012	143	154
12.250%, 03/15/2014 to 07/20/2015	1,091	1,272
12.500%, 06/15/2010	227	228
12.750%, 12/20/2013 to 11/20/2014	1,000	1,166

		203,885,697
Treasury Inflation Protected Securities (D) - 0.59%
0.875%, 04/15/2010	12,706,174	12,709,147
1.875%, 07/15/2015	22,278	23,576
2.000%, 01/15/2016	191,035	202,677

		12,935,400

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,115,213,967)		$1,123,063,575

FOREIGN GOVERNMENT
OBLIGATIONS - 2.78%
Brazil - 0.25%
Federative Republic of Brazil
5.625%, 01/07/2041	900,000	847,350

New Income Trust (formerly Spectrum Income
Trust) (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
10.000%, 01/01/2017	BRL	3,026,000	$1,570,716
Notas do Tesouro Nacional, Series F
10.000%, 01/01/2021		6,037,000	2,975,397

			5,393,463
Canada - 0.49%
Government of Canada
3.500%, 06/01/2020	CAD	11,000,000	10,665,662
Germany - 0.49%
Federal Republic of Germany
3.500%, 07/04/2019	EUR	7,645,000	10,696,933
Greece - 0.23%
Republic Of Greece
6.250%, 06/19/2020		3,720,000	4,941,401
Lithuania - 0.10%
Republic of Lithuania
6.750%, 01/15/2015 (S)		$2,055,000	2,243,213
Mexico - 0.89%
Government of Mexico
5.625%, 01/15/2017		1,790,000	1,922,578
8.000%, 12/19/2013	MXN	204,600,000	17,435,370

			19,357,948
South Africa - 0.19%
Republic of South Africa
5.500%, 03/09/2020		$2,510,000	2,541,375
6.500%, 06/02/2014		1,360,000	1,497,700

			4,039,075
Sweden - 0.12%
Kingdom of Sweden
5.125%, 03/01/2017		2,420,000	2,632,909
United Arab Emirates - 0.02%
Mubadala Development Company, GMTN
5.750%, 05/06/2014 (S)		350,000	374,361

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $58,738,254)			$60,344,965

CORPORATE BONDS - 28.79%
Advertising - 0.09%
Affinity Group, Inc.
9.000%, 02/15/2012 (H)		325,000	227,500
10.875%, 02/15/2012 (H)		48,587	19,411
Lamar Media Corp.
6.625%, 08/15/2015		525,000	509,906
Omnicom Group, Inc.
6.250%, 07/15/2019		945,000	1,023,701
WPP Finance UK
8.000%, 09/15/2014		80,000	91,919

			1,872,437
Aerospace & Defense - 0.40%
Embraer Overseas, Ltd.
6.375%, 01/15/2020		440,000	447,700
General Dynamics Corp.
1.800%, 07/15/2011		225,000	227,201
4.500%, 08/15/2010		315,000	319,457
Goodrich Corp.
4.875%, 03/01/2020		1,670,000	1,681,984
Lockheed Martin Corp.
4.121%, 03/14/2013		480,000	506,432

279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.
7.125%, 02/15/2011	$640,000	$673,558
United Technologies Corp.
5.375%, 12/15/2017	120,000	129,428
5.400%, 05/01/2035	100,000	96,785
5.700%, 04/15/2040	2,555,000	2,583,969
6.125%, 02/01/2019	1,710,000	1,923,357

		8,589,871
Agriculture - 0.36%
BAT International Finance PLC
8.125%, 11/15/2013 (S)	1,155,000	1,357,295
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	945,000	1,098,575
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	890,866
Cargill, Inc.
5.600%, 09/15/2012 (S)	300,000	324,608
7.350%, 03/06/2019 (S)	250,000	292,819
Philip Morris International, Inc.
4.500%, 03/26/2020	4,000,000	3,902,628

		7,866,791
Airlines - 0.28%
Continental Airlines, Inc.
7.250%, 11/10/2019	440,000	470,800
9.000%, 07/08/2016	1,636,243	1,767,142
Delta Air Lines, Inc.
6.821%, 08/10/2022	109,551	109,551
7.570%, 11/18/2010	675,000	683,438
7.750%, 12/17/2019	735,000	771,750
9.500%, 09/15/2014 (S)	500,000	525,625
Southwest Airlines Company
5.125%, 03/01/2017	1,680,000	1,635,359
6.500%, 03/01/2012	160,000	169,885

		6,133,550
Auto Manufacturers - 0.15%
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	2,930,000	3,248,315
Auto Parts & Equipment - 0.18%
Goodyear Tire & Rubber Company
10.500%, 05/15/2016	1,475,000	1,593,000
Johnson Controls, Inc.
5.000%, 03/30/2020	2,225,000	2,219,636

		3,812,636
Banks - 1.94%
American Express Centurion Bank
5.550%, 10/17/2012	115,000	123,969
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	1,390,000	1,404,509
Bank One Corp.
5.250%, 01/30/2013	180,000	193,449
5.900%, 11/15/2011	50,000	53,345
7.875%, 08/01/2010	500,000	511,912
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,160,348
5.200%, 07/10/2014	510,000	544,597
6.750%, 05/22/2019	380,000	420,391
BB&T Corp.
5.700%, 04/30/2014	1,745,000	1,896,220
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,440,049

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Commonwealth Bank of Australia (continued)
3.750%, 10/15/2014 (S)	$2,050,000	$2,078,124
Discover Bank
8.700%, 11/18/2019	1,500,000	1,642,908
Fifth Third Bancorp
6.250%, 05/01/2013	1,655,000	1,779,855
8.250%, 03/01/2038	1,900,000	1,996,421
HSBC Bank USA, Inc.
4.625%, 04/01/2014	100,000	104,339
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	2,950,000	2,908,057
Northern Trust Corp.
5.300%, 08/29/2011	141,000	148,634
5.500%, 08/15/2013	235,000	260,060
Sovereign Bank
2.112%, 04/01/2014 (P)	15,000	14,729
SunTrust Banks, Inc.
7.750%, 05/01/2010	250,000	251,115
US Bancorp
3.150%, 03/04/2015	4,000,000	3,958,612
4.200%, 05/15/2014	750,000	786,894
4.500%, 07/29/2010	160,000	161,862
Wachovia Corp.
5.750%, 02/01/2018	8,425,000	8,956,390
Wells Fargo & Company
2.125%, 06/15/2012	30,000	30,462
4.875%, 01/12/2011	210,000	217,559
Wells Fargo Bank NA
4.750%, 02/09/2015	2,045,000	2,123,655
Westpac Banking Corp.
4.875%, 11/19/2019	3,000,000	2,979,837

		42,148,302
Beverages - 0.67%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/2014 to 01/15/2020	4,445,000	4,617,839
7.200%, 01/15/2014 (S)	1,220,000	1,397,666
Bottling Group LLC
6.950%, 03/15/2014	225,000	260,485
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)	1,110,000	1,100,201
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	628,747
Coca-Cola Enterprises, Inc.
4.250%, 03/01/2015	1,020,000	1,079,614
Coca-Cola Femsa SAB De CV
4.625%, 02/15/2020 (S)	1,050,000	1,030,553
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	830,000	835,886
PepsiCo, Inc.
4.650%, 02/15/2013	295,000	318,219
5.500%, 01/15/2040	3,230,000	3,197,965

		14,467,175
Biotechnology - 0.13%
Genentech, Inc.
4.400%, 07/15/2010	360,000	364,043
Life Technologies Corp.
4.400%, 03/01/2015	2,390,000	2,406,622

		2,770,665
Building Materials - 0.16%
Boise Cascade LLC
7.125%, 10/15/2014	18,000	16,650

280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials (continued)
CRH America, Inc.
5.300%, 10/15/2013	$140,000	$149,128
6.000%, 09/30/2016	240,000	257,874
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,150,000	1,132,750
Holcim US Finance
6.000%, 12/30/2019 (S)	1,745,000	1,812,174
Lafarge SA
6.150%, 07/15/2011	130,000	135,788

		3,504,364
Chemicals - 0.31%
Ashland, Inc.
9.125%, 06/01/2017 (S)	350,000	392,000
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	3,225,000	3,230,531
Praxair, Inc.
4.375%, 03/31/2014	20,000	21,288
4.625%, 03/30/2015	455,000	484,863
5.200%, 03/15/2017	205,000	217,177
The Dow Chemical Company
8.550%, 05/15/2019	2,000,000	2,419,482

		6,765,341
Coal - 0.01%
Arch Western Finance LLC
6.750%, 07/01/2013	100,000	100,375
Commercial Services - 0.09%
Aramark Corp.
3.749%, 02/01/2015 (P)	300,000	279,000
Education Management Corp.
10.250%, 06/01/2016	56,000	61,600
ERAC USA Finance Company
5.600%, 05/01/2015 (S)	205,000	216,313
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,472,484

		2,029,397
Computers - 0.04%
Hewlett-Packard Company
2.950%, 08/15/2012	520,000	537,057
International Business Machines Corp.
6.500%, 10/15/2013	375,000	430,445

		967,502
Distribution/Wholesale - 0.06%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)	1,175,000	1,260,188
Diversified Financial Services - 9.25%
American Express Company
7.250%, 05/20/2014	435,000	492,971
American Express Credit Corp.
5.125%, 08/25/2014	690,000	732,592
5.875%, 05/02/2013	4,625,000	5,009,939
American Express Credit Corp., Series C
7.300%, 08/20/2013	310,000	347,948
Ameriprise Financial, Inc.
7.300%, 06/28/2019	530,000	614,082
BAC Capital Trust VI
5.625%, 03/08/2035	3,098,000	2,557,947
Bank of America Corp.
4.375%, 12/01/2010	200,000	204,678
5.650%, 05/01/2018	19,770,000	20,000,716
5.750%, 08/15/2016	205,000	210,015

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America Corp. (continued)
6.500%, 08/01/2016	$875,000	$945,871
7.375%, 05/15/2014	4,400,000	4,947,980
7.400%, 01/15/2011	50,000	52,320
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,150,528
BP Capital Markets PLC
3.125%, 03/10/2012	550,000	569,750
4.750%, 03/10/2019	485,000	498,551
Capital One Capital IV, (6.745% to
02/17/2032, then 1 month
LIBOR +117 bps)
maturing at 02/17/2037	425,000	366,563
Capital One Financial Corp.
7.375%, 05/23/2014	320,000	365,674
Caterpillar Financial Services Corp.
4.250%, 02/08/2013	235,000	249,971
Citigroup, Inc.
5.125%, 02/14/2011	300,000	309,006
5.500%, 04/11/2013 to 10/15/2014	8,945,000	9,267,553
5.850%, 07/02/2013	590,000	620,020
6.125%, 05/15/2018	5,665,000	5,788,435
6.500%, 08/19/2013	3,635,000	3,918,574
8.500%, 05/22/2019	950,000	1,108,827
Countrywide Financial Corp.
4.500%, 06/15/2010	145,000	146,114
Credit Suisse AG
5.400%, 01/14/2020	2,905,000	2,927,708
Credit Suisse New York
5.500%, 05/01/2014	3,195,000	3,477,540
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	2,628,000	2,748,993
Discover Financial Services
10.250%, 07/15/2019	445,000	529,443
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	648,000
Ford Motor Credit Company LLC
8.125%, 01/15/2020	500,000	524,486
GATX Financial Corp.
5.500%, 02/15/2012	285,000	297,641
General Electric Capital Corp.
3.750%, 11/14/2014	7,500,000	7,598,115
4.250%, 09/13/2010	695,000	706,318
4.800%, 05/01/2013	1,575,000	1,673,800
5.250%, 10/19/2012	450,000	483,093
5.625%, 05/01/2018	645,000	674,033
5.875%, 02/15/2012 to 01/14/2038	1,195,000	1,198,235
5.900%, 05/13/2014	1,890,000	2,079,465
6.000%, 06/15/2012 to 08/07/2019	7,590,000	8,038,577
HBOS PLC
6.000%, 11/01/2033 (S)	390,000	295,625
HSBC Holdings PLC
6.500%, 05/02/2036	170,000	175,181
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	650,000	682,081
International Lease Finance Corp.
5.300%, 05/01/2012	480,000	466,210
6.625%, 11/15/2013	695,000	676,423
Janus Capital Group, Inc.
6.950%, 06/15/2017	625,000	621,394
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	183,456
8.500%, 07/15/2019	175,000	194,135

281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company
2.125%, 12/26/2012	$55,000	$55,783
4.650%, 06/01/2014	5,565,000	5,880,307
4.750%, 05/01/2013	1,045,000	1,113,849
6.000%, 01/15/2018	9,790,000	10,629,023
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	5,565,000	5,679,105
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	107,813
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	399,525
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	850,000	899,308
6.150%, 04/25/2013	210,000	226,107
6.875%, 04/25/2018	805,000	867,524
7.750%, 05/14/2038	435,000	482,185
Morgan Stanley
4.100%, 01/26/2015	6,050,000	6,017,469
4.200%, 11/20/2014	7,640,000	7,656,854
5.625%, 01/09/2012	50,000	52,958
6.000%, 05/13/2014 to 04/28/2015	7,330,000	7,854,638
6.625%, 04/01/2018	2,390,000	2,549,124
7.300%, 05/13/2019	6,200,000	6,849,816
National Gas Company
6.050%, 01/15/2036 (S)	100,000	90,400
Northern Trust Corp.
4.625%, 05/01/2014	245,000	260,566
PNC Funding Corp.
3.625%, 02/08/2015	2,015,000	2,027,072
6.700%, 06/10/2019	495,000	553,122
Principal Life Global Funding I
5.250%, 01/15/2013 (S)	160,000	170,404
Santander US Debt SA Unipersonal
3.724%, 01/20/2015 (S)	3,500,000	3,486,788
SLM Corp.
5.125%, 08/27/2012	1,320,000	1,311,618
5.375%, 05/15/2014	350,000	331,516
8.450%, 06/15/2018	1,075,000	1,087,213
Teco Finance, Inc.
5.150%, 03/15/2020	2,515,000	2,483,568
6.572%, 11/01/2017	35,000	38,470
7.000%, 05/01/2012	23,000	24,794
The Goldman Sachs Capital I
6.345%, 02/15/2034	3,601,000	3,325,005
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	105,000	108,737
5.375%, 03/15/2020	6,395,000	6,336,263
6.150%, 04/01/2018	8,040,000	8,506,963
6.600%, 01/15/2012	2,095,000	2,273,173
6.750%, 10/01/2037	3,490,000	3,485,617
6.875%, 01/15/2011	700,000	732,818
7.500%, 02/15/2019	5,730,000	6,548,238
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	500,000	515,625
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,518,390

		200,914,325
Electric - 2.30%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)	855,000	884,412
Alabama Power Company
4.850%, 12/15/2012	300,000	323,732

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	$2,940,000	$2,885,722
Appalachian Power Company
5.650%, 08/15/2012	350,000	376,135
6.375%, 04/01/2036	2,010,000	2,077,038
7.950%, 01/15/2020	345,000	418,928
Baltimore Gas & Electric Company
5.900%, 10/01/2016	285,000	306,233
Black Hills Corp.
9.000%, 05/15/2014	455,000	525,267
Carolina Power & Light Company
5.300%, 01/15/2019	150,000	157,799
Consolidated Edison Company of New
York, Inc.
6.750%, 04/01/2038	185,000	208,708
Consumers Energy Company
5.800%, 09/15/2035	100,000	98,467
6.000%, 02/15/2014	165,000	180,945
Dominion Resources, Inc.
4.750%, 12/15/2010	345,000	354,435
Duke Energy Carolinas LLC
5.300%, 02/15/2040	2,100,000	1,989,483
EDP Finance BV
4.900%, 10/01/2019 (S)	1,350,000	1,277,082
El Paso Electric Company
6.000%, 05/15/2035	245,000	221,072
Electricite de France
4.600%, 01/27/2020 (S)	2,900,000	2,858,652
6.950%, 01/26/2039 (S)	1,875,000	2,152,568
Enel Finance International SA
6.000%, 10/07/2039 (S)	3,100,000	2,949,424
Entergy Gulf States Louisiana LLC
5.590%, 10/01/2024	795,000	811,667
Entergy Louisiana LLC
5.400%, 11/01/2024	800,000	801,206
5.830%, 11/01/2010	30,000	30,071
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	955,585
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	610,000	624,288
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	1,772,755
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	260,779
Nevada Power Company
5.875%, 01/15/2015	40,000	43,572
6.650%, 04/01/2036	1,205,000	1,279,888
6.750%, 07/01/2037	245,000	264,382
7.125%, 03/15/2019	915,000	1,030,370
NiSource Finance Corp.
6.150%, 03/01/2013	225,000	245,251
Northeast Utilities Corp.
5.650%, 06/01/2013	625,000	666,117
Northern States Power Company
5.350%, 11/01/2039	835,000	791,483
NRG Energy, Inc.
7.375%, 02/01/2016	1,030,000	1,022,275
Nstar Electric Co.
5.500%, 03/15/2040	3,455,000	3,411,398
Ohio Power Company
5.750%, 09/01/2013	195,000	213,681
Pacific Gas & Electric Company
4.800%, 03/01/2014	225,000	241,436

282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Company (continued)
6.350%, 02/15/2038	$115,000	$122,566
Pacificorp
6.250%, 10/15/2037	3,000,000	3,185,739
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,353,738
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	892,780
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	1,869,279
5.700%, 12/01/2036	285,000	287,045
RRI Energy, Inc.
7.875%, 06/15/2017	375,000	336,563
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	794,254
Southern California Edison Company
5.500%, 03/15/2040	5,000,000	4,901,290
5.750%, 03/15/2014	160,000	177,748
Southern Company
4.150%, 05/15/2014	405,000	422,707
Tampa Electric Company
6.150%, 05/15/2037	235,000	237,561
Virginia Electric and Power Company
4.500%, 12/15/2010	230,000	235,976
5.100%, 11/30/2012	220,000	239,453
West Penn Power Company
5.950%, 12/15/2017 (S)	225,000	230,085
Xcel Energy, Inc.
7.000%, 12/01/2010	25,000	25,986

		50,025,076
Electrical Components & Equipment - 0.11%
Emerson Electric Co.
5.250%, 11/15/2039	2,500,000	2,367,150
Entertainment - 0.04%
Cinemark USA, Inc.
8.625%, 06/15/2019	350,000	368,813
Speedway Motorsports, Inc.
6.750%, 06/01/2013	180,000	180,000
8.750%, 06/01/2016	200,000	213,000

		761,813
Environmental Control - 0.10%
Waste Management, Inc.
6.100%, 03/15/2018	530,000	570,770
6.375%, 03/11/2015	1,490,000	1,667,374
7.375%, 05/15/2029	15,000	16,866

		2,255,010
Food - 0.31%
Delhaize Group
6.500%, 06/15/2017	285,000	314,759
General Mills, Inc.
5.250%, 08/15/2013	390,000	425,772
5.650%, 02/15/2019	185,000	198,434
11.973%, 10/15/2010	280,000	303,196
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (S)	600,000	591,000
Kellogg Company
4.250%, 03/06/2013	770,000	813,465
Kraft Foods, Inc.
6.500%, 02/09/2040	1,905,000	1,974,115
McCormick & Co., Inc.
5.800%, 07/15/2011	120,000	126,417

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
The Kroger Company
3.900%, 10/01/2015	$1,020,000	$1,032,510
7.500%, 01/15/2014	142,000	163,967
Tyson Foods, Inc.
10.500%, 03/01/2014	750,000	890,625

		6,834,260
Forest Products & Paper - 0.08%
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013	70,000	72,457
8.625%, 08/15/2010	180,000	184,493
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)	375,000	388,125
8.250%, 05/01/2016 (S)	550,000	599,500
International Paper Company
9.375%, 05/15/2019	400,000	500,039

		1,744,614
Gas - 0.13%
AGL Capital Corp.
5.250%, 08/15/2019	430,000	434,606
Atmos Energy Corp.
5.950%, 10/15/2034	35,000	33,408
8.500%, 03/15/2019	60,000	73,612
CenterPoint Energy, Inc.
7.250%, 09/01/2010	175,000	178,858
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	9,850
Sempra Energy
6.000%, 10/15/2039	2,175,000	2,134,549

		2,864,883
Healthcare Products - 0.31%
Boston Scientific Corp.
4.500%, 01/15/2015	2,145,000	2,055,702
6.000%, 06/15/2011	150,000	156,000
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,125,264
4.375%, 09/15/2010	125,000	127,265
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)	315,000	268,538

		6,732,769
Healthcare Services - 0.22%
Express Scripts, Inc.
6.250%, 06/15/2014	2,435,000	2,697,817
HCA, Inc.
8.500%, 04/15/2019 (S)	200,000	215,125
Highmark, Inc.
6.800%, 08/15/2013 (S)	185,000	198,989
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	275,000	280,156
United Surgical Partners International, Inc.
8.875%, 05/01/2017	385,000	399,438
WellPoint, Inc.
5.000%, 01/15/2011	415,000	427,179
6.000%, 02/15/2014	550,000	604,630

		4,823,334
Home Builders - 0.08%
Lennar Corp.
5.600%, 05/31/2015	65,000	61,750
5.950%, 10/17/2011	25,000	25,625
MDC Holdings, Inc.
5.375%, 12/15/2014	55,000	54,917

283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Home Builders (continued)
MDC Holdings, Inc. (continued)
5.625%, 02/01/2020	$1,560,000	$1,489,014
NVR, Inc.
5.000%, 06/15/2010	100,000	100,462
Pulte Homes, Inc.
5.200%, 02/15/2015	75,000	71,906

		1,803,674
Home Furnishings - 0.01%
Whirlpool Corp.
6.125%, 06/15/2011	135,000	140,402
Insurance - 1.01%
Aflac, Inc.
6.900%, 12/17/2039	1,325,000	1,365,499
8.500%, 05/15/2019	1,865,000	2,245,557
Berkshire Hathaway Finance Corp.
4.600%, 05/15/2013	425,000	453,138
Genworth Financial, Inc.
8.625%, 12/15/2016	610,000	665,669
Lincoln National Corp.
8.750%, 07/01/2019	250,000	305,693
MetLife, Inc.
6.750%, 06/01/2016	80,000	89,652
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)	3,210,000	3,212,529
5.125%, 11/09/2011 to 06/10/2014 (S)	680,000	713,601
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,250
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	3,085,000	3,011,191
PartnerRe Finance B LLC
5.500%, 06/01/2020	3,360,000	3,328,087
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	697,503
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	169,386
7.875%, 05/15/2014	785,000	888,303
8.875%, 05/15/2019	200,000	240,171
Principal Life Income Funding Trusts
5.200%, 11/15/2010	35,000	35,951
Prudential Financial, Inc.
4.750%, 09/17/2015	2,210,000	2,274,682
6.200%, 01/15/2015	245,000	267,448
Reinsurance Group Of America, Inc.
6.450%, 11/15/2019	705,000	736,679
Sun Life Financial Global Funding LP
0.542%, 10/06/2013 (P)(S)	250,000	241,909
The Allstate Corp.
7.450%, 05/16/2019	770,000	903,566

		21,861,464
Investment Companies - 0.01%
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)	180,000	188,838
Iron & Steel - 0.17%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	270,000	314,151
ArcelorMittal
5.375%, 06/01/2013	2,100,000	2,235,267
Cliffs Natural Resources, Inc.
5.900%, 03/15/2020	530,000	542,790
Steel Dynamics, Inc.
6.750%, 04/01/2015	140,000	141,050

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Iron & Steel (continued)
Steel Dynamics, Inc. (continued)
7.375%, 11/01/2012	$500,000	$520,000

		3,753,258
Leisure Time - 0.01%
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	100,000	101,250
Lodging - 0.06%
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)	600,000	612,343
Starwood Hotels & Resorts
Worldwide, Inc.
7.875%, 10/15/2014	625,000	676,563

		1,288,906
Machinery-Diversified - 0.29%
Deere & Company
4.375%, 10/16/2019	3,945,000	3,913,109
Roper Industries, Inc.
6.250%, 09/01/2019	2,300,000	2,437,305

		6,350,414
Media - 2.20%
BHP Billiton Finance USA, Ltd.
5.400%, 03/29/2017	178,000	192,391
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)	3,390,000	3,644,894
9.500%, 11/15/2018 (S)	590,000	758,838
CBS Corp.
5.750%, 04/15/2020	1,180,000	1,185,741
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	157,000	181,986
Comcast Cable Communications, Inc.
6.750%, 01/30/2011	225,000	235,162
Comcast Corp.
5.700%, 05/15/2018	2,115,000	2,242,513
6.400%, 03/01/2040	1,530,000	1,555,139
6.950%, 08/15/2037	1,525,000	1,649,772
COX Communications, Inc.
6.250%, 06/01/2018 (S)	1,600,000	1,701,610
7.875%, 09/15/2010 (S)	250,000	257,489
8.375%, 03/01/2039 (S)	1,715,000	2,144,951
CSC Holdings, Inc.
8.500%, 04/15/2014 (S)	975,000	1,038,375
CW Media Holdings, Inc., PIK
13.500%, 08/15/2015 (S)	135,539	150,448
DirecTV Holdings LLC
3.550%, 03/15/2015 (S)	2,015,000	1,982,653
5.875%, 10/01/2019 (S)	1,815,000	1,888,849
6.375%, 06/15/2015	275,000	285,656
7.625%, 05/15/2016	325,000	364,000
Discovery Communications LLC
5.625%, 08/15/2019	1,325,000	1,383,181
Grupo Televisa SA
6.625%, 01/15/2040	1,865,000	1,862,342
Historic TW, Inc.
6.875%, 06/15/2018	4,270,000	4,822,854
News America, Inc.
6.150%, 03/01/2037	3,950,000	3,893,519
6.400%, 12/15/2035	1,795,000	1,832,968
7.850%, 03/01/2039	190,000	225,489
Nielsen Finance LLC
11.500%, 05/01/2016	225,000	254,250

284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Rogers Cable, Inc.
6.250%, 06/15/2013	$450,000	$495,919
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,865,000	2,842,518
Thomson Reuters Corp.
4.700%, 10/15/2019	70,000	70,357
5.950%, 07/15/2013	200,000	221,034
6.500%, 07/15/2018	1,220,000	1,376,766
Time Warner Cable, Inc.
3.500%, 02/01/2015	4,240,000	4,243,587
5.400%, 07/02/2012	825,000	885,638
7.500%, 04/01/2014	45,000	51,950
8.250%, 02/14/2014 to 04/01/2019	790,000	930,663
Time Warner, Inc.
7.700%, 05/01/2032	455,000	525,148
Videotron Ltee
6.875%, 01/15/2014	485,000	492,275

		47,870,925
Mining - 0.52%
Barrick Australian Finance Ltd.
5.950%, 10/15/2039	1,600,000	1,575,728
Barrick Gold Financeco LLC
6.125%, 09/15/2013	1,015,000	1,130,773
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	306,234
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015	525,000	571,594
8.375%, 04/01/2017	2,760,000	3,070,500
Placer Dome, Inc.
6.450%, 10/15/2035	340,000	350,506
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	480,000	527,613
8.950%, 05/01/2014	1,520,000	1,831,605
Teck Resources, Ltd.
9.750%, 05/15/2014	675,000	799,875
10.250%, 05/15/2016	150,000	178,500
10.750%, 05/15/2019	25,000	30,625
Vale Overseas, Ltd.
6.250%, 01/23/2017	940,000	1,019,139

		11,392,692
Miscellaneous Manufacturers - 0.08%
3M Company
4.650%, 12/15/2012	610,000	660,564
5.700%, 03/15/2037	225,000	232,578
Bombardier, Inc.
6.300%, 05/01/2014 (S)	575,000	596,563
Cooper US, Inc.
6.100%, 07/01/2017	210,000	228,662

		1,718,367
Office & Business Equipment - 0.15%
Xerox Corp.
5.500%, 05/15/2012	215,000	228,051
5.650%, 05/15/2013	1,150,000	1,233,431
6.350%, 05/15/2018	485,000	525,388
8.250%, 05/15/2014	1,100,000	1,277,236

		3,264,106
Oil & Gas - 2.01%
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	295,263
6.250%, 03/15/2038	475,000	491,172
6.450%, 06/30/2033	65,000	66,841

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Chesapeake Energy Corp.
9.500%, 02/15/2015	$1,000,000	$1,087,500
Chevron Corp.
3.450%, 03/03/2012	575,000	598,585
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	530,000
Conoco Funding Company
6.350%, 10/15/2011	75,000	80,904
ConocoPhillips
5.750%, 02/01/2019	530,000	577,752
6.500%, 02/01/2039	1,600,000	1,787,293
ConocoPhillips Canada
5.300%, 04/15/2012	480,000	515,568
Devon Energy Corp.
5.625%, 01/15/2014	400,000	437,461
Devon Financing Corp.
6.875%, 09/30/2011	540,000	582,666
7.875%, 09/30/2031	405,000	502,837
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	235,920
5.150%, 09/01/2014	375,000	404,637
5.700%, 10/15/2039	1,880,000	1,843,129
5.875%, 05/01/2019	200,000	217,183
EnCana Corp.
5.900%, 12/01/2017	425,000	459,903
6.500%, 05/15/2019 to 08/15/2034	2,115,000	2,260,831
EOG Resources, Inc.
5.875%, 09/15/2017	500,000	545,264
6.125%, 10/01/2013	230,000	258,250
Gaz Capital for Gazprom
8.625%, 04/28/2034	165,000	191,417
Gaz Capital SA
7.288%, 08/16/2037	140,000	139,104
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,295,944
7.875%, 10/01/2029	1,724,000	2,065,630
8.125%, 02/15/2019	290,000	353,496
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	618,757
6.500%, 02/15/2014	265,000	297,112
6.600%, 10/01/2037	1,480,000	1,553,606
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	955,000	1,029,149
Nabors Industries, Inc.
9.250%, 01/15/2019	2,170,000	2,699,217
NuStar Logistics LP
7.650%, 04/15/2018	185,000	207,844
Pemex Project Funding Master Trust
1.557%, 06/15/2010 (P)(S)	195,000	195,000
5.750%, 03/01/2018	2,645,000	2,722,089
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,849,206
5.875%, 03/01/2018	280,000	292,418
7.875%, 03/15/2019	181,000	211,690
Petroleos Mexicanos
8.000%, 05/03/2019	200,000	234,500
Plains Exploration & Production Company
7.000%, 03/15/2017	125,000	123,125
Pride International, Inc.
8.500%, 06/15/2019	200,000	226,000
Rowan Companies, Inc.
7.875%, 08/01/2019	360,000	412,315

285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
SeaRiver Maritime, Inc.
0.00%, 09/01/2012	$475,000	$446,795
Shell International Finance BV
4.300%, 09/22/2019	1,270,000	1,252,217
6.375%, 12/15/2038	440,000	484,531
StatoilHydro ASA
2.900%, 10/15/2014	2,125,000	2,124,989
Sunoco, Inc.
4.875%, 10/15/2014	25,000	25,359
9.625%, 04/15/2015	740,000	890,214
Swift Energy Company
8.875%, 01/15/2020	250,000	260,000
The Premcor Refining Group, Inc.
6.750%, 02/01/2011	110,000	114,190
Total Capital SA
4.250%, 12/15/2021	3,800,000	3,723,286
Valero Energy Corp.
6.125%, 06/15/2017	520,000	541,263
9.375%, 03/15/2019	150,000	178,580
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	750,000	768,420
XTO Energy, Inc.
4.625%, 06/15/2013	570,000	611,143
5.650%, 04/01/2016	435,000	481,615
YPF SA
10.000%, 11/02/2028	195,000	205,725

		43,604,905
Oil & Gas Services - 0.19%
Complete Production Services, Inc.
8.000%, 12/15/2016	1,450,000	1,435,500
Smith International, Inc.
8.625%, 03/15/2014	100,000	119,143
Weatherford International, Ltd.
9.625%, 03/01/2019	2,035,000	2,575,022

		4,129,665
Packaging & Containers - 0.02%
Clondalkin Acquisition BV
2.257%, 12/15/2013 (P)(S)	225,000	211,219
Rock-Tenn Company
9.250%, 03/15/2016	250,000	272,500

		483,719
Pharmaceuticals - 0.32%
Abbott Laboratories
5.125%, 04/01/2019	500,000	526,664
AmerisourceBergen Corp.
4.875%, 11/15/2019	1,485,000	1,478,738
Eli Lilly & Company
4.200%, 03/06/2014	170,000	180,229
5.550%, 03/15/2037	205,000	204,152
Express Scripts, Inc.
5.250%, 06/15/2012	475,000	506,471
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	1,105,000	1,096,638
Novasep Holding SAS
9.750%, 12/15/2016 (S)	175,000	169,859
Teva Pharmaceutical Finance
Company LLC
5.550%, 02/01/2016	365,000	399,642
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	280,000	294,318

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth
5.950%, 04/01/2037	$2,045,000	$2,141,070

		6,997,781
Pipelines - 0.74%
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	329,724
5.750%, 09/15/2019	415,000	428,717
Buckeye Partners LP
5.500%, 08/15/2019	465,000	470,732
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	131,759
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	900,834
El Paso Corp.
12.000%, 12/12/2013	1,175,000	1,374,750
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	102,085
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	467,027
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,490,843
Enterprise Products Operating LLC
5.250%, 01/31/2020	435,000	438,953
5.900%, 04/15/2013	330,000	358,937
6.300%, 09/15/2017	220,000	241,666
7.550%, 04/15/2038	520,000	598,187
9.750%, 01/31/2014	135,000	163,930
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	130,000	146,051
Kinder Morgan Finance Company
5.700%, 01/05/2016	440,000	431,200
Kinder Morgan, Inc.
6.500%, 09/01/2012	139,000	146,298
Magellan Midstream Partners LP
6.550%, 07/15/2019	355,000	393,183
Northwest Pipeline Corp.
5.950%, 04/15/2017	60,000	64,183
Plains All American Pipeline LP
4.250%, 09/01/2012	295,000	306,487
5.750%, 01/15/2020	765,000	784,473
6.500%, 05/01/2018	1,315,000	1,432,761
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	450,204
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	102,074
Spectra Energy Capital LLC
5.650%, 03/01/2020	520,000	534,856
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,220,000	1,297,086
The Williams Companies, Inc.
7.750%, 06/15/2031	37,000	41,507
Williams Partners LP
6.300%, 04/15/2040 (S)	2,365,000	2,350,115

		15,978,622
Real Estate - 0.42%
AMB Property LP
6.625%, 12/01/2019	1,825,000	1,857,463
AvalonBay Communities, Inc.
4.950%, 03/15/2013	55,000	57,834
6.100%, 03/15/2020	1,065,000	1,132,051
6.625%, 09/15/2011	112,000	119,816

286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
ERP Operating LP
5.250%, 09/15/2014	$200,000	$209,408
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	721,500
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	252,373
Kimco Realty Corp.
4.904%, 02/18/2015	55,000	54,877
Mack-Cali Realty LP
5.800%, 01/15/2016	75,000	77,638
7.750%, 08/15/2019	190,000	209,517
Reckson Operating Partnership LP
6.000%, 03/31/2016	200,000	196,557
Simon Property Group LP
4.200%, 02/01/2015	1,040,000	1,042,641
4.600%, 06/15/2010	125,000	125,831
5.300%, 05/30/2013	120,000	126,974
5.750%, 12/01/2015	480,000	507,791
6.750%, 05/15/2014	495,000	541,562
10.350%, 04/01/2019	35,000	44,008
Ventas Realty LP
6.500%, 06/01/2016	690,000	705,101
WEA Finance LLC
6.750%, 09/02/2019 (S)	375,000	400,157
7.500%, 06/02/2014 (S)	455,000	509,281
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)	265,000	269,123

		9,161,503
Retail - 0.25%
CVS Caremark Corp.
1.754%, 09/10/2010 (P)	540,000	542,442
Home Depot, Inc.
5.200%, 03/01/2011	165,000	171,378
5.400%, 03/01/2016	1,135,000	1,226,479
JC Penney Company, Inc.
9.000%, 08/01/2012	370,000	414,400
Nordstrom, Inc.
6.750%, 06/01/2014	100,000	112,290
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	408,000
Staples, Inc.
9.750%, 01/15/2014	765,000	927,432
Wal-mart Stores, Inc.
2.875%, 04/01/2015	1,630,000	1,628,760

		5,431,181
Semiconductors - 0.01%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)	300,000	309,000
Software - 0.04%
Dun & Bradstreet Corp.
5.500%, 03/15/2011	120,000	124,842
First Data Corp.
9.875%, 09/24/2015	300,000	258,750
Oracle Corp.
5.000%, 01/15/2011	510,000	527,433

		911,025
Telecommunications - 2.11%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	3,095,000	3,064,233
5.625%, 11/15/2017	115,000	121,484
5.750%, 01/15/2015	280,000	306,049

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
America Movil SAB de CV (continued)
6.375%, 03/01/2035	$868,000	$874,209
American Tower Corp.
4.625%, 04/01/2015	3,280,000	3,373,198
7.250%, 05/15/2019 (S)	1,603,000	1,803,375
AT&T, Inc.
4.950%, 01/15/2013	450,000	483,386
5.300%, 11/15/2010	175,000	180,041
5.800%, 02/15/2019	8,255,000	8,824,157
6.700%, 11/15/2013	230,000	262,450
British Telecommunications PLC
5.150%, 01/15/2013	725,000	766,590
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	900,000	981,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	500,000	510,000
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	312,000
Intelsat Corp.
9.250%, 06/15/2016	625,000	654,688
Motorola, Inc.
8.000%, 11/01/2011	375,000	405,184
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	465,000	494,862
Nokia OYJ
5.375%, 05/15/2019	65,000	68,463
Qwest Communications International, Inc.
7.500%, 02/15/2014	500,000	508,750
Qwest Corp.
3.507%, 06/15/2013 (P)	125,000	126,094
7.500%, 10/01/2014	175,000	191,188
8.375%, 05/01/2016	550,000	618,750
8.875%, 03/15/2012	275,000	301,125
Rogers Communications, Inc.
6.375%, 03/01/2014	405,000	449,456
6.800%, 08/15/2018	2,400,000	2,730,118
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	150,000	157,875
8.250%, 08/15/2019 (S)	125,000	133,125
SBC Communications, Inc.
6.450%, 06/15/2034	385,000	392,703
Sprint Capital Corp.
7.625%, 01/30/2011	350,000	360,063
8.375%, 03/15/2012	475,000	494,000
Sprint Nextel Corp.
0.688%, 06/28/2010 (P)	145,000	144,484
8.375%, 08/15/2017	1,625,000	1,633,125
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,235,962
6.175%, 06/18/2014	2,675,000	2,859,294
Telefonica Emisiones SAU
5.855%, 02/04/2013	50,000	54,366
5.877%, 07/15/2019	440,000	471,256
5.984%, 06/20/2011	180,000	189,215
6.221%, 07/03/2017	2,005,000	2,198,815
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	200,000	204,500
Verizon Communications, Inc.
6.900%, 04/15/2038	280,000	308,809
Verizon Global Funding Corp.
6.875%, 06/15/2012	50,000	55,572
7.250%, 12/01/2010	95,000	99,124

287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Global Funding Corp. (continued)
7.750%, 12/01/2030	$320,000	$380,775
Verizon Virginia, Inc.
4.625%, 03/15/2013	900,000	944,004
Verizon Wireless Capital LLC
3.750%, 05/20/2011	300,000	309,338
5.550%, 02/01/2014	2,715,000	2,967,066
7.375%, 11/15/2013	470,000	543,658
8.500%, 11/15/2018	760,000	948,221
Vodafone Group PLC
5.625%, 02/27/2017	275,000	294,270
Windstream Corp.
8.125%, 08/01/2013	125,000	130,938

		45,921,408
Tobacco - 0.33%
Altria Group, Inc.
8.500%, 11/10/2013	3,615,000	4,225,530
9.250%, 08/06/2019	1,280,000	1,555,369
Reynolds American, Inc.
7.250%, 06/01/2013	1,240,000	1,378,824

		7,159,723
Transportation - 0.04%
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	482,817
CSX Corp.
5.750%, 03/15/2013	290,000	314,811

		797,628

TOTAL CORPORATE BONDS (Cost $606,823,848)		$625,480,599

MUNICIPAL BONDS - 0.52%
California - 0.27%
Bay Area Toll Authority
6.263%, 04/01/2049	1,500,000	1,513,935
Los Angeles Department of Airports
6.582%, 05/15/2039	1,110,000	1,130,790
San Diego County Water Authority
6.138%, 05/01/2049	840,000	851,374
State of California
7.625%, 03/01/2040	2,315,000	2,412,647

		5,908,746
Connecticut - 0.01%
Connecticut State Development Authority
1.400%, 05/01/2031 (P)	130,000	130,000
District of Columbia - 0.02%
District of Columbia
5.591%, 12/01/2034	375,000	373,031
Florida - 0.02%
Orange County Florida
Tourist Development
5.000%, 10/01/2018	355,000	383,609
Illinois - 0.04%
Chicago Illinois Transit Authority
6.899%, 12/01/2040	260,000	278,650
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	640,000	646,106

		924,756

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	$110,000	$106,688
Maryland - 0.05%
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,078,956
New York - 0.05%
Metropolitan Transportation Authority
7.336%, 11/15/2039	80,000	92,692
New York City Housing
Development Corp.
6.420%, 11/01/2027	115,000	112,273
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	840,000	840,151

		1,045,116
Oregon - 0.00%
State of Oregon
5.892%, 06/01/2027	60,000	61,498
Utah - 0.04%
Utah Transit Authority
5.937%, 06/15/2039	915,000	950,566
West Virginia - 0.01%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	320,000	256,758

TOTAL MUNICIPAL BONDS (Cost $11,228,335)		$11,219,724

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.84%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	368,375
Banc of America Commercial
Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	98,380	100,083
Series 2005-3, Class A2,
4.501%, 07/10/2043	536,104	540,501
Series 2003-1, Class A2,
4.648%, 09/11/2036	680,000	708,064
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
3.522%, 02/25/2034 (P)	87,673	75,571
Series 2004-H, Class 2A2,
3.753%, 09/25/2034 (P)	113,174	100,473
Series 2004-D, Class 2A2,
3.863%, 05/25/2034 (P)	49,403	45,326
Series 2004-I, Class 3A2,
4.862%, 10/25/2034 (P)	46,627	44,307
Series 2005-J, Class 2A1,
5.081%, 11/25/2035 (P)	273,480	222,978
Series 2005-J, Class 3A1,
5.241%, 11/25/2035 (P)	158,886	118,824
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	492,000	498,712
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	395,000	410,689
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	272,000	284,546

288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc. (continued)
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	$4,525,000	$4,561,734
Series 2005-T20, Class A1,
4.940%, 10/12/2042	2,606	2,610
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	50,000	52,948
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,069,274
Series 2006-PW12, Class A4,
5.719%, 09/11/2038 (P)	385,000	402,157
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	220,000	226,592
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR9, Class A1,
4.498%, 09/11/2042	10,680	10,700
Series 2005-PW10, Class A1,
5.085%, 12/11/2040	211,562	213,257
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	389,450	397,144
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	600,000	618,794
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	74,423	75,633
Series 1998-C1, Class A2,
6.440%, 06/16/2030	686	686
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.986%, 10/25/2032 (P)	7,624	5,992
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	93,861	89,762
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A1,
5.047%, 07/15/2044	78,061	77,994
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	310,000	328,898
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A4,
5.225%, 07/15/2044 (P)	225,000	233,155
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	50,000	51,235
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,735,000	1,775,277
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.021%, 12/10/2049 (P)	1,850,000	1,958,398
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.816%, 12/10/2049 (P)	4,840,000	4,839,191
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2004-C2,
3.819%, 05/15/2036	58,276	58,037
Series 2005-C2, Class A4,
4.832%, 04/15/2037	575,000	571,232

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage
Capital Certificates
Series 2006-C4, Class A1,
4.771%, 09/15/2039	$119,465	$120,970
Series 2007-C1, Class A1,
5.227%, 02/15/2040	145,667	147,986
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,815,000	1,743,568
Series 2007-C4, Class A1,
5.540%, 09/15/2039 (P)	46,338	47,038
Federal Home Loan Mortgage Corp.,
Series 199, Class PO
0.00%, 08/01/2028	5,252	4,568
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A1,
5.082%, 11/10/2045	116,266	117,201
Series 2001-1, Class A2,
6.531%, 05/15/2033	400,000	413,916
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	56,654	59,170
Government National Mortgage
Association, Series 1998-6, Class EA
0.00%, 03/16/2028	26,458	23,050
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	154,583	157,063
Series 2004-GG1, Class A3,
4.344%, 06/10/2036	7,398	7,416
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	609,303
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	117,355	120,718
Series 2007-GG9, Class A1,
5.233%, 03/10/2039	12,371	12,362
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	656,436
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,125,663
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	1,550,000	1,553,196
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	27,592	28,434
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	533,000	554,093
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	139,518	142,559
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	136,240	139,942
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	604,556
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	61,009
Series 2007-LD11, Class A4,
5.818%, 06/15/2049 (P)	440,000	421,915
Series 2001-CIB2, Class A2,
6.244%, 04/15/2035	113,405	113,958

289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	$208,196	$212,991
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2,
3.246%, 03/15/2029	202,010	202,374
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	525,000	533,774
Series 2005-C1, Class A4,
4.742%, 02/15/2030	363,000	367,297
Series 2006-C1, Class A1,
5.018%, 02/15/2031	101,317	102,011
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	5,747,157
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,193,041
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	48,117
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	10,553,415
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	12,600,000	12,021,306
Series 2007-T27,
5.649%, 06/11/2042 (P)	400,000	422,847
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	1,728,734
Series 2006-T23, Class A4,
5.811%, 08/12/2041 (P)	460,000	486,691
Series 2007-IQ15, Class A4,
5.880%, 06/11/2049 (P)	1,100,000	1,086,538
Series 2008-T29, Class A4,
6.280%, 01/11/2043 (P)	5,222,000	5,500,644
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A1,
5.380%, 01/15/2039	3,463	3,484
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	312,000	331,520
Morgan Stanley Capital I,
Series 2006-T23, Class A1
5.682%, 08/12/2041	104,466	107,280
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.598%, 03/15/2025 (P)	11,596	12,459
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	7,040,000	7,358,366
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,443,534
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,700,001
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	8,575,046
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR2, Class 2A2,
2.879%, 03/25/2035 (P)	253,367	226,743
Series 2003-O, Class 5A1,
4.808%, 01/25/2034 (P)	288,811	289,647
Series 2005-AR2, Class 3A1,
4.898%, 03/25/2035 (P)	146,903	136,257

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities
Trust (continued)
Series 2006-AR16, Class A1,
5.595%, 10/25/2036 (P)	$742,659	$563,719

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $98,859,947)		$105,080,232

ASSET BACKED SECURITIES - 3.72%
Ally Auto Receivables Trust,
Series 2010-1, Class A4
2.300%, 12/15/2014	2,170,000	2,169,783
American Express Credit Account
Master Trust
Series 2007-4, Class A,
0.220%, 12/17/2012 (P)	160,000	159,980
Series 2005-5, Class A,
0.270%, 02/15/2013 (P)	770,000	769,856
Series 2006-B, Class A,
0.270%, 08/15/2013 (P)(S)	220,000	219,834
Series 2006-2 Class B,
5.550%, 01/15/2014	3,340,000	3,483,360
Americredit Automobile Receivables
Trust, Series 2010-1, Class C
5.190%, 08/17/2015	1,300,000	1,336,320
AmeriCredit Automobile Receivables
Trust, Series 2006-RM, Class A3
5.530%, 01/06/2014	1,975,000	2,040,310
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	435,000	471,076
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	33,083	27,879
Bay View Auto Trust,
Series 2005-3, Class A4
5.010%, 06/25/2014	20,869	20,953
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	400,000	407,461
Cabela’s Master Credit Card Trust,
Series 2005-1A, Class A1
4.970%, 10/15/2013 (S)	135,000	137,745
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3,
0.520%, 04/15/2013 (P)	130,000	129,811
Series 2005-A7,
4.700%, 06/15/2015	1,050,000	1,118,647
Series 2003-C4, Class C4,
6.000%, 08/15/2013	335,000	341,687
Capital One Prime Auto Receivables
Trust, Series 2006-2, Class A4
4.940%, 07/15/2012	220,309	223,166
Carmax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	635,044
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,675,846
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	405,020
CenterPoint Energy Transition Bond
Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	103,506	108,790

290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CenterPoint Energy Transition Bond Company
LLC (continued)
Series 2001-1, Class A4,
5.630%, 09/15/2015	$256,808	$278,834
Chase Funding Mortgage Loan Asset-
Backed Certificates,
Series 2002-2, Class 1M1
5.599%, 09/25/2031	16,954	7,564
Chase Issuance Trust,
Series 2007-A15, Class A
4.960%, 09/17/2012	805,000	821,424
Citibank Credit Card Issuance Trust
Series 2004-B2, Class B2,
0.548%, 10/07/2013 (P)	4,450,000	4,390,059
Series 2009-A2, Class A2,
1.780%, 05/15/2014 (P)	3,900,000	3,999,118
Series 2007-A5, Class A5,
5.500%, 06/22/2012	1,100,000	1,112,544
CNH Equipment Trust
Series 2009-C, Class A3,
1.850%, 12/16/2013	1,428,000	1,437,302
Series 2010-A, Class A4,
2.490%, 01/15/2016	4,645,000	4,643,548
Series 2009-B, Class A3,
2.970%, 03/15/2013	338,279	342,843
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	299,971
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	303,471	308,215
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	425,000	470,267
Discover Card Master Trust I,
Series 2005-4, Class A2
0.320%, 06/16/2015 (P)	4,240,000	4,184,206
Florida Power & Light Recovery Funding
LLC, Series 2007-A ,Class A2
5.044%, 08/01/2015	700,000	752,715
Ford Credit Auto Owner Trust
Series 2009-E, Class A4,
2.420%, 11/15/2014	6,411,000	6,476,339
Series 2009-D, Class D,
8.140%, 02/15/2016 (S)	1,370,000	1,526,316
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	5,145,000	5,124,060
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,468,936
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class A
3.690%, 07/15/2015	7,243,000	7,497,980
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	290,000	306,459
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.100%, 03/18/2011	14,702	14,735
Household Automotive Trust,
Series 2006-2, Class A4
5.670%, 06/17/2013	220,000	224,774
John Deere Owner Trust,
Series 2009-A, Class A3
2.590%, 10/15/2013	175,000	177,888

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2008-A,
4.180%, 06/15/2012	$161,329	$163,295
Series 2006-A, Class A4,
5.390%, 06/17/2013	67,441	67,564
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	202,789	206,094
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.306%, 10/25/2036 (P)	62,826	59,806
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	115,469	117,286
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	324,024	331,226
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	14,964	13,199
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.520%, 10/15/2013 (P)	425,000	416,570
MBNA Credit Card Master Note Trust,
Series 2005-A3 , Class A3
4.100%, 10/15/2012	250,000	251,123
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	2,514,000	2,519,385
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	230,000	234,303
Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3,
3.890%, 08/15/2011	112,477	113,387
Series 2009-A, Class A4,
4.740%, 08/17/2015	1,230,000	1,319,064
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.380%, 01/15/2015 (P)(S)	3,895,000	3,905,807
Nordstrom Private Label Credit Card
Master Note Trust,
Series 2007-1A, Class A
4.920%, 05/15/2013 (S)	350,000	350,539
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.520%, 12/31/2010	190,998	195,852
PF Export Receivables Master Trust
6.436%, 06/01/2015 (S)	38,129	40,018
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	412,000	458,038
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Series 2003-RZ2
3.600%, 04/25/2033	17,504	13,342
SLM Student Loan Trust,
Series 2008-4, Class A2
1.299%, 07/25/2016 (P)	725,000	741,393
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.520%, 11/12/2012	494,873	506,477
USAA Auto Owner Trust
Series 2008-1, Class A3,
4.160%, 04/16/2012	198,084	200,531
Series 2007-2, Class A3,
4.900%, 02/15/2012	255,439	257,748

291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
USAA Auto Owner Trust (continued)
Series 2007-1, Class A4,
5.550%, 02/15/2013	$1,085,000	$1,126,724
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	480,000	493,046
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.380%, 03/20/2013	95,571	97,007

TOTAL ASSET BACKED SECURITIES (Cost $80,093,054)		$80,947,489

TERM LOANS (M) - 1.67%
Aerospace & Defense - 0.06%
BE Aerospace, Inc.
5.750%, 07/28/2014	995,281	1,005,027
DAE Aviation Holdings, Inc.
4.000%, 07/31/2014	249,685	233,663

		1,238,690
Auto Parts & Equipment - 0.07%
Dana Holding Corp.
4.502%, 01/30/2015	910,071	893,657
Goodyear Tire & Rubber Company
2.340%, 04/30/2014	750,000	710,938

		1,604,595
Building Materials - 0.03%
Goodman Global Group, Inc.
6.250%, 02/13/2014	708,096	710,746
Chemicals - 0.07%
Ferro Corp.
6.284%, 06/06/2012	537,524	532,149
Momentive Performance Materials, Inc.
2.500%, 12/04/2013	225,000	210,164
Nalco Co.
1.998%, 05/13/2016	750,000	745,781

		1,488,094
Commercial Services - 0.06%
Aramark Corp.
2.164%, 01/27/2014	426,802	416,865
Avis Budget Car Rental LLC
4.000%, 04/19/2012	198,014	196,578
Booz Allen Hamilton, Inc.
6.000%, 07/31/2015	500,000	502,032
Dollar Thrifty
2.748%, 06/15/2014	250,000	238,594

		1,354,069
Computers - 0.04%
Palm, Inc.
3.800%, 10/24/2014	977,500	788,517
Diversified Financial Services - 0.23%
CCM Merger, Inc.
8.500%, 07/12/2012	740,856	727,891
Ford Motor Company
3.258%, 12/16/2013	1,705,232	1,644,484
Nuveen Investments, Inc.
3.291%, 11/13/2014	1,133,809	1,036,963
Pinnacle Foods Finance LLC
7.500%, 04/02/2014	500,000	504,532
Universal City Development Partners, Ltd.
6.500%, 11/06/2014	1,000,000	1,008,325

		4,922,195

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Electric - 0.05%
Calpine Corp.
3.165%, 03/29/2014	$743,854	$719,365
Mirant North America LLC
1.998%, 01/03/2013	183,563	179,892
Texas Competitive Electric LLC
3.730%, 10/10/2014	245,603	201,210

		1,100,467
Electronics - 0.05%
Dresser, Inc.
6.000%, 05/04/2015	1,250,000	1,181,250
Food - 0.05%
Pinnacle Foods Holding
2.979%, 04/02/2014	1,210,198	1,168,513
Forest Products & Paper - 0.03%
Georgia-Pacific LLC
2.260%, 12/24/2012	611,660	605,394
Healthcare Products - 0.14%
Bausch & Lomb, Inc.
3.540%, 04/24/2015	743,817	725,810
Biomet
3.282%, 03/25/2015	748,087	719,710
Fresenius SE
0.00%, 09/10/2014 (T)	1,625,000	1,637,188

		3,082,708
Healthcare Services - 0.15%
Community Health Systems, Inc.
2.502%, 07/25/2014	744,148	724,618
HCA, Inc.
1.790%, 11/16/2012	578,988	562,342
Health Management Associates, Inc.
2.040%, 02/28/2014	733,334	709,500
Healthsouth Corp.
2.510%, 03/11/2013	119,720	117,848
4.010%, 09/10/2015	597,285	597,528
Iasis Healthcare Corp.
5.499%, 06/13/2014	625,645	583,414

		3,295,250
Holding Companies - 0.06%
Reynolds Consumer Products, Inc.
6.250%, 11/05/2015	1,250,000	1,260,416
Insurance - 0.04%
Asurion Corp., PIK
6.730%, 07/03/2015	750,000	743,125
HUB International Holdings, Inc.
2.790%, 06/13/2014	245,620	228,426

		971,551
Internet - 0.01%
Skype Technologies SA
7.000%, 02/02/2015	150,000	150,675
Leisure Time - 0.06%
Sabre Holdings Corp.
2.248%, 09/30/2014	1,337,706	1,238,344
Media - 0.16%
CCO Holdings LLC
2.752%, 09/06/2014	1,300,000	1,185,786
Cengage Learning Holdings II
2.790%, 07/03/2014	748,087	658,316
CSC Holdings, Inc.
0.980%, 02/24/2012	351,351	342,919

292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Media (continued)
Local Insight Regatta Holdings, Inc.
6.250%, 04/23/2015	$1,000,000	$850,000
Mediacom Broadband LLC
6.500%, 01/03/2016	245,013	247,340
Univision Communications, Inc.
2.540%, 09/29/2014	250,000	222,270

		3,506,631
Oil & Gas - 0.07%
Hercules Offshore, Inc.
6.000%, 07/11/2013	948,872	923,062
Meg Energy Corp.
6.000%, 04/03/2016	524,375	517,427

		1,440,489
Packaging & Containers - 0.03%
Graham Packaging Co.
6.750%, 04/05/2014	605,225	610,230
Retail - 0.10%
Michaels Stores, Inc.
4.787%, 07/31/2016	1,438,971	1,398,141
OSI Restaurant Partners, Inc.
2.742%, 06/14/2013	745,480	690,346

		2,088,487
Software - 0.05%
First Data Corp.
3.000%, 09/24/2014	745,568	660,336
Infor Global Solutions, Inc.
6.498%, 03/02/2014	500,000	414,880

		1,075,216
Telecommunications - 0.06%
Hughes Network Systems LLC
2.813%, 04/15/2014	250,000	236,250
MetroPCS Wireless, Inc.
2.500%, 11/04/2013	745,523	729,991
Trilogy International Partners
3.790%, 06/29/2012	500,000	415,000

		1,381,241

TOTAL TERM LOANS (Cost $34,103,288)		$36,263,768

SHORT-TERM INVESTMENTS - 6.53%
Repurchase Agreement - 0.10%
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $2,209,000 on
04/01/2010, collateralized by
$2,210,000 Federal Home Loan
Mortgage Corp., 4.200% due
12/10/2015 (valued at $2,254,200,
including interest).	$2,209,000	2,209,000
Short-Term Securities* - 6.31%
T. Rowe Price Reserve Investment
Fund, 0.25404%	137,116,585	137,116,585
State Street Institutional US Government
Money Market Fund, 0.03489%	14	14

		137,116,599

New Income Trust (formerly Spectrum Income
Trust) (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 0.12%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$264,604	$2,648,372

TOTAL SHORT-TERM INVESTMENTS (Cost $141,974,235)		$141,973,971

Total Investments (New Income Trust (formerly Spectrum
Income Trust)) (Cost $2,166,962,897) - 101.80%		$2,211,973,263
Other assets and liabilities, net - (1.80%)		(39,085,973)

TOTAL NET ASSETS - 100.00%		$2,172,887,290

Optimized All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.15%
Consumer Discretionary - 14.61%
Diversified Consumer Services - 1.05%
Corinthian Colleges, Inc. (I)	813,670	$14,312,455
Hotels, Restaurants & Leisure - 1.20%
Starbucks Corp.	672,598	16,323,953
Household Durables - 1.11%
American Greetings Corp., Class A	248,902	5,187,118
Tupperware Brands Corp.	205,140	9,891,851

		15,078,969
Media - 3.72%
CBS Corp., Class B	300,997	4,195,898
Dolan Media Company (I)	493,740	5,366,954
Gannett Company, Inc.	647,462	10,696,072
News Corp., Class A	1,787,074	25,751,736
Pearson PLC	286,264	4,491,482

		50,502,142
Multiline Retail - 2.10%
Dollar Tree, Inc. (I)	225,740	13,368,323
Kohl’s Corp. (I)	277,218	15,186,002

		28,554,325
Specialty Retail - 3.02%
Guess?, Inc.	272,192	12,787,580
Lumber Liquidators Holdings, Inc. (I)	205,597	5,483,272
Sally Beauty Holdings, Inc. (I)	713,754	6,366,686
Stage Stores, Inc.	199,357	3,068,104
TJX Companies, Inc.	312,100	13,270,492

		40,976,134
Textiles, Apparel & Luxury Goods - 2.41%
Coach, Inc.	406,974	16,083,612
Crocs, Inc. (I)	658,522	5,775,238
Polo Ralph Lauren Corp.	127,913	10,877,722

		32,736,572

		198,484,550
Consumer Staples - 5.24%
Beverages - 1.41%
Constellation Brands, Inc., Class A (I)	1,160,890	19,085,032
Food & Staples Retailing - 1.01%
CVS Caremark Corp.	376,536	13,766,156
Food Products - 0.95%
ConAgra Foods, Inc.	517,455	12,972,597

293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.17%
Colgate-Palmolive Company	140,156	$11,949,701
Procter & Gamble Company	61,873	3,914,705

		15,864,406
Personal Products - 0.70%
Herbalife, Ltd.	206,471	9,522,443

		71,210,634
Energy - 6.25%
Energy Equipment & Services - 3.93%
Ensco International PLC, ADR	297,984	13,343,724
Noble Corp.	443,133	18,531,822
Transocean, Ltd. (I)	249,160	21,522,441

		53,397,987
Oil, Gas & Consumable Fuels - 2.32%
Chesapeake Energy Corp.	186,636	4,412,075
ConocoPhillips	256,589	13,129,659
Exxon Mobil Corp.	152,014	10,181,898
World Fuel Services Corp.	145,029	3,863,573

		31,587,205

		84,985,192
Financials - 14.73%
Commercial Banks - 0.56%
Banco Santander SA	570,688	7,573,030
Diversified Financial Services - 3.66%
Knight Capital Group, Inc. (I)	489,820	7,469,755
The Goldman Sachs Group, Inc.	193,899	33,084,986
The NASDAQ OMX Group, Inc. (I)	437,943	9,249,356

		49,804,097
Insurance - 5.88%
ACE, Ltd.	539,094	28,194,616
Allied World Assurance
Company Holdings, Ltd.	372,439	16,703,889
Assured Guaranty, Ltd.	475,432	10,445,241
Endurance Specialty Holdings, Ltd.	3,646	135,449
RenaissanceRe Holdings, Ltd.	163,506	9,280,601
The Progressive Corp.	185,887	3,548,583
The Travelers Companies, Inc.	214,421	11,565,869

		79,874,248
Real Estate Investment Trusts - 3.69%
American Capital Agency Corp.	201,832	5,166,899
Annaly Capital Management, Inc.	450,526	7,740,037
CBL & Associates Properties, Inc.	545,766	7,476,994
First Industrial Realty Trust, Inc. (I)	682,397	5,295,401
HRPT Properties Trust	972,982	7,569,800
Parkway Properties, Inc.	304,307	5,714,885
Pennsylvania Real Estate Investment Trust	439,142	5,476,101
Sun Communities, Inc.	223,811	5,640,037

		50,080,154
Real Estate Management & Development - 0.94%
Brookfield Properties Corp.	835,517	12,833,541

		200,165,070
Health Care - 12.94%
Biotechnology - 1.04%
Gilead Sciences, Inc. (I)	311,527	14,168,248
Health Care Equipment & Supplies - 4.01%
Baxter International, Inc.	131,582	7,658,072
C.R. Bard, Inc.	239,180	20,717,772

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Covidien PLC	517,698	$26,029,855

		54,405,699
Health Care Providers & Services - 1.01%
VCA Antech, Inc. (I)	488,356	13,688,619
Life Sciences Tools & Services - 0.40%
Bruker Corp. (I)	371,419	5,441,288
Pharmaceuticals - 6.48%
Abbott Laboratories	550,454	28,997,917
Johnson & Johnson	416,328	27,144,586
Perrigo Company	174,896	10,269,893
Pfizer, Inc.	1,263,668	21,671,906

		88,084,302

		175,788,156
Industrials - 8.54%
Aerospace & Defense - 5.08%
AerCap Holdings NV (I)	248,913	2,867,478
Alliant Techsystems, Inc. (I)	218,396	17,755,595
General Dynamics Corp.	321,394	24,811,617
Northrop Grumman Corp.	75,342	4,940,175
Raytheon Company	327,112	18,684,637

		69,059,502
Commercial Services & Supplies - 0.40%
Deluxe Corp.	278,163	5,401,925
Construction & Engineering - 0.60%
Chicago Bridge & Iron Company NV (I)	348,811	8,113,344
Electrical Equipment - 1.14%
Emerson Electric Company	307,816	15,495,457
Industrial Conglomerates - 0.68%
Siemens AG	92,121	9,209,336
Machinery - 0.22%
Oshkosh Corp.	75,010	3,025,903
Marine - 0.42%
Genco Shipping & Trading, Ltd. (I)	269,439	5,687,857

		115,993,324
Information Technology - 24.23%
Communications Equipment - 4.57%
Acme Packet, Inc. (I)	307,556	5,929,680
Aruba Networks, Inc. (I)	536,997	7,335,379
Cisco Systems, Inc. (I)	1,146,574	29,845,321
Juniper Networks, Inc. (I)	398,252	12,218,371
Tellabs, Inc.	890,265	6,739,306

		62,068,057
Computers & Peripherals - 6.32%
Apple, Inc. (I)	202,852	47,656,020
Hewlett-Packard Company	382,309	20,319,723
International Business Machines Corp.	139,579	17,901,007

		85,876,750
Electronic Equipment, Instruments & Components - 2.29%
Flextronics International, Ltd. (I)	1,200,151	9,409,184
Ingram Micro, Inc., Class A (I)	811,575	14,243,141
SYNNEX Corp. (I)	250,906	7,416,781

		31,069,106
Internet Software & Services - 2.01%
Google, Inc., Class A (I)	48,127	27,288,490
IT Services - 3.47%
Alliance Data Systems Corp. (I)	157,635	10,087,064

294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	453,445	$9,694,654
CSG Systems International, Inc. (I)	350,986	7,356,667
Lender Processing Services, Inc.	403,995	15,250,811
TNS, Inc.	213,006	4,750,034

		47,139,230
Semiconductors & Semiconductor Equipment - 2.58%
Microchip Technology, Inc.	483,267	13,608,799
PMC-Sierra, Inc. (I)	825,350	7,362,122
Skyworks Solutions, Inc. (I)	901,934	14,070,170

		35,041,091
Software - 2.99%
Check Point Software Technologies, Ltd. (I)	347,288	12,175,917
Informatica Corp. (I)	664,006	17,835,201
Microsoft Corp.	365,036	10,684,604

		40,695,722

		329,178,446
Materials - 2.62%
Chemicals - 0.63%
Minerals Technologies, Inc.	45,377	2,352,344
Valspar Corp.	211,667	6,239,943

		8,592,287
Metals & Mining - 1.99%
Freeport-McMoRan Copper & Gold, Inc.	282,107	23,567,219
General Steel Holdings, Inc. (I)	823,203	3,383,364

		26,950,583

		35,542,870
Telecommunication Services - 6.64%
Diversified Telecommunication Services - 1.51%
BCE, Inc.	373,226	10,954,183
Vimpel-Communications, SADR	517,814	9,532,956

		20,487,139
Wireless Telecommunication Services - 5.13%
Mobile TeleSystems, SADR	357,214	19,825,377
Partner Communications Company, Ltd.	304,244	6,872,872
SK Telecom Company, Ltd. ADR	551,579	9,520,254
Syniverse Holdings, Inc. (I)	265,510	5,169,480
Vodafone Group PLC, SADR	1,215,385	28,306,317

		69,694,300

		90,181,439
Utilities - 3.35%
Multi-Utilities - 2.64%
Public Service Enterprise Group, Inc.	1,069,689	31,577,219
Sempra Energy	86,196	4,301,180

		35,878,399
Water Utilities - 0.71%
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	260,505	9,586,584

		45,464,983

TOTAL COMMON STOCKS (Cost $1,197,822,640)		$1,346,994,664

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.43%
Short-Term Securities* - 0.43%
JPMorgan Chase & Company,
0.0300%, 04/01/2010	$5,790,000	$5,790,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,790,000)		$5,790,000

Total Investments (Optimized All Cap Trust)
(Cost $1,203,612,640) - 99.58%		$1,352,784,664
Other assets and liabilities, net - 0.42%		5,692,193

TOTAL NET ASSETS - 100.00%		$1,358,476,857

Optimized Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.55%
Consumer Discretionary - 13.53%
Hotels, Restaurants & Leisure - 1.07%
Brinker International, Inc.	73,735	$1,421,611
Starbucks Corp.	68,230	1,655,942

		3,077,553
Household Durables - 1.00%
Tupperware Brands Corp.	59,846	2,885,774
Media - 6.91%
Comcast Corp., Class A	208,389	3,921,881
Gannett Company, Inc.	203,288	3,358,318
Meredith Corp.	68,233	2,347,898
News Corp., Class A	236,034	3,401,250
The Walt Disney Company	122,765	4,285,726
Viacom, Inc., Class B (I)	75,840	2,607,379

		19,922,452
Specialty Retail - 3.26%
PetSmart, Inc.	204,404	6,532,752
TJX Companies, Inc.	67,190	2,856,919

		9,389,671
Textiles, Apparel & Luxury Goods - 1.29%
Coach, Inc.	48,446	1,914,586
Phillips-Van Heusen Corp.	31,624	1,813,953

		3,728,539

		39,003,989
Consumer Staples - 5.00%
Beverages - 0.85%
Dr. Pepper Snapple Group, Inc.	69,605	2,448,008
Food Products - 2.16%
ConAgra Foods, Inc.	248,228	6,223,076
Household Products - 1.35%
Colgate-Palmolive Company	17,233	1,469,286
Procter & Gamble Company	38,134	2,412,738

		3,882,024
Personal Products - 0.64%
NBTY, Inc. (I)	38,685	1,856,106

		14,409,214
Energy - 16.57%
Energy Equipment & Services - 3.59%
Atwood Oceanics, Inc. (I)	55,400	1,918,502
National Oilwell Varco, Inc.	34,477	1,399,077
Noble Corp. (I)	71,155	2,975,702

295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Schlumberger, Ltd.	33,420	$2,120,833
Transocean, Ltd. (I)	22,484	1,942,168

		10,356,282
Oil, Gas & Consumable Fuels - 12.98%
Apache Corp.	37,954	3,852,331
Chesapeake Energy Corp.	71,352	1,686,761
Chevron Corp.	57,079	4,328,301
ConocoPhillips	107,367	5,493,969
Devon Energy Corp.	29,587	1,906,290
El Paso Corp.	271,923	2,947,645
Exxon Mobil Corp.	110,962	7,432,235
Marathon Oil Corp.	83,427	2,639,630
SandRidge Energy, Inc. (I)	362,890	2,794,253
Southern Union Company	78,813	1,999,486
Total SA, SADR	40,546	2,352,479

		37,433,380

		47,789,662
Financials - 28.38%
Commercial Banks - 2.04%
Wells Fargo & Company	188,709	5,872,624
Diversified Financial Services - 10.89%
Bank of America Corp.	93,561	1,670,064
Bank of New York Mellon Corp.	114,872	3,547,247
Credit Suisse Group AG	59,119	3,037,534
JPMorgan Chase & Company	155,494	6,958,356
State Street Corp.	115,050	5,193,357
The Goldman Sachs Group, Inc.	45,106	7,696,437
The NASDAQ OMX Group, Inc. (I)	156,265	3,300,317

		31,403,312
Insurance - 8.33%
Assured Guaranty, Ltd.	144,489	3,174,423
Endurance Specialty Holdings, Ltd.	77,696	2,886,406
Lincoln National Corp.	85,468	2,623,868
MetLife, Inc.	87,842	3,807,072
PartnerRe, Ltd.	17,481	1,393,585
The Travelers Companies, Inc.	68,177	3,677,467
Torchmark Corp.	65,277	3,492,972
Unum Group	119,865	2,969,056

		24,024,849
Real Estate Investment Trusts - 5.15%
Annaly Capital Management, Inc.	423,846	7,281,674
Brandywine Realty Trust	210,957	2,575,785
Hospitality Properties Trust	94,682	2,267,634
HRPT Properties Trust	350,367	2,725,855

		14,850,948
Thrifts & Mortgage Finance - 1.97%
Hudson City Bancorp, Inc.	400,682	5,673,657

		81,825,390
Health Care - 6.88%
Health Care Equipment & Supplies - 0.89%
Covidien PLC	51,041	2,566,341
Health Care Providers & Services - 1.49%
AmerisourceBergen Corp.	148,415	4,292,162
Pharmaceuticals - 4.50%
Abbott Laboratories	98,642	5,196,461
Johnson & Johnson	47,153	3,074,376
Pfizer, Inc.	190,598	3,268,756

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Warner Chilcott PLC (I)	56,036	$1,431,720

		12,971,313

		19,829,816
Industrials - 7.72%
Industrial Conglomerates - 4.68%
General Electric Company	336,070	6,116,474
Siemens AG	73,856	7,383,384

		13,499,858
Machinery - 2.46%
Oshkosh Corp. (I)	78,945	3,184,641
Pall Corp.	96,114	3,891,656

		7,076,297
Marine - 0.58%
DryShips, Inc. (I)	287,760	1,680,518

		22,256,673
Information Technology - 10.50%
Communications Equipment - 1.80%
Cisco Systems, Inc. (I)	149,311	3,886,565
Tellabs, Inc.	173,202	1,311,139

		5,197,704
Computers & Peripherals - 1.56%
EMC Corp. (I)	92,678	1,671,911
Seagate Technology (I)	154,468	2,820,586

		4,492,497
Electronic Equipment, Instruments & Components - 2.17%
Avnet, Inc. (I)	133,330	3,999,900
Ingram Micro, Inc., Class A (I)	128,996	2,263,880

		6,263,780
Internet Software & Services - 0.41%
Google, Inc., Class A (I)	2,054	1,164,639
IT Services - 1.67%
Lender Processing Services, Inc.	127,649	4,818,750
Semiconductors & Semiconductor Equipment - 1.25%
Skyworks Solutions, Inc. (I)	231,016	3,603,850
Software - 1.64%
Oracle Corp.	111,985	2,876,895
Salesforce.com, Inc. (I)	24,862	1,850,976

		4,727,871

		30,269,091
Materials - 2.73%
Chemicals - 0.60%
E.I. Du Pont de Nemours & Company	47,007	1,750,541
Containers & Packaging - 2.13%
Owens-Illinois, Inc. (I)	91,048	3,235,846
Pactiv Corp. (I)	115,147	2,899,401

		6,135,247

		7,885,788
Telecommunication Services - 4.25%
Diversified Telecommunication Services - 3.43%
AT&T, Inc.	190,410	4,920,194
CenturyTel, Inc.	140,086	4,967,450

		9,887,644

296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.82%
Mobile TeleSystems, SADR	42,399	$2,353,144

		12,240,788
Utilities - 2.99%
Electric Utilities - 1.52%
American Electric Power Company, Inc.	50,454	1,724,518
PPL Corp.	96,251	2,667,115

		4,391,633
Independent Power Producers & Energy Traders - 0.84%
Constellation Energy Group, Inc.	68,642	2,410,021
Multi-Utilities - 0.63%
Public Service Enterprise Group, Inc.	61,598	1,818,373

		8,620,027

TOTAL COMMON STOCKS (Cost $258,709,478)		$284,130,438

SHORT-TERM INVESTMENTS - 0.84%
Short-Term Securities* - 0.84%
Federal Home Loan Bank Discount Notes,
0.001% 04/01/2010	$2,430,000	2,430,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,430,000)		$2,430,000

Total Investments (Optimized Value Trust)
(Cost $261,139,478) - 99.39%		$286,560,438
Other assets and liabilities, net - 0.61%		1,769,809

TOTAL NET ASSETS - 100.00%		$288,330,247

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.71%
Australia - 0.79%
Brambles, Ltd.	179,862	$1,213,166
Austria - 1.14%
Telekom Austria AG	125,000	1,748,278
Bermuda - 0.59%
PartnerRe, Ltd.	11,450	912,794
Brazil - 0.66%
Empresa Brasileira de Aeronautica SA, ADR	42,600	1,020,696
Canada - 1.84%
Biovail Corp.	98,100	1,641,037
Talisman Energy, Inc.	70,100	1,198,875

		2,839,912
China - 1.28%
China Telecom Corp., Ltd.	2,238,000	1,102,524
Shanghai Electric Group Company, Ltd.	1,802,000	875,642

		1,978,166
France - 12.32%
AXA SA	122,740	2,727,172
Cap Gemini SA	24,170	1,191,695
Compagnie Generale des Etablissements
Michelin, Class B	25,170	1,852,081
France Telecom SA	179,917	4,308,875
GDF Suez	27,890	1,078,272
Sanofi-Aventis SA	44,870	3,349,959
Total SA	44,440	2,580,886

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vivendi SA	70,803	$1,897,124

		18,986,064
Germany - 9.18%
Bayerische Motoren Werke (BMW) AG	37,350	1,721,452
Deutsche Post AG	51,100	884,927
E.ON AG	49,380	1,823,629
Merck KGaA	23,830	1,930,198
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	17,333	2,813,438
SAP AG	50,170	2,430,711
Siemens AG	25,500	2,554,768

		14,159,123
Hong Kong - 1.56%
China Mobile, Ltd.	61,000	585,764
Hutchison Whampoa, Ltd.	249,000	1,818,226

		2,403,990
Israel - 0.82%
Check Point Software Technologies, Ltd. (I)	36,000	1,262,160
Italy - 1.90%
Autogrill SpA (I)	132,897	1,615,345
UniCredit Italiano SpA (I)	444,805	1,312,875

		2,928,220
Japan - 6.02%
Mitsubishi UFJ Financial Group	189,200	987,305
Nintendo Company, Ltd.	10,300	3,439,466
Sompo Japan Insurance, Inc.	108,000	757,814
Sony Corp.	57,300	2,195,111
Toyota Motor Corp.	47,400	1,905,835

		9,285,531
Netherlands - 6.85%
ING Groep NV (I)	428,840	4,275,886
Philips Electronics NV	65,830	2,113,468
Randstad Holdings NV (I)	25,790	1,227,157
Reed Elsevier NV	115,730	1,408,040
Royal Dutch Shell PLC	55,740	1,537,279

		10,561,830
Norway - 4.46%
Statoil ASA	143,440	3,334,958
Telenor ASA (I)	261,460	3,544,960

		6,879,918
Russia - 0.80%
Gazprom OAO	2,300	53,779
Gazprom OAO, SADR	50,400	1,182,888

		1,236,667
Singapore - 3.34%
Flextronics International, Ltd. (I)	319,730	2,506,683
Singapore Telecommunications, Ltd.	1,164,000	2,643,969

		5,150,652
South Korea - 4.13%
KB Financial Group, Inc., ADR	41,920	2,010,483
Samsung Electronics Company, Ltd.	6,012	4,348,341

		6,358,824
Spain - 2.91%
Iberdrola SA	176,216	1,492,302
Telefonica SA	126,577	2,995,356

		4,487,658

297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden - 1.54%
Ericsson (LM), Series B	227,300	$2,379,425
Switzerland - 7.85%
Adecco SA	43,780	2,487,293
Lonza Group AG	9,740	794,993
Nestle SA	57,823	2,958,298
Novartis AG	35,060	1,894,853
Roche Holdings AG	10,292	1,670,163
Swiss Reinsurance Company, Ltd.	36,020	1,771,381
UBS AG (I)	32,566	528,710

		12,105,691
Taiwan - 4.04%
Compal Electronics, Inc.	1,361,000	1,779,487
Lite-On Technology Corp.	1,341,000	1,778,498
Mega Financial Holding Company, Ltd.	157,000	90,911
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,294,000	2,497,234
Taiwan Semiconductor Manufacturing
Company, Ltd. SADR	7,206	75,591

		6,221,721
United Kingdom - 20.02%
Aviva PLC (I)	385,700	2,253,422
BAE Systems PLC	283,511	1,600,488
BP PLC	323,040	3,059,190
British Sky Broadcasting Group PLC	218,560	2,001,942
G4S PLC	391,910	1,556,109
GlaxoSmithKline PLC	122,030	2,341,745
Hays PLC	711,263	1,172,084
HSBC Holdings PLC	65,417	663,217
Kingfisher PLC	688,890	2,243,201
Marks & Spencer Group PLC	197,760	1,111,510
Pearson PLC (I)	128,590	2,020,754
Rentokil Initial PLC (I)	556,890	1,102,333
Rexam PLC	157,920	700,957
Royal Dutch Shell PLC	34,486	997,479
Tesco PLC	343,800	2,273,137
The Sage Group PLC	192,160	697,702
Vodafone Group PLC	2,190,670	5,068,790

		30,864,060
United States - 1.67%
ACE, Ltd.	49,170	2,571,591

TOTAL COMMON STOCKS (Cost $148,677,740)		$147,556,137

SHORT-TERM INVESTMENTS - 4.03%
Short-Term Securities* - 3.96%
State Street Corp., Time Deposit
0.100%, 04/01/2010	$3,000,000	3,000,000
0.050%, 04/01/2010	3,100,000	3,100,000

		6,100,000

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.07%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $116,000 on 04/01/2010,
collateralized by $120,000 Federal Home
Loan Mortgage Corp., 3.000% due
01/21/2014 (valued at $120,900,
including interest).	$116,000	$116,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,216,000)		$6,216,000

Total Investments (Overseas Equity Trust)
(Cost $154,893,740) - 99.74%		$153,772,137
Other assets and liabilities, net - 0.26%		404,822

TOTAL NET ASSETS - 100.00%		$154,176,959

Pacific Rim Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.57%
Australia - 13.99%
Australia & New Zealand Banking Group, Ltd.	83,426	$1,937,005
BHP Billiton, Ltd.	80,914	3,246,458
Boral, Ltd.	50,000	256,939
Challenger Financial Services Group, Ltd.	175,000	672,991
Commonwealth Bank of Australia, Ltd.	33,667	1,736,013
CSL, Ltd.	9,000	300,664
Fortescue Metals Group, Ltd. (I)	100,000	448,022
John Fairfax Holdings, Ltd.	313,707	517,227
Macquarie Group, Ltd.	8,348	360,931
National Australia Bank, Ltd.	42,395	1,068,490
Newcrest Mining, Ltd.	15,000	451,960
QBE Insurance Group, Ltd.	30,747	586,707
Rio Tinto, Ltd.	20,350	1,458,592
Telstra Corp., Ltd.	159,645	437,648
Westpac Banking Corp.	23,104	589,084
Woodside Petroleum, Ltd.	17,767	763,308

		14,832,039
China - 8.25%
Angang Steel Company, Ltd., (Class H)	98,000	178,889
Anhui Conch Cement Company, Ltd.	46,000	303,297
China Construction Bank Corp.	1,100,000	897,741
China Life Insurance Company, Ltd.	256,000	1,229,826
China Shenhua Energy Company, Ltd.	154,000	660,619
China Southern Airlines Company, Ltd. (I)	1,052,000	469,324
Dongfeng Motor Group Company, Ltd.	544,000	879,791
Industrial & Commercial Bank of China, Ltd.	2,238,000	1,705,652
Jiangxi Copper Company, Ltd., Class H	167,000	370,281
PetroChina Company, Ltd., (Class H)	500,000	586,224
Tencent Holdings, Ltd.	61,000	1,220,221
Yanzhou Coal Mining
Company, Ltd., (Class H)	102,000	244,803

		8,746,668
Hong Kong - 7.09%
BOC Hong Kong Holdings, Ltd.	200,000	476,266
Cheung Kong Holdings, Ltd.	93,000	1,196,157
China High Precision Automation
Group, Ltd. (I)	569,000	375,322
China Merchants Holdings
International Company, Ltd.	88,000	321,048
China Mobile, Ltd.	40,000	384,108

298

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Resource Power Holdings, Ltd.	155,600	$332,792
China Resources Land, Ltd.	145,000	312,653
China Taiping Insurance Holdings
Company, Ltd. (I)	147,000	513,500
CNOOC, Ltd.	380,000	625,250
Hong Kong Exchanges & Clearing, Ltd.	19,000	316,547
Hutchison Whampoa, Ltd.	30,000	219,063
Ju Teng International Holdings, Ltd.	380,000	367,727
Orient Overseas International, Ltd.	36,000	266,164
Poly Hong Kong Investment, Ltd.	162,000	206,600
Skyworth Digital Holdings, Ltd.	242,000	283,611
Sun Hung Kai Properties, Ltd.	70,000	1,050,189
TCL Multimedia Technology
Holdings, Ltd. (I)	262,000	272,035

		7,519,032
Indonesia - 0.62%
Gudang Garam Tbk PT	128,000	348,292
Telekomunikasi Indonesia Tbk PT	350,000	311,422

		659,714
Japan - 41.01%
Ajinomoto Company, Inc.	54,000	535,063
Asahi Glass Company, Ltd.	117,130	1,313,915
Bank of Yokohama, Ltd.	184,010	898,746
Canon, Inc.	19,850	917,647
Chiba Bank, Ltd.	118,690	707,856
Chiyoda Corp.	56,410	557,362
Credit Saison Company, Ltd.	74,980	1,163,682
Daiwa Securities Group, Inc.	70,330	370,292
Disco Corp.	6,990	430,203
East Japan Railway Company	15,300	1,063,492
Hitachi Metals, Ltd.	100,000	1,052,015
Honda Motor Company, Ltd.	55,290	1,953,379
Ibiden Company, Ltd.	18,740	645,793
JAFCO Company, Ltd. (I)	16,590	435,949
JSR Corp.	60,900	1,272,894
Kao Corp.	44,850	1,134,588
KDDI Corp.	243	1,257,457
Keyence Corp.	2,010	478,684
Komatsu, Ltd.	82,400	1,728,585
Matsushita Electric Industrial Company, Ltd.	39,240	602,015
Mitsubishi Corp.	87,270	2,288,632
Mitsubishi Electric Corp.	78,690	723,344
Mitsubishi Estate Company, Ltd.	50,090	820,017
Nabtesco Corp.	45,050	600,770
Nintendo Company, Ltd.	1,690	564,340
Nippon Telegraph & Telephone Corp.	11,800	496,901
Nomura Holdings, Inc.	115,000	843,495
Olympus Corp.	27,030	867,870
ORIX Corp. (I)	32,500	2,875,875
Point, Inc.	12,000	718,837
Shiseido Company, Ltd.	42,000	912,299
Sugi Pharmacy Company, Ltd.	38,000	907,400
Sumitomo Bakelite Company, Ltd.	50,250	288,192
Sumitomo Electric Industries, Ltd.	106,720	1,308,946
Sumitomo Mitsui Financial Group	25,500	838,851
Taiyo Nippon Sanso Corp.	72,080	705,032
Takashimaya Company, Ltd.	83,050	681,737
Takeda Pharmaceutical Company, Ltd.	16,400	721,621
TDK Corp.	20,000	1,331,499
The Sumitomo Trust &
Banking Company, Ltd.	134,840	788,085
THK Company, Ltd.	46,840	1,017,553
Tokuyama Corp.	50,580	280,377

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Electron, Ltd.	17,070	$1,126,255
Tokyu Corp.	150,000	627,477
Toyota Motor Corp.	25,370	1,020,064
Tsumura & Company, Ltd.	25,000	725,187
Yokogawa Electric Corp. (I)	98,570	858,741

		43,459,014
Korea - 0.98%
Cheil Communications, Inc.	350	103,461
Eugene Technology Company, Ltd.	30,000	302,407
Huvitz Company, Ltd. (I)	48,000	211,064
Posco Refractories & Environment
Company, Ltd. (I)	4,200	218,821
Woongjin Thinkbig Company, Ltd.	9,000	200,325

		1,036,078
Macau - 0.44%
Wynn Macau, Ltd. (I)	323,600	463,614
Malaysia - 1.61%
Commerce Asset Holdings BHD	254,500	1,096,025
Genting BHD	284,937	575,892
IJM Corp. BHD	25,600	38,271

		1,710,188
Singapore - 2.95%
Allgreen Properties, Ltd.	250,000	213,037
Capitaland, Ltd.	92,000	260,527
DBS Group Holdings, Ltd.	135,000	1,378,034
Fraser and Neave, Ltd.	69,000	235,713
Neptune Orient Lines, Ltd.	302,000	432,707
Parkway Holdings, Ltd. (I)	251,000	601,938

		3,121,956
South Korea - 8.36%
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	10,900	208,820
GS Engineering & Construction Corp.	3,845	330,891
GS Holdings Corp.	12,400	439,120
Handsome Company, Ltd.	4,790	59,068
Hanjin Shipping Company, Ltd. (I)	6,650	182,248
Hynix Semiconductor, Inc. (I)	11,900	280,470
Hyundai Mipo Dockyard Company, Ltd.	1,950	267,685
Hyundai Mobis	4,800	635,844
Hyundai Motor Company, Ltd.	3,000	305,986
Hyundai Steel Company	3,300	250,283
Kangwon Land, Inc.	10,820	162,593
Korea Electric Power Corp. (I)	15,000	484,254
Korean Air Lines Company, Ltd. (I)	4,500	265,509
KT Corp.	7,400	306,197
KT&G Corp.	1,200	66,397
LG Chem, Ltd.	500	106,170
LG Electronics, Inc.	2,000	203,387
POSCO	580	271,284
Samsung Corp.	4,779	256,987
Samsung Electronics Company, Ltd.	3,810	2,755,685
Shinhan Financial Group Company, Ltd.	9,800	387,593
Woongjin Coway Company, Ltd.	9,240	286,779
Woori Finance Holdings Company, Ltd.	23,670	346,806

		8,860,056
Taiwan - 8.08%
Acer, Inc.	164,000	483,976
Advanced Semiconductor Engineering, Inc.	237,000	216,193
Cathay Financial Holdings Company, Ltd. (I)	220,000	366,902
China Steel Corp.	371,000	382,367
Chinatrust Financial Holding Company, Ltd.	560,000	317,598

299

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chroma ATE, Inc.	96,000	$208,411
Compal Electronics, Inc.	394,000	515,149
Coretronic Corp.	440,000	624,573
Formosa Plastic Corp.	142,000	312,838
Fubon Financial Holding Company, Ltd. (I)	304,000	369,217
Hon Hai Precision Industry Company, Ltd.	251,600	1,088,421
Kinsus Interconnect Technology Corp.	36,000	94,241
Largan Precision Company, Ltd.	25,000	376,057
Macronix International Company, Ltd.	411,000	271,573
Makalot Industrial Company, Ltd.	92,000	208,222
MediaTek, Inc.	15,000	260,058
Nan Ya Plastics Corp.	157,000	319,252
Novatek Microelectronics Corp., Ltd.	94,000	292,741
Pou Chen Corp.	217,000	177,174
Powertech Technology, Inc.	116,000	412,771
Ruentex Industries, Ltd. (I)	186,000	422,179
Taiwan Fertilizer Company, Ltd.	105,000	335,344
Taiwan Semiconductor
Manufacturing Company, Ltd.	150,899	291,213
Tong Yang Industry Company, Ltd.	115,000	212,725

		8,559,195
Thailand - 1.52%
Esso Thailand PCL	1,220,000	273,543
Kasikornbank PCL	131,600	392,860
LPN Development PCL	1,718,000	406,454
Thai Oil PCL	205,000	316,994
Tisco Financial Group PCL	265,000	221,326

		1,611,177
United States - 0.67%
News Corp. Class B	42,000	711,937

TOTAL COMMON STOCKS (Cost $93,980,814)		$101,290,668

WARRANTS - 0.01%
Malaysia - 0.01%
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	38,210	13,236

TOTAL WARRANTS (Cost $0)		$13,236

SHORT-TERM INVESTMENTS - 3.70%
Repurchase Agreement - 3.70%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $3,922,000 on 04/01/2010,
collateralized by $3,670,000 U.S. Treasury
Notes, 4.125% due 05/15/2015 (valued at
$4,004,337, including interest).	$3,922,000	3,922,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,922,000)		$3,922,000

Total Investments (Pacific Rim Trust)
(Cost $97,902,814) - 99.28%		$105,225,904
Other assets and liabilities, net - 0.72%		758,089

TOTAL NET ASSETS - 100.00%		$105,983,993

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.09%
Financials - 99.09%
Real Estate Investment Trusts - 99.09%
American Campus Communities, Inc.	266,804	$7,379,794
Apartment Investment & Management
Company, Class A	414,700	7,634,627
AvalonBay Communities, Inc. (L)	227,934	19,682,101
BioMed Realty Trust, Inc.	41,700	689,718
Boston Properties, Inc. (L)	308,450	23,269,468
Brandywine Realty Trust	747,800	9,130,638
BRE Properties, Inc.	139,000	4,969,250
Camden Property Trust (L)	191,550	7,974,227
Cogdell Spencer, Inc.	84,100	622,340
Developers Diversified Realty Corp.	478,950	5,828,822
Digital Realty Trust, Inc. (L)	211,649	11,471,376
Douglas Emmett, Inc. (L)	240,100	3,690,337
Duke Realty Corp.	462,450	5,734,380
Entertainment Properties Trust (L)	96,644	3,974,968
Equity Residential	265,484	10,393,699
Glimcher Realty Trust	108,250	548,828
HCP, Inc. (L)	300,350	9,911,550
Health Care REIT, Inc.	312,950	14,154,729
Host Hotels & Resorts, Inc.	1,385,277	20,294,308
HRPT Properties Trust	545,750	4,245,935
Kimco Realty Corp.	238,800	3,734,832
LaSalle Hotel Properties	47,750	1,112,575
LTC Properties, Inc.	89,580	2,424,035
Mack-Cali Realty Corp.	33,200	1,170,300
Nationwide Health Properties, Inc.	308,718	10,851,438
Post Properties, Inc.	207,900	4,577,958
ProLogis (L)	932,950	12,314,940
PS Business Parks, Inc.	81,700	4,362,780
Public Storage (L)	302,940	27,867,451
Ramco-Gershenson Properties Trust	192,950	2,172,617
Regency Centers Corp. (L)	381,012	14,276,520
Retail Opportunity Investments Corp. (I)	90,400	914,848
Senior Housing Properties Trust	532,955	11,804,953
Simon Property Group, Inc. (L)	527,064	44,220,670
SL Green Realty Corp. (L)	168,000	9,621,360
Sovran Self Storage, Inc. (L)	65,850	2,295,531
Sunstone Hotel Investors, Inc. (I)	516,700	5,771,539
Tanger Factory Outlet Centers, Inc. (L)	63,450	2,738,502
Taubman Centers, Inc. (L)	266,950	10,656,644
Vornado Realty Trust	121,819	9,221,698
Washington Real Estate Investment Trust	280,550	8,570,803

		362,283,089

		362,283,089

TOTAL COMMON STOCKS (Cost $283,675,464)		$362,283,089

SHORT-TERM INVESTMENTS - 31.02%
Repurchase Agreement - 0.68%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $2,492,000 on 04/01/2010,
collateralized by $2,480,000 Federal Home
Loan Mortgage Corp., 5.68% due
09/14/2017 (valued at $2,545,100,
including interest).	$2,492,000	2,492,000

300

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 30.34%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)		$11,081,425	$110,911,771

TOTAL SHORT-TERM INVESTMENTS (Cost $113,415,167)			$113,403,771

Total Investments (Real Estate Securities Trust)
(Cost $397,090,631) - 130.11%			$475,686,860
Other assets and liabilities, net - (30.11%)			(110,092,948)

TOTAL NET ASSETS - 100.00%			$365,593,912

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 86.97%
Treasury Inflation Protected Securities (D) - 85.53%
0.625%, 04/15/2013		$1,537,590	$1,567,141
1.250%, 04/15/2014		1,740,409	1,798,876
1.375%, 07/15/2018 to 01/15/2020		1,807,986	1,805,140
1.625%, 01/15/2015		2,950,313	3,082,157
1.750%, 01/15/2028		310,263	293,708
1.875%, 07/15/2013		6,017,388	6,366,679
2.000%, 04/15/2012 to 01/15/2026 (F)		29,189,521	30,824,269
2.125%, 01/15/2019		5,955,416	6,273,191
2.375%, 04/15/2011 to 01/15/2025		22,393,611	23,357,514
2.500%, 07/15/2016 to 01/15/2029		19,212,089	20,810,239
2.625%, 07/15/2017		627,234	689,369
3.375%, 01/15/2012 to 04/15/2032		11,841,790	14,342,640
3.875%, 04/15/2029		790,776	1,003,668

			112,214,591
Federal Home Loan Mortgage Corp. - 0.75%
0.109%, 02/01/2011 (P)		983,000	982,352
Small Business Administration - 0.69%
5.902%, 02/10/2018		819,475	899,860

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $114,218,195)			$114,096,803

FOREIGN GOVERNMENT
OBLIGATIONS - 16.13%
Australia - 4.24%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	500,000	473,774
4.000%, 08/20/2015 to 08/20/2020		3,400,000	5,090,029

			5,563,803
France - 11.01%
Government of France
1.300%, 07/25/2019	EUR	135	187
Societe Financement de
l’Economie Francaise
0.451%, 07/16/2012 (P)(S)		$14,400,000	14,448,960

			14,449,147
Germany - 0.88%
Federal Republic of Germany
1.750%, 04/15/2020	EUR	6,510	9,316

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany (continued)
3.750%, 01/04/2019		$800,000	$1,142,456

			1,151,772

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,155,941)			$21,164,722

CORPORATE BONDS - 46.34%
Banks - 21.07%
Commonwealth Bank of Australia
0.671%, 07/12/2013 (P)(S)		$19,900,000	20,010,405
0.784%, 06/25/2014 (P)(S)		5,300,000	5,366,319
ING Bank Australia, Ltd.
5.028%, 06/24/2014	AUD	600,000	554,856
Royal Bank of Scotland Group PLC,
(7.092% to 06/29/2017, then 3 month
EURIBOR +233 bps)
maturing at 10/29/2049	EUR	500,000	415,325
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)		$1,300,000	1,299,991

			27,646,896
Diversified Financial Services - 15.95%
Citigroup, Inc.
0.340%, 05/18/2011 (P)		2,500,000	2,484,017
Ford Motor Credit Company LLC
7.250%, 10/25/2011		2,150,000	2,222,866
7.800%, 06/01/2012		150,000	155,575
General Electric Capital Corp. MTN
0.271%, 09/21/2012 (P)		2,700,000	2,701,982
Green Valley, Ltd.
4.292%, 01/10/2011 (S)	EUR	500,000	674,053
International Lease Finance Corp.
6.625%, 11/15/2013		$800,000	778,616
Lehman Brothers Holdings, Inc.
1.000%, 04/05/2011 (H)	EUR	38,000	11,420
5.125%, 06/27/2014 (H)		700,000	212,727
6.200%, 09/26/2014 (H)		$200,000	46,500
6.875%, 05/02/2018 (H)		1,500,000	354,375
7.000%, 09/27/2027 (H)		500,000	116,250
Longpoint Re, Ltd.
5.491%, 05/08/2010 (P)(S)		1,000,000	999,000
Merna Reinsurance, Ltd.
0.940%, 07/07/2010 (P)(S)		4,200,000	4,155,900
Morgan Stanley
0.499%, 01/09/2012 (P)		300,000	296,606
0.701%, 10/18/2016 (P)		1,300,000	1,188,608
0.988%, 03/01/2013 (P)	EUR	200,000	257,573
Morgan Stanley, GMTN
0.549%, 01/09/2014 (P)		$800,000	764,873
SLM Corp., Series BED1
4.201%, 03/15/2012		1,027,000	935,659
The Goldman Sachs Group, Inc.
0.721%, 03/22/2016 (P)		2,100,000	1,992,805
Vita Capital III, Ltd., Series B-II
1.411%, 01/01/2012 (P)(S)		600,000	577,680

			20,927,085
Insurance - 5.50%
American International Group, Inc.,
(8.625% to 05/22/2018, then 3 month
LIRBOR +440 bps)
maturing at 05/22/2038	GBP	400,000	496,222

301

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
American International Group,
Inc., Series 1
0.361%, 10/18/2011 (P)	$1,400,000	$1,340,759
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014	1,000,000	1,030,102
Foundation Re II, Ltd.
7.000%, 11/26/2010 (P)(S)	700,000	692,764
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	900,000	942,034
Residential Reinsurance 2007, Ltd.
7.502%, 06/07/2010 (P)(S)	2,700,000	2,713,230

		7,215,111
Packaging & Containers - 0.84%
Rexam PLC
6.750%, 06/01/2013 (S)	1,000,000	1,096,816
Telecommunications - 2.98%
Telefonica Emisiones SAU
0.580%, 02/04/2013 (P)	4,000,000	3,913,044

TOTAL CORPORATE BONDS (Cost $60,421,828)		$60,798,952

MUNICIPAL BONDS - 0.05%
California - 0.05%
California County Tobacco
Securitization Agency
5.625%, 06/01/2023	60,000	59,934

TOTAL MUNICIPAL BONDS (Cost $54,820)		$59,934

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.96%
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2003-3, Class 3A2
3.696%, 05/25/2033	231,866	224,544
Bear Stearns Asset Backed Securities, Inc.,
Series 2006-AQ1, Class 2A1
0.309%, 10/25/2036 (P)	239,517	219,229
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
4.098%, 08/25/2035 (P)	123,687	109,160
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class A1A
0.320%, 09/20/2046 (P)	28,561	28,382
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2003-HYB3, Class 7A1
3.754%, 11/19/2033 (P)	80,250	74,020
Countrywide Home Loans,
Series 2005-3, Class 1A2
0.536%, 04/25/2035 (P)	1,069,406	612,984
Deutsche ALT-A Securities, Inc.,
Series 2006-AR6, Class A1
0.326%, 02/25/2037 (P)	103,186	101,236
Federal Home Loan Mortgage Corp.
Series 2638, Class FA,
0.630%, 11/15/2016 (P)	305,960	306,528
Series T-62, Class 1A1,
1.671%, 10/25/2044 (P)	857,685	826,375
Series T-63, Class 1A1,
1.671%, 02/25/2045 (P)	2,110,035	2,032,653
Series 3336, Class GA,
5.000%, 05/15/2027	1,837,598	1,837,912
Series 2504, Class J,
5.500%, 05/15/2016	913,938	914,781

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association
Series 2006-118, Class A2,
0.306%, 12/25/2036 (P)	$268,758	$258,987
Series 2004-63, Class FA,
0.396%, 08/25/2034 (P)	155,697	148,897
Series 2003-W8, Class 3F2,
0.596%, 05/25/2042 (P)	138,097	129,684
Series 2004-W9, Class 1A2,
5.950%, 02/25/2044	276,657	280,807
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.466%, 06/25/2045 (P)	480,597	286,531
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.942%, 12/25/2033 (P)	248,806	207,418
Merrill Lynch Mortgage Investors, Inc.
Series 2005-3, Class 4A,
0.496%, 11/25/2035 (P)	428,666	311,332
Series 2005-3, Class 5A,
0.496%, 11/25/2035 (P)	519,741	434,746
Series 2005-2, Class 2A,
4.250%, 10/25/2035 (P)	2,071,829	1,834,457
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
0.546%, 08/25/2035 (P)	218,723	125,859
Residential Asset Securitization Trust,
Series 2006-A8, Class 2A4
6.500%, 08/25/2036	1,000,000	602,911
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
3.315%, 11/26/2023 (P)	6,486	5,799
Sequoia Mortgage Trust, Series 5, Class A
0.587%, 10/19/2026 (P)	181,982	137,058
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.871%, 01/25/2035 (P)	162,936	77,002
Series 2004-1, Class 4A2,
2.781%, 02/25/2034 (P)	287,620	249,849
Series 2005-17, Class 3A1,
5.095%, 08/25/2035 (P)	406,964	295,273
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR7, Class A8,
0.316%, 08/25/2036 (P)	47,833	47,522
Series 2004-AR5, Class 1A1,
0.567%, 10/19/2034 (P)	188,490	165,417
TBW Mortgage Backed Pass Through
Certificates, Series 2006-6, Class A1
0.356%, 01/25/2037 (P)	175,718	156,354
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.506%, 11/25/2045 (P)	228,287	175,173
Series 2006-AR17, Class 1A1A,
1.273%, 12/25/2046 (P)	194,593	116,742
Series 2006-AR3, Class A1A,
1.463%, 02/25/2046 (P)	1,327,291	1,008,820
Series 2002-AR17, Class 1A,
1.663%, 11/25/2042 (P)	39,515	28,992

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,283,588)		$14,373,434

302

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.11%
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A
0.306%, 11/25/2036 (P)	$3,330	$3,319
Bear Stearns Asset Backed Securities, Inc.,
Series 2006-HE9, Class 1A1
0.296%, 11/25/2036 (P)	15,266	14,357
Equity One ABS, Inc.,
Series 2004-1, Class AV2
0.546%, 04/25/2034 (P)	87,430	57,412
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.296%, 10/25/2036 (P)	41,399	28,309
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.506%, 09/25/2035 (P)	30,826	26,766
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.296%, 05/25/2036 (P)	8,686	8,313
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
0.586%, 01/25/2034 (P)(S)	5,419	5,214

TOTAL ASSET BACKED SECURITIES (Cost $192,402)		$143,690

Supranational Obligations - 0.92%
Export-Import Bank of Korea
0.512%, 10/04/2011 (P)(S)	1,200,000	1,201,612

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,199,475)		$1,201,612

DEFAULTED BONDS BEYOND MATURITY DATE - 0.89%
Diversified Financial Services - 0.89%
Lehman Brothers Holdings, Inc.
5.370%, 11/24/2008 (H)	300,000	69,000
5.415%, 12/23/2008 (H)	4,800,000	1,104,000

		1,173,000

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $5,100,087)		$1,173,000

PREFERRED STOCKS - 1.24%
Banks - 1.24%
Wells Fargo & Company, Series K (N)	1,000,000	1,045,000
Wells Fargo & Company, Series L 7.500%	600	586,200

		1,631,200

TOTAL PREFERRED STOCKS (Cost $1,600,000)		$1,631,200

TERM LOANS (M) - 1.32%
Diversified Financial Services - 1.32%
DaimlerChrysler Financial Company
4.230%, 08/03/2012	1,737,261	1,730,095

TOTAL TERM LOANS (Cost $1,696,365)		$1,730,095

SHORT-TERM INVESTMENTS - 2.49%
Repurchase Agreement - 2.29%
Credit Suisse Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.01%
to be repurchased at $2,400,001 on
04/01/2010, collatetalized by
$2,461,000 U.S. Treasury Notes, 2.50%
due 03/31/2015 (valued at $2,455,617,
including interest)	$2,400,000	2,400,000

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $601,000 on 04/01/2010,
collateralized by $175,000 Federal
Home Mortgage Corp., 6.25% due
07/15/2032 (valued at $203,875,
including interest) and $340,000 Federal
National Mortgage Association, 6.625%
due 11/15/2030 (valued at $413,100,
incuding interest)	$601,000	$601,000

		3,001,000
Short-Term Securities* - 0.20%
U.S. Treasury Bills,
0.229%, 08/26/2010 (F)	270,000	269,757

TOTAL SHORT-TERM INVESTMENTS (Cost $3,270,757)		$3,270,757

Total Investments (Real Return Bond Trust)
(Cost $225,193,458) - 167.42%		$219,644,199
Other assets and liabilities, net - (67.42%)		(88,453,428)

TOTAL NET ASSETS - 100.00%		$131,190,771

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.16%
Consumer Discretionary - 5.30%
Auto Components - 0.34%
Johnson Controls, Inc.	41,485	$1,368,590
Hotels, Restaurants & Leisure - 0.35%
Ctrip.com International, Ltd., ADR (I)	35,460	1,390,032
Internet & Catalog Retail - 3.61%
Amazon.com, Inc. (I)	57,905	7,859,446
Liberty Media Corp. - Interactive A (I)	183,000	2,801,730
Netflix, Inc. (I)(L)	49,450	3,646,443

		14,307,619
Media - 1.00%
Time Warner Cable, Inc.	24,998	1,332,643
Time Warner, Inc.	83,766	2,619,363

		3,952,006

		21,018,247
Financials - 0.53%
Diversified Financial Services - 0.53%
Riskmetrics Group, Inc. (I)	92,100	2,082,381
Health Care - 1.73%
Health Care Equipment & Supplies - 0.91%
St. Jude Medical, Inc. (I)	55,500	2,278,275
Stryker Corp.	23,400	1,338,948

		3,617,223
Health Care Technology - 0.64%
athenahealth, Inc. (I)(L)	69,500	2,540,920
Life Sciences Tools & Services - 0.18%
Illumina, Inc. (I)(L)	18,200	707,980

		6,866,123

303

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 1.08%
Electrical Equipment - 1.08%
First Solar, Inc. (I)(L)	23,600	$2,894,540
Sunpower Corp., Class B (I)	56,515	946,061
Suntech Power Holdings Company, Ltd. (I)(L)	30,610	429,152

		4,269,753

		4,269,753
Information Technology - 83.26%
Communications Equipment - 13.19%
ADTRAN, Inc.	55,825	1,470,989
BigBand Networks, Inc. (I)	44,600	157,438
Blue Coat Systems, Inc. (I)	2,980	92,499
Ciena Corp. (I)(L)	36,130	550,621
Cisco Systems, Inc. (I)	547,850	14,260,531
F5 Networks, Inc. (I)	108,305	6,661,841
Finisar Corp. (I)(L)	28,873	453,595
JDS Uniphase Corp. (I)	173,635	2,175,647
Juniper Networks, Inc. (I)(L)	239,507	7,348,075
Palm, Inc. (I)(L)	324,000	1,218,240
Polycom, Inc. (I)	28,900	883,762
QUALCOMM, Inc.	231,985	9,741,050
Research In Motion, Ltd. (I)	22,100	1,634,295
Riverbed Technology, Inc. (I)(L)	153,258	4,352,527
Tellabs, Inc.	168,725	1,277,248

		52,278,358
Computers & Peripherals - 13.66%
Acer, Inc.	1,200	17,544
Apple, Inc. (I)	91,446	21,483,409
Dell, Inc. (I)	303,400	4,554,034
EMC Corp. (I)	105,545	1,904,032
Hewlett-Packard Company	252,125	13,400,444
International Business Machines Corp.	65,400	8,387,550
NetApp, Inc. (I)	22,070	718,599
Synaptics, Inc. (I)(L)	131,900	3,641,759

		54,107,371
Electronic Equipment, Instruments & Components - 1.91%
Amphenol Corp., Class A	41,547	1,752,868
Dolby Laboratories, Inc. (I)	19,900	1,167,533
Hitachi, Ltd. (I)	529,000	1,971,896
Trimble Navigation, Ltd. (I)	93,100	2,673,832

		7,566,129
Internet Software & Services - 8.71%
Akamai Technologies, Inc. (I)(L)	132,075	4,148,476
Baidu, Inc., SADR (I)(L)	7,190	4,292,430
eBay, Inc. (I)	171,745	4,628,528
Equinix, Inc. (I)(L)	30,633	2,981,816
Google, Inc., Class A (I)	21,890	12,411,849
Rackspace Hosting, Inc. (I)(L)	19,200	359,616
RealNetworks, Inc. (I)	507,600	2,451,708
Tencent Holdings, Ltd.	8,700	174,031
VeriSign, Inc. (I)(L)	92,000	2,392,920
Yahoo! Japan Corp. (L)	1,789	651,726

		34,493,100
IT Services - 4.97%
Accenture PLC, Class A	188,100	7,890,795
Cognizant Technology Solutions
Corp., Class A (I)	86,585	4,414,103
Companhia Brasileira de Meios de Pagamento	67,400	634,830
Genpact, Ltd. (I)	224,864	3,770,969
NeuStar, Inc., Class A (I)	45,400	1,144,080

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A	20,160	$1,835,165

		19,689,942
Semiconductors & Semiconductor Equipment - 11.37%
Advanced Micro Devices, Inc. (I)(L)	303,400	2,812,518
Aixtron AG	23,960	862,105
Analog Devices, Inc.	145,330	4,188,411
Cree, Inc. (I)	5,155	361,984
Cypress Semiconductor Corp. (I)	108,870	1,252,005
Epistar Corp.	84,000	278,719
Intel Corp.	539,740	12,014,612
Intersil Corp.	62,600	923,976
Lam Research Corp. (I)	66,400	2,478,048
Marvell Technology Group, Ltd. (I)	154,900	3,156,862
MEMC Electronic Materials, Inc. (I)(L)	66,200	1,014,846
Micron Technology, Inc. (I)	100,200	1,041,078
National Semiconductor Corp. (L)	522,500	7,550,125
ON Semiconductor Corp. (I)(L)	615,590	4,924,720
Seoul Semiconductor Company, Ltd.	14,834	570,881
Taiwan Semiconductor
Manufacturing Company, Ltd.	44,684	86,234
Xilinx, Inc. (L)	60,900	1,552,950

		45,070,074
Software - 29.45%
Activision Blizzard, Inc.	137,083	1,653,221
Adobe Systems, Inc. (I)	89,380	3,161,371
AsiaInfo Holdings, Inc. (I)	10,845	287,176
Autodesk, Inc. (I)	169,977	5,000,723
BMC Software, Inc. (I)	36,400	1,383,200
CA, Inc.	299,700	7,033,959
Cadence Design Systems, Inc. (I)	503,300	3,351,978
CommVault Systems, Inc. (I)	78,700	1,680,245
Electronic Arts, Inc. (I)	369,186	6,889,011
Informatica Corp. (I)	58,280	1,565,401
Intuit, Inc. (I)	244,245	8,387,373
Longtop Financial Technologies, Ltd. (I)(L)	38,320	1,234,287
McAfee, Inc. (I)	244,475	9,810,782
Microsoft Corp.	1,078,625	31,571,354
Monotype Imaging Holdings, Inc. (I)	36,500	355,145
Nintendo Company, Ltd.	15,900	5,309,467
Oracle Corp.	334,270	8,587,396
Red Hat, Inc. (I)	149,800	4,384,646
Rovi Corp. (I)(L)	129,214	4,797,716
Salesforce.com, Inc. (I)(L)	82,290	6,126,491
SS&C Technologies Holdings, Inc. (I)	7,700	116,501
SuccessFactors, Inc. (I)(L)	137,800	2,623,712
UbiSoft Entertainment SA (I)(L)	84,700	1,163,645
VMware, Inc., Class A (I)	4,085	217,731

		116,692,531

		329,897,505
Materials - 0.46%
Chemicals - 0.46%
Monsanto Company	25,475	1,819,425
Telecommunication Services - 3.80%
Wireless Telecommunication Services - 3.80%
American Tower Corp., Class A (I)	180,845	7,705,805
Bharti Telecom, Ltd.	20,525	143,465
MetroPCS Communications, Inc. (I)(L)	548,200	3,881,256

304

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp. (I)	92,340	$3,330,704

		15,061,230

		15,061,230

TOTAL COMMON STOCKS (Cost $325,345,579)		$381,014,664

PREFERRED STOCKS - 0.20%
Information Technology - 0.20%
Silver Spring Networks (I)(N)	38,600	386,000
Twitter, Inc. (I)(N)	26,048	416,310

		802,310

TOTAL PREFERRED STOCKS (Cost $802,310)		$802,310

WARRANTS - 0.22%
Financials - 0.22%
JPMorgan International Derivatives, Ltd.
(Expiration Date: 07/30/2014, Strike
Price: USD 0.0001) (I)	93,700	874,969

TOTAL WARRANTS (Cost $747,477)		$874,969

SHORT-TERM INVESTMENTS - 13.79%
Repurchase Agreement - 0.35%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $1,368,000 on 04/01/2010,
collateralized by $1,360,000 Federal Home
Loan Mortgage Corp., 5.68% due
09/14/2017 (valued at $1,395,700,
including interest).	$1,368,000	1,368,000
Short-Term Securities* - 3.01%
State Street Institutional US Government
Money Market Fund, 0.03489%	950,743	950,743
T. Rowe Price Reserve Investment
Fund, 0.25404%	10,968,279	10,968,279

		11,919,022
Securities Lending Collateral - 10.43%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	4,130,006	41,336,409

TOTAL SHORT-TERM INVESTMENTS (Cost $54,625,365)		$54,623,431

Total Investments (Science & Technology Trust)
(Cost $381,520,731) - 110.37%		$437,315,374
Other assets and liabilities, net - (10.37%)		(41,083,185)

TOTAL NET ASSETS - 100.00%		$396,232,189

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 34.31%
U.S. Treasury Notes - 27.42%
0.875%, 02/29/2012	$6,000,000	$5,987,580
1.000%, 12/31/2011 to 03/31/2012	15,000,000	15,017,570
1.375%, 09/15/2012	4,800,000	4,810,502

		25,815,652
Federal Home Loan Mortgage Corp. - 0.69%
3.147%, 11/01/2033 (P)	80,148	83,479

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
7.000%, 12/01/2010 to 12/01/2013	$216,528	$227,292
7.500%, 06/01/2012	51,661	54,199
8.000%, 06/01/2010	1,790	1,800
8.500%, 05/01/2015	254,827	279,409

		646,179
Federal National Mortgage Association - 5.93%
2.375%, 01/01/2033 (P)	67,783	69,843
3.099%, 09/01/2033 (P)	216,756	222,981
5.500%, 05/01/2038	1,435,229	1,511,251
6.000%, 01/01/2011 to 01/01/2017	702,560	761,703
6.500%, 04/01/2017 to 08/01/2017	1,418,736	1,538,928
7.000%, 12/01/2010 to 07/01/2034	830,810	918,870
7.500%, 07/01/2034	351,095	384,298
8.000%, 07/01/2014	162,814	176,049

		5,583,923
Government National Mortgage Association - 0.27%
8.000%, 12/15/2025	155,417	164,287
8.500%, 11/15/2015	87,147	91,265

		255,552

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $32,154,964)		$32,301,306

CORPORATE BONDS - 17.18%
Diversified Financial Services - 6.61%
BAC Capital Trust XIII
0.657%, 12/31/2049 (P)	1,000,000	686,353
Bear Stearns Companies, Inc.
0.479%, 01/31/2011 (P)	500,000	500,885
Citigroup, Inc.
5.500%, 04/11/2013	1,395,000	1,465,839
Lehman Brothers Holdings, Inc., MTN
5.750%, 04/25/2011 (H)	1,000,000	232,500
The Goldman Sachs Capital II, (5.793% to
06/01/2012, then 3 month LIBOR
+ 76.75 bps)
maturing at 12/29/2049	500,000	423,750
The Goldman Sachs Group, Inc.
4.750%, 07/15/2013	1,000,000	1,057,192
5.500%, 11/15/2014	950,000	1,019,143
Vita Capital III, Ltd., Series B-I
1.391%, 01/01/2011 (P)(S)	850,000	836,145

		6,221,807
Electric - 1.09%
Dominion Resources, Inc.
4.750%, 12/15/2010	1,000,000	1,027,349
Healthcare Services - 2.13%
UnitedHealth Group, Inc.
0.451%, 06/21/2010 (P)	2,000,000	1,999,894
Insurance - 1.40%
W.R. Berkley Corp.
5.125%, 09/30/2010	1,300,000	1,315,960
Real Estate - 4.89%
ERP Operating LP
6.625%, 03/15/2012	500,000	540,599
Rouse Company LP
3.625%, 03/15/2009 (H)	900,000	929,250
WEA Finance LLC
5.400%, 10/01/2012 (S)	2,000,000	2,120,374

305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010 (S)	$1,000,000	$1,015,560

		4,605,783
Retail - 1.06%
CVS Caremark Corp.
0.552%, 06/01/2010 (P)	1,000,000	1,000,146

TOTAL CORPORATE BONDS (Cost $16,776,411)		$16,170,939

COLLATERALIZED MORTGAGE
OBLIGATIONS - 36.57%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class XP IO,
0.714%, 07/10/2042	37,639,775	342,642
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,000,000	1,021,396
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
3.578%, 11/20/2035 (P)	1,522,878	1,036,705
Banc of America Large Loan,
Series 2005-MIB1, Class B
0.490%, 03/15/2022 (P)(S)	850,000	759,531
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR10, Class X2 IO
0.159%, 12/11/2040	309,561,479	870,611
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	708,786	720,314
Series 2006-BBA7, Class G,
0.670%, 03/15/2019 (P)(S)	1,000,000	580,187
Commercial Mortgage Pass
Through Certificates
Series 2006-FL12, Class B,
0.400%, 12/15/2020 (P)(S)	1,688,008	917,149
Series 2004-LB2A, Class X2 IO,
0.862%, 03/10/2039 (S)	22,836,830	173,380
Series 2006-CN2A, Class AJFX,
5.478%, 02/05/2019 (S)	2,700,000	2,549,254
Series 2005-LP5, Class XP IO,
0.326%, 05/10/2043	33,883,574	238,107
Credit Suisse Mortgage Capital Certificates
Series 2006-TFLA, Class A2,
0.390%, 04/15/2021 (P)(S)	340,000	306,660
Series 2006-TFLA, Class B,
0.460%, 04/15/2021 (P)(S)	675,000	593,601
Series 2006-TF2A, Class SVA2,
0.500%, 10/15/2021 (P)(S)	2,000,000	1,713,545
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate,
Series 2006-HC1A, Class A2
0.490%, 05/15/2023 (S)(P)	1,000,000	947,701
Crown Castle Towers LLC,
Series 2006-1A, Class C
5.470%, 11/15/2036 (S)	1,500,000	1,586,250
Crystal River Resecuritization,
Series 2006-1, Class B
0.731%, 09/22/2047	2,100,000	42,000
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
2.468%, 08/25/2034 (P)	1,381,745	1,151,972
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class A2,
4.970%, 08/11/2036	684,541	709,042

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage
Corp. (continued)
Series 2005-C1, Class A2,
4.353%, 06/10/2048	$507,886	$513,808
Global Tower Partners Acquisition Partners
LLC, Series 2007-1A, Class AFX
5.393%, 05/15/2037 (S)	2,000,000	2,025,000
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A2
4.760%, 08/10/2038	698,975	711,600
Green Tree Financial Corp.,
Series 1996-8, Class A6
7.600%, 10/15/2027 (P)	58,996	60,721
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
2.463%, 03/25/2036 (P)	1,058,156	642,629
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-CB16, Class X2 IO
0.109%, 05/12/2045	90,716,060	1,375,954
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class XCP IO,
0.667%, 09/15/2039	71,751,123	1,402,103
Series 2005-C5, Class XCP IO,
0.356%, 09/15/2040	25,848,765	259,664
Lehman XS Trust,
Series 2007-10H, Class 2A2
7.500%, 07/25/2037	1,639,961	1,147,275
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.296%, 02/25/2034 (P)	362,305	319,565
Merrill Lynch Floating Trust,
Series 2006-1, Class A2
0.360%, 06/15/2022 (P)(S)	500,000	418,496
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 1A
2.593%, 12/25/2032 (P)	27,762	25,189
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528%, 05/12/2039 (P)	353,567	357,867
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
1.221%, 06/25/2028 (P)	486,345	287,817
Morgan Stanley Capital I
Series 2006-T21, Class A2,
5.090%, 10/12/2052	453,000	459,699
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,000,000	1,004,351
Series 2005-HQ6, Class X2 IO,
0.370%, 08/13/2042	24,860,557	350,847
Salomon Brothers Mortgage Securities VII,
Inc., Series 2002-KEY2, Class A2
4.467%, 03/18/2036	1,143,047	1,178,336
SBA CMBS Trust, Series 2006-1A, Class A
5.314%, 11/15/2036 (S)	2,000,000	2,100,000
Sequoia Mortgage Trust,
Series 2004-4, Class A
1.111%, 05/20/2034 (P)	312,024	250,918
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 1A
2.934%, 10/25/2034 (P)	631,660	513,389
WAMU Commercial Mortgage Securities
Trust, Series 2006-SL1, Class A
5.300%, 11/23/2043 (P)(S)	874,137	840,264

306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-2, Class A6,
5.250%, 02/25/2018	$281,345	$280,486
Series 2006-AR17, Class A1,
5.224%, 10/25/2036 (P)	2,184,104	1,641,937

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $41,140,137)		$34,427,962

ASSET BACKED SECURITIES - 2.65%
Anthracite, Ltd., Series 2002-CIBA, Class A
0.697%, 05/24/2017 (P)(S)	532,215	478,993
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B, IO
0.626%, 02/25/2052 (P)(S)	1,000,000	99,200
Crest, Ltd.
Series 2002-IGA, Class A,
0.699%, 07/28/2017 (P)(S)	1,187,617	1,101,515
Series 2000-1A, Class C,
7.750%, 08/31/2036 (S)	690,000	558,113
Equity One ABS, Inc.,
Series 2004-2, Class AV2
0.496%, 07/25/2034 (P)	42,960	29,454
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.652%, 11/25/2051 (P)(S)	2,300,000	221,536

TOTAL ASSET BACKED SECURITIES (Cost $5,723,064)		$2,488,811

SHORT-TERM INVESTMENTS - 9.59%
SHORT-TERM SECURITIES* - 9.59%
State Street Institutional US Government
Money Market Fund, 0.03489%	$9,028,884	9,028,884

TOTAL SHORT-TERM INVESTMENTS (Cost $9,028,884)		$9,028,884

Total Investments (Short-Term Bond Trust)
(Cost $104,823,460) - 100.30%		$94,417,902
Other assets and liabilities, net - (0.30%)		(280,939)

TOTAL NET ASSETS - 100.00%		$94,136,963

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 92.90%
Federal Agricultural Mortgage Corp. - 8.25%
3.875%, 08/19/2011	$4,690,000	$4,888,256
4.875%, 01/14/2011 (S)	3,500,000	3,620,474
5.400%, 10/14/2011	1,344,000	1,434,669
5.500%, 07/15/2011 (S)	12,695,000	13,330,106

		23,273,505
Federal Farm Credit Bank - 6.48%
1.840%, 03/01/2013	3,500,000	3,506,886
2.625%, 04/17/2014	4,145,000	4,185,584
3.000%, 12/22/2014	1,640,000	1,642,904
3.875%, 10/07/2013	8,430,000	8,937,731

		18,273,105
Federal Home Loan Bank - 10.05%
0.500%, 10/06/2011 (P)	2,000,000	1,988,988
0.750%, 10/05/2011 (P)	3,435,000	3,441,681

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
2.000%, 10/05/2012	$7,600,000	$7,642,210
3.250%, 09/12/2014	6,675,000	6,862,875
3.625%, 10/18/2013	7,965,000	8,412,322

		28,348,076
Federal Home Loan Mortgage Corp. - 5.96%
2.000%, 11/05/2012	2,680,000	2,691,275
2.875%, 02/09/2015	6,680,000	6,721,022
4.500%, 07/01/2024 to 11/01/2024	4,140,073	4,297,751
4.500%, TBA	3,000,000	3,110,156

		16,820,204
Federal National Mortgage Association - 17.49%
1.750%, 02/22/2013	5,730,000	5,734,527
1.850%, 03/25/2013	7,530,000	7,496,213
2.000%, 04/15/2013	1,500,000	1,504,657
2.050%, 01/28/2013	3,705,000	3,698,109
2.100%, 09/16/2013	8,530,000	8,488,288
2.125%, 01/25/2013	4,700,000	4,711,289
3.000%, 10/29/2014 to 03/09/2015	5,160,000	5,168,544
3.668%, 07/01/2039 (P)	133,891	138,281
4.200%, 08/01/2039 (P)	4,475,932	4,666,589
4.242%, 09/01/2039 (P)	1,143,862	1,190,878
4.264%, 05/01/2034 (P)	256,475	266,205
4.500%, 06/01/2024 to 02/01/2025	5,884,714	6,108,837
4.897%, 12/01/2038 (P)	119,133	125,464
4.968%, 04/01/2048 (P)	43,628	46,034

		49,343,915
Government National Mortgage Association - 6.92%
3.500%, 10/20/2039 (P)	3,757,836	3,824,117
3.750%, 10/20/2039 (P)	2,469,194	2,534,855
4.000%, 08/20/2039 to 12/20/2039 (P)	12,763,880	13,179,836

		19,538,808
Tennesee Valley Authority - 6.87%
4.750%, 08/01/2013	6,925,000	7,524,421
6.000%, 03/15/2013	5,300,000	5,946,441
6.790%, 05/23/2012	2,000,000	2,229,318
7.140%, 05/23/2012	3,300,000	3,698,099

		19,398,279
Treasury Inflation Protected Securities (D) - 2.08%
3.375%, 01/15/2012	5,496,956	5,883,029
U.S. Treasury Notes - 28.80%
0.875%, 05/31/2011	9,880,000	9,922,454
1.000%, 10/31/2011	13,245,000	13,291,053
1.125%, 01/15/2012 to 12/15/2012	23,980,000	23,914,557
1.375%, 04/15/2012	16,395,000	16,508,994
1.500%, 12/31/2013	5,230,000	5,133,569
1.750%, 03/31/2014	2,730,000	2,689,050
1.875%, 06/15/2012	3,570,000	3,628,291
2.375%, 02/28/2015	3,665,000	3,639,821
2.500%, 03/31/2015	2,530,000	2,522,891

		81,250,680

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $262,656,207)		$262,129,601

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.05%
Federal Home Loan Mortgage Corp.
Series 3545, Class PA,
4.000%, 06/15/2039	294,836	302,782
Series 3573, Class MA,
4.000%, 07/15/2022	2,370,766	2,452,990

307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3566, Class DE,
4.000%, 12/15/2022	$2,228,589	$2,304,735
Series 3499, Class PA,
4.500%, 08/15/2036	2,073,438	2,147,737
Series 3591, Class TA,
4.000%, 06/15/2039	1,306,397	1,325,700
Federal National Mortgage Association,
Series 2008-57, Class EA
4.500%, 11/25/2031	1,731,840	1,805,905
Government National Mortgage Association
Series 2009-75, Class LC,
4.000%, 10/20/2038	1,929,430	1,992,883
Series 2009-102, Class MA,
4.000%, 06/16/2039	1,348,440	1,395,319
Series 2009-42, Class DA,
5.000%, 07/20/2031	3,198,775	3,354,338

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,491,701)		$17,082,389

SHORT-TERM INVESTMENTS - 2.84%
SHORT-TERM SECURITIES* - 2.84%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$8,000,000	8,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,000,000)		$8,000,000

Total Investments (Short Term Government Income Trust)
(Cost $287,147,908) - 101.79%		$287,211,990
Other assets and liabilities, net - (1.79%)		(5,053,660)

TOTAL NET ASSETS - 100.00%		$282,158,330

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.27%
Consumer Discretionary - 21.06%
Auto Components - 1.09%
Gentex Corp.	219,720	$4,266,962
Automobiles - 0.58%
Winnebago Industries, Inc. (I)(L)	157,400	2,299,614
Diversified Consumer Services - 0.84%
Grand Canyon Education, Inc. (I)	126,300	3,301,482
Hotels, Restaurants & Leisure - 3.69%
AFC Enterprises, Inc. (I)	46,703	501,123
Penn National Gaming, Inc. (I)	102,270	2,843,106
Sonic Corp. (I)	125,101	1,382,366
Texas Roadhouse, Inc., Class A (I)	52,691	731,878
The Cheesecake Factory, Inc. (I)	132,442	3,583,881
Wyndham Worldwide Corp. (L)	210,910	5,426,714

		14,469,068
Household Durables - 3.55%
Jarden Corp.	177,550	5,910,640
Tempur-Pedic International, Inc. (I)	149,760	4,516,762
Tupperware Brands Corp.	72,580	3,499,808

		13,927,210
Leisure Equipment & Products - 2.33%
Brunswick Corp.	157,288	2,511,889

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Pool Corp. (L)	135,879	$3,076,301
RC2 Corp. (I)	236,200	3,535,914

		9,124,104
Media - 2.60%
Dreamworks Animation SKG, Inc. (I)	111,070	4,375,047
Focus Media Holding, Ltd., ADR (I)(L)	318,760	5,820,558

		10,195,605
Specialty Retail - 2.76%
Citi Trends, Inc. (I)	68,670	2,227,655
Dick’s Sporting Goods, Inc. (I)	126,190	3,294,821
Williams-Sonoma, Inc.	201,580	5,299,538

		10,822,014
Textiles, Apparel & Luxury Goods - 3.62%
Carter’s, Inc. (I)	182,080	5,489,712
Hanesbrands, Inc. (I)	312,790	8,701,818

		14,191,530

		82,597,589
Consumer Staples - 3.16%
Beverages - 0.68%
Central European Distribution Corp. (I)(L)	76,671	2,684,252
Food Products - 1.63%
Green Mountain Coffee Roasters, Inc. (I)(L)	66,150	6,404,643
Personal Products - 0.85%
Herbalife, Ltd.	71,880	3,315,106

		12,404,001
Energy - 2.39%
Energy Equipment & Services - 0.83%
Dresser-Rand Group, Inc. (I)	103,400	3,248,828
Oil, Gas & Consumable Fuels - 1.56%
Massey Energy Company	55,610	2,907,847
Overseas Shipholding Group, Inc. (L)	81,520	3,198,030

		6,105,877

		9,354,705
Financials - 2.96%
Diversified Financial Services - 1.44%
Stifel Financial Corp. (I)	62,565	3,362,869
Waddell & Reed Financial, Inc.	63,500	2,288,540

		5,651,409
Insurance - 1.52%
Assured Guaranty, Ltd.	163,170	3,584,845
eHealth, Inc. (I)	149,800	2,359,350

		5,944,195

		11,595,604
Health Care - 21.26%
Biotechnology - 5.44%
Affymax, Inc. (I)(L)	88,300	2,068,869
Alkermes, Inc. (I)	127,556	1,654,401
AMAG Pharmaceuticals, Inc. (I)(L)	35,110	1,225,690
Amylin Pharmaceuticals, Inc. (I)(L)	95,160	2,140,148
Cubist Pharmaceuticals, Inc. (I)	100,290	2,260,537
Incyte Corp. (I)(L)	230,100	3,212,196
Onyx Pharmaceuticals, Inc. (I)	63,410	1,920,055
Regeneron Pharmaceuticals, Inc. (I)	119,880	3,175,621
Rigel Pharmaceuticals, Inc. (I)	194,500	1,550,165
Seattle Genetics, Inc. (I)(L)	176,760	2,110,514

		21,318,196

308

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.46%
American Medical Systems
Holdings, Inc. (I)(L)	182,400	$3,388,992
Cyberonics, Inc. (I)(L)	131,260	2,514,942
Masimo Corp. (L)	50,900	1,351,395
Volcano Corp. (I)	261,970	6,329,195

		13,584,524
Health Care Providers & Services - 6.30%
Coventry Health Care, Inc. (I)	154,700	3,824,184
Health Net, Inc. (I)	242,340	6,026,996
Healthsouth Corp. (I)	157,935	2,953,385
Lincare Holdings, Inc. (I)(L)	117,200	5,259,936
Owens & Minor, Inc.	93,330	4,329,579
Team Health Holdings, Inc. (I)	138,405	2,325,204

		24,719,284
Health Care Technology - 2.02%
SXC Health Solutions Corp. (I)	118,070	7,943,750
Life Sciences Tools & Services - 1.97%
ICON PLC, SADR (I)	105,790	2,792,856
Parexel International Corp. (I)	210,900	4,916,079

		7,708,935
Pharmaceuticals - 2.07%
Auxilium Pharmaceuticals, Inc. (I)(L)	118,434	3,690,403
King Pharmaceuticals, Inc. (I)	144,000	1,693,440
Salix Pharmaceuticals, Ltd. (I)	73,200	2,726,700

		8,110,543

		83,385,232
Industrials - 15.46%
Aerospace & Defense - 2.41%
Argon ST, Inc. (I)	65,650	1,746,946
BE Aerospace, Inc. (I)	252,650	7,693,192

		9,440,138
Airlines - 3.33%
Allegiant Travel Company (I)(L)	36,500	2,111,890
Continental Airlines, Inc. (I)(L)	297,840	6,543,545
Copa Holdings SA, Class A	60,060	3,651,648
US Airways Group, Inc. (I)(L)	104,500	768,075

		13,075,158
Building Products - 1.07%
Lennox International, Inc.	21,973	973,843
Trex Company, Inc. (I)(L)	150,461	3,203,315

		4,177,158
Commercial Services & Supplies - 3.21%
Corrections Corp. of America (I)	263,210	5,227,351
Knoll, Inc.	231,455	2,603,869
SYKES Enterprises, Inc. (I)	208,555	4,763,396

		12,594,616
Electrical Equipment - 1.00%
Regal-Beloit Corp. (L)	65,800	3,909,178
Professional Services - 0.77%
The Advisory Board Company (I)	96,100	3,027,150
Road & Rail - 1.65%
J.B. Hunt Transport Services, Inc.	180,680	6,482,798
Trading Companies & Distributors - 2.02%
Beacon Roofing Supply, Inc. (I)	277,400	5,306,662
Rush Enterprises, Inc., Class A (I)	199,095	2,630,045

		7,936,707

		60,642,903

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 27.30%
Communications Equipment - 2.91%
Finisar Corp. (I)	166,800	$2,620,428
Ixia (I)	15,900	147,393
Polycom, Inc. (I)	96,800	2,960,144
Riverbed Technology, Inc. (I)(L)	160,530	4,559,052
Viasat, Inc. (I)	32,400	1,121,364

		11,408,381
Computers & Peripherals - 4.09%
Lexmark International, Inc. (I)	112,380	4,054,670
Netezza Corp. (I)(L)	213,250	2,727,468
QLogic Corp. (I)	241,728	4,907,078
Seagate Technology (I)(L)	239,540	4,374,000

		16,063,216
Electronic Equipment, Instruments & Components - 3.90%
Celestica, Inc. (I)	263,100	2,875,683
Jabil Circuit, Inc. (L)	203,792	3,299,392
Multi-Fineline Electronix, Inc. (I)	38,500	991,760
Plexus Corp. (I)	49,850	1,796,096
Sanmina-SCI Corp. (I)	383,640	6,330,060

		15,292,991
Internet Software & Services - 4.59%
Equinix, Inc. (I)(L)	68,260	6,644,428
GSI Commerce, Inc. (I)	118,100	3,267,827
Rackspace Hosting, Inc. (I)(L)	154,130	2,886,855
VistaPrint NV (I)	90,910	5,204,597

		18,003,707
Semiconductors & Semiconductor Equipment - 6.29%
Applied Micro Circuits Corp. (I)	378,210	3,263,952
Atheros Communications, Inc. (I)(L)	135,060	5,228,173
Cypress Semiconductor Corp. (I)(L)	246,630	2,836,245
Netlogic Microsystems, Inc. (I)	69,500	2,045,385
Power Integrations, Inc.	50,090	2,063,708
RF Micro Devices, Inc. (I)	443,410	2,208,182
Skyworks Solutions, Inc. (I)(L)	306,070	4,774,692
TriQuint Semiconductor, Inc. (I)	319,310	2,235,170

		24,655,507
Software - 5.52%
Concur Technologies, Inc. (I)	72,900	2,989,629
Informatica Corp. (I)	208,240	5,593,326
Red Hat, Inc. (I)	113,550	3,323,609
Rovi Corp. (I)	72,860	2,705,292
TiVo, Inc. (I)	170,620	2,921,014
Websense, Inc. (I)	180,970	4,120,687

		21,653,557

		107,077,359
Materials - 1.19%
Containers & Packaging - 1.19%
Silgan Holdings, Inc.	77,680	4,678,666
Telecommunication Services - 1.49%
Wireless Telecommunication Services - 1.49%
SBA Communications Corp. (I)(L)	161,690	5,832,158

TOTAL COMMON STOCKS (Cost $307,026,407)		$377,568,217

309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 26.98%
Repurchase Agreement - 4.15%
Bank of New York Tri-party Repurchase
Agreement date 03/31/2010 at 0.03% to be
repurchased at $16,300,014 on 04/01/2010,
collateralized by $18,398,196 Federal Home
Loan Mortgage Corp., 4.00% due
06/01/2024 (valued at $16,626,000,
including interest)	$16,300,000	$16,300,000
Securities Lending Collateral - 22.83%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	8,945,018	89,528,891

TOTAL SHORT-TERM INVESTMENTS (Cost $105,837,549)		$105,828,891

Total Investments (Small Cap Growth Trust)
(Cost $412,863,956) - 123.25%		$483,397,108
Other assets and liabilities, net - (23.25%)		(91,204,274)

TOTAL NET ASSETS - 100.00%		$392,192,834

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.00%
Consumer Discretionary - 14.87%
Auto Components - 0.87%
American Axle & Manufacturing
Holdings, Inc. (I)	38,471	$383,941
Amerigon, Inc. (I)	17,988	181,859
ArvinMeritor, Inc. (I)	54,389	726,093
Cooper Tire & Rubber Company	43,019	818,221
Dana Holding Corp. (I)	98,206	1,166,687
Dorman Products, Inc. (I)	9,226	175,202
Drew Industries, Inc. (I)	13,860	305,197
Exide Technologies (I)	37,154	213,636
Fuel Systems Solutions, Inc. (I)(L)	9,556	305,410
Modine Manufacturing Company (I)	29,714	333,985
Raser Technologies, Inc. (I)(L)	42,090	42,090
Spartan Motors, Inc.	24,601	137,766
Standard Motor Products, Inc.	12,063	119,665
Stoneridge, Inc. (I)	8,253	81,622
Superior Industries International, Inc.	18,105	291,128
Tenneco, Inc. (I)	42,078	995,145
Wonder Auto Technology, Inc. (I)(L)	11,221	118,718

		6,396,365
Automobiles - 0.04%
Winnebago Industries, Inc. (I)(L)	22,065	322,370
Commercial Services & Supplies - 0.00%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.05%
Audiovox Corp., Class A (I)	13,158	102,369
Core-Mark Holding Company, Inc. (I)	7,764	237,656

		340,025
Diversified Consumer Services - 1.25%
American Public Education, Inc. (I)(L)	13,495	628,867
Bridgepoint Education, Inc. (I)(L)	10,469	257,328
Capella Education Company (I)(L)	10,578	982,062
ChinaCast Education Corp. (I)	23,162	169,314
Coinstar, Inc. (I)(L)	21,888	711,360
Corinthian Colleges, Inc. (I)(L)	57,219	1,006,482

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Grand Canyon Education, Inc. (I)(L)	12,041	$314,752
Jackson Hewitt Tax Service, Inc. (I)(L)	22,169	44,338
K12, Inc. (I)(L)	17,904	397,648
Lincoln Educational Services Corp. (I)	7,694	194,658
Mac-Gray Corp.	9,412	106,261
Matthews International Corp., Class A	20,994	745,287
Pre-Paid Legal Services, Inc. (I)(L)	5,268	199,394
Regis Corp.	41,199	769,597
Sotheby’s (L)	48,234	1,499,595
Spectrum Group International, Inc. (I)	837	1,548
Steiner Leisure, Ltd. (I)	10,951	485,348
Stewart Enterprises, Inc., Class A (L)	58,451	365,319
Universal Technical Institute, Inc. (I)	12,009	274,045

		9,153,203
Hotels, Restaurants & Leisure - 2.66%
AFC Enterprises, Inc. (I)	22,202	238,227
Ambassadors Group, Inc.	14,714	162,590
Ameristar Casinos, Inc. (L)	18,856	343,556
Bally Technologies, Inc. (I)	39,286	1,592,654
Benihana, Inc. (I)	12,283	79,840
BJ’s Restaurants, Inc. (I)(L)	14,455	336,802
Bluegreen Corp. (I)	19,544	63,909
Bob Evans Farms, Inc.	21,650	669,202
Buffalo Wild Wings, Inc. (I)(L)	12,941	622,592
California Pizza Kitchen, Inc. (I)	14,887	249,953
Caribou Coffee Co., Inc. (I)(L)	7,056	46,711
Carrols Restaurant Group, Inc. (I)	9,961	67,735
CEC Entertainment, Inc. (I)	16,531	629,666
Churchill Downs, Inc. (L)	6,381	239,288
CKE Restaurants, Inc.	36,825	407,653
Cracker Barrel Old Country Store, Inc.	16,227	752,608
Denny’s Corp. (I)	76,913	295,346
DineEquity, Inc. (I)(L)	13,119	518,594
Domino’s Pizza, Inc. (I)(L)	28,358	386,803
Dover Downs Gaming & Entertainment, Inc.	13,571	53,741
Gaylord Entertainment Company (I)(L)	26,625	779,846
Great Wolf Resorts, Inc. (I)	26,614	84,633
Interval Leisure Group, Inc. (I)	29,523	429,855
Isle of Capri Casinos, Inc. (I)(L)	11,919	92,730
Jack in the Box, Inc. (I)	39,674	934,323
Krispy Kreme Doughnuts, Inc. (I)	45,802	184,124
Landry’s Restaurants, Inc. (I)(L)	3,283	58,831
Life Time Fitness, Inc. (I)(L)	29,206	820,689
Marcus Corp.	15,791	205,125
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	13,170	132,622
Monarch Casino & Resort, Inc. (I)	8,832	75,425
Morgans Hotel Group Company (I)(L)	20,297	130,104
Multimedia Games, Inc. (I)(L)	21,785	84,962
O’Charley’s, Inc. (I)	13,989	125,062
Orient Express Hotels, Ltd., Class A (I)(L)	55,586	788,209
P.F. Chang’s China Bistro, Inc. (I)(L)	17,003	750,342
Papa John’s International, Inc. (I)	15,424	396,551
Peet’s Coffee & Tea, Inc. (I)(L)	8,854	351,061
Pinnacle Entertainment, Inc. (I)	44,551	433,927
Red Robin Gourmet Burgers, Inc. (I)	11,989	293,011
Ruby Tuesday, Inc. (I)	47,471	501,768
Ruth’s Hospitality Group, Inc. (I)	18,239	96,667
Shuffle Master, Inc. (I)	40,157	328,886
Sonic Corp. (I)	45,195	499,405
Speedway Motorsports, Inc.	9,839	153,587
Texas Roadhouse, Inc., Class A (I)	35,712	496,040
The Cheesecake Factory, Inc. (I)	42,911	1,161,172
The Steak N Shake Company (I)(L)	947	361,063

310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Universal Travel Group. (I)	7,917	$78,457
Vail Resorts, Inc. (I)(L)	21,523	862,857
Youbet.com, Inc. (I)	24,852	73,065

		19,521,869
Household Durables - 1.33%
American Greetings Corp., Class A	28,696	598,025
Beazer Homes USA, Inc. (I)(L)	43,115	195,742
Blyth, Inc.	4,614	144,188
Cavco Industries, Inc. (I)	5,620	191,867
CSS Industries, Inc.	6,327	127,173
Ethan Allen Interiors, Inc. (L)	18,207	375,610
Furniture Brands International, Inc. (I)(L)	31,474	202,378
Helen of Troy, Ltd. (I)	21,097	549,788
Hooker Furniture Corp.	9,269	149,046
Hovnanian Enterprises, Inc., Class A (I)(L)	40,518	176,253
iRobot Corp. (I)(L)	14,977	227,051
La-Z-Boy, Inc. (I)(L)	37,631	471,893
M/I Homes, Inc. (I)	14,270	209,056
Meritage Homes Corp. (I)	23,189	486,969
National Presto Industries, Inc.	3,320	394,781
Ryland Group, Inc. (L)	29,428	660,364
Sealy Corp. (I)	34,092	119,322
Standard Pacific Corp. (I)	76,109	344,013
Stanley Furniture Company, Inc. (I)(L)	10,174	103,368
Tempur-Pedic International, Inc. (I)	53,510	1,613,862
Tupperware Brands Corp.	44,736	2,157,170
Universal Electronics, Inc. (I)	9,923	221,680

		9,719,599
Internet & Catalog Retail - 0.47%
Blue Nile, Inc. (I)(L)	9,229	507,780
drugstore.com, Inc. (I)	70,094	250,236
Gaiam, Inc., Class A	14,872	123,438
HSN, Inc. (I)	28,996	853,642
NutriSystem, Inc. (L)	22,812	406,282
Orbitz Worldwide, Inc. (I)	27,274	193,918
Overstock.com, Inc. (I)(L)	12,204	198,315
PetMed Express, Inc. (L)	17,759	393,717
Shutterfly, Inc. (I)	15,762	379,707
US Auto Parts Network, Inc. (I)	10,351	77,840
Vitacost.com Inc (I)	5,678	68,420

		3,453,295
Internet Software & Services - 0.01%
Stamps.com, Inc. (I)	9,957	100,566
Leisure Equipment & Products - 0.76%
Brunswick Corp. (L)	64,657	1,032,572
Callaway Golf Company (L)	49,026	432,409
Eastman Kodak Company (I)	193,604	1,120,967
Jakks Pacific, Inc. (I)	21,047	274,663
Leapfrog Enterprises, Inc. (I)	18,590	121,765
Polaris Industries, Inc. (L)	22,454	1,148,747
Pool Corp. (L)	33,682	762,560
RC2 Corp. (I)	16,713	250,194
Smith & Wesson Holding Corp. (I)(L)	39,699	150,062
Sport Supply Group, Inc.	9,419	126,591
Sturm Ruger & Company, Inc. (L)	14,785	177,272

		5,597,802
Media - 1.17%
Arbitron, Inc. (L)	20,097	535,786
Ascent Media Corp., Class A (I)	10,967	298,851
Belo Corp., Class A	65,987	450,031
Carmike Cinemas, Inc. (I)	9,658	133,956
Cinemark Holdings, Inc.	22,914	420,243

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
CKX, Inc. (I)	42,516	$260,623
Dolan Media Company (I)	22,712	246,879
EW Scripps Company (I)	21,297	179,960
Global Sources, Ltd. (I)	12,707	82,723
Harte-Hanks, Inc.	27,741	356,749
Journal Communications, Inc. (I)	26,212	110,090
Knology, Inc. (I)	22,507	302,494
LIN TV Corp. (I)	16,516	94,967
Live Nation Entertainment, Inc. (I)	100,334	1,454,843
LodgeNet Interactive Corp. (I)(L)	16,291	113,548
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	21,908	122,247
Mediacom Communications
Corp., Class A (I)(L)	31,787	189,133
National CineMedia, Inc. (L)	31,780	548,523
Outdoor Channel Holdings, Inc. (I)	13,314	87,739
Playboy Enterprises, Inc., Class B (I)	24,084	88,147
RCN Corp. (I)	27,998	422,210
Rentrak Corp. (I)	7,933	170,956
Scholastic Corp.	15,673	438,844
Sinclair Broadcast Group, Inc., Class A (I)	34,888	177,231
Valassis Communications, Inc. (I)	34,621	963,502
Value Line, Inc.	2,372	54,769
World Wrestling Entertainment,
Inc., Class A (L)	16,897	292,318

		8,597,362
Multiline Retail - 0.38%
99 Cents Only Stores (I)	34,148	556,612
Dillard’s, Inc., Class A (L)	36,929	871,524
Fred’s, Inc., Class A (L)	29,187	349,660
Retail Ventures, Inc. (I)	14,983	142,488
Saks, Inc. (I)(L)	86,168	741,045
Tuesday Morning Corp. (I)	24,662	162,523

		2,823,852
Specialty Retail - 3.50%
Americas Car-Mart, Inc. (I)	7,848	189,294
AnnTaylor Stores Corp. (I)(L)	42,856	887,119
Asbury Automotive Group, Inc. (I)	24,417	324,746
Bebe Stores, Inc.	18,167	161,686
Big 5 Sporting Goods Corp.	16,298	248,056
Borders Group, Inc. (I)(L)	37,112	63,833
Brown Shoe Company, Inc.	31,317	484,787
Build A Bear Workshop, Inc. (I)	15,203	108,245
Cabela’s, Inc. (I)(L)	29,117	509,256
Cato Corp., Class A	20,028	429,400
Charming Shoppes, Inc. (I)(L)	84,558	461,687
Christopher & Banks Corp.	27,531	220,248
Citi Trends, Inc. (I)	10,959	355,510
Coldwater Creek, Inc. (I)(L)	42,029	291,681
Collective Brands, Inc. (I)(L)	46,048	1,047,132
Conn’s, Inc. (I)(L)	7,753	60,706
Destination Maternity Corp. (I)	4,163	106,823
DSW, Inc., Class A (I)	9,011	230,051
Genesco, Inc. (I)	14,341	444,714
Group 1 Automotive, Inc. (I)(L)	17,683	563,380
Gymboree Corp. (I)	20,317	1,048,967
Haverty Furniture Companies, Inc. (L)	13,810	225,379
hhgregg, Inc. (I)	8,344	210,603
Hibbett Sports, Inc. (I)(L)	20,789	531,783
Hot Topic, Inc. (I)	33,972	220,818
J. Crew Group, Inc. (I)(L)	36,044	1,654,420
Jo-Ann Stores, Inc. (I)	19,013	798,166
Jos. A. Bank Clothiers, Inc. (I)(L)	13,139	718,046

311

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Kirklands, Inc. (I)	9,600	$201,600
Lithia Motors, Inc., Class A (I)(L)	12,806	81,958
Lumber Liquidators Holdings, Inc. (I)(L)	10,632	283,555
Midas, Inc. (I)	12,635	142,523
Monro Muffler Brake, Inc. (L)	12,369	442,315
New York & Company, Inc. (I)	20,260	97,045
OfficeMax, Inc. (I)	55,721	914,939
Pacific Sunwear of California, Inc. (I)	49,291	261,735
Pier 1 Imports, Inc. (I)	81,949	522,015
Rent-A-Center, Inc. (I)	46,598	1,102,043
Rex Stores Corp. (I)	6,265	101,493
Rue21, Inc. (I)	1,991	69,028
Sally Beauty Holdings, Inc. (I)(L)	68,422	610,324
Shoe Carnival, Inc. (I)	6,904	157,825
Sonic Automotive, Inc. (I)	20,163	221,793
Stage Stores, Inc.	28,095	432,382
Stein Mart, Inc. (I)	18,797	169,737
Systemax, Inc.	8,226	178,833
Talbots, Inc. (I)(L)	18,045	233,863
The Buckle, Inc. (L)	18,510	680,428
The Children’s Place Retail Stores, Inc. (I)(L)	15,811	704,380
The Dress Barn, Inc. (I)	40,324	1,054,876
The Finish Line, Inc. (L)	31,120	507,878
The Men’s Wearhouse, Inc. (L)	37,260	892,004
The PEP Boys - Manny, Moe & Jack	35,741	359,197
The Wet Seal, Inc., Class A (I)(L)	73,504	349,879
Tractor Supply Company (L)	25,471	1,478,592
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	20,166	456,155
Vitamin Shoppe, Inc. (I)	2,988	67,081
Zale Corp. (I)(L)	19,336	52,981
Zumiez, Inc. (I)(L)	11,285	231,230

		25,656,223
Textiles, Apparel & Luxury Goods - 2.38%
American Apparel, Inc. (I)	24,664	74,732
Carter’s, Inc. (I)	40,585	1,223,638
Cherokee, Inc.	6,665	119,970
Columbia Sportswear Company (L)	7,085	372,175
Crocs, Inc. (I)(L)	61,609	540,311
Deckers Outdoor Corp. (I)	9,443	1,303,134
Fossil, Inc. (I)	33,619	1,268,781
Fuqi International, Inc. (I)(L)	8,981	97,893
G-III Apparel Group, Ltd. (I)	10,208	281,332
Iconix Brand Group, Inc. (I)(L)	52,140	800,870
Jones Apparel Group, Inc.	61,417	1,168,151
K-Swiss, Inc., Class A (I)	19,565	204,650
Liz Claiborne, Inc. (I)(L)	69,988	520,011
Lululemon Athletica, Inc. (I)(L)	29,602	1,228,483
Maidenform Brands, Inc. (I)	14,446	315,645
Movado Group, Inc. (I)(L)	12,631	142,478
Oxford Industries, Inc.	9,641	196,002
Perry Ellis International, Inc. (I)	7,399	167,587
Quiksilver, Inc. (I)	94,949	449,109
Skechers U.S.A., Inc., Class A (I)	23,746	862,455
Steven Madden, Ltd. (I)	11,279	550,415
The Timberland Company, Class A (I)	30,994	661,412
The Warnaco Group, Inc. (I)	32,374	1,544,564
True Religion Apparel, Inc. (I)(L)	18,624	565,425
Under Armour, Inc., Class A (I)(L)	24,026	706,605
Unifi, Inc. (I)	36,713	133,635
Unifirst Corp.	10,155	522,983
Volcom, Inc. (I)(L)	14,340	279,917
Weyco Group, Inc.	4,306	101,277

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. (L)	34,896	$1,017,567

		17,421,207

		109,103,738
Consumer Staples - 3.06%
Beverages - 0.12%
Boston Beer Company, Inc. (I)	6,375	333,158
Coca-Cola Bottling Company Consolidated	3,346	196,276
Heckmann Corp. (I)(L)	60,454	350,633

		880,067
Food & Staples Retailing - 0.80%
Arden Group, Inc.	481	51,121
Casey’s General Stores, Inc.	36,115	1,134,011
Diedrich Coffee, Inc. (I)	1,410	49,068
Ingles Markets, Inc.	10,949	164,563
Nash Finch Company	9,596	322,905
Pricesmart, Inc.	12,152	282,534
Ruddick Corp.	30,527	965,874
Spartan Stores, Inc.	17,737	255,768
Susser Holdings Corp. (I)	6,582	55,618
The Andersons, Inc.	13,488	451,578
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	25,026	191,949
The Pantry, Inc. (I)	16,899	211,069
United Natural Foods, Inc. (I)	31,071	874,027
Village Super Market, Inc.	5,075	142,252
Weis Markets, Inc.	6,287	228,595
Winn-Dixie Stores, Inc. (I)	39,459	492,843

		5,873,775
Food Products - 1.35%
AgFeed Industries, Inc. (I)(L)	21,035	92,344
Alico, Inc. (L)	3,248	82,012
American Dairy, Inc. (I)(L)	6,074	116,317
American Italian Pasta Company, Class A (I)	15,297	594,594
B&G Foods, Inc.	14,214	148,963
Cal-Maine Foods, Inc. (L)	10,029	339,883
Calavo Growers, Inc. (L)	8,327	151,884
Chiquita Brands International, Inc. (I)(L)	33,146	521,387
Darling International, Inc. (I)	60,540	542,438
Diamond Foods, Inc.	12,426	522,389
Dole Food Company, Inc. (I)(L)	16,129	191,129
Farmer Brothers Company	5,474	102,583
Fresh Del Monte Produce, Inc. (I)	29,735	602,134
HQ Sustainable Maritime Industries, Inc. (I)	8,628	51,768
Imperial Sugar Company	10,032	155,596
J & J Snack Foods Corp.	9,410	409,053
Lancaster Colony Corp.	13,676	806,337
Lance, Inc.	21,072	487,395
Lifeway Foods, Inc. (I)(L)	6,761	80,253
Omega Protein Corp. (I)	17,956	103,247
Overhill Farms, Inc. (I)	14,437	84,168
Sanderson Farms, Inc. (L)	13,711	735,047
Seneca Foods Corp., Class A (I)	8,275	240,968
Smart Balance, Inc. (I)	47,458	307,528
Synutra International, Inc. (I)(L)	13,726	310,345
The Hain Celestial Group, Inc. (I)(L)	29,660	514,601
Tootsie Roll Industries, Inc. (L)	15,946	431,033
TreeHouse Foods, Inc. (I)(L)	21,966	963,648
Zhongpin, Inc. (I)	15,502	196,875

		9,885,919
Household Products - 0.12%
Central Garden & Pet Company, Class A (I)	42,938	393,312

312

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Orchids Paper Products Company (I)(L)	4,403	$72,429
WD-40 Company	11,379	373,573

		839,314
Personal Products - 0.42%
American Oriental Bioengineering, Inc. (I)(L)	46,232	188,627
China Sky One Medical, Inc. (I)(L)	8,285	130,157
China-Biotics, Inc. (I)	6,245	111,848
Elizabeth Arden, Inc. (I)	17,679	318,222
Inter Parfums, Inc.	11,457	169,793
Medifast, Inc. (I)(L)	9,898	248,737
Nu Skin Enterprises, Inc., Class A	35,623	1,036,629
Nutraceutical International Corp. (I)	10,789	161,188
Prestige Brands Holdings, Inc. (I)	26,423	237,807
Revlon, Inc. (I)(L)	14,498	215,295
The Female Health Company	15,438	110,690
USANA Health Sciences, Inc. (I)(L)	5,069	159,217

		3,088,210
Tobacco - 0.25%
Alliance One International, Inc. (I)(L)	66,518	338,577
Star Scientific, Inc. (I)(L)	61,866	157,758
Universal Corp. (L)	17,599	927,291
Vector Group, Ltd. (L)	27,932	430,991

		1,854,617

		22,421,902
Energy - 4.87%
Energy Equipment & Services - 1.62%
Allis-Chalmers Energy, Inc. (I)	44,730	158,344
Basic Energy Services, Inc. (I)	17,790	137,161
Bolt Technology Corp. (I)	8,366	94,619
Boots & Coots, Inc. (I)	68,043	165,344
Bristow Group, Inc. (I)	22,980	867,035
Bronco Drilling Company, Inc. (I)	19,430	91,321
Cal Dive International, Inc. (I)	32,580	238,811
CARBO Ceramics, Inc. (L)	13,830	862,162
Complete Production Services, Inc. (I)	42,556	491,522
Dawson Geophysical Company (I)	6,164	180,235
Dril-Quip, Inc. (I)	20,841	1,267,966
ENGlobal Corp. (I)	16,111	44,627
Geokinetics, Inc. (I)	4,890	35,257
Global Industries, Ltd. (I)	72,448	465,116
Gulf Islands Fabrication, Inc.	9,790	212,933
Gulfmark Offshore, Inc., Class A (I)	16,502	438,128
Hercules Offshore, Inc. (I)(L)	77,549	334,236
Hornbeck Offshore Services, Inc. (I)	16,828	312,496
ION Geophysical Corp. (I)	72,496	356,680
Key Energy Services, Inc. (I)	88,767	847,725
Lufkin Industries, Inc.	10,647	842,710
Matrix Service Company (I)	20,114	216,427
Natural Gas Services Group, Inc. (I)	9,918	157,399
Newpark Resources, Inc. (I)	65,789	345,392
OYO Geospace Corp. (I)	3,157	150,936
Parker Drilling Company (I)	85,387	420,958
PHI, Inc. (I)	10,768	228,066
Pioneer Drilling Company (I)	32,998	232,306
RPC, Inc. (L)	20,144	224,203
Superior Well Services, Inc. (I)(L)	11,208	149,963
T-3 Energy Services, Inc. (I)	9,409	231,085
TetraTechnologies, Inc. (I)	55,222	674,813
Union Drilling, Inc. (I)	9,965	61,384
Willbros Group, Inc. (I)	29,198	350,668

		11,888,028

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.25%
Apco Oil and Gas International, Inc.	6,717	$181,762
Arena Resources, Inc. (I)	27,999	935,167
Atlas Energy, Inc. (I)	45,222	1,407,309
ATP Oil & Gas Corp. (I)(L)	27,222	512,046
Berry Petroleum Company, Class A (L)	31,365	883,238
Bill Barrett Corp. (I)(L)	28,023	860,586
BPZ Resources, Inc. (I)(L)	67,832	498,565
Brigham Exploration Company (I)(L)	69,453	1,107,775
Carrizo Oil & Gas, Inc. (I)(L)	20,665	474,262
Cheniere Energy, Inc. (I)(L)	44,960	138,926
Clayton Williams Energy, Inc. (I)	4,814	168,394
Clean Energy Fuels Corp. (I)(L)	23,195	528,382
Cloud Peak Energy, Inc. (I)	18,739	311,817
Contango Oil & Gas Company (I)	9,101	465,516
Crosstex Energy, Inc. (I)	31,956	277,698
CVR Energy, Inc. (I)	17,001	148,759
Delek US Holdings, Inc.	9,782	71,213
Delta Petroleum Corp. (I)(L)	132,427	186,722
DHT Holdings, Inc.	38,744	151,876
Endeavour International Corp. (I)(L)	89,751	113,984
FX Energy, Inc. (I)(L)	35,288	121,038
General Maritime Corp.	36,135	259,811
GMX Resources, Inc. (I)(L)	20,797	170,951
Golar LNG Energy, Ltd. (I)	3,332	5,227
Golar LNG, Ltd. (I)	23,327	272,926
Goodrich Petroleum Corp. (I)(L)	18,204	284,711
Gran Tierra Energy, Inc. (I)(L)	149,788	883,749
Green Plains Renewable Energy, Inc. (I)	4,916	70,151
Gulfport Energy Corp. (I)	20,395	229,240
Harvest Natural Resources, Inc. (I)	28,638	215,644
International Coal Group, Inc. (I)(L)	67,877	310,198
Isramco, Inc. (I)	838	54,931
James River Coal Company (I)	20,739	329,750
Knightsbridge Tankers, Ltd.	13,786	233,535
McMoRan Exploration Company (I)	54,633	799,281
Nordic American Tanker Shipping, Ltd. (L)	30,022	908,766
Northern Oil and Gas, Inc. (I)	22,043	349,382
Oilsands Quest, Inc. (I)(L)	149,773	110,712
Panhandle Oil and Gas, Inc.	6,555	154,895
Patriot Coal Corp. (I)(L)	53,572	1,096,083
Penn Virginia Corp.	33,490	820,505
Petroleum Development Corp. (I)	12,143	281,353
Petroquest Energy, Inc. (I)(L)	33,292	167,459
Rex Energy Corp. (I)	20,018	228,005
Rosetta Resources, Inc. (I)	38,675	910,796
Ship Finance International, Ltd. (L)	31,019	550,897
Stone Energy Corp. (I)(L)	30,660	544,215
Swift Energy Company (I)	26,564	816,577
Syntroleum Corp. (I)	50,035	106,074
Teekay Tankers, Ltd. (L)	8,962	112,652
Toreador Resources Corp. (I)(L)	16,942	138,586
Uranerz Energy Corp. (I)(L)	36,891	68,617
Uranium Energy Corp. (I)(L)	36,988	119,101
USEC, Inc. (I)(L)	83,863	483,890
VAALCO Energy, Inc.	45,527	224,903
Venoco, Inc. (I)	13,815	177,246
W&T Offshore, Inc. (L)	25,470	213,948
Warren Resources, Inc. (I)	48,234	121,550
Western Refining, Inc. (I)(L)	31,584	173,712
Westmoreland Coal Company (I)	8,927	112,659
World Fuel Services Corp. (L)	42,586	1,134,491
Zion Oil & Gas, Inc. (I)(L)	10,389	64,308

		23,856,522

		35,744,550

313

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 20.53%
Commercial Banks - 6.00%
1st Source Corp.	11,834	$207,687
Alliance Financial Corp. (L)	4,198	123,757
American National Bankshares, Inc. (L)	6,695	134,904
Ameris Bancorp (L)	13,310	120,186
Ames National Corp. (L)	5,272	105,704
Arrow Financial Corp. (L)	7,389	198,690
BancFirst Corp.	5,046	211,478
Banco Latinoamericano de Exportaciones SA	20,794	298,602
Bancorp, Inc. (I)	9,245	82,281
Bank of the Ozarks, Inc.	10,161	357,566
Bar Harbor Bankshares	3,375	102,938
Boston Private Financial Holdings, Inc.	51,276	377,904
Bridge Bancorp, Inc. (L)	5,556	130,010
Bryn Mawr Bank Corp.	6,636	120,443
Camden National Corp.	6,011	193,013
Cape Bancorp, Inc. (I)	15,669	126,449
Capital City Bank Group, Inc. (L)	9,191	130,972
Cardinal Financial Corp.	22,501	240,311
Cathay General Bancorp	37,455	436,351
Center Bancorp, Inc. (L)	12,511	103,966
Centerstate Banks, Inc.	9,131	111,855
Chemical Financial Corp.	16,357	386,352
Citizens & Northern Corp.	7,633	95,794
Citizens Holding Company (L)	3,618	89,292
Citizens Republic Banking Corp., Inc. (I)(L)	247,110	291,590
City Holding Company (L)	12,195	418,167
CNB Financial Corp. (L)	8,174	126,207
CoBiz Financial, Inc.	16,674	103,879
Columbia Banking System, Inc.	20,752	421,473
Community Bank Systems, Inc.	24,862	566,356
Community Trust Bancorp, Inc. (L)	11,886	321,992
CVB Financial Corp. (L)	63,547	631,022
Danvers Bancorp, Inc.	14,938	206,593
Eagle Bancorp, Inc. (I)	10,109	119,792
East West Bancorp, Inc. (L)	66,232	1,153,761
Enterprise Financial Services Corp. (L)	8,871	98,113
Farmers Capital Bank Corp.	5,313	45,532
Financial Institutions, Inc.	8,510	124,416
First Bancorp (L)	11,507	155,575
First Bancorp, Inc.	7,167	114,242
First BanCorp/Puerto Rico (L)	59,945	144,467
First Busey Corp. (L)	27,778	122,779
First Commonwealth Financial Corp.	63,669	427,219
First Community Bancshares, Inc.	13,290	164,397
First Financial
Bancorp. .	38,138	678,475
First Financial Bankshares, Inc. (L)	15,292	788,303
First Financial Corp.	9,226	267,185
First Merchants Corp. (L)	17,331	120,624
First Midwest Bancorp, Inc. (L)	45,320	614,086
First of Long Island Corp.	5,180	124,838
FirstMerit Corp.	60,126	1,296,918
FNB Corp. (L)	84,771	687,493
German American Bancorp, Inc.	10,051	152,072
Glacier Bancorp, Inc. (L)	45,517	693,224
Great Southern Bancorp, Inc. (L)	8,018	179,924
Guaranty Bancorp (I)	45,927	73,024
Hancock Holding Company (L)	17,523	732,637
Harleysville National Corp. (L)	33,717	225,904
Heartland Financial USA, Inc. (L)	10,717	171,150
Home Bancorp, Inc. (I)	9,249	129,486
Home Bancshares, Inc. (L)	11,176	295,493
IBERIABANK Corp.	15,299	918,093

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Independent Bank Corp. (L)	15,587	$384,375
International Bancshares Corp. (L)	38,368	882,080
Investors Bancorp, Inc. (I)	35,157	464,072
Lakeland Bancorp, Inc. (L)	16,420	145,317
Lakeland Financial Corp.	9,306	177,279
MainSource Financial Group, Inc.	16,822	113,212
MB Financial, Inc.	36,773	828,496
Nara Bancorp, Inc. (I)	21,332	186,868
National Bankshares, Inc. (L)	6,362	173,365
National Penn Bancshares, Inc. (L)	92,623	639,099
NBT Bancorp, Inc.	25,477	582,149
Northfield Bancorp, Inc. (L)	16,763	242,728
Northrim Bancorp, Inc.	6,551	111,891
Ohio Valley Banc Corp. (L)	4,038	86,979
Old National Bancorp (L)	49,326	589,446
Old Second Bancorp, Inc. (L)	7,579	49,946
Oriental Financial Group, Inc.	18,274	246,699
Orrstown Financial Services, Inc. (L)	4,186	106,199
Pacific Capital Bancorp (I)(L)	39,431	71,370
Pacific Continental Corp.	7,161	75,191
PacWest Bancorp (L)	18,608	424,635
Park National Corp. (L)	8,145	507,515
Peapack Gladstone Financial Corp. (L)	7,414	116,474
Penns Woods Bancorp, Inc.	4,314	144,735
Peoples Bancorp, Inc. (L)	8,548	140,871
Pinnacle Financial Partners, Inc. (I)(L)	25,140	379,865
PrivateBancorp, Inc.	35,060	480,322
Prosperity Bancshares, Inc. (L)	33,718	1,382,438
Renasant Corp. (L)	16,143	261,194
Republic Bancorp, Inc., Class A	7,052	132,860
S&T Bancorp, Inc. (L)	18,304	382,554
S.Y. Bancorp, Inc. (L)	8,895	202,361
Sandy Spring Bancorp, Inc.	12,930	193,950
SCBT Financial Corp. (L)	9,805	363,177
Shore Bancshares, Inc.	7,159	102,016
Sierra Bancorp (L)	6,321	81,478
Signature Bank (I)	28,313	1,048,997
Simmons First National Corp., Class A	10,647	293,538
Smithtown Bancorp, Inc. (L)	12,412	51,262
Southside Bancshares, Inc.	10,098	217,814
Southwest Bancorp, Inc.	12,679	104,855
State Bancorp, Inc.	13,027	102,522
StellarOne Corp.	17,697	236,609
Sterling Bancorp	16,303	163,845
Sterling Bancshares, Inc.	61,921	345,519
Suffolk Bancorp (L)	7,856	241,258
Susquehanna Bancshares, Inc. (L)	64,360	631,372
SVB Financial Group (I)(L)	26,918	1,255,994
Texas Capital Bancshares, Inc. (I)(L)	26,209	497,709
The South Financial Group, Inc. (L)	135,535	93,695
Tompkins Financial Corp. (L)	6,998	255,287
Tower Bancorp, Inc.	3,063	81,997
TowneBank (L)	15,908	222,076
TriCo Bancshares (L)	10,979	218,482
Trustmark Corp. (L)	42,149	1,029,700
UCBH Holdings, Inc.	95,019	3,421
UMB Financial Corp. (L)	23,376	949,066
Umpqua Holdings Corp. (L)	63,478	841,718
Union Bankshares Corp.	11,074	167,217
United Bankshares, Inc. (L)	28,242	740,505
United Community Banks, Inc. (I)	56,666	249,897
United Security Bancshares, Inc. (L)	5,318	79,610
Univest Corp. of Pennsylvania	12,946	241,961
Washington Banking Company	12,800	161,152
Washington Trust Bancorp, Inc. (L)	11,189	208,563

314

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Webster Financial Corp.	50,265	$879,135
WesBanco, Inc. (L)	17,846	290,176
Westamerica Bancorp. (L)	21,282	1,226,907
Western Alliance Bancorp (I)	33,625	191,326
Wilshire Bancorp, Inc. (L)	16,289	179,668
Wintrust Financial Corp.	17,870	664,943

		44,014,008
Consumer Finance - 0.51%
Advance America Cash Advance Centers, Inc.	34,574	201,221
Cardtronics, Inc. (I)	7,633	95,947
Cash America International, Inc. (L)	21,376	843,924
Credit Acceptance Corp. (I)(L)	4,316	177,992
Dollar Financial Corp. (I)	18,113	435,799
EZCORP, Inc., Class A (I)	32,687	673,352
First Cash Financial Services, Inc. (I)	16,961	365,849
Nelnet, Inc., Class A	14,458	268,340
Rewards Network, Inc.	6,244	83,670
The First Marblehead Corp. (I)(L)	49,109	139,470
World Acceptance Corp. (I)(L)	11,837	427,079

		3,712,643
Diversified Financial Services - 3.02%
Allied Capital Corp.	131,946	655,772
American Capital, Ltd. (I)(L)	201,455	1,023,391
Apollo Investment Corp.	117,854	1,500,281
Ares Capital Corp. (L)	74,776	1,109,676
Artio Global Investors, Inc.	20,000	494,800
Asset Acceptance Capital Corp. (I)	11,919	75,209
BGC Partners, Inc., Class A	37,627	229,901
Broadpoint Gleacher Securities, Inc. (I)	37,201	148,804
Calamos Asset Management, Inc.	14,841	212,820
Capital Southwest Corp.	2,353	213,841
Cohen & Steers, Inc. (L)	12,752	318,290
Compass Diversified Trust	18,663	284,797
Cowen Group, Inc., Class A (I)	10,212	57,800
Diamond Hill Investment Group, Inc.	2,244	153,938
Duff & Phelps Corp.	12,089	202,370
E*TRADE Financial Corp. (I)	1,111,134	1,833,371
Encore Capital Group, Inc. (I)	10,229	168,267
Epoch Holding Corp.	10,594	119,606
Evercore Partners, Inc., Class A	9,082	272,460
FBR Capital Markets Corp. (I)	13,216	60,133
Fifth Street Finance Corp.	19,249	223,481
GAMCO Investors, Inc., Class A	5,406	245,973
GFI Group, Inc.	47,909	276,914
Gladstone Capital Corp.	18,294	215,869
Gladstone Investment Corp.	21,173	126,615
Harris & Harris Group, Inc. (I)	21,554	99,364
Hercules Technology Growth Capital, Inc.	27,459	290,791
International Assets Holding Corp. (I)	7,424	111,137
JMP Group, Inc.	12,849	109,217
Kayne Anderson Energy Development Fund	9,209	148,817
KBW, Inc. (I)(L)	25,516	686,380
Knight Capital Group, Inc. (I)	67,352	1,027,118
Kohlberg Capital Corp. (L)	15,547	87,996
LaBranche & Company, Inc. (I)(L)	43,150	226,969
Life Partners Holdings, Inc. (L)	5,869	130,116
Main Street Capital Corp. (L)	6,526	101,871
MarketAxess Holdings, Inc.	24,393	383,702
MCG Capital Corp. (I)	50,036	260,688
Medallion Financial Corp.	13,462	107,158
MF Global Holdings, Ltd. (I)(L)	70,731	570,799
MVC Capital, Inc.	18,136	246,106
NewStar Financial, Inc. (I)	15,455	98,603

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NGP Capital Resources Company	18,446	$157,160
Oppenheimer Holdings, Inc., Class A	7,353	187,575
optionsXpress Holdings, Inc. (I)	31,172	507,792
PennantPark Investment Corp.	17,598	182,315
Penson Worldwide, Inc. (I)(L)	15,107	152,127
PHH Corp. (I)(L)	39,947	941,551
PICO Holdings, Inc. (I)	16,401	609,953
Piper Jaffray Companies (I)	14,499	584,310
Portfolio Recovery Associates, Inc. (I)(L)	11,233	616,355
Prospect Capital Corp. (L)	37,221	452,235
Pzena Investment Management, Inc. (I)	6,580	50,205
Riskmetrics Group, Inc. (I)	16,214	366,599
Safeguard Scientifics, Inc. (I)	16,432	213,616
Sanders Morris Harris Group, Inc.	17,308	107,137
Stifel Financial Corp. (I)(L)	20,291	1,090,641
SWS Group, Inc.	18,239	210,296
Teton Advisors, Inc., Class A	65	715
Thomas Weisel Partners Group, Inc. (I)	18,209	71,379
TICC Capital Corp.	26,570	175,096
TradeStation Group, Inc. (I)	25,332	177,577
U.S. Global Investors, Inc. (L)	11,071	109,492
Virtus Investment Partners, Inc. (I)	5,322	110,910
Westwood Holdings Group, Inc.	4,486	165,085

		22,151,332
Insurance - 3.08%
Ambac Financial Group, Inc. (I)(L)	212,093	118,093
American Equity Investment Life
Holding Company	41,372	440,612
American Physicians Capital, Inc.	6,983	223,107
American Physicians Service Group, Inc.	6,364	159,100
American Safety Insurance Holdings, Ltd. (I)	8,728	144,798
AMERISAFE, Inc. (I)	14,883	243,635
Amtrust Financial Services, Inc.	17,385	242,521
Argo Group International Holdings, Ltd.	22,227	724,378
Assured Guaranty, Ltd. (L)	86,453	1,899,372
Baldwin & Lyons, Inc., Class B	7,323	176,411
Citizens, Inc., Class A (I)(L)	27,239	188,221
CNA Surety Corp. (I)	11,906	211,808
Conseco, Inc. (I)(L)	172,301	1,071,712
Crawford & Company, Class B (I)	18,745	76,292
Delphi Financial Group, Inc.	33,971	854,710
Donegal Group, Inc.	9,793	142,096
Eastern Insurance Holdings, Inc.	8,336	84,527
eHealth, Inc. (I)	17,670	278,303
Employers Holdings, Inc.	32,066	476,180
Enstar Group, Ltd. (I)	4,855	335,772
FBL Financial Group, Inc., Class A	7,185	175,889
First Mercury Financial Corp.	11,547	150,457
Flagstone Reinsurance Holdings, Ltd.	27,971	320,548
FPIC Insurance Group, Inc. (I)	8,371	226,938
Greenlight Capital Re, Ltd., Class A (I)	20,899	557,585
Harleysville Group, Inc.	9,350	315,656
Hilltop Holdings, Inc. (I)	30,154	354,310
Horace Mann Educators Corp.	29,142	438,879
Infinity Property & Casualty Corp.	9,810	445,766
Kansas City Life Insurance Company	3,621	114,351
Maiden Holdings, Ltd.	36,943	273,009
Max Capital Group, Ltd.	32,944	757,383
Meadowbrook Insurance Group, Inc.	43,369	342,615
Mercer Insurance Group, Inc.	6,780	122,040
Montpelier Re Holdings, Ltd.	61,594	1,035,395
National Financial Partners Corp. (I)	31,332	441,781
National Western Life Insurance
Company, Class A	1,682	310,077

315

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Navigators Group, Inc. (I)	8,824	$347,048
Platinum Underwriters Holdings, Ltd.	36,350	1,347,858
PMA Capital Corp., Class A (I)	24,935	153,101
Presidential Life Corp.	17,325	172,730
ProAssurance Corp. (I)	22,925	1,342,030
RLI Corp.	13,161	750,440
Safety Insurance Group, Inc.	9,568	360,427
SeaBright Insurance Holdings, Inc.	17,860	196,639
Selective Insurance Group, Inc.	37,848	628,277
State Auto Financial Corp.	10,851	194,775
Stewart Information Services Corp.	13,199	182,146
The Phoenix Companies, Inc. (I)	86,770	209,983
Tower Group, Inc.	29,631	656,919
United America Indemnity, Ltd. (I)	27,555	263,701
United Fire & Casualty Company	16,892	303,887
Zenith National Insurance Corp.	27,206	1,042,534

		22,626,822
Real Estate Investment Trusts - 6.32%
Acadia Realty Trust	30,326	541,622
Agree Realty Corp.	6,780	154,991
Alexander’s, Inc. (I)	1,533	458,566
American Campus Communities, Inc. (L)	38,672	1,069,668
American Capital Agency Corp. (L)	9,391	240,410
Anworth Mortgage Asset Corp.	76,326	514,437
Ashford Hospitality Trust, Inc. (I)(L)	41,741	299,283
Associated Estates Realty Corp.	10,394	143,333
BioMed Realty Trust, Inc.	72,391	1,197,347
CapLease, Inc. (L)	36,639	203,346
Capstead Mortage Corp.	47,499	568,088
CBL & Associates Properties, Inc. (L)	101,034	1,384,166
Cedar Shopping Centers, Inc.	30,588	241,951
Cogdell Spencer, Inc.	24,561	181,751
Colonial Properties Trust	42,374	545,777
Colony Financial, Inc.	5,175	103,500
Cousins Properties, Inc. (L)	54,029	448,981
Crexus Investment Corp.	4,295	57,424
DCT Industrial Trust, Inc. (L)	152,098	795,473
Developers Diversified Realty Corp.	113,756	1,384,411
DiamondRock Hospitality Company (I)(L)	83,088	840,020
DuPont Fabros Technology, Inc.	19,976	431,282
EastGroup Properties, Inc.	18,881	712,569
Education Realty Trust, Inc.	48,292	277,196
Entertainment Properties Trust (L)	27,238	1,120,299
Equity Lifestyle Properties, Inc.	18,791	1,012,459
Equity One, Inc. (L)	24,102	455,287
Extra Space Storage, Inc.	64,514	818,038
FelCor Lodging Trust, Inc. (I)	50,362	287,063
First Industrial Realty Trust, Inc. (I)(L)	31,620	245,371
First Potomac Realty Trust	22,030	331,111
Franklin Street Properties Corp. (L)	44,015	635,136
Getty Realty Corp.	14,093	329,776
Gladstone Commercial Corp.	9,350	135,108
Glimcher Realty Trust	54,174	274,662
Government Properties Income Trust	8,515	221,475
Gramercy Capital Corp. (I)	27,062	75,503
Hatteras Financial Corp. (L)	26,713	688,394
Healthcare Realty Trust, Inc.	43,875	1,021,849
Hersha Hospitality Trust	62,579	324,159
Highwoods Properties, Inc. (L)	51,957	1,648,596
Home Properties, Inc.	24,294	1,136,959
Inland Real Estate Corp.	53,698	491,337
Invesco Mortgage Capital, Inc. (L)	8,176	188,048
Investors Real Estate Trust	46,835	422,452
iStar Financial, Inc. (I)(L)	75,106	344,737

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty Corp. (L)	32,001	$986,911
Kite Realty Group Trust	38,723	183,160
LaSalle Hotel Properties	46,758	1,089,461
Lexington Realty Trust (L)	68,508	445,987
LTC Properties, Inc.	17,504	473,658
Medical Properties Trust, Inc. (L)	59,779	626,484
MFA Financial, Inc.	205,863	1,515,136
Mid-America Apartment Communities, Inc.	20,852	1,079,925
Mission West Properties, Inc.	19,520	134,298
Monmouth Real Estate Investment Corp.	20,767	174,650
National Health Investments, Inc.	19,755	765,704
National Retail Properties, Inc. (L)	59,004	1,347,061
NorthStar Realty Finance Corp. (L)	48,389	203,718
OMEGA Healthcare Investors, Inc.	60,983	1,188,559
Parkway Properties, Inc.	13,701	257,305
Pennsylvania Real Estate Investment Trust (L)	28,892	360,283
Pennymac Mortgage Investment Trust (I)	11,590	192,510
Post Properties, Inc.	33,376	734,940
Potlatch Corp. (L)	29,415	1,030,702
PS Business Parks, Inc.	12,875	687,525
RAIT Financial Trust (I)(L)	52,537	104,023
Ramco-Gershenson Properties Trust	12,890	145,141
Redwood Trust, Inc.	57,719	890,027
Resource Capital Corp.	15,918	107,606
Saul Centers, Inc.	5,232	216,605
Sovran Self Storage, Inc. (L)	17,399	606,529
Starwood Property Trust, Inc.	29,798	575,101
Strategic Hotels & Resorts, Inc. (I)(L)	62,508	265,659
Sun Communities, Inc. (L)	13,402	337,730
Sunstone Hotel Investors, Inc. (I)	66,686	744,883
Tanger Factory Outlet Centers, Inc. (L)	28,989	1,251,165
U-Store-It Trust (L)	59,597	429,098
Universal Health Realty Income Trust	8,796	310,851
Urstadt Biddle Properties, Inc.	16,056	253,845
Walter Investment Management Corp.	13,656	218,496
Washington Real Estate Investment Trust (L)	42,930	1,311,512
Winthrop Realty Trust	12,061	145,214

		46,394,873
Real Estate Management & Development - 0.15%
Avatar Holdings, Inc. (I)	5,655	122,940
China Housing & Land
Development, Inc. (I)(L)	20,344	77,307
Consolidated-Tomoka Land Company (L)	4,459	140,503
Forestar Group, Inc. (I)	26,558	501,415
Tejon Ranch Company (I)	8,378	255,697

		1,097,862
Thrifts & Mortgage Finance - 1.45%
Abington Bancorp, Inc. (L)	20,460	161,634
Astoria Financial Corp.	63,370	918,865
Bank Mutual Corp.	36,507	237,296
BankFinancial Corp. (L)	19,359	177,522
Beneficial Mutual Bancorp, Inc. (I)	26,168	248,073
Berkshire Hill Bancorp, Inc.	10,883	199,485
Brookline Bancorp, Inc.	45,227	481,215
Dime Community Bancshares	21,790	275,208
ESB Financial Corp. (L)	10,030	129,287
ESSA Bancorp, Inc.	14,595	183,021
First Defiance Financial Corp.	4,069	41,178
First Financial Holdings, Inc.	10,200	153,612
First Financial Northwest, Inc.	16,504	112,722
Flushing Financial Corp.	18,644	236,033
Home Federal Bancorp, Inc.	15,597	226,312
Kearny Financial Corp.	15,088	157,368

316

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (I)(L)	91,615	$1,005,017
NASB Financial, Inc. (L)	3,043	70,354
NewAlliance Bancshares, Inc.	77,763	981,369
Northwest Bancshares, Inc.	29,569	347,140
OceanFirst Financial Corp.	9,780	111,101
Ocwen Financial Corp. (I)	38,658	428,717
People’s United Financial, Inc.	18,987	296,957
Provident Financial Services, Inc. (L)	44,211	526,111
Provident New York Bancorp	26,934	255,334
Radian Group, Inc. (L)	59,879	936,508
Territorial Bancorp, Inc.	11,513	219,092
The PMI Group, Inc. (I)(L)	54,652	296,214
TrustCo Bank Corp. (L)	58,051	358,175
United Financial Bancorp, Inc.	15,647	218,745
ViewPoint Financial Group	9,732	157,756
Westfield Financial, Inc.	27,161	249,610
WSFS Financial Corp.	5,715	222,885

		10,619,916

		150,617,456
Health Care - 14.19%
Biotechnology - 3.87%
Acorda Therapeutics, Inc. (I)	27,973	956,677
Affymax, Inc. (I)	10,423	244,211
Alkermes, Inc. (I)(L)	68,126	883,594
Allos Therapeutics, Inc. (I)(L)	46,616	346,357
Alnylam Pharmaceuticals, Inc. (I)(L)	26,537	451,660
AMAG Pharmaceuticals, Inc. (I)(L)	13,710	478,616
Amicus Therapeutics, Inc. (I)	11,865	37,849
Arena Pharmaceuticals, Inc. (I)(L)	69,584	215,710
Ariad Pharmaceuticals, Inc. (I)(L)	70,862	240,931
Arqule, Inc. (I)	31,558	181,774
Array BioPharma, Inc. (I)	38,664	105,939
AVI BioPharma, Inc. (I)(L)	61,570	73,268
BioCryst Pharmaceuticals, Inc. (I)	16,170	106,237
BioSpecifics Technologies Corp. (I)(L)	3,234	89,744
Celera Corp. (I)	61,246	434,847
Cell Therapeutics, Inc. (I)(L)	392,907	212,445
Celldex Therapeutics, Inc. (I)	13,226	81,208
Cepheid, Inc. (I)(L)	42,738	747,060
Chelsea Therapeutics International, Inc. (I)	19,290	68,480
Clinical Data, Inc. (I)(L)	8,981	174,231
Cubist Pharmaceuticals, Inc. (I)	42,033	947,424
Curis, Inc. (I)	47,126	144,677
Cytokinetics, Inc. (I)	33,829	108,253
Cytori Therapeutics, Inc. (I)(L)	21,559	98,309
Dyax Corp. (I)	46,215	157,593
Emergent Biosolutions, Inc. (I)	12,316	206,786
Enzon Pharmaceuticals, Inc. (I)(L)	34,225	348,411
Exelixis, Inc. (I)(L)	78,959	479,281
Facet Biotech Corp. (I)(L)	18,353	495,347
Genomic Health, Inc. (I)(L)	10,719	188,547
Genta, Inc. (I)	8	0
Geron Corp. (I)(L)	66,242	376,255
GTx, Inc. (I)(L)	14,943	49,910
Halozyme Therapeutics, Inc. (I)(L)	46,905	374,771
Hemispherx Biopharma, Inc. (I)	82,313	60,912
Human Genome Sciences, Inc. (I)(L)	130,826	3,950,945
Idenix Pharmaceuticals, Inc. (I)	22,283	62,838
Idera Pharmaceuticals, Inc. (I)	17,792	110,488
Immunogen, Inc. (I)	37,908	306,676
Immunomedics, Inc. (I)(L)	48,376	160,608
Incyte Corp. (I)(L)	58,601	818,070
Infinity Pharmaceuticals, Inc. (I)(L)	15,560	94,916

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (I)	98,972	$116,787
InterMune, Inc. (I)	28,557	1,272,785
Isis Pharmaceuticals, Inc. (I)(L)	67,844	740,856
Lexicon Genetics, Inc. (I)	66,005	97,687
Ligand Pharmaceuticals, Inc., Class B (I)	85,138	148,992
Mannkind Corp. (I)(L)	42,576	279,299
Martek Biosciences Corp. (I)(L)	22,089	497,223
Maxygen, Inc. (I)	19,629	128,963
Medivation, Inc. (I)	21,105	221,391
Metabolix, Inc. (I)(L)	15,296	186,305
Micromet, Inc. (I)(L)	42,774	345,614
Momenta Pharmaceuticals, Inc. (I)	26,094	390,627
Myriad Pharmaceuticals, Inc. (I)(L)	13,918	62,909
Nabi Biopharmaceuticals (I)	40,522	221,655
Neurocrine Biosciences, Inc. (I)	33,899	86,442
NeurogesX, Inc. (I)(L)	8,583	80,680
Novavax, Inc. (I)(L)	45,965	106,179
NPS Pharmaceuticals, Inc. (I)	36,545	184,187
OncoGenex Pharmaceutical, Inc. (I)(L)	3,268	67,092
Onyx Pharmaceuticals, Inc. (I)	44,297	1,341,313
Opko Health, Inc. (I)	21,082	41,742
Orexigen Therapeutics, Inc. (I)	20,255	119,302
Osiris Therapeutics, Inc. (I)(L)	12,978	96,037
OXiGENE, Inc. (I)(L)	41,441	50,972
PDL BioPharma, Inc. (L)	81,186	504,165
Pharmasset, Inc. (I)	15,615	418,482
Progenics Pharmaceuticals, Inc. (I)(L)	21,537	114,792
Protalix BioTherapeutics, Inc. (I)(L)	25,417	166,736
Regeneron Pharmaceuticals, Inc. (I)	45,335	1,200,924
Repligen Corp. (I)	25,154	102,125
Rigel Pharmaceuticals, Inc. (I)	33,002	263,026
Sangamo Biosciences, Inc. (I)(L)	31,470	170,567
Savient Pharmaceuticals, Inc. (I)(L)	44,438	642,129
SciClone Pharmaceuticals, Inc. (I)	30,001	105,904
Seattle Genetics, Inc. (I)	60,672	724,424
SIGA Technologies, Inc. (I)(L)	19,786	131,181
Spectrum Pharmaceuticals, Inc. (I)(L)	26,845	123,755
StemCells, Inc. (I)(L)	80,069	92,880
Synta Pharmaceuticals Corp. (I)	16,702	71,986
Theravance, Inc. (I)(L)	39,298	523,449
Vanda Pharmaceuticals, Inc. (I)(L)	19,915	229,819
Vical, Inc. (I)	28,980	97,373
Zymogenetics, Inc. (I)	28,943	165,843

		28,406,454
Health Care Equipment & Supplies - 3.61%
Abaxis, Inc. (I)(L)	16,154	439,227
ABIOMED, Inc. (I)(L)	23,539	243,158
Accuray, Inc. (I)	29,760	181,238
Aga Medical Holdings, Inc. (I)	5,724	93,015
Align Technology, Inc. (I)(L)	42,105	814,311
Alphatec Holdings, Inc. (I)	25,349	161,473
American Medical Systems
Holdings, Inc. (I)(L)	53,972	1,002,800
Analogic Corp. (L)	9,331	398,714
AngioDynamics, Inc. (I)	18,658	291,438
Atrion Corp.	1,202	171,934
ATS Medical, Inc. (I)(L)	38,394	99,824
Bovie Medical Corp. (I)(L)	14,542	90,888
Cantel Medical Corp.	9,786	194,252
Cardiac Science Corp. (I)	18,090	33,828
Conceptus, Inc. (I)(L)	22,647	452,034
CONMED Corp. (I)	20,808	495,438
CryoLife, Inc. (I)	22,706	146,908
Cutera, Inc. (I)	12,220	126,721

317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cyberonics, Inc. (I)(L)	20,386	$390,596
Delcath Systems, Inc. (I)(L)	20,066	162,535
DexCom, Inc. (I)	34,845	339,042
Electro-Optical Sciences, Inc. (I)(L)	14,203	105,386
Endologix, Inc. (I)	35,444	143,194
ev3, Inc. (I)	54,299	861,182
Exactech, Inc. (I)	6,942	145,574
Greatbatch, Inc. (I)	14,541	308,124
Haemonetics Corp. (I)	17,633	1,007,726
Hansen Medical, Inc. (I)(L)	20,790	47,609
HeartWare International, Inc. (I)(L)	3,805	169,208
ICU Medical, Inc. (I)	9,575	329,859
Immucor, Inc. (I)	50,382	1,128,053
Insulet Corp. (I)(L)	23,361	352,517
Integra LifeSciences Holdings Corp. (I)	13,933	610,683
Invacare Corp. (L)	18,995	504,127
IRIS International, Inc. (I)	14,188	144,859
Kensey Nash Corp. (I)	6,483	152,934
MAKO Surgical Corp. (I)(L)	10,962	147,768
Masimo Corp. (L)	36,524	969,712
Medical Action Industries, Inc. (I)	11,767	144,381
Meridian Bioscience, Inc. (L)	29,660	604,174
Merit Medical Systems, Inc. (I)	20,822	317,536
Micrus Endovascular Corp. (I)	12,205	240,683
Natus Medical, Inc. (I)	21,224	337,674
Neogen Corp. (I)	15,193	381,344
NuVasive, Inc. (I)(L)	26,679	1,205,891
NxStage Medical, Inc. (I)	17,615	201,692
OraSure Technologies, Inc. (I)	36,001	213,486
Orthofix International NV (I)	12,757	464,100
Orthovita, Inc. (I)	49,497	210,857
Palomar Medical Technologies, Inc. (I)	13,628	148,000
Quidel Corp. (I)	19,131	278,165
Rochester Medical Corp. (I)	8,662	111,047
Rockwell Medical Technologies, Inc. (I)(L)	12,607	72,868
RTI Biologics, Inc. (I)	42,506	184,051
Sirona Dental Systems, Inc. (I)	12,310	468,149
Somanetics Corp. (I)	9,663	184,950
SonoSite, Inc. (I)(L)	13,007	417,655
Spectranetics Corp. (I)	26,595	183,771
Stereotaxis, Inc. (I)(L)	21,556	107,996
STERIS Corp. (L)	41,698	1,403,555
SurModics, Inc. (I)(L)	11,571	242,297
Symmetry Medical, Inc. (I)	27,116	272,245
Synovis Life Technologies, Inc. (I)	9,058	140,671
Thoratec Corp. (I)(L)	40,484	1,354,190
TomoTherapy, Inc. (I)	25,785	87,927
Vascular Solutions, Inc. (I)	14,744	132,549
Volcano Corp. (I)	35,178	849,900
West Pharmaceutical Services, Inc.	23,499	985,783
Wright Medical Group, Inc. (I)	27,656	491,447
Young Innovations, Inc.	4,961	139,702
Zoll Medical Corp. (I)	15,808	416,699

		26,453,324
Health Care Providers & Services - 3.68%
Air Methods Corp. (I)	8,047	273,598
Alliance HealthCare Services, Inc. (I)	20,606	115,806
Allied Healthcare International, Inc. (I)	40,580	110,378
Almost Family, Inc. (I)	5,475	206,353
Amedisys, Inc. (I)(L)	19,793	1,092,969
America Service Group, Inc.	6,882	110,731
American Dental Partners, Inc. (I)	12,302	160,541
AMERIGROUP Corp. (I)	38,099	1,266,411
AMN Healthcare Services, Inc. (I)	19,430	170,984

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AmSurg Corp. (I)	22,316	$481,802
Assisted Living Concepts, Inc. (I)	4,938	162,164
Bio Reference Labs, Inc. (I)	8,684	381,835
BioScrip, Inc. (I)	29,594	236,160
Capital Senior Living Corp. (I)	19,758	103,927
CardioNet, Inc. (I)(L)	18,196	139,199
Catalyst Health Solutions, Inc. (I)	26,190	1,083,742
Centene Corp. (I)(L)	31,395	754,736
Chemed Corp.	16,119	876,551
Chindex International, Inc. (I)	10,309	121,749
Clarient, Inc. (I)	23,093	60,504
Continucare Corp. (I)	10,782	39,893
CorVel Corp. (I)	5,818	207,994
Cross Country Healthcare, Inc. (I)	24,596	248,666
Emergency Medical Services
Corp., Class A (I)	20,727	1,172,112
Emeritus Corp. (I)(L)	14,435	293,752
Genoptix, Inc. (I)(L)	12,457	442,099
Gentiva Health Services, Inc. (I)	21,002	593,937
Hanger Orthopedic Group, Inc. (I)	18,774	341,311
Health Grades, Inc. (I)	20,293	129,063
Healthsouth Corp. (I)(L)	63,698	1,191,153
Healthspring, Inc. (I)	35,616	626,842
Healthways, Inc. (I)	24,893	400,031
HMS Holdings Corp. (I)	18,725	954,788
inVentiv Health, Inc. (I)	25,147	564,802
IPC The Hospitalist Company, Inc. (I)	11,740	412,191
Kindred Healthcare, Inc. (I)	27,785	501,519
Landauer, Inc.	6,889	449,301
LCA-Vision, Inc. (I)	13,580	112,986
LHC Group, Inc. (I)	11,173	374,631
Magellan Health Services, Inc. (I)	24,926	1,083,782
MedCath Corp. (I)	11,412	119,484
Metropolitan Health Networks, Inc. (I)	38,501	124,358
Molina Healthcare, Inc. (I)	9,788	246,364
MWI Veterinary Supply, Inc. (I)	8,217	331,967
National Healthcare Corp.	6,049	214,014
Nighthawk Radiology Holdings, Inc. (I)	10,466	33,282
NovaMed, Inc. (I)(L)	18,906	64,280
Odyssey HealthCare, Inc. (I)	24,313	440,308
Owens & Minor, Inc.	29,699	1,377,737
PharMerica Corp. (I)	22,693	413,466
Providence Service Corp. (I)	8,430	128,052
PSS World Medical, Inc. (I)(L)	42,493	999,010
Psychiatric Solutions, Inc. (I)(L)	40,621	1,210,506
RadNet, Inc. (I)	25,167	80,031
RehabCare Group, Inc. (I)	15,439	421,022
Res-Care, Inc. (I)	18,910	226,731
Select Medical Holdings Corp. (I)	14,387	121,426
Skilled Healthcare Group, Inc. (I)	15,913	98,183
Sun Healthcare Group, Inc. (I)	33,108	315,850
Sunrise Senior Living, Inc. (I)	35,182	180,132
The Ensign Group, Inc.	8,273	143,371
Triple-S Management Corp., Class B (I)	15,482	274,806
Universal American Financial Corp. (I)	20,072	309,109
US Physical Therapy, Inc. (I)	9,628	167,527
WellCare Health Plans, Inc. (I)	30,566	910,867

		27,002,876
Health Care Technology - 0.67%
AMICAS, Inc. (I)	29,507	177,632
athenahealth, Inc. (I)(L)	24,508	896,012
Computer Programs & Systems, Inc. (L)	7,217	282,040
Eclipsys Corp. (I)	41,080	816,670
MedAssets, Inc. (I)	28,868	606,228

318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Merge Healthcare, Inc. (I)	19,823	$41,034
Omnicell, Inc. (I)	23,846	334,559
Phase Forward, Inc. (I)	32,435	423,925
Quality Systems, Inc. (L)	17,081	1,049,457
Transcend Services, Inc. (I)	5,502	89,408
Vital Images, Inc. (I)	12,362	199,894

		4,916,859
Life Sciences Tools & Services - 0.79%
Accelrys, Inc. (I)	23,464	144,538
Affymetrix, Inc. (I)	52,222	383,309
Albany Molecular Research, Inc. (I)	18,239	152,296
BioDelivery Sciences International, Inc. (I)(L)	12,924	49,499
Bruker Corp. (I)	35,442	519,225
Cambrex Corp. (I)	25,530	103,397
Dionex Corp. (I)	12,125	906,708
Enzo Biochem, Inc. (I)	25,869	155,731
eResearch Technology, Inc. (I)	33,770	233,351
Harvard Bioscience, Inc. (I)	24,283	93,975
Kendle International, Inc. (I)	11,679	204,149
Luminex Corp. (I)(L)	30,704	516,748
Parexel International Corp. (I)	41,399	965,011
Sequenom, Inc. (I)(L)	45,881	289,509
Varian, Inc. (I)	20,483	1,060,610

		5,778,056
Pharmaceuticals - 1.57%
Adolor Corp. (I)	41,512	74,722
Akorn, Inc. (I)(L)	31,668	48,452
Ardea Biosciences, Inc. (I)(L)	11,075	202,230
Auxilium Pharmaceuticals, Inc. (I)(L)	31,291	975,028
AVANIR Pharmaceuticals (I)(L)	46,451	107,766
Biodel, Inc. (I)	13,515	57,709
BioMimetic Therapeutics, Inc. (I)(L)	11,342	149,147
BMP Sunstone Corp. (I)(L)	25,997	131,545
Cadence Pharmaceuticals, Inc. (I)(L)	18,793	171,580
Cypress Biosciences, Inc. (I)	28,567	139,978
DepoMed, Inc. (I)	40,934	145,316
Discovery Laboratories, Inc. (I)(L)	94,125	48,945
Durect Corp. (I)	64,408	193,868
Endo Pharmaceuticals, Inc. (I)	38,347	42,182
Hi-Tech Pharmacal Company, Inc. (I)	6,440	142,582
Impax Laboratories, Inc. (I)	44,355	793,067
Inspire Pharmaceuticals, Inc. (I)	46,199	288,282
Ista Pharmaceuticals, Inc. (I)	26,888	109,434
Javelin Pharmaceuticals, Inc. (I)	44,390	57,263
K-V Pharmaceutical Company, Class A (I)(L)	29,481	51,887
MAP Pharmaceuticals, Inc. (I)(L)	5,947	94,498
Matrixx Initiatives, Inc. (I)	12,143	61,565
Medicines Company (I)	39,438	309,194
Medicis Pharmaceutical Corp., Class A	40,636	1,022,402
Nektar Therapeutics (I)	68,495	1,041,809
Obagi Medical Products, Inc. (I)	14,187	172,798
Optimer Pharmaceuticals, Inc. (I)(L)	21,130	259,476
Pain Therapeutics, Inc. (I)	28,266	177,228
Par Pharmaceutical Companies, Inc. (I)	25,890	642,072
POZEN, Inc. (I)(L)	20,248	193,976
Questcor Pharmaceuticals, Inc. (I)	44,266	364,309
Salix Pharmaceuticals, Ltd. (I)(L)	37,737	1,405,703
Santarus, Inc. (I)	42,200	227,036
SuperGen, Inc. (I)	50,836	162,675
ViroPharma, Inc. (I)	56,835	774,661
Vivus, Inc. (I)(L)	54,535	475,545

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
XenoPort, Inc. (I)	20,456	$189,423

		11,505,353

		104,062,922
Industrials - 15.16%
Aerospace & Defense - 1.77%
AAR Corp. (I)(L)	27,686	687,167
Aerovironment, Inc. (I)(L)	10,004	261,204
American Science & Engineering, Inc.	6,660	498,967
Applied Signal Technology, Inc.	10,015	196,094
Argon ST, Inc. (I)	10,208	271,635
Ascent Solar Technologies, Inc. (I)(L)	12,260	47,201
Astronics Corp. (I)	8,423	82,630
Ceradyne, Inc. (I)	18,538	420,627
Cubic Corp.	11,130	400,680
Curtiss-Wright Corp.	32,032	1,114,714
DigitalGlobe, Inc. (I)	10,558	295,096
Ducommun, Inc.	8,543	179,488
DynCorp International, Inc. (I)	18,351	210,853
Esterline Technologies Corp. (I)	21,027	1,039,365
GenCorp, Inc. (I)(L)	37,882	218,200
GeoEye, Inc. (I)	14,066	414,947
HEICO Corp. (L)	16,736	862,908
Herley Industries, Inc. (I)	12,087	177,195
Hexcel Corp. (I)	69,977	1,010,468
Ladish Company, Inc. (I)	12,546	252,927
LMI Aerospace, Inc. (I)(L)	7,243	134,575
Moog, Inc., Class A (I)	30,751	1,089,200
Orbital Sciences Corp., Class A (I)	40,064	761,617
Stanley, Inc. (I)	8,641	244,454
Taser International, Inc. (I)	47,211	276,656
Teledyne Technologies, Inc. (I)	25,659	1,058,947
Triumph Group, Inc.	11,057	774,985

		12,982,800
Air Freight & Logistics - 0.34%
Air Transport Services Group, Inc. (I)	43,070	145,146
Atlas Air Worldwide Holdings, Inc. (I)	13,311	706,149
Dynamex, Inc. (I)	8,686	149,399
Forward Air Corp.	21,357	561,689
Hub Group, Inc., Class A (I)	27,041	756,607
Pacer International, Inc. (I)	29,864	179,781

		2,498,771
Airlines - 1.01%
AirTran Holdings, Inc. (I)(L)	89,130	452,780
Alaska Air Group, Inc. (I)	26,833	1,106,325
Allegiant Travel Company (I)(L)	11,339	656,075
Hawaiian Holdings, Inc. (I)	39,496	291,086
JetBlue Airways Corp. (I)(L)	185,428	1,034,688
Republic Airways Holdings, Inc. (I)(L)	21,628	128,038
SkyWest, Inc.	40,019	571,471
UAL Corp. (I)(L)	118,498	2,316,636
US Airways Group, Inc. (I)(L)	111,696	820,966

		7,378,065
Building Products - 0.57%
AAON, Inc. (L)	9,713	219,708
American Woodmark Corp. (L)	8,029	155,682
Ameron International Corp.	6,848	430,671
Apogee Enterprises, Inc.	21,341	337,401
Builders FirstSource, Inc. (I)	26,622	83,859
Gibraltar Industries, Inc. (I)(L)	19,894	250,863
Griffon Corp. (I)	31,551	393,125
Insteel Industries, Inc.	14,816	158,383

319

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Nci Building Systems, Inc. (I)	11,891	$131,277
Quanex Building Products Corp.	27,978	462,476
Simpson Manufacturing Company, Inc. (L)	27,207	755,266
Trex Company, Inc. (I)(L)	12,132	258,290
Universal Forest Products, Inc.	13,909	535,775

		4,172,776
Commercial Services & Supplies - 2.30%
ABM Industries, Inc. (L)	33,229	704,455
ACCO Brands Corp. (I)	40,223	308,108
American Reprographics Company (I)	27,826	249,599
APAC Customer Services, Inc. (I)(L)	19,290	110,918
ATC Technology Corp. (I)	15,142	259,837
Bowne & Company, Inc.	29,755	332,066
Cenveo, Inc. (I)(L)	37,219	322,317
Clean Harbors, Inc. (I)	15,029	835,011
Consolidated Graphics, Inc. (I)	7,144	295,833
Cornell Companies, Inc. (I)	9,159	167,701
Courier Corp.	8,929	147,418
Deluxe Corp.	37,352	725,376
EnergySolutions, Inc.	55,686	358,061
EnerNOC, Inc. (I)(L)	10,374	307,900
Ennis, Inc.	18,621	302,964
Fuel Tech, Inc. (I)	14,305	114,726
G & K Services, Inc., Class A	14,297	370,006
Healthcare Services Group, Inc.	31,322	701,300
Herman Miller, Inc.	38,523	695,725
HNI Corp. (L)	32,146	856,048
Innerworkings, Inc. (I)	19,286	100,287
Interface, Inc., Class A	35,179	407,373
Kimball International, Inc., Class B	24,077	167,335
Knoll, Inc.	34,404	387,045
M&F Worldwide Corp. (I)	7,942	243,025
McGrath Rentcorp	17,706	429,016
Metalico, Inc. (I)(L)	21,281	127,473
Mine Safety Appliances Company	19,548	546,562
Mobile Mini, Inc. (I)(L)	26,403	408,982
Multi-Color Corp.	9,444	113,139
North American Galvanizing &
Coatings, Inc. (I)	11,192	62,228
Perma-Fix Environmental Services, Inc. (I)	45,097	101,017
Rollins, Inc.	31,569	684,416
Schawk, Inc., Class A	11,237	203,727
Standard Parking Corp. (I)	6,790	111,492
Standard Register Company	8,049	43,062
Steelcase, Inc. Class A	52,007	336,485
SYKES Enterprises, Inc. (I)	26,545	606,288
Team, Inc. (I)	14,459	239,875
Tetra Tech, Inc. (I)	42,805	986,227
The Geo Group, Inc. (I)	36,957	732,488
United Stationers, Inc. (I)	16,813	989,445
US Ecology, Inc.	14,102	227,042
Viad Corp.	15,890	326,540
Waste Services, Inc. (I)	13,421	132,734

		16,878,672
Construction & Engineering - 0.84%
Argan, Inc. (I)	6,625	86,125
Comfort Systems USA, Inc.	29,526	368,780
Dycom Industries, Inc. (I)	29,083	255,058
EMCOR Group, Inc. (I)	46,482	1,144,852
Furmanite Corp. (I)	29,646	153,863
Granite Construction, Inc.	23,440	708,357
Great Lakes Dredge & Dock Corp.	30,469	159,962
Insituform Technologies, Inc., Class A (I)	28,815	766,767

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Layne Christensen Company (I)	12,926	$345,253
MasTec, Inc. (I)(L)	38,338	483,442
Michael Baker Corp. (I)	5,981	206,225
MYR Group, Inc. (I)	13,056	212,943
Northwest Pipe Company (I)	7,034	153,693
Orion Marine Group, Inc. (I)	19,396	350,098
Pike Electric Corp. (I)	12,947	120,666
Primoris Services Corp. (L)	9,012	69,753
Sterling Construction Company, Inc. (I)	10,657	167,528
Tutor Perini Corp. (I)(L)	18,911	411,314

		6,164,679
Electrical Equipment - 2.17%
A.O. Smith Corp.	15,608	820,513
Acuity Brands, Inc. (L)	31,396	1,325,225
Advanced Battery Technologies, Inc. (I)(L)	37,586	146,585
American Superconductor Corp. (I)(L)	31,545	911,651
AZZ, Inc.	9,218	312,029
Baldor Electric Company (L)	33,883	1,267,224
Belden, Inc.	33,944	932,102
Brady Corp., Class A (L)	34,246	1,065,736
Broadwind Energy, Inc. (I)(L)	23,306	104,178
China BAK Battery, Inc. (I)(L)	29,432	70,931
Encore Wire Corp. (L)	12,147	252,658
Ener1, Inc. (I)(L)	35,710	168,908
Energy Conversion Devices, Inc. (I)(L)	34,217	267,919
EnerSys, Inc. (I)	28,861	711,712
Evergreen Solar, Inc. (I)(L)	139,619	157,769
Franklin Electric, Inc.	15,471	463,975
Fuelcell Energy, Inc. (I)(L)	49,211	138,775
Fushi Copperweld, Inc. (I)	12,493	140,171
GrafTech International, Ltd. (I)	86,185	1,178,149
Graham Corp.	8,545	153,725
GT Solar International, Inc. (I)(L)	23,198	121,326
Harbin Electric, Inc. (I)(L)	11,250	242,888
II-VI, Inc. (I)	17,850	604,044
LaBarge, Inc. (I)	10,438	115,340
LSI Industries, Inc.	16,927	115,442
Microvision, Inc. (I)(L)	60,246	169,894
Orion Energy Systems, Inc. (I)(L)	16,648	81,575
Polypore International, Inc. (I)	17,155	299,526
Powell Industries, Inc. (I)	5,984	194,660
PowerSecure International, Inc. (I)	16,075	126,671
Regal-Beloit Corp. (L)	25,504	1,515,193
Satcon Technology Corp. (I)(L)	43,881	106,631
Ultralife Corp. (I)	11,716	46,981
Vicor Corp. (I)	15,536	214,552
Woodward Governor Company	43,008	1,375,396

		15,920,054
Industrial Conglomerates - 0.25%
Otter Tail Corp. (L)	26,237	576,165
Raven Industries, Inc. (L)	11,956	352,582
Seaboard Corp.	241	313,083
Standex International Corp.	9,437	243,191
Tredegar Industries, Inc.	21,824	372,754

		1,857,775
Machinery - 2.66%
3D Systems Corp. (I)	14,257	194,608
Actuant Corp., Class A	48,801	954,060
Albany International Corp., Class A	20,028	431,203
Altra Holdings, Inc. (I)	20,163	276,838
Ampco-Pittsburgh Corp.	6,579	163,291
Astec Industries, Inc. (I)	13,286	384,763
Badger Meter, Inc. (L)	11,092	427,153

320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	34,024	$661,767
Blount International, Inc. (I)	28,936	299,777
Briggs & Stratton Corp.	36,455	710,873
Cascade Corp.	7,129	229,625
Chart Industries, Inc. (I)	20,982	419,640
China Fire & Security Group, Inc. (I)(L)	10,506	136,263
CIRCOR International, Inc.	10,610	352,358
CLARCOR, Inc.	35,602	1,227,913
Colfax Corp. (I)	13,156	154,846
Columbus McKinnon Corp. (I)	14,793	234,765
Dynamic Materials Corp.	9,689	151,342
Energy Recovery, Inc. (I)(L)	25,588	161,204
EnPro Industries, Inc. (I)	14,969	435,299
ESCO Technologies, Inc.	18,868	600,191
Federal Signal Corp.	37,109	334,352
Flow International Corp. (I)	35,569	107,063
Force Protection, Inc. (I)	52,250	314,545
FreightCar America, Inc.	10,000	241,600
Greenbrier Companies, Inc. (I)(L)	10,277	113,150
Hurco Companies, Inc. (I)	6,161	103,690
John Bean Technologies Corp.	20,316	356,343
K-Tron International, Inc. (I)	1,886	282,843
Kadant, Inc. (I)	10,446	150,527
Kaydon Corp.	23,833	896,121
L.B. Foster Company (I)	7,915	228,664
Lindsay Corp. (L)	9,345	386,976
Met-Pro Corp.	12,906	126,479
Middleby Corp. (I)(L)	11,965	689,064
Mueller Industries, Inc.	27,179	728,125
Mueller Water Products, Inc.	100,532	480,543
NACCO Industries, Inc., Class A	4,023	298,305
Nordson Corp.	24,011	1,630,827
PMFG, Inc. (I)	10,895	144,141
RBC Bearings, Inc. (I)	16,205	516,453
Robbins & Myers, Inc.	19,184	456,963
Sauer-Danfoss, Inc. (I)	8,757	116,293
SmartHeat, Inc. (I)	7,383	79,293
Sun Hydraulics, Inc.	9,736	252,941
Tecumseh Products Company, Class A (I)	15,135	185,706
Tennant Company	13,685	374,832
The Eastern Company	5,985	81,037
The Gorman-Rupp Company (L)	10,966	278,975
Titan International, Inc. (L)	27,040	236,059
TriMas Corp. (I)	7,227	46,903
Watts Water Technologies, Inc., Class A	20,939	650,365

		19,496,957
Marine - 0.17%
American Commercial Lines, Inc. (I)(L)	6,992	175,499
Eagle Bulk Shipping, Inc. (I)(L)	46,989	249,512
Genco Shipping & Trading, Ltd. (I)(L)	18,830	397,501
Horizon Lines, Inc. (L)	25,151	136,821
International Shipholding Corp.	4,999	146,921
Ultrapetrol Bahamas, Ltd. (I)	19,980	109,690

		1,215,944
Professional Services - 1.35%
Acacia Research - Acacia Technologies (I)	24,686	267,349
Administaff, Inc.	15,967	340,736
CBIZ, Inc. (I)	34,541	226,934
CDI Corp.	10,274	150,617
COMSYS IT Partners, Inc. (I)	11,435	199,884
CoStar Group, Inc. (I)(L)	14,376	596,892
CRA International, Inc. (I)	8,471	194,155

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Diamond Management & Technology
Consultants, Inc.	21,185	$166,302
Exponent, Inc. (I)	10,511	299,774
Franklin Covey Company (I)	12,292	97,598
Heidrick & Struggles International, Inc.	12,526	351,104
Hill International, Inc. (I)	20,535	119,719
Huron Consulting Group, Inc. (I)	16,044	325,693
ICF International, Inc. (I)	6,674	165,782
Kelly Services, Inc., Class A (I)	20,180	336,199
Kforce, Inc. (I)	21,727	330,468
Korn/Ferry International (I)	32,293	569,971
Mistras Group, Inc. (I)	3,624	36,204
Navigant Consulting Company (I)	36,226	439,421
Odyssey Marine Exploration, Inc. (I)(L)	44,182	57,878
On Assignment, Inc. (I)	28,325	201,957
Resources Connection, Inc. (I)	33,195	636,348
School Specialty, Inc. (I)	14,090	319,984
SFN Group, Inc. (I)	39,884	319,471
The Advisory Board Company (I)	11,882	374,283
The Corporate Executive Board Company	25,003	664,830
Towers Watson & Company	30,388	1,443,430
TrueBlue, Inc. (I)	32,206	499,193
Volt Information Sciences, Inc. (I)	10,307	105,234
VSE Corp.	1,707	70,260

		9,907,670
Road & Rail - 0.96%
AMERCO, Inc. (I)(L)	6,682	362,766
Arkansas Best Corp. (L)	18,462	551,645
Avis Budget Group, Inc. (I)(L)	73,427	844,411
Celadon Group, Inc. (I)	18,313	255,283
Dollar Thrifty Automotive Group, Inc. (I)	20,223	649,765
Genesee & Wyoming, Inc., Class A (I)	27,609	942,019
Heartland Express, Inc. (L)	35,424	584,496
Knight Transportation, Inc. (L)	40,926	863,129
Marten Transport, Ltd. (I)	12,162	239,713
Old Dominion Freight Lines, Inc. (I)	20,116	671,673
RailAmerica, Inc. (I)	10,313	121,693
Saia, Inc. (I)	10,514	145,934
USA Truck, Inc. (I)	7,865	127,098
Werner Enterprises, Inc. (L)	29,983	694,706

		7,054,331
Trading Companies & Distributors - 0.77%
Aceto Corp.	20,896	126,212
Aircastle, Ltd.	34,703	328,637
Applied Industrial Technologies, Inc. (L)	30,271	752,234
Beacon Roofing Supply, Inc. (I)	30,208	577,879
CAI International, Inc. (I)	5,330	65,666
DXP Enterprises, Inc. (I)	6,668	85,150
H&E Equipment Services, Inc. (I)	21,000	226,380
Houston Wire & Cable Company (L)	14,006	162,189
Interline Brands, Inc. (I)	23,875	456,968
Kaman Corp., Class A	18,653	466,512
RSC Holdings, Inc. (I)(L)	37,061	295,006
Rush Enterprises, Inc., Class A (I)	23,706	313,156
TAL International Group, Inc.	12,410	247,952
Titan Machinery, Inc. (I)(L)	10,431	142,800
United Rentals, Inc. (I)	45,101	423,047
Watsco, Inc. (L)	17,636	1,003,136

		5,672,924

		111,201,418

321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 17.83%
Communications Equipment - 3.05%
3Com Corp. (I)	276,639	$2,127,354
Acme Packet, Inc. (I)	29,149	561,993
ADC Telecommunications, Inc. (I)	71,012	519,098
ADTRAN, Inc. (L)	39,272	1,034,817
Airvana, Inc. (I)	19,456	149,033
Anaren, Inc. (I)	11,588	165,013
Arris Group, Inc. (I)	89,344	1,073,021
Aruba Networks, Inc. (I)(L)	43,079	588,459
Aviat Networks, Inc. (I)	44,488	294,955
Bel Fuse, Inc., Class B	8,256	166,358
BigBand Networks, Inc. (I)	27,070	95,557
Black Box Corp.	11,654	358,477
Blue Coat Systems, Inc. (I)	28,778	893,269
Cogo Group, Inc. (I)	19,631	137,221
Comtech Telecommunications Corp. (I)(L)	20,069	642,007
DG Fastchannel, Inc. (I)	13,647	436,022
Digi International, Inc. (I)	19,548	207,991
Emcore Corp. (I)(L)	64,606	78,173
EMS Technologies, Inc. (I)	11,851	196,727
Emulex Corp. (I)	59,555	790,890
Extreme Networks, Inc. (I)	69,343	212,883
Globecomm Systems, Inc. (I)	18,449	141,873
Harmonic, Inc. (I)	69,687	439,725
Hughes Communications, Inc. (I)	6,887	191,803
Infinera Corp. (I)(L)	61,917	527,533
InterDigital, Inc. (I)(L)	31,523	878,231
Ixia (I)	23,994	222,424
KVH Industries, Inc. (I)	11,445	150,960
Loral Space & Communications, Inc. (I)	7,892	277,167
NETGEAR, Inc. (I)	22,601	589,886
Network Equipment Technologies, Inc. (I)(L)	24,993	137,711
Oplink Communications, Inc. (I)	15,663	290,392
Palm, Inc. (I)(L)	119,200	448,192
Parkervision, Inc. (I)(L)	26,195	44,532
PC-Tel, Inc. (I)	18,358	113,452
Plantronics, Inc.	34,962	1,093,611
Polycom, Inc. (I)	59,605	1,822,721
Powerwave Technologies, Inc. (I)(L)	101,355	126,694
Riverbed Technology, Inc. (I)(L)	39,760	1,129,184
Seachange International, Inc. (I)	25,005	179,536
ShoreTel, Inc. (I)	33,421	220,913
Sonus Networks, Inc. (I)	151,958	396,610
Sycamore Networks, Inc.	14,189	285,341
Symmetricom, Inc. (I)	34,731	202,482
Tekelec, Inc. (I)	47,493	862,473
UTStarcom, Inc. (I)(L)	87,498	244,119
Viasat, Inc. (I)	19,182	663,889

		22,410,772
Computers & Peripherals - 0.80%
3PAR, Inc. (I)(L)	20,331	203,310
ActivIdentity Corp. (I)	43,539	123,651
Adaptec, Inc. (I)	90,730	296,687
Avid Technology, Inc. (I)(L)	20,930	288,415
Compellent Technologies, Inc. (I)	12,383	217,322
Cray, Inc. (I)	25,863	153,885
Electronics for Imaging, Inc. (I)	31,860	370,532
Imation Corp. (I)(L)	18,863	207,682
Immersion Corp. (I)	23,656	118,280
Intermec, Inc. (I)	41,668	590,852
Intevac, Inc. (I)	16,303	225,307
Isilon Systems, Inc. (I)	19,538	168,222
Netezza Corp. (I)(L)	34,270	438,313
Novatel Wireless, Inc. (I)(L)	23,058	155,180

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Quantum Corp. (I)	153,865	$404,665
Rimage Corp. (I)	8,617	124,602
Silicon Graphics International Corp. (I)	24,292	259,681
STEC, Inc. (I)(L)	17,912	214,586
Stratasys, Inc. (I)	14,688	358,093
Super Micro Computer, Inc. (I)(L)	16,911	292,222
Synaptics, Inc. (I)(L)	24,613	679,565

		5,891,052
Electronic Equipment, Instruments & Components - 2.09%
Agilysys, Inc.	7,278	81,295
Anixter International, Inc. (I)(L)	20,355	953,632
Benchmark Electronics, Inc. (I)	46,307	960,407
Brightpoint, Inc. (I)	36,365	273,828
Checkpoint Systems, Inc. (I)	27,433	606,818
China Security & Surveillance
Technology, Inc. (I)(L)	27,039	207,930
Cogent, Inc. (I)	28,163	287,263
Cognex Corp.	28,571	528,278
Coherent, Inc. (I)	14,045	448,878
Comverge, Inc. (I)(L)	14,491	163,893
CTS Corp.	26,295	247,699
Daktronics, Inc. (L)	25,588	194,981
DTS, Inc. (I)	12,981	441,873
Echelon Corp. (I)(L)	23,693	212,526
Electro Rent Corp.	15,190	199,445
Electro Scientific Industries, Inc. (I)	20,821	266,717
FARO Technologies, Inc. (I)	13,180	339,385
ICx Technologies, Inc. (I)(L)	10,116	70,509
Insight Enterprises, Inc. (I)	33,550	481,778
IPG Photonics Corp. (I)	17,446	258,201
L-1 Identity Solutions, Inc. (I)(L)	55,922	499,383
Littelfuse, Inc. (I)	15,628	594,020
Maxwell Technologies, Inc. (I)(L)	16,922	209,664
Measurement Specialties, Inc. (I)	11,448	168,400
Mercury Computer Systems, Inc. (I)	17,443	239,318
Methode Electronics, Inc.	27,970	276,903
MTS Systems Corp.	12,596	365,662
Multi-Fineline Electronix, Inc. (I)	7,308	188,254
Newport Corp. (I)	27,951	349,388
OSI Systems, Inc. (I)	11,838	332,056
PAR Technology Corp. (I)	10,798	65,328
Park Electrochemical Corp.	14,937	429,289
PC Connection, Inc. (I)	9,129	56,600
PC Mall, Inc. (I)	9,935	50,271
Plexus Corp. (I)	28,252	1,017,920
Power-One, Inc. (I)(L)	57,299	241,802
RadiSys Corp. (I)	18,509	165,841
Rofin-Sinar Technologies, Inc. (I)	20,759	469,569
Rogers Corp. (I)	11,749	340,838
Scansource, Inc. (I)	17,770	511,421
Smart Modular Technologies (WWH), Inc. (I)	27,517	212,156
Spectrum Control, Inc. (I)	11,678	136,516
SYNNEX Corp. (I)(L)	13,636	403,080
Technitrol, Inc. (L)	30,852	162,899
TTM Technologies, Inc. (I)	32,153	285,519
Universal Display Corp. (I)(L)	22,052	259,552
Zygo Corp. (I)	6,842	63,152

		15,320,137
Internet Software & Services - 1.72%
Art Technology Group, Inc. (I)	94,250	415,643
comScore, Inc. (I)	16,142	269,410
Constant Contact, Inc. (I)(L)	17,770	412,619
DealerTrack Holdings, Inc. (I)	27,775	474,397

322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Digital River, Inc. (I)	27,882	$844,825
DivX, Inc. (I)	26,644	190,771
Earthlink, Inc.	72,054	615,341
GSI Commerce, Inc. (I)	18,793	520,002
InfoSpace, Inc. (I)	27,410	302,881
Innodata Isogen, Inc. (I)(L)	18,211	73,755
Internap Network Services Corp. (I)	40,433	226,425
Internet Brands, Inc., Class A (I)(L)	21,707	200,139
Internet Capital Group, Inc. (I)	28,494	240,774
iPass, Inc. (I)	47,327	54,426
J2 Global Communications, Inc. (I)	32,795	767,403
Keynote Systems, Inc.	11,468	130,621
Limelight Networks, Inc. (I)	24,931	91,247
Liquidity Services, Inc. (I)	11,531	133,068
LivePerson, Inc. (I)	32,614	250,149
LoopNet, Inc. (I)	15,968	179,480
MercadoLibre, Inc. (I)(L)	18,855	909,000
ModusLink Global Solutions, Inc. (I)	34,619	291,838
Move, Inc. (I)	115,964	242,365
NIC, Inc.	37,624	296,101
Openwave Systems, Inc. (I)	64,973	149,438
Perficient, Inc. (I)	22,319	251,535
Rackspace Hosting, Inc. (I)(L)	48,399	906,513
RealNetworks, Inc. (I)	62,008	299,499
Saba Software, Inc. (I)(L)	21,027	104,084
SAVVIS, Inc. (I)	26,608	439,032
Switch & Data Facilities Company, Inc. (I)	15,254	270,911
Terremark Worldwide, Inc. (I)	40,472	283,709
The Knot, Inc. (I)	23,670	185,099
United Online, Inc.	61,981	463,618
ValueClick, Inc. (I)(L)	63,697	645,888
Vocus, Inc. (I)	12,465	212,528
Web.com Group, Inc. (I)	22,022	120,020
Zix Corp. (I)(L)	54,528	125,960

		12,590,514
IT Services - 2.14%
Acxiom Corp. (I)	48,695	873,588
CACI International, Inc., Class A (I)	20,512	1,002,011
Cass Information Systems, Inc.	6,473	201,634
China Information Security
Technology, Inc. (I)	13,897	70,180
CIBER, Inc. (I)	54,205	202,727
Computer Task Group, Inc. (I)	14,015	101,609
CSG Systems International, Inc. (I)	25,170	527,563
Cybersource Corp. (I)(L)	50,634	893,184
Dynamics Research Corp. (I)	9,344	105,307
Euronet Worldwide, Inc. (I)(L)	35,536	654,928
Exlservice Holdings, Inc. (I)	11,670	194,656
Forrester Research, Inc. (I)	10,596	318,622
Gartner Group, Inc., Class A (I)(L)	43,794	973,979
Global Cash Access Holdings, Inc. (I)	28,490	232,763
Heartland Payment Systems, Inc. (L)	27,592	513,211
iGate Corp.	17,298	168,310
infoGROUP, Inc. (I)	26,078	203,408
Integral Systems, Inc. (I)	14,923	143,708
Lionbridge Technologies, Inc. (I)	47,735	173,278
ManTech International Corp. (I)	15,444	754,131
MAXIMUS, Inc.	11,549	703,681
MoneyGram International, Inc. (I)(L)	64,747	246,686
NCI, Inc. (I)	5,313	160,612
Ness Technologies, Inc. (I)	30,235	190,783
Online Resources Corp. (I)	20,189	81,362
RightNow Technologies, Inc. (I)	16,429	293,422
Sapient Corp.	61,505	562,156

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
SRA International, Inc., Class A (I)	30,238	$628,648
StarTek, Inc. (I)	10,334	71,821
Syntel, Inc.	9,171	352,808
TeleTech Holdings, Inc. (I)	23,676	404,386
The Hackett Group, Inc. (I)	33,314	92,613
Tier Technologies, Inc., Class B (I)	15,391	122,512
TNS, Inc. (I)	18,567	414,044
Unisys Corp. (I)(L)	29,479	1,028,522
VeriFone Holdings, Inc. (I)(L)	52,459	1,060,196
Virtusa Corp. (I)	11,344	116,957
Wright Express Corp. (I)	27,573	830,499

		15,670,505
Semiconductors & Semiconductor Equipment - 3.69%
Actel Corp. (I)	20,445	283,163
Advanced Analogic Technologies, Inc. (I)	34,933	121,916
Advanced Energy Industries, Inc. (I)(L)	24,281	402,093
Amkor Technology, Inc. (I)(L)	79,566	562,532
Anadigics, Inc. (I)	47,848	232,541
Applied Micro Circuits Corp. (I)	48,169	415,698
Atheros Communications, Inc. (I)(L)	44,426	1,719,730
ATMI, Inc. (I)	22,954	443,242
Brooks Automation, Inc. (I)	47,699	420,705
Cabot Microelectronics Corp. (I)	16,705	631,950
Cavium Networks, Inc. (I)	26,779	665,726
Ceva, Inc. (I)	15,925	185,686
Cirrus Logic, Inc. (I)	48,592	407,687
Cohu, Inc.	18,348	252,652
Cymer, Inc. (I)	21,525	802,883
Diodes, Inc. (I)	23,578	528,147
DSP Group, Inc. (I)	19,135	159,395
Entegris, Inc. (I)	85,295	429,887
Entropic Communications, Inc. (I)	41,258	209,591
Exar Corp. (I)	27,993	197,351
FEI Company (I)	27,469	629,315
FormFactor, Inc. (I)	35,917	637,886
Hittite Microwave Corp. (I)	15,576	684,877
IXYS Corp. (I)	18,320	156,453
Kopin Corp. (I)	51,738	191,431
Kulicke & Soffa Industries, Inc. (I)	46,709	338,640
Lattice Semiconductor Corp. (I)	91,997	337,629
Micrel, Inc.	35,163	374,838
Microsemi Corp. (I)	55,983	970,745
Microtune, Inc. (I)	48,651	132,817
MIPS Technologies, Inc., Class A (I)	36,125	161,118
MKS Instruments, Inc. (I)	35,190	689,372
Monolithic Power Systems, Inc. (I)	24,942	556,207
Netlogic Microsystems, Inc. (I)(L)	29,602	871,187
NVE Corp. (I)(L)	3,632	164,530
OmniVision Technologies, Inc. (I)	36,552	627,963
Pericom Semiconductor Corp. (I)	20,299	217,402
Photronics, Inc. (I)	32,627	166,071
PLX Technology, Inc. (I)	28,237	148,809
Power Integrations, Inc.	17,421	717,745
RF Micro Devices, Inc. (I)	193,658	964,417
Rubicon Technology, Inc. (I)(L)	9,521	192,324
Rudolph Technologies, Inc. (I)	24,392	209,039
Semtech Corp. (I)	43,459	757,490
Sigma Designs, Inc. (I)(L)	20,132	236,148
Silicon Image, Inc. (I)	59,989	181,167
Silicon Storage Technology, Inc. (I)	67,355	204,759
Skyworks Solutions, Inc. (I)(L)	119,680	1,867,008
Standard Microsystems Corp. (I)	16,396	381,699
Supertex, Inc. (I)	8,449	216,210
Techwell, Inc. (I)	13,421	250,973

323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc. (I)	35,376	$717,425
Trident Microsystems, Inc. (I)	52,623	91,564
TriQuint Semiconductor, Inc. (I)	107,070	749,490
Ultratech, Inc. (I)	18,437	250,743
Veeco Instruments, Inc. (I)(L)	25,632	1,114,992
Volterra Semiconductor Corp. (I)	17,117	429,637
Zoran Corp. (I)	38,609	415,433

		27,078,128
Software - 4.34%
ACI Worldwide, Inc. (I)	25,897	533,737
Actuate Corp. (I)	35,362	197,674
Advent Software, Inc. (I)(L)	11,222	502,185
American Software, Inc., Class A	20,738	120,488
ArcSight, Inc. (I)	13,520	380,588
Ariba, Inc. (I)	63,774	819,496
AsiaInfo Holdings, Inc. (I)	21,377	566,063
Blackbaud, Inc.	32,045	807,214
Blackboard, Inc. (I)(L)	21,942	914,104
Bottomline Technologies, Inc. (I)	19,021	320,123
Callidus Software, Inc. (I)	24,735	89,788
Chordiant Software, Inc. (I)	25,447	129,016
CommVault Systems, Inc. (I)	30,630	653,951
Concur Technologies, Inc. (I)(L)	28,923	1,186,132
DemandTec, Inc. (I)	15,772	109,615
Double-Take Software, Inc. (I)	14,101	125,640
Ebix, Inc. (I)(L)	15,123	241,514
Epicor Software Corp. (I)	35,694	341,235
EPIQ Systems, Inc. (I)	24,645	306,337
Fair Isaac Corp. (L)	35,040	887,914
FalconStor Software, Inc. (I)	27,255	94,847
Fortinet, Inc. (I)	3,113	54,727
GSE Systems, Inc. (I)	15,099	81,686
Informatica Corp. (I)	61,374	1,648,506
Interactive Intelligence, Inc. (I)	9,808	183,312
Jack Henry & Associates, Inc. (L)	58,283	1,402,289
JDA Software Group, Inc. (I)	22,761	633,211
Kenexa Corp. (I)	17,238	237,023
Lawson Software, Inc. (I)	100,682	665,508
Manhattan Associates, Inc. (I)	17,376	442,740
Mentor Graphics Corp. (I)	68,848	552,161
MicroStrategy, Inc., Class A (I)	6,649	565,630
Monotype Imaging Holdings, Inc. (I)	16,888	164,320
Net 1 UEPS Technologies, Inc. (I)	22,805	419,384
Netscout Systems, Inc. (I)	18,996	280,951
NetSuite, Inc. (I)(L)	12,457	181,125
Opnet Technologies, Inc.	11,199	180,528
Parametric Technology Corp. (I)(L)	82,746	1,493,565
Pegasystems, Inc.	10,861	401,857
Phoenix Technology, Ltd. (I)	25,647	82,583
Progress Software Corp. (I)	28,471	894,844
PROS Holdings, Inc. (I)	15,065	148,842
Quest Software, Inc. (I)	43,778	778,811
Radiant Systems, Inc. (I)	20,993	299,570
Rosetta Stone, Inc. (I)(L)	4,719	112,218
S1 Corp. (I)	40,197	237,162
Smith Micro Software, Inc. (I)	21,365	188,867
SolarWinds, Inc. (I)(L)	8,876	192,254
Solera Holdings, Inc.	49,270	1,904,286
SonicWALL, Inc. (I)	40,329	350,459
Sourcefire, Inc. (I)	16,380	375,921
SuccessFactors, Inc. (I)(L)	29,691	565,317
Symyx Technologies, Inc. (I)	26,683	119,807
Synchronoss Technologies, Inc. (I)	14,561	282,047
Take-Two Interactive Software, Inc. (I)(L)	58,806	579,239

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Taleo Corp. (I)	25,078	$649,771
TeleCommunication Systems, Inc. (I)	29,115	213,413
THQ, Inc. (I)(L)	50,694	355,365
TIBCO Software, Inc. (I)	125,279	1,351,760
TiVo, Inc. (I)	76,169	1,304,013
Tyler Technologies, Inc. (I)	23,052	431,994
Ultimate Software Group, Inc. (I)	18,174	598,833
VASCO Data Security International, Inc. (I)	20,989	173,159
Websense, Inc. (I)	32,779	746,378

		31,853,097

		130,814,205
Materials - 4.58%
Chemicals - 2.23%
A. Schulman, Inc.	17,068	417,654
American Vanguard Corp. (L)	15,022	122,429
Arch Chemicals, Inc.	18,173	624,969
Balchem Corp.	20,779	512,202
Calgon Carbon Corp. (I)(L)	40,224	688,635
China Green Agriculture, Inc. (I)(L)	4,645	65,030
Ferro Corp. (I)	56,977	500,828
H.B. Fuller Company	34,884	809,658
Hawkins, Inc. (L)	7,278	176,128
ICO, Inc.	15,635	126,331
Innophos Holdings, Inc.	13,008	362,923
Innospec, Inc. (I)	17,966	204,094
Koppers Holdings, Inc.	15,268	432,390
Landec Corp. (I)	22,078	146,377
LSB Industries, Inc. (I)	12,974	197,724
Minerals Technologies, Inc.	12,646	655,569
NewMarket Corp.	7,316	753,475
Olin Corp. (L)	56,052	1,099,740
OM Group, Inc. (I)	21,936	743,192
Omnova Solutions, Inc. (I)	33,289	261,319
PolyOne Corp. (I)	67,904	695,337
Quaker Chemical Corp.	9,115	247,108
Rockwood Holdings, Inc. (I)	35,978	957,734
Sensient Technologies Corp.	34,122	991,585
ShengdaTech, Inc. (I)(L)	22,151	165,911
Solutia, Inc. (I)	85,339	1,374,811
Spartech Corp. (I)	22,958	268,609
Stepan Company	5,451	304,656
STR Holdings, Inc. (I)	5,251	123,399
W.R. Grace & Company (I)	51,882	1,440,244
Westlake Chemical Corp.	13,826	356,573
Zep, Inc.	16,350	357,738
Zoltek Companies, Inc. (I)(L)	21,468	206,952

		16,391,324
Construction Materials - 0.11%
Headwaters, Inc. (I)	39,475	181,190
Texas Industries, Inc. (L)	17,246	589,296

		770,486
Containers & Packaging - 0.45%
AEP Industries, Inc. (I)	4,501	117,116
Boise, Inc. (I)	17,212	105,510
Bway Holding Company (I)	5,634	113,243
Graphic Packaging Holding Company (I)	81,428	293,955
Myers Industries, Inc.	23,787	249,288
Rock-Tenn Company, Class A	27,658	1,260,375
Silgan Holdings, Inc.	19,218	1,157,500

		3,296,987

324

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.03%
A. M. Castle & Company (I)	12,985	$169,844
Allied Nevada Gold Corp. (I)(L)	36,777	609,395
AMCOL International Corp. (L)	17,678	480,842
Brush Engineered Materials, Inc. (I)	15,144	341,800
Century Aluminum Company (I)	39,004	536,695
China Precision Steel, Inc. (I)(L)	26,213	55,047
Coeur d’Alene Mines Corp. (I)(L)	55,419	830,177
General Moly, Inc. (I)(L)	50,238	166,790
General Steel Holdings, Inc. (I)(L)	9,773	40,167
Haynes International, Inc.	9,182	326,236
Hecla Mining Company (I)(L)	167,136	914,234
Horsehead Holding Corp. (I)	26,810	317,430
Kaiser Aluminum Corp.	11,158	430,364
Olympic Steel, Inc.	6,920	225,938
Paramount Gold and Silver Corp. (I)(L)	52,550	73,045
RTI International Metals, Inc. (I)	19,268	584,398
Stillwater Mining Company (I)	30,632	397,603
Universal Stainless & Alloy Products, Inc. (I)	6,177	148,186
US Gold Corp. (I)(L)	60,089	162,240
Worthington Industries, Inc. (L)	43,753	756,489

		7,566,920
Paper & Forest Products - 0.76%
Buckeye Technologies, Inc. (I)	28,547	373,395
Clearwater Paper Corp. (I)	8,366	412,026
Deltic Timber Corp.	7,844	345,528
Domtar Corp. (I)	29,744	1,915,811
KapStone Paper and Packaging Corp. (I)	19,503	231,501
Louisiana-Pacific Corp. (I)(L)	86,073	778,961
Neenah Paper, Inc.	12,515	198,238
P.H. Glatfelter Company	33,668	487,849
Schweitzer-Mauduit International, Inc.	11,100	527,916
Wausau Paper Corp. (I)	32,154	274,595

		5,545,820

		33,571,537
Telecommunication Services - 0.90%
Diversified Telecommunication Services - 0.65%
AboveNet, Inc. (I)	8,699	441,300
Alaska Communications Systems
Group, Inc. (L)	33,928	275,495
Atlantic Tele-Network, Inc.	6,305	283,284
Cbeyond, Inc. (I)(L)	17,071	233,531
Cincinnati Bell, Inc. (I)	148,837	507,534
Cogent Communications Group, Inc. (I)(L)	33,090	344,467
Consolidated Communications Holdings, Inc.	17,483	331,478
General Communication, Inc., Class A (I)	25,249	145,687
Global Crossing, Ltd. (I)	20,497	310,530
HickoryTech Corp.	12,691	112,062
inContact, Inc. (I)	24,579	70,050
Iowa Telecommunications Services, Inc.	23,482	392,149
Neutral Tandem, Inc. (I)(L)	23,829	380,787
PAETEC Holding Corp. (I)	89,402	418,401
Premiere Global Services, Inc. (I)	44,027	363,663
SureWest Communications (I)	12,500	107,375

		4,717,793
Wireless Telecommunication Services - 0.25%
NTELOS Holdings Corp.	21,391	380,546
Shenandoah Telecommunications Company	15,666	294,521
Syniverse Holdings, Inc. (I)	48,396	942,270
USA Mobility, Inc. (I)	17,984	227,857

		1,845,194

		6,562,987

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 3.01%
Electric Utilities - 1.13%
Allete, Inc.	19,664	$658,351
Central Vermont Public Service Corp.	10,287	207,489
Cleco Corp.	43,502	1,154,978
El Paso Electric Company (I)	32,147	662,228
IDACORP, Inc.	33,223	1,150,180
MGE Energy, Inc.	15,012	530,824
PNM Resources, Inc.	63,646	797,484
Portland General Electric Company	54,129	1,045,231
The Empire District Electric Company	23,286	419,614
UIL Holding Corp.	22,195	610,363
Unisource Energy Corp.	26,278	826,180
Unitil Corp. (L)	9,619	223,642

		8,286,564
Gas Utilities - 1.14%
Chesapeake Utilities Corp.	5,954	177,429
New Jersey Resources Corp.	29,241	1,098,292
Nicor, Inc.	31,719	1,329,660
Northwest Natural Gas Company	18,235	849,751
Piedmont Natural Gas Company, Inc. (L)	51,217	1,412,565
South Jersey Industries, Inc.	20,954	879,858
Southwest Gas Corp.	31,471	941,612
The Laclede Group, Inc.	14,520	489,614
WGL Holdings, Inc.	34,730	1,203,395

		8,382,176
Independent Power Producers & Energy Traders - 0.01%
US Geothermal, Inc. (I)(L)	54,439	49,539
Multi-Utilities - 0.38%
Avista Corp. (L)	38,958	806,820
Black Hills Corp.	28,704	871,166
CH Energy Group, Inc.	10,144	414,281
NorthWestern Corp.	25,650	687,677

		2,779,944
Water Utilities - 0.35%
American States Water Company	13,880	481,636
Artesian Resources Corp. (L)	9,468	167,205
Cadiz, Inc. (I)(L)	10,737	137,111
California Water Service Group	14,031	527,706
Connecticut Water Service, Inc.	9,041	210,384
Consolidated Water Company, Ltd. (L)	11,382	154,568
Middlesex Water Company	13,394	228,368
SJW Corp.	10,425	265,004
Southwest Water Company	23,348	243,753
York Water Company (L)	11,786	162,058

		2,577,793

		22,076,016

TOTAL COMMON STOCKS (Cost $529,621,901)		$726,176,731

PREFERRED STOCKS - 0.02%
Health Care - 0.02%
Health Care Equipment & Supplies - 0.02%
Inverness Medical Innovations, Inc.,
Series B 3.000 (I)	561	148,385

TOTAL PREFERRED STOCKS (Cost $128,972)		$148,385

325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	251	$25

TOTAL WARRANTS (Cost $-)		$25

SHORT-TERM INVESTMENTS - 28.49%
Short-Term Securities* - 0.51%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$3,770,000	3,770,000
Securities Lending Collateral - 27.98%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	20,501,988	205,200,300

TOTAL SHORT-TERM INVESTMENTS (Cost $208,993,014)		$208,970,300

Total Investments (Small Cap Index Trust)
(Cost $738,743,887) - 127.51%		$935,295,441
Other assets and liabilities, net - (27.51%)		(201,775,145)

TOTAL NET ASSETS - 100.00%		$733,520,296

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.03%
Consumer Discretionary - 15.67%
Auto Components - 1.13%
Dana Holding Corp. (I)	12,100	$143,725
Dorman Products, Inc. (I)	1,275	24,212
Drew Industries, Inc. (I)	56	1,233
Exide Technologies (I)	8,927	51,330
Federal Mogul Corp. (I)	1,800	33,048
Hawk Corp. (I)	200	3,900
Modine Manufacturing Company (I)	8,662	97,361
Motorcar Parts of America, Inc. (I)	900	5,850
Shiloh Industries, Inc. (I)	500	2,825
Spartan Motors, Inc.	7,840	43,904
Standard Motor Products, Inc.	3,300	32,736
Superior Industries International, Inc.	7,111	114,345
TRW Automotive Holdings Corp. (I)	48,051	1,373,298

		1,927,767
Distributors - 0.05%
Audiovox Corp., Class A (I)	746	5,804
Core-Mark Holding Company, Inc. (I)	2,776	84,973
KSW, Inc.	700	2,562

		93,339
Diversified Consumer Services - 0.24%
Collectors Universe, Inc.	689	7,786
Jackson Hewitt Tax Service, Inc. (I)(L)	2,700	5,400
Mac-Gray Corp.	200	2,258
Regis Corp.	8,905	166,345
Service Corp. International	25,542	234,476

		416,265
Hotels, Restaurants & Leisure - 4.55%
Bally Technologies, Inc. (I)	19,899	806,705
Benihana, Inc. (I)	1,100	7,513
BJ’s Restaurants, Inc. (I)(L)	3,637	84,742
Bluegreen Corp. (I)	7,850	25,670
Bob Evans Farms, Inc.	500	15,455
Boyd Gaming Corp. (I)(L)	15,617	154,296

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.	46,457	$895,691
Canterbury Park Holding Corp. (I)	200	1,450
Churchill Downs, Inc.	1,948	73,050
DineEquity, Inc. (I)(L)	24,135	954,057
Dover Downs Gaming & Entertainment, Inc.	474	1,877
Dover Motorsports, Inc.	400	824
Full House Resorts, Inc. (I)	200	574
Gaming Partners International Corp.	500	3,095
Gaylord Entertainment Company (I)	8,700	254,823
Great Wolf Resorts, Inc. (I)	6,620	21,052
International Speedway Corp., Class A	600	15,462
Isle of Capri Casinos, Inc. (I)(L)	6,391	49,722
J. Alexander’s Corp. (I)	600	2,508
Lakes Gaming, Inc. (I)	3,980	9,154
Life Time Fitness, Inc. (I)(L)	7,200	202,320
Luby’s, Inc. (I)	3,326	13,104
Marcus Corp.	5,209	67,665
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	3,340	33,634
Monarch Casino & Resort, Inc. (I)	300	2,562
Morton’s Restaurant Group, Inc. (I)	4,361	26,646
MTR Gaming Group, Inc. (I)	3,893	7,903
Multimedia Games, Inc. (I)	5,383	20,994
O’Charley’s, Inc. (I)	5,100	45,594
Orient Express Hotels, Ltd., Class A (I)	13,860	196,535
Papa John’s International, Inc. (I)	21,837	561,429
Pinnacle Entertainment, Inc. (I)	11,371	110,754
Red Robin Gourmet Burgers, Inc. (I)	3,300	80,652
Rick’s Cabaret International, Inc. (I)	1,239	15,859
Royal Caribbean Cruises, Ltd. (I)(L)	10,607	349,925
Rubio’s Restaurants, Inc. (I)	1,900	15,010
Ruby Tuesday, Inc. (I)	9,900	104,643
Sonic Corp. (I)	57,184	631,883
Speedway Motorsports, Inc.	6,556	102,339
Texas Roadhouse, Inc., Class A (I)	65,982	916,490
The Steak N Shake Company (I)(L)	380	144,883
Vail Resorts, Inc. (I)	954	38,246
VCG Holding Corp. (I)	2,200	5,280
Wendy’s/Arby’s Group, Inc., Class A	15,600	78,000
Wyndham Worldwide Corp.	23,724	610,419

		7,760,489
Household Durables - 1.42%
Acme United Corp.	500	5,445
Bassett Furniture Industries, Inc. (I)	2,483	14,004
Beazer Homes USA, Inc. (I)(L)	16,400	74,456
Blyth, Inc.	200	6,250
Brookfield Homes Corp. (I)(L)	5,907	51,627
Cavco Industries, Inc. (I)	329	11,232
Craftmade International, Inc. (I)	100	500
Emerson Radio Corp.	100	217
Ethan Allen Interiors, Inc. (L)	47,134	972,374
Furniture Brands International, Inc. (I)	12,100	77,803
Helen of Troy, Ltd. (I)	834	21,734
Hooker Furniture Corp.	2,555	41,084
Jarden Corp.	9,832	327,307
Kid Brands, Inc. (I)	3,500	30,275
La-Z-Boy, Inc. (I)	7,500	94,050
Lennar Corp., Class A	16,000	275,360
Lennar Corp., Class B	400	5,580
Lifetime Brands, Inc. (I)	1,201	14,172
M/I Homes, Inc. (I)	3,830	56,110
Meritage Homes Corp. (I)	6,500	136,500
Mohawk Industries, Inc. (I)	600	32,628
Palm Harbor Homes, Inc. (I)	286	575

326

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Pulte Group, Inc. (I)	1,581	$17,786
Ryland Group, Inc.	759	17,032
Skyline Corp.	1,252	23,287
Standard Pacific Corp. (I)	22,200	100,344
Stanley Furniture Company, Inc. (I)	1,770	17,983
Toll Brothers, Inc. (I)	200	4,160

		2,429,875
Internet & Catalog Retail - 0.04%
1-800-Flowers.com, Inc., Class A (I)	2,494	6,260
dELiA*s, Inc. (I)	5,085	8,797
Gaiam, Inc., Class A	2,400	19,920
US Auto Parts Network, Inc. (I)	800	6,016
ValueVision Media, Inc. (I)	6,700	22,244

		63,237
Leisure Equipment & Products - 0.16%
Aldila, Inc. (I)	1,240	6,770
Arctic Cat, Inc. (I)	3,206	34,785
Callaway Golf Company (L)	10,625	93,713
Jakks Pacific, Inc. (I)	400	5,220
Leapfrog Enterprises, Inc. (I)	1,000	6,550
RC2 Corp. (I)	3,193	47,799
Smith & Wesson Holding Corp. (I)(L)	3,256	12,308
Sport Supply Group, Inc.	2,437	32,753
Steinway Musical Instruments, Inc. (I)	1,230	23,161
The Nautilus Group, Inc. (I)	1,000	3,020

		266,079
Media - 1.63%
AH Belo Corp. (I)	4,500	32,265
Alloy, Inc. (I)	3,778	30,980
Ascent Media Corp., Class A (I)	1,120	30,520
Ballantyne of Omaha, Inc. (I)	2,547	13,754
Beasley Broadcasting Group, Inc. (I)	201	834
Cinemark Holdings, Inc.	3,320	60,889
Clear Channel Outdoor Holdings, Inc. (I)	3,300	35,013
Dolan Media Company (I)	614	6,674
EW Scripps Company (I)	8,600	72,670
Fisher Communications, Inc. (I)	1,962	27,664
Gray Television, Inc. (I)	11,900	27,370
Harte-Hanks, Inc.	1,221	15,702
Journal Communications, Inc. (I)	8,370	35,154
Lee Enterprises, Inc. (I)	10,296	34,903
Liberty Media Corp., Series A (I)	10,600	385,522
McClatchy Company, Class A (I)(L)	13,300	65,303
Media General, Inc., Class A (I)(L)	4,653	38,573
New Frontier Media, Inc. (I)	4,684	9,368
Outdoor Channel Holdings, Inc. (I)	1,020	6,722
Radio One, Inc., Class D (I)	2,600	7,930
RHI Entertainment, Inc. (I)	200	35
Salem Communications Corp., Class A (I)	2,700	9,666
The Interpublic Group of
Companies, Inc. (I)(L)	116,882	972,458
World Wrestling Entertainment,
Inc., Class A (L)	49,403	854,672

		2,774,641
Multiline Retail - 0.35%
99 Cents Only Stores (I)	4	65
Dillard’s, Inc., Class A (L)	12,062	284,663
Fred’s, Inc., Class A	2,704	32,394
Retail Ventures, Inc. (I)	10,666	101,434
Saks, Inc. (I)(L)	17,605	151,403
Tuesday Morning Corp. (I)	3,900	25,701

		595,660

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 3.31%
A.C. Moore Arts & Crafts, Inc. (I)	5,768	$16,900
Americas Car-Mart, Inc. (I)	1,468	35,408
Barnes & Noble, Inc. (L)	8,976	194,061
Bebe Stores, Inc.	3,700	32,930
Big 5 Sporting Goods Corp.	611	9,299
Books-A-Million, Inc. (L)	3,923	28,403
Borders Group, Inc. (I)(L)	13,400	23,048
Brown Shoe Company, Inc.	8,329	128,933
Build A Bear Workshop, Inc. (I)	5,200	37,024
Cabela’s, Inc. (I)(L)	12,199	213,361
Cache, Inc. (I)	3,100	17,081
Casual Male Retail Group, Inc. (I)	1,908	7,355
Charming Shoppes, Inc. (I)	19,191	104,783
Christopher & Banks Corp.	8,648	69,184
Citi Trends, Inc. (I)	23,154	751,116
Coldwater Creek, Inc. (I)	738	5,122
Collective Brands, Inc. (I)	7,400	168,276
Conn’s, Inc. (I)(L)	5,534	43,331
Destination Maternity Corp. (I)	997	25,583
DSW, Inc., Class A (I)	2,714	69,288
Foot Locker, Inc.	28,322	425,963
Genesco, Inc. (I)	3,995	123,885
Golfsmith International Holdings, Inc. (I)	700	2,821
Group 1 Automotive, Inc. (I)(L)	5,064	161,339
Haverty Furniture Companies, Inc.	3,200	52,224
Hot Topic, Inc.	3,400	22,100
J. Crew Group, Inc. (I)(L)	17,471	801,919
Jo-Ann Stores, Inc. (I)	401	16,834
Lithia Motors, Inc., Class A (I)(L)	3,969	25,402
MarineMax, Inc. (I)	6,091	65,539
New York & Company, Inc. (I)	13,200	63,228
Office Depot, Inc. (I)	16,863	134,567
Pacific Sunwear of California, Inc. (I)	16,100	85,491
Penske Auto Group, Inc. (I)	54,442	785,054
Pier 1 Imports, Inc. (I)	6,000	38,220
Rent-A-Center, Inc. (I)	5,500	130,075
Shoe Carnival, Inc. (I)	3,153	72,078
Signet Jewelers, Ltd. (I)	1,600	51,744
Stage Stores, Inc.	5,900	90,801
Stein Mart, Inc. (I)	2,700	24,381
Systemax, Inc.	1,422	30,914
The Finish Line, Inc.	8,484	138,459
The Men’s Wearhouse, Inc.	7,100	169,974
The PEP Boys - Manny, Moe & Jack	9,900	99,495
West Marine, Inc. (I)	5,605	60,814

		5,653,807
Textiles, Apparel & Luxury Goods - 2.79%
Carter’s, Inc. (I)	28,898	871,275
Crocs, Inc. (I)	7,100	62,267
Culp, Inc. (I)	130	1,559
Delta Apparel, Inc. (I)	200	3,120
G-III Apparel Group, Ltd. (I)	2,803	77,251
Hanesbrands, Inc. (I)	34,633	963,490
Heelys, Inc. (I)	2,094	4,984
Iconix Brand Group, Inc. (I)	8,341	128,118
Jones Apparel Group, Inc.	12,700	241,554
K-Swiss, Inc., Class A (I)	5,219	54,591
Kenneth Cole Productions, Inc., Class A (I)	1,800	23,058
Lakeland Industries, Inc. (I)	1,110	9,435
Lazare Kaplan International, Inc. (I)	300	750
Liz Claiborne, Inc. (I)(L)	19,522	145,048
Movado Group, Inc. (I)(L)	4,400	49,632
Perry Ellis International, Inc. (I)	3,200	72,480
Phillips-Van Heusen Corp.	29,620	1,699,003

327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Quiksilver, Inc. (I)	24,200	$114,466
RG Barry Corp.	962	9,812
Rocky Brands, Inc. (I)	1,204	11,486
Skechers U.S.A., Inc., Class A (I)	4,128	149,929
Tandy Brands Accessories, Inc. (I)	300	1,080
The Timberland Company, Class A (I)	938	20,017
Unifi, Inc. (I)	9,142	33,277
Unifirst Corp.	290	14,935

		4,762,617

		26,743,776
Consumer Staples - 2.90%
Beverages - 0.27%
Central European Distribution Corp. (I)(L)	6,619	231,731
Constellation Brands, Inc., Class A (I)	13,100	215,364
Craft Brewers Alliance, Inc. (I)	900	2,232
MGP Ingredients, Inc. (I)	1,500	11,520

		460,847
Food & Staples Retailing - 0.40%
Ingles Markets, Inc.	3,025	45,466
Nash Finch Company	3,300	111,045
Ruddick Corp.	205	6,486
Spartan Stores, Inc.	5,800	83,636
SUPERVALU, Inc.	2,500	41,700
Susser Holdings Corp. (I)	3,656	30,893
The Andersons, Inc.	3,123	104,558
The Pantry, Inc. (I)	3,603	45,001
Weis Markets, Inc.	2,432	88,428
Winn-Dixie Stores, Inc. (I)	9,551	119,292

		676,505
Food Products - 1.85%
B&G Foods, Inc.	7,386	77,405
Chiquita Brands International, Inc. (I)(L)	6,767	106,445
Del Monte Foods Company	21,882	319,477
Farmer Brothers Company	555	10,401
Flowers Foods, Inc. (L)	31,052	768,226
Fresh Del Monte Produce, Inc. (I)	6,404	129,681
HQ Sustainable Maritime Industries, Inc. (I)	2,756	16,536
Imperial Sugar Company	3,400	52,734
Omega Protein Corp. (I)	4,043	23,247
Ralcorp Holdings, Inc. (I)	3,700	250,786
Seneca Foods Corp., Class A (I)	400	11,648
Smart Balance, Inc. (I)	4,900	31,752
Smithfield Foods, Inc. (I)	16,063	333,147
Tasty Baking Company	600	4,332
The Hain Celestial Group, Inc. (I)(L)	5,737	99,537
TreeHouse Foods, Inc. (I)(L)	21,043	923,156

		3,158,510
Household Products - 0.01%
Central Garden & Pet Company (I)	1,670	16,483
Personal Products - 0.20%
CCA Industries, Inc.	1,277	7,407
Elizabeth Arden, Inc. (I)	5,582	100,476
Inter Parfums, Inc.	5,032	74,574
Mannatech, Inc.	2,400	8,016
Nutraceutical International Corp. (I)	2,300	34,362
Parlux Fragrances, Inc. (I)	2,749	5,525
Prestige Brands Holdings, Inc. (I)	11,800	106,200

		336,560
Tobacco - 0.17%
Alliance One International, Inc. (I)(L)	23,364	118,923

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp. (L)	3,297	$173,719

		292,642

		4,941,547
Energy - 7.75%
Energy Equipment & Services - 3.87%
Allis-Chalmers Energy, Inc. (I)	17,558	62,155
Basic Energy Services, Inc. (I)	10,800	83,268
Bolt Technology Corp. (I)	1,328	15,020
Bristow Group, Inc. (I)	5,933	223,852
Bronco Drilling Company, Inc. (I)	7,571	35,584
Cal Dive International, Inc. (I)	9,196	67,407
Complete Production Services, Inc. (I)	70,663	816,158
Dawson Geophysical Company (I)	800	23,392
Dresser-Rand Group, Inc. (I)	25,721	808,154
ENGlobal Corp. (I)	5,500	15,235
Exterran Holdings, Inc. (I)(L)	8,722	210,811
Geokinetics, Inc. (I)	2,332	16,814
Global Industries, Ltd. (I)	18,100	116,202
Gulf Islands Fabrication, Inc.	2,369	51,526
Gulfmark Offshore, Inc., Class A (I)	4,500	119,475
Helix Energy Solutions Group, Inc (I)	13,700	178,511
Hercules Offshore, Inc. (I)	15,100	65,081
Hornbeck Offshore Services, Inc. (I)	4,500	83,565
Key Energy Services, Inc. (I)	19,135	182,739
Matrix Service Company (I)	300	3,228
Mitcham Industries, Inc. (I)	2,500	18,075
Natural Gas Services Group, Inc. (I)	2,718	43,135
Newpark Resources, Inc. (I)	17,559	92,185
Oceaneering International, Inc. (I)	14,073	893,495
Oil States International, Inc. (I)	8,644	391,919
Omni Energy Services Corp. (I)	4,100	7,913
OYO Geospace Corp. (I)	843	40,304
Parker Drilling Company (I)	21,638	106,675
Patterson-UTI Energy, Inc.	23,367	326,437
PHI, Inc. (I)	2,910	61,634
Pioneer Drilling Company (I)	13,400	94,336
Rowan Companies, Inc. (I)	11,300	328,943
SEACOR Holdings, Inc. (I)	2,100	169,386
Seahawk Drilling, Inc. (I)	1,232	23,223
Superior Energy Services, Inc. (I)	5,100	107,202
Superior Well Services, Inc. (I)(L)	2,500	33,450
T-3 Energy Services, Inc. (I)	2,579	63,340
TetraTechnologies, Inc. (I)	9,546	116,652
TGC Industries, Inc. (I)	3,720	15,029
Tidewater, Inc. (L)	4,200	198,534
Trico Marine Services, Inc. (I)(L)	4,500	10,440
Union Drilling, Inc. (I)	6,691	41,217
Unit Corp. (I)	4,557	192,670
Willbros Group, Inc. (I)	5,000	60,050

		6,614,421
Oil, Gas & Consumable Fuels - 3.88%
Alon USA Energy, Inc. (L)	6,912	50,112
Approach Resources, Inc. (I)	4,325	39,271
Arena Resources, Inc. (I)	18,787	627,486
Atlas Energy, Inc. (I)	4,154	129,272
ATP Oil & Gas Corp. (I)(L)	9,700	182,457
Berry Petroleum Company, Class A (L)	5,400	152,064
Bill Barrett Corp. (I)	2,400	73,704
Cimarex Energy Company	2,765	164,186
Clayton Williams Energy, Inc. (I)	767	26,830
Comstock Resources, Inc. (I)	16,383	520,979
Contango Oil & Gas Company (I)	600	30,690
Crosstex Energy, Inc. (I)	9,800	85,162

328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc. (I)	12,800	$112,000
Delek US Holdings, Inc.	8,065	58,713
Denbury Resources, Inc. (I)	5,050	85,194
Double Eagle Petroleum &
Mining Company (I)	2,117	8,997
Energy Partners, Ltd. (I)	4,352	53,007
Forest Oil Corp. (I)(L)	30,605	790,221
Frontier Oil Corp.	5,700	76,950
General Maritime Corp.	12,120	87,143
Georesources, Inc. (I)	3,257	49,734
Green Plains Renewable Energy, Inc. (I)	800	11,416
Gulfport Energy Corp. (I)	251	2,821
Harvest Natural Resources, Inc. (I)	8,000	60,240
HKN, Inc. (I)	1,116	3,370
International Coal Group, Inc. (I)(L)	21,729	99,302
Mariner Energy, Inc. (I)	500	7,485
Overseas Shipholding Group, Inc.	4,637	181,910
Patriot Coal Corp. (I)(L)	13,000	265,980
Penn Virginia Corp.	43,709	1,070,871
Petroleum Development Corp. (I)	5,120	118,630
Petroquest Energy, Inc. (I)	8,550	43,007
Rex Energy Corp. (I)	2,945	33,544
Rosetta Resources, Inc. (I)	4,800	113,040
St. Mary Land & Exploration Company	1,000	34,810
Sunoco, Inc.	6,100	181,231
Swift Energy Company (I)	4,000	122,960
Teekay Corp.	3,900	88,686
Tesoro Corp.	20,200	280,780
USEC, Inc. (I)	22,339	128,896
Western Refining, Inc. (I)(L)	12,066	66,363
Whiting Petroleum Corp. (I)	3,700	299,108

		6,618,622

		13,233,043
Financials - 21.79%
Commercial Banks - 8.02%
1st Source Corp.	2,519	44,208
Ameris Bancorp	3,669	33,131
Associated Banc Corp.	11,700	161,460
BancFirst Corp.	20,947	877,889
Bancorp, Inc. (I)	4,867	43,316
BancTrust Financial Group, Inc. (L)	4,850	23,523
Bank of Florida Corp. (I)(L)	2,454	1,939
Bank of the Ozarks, Inc.	1,616	56,867
Banner Corp.	800	3,072
Boston Private Financial Holdings, Inc.	17,873	131,724
Cadence Financial Corp. (I)	600	1,098
Camden National Corp.	300	9,633
Capital City Bank Group, Inc.	1,822	25,964
CapitalSource, Inc.	22,200	124,098
Capitol Bancorp, Ltd. (I)(L)	4,076	9,864
Cardinal Financial Corp.	7,363	78,637
Cascade Financial Corp. (I)	1,636	3,207
Cathay General Bancorp	9,693	112,923
Center Bancorp, Inc. (L)	2,746	22,819
Center Financial Corp. (I)	4,109	19,929
Centerstate Banks, Inc.	200	2,450
Central Pacific Financial Corp. (I)(L)	5,915	9,937
Chemical Financial Corp.	2,540	59,995
City Holding Company	300	10,287
City National Corp.	1,100	59,367
CoBiz Financial, Inc.	8,986	55,983
Columbia Banking System, Inc.	46,165	937,611
Commerce Bancshares, Inc.	19,802	814,654

Small Cap Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Community Bank Systems, Inc.		1,300	$29,614
Community Trust Bancorp, Inc. (L)		23,813	645,094
Crescent Financial Corp. (I)		1,656	5,713
CVB Financial Corp. (L)		2,900	28,797
Danvers Bancorp, Inc.		3,900	53,937
East West Bancorp, Inc. (L)		12,390	215,834
Encore Bancshares, Inc. (I)		2,204	20,872
Enterprise Financial Services Corp.		2,542	28,115
Fidelity Southern Corp. (I)		1,496	8,542
Financial Institutions, Inc.		2,543	37,179
First Bancorp (L)		2,780	37,586
First BanCorp/Puerto Rico (L)		9,700	23,377
First Busey Corp.		5,529	24,438
First Commonwealth Financial Corp.		12,500	83,875
First Community Bancshares, Inc.		430	5,319
First Financial
Bancorp.	.	1,400	24,906
First Financial Bankshares, Inc. (L)		10,648	548,904
First Financial Corp.		1,069	30,958
First Horizon National Corp. (I)		20,621	289,724
First Merchants Corp.		5,525	38,454
First Midwest Bancorp, Inc. (L)		79,725	1,080,274
First Security Group, Inc.		3,000	6,480
First South Bancorp, Inc. (L)		1,628	20,350
FirstMerit Corp.		38,881	838,663
FNB Corp. (L)		14,100	114,351
FNB United Corp. (L)		2,500	3,025
Fulton Financial Corp.		14,400	146,736
German American Bancorp, Inc.		400	6,052
Glacier Bancorp, Inc. (L)		3,300	50,259
Great Southern Bancorp, Inc.		711	15,955
Greene County Bancshares, Inc. (I)(L)		2,987	24,374
Hampden Bancorp, Inc.		1,142	11,420
Hampton Roads Bankshares, Inc. (L)		1,900	2,964
Hanmi Financial Corp. (I)(L)		14,200	34,080
Heartland Financial USA, Inc.		993	15,858
Heritage Commerce Corp. (I)		2,565	10,722
Home Bancorp, Inc. (I)		100	1,400
Huntington Bancshares, Inc.		56,153	301,542
IBERIABANK Corp.		771	46,268
Independent Bank Corp. (L)		3,031	74,744
Independent Bank Corp. (L)		2,068	1,448
International Bancshares Corp. (L)		7,200	165,528
Intervest Bancshares Corp. (I)		1,211	4,783
Investors Bancorp, Inc. (I)		452	5,966
Lakeland Bancorp, Inc. (L)		5,982	52,941
Lakeland Financial Corp.		3,000	57,150
Macatawa Bank Corp. (I)(L)		4,197	7,345
MainSource Financial Group, Inc.		4,725	31,799
MB Financial, Inc.		6,717	151,334
MBT Financial Corp.		3,023	4,172
Mercantile Bank Corp.		1,266	4,975
Nara Bancorp, Inc. (I)		6,614	57,939
National Penn Bancshares, Inc.		21,900	151,110
NBT Bancorp, Inc.		900	20,565
NewBridge Bancorp (I)		861	3,057
North Valley Bancorp (I)		1,223	2,152
Northfield Bancorp, Inc.		2,128	30,813
Old National Bancorp		16,000	191,200
Old Second Bancorp, Inc. (L)		3,621	23,862
Oriental Financial Group, Inc.		5,700	76,950
Pacific Capital Bancorp (I)(L)		6,843	12,386
Pacific Continental Corp.		100	1,050
Pacific Mercantile Bancorp (I)		2,510	6,903
PacWest Bancorp (L)		1,300	29,666

329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Peoples Bancorp, Inc.	2,761	$45,501
Pinnacle Financial Partners, Inc. (I)	4,760	71,924
Preferred Bank/Los Angeles CA (I)	943	1,282
PrivateBancorp, Inc.	1,300	17,810
Renasant Corp. (L)	5,233	84,670
S&T Bancorp, Inc.	700	14,630
Sandy Spring Bancorp, Inc.	4,280	64,200
SCBT Financial Corp. (L)	800	29,632
Seacoast Banking Corp. of Florida (I)	1,900	3,249
Sierra Bancorp (L)	1,408	18,149
Simmons First National Corp., Class A	400	11,028
Somerset Hills Bancorp	300	2,412
Southern Community Financial Corp. (I)	3,274	7,268
Southwest Bancorp, Inc.	3,448	28,515
State Bancorp, Inc.	2,498	19,659
StellarOne Corp.	3,501	46,808
Sterling Bancorp	1,900	19,095
Sterling Bancshares, Inc.	10,763	60,058
Sun Bancorp, Inc. (I)	1,257	4,953
Superior Bancorp (I)(L)	2,196	6,961
Susquehanna Bancshares, Inc. (L)	14,999	147,140
SVB Financial Group (I)	3,000	139,980
Synovus Financial Corp. (L)	47,485	156,226
Taylor Capital Group, Inc. (I)(L)	2,618	33,982
Texas Capital Bancshares, Inc. (I)(L)	1,213	23,035
TIB Financial Corp. (I)(L)	3,025	2,148
Tompkins Financial Corp.	400	14,592
Tower Bancorp, Inc.	137	3,667
TowneBank (L)	1,100	15,356
TriCo Bancshares	700	13,930
Trustmark Corp.	1,400	34,202
Umpqua Holdings Corp. (L)	18,156	240,749
Union Bankshares Corp.	2,728	41,193
United Bankshares, Inc. (L)	2,100	55,062
United Community Banks, Inc. (I)	7,725	34,067
Univest Corp. of Pennsylvania	1,000	18,690
Virginia Commerce Bancorp, Inc. (I)	6,634	44,116
Washington Banking Company	2,041	25,696
Washington Trust Bancorp, Inc.	2,900	54,056
Webster Financial Corp.	12,753	223,050
WesBanco, Inc.	4,352	70,764
West Coast Bancorp	395	1,019
Western Alliance Bancorp (I)	11,336	64,502
Whitney Holding Corp.	16,005	220,709
Wilmington Trust Corp.	9,000	149,130
Wilshire Bancorp, Inc.	5,461	60,235
Wintrust Financial Corp.	4,248	158,068
Yadkin Valley Financial Corp.	3,000	12,900
Zions Bancorporation (L)	57,348	1,251,333

		13,684,835
Consumer Finance - 0.65%
Advance America Cash Advance Centers, Inc.	4,800	27,936
AmeriCredit Corp. (I)(L)	22,249	528,636
Cash America International, Inc.	4,000	157,920
CompuCredit Holdings Corp.	10,161	52,431
Nelnet, Inc., Class A	5,662	105,087
The First Marblehead Corp. (I)	14,086	40,004
The Student Loan Corp.	2,422	86,054
World Acceptance Corp. (I)	3,058	110,333

		1,108,401
Diversified Financial Services - 2.64%
Affiliated Managers Group, Inc. (I)(L)	8,959	707,761
American Capital, Ltd. (I)	55,500	281,940

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Asset Acceptance Capital Corp. (I)	4,739	$29,903
Asta Funding, Inc. (L)	3,079	21,676
Calamos Asset Management, Inc.	800	11,472
Capital Southwest Corp.	902	81,974
Cowen Group, Inc., Class A (I)	991	5,609
Encore Capital Group, Inc. (I)	4,881	80,292
FirstCity Financial Corp. (I)	2,100	14,700
GAMCO Investors, Inc., Class A	11,182	508,781
GFI Group, Inc.	5,428	31,374
Harris & Harris Group, Inc. (I)	5,729	26,411
Interactive Brokers Group, Inc., Class A (I)	1,200	19,380
International Assets Holding Corp. (I)	687	10,284
Investment Technology Group, Inc. (I)	1,297	21,647
JMP Group, Inc.	3,000	25,500
KBW, Inc. (I)(L)	29,511	793,846
Marlin Business Services Corp. (I)	1,458	14,799
MCG Capital Corp. (I)	19,300	100,553
Medallion Financial Corp.	1,450	11,542
MF Global Holdings, Ltd. (I)	21,300	171,891
MicroFinancial, Inc.	400	1,544
NewStar Financial, Inc. (I)	9,458	60,342
Penson Worldwide, Inc. (I)(L)	6,566	66,120
PHH Corp. (I)(L)	8,076	190,351
PICO Holdings, Inc. (I)	523	19,450
Piper Jaffray Companies (I)	3,800	153,140
Resource America, Inc.	3,100	14,880
Safeguard Scientifics, Inc. (I)	5,050	65,650
SEI Investments Company	40,227	883,787
SWS Group, Inc.	6,700	77,251
Thomas Weisel Partners Group, Inc. (I)	2,789	10,933

		4,514,783
Insurance - 6.69%
21st Century Holding Company	1,090	4,447
Affirmative Insurance Holdings, Inc. (I)	3,456	16,243
Alleghany Corp. (I)	714	207,631
Allied World Assurance
Company Holdings, Ltd.	4,000	179,400
American Equity Investment Life
Holding Company	11,200	119,280
American Financial Group, Inc.	8,539	242,935
American National Insurance Company	2,200	249,788
American Physicians Capital, Inc.	400	12,780
American Safety Insurance Holdings, Ltd. (I)	2,457	40,762
AMERISAFE, Inc. (I)	2,200	36,014
Amtrust Financial Services, Inc.	3,300	46,035
Argo Group International Holdings, Ltd.	4,128	134,532
Arthur J. Gallagher & Company	28,033	688,210
Aspen Insurance Holdings, Ltd.	15,600	449,904
Assurant, Inc.	9,300	319,734
Assured Guaranty, Ltd.	13,700	300,989
Citizens, Inc., Class A (I)	2,000	13,820
CNA Surety Corp. (I)	8,259	146,928
Conseco, Inc. (I)	25,800	160,476
Delphi Financial Group, Inc.	6,600	166,056
Donegal Group, Inc.	5,281	76,627
Eastern Insurance Holdings, Inc.	2,742	27,804
eHealth, Inc. (I)	8,302	130,757
EMC Insurance Group, Inc.	1,920	43,238
Employers Holdings, Inc.	900	13,365
Endurance Specialty Holdings, Ltd.	5,700	211,755
Enstar Group, Ltd. (I)	400	27,664
FBL Financial Group, Inc., Class A	5,034	123,232
Fidelity National Financial, Inc., Class A	12,300	182,286
First Acceptance Corp. (I)	7,986	16,291

330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First American Corp.	7,308	$247,303
First Mercury Financial Corp.	2,500	32,575
Flagstone Reinsurance Holdings, Ltd.	15,800	181,068
FPIC Insurance Group, Inc. (I)	29,105	789,037
Greenlight Capital Re, Ltd., Class A (I)	800	21,344
Hallmark Financial Services, Inc. (I)	5,040	45,360
Hanover Insurance Group, Inc.	19,325	842,763
Harleysville Group, Inc.	900	30,384
HCC Insurance Holdings, Inc.	8,900	245,640
Hilltop Holdings, Inc. (I)	10,034	117,900
Horace Mann Educators Corp.	6,694	100,812
Independence Holding Company	2,900	27,521
Max Capital Group, Ltd.	9,193	211,347
MBIA, Inc. (I)	36,546	229,143
Meadowbrook Insurance Group, Inc.	10,879	85,944
Mercer Insurance Group, Inc.	1,412	25,416
Montpelier Re Holdings, Ltd.	12,380	208,108
National Financial Partners Corp. (I)	10,111	142,565
National Interstate Corp.	726	15,035
Navigators Group, Inc. (I)	900	35,397
Old Republic International Corp.	18,816	238,587
OneBeacon Insurance Group, Ltd.	2,200	37,950
Platinum Underwriters Holdings, Ltd.	3,800	140,904
ProAssurance Corp. (I)	2,500	146,350
Protective Life Corp.	4,919	108,169
Reinsurance Group of America, Inc.	5,674	297,998
RenaissanceRe Holdings, Ltd.	4,400	249,744
RLI Corp.	500	28,510
Safety Insurance Group, Inc.	2,586	97,415
SeaBright Insurance Holdings, Inc.	2,401	26,435
StanCorp Financial Group, Inc.	3,400	161,942
State Auto Financial Corp.	3,024	54,281
Stewart Information Services Corp.	3,766	51,971
The Phoenix Companies, Inc. (I)	22,438	54,300
Tower Group, Inc.	1,625	36,026
Transatlantic Holdings, Inc.	7,141	377,045
United America Indemnity, Ltd. (I)	4,586	43,888
United Fire & Casualty Company	1,985	35,710
Unitrin, Inc.	9,135	256,237
Universal Insurance Holdings, Inc.	1,713	8,668
Validus Holdings, Ltd.	10,100	278,053
White Mountains Insurance Group, Ltd.	1,340	475,700
Zenith National Insurance Corp.	5,021	192,405

		11,421,933
Real Estate Investment Trusts - 2.24%
Alexandria Real Estate Equities, Inc. (L)	10,424	704,662
Digital Realty Trust, Inc. (L)	15,400	834,680
LaSalle Hotel Properties (L)	44,791	1,043,630
Senior Housing Properties Trust	29,869	661,598
Universal Health Realty Income Trust	16,339	577,420

		3,821,990
Real Estate Management & Development - 0.13%
Avatar Holdings, Inc. (I)	1,356	29,479
Forest City Enterprises, Inc., Class A (I)(L)	12,002	172,949
Market Leader, Inc. (I)	700	1,400
Thomas Properties Group, Inc.	4,600	15,318
ZipRealty, Inc. (I)	900	4,410

		223,556
Thrifts & Mortgage Finance - 1.42%
Abington Bancorp, Inc. (L)	5,640	44,556
Astoria Financial Corp.	17,660	256,070
Atlantic Coast Federal Corp.	539	1,401
B of I Holding, Inc. (I)	2,314	32,234

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Bank Mutual Corp.	1,861	$12,097
BankAtlantic Bancorp, Inc. (I)(L)	7,440	13,169
BankFinancial Corp.	4,539	41,623
Beneficial Mutual Bancorp, Inc. (I)	300	2,844
Berkshire Hill Bancorp, Inc.	2,076	38,053
Brookline Bancorp, Inc.	6,000	63,840
Dime Community Bancshares	1,900	23,997
Doral Financial Corp. (I)(L)	5,000	21,550
ESSA Bancorp, Inc.	3,951	49,546
Federal Agricultural Mortgage Corp., Class C	1,613	18,275
First Defiance Financial Corp.	751	7,600
First Financial Holdings, Inc.	3,200	48,192
First Financial Northwest, Inc.	1,838	12,554
First Niagara Financial Group, Inc.	14,100	200,502
First Place Financial Corp.	400	1,596
Flushing Financial Corp.	8,262	104,597
Home Federal Bancorp, Inc.	1,720	24,957
Hopfed Bancorp, Inc.	400	4,800
K-Fed Bancorp	2,409	21,488
Legacy Bancorp, Inc.	2,286	21,694
Louisiana Bancorp, Inc. (I)	100	1,451
Meridian Interstate Bancorp, Inc. (I)	1,979	20,582
MGIC Investment Corp. (I)(L)	18,300	200,751
New England Bancshares, Inc.	100	759
NewAlliance Bancshares, Inc.	18,371	231,842
Northeast Community Bancorp, Inc. (L)	1,932	13,891
Northwest Bancshares, Inc.	2,250	26,415
OceanFirst Financial Corp.	1,700	19,312
Ocwen Financial Corp. (I)	12,954	143,660
People’s United Financial, Inc.	1,383	21,630
Provident Financial Holdings, Inc.	1,143	3,978
Radian Group, Inc. (L)	17,384	271,886
Riverview Bancorp, Inc. (I)	500	1,150
Roma Financial Corp.	100	1,254
Rome Bancorp, Inc.	698	5,765
The PMI Group, Inc. (I)(L)	19,900	107,858
TierOne Corp. (I)(L)	2,328	745
Tree.com, Inc. (I)	2,800	25,620
United Financial Bancorp, Inc.	4,037	56,437
United Western Bancorp, Inc.	1,286	1,968
Washington Federal, Inc.	7,300	148,336
Waterstone Financial, Inc. (I)	2,000	7,240
Westfield Financial, Inc.	3,927	36,089

		2,415,854

		37,191,352
Health Care - 10.34%
Biotechnology - 0.71%
Abraxis BioScience, Inc. (I)	100	5,175
Celera Corp. (I)	15,034	106,741
Facet Biotech Corp. (I)	2,300	62,077
InterMune, Inc. (I)(L)	20,925	932,627
Martek Biosciences Corp. (I)(L)	1,900	42,769
Maxygen, Inc. (I)	9,000	59,130
MediciNova, Inc. (I)	500	3,755

		1,212,274
Health Care Equipment & Supplies - 2.56%
Analogic Corp.	400	17,092
AngioDynamics, Inc. (I)	5,961	93,111
Anika Therapeutics, Inc. (I)	3,400	24,242
Cantel Medical Corp.	1,400	27,790
Cardiac Science Corp. (I)	500	935
CONMED Corp. (I)	3,500	83,335
Cutera, Inc. (I)	3,480	36,088

331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cynosure, Inc. (I)	2,539	$28,538
Digirad Corp. (I)	3,100	6,355
ev3, Inc. (I)	59,665	946,287
Exactech, Inc. (I)	500	10,485
Greatbatch, Inc. (I)	900	19,071
HealthTronics, Inc. (I)	11,490	41,134
Invacare Corp. (L)	36,165	959,819
Inverness Medical Innovations, Inc. (I)	13,675	532,641
LeMaitre Vascular, Inc. (I)	700	3,150
Medical Action Industries, Inc. (I)	800	9,816
Misonix, Inc. (I)	500	1,120
Natus Medical, Inc. (I)	500	7,955
Osteotech, Inc. (I)	3,048	11,948
Palomar Medical Technologies, Inc. (I)	300	3,258
RTI Biologics, Inc. (I)	12,697	54,978
Solta Medical, Inc. (I)	2,900	6,235
SonoSite, Inc. (I)(L)	758	24,339
Spectranetics Corp. (I)	1,440	9,950
Symmetry Medical, Inc. (I)	8,474	85,079
Teleflex, Inc.	400	25,628
The Cooper Companies, Inc. (L)	31,481	1,223,981
TomoTherapy, Inc. (I)	11,111	37,889
TranS1, Inc. (I)	400	1,300
Wright Medical Group, Inc. (I)	200	3,554
Young Innovations, Inc.	500	14,080
Zoll Medical Corp. (I)	500	13,180

		4,364,363
Health Care Providers & Services - 3.97%
Allied Healthcare International, Inc. (I)	11,800	32,096
American Dental Partners, Inc. (I)	3,854	50,295
AMERIGROUP Corp. (I)	200	6,648
AMN Healthcare Services, Inc. (I)	4,149	36,511
AmSurg Corp. (I)	5,800	125,222
Animal Health International, Inc. (I)	601	1,136
Assisted Living Concepts, Inc. (I)	2,424	79,604
Brookdale Senior Living, Inc. (I)	8,594	179,013
Capital Senior Living Corp. (I)	7,026	36,957
Centene Corp. (I)	1,000	24,040
Community Health Systems, Inc. (I)	14,200	524,406
Continucare Corp. (I)	300	1,110
Coventry Health Care, Inc. (I)	11,700	289,224
Cross Country Healthcare, Inc. (I)	500	5,055
Dialysis Corp. Of America (I)	200	1,242
Dynacq Healthcare, Inc. (I)	600	1,770
Emdeon, Inc., Class A (I)	45,694	754,865
Five Star Quality Care, Inc. (I)	7,280	22,204
Gentiva Health Services, Inc. (I)	28,588	808,469
Hanger Orthopedic Group, Inc. (I)	200	3,636
Health Net, Inc. (I)	17,388	432,440
Healthspring, Inc. (I)	10,800	190,080
Healthways, Inc. (I)	977	15,700
Integramed America, Inc. (I)	300	2,643
inVentiv Health, Inc. (I)	5,862	131,661
Kindred Healthcare, Inc. (I)	500	9,025
LCA-Vision, Inc. (I)	612	5,092
LifePoint Hospitals, Inc. (I)	5,543	203,872
Magellan Health Services, Inc. (I)	100	4,348
MedCath Corp. (I)	3,600	37,692
Molina Healthcare, Inc. (I)	3,995	100,554
Nighthawk Radiology Holdings, Inc. (I)	5,420	17,236
NovaMed, Inc. (I)	5,171	17,581
Odyssey HealthCare, Inc. (I)	720	13,039
Omnicare, Inc.	8,000	226,320
Owens & Minor, Inc.	15,385	713,710

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
PDI, Inc. (I)	619	$4,655
Prospect Medical Holdings, Inc. (I)	1,339	9,038
Psychiatric Solutions, Inc. (I)(L)	4,500	134,100
Res-Care, Inc. (I)	4,011	48,092
Skilled Healthcare Group, Inc. (I)	1,100	6,787
Sun Healthcare Group, Inc. (I)	11,200	106,848
SunLink Health Systems, Inc. (I)	100	390
Triple-S Management Corp., Class B (I)	3,800	67,450
Universal American Financial Corp. (I)	13,775	212,135
Universal Health Services, Inc., Class B	27,846	977,116
WellCare Health Plans, Inc. (I)	3,800	113,240

		6,784,347
Health Care Technology - 0.66%
ADAM, Inc. (I)	56	224
Arrhythmia Research Technology, Inc.	200	1,590
athenahealth, Inc. (I)(L)	8,820	322,459
HealthStream, Inc. (I)	112	458
Omnicell, Inc. (I)	53,459	750,030
Vital Images, Inc. (I)	3,760	60,799

		1,135,560
Life Sciences Tools & Services - 0.78%
Accelrys, Inc. (I)	938	5,778
Affymetrix, Inc. (I)	5,200	38,168
BioClinica, Inc. (I)	3,300	14,685
Cambrex Corp. (I)	4,802	19,448
Dionex Corp. (I)	10,521	786,760
Enzo Biochem, Inc. (I)	1,654	9,957
eResearch Technology, Inc. (I)	53,058	366,631
Harvard Bioscience, Inc. (I)	4,168	16,130
Kendle International, Inc. (I)	4,100	71,668
Medtox Scientific, Inc. (I)	411	4,213

		1,333,438
Pharmaceuticals - 1.66%
Adolor Corp. (I)	6,517	11,731
Biovail Corp.	51,879	870,011
BMP Sunstone Corp. (I)	4,238	21,444
Caraco Pharmaceutical Laboratories, Ltd. (I)	100	599
K-V Pharmaceutical Company, Class A (I)	9,404	16,551
King Pharmaceuticals, Inc. (I)	4,600	54,096
Lannett Company, Inc. (I)	350	1,488
Medicis Pharmaceutical Corp., Class A	2,410	60,636
Par Pharmaceutical Companies, Inc. (I)	2,725	67,580
ViroPharma, Inc. (I)	78,872	1,075,025
Vivus, Inc. (I)(L)	74,427	649,003

		2,828,164

		17,658,146
Industrials - 16.50%
Aerospace & Defense - 1.99%
AAR Corp. (I)(L)	42,604	1,057,431
Aerovironment, Inc. (I)(L)	17,660	461,103
Allied Defense Group, Inc. (I)	1,300	9,373
Argon ST, Inc. (I)	400	10,644
Ascent Solar Technologies, Inc. (I)	5,033	19,377
BE Aerospace, Inc. (I)	19,200	584,640
Ceradyne, Inc. (I)	4,700	106,643
CPI Aerostructures, Inc. (I)	266	2,147
Curtiss-Wright Corp.	17,455	607,434
Ducommun, Inc.	1,444	30,338
Esterline Technologies Corp. (I)	5,248	259,409
Innovative Solutions & Support, Inc. (I)	2,300	14,490
Kratos Defense & Security Solutions, Inc. (I)	100	1,427

332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ladish Company, Inc. (I)	1,632	$32,901
LMI Aerospace, Inc. (I)	2,795	51,931
SIFCO Industries, Inc.	1,000	17,070
Sparton Corp. (I)	1,800	10,620
Sypris Solutions, Inc. (I)	801	2,675
Triumph Group, Inc.	1,600	112,144

		3,391,797
Air Freight & Logistics - 0.65%
Air Transport Services Group, Inc. (I)	2,800	9,436
Atlas Air Worldwide Holdings, Inc. (I)	3,546	188,115
Pacer International, Inc. (I)	7,231	43,531
Park-Ohio Holdings Corp. (I)	1,573	13,827
UTI Worldwide, Inc.	55,606	851,884

		1,106,793
Airlines - 0.81%
AirTran Holdings, Inc. (I)(L)	489	2,484
Alaska Air Group, Inc. (I)	600	24,738
Allegiant Travel Company (I)(L)	14,342	829,828
Continental Airlines, Inc. (I)(L)	11,829	259,883
ExpressJet Holdings, Inc. (I)	3,850	14,515
JetBlue Airways Corp. (I)(L)	14,900	83,142
Pinnacle Airlines Corp. (I)	3,764	27,967
Republic Airways Holdings, Inc. (I)	619	3,664
SkyWest, Inc.	9,577	136,760

		1,382,981
Building Products - 0.70%
American Woodmark Corp.	1,592	30,869
Ameron International Corp.	500	31,445
Apogee Enterprises, Inc.	7,784	123,065
Armstrong World Industries, Inc. (I)	4,700	170,657
Gibraltar Industries, Inc. (I)	5,909	74,512
Griffon Corp. (I)	11,238	140,025
Insteel Industries, Inc.	1,465	15,661
Owens Corning, Inc. (I)	10,608	269,868
PGT, Inc. (I)	3,138	5,680
Quanex Building Products Corp.	700	11,571
Simpson Manufacturing Company, Inc.	1,100	30,536
Trex Company, Inc. (I)	273	5,812
Universal Forest Products, Inc.	1,410	54,313
US Home Systems, Inc. (I)	656	1,817
USG Corp. (I)(L)	13,460	230,974

		1,196,805
Commercial Services & Supplies - 2.31%
ABM Industries, Inc. (L)	46,629	988,535
American Reprographics Company (I)	500	4,485
ATC Technology Corp. (I)	789	13,539
Bowne & Company, Inc.	5,833	65,096
Casella Waste Systems, Inc., Class A (I)	5,845	29,400
CECO Environmental Corp. (I)	3,710	13,504
Consolidated Graphics, Inc. (I)	1,700	70,397
Cornell Companies, Inc. (I)	3,414	62,510
Courier Corp.	480	7,925
EnergySolutions, Inc.	6,100	39,223
EnerNOC, Inc. (I)(L)	13,990	415,223
Ennis, Inc.	3,329	54,163
G & K Services, Inc., Class A	600	15,528
Innerworkings, Inc. (I)	600	3,120
Interface, Inc., Class A	1,048	12,136
Intersections, Inc. (I)	3,791	15,695
Kimball International, Inc., Class B	3,913	27,195
M&F Worldwide Corp. (I)	1,700	52,020
McGrath Rentcorp	1,390	33,680

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Metalico, Inc. (I)(L)	3,100	$18,569
Mobile Mini, Inc. (I)(L)	6,846	106,045
Multi-Color Corp.	200	2,396
North American Galvanizing &
Coatings, Inc. (I)	2,600	14,456
Schawk, Inc., Class A	3,240	58,741
Steelcase, Inc. Class A	11,004	71,196
SYKES Enterprises, Inc. (I)	652	14,892
Team, Inc. (I)	46,983	779,448
The Geo Group, Inc. (I)	1,500	29,730
United Stationers, Inc. (I)	700	41,195
Versar, Inc. (I)	2,242	6,793
Viad Corp.	5,095	104,702
Virco Manufacturing Corp.	1,200	4,572
Waste Connections, Inc. (I)	20,925	710,613
Waste Services, Inc. (I)	5,435	53,752
WCA Waste Corp. (I)	1,000	5,090

		3,945,564
Construction & Engineering - 0.31%
Comfort Systems USA, Inc.	1,100	13,739
Dycom Industries, Inc. (I)	7,264	63,705
Great Lakes Dredge & Dock Corp.	14,511	76,183
Insituform Technologies, Inc., Class A (I)	1,100	29,271
Integrated Electrical Services, Inc. (I)	620	3,503
Layne Christensen Company (I)	3,712	99,148
Northwest Pipe Company (I)	2,200	48,070
Pike Electric Corp. (I)	494	4,604
Sterling Construction Company, Inc. (I)	200	3,144
Tutor Perini Corp. (I)	9,000	195,750

		537,117
Electrical Equipment - 1.89%
Allied Motion Technologies, Inc. (I)	400	1,440
Baldor Electric Company (L)	29,399	1,099,523
Belden, Inc.	33,560	921,558
BTU International, Inc. (I)	1,318	8,053
C & D Technologies, Inc. (I)(L)	3,440	5,504
Chase Corp.	1,174	14,816
Encore Wire Corp.	600	12,480
EnerSys, Inc. (I)	1,936	47,742
Evergreen Solar, Inc. (I)(L)	18,714	21,147
Franklin Electric, Inc.	500	14,995
GrafTech International, Ltd. (I)	62,998	861,183
LSI Industries, Inc.	3,335	22,745
Ocean Power Technologies, Inc. (I)(L)	2,629	18,587
Orion Energy Systems, Inc. (I)	100	490
Polypore International, Inc. (I)	6,800	118,728
PowerSecure International, Inc. (I)	4,225	33,293
SL Industries, Inc. (I)	1,600	14,480
Technology Research Corp.	1,197	5,770

		3,222,534
Industrial Conglomerates - 0.04%
Standex International Corp.	2,705	69,708
Machinery - 4.13%
Actuant Corp., Class A	700	13,685
AGCO Corp. (I)	3,700	132,719
Alamo Group, Inc.	2,591	51,794
Albany International Corp., Class A	3,434	73,934
American Railcar Industries, Inc.	3,819	46,439
Ampco-Pittsburgh Corp.	789	19,583
Astec Industries, Inc. (I)	600	17,376
Barnes Group, Inc.	2,420	47,069
Briggs & Stratton Corp.	8,327	162,377

333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Cascade Corp.	1,981	$63,808
Chart Industries, Inc. (I)	4,442	88,840
CIRCOR International, Inc.	609	20,225
Columbus McKinnon Corp. (I)	3,811	60,481
EnPro Industries, Inc. (I)	1,000	29,080
Federal Signal Corp.	7,800	70,278
Flow International Corp. (I)	3,750	11,288
FreightCar America, Inc.	2,500	60,400
Gardner Denver, Inc.	18,731	824,913
Gencor Industries, Inc. (I)	1,400	10,528
Greenbrier Companies, Inc. (I)	4,503	49,578
Hardinge, Inc.	2,200	19,800
Hurco Companies, Inc. (I)	1,700	28,611
IDEX Corp.	26,288	870,133
Kaydon Corp.	400	15,040
Key Technology, Inc. (I)	641	8,814
Lydall, Inc. (I)	1,200	9,420
MFRI, Inc. (I)	1,100	7,348
Miller Industries, Inc.	3,014	37,464
Mueller Industries, Inc.	948	25,397
Mueller Water Products, Inc.	19,856	94,912
NACCO Industries, Inc., Class A	1,500	111,225
NN, Inc. (I)	1,520	8,360
Portec Rail Products, Inc.	1,659	19,278
RBC Bearings, Inc. (I)	24,629	784,926
Robbins & Myers, Inc.	900	21,438
Sauer-Danfoss, Inc. (I)	4,393	58,339
Terex Corp. (I)	1,402	31,839
The Manitowoc Company, Inc.	19,100	248,300
Timken Company	4,333	130,033
Titan International, Inc. (L)	98,326	858,386
TriMas Corp. (I)	1,300	8,437
Trinity Industries, Inc. (L)	43,092	860,116
Twin Disc, Inc.	2,677	32,713
Valmont Industries, Inc.	9,525	788,956
Wabash National Corp. (I)	5,196	36,424
Watts Water Technologies, Inc., Class A	2,567	79,731

		7,049,835
Marine - 0.29%
Alexander & Baldwin, Inc.	7,596	251,048
Eagle Bulk Shipping, Inc. (I)(L)	13,000	69,030
Genco Shipping & Trading, Ltd. (I)(L)	6,900	145,659
Horizon Lines, Inc. (L)	3,783	20,580

		486,317
Professional Services - 0.33%
Barrett Business Services, Inc.	2,478	33,602
CDI Corp.	5,170	75,792
COMSYS IT Partners, Inc. (I)	300	5,244
CRA International, Inc. (I)	2,218	50,837
Franklin Covey Company (I)	3,500	27,790
GP Strategies Corp. (I)	3,946	32,989
Heidrick & Struggles International, Inc.	1,508	42,269
Hudson Highland Group, Inc. (I)	4,800	21,120
Kelly Services, Inc., Class A (I)	5,907	98,411
Korn/Ferry International (I)	1,251	22,080
LECG Corp. (I)	5,738	17,099
National Technical Systems, Inc.	1,003	5,517
On Assignment, Inc. (I)	8,496	60,576
RCM Technologies, Inc. (I)	300	945
School Specialty, Inc. (I)	2,153	48,895
Volt Information Sciences, Inc. (I)	2,445	24,963

		568,129

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.53%
AMERCO, Inc. (I)	3,551	$192,784
Arkansas Best Corp.	1,258	37,589
Avis Budget Group, Inc. (I)(L)	18,000	207,000
Celadon Group, Inc. (I)	2,764	38,530
Covenant Transport, Inc. (I)	900	5,427
Dollar Thrifty Automotive Group, Inc. (I)	4,000	128,520
Frozen Food Express Industries (I)	800	3,120
Genesee & Wyoming, Inc., Class A (I)	600	20,472
Landstar System, Inc.	18,791	788,846
Marten Transport, Ltd. (I)	1,718	33,862
Old Dominion Freight Lines, Inc. (I)	24,250	809,708
P.A.M. Transportation Services, Inc. (I)	2,396	32,825
Ryder Systems, Inc.	7,700	298,452
USA Truck, Inc. (I)	1,262	20,394

		2,617,529
Trading Companies & Distributors - 1.52%
Aceto Corp.	3,000	18,120
Aircastle, Ltd.	14,651	138,745
Applied Industrial Technologies, Inc.	4,193	104,196
Beacon Roofing Supply, Inc. (I)	47,198	902,898
CAI International, Inc. (I)	3,200	39,424
DXP Enterprises, Inc. (I)	3,624	46,278
GATX Corp.	7,998	229,143
H&E Equipment Services, Inc. (I)	9,156	98,702
Interline Brands, Inc. (I)	5,656	108,256
Rush Enterprises, Inc., Class A (I)	2,814	37,173
Rush Enterprises, Inc., Class B (I)	41,074	505,210
TAL International Group, Inc.	6,350	126,873
Titan Machinery, Inc. (I)(L)	4,304	58,922
United Rentals, Inc. (I)	12,406	116,368
WESCO International, Inc. (I)	1,718	59,632

		2,589,940

		28,165,049
Information Technology - 14.99%
Communications Equipment - 2.35%
Anaren, Inc. (I)	200	2,848
Aviat Networks, Inc. (I)	10,732	71,153
Aware, Inc. (I)	4,448	10,675
Bel Fuse, Inc., Class B	2,216	44,652
Black Box Corp.	1,800	55,368
CommScope, Inc. (I)	9,500	266,190
Communications Systems, Inc.	2,000	25,860
Comtech Telecommunications Corp. (I)(L)	19,419	621,214
Digi International, Inc. (I)	2,691	28,632
EchoStar Corp., Class A (I)	3,985	80,816
EMS Technologies, Inc. (I)	1,000	16,600
Emulex Corp. (I)	1,223	16,241
EndWave Corp. (I)	2,500	6,875
Globecomm Systems, Inc. (I)	5,249	40,365
Harmonic, Inc. (I)	5,800	36,598
Hughes Communications, Inc. (I)	1,389	38,684
Ixia (I)	1,063	9,854
JDS Uniphase Corp. (I)	96,623	1,210,686
KVH Industries, Inc. (I)	2,781	36,681
Loral Space & Communications, Inc. (I)	2,607	91,558
NETGEAR, Inc. (I)	913	23,829
Network Engines, Inc. (I)	2,000	3,740
Network Equipment Technologies, Inc. (I)	897	4,942
Occam Networks, Inc. (I)	2,350	15,416
Oplink Communications, Inc. (I)	1,719	31,870
OpNext, Inc. (I)	14,100	33,276
Optelecom-NKF, Inc. (I)	21	50
Optical Cable Corp. (I)	931	3,110

334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Orbcomm, Inc. (I)	10,840	$23,306
Performance Technologies, Inc. (I)	2,000	5,320
Relm Wireless Corp. (I)	2,700	10,071
Seachange International, Inc. (I)	4,000	28,720
Sycamore Networks, Inc.	5,321	107,005
Tellabs, Inc.	118,099	894,009
Telular Corp. (I)	2,488	7,564
Tollgrade Communications, Inc. (I)	2,100	13,209
UTStarcom, Inc. (I)(L)	34,088	95,106

		4,012,093
Computers & Peripherals - 0.34%
ActivIdentity Corp. (I)	8,371	23,774
Avid Technology, Inc. (I)	7,045	97,080
Concurrent Computer Corp. (I)	1,753	10,080
Cray, Inc. (I)	2,600	15,470
Datalink Corp. (I)	2,700	12,312
Electronics for Imaging, Inc. (I)	9,309	108,264
Hutchinson Technology, Inc. (I)	4,500	28,080
Hypercom Corp. (I)	1,000	3,860
Imation Corp. (I)	6,835	75,253
Intermec, Inc. (I)	900	12,762
Interphase Corp. (I)	940	2,453
Intevac, Inc. (I)	4,826	66,695
KEY Tronic Corp. (I)	1,900	9,785
Novatel Wireless, Inc. (I)	3,500	23,555
Presstek, Inc. (I)	6,898	30,903
Rimage Corp. (I)	780	11,279
Silicon Graphics International Corp. (I)	4,881	52,178
Transact Technologies, Inc. (I)	434	3,160

		586,943
Electronic Equipment, Instruments & Components - 3.80%
Anixter International, Inc. (I)	19,006	890,431
Arrow Electronics, Inc. (I)	16,466	496,121
AVX Corp.	7,700	109,340
Benchmark Electronics, Inc. (I)	12,443	258,068
Checkpoint Systems, Inc. (I)	5,678	125,597
Chyron International Corp. (I)	200	384
Cognex Corp.	1,097	20,284
Coherent, Inc. (I)	1,177	37,617
CPI International, Inc. (I)	4,354	57,734
Daktronics, Inc.	600	4,572
DDi Corp. (I)	4,830	27,386
Electro Rent Corp.	5,882	77,231
FARO Technologies, Inc. (I)	1,572	40,479
Gerber Scientific, Inc. (I)	6,371	39,564
ICx Technologies, Inc. (I)(L)	2,600	18,122
ID Systems, Inc. (I)	1,225	3,663
Ingram Micro, Inc., Class A (I)	70,134	1,230,852
Insight Enterprises, Inc. (I)	7,349	105,532
IntriCon Corp. (I)	100	383
Keithley Instruments, Inc.	95	627
L-1 Identity Solutions, Inc. (I)(L)	16,999	151,801
Littelfuse, Inc. (I)	2,934	111,521
LoJack Corp. (I)	1,788	7,384
Measurement Specialties, Inc. (I)	3,221	47,381
Mercury Computer Systems, Inc. (I)	1,129	15,490
Methode Electronics, Inc.	8,194	81,121
Multi-Fineline Electronix, Inc. (I)	286	7,367
NU Horizons Electronics Corp. (I)	2,100	6,741
OSI Systems, Inc. (I)	35,548	997,121
PAR Technology Corp. (I)	3,500	21,175
Park Electrochemical Corp.	500	14,370
PC Connection, Inc. (I)	300	1,860

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
PC Mall, Inc. (I)	3,055	$15,458
Perceptron, Inc. (I)	1,608	6,995
Planar Systems, Inc. (I)	5,100	14,229
RadiSys Corp. (I)	4,679	41,924
Richardson Electronics, Ltd.	3,626	28,827
Rofin-Sinar Technologies, Inc. (I)	18,441	417,135
Rogers Corp. (I)	3,000	87,030
Scansource, Inc. (I)	600	17,268
Smart Modular Technologies (WWH), Inc. (I)	13,000	100,230
Spectrum Control, Inc. (I)	3,041	35,549
SYNNEX Corp. (I)	2,000	59,120
Tech Data Corp. (I)	7,165	300,214
Tessco Technologies, Inc.	1,200	28,212
TTM Technologies, Inc. (I)	8,032	71,324
Viasystems Group, Inc. (I)	67	1,456
Vicon Industries, Inc. (I)	126	643
Vishay Intertechnology, Inc. (I)	23,142	236,743
X-Rite, Inc. (I)	3,300	9,999
Zygo Corp. (I)	403	3,720

		6,483,395
Internet Software & Services - 2.08%
Ancestry.com, Inc. (I)	26,744	453,311
AOL, Inc. (I)	4,200	106,176
DealerTrack Holdings, Inc. (I)	1,094	18,686
DivX, Inc. (I)	7,602	54,430
Earthlink, Inc.	3,200	27,328
GSI Commerce, Inc. (I)	31,230	864,134
IAC/InterActiveCorp (I)	13,598	309,219
InfoSpace, Inc. (I)	7,214	79,715
Internap Network Services Corp. (I)	10,681	59,814
Internet Brands, Inc., Class A (I)(L)	10,800	99,576
Internet Capital Group, Inc. (I)	7,300	61,685
Limelight Networks, Inc. (I)	1,200	4,392
Marchex, Inc., Class B	5,512	28,166
ModusLink Global Solutions, Inc. (I)	12,241	103,192
Open Text Corp. (I)	20,082	953,293
Perficient, Inc. (I)	1,837	20,703
RealNetworks, Inc. (I)	20,328	98,184
Soundbite Communications, Inc. (I)	3,800	10,640
Support.com, Inc. (I)	12,300	40,221
TechTarget, Inc. (I)	2,073	10,842
The Knot, Inc. (I)	3,091	24,172
TheStreet.com, Inc.	8,757	32,401
United Online, Inc.	10,155	75,959
Web.com Group, Inc. (I)	2,845	15,505

		3,551,744
IT Services - 1.70%
Acorn Energy, Inc. (I)	2,276	13,474
Acxiom Corp. (I)	6,152	110,367
CACI International, Inc., Class A (I)	16,278	795,180
CIBER, Inc. (I)	14,781	55,281
Convergys Corp. (I)	16,749	205,343
Cybersource Corp. (I)(L)	42,094	742,538
Dynamics Research Corp. (I)	900	10,143
Euronet Worldwide, Inc. (I)(L)	1,100	20,273
infoGROUP, Inc. (I)	6,632	51,730
Integral Systems, Inc. (I)	800	7,704
INX, Inc. (I)	689	3,300
Online Resources Corp. (I)	3,300	13,299
SRA International, Inc., Class A (I)	1,147	23,846
StarTek, Inc. (I)	3,863	26,848
TechTeam Global, Inc. (I)	1,300	8,801

335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
The Hackett Group, Inc. (I)	5,328	$14,812
Tier Technologies, Inc., Class B (I)	709	5,644
Virtusa Corp. (I)	2,173	22,404
WPCS International, Inc. (I)	1,200	3,708
Wright Express Corp. (I)	25,305	762,187

		2,896,882
Semiconductors & Semiconductor Equipment - 2.95%
Actel Corp. (I)	1,700	23,545
Advanced Analogic Technologies, Inc. (I)	5,703	19,903
Aetrium (I)	650	2,002
Amtech Systems, Inc. (I)	2,363	23,843
Anadigics, Inc. (I)	12,600	61,236
Applied Micro Circuits Corp. (I)	1,200	10,356
ATMI, Inc. (I)	35,757	690,468
AuthenTec, Inc. (I)	4,734	10,178
AXT, Inc. (I)	8,703	27,763
Brooks Automation, Inc. (I)	2,300	20,286
Cabot Microelectronics Corp. (I)	700	26,481
Cascade Microtech, Inc. (I)	1,892	7,852
Ceva, Inc. (I)	2,413	28,136
Cohu, Inc.	5,792	79,756
Cymer, Inc. (I)	22,191	827,724
DSP Group, Inc. (I)	2,151	17,918
Entegris, Inc. (I)	1,000	5,040
Exar Corp. (I)	9,993	70,451
Fairchild Semiconductor International, Inc. (I)	20,626	219,667
FormFactor, Inc. (I)	4,027	71,520
Fsi International, Inc. (I)	100	387
GSI Technology, Inc. (I)	6,324	29,470
Ikanos Communications, Inc. (I)	2,000	6,000
Integrated Device Technology, Inc. (I)	2,623	16,079
Integrated Silicon Solution, Inc. (I)	6,700	70,685
International Rectifier Corp. (I)	2,324	53,220
IXYS Corp. (I)	906	7,737
Kopin Corp. (I)	494	1,828
Lattice Semiconductor Corp. (I)	24,321	89,258
Mattson Technology, Inc. (I)	7,543	34,849
MEMSIC, Inc. (I)	3,797	12,112
Microtune, Inc. (I)	6,944	18,957
MKS Instruments, Inc. (I)	41,947	821,742
MoSys, Inc. (I)	4,900	19,649
Nanometrics, Inc. (I)	1,196	11,338
OmniVision Technologies, Inc. (I)	9,260	159,087
PDF Solutions, Inc. (I)	4,500	19,620
Pericom Semiconductor Corp. (I)	5,103	54,653
Photronics, Inc. (I)	11,100	56,499
PLX Technology, Inc. (I)	600	3,162
Rudolph Technologies, Inc. (I)	5,700	48,849
Semtech Corp. (I)	48,411	843,804
Sigma Designs, Inc. (I)(L)	4,163	48,832
Silicon Image, Inc. (I)	6,110	18,452
Standard Microsystems Corp. (I)	655	15,248
Supertex, Inc. (I)	200	5,118
Trident Microsystems, Inc. (I)	10,300	17,922
TriQuint Semiconductor, Inc. (I)	21,096	147,672
Ultra Clean Holdings, Inc. (I)	2,500	21,300
Ultratech, Inc. (I)	500	6,800
Virage Logic Corp. (I)	4,494	35,323
Zoran Corp. (I)	9,734	104,738

		5,044,515
Software - 1.77%
Adept Technology, Inc. (I)	100	467
Ariba, Inc. (I)	81,072	1,041,775

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Bsquare Corp. (I)	1,600	$3,712
Epicor Software Corp. (I)	4,600	43,976
EPIQ Systems, Inc. (I)	200	2,486
ePlus, Inc. (I)	940	16,497
Fair Isaac Corp.	900	22,806
JDA Software Group, Inc. (I)	218	6,065
Lawson Software, Inc. (I)	5,300	35,033
Mentor Graphics Corp. (I)	4,200	33,684
Parametric Technology Corp. (I)(L)	44,690	806,655
Pervasive Software, Inc. (I)	1,000	5,060
Quest Software, Inc. (I)	43,230	769,062
S1 Corp. (I)	900	5,310
Smith Micro Software, Inc. (I)	144	1,273
SonicWALL, Inc. (I)	12,754	110,832
Symyx Technologies, Inc. (I)	4,558	20,465
THQ, Inc. (I)(L)	13,223	92,693
Wayside Technology Group, Inc.	96	877

		3,018,728

		25,594,300
Materials - 5.56%
Chemicals - 2.15%
A. Schulman, Inc.	300	7,341
American Pacific Corp. (I)	1,621	11,055
Arabian American Development Company (I)	1,098	2,943
Ashland, Inc.	5,930	312,926
Cabot Corp.	9,854	299,562
Core Molding Technologies, Inc. (I)	1,000	3,400
Cytec Industries, Inc.	8,257	385,932
Ferro Corp. (I)	5,895	51,817
Flotek Industries, Inc. (I)(L)	2,695	3,423
FMC Corp.	12,324	746,095
H.B. Fuller Company	400	9,284
Hawkins, Inc.	100	2,420
Huntsman Corp.	13,700	165,085
ICO, Inc.	6,092	49,223
Innophos Holdings, Inc.	400	11,160
Innospec, Inc. (I)	200	2,272
KMG Chemicals, Inc.	1,800	31,644
Landec Corp. (I)	400	2,652
Minerals Technologies, Inc.	1,684	87,299
OM Group, Inc. (I)	5,555	188,203
Penford Corp. (I)	2,724	27,921
Quaker Chemical Corp.	925	25,077
Rockwood Holdings, Inc. (I)	10,089	268,569
Sensient Technologies Corp.	800	23,248
Spartech Corp. (I)	7,300	85,410
Westlake Chemical Corp.	5,856	151,026
Zep, Inc.	31,069	679,790
Zoltek Companies, Inc. (I)(L)	3,400	32,776

		3,667,553
Construction Materials - 0.06%
Headwaters, Inc. (I)	14,902	68,400
Ready Mix, Inc. (I)	200	402
Texas Industries, Inc.	1,010	34,512

		103,314
Containers & Packaging - 0.82%
AptarGroup, Inc. (L)	18,775	738,796
Boise, Inc. (I)	16,800	102,984
Bway Holding Company (I)	3,834	77,063
Graphic Packaging Holding Company (I)	21,496	77,601
Myers Industries, Inc.	8,319	87,183

336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Temple-Inland, Inc.	15,600	$318,708

		1,402,335
Metals & Mining - 1.78%
A. M. Castle & Company (I)	5,700	74,556
Brush Engineered Materials, Inc. (I)	4,410	99,534
Carpenter Technology Corp.	2,710	99,186
Century Aluminum Company (I)	9,000	123,840
Coeur d’Alene Mines Corp. (I)	6,000	89,880
Compass Minerals International, Inc.	11,509	923,367
Friedman Industries, Inc.	751	4,296
Haynes International, Inc.	2,300	81,719
Hecla Mining Company (I)(L)	12,100	66,187
Horsehead Holding Corp. (I)	7,506	88,871
Kaiser Aluminum Corp.	3,752	144,715
Olympic Steel, Inc.	2,627	85,772
Reliance Steel & Aluminum Company	13,900	684,297
RTI International Metals, Inc. (I)	6,100	185,013
Stillwater Mining Company (I)	9,148	118,741
Synalloy Corp.	1,121	9,103
Universal Stainless & Alloy Products, Inc. (I)	1,779	42,678
US Gold Corp. (I)	23,189	62,610
Worthington Industries, Inc.	3,608	62,382

		3,046,747
Paper & Forest Products - 0.75%
Buckeye Technologies, Inc. (I)	9,200	120,336
Clearwater Paper Corp. (I)	100	4,925
Domtar Corp. (I)	3,350	215,774
KapStone Paper and Packaging Corp. (I)	7,500	89,025
Louisiana-Pacific Corp. (I)(L)	23,400	211,770
MeadWestvaco Corp.	18,164	464,090
Mercer International, Inc. (I)	9,600	50,592
Neenah Paper, Inc.	1,549	24,536
P.H. Glatfelter Company	5,800	84,042
Wausau Paper Corp. (I)	1,644	14,040

		1,279,130

		9,499,079
Telecommunication Services - 1.30%
Diversified Telecommunication Services - 0.91%
Alaska Communications Systems
Group, Inc. (L)	78,006	633,409
Arbinet-Thexchange, Inc. (I)	300	603
Cincinnati Bell, Inc. (I)	233,845	797,411
General Communication, Inc., Class A (I)	12,438	71,767
IDT Corp. (I)	3,400	22,032
SureWest Communications (I)	2,683	23,047
XETA Technologies, Inc. (I)	400	1,376

		1,549,645
Wireless Telecommunication Services - 0.39%
FiberTower Corp. (I)	800	3,720
NTELOS Holdings Corp.	17,028	302,928
Telephone & Data Systems, Inc.	4,100	138,785
Telephone & Data Systems, Inc. -
Special Shares	4,165	124,284
United States Cellular Corp. (I)	2,500	103,450

		673,167

		2,222,812
Utilities - 1.23%
Electric Utilities - 0.04%
Unitil Corp.	2,612	60,729

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.71%
Energen Corp.	12,336	$573,994
UGI Corp.	24,388	647,258

		1,221,252
Independent Power Producers & Energy Traders - 0.28%
Dynegy, Inc., Class A (I)	24,725	31,154
Mirant Corp. (I)	24,700	268,242
RRI Energy, Inc. (I)	47,300	174,537

		473,933
Water Utilities - 0.20%
Cascal N.V.	37,700	274,833
Middlesex Water Company	1,300	22,165
Pennichuck Corp.	900	21,159
SJW Corp.	700	17,794

		335,951

		2,091,865

TOTAL COMMON STOCKS (Cost $136,236,363)		$167,340,969

SHORT-TERM INVESTMENTS - 19.88%
Short-Term Securities* - 1.57%
State Street Institutional Liquid Reserves
Fund, 0.1186%	$2,692,887	2,692,887
Securities Lending Collateral - 18.31%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	3,122,481	31,252,290

TOTAL SHORT-TERM INVESTMENTS (Cost $33,948,109)		$33,945,177

Total Investments (Small Cap Opportunities Trust)
(Cost $170,184,472) - 117.91%		$201,286,146
Other assets and liabilities, net - (17.91%)		(30,579,543)

TOTAL NET ASSETS - 100.00%		$170,706,603

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.68%
Consumer Discretionary - 17.34%
Diversified Consumer Services - 1.27%
Matthews International Corp., Class A	183,300	$6,507,149
Hotels, Restaurants & Leisure - 4.56%
Bally Technologies, Inc. (I)	64,500	2,614,830
CEC Entertainment, Inc. (I)	185,550	7,067,600
Choice Hotels International, Inc. (L)	195,300	6,798,393
Sonic Corp. (I)	630,900	6,971,445

		23,452,268
Household Durables - 1.69%
Helen of Troy, Ltd. (I)	227,100	5,918,226
Tempur-Pedic International, Inc. (I)	91,600	2,762,656

		8,680,882
Leisure Equipment & Products - 0.67%
Mattel, Inc.	152,100	3,458,754
Media - 1.88%
Arbitron, Inc. (L)	362,300	9,658,918
Specialty Retail - 6.87%
Cato Corp., Class A	496,846	10,652,378
Hibbett Sports, Inc. (I)(L)	207,100	5,297,618

337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (I)	47,300	$1,972,883
Stage Stores, Inc.	715,749	11,015,377
The Dress Barn, Inc. (I)	243,400	6,367,344

		35,305,600
Textiles, Apparel & Luxury Goods - 0.40%
Unifirst Corp.	39,500	2,034,250

		89,097,821
Consumer Staples - 5.47%
Food & Staples Retailing - 1.33%
Casey’s General Stores, Inc.	217,300	6,823,220
Food Products - 1.85%
Lance, Inc.	294,269	6,806,442
Ralcorp Holdings, Inc. (I)	40,400	2,738,312

		9,544,754
Personal Products - 2.29%
Herbalife, Ltd.	254,900	11,755,988

		28,123,962
Energy - 5.26%
Energy Equipment & Services - 1.53%
SEACOR Holdings, Inc. (I)	97,344	7,851,767
Oil, Gas & Consumable Fuels - 3.73%
Penn Virginia Corp.	254,600	6,237,700
Plains Exploration & Production Company (I)	64,200	1,925,358
St. Mary Land & Exploration Company	101,200	3,522,772
Whiting Petroleum Corp. (I)	92,650	7,489,826

		19,175,656

		27,027,423
Financials - 21.94%
Commercial Banks - 6.86%
First Busey Corp. (L)	452,047	1,998,048
First Midwest Bancorp, Inc. (L)	570,631	7,732,050
International Bancshares Corp. (L)	325,110	7,474,279
MB Financial, Inc. (L)	252,000	5,677,560
Webster Financial Corp.	481,500	8,421,435
Westamerica Bancorp. (L)	68,400	3,943,260

		35,246,632
Consumer Finance - 0.26%
Credit Acceptance Corp. (I)(L)	32,323	1,333,001
Diversified Financial Services - 1.73%
Ares Capital Corp.	597,666	8,869,363
Insurance - 7.76%
Alleghany Corp. (I)	15,363	4,467,630
AMERISAFE, Inc. (I)	98,800	1,617,356
Assured Guaranty, Ltd. (L)	185,507	4,075,589
Delphi Financial Group, Inc.	423,650	10,659,034
Platinum Underwriters Holdings, Ltd.	216,609	8,031,862
Reinsurance Group of America, Inc.	135,400	7,111,208
Validus Holdings, Ltd.	142,779	3,930,706

		39,893,385
Real Estate Investment Trusts - 3.79%
American Campus Communities, Inc. (L)	107,600	2,976,216
DiamondRock Hospitality Company (I)	428,688	4,334,036
Education Realty Trust, Inc.	358,769	2,059,334
Mack-Cali Realty Corp.	108,900	3,838,725
Realty Income Corp. (L)	166,900	5,122,161
Ventas, Inc.	24,500	1,163,260

		19,493,732

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.54%
NewAlliance Bancshares, Inc. (L)	286,848	$3,620,022
Northwest Bancshares, Inc.	363,100	4,262,794

		7,882,816

		112,718,929
Health Care - 6.14%
Health Care Equipment & Supplies - 0.86%
ICU Medical, Inc. (I)	128,500	4,426,825
Health Care Providers & Services - 2.34%
AmSurg Corp. (I)	233,430	5,039,754
Centene Corp. (I)(L)	42,100	1,012,084
CorVel Corp. (I)	86,065	3,076,824
Universal American Financial Corp. (I)	187,300	2,884,420

		12,013,082
Life Sciences Tools & Services - 2.94%
Charles River Laboratories
International, Inc. (I)	228,800	8,994,128
ICON PLC, SADR (I)	231,800	6,119,520

		15,113,648

		31,553,555
Industrials - 20.29%
Commercial Services & Supplies - 3.98%
ACCO Brands Corp. (I)	771,800	5,911,988
Standard Parking Corp. (I)	178,138	2,925,026
United Stationers, Inc. (I)(L)	197,094	11,598,982

		20,435,996
Construction & Engineering - 0.33%
Sterling Construction Company, Inc. (I)	106,767	1,678,377
Electrical Equipment - 4.01%
Acuity Brands, Inc. (L)	131,400	5,546,394
Belden, Inc.	549,149	15,079,632

		20,626,026
Industrial Conglomerates - 3.40%
Carlisle Companies, Inc.	458,100	17,453,610
Machinery - 4.11%
Albany International Corp., Class A	424,434	9,138,064
ESCO Technologies, Inc. (L)	89,000	2,831,090
Flowserve Corp.	12,600	1,389,402
Mueller Industries, Inc.	290,710	7,788,121

		21,146,677
Marine - 1.47%
Kirby Corp. (I)(L)	198,100	7,557,515
Road & Rail - 1.51%
Genesee & Wyoming, Inc., Class A (I)	227,425	7,759,741
Trading Companies & Distributors - 1.48%
GATX Corp.	266,000	7,620,900

		104,278,842
Information Technology - 9.81%
Computers & Peripherals - 2.78%
Diebold, Inc.	255,000	8,098,800
Electronics for Imaging, Inc. (I)	338,672	3,938,755
Xyratex, Ltd. (I)	132,600	2,244,918

		14,282,473
Electronic Equipment, Instruments & Components - 1.41%
Coherent, Inc. (I)(L)	86,100	2,751,756
MTS Systems Corp.	99,668	2,893,362

338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Nam Tai Electronics, Inc. (I)	313,900	$1,569,500

		7,214,618
IT Services - 2.35%
Fiserv, Inc. (I)	62,800	3,187,728
MAXIMUS, Inc. (L)	145,800	8,883,594

		12,071,322
Office Electronics - 1.14%
Zebra Technologies Corp., Class A (I)	198,500	5,875,600
Semiconductors & Semiconductor Equipment - 0.58%
Maxim Integrated Products, Inc.	153,800	2,982,182
Software - 1.55%
Websense, Inc. (I)	349,400	7,955,838

		50,382,033
Materials - 3.86%
Chemicals - 1.59%
Zep, Inc.	374,550	8,195,154
Containers & Packaging - 1.19%
AptarGroup, Inc.	155,138	6,104,680
Paper & Forest Products - 1.08%
Deltic Timber Corp.	126,100	5,554,705

		19,854,539
Utilities - 5.57%
Electric Utilities - 2.56%
Unisource Energy Corp.	240,100	7,548,744
Westar Energy, Inc. (L)	252,900	5,639,670

		13,188,414
Gas Utilities - 3.01%
Atmos Energy Corp.	167,000	4,771,190
New Jersey Resources Corp.	106,574	4,002,919
UGI Corp.	87,300	2,316,942
WGL Holdings, Inc.	126,000	4,365,900

		15,456,951

		28,645,365

TOTAL COMMON STOCKS (Cost $396,516,023)		$491,682,469

SHORT-TERM INVESTMENTS - 16.98%
Repurchase Agreement - 4.22%
Bank of New York Tri-Party Repurchase
Agreement date 03/31/2010 at 0.02% to be
repurchased at $21,700,012 on 04/01/2010,
collateralized by $21,392,791 Government
National Mortgage Association, 5.50% due
12/15/2039 (valued at $22,134,000,
including interest)	21,700,000	21,700,000
Securities Lending Collateral - 12.76%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	6,548,720	65,544,833

TOTAL SHORT-TERM INVESTMENTS (Cost $87,252,317)		$87,244,833

Total Investments (Small Cap Value Trust)
(Cost $483,768,340) - 112.66%		$578,927,302
Other assets and liabilities, net - (12.66%)		(65,074,360)

TOTAL NET ASSETS - 100.00%		$513,852,942

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.53%
Consumer Discretionary - 17.13%
Auto Components - 0.97%
TRW Automotive Holdings Corp. (I)	36,883	$1,054,114
Hotels, Restaurants & Leisure - 6.91%
Brinker International, Inc.	45,412	875,543
Buffalo Wild Wings, Inc. (I)(L)	17,454	839,712
Choice Hotels International, Inc.	22,976	799,795
Darden Restaurants, Inc.	19,388	863,542
Jack in the Box, Inc. (I)	40,395	951,302
P.F. Chang’s China Bistro, Inc. (I)(L)	30,509	1,346,362
Penn National Gaming, Inc. (I)	33,758	938,472
WMS Industries, Inc. (I)	20,733	869,542

		7,484,270
Internet & Catalog Retail - 1.08%
Netflix, Inc. (I)(L)	15,853	1,169,000
Leisure Equipment & Products - 0.69%
Pool Corp. (L)	33,228	752,282
Media - 0.73%
National CineMedia, Inc.	45,528	785,813
Multiline Retail - 0.99%
Big Lots, Inc. (I)(L)	29,378	1,069,947
Specialty Retail - 3.91%
Chico’s FAS, Inc.	53,868	776,777
Group 1 Automotive, Inc. (I)(L)	27,362	871,753
Gymboree Corp. (I)	16,085	830,469
Tractor Supply Company	13,210	766,841
Williams-Sonoma, Inc. (L)	37,799	993,736

		4,239,576
Textiles, Apparel & Luxury Goods - 1.85%
Deckers Outdoor Corp. (I)	8,548	1,179,624
The Warnaco Group, Inc. (I)	17,268	823,856

		2,003,480

		18,558,482
Consumer Staples - 1.66%
Food Products - 0.62%
Ralcorp Holdings, Inc. (I)	10,000	677,800
Household Products - 1.04%
Church & Dwight Company, Inc.	16,760	1,122,082

		1,799,882
Energy - 5.88%
Energy Equipment & Services - 2.27%
Dril-Quip, Inc. (I)	14,408	876,583
FMC Technologies, Inc. (I)(L)	13,918	899,520
Patterson-UTI Energy, Inc.	49,151	686,639

		2,462,742
Oil, Gas & Consumable Fuels - 3.61%
Arena Resources, Inc. (I)	21,386	714,292
Bill Barrett Corp. (I)	22,557	692,725
Carrizo Oil & Gas, Inc. (I)(L)	32,830	753,449
Goodrich Petroleum Corp. (I)(L)	27,430	429,005
SandRidge Energy, Inc. (I)(L)	55,864	430,153
Whiting Petroleum Corp. (I)	10,947	884,955

		3,904,579

		6,367,321
Financials - 8.01%
Commercial Banks - 2.44%
City National Corp. (L)	15,300	825,741
Cullen/Frost Bankers, Inc. (L)	14,166	790,463

339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
SVB Financial Group (I)(L)	22,095	$1,030,953

		2,647,157
Diversified Financial Services - 3.58%
Affiliated Managers Group, Inc. (I)(L)	11,578	914,662
Federated Investors, Inc., Class B (L)	29,752	784,858
Greenhill & Company, Inc. (L)	11,714	961,602
optionsXpress Holdings, Inc.	32,688	532,488
Stifel Financial Corp. (I)	12,637	679,239

		3,872,849
Insurance - 1.34%
Brown & Brown, Inc. (L)	27,018	484,163
ProAssurance Corp. (I)	16,482	964,856

		1,449,019
Real Estate Investment Trusts - 0.65%
BioMed Realty Trust, Inc.	42,638	705,233

		8,674,258
Health Care - 19.50%
Biotechnology - 4.64%
Acorda Therapeutics, Inc. (I)	26,352	901,238
AMAG Pharmaceuticals, Inc. (I)(L)	15,784	551,019
BioMarin Pharmaceutical, Inc. (I)(L)	39,463	922,250
Isis Pharmaceuticals, Inc. (I)(L)	27,585	301,228
Martek Biosciences Corp. (I)(L)	37,836	851,688
Myriad Genetics, Inc. (I)	16,939	407,383
United Therapeutics Corp. (I)	19,747	1,092,602

		5,027,408
Health Care Equipment & Supplies - 4.01%
American Medical Systems
Holdings, Inc. (I)(L)	44,768	831,789
Gen-Probe, Inc. (I)	17,117	855,850
Insulet Corp. (I)(L)	37,607	567,490
Meridian Bioscience, Inc. (L)	34,255	697,774
NuVasive, Inc. (I)(L)	14,844	670,949
Zoll Medical Corp. (I)	27,329	720,392

		4,344,244
Health Care Providers & Services - 5.56%
Chemed Corp. (L)	21,414	1,164,493
Health Management Associates, Inc. (I)	59,411	510,935
inVentiv Health, Inc. (I)	40,982	920,456
MEDNAX, Inc. (I)	17,145	997,668
PSS World Medical, Inc. (I)	36,275	852,825
RehabCare Group, Inc. (I)	25,411	692,958
VCA Antech, Inc. (I)	31,598	885,692

		6,025,027
Health Care Technology - 1.63%
Eclipsys Corp. (I)	47,597	946,228
Quality Systems, Inc.	13,381	822,129

		1,768,357
Life Sciences Tools & Services - 0.71%
Techne Corp.	12,029	766,127
Pharmaceuticals - 2.95%
Biovail Corp.	51,810	868,854
Medicis Pharmaceutical Corp., Class A (L)	32,886	827,412
Perrigo Company	25,478	1,496,068

		3,192,334

		21,123,497

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 13.00%
Aerospace & Defense - 1.98%
Hexcel Corp. (I)	42,219	$609,642
TransDigm Group, Inc.	28,897	1,532,697

		2,142,339
Air Freight & Logistics - 1.64%
Forward Air Corp. (L)	33,053	869,294
Hub Group, Inc., Class A (I)	32,538	910,413

		1,779,707
Airlines - 0.31%
Continental Airlines, Inc. (I)(L)	15,163	333,131
Commercial Services & Supplies - 1.83%
Corrections Corp. of America (I)	40,068	795,750
Fuel Tech, Inc. (I)(L)	44,041	353,209
Tetra Tech, Inc. (I)	36,231	834,762

		1,983,721
Electrical Equipment - 1.16%
Regal-Beloit Corp. (L)	21,142	1,256,046
Machinery - 3.17%
Bucyrus International, Inc.	18,025	1,189,470
Kaydon Corp.	21,516	809,002
Lindsay Corp. (L)	12,426	514,561
Wabtec Corp. (L)	21,825	919,269

		3,432,302
Professional Services - 1.07%
CoStar Group, Inc. (I)(L)	28,069	1,165,425
Road & Rail - 1.20%
Knight Transportation, Inc. (L)	61,441	1,295,791
Trading Companies & Distributors - 0.64%
Watsco, Inc. (L)	12,225	695,358

		14,083,820
Information Technology - 28.48%
Communications Equipment - 3.65%
Ciena Corp. (I)(L)	53,470	814,883
F5 Networks, Inc. (I)	20,324	1,250,129
Harmonic, Inc. (I)	96,517	609,022
Polycom, Inc. (I)	41,775	1,277,480

		3,951,514
Electronic Equipment, Instruments & Components - 2.01%
Cogent, Inc. (I)	74,279	757,646
Coherent, Inc. (I)	20,762	663,554
Tech Data Corp. (I)	18,153	760,611

		2,181,811
Internet Software & Services - 2.97%
GSI Commerce, Inc. (I)	30,219	836,160
Open Text Corp. (I)	18,813	893,053
The Knot, Inc. (I)	66,022	516,292
VistaPrint NV (I)	16,867	965,636

		3,211,141
IT Services - 2.20%
Alliance Data Systems Corp. (I)(L)	12,089	773,575
Global Payments, Inc.	16,993	774,031
SRA International, Inc., Class A (I)	40,103	833,741

		2,381,347
Semiconductors & Semiconductor Equipment - 5.78%
Advanced Energy Industries, Inc. (I)(L)	60,041	994,279
Cabot Microelectronics Corp. (I)	21,340	807,292
Cymer, Inc. (I)	13,593	507,019

340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Hittite Microwave Corp. (I)	19,782	$869,815
Microsemi Corp. (I)	47,815	829,112
Monolithic Power Systems, Inc. (I)	30,419	678,344
ON Semiconductor Corp. (I)	94,945	759,560
Power Integrations, Inc.	19,791	815,389

		6,260,810
Software - 11.87%
ANSYS, Inc. (I)	19,092	823,629
Aspen Technology, Inc. (I)	76,416	783,264
Blackboard, Inc. (I)(L)	19,612	817,036
CommVault Systems, Inc. (I)	34,056	727,096
Informatica Corp. (I)	53,692	1,442,167
Lawson Software, Inc. (I)	117,651	777,673
Manhattan Associates, Inc. (I)	36,653	933,918
MICROS Systems, Inc. (I)	24,621	809,538
NICE Systems, Ltd., SADR (I)	31,432	997,966
Pegasystems, Inc.	2,682	99,234
Quest Software, Inc. (I)	46,272	823,179
SonicWALL, Inc. (I)	88,857	772,167
SuccessFactors, Inc. (I)(L)	44,967	856,172
Sybase, Inc. (I)(L)	26,846	1,251,561
Websense, Inc. (I)	41,579	946,754

		12,861,354

		30,847,977
Materials - 2.89%
Chemicals - 1.33%
Calgon Carbon Corp. (I)(L)	36,439	623,836
Intrepid Potash, Inc. (I)(L)	26,848	814,300

		1,438,136
Containers & Packaging - 0.92%
Greif, Inc., Class A	18,224	1,000,862
Metals & Mining - 0.64%
Carpenter Technology Corp.	18,785	687,531

		3,126,529
Telecommunication Services - 1.09%
Wireless Telecommunication Services - 1.09%
SBA Communications Corp. (I)(L)	32,690	1,179,128
Utilities - 0.89%
Electric Utilities - 0.89%
ITC Holdings Corp. (L)	17,591	967,505

TOTAL COMMON STOCKS (Cost $90,700,994)		$106,728,399

SHORT-TERM INVESTMENTS - 29.98%
Short-Term Securities* - 1.91%
State Street Institutional Liquid Reserves
Fund, 0.1186%	$2,067,814	2,067,814
Securities Lending Collateral - 28.07%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	3,038,291	30,409,650

TOTAL SHORT-TERM INVESTMENTS (Cost $32,480,023)		$32,477,464

Total Investments (Small Company Growth Trust)
(Cost $123,181,017) - 128.51%		$139,205,863
Other assets and liabilities, net - (28.51%)		(30,886,858)

TOTAL NET ASSETS - 100.00%		$108,319,005

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.59%
Consumer Discretionary - 12.31%
Auto Components - 0.79%
Drew Industries, Inc. (I)	149,400	$3,289,788
Automobiles - 0.68%
Winnebago Industries, Inc. (I)(L)	192,700	2,815,347
Diversified Consumer Services - 1.62%
Corinthian Colleges, Inc. (I)(L)	118,300	2,080,897
Matthews International Corp., Class A (L)	131,700	4,675,350

		6,756,247
Hotels, Restaurants & Leisure - 1.01%
Orient Express Hotels, Ltd., Class A (I)(L)	295,000	4,183,100
Household Durables - 1.82%
CSS Industries, Inc.	81,500	1,638,150
Ethan Allen Interiors, Inc. (L)	29,500	608,585
M/I Homes, Inc. (I)(L)	85,200	1,248,180
Meritage Homes Corp. (I)	140,000	2,940,000
Stanley Furniture Company, Inc. (I)	110,000	1,117,600

		7,552,515
Leisure Equipment & Products - 0.67%
Pool Corp. (L)	124,000	2,807,360
Media - 0.58%
Ascent Media Corp., Class A (I)	51,200	1,395,200
Saga Communications, Inc., Class A (I)	45,000	1,011,600

		2,406,800
Multiline Retail - 0.42%
Fred’s, Inc., Class A	147,000	1,761,060
Specialty Retail - 4.47%
Aaron, Inc., Class B (L)	265,300	8,845,102
Haverty Furniture Companies, Inc. (L)	180,100	2,939,232
MarineMax, Inc. (I)	146,300	1,574,188
Stein Mart, Inc. (I)	255,400	2,306,262
The Men’s Wearhouse, Inc. (L)	123,100	2,947,014

		18,611,798
Textiles, Apparel & Luxury Goods - 0.25%
Culp, Inc. (I)	85,100	1,020,349

		51,204,364
Consumer Staples - 1.66%
Food & Staples Retailing - 1.23%
Casey’s General Stores, Inc.	86,561	2,718,015
Nash Finch Company (L)	71,711	2,413,075

		5,131,090
Tobacco - 0.43%
Alliance One International, Inc. (I)(L)	350,013	1,781,566

		6,912,656
Energy - 6.49%
Energy Equipment & Services - 2.19%
Atwood Oceanics, Inc. (I)(L)	54,565	1,889,586
CARBO Ceramics, Inc. (L)	48,034	2,994,440
Hercules Offshore, Inc. (I)(L)	149,900	646,069
TetraTechnologies, Inc. (I)	251,700	3,075,774
Union Drilling, Inc. (I)	83,500	514,360

		9,120,229
Oil, Gas & Consumable Fuels - 4.30%
Arena Resources, Inc. (I)	57,600	1,923,840
Cloud Peak Energy, Inc. (I)	66,500	1,106,560
Forest Oil Corp. (I)	88,000	2,272,160
Mariner Energy, Inc. (I)	107,300	1,606,281
Penn Virginia Corp.	192,600	4,718,700

341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	77,400	$6,257,016

		17,884,557

		27,004,786
Financials - 20.74%
Commercial Banks - 4.99%
East West Bancorp, Inc. (L)	120,070	2,091,619
Glacier Bancorp, Inc. (L)	218,659	3,330,177
Home Bancshares, Inc.	128,800	3,405,472
Signature Bank (I)(L)	62,000	2,297,100
SVB Financial Group (I)(L)	120,500	5,622,530
Wintrust Financial Corp. (L)	108,000	4,018,680

		20,765,578
Diversified Financial Services - 4.15%
Ares Capital Corp. (L)	346,100	5,136,124
Compass Diversified Trust	160,000	2,441,600
Hercules Technology Growth Capital, Inc.	212,500	2,250,375
JMP Group, Inc.	111,200	945,200
Kohlberg Capital Corp. (L)	201,834	1,142,380
Piper Jaffray Companies (I)	43,900	1,769,170
Stifel Financial Corp. (I)	66,800	3,590,500

		17,275,349
Insurance - 4.17%
Employers Holdings, Inc.	82,900	1,231,065
Markel Corp. (I)	7,170	2,686,312
Max Capital Group, Ltd.	149,100	3,427,809
National Interstate Corp.	118,000	2,443,780
ProAssurance Corp. (I)	129,200	7,563,368

		17,352,334
Real Estate Investment Trusts - 7.43%
Acadia Realty Trust	94,600	1,689,556
CBL & Associates Properties, Inc. (L)	401,800	5,504,660
Cedar Shopping Centers, Inc.	184,200	1,457,022
First Potomac Realty Trust	146,300	2,198,889
Hatteras Financial Corp. (L)	94,800	2,442,996
Kilroy Realty Corp. (L)	137,600	4,243,584
LaSalle Hotel Properties (L)	166,500	3,879,450
Parkway Properties, Inc.	67,900	1,275,162
Potlatch Corp. (L)	98,400	3,447,936
Redwood Trust, Inc.	134,000	2,066,280
Washington Real Estate Investment Trust (L)	88,700	2,709,785

		30,915,320

		86,308,581
Health Care - 6.07%
Biotechnology - 0.40%
Exelixis, Inc. (I)	274,500	1,666,215
Health Care Equipment & Supplies - 2.23%
Analogic Corp.	39,925	1,705,995
AngioDynamics, Inc. (I)	116,200	1,815,044
Quidel Corp. (I)	115,600	1,680,824
West Pharmaceutical Services, Inc.	97,200	4,077,540

		9,279,403
Health Care Providers & Services - 3.44%
Landauer, Inc.	39,550	2,579,451
National Healthcare Corp.	70,300	2,487,214
Owens & Minor, Inc.	159,900	7,417,761
Triple-S Management Corp., Class B (I)	102,900	1,826,475

		14,310,901

		25,256,519

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 24.50%
Aerospace & Defense - 0.16%
Kratos Defense & Security Solutions, Inc. (I)	47,519	$678,096
Air Freight & Logistics - 0.72%
UTI Worldwide, Inc.	196,200	3,005,784
Airlines - 0.99%
Alaska Air Group, Inc. (I)	99,900	4,118,877
Building Products - 1.98%
Ameron International Corp.	48,300	3,037,587
Gibraltar Industries, Inc. (I)	168,500	2,124,785
Universal Forest Products, Inc.	79,700	3,070,044

		8,232,416
Commercial Services & Supplies - 2.84%
G & K Services, Inc., Class A	95,800	2,479,304
McGrath Rentcorp	181,000	4,385,630
Mine Safety Appliances Company	32,600	911,496
Waste Connections, Inc. (I)	119,100	4,044,636

		11,821,066
Construction & Engineering - 1.76%
Comfort Systems USA, Inc.	142,974	1,785,745
Insituform Technologies, Inc., Class A (I)	177,300	4,717,953
Sterling Construction Company, Inc. (I)	50,900	800,148

		7,303,846
Electrical Equipment - 2.42%
Belden, Inc.	114,647	3,148,206
C & D Technologies, Inc. (I)(L)	162,000	259,200
Franklin Electric, Inc.	29,300	878,707
Woodward Governor Company	181,400	5,801,172

		10,087,285
Machinery - 4.64%
Astec Industries, Inc. (I)(L)	53,200	1,540,672
Cascade Corp.	55,300	1,781,213
CIRCOR International, Inc.	72,600	2,411,046
IDEX Corp.	124,550	4,122,605
Nordson Corp. (L)	95,100	6,459,192
Robbins & Myers, Inc.	125,100	2,979,882

		19,294,610
Marine - 1.34%
Kirby Corp. (I)(L)	146,606	5,593,019
Professional Services - 1.85%
FTI Consulting, Inc. (I)(L)	80,500	3,165,260
Navigant Consulting Company (I)	207,200	2,513,336
On Assignment, Inc. (I)	281,700	2,008,521

		7,687,117
Road & Rail - 3.80%
Dollar Thrifty Automotive Group, Inc. (I)	79,700	2,560,761
Genesee & Wyoming, Inc., Class A (I)	146,400	4,995,168
Landstar System, Inc.	196,400	8,244,872

		15,800,801
Trading Companies & Distributors - 2.00%
Beacon Roofing Supply, Inc. (I)	331,700	6,345,421
Kaman Corp., Class A	78,600	1,965,786

		8,311,207

		101,934,124
Information Technology - 10.03%
Communications Equipment - 1.13%
Ixia (I)	263,700	2,444,499
Palm, Inc. (I)(L)	198,700	747,112

342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Sonus Networks, Inc. (I)	579,200	$1,511,712

		4,703,323
Computers & Peripherals - 0.47%
Xyratex, Ltd. (I)	116,400	1,970,652
Electronic Equipment, Instruments & Components - 2.65%
Electro Rent Corp.	196,000	2,573,480
Littelfuse, Inc. (I)	83,300	3,166,233
Methode Electronics, Inc.	68,100	674,190
Newport Corp. (I)	124,500	1,556,250
SYNNEX Corp. (I)(L)	103,100	3,047,636

		11,017,789
IT Services - 0.26%
StarTek, Inc. (I)	153,500	1,066,825
Semiconductors & Semiconductor Equipment - 3.50%
Advanced Energy Industries, Inc. (I)(L)	175,700	2,909,592
ATMI, Inc. (I)	81,200	1,567,972
Brooks Automation, Inc. (I)	206,462	1,820,995
Cabot Microelectronics Corp. (I)	40,100	1,516,983
FormFactor, Inc. (I)(L)	102,200	1,815,072
Microsemi Corp. (I)	132,500	2,297,550
Teradyne, Inc. (I)(L)	236,900	2,646,173

		14,574,337
Software - 2.02%
Progress Software Corp. (I)	150,400	4,727,072
Symyx Technologies, Inc. (I)	141,534	635,488
Websense, Inc. (I)	134,175	3,055,165

		8,417,725

		41,750,651
Materials - 8.65%
Chemicals - 1.63%
American Vanguard Corp. (L)	149,500	1,218,425
Arch Chemicals, Inc.	108,100	3,717,559
Innospec, Inc. (I)	161,000	1,828,960

		6,764,944
Containers & Packaging - 1.90%
AptarGroup, Inc.	140,400	5,524,740
Myers Industries, Inc.	226,900	2,377,912

		7,902,652
Metals & Mining - 3.36%
AMCOL International Corp. (L)	65,200	1,773,440
Carpenter Technology Corp.	95,800	3,506,280
Franco-Nevada Corp.	90,800	2,436,174
Royal Gold, Inc.	62,975	2,910,075
Sims Group, Ltd. (L)	170,400	3,346,656

		13,972,625
Paper & Forest Products - 1.76%
Clearwater Paper Corp. (I)	51,700	2,546,225
Deltic Timber Corp.	67,800	2,986,590
Wausau Paper Corp. (I)	211,300	1,804,502

		7,337,317

		35,977,538
Telecommunication Services - 0.52%
Diversified Telecommunication Services - 0.52%
Premiere Global Services, Inc. (I)	263,300	2,174,858
Utilities - 3.62%
Electric Utilities - 1.85%
Cleco Corp. (L)	138,000	3,663,900

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
El Paso Electric Company (I)	157,400	$3,242,440
The Empire District Electric Company (L)	43,500	783,870

		7,690,210
Gas Utilities - 0.66%
Southwest Gas Corp.	91,000	2,722,720
Multi-Utilities - 1.11%
Black Hills Corp. (L)	99,800	3,028,930
Vectren Corp.	64,900	1,604,328

		4,633,258

		15,046,188

TOTAL COMMON STOCKS (Cost $356,686,623)		$393,570,265

PREFERRED STOCKS - 2.21%
Energy - 0.60%
Oil, Gas & Consumable Fuels - 0.60%
Whiting Petroleum Corp. 6.250%	12,700	2,513,584
Financials - 1.61%
Commercial Banks - 0.91%
East West Bancorp., Inc., Series A 8.000%	2,830	3,805,473
Insurance - 0.70%
Assured Guaranty, Ltd. 8.500%	31,800	2,890,874

		6,696,347

TOTAL PREFERRED STOCKS (Cost $5,661,526)		$9,209,931

INVESTMENT COMPANIES - 0.79%
Investment Companies - 0.79%
First Opportunity Fund, Inc.	203,600	1,429,272
iShares Russell 2000 Value Index Fund (L)	29,300	1,870,512

		3,299,784

TOTAL INVESTMENT COMPANIES (Cost $4,417,829)		$3,299,784

SHORT-TERM INVESTMENTS - 25.01%
SHORT-TERM SECURITIES* - 2.05%
State Street Institutional US Government
Money Market Fund, 0.03489%	$450,000	450,000
T. Rowe Price Reserve Investment
Fund, 0.25404%	8,070,907	8,070,907

		8,520,907
Securities Lending Collateral - 22.96%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	9,543,481	95,518,796

TOTAL SHORT-TERM INVESTMENTS (Cost $104,050,532)		$104,039,703

Total Investments (Small Company Value Trust)
(Cost $470,816,510) - 122.60%		$510,119,683
Other assets and liabilities, net - (22.60%)		(94,023,588)

TOTAL NET ASSETS - 100.00%		$416,096,095

343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.45%
Consumer Discretionary - 17.40%
Auto Components - 0.74%
American Axle & Manufacturing
Holdings, Inc. (I)	4,405	$43,962
Amerigon, Inc. (I)	32,534	328,919
ArvinMeritor, Inc. (I)(L)	1,737	23,189
Drew Industries, Inc. (I)	21,976	483,920
Exide Technologies (I)	5,318	30,579
Federal Mogul Corp. (I)	734	13,476
Fuel Systems Solutions, Inc. (I)(L)	990	31,640
Gentex Corp.	9,698	188,335
Modine Manufacturing Company (I)	1,620	18,209
Raser Technologies, Inc. (I)(L)	4,738	4,738
Spartan Motors, Inc.	787	4,407
Tenneco, Inc. (I)	4,176	98,762
TRW Automotive Holdings Corp. (I)	4,966	141,928
Westport Innovations, Inc. (I)	23,300	383,984
Wonder Auto Technology, Inc. (I)(L)	1,275	13,490

		1,809,538
Automobiles - 0.03%
Thor Industries, Inc.	2,535	76,582
Distributors - 0.87%
LKQ Corp. (I)	104,400	2,119,320
Diversified Consumer Services - 1.22%
American Public Education, Inc. (I)(L)	10,840	505,144
Brink’s Home Security Holdings, Inc. (I)	3,222	137,096
Capella Education Company (I)	999	92,747
Career Education Corp. (I)(L)	3,957	125,199
ChinaCast Education Corp. (I)	49,269	360,156
Coinstar, Inc. (I)(L)	2,195	71,338
Corinthian Colleges, Inc. (I)(L)	5,855	102,989
Grand Canyon Education, Inc. (I)(L)	27,463	717,883
K12, Inc. (I)(L)	1,250	27,763
Lincoln Educational Services Corp. (I)	951	24,060
Matthews International Corp., Class A	2,134	75,757
Pre-Paid Legal Services, Inc. (I)(L)	501	18,963
Sotheby’s (L)	20,797	646,579
Steiner Leisure, Ltd. (I)	975	43,212
Universal Technical Institute, Inc. (I)	1,418	32,359

		2,981,245
Hotels, Restaurants & Leisure - 1.68%
AFC Enterprises, Inc. (I)	1,820	19,529
Ambassadors Group, Inc.	1,192	13,172
Bally Technologies, Inc. (I)	13,487	546,763
BJ’s Restaurants, Inc. (I)(L)	20,183	470,264
Buffalo Wild Wings, Inc. (I)(L)	1,205	57,973
California Pizza Kitchen, Inc. (I)	1,616	27,133
CEC Entertainment, Inc. (I)	1,600	60,944
Choice Hotels International, Inc.	1,152	40,101
Denny’s Corp. (I)	6,797	26,100
DineEquity, Inc. (I)	1,051	41,546
Interval Leisure Group, Inc. (I)	2,784	40,535
Isle of Capri Casinos, Inc. (I)	1,278	9,943
Krispy Kreme Doughnuts, Inc. (I)	4,035	16,221
Life Time Fitness, Inc. (I)(L)	2,621	73,650
Monarch Casino & Resort, Inc. (I)	453	3,869
Morgans Hotel Group Company (I)	1,921	12,314
O’Charley’s, Inc. (I)	24,964	223,178
P.F. Chang’s China Bistro, Inc. (I)	1,547	68,269
Panera Bread Company (I)	2,120	162,159
Papa John’s International, Inc. (I)	1,589	40,853
Peet’s Coffee & Tea, Inc. (I)(L)	914	36,240
Pinnacle Entertainment, Inc. (I)	1,513	14,737

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp. (I)	4,922	$69,302
Shuffle Master, Inc. (I)	3,772	30,893
Sonic Corp. (I)	4,082	45,106
Texas Roadhouse, Inc., Class A (I)	40,984	569,268
The Cheesecake Factory, Inc. (I)	24,646	666,921
Vail Resorts, Inc. (I)	1,160	46,504
WMS Industries, Inc. (I)	15,940	668,524

		4,102,011
Household Durables - 0.34%
Hovnanian Enterprises, Inc., Class A (I)(L)	3,747	16,299
iRobot Corp. (I)(L)	1,321	20,026
Jarden Corp.	16,150	537,634
M/I Homes, Inc. (I)	633	9,273
Meritage Homes Corp. (I)	744	15,624
National Presto Industries, Inc.	220	26,160
Ryland Group, Inc.	1,542	34,602
Tempur-Pedic International, Inc. (I)	4,748	143,200
Universal Electronics, Inc. (I)	963	21,513

		824,331
Internet & Catalog Retail - 0.22%
1-800-Flowers.com, Inc., Class A (I)	1,915	4,807
Blue Nile, Inc. (I)(L)	1,024	56,340
Gaiam, Inc., Class A	1,146	9,512
HSN, Inc. (I)	1,042	30,676
NutriSystem, Inc. (L)	1,960	34,908
Orbitz Worldwide, Inc. (I)	2,651	18,849
Overstock.com, Inc. (I)(L)	1,125	18,281
PetMed Express, Inc. (L)	1,607	35,627
Shutterfly, Inc. (I)	1,355	32,642
US Auto Parts Network, Inc. (I)	37,780	284,106

		525,748
Internet Software & Services - 0.00%
Stamps.com, Inc. (I)	888	8,969
Leisure Equipment & Products - 0.15%
Brunswick Corp.	4,038	64,487
Callaway Golf Company	2,268	20,004
Eastman Kodak Company (I)	12,265	71,014
Leapfrog Enterprises, Inc. (I)	899	5,888
Marine Products Corp. (I)	529	3,174
Polaris Industries, Inc. (L)	2,186	111,836
Pool Corp. (L)	3,444	77,972
Smith & Wesson Holding Corp. (I)(L)	3,766	14,235
Sturm Ruger & Company, Inc.	481	5,767

		374,377
Media - 0.81%
Arbitron, Inc. (L)	1,867	49,774
CKX, Inc. (I)	3,013	18,470
CTC Media, Inc.	3,211	55,293
Dolan Media Company (I)	1,587	17,251
Dreamworks Animation SKG, Inc. (I)	1,670	65,781
Fisher Communications, Inc. (I)	504	7,106
Imax Corp. (I)	37,850	680,922
John Wiley & Sons, Inc.	3,100	134,168
Knology, Inc. (I)	2,158	29,004
Liberty Media Corp., Series A (I)	4,128	150,135
LIN TV Corp. (I)	2,007	11,540
Lions Gate Entertainment Corp. (I)	2,952	18,420
Live Nation Entertainment, Inc. (I)	6,187	89,712
Madison Square Garden, Inc. (I)	4,337	94,243
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	1,917	10,697
Mediacom Communications Corp., Class A (I)	2,912	17,326

344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Morningstar, Inc. (I)	1,367	$65,739
National CineMedia, Inc.	2,963	51,141
Outdoor Channel Holdings, Inc. (I)	508	3,348
RCN Corp. (I)	2,514	37,911
Sirius XM Radio, Inc. (I)(L)	271,477	236,321
The New York Times Company (I)	6,244	69,496
Valassis Communications, Inc. (I)	2,202	61,282

		1,975,080
Multiline Retail - 2.01%
99 Cents Only Stores (I)	36,026	587,224
Big Lots, Inc. (I)(L)	22,843	831,942
Kohl’s Corp. (I)	62,800	3,440,184
Retail Ventures, Inc. (I)	2,066	19,648
Saks, Inc. (I)(L)	3,397	29,214

		4,908,212
Specialty Retail - 7.01%
Aaron, Inc., Class B (L)	23,358	778,756
Aeropostale, Inc. (I)	7,089	204,376
AnnTaylor Stores Corp. (I)(L)	4,135	85,595
Blockbuster, Inc. (I)(L)	8,074	2,039
Blockbuster, Inc. (I)	2,516	478
Charming Shoppes, Inc. (I)(L)	2,845	15,534
Chico’s FAS, Inc.	251,413	3,625,375
Citi Trends, Inc. (I)	1,034	33,543
Coldwater Creek, Inc. (I)(L)	4,182	29,023
Dick’s Sporting Goods, Inc. (I)	6,294	164,336
DSW, Inc., Class A (I)	529	13,505
Genesco, Inc. (I)	21,426	664,420
Gymboree Corp. (I)	12,476	644,136
hhgregg, Inc. (I)(L)	20,844	526,103
Hibbett Sports, Inc. (I)(L)	26,345	673,905
Hot Topic, Inc.	3,116	20,254
J. Crew Group, Inc. (I)	4,227	194,019
Jo-Ann Stores, Inc. (I)	126	5,289
Jos. A. Bank Clothiers, Inc. (I)(L)	13,818	755,154
Lumber Liquidators Holdings, Inc. (I)	1,530	40,805
Monro Muffler Brake, Inc.	16,427	587,430
New York & Company, Inc. (I)	1,931	9,249
Office Depot, Inc. (I)	12,563	100,253
OfficeMax, Inc. (I)	5,368	88,143
Pacific Sunwear of California, Inc. (I)	2,372	12,595
Penske Auto Group, Inc. (I)	33,263	479,652
Pier 1 Imports, Inc. (I)	3,196	20,359
Sally Beauty Holdings, Inc. (I)(L)	5,772	51,486
Shoe Carnival, Inc. (I)	9,257	211,615
Systemax, Inc.	16,990	369,363
Talbots, Inc. (I)(L)	896	11,612
The Buckle, Inc.	977	35,915
The Children’s Place Retail Stores, Inc. (I)(L)	1,636	72,884
The Dress Barn, Inc. (I)	26,539	694,260
The Finish Line, Inc. (L)	43,380	707,962
The PEP Boys - Manny, Moe & Jack	59,510	598,076
The Wet Seal, Inc., Class A (I)	6,489	30,888
Tractor Supply Company	57,589	3,343,041
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	21,436	484,882
Williams-Sonoma, Inc.	25,410	668,029
Zale Corp. (I)	823	2,255
Zumiez, Inc. (I)	1,490	30,530

		17,087,124
Textiles, Apparel & Luxury Goods - 2.32%
American Apparel, Inc. (I)	2,301	6,972
Carter’s, Inc. (I)	22,808	687,661
Crocs, Inc. (I)	6,028	52,866

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp. (I)	5,434	$749,892
Fossil, Inc. (I)	12,127	457,673
Fuqi International, Inc. (I)(L)	1,166	12,709
Hanesbrands, Inc. (I)	6,694	186,227
Iconix Brand Group, Inc. (I)	39,113	600,776
Jones Apparel Group, Inc.	17,190	326,954
K-Swiss, Inc., Class A (I)	965	10,094
Liz Claiborne, Inc. (I)(L)	3,342	24,831
Lululemon Athletica, Inc. (I)(L)	2,721	112,922
Maidenform Brands, Inc. (I)	29,558	645,842
Peace Mark Holdings, Ltd. (I)	464,000	0
Phillips-Van Heusen Corp.	3,633	208,389
Skechers U.S.A., Inc., Class A (I)	830	30,146
Steven Madden, Ltd. (I)	13,427	655,238
The Warnaco Group, Inc. (I)	15,246	727,387
True Religion Apparel, Inc. (I)	1,694	51,430
Under Armour, Inc., Class A (I)(L)	2,385	70,143
Volcom, Inc. (I)	1,200	23,424

		5,641,576

		42,434,113
Consumer Staples - 1.63%
Beverages - 0.23%
Boston Beer Company, Inc. (I)	678	35,432
Central European Distribution Corp. (I)(L)	14,570	510,096
Coca-Cola Bottling Company Consolidated	217	12,729
National Beverage Corp.	414	4,604

		562,861
Food & Staples Retailing - 0.18%
Arden Group, Inc.	91	9,671
BJ’s Wholesale Club, Inc. (I)(L)	2,538	93,881
QKL Stores, Inc. (I)	25,609	165,178
Rite Aid Corp. (I)	43,737	65,606
Susser Holdings Corp. (I)	216	1,825
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,625	12,464
United Natural Foods, Inc. (I)	2,890	81,296

		429,921
Food Products - 1.03%
American Dairy, Inc. (I)(L)	764	14,631
American Italian Pasta Company, Class A (I)	1,481	57,566
Cal-Maine Foods, Inc.	452	15,318
Calavo Growers, Inc. (L)	22,468	409,816
Corn Products International, Inc.	2,633	91,260
Darling International, Inc. (I)	72,623	650,702
Diamond Foods, Inc.	1,170	49,187
Flowers Foods, Inc. (L)	21,205	524,612
Green Mountain Coffee Roasters, Inc. (I)(L)	2,457	237,887
Smart Balance, Inc. (I)	4,186	27,125
Tootsie Roll Industries, Inc. (L)	1,012	27,368
TreeHouse Foods, Inc. (I)	8,751	383,906
Zhongpin, Inc. (I)	1,941	24,651

		2,514,029
Personal Products - 0.18%
American Oriental Bioengineering, Inc. (I)	1,578	6,438
China Sky One Medical, Inc. (I)	779	12,238
China-Biotics, Inc. (I)	393	7,039
Herbalife, Ltd.	4,285	197,624
NBTY, Inc. (I)	3,918	187,986
Revlon, Inc. (I)	852	12,652
USANA Health Sciences, Inc. (I)	431	13,538

		437,515

345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	5,954	$30,306

		3,974,632
Energy - 6.75%
Energy Equipment & Services - 2.94%
Atwood Oceanics, Inc. (I)	4,069	140,909
Basic Energy Services, Inc. (I)	1,574	12,136
Bronco Drilling Company, Inc. (I)	1,861	8,747
Cal Dive International, Inc. (I)	4,251	31,160
CARBO Ceramics, Inc.	1,379	85,967
Complete Production Services, Inc. (I)	4,215	48,683
Core Laboratories NV (L)	5,755	752,754
Dawson Geophysical Company (I)	12,390	362,284
Dril-Quip, Inc. (I)(L)	39,320	2,392,229
Exterran Holdings, Inc. (I)(L)	4,179	101,006
Helix Energy Solutions Group, Inc (I)	4,532	59,052
Hercules Offshore, Inc. (I)(L)	85,155	367,018
Hornbeck Offshore Services, Inc. (I)	592	10,993
Key Energy Services, Inc. (I)	46,690	445,890
Lufkin Industries, Inc.	366	28,969
Matrix Service Company (I)	1,843	19,831
Natural Gas Services Group, Inc. (I)	21,588	342,602
North American Energy Partners, Inc. (I)	54,160	519,394
Oil States International, Inc. (I)	13,496	611,909
OYO Geospace Corp. (I)	8,289	396,297
Pioneer Drilling Company (I)	3,808	26,808
RPC, Inc. (L)	2,077	23,117
SEACOR Holdings, Inc. (I)	474	38,233
Seahawk Drilling, Inc. (I)	819	15,438
SulphCo, Inc. (I)(L)	2,570	745
Superior Energy Services, Inc. (I)	5,504	115,694
Superior Well Services, Inc. (I)(L)	1,609	21,528
T-3 Energy Services, Inc. (I)	466	11,445
Tesco Corp. (I)	2,252	26,281
TetraTechnologies, Inc. (I)	5,307	64,852
Unit Corp. (I)	1,112	47,015
Willbros Group, Inc. (I)	2,789	33,496

		7,162,482
Oil, Gas & Consumable Fuels - 3.81%
Alon USA Energy, Inc. (L)	674	4,887
Approach Resources, Inc. (I)	896	8,136
Arena Resources, Inc. (I)	2,703	90,280
Atlas Energy, Inc. (I)	5,222	162,509
ATP Oil & Gas Corp. (I)(L)	3,203	60,248
Bill Barrett Corp. (I)	14,102	433,072
BPZ Resources, Inc. (I)(L)	6,072	44,629
Brigham Exploration Company (I)(L)	6,966	111,108
Cabot Oil & Gas Corp.	65,600	2,414,080
Carrizo Oil & Gas, Inc. (I)(L)	20,437	469,029
Cheniere Energy, Inc. (I)(L)	3,865	11,943
Clayton Williams Energy, Inc. (I)	555	19,414
Clean Energy Fuels Corp. (I)(L)	2,312	52,667
Comstock Resources, Inc. (I)	14,650	465,870
Contango Oil & Gas Company (I)	891	45,575
Crosstex Energy, Inc. (I)	1,808	15,712
Delta Petroleum Corp. (I)(L)	8,418	11,869
Endeavour International Corp. (I)	7,986	10,142
Frontier Oil Corp.	7,364	99,414
Georesources, Inc. (I)	10,700	163,389
GMX Resources, Inc. (I)(L)	2,086	17,147
Goodrich Petroleum Corp. (I)	1,710	26,744
Gran Tierra Energy, Inc. (I)	15,218	89,786
Gulfport Energy Corp. (I)	1,952	21,940
Holly Corp.	3,005	83,870

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
International Coal Group, Inc. (I)(L)	109,787	$501,727
McMoRan Exploration Company (I)	5,448	79,704
Northern Oil and Gas, Inc. (I)	2,590	41,052
Patriot Coal Corp. (I)(L)	6,037	123,517
Penn Virginia Corp.	21,630	529,935
Petroleum Development Corp. (I)	671	15,547
Rex Energy Corp. (I)	228,849	2,606,590
Rosetta Resources, Inc. (I)	3,684	86,758
St. Mary Land & Exploration Company	4,400	153,164
Uranium Energy Corp. (I)(L)	3,846	12,384
VAALCO Energy, Inc.	1,394	6,886
Venoco, Inc. (I)	1,661	21,311
W&T Offshore, Inc.	866	7,274
Warren Resources, Inc. (I)	4,831	12,174
Whiting Petroleum Corp. (I)	1,252	101,212
World Fuel Services Corp. (L)	1,986	52,907

		9,285,602

		16,448,084
Financials - 10.11%
Commercial Banks - 0.77%
Cardinal Financial Corp.	1,918	20,484
Danvers Bancorp, Inc.	1,464	20,247
East West Bancorp, Inc. (L)	2,582	44,978
First Citizens BancShares, Inc.	2,844	565,273
First Financial Bankshares, Inc.	410	21,136
Harleysville National Corp. (L)	2,883	19,316
Home Bancshares, Inc.	1,344	35,535
Investors Bancorp, Inc. (I)	3,625	47,850
Nara Bancorp, Inc. (I)	2,528	22,145
Pinnacle Financial Partners, Inc. (I)(L)	27,241	411,612
PrivateBancorp, Inc.	4,270	58,499
Signature Bank (I)	2,856	105,815
Suffolk Bancorp	676	20,760
SVB Financial Group (I)	2,866	133,728
Texas Capital Bancshares, Inc. (I)(L)	2,393	45,443
United Community Banks, Inc. (I)	69,694	307,351
Western Alliance Bancorp (I)	1,460	8,307

		1,888,479
Consumer Finance - 0.60%
AmeriCredit Corp. (I)(L)	6,101	144,960
Cardtronics, Inc. (I)	757	9,515
Cash America International, Inc. (L)	17,372	685,847
CompuCredit Holdings Corp. (L)	798	4,118
Credit Acceptance Corp. (I)	763	31,466
Dollar Financial Corp. (I)	1,698	40,854
EZCORP, Inc., Class A (I)	2,741	56,465
First Cash Financial Services, Inc. (I)	22,419	483,578
The First Marblehead Corp. (I)	1,658	4,709

		1,461,512
Diversified Financial Services - 4.34%
Asset Acceptance Capital Corp. (I)	715	4,512
Broadpoint Gleacher Securities, Inc. (I)	4,329	17,316
Calamos Asset Management, Inc.	1,380	19,789
Cohen & Steers, Inc. (L)	1,189	29,677
Duff & Phelps Corp.	1,398	23,403
Encore Capital Group, Inc. (I)	30,788	506,463
Evercore Partners, Inc., Class A	670	20,100
FBR Capital Markets Corp. (I)	1,444	6,570
GAMCO Investors, Inc., Class A	180	8,190
GFI Group, Inc.	1,783	10,306
GLG Partners, Inc. (I)(L)	8,808	27,041
Interactive Brokers Group, Inc., Class A (I)	2,900	46,835

346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
International Assets Holding Corp. (I)	977	$14,626
Investment Technology Group, Inc. (I)	3,076	51,338
KBW, Inc. (I)	1,436	38,628
Knight Capital Group, Inc. (I)	6,227	94,962
LaBranche & Company, Inc. (I)	1,216	6,396
Lazard, Ltd., Class A	33,300	1,188,810
Life Partners Holdings, Inc. (L)	191	4,234
MarketAxess Holdings, Inc.	2,124	33,411
MSCI, Inc. (I)	7,280	262,808
NewStar Financial, Inc. (I)	2,075	13,239
optionsXpress Holdings, Inc. (I)	86,863	1,414,998
PICO Holdings, Inc. (I)	1,431	53,219
Portfolio Recovery Associates, Inc. (I)(L)	1,180	64,747
Raymond James Financial, Inc. (L)	114,500	3,061,730
Riskmetrics Group, Inc. (I)	2,209	49,945
Stifel Financial Corp. (I)	11,399	612,696
TradeStation Group, Inc. (I)	843	5,909
Waddell & Reed Financial, Inc.	79,500	2,865,180
Westwood Holdings Group, Inc.	401	14,757

		10,571,835
Insurance - 3.61%
Ambac Financial Group, Inc. (I)(L)	20,234	11,266
Argo Group International Holdings, Ltd.	8,240	268,542
Citizens, Inc., Class A (I)	3,044	21,034
Crawford & Company (I)	1,106	3,340
Crawford & Company, Class B (I)	985	4,009
eHealth, Inc. (I)	1,396	21,987
Everest Re Group, Ltd.	28,100	2,274,133
Greenlight Capital Re, Ltd., Class A (I)	1,480	39,486
Hilltop Holdings, Inc. (I)	1,113	13,078
Infinity Property & Casualty Corp.	7,563	343,663
Maiden Holdings, Ltd.	1,328	9,814
MBIA, Inc. (I)	4,097	25,688
Principal Financial Group, Inc.	88,300	2,579,243
Tower Group, Inc.	18,470	409,480
Universal Insurance Holdings, Inc.	446	2,257
Willis Group Holdings PLC	88,700	2,775,423

		8,802,443
Real Estate Investment Trusts - 0.23%
Alexander’s, Inc. (I)	144	43,075
Apartment Investment & Management
Company, Class A	2,881	53,039
DuPont Fabros Technology, Inc.	1,919	41,431
Equity Lifestyle Properties, Inc.	2,030	109,376
First Industrial Realty Trust, Inc. (I)	1,401	10,872
Gramercy Capital Corp. (I)	3,051	8,512
NorthStar Realty Finance Corp. (L)	1,748	7,359
PS Business Parks, Inc.	481	25,685
Saul Centers, Inc.	338	13,993
Strategic Hotels & Resorts, Inc. (I)(L)	2,705	11,496
Sunstone Hotel Investors, Inc. (I)	6,909	77,174
Taubman Centers, Inc.	3,756	149,940

		551,952
Real Estate Management & Development - 0.14%
Avatar Holdings, Inc. (I)	202	4,391
Consolidated-Tomoka Land Company	137	4,317
Forest City Enterprises, Inc., Class A (I)(L)	4,235	61,026
Forestar Group, Inc. (I)	1,200	22,656
Grubb & Ellis Company (I)	1,869	4,112
Jones Lang LaSalle, Inc.	2,943	214,515
Tejon Ranch Company (I)	898	27,407

		338,424

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.42%
Beneficial Mutual Bancorp, Inc. (I)	2,304	$21,842
Federal Home Loan Mortgage Corp. (I)(L)	45,614	57,930
Federal National Mortgage Association (I)(L)	78,289	82,203
Meridian Interstate Bancorp, Inc. (I)	724	7,530
MGIC Investment Corp. (I)(L)	2,619	28,730
Oritani Financial Corp.	782	12,567
Provident Financial Services, Inc. (L)	22,050	262,395
Radian Group, Inc.	2,038	31,874
Rockville Financial, Inc.	317	3,864
Roma Financial Corp.	278	3,486
ViewPoint Financial Group	808	13,098
Washington Federal, Inc.	24,830	504,546

		1,030,065

		24,644,710
Health Care - 15.16%
Biotechnology - 2.98%
Acorda Therapeutics, Inc. (I)	2,682	91,724
Affymax, Inc. (I)	1,305	30,576
Alexion Pharmaceuticals, Inc. (I)	9,287	504,934
Alkermes, Inc. (I)	6,640	86,121
Allos Therapeutics, Inc. (I)(L)	3,565	26,488
Alnylam Pharmaceuticals, Inc. (I)(L)	32,346	550,529
AMAG Pharmaceuticals, Inc. (I)	738	25,764
Arena Pharmaceuticals, Inc. (I)	6,523	20,221
Arqule, Inc. (I)	1,528	8,801
BioMarin Pharmaceutical, Inc. (I)(L)	7,087	165,623
Celera Corp. (I)	5,765	40,932
Cell Therapeutics, Inc. (I)(L)	40,305	21,793
Cepheid, Inc. (I)(L)	4,122	72,053
Clinical Data, Inc. (I)	741	14,375
Cubist Pharmaceuticals, Inc. (I)	4,077	91,896
Dyax Corp. (I)	4,942	16,852
Emergent Biosolutions, Inc. (I)	986	16,555
Enzon Pharmaceuticals, Inc. (I)(L)	3,198	32,556
Exelixis, Inc. (I)	7,555	45,859
Facet Biotech Corp. (I)(L)	1,768	47,718
Genomic Health, Inc. (I)(L)	1,006	17,696
Geron Corp. (I)(L)	4,190	23,799
GTx, Inc. (I)(L)	1,180	3,941
Halozyme Therapeutics, Inc. (I)(L)	5,158	41,212
Idenix Pharmaceuticals, Inc. (I)	2,387	6,731
Immunogen, Inc. (I)	2,479	20,055
Incyte Corp. (I)(L)	7,501	104,714
InterMune, Inc. (I)	3,399	151,493
Isis Pharmaceuticals, Inc. (I)(L)	38,403	419,361
Lexicon Genetics, Inc. (I)	5,591	8,275
Ligand Pharmaceuticals, Inc., Class B (I)	7,594	13,290
Mannkind Corp. (I)(L)	4,762	31,239
Martek Biosciences Corp. (I)(L)	2,339	52,651
Maxygen, Inc. (I)	1,625	10,676
Medivation, Inc. (I)	2,004	21,022
Micromet, Inc. (I)(L)	3,155	25,492
Momenta Pharmaceuticals, Inc. (I)	1,643	24,596
Myriad Pharmaceuticals, Inc. (I)	1,725	7,797
Nabi Biopharmaceuticals (I)	3,571	19,533
NPS Pharmaceuticals, Inc. (I)	3,423	17,252
OncoGenex Pharmaceutical, Inc. (I)	369	7,576
Onyx Pharmaceuticals, Inc. (I)	22,952	694,987
Opko Health, Inc. (I)(L)	3,547	7,023
Orexigen Therapeutics, Inc. (I)	1,304	7,681
OSI Pharmaceuticals, Inc. (I)(L)	4,084	243,202
Osiris Therapeutics, Inc. (I)	766	5,668
PDL BioPharma, Inc. (L)	4,210	26,144

347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Pharmasset, Inc. (I)	2,000	$53,600
Progenics Pharmaceuticals, Inc. (I)	2,261	12,051
Protalix BioTherapeutics, Inc. (I)(L)	3,033	19,896
Regeneron Pharmaceuticals, Inc. (I)	4,404	116,662
Rigel Pharmaceuticals, Inc. (I)	2,331	18,578
Sangamo Biosciences, Inc. (I)(L)	2,844	15,414
Savient Pharmaceuticals, Inc. (I)	3,047	44,029
Seattle Genetics, Inc. (I)	5,989	71,509
SIGA Technologies, Inc. (I)(L)	2,163	14,341
Theravance, Inc. (I)(L)	25,429	338,714
United Therapeutics Corp. (I)	46,909	2,595,475
XOMA, Ltd. (I)	17,869	10,205
Zymogenetics, Inc. (I)	3,802	21,785

		7,256,735
Health Care Equipment & Supplies - 4.84%
Abaxis, Inc. (I)(L)	1,549	42,117
ABIOMED, Inc. (I)	2,242	23,160
Accuray, Inc. (I)	3,262	19,866
Align Technology, Inc. (I)(L)	4,453	86,121
Alphatec Holdings, Inc. (I)	16,180	103,067
American Medical Systems
Holdings, Inc. (I)(L)	39,366	731,420
AngioDynamics, Inc. (I)	24,880	388,626
Atrion Corp.	2,461	352,021
ATS Medical, Inc. (I)	3,366	8,752
Cantel Medical Corp.	999	19,830
Conceptus, Inc. (I)(L)	2,162	43,154
CONMED Corp. (I)	64,200	1,528,602
CryoLife, Inc. (I)	1,942	12,565
Cyberonics, Inc. (I)	1,953	37,419
DexCom, Inc. (I)	3,310	32,206
ev3, Inc. (I)	45,517	721,900
Exactech, Inc. (I)	598	12,540
Greatbatch, Inc. (I)	584	12,375
Haemonetics Corp. (I)	11,792	673,913
Hansen Medical, Inc. (I)(L)	2,155	4,935
ICU Medical, Inc. (I)	6,826	235,156
Immucor, Inc. (I)	4,934	110,472
Insulet Corp. (I)	2,200	33,198
Integra LifeSciences Holdings Corp. (I)	1,503	65,876
IRIS International, Inc. (I)	1,293	13,202
Kensey Nash Corp. (I)	702	16,560
MAKO Surgical Corp. (I)	1,157	15,596
Masimo Corp. (L)	3,451	91,624
Meridian Bioscience, Inc. (L)	2,851	58,075
Merit Medical Systems, Inc. (I)	1,877	28,624
Micrus Endovascular Corp. (I)	9,882	194,873
Natus Medical, Inc. (I)	1,998	31,788
Neogen Corp. (I)	1,504	37,750
NuVasive, Inc. (I)(L)	2,689	121,543
OraSure Technologies, Inc. (I)	1,651	9,790
Orthofix International NV (I)	1,085	39,472
Orthovita, Inc. (I)	4,844	20,635
Palomar Medical Technologies, Inc. (I)	1,235	13,412
Quidel Corp. (I)	1,909	27,757
Sirona Dental Systems, Inc. (I)	20,854	793,078
Somanetics Corp. (I)	851	16,288
SonoSite, Inc. (I)(L)	1,220	39,174
St. Jude Medical, Inc. (I)	44,800	1,839,040
Stereotaxis, Inc. (I)(L)	2,834	14,198
SurModics, Inc. (I)(L)	1,045	21,882
Symmetry Medical, Inc. (I)	2,519	25,291
Synovis Life Technologies, Inc. (I)	30,740	477,392
The Cooper Companies, Inc. (L)	55,200	2,146,176

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Thoratec Corp. (I)(L)	4,001	$133,833
TomoTherapy, Inc. (I)	2,627	8,958
Volcano Corp. (I)	3,083	74,485
West Pharmaceutical Services, Inc.	2,322	97,408
Wright Medical Group, Inc. (I)	2,718	48,299
Zoll Medical Corp. (I)	1,484	39,118

		11,794,612
Health Care Providers & Services - 2.88%
Air Methods Corp. (I)	11,334	385,356
Alliance HealthCare Services, Inc. (I)	1,859	10,448
Almost Family, Inc. (I)	579	21,823
Amedisys, Inc. (I)(L)	8,567	473,070
AMERIGROUP Corp. (I)	1,797	59,732
AMN Healthcare Services, Inc. (I)	1,492	13,130
Bio Reference Labs, Inc. (I)	12,202	536,522
Brookdale Senior Living, Inc. (I)	3,255	67,802
CardioNet, Inc. (I)	1,027	7,857
Catalyst Health Solutions, Inc. (I)	2,642	109,326
Centene Corp. (I)	1,187	28,535
Chemed Corp. (L)	1,587	86,301
Chindex International, Inc. (I)	922	10,889
Clarient, Inc. (I)	3,357	8,795
CorVel Corp. (I)	561	20,056
Emergency Medical Services
Corp., Class A (I)	7,682	434,417
Emeritus Corp. (I)(L)	1,519	30,912
Genoptix, Inc. (I)(L)	12,768	453,136
Gentiva Health Services, Inc. (I)	1,273	36,000
Hanger Orthopedic Group, Inc. (I)	17,099	310,860
Healthsouth Corp. (I)	6,565	122,766
Healthways, Inc. (I)	2,378	38,214
HMS Holdings Corp. (I)	1,853	94,484
inVentiv Health, Inc. (I)	846	19,001
IPC The Hospitalist Company, Inc. (I)	966	33,916
Landauer, Inc.	230	15,001
LHC Group, Inc. (I)	14,359	481,457
Magellan Health Services, Inc. (I)	8,410	365,667
MWI Veterinary Supply, Inc. (I)	816	32,966
Odyssey HealthCare, Inc. (I)	29,280	530,261
PharMerica Corp. (I)	2,154	39,246
PSS World Medical, Inc. (I)	4,198	98,695
Psychiatric Solutions, Inc. (I)(L)	3,760	112,048
RehabCare Group, Inc. (I)	13,952	380,471
Sunrise Senior Living, Inc. (I)	1,180	6,042
Tenet Healthcare Corp. (I)	33,850	193,622
The Ensign Group, Inc.	18,415	319,132
Universal American Financial Corp. (I)	22,340	344,036
US Physical Therapy, Inc. (I)	27,106	471,644
VCA Antech, Inc. (I)	6,014	168,572
Virtual Radiologic Corp. (I)(L)	511	5,621
WellCare Health Plans, Inc. (I)	1,935	57,663

		7,035,492
Health Care Technology - 0.68%
Allscripts-Misys Healthcare Solutions, Inc. (I)	4,595	89,878
athenahealth, Inc. (I)(L)	1,541	56,339
Eclipsys Corp. (I)	4,007	79,659
MedAssets, Inc. (I)	1,990	41,790
Omnicell, Inc. (I)	31,644	443,965
Phase Forward, Inc. (I)	3,046	39,811
Quality Systems, Inc. (L)	11,470	704,717
SXC Health Solutions Corp. (I)	2,624	176,543
Vital Images, Inc. (I)	974	15,750

		1,648,452

348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.84%
Affymetrix, Inc. (I)	4,999	$36,693
Albany Molecular Research, Inc. (I)	1,037	8,659
Bio-Rad Laboratories, Inc. (I)	1,337	138,406
Bruker Corp. (I)	57,082	836,251
Dionex Corp. (I)	1,247	93,251
Enzo Biochem, Inc. (I)	2,428	14,617
eResearch Technology, Inc. (I)	2,898	20,025
ICON PLC, SADR (I)	21,189	559,390
Illumina, Inc. (I)(L)	51,370	1,998,293
Kendle International, Inc. (I)	508	8,880
Luminex Corp. (I)	2,794	47,023
Parexel International Corp. (I)	25,351	590,932
Sequenom, Inc. (I)(L)	4,094	25,833
Varian, Inc. (I)	2,041	105,683

		4,483,936
Pharmaceuticals - 1.94%
Akorn, Inc. (I)	4,225	6,464
Auxilium Pharmaceuticals, Inc. (I)(L)	3,321	103,482
Cadence Pharmaceuticals, Inc. (I)(L)	1,180	10,773
Caraco Pharmaceutical Laboratories, Ltd. (I)	844	5,056
Cypress Biosciences, Inc. (I)	2,694	13,201
Durect Corp. (I)	5,493	16,534
Impax Laboratories, Inc. (I)	25,680	459,158
Inspire Pharmaceuticals, Inc. (I)	4,922	30,713
K-V Pharmaceutical Company, Class A (I)	874	1,538
MAP Pharmaceuticals, Inc. (I)	966	15,350
Medicines Company (I)	3,720	29,165
Medicis Pharmaceutical Corp., Class A	27,005	679,446
Nektar Therapeutics (I)	33,507	509,641
Oculus Innovative Sciences, Inc. (I)(L)	15,210	32,245
Pain Therapeutics, Inc. (I)	2,525	15,832
Par Pharmaceutical Companies, Inc. (I)	22,180	550,064
POZEN, Inc. (I)	1,718	16,458
Questcor Pharmaceuticals, Inc. (I)	4,063	33,438
Salix Pharmaceuticals, Ltd. (I)	28,059	1,045,198
Sucampo Pharmaceuticals, Inc. (I)	563	2,010
Valeant Pharmaceuticals International (I)(L)	5,436	233,259
ViroPharma, Inc. (I)	1,907	25,992
Vivus, Inc. (I)(L)	101,643	886,327
XenoPort, Inc. (I)	1,921	17,788

		4,739,132

		36,958,359
Industrials - 18.42%
Aerospace & Defense - 2.31%
AAR Corp. (I)(L)	1,780	44,180
Aerovironment, Inc. (I)(L)	1,059	27,650
American Science & Engineering, Inc.	626	46,900
Applied Signal Technology, Inc.	18,470	361,643
BE Aerospace, Inc. (I)	41,792	1,272,566
Cubic Corp.	1,128	40,608
DynCorp International, Inc. (I)	2,573	29,564
Esterline Technologies Corp. (I)	9,913	490,000
GenCorp, Inc. (I)(L)	3,293	18,968
GeoEye, Inc. (I)	18,361	541,650
HEICO Corp.	402	20,727
HEICO Corp., Class A	994	39,442
Hexcel Corp. (I)	6,800	98,192
Orbital Sciences Corp., Class A (I)	122,599	2,330,607
Stanley, Inc. (I)	1,015	28,714
Taser International, Inc. (I)	4,142	24,272
Teledyne Technologies, Inc. (I)	1,204	49,689

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
TransDigm Group, Inc.	3,274	$173,653

		5,639,025
Air Freight & Logistics - 0.89%
Forward Air Corp.	2,038	53,599
Hub Group, Inc., Class A (I)	71,587	2,003,004
Pacer International, Inc. (I)	1,283	7,724
UTI Worldwide, Inc.	6,701	102,659

		2,166,986
Airlines - 0.44%
AirTran Holdings, Inc. (I)(L)	107,403	545,607
Allegiant Travel Company (I)	838	48,487
Continental Airlines, Inc. (I)(L)	6,332	139,114
Hawaiian Holdings, Inc. (I)	3,621	26,687
UAL Corp. (I)(L)	11,752	229,752
US Airways Group, Inc. (I)(L)	11,334	83,305

		1,072,952
Building Products - 0.03%
AAON, Inc.	909	20,562
Simpson Manufacturing Company, Inc.	971	26,955
USG Corp. (I)(L)	1,712	29,378

		76,895
Commercial Services & Supplies - 1.29%
ACCO Brands Corp. (I)	1,375	10,533
APAC Customer Services, Inc. (I)(L)	77,650	446,488
ATC Technology Corp. (I)	22,170	380,437
Bowne & Company, Inc.	964	10,758
Cenveo, Inc. (I)	3,927	34,008
Clean Harbors, Inc. (I)	1,660	92,230
Consolidated Graphics, Inc. (I)	14,920	617,837
Cornell Companies, Inc. (I)	998	18,273
EnerNOC, Inc. (I)(L)	1,273	37,783
Fuel Tech, Inc. (I)	1,216	9,752
Healthcare Services Group, Inc.	2,906	65,065
Herman Miller, Inc.	3,932	71,012
Innerworkings, Inc. (I)	1,968	10,234
Knoll, Inc.	3,302	37,148
M&F Worldwide Corp. (I)	816	24,970
Metalico, Inc. (I)(L)	2,449	14,670
Mine Safety Appliances Company	2,404	67,216
Mobile Mini, Inc. (I)	2,499	38,710
Rollins, Inc.	3,136	67,988
Standard Parking Corp. (I)	973	15,977
Standard Register Company	461	2,466
SYKES Enterprises, Inc. (I)	2,819	64,386
Team, Inc. (I)	1,263	20,953
Tetra Tech, Inc. (I)	4,311	99,325
The Geo Group, Inc. (I)	3,614	71,629
Viad Corp.	723	14,858
Waste Connections, Inc. (I)	23,745	806,380

		3,151,086
Construction & Engineering - 2.82%
Argan, Inc. (I)	436	5,668
Chicago Bridge & Iron Company NV (I)(L)	162,500	3,779,750
EMCOR Group, Inc. (I)	2,319	57,117
Furmanite Corp. (I)	2,505	13,001
Great Lakes Dredge & Dock Corp.	3,706	19,457
MasTec, Inc. (I)(L)	198,763	2,506,401
Michael Baker Corp. (I)	563	19,412
MYR Group, Inc. (I)	1,324	21,594
Northwest Pipe Company (I)	233	5,091
Orion Marine Group, Inc. (I)	23,619	426,323

349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Pike Electric Corp. (I)	662	$6,170
Sterling Construction Company, Inc. (I)	682	10,721

		6,870,705
Electrical Equipment - 3.53%
A.O. Smith Corp.	56,200	2,954,434
Acuity Brands, Inc. (L)	3,044	128,487
American Superconductor Corp. (I)(L)	2,957	85,457
AZZ, Inc.	865	29,280
Baldor Electric Company	1,090	40,766
Belden, Inc.	84,100	2,309,386
Capstone Turbine Corp. (I)(L)	227,362	288,750
Ener1, Inc. (I)(L)	3,364	15,912
Energy Conversion Devices, Inc. (I)(L)	3,218	25,197
EnerSys, Inc. (I)	21,735	535,985
Evergreen Solar, Inc. (I)(L)	7,122	8,048
Fuelcell Energy, Inc. (I)(L)	4,890	13,790
Fushi Copperweld, Inc. (I)	1,187	13,318
General Cable Corp. (I)(L)	3,657	98,739
GrafTech International, Ltd. (I)	24,705	337,717
GT Solar International, Inc. (I)(L)	2,524	13,201
Harbin Electric, Inc. (I)(L)	27,310	589,623
II-VI, Inc. (I)	22,577	764,006
Plug Power, Inc. (I)	3,089	2,138
Polypore International, Inc. (I)	1,718	29,996
Powell Industries, Inc. (I)	605	19,681
Thomas & Betts Corp. (I)	3,684	144,560
Valence Technology, Inc. (I)(L)	4,681	3,979
Vicor Corp. (I)	1,367	18,878
Woodward Governor Company	4,328	138,409

		8,609,737
Industrial Conglomerates - 0.02%
Raven Industries, Inc.	1,141	33,648
Standex International Corp.	833	21,466

		55,114
Machinery - 2.51%
3D Systems Corp. (I)	692	9,446
Actuant Corp., Class A	4,771	93,273
Astec Industries, Inc. (I)	1,349	39,067
Badger Meter, Inc.	999	38,471
Blount International, Inc. (I)	1,427	14,784
China Fire & Security Group, Inc. (I)(L)	596	7,730
CLARCOR, Inc.	3,541	122,129
Columbus McKinnon Corp. (I)	28,960	459,595
Dynamic Materials Corp.	907	14,167
Energy Recovery, Inc. (I)	2,294	14,452
EnPro Industries, Inc. (I)	12,650	367,862
ESCO Technologies, Inc.	1,850	58,849
Force Protection, Inc. (I)	4,922	29,630
Gardner Denver, Inc.	3,662	161,274
Graco, Inc.	1,477	47,264
IDEX Corp.	5,687	188,240
John Bean Technologies Corp.	1,943	34,080
K-Tron International, Inc. (I)	180	26,995
L.B. Foster Company (I)	715	20,656
Lindsay Corp. (L)	829	34,329
Middleby Corp. (I)	1,175	67,668
Mueller Industries, Inc.	1,324	35,470
Navistar International Corp. (I)	31,400	1,404,522
Oshkosh Corp. (I)	6,295	253,940
RBC Bearings, Inc. (I)	993	31,647
Robbins & Myers, Inc.	1,964	46,782
Sauer-Danfoss, Inc. (I)	311	4,130
Sun Hydraulics, Inc.	319	8,288

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
The Manitowoc Company, Inc.	5,974	$77,662
The Toro Company	2,408	118,401
Valmont Industries, Inc.	1,294	107,182
WABCO Holdings, Inc. (I)	68,600	2,052,512
Wabtec Corp. (L)	3,179	133,899

		6,124,396
Marine - 0.23%
American Commercial Lines, Inc. (I)	343	8,609
Genco Shipping & Trading, Ltd. (I)(L)	19,079	402,758
Kirby Corp. (I)(L)	3,597	137,226

		548,593
Professional Services - 1.28%
Administaff, Inc.	1,622	34,613
CBIZ, Inc. (I)	3,253	21,372
CoStar Group, Inc. (I)(L)	1,375	57,090
CRA International, Inc. (I)	513	11,758
Exponent, Inc. (I)	968	27,607
FTI Consulting, Inc. (I)	11,413	448,759
Heidrick & Struggles International, Inc.	13,611	381,516
Hill International, Inc. (I)	1,674	9,759
Huron Consulting Group, Inc. (I)	1,350	27,405
ICF International, Inc. (I)	1,190	29,560
Kforce, Inc. (I)	37,091	564,154
Korn/Ferry International (I)	1,606	28,346
Navigant Consulting Company (I)	3,518	42,673
Odyssey Marine Exploration, Inc. (I)(L)	1,345	1,762
Resources Connection, Inc. (I)	1,974	37,842
The Advisory Board Company (I)	13,453	423,770
The Corporate Executive Board Company	2,402	63,869
Towers Watson & Company	2,979	141,503
TrueBlue, Inc. (I)	35,708	553,474
VSE Corp.	5,467	225,022

		3,131,854
Road & Rail - 2.00%
AMERCO, Inc. (I)	173	9,392
Avis Budget Group, Inc. (I)(L)	7,175	82,513
Celadon Group, Inc. (I)	43,547	607,045
Dollar Thrifty Automotive Group, Inc. (I)	1,749	56,195
Genesee & Wyoming, Inc., Class A (I)	2,704	92,260
Heartland Express, Inc.	4,147	68,426
Kansas City Southern (I)(L)	16,380	592,465
Knight Transportation, Inc. (L)	4,394	92,669
Landstar System, Inc.	53,277	2,236,568
Marten Transport, Ltd. (I)	21,265	419,133
Old Dominion Freight Lines, Inc. (I)	17,617	588,232
Patriot Transportation Holding, Inc. (I)	121	10,222
Saia, Inc. (I)	973	13,505
Universal Truckload Services, Inc. (I)	164	2,883
YRC Worldwide, Inc. (I)	7,308	3,974

		4,875,482
Trading Companies & Distributors - 1.07%
Beacon Roofing Supply, Inc. (I)	3,175	60,738
Houston Wire & Cable Company	1,180	13,664
Kaman Corp., Class A	634	15,856
Lawson Products, Inc.	110	1,702
RSC Holdings, Inc. (I)	3,638	28,958
Titan Machinery, Inc. (I)	479	6,558
United Rentals, Inc. (I)	3,809	35,728
Watsco, Inc. (L)	42,800	2,434,464

		2,597,668

		44,920,493

350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 19.98%
Communications Equipment - 3.04%
Acme Packet, Inc. (I)	34,436	$663,926
ADTRAN, Inc. (L)	3,979	104,847
Airvana, Inc. (I)	1,790	13,711
Anaren, Inc. (I)	993	14,140
Arris Group, Inc. (I)	4,410	52,964
Aruba Networks, Inc. (I)	4,371	59,708
Bel Fuse, Inc.	48	889
Bel Fuse, Inc., Class B	216	4,352
BigBand Networks, Inc. (I)	2,864	10,110
Blue Coat Systems, Inc. (I)	26,062	808,964
Ciena Corp. (I)(L)	6,440	98,146
CommScope, Inc. (I)	80,899	2,266,790
Comtech Telecommunications Corp. (I)(L)	1,987	63,564
DG Fastchannel, Inc. (I)	8,767	280,106
Digi International, Inc. (I)	1,648	17,535
EMS Technologies, Inc. (I)	549	9,113
Emulex Corp. (I)	43,330	575,422
Finisar Corp. (I)	3,866	60,735
Harmonic, Inc. (I)	6,762	42,668
Hughes Communications, Inc. (I)	684	19,049
Infinera Corp. (I)(L)	6,117	52,117
InterDigital, Inc. (I)(L)	3,029	84,388
Ixia (I)	1,608	14,906
JDS Uniphase Corp. (I)	15,347	192,298
NETGEAR, Inc. (I)	27,558	719,264
Oplink Communications, Inc. (I)	30,679	568,789
OpNext, Inc. (I)	1,595	3,764
Palm, Inc. (I)(L)	10,850	40,796
Plantronics, Inc.	3,457	108,135
Polycom, Inc. (I)	5,938	181,584
Powerwave Technologies, Inc. (I)(L)	9,500	11,875
Riverbed Technology, Inc. (I)	3,895	110,618
Seachange International, Inc. (I)	2,063	14,812
ShoreTel, Inc. (I)	3,128	20,676
Sonus Networks, Inc. (I)	9,650	25,187
Tekelec, Inc. (I)	1,492	27,095
Viasat, Inc. (I)	2,019	69,878

		7,412,921
Computers & Peripherals - 1.41%
3PAR, Inc. (I)(L)	1,960	19,600
Compellent Technologies, Inc. (I)	27,528	483,116
Cray, Inc. (I)	50,310	299,345
Imation Corp. (I)	767	8,445
Intermec, Inc. (I)	3,501	49,644
Intevac, Inc. (I)	1,553	21,462
Isilon Systems, Inc. (I)	39,561	340,620
Netezza Corp. (I)	3,409	43,601
Novatel Wireless, Inc. (I)	50,636	340,780
QLogic Corp. (I)	8,063	163,679
Quantum Corp. (I)	14,986	39,413
Silicon Graphics International Corp. (I)	1,086	11,609
STEC, Inc. (I)(L)	9,513	113,966
Stratasys, Inc. (I)	1,354	33,011
Super Micro Computer, Inc. (I)	1,873	32,365
Synaptics, Inc. (I)(L)	2,392	66,043
Western Digital Corp. (I)	35,300	1,376,347

		3,443,046
Electronic Equipment, Instruments & Components - 0.62%
Anixter International, Inc. (I)	2,055	96,277
China Security & Surveillance
Technology, Inc. (I)(L)	1,832	14,088
Cogent, Inc. (I)	3,157	32,201

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Cognex Corp.	2,651	$49,017
Coherent, Inc. (I)	1,721	55,003
Comverge, Inc. (I)(L)	1,478	16,716
Daktronics, Inc.	2,454	18,699
DTS, Inc. (I)	1,233	41,971
Echelon Corp. (I)	1,428	12,809
Electro Scientific Industries, Inc. (I)	688	8,813
FARO Technologies, Inc. (I)	1,076	27,707
ICx Technologies, Inc. (I)(L)	877	6,113
IPG Photonics Corp. (I)	1,607	23,784
Itron, Inc. (I)	2,823	204,865
L-1 Identity Solutions, Inc. (I)	3,050	27,237
Maxwell Technologies, Inc. (I)(L)	20,987	260,029
MTS Systems Corp.	524	15,212
Multi-Fineline Electronix, Inc. (I)	722	18,599
National Instruments Corp.	4,101	136,768
OSI Systems, Inc. (I)	1,111	31,164
Plexus Corp. (I)	2,783	100,271
Power-One, Inc. (I)	4,654	19,640
Rofin-Sinar Technologies, Inc. (I)	2,040	46,145
Rogers Corp. (I)	395	11,459
Sanmina-SCI Corp. (I)	1,935	31,928
Scansource, Inc. (I)	1,869	53,790
Technitrol, Inc.	1,058	5,586
TTM Technologies, Inc. (I)	3,037	26,969
Universal Display Corp. (I)(L)	2,327	27,389
Vishay Intertechnology, Inc. (I)	7,879	80,602

		1,500,851
Internet Software & Services - 3.66%
Art Technology Group, Inc. (I)	122,662	540,939
comScore, Inc. (I)	1,385	23,116
Constant Contact, Inc. (I)(L)	1,497	34,760
DealerTrack Holdings, Inc. (I)	2,701	46,133
Dice Holdings, Inc. (I)	1,349	10,252
Digital River, Inc. (I)	2,719	82,386
DivX, Inc. (I)	1,999	14,313
Equinix, Inc. (I)(L)	38,500	3,747,590
GigaMedia, Ltd. (I)	33,734	107,611
GSI Commerce, Inc. (I)	3,812	105,478
InfoSpace, Inc. (I)	59,025	652,226
Internap Network Services Corp. (I)	2,255	12,628
Internet Brands, Inc., Class A (I)	1,656	15,268
Internet Capital Group, Inc. (I)	2,584	21,835
J2 Global Communications, Inc. (I)	3,178	74,365
Limelight Networks, Inc. (I)	2,735	10,010
Liquidity Services, Inc. (I)	1,162	13,409
LoopNet, Inc. (I)	1,944	21,851
MercadoLibre, Inc. (I)(L)	1,862	89,767
Monster Worldwide, Inc. (I)(L)	8,402	139,557
Move, Inc. (I)	107,287	224,230
NIC, Inc.	52,381	412,238
Open Text Corp. (I)	14,990	711,575
Perficient, Inc. (I)	1,079	12,160
Rackspace Hosting, Inc. (I)(L)	3,448	64,581
RealNetworks, Inc. (I)	6,640	32,071
SAVVIS, Inc. (I)	2,678	44,187
Sohu.com, Inc. (I)	2,165	118,209
Switch & Data Facilities Company, Inc. (I)	1,581	28,079
Terremark Worldwide, Inc. (I)	3,189	22,355
The Knot, Inc. (I)	2,017	15,773
United Online, Inc.	26,294	196,679
ValueClick, Inc. (I)	60,057	608,978
VistaPrint NV (I)	2,881	164,937

351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Vocus, Inc. (I)	1,295	$22,080
Web.com Group, Inc. (I)	60,660	330,597
WebMD Health Corp. (I)(L)	3,438	159,454

		8,931,677
IT Services - 2.56%
Amdocs, Ltd. (I)	64,800	1,951,128
CACI International, Inc., Class A (I)	13,575	663,139
Cass Information Systems, Inc.	465	14,485
China Information Security
Technology, Inc. (I)	2,108	10,645
Convergys Corp. (I)	43,439	532,562
CSG Systems International, Inc. (I)	31,611	662,567
Cybersource Corp. (I)(L)	42,303	746,225
Euronet Worldwide, Inc. (I)(L)	3,215	59,252
Exlservice Holdings, Inc. (I)	1,019	16,997
Forrester Research, Inc. (I)	1,106	33,257
Gartner Group, Inc., Class A (I)	5,393	119,940
Genpact, Ltd. (I)	5,322	89,250
Global Cash Access Holdings, Inc. (I)	3,963	32,378
Heartland Payment Systems, Inc.	1,582	29,425
iGate Corp.	1,715	16,687
infoGROUP, Inc. (I)	868	6,770
ManTech International Corp. (I)	1,568	76,565
NCI, Inc. (I)	476	14,389
NeuStar, Inc., Class A (I)	5,232	131,846
RightNow Technologies, Inc. (I)	1,566	27,969
Sapient Corp.	7,467	68,248
SRA International, Inc., Class A (I)	3,066	63,742
Syntel, Inc.	1,754	67,476
TeleTech Holdings, Inc. (I)	2,631	44,937
TNS, Inc. (I)	1,182	26,359
Unisys Corp. (I)	2,975	103,798
VeriFone Holdings, Inc. (I)	5,349	108,103
Wright Express Corp. (I)	17,029	512,913

		6,231,052
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	4,138	122,485
Semiconductors & Semiconductor Equipment - 3.74%
Actel Corp. (I)	658	9,113
Advanced Analogic Technologies, Inc. (I)	1,909	6,662
Advanced Energy Industries, Inc. (I)(L)	2,366	39,181
Amkor Technology, Inc. (I)(L)	8,374	59,204
Anadigics, Inc. (I)	99,840	485,222
Applied Micro Circuits Corp. (I)	4,689	40,466
Atheros Communications, Inc. (I)(L)	11,306	437,655
Atmel Corp. (I)	30,324	152,530
ATMI, Inc. (I)	1,435	27,710
Brooks Automation, Inc. (I)	4,531	39,963
Cabot Microelectronics Corp. (I)	1,650	62,420
Cavium Networks, Inc. (I)	2,639	65,606
Cirrus Logic, Inc. (I)	4,364	36,614
Conexant Systems, Inc. (I)	4,097	13,930
Cymer, Inc. (I)	34,428	1,284,164
Cypress Semiconductor Corp. (I)	10,957	126,006
Diodes, Inc. (I)	2,447	54,813
Entegris, Inc. (I)	5,988	30,180
Exar Corp. (I)	933	6,578
Fairchild Semiconductor International, Inc. (I)	3,052	32,504
FEI Company (I)	2,651	60,734
FormFactor, Inc. (I)	3,500	62,160
Hittite Microwave Corp. (I)	1,696	74,573
Integrated Device Technology, Inc. (I)	4,088	25,059
International Rectifier Corp. (I)	1,755	40,190

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
IXYS Corp. (I)	1,662	$14,193
Kopin Corp. (I)	4,662	17,249
Kulicke & Soffa Industries, Inc. (I)	1,721	12,477
Lattice Semiconductor Corp. (I)	2,905	10,661
Mattson Technology, Inc. (I)	1,795	8,293
Micrel, Inc.	1,099	11,715
Microsemi Corp. (I)	38,463	666,948
MKS Instruments, Inc. (I)	3,309	64,823
Monolithic Power Systems, Inc. (I)	92,787	2,069,150
Netlogic Microsystems, Inc. (I)(L)	2,684	78,990
NVE Corp. (I)(L)	9,816	444,665
O2Micro International, Ltd. (I)	84,467	578,599
OmniVision Technologies, Inc. (I)	2,318	39,823
Pericom Semiconductor Corp. (I)	1,799	19,267
PMC-Sierra, Inc. (I)	36,303	323,823
Power Integrations, Inc.	1,901	78,321
Rambus, Inc. (I)	4,580	100,073
Rubicon Technology, Inc. (I)(L)	866	17,493
Rudolph Technologies, Inc. (I)	1,375	11,784
Semtech Corp. (I)	2,810	48,978
Sigma Designs, Inc. (I)(L)	1,836	21,536
Silicon Laboratories, Inc. (I)	3,052	145,489
Silicon Storage Technology, Inc. (I)	2,932	8,913
Standard Microsystems Corp. (I)	1,565	36,433
Supertex, Inc. (I)	773	19,781
Teradyne, Inc. (I)(L)	7,997	89,326
Tessera Technologies, Inc. (I)	3,505	71,081
Trident Microsystems, Inc. (I)	3,269	5,688
TriQuint Semiconductor, Inc. (I)	10,704	74,928
Ultratech, Inc. (I)	1,583	21,529
Varian Semiconductor Equipment
Associates, Inc. (I)	5,177	171,462
Veeco Instruments, Inc. (I)	1,728	75,168
Verigy, Ltd. (I)	4,140	46,285
Volterra Semiconductor Corp. (I)	1,597	40,085
Zoran Corp. (I)	38,520	414,475

		9,132,741
Software - 4.90%
ACI Worldwide, Inc. (I)	1,555	32,049
Actuate Corp. (I)	56,520	315,947
Advent Software, Inc. (I)(L)	1,174	52,537
ArcSight, Inc. (I)	1,167	32,851
Ariba, Inc. (I)	3,156	40,555
AsiaInfo Holdings, Inc. (I)	2,137	56,588
Blackbaud, Inc.	3,107	78,265
Blackboard, Inc. (I)	2,175	90,611
Bottomline Technologies, Inc. (I)	600	10,098
Clicksoftware Technologies, Ltd. (I)	74,135	511,532
CommVault Systems, Inc. (I)	2,815	60,100
Compuware Corp. (I)	78,845	662,298
Concur Technologies, Inc. (I)	2,933	120,282
Deltek, Inc. (I)	1,157	8,839
DemandTec, Inc. (I)	1,835	12,753
Double-Take Software, Inc. (I)	1,191	10,612
Ebix, Inc. (I)	1,672	26,702
EPIQ Systems, Inc. (I)	45,482	565,341
FalconStor Software, Inc. (I)	2,575	8,961
Informatica Corp. (I)	6,293	169,030
Interactive Intelligence, Inc. (I)	28,360	530,048
Jack Henry & Associates, Inc.	5,661	136,204
JDA Software Group, Inc. (I)	20,150	560,573
Kenexa Corp. (I)	1,428	19,635
Magma Design Automation, Inc. (I)(L)	3,300	8,580
Manhattan Associates, Inc. (I)	1,585	40,386

352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
MICROS Systems, Inc. (I)	5,606	$184,325
MicroStrategy, Inc., Class A (I)	643	54,700
Monotype Imaging Holdings, Inc. (I)	809	7,872
Net 1 UEPS Technologies, Inc. (I)	31,894	586,531
Netscout Systems, Inc. (I)	2,003	29,624
NetSuite, Inc. (I)	1,116	16,227
NICE Systems, Ltd., SADR (I)	24,103	765,270
Opnet Technologies, Inc.	631	10,172
Parametric Technology Corp. (I)	8,294	149,707
Pegasystems, Inc.	1,161	42,957
Progress Software Corp. (I)	1,413	44,411
PROS Holdings, Inc. (I)	1,295	12,795
Quest Software, Inc. (I)	33,385	593,919
Radiant Systems, Inc. (I)	36,203	516,617
Renaissance Learning, Inc.	315	5,112
Rovi Corp. (I)	7,250	269,193
S1 Corp. (I)	3,673	21,671
Smith Micro Software, Inc. (I)	63,952	565,336
Solera Holdings, Inc.	25,535	986,928
SonicWALL, Inc. (I)	3,816	33,161
Sourcefire, Inc. (I)	1,135	26,048
SuccessFactors, Inc. (I)	3,271	62,280
Sybase, Inc. (I)(L)	11,706	545,734
Symyx Technologies, Inc. (I)	2,477	11,122
Synchronoss Technologies, Inc. (I)	1,419	27,486
Taleo Corp. (I)	2,429	62,935
TeleCommunication Systems, Inc. (I)	53,157	389,641
TIBCO Software, Inc. (I)	60,828	656,334
TiVo, Inc. (I)	7,692	131,687
Tyler Technologies, Inc. (I)	30,628	573,969
Ultimate Software Group, Inc. (I)(L)	10,319	340,011
VASCO Data Security International, Inc. (I)	2,110	17,408
Websense, Inc. (I)	2,001	45,563

		11,948,123

		48,722,896
Materials - 4.49%
Chemicals - 2.15%
Albemarle Corp.	69,100	2,945,733
Balchem Corp.	1,969	48,536
Cabot Corp.	19,017	578,117
Calgon Carbon Corp. (I)(L)	3,744	64,097
Hawkins, Inc. (L)	220	5,324
Intrepid Potash, Inc. (I)(L)	3,167	96,055
Landec Corp. (I)	1,803	11,954
LSB Industries, Inc. (I)	1,135	17,297
NewMarket Corp.	856	88,159
Solutia, Inc. (I)	49,084	790,743
Spartech Corp. (I)	30,768	359,986
Stepan Company	558	31,187
W.R. Grace & Company (I)	5,082	141,076
Zep, Inc.	1,521	33,279
Zoltek Companies, Inc. (I)	2,057	19,829

		5,231,372
Construction Materials - 0.01%
Headwaters, Inc. (I)	4,239	19,457
United States Lime & Minerals, Inc. (I)	207	8,005

		27,462
Containers & Packaging - 0.97%
AptarGroup, Inc.	10,114	397,986
Bway Holding Company (I)	791	15,899
Crown Holdings, Inc. (I)	54,800	1,477,408
Graphic Packaging Holding Company (I)	3,088	11,148

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.	7,691	$463,229

		2,365,670
Metals & Mining - 1.14%
AK Steel Holding Corp.	23,593	539,336
Allied Nevada Gold Corp. (I)(L)	4,398	72,875
Brush Engineered Materials, Inc. (I)	1,423	32,117
Gammon Gold, Inc. (I)	48,110	345,911
General Moly, Inc. (I)	4,429	14,704
Haynes International, Inc.	851	30,236
Hecla Mining Company (I)(L)	8,387	45,877
Horsehead Holding Corp. (I)	3,043	36,029
Royal Gold, Inc.	1,772	81,884
RTI International Metals, Inc. (I)	2,111	64,027
Schnitzer Steel Industries, Inc.	1,506	79,110
Stillwater Mining Company (I)(L)	54,380	705,852
Thompson Creek Metals Company, Inc. (I)	54,090	731,838

		2,779,796
Paper & Forest Products - 0.22%
Buckeye Technologies, Inc. (I)	40,050	523,854
Deltic Timber Corp.	484	21,320

		545,174

		10,949,474
Telecommunication Services - 3.23%
Diversified Telecommunication Services - 1.16%
Alaska Communications Systems
Group, Inc. (L)	3,123	25,359
Atlantic Tele-Network, Inc.	6,650	298,785
Cbeyond, Inc. (I)(L)	1,630	22,298
Cogent Communications Group, Inc. (I)(L)	206,679	2,151,528
General Communication, Inc., Class A (I)	2,337	13,484
Global Crossing, Ltd. (I)	2,116	32,057
Neutral Tandem, Inc. (I)(L)	2,242	35,827
PAETEC Holding Corp. (I)	9,222	43,159
Premiere Global Services, Inc. (I)	2,611	21,567
TW Telecom, Inc. (I)	10,514	190,829
Vonage Holdings Corp. (I)(L)	7,732	10,438

		2,845,331
Wireless Telecommunication Services - 2.07%
FiberTower Corp. (I)	496	2,306
ICO Global Communications
Holdings, Ltd. (I)	10,501	12,601
NII Holdings, Inc. (I)	101,700	4,236,822
Shenandoah Telecommunications Company	1,580	29,704
Syniverse Holdings, Inc. (I)	37,863	737,193
TerreStar Corp. (I)(L)	3,325	4,389
USA Mobility, Inc. (I)	1,590	20,145

		5,043,160

		7,888,491
Utilities - 0.28%
Electric Utilities - 0.08%
ITC Holdings Corp.	3,572	196,460
Independent Power Producers & Energy Traders - 0.01%
Ormat Technologies, Inc.	1,438	40,465
Multi-Utilities - 0.18%
Avista Corp.	21,070	436,360

353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.01%
Consolidated Water Company, Ltd.	994	$13,499

		686,784

TOTAL COMMON STOCKS (Cost $198,381,757)		$237,628,036

INVESTMENT COMPANIES - 0.20%
Financials - 0.20%
iShares Russell 2000 Growth Index Fund (L)	6,680	489,243

TOTAL INVESTMENT COMPANIES (Cost $454,299)		$489,243

SHORT-TERM INVESTMENTS - 20.06%
Short-Term Securities* - 0.64%
Federal Home Loan Bank Discount Notes,
0.010%, 04/01/2010	$1,225,000	1,225,000
State Street Institutional Liquid Reserves
Fund, 0.1186%	340,891	340,891

		1,565,891
Repurchase Agreement - 3.05%
Repurchase Agreement with State Street Corp.
dated 03/31/10 at 0.00% to be repurchased
at $7,429,000 on 04/01/2010, collateralized
by $7,430,000 Federal Home Loan Bank,
4.375% due 09/17/2010 (valued at
$7,582,315, including interest)	7,429,000	7,429,000
Securities Lending Collateral - 16.37%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	3,987,261	39,907,693

TOTAL SHORT-TERM INVESTMENTS (Cost $48,906,884)		$48,902,584

Total Investments (Smaller Company Growth Trust)
(Cost $247,742,940) - 117.71%		$287,019,863
Other assets and liabilities, net - (17.71%)		(43,181,329)

TOTAL NET ASSETS - 100.00%		$243,838,534

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.41%
Treasury Inflation Protected Securities (D) - 3.81%
2.375%, 01/15/2025 (F)	10,206,938	$10,684,593
2.500%, 01/15/2029	4,480,626	4,736,161
3.875%, 04/15/2029	1,673,809	2,124,430

		17,545,184
U.S. Treasury Bonds - 5.92%
0.00%, 02/15/2025	10,930,000	5,441,555
3.500%, 02/15/2039	953,000	771,186
4.250%, 05/15/2039	2,730,000	2,529,514
4.375%, 11/15/2039	6,335,000	5,990,534
4.500%, 08/15/2039	11,440,000	11,046,730
8.750%, 08/15/2020	1,060,000	1,498,244

		27,277,763
U.S. Treasury Notes - 0.73%
2.750%, 11/30/2016	1,020,000	991,870
3.125%, 05/15/2019	520,000	495,259
3.625%, 08/15/2019 to 02/15/2020	1,880,000	1,852,486

		3,339,615

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Strips - 0.72%
0.010%, 05/15/2018 to 11/15/2027		$6,780,000	$3,335,311
Federal Home Loan Mortgage Corp. - 2.10%
0.160%, 05/04/2011 (P)		1,000,000	1,000,557
2.875%, 02/09/2015		630,000	633,869
3.000%, 07/28/2014		3,300,000	3,373,085
5.000%, 12/01/2034		103,843	107,843
5.500%, 11/01/2035 to 01/01/2038		4,298,411	4,543,290

			9,658,644
Federal National Mortgage Association - 9.26%
0.00%, 10/09/2019		1,620,000	947,846
2.414%, 11/01/2035 (P)		197,011	199,377
4.500%, TBA (B)		1,300,000	1,302,438
4.625%, 05/01/2013		1,760,000	1,878,835
5.000%, TBA (B)		8,500,000	8,847,227
5.000%, 08/01/2034 to 11/01/2036		5,575,174	5,776,040
5.250%, 08/01/2012		1,900,000	2,045,730
5.500%, 02/01/2035 to 04/01/2036		13,408,890	14,149,936
6.000%, TBA (B)		4,000,000	4,256,408
6.000%, 04/18/2036		970,000	1,026,452
6.625%, 11/15/2030		1,760,000	2,103,320
7.500%, 07/01/2030 to 02/01/2031		13,186	14,456
8.000%, 08/01/2027		58,040	64,108
8.800%, 01/25/2019		40,050	45,549
10.400%, 04/25/2019		7,013	7,698

			42,665,420
Government National Mortgage Association - 1.67%
4.500%, TBA (B)		1,500,000	1,516,875
5.000%, 04/15/2034 to 01/15/2040		3,454,686	3,615,663
6.000%, TBA (B)		2,400,000	2,567,625
7.500%, 04/15/2022 to 10/15/2027		12,327	13,503

			7,713,666
The Financing Corp. - 1.05%
0.00%, 02/08/2018 to 09/26/2019		7,010,000	4,832,904
Tennessee Valley Authority - 0.15%
5.250%, 09/15/2039		680,000	672,437

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $116,781,134)			$117,040,944

FOREIGN GOVERNMENT
OBLIGATIONS - 3.95%
Brazil - 1.76%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	14,557,000	8,099,037
Greece - 0.37%
Republic of Greece
6.100%, 08/20/2015	EUR	1,250,000	1,686,966
Indonesia - 0.30%
Republic of Indonesia
11.000%, 09/15/2025	IDR	11,641,000,000	1,395,056
Italy - 0.41%
Republic of Italy
5.804%, 10/25/2032		$1,948,000	1,873,853
Russia - 0.25%
Government of Russia, Eurobond
7.500%, 03/31/2030		998,280	1,150,618

354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey - 0.86%
Republic of Turkey
6.875%, 03/17/2036	$3,931,000	$3,970,310

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $18,312,250)		$18,175,840

CORPORATE BONDS - 45.47%
Advertising - 0.29%
Affinion Group, Inc.
10.125%, 10/15/2013	161,000	165,025
WPP Finance UK
8.000%, 09/15/2014	1,000,000	1,148,988

		1,314,013
Aerospace/Defense - 0.66%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	3,250,000	3,038,750
Agriculture - 0.04%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	180,000	188,100
Airlines - 0.42%
Continental Airlines, Inc.
7.339%, 04/19/2014	170,000	165,750
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	165,000	173,456
Delta Air Lines, Inc., Class B
8.021%, 08/10/2022	448,593	412,706
Delta Air Lines, Inc., Class G
6.417%, 07/02/2012	1,180,000	1,172,625

		1,924,537
Apparel - 0.15%
Oxford Industries, Inc.
11.375%, 07/15/2015	630,000	702,450
Auto Manufacturers - 0.52%
General Motors Corp.
8.250%, 07/15/2023 (H)	870,000	321,900
8.375%, 07/15/2033 (H)	5,528,000	2,073,000

		2,394,900
Auto Parts & Equipment - 0.06%
Penhall International Corp.
12.000%, 08/01/2014 (S)	355,000	267,138
Banks - 3.43%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	1,150,000	1,162,004
Glitnir Banki HF
6.330%, 07/28/2011 (H)(S)	720,000	212,400
6.375%, 09/25/2012 (H)(S)	870,000	256,650
6.693%, 06/15/2016 (H)(S)	1,220,000	122
7.451%, 09/30/2049 (H)(S)	100,000	10
ICICI Bank, Ltd.
6.375%, 04/30/2022 (P)(S)	446,000	419,924
ICICI Bank, Ltd., (6.375% to 04/30/2017,
then 6 month LIBOR +228 bps)
maturing at 04/30/2022	410,000	386,425
JPMorgan Chase & Company
6.625%, 03/15/2012	865,000	940,324
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(S)	440,000	44
7.625%, 02/28/2015 (H)(S)	2,410,000	644,675

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Lloyds TSB Bank PLC
2.800%, 04/02/2012 (S)	$960,000	$979,164
4.375%, 01/12/2015 (S)	1,240,000	1,222,370
5.800%, 01/13/2020 (S)	990,000	965,931
Nordea Bank AB
4.875%, 01/27/2020 (S)	1,600,000	1,586,608
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	240,000	239,940
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	690,000	748,650
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	200,000	199,951
UBS AG
3.875%, 01/15/2015	810,000	799,092
Wachovia Corp.
5.250%, 08/01/2014	3,280,000	3,445,269
Wells Fargo Company
5.300%, 08/26/2011	1,490,000	1,569,547

		15,779,100
Beverages - 0.54%
Anheuser-busch Inbev Worldwide, Inc.
5.000%, 04/15/2020 (S)	1,230,000	1,233,787
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	1,080,000	1,233,802

		2,467,589
Chemicals - 0.02%
ARCO Chemical Company
9.800%, 02/01/2020 (H)	100,000	92,500
Commercial Services - 0.49%
Altegrity, Inc.
10.500%, 11/01/2015 (S)	750,000	705,000
Ceridian Corp., PIK
12.250%, 11/15/2015	170,400	163,584
Rental Service Corp.
9.500%, 12/01/2014	1,315,000	1,301,850
Service Corp. International
7.500%, 04/01/2027	45,000	41,175
7.625%, 10/01/2018	53,000	53,663

		2,265,272
Diversified Financial Services - 13.50%
Aiful Corp.
5.000%, 08/10/2010 (S)	360,000	343,800
American Express Company
8.125%, 05/20/2019	1,560,000	1,889,470
American General Finance Corp.
6.900%, 12/15/2017	410,000	359,123
Bank of America Corp.
5.420%, 03/15/2017	2,300,000	2,272,966
Bear Stearns Companies LLC
7.250%, 02/01/2018	3,420,000	3,952,460
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	290,000	252,300
Citigroup Funding, Inc.
2.250%, 12/10/2012	1,700,000	1,727,591
Citigroup, Inc.
2.125%, 07/12/2012	1,710,000	1,740,664
5.875%, 05/29/2037	3,330,000	2,999,617
6.010%, 01/15/2015	2,190,000	2,300,744
6.125%, 08/25/2036	70,000	61,085
6.875%, 03/05/2038	1,760,000	1,778,473

355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Countrywide Financial Corp.
6.250%, 05/15/2016	$610,000	$626,282
Credit Suisse USA, Inc.
5.500%, 08/16/2011	510,000	538,602
Dexia Credit Local
2.375%, 09/23/2011 (S)	660,000	674,034
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	1,790,000	1,853,142
Ford Motor Credit Company LLC
5.507%, 06/15/2011 (P)	5,000	5,100
12.000%, 05/15/2015	5,915,000	7,066,627
General Electric Capital Corp.
2.125%, 12/21/2012	4,930,000	4,994,499
6.000%, 08/07/2019	5,090,000	5,378,445
GMAC, Inc.
2.200%, 12/19/2012	1,500,000	1,522,541
8.000%, 12/31/2018	604,000	594,940
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (P)	3,200,000	2,832,000
International Lease Finance Corp.
5.875%, 05/01/2013	1,545,000	1,483,719
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)	1,380,000	320,850
5.625%, 01/24/2013 (H)	260,000	61,100
6.200%, 09/26/2014 (H)	440,000	102,300
6.750%, 12/28/2017 (H)	2,170,000	5,425
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	1,600,000	1,590,392
Morgan Stanley
4.750%, 04/01/2014	2,440,000	2,491,428
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	175,000	157,500
7.000%, 05/01/2017 (S)	190,000	163,400
Santander US Debt SA Unipersonal
3.724%, 01/20/2015 (S)	1,000,000	996,225
Shinsei Finance Cayman, Ltd.
6.418%, (P)(S)	1,410,000	977,825
SLM Corp.
8.000%, 03/25/2020	3,870,000	3,768,447
The Goldman Sachs Group, Inc.
4.500%, 06/15/2010	1,090,000	1,098,131
5.375%, 03/15/2020	130,000	128,806
7.500%, 02/15/2019	1,640,000	1,874,190
TNK-BP Finance SA
7.500%, 07/18/2016 (S)	1,110,000	1,207,125

		62,191,368
Electric - 2.52%
AES Corp.
7.750%, 03/01/2014 to 10/15/2015	2,366,000	2,417,235
Dominion Resources, Inc.
5.700%, 09/17/2012	1,370,000	1,484,502
Edison Mission Energy
7.000%, 05/15/2017	165,000	115,088
7.625%, 05/15/2027	230,000	147,200
7.750%, 06/15/2016	520,000	379,600
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	551,000	374,680
Exelon Corp.
5.625%, 06/15/2035	635,000	589,683
FirstEnergy Corp.
6.450%, 11/15/2011	37,000	39,244
7.375%, 11/15/2031	1,215,000	1,257,384
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	818,407	879,788

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc.
7.375%, 02/01/2016	$695,000	$689,788
Orion Power Holdings, Inc.
12.000%, 05/01/2010	250,000	250,938
Pacific Gas & Electric Company
6.050%, 03/01/2034	930,000	957,728
TXU Corp., Series R
6.550%, 11/15/2034	3,955,000	2,036,825

		11,619,683
Entertainment - 0.22%
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	386,000	262,480
Mohegan Tribal Gaming Authority
6.875%, 02/15/2015	250,000	189,375
7.125%, 08/15/2014	225,000	174,375
11.500%, 11/01/2017 (S)	100,000	106,500
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	80,000	58,400
9.125%, 02/01/2015 (S)	300,000	231,000

		1,022,130
Food - 0.29%
Kraft Foods, Inc.
5.375%, 02/10/2020	1,170,000	1,189,135
The Kroger Company
6.150%, 01/15/2020	80,000	86,845
6.400%, 08/15/2017	60,000	66,706

		1,342,686
Forest Products & Paper - 0.29%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	243,722	256,212
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	318,000	273,480
NewPage Corp.
11.375%, 12/31/2014	545,000	542,275
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	300,000	262,500

		1,334,467
Healthcare Products - 0.11%
Biomet, Inc.
10.000%, 10/15/2017	20,000	22,050
Medtronic, Inc.
4.450%, 03/15/2020	390,000	386,736
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)	70,000	59,675
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	60,000	59,700

		528,161
Healthcare Services - 2.50%
HCA, Inc.
6.375%, 01/15/2015	630,000	598,500
7.500%, 11/15/2095	60,000	47,100
9.125%, 11/15/2014	1,030,000	1,087,938
9.250%, 11/15/2016	1,820,000	1,934,888
Humana, Inc.
6.300%, 08/01/2018	1,310,000	1,332,732
Tenet Healthcare Corp.
6.875%, 11/15/2031	6,200,000	5,053,000
10.000%, 05/01/2018 (S)	9,000	10,080
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	747,076	707,855

356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
U.S. Oncology, Inc.
9.125%, 08/15/2017	$725,000	$757,625

		11,529,718
Home Furnishings - 0.03%
Norcraft Holdings Capital
9.750%, 09/01/2012	130,000	123,500
Household Products - 0.01%
American Greetings Corp.
7.375%, 06/01/2016	30,000	29,925
Insurance - 0.45%
American International Group, Inc., MTN
5.850%, 01/16/2018	240,000	223,000
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	1,060,000	1,069,048
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	730,000	791,854

		2,083,902
Internet - 0.00%
Semgroup, L.P.
8.750%, 11/15/2049 (I)	250,000	0
Iron & Steel - 0.20%
Metals USA, Inc.
11.125%, 12/01/2015	650,000	682,500
Ryerson, Inc.
12.000%, 11/01/2015	85,000	89,250
Steel Dynamics, Inc.
7.375%, 11/01/2012	150,000	156,000

		927,750
Lodging - 0.76%
Boyd Gaming Corp.
6.750%, 04/15/2014	575,000	501,688
Harrah’s Operating Company, Inc.
10.750%, 02/01/2016	680,000	566,100
11.250%, 06/01/2017	1,065,000	1,147,538
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	345,000	165,600
MGM Mirage, Inc.
8.375%, 02/01/2011	245,000	244,388
10.375%, 05/15/2014 (S)	225,000	248,063
11.125%, 11/15/2017 (S)	540,000	607,500
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	420,000	30,450

		3,511,327
Media - 2.27%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	345,866	415,327
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)	1,570,000	1,507,200
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	550,000	615,313
Comcast Corp.
5.700%, 05/15/2018	1,760,000	1,866,110
6.500%, 01/15/2015 to 01/15/2017	910,000	1,018,069
CSC Holdings, Inc.
6.750%, 04/15/2012	400,000	418,500
DISH DBS Corp.
7.750%, 05/31/2015	45,000	47,025
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	1,510,000	26,425

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable, Inc.
8.750%, 02/14/2019	$1,770,000	$2,195,120
Time Warner Entertainment Company LP
8.375%, 07/15/2033	820,000	987,612
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	1,040,000	1,138,800
UPC Holding BV
9.875%, 04/15/2018 (S)	190,000	199,500

		10,435,001
Mining - 1.15%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	1,490,000	1,657,625
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	1,500,000	1,925,147
Teck Resources, Ltd.
9.750%, 05/15/2014	40,000	47,400
10.250%, 05/15/2016	240,000	285,600
Vale Overseas, Ltd.
6.875%, 11/21/2036	715,000	739,703
8.250%, 01/17/2034	100,000	117,263
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	470,000	515,825

		5,288,563
Miscellaneous Manufacturers - 0.24%
Tyco International Group SA
6.000%, 11/15/2013	90,000	99,461
6.375%, 10/15/2011	280,000	301,680
6.750%, 02/15/2011	660,000	692,010

		1,093,151
Oil & Gas - 4.94%
Anadarko Finance Company
7.500%, 05/01/2031	750,000	842,793
Anadarko Petroleum Corp.
5.950%, 09/15/2016	100,000	108,947
8.700%, 03/15/2019	840,000	1,039,231
Belden & Blake Corp.
8.750%, 07/15/2012	1,070,000	1,000,450
Berry Petroleum Company
10.250%, 06/01/2014	360,000	396,900
Chesapeake Energy Corp.
6.250%, 01/15/2018	245,000	233,363
6.625%, 01/15/2016	105,000	102,900
7.250%, 12/15/2018	735,000	735,000
Conoco, Inc.
6.950%, 04/15/2029	1,610,000	1,847,964
Corral Petroleum Holdings AB, PIK
1.751%, 04/15/2010 (S)	220,512	178,615
Hess Corp.
7.300%, 08/15/2031	1,220,000	1,390,179
7.875%, 10/01/2029	150,000	179,724
8.125%, 02/15/2019	950,000	1,158,003
Kerr-McGee Corp.
6.950%, 07/01/2024	900,000	1,001,120
Linn Energy LLC
8.625%, 04/15/2020 (S)	230,000	230,000
Mariner Energy, Inc.
7.500%, 04/15/2013	140,000	141,050
Occidental Petroleum Corp.
7.000%, 11/01/2013	770,000	891,926
Pemex Project Funding Master Trust
6.625%, 06/15/2035	4,783,000	4,712,145
Petrobras International Finance Company
5.750%, 01/20/2020	878,000	899,503

357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
PetroHawk Energy Corp.
9.125%, 07/15/2013	$205,000	$213,969
Plains Exploration & Production Company
8.625%, 10/15/2019	215,000	227,900
10.000%, 03/01/2016	365,000	403,325
Quicksilver Resources, Inc.
7.125%, 04/01/2016	375,000	356,250
11.750%, 01/01/2016	160,000	183,200
SandRidge Energy, Inc.
9.875%, 05/15/2016 (S)	905,000	929,888
Shell International Finance BV
4.375%, 03/25/2020	1,060,000	1,050,863
Whiting Petroleum Corp.
7.000%, 02/01/2014	575,000	588,656
XTO Energy, Inc.
5.500%, 06/15/2018	1,560,000	1,693,606

		22,737,470
Oil & Gas Services - 0.35%
Baker Hughes, Inc.
7.500%, 11/15/2018	970,000	1,159,647
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	95,000	95,238
Complete Production Services, Inc.
8.000%, 12/15/2016	350,000	346,500

		1,601,385
Pipelines - 3.03%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	235,000	177,425
El Paso Corp.
7.375%, 12/15/2012	725,000	767,338
7.750%, 01/15/2032	5,815,000	5,713,877
El Paso Natural Gas Company
8.375%, 06/15/2032	880,000	1,029,910
Energy Transfer Partners LP
9.000%, 04/15/2019	1,310,000	1,608,565
Enterprise Products Operating LLC
5.250%, 01/31/2020	1,360,000	1,372,360
(8.375% to 08/01/16, then 3 month
LIBOR + 370.75 bps)maturing
at 08/01/2066	300,000	304,500
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	245,000	262,660
5.950%, 02/15/2018	1,260,000	1,351,407
6.750%, 03/15/2011	190,000	199,626
7.125%, 03/15/2012	25,000	27,372
Williams Companies, Inc.
7.875%, 09/01/2021	470,000	553,387
8.750%, 03/15/2032	168,000	204,681
Williams Partners LP
5.250%, 03/15/2020 (S)	400,000	400,815

		13,973,923
Real Estate - 0.27%
Ashton Woods USA LLC, zero coupon,
Steps up to 11.000% on 06/30/2012
maturing at 06/30/2015 (S)	67,600	25,350
Realogy Corp.
10.500%, 04/15/2014	1,067,000	920,288
Realogy Corp., PIK
11.000%, 04/15/2014	699	612
Ventas Realty LP
6.750%, 04/01/2017	275,000	282,342

		1,228,592

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.01%
Ventas Realty LP
6.500%, 06/01/2016	$65,000	$66,423
Retail - 2.03%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	566,000	417,425
CVS Caremark Corp.
6.600%, 03/15/2019	790,000	883,233
9.350%, 01/10/2023 (S)	3,300,000	3,215,553
CVS Pass-Through Trust
6.036%, 12/10/2028	783,203	774,611
El Pollo Loco, Inc.
11.750%, 11/15/2013	535,000	476,150
Michaels Stores, Inc.
10.000%, 11/01/2014	1,375,000	1,450,625
Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	1,668,408	1,701,776
Sbarro, Inc.
10.375%, 02/01/2015	240,000	201,600
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	210,000	234,361

		9,355,334
Semiconductors - 0.00%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	15,000	13,275
Telecommunications - 3.66%
ALLTEL Communications LLC, PIK
10.375%, 12/01/2017 (S)	190,000	220,959
America Movil SAB de CV
5.000%, 03/30/2020 (S)	670,000	660,530
AT&T, Inc.
5.600%, 05/15/2018	420,000	448,634
5.800%, 02/15/2019	840,000	897,915
6.550%, 02/15/2039	1,500,000	1,576,863
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	490,000	534,100
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	70,000	55,300
Cricket Communications, Inc.
7.750%, 05/15/2016	735,000	762,563
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016	820,000	881,503
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	165,000	17
Intelsat Corp.
9.250%, 08/15/2014	430,000	440,750
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	710,000	768,575
Level 3 Financing, Inc.
9.250%, 11/01/2014	670,000	653,250
Nordic Telephone Company Holdings
8.875%, 05/01/2016 (S)	770,000	825,825
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	130,000	138,450
Qwest Corp.
3.507%, 06/15/2013 (P)	30,000	30,263
Royal KPN NV
8.000%, 10/01/2010	1,090,000	1,128,206
Telecom Italia Capital SA
5.250%, 10/01/2015	880,000	901,025
True Move Company, Ltd.
10.750%, 12/16/2013 (S)	680,000	709,750

358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.
5.500%, 02/15/2018	$710,000	$752,515
8.950%, 03/01/2039	980,000	1,328,945
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,030,000	1,285,089
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	180,000	194,850
Virgin Media Finance PLC
9.125%, 08/15/2016	845,000	897,813
9.500%, 08/15/2016	250,000	273,125
Windstream Corp.
8.625%, 08/01/2016	470,000	480,575

		16,847,390
Transportation - 0.02%
Kansas City Southern de Mexico SA
de CV
7.625%, 12/01/2013	80,000	81,800
12.500%, 04/01/2016	5,000	5,913

		87,713

TOTAL CORPORATE BONDS (Cost $218,653,810)		$209,407,186

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.91%
Banc of America Commercial Mortgage,
Inc., Series 2006-1, Class A4
5.372%, 09/10/2045 (P)	1,600,000	1,640,391
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
3.950%, 04/25/2035 (P)	170,656	152,290
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-12, Class 24A1
5.743%, 02/25/2036 (P)	1,448,238	1,087,333
Bear Stearns Alt-A Trust,
Series 2004-11, Class 2A2
3.630%, 11/25/2034 (P)	772,887	537,493
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.350%, 01/17/2032 (P)	580,000	620,712
Commercial Mortgage Pass-Through
Certificates, Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	394,996	405,888
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1B
0.440%, 07/20/2046 (P)	3,515,921	1,386,033
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-25, Class 2A1
0.586%, 02/25/2035 (P)	173,680	120,251
Countrywide Home Loans
Series 2005-9, Class 2A1,
0.466%, 05/25/2035 (P)	137,470	83,274
Series 2006-HYB3, Class 2A1A,
5.629%, 05/20/2036 (P)	204,730	139,772
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class A4,
5.549%, 02/15/2039 (P)	1,900,000	1,958,117
Series 2007-C4,
5.809%, 09/15/2039 (P)	650,000	629,546
First Boston Mortgage Securities Corp.,
Series D, Class I-O, IO
10.965%, 05/25/2017	13,841	2,671

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial
Mortgage, Series 2000-C1, IO
1.165%, 05/17/2032	$6,802,750	$194,675
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR5 ,Class 3A1
4.926%, 09/19/2035 (P)	67,585	57,053
Green Tree Financial Corp.,
Series 1997-6, Class A8
7.070%, 01/15/2029	456,047	471,509
Greenpoint Mortgage Funding Trust
Series 2006-AR5,
0.326%, 10/25/2046 (P)	409,804	358,325
Series 2005-AR4,
0.506%, 10/25/2045 (P)	221,999	115,539
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 3A5
4.480%, 07/25/2035 (P)	6,000,000	4,076,532
Impac Secured Assets Corp.,
Series 2005-2, Class A1
0.566%, 03/25/2036 (P)	1,053,211	516,368
IndyMac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A,
0.446%, 06/25/2047 (P)	3,799,940	1,886,028
Series 2007-AR15, Class 2A1,
5.552%, 08/25/2037 (P)	3,128,296	1,527,462
JPMorgan Mortgage Trust
Series 2004-A3,
4.942%, 07/25/2034 (P)	1,400,000	1,284,322
Series 2005-A6, Class 7A1,
4.955%, 08/25/2035 (P)	374,342	316,247
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%, 09/15/2039	4,420,000	4,496,651
Lehman XS Trust,
Series 2007-9 ,Class 1A1
0.366%, 06/25/2037 (P)	957,979	527,287
Luminent Mortgage Trust,
Series 2006-4, Class A1A
0.436%, 05/25/2046 (P)	2,292,064	1,174,316
Master Adjustable Rate Mortgages Trust
Series 2006-OA1, Class 1A1,
0.456%, 04/25/2046 (P)	2,965,692	1,572,294
Series 2006-2, Class 3A1,
4.831%, 01/25/2036 (P)	704,231	592,201
Master Seasoned Securities Trust,
Series 2005-2 ,Class 4A1
4.721%, 10/25/2032 (P)	536,304	476,275
MASTR Asset Securitization Trust,
Series 2003-6, Class 1A1
5.500%, 07/25/2033	923,494	886,932
Merit Securities Corp.,
Series 11PA, Class B2
1.747%, 09/28/2032 (P)(S)	443,292	366,413
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1 , Class 1A1
5.615%, 03/25/2036 (P)	607,133	368,851
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.656%, 05/12/2039 (P)	1,500,000	1,559,399
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR,
0.566%, 01/25/2035 (P)	1,237,403	809,729
Series 2006-8AR,
2.363%, 06/25/2036 (P)	2,541,827	2,196,130

359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan
Trust (continued)
Series 2004-8AR, Class 4A1,
2.849%, 10/25/2034 (P)	$540,488	$434,653
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.436%, 09/25/2046 (P)	2,240,064	1,235,024
Prime Mortgage Trust,
Series 2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	3,131,568	2,637,368
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.000%, 08/25/2019	644,142	614,954
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-21 ,Class 1A
5.724%, 11/25/2035 (P)	1,846,650	954,173
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR6, Class 1A3,
0.436%, 07/25/2046 (P)	2,948,651	1,463,623
Series 2005-AR4,
0.556%, 12/25/2035 (P)	631,145	338,959
Series 2005-AR3, Class 2A1,
3.380%, 08/25/2035 (P)	165,473	107,258
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1,
6.198%, 09/25/2037 (P)	1,766,036	1,572,893
Series 2007-4, Class 3A1,
6.201%, 09/25/2037 (P)	1,796,167	1,534,525
WaMu Mortgage Pass-Through Certificates
Series 2005-AR6, Class 2A1A,
0.476%, 04/25/2045 (P)	543,134	433,284
Series 2005-AR8, Class 1A1A,
0.516%, 07/25/2045 (P)	826,267	651,326
Series 2005-AR17, Class A1A1,
0.516%, 12/25/2045 (P)	1,968,662	1,501,842
Series 2005-AR13, Class A1A1,
0.536%, 10/25/2045 (P)	857,803	661,106
Series 2005-AR17, Class A1A2,
0.536%, 12/25/2045 (P)	328,110	226,326
Series 2005-AR11, Class A1B3,
0.646%, 08/25/2045 (P)	336,117	209,320
Series 2006-AR8, Class 1A3,
5.846%, 08/25/2046 (P)	16,200,000	10,305,387

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $72,637,552)		$59,476,330

ASSET BACKED SECURITIES - 5.00%
ACE Securities Corp.,
Series 2006-GP1, Class A
0.376%, 02/25/2031 (P)	1,203,100	982,735
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.046%, 08/25/2032 (P)	97,869	30,126
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.080%, 04/15/2033 (P)	83,186	27,954
Avis Budget Rental Car Funding AESOP
LLC, Series 2010-3A, Class A
4.640%, 05/20/2016 (S)	680,000	677,209
Bear Stearns Asset Backed Securities, Inc.
Series 2007-SD1, Class 1A2A,
6.000%, 10/25/2036	2,411,954	1,406,860
Series 2007-SD1, Class 1A3A,
6.500%, 10/25/2036	2,452,335	1,271,947

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
1.496%, 06/25/2034 (P)	$308,908	$70,581
Credit-Based Asset Servicing and
Securitization LLC,
Series 2004-CB2, Class M1
0.766%, 07/25/2033 (P)	4,860,250	3,521,253
Emeralds 2006-1-O
0.451%, 08/04/2020 (P)(S)	104,967	94,470
GSAMP Trust, Series 2006-S4, Class A1
0.336%, 05/25/2036 (P)	726,342	60,235
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A
0.376%, 06/25/2036 (P)	2,563,790	250,747
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-H1, Class 2A1
1.746%, 10/25/2037 (P)	3,949,245	2,655,832
Mid State Trust, Series 6, Class A1
7.340%, 07/01/2035	937,403	929,044
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1
0.396%, 03/25/2036 (P)	1,385,061	342,076
MSDWCC Heloc Trust,
Series 2005-1, Class A
0.436%, 07/25/2017 (P)	36,975	17,611
RAAC Series, Series 2006-RP2, Class A
0.496%, 02/25/2037 (P)(S)	1,561,505	985,733
SACO I Trust, Inc.
Series 2006-6, Class A,
0.376%, 06/25/2036 (P)	1,453,141	267,194
Series 2006-5, Class 1A,
0.546%, 04/25/2036 (P)	999,667	167,373
Series 2005-7, Class A,
0.806%, 09/25/2035 (P)	188,198	122,966
Sail Net Interest Margin Notes,
Series 2004-2A, Class A
5.500%, 03/27/2034 (H)(S)	46,524	0
Structured Asset Securities Corp.
Series 2006-ARS1, Class A1,
0.356%, 02/25/2036 (P)(S)	1,486,047	70,422
Series 2008-BC4, Class A3,
0.496%, 11/25/2037 (P)	1,077,514	1,001,737
Series 2007-TC1, Class A,
0.546%, 04/25/2031 (P)(S)	4,724,829	3,355,161
Series 2005-RF1, Class A,
0.596%, 03/25/2035 (P)(S)	1,974,583	1,583,821
Series 2005-RF2, Class A,
0.596%, 04/25/2035 (P)(S)	1,945,219	1,563,596
Series 2005-RF3, Class 1A,
0.596%, 06/25/2035 (P)(S)	1,991,854	1,580,327

TOTAL ASSET BACKED SECURITIES (Cost $35,804,644)		$23,037,010

MUNICIPAL BONDS - 0.25%
California - 0.15%
State of California
7.300%, 10/01/2039	670,000	672,258
Georgia - 0.10%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	310,000	307,780
6.655%, 04/01/2057	170,000	169,187

		476,967

TOTAL MUNICIPAL BONDS (Cost $1,155,514)		$1,149,225

360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.30%
Venezuela - 0.30%
Corporacion Andina de Fomento
6.875%, 03/15/2012	$1,257,000	$1,358,977

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,343,280)		$1,358,977

COMMON STOCKS - 0.25%
Energy - 0.01%
Semgroup LP, Class A	646	18,573
Materials - 0.09%
Georgia Gulf Corp.	19,336	357,523
Nortek, Inc.	1,669	66,760

		424,283
Media - 0.15%
Charter Communications, Inc., Class A	18,927	652,982
SuperMedia, Inc.	1,191	48,712

		701,694

TOTAL COMMON STOCKS (Cost $2,442,607)		$1,144,550

PREFERRED STOCKS - 0.74%
Automobiles & Components - 0.25%
Motors Liquidation Company.,
Series C 6.250% (I)	135,250	1,160,445
Diversified Financials - 0.49%
Citigroup Capital XII (8.500% to
03/30/2015, then 3 month LIBOR
+ 587 bps) (N)	29,150	749,738
Citigroup, Inc. 7.500%	3,000	365,640
Federal Home Loan Mortgage Corp.,
Series V 5.570% (I)	178,375	146,268
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	83,825	106,458
Federal National Mortgage Association,
Series S (8.250% to 12/13/10, then
3 month LIBOR + 423 bps) 8.250% (I)	57,200	72,644
Resona Preferred Global
Securities, Ltd. 7.191% (I)(S)	860,000	806,123

		2,246,871

TOTAL PREFERRED STOCKS (Cost $11,838,592)		$3,407,316

DEFAULTED BONDS BEYOND MATURITY DATE - 0.00%
Packaging & Containers - 0.00%
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	175,000	18

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $175,188)		$18

TERM LOANS (M) - 2.60%
Commercial Services - 1.08%
Aramark Corp.
7.578%, 01/31/2014	1,452,418	1,418,604
First Data Corp.
3.000%, 10/15/2014	1,813,500	1,603,917
Hertz Corp.
2.253%, 12/21/2012	1,962,255	1,935,580

		4,958,101
Electric - 0.64%
Calpine Corp.
3.135%, 03/29/2014	3,062,069	2,961,260

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Healthcare Services - 0.60%
Community Health Systems, Inc.
7.614%, 07/25/2014	$2,840,666	$2,766,113
Semiconductors - 0.28%
Freescale Semiconductor, Inc.
4.478%, 12/01/2016	1,370,355	1,287,278

TOTAL TERM LOANS (Cost $11,632,201)		$11,972,752

RIGHTS - 0.00%
Chemicals - 0.00%
ACRO Chemical Prods Corp. (Expiration
Date: 04/15/2010) (I)	3,028	0

TOTAL RIGHTS (Cost $0)		$0

WARRANTS - 0.01%
Industrials - 0.00%
Nortek, Inc. (Expiration
Date: 12/07/2014) (I)	1,503	3,758
Energy - 0.00%
Semgroup LP (Expiration
Date: 11/30/2014) (I)	680	5,100
Consumer Discretionary - 0.01%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014) (I)	253	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: 51.28) (I)	5,241	20,964

		20,964

TOTAL WARRANTS (Cost $34,892)		$29,822

OPTIONS PURCHASED - 0.01%
Call Options - 0.01%
U.S. Treasury Bonds 30 Year Future
(Expiration Date: 05/21/2010; Strike
Price: 121.00) (I)	13,000	2,234
U.S. Treasury Notes 10 Year Future,
(Expiration Date: 05/21/2010; Strike
Price: 117.00) (I)	37,000	25,438
U.S. Treasury Notes 10 Year Future
(Expiration Date: 05/21/2010; Strike
Price: 119.00) (I)	143,000	24,578

		52,250
Put Options - 0.00%
U.S. Treasury Notes 10 Year Future
(Expiration Date: 05/21/2010; Strike
Price: 112.00) (I)	3,000	328
Over The Counter Purchase Call on the
EUR vs USD (Expiration Date:
09/13/2010; Strike Price: 99.00) (I)	235,000	8,225

		8,553

TOTAL OPTIONS PURCHASED (Cost $126,462)		$60,803

SHORT-TERM INVESTMENTS - 3.34%
Repurchase Agreement - 3.33%
Repurchase Agreement with Deutsche
Bank dated 03/31/2010 at 0.02% to be
repurchased at $15,250,008 on
04/01/2010 collateralized by
$15,440,000 Federal Home Loan Bank,
0.80% due 04/30/2010 (valued at
$15,554,997, including interest).	$15,250,000	15,250,000

361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $103,000 on 04/01/2010,
collateralized by $105,000 Federal Home
Loan Bank, 2.30% due 09/05/2013
(valued at $105,263, including interest).	$103,000	$103,000

		15,353,000
Securities Lending Collateral - 0.01%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	1,946	19,477

TOTAL SHORT-TERM INVESTMENTS (Cost $15,372,478)		$15,372,477

Total Investments (Strategic Bond Trust)
(Cost $506,310,604) - 100.24%		$461,633,250
Other assets and liabilities, net - (0.24%)		(1,100,569)

TOTAL NET ASSETS - 100.00%		$460,532,681

Strategic Income Opportunities Trust (formerly
Strategic Income Trust)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 3.81%
Consumer Discretionary - 2.99%
Auto Components - 1.32%
Lear Corp. (I)	80,334	$6,374,503
Media - 1.67%
Charter Communications, Inc., Class A (I)	108,651	3,748,442
Dex One Corp. (I)	6,463	180,447
Sirius XM Radio, Inc. (I)	4,025,025	3,503,784
SuperMedia, Inc. (I)	16,551	676,936
Vertis Holdings, Inc. (I)	460	0

		8,109,609

		14,484,112
Financials - 0.73%
Commercial Banks - 0.21%
Citizens Republic Banking Corp., Inc. (I)	860,993	1,015,972
Diversified Financial Services - 0.48%
Apollo Investment Corp.	51,955	661,387
Ares Capital Corp.	109,854	1,630,233

		2,291,620
Insurance - 0.04%
Primerica, Inc. (I)	10,338	203,142

		3,510,734
Materials - 0.06%
Containers & Packaging - 0.06%
Pactiv Corp. (I)	11,894	299,491
Telecommunication Services - 0.03%
Diversified Telecommunication Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR	6,842	132,940

TOTAL COMMON STOCKS (Cost $17,414,441)		$18,427,277

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 2.01%
Consumer Discretionary - 0.73%
Auto Components - 0.31%
Lear Corp., Series A 0.00%		20,095	$1,507,125
Media - 0.42%
Charter Communications, Inc., Series A,
PIK 15.000%		74,793	2,019,411

			3,526,536
Financials - 1.27%
Commercial Banks - 0.28%
Wells Fargo & Company,
Series L 7.500%		1,380	1,348,260
Diversified Financial Services - 0.99%
Bank of America Corp., Series L 7.250%		3,500	3,412,500
Citigroup, Inc. 7.500%		11,430	1,393,088

			4,805,588

			6,153,848
Materials - 0.01%
Metals & Mining - 0.01%
Freeport-McMoRan Copper & Gold,
Inc. 6.750%		375	43,489

TOTAL PREFERRED STOCKS (Cost $8,175,686)			$9,723,873

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 0.80%
U.S. Treasury Bond - 0.35%
8.125%, 08/15/2019		1,260,000	1,694,307
U.S. Treasury Note - 0.25%
4.250%, 08/15/2015		1,135,000	1,225,446
Federal National Mortgage Association - 0.20%
6.000%, 08/01/2022 to 09/01/2022		891,856	963,428

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,715,117)			$3,883,181

FOREIGN GOVERNMENT
OBLIGATIONS - 15.88%
Australia - 3.30%
New South Wales Treasury Corp.
5.500%, 08/01/2014	AUD	6,920,000	6,286,898
6.000%, 05/01/2012		10,404,000	9,678,277

			15,965,175
Brazil - 2.45%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	20,880,000	11,858,633
Canada - 4.59%
Ontario School Boards Financing Corp.
6.250%, 10/19/2016	CAD	4,965,000	5,501,659
Province of Ontario
4.500%, 03/08/2015		4,024,000	4,182,123
6.250%, 06/16/2015	NZD	12,802,000	9,324,338
Province of Quebec
5.250%, 10/01/2013	CAD	2,986,000	3,180,539

			22,188,659
Colombia - 0.03%
Republic of Colombia
10.000%, 01/23/2012		$110,000	125,510

362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 0.29%
Government of France
2.500%, 01/12/2014	EUR	1,000,000	1,383,026
Germany - 0.79%
Federal Republic of Germany
4.250%, 07/04/2018		678,000	1,004,394
Federal Republic of Germany, Series 152
3.500%, 04/12/2013		1,974,000	2,834,287

			3,838,681
Korea - 0.23%
Korea Development Bank
2.440%, 05/25/2012	SGD	500,000	358,662
Republic of Korea
5.750%, 09/10/2018	KRW	790,000,000	735,010

			1,093,672
New Zealand - 0.33%
Government of New Zealand, Series 1217
6.000%, 12/15/2017	NZD	2,240,000	1,618,982
Norway - 2.22%
Government of Norway
4.500%, 05/22/2019	NOK	29,702,000	5,283,650
5.000%, 05/15/2015		29,898,000	5,462,417

			10,746,067
Sweden - 1.46%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	23,900,000	3,499,239
5.000%, 12/01/2020		22,000,000	3,540,731

			7,039,970
Turkey - 0.14%
Republic of Turkey
6.750%, 05/30/2040		$670,000	658,275
Ukraine - 0.05%
Government of Ukraine
6.580%, 11/21/2016 (S)		245,000	233,363

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $72,249,320)			$76,750,013

CORPORATE BONDS - 48.55%
Advertising - 0.10%
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012		503,443	485,823
Aerospace & Defense - 0.19%
Hawker Beechcraft Acquisition
Company LLC
8.500%, 04/01/2015		690,000	533,025
L-3 Communications Corp., Series B
6.375%, 10/15/2015		370,000	379,713

			912,738
Airlines - 2.71%
Delta Air Lines, Inc.
6.821%, 08/10/2022		1,504,215	1,504,215
9.500%, 09/15/2014 (S)		1,495,000	1,571,619
12.250%, 03/15/2015 (S)		1,170,000	1,247,513
Global Aviation Holdings, Ltd.
14.000%, 08/15/2013 (S)		4,475,000	4,547,719
United Air Lines, Inc.
9.750%, 01/15/2017		1,900,000	1,999,750
9.875%, 08/01/2013 (S)		175,000	183,750

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
United Air Lines, Inc. (continued)
10.400%, 11/01/2016		$1,045,000	$1,123,375
12.000%, 11/01/2013 (S)		900,000	931,500

			13,109,441
Auto Manufacturers - 0.25%
Volvo Treasury AB
5.950%, 04/01/2015 (S)		1,170,000	1,192,167
Auto Parts & Equipment - 2.29%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		3,440,000	3,663,600
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		3,031,600	3,236,233
Exide Technologies, Series B
10.500%, 03/15/2013		3,170,000	3,217,550
Goodyear Tire & Rubber Company
10.500%, 05/15/2016		490,000	529,200
Lear Corp., Series B
8.750%, 12/01/2016 (H)		1,415,000	21,225
TRW Automotive, Inc.
8.875%, 12/01/2017 (S)		410,000	424,863

			11,092,671
Banks - 1.08%
BK Nederlandse Gemeenten
6.750%, 04/29/2010	NZD	389,000	276,959
BOM Capital PLC
6.699%, 03/11/2015 (S)		$340,000	338,217
Fifth Third Capital Trust IV, (6.50% to
04/15/2017 then 3 month US LIBOR
+ 136.75 bps)
maturing at 04/15/2037		610,000	513,925
First Maryland Capital I
1.251%, 01/15/2027 (P)		300,000	191,377
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		150,000	118,125
First Tennessee Bank N.A., BKNT
5.050%, 01/15/2015		618,000	580,782
Kreditanstalt fuer Wiederaufbau, EMTN
6.500%, 11/15/2011	NZD	539,000	396,810
Kreditanstalt fuer Wiederaufbau, EMTN
7.000%, 10/22/2012	IDR	15,900,000,000	1,746,138
PNC Preferred Funding Trust III, (8.700%
to 03/15/2013 then 3 month US LIBOR
+ 522.6 bps)
maturing at 03/29/2049 (S)		$1,000,000	1,047,700

			5,210,033
Building Materials - 0.37%
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)		1,020,000	1,091,400
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		130,000	131,625
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)		555,000	556,388

			1,779,413
Chemicals - 0.64%
American Pacific Corp.
9.000%, 02/01/2015		2,395,000	2,374,044
Diversey, Inc.
8.250%, 11/15/2019 (S)		535,000	553,725

363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Lumena Resources Corp.
12.000%, 10/27/2014 (S)		$180,000	$159,521

			3,087,290
Coal - 0.92%
Drummond Company, Inc.
7.375%, 02/15/2016		4,540,000	4,426,500
Commercial Services - 0.66%
Avis Budget Car Rental LLC
9.625%, 03/15/2018 (S)		325,000	339,625
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015		1,475,000	1,449,188
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)		1,215,000	1,248,719
Pharmanet Development Group, Inc.
10.875%, 04/15/2017 (S)		175,000	177,188

			3,214,720
Cosmetics & Personal Care - 0.11%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)		505,000	521,413
Diversified Financial Services - 4.17%
Allfirst Preferred Capital Trust
1.751%, 07/15/2029 (P)		1,005,000	663,319
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		5,060,000	4,402,200
City National Capital Trust I
9.625%, 02/01/2040		1,965,000	2,183,174
Comerica Capital Trust II, (6.576% to
02/20/2032, then 1 month LIBOR
+ 111.50 bps)
maturing at 02/20/2037		190,000	166,725
GE Capital Australia Funding
Property, Ltd., Series MTN
6.500%, 11/15/2011	AUD	3,210,000	2,940,770
General Electric Capital Australia Funding
Property, Ltd., MTN
6.000%, 05/15/2013		580,000	514,799
General Electric Capital Corp.
6.500%, 06/28/2010	NZD	855,000	609,915
General Electric Capital Corp.,
Series A MTN
7.625%, 12/10/2014		7,475,000	5,609,697
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)		$286,650	187,756
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)		170,000	173,400
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		175,000	170,188
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)		235,000	236,763
Santander Issuances SA, (6.500% to
11/01/2014, then 3 month LIBOR
+ 392.00 bps)
maturing at 08/11/2019 (S)		600,000	628,465
Volkswagen Financial Services
AG, Series EMTN
5.375%, 01/25/2012	EUR	1,186,000	1,698,682

			20,185,853

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric - 0.44%
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	$3,065,000	2,130,175
Electrical Components & Equipment - 0.07%
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)	315,000	318,150
Entertainment - 3.94%
AMC Entertainment, Inc.
8.000%, 03/01/2014	3,540,000	3,562,125
8.750%, 06/01/2019	1,195,000	1,254,750
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	1,450,000	16,313
Greektown Holdings LLC
10.750%, 12/01/2013 (H)(S)	356,000	32,040
HRP Myrtle Beach Operations LLC
0.00%, 04/01/2012 (H)(S)	1,855,000	0
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	2,755,000	2,589,700
Marquee Holdings, Inc.
9.505%, 08/15/2014	1,555,000	1,302,313
Mashantucket Western Pequot
Tribe, Series A
8.500%, 11/15/2015 (H)(S)	3,075,000	768,750
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	4,175,000	3,235,625
8.000%, 04/01/2012	655,000	604,238
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,196,000	1,255,800
Regal Cinemas Corp.
8.625%, 07/15/2019	440,000	463,100
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (S)	1,115,000	858,550
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	3,157,000	1,720,565
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	1,295,000	1,398,600

		19,062,469
Environmental Control - 0.02%
Waste Services, Inc.
9.500%, 04/15/2014	100,000	103,000
Food - 0.45%
Cosan SA Industria e Comercio
8.250%, 02/28/2049 (S)	2,200,000	2,189,000
Forest Products & Paper - 1.32%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	2,153,481	2,263,847
Cascades, Inc.
7.875%, 01/15/2020 (S)	275,000	276,375
NewPage Corp.
11.375%, 12/31/2014	1,810,000	1,800,950
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	315,000	355,950
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	1,500,000	150
Verso Paper Holdings LLC
11.500%, 07/01/2014 (S)	795,000	858,600
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	840,000	814,800

		6,370,672

364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 0.62%
Hanger Orthopedic Group, Inc.
10.250%, 06/01/2014		$2,815,000	$2,983,900
Healthcare Services - 0.44%
HCA, Inc.
9.125%, 11/15/2014		540,000	570,375
Sun Healthcare Group, Inc.
9.125%, 04/15/2015		1,495,000	1,536,113

			2,106,488
Holding Companies - 0.06%
Grupo Kuo SAB de CV
9.750%, 10/17/2017 (S)		260,000	276,250
Home Builders - 0.09%
Standard Pacific Corp.
6.250%, 04/01/2014		490,000	452,025
Household Products - 0.61%
Yankee Acquisition Corp.
8.500%, 02/15/2015		2,375,000	2,446,250
Yankee Acquisition Corp., Series B
9.750%, 02/15/2017		500,000	516,250

			2,962,500
Insurance - 0.90%
Liberty Mutual Group, Inc., (10.750% to
6/15/2038 then 3 month US LIBOR
+ 712 bps)
maturing at 06/15/2058 (S)		2,160,000	2,419,200
Lincoln National Corp. (7.000% to
05/17/2016 then 3 month US LIBOR
+ 235.75 bps)
maturing at 05/17/2066		400,000	364,000
Symetra Financial Corp., (8.300% to
10/15/17 then 3 month US LIBOR
+ 417.7 bps)
maturing at 10/15/2037 (S)		990,000	876,150
Willis North America, Inc.
7.000%, 09/29/2019		650,000	680,671

			4,340,021
Internet - 0.05%
Equinix, Inc.
8.125%, 03/01/2018		230,000	240,026
Investment Companies - 0.15%
Hongkong Land Treasury SG, GMTN
3.860%, 12/29/2017	SGD	250,000	177,508
Temasek Financial I, Ltd., GMTN
3.265%, 02/19/2020		750,000	533,085

			710,593
Iron & Steel - 0.64%
CSN Islands XI Corp
6.875%, 09/21/2019 (S)		$730,000	762,850
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)		1,285,000	1,297,850
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		960,000	1,012,800

			3,073,500
Lodging - 2.33%
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)		1,585,000	380,400
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)		1,515,000	984,750

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Lodging (continued)
MGM Mirage, Inc.
6.750%, 09/01/2012		$5,000	$4,725
9.000%, 03/15/2020 (S)		70,000	71,750
MTR Gaming Group, Inc.
12.625%, 07/15/2014		3,525,000	3,480,938
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012		3,345,000	2,692,725
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)		3,665,000	3,665,000

			11,280,288
Media - 9.41%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)		7,170,720	8,551,084
CCO Holdings LLC
8.750%, 11/15/2013		1,730,000	1,773,250
Clear Channel Communications, Inc.
10.750%, 08/01/2016		3,010,000	2,355,325
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		2,286,900	1,635,134
DirecTV Holdings LLC
5.875%, 10/01/2019 (S)		1,115,000	1,160,367
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014 (S)		801,983	649,606
Nexstar Finance, Inc.
7.000%, 01/15/2014		264,000	213,840
Radio One, Inc.
8.875%, 07/01/2011		325,000	295,750
Shaw Communications, Inc.
6.500%, 06/02/2014	CAD	1,745,000	1,898,084
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		$4,800,000	4,788,000
9.625%, 08/01/2013		6,125,000	6,423,594
SuperMedia, Inc.
8.000%, 11/15/2016 (H)		2,685,000	46,988
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		4,075,000	4,000,020
11.250%, 06/15/2013 (S)		3,575,000	3,869,938
13.000%, 08/01/2013 (S)		6,965,000	7,844,331
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)		2,000,000	14,000

			45,519,311
Metal Fabricate/Hardware - 0.87%
Mueller Water Products, Inc.
7.375%, 06/01/2017		4,685,000	4,228,213
Mining - 0.96%
CII Carbon LLC
11.125%, 11/15/2015 (S)		3,660,000	3,696,600
Teck Resources, Ltd.
10.750%, 05/15/2019		785,000	961,625

			4,658,225
Miscellaneous Manufacturers - 0.32%
American Railcar Industries, Inc.
7.500%, 03/01/2014		500,000	477,500
Bombardier, Inc.
7.750%, 03/15/2020 (S)		620,000	644,800
Colt Defense LLC
8.750%, 11/15/2017 (S)		85,000	85,213
Smiths Group PLC
7.200%, 05/15/2019 (S)		290,000	326,412

			1,533,925

365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Oil & Gas - 1.00%
Gibson Energy Holdings ULC
10.000%, 01/15/2018 (S)		$375,000	$368,438
Linn Energy LLC
8.625%, 04/15/2020 (S)		135,000	135,000
McMoRan Exploration Company
11.875%, 11/15/2014		3,255,000	3,499,125
Petroleos de Venezuela SA, Series 2015
5.000%, 10/28/2015		760,000	465,500
Petroleos Mexicanos
6.000%, 03/05/2020 (S)		380,000	389,500

			4,857,563
Packaging & Containers - 1.47%
Chemicals - 0.46%
Berry Plastics Corp.
8.250%, 11/15/2015		2,175,000	2,202,188
Containers & Packaging - 0.88%
Ball Corp.
6.750%, 09/15/2020		110,000	111,100
Graham Packaging Company LP
8.250%, 01/01/2017 (S)		1,025,000	1,032,688
9.875%, 10/15/2014		590,000	612,125
Sealed Air Corp.
7.875%, 06/15/2017 (S)		1,660,000	1,802,471
U.S. Corrugated, Inc.
10.000%, 06/12/2013		785,000	679,025

			4,237,409
Metals & Mining - 0.13%
OI European Group BV
6.875%, 03/31/2017 (S)		475,000	647,975

			7,087,572
Pharmaceuticals - 0.03%
BioScrip, Inc.
10.250%, 10/01/2015 (S)		$135,000	137,700
Pipelines - 0.91%
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016		2,265,000	2,301,806
8.750%, 04/15/2018		585,000	600,356
Targa Resources Partners LP
8.250%, 07/01/2016		845,000	864,013
Williams Partners LP
7.250%, 02/01/2017		540,000	616,456

			4,382,631
Real Estate - 1.42%
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)		395,000	406,850
ProLogis International Funding SA
7.625%, 10/23/2014	EUR	140,000	188,165
Realogy Corp.
10.500%, 04/15/2014		$3,560,000	3,070,500
Realogy Corp., PIK
11.000%, 04/15/2014		3,670,936	3,212,069

			6,877,584
Retail - 0.47%
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,100,000	1,163,250
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)		960,000	1,032,000

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Sonic Automotive, Inc.
9.000%, 03/15/2018 (S)		$70,000	$70,963

			2,266,213
Software - 0.23%
Vangent, Inc.
9.625%, 02/15/2015		1,205,000	1,120,650
Storage/Warehousing - 0.12%
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)		560,000	574,963
Telecommunications - 3.87%
Axtel SAB de CV
9.000%, 09/22/2019 (S)		785,000	800,700
Canadian Satellite Radio Holdings, Inc.
1.500%, 02/15/2016		194,314	68,467
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		1,355,000	1,476,950
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)		1,120,000	1,108,800
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		4,045,000	4,277,588
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)		130,000	124,150
Nextel Communications, Inc., Series D
7.375%, 08/01/2015		2,435,000	2,313,250
NII Capital Corp.
8.875%, 12/15/2019 (S)		445,000	460,575
Orascom Telecom Finance SCA
7.875%, 02/08/2014 (S)		1,000,000	947,500
Rogers Cable Communications, Inc.
7.250%, 12/15/2011	CAD	250,000	266,245
Sprint Capital Corp.
8.750%, 03/15/2032		$3,550,000	3,292,625
West Corp.
11.000%, 10/15/2016		3,360,000	3,561,600

			18,698,450
Transportation - 1.85%
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)		445,000	456,125
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014		1,555,000	1,566,663
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		200,000	197,500
PHI, Inc.
7.125%, 04/15/2013		1,000,000	971,250
Viterra, Inc.
8.000%, 04/08/2013	CAD	300,000	316,083
8.500%, 07/07/2014		5,210,000	5,460,587

			8,968,208

TOTAL CORPORATE BONDS (Cost $218,876,686)			$234,728,327

MUNICIPAL BONDS - 0.07%
California - 0.07%
County of Siskiyou
6.100%, 06/01/2037		365,000	320,846

TOTAL MUNICIPAL BONDS (Cost $251,181)			$320,846

366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.81%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
0.00%, 12/25/2046	$18,031,843	$801,757
American Tower Trust,
Series 2007-1A, Class C
5.615%, 04/15/2037 (S)	260,000	273,650
Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1
0.466%, 08/25/2036 (P)	876,605	464,817
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD5, Class A4
5.886%, 11/15/2044 (P)	2,100,000	2,099,792
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.010%, 12/10/2049 (P)	3,635,000	3,634,392
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO,
3.033%, 09/20/2046	15,419,551	634,757
Series 2004-28CB, Class 3A1,
6.000%, 01/25/2035 (P)	40,886	37,449
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2005-AR2, Class X2 IO
2.290%, 03/19/2045	41,673,393	1,653,809
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,125,173	265,557
Series 402, Class 3, IO,
4.000%, 11/25/2039	991,951	214,481
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,056,908	269,512
First Horizon Alternative Mortgage
Securities, Series 2006-RE1, Class A1
5.500%, 05/25/2035	2,136,488	1,610,712
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class G
7.874%, 05/15/2037 (S)	620,000	627,459
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2,
0.606%, 10/25/2045 (P)	1,892,311	467,475
Series 2006-AR1, Class A2A,
0.616%, 02/25/2036 (P)	1,146,085	343,950
Greenwich Capital Commercial Funding
Corp., Series 2006-GG7, Class A4
6.085%, 07/10/2038 (P)	3,755,000	3,827,908
Harborview Corp. Net Interest Margin
Notes, Series 2007-3A, Class N1
6.654%, 05/19/2037 (H)(S)	13,369	0
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.324%, 08/19/2037 (S)	18,254,122	120,842
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	22,829,310	184,917
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	24,824,268	142,491
Series 2005-8, Class 1X IO,
2.440%, 09/19/2035	11,389,106	444,887
Series 2006-SB1, Class A1A,
2.493%, 12/19/2036 (P)	2,053,523	924,690
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
2.202%, 10/25/2036	32,452,804	1,155,320

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
IndyMac Index Mortgage Loan
Trust (continued)
Series 2005-AR18, Class 1X IO,
2.476%, 10/25/2036	$30,938,264	$1,064,276
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2007-CB18, Class A4
5.440%, 06/12/2047	2,257,000	2,205,980
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)	2,520,000	2,480,623
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.430%, 02/15/2040	2,370,000	2,280,731
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364%, 03/15/2044	2,195,000	2,130,092
Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A
6.078%, 11/25/2034 (P)	2,910,280	2,887,191
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.846%, 04/25/2045	3,494,994	526,463
Series 2005-AR13, Class B1,
0.846%, 10/25/2045	2,148,687	240,084
Series 2005-AR13, Class X IO,
1.778%, 10/25/2045	94,638,461	2,247,663
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR12, Class 1A1
5.886%, 09/25/2036 (P)	2,038,045	1,489,424

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $34,222,462)		$37,753,151

ASSET BACKED SECURITIES - 1.61%
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	1,490,000	1,446,507
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	1,495,000	1,346,816
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	3,245,000	2,931,145
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,670,000	1,419,500
Lehman XS Trust
Series 2006-2N, Class 1A2,
0.586%, 02/25/2046 (P)	2,036,019	436,306
Series 2005-5N, Class 3A2,
0.606%, 11/25/2035 (P)	504,581	178,137

TOTAL ASSET BACKED SECURITIES (Cost $7,967,991)		$7,758,411

CONVERTIBLE BONDS - 0.83%
Airlines - 0.25%
Continental Airlines, Inc.
4.500%, 01/15/2015	460,000	599,725
UAL Corp.
4.500%, 06/30/2021	610,000	601,765

		1,201,490
Commercial Services - 0.20%
United Rentals, Inc.
4.000%, 11/15/2015	920,000	979,800

367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Diversified Financial Services - 0.10%
Janus Capital Group, Inc.
3.250%, 07/15/2014		$380,000	$479,750
Home Builders - 0.09%
Beazer Homes USA, Inc.
4.625%, 06/15/2024		460,000	446,200
Real Estate - 0.02%
ProLogis
3.250%, 03/15/2015		115,000	116,566
Telecommunications - 0.17%
NII Holdings, Inc.
2.750%, 08/15/2025		795,000	806,925

TOTAL CONVERTIBLE BONDS (Cost $3,773,195)			$4,030,731

SUPRANATIONAL OBLIGATIONS - 7.33%
Supranational - 7.33%
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	4,310,000	3,895,556
European Investment Bank, Series EMTN
7.000%, 01/18/2012	NZD	2,850,000	2,119,175
European Investment Bank, Series MTN
5.375%, 05/20/2014	AUD	5,690,000	5,111,716
Inter-American Development
Bank, Series INTL
7.250%, 05/24/2012	NZD	6,065,000	4,553,154
Inter-American Development
Bank, Series MPLE
4.250%, 12/02/2012	CAD	480,000	495,487
Inter-American Development
Bank, Series MTN
5.375%, 05/27/2014	AUD	7,880,000	7,093,468
International Bank for
Reconstruction & Development
5.375%, 12/15/2014	NZD	10,460,000	7,444,585
International Finance Corp., Series MTN
7.500%, 02/28/2013	AUD	3,327,000	3,201,280
Swedish Export Credit
Company, Series GMTN
7.625%, 06/30/2014	NZD	1,975,000	1,509,449

			35,423,870

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $31,486,035)			$35,423,870

TERM LOANS (M) - 4.81%
Airlines - 1.33%
Delta Airlines, Inc.
3.501%, 04/30/2014		5,134,714	4,691,845
US Airways Group, Inc.
2.745%, 03/21/2014		2,116,364	1,723,325

			6,415,170
Commercial Services - 0.18%
Quebecor World Capital Corp.
9.000%, 07/23/2012		846,931	854,694
Diversified Financial Services - 0.78%
CIT Group, Inc.
9.500%, 01/18/2012		3,695,500	3,778,649
Entertainment - 0.39%
Greektown Holdings LLC
0.00%, 09/30/2010 (T)(U)		180,227	180,227
14.500%, 09/30/2010		1,712,491	1,729,616

			1,909,843

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Forest Products & Paper - 0.63%
AbitibiBowater, Inc.
11.000%, 03/30/2011 (H)	3,165,000	$3,070,050
Healthcare Products - 0.12%
Bausch & Lomb, Inc.
3.714%, 04/24/2015	439,875	574,437
Media - 0.82%
Dex Media West, Inc.
7.500%, 10/24/2014	1,112,351	1,059,174
SuperMedia, Inc.
10.250%, 12/31/2015	3,112,829	2,917,306

		3,976,480
Retail - 0.56%
Michaels Stores, Inc.
2.537%, 10/31/2013	2,831,054	2,689,943

TOTAL TERM LOANS (Cost $21,265,144)		$23,269,266

OPTIONS PURCHASED - 0.10%
Call Options - 0.04%
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
04/20/2010; Strike Price: $1.30). (I)	11,660,000	12
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
08/02/2010; Strike Price: $1.00). (I)	4,250,000	71,927
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
09/22/2010; Strike Price: $0.97). (I)	4,200,000	48,094
Over the Counter Purchase Call on the
USD vs. EUR (Expiration Date:
05/31/2010; Strike Price: $1.28). (I)	19,840,000	54,520
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
04/01/2010; Strike Price: $115.00). (I)	29,600,000	30
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
04/15/2010; Strike Price: $97.00). (I)	20,100,000	22,874

		197,457
Put Options - 0.06%
Over the Counter Purchase Put on the
USD vs. JPY (Expiration Date:
09/14/2010; Strike Price: $97.00). (I)	8,500,000	147,339
Over the Counter Purchase Put on the
USD vs. MXN (Expiration Date:
06/11/2010; Strike Price: $12.10). (I)	21,500,000	138,202

		285,541

TOTAL OPTIONS PURCHASED (Cost $1,032,737)		$482,998

SHORT-TERM INVESTMENTS - 4.92%
Repurchase Agreement - 0.37%
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $1,773,000 on
04/01/2010, collateralized by
$1,435,000 Federal National Mortgage
Association, 1.722% due 05/10/2011
(valued at $1,445,763, including
interest) and $365,000 U.S. Treasury
Notes, 0.875% due 02/28/2011 (valued
at $366,825, including interest).	$1,773,000	1,773,000

368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly
Strategic Income Trust) (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Short-Term Securities* - 4.55%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$22,000,000	$22,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,773,000)		$23,773,000

Total Investments (Strategic Income Opportunities Trust
(formerly Strategic Income Trust))
(Cost $444,202,995) - 98.53%		$476,324,944
Other assets and liabilities, net - 1.47%		7,119,498

TOTAL NET ASSETS - 100.00%		$483,444,442

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.02%
U.S. Treasury Bonds - 3.37%
3.500%, 02/15/2039	$740,000$	$598,822
4.250%, 05/15/2039	4,000,000	3,706,248
4.375%, 02/15/2038 to 11/15/2039	8,547,000	8,095,789
4.500%, 05/15/2038	7,845,000	7,610,874
5.250%, 02/15/2029	6,770,000	7,366,606
5.375%, 02/15/2031	880,000	973,500
6.250%, 08/15/2023	2,500,000	3,004,297
7.875%, 02/15/2021	2,300,000	3,093,500
8.125%, 08/15/2021	1,400,000	1,921,063
9.250%, 02/15/2016	2,150,000	2,897,125

		39,267,824
U.S. Treasury Notes - 25.92%
0.875%, 01/31/2011 to 02/29/2012	56,500,000	56,683,871
1.125%, 12/15/2012	23,500,000	23,296,208
1.250%, 11/30/2010	20,000,000	20,122,660
1.375%, 10/15/2012 to 03/15/2013	18,400,000	18,373,500
1.500%, 10/31/2010 to 07/15/2012	22,100,000	22,260,877
1.750%, 01/31/2014 to 03/31/2014	19,320,000	19,044,594
1.875%, 02/28/2014	13,890,000	13,772,796
2.000%, 11/30/2013	4,795,000	4,803,243
2.125%, 11/30/2014	5,400,000	5,329,125
2.375%, 09/30/2014 to 02/28/2015	13,900,000	13,825,335
2.625%, 12/31/2014 to 02/29/2016	20,500,000	20,391,406
2.750%, 10/31/2013 to 02/15/2019	35,330,000	35,386,507
3.000%, 09/30/2016	15,920,000	15,770,750
3.125%, 05/15/2019	2,330,000	2,219,143
3.375%, 11/15/2019	2,100,000	2,026,336
3.625%, 08/15/2019 to 02/15/2020	11,180,000	11,004,510
3.750%, 11/15/2018	7,236,000	7,290,834
4.250%, 11/15/2017	9,300,000	9,837,652
4.750%, 05/15/2014	800,000	883,250

		302,322,597
Federal Farm Credit Bank - 0.32%
3.875%, 10/07/2013	1,700,000	1,802,389
4.875%, 12/16/2015	1,800,000	1,970,392

		3,772,781
Federal Home Loan Bank - 1.39%
1.625%, 07/27/2011	4,900,000	4,954,307
3.875%, 06/14/2013	6,400,000	6,787,309

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.000%, 11/17/2017	$4,090,000	$4,470,137

		16,211,753
Federal Home Loan Mortgage Corp. - 13.64%
2.875%, 11/23/2010	6,000,000	6,092,724
3.750%, 06/28/2013	4,000,000	4,231,872
3.875%, 06/29/2011	6,000,000	6,234,234
4.000%, 07/01/2024 to 04/01/2039	8,925,195	8,783,303
4.125%, 09/27/2013	5,500,000	5,884,928
4.500%, 07/01/2018 to 11/01/2039	28,561,477	28,999,862
5.000%, 06/01/2023 to 09/01/2039	30,419,085	31,538,939
5.500%, 08/23/2017 to 01/01/2039	29,699,641	31,556,128
5.715%, 02/01/2037 (P)	845,721	884,256
5.980%, 08/01/2037 (P)	1,736,482	1,836,472
6.000%, 06/15/2011 to 10/01/2038	20,549,520	22,079,660
6.250%, 07/15/2032	570,000	659,742
6.500%, 08/01/2037 to 09/01/2038	4,178,044	4,540,033
6.750%, 09/15/2029	2,900,000	3,469,946
7.000%, 11/01/2037 to 10/01/2038	2,049,502	2,267,262

		159,059,361
Federal National Mortgage Association - 20.34%
1.375%, 04/28/2011	3,400,000	3,427,309
2.568%, 01/01/2035 (P)	2,420,644	2,508,699
3.250%, 04/09/2013	4,000,000	4,167,008
3.875%, 07/12/2013	6,000,000	6,388,302
4.000%, 03/01/2024 to 08/01/2039	15,347,225	15,212,645
4.375%, 10/15/2015	4,850,000	5,174,877
4.500%, 06/01/2018 to 02/01/2040	40,707,126	41,187,559
4.941%, 07/01/2034 (P)	1,798,213	1,894,007
5.000%, 06/01/2018 to 12/01/2039	40,261,277	41,824,836
5.068%, 04/01/2036 to 09/01/2037 (P)	3,836,226	4,019,116
5.411%, 04/01/2036 (P)	472,008	495,903
5.497%, 05/01/2036 (P)	614,876	646,100
5.500%, 08/01/2017 to 11/01/2038	46,535,989	49,200,826
5.651%, 04/01/2037 to 10/01/2037 (P)	4,494,556	4,722,436
6.000%, 08/01/2023 to 10/01/2038	33,133,730	35,346,218
6.125%, 03/15/2012	1,275,000	1,395,686
6.500%, 07/01/2036 to 10/01/2038	9,046,863	9,802,041
6.625%, 11/15/2030	2,425,000	2,898,040
7.000%, 10/01/2038	1,654,922	1,825,909
7.125%, 06/15/2010	1,750,000	1,774,885
7.250%, 05/15/2030	2,600,000	3,305,198

		237,217,600
Government National Mortgage Association - 5.87%
4.000%, 07/15/2039	1,033,516	1,013,572
4.500%, 06/15/2023 to 11/20/2039	14,205,355	14,400,448
5.000%, 10/15/2023 to 09/15/2039	21,597,060	22,481,491
5.500%, 08/15/2023 to 09/20/2039	13,745,630	14,553,184
6.000%, 07/20/2037 to 10/15/2038	9,282,833	9,934,631
6.500%, 09/20/2037 to 12/15/2038	2,774,183	2,994,412
5.000%, 11/20/2039	2,926,576	3,038,609

		68,416,347
The Financing Corp. - 0.06%
8.600%, 09/26/2019	525,000	693,305
Tennesee Valley Authority - 0.11%
6.750%, 11/01/2025	1,035,000	1,225,190

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $819,027,407)		$828,186,758

369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.63%
Austria - 0.05%
Government of Austria
5.000%, 05/19/2014 (S)	$540,000	$590,442
Brazil - 0.29%
Federative Republic of Brazil
5.875%, 01/15/2019	1,420,000	1,526,500
6.000%, 01/17/2017	890,000	966,985
7.125%, 01/20/2037	760,000	865,260

		3,358,745
Canada - 0.48%
Export Development Canada
3.500%, 05/16/2013	475,000	497,568
Government of Canada
2.375%, 09/10/2014	240,000	239,547
5.000%, 02/15/2012	240,000	257,057
5.125%, 01/26/2017	370,000	405,875
5.200%, 02/21/2017	300,000	327,654
6.500%, 01/15/2026	390,000	447,865
7.500%, 07/15/2023 to 09/15/2029	920,000	1,177,320
Hydro-Quebec
6.300%, 05/11/2011	600,000	636,492
8.400%, 01/15/2022	150,000	192,887
Province of Ontario
4.500%, 02/03/2015	1,100,000	1,178,164
Province of Saskatchewan
8.000%, 02/01/2013	240,000	281,015

		5,641,444
Israel - 0.08%
Government of Israel
5.125%, 03/26/2019	440,000	455,739
5.500%, 09/18/2023	380,000	410,714

		866,453
Italy - 0.16%
Republic of Italy
4.500%, 01/21/2015	500,000	524,785
6.875%, 09/27/2023	1,210,000	1,387,692

		1,912,477
Japan - 0.04%
Development Bank of Japan
5.125%, 02/01/2017	200,000	217,154
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	200,000	214,228

		431,382
Mexico - 0.23%
Government of Mexico
5.950%, 03/19/2019	2,519,000	2,720,520
Norway - 0.04%
Eksportfinans AS
5.500%, 06/26/2017	440,000	480,728
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	910,000	1,054,235
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	640,000	648,000
Sweden - 0.11%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	909,237

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden (continued)
Svensk Exportkredit AB (continued)
4.875%, 09/29/2011	$335,000	$353,399

		1,262,636

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $18,354,048)		$18,967,062

CORPORATE BONDS - 21.30%
Aerospace & Defense - 0.30%
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	651,688
Boeing Company
8.750%, 09/15/2031	405,000	543,162
General Dynamics Corp.
5.250%, 02/01/2014	395,000	433,991
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	300,000	317,445
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	350,000	423,362
United Technologies Corp.
5.375%, 12/15/2017	415,000	447,606
6.125%, 02/01/2019	610,000	686,110

		3,503,364
Agriculture - 0.08%
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	300,000	348,754
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	556,356

		905,110
Auto Manufacturers - 0.07%
Daimler Finance North America LLC
5.875%, 03/15/2011	455,000	473,376
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011	295,000	310,943

		784,319
Banks - 2.21%
American Express Bank FSB
3.150%, 12/09/2011	1,045,000	1,083,204
6.000%, 09/13/2017	925,000	992,757
Bank One Corp.
7.875%, 08/01/2010	725,000	742,272
Barclays Bank PLC
5.125%, 01/08/2020	550,000	542,337
5.200%, 07/10/2014	330,000	352,387
5.450%, 09/12/2012	450,000	485,096
BB&T Corp.
5.200%, 12/23/2015	450,000	470,887
5.700%, 04/30/2014	600,000	651,995
Deutsche Bank AG
3.875%, 08/18/2014	850,000	868,448
4.875%, 05/20/2013	1,150,000	1,232,369
Dresdner Bank AG
7.250%, 09/15/2015	270,000	290,779
FleetBoston Financial Corp.
6.700%, 07/15/2028	500,000	492,243
HSBC USA, Inc., BKNT
5.875%, 11/01/2034	250,000	242,563
Keycorp
6.500%, 05/14/2013	500,000	533,955
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	2,150,000	2,235,211
4.375%, 03/15/2018	1,680,000	1,742,153

370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
5.125%, 03/14/2016	$1,105,000	$1,214,807
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	315,000	343,604
Oesterreichische Kontrollbank AG
2.875%, 03/15/2011	290,000	296,368
4.875%, 02/16/2016	485,000	521,639
SunTrust Banks, Inc.
6.000%, 09/11/2017	450,000	455,808
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	220,000	219,946
5.000%, 11/12/2013	372,000	361,389
Union Bank NA
5.950%, 05/11/2016	500,000	524,849
US Bancorp
2.250%, 03/13/2012	440,000	448,334
4.200%, 05/15/2014	310,000	325,250
US Bank NA, BKNT
6.375%, 08/01/2011	400,000	425,905
Wachovia Bank NA, BKNT
4.875%, 02/01/2015	1,100,000	1,140,591
Wells Fargo & Company
2.125%, 06/15/2012	300,000	304,624
3.000%, 12/09/2011	525,000	542,088
3.750%, 10/01/2014	920,000	931,144
5.000%, 11/15/2014	450,000	470,448
5.625%, 12/11/2017	800,000	848,693
6.375%, 08/01/2011	1,090,000	1,153,146
Wells Fargo Bank NA
5.950%, 08/26/2036	1,574,000	1,478,844
6.450%, 02/01/2011	750,000	785,186

		25,751,319
Beverages - 0.50%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	670,000	769,289
7.750%, 01/15/2019 (S)	450,000	535,222
Bacardi, Ltd.
8.200%, 04/01/2019 (S)	620,000	743,141
Bottling Group LLC
5.125%, 01/15/2019	450,000	471,503
Brown-Forman Corp.
5.000%, 02/01/2014	450,000	486,764
Coca-Cola Company
4.875%, 03/15/2019	150,000	156,004
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	505,000	653,330
Diageo Capital PLC
7.375%, 01/15/2014	717,000	833,822
PepsiCo, Inc.
5.500%, 01/15/2040	430,000	425,735
7.900%, 11/01/2018	315,000	390,144
SABMiller PLC
6.500%, 07/15/2018 (S)	310,000	343,826

		5,808,780
Biotechnology - 0.04%
Amgen, Inc.
5.700%, 02/01/2019	415,000	454,691
Building Materials - 0.03%
CRH America, Inc.
8.125%, 07/15/2018	330,000	388,609
Chemicals - 0.31%
Agrium, Inc.
6.750%, 01/15/2019	490,000	542,809

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	$650,000	$706,757
5.875%, 01/15/2014	395,000	439,225
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	130,000	130,223
Praxair, Inc.
4.375%, 03/31/2014	620,000	659,934
The Dow Chemical Company
5.700%, 05/15/2018	230,000	238,593
5.900%, 02/15/2015	350,000	378,918
9.400%, 05/15/2039	250,000	335,110
The Sherwin-Williams Company
3.125%, 12/15/2014	220,000	221,082

		3,652,651
Commercial Services - 0.02%
Science Applications International Corp.
5.500%, 07/01/2033	300,000	262,469
Computers - 0.33%
Computer Sciences Corp.
6.500%, 03/15/2018	600,000	664,268
Dell, Inc.
4.700%, 04/15/2013	450,000	483,385
5.875%, 06/15/2019	300,000	324,645
Hewlett-Packard Company
4.750%, 06/02/2014	475,000	512,825
5.500%, 03/01/2018	250,000	271,687
International Business Machines Corp.
5.600%, 11/30/2039	385,000	388,314
6.500%, 10/15/2013	1,045,000	1,199,505

		3,844,629
Cosmetics & Personal Care - 0.05%
The Procter & Gamble Company
4.600%, 01/15/2014	530,000	569,448
Diversified Financial Services - 5.19%
American Express Credit Corp., Series C
7.300%, 08/20/2013	380,000	426,517
Bank of America Corp.
2.100%, 04/30/2012	900,000	916,574
3.125%, 06/15/2012	525,000	545,538
4.500%, 04/01/2015	220,000	221,835
5.420%, 03/15/2017	499,000	493,135
6.500%, 08/01/2016	470,000	508,068
7.375%, 05/15/2014	250,000	281,135
Bear Stearns Companies LLC
7.250%, 02/01/2018	980,000	1,132,576
BP Capital Markets PLC
3.625%, 05/08/2014	3,000,000	3,112,005
5.250%, 11/07/2013	270,000	297,115
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	724,955
Capital One Financial Corp.
7.375%, 05/23/2014	690,000	788,485
Capital One Financial Corp., MTN
5.700%, 09/15/2011	395,000	412,833
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	631,089
Citigroup Funding, Inc.
1.875%, 11/15/2012	445,000	448,225
Citigroup, Inc.
2.125%, 04/30/2012	915,000	931,750
2.875%, 12/09/2011	1,040,000	1,073,104
5.500%, 04/11/2013	530,000	556,914
5.875%, 02/22/2033 to 05/29/2037	1,515,000	1,330,734

371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
6.000%, 02/21/2012	$1,190,000	$1,262,116
6.125%, 11/21/2017	1,265,000	1,301,268
8.500%, 05/22/2019	460,000	536,906
CME Group, Inc.
5.750%, 02/15/2014	360,000	395,214
Credit Suisse AG
5.400%, 01/14/2020	430,000	433,361
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	690,000	731,637
6.500%, 01/15/2012	787,000	855,679
Credit Suisse Guernsey, Ltd.
5.860%, 07/15/2019 (P)	250,000	234,375
Credit Suisse New York
5.500%, 05/01/2014	1,500,000	1,632,648
Discover Financial Services
10.250%, 07/15/2019	700,000	832,832
General Electric Capital Corp.
2.200%, 06/08/2012	450,000	458,352
3.000%, 12/09/2011	525,000	542,532
5.625%, 09/15/2017	1,735,000	1,826,832
6.000%, 08/07/2019	350,000	369,834
6.750%, 03/15/2032	980,000	1,036,820
6.875%, 01/10/2039	950,000	1,024,679
General Electric Capital Corp., Series A
6.125%, 02/22/2011	1,620,000	1,694,230
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	448,457
HBOS PLC
6.750%, 05/21/2018 (S)	200,000	183,760
HSBC Finance Corp.
5.000%, 06/30/2015	1,000,000	1,041,386
8.000%, 07/15/2010	940,000	958,604
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	938,107
John Deere Capital Corp.
4.950%, 12/17/2012	740,000	801,870
5.100%, 01/15/2013	540,000	585,897
5.250%, 10/01/2012	500,000	542,846
JPMorgan Chase & Company
3.125%, 12/01/2011	1,100,000	1,138,229
4.750%, 05/01/2013	670,000	714,142
6.400%, 05/15/2038	1,830,000	1,975,867
6.750%, 02/01/2011	975,000	1,022,216
MBNA Corp.
5.000%, 06/15/2015	600,000	602,974
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	885,000	925,582
6.875%, 04/25/2018 to 11/15/2018	1,372,000	1,470,953
7.750%, 05/14/2038	530,000	587,490
Morgan Stanley
2.250%, 03/13/2012	440,000	448,929
3.250%, 12/01/2011	525,000	544,319
5.950%, 12/28/2017	865,000	888,675
6.625%, 04/01/2018	993,000	1,059,113
6.750%, 04/15/2011	1,130,000	1,192,882
7.300%, 05/13/2019	900,000	994,328
PNC Funding Corp.
2.300%, 06/22/2012	530,000	542,024
4.250%, 09/21/2015	290,000	298,718
5.625%, 02/01/2017	450,000	464,325
6.700%, 06/10/2019	460,000	514,012
SLM Corp.
8.000%, 03/25/2020	600,000	584,255

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
State Street Corp.
2.150%, 04/30/2012	$440,000	$448,459
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	675,000	720,811
6.375%, 04/01/2012	130,000	141,626
The Goldman Sachs Capital II, (5.793% to
06/01/2012, then 3 month LIBOR
+ 76.75 bps)
maturing at 12/29/2049	470,000	398,325
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	610,000	636,045
5.500%, 11/15/2014	1,060,000	1,137,149
6.125%, 02/15/2033	530,000	523,851
6.150%, 04/01/2018	1,030,000	1,089,822
6.875%, 01/15/2011	800,000	837,506
7.500%, 02/15/2019	1,600,000	1,828,478
Toyota Motor Credit Corp.
5.450%, 05/18/2011	475,000	496,345
UBS AG
5.750%, 04/25/2018	795,000	814,334

		60,544,613
Electric - 1.69%
Carolina Power & Light Company
5.300%, 01/15/2019	225,000	236,698
Consolidated Edison Company of New
York, Inc.
6.650%, 04/01/2019	930,000	1,062,920
7.125%, 12/01/2018	390,000	460,129
Constellation Energy Group, Inc.
7.600%, 04/01/2032	180,000	206,068
Dominion Resources, Inc.
5.000%, 03/15/2013	410,000	436,142
5.200%, 08/15/2019	710,000	726,701
DTE Energy Company
6.350%, 06/01/2016	330,000	356,764
Duke Energy Carolinas LLC
5.625%, 11/30/2012	400,000	438,058
6.000%, 01/15/2038	300,000	313,864
7.000%, 11/15/2018	390,000	459,445
E.ON International Finance BV
5.800%, 04/30/2018 (S)	595,000	643,351
Enel Finance International SA
5.125%, 10/07/2019 (S)	670,000	662,169
6.000%, 10/07/2039 (S)	220,000	209,314
6.250%, 09/15/2017 (S)	250,000	271,588
Entergy Texas, Inc.
7.125%, 02/01/2019	225,000	252,322
Exelon Generation Company LLC
6.250%, 10/01/2039	220,000	222,464
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,546
7.375%, 11/15/2031	450,000	465,698
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	350,000	350,452
Florida Power & Light Company
5.650%, 02/01/2037	460,000	452,657
FPL Group Capital, Inc.
7.875%, 12/15/2015	395,000	478,683
Georgia Power Company
4.250%, 12/01/2019	220,000	216,008
5.950%, 02/01/2039	455,000	469,192
Indiana Michigan Power Company
6.050%, 03/15/2037	445,000	443,981

372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	$520,000	$564,775
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	723,001
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	696,978
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	543,559
Oncor Electric Delivery Company
7.500%, 09/01/2038	260,000	304,205
Pacific Gas & Electric Company
6.050%, 03/01/2034	390,000	401,628
6.250%, 12/01/2013	620,000	699,987
Pacificorp
6.000%, 01/15/2039	450,000	462,667
Peco Energy Company
5.000%, 10/01/2014	600,000	645,837
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	450,586
6.150%, 10/01/2038	340,000	334,743
Progress Energy, Inc.
7.050%, 03/15/2019	600,000	677,037
7.100%, 03/01/2011	265,000	278,687
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	595,571
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	272,000	291,607
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	545,000	521,889
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	355,000	442,359
Virginia Electric and Power Company
5.000%, 06/30/2019	500,000	513,623
8.875%, 11/15/2038	240,000	333,484
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	400,863

		19,727,300
Electrical Components & Equipment - 0.03%
Emerson Electric Company
4.875%, 10/15/2019	340,000	355,685
Electronics - 0.05%
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	565,041
Environmental Control - 0.13%
Allied Waste North America, Inc.
6.875%, 06/01/2017	460,000	501,400
Waste Management, Inc.
6.125%, 11/30/2039	330,000	327,507
7.375%, 03/11/2019	615,000	712,898

		1,541,805
Food - 0.60%
Campbell Soup Company
4.500%, 02/15/2019	600,000	610,505
ConAgra Foods, Inc.
5.819%, 06/15/2017	75,000	80,746
7.000%, 04/15/2019	300,000	345,977
9.750%, 03/01/2021	222,000	288,941
General Mills, Inc.
5.650%, 02/15/2019	450,000	482,678

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Kellogg Company
4.150%, 11/15/2019	$220,000	$217,247
Kraft Foods, Inc.
6.750%, 02/19/2014	1,080,000	1,214,435
6.875%, 02/01/2038	280,000	302,912
Ralcorp Holdings, Inc.
6.625%, 08/15/2039 (S)	470,000	467,239
Safeway, Inc.
6.250%, 03/15/2014	315,000	350,136
6.350%, 08/15/2017	520,000	575,940
Sysco Corp.
5.375%, 03/17/2019	300,000	321,902
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	317,538
Tesco PLC
6.150%, 11/15/2037 (S)	235,000	247,677
The Kroger Company
3.900%, 10/01/2015	220,000	222,698
6.400%, 08/15/2017	500,000	555,884
Unilever Capital Corp.
7.125%, 11/01/2010	400,000	415,168

		7,017,623
Forest Products & Paper - 0.03%
International Paper Company
8.700%, 06/15/2038	250,000	308,836
Gas - 0.05%
KeySpan Corp.
8.000%, 11/15/2030	455,000	548,493
Hand & Machine Tools - 0.10%
Snap-On, Inc.
6.125%, 09/01/2021	470,000	491,366
The Stanley Works
6.150%, 10/01/2013	590,000	658,190

		1,149,556
Healthcare Products - 0.16%
Baxter International, Inc.
5.900%, 09/01/2016	225,000	254,630
Covidien International Finance SA
6.000%, 10/15/2017	500,000	548,323
Johnson & Johnson
5.550%, 08/15/2017	150,000	165,675
5.850%, 07/15/2038	365,000	390,299
Medtronic, Inc.
5.600%, 03/15/2019	315,000	340,749
St. Jude Medical, Inc.
4.875%, 07/15/2019	230,000	235,065

		1,934,741
Healthcare Services - 0.24%
Aetna, Inc.
6.000%, 06/15/2016	450,000	493,362
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	332,380
Howard Hughes Medical Institute
3.450%, 09/01/2014	470,000	484,927
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	144,489
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	330,000	364,691
UnitedHealth Group, Inc.
4.875%, 03/15/2015	48,000	50,326
5.800%, 03/15/2036	210,000	196,658

373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
WellPoint, Inc.
6.375%, 06/15/2037	$170,000	$174,547
7.000%, 02/15/2019	500,000	566,993

		2,808,373
Home Builders - 0.02%
Toll Brothers Finance Corp.
6.750%, 11/01/2019	220,000	222,292
Household Products - 0.07%
Clorox Company
5.950%, 10/15/2017	390,000	426,879
Kimberly-Clark Corp.
7.500%, 11/01/2018	330,000	400,785

		827,664
Insurance - 0.84%
AEGON Funding Company LLC
5.750%, 12/15/2020	225,000	221,487
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	390,000	422,220
AON Corp.
8.205%, 01/01/2027	250,000	263,777
AXA SA
8.600%, 12/15/2030	290,000	351,642
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	450,000	478,457
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	830,000	837,085
Chubb Corp.
5.750%, 05/15/2018	435,000	470,316
CNA Financial Corp.
7.350%, 11/15/2019	440,000	459,857
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	204,073
Lincoln National Corp.
5.650%, 08/27/2012	225,000	238,843
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	450,000	476,546
MetLife, Inc.
6.750%, 06/01/2016	300,000	336,196
6.817%, 08/15/2018	670,000	743,229
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	543,506
PartnerRe Finance B LLC
5.500%, 06/01/2020	430,000	425,916
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	219,587
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,124,055
The Allstate Corp.
5.950%, 04/01/2036	455,000	456,188
7.450%, 05/16/2019	310,000	363,773
The Travelers Companies, Inc.
5.500%, 12/01/2015	330,000	359,293
5.900%, 06/02/2019	460,000	503,101
Willis North America, Inc.
7.000%, 09/29/2019	340,000	356,043

		9,855,190
Investment Companies - 0.08%
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	470,000	476,990
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	469,507

		946,497

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Iron & Steel - 0.09%
ArcelorMittal
5.375%, 06/01/2013	$990,000	$1,053,769
Machinery-Construction & Mining - 0.04%
Caterpillar, Inc.
7.900%, 12/15/2018	390,000	478,796
Machinery-Diversified - 0.02%
Roper Industries, Inc.
6.250%, 09/01/2019	220,000	233,134
Media - 0.96%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	420,000	540,190
CBS Corp.
8.875%, 05/15/2019	445,000	537,562
Comcast Cable Communications
8.875%, 05/01/2017	300,000	362,869
Comcast Corp.
5.700%, 07/01/2019	460,000	480,329
6.500%, 01/15/2015 to 11/15/2035	1,075,000	1,133,536
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	767,339
DirecTV Holdings LLC
5.200%, 03/15/2020 (S)	440,000	433,183
Discovery Communications LLC
5.625%, 08/15/2019	380,000	396,686
Grupo Televisa SA
6.625%, 01/15/2040	330,000	329,530
News America, Inc.
6.650%, 11/15/2037	525,000	552,145
TCI Communications, Inc.
7.125%, 02/15/2028	455,000	483,742
The Walt Disney Company
5.625%, 09/15/2016	500,000	560,416
Time Warner Companies, Inc.
7.250%, 10/15/2017	1,040,000	1,194,865
7.570%, 02/01/2024	480,000	553,342
Time Warner Entertainment Company LP
8.375%, 07/15/2033	970,000	1,168,273
Time Warner, Inc.
7.625%, 04/15/2031	110,000	125,633
Viacom, Inc.
4.250%, 09/15/2015	220,000	223,091
6.250%, 04/30/2016	530,000	585,548
7.875%, 07/30/2030	430,000	473,878
Vivendi SA
5.750%, 04/04/2013 (S)	305,000	328,133

		11,230,290
Metal Fabricate/Hardware - 0.04%
Commercial Metals Company
7.350%, 08/15/2018	450,000	473,428
Mining - 0.34%
Alcoa, Inc.
6.750%, 07/15/2018	485,000	502,638
Anglo American Capital
9.375%, 04/08/2019 (S)	600,000	764,227
BHP Billiton Finance
6.500%, 04/01/2019	500,000	571,648
6.750%, 11/01/2013	159,000	179,444
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	360,000	371,630
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	434,000	488,497
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	867,352

374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Vale Overseas, Ltd. (continued)
6.875%, 11/10/2039	$240,000	$248,676

		3,994,112
Miscellaneous Manufacturers - 0.40%
3M Company, Series MTN
4.375%, 08/15/2013	350,000	375,441
Danaher Corp.
5.400%, 03/01/2019	310,000	330,033
General Electric Company
5.000%, 02/01/2013	1,425,000	1,536,111
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	466,036
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	506,050
Siemens Financierings NV
6.125%, 08/17/2026 (S)	354,000	376,577
Tyco Electronics Group SA
6.550%, 10/01/2017	600,000	660,112
Tyco International Finance SA
8.500%, 01/15/2019	320,000	396,852

		4,647,212
Office & Business Equipment - 0.11%
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	274,570
Xerox Corp.
5.650%, 05/15/2013	500,000	536,275
6.750%, 12/15/2039	430,000	448,957

		1,259,802
Oil & Gas - 1.28%
Anadarko Finance Company
6.750%, 05/01/2011	585,000	615,667
Apache Corp.
6.000%, 09/15/2013	295,000	330,519
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	454,981
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	220,000	231,332
Chevron Corp.
4.950%, 03/03/2019	440,000	464,968
Conoco Funding Company
6.350%, 10/15/2011	395,000	426,092
ConocoPhillips
5.750%, 02/01/2019	455,000	495,995
Devon Financing Corp.
6.875%, 09/30/2011	400,000	431,605
7.875%, 09/30/2031	260,000	322,809
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	600,000	651,550
EnCana Corp.
6.500%, 08/15/2034	530,000	561,751
GlobalSantaFe Corp.
5.000%, 02/15/2013	425,000	454,387
Hess Corp.
8.125%, 02/15/2019	440,000	536,338
Kerr-McGee Corp.
6.950%, 07/01/2024	530,000	589,549
Marathon Oil Corp.
6.000%, 10/01/2017	425,000	456,130
Nabors Industries, Inc.
9.250%, 01/15/2019	450,000	559,746
Nexen, Inc.
6.200%, 07/30/2019	240,000	258,755

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Holding International, Ltd.
7.375%, 03/15/2014	$370,000	$424,700
Pemex Project Funding Master Trust
7.375%, 12/15/2014	350,000	394,876
Petro-Canada
5.950%, 05/15/2035	315,000	308,271
6.050%, 05/15/2018	500,000	538,308
Petrobras International Finance Company
8.375%, 12/10/2018	825,000	997,243
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	700,000	718,900
Shell International Finance BV
6.375%, 12/15/2038	495,000	545,097
Talisman Energy, Inc.
6.250%, 02/01/2038	235,000	239,128
7.750%, 06/01/2019	300,000	357,465
Tosco Corp.
8.125%, 02/15/2030	543,000	683,174
Total Capital SA
3.125%, 10/02/2015	220,000	218,518
4.250%, 12/15/2021	430,000	421,319
Valero Energy Corp.
6.125%, 06/15/2017	475,000	494,423
XTO Energy, Inc.
5.500%, 06/15/2018	645,000	700,241

		14,883,837
Oil & Gas Services - 0.10%
Cameron International Corp.
7.000%, 07/15/2038	340,000	372,150
Halliburton Company
6.150%, 09/15/2019	300,000	336,255
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	458,195

		1,166,600
Pharmaceuticals - 0.56%
Abbott Laboratories
4.350%, 03/15/2014	540,000	574,464
5.875%, 05/15/2016	195,000	220,480
AstraZeneca PLC
5.900%, 09/15/2017	465,000	519,371
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	321,606
Eli Lilly & Company
7.125%, 06/01/2025	340,000	403,320
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	577,000	609,333
6.375%, 05/15/2038	310,000	341,915
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	220,000	218,335
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	422,121
5.750%, 11/15/2036	600,000	614,855
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	365,000	386,857
Pharmacia Corp.
6.500%, 12/01/2018	450,000	510,776
Wyeth
5.500%, 03/15/2013	660,000	722,411
6.000%, 02/15/2036	600,000	634,229

		6,500,073
Pipelines - 0.79%
Boardwalk Pipelines LP
5.750%,	380,000	392,561

375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	$370,000	$423,671
DCP Midstream LLC
9.700%, 12/01/2013 (S)	390,000	474,764
9.750%, 03/15/2019 (S)	475,000	608,939
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	688,704
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	546,176
Enterprise Products Operating LLC
4.600%, 08/01/2012	300,000	316,451
6.650%, 04/15/2018	165,000	182,698
6.875%, 03/01/2033	250,000	267,601
9.750%, 01/31/2014	265,000	321,788
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	260,249
5.850%, 09/15/2012	415,000	450,876
6.500%, 09/01/2039	280,000	287,813
6.850%, 02/15/2020	500,000	560,913
7.300%, 08/15/2033	90,000	100,328
9.000%, 02/01/2019	265,000	330,641
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	387,645
ONEOK Partners LP
6.650%, 10/01/2036	363,000	378,445
Plains All American Pipeline LP
8.750%, 05/01/2019	300,000	365,990
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	430,000	424,090
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	190,000	206,161
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	627,723
Williams Partners LP
5.250%, 03/15/2020 (S)	610,000	611,243

		9,215,470
Real Estate - 0.49%
AMB Property LP
6.300%, 06/01/2013	300,000	317,132
Duke Realty LP
5.950%, 02/15/2017	225,000	221,210
ERP Operating LP
5.750%, 06/15/2017	591,000	610,839
Hospitality Properties Trust
7.875%, 08/15/2014	410,000	440,310
Kimco Realty Corp.
6.875%, 10/01/2019	410,000	432,017
ProLogis
5.625%, 11/15/2016	180,000	174,116
7.625%, 08/15/2014	940,000	1,027,787
Realty Income Corp.
5.950%, 09/15/2016	135,000	137,723
Simon Property Group LP
5.650%, 02/01/2020	650,000	634,168
5.875%, 03/01/2017	245,000	253,139
Vornado Realty Trust
4.250%, 04/01/2015	430,000	428,189
WEA Finance LLC
7.500%, 06/02/2014 (S)	900,000	1,007,368

		5,683,998
Retail - 0.50%
CVS Caremark Corp.
6.125%, 08/15/2016	450,000	496,177

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
CVS Caremark Corp. (continued)
6.600%, 03/15/2019	$370,000	$413,666
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	454,943	528,343
Home Depot, Inc.
4.625%, 08/15/2010	455,000	461,625
5.400%, 03/01/2016	100,000	108,060
5.875%, 12/16/2036	420,000	407,579
Lowe’s Companies, Inc.
6.100%, 09/15/2017	315,000	350,996
McDonald’s Corp.
5.000%, 02/01/2019	328,000	344,194
Target Corp.
6.500%, 10/15/2037	500,000	544,121
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	455,000	454,850
6.200%, 04/15/2038	585,000	629,986
7.550%, 02/15/2030	300,000	370,791
Walgreen Company
5.250%, 01/15/2019	450,000	478,238
Yum! Brands, Inc.
6.250%, 03/15/2018	190,000	208,301

		5,796,927
Savings & Loans - 0.04%
US Central Federal Credit Union
1.900%, 10/19/2012	450,000	454,147
Software - 0.09%
Microsoft Corp.
2.950%, 06/01/2014	445,000	451,787
Oracle Corp.
5.750%, 04/15/2018	570,000	625,181

		1,076,968
Telecommunications - 1.63%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	920,000	906,997
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	240,000	244,723
AT&T Corp.
8.000%, 11/15/2031	380,000	461,987
AT&T, Inc.
5.625%, 06/15/2016	400,000	438,528
6.300%, 01/15/2038	1,150,000	1,167,000
6.700%, 11/15/2013	685,000	781,645
BellSouth Corp.
6.875%, 10/15/2031	735,000	769,569
British Telecommunications PLC
5.950%, 01/15/2018	270,000	277,181
9.625%, 12/15/2030	250,000	314,820
CenturyTel, Inc.
7.600%, 09/15/2039	310,000	298,826
Cisco Systems, Inc.
5.250%, 02/22/2011	350,000	364,250
5.500%, 02/22/2016	300,000	334,295
5.900%, 02/15/2039	530,000	538,085
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	928,515
France Telecom SA
8.500%, 03/01/2031	460,000	610,165
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	450,000	478,899
Rogers Cable, Inc.
7.875%, 05/01/2012	455,000	506,908

376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Telecom Italia Capital SA
5.250%, 11/15/2013	$730,000	$764,620
7.721%, 06/04/2038	450,000	482,795
Telefonica Emisiones SAU
6.221%, 07/03/2017	210,000	230,300
Telefonica Europe BV
8.250%, 09/15/2030	500,000	613,364
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019 (S)	440,000	445,442
Verizon Communications, Inc.
5.250%, 04/15/2013	1,025,000	1,119,809
6.100%, 04/15/2018	675,000	738,363
6.900%, 04/15/2038	875,000	965,028
Verizon Global Funding Corp.
7.250%, 12/01/2010	675,000	704,302
7.375%, 09/01/2012	450,000	509,591
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	543,658
Vodafone Group PLC
3.375%, 11/24/2015	1,100,000	1,073,185
5.375%, 01/30/2015	795,000	852,851
5.450%, 06/10/2019	480,000	498,105

		18,963,806
Tobacco - 0.18%
Altria Group, Inc.
8.500%, 11/10/2013	465,000	543,533
9.250%, 08/06/2019	955,000	1,160,451
Philip Morris International, Inc.
6.875%, 03/17/2014	390,000	446,596

		2,150,580
Toys/Games/Hobbies - 0.02%
Hasbro, Inc.
6.350%, 03/15/2040	220,000	217,371
Transportation - 0.37%
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	370,000	366,371
7.000%, 02/01/2014	525,000	600,388
Canadian National Railway Company
6.375%, 10/15/2011	250,000	268,684
CSX Corp.
6.250%, 04/01/2015	625,000	699,045
7.375%, 02/01/2019	450,000	524,378
FedEx Corp.
8.000%, 01/15/2019	225,000	275,501
Norfolk Southern Corp.
5.900%, 06/15/2019	300,000	324,134
7.050%, 05/01/2037	430,000	497,906
Union Pacific Corp.
6.625%, 02/01/2029	390,000	425,352
United Parcel Service, Inc.
5.500%, 01/15/2018	320,000	350,098

		4,331,857
Trucking&Leasing - 0.03%
GATX Corp.
4.750%, 05/15/2015	330,000	327,535

TOTAL CORPORATE BONDS (Cost $230,376,015)		$248,418,810

MUNICIPAL BONDS - 0.48%
California - 0.13%
State of California
7.500%, 04/01/2034	1,040,000	1,074,185

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
University of California
5.770%, 05/15/2043	$500,000	$482,070

		1,556,255
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	240,000	248,050
Georgia - 0.04%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	446,778
Illinois - 0.07%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	303,861
State of Illinois
5.100%, 06/01/2033	570,000	470,090

		773,951
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	433,599
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	461,667
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	434,491

		896,158
North Carolina - 0.03%
North Carolina Turnkpike Authority
6.700%, 01/01/2039	400,000	415,216
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	380,000	377,659
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	220,000	218,482
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	220,000	222,266

TOTAL MUNICIPAL BONDS (Cost $5,646,042)		$5,588,414

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.80%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	174,055	173,995
Series 2004-6, Class A3,
4.512%, 12/10/2042	1,270,000	1,303,662
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	915,944
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	175,056
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	588,041
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,273,312
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-T20, Class A3,
5.297%, 10/12/2042 (P)	600,000	624,532
Series 2006-PW11, Class AM,
5.621%, 03/11/2039 (P)	200,000	182,230
Series 2006-PW12, Class A4,
5.906%, 09/11/2038 (P)	745,000	778,199

377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.729%, 03/15/2049 (P)	$248,765	$254,260
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2006-CD2, Class AM
5.411%, 01/15/2046 (P)	200,000	172,988
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	1,680,000	1,719,000
CS First Boston Mortgage Securities Corp,
Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	402,848
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	761,829	770,712
Series 2004-C3, Class A2,
4.433%, 07/10/2039	293,125	295,777
Series 2005-C1, Class A3,
4.578%, 06/10/2048	620,000	624,159
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,840,000	1,931,773
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	1,926,451
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.999%, 08/10/2045 (P)	2,550,000	2,362,616
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,087,712
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,154,712
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	949,815
Series 2005-LDP5, Class A4,
5.180%, 12/15/2044 (P)	860,000	890,275
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	390,000	402,332
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	378,983
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	206,974
Series 2005-CB13, Class A3A1,
5.457%, 01/12/2043 (P)	500,000	514,842
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (S)(P)	1,860,000	1,917,710
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A2
4.310%, 02/15/2030	184,786	184,853
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%, 11/15/2038	2,068,000	2,075,610
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	451,404
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A1,
5.773%, 06/12/2046 (P)	89,071	90,183
Series 2007-8, Class A2,
5.920%, 08/12/2049 (P)	2,450,000	2,604,703

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	$1,890,000	$1,943,552
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,500,000	1,506,526
Series 2006-T21, Class A2,
5.090%, 10/12/2052	595,000	603,798
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	2,992,725
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	3,580,000	3,702,029
Series 2006-IQ11, Class A2,
5.693%, 10/15/2042 (P)	910,000	936,408
Series 2006-T23, Class A2,
5.916%, 08/12/2041 (P)	640,000	659,362
Morgan Stanley Dean Witter Capital I,
Series 2001-IQA, Class A3
5.720%, 12/18/2032	48,139	49,046
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	570,907	577,356
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	750,000	783,917
Series 2006-C27, Class A1,
5.405%, 07/15/2045	127,863	129,543
Series 2006-C24, Class A2,
5.506%, 03/15/2045	23,145	23,456

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $35,954,801)		$44,293,381

ASSET BACKED SECURITIES - 0.26%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	960,000	1,011,785
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	885,000	950,810
Credit-Based Asset Servicing and
Securitization, Series 2006-CB2, Class AF2
5.501%, 12/25/2036	100,191	72,836
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	890,000	898,530
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608%, 05/25/2036	88,125	71,340

TOTAL ASSET BACKED SECURITIES (Cost $3,001,223)		$3,005,301

378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.74%
Supranational - 0.74%
African Development Bank
6.875%, 10/15/2015	$210,000	$239,549
Asian Development Bank
5.593%, 07/16/2018	680,000	746,456
European Investment Bank
1.750%, 09/14/2012	1,180,000	1,188,052
European Investment Bank
2.375%, 03/14/2014	910,000	909,517
European Investment Bank
3.250%, 02/15/2011	750,000	768,269
European Investment Bank
4.625%, 05/15/2014	974,000	1,054,747
European Investment Bank
4.625%, 10/20/2015	695,000	747,454
European Investment Bank
4.875%, 01/17/2017	905,000	981,762
Inter-American Development Bank
7.000%, 06/15/2025	265,000	313,121
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	300,000	316,939
International Bank for
Reconstruction & Development
8.625%, 10/15/2016	415,000	534,762
International Finance Corp.
3.500%, 05/15/2013	325,000	342,613
Nordic Investment Bank
2.375%, 12/15/2011	520,000	531,307

		8,674,548

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $8,636,770)		$8,674,548

SHORT-TERM INVESTMENTS - 1.09%
Short-Term Securities* - 1.09%
State Street Institutional US Government
Money Market Fund, 0.03489%	$12,735,963	12,735,963

TOTAL SHORT-TERM INVESTMENTS (Cost $12,735,963)		$12,735,963

Total Investments (Total Bond Market Trust A)
(Cost $1,133,732,269) - 100.32%		$1,169,870,237
Other assets and liabilities, net - (0.32%)		(3,680,443)

TOTAL NET ASSETS - 100.00%		$1,166,189,794

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.98%
U.S. Treasury Bonds - 9.96%
3.000%, 02/28/2017	$1,300,000	$1,279,586
4.250%, 05/15/2039	310,000	287,234
4.375%, 02/15/2038	355,000	337,583
4.625%, 02/15/2040	650,000	640,656
6.750%, 08/15/2026	775,000	984,371
7.500%, 11/15/2016	1,270,000	1,603,872
7.875%, 02/15/2021	1,100,000	1,479,500
8.750%, 08/15/2020	1,400,000	1,978,813
9.250%, 02/15/2016	3,550,000	4,783,625
11.250%, 02/15/2015	2,010,000	2,821,538

		16,196,778

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes - 16.34%
1.000%, 07/31/2011 to 12/31/2011	$2,500,000	$2,508,144
1.125%, 06/30/2011 to 12/15/2012	3,790,000	3,779,287
1.375%, 02/15/2013	700,000	696,718
1.500%, 12/31/2013	500,000	490,781
1.750%, 01/31/2014	1,760,000	1,740,063
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,354,402
2.000%, 11/30/2013	3,000,000	3,005,157
2.125%, 11/30/2014	1,600,000	1,579,000
2.750%, 11/30/2016	1,400,000	1,361,391
3.125%, 10/31/2016 to 05/15/2019	1,200,000	1,160,563
3.250%, 06/30/2016	4,450,000	4,500,063
3.375%, 11/15/2019	250,000	241,231
3.625%, 08/15/2019 to 02/15/2020	1,560,000	1,537,839
4.250%, 11/15/2017	1,100,000	1,163,593
5.000%, 08/15/2011	1,385,000	1,468,208

		26,586,440
Federal Farm Credit Bank - 0.40%
3.875%, 10/07/2013	305,000	323,370
4.875%, 12/16/2015	300,000	328,399

		651,769
Federal Home Loan Bank - 1.14%
3.875%, 06/14/2013	1,750,000	1,855,905
Federal Home Loan Mortgage Corp. - 7.05%
4.500%, 05/01/2024 to 10/01/2033	435,086	439,233
5.000%, 06/01/2023 to 09/01/2039	1,770,432	1,835,174
5.500%, 08/23/2017 to 01/01/2038	2,283,902	2,446,179
5.715%, 02/01/2037 (P)	845,720	884,256
5.750%, 01/15/2012	1,200,000	1,298,065
5.980%, 08/01/2037 (P)	1,736,482	1,836,472
6.000%, 06/15/2011 to 06/01/2022	1,033,693	1,101,082
6.250%, 07/15/2032	450,000	520,849
6.500%, 07/01/2016 to 09/01/2038	830,082	902,056
7.000%, 02/01/2016 to 04/01/2032	126,351	140,613
7.500%, 02/01/2016 to 03/01/2032	48,230	52,861
8.000%, 02/01/2030	7,661	8,500

		11,465,340
Federal National Mortgage Association - 28.17%
2.568%, 01/01/2035 (P)	2,493,996	2,584,721
3.250%, 04/09/2013	1,000,000	1,041,752
4.000%, 11/01/2010 to 08/01/2020	908,365	936,611
4.500%, 12/01/2020 to 01/01/2040	6,512,126	6,672,570
5.000%, 07/01/2020 to 12/01/2034	7,622,666	7,954,803
5.411%, 04/01/2036 (P)	424,807	446,312
5.500%, 08/01/2021 to 09/01/2036	10,423,659	11,033,965
5.657%, 04/01/2037 (P)	3,881,055	4,066,329
6.000%, 10/01/2013 to 08/01/2036	5,001,864	5,382,694
6.125%, 03/15/2012	1,300,000	1,423,053
6.250%, 05/15/2029	415,000	468,877
6.500%, 02/01/2015 to 02/01/2036	1,915,830	2,076,849
6.625%, 11/15/2030	380,000	454,126
7.000%, 12/01/2012 to 10/01/2032	284,056	313,558
7.125%, 01/15/2030	209,000	262,645
7.250%, 05/15/2030	450,000	572,054
7.500%, 10/01/2015 to 08/01/2031	91,616	100,396
8.000%, 08/01/2030 to 09/01/2031	33,891	37,597
8.500%, 09/01/2030	5,142	5,766

		45,834,678
Government National Mortgage Association - 4.61%
4.500%, 05/15/2019 to 07/20/2035	153,645	158,416
5.000%, 05/15/2018 to 11/20/2038	1,060,919	1,109,175
5.500%, 11/15/2032 to 01/15/2039	2,950,319	3,129,588

379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.000%, 04/15/2017 to 10/15/2038	$2,110,834	$2,267,410
6.500%, 01/15/2016 to 12/15/2038	550,245	599,593
7.000%, 08/15/2029 to 05/15/2032	157,868	174,958
7.500%, 08/15/2029 to 01/15/2031	39,849	43,660
8.000%, 04/15/2031	9,860	10,884
8.500%, 09/15/2030	6,599	7,383
9.000%, 01/15/2031	3,909	4,436

		7,505,503
The Financing Corp. - 0.12%
8.600%, 09/26/2019	150,000	198,087
Tennesee Valley Authority - 0.19%
6.750%, 11/01/2025	260,000	307,777

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $106,762,212)		$110,602,277

FOREIGN GOVERNMENT
OBLIGATIONS - 2.28%
Brazil - 0.34%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	112,875
6.000%, 01/17/2017	410,000	445,465

		558,340
Canada - 0.89%
Export Development Canada
3.500%, 05/16/2013	95,000	99,514
Government of Canada
5.125%, 01/26/2017	85,000	93,242
5.200%, 02/21/2017	80,000	87,374
6.500%, 01/15/2026	100,000	114,837
7.125%, 02/09/2024	150,000	180,165
7.500%, 07/15/2023	100,000	123,667
9.625%, 12/01/2018	300,000	403,179
Hydro-Quebec
8.400%, 01/15/2022	100,000	128,591
Province of Ontario
4.500%, 02/03/2015	200,000	214,212

		1,444,781
Israel - 0.11%
Government of Israel
5.125%, 03/26/2019	90,000	93,219
5.500%, 09/18/2023	75,000	81,062

		174,281
Italy - 0.21%
Republic of Italy
6.875%, 09/27/2023	300,000	344,056
Japan - 0.13%
Development Bank of Japan
5.125%, 02/01/2017	100,000	108,577
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	107,114

		215,691
Mexico - 0.28%
Government of Mexico, Bond
5.950%, 03/19/2019	415,000	448,200
Norway - 0.05%
Eksportfinans AS
5.500%, 06/26/2017	80,000	87,405

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	$120,000	$139,020
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	100,000	101,250
Sweden - 0.12%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	132,810
4.875%, 09/29/2011	65,000	68,570

		201,380

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,546,580)		$3,714,404

CORPORATE BONDS - 21.45%
Aerospace & Defense - 0.34%
Boeing Company
8.750%, 09/15/2031	90,000	120,702
General Dynamics Corp.
5.250%, 02/01/2014	90,000	98,884
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	75,000	90,721
United Technologies Corp.
5.375%, 12/15/2017	100,000	107,857
6.125%, 02/01/2019	125,000	140,596

		558,760
Auto Manufacturers - 0.07%
Daimler Finance North America LLC
5.875%, 03/15/2011	105,000	109,241
Banks - 1.90%
American Express Bank FSB
3.150%, 12/09/2011	250,000	259,140
Barclays Bank PLC
5.125%, 01/08/2020	100,000	98,607
5.450%, 09/12/2012	105,000	113,189
BB&T Corp.
5.200%, 12/23/2015	105,000	109,873
Deutsche Bank AG
3.875%, 08/18/2014	130,000	132,821
4.875%, 05/20/2013	210,000	225,041
Dresdner Bank AG
7.250%, 09/15/2015	80,000	86,157
FleetBoston Financial Corp.
6.700%, 07/15/2028	125,000	123,061
Keycorp
6.500%, 05/14/2013	125,000	133,489
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	300,000	311,890
4.375%, 03/15/2018	360,000	373,319
5.125%, 03/14/2016	100,000	109,937
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	81,810
Oesterreichische Kontrollbank AG
2.875%, 03/15/2011	130,000	132,855
4.875%, 02/16/2016	50,000	53,777
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	106,355
The Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	100,000	97,148
US Bancorp
2.250%, 03/13/2012	100,000	101,894

380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Company
3.000%, 12/09/2011	$125,000	$129,069
5.000%, 11/15/2014	105,000	109,771
5.625%, 12/11/2017	185,000	196,260

		3,085,463
Beverages - 0.61%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	120,000	137,783
7.750%, 01/15/2019 (S)	105,000	124,885
Bottling Group LLC
5.125%, 01/15/2019	105,000	110,017
Brown-Forman Corp.
5.000%, 02/01/2014	105,000	113,578
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	110,000	142,309
Diageo Capital PLC
7.375%, 01/15/2014	95,000	110,478
PepsiCo, Inc.
5.500%, 01/15/2040	60,000	59,405
7.900%, 11/01/2018	80,000	99,084
SABMiller PLC
6.500%, 07/15/2018 (S)	90,000	99,821

		997,360
Biotechnology - 0.03%
Amgen, Inc.
5.700%, 02/01/2019	50,000	54,782
Building Materials - 0.04%
CRH America, Inc.
8.125%, 07/15/2018	50,000	58,880
Chemicals - 0.30%
Agrium, Inc.
6.750%, 01/15/2019	100,000	110,777
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	100,000	108,732
5.875%, 01/15/2014	90,000	100,076
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	20,000	20,034
The Dow Chemical Company
5.700%, 05/15/2018	50,000	51,868
5.900%, 02/15/2015	60,000	64,957
The Sherwin-Williams Company
3.125%, 12/15/2014	30,000	30,148

		486,592
Computers - 0.25%
Dell, Inc.
4.700%, 04/15/2013	130,000	139,644
Hewlett-Packard Company
4.750%, 06/02/2014	95,000	102,565
International Business Machines Corp.
6.500%, 10/15/2013	140,000	160,699

		402,908
Cosmetics & Personal Care - 0.08%
The Procter & Gamble Company
4.600%, 01/15/2014	125,000	134,304
Diversified Financial Services - 4.80%
American Express Credit Corp., Series C
7.300%, 08/20/2013	100,000	112,241
Bank of America Corp.
2.100%, 04/30/2012	205,000	208,775
3.125%, 06/15/2012	125,000	129,890
5.420%, 03/15/2017	100,000	98,824

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America Corp. (continued)
6.500%, 08/01/2016	$80,000	$86,479
Bear Stearns Companies LLC
7.250%, 02/01/2018	230,000	265,809
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	88,034
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	125,700
Capital One Financial Corp., MTN
5.700%, 09/15/2011	80,000	83,612
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	112,694
Citigroup Funding, Inc.
1.875%, 11/15/2012	70,000	70,507
Citigroup, Inc.
2.125%, 04/30/2012	210,000	213,844
2.875%, 12/09/2011	250,000	257,958
5.500%, 04/11/2013	125,000	131,348
5.875%, 02/22/2033	220,000	189,826
8.500%, 05/22/2019	80,000	93,375
Credit Suisse AG
5.400%, 01/14/2020	60,000	60,469
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	125,000	132,543
6.500%, 01/15/2012	200,000	217,453
Credit Suisse Guernsey, Ltd.
5.860%, 12/31/2049 (P)	90,000	84,375
Discover Financial Services
10.250%, 07/15/2019	120,000	142,771
General Electric Capital Corp.
2.200%, 06/08/2012	105,000	106,949
3.000%, 12/09/2011	125,000	129,174
5.625%, 09/15/2017	230,000	242,174
6.000%, 08/07/2019	60,000	63,400
6.750%, 03/15/2032	230,000	243,335
6.875%, 01/10/2039	105,000	113,254
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	61,153
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	212,499
John Deere Capital Corp.
4.950%, 12/17/2012	172,000	186,381
JPMorgan Chase & Company
3.125%, 12/01/2011	215,000	222,472
4.750%, 05/01/2013	125,000	133,236
6.400%, 05/15/2038	125,000	134,964
MBNA Corp.
5.000%, 06/15/2015	250,000	251,239
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	193,044
7.750%, 05/14/2038	125,000	138,559
Morgan Stanley
2.250%, 03/13/2012	100,000	102,029
3.250%, 12/01/2011	125,000	129,600
6.750%, 04/15/2011	100,000	105,565
7.300%, 05/13/2019	150,000	165,721
PNC Funding Corp.
2.300%, 06/22/2012	125,000	127,836
4.250%, 09/21/2015	40,000	41,203
5.625%, 02/01/2017	80,000	82,547
6.700%, 06/10/2019	80,000	89,393
SLM Corp.
8.000%, 03/25/2020	90,000	87,638
State Street Corp.
2.150%, 04/30/2012	90,000	91,730

381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	$155,000	$165,520
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	125,000	130,337
5.500%, 11/15/2014	250,000	268,196
6.125%, 02/15/2033	125,000	123,550
6.150%, 04/01/2018	185,000	195,745
7.500%, 02/15/2019	240,000	274,272
Toyota Motor Credit Corp.
5.450%, 05/18/2011	95,000	99,269
UBS AG
5.750%, 04/25/2018	185,000	189,499

		7,808,010
Electric - 1.83%
Carolina Power & Light Company
5.300%, 01/15/2019	50,000	52,600
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	112,083
Dominion Resources, Inc.
5.000%, 03/15/2013	95,000	101,057
5.200%, 08/15/2019	110,000	112,587
DTE Energy Company
6.350%, 06/01/2016	60,000	64,866
Duke Energy Carolinas LLC
5.625%, 11/30/2012	100,000	109,514
6.000%, 01/15/2038	50,000	52,311
7.000%, 11/15/2018	90,000	106,026
E.ON International Finance BV
5.800%, 04/30/2018 (S)	140,000	151,377
Enel Finance International SA
5.125%, 10/07/2019 (S)	100,000	98,831
6.250%, 09/15/2017 (S)	50,000	54,318
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	56,072
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	40,448
FirstEnergy Corp.
6.450%, 11/15/2011	2,000	2,121
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	60,078
Florida Power & Light Company
5.650%, 02/01/2037	60,000	59,042
FPL Group Capital, Inc.
7.875%, 12/15/2015	90,000	109,067
Georgia Power Company
5.950%, 02/01/2039	100,000	103,119
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	186,572
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	141,325
Oncor Electric Delivery Company
7.500%, 09/01/2038	58,000	67,861
Pacific Gas & Electric Company
6.050%, 03/01/2034	60,000	61,789
6.250%, 12/01/2013	135,000	152,417
Pacificorp
6.000%, 01/15/2039	105,000	107,956
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	70,091
6.150%, 10/01/2038	50,000	49,227
Progress Energy, Inc.
7.100%, 03/01/2011	85,000	89,390

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric & Gas Company
6.330%, 11/01/2013	$120,000	$136,130
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	60,000	64,325
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	130,000	124,487
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	70,000	87,226
Virginia Electric and Power Company
8.875%, 11/15/2038	70,000	97,266
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	89,081

		2,970,660
Electrical Components & Equipment - 0.05%
Emerson Electric Company
4.875%, 10/15/2019	80,000	83,691
Environmental Control - 0.08%
Allied Waste North America, Inc.
6.875%, 06/01/2017	70,000	76,300
Waste Management, Inc.
6.125%, 11/30/2039	50,000	49,622

		125,922
Food - 0.60%
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	66,750
9.750%, 03/01/2021	63,000	81,996
General Mills, Inc.
5.650%, 02/15/2019	85,000	91,172
Kellogg Company
4.150%, 11/15/2019	30,000	29,625
Kraft Foods, Inc.
6.750%, 02/19/2014	85,000	95,581
6.875%, 02/01/2038	40,000	43,273
Ralcorp Holdings, Inc.
6.625%, 08/15/2039 (S)	70,000	69,589
Safeway, Inc.
6.350%, 08/15/2017	135,000	149,523
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	92,189
Tesco PLC
6.150%, 11/15/2037 (S)	100,000	105,395
The Kroger Company
3.900%, 10/01/2015	40,000	40,491
6.400%, 08/15/2017	100,000	111,177

		976,761
Gas - 0.07%
KeySpan Corp.
8.000%, 11/15/2030	100,000	120,548
Hand & Machine Tools - 0.09%
Snap-On, Inc.
6.125%, 09/01/2021	70,000	73,182
The Stanley Works
6.150%, 10/01/2013	60,000	66,935

		140,117
Healthcare Products - 0.21%
Baxter International, Inc.
5.900%, 09/01/2016	50,000	56,584

382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Covidien International Finance SA
6.000%, 10/15/2017	$110,000	$120,631
Johnson & Johnson
5.850%, 07/15/2038	100,000	106,931
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	51,101

		335,247
Healthcare Services - 0.25%
Aetna, Inc.
6.000%, 06/15/2016	105,000	115,118
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	72,223
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	32,348
UnitedHealth Group, Inc.
4.875%, 03/15/2015	12,000	12,581
WellPoint, Inc.
6.375%, 06/15/2037	175,000	179,680

		411,950
Home Builders - 0.02%
Toll Brothers Finance Corp.
6.750%, 11/01/2019	40,000	40,417
Household Products - 0.12%
Clorox Company
5.950%, 10/15/2017	95,000	103,983
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	97,160

		201,143
Insurance - 0.94%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	49,219
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	115,000	124,501
AON Corp.
8.205%, 01/01/2027	100,000	105,511
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	105,000	111,640
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	121,024
Chubb Corp.
5.750%, 05/15/2018	50,000	54,059
CNA Financial Corp.
7.350%, 11/15/2019	60,000	62,708
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	44,364
Lincoln National Corp.
5.650%, 08/27/2012	50,000	53,076
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	105,000	111,194
MetLife, Inc.
6.817%, 08/15/2018	120,000	133,116
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	59,430
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	29,944
4.750%, 04/01/2014 to 09/17/2015	175,000	180,470
The Allstate Corp.
5.950%, 04/01/2036	100,000	100,261
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	87,496
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	56,430

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Willis North America, Inc.
7.000%, 09/29/2019	$50,000	$52,359

		1,536,802
Investment Companies - 0.11%
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	70,000	71,041
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	109,552

		180,593
Iron & Steel - 0.10%
ArcelorMittal
5.375%, 06/01/2013	155,000	164,984
Machinery-Construction & Mining - 0.11%
Caterpillar, Inc.
5.300%, 09/15/2035	62,000	58,767
7.900%, 12/15/2018	95,000	116,630

		175,397
Machinery-Diversified - 0.03%
Roper Industries, Inc.
6.250%, 09/01/2019	40,000	42,388
Media - 1.07%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	100,000	128,617
CBS Corp.
8.875%, 05/15/2019	80,000	96,640
Comcast Cable Communications
8.875%, 05/01/2017	75,000	90,717
Comcast Corp.
5.700%, 07/01/2019	80,000	83,535
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	158,541
Discovery Communications LLC
5.625%, 08/15/2019	60,000	62,635
Grupo Televisa SA
6.625%, 01/15/2040	40,000	39,943
News America, Inc.
6.650%, 11/15/2037	175,000	184,048
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	116,949
The Walt Disney Company
5.625%, 09/15/2016	90,000	100,875
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	114,891
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	240,881
Time Warner, Inc.
7.625%, 04/15/2031	75,000	85,659
Viacom, Inc.
4.250%, 09/15/2015	40,000	40,562
6.250%, 04/30/2016	125,000	138,101
Vivendi SA
5.750%, 04/04/2013 (S)	55,000	59,172

		1,741,766
Metal Fabricate/Hardware - 0.07%
Commercial Metals Company
7.350%, 08/15/2018	110,000	115,727
Mining - 0.17%
Alcoa, Inc.
6.750%, 07/15/2018	100,000	103,637
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	103,231

383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	$70,000	$78,790

		285,658
Miscellaneous Manufacturers - 0.39%
General Electric Company
5.000%, 02/01/2013	190,000	204,815
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	89,018
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	123,701
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	220,037

		637,571
Office & Business Equipment - 0.07%
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	54,914
Xerox Corp.
6.750%, 12/15/2039	60,000	62,645

		117,559
Oil & Gas - 1.58%
Apache Corp.
6.000%, 09/15/2013	75,000	84,030
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	72,383
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	40,000	42,060
Chevron Corp.
4.950%, 03/03/2019	90,000	95,107
ConocoPhillips
5.750%, 02/01/2019	100,000	109,010
Devon Financing Corp.
6.875%, 09/30/2011	100,000	107,901
7.875%, 09/30/2031	40,000	49,663
EnCana Corp.
6.500%, 08/15/2034	125,000	132,488
GlobalSantaFe Corp.
5.000%, 02/15/2013	100,000	106,915
Hess Corp.
8.125%, 02/15/2019	60,000	73,137
Marathon Oil Corp.
6.000%, 10/01/2017	100,000	107,325
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	130,607
Nexen, Inc.
6.200%, 07/30/2019	40,000	43,126
Noble Holding International, Ltd.
7.375%, 03/15/2014	100,000	114,784
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	293,336
Petro-Canada
5.950%, 05/15/2035	70,000	68,505
6.050%, 05/15/2018	125,000	134,577
Petrobras International Finance Company
8.375%, 12/10/2018	90,000	108,790
Shell International Finance BV
6.375%, 12/15/2038	90,000	99,109
Talisman Energy, Inc.
6.250%, 02/01/2038	110,000	111,932
Tosco Corp.
8.125%, 02/15/2030	110,000	138,396
Total Capital SA
3.125%, 10/02/2015	40,000	39,730
4.250%, 12/15/2021	60,000	58,789

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp.
6.125%, 06/15/2017	$100,000	$104,089
XTO Energy, Inc.
5.500%, 06/15/2018	135,000	146,562

		2,572,351
Oil & Gas Services - 0.09%
Cameron International Corp.
7.000%, 07/15/2038	20,000	21,891
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	127,868

		149,759
Pharmaceuticals - 0.68%
Abbott Laboratories
4.350%, 03/15/2014	120,000	127,658
AstraZeneca PLC
5.900%, 09/15/2017	105,000	117,277
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	63,173
Eli Lilly & Company
7.125%, 06/01/2025	80,000	94,899
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	110,884
6.375%, 05/15/2038	50,000	55,148
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	30,000	29,773
Merck & Company, Inc.
5.300%, 12/01/2013	70,000	77,759
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	84,790
Pharmacia Corp.
6.500%, 12/01/2018	105,000	119,181
Wyeth
5.500%, 03/15/2013	200,000	218,912

		1,099,454
Pipelines - 0.84%
Boardwalk Pipelines LP
5.750%, 09/15/2019	60,000	61,983
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	90,000	103,055
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	109,561
9.750%, 03/15/2019 (S)	95,000	121,788
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	162,430
Enterprise Products Operating LLC
6.650%, 04/15/2018	40,000	44,290
9.750%, 01/31/2014	60,000	72,858
Kinder Morgan Energy Partners LP
5.850%, 09/15/2012	80,000	86,916
6.500%, 09/01/2039	40,000	41,116
7.300%, 08/15/2033	80,000	89,180
9.000%, 02/01/2019	60,000	74,862
ONEOK Partners LP
6.650%, 10/01/2036	85,000	88,617
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	73,198
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	60,000	59,175
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	84,693

384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Williams Partners LP
5.250%, 03/15/2020 (S)	$90,000	$90,183

		1,363,905
Real Estate - 0.39%
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	75,175
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	63,222
ProLogis
5.625%, 11/15/2016	185,000	178,953
Simon Property Group LP
5.875%, 03/01/2017	80,000	82,658
Vornado Realty Trust
4.250%, 04/01/2015	60,000	59,747
WEA Finance LLC
7.500%, 06/02/2014 (S)	150,000	167,895

		627,650
Retail - 0.64%
CVS Caremark Corp.
6.125%, 08/15/2016	105,000	115,775
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	98,901	114,857
Home Depot, Inc.
5.875%, 12/16/2036	70,000	67,930
McDonald’s Corp.
5.000%, 02/01/2019	50,000	52,469
Target Corp.
6.500%, 10/15/2037	100,000	108,824
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	99,967
6.200%, 04/15/2038	125,000	134,612
7.550%, 02/15/2030	110,000	135,957
Walgreen Company
5.250%, 01/15/2019	105,000	111,589
Yum! Brands, Inc.
6.250%, 03/15/2018	90,000	98,669

		1,040,649
Savings & Loans - 0.04%
US Central Federal Credit Union
1.900%, 10/19/2012	70,000	70,645
Software - 0.15%
Microsoft Corp.
2.950%, 06/01/2014	80,000	81,220
Oracle Corp.
5.750%, 04/15/2018	145,000	159,037

		240,257
Telecommunications - 1.60%
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	61,180
AT&T, Inc.
5.625%, 06/15/2016	80,000	87,706
6.700%, 11/15/2013	90,000	102,698
BellSouth Corp.
6.875%, 10/15/2031	200,000	209,406
British Telecommunications PLC
9.625%, 12/15/2030	60,000	75,557
CenturyTel, Inc.
7.600%, 09/15/2039	50,000	48,198
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	81,220
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	186,984

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	$105,000	$111,743
Rogers Cable, Inc.
7.875%, 05/01/2012	100,000	111,408
Telecom Italia Capital SA
5.250%, 11/15/2013	170,000	178,062
7.721%, 06/04/2038	80,000	85,830
Telefonica Europe BV
8.250%, 09/15/2030	100,000	122,673
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019 (S)	60,000	60,742
Verizon Communications, Inc.
5.250%, 04/15/2013	130,000	142,025
6.100%, 04/15/2018	155,000	169,550
6.900%, 04/15/2038	190,000	209,549
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	115,672
Vodafone Group PLC
3.375%, 11/24/2015	160,000	156,100
5.375%, 01/30/2015	190,000	203,826
5.450%, 06/10/2019	80,000	83,017

		2,603,146
Tobacco - 0.24%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	93,511
9.250%, 08/06/2019	160,000	194,421
Philip Morris International, Inc.
6.875%, 03/17/2014	90,000	103,061

		390,993
Transportation - 0.40%
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	60,000	59,411
7.000%, 02/01/2014	125,000	142,949
Canadian National Railway Company
6.375%, 10/15/2011	50,000	53,737
CSX Corp.
6.250%, 04/01/2015	100,000	111,847
7.375%, 02/01/2019	105,000	122,355
FedEx Corp.
8.000%, 01/15/2019	50,000	61,222
Union Pacific Corp.
6.625%, 02/01/2029	85,000	92,705

		644,226

TOTAL CORPORATE BONDS (Cost $32,250,340)		$34,904,236

MUNICIPAL BONDS - 0.42%
California - 0.09%
State of California
7.500%, 04/01/2034	80,000	82,630
University of California
5.770%, 05/15/2043	70,000	67,490

		150,120
District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	40,000	41,342
Illinois - 0.06%
State of Illinois
5.100%, 06/01/2033	115,000	94,843
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	60,502

385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	$70,000	$68,759
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	59,249

		128,008
North Carolina - 0.04%
North Carolina Turnkpike Authority
6.700%, 01/01/2039	60,000	62,282
Texas - 0.04%
State of Texas
5.517%, 04/01/2039	60,000	59,630
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	40,000	39,724
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	40,000	40,412

TOTAL MUNICIPAL BONDS (Cost $687,141)		$676,863

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.82%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	212,911
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	510,514
Series 2005-T20, Class A3,
5.150%, 10/12/2042 (P)	530,000	551,670
Series 2006-PW12, Class A4,
5.719%, 09/11/2038 (P)	190,000	198,467
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631%, 07/15/2032	286,955	287,438
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.729%, 03/15/2049 (P)	248,765	254,260
CS First Boston Mortgage Securities Corp,
Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	61,977
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3,
4.578%, 06/10/2048	100,000	100,671
Series 2001-2, Class A4,
6.290%, 08/11/2033	550,000	573,893
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	401,838
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	151,566
Series 2005-LDP5, Class A4,
5.180%, 12/15/2044 (P)	835,000	864,395
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	325,000	335,277
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	80,000	82,375
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AM,
5.656%, 05/12/2039 (P)	800,000	693,997
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	431,778

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-2, Class A1
5.773%, 06/12/2046 (P)	$178,141	$180,365
Morgan Stanley Capital I,
Series 2007-T27, Class A4
5.649%, 06/11/2042 (P)	630,000	651,474
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	467,363
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	313,567
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	513,124

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,794,626)		$7,838,920

ASSET BACKED SECURITIES - 0.41%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6 , Class A6
6.620%,	250,000	290,175
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%,	130,000	131,246
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592%,	234,235	236,463

TOTAL ASSET BACKED SECURITIES (Cost $684,518)		$657,884

SUPRANATIONAL OBLIGATIONS - 1.14%
Supranational - 1.14%
African Development Bank
6.875%,	35,000	39,925
Asian Development Bank
5.593%,	250,000	274,432
European Investment Bank
2.375%,	210,000	209,888
European Investment Bank
3.250%,	165,000	169,019
European Investment Bank
4.625%,	155,000	167,850
European Investment Bank
4.625%,	150,000	161,321
European Investment Bank
4.875%,	200,000	216,964
Inter-American Development Bank
7.000%,	60,000	70,895
Inter-American Development Bank
8.500%,	200,000	214,488
International Bank for
Reconstruction & Development
8.625%,	100,000	128,858
International Finance Corp.
3.500%,	65,000	68,523
Nordic Investment Bank
2.375%,	125,000	127,718

		1,849,881

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,828,956)		$1,849,881

386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.02%
Short-Term Securities* - 0.02%
State Street Institutional US Government
Money Market Fund, 0.03489%	$37,501	$37,501

TOTAL SHORT-TERM INVESTMENTS (Cost $37,501)		$37,501

Total Investments (Total Bond Market Trust B)
(Cost $152,591,874) - 98.52%		$160,281,966
Other assets and liabilities, net - 1.48%		2,412,459

TOTAL NET ASSETS - 100.00%		$162,694,425

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 20.45%
Federal Home Loan Bank - 0.03%
Federal Home Loan Bank
1.000%, 12/28/2011	$900,000	899,822
Federal Home Loan Mortgage Corp. - 1.40%
0.197%, 09/19/2011 (P)	26,100,000	26,085,436
1.125%, 06/01/2011 to 12/15/2011	9,700,000	9,746,834
3.241%, 01/01/2029 (P)	255,461	264,605
3.839%, 06/01/2034 (P)	363,171	377,716
5.000%, 03/15/2033 to 03/15/2035	2,121,418	2,171,270
5.500%, TBA (B)	1,000,000	1,056,016
6.000%, TBA (B)	2,000,000	2,137,031
6.000%, 03/01/2016 to 07/01/2038	3,992,587	4,297,907
6.500%, 09/15/2031	842,263	916,801
7.500%, 12/20/2029 to 08/15/2030	1,224,830	1,365,100

		48,418,716
Federal National Mortgage Association - 14.83%
0.366%, 03/25/2034 (P)	41,201	40,886
0.596%, 02/25/2044 (P)	144,956	144,800
0.646%, 11/25/2033 (P)	291,544	289,158
1.671%, 06/01/2043 (P)	1,557,309	1,545,464
1.750%, 05/07/2013	20,600,000	20,549,747
1.871%, 10/01/2040 (P)	254,298	253,993
2.581%, 09/01/2035 (P)	4,179,737	4,316,223
4.159%, 05/01/2036 (P)	3,137,604	3,280,265
4.857%, 09/01/2035 (P)	611,684	637,160
5.000%, 02/25/2035 to 03/25/2035	772,691	747,853
5.030%, 05/01/2035 (P)	564,644	593,987
5.500%, 11/01/2016 to 08/01/2038	86,456,654	91,618,289
6.000%, TBA (B)	37,000,000	39,395,631
6.000%, 03/01/2016 to 01/25/2044	327,933,665	347,981,553
6.500%, 03/01/2036 to 12/25/2042	588,022	633,215

		512,028,224
Government National Mortgage Association - 0.19%
3.750%, 02/20/2032 (P)	454,835	467,012
4.500%, 01/20/2032 (P)	215,247	221,222
5.000%, 12/20/2034 to 03/20/2035	1,415,442	1,363,519
6.000%, TBA (B)	3,000,000	3,203,906
6.375%, 02/20/2024 (P)	164,258	169,600
6.500%, 05/20/2030 (P)	140,974	146,460
6.625%, 09/20/2021 (P)	61,478	63,179
6.875%, 05/20/2023 (P)	398,873	412,724
7.000%, 10/20/2029 to 11/20/2029 (P)	457,187	470,751

		6,518,373

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Small Business Administration - 0.16%
4.504%, 02/10/2014		$291,988	$303,311
4.880%, 11/01/2024		124,693	131,311
5.130%, 09/01/2023		208,114	220,189
5.520%, 06/01/2024		4,267,754	4,536,095
6.344%, 08/10/2011		185,913	194,801
7.449%, 08/10/2010		27,964	28,470

			5,414,177
U.S. Treasury Bonds - 1.75%
4.250%, 05/15/2039		17,800,000	16,492,804
4.375%, 02/15/2038 to 11/15/2039		41,900,000	39,812,956
4.750%, 02/15/2037		4,000,000	4,055,000

			60,360,760
U.S. Treasury Notes - 2.09%
0.875%, 01/31/2012 to 02/29/2012		31,100,000	31,057,175
1.375%, 03/15/2013		11,700,000	11,631,438
3.250%, 03/31/2017		15,800,000	15,780,250
3.625%, 02/15/2020		13,800,000	13,564,972

			72,033,835

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $696,008,461)			$705,673,907

FOREIGN GOVERNMENT
OBLIGATIONS - 2.56%
Brazil - 0.04%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,476,650
Canada - 0.17%
Government of Canada
2.000%, 12/01/2014	CAD	5,500,000	5,225,014
4.500%, 06/01/2015		700,000	741,863

			5,966,877
France - 0.65%
Government of France
2.500%, 01/15/2015	EUR	5,800,000	7,913,521
3.500%, 04/25/2020		1,200,000	1,631,478
Societe Financement de
l’Economie Francaise
0.451%, 07/16/2012 (P)(S)		$2,000,000	2,006,800
2.125%, 05/20/2012	EUR	2,900,000	3,998,107
3.375%, 05/05/2014 (S)		$6,500,000	6,743,945

			22,293,851
Germany - 1.40%
Federal Republic of Germany
3.250%, 01/04/2020	EUR	35,200,000	48,148,118
South Africa - 0.01%
Republic of South Africa
5.875%, 05/30/2022		$500,000	511,250
South Korea - 0.29%
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,048,015

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $88,759,170)			$88,444,761

CORPORATE BONDS - 22.38%
Airlines - 0.00%
American Airlines, Series 2001-2,
Class A-1
6.978%, 04/01/2011		68,259	68,259

387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks - 6.68%
American Express Bank FSB
6.000%, 09/13/2017		$300,000	$321,975
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,694,988
6.000%, 09/13/2017		300,000	321,975
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,297,976
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,187,784
Barclays Bank PLC
5.450%, 09/12/2012		32,500,000	35,034,675
Citibank NA
1.875%, 05/07/2012 to 06/04/2012		4,000,000	4,051,435
Deutsche Bank AG
6.000%, 09/01/2017		6,700,000	7,346,182
Dexia Credit Local
0.928%, 09/23/2011 (P)(S)		5,300,000	5,337,884
Dexia Credit Local - New York
0.652%, 03/05/2013 (P)(S)		25,700,000	25,719,686
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	1,600,000	2,229,656
ING Bank NV
1.090%, 03/30/2012 (P)(S)		$30,400,000	30,394,224
Intesa Sanpaolo/New York
2.375%, 12/21/2012		21,100,000	21,246,793
KeyBank NA
0.785%, 11/21/2011 (P)	EUR	200,000	255,665
2.502%, 06/02/2010 (P)		$5,100,000	5,116,886
Lloyds TSB Bank PLC, (12.000% to
12/16/2024, then 3 month
LIBOR +1175.6 bps)
maturing at 12/31/2049 (S)		14,700,000	16,331,014
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,556,638
RBS Capital Trust I, (4.709% to
07/01/2013, then 3 month
LIBOR +186.50 bps)
maturing at 12/29/2049		2,100,000	1,249,500
Resona Bank, Ltd., (5.850% to
04/15/2016, then 3 month
LIBOR +277 bps)
maturing at 09/29/2049 (S)		700,000	660,747
Royal Bank of Scotland PLC
0.650%, 04/08/2011 (P)(S)		4,600,000	4,607,705
2.625%, 05/11/2012 (S)		5,100,000	5,206,927
3.000%, 12/09/2011 (S)		12,900,000	13,259,007
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)		22,700,000	22,699,841
Suntrust Bank
0.753%, 12/20/2011 (P)	EUR	3,800,000	4,803,480
Swedbank AB
3.625%, 12/02/2011		100,000	139,607
Union Planters Corp.
7.750%, 03/01/2011		$3,000,000	3,047,565
Wachovia Corp.
5.625%, 10/15/2016		300,000	316,154
5.750%, 02/01/2018		7,600,000	8,079,355
Westpac Banking Corp.
0.731%, 07/16/2014 (P)(S)		1,000,000	1,005,549

			230,520,873
Beverages - 0.01%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018		200,000	210,900

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals - 0.06%
Rohm & Haas Company
6.000%, 09/15/2017		$2,100,000	$2,231,107
Coal - 0.04%
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,233,000
Commercial Services - 0.71%
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	24,459,855
Computers - 0.18%
Dell, Inc.
4.700%, 04/15/2013		5,900,000	6,337,709
Diversified Financial Services - 9.59%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,268,044
American Express Company
7.000%, 03/19/2018		1,000,000	1,135,792
American Express Credit Corp.
0.429%, 12/02/2010 (P)		3,700,000	3,698,298
1.647%, 05/27/2010 (P)		700,000	701,313
5.875%, 05/02/2013		2,800,000	3,033,044
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)		8,800,000	9,196,924
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	900,000	962,853
Bank of America Corp.
2.100%, 04/30/2012		$6,300,000	6,416,015
6.000%, 10/15/2036		1,400,000	1,295,431
6.500%, 08/01/2016		15,700,000	16,971,622
Bear Stearns Companies LLC
6.950%, 08/10/2012		4,900,000	5,428,411
Bear Stearns Companies, Inc.
0.460%, 08/15/2011 (P)		600,000	600,179
0.651%, 07/19/2010 (P)		4,900,000	4,905,214
C10 Capital SPV, Ltd., (6.722% to
12/31/2016, then 3 month
LIBOR +471 bps)
maturing at 12/01/2049 (S)		1,500,000	1,065,135
Caelus Re, Ltd.
6.502%, 06/07/2011 (P)(S)		1,400,000	1,391,180
Citigroup Capital XXI, (8.300% to
12/21/2037, then 3 month
LIBOR +417 bps)
maturing at 12/21/2057		13,700,000	13,871,250
Citigroup Funding, Inc.
1.875%, 10/22/2012		4,300,000	4,334,305
2.250%, 12/10/2012		2,100,000	2,134,083
Citigroup, Inc.
0.524%, 06/09/2016 (P)		9,600,000	8,214,250
2.125%, 04/30/2012		2,100,000	2,138,443
5.300%, 10/17/2012		1,600,000	1,680,475
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,459,184
5.625%, 08/27/2012		2,500,000	2,620,658
5.850%, 07/02/2013		1,000,000	1,050,881
6.125%, 08/25/2036		4,200,000	3,665,075
8.500%, 05/22/2019		1,400,000	1,634,060
Countrywide Financial Corp.
1.061%, 11/23/2010 (P)	EUR	5,700,000	7,684,080
5.800%, 06/07/2012		$4,000,000	4,252,008
Credit Agricole SA
0.302%, 05/28/2010 (P)(S)		3,900,000	3,900,176
Ford Motor Credit Company LLC
7.000%, 10/01/2013		500,000	517,368

388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ford Motor Credit Company LLC (continued)
7.250%, 10/25/2011		$100,000	$103,389
7.375%, 02/01/2011		2,700,000	2,767,416
7.875%, 06/15/2010		400,000	403,720
8.000%, 12/15/2016		1,100,000	1,158,985
8.625%, 11/01/2010		300,000	307,281
General Electric Capital Corp.
0.450%, 01/08/2016 (P)		1,600,000	1,466,461
2.000%, 09/28/2012		4,300,000	4,358,536
2.125%, 12/21/2012		2,100,000	2,127,474
2.250%, 03/12/2012		8,000,000	8,170,136
2.625%, 12/28/2012		3,900,000	4,004,941
3.000%, 12/09/2011		4,200,000	4,340,259
5.875%, 01/14/2038		4,200,000	3,993,146
(5.500% to 09/15/2017, then 3 month
EURIBOR +200 bps)maturing
at 09/15/2067 (S)	EUR	12,700,000	14,666,038
General Motors Acceptance Corp.
8.000%, 11/01/2031		$5,100,000	4,849,304
GMAC, Inc.
5.750%, 09/27/2010	EUR	2,300,000	3,106,496
6.000%, 12/15/2011		$600,000	600,072
8.300%, 02/12/2015 (S)		2,600,000	2,730,000
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	2,998,149
International Lease Finance Corp.
4.950%, 02/01/2011		21,100,000	21,115,825
5.300%, 05/01/2012		2,800,000	2,719,559
5.450%, 03/24/2011		1,600,000	1,601,736
JPMorgan Chase & Company
6.000%, 01/15/2018		2,500,000	2,714,255
JPMorgan Chase & Company, Series 1,
(7.900% to 04/30/2018, then 3 month
LIBOR + 347 bps)
maturing at 04/29/2049		1,700,000	1,812,370
JPMorgan Chase Bank NA
6.000%, 10/01/2017		5,400,000	5,757,275
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	656,894
LBG Capital No.1 PLC, (8.500% to
12/17/2021, then 3 month
LIBOR +692.1 bps)
maturing at 12/29/2049 (S)		700,000	605,500
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	700,000	974,788
Lehman Brothers Holdings, Inc.
5.500%, 05/25/2010 (H)		$1,800,000	414,000
5.726%, 07/18/2011 (H)		2,700,000	621,000
6.875%, 05/02/2018 (H)		1,100,000	259,875
Longpoint Re, Ltd.
5.491%, 05/08/2010 (P)(S)		1,700,000	1,698,300
Merrill Lynch & Company, Inc.
0.449%, 07/25/2011 (P)		4,800,000	4,772,563
0.993%, 03/22/2011 (P)	EUR	2,000,000	2,660,979
6.400%, 08/28/2017		$4,300,000	4,531,882
6.875%, 04/25/2018		9,300,000	10,022,322
Morgan Stanley
2.350%, 05/14/2010 (P)		6,200,000	6,213,336
MUFG Capital Finance 5, Ltd., (6.299% to
01/25/2017, then 6 month
GBPLIBOR +206 bps)
maturing at 01/29/2049	GBP	700,000	956,078
Mystic Re, Ltd.
10.252%, 06/07/2011 (P)(S)		$1,100,000	1,120,130

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
SLM Corp.
0.409%, 07/26/2010 (P)		$300,000	$295,938
3.125%, 09/17/2012	EUR	5,600,000	7,147,642
5.125%, 08/27/2012		$5,030,000	4,998,060
5.375%, 05/15/2014		1,300,000	1,231,346
5.400%, 10/25/2011		5,000,000	5,046,910
State Street Capital Trust IV
1.257%, 06/15/2037 (P)		600,000	450,084
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017 (P)	EUR	1,000,000	1,222,329
5.625%, 01/15/2017		$2,900,000	2,971,642
5.950%, 01/18/2018		8,200,000	8,603,014
6.150%, 04/01/2018		3,400,000	3,597,472
6.250%, 09/01/2017		6,600,000	7,097,699
6.375%, 05/02/2018	EUR	300,000	450,117
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		$700,000	728,875
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,300,000	1,559,498
UBS AG
1.352%, 02/23/2012 (P)		4,700,000	4,722,358
5.750%, 04/25/2018		2,400,000	2,458,368
5.875%, 12/20/2017		2,600,000	2,692,724
UBS Preferred Funding Trust V, (6.243%
to 05/15/2016, then 3 month
LIBOR +161.5 bps)
maturing at 05/12/2049		5,400,000	4,860,000
USB Capital IX, (6.189% to 04/15/2011,
then 3 month LIBOR + 102.00 bps)
maturing at 10/29/2049		500,000	427,500
Williams Companies, Inc.
6.375%, 10/01/2010 (S)		3,200,000	3,259,146
ZFS Finance USA Trust IV, (5.875% to
05/09/2012, then 3 month
LIBOR +181.5 bps)
maturing at 05/09/2032 (S)		438,000	411,405

			330,838,348
Electric - 0.17%
Dominion Resources, Inc.
5.700%, 09/17/2012		150,000	162,537
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,008,008
PSEG Power LLC
6.950%, 06/01/2012		100,000	110,322
Virginia Electric & Power Co.
6.350%, 11/30/2037		500,000	540,004

			5,820,871
Food - 0.00%
Kraft Foods, Inc.
6.250%, 06/01/2012		100,000	109,437
Healthcare Services - 0.19%
Roche Holdings, Inc.
7.000%, 03/01/2039 (S)		5,600,000	6,652,150
Insurance - 2.86%
American International Group, Inc.
0.371%, 03/20/2012 (P)		5,200,000	4,944,711
4.950%, 03/20/2012		700,000	714,289
5.050%, 10/01/2015		800,000	742,947
5.375%, 10/18/2011		3,300,000	3,389,423
5.450%, 05/18/2017		100,000	91,994
American International Group, Inc., MTN
5.850%, 01/16/2018		100,000	92,917

389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
American International Group,
Inc., Series 1
0.361%, 10/18/2011 (P)	$300,000	$287,306
ASIF I
0.399%, 07/26/2010 (P)	41,535,000	40,612,715
MetLife, Inc.
6.400%, 12/15/2036	1,300,000	1,163,500
Metropolitan Life Global Funding I
0.290%, 05/17/2010 (P)(S)	7,200,000	7,201,505
0.651%, 07/13/2011 (P)(S)	19,900,000	19,874,647
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)	2,300,000	2,450,261
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	1,200,000	1,171,290
Pricoa Global Funding I
0.349%, 01/30/2012 (P)(S)	3,900,000	3,813,319
0.488%, 09/27/2013 (P)(S)	3,300,000	3,144,841
Principal Life Income Funding Trusts
5.300%, 04/24/2013	2,700,000	2,898,339
5.550%, 04/27/2015	4,300,000	4,550,436
Prudential Financial, Inc.
6.625%, 12/01/2037	900,000	944,056
Residential Reinsurance 2007, Ltd.
10.502%, 06/07/2010 (P)(S)	700,000	707,350

		98,795,846
Iron & Steel - 0.16%
Nucor Corp.
5.750%, 12/01/2017	5,200,000	5,619,193
Media - 0.07%
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	200,000	231,829
Comcast Corp.
5.875%, 02/15/2018	1,000,000	1,068,739
6.450%, 03/15/2037	1,000,000	1,018,366

		2,318,934
Mining - 0.06%
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)	400,000	410,216
Vale Overseas, Ltd.
6.250%, 01/23/2017	700,000	758,933
6.875%, 11/21/2036	700,000	724,185

		1,893,334
Oil & Gas - 0.12%
Gaz Capital for Gazprom
6.212%, 11/22/2016 (S)	700,000	721,000
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	237,630	234,983
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	1,500,000	1,455,750
Shell International Finance BV
5.500%, 03/25/2040	1,900,000	1,862,509

		4,274,242
Pharmaceuticals - 0.09%
AstraZeneca PLC
5.900%, 09/15/2017	1,400,000	1,563,698
6.450%, 09/15/2037	1,400,000	1,557,931

		3,121,629

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines - 0.26%
El Paso Corp.
7.750%, 01/15/2032	$5,475,000	$5,379,790
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	3,200,000	3,510,803

		8,890,593
Savings & Loans - 0.15%
Nationwide Building Society
6.250%, 02/25/2020 (S)	5,000,000	5,098,150
Telecommunications - 0.92%
AT&T Corp.
7.300%, 11/15/2011	1,538,000	1,681,160
AT&T, Inc.
4.950%, 01/15/2013	500,000	537,096
5.500%, 02/01/2018	400,000	424,660
6.300%, 01/15/2038	300,000	304,435
BellSouth Corp.
4.950%, 04/26/2010 (S)	9,400,000	9,421,188
Cellco Partnership / Verizon Wireless
Capital LLC
2.851%, 05/20/2011 (P)	10,700,000	11,011,702
France Telecom SA
7.750%, 03/01/2011	200,000	212,337
Qwest Capital Funding, Inc.
7.250%, 02/15/2011	113,000	116,955
Qwest Corp.
7.625%, 06/15/2015	2,700,000	2,949,750
Telecom Italia Capital SA
0.861%, 07/18/2011 (P)	4,800,000	4,778,966
Verizon Global Funding Corp.
7.250%, 12/01/2010	200,000	208,682

		31,646,931
Tobacco - 0.06%
Philip Morris International, Inc.
5.650%, 05/16/2018	2,000,000	2,153,344

TOTAL CORPORATE BONDS (Cost $748,089,637)		$772,294,705

DEFAULTED BONDS BEYOND MATURITY DATE - 0.16%
Diversified Financial Services - 0.16%
Lehman Brothers Holdings, Inc.
0.00%, 08/21/2009 (H)	3,100,000	713,000
0.00%, 11/16/2009 (H)	8,000,000	1,840,000
4.283%, 10/22/2008 (H)	6,100,000	1,403,000
5.374%, 11/24/2008 (H)	2,300,000	529,000
5.415%, 12/23/2008 (H)	500,000	115,000
5.598%, 04/03/2009 (H)	3,500,000	805,000

		5,405,000

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $23,503,345)		$5,405,000

MUNICIPAL BONDS - 1.98%
Alaska - 0.23%
Northern Tobacco Securitization Corp.
5.000%, 06/01/2046	12,000,000	7,860,960
California - 0.48%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,090,925
California State University
6.484%, 11/01/2041	2,000,000	1,971,840
Los Angeles Unified School District
4.500%, 07/01/2022	6,200,000	6,268,448

390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District (continued)
6.758%, 07/01/2034	$3,300,000	$3,411,078
State of California
5.650%, 04/01/2039	1,200,000	1,247,436
7.500%, 04/01/2034	1,300,000	1,342,731
7.550%, 04/01/2039	1,300,000	1,351,818

		16,684,276
Illinois - 0.45%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,300,000	1,294,969
6.300%, 12/01/2021	200,000	210,884
6.300%, 12/01/2021	400,000	421,768
6.899%, 12/01/2040	3,300,000	3,583,767
6.899%, 12/01/2040	3,400,000	3,643,882
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	2,839,131
State of Illinois
4.071%, 01/01/2014	3,400,000	3,438,862

		15,433,263
Iowa - 0.20%
State of Iowa
6.750%, 06/01/2034	6,400,000	6,624,512
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	400,000	356,716

		6,981,228
Nebraska - 0.02%
Public Power Generation Agency
7.242%, 01/01/2041	500,000	512,770
Nevada - 0.07%
County of Clark
6.820%, 07/01/2045	2,200,000	2,293,500
New Jersey - 0.40%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	13,947,720
New York - 0.03%
New York City Municipal Water
Finance Authority
6.011%, 06/15/2042	1,000,000	1,009,030
North Carolina - 0.09%
North Carolina Turnkpike Authority
6.700%, 01/01/2039	3,000,000	3,114,120
Rhode Island - 0.01%
Tobacco Settlement Financing Corp.
6.250%, 06/01/2042	500,000	458,155
Wisconsin - 0.00%
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021	110,000	113,725
5.100%, 06/01/2022	25,000	25,806

		139,531

TOTAL MUNICIPAL BONDS (Cost $66,369,002)		$68,434,553

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.28%
American Home Mortgage Investment
Trust, Series 2004-4, Class 4A
2.386%, 02/25/2045 (P)	952,388	746,319
Bank of America Funding Corp.
Series 2005-D, Class A1,
3.007%, 05/25/2035 (P)	1,811,413	1,665,126

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bank of America Funding Corp. (continued)
Series 2004-A, Class 1A3,
4.951%, 09/20/2034 (P)	$636,237	$641,103
Bank of America Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031	25,984	25,632
Series 2004-1, Class 5A1,
6.500%, 09/25/2033	169,203	173,222
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-2, Class A1,
2.810%, 03/25/2035 (P)	17,786,504	16,632,873
Series 2002-11, Class 1A2,
3.399%, 02/25/2033 (P)	177,324	150,226
Series 2005-4, Class 2A1,
3.478%, 05/25/2035 (P)	2,758,510	1,963,419
Series 2003-8, Class 2A1,
3.552%, 01/25/2034 (P)	955,911	905,920
Series 2004-9, Class 2A1,
3.630%, 09/25/2034 (P)	124,643	84,799
Series 2004-6, Class 1A1,
3.631%, 09/25/2034 (P)	117,818	88,475
Series 2004-7, Class 1A1,
3.913%, 10/25/2034 (P)	99,804	66,678
Series 2004-3, Class 1A2,
4.106%, 07/25/2034 (P)	82,542	72,941
Series 2004-9, Class 22A1,
4.140%, 11/25/2034 (P)	1,156,187	1,033,961
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.406%, 02/25/2034 (P)	2,082,226	1,565,272
Series 2005-7, Class 22A1,
5.158%, 09/25/2035 (P)	1,647,719	1,218,998
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	2,000,000	2,037,523
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	5,200,000	5,019,741
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	14,987,243	13,393,592
Series 2005-11, Class A2A,
4.700%, 12/25/2035 (P)	665,390	609,428
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	4,100,000	4,010,387
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.446%, 06/25/2037 (P)	14,504,741	7,469,765
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	54,621	55,372
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-HYB9, Class 1A1,
3.388%, 02/20/2035 (P)	4,635,070	3,936,137
Series 2004-22, Class A3,
3.510%, 11/25/2034 (P)	2,688,237	2,278,510
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	705,205	527,277
Series 2003-10, Class A2,
5.750%, 05/25/2033	39,696	39,530
Countrywide Home Loans
Series 2005-3, Class 1A2,
0.536%, 04/25/2035 (P)	422,788	242,342

391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans (continued)
Series 2004-12, Class 11A2,
3.969%, 08/25/2034 (P)	$81,998	$62,481
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)	177,722	169,503
Credit Suisse First Boston Mortgage
Securities Corp.,
Series 2004-AR8, Class 2A1
3.425%, 09/25/2034 (P)	294,671	269,585
Credit Suisse Mortgage
Capital Certificates
Series 2006-C2, Class A3,
5.658%, 03/15/2039 (P)	700,000	687,167
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)	11,200,000	10,036,414
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.616%, 05/25/2040 (P)(S)	1,313,199	909,742
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.380%, 07/15/2019 (P)	3,181,836	3,172,496
Series 3335, Class FT,
0.380%, 08/15/2019 (P)	7,318,200	7,295,476
Series 3149, Class LF,
0.530%, 05/15/2036 (P)	2,054,185	2,022,885
Series T-63, Class 1A1,
1.671%, 02/25/2045 (P)	273,063	263,049
Federal National Mortgage Association
Series 2007-73, Class A1,
0.306%, 07/25/2037 (P)	413,942	396,570
Series 2006-5, Class 3A2,
3.295%, 05/25/2035 (P)	395,578	392,835
Series 2003-21, Class M,
5.000%, 02/25/2017	361,858	372,648
First Nationwide Trust, Series 2001-3,
Class 1A1 ,
6.750%, 08/21/2031	5,760	5,067
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.289%, 11/19/2035 (P)	745,377	607,368
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.326%, 10/25/2046 (P)	1,218,192	1,104,711
Series 2006-AR8, Class 1A1A,
0.326%, 01/25/2047 (P)	1,462,596	1,341,691
Greenwich Capital Commercial Funding
Corp., Series 2005-GG3, Class A4
4.799%, 08/10/2042 (P)	300,000	298,146
Greenwich Capital Commercial Funding
Corp., Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,600,000	1,555,997
GS Mortgage Securities Corp II,
Series 2007-EOP, Class A1
0.318%, 03/06/2020 (P)(S)	4,050,432	3,908,124
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
0.946%, 01/25/2032 (P)	18,223	16,167
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.210%, 11/25/2035 (P)	3,352,104	3,079,538
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.457%, 05/19/2035 (P)	618,717	367,586

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Indymac Arm Trust,
Series 2001-H2, Class A2
2.463%, 01/25/2032 (P)	$7,815	$5,662
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
0.336%, 11/25/2046 (P)	393,388	387,662
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	500,000	481,676
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,173,200
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.296%, 07/25/2036 (P)	353,993	350,414
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.017%, 02/25/2035 (P)	1,332,782	1,319,250
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	507,461	436,097
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class A1
4.990%, 11/15/2030	258,058	258,687
Lehman XS Trust,
Series 2006-16N, Class A1A
0.326%, 11/25/2046 (P)	473,157	471,150
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.526%, 10/25/2034 (P)	86,584	73,061
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.712%, 06/15/2030 (P)	2,209,877	1,859,814
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.456%, 02/25/2036 (P)	1,190,717	858,298
Series 2005-3, Class 5A,
0.496%, 11/25/2035 (P)	987,507	826,018
Series 2005-2, Class 3A,
1.228%, 10/25/2035 (P)	579,202	462,951
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,191,838
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.290%, 10/15/2020 (P)(S)	987,365	908,327
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	393,401
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.805%, 08/12/2045 (P)(S)	1,300,000	1,312,047
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	245,120	242,669
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.646%, 02/25/2019 (P)	61,142	58,024
Series 2004-CL1, Class 1A2,
0.646%, 02/25/2034 (P)	427,558	388,598
Residential Funding Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	88,387	87,642
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	272,518

392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Sovereign Commercial Mortgage
Securities Trust,
Series 2007-C1, Class A2
5.784%, 07/22/2030 (P)(S)	$694,792	$714,556
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-8, Class 3A
2.839%, 07/25/2034 (P)	211,190	174,623
Structured Asset Mortgage
Investments, Inc.
Series 2005-AR2, Class 2A1,
0.476%, 05/25/2045 (P)	55,161	34,881
Series 2005-AR5, Class A3,
0.487%, 07/19/2035 (P)	2,425,909	2,247,765
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.557%, 01/25/2032 (P)	28,718	27,717
Series 2002-1A, Class 4A,
2.920%, 02/25/2032 (P)	26,904	20,985
Series 2006-11, Class A1,
3.183%, 10/25/2035 (P)(S)	1,471,009	1,239,546
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.356%, 11/25/2046 (P)	1,764,511	1,721,158
Series 2006-5, Class A1,
0.366%, 10/25/2046 (P)	4,633,602	4,520,518
Wachovia Bank Commercial
Mortgage Trust
Series 2007-WHL8, Class A1,
0.310%, 06/15/2020 (P)(S)	4,570,447	4,032,963
Series 2006-WL7A, Class A1,
0.320%, 09/15/2021 (P)(S)	7,557,993	6,741,574
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.476%, 04/25/2045 (P)	62,191	49,613
Series 2005-AR13, Class A1A1,
0.536%, 10/25/2045 (P)	597,772	460,701
Series 2005-AR2, Class 2A1A,
0.556%, 01/25/2045 (P)	37,196	28,730
Series 2002-AR17, Class 1A,
1.663%, 11/25/2042 (P)	283,792	208,217
Series 2002-AR2, Class A,
3.078%, 02/27/2034 (P)	113,592	107,632
Washington Mutual Mortgage
Securities Corp.
Series 2002-AR9, Class 1A,
2.741%, 08/25/2042 (P)	948,690	674,916
Series 2003-AR1, Class 2A,
3.667%, 02/25/2033 (P)	309,511	247,659
Washington Mutual, Inc.,
Series 2002-AR6, Class A
1.871%, 06/25/2042 (P)	11,977	9,317
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1,
4.932%, 01/25/2035 (P)	2,957,380	2,878,379
Series 2006-AR2, Class 2A1,
4.950%, 03/25/2036 (P)	3,090,235	2,720,168

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $164,661,995)		$147,670,436

ASSET BACKED SECURITIES - 0.89%
Bear Stearns Asset Backed Securities
Trust, Series 2007-HE5, Class 1A1
0.336%, 06/25/2047 (P)	917,274	876,655

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-25, Class 2A1,
0.316%, 06/25/2047 (P)	$738,748	$704,728
Series 2006-15, Class A1,
0.356%, 10/25/2046 (P)	343,979	336,654
Daimler Chrysler Auto Trust
Series 2008-B, Class A2B,
1.158%, 07/08/2011 (P)	751,678	752,173
Series 2008-B, Class A3B,
1.708%, 09/10/2012 (P)	2,100,000	2,115,691
HFC Home Equity Loan Asset Backed
Certificates, Series 2007-2, Class A1V
0.330%, 07/20/2036 (P)	591,767	581,270
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.296%, 12/25/2036 (P)	348,514	269,252
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.326%, 05/25/2037 (P)	934,951	891,845
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.559%, 10/25/2034 (P)	1,882,825	1,819,813
SBI Heloc Trust,
Series 2006-1A, Class 1A2A
0.416%, 08/25/2036 (P)(S)	274,143	262,897
SLM Student Loan Trust,
Series 2008-9, Class A
1.749%, 04/25/2023 (P)	19,220,468	19,876,549
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.326%, 06/25/2037 (P)	1,952,459	1,646,016
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.296%, 10/25/2036 (P)	580,280	574,809

TOTAL ASSET BACKED SECURITIES (Cost $30,569,475)		$30,708,352

TERM LOANS (M) - 0.11%
Diversified Financial Services - 0.11%
Chrysler Finance Company
4.230%, 08/03/2012	3,987,500	3,971,052

TOTAL TERM LOANS (Cost $3,893,631)		$3,971,052

SUPRANATIONAL OBLIGATIONS - 0.20%
Government - 0.20%
Export-Import Bank of China
4.875%, 07/21/2015 (S)	500,000	530,194
Export-Import Bank of Korea
4.125%, 09/09/2015	6,400,000	6,419,904

		6,950,098

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,862,562)		$6,950,098

PREFERRED STOCKS - 2.51%
Financials - 2.51%
DG Funding Trust (N)	981	7,835,760
Wells Fargo & Company,
Series K 7.980%	75,400,000	78,793,000

		86,628,760

TOTAL PREFERRED STOCKS (Cost $85,736,921)		$86,628,760

393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 49.44%
Repurchase Agreement - 14.80%
Bank of America Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.12%
to be repurchased at $81,300,271 on
04/01/2010, collateralized by
U.S. Treasury Notes, 1.000% due
07/31/2011 (valued at $83,076,450,
including interest)	$81,300,000	$81,300,000
Barclays Tri-Party Repurchase Agreement
dated 03/31/2010 at 0.03% to be
repurchased at $16,000,093 on
04/07/2010, collateralized by
U.S. Treasury Notes, 2.625% due
07/15/2017 (valued at $16,376,212,
including interest)	16,000,000	16,000,000
Barclays Tri-Party Repurchase Agreement
dated 03/31/2010 at 0.14% to be
repurchased at $44,000,171 on
04/01/2010, collateralized by
U.S. Treasury Bonds, 2.375% due
01/15/2025 (valued at $22,572,364,
including interest) and
$22,176,000 Federal National Mortgage
Association, 3.300% due 01/27/2015
(valued at $22,555,579,
including interest)	44,000,000	44,000,000
BNP Paribas Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.14%
to be repurchased at $22,000,602 on
04/07/2010, collateralized by
U.S. Treasury Notes, 1.000% due
12/31/2011 (valued at $22,452,010,
including interest)	22,000,000	22,000,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.14%
to be repurchased at $30,200,117 on
04/01/2010, collateralized by Federal
National Mortgage Association Discount
Notes, 0.000% due 12/30/2010 (valued
at $30,809,491, including interest)	30,200,000	30,200,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.03%
to be repurchased at $262,700,219 on
04/01/2010, collateralized by
U.S. Treasury Notes, 3.625% due
08/15/2019 (valued at $268,857,282,
including interest)	262,700,000	262,700,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.12%
to be repurchased at $30,200,101 on
04/01/2010, collateralized by Federal
Home Loan Bank, 5.050% due
02/26/2024 (valued at $30,908,924,
including interest)	30,200,000	30,200,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.14%
to be repurchased at $22,000,516 on
04/06/2010, collateralized by
U.S. Treasury Notes, 1.125% due
06/30/2011 (valued at $22,448,289,
including interest)	22,000,000	22,000,000

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 03/31/2010 at 0.00% to be
repurchased at $2,282,000 on
04/01/2010, collateralized by
$2,315,000 Federal Home Loan
Mortgage Corp., 3.000% due
01/21/2014 (valued at $2,332,363,
including interest).	$2,282,000	$2,282,000

		510,682,000
Short-Term Securities* - 34.64%
Federal Home Loan Bank Discount Notes
0.124%, 04/05/2010	69,300,000	69,298,884
Federal Home Loan Mortgage Corp.
Discount Notes
0.200%, 07/08/2010	34,700,000	34,681,108
0.210%, 07/23/2010	100,000,000	99,935,653
0.240%, 08/11/2010	24,000,000	23,978,880
0.240%, 08/17/2010	34,700,000	34,668,076
Federal National Mortgage Association
Discount Notes
0.220%, 08/09/2010	42,000,000	41,966,633
U.S. Treasury Bills
0.010%, 04/01/2010	247,196,000	247,196,000
0.140%, 05/13/2010	59,900,000	59,889,477
0.140%, 06/24/2010 (F)	69,100,000	69,074,203
0.150%, 04/15/2010	115,000,000	114,995,366
0.150%, 04/22/2010	55,000,000	54,996,471
0.160%, 04/19/2010	197,000,000	196,985,225
0.170%, 08/05/2010 (F)	34,600,000	34,577,596
0.200%, 08/26/2010 (F)	103,857,000	103,765,830
0.200%, 09/02/2010 (F)	9,772,000	9,764,052

		1,195,773,454

TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,455,454)		$1,706,455,454

Total Investments (Total Return Trust)
(Cost $3,620,909,653) - 104.96%		$3,622,637,078
Other assets and liabilities, net - (4.96%)		(171,156,184)

TOTAL NET ASSETS - 100.00%		$3,451,480,894

SCHEDULE OF SECURITIES SOLD SHORT
	Principal
	Amount	Value

Federal National Mortgage Association - (0.12)%
5.500%, TBA (B)	$(4,000,000)	$(4,275,625)

TOTAL SECURITIES SOLD SHORT (Cost $(4,271,250))		$(4,275,625)

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.45%
Consumer Discretionary - 11.21%
Auto Components - 0.35%
American Axle & Manufacturing
Holdings, Inc. (I)	1,576	$15,675
Amerigon, Inc. (I)	785	7,936

394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
ArvinMeritor, Inc. (I)	2,097	$27,995
BorgWarner, Inc. (I)	3,142	119,962
Cooper Tire & Rubber Company	1,660	31,573
Dana Holding Corp. (I)	3,108	36,923
Dorman Products, Inc. (I)	527	10,008
Drew Industries, Inc. (I)	629	13,851
Exide Technologies (I)	2,135	12,276
Federal Mogul Corp. (I)	2,788	51,188
Fuel Systems Solutions, Inc. (I)(L)	447	14,286
Gentex Corp.	3,734	72,514
Hawk Corp. (I)	341	6,650
Icahn Enterprises LP	1,946	92,435
Johnson Controls, Inc.	16,245	535,923
Modine Manufacturing Company (I)	1,044	11,735
Raser Technologies, Inc. (I)(L)	1,866	1,866
Spartan Motors, Inc.	933	5,225
Standard Motor Products, Inc.	572	5,674
Stoneridge, Inc. (I)	1,049	10,375
Superior Industries International, Inc.	760	12,221
Tenneco, Inc. (I)	1,332	31,502
The Goodyear Tire & Rubber Company (I)	6,521	82,425
TRW Automotive Holdings Corp. (I)	3,131	89,484

		1,299,702
Automobiles - 0.35%
Ford Motor Company (I)(L)	83,852	1,054,020
Harley-Davidson, Inc. (L)	6,257	175,634
Thor Industries, Inc.	1,504	45,436
Winnebago Industries, Inc. (I)	939	13,719

		1,288,809
Distributors - 0.07%
Audiovox Corp., Class A (I)	834	6,489
Core-Mark Holding Company, Inc. (I)	358	10,958
Genuine Parts Company	4,173	176,268
LKQ Corp. (I)	3,802	77,181

		270,896
Diversified Consumer Services - 0.41%
American Public Education, Inc. (I)	485	22,601
Apollo Group, Inc., Class A (I)	4,247	260,299
Bridgepoint Education, Inc. (I)(L)	1,463	35,961
Brink’s Home Security Holdings, Inc. (I)	1,171	49,826
Capella Education Company (I)	423	39,271
Career Education Corp. (I)(L)	2,227	70,462
Coinstar, Inc. (I)	784	25,480
Corinthian Colleges, Inc. (I)(L)	2,297	40,404
DeVry, Inc.	1,854	120,881
Education Management Corp. (I)	2,729	59,765
Grand Canyon Education, Inc. (I)(L)	1,227	32,074
H & R Block, Inc.	8,864	157,779
Hillenbrand, Inc.	1,728	37,999
ITT Educational Services, Inc. (I)(L)	989	111,243
Jackson Hewitt Tax Service, Inc. (I)(L)	906	1,812
K12, Inc. (I)	824	18,301
Learning Tree International, Inc. (I)	517	7,274
Lincoln Educational Services Corp. (I)	724	18,317
Mac-Gray Corp.	473	5,340
Matthews International Corp., Class A	822	29,181
Nobel Learning Communities, Inc. (I)	372	2,916
Pre-Paid Legal Services, Inc. (I)(L)	284	10,749
Princeton Review, Inc. (I)	1,213	4,233
Regis Corp.	1,523	28,450
Service Corp. International	6,902	63,360
Sotheby’s	1,818	56,522
Steiner Leisure, Ltd. (I)	409	18,127

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Stewart Enterprises, Inc., Class A	2,683	$16,769
Stonemor Partners LP	452	8,710
Strayer Education, Inc. (L)	361	87,911
Universal Technical Institute, Inc. (I)	723	16,499
Weight Watchers International, Inc.	2,050	52,337

		1,510,853
Hotels, Restaurants & Leisure - 1.90%
AFC Enterprises, Inc. (I)	941	10,097
Ambassadors Group, Inc.	649	7,171
Ameristar Casinos, Inc.	1,584	28,860
Bally Technologies, Inc. (I)	1,448	58,702
BJ’s Restaurants, Inc. (I)(L)	742	17,289
Bob Evans Farms, Inc.	829	25,624
Boyd Gaming Corp. (I)(L)	2,458	24,285
Brinker International, Inc.	2,782	53,637
Buffalo Wild Wings, Inc. (I)	486	23,381
Burger King Holdings, Inc.	3,550	75,473
California Pizza Kitchen, Inc. (I)	687	11,535
Caribou Coffee Co., Inc. (I)(L)	607	4,018
Carnival Corp.	16,648	647,274
Carrols Restaurant Group, Inc. (I)	696	4,733
CEC Entertainment, Inc. (I)	641	24,416
Cedar Fair LP	1,661	19,832
Chipotle Mexican Grill, Inc., Class A (I)	843	94,981
Choice Hotels International, Inc.	1,572	54,721
Churchill Downs, Inc.	397	14,888
CKE Restaurants, Inc.	1,565	17,325
Cracker Barrel Old Country Store, Inc.	597	27,689
Darden Restaurants, Inc.	3,658	162,927
Denny’s Corp. (I)	3,079	11,823
DineEquity, Inc. (I)	538	21,267
Domino’s Pizza, Inc. (I)	1,679	22,902
Dover Downs Gaming & Entertainment, Inc.	1,084	4,293
Einstein Noah Restaurant Group, Inc. (I)	528	6,415
Empire Resorts, Inc. (I)	1,227	2,233
Frischs Restaurants, Inc.	223	4,928
Gaylord Entertainment Company (I)	1,164	34,094
Great Wolf Resorts, Inc. (I)	1,360	4,325
Hyatt Hotels Corp., Class A (I)(L)	4,600	179,216
International Game Technology	7,901	145,773
International Speedway Corp., Class A	1,308	33,707
Interval Leisure Group, Inc. (I)	1,530	22,277
Isle of Capri Casinos, Inc. (I)	967	7,523
Jack in the Box, Inc. (I)	1,490	35,090
Krispy Kreme Doughnuts, Inc. (I)	2,345	9,427
Landry’s Restaurants, Inc. (I)	577	10,340
Las Vegas Sands Corp. (I)	17,590	372,029
Life Time Fitness, Inc. (I)(L)	1,114	31,303
Luby’s, Inc. (I)	908	3,578
Marcus Corp.	908	11,795
Marriott International, Inc., Class A (L)	9,387	295,878
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	594	5,982
McDonald’s Corp.	28,339	1,890,778
MGM Mirage (I)(L)	11,826	141,912
Monarch Casino & Resort, Inc. (I)	603	5,150
Morgans Hotel Group Company (I)	1,110	7,115
Multimedia Games, Inc. (I)	1,173	4,575
O’Charley’s, Inc. (I)	864	7,724
Orient Express Hotels, Ltd., Class A (I)	2,148	30,459
P.F. Chang’s China Bistro, Inc. (I)	675	29,788
Panera Bread Company (I)	813	62,186
Papa John’s International, Inc. (I)	794	20,414
Peet’s Coffee & Tea, Inc. (I)(L)	412	16,336

395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc. (I)	2,066	$57,435
Pinnacle Entertainment, Inc. (I)	1,680	16,363
Red Lion Hotels Corp. (I)	788	5,689
Red Robin Gourmet Burgers, Inc. (I)	453	11,071
Royal Caribbean Cruises, Ltd. (I)(L)	5,708	188,307
Ruby Tuesday, Inc. (I)	1,518	16,045
Scientific Games Corp. (I)	2,537	35,721
Shuffle Master, Inc. (I)	1,636	13,399
Sonic Corp. (I)	1,782	19,691
Speedway Motorsports, Inc.	1,225	19,122
Starbucks Corp.	19,573	475,037
Starwood Hotels & Resorts
Worldwide, Inc. (L)	4,968	231,708
Texas Roadhouse, Inc., Class A (I)	1,972	27,391
The Cheesecake Factory, Inc. (I)	1,612	43,621
The Steak N Shake Company (I)(L)	42	16,013
Vail Resorts, Inc. (I)	987	39,569
Wendy’s/Arby’s Group, Inc., Class A	12,765	63,825
WMS Industries, Inc. (I)	1,380	57,877
Wyndham Worldwide Corp.	4,763	122,552
Wynn Resorts, Ltd.	3,277	248,495
Yum! Brands, Inc.	12,334	472,762

		7,083,186
Household Durables - 0.58%
American Greetings Corp., Class A	1,063	22,153
Beazer Homes USA, Inc. (I)	1,301	5,907
Blyth, Inc.	267	8,344
Brookfield Homes Corp. (I)	957	8,364
Cavco Industries, Inc. (I)	220	7,511
CSS Industries, Inc.	321	6,452
D.R. Horton, Inc.	8,472	106,747
Ethan Allen Interiors, Inc.	843	17,391
Fortune Brands, Inc.	4,247	206,022
Furniture Brands International, Inc. (I)	1,706	10,970
Garmin, Ltd. (L)	5,336	205,329
Harman International Industries, Inc. (I)	1,867	87,338
Helen of Troy, Ltd. (I)	821	21,395
Hooker Furniture Corp.	426	6,850
Hovnanian Enterprises, Inc., Class A (I)(L)	2,447	10,644
iRobot Corp. (I)	818	12,401
Jarden Corp.	2,337	77,799
KB Home	2,480	41,540
Kid Brands, Inc. (I)	879	7,603
La-Z-Boy, Inc. (I)	1,430	17,932
Leggett & Platt, Inc.	4,117	89,092
Lennar Corp., Class A	4,363	75,087
M/I Homes, Inc. (I)	494	7,237
MDC Holdings, Inc.	1,271	43,989
Meritage Homes Corp. (I)	854	17,934
Mohawk Industries, Inc. (I)	1,832	99,624
National Presto Industries, Inc.	180	21,404
Newell Rubbermaid, Inc.	7,386	112,267
NVR, Inc. (I)	152	110,428
Pulte Group, Inc. (I)	10,306	115,943
Ryland Group, Inc.	1,194	26,793
Sealy Corp. (I)	2,735	9,573
Skyline Corp.	279	5,189
Standard Pacific Corp. (I)	2,911	13,158
Stanley Black & Decker, Inc.	2,183	125,326
Stanley Furniture Company, Inc. (I)	419	4,257
Tempur-Pedic International, Inc. (I)	1,977	59,626
Toll Brothers, Inc. (I)	4,338	90,230
Tupperware Brands Corp.	1,664	80,238
Universal Electronics, Inc. (I)	417	9,316

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Whirlpool Corp.	1,953	$170,399

		2,175,802
Internet & Catalog Retail - 0.68%
1-800-Flowers.com, Inc., Class A (I)	2,074	5,206
Amazon.com, Inc. (I)	11,469	1,556,687
Blue Nile, Inc. (I)	391	21,513
drugstore.com, Inc. (I)	3,397	12,127
Expedia, Inc.	7,655	191,069
Gaiam, Inc., Class A	868	7,204
HSN, Inc. (I)	1,538	45,279
Liberty Media Corp. - Interactive A (I)	14,905	228,196
Netflix, Inc. (I)(L)	1,513	111,569
NutriSystem, Inc. (L)	796	14,177
Orbitz Worldwide, Inc. (I)	2,470	17,562
Overstock.com, Inc. (I)	678	11,018
PetMed Express, Inc. (L)	647	14,344
Priceline.com, Inc. (I)(L)	1,117	284,835
Shutterfly, Inc. (I)	738	17,778
US Auto Parts Network, Inc. (I)	1,210	9,099

		2,547,663
Internet Software & Services - 0.00%
Stamps.com, Inc. (I)	581	5,868
Leisure Equipment & Products - 0.16%
Arctic Cat, Inc. (I)	718	7,790
Brunswick Corp.	2,520	40,244
Callaway Golf Company	1,865	16,449
Eastman Kodak Company (I)	7,584	43,911
Hasbro, Inc.	3,666	140,334
Jakks Pacific, Inc. (I)	799	10,427
Johnson Outdoors, Inc. (I)	529	6,004
Leapfrog Enterprises, Inc. (I)	2,247	14,718
Marine Products Corp. (I)	1,143	6,858
Mattel, Inc.	9,487	215,734
Polaris Industries, Inc. (L)	883	45,174
Pool Corp. (L)	1,349	30,541
RC2 Corp. (I)	636	9,521
Smith & Wesson Holding Corp. (I)(L)	1,683	6,362
Sport Supply Group, Inc.	568	7,634
Steinway Musical Instruments, Inc. (I)	327	6,157
Sturm Ruger & Company, Inc.	542	6,499

		614,357
Media - 2.82%
Alloy, Inc. (I)	659	5,404
Arbitron, Inc. (L)	789	21,035
Ascent Media Corp., Class A (I)	162	4,415
Belo Corp., Class A	2,730	18,619
Cablevision Systems Corp., Class A	8,007	193,289
Carmike Cinemas, Inc. (I)	435	6,033
CBS Corp., Class B	18,247	254,363
Cinemark Holdings, Inc.	2,987	54,782
CKX, Inc. (I)	2,791	17,109
Clear Channel Outdoor Holdings, Inc. (I)	9,831	104,307
Comcast Corp., Class A	76,290	1,435,778
Crown Media Holdings, Inc. (I)(L)	3,574	6,862
DIRECTV, Class A (I)	23,903	808,160
DISH Network Corp.	11,833	246,363
Dolan Media Company (I)	857	9,316
Dreamworks Animation SKG, Inc. (I)	2,332	91,857
Entercom Communications Corp. (I)	1,127	13,400
Entravision Communications Corp. (I)	3,353	9,254
EW Scripps Company (I)	1,307	11,044
Fisher Communications, Inc. (I)	347	4,893

396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc.	6,326	$104,506
Global Traffic Network, Inc. (I)	828	4,455
Harte-Hanks, Inc.	1,749	22,492
Interactive Data Corp.	2,378	76,096
John Wiley & Sons, Inc.	1,501	64,963
Journal Communications, Inc. (I)	1,765	7,413
Knology, Inc. (I)	1,122	15,080
Lamar Advertising Company (I)	2,454	84,295
Liberty Global, Inc., Class A (I)	7,040	205,286
Liberty Media Corp., Series A (I)	2,356	85,688
LIN TV Corp. (I)	1,823	10,482
Live Nation Entertainment, Inc. (I)	4,749	68,861
LodgeNet Interactive Corp. (I)	781	5,444
Madison Square Garden, Inc. (I)	2,001	43,482
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	1,185	6,612
McClatchy Company, Class A (I)(L)	2,491	12,231
Media General, Inc., Class A (I)	760	6,300
Mediacom Communications Corp., Class A (I)	2,003	11,918
Meredith Corp.	1,187	40,845
Morningstar, Inc. (I)	1,262	60,690
National CineMedia, Inc.	1,216	20,988
News Corp., Class A	68,695	989,895
Omnicom Group, Inc.	8,202	318,320
Outdoor Channel Holdings, Inc. (I)	836	5,509
Playboy Enterprises, Inc., Class B (I)	1,549	5,669
PRIMEDIA, Inc.	1,484	5,105
RCN Corp. (I)	1,208	18,217
Reading International, Inc. (I)	1,170	4,996
Regal Entertainment Group	4,204	73,864
Rentrak Corp. (I)	468	10,085
Scholastic Corp.	978	27,384
Scripps Networks Interactive, Inc., Class A	4,374	193,987
Sinclair Broadcast Group, Inc., Class A (I)	2,651	13,467
The Interpublic Group of Companies, Inc. (I)	13,031	108,418
The McGraw-Hill Companies, Inc.	8,347	297,571
The New York Times Company (I)	3,983	44,331
The Walt Disney Company	49,183	1,716,979
The Washington Post Company, Class B	246	109,268
Time Warner Cable, Inc.	9,380	500,048
Time Warner, Inc.	30,826	963,929
Valassis Communications, Inc. (I)	1,325	36,875
Value Line, Inc.	304	7,019
Viacom, Inc., Class B (I)	16,124	554,343
Virgin Media, Inc. (L)	8,800	151,888
Warner Music Group Corp. (I)	4,313	29,803
World Wrestling Entertainment,
Inc., Class A (L)	2,123	36,728

		10,498,108
Multiline Retail - 0.87%
99 Cents Only Stores (I)	1,914	31,198
Big Lots, Inc. (I)(L)	2,193	79,869
Dillard’s, Inc., Class A (L)	2,006	47,342
Dollar General Corp. (I)	8,900	224,725
Dollar Tree, Inc. (I)	2,331	138,042
Family Dollar Stores, Inc.	3,628	132,821
Fred’s, Inc., Class A	1,116	13,370
J.C. Penney Company, Inc.	6,234	200,548
Kohl’s Corp. (I)	8,074	442,294
Macy’s, Inc.	11,211	244,063
Nordstrom, Inc. (L)	5,738	234,397
Retail Ventures, Inc. (I)	1,498	14,246
Saks, Inc. (I)(L)	4,077	35,062
Sears Holdings Corp. (I)(L)	3,154	341,988

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Target Corp.	19,935	$1,048,581
The Bon-Ton Stores, Inc. (I)	698	9,311
Tuesday Morning Corp. (I)	1,642	10,821

		3,248,678
Specialty Retail - 2.32%
Aaron, Inc., Class B (L)	1,447	48,243
Abercrombie & Fitch Company, Class A	2,339	106,752
Advance Auto Parts, Inc.	2,503	104,926
Aeropostale, Inc. (I)	2,649	76,371
American Eagle Outfitters, Inc.	5,473	101,360
Americas Car-Mart, Inc. (I)	357	8,611
AnnTaylor Stores Corp. (I)	1,613	33,389
Asbury Automotive Group, Inc. (I)	954	12,688
AutoNation, Inc. (I)(L)	4,744	85,772
AutoZone, Inc. (I)	1,293	223,805
Barnes & Noble, Inc. (L)	1,504	32,516
Bebe Stores, Inc.	2,501	22,259
Bed Bath & Beyond, Inc. (I)	6,916	302,644
Best Buy Company, Inc.	11,045	469,854
Big 5 Sporting Goods Corp.	653	9,939
Blockbuster, Inc. (I)(L)	6,329	1,598
Books-A-Million, Inc.	615	4,453
Borders Group, Inc. (I)(L)	2,331	4,009
Brown Shoe Company, Inc.	1,254	19,412
Cabela’s, Inc. (I)(L)	1,870	32,706
CarMax, Inc. (I)	5,851	146,977
Casual Male Retail Group, Inc. (I)	1,509	5,817
Cato Corp., Class A	818	17,538
Charming Shoppes, Inc. (I)	3,230	17,636
Chico’s FAS, Inc.	4,691	67,644
Christopher & Banks Corp.	1,110	8,880
Citi Trends, Inc. (I)	394	12,781
Coldwater Creek, Inc. (I)	2,655	18,426
Collective Brands, Inc. (I)	1,718	39,067
Conn’s, Inc. (I)(L)	634	4,964
Destination Maternity Corp. (I)	197	5,055
Dick’s Sporting Goods, Inc. (I)	2,995	78,199
DSW, Inc., Class A (I)	1,218	31,096
Foot Locker, Inc.	4,242	63,800
GameStop Corp., Class A (I)(L)	4,373	95,812
Genesco, Inc. (I)	526	16,311
Group 1 Automotive, Inc. (I)	657	20,932
Guess?, Inc.	2,430	114,161
Gymboree Corp. (I)	773	39,910
Haverty Furniture Companies, Inc.	696	11,359
hhgregg, Inc. (I)	1,021	25,770
Hibbett Sports, Inc. (I)	783	20,029
Home Depot, Inc.	45,260	1,464,161
Hot Topic, Inc.	1,207	7,846
J. Crew Group, Inc. (I)	1,685	77,342
Jo-Ann Stores, Inc. (I)	711	29,848
Jos. A. Bank Clothiers, Inc. (I)	478	26,123
Kirklands, Inc. (I)	591	12,411
Limited Brands, Inc.	8,517	209,689
Lithia Motors, Inc., Class A (I)	616	3,942
Lowe’s Companies, Inc.	39,247	951,347
Lumber Liquidators Holdings, Inc. (I)	736	19,629
MarineMax, Inc. (I)	624	6,714
Midas, Inc. (I)	483	5,448
Monro Muffler Brake, Inc.	527	18,846
New York & Company, Inc. (I)	1,749	8,378
O’Reilly Automotive, Inc. (I)	3,592	149,822
Office Depot, Inc. (I)	7,542	60,185
OfficeMax, Inc. (I)	2,149	35,287

397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Pacific Sunwear of California, Inc. (I)	1,943	$10,317
Penske Auto Group, Inc. (I)	2,459	35,459
PetSmart, Inc.	3,297	105,372
Pier 1 Imports, Inc. (I)	2,797	17,817
RadioShack Corp.	3,329	75,335
Rent-A-Center, Inc. (I)	1,711	40,465
Ross Stores, Inc.	3,273	175,007
Sally Beauty Holdings, Inc. (I)	4,836	43,137
Select Comfort Corp. (I)	1,361	10,847
Shoe Carnival, Inc. (I)	412	9,418
Signet Jewelers, Ltd. (I)	2,249	72,733
Sonic Automotive, Inc. (I)	852	9,372
Stage Stores, Inc.	1,084	16,683
Staples, Inc.	19,139	447,661
Stein Mart, Inc. (I)	1,168	10,547
Syms Corp. (I)	523	5,209
Systemax, Inc.	1,024	22,262
Talbots, Inc. (I)(L)	1,620	20,995
The Buckle, Inc. (L)	1,222	44,921
The Children’s Place Retail Stores, Inc. (I)(L)	743	33,101
The Dress Barn, Inc. (I)	1,964	51,378
The Finish Line, Inc. (L)	1,530	24,970
The Gap, Inc.	18,466	426,749
The Men’s Wearhouse, Inc.	1,375	32,918
The PEP Boys - Manny, Moe & Jack	1,510	15,176
The Sherwin-Williams Company	3,063	207,304
The Wet Seal, Inc., Class A (I)	2,725	12,971
Tiffany & Company	3,288	156,147
TJX Companies, Inc.	11,207	476,522
Tractor Supply Company	947	54,973
TravelCenters of America LLC (I)	742	2,619
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	1,573	35,581
Urban Outfitters, Inc. (I)	4,456	169,462
West Marine, Inc. (I)	865	9,385
Williams-Sonoma, Inc. (L)	2,825	74,269
Winmark Corp. (I)	246	5,648
Zale Corp. (I)	1,041	2,852
Zumiez, Inc. (I)	860	17,621

		8,633,692
Textiles, Apparel & Luxury Goods - 0.70%
American Apparel, Inc. (I)	2,036	6,169
Carter’s, Inc. (I)	1,542	46,491
Cherokee, Inc.	317	5,706
Coach, Inc.	8,423	332,877
Columbia Sportswear Company	902	47,382
Crocs, Inc. (I)	2,425	21,267
Deckers Outdoor Corp. (I)	359	49,542
Fossil, Inc. (I)	1,764	66,573
G-III Apparel Group, Ltd. (I)	515	14,193
Hanesbrands, Inc. (I)	2,519	70,079
Iconix Brand Group, Inc. (I)	1,947	29,906
Jones Apparel Group, Inc.	2,317	44,069
K-Swiss, Inc., Class A (I)	1,064	11,129
Kenneth Cole Productions, Inc., Class A (I)	623	7,981
Liz Claiborne, Inc. (I)(L)	2,790	20,730
Maidenform Brands, Inc. (I)	754	16,475
Movado Group, Inc. (I)(L)	758	8,550
NIKE, Inc., Class B	12,736	936,096
Oxford Industries, Inc.	535	10,877
Perry Ellis International, Inc. (I)	504	11,416
Phillips-Van Heusen Corp.	1,358	77,895
Polo Ralph Lauren Corp. (L)	2,617	222,550
Quiksilver, Inc. (I)	4,161	19,682
Skechers U.S.A., Inc., Class A (I)	1,251	45,436

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Steven Madden, Ltd. (I)	481	$23,473
The Timberland Company, Class A (I)	1,555	33,184
The Warnaco Group, Inc. (I)	1,216	58,015
True Religion Apparel, Inc. (I)	701	21,282
Under Armour, Inc., Class A (I)(L)	1,367	40,203
Unifi, Inc. (I)	2,277	8,288
Unifirst Corp.	500	25,750
VF Corp.	2,923	234,278
Volcom, Inc. (I)	719	14,035
Weyco Group, Inc.	346	8,138
Wolverine World Wide, Inc.	1,308	38,141

		2,627,858

		41,805,472
Consumer Staples - 9.96%
Beverages - 2.00%
Boston Beer Company, Inc. (I)	429	22,420
Brown Forman Corp.	3,977	236,433
Central European Distribution Corp. (I)	1,544	54,055
Coca-Cola Bottling Company Consolidated	267	15,662
Coca-Cola Enterprises, Inc.	12,935	357,782
Constellation Brands, Inc., Class A (I)	5,928	97,456
Dr. Pepper Snapple Group, Inc.	6,750	237,398
Hansen Natural Corp. (I)	2,395	103,895
Molson Coors Brewing Company	4,181	175,853
National Beverage Corp.	1,298	14,434
PepsiCo, Inc.	42,256	2,795,657
The Coca-Cola Company	60,929	3,351,095

		7,462,140
Food & Staples Retailing - 2.78%
Arden Group, Inc.	92	9,778
BJ’s Wholesale Club, Inc. (I)	1,461	54,042
Casey’s General Stores, Inc.	1,295	40,663
Costco Wholesale Corp.	11,485	685,769
CVS Caremark Corp.	37,095	1,356,193
Diedrich Coffee, Inc. (I)	152	5,290
Ingles Markets, Inc.	723	10,867
Nash Finch Company	373	12,551
Pricesmart, Inc.	843	19,600
Rite Aid Corp. (I)	24,783	37,175
Ruddick Corp.	1,259	39,835
Safeway, Inc.	11,202	278,482
Spartan Stores, Inc.	646	9,315
SUPERVALU, Inc.	5,719	95,393
Susser Holdings Corp. (I)	511	4,318
Sysco Corp.	15,699	463,121
The Andersons, Inc.	533	17,845
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,661	12,740
The Kroger Company	17,215	372,877
The Pantry, Inc. (I)	626	7,819
United Natural Foods, Inc. (I)	1,186	33,362
Village Super Market, Inc.	374	10,483
Wal-Mart Stores, Inc.	101,243	5,629,111
Walgreen Company	26,331	976,617
Weis Markets, Inc.	679	24,688
Whole Foods Market, Inc. (I)(L)	3,703	133,863
Winn-Dixie Stores, Inc. (I)	1,505	18,797

		10,360,594
Food Products - 1.73%
Alico, Inc. (L)	233	5,883
American Italian Pasta Company, Class A (I)	557	21,651
Archer-Daniels-Midland Company	17,016	491,762

398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
B&G Foods, Inc.	1,133	$11,874
Bunge, Ltd. (L)	3,517	216,753
Cal-Maine Foods, Inc.	676	22,910
Calavo Growers, Inc.	469	8,555
Campbell Soup Company	9,279	328,013
Chiquita Brands International, Inc. (I)(L)	1,268	19,946
ConAgra Foods, Inc.	11,725	293,946
Corn Products International, Inc.	1,989	68,939
Darling International, Inc. (I)	2,379	21,316
Dean Foods Company (I)	4,831	75,798
Del Monte Foods Company	5,208	76,037
Diamond Foods, Inc.	447	18,792
Farmer Brothers Company	481	9,014
Flowers Foods, Inc.	2,460	60,860
Fresh Del Monte Produce, Inc. (I)	1,688	34,182
General Mills, Inc.	8,636	611,342
Green Mountain Coffee Roasters, Inc. (I)	1,150	111,343
Griffin Land & Nurseries, Inc.	159	4,619
H.J. Heinz Company	8,354	381,026
Harbinger Group, Inc. (I)	878	5,944
Hormel Foods Corp.	3,509	147,413
HQ Sustainable Maritime Industries, Inc. (I)	401	2,406
Imperial Sugar Company	441	6,840
J & J Snack Foods Corp.	507	22,039
John B. Sanfilippo & Son, Inc. (I)	553	8,157
Kellogg Company	10,150	542,315
Kraft Foods, Inc., Class A	39,215	1,185,862
Lancaster Colony Corp.	721	42,510
Lance, Inc.	887	20,516
Lifeway Foods, Inc. (I)	557	6,612
McCormick & Company, Inc.	3,182	122,062
Mead Johnson Nutrition Company	5,432	282,627
Omega Protein Corp. (I)	838	4,819
Ralcorp Holdings, Inc. (I)	1,513	102,551
Reddy Ice Holdings, Inc. (I)	772	3,567
Sanderson Farms, Inc.	564	30,236
Sara Lee Corp.	18,508	257,816
Seneca Foods Corp., Class A (I)	130	3,786
Smart Balance, Inc. (I)	1,817	11,774
Smithfield Foods, Inc. (I)	3,984	82,628
The Hain Celestial Group, Inc. (I)	1,177	20,421
The Hershey Company (L)	4,407	188,664
The J.M. Smucker Company	3,143	189,397
Tootsie Roll Industries, Inc. (L)	1,566	42,318
TreeHouse Foods, Inc. (I)	857	37,597
Tyson Foods, Inc., Class A	10,017	191,826

		6,457,264
Household Products - 1.93%
Church & Dwight Company, Inc.	1,816	121,581
Clorox Company	3,680	236,035
Colgate-Palmolive Company	13,213	1,126,540
Energizer Holdings, Inc. (I)	1,815	113,909
Kimberly-Clark Corp.	10,974	690,045
Oil-Dri Corp of America	330	6,379
Orchids Paper Products Company (I)	210	3,455
Procter & Gamble Company	76,819	4,860,338
WD-40 Company	513	16,842

		7,175,124
Personal Products - 0.30%
Alberto-Culver Company	2,527	66,081
Avon Products, Inc.	11,343	384,187
Elizabeth Arden, Inc. (I)	957	17,226
Estee Lauder Companies, Inc., Class A	5,225	338,946

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Herbalife, Ltd.	1,640	$75,637
Inter Parfums, Inc.	980	14,524
Mannatech, Inc.	1,004	3,353
Medifast, Inc. (I)	439	11,032
NBTY, Inc. (I)	1,636	78,495
Nu Skin Enterprises, Inc., Class A	1,675	48,743
Nutraceutical International Corp. (I)	486	7,261
Prestige Brands Holdings, Inc. (I)	1,458	13,122
Revlon, Inc. (I)(L)	1,529	22,706
Schiff Nutrition International, Inc.	920	7,526
The Female Health Company	958	6,869
USANA Health Sciences, Inc. (I)	444	13,946

		1,109,654
Tobacco - 1.22%
Alliance One International, Inc. (I)	2,622	13,346
Altria Group, Inc.	54,929	1,127,143
Lorillard, Inc.	4,355	327,670
Philip Morris International, Inc.	50,088	2,612,590
Reynolds American, Inc.	7,688	414,998
Universal Corp.	687	36,198
Vector Group, Ltd. (L)	2,006	30,953

		4,562,898

		37,127,674
Energy - 10.44%
Energy Equipment & Services - 1.72%
Allis-Chalmers Energy, Inc. (I)	2,212	7,830
Atwood Oceanics, Inc. (I)	1,684	58,317
Baker Hughes, Inc.	7,742	362,635
Basic Energy Services, Inc. (I)	1,218	9,391
BJ Services Company	7,724	165,294
Bolt Technology Corp. (I)	314	3,551
Boots & Coots, Inc. (I)	2,562	6,226
Bristow Group, Inc. (I)	771	29,090
Bronco Drilling Company, Inc. (I)	927	4,357
Cal Dive International, Inc. (I)	2,508	18,384
Cameron International Corp. (I)	6,432	275,676
CARBO Ceramics, Inc.	607	37,840
Complete Production Services, Inc. (I)	2,264	26,149
Dawson Geophysical Company (I)	276	8,070
Diamond Offshore Drilling, Inc. (L)	3,655	324,601
Dresser-Rand Group, Inc. (I)	2,119	66,579
Dril-Quip, Inc. (I)	1,004	61,083
ENGlobal Corp. (I)	813	2,252
Exterran Holdings, Inc. (I)(L)	1,760	42,539
Exterran Partners LP	655	14,377
FMC Technologies, Inc. (I)	3,226	208,496
Geokinetics, Inc. (I)	320	2,307
Global Industries, Ltd. (I)	3,008	19,311
Gulf Islands Fabrication, Inc.	492	10,701
Gulfmark Offshore, Inc., Class A (I)	708	18,797
Halliburton Company	23,912	720,469
Helix Energy Solutions Group, Inc (I)	2,831	36,888
Helmerich & Payne, Inc.	2,779	105,824
Hercules Offshore, Inc. (I)	2,946	12,697
Hornbeck Offshore Services, Inc. (I)	736	13,668
ION Geophysical Corp. (I)	3,090	15,203
Key Energy Services, Inc. (I)	3,465	33,091
Lufkin Industries, Inc.	396	31,343
Matrix Service Company (I)	756	8,135
Nabors Industries, Ltd. (I)	7,524	147,696
National Oilwell Varco, Inc.	11,092	450,113
Natural Gas Services Group, Inc. (I)	399	6,332
Newpark Resources, Inc. (I)	2,634	13,829

399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc. (I)	1,423	$90,346
Oil States International, Inc. (I)	1,299	58,897
OYO Geospace Corp. (I)	249	11,905
Parker Drilling Company (I)	3,343	16,481
Patterson-UTI Energy, Inc.	4,093	57,179
PHI, Inc. (I)	143	3,029
Pioneer Drilling Company (I)	1,558	10,968
Pride International, Inc. (I)	4,565	137,452
Rowan Companies, Inc. (I)	2,990	87,039
RPC, Inc. (L)	2,757	30,685
Schlumberger, Ltd.	31,801	2,018,091
SEACOR Holdings, Inc. (I)	481	38,797
Smith International, Inc.	5,876	251,610
SulphCo, Inc. (I)(L)	3,010	873
Superior Energy Services, Inc. (I)	2,072	43,553
Superior Well Services, Inc. (I)	805	10,771
T-3 Energy Services, Inc. (I)	409	10,045
Tesco Corp. (I)	186	2,171
TetraTechnologies, Inc. (I)	2,103	25,699
Tidewater, Inc. (L)	1,298	61,356
Trico Marine Services, Inc. (I)	694	1,610
Union Drilling, Inc. (I)	846	5,211
Unit Corp. (I)	1,257	53,146

		6,406,055
Oil, Gas & Consumable Fuels - 8.72%
Alliance Holdings GP LP	1,641	52,939
Alliance Resource Partners LP	995	41,700
Alon USA Energy, Inc. (L)	1,298	9,411
Alpha Natural Resources, Inc. (I)	2,662	132,807
Anadarko Petroleum Corp.	13,021	948,319
Apache Corp.	8,885	901,828
Apco Oil and Gas International, Inc.	826	22,352
Approach Resources, Inc. (I)	861	7,818
Arch Coal, Inc.	4,376	99,992
Arena Resources, Inc. (I)	1,044	34,870
Atlas Energy, Inc. (I)	2,110	65,663
Atlas Pipeline Holdings LP (I)	1,421	8,910
Atlas Pipeline Partners LP	1,466	20,407
ATP Oil & Gas Corp. (I)(L)	1,256	23,625
Berry Petroleum Company, Class A (L)	1,225	34,496
Bill Barrett Corp. (I)	1,236	37,958
Boardwalk Pipeline Partners LP	4,296	127,849
BP Prudhoe Bay Royalty Trust (L)	469	46,309
BPZ Resources, Inc. (I)(L)	3,197	23,498
BreitBurn Energy Partners LP (I)	1,480	22,082
Brigham Exploration Company (I)	2,346	37,419
Buckeye GP Holdings LP	785	26,957
Buckeye Partners LP	1,308	78,572
Cabot Oil & Gas Corp.	2,748	101,126
Calumet Specialty Products Partners LP	688	14,345
Capital Product Partners LP	871	7,404
Carrizo Oil & Gas, Inc. (I)	895	20,540
Cheniere Energy Partners LP	4,415	72,318
Cheniere Energy, Inc. (I)(L)	1,624	5,018
Chesapeake Energy Corp.	17,071	403,558
Chevron Corp.	52,720	3,997,758
Cimarex Energy Company	2,238	132,892
Clayton Williams Energy, Inc. (I)	357	12,488
Clean Energy Fuels Corp. (I)(L)	1,684	38,362
CNX Gas Corp. (I)	3,981	151,477
Cobalt International Energy, Inc. (I)(L)	7,403	100,681
Comstock Resources, Inc. (I)	1,261	40,100
Concho Resources, Inc. (I)	2,248	113,209
ConocoPhillips	39,005	1,995,886

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.	4,814	$205,365
Contango Oil & Gas Company (I)	460	23,529
Continental Resources, Inc. (I)	4,507	191,773
Copano Energy LLC	1,583	38,198
CREDO Petroleum Corp. (I)	422	4,174
Cross Timbers Royalty Trust	242	7,754
Crosstex Energy LP (I)	1,819	19,554
Crosstex Energy, Inc. (I)	1,640	14,252
CVR Energy, Inc. (I)	2,329	20,379
DCP Midstream Partners LP	811	26,057
Delek US Holdings, Inc.	1,516	11,036
Delta Petroleum Corp. (I)(L)	7,769	10,954
Denbury Resources, Inc. (I)	10,198	172,040
Devon Energy Corp.	11,776	758,728
DHT Holdings, Inc.	1,175	4,606
Dorchester Minerals LP	835	17,685
Duncan Energy Partners LP	1,577	42,674
Eagle Rock Energy Partners LP	2,032	12,720
El Paso Corp.	18,720	202,925
El Paso Pipeline Partners LP	3,331	92,902
Enbridge Energy Management LLC (I)	470	23,994
Enbridge Energy Partners LP	2,001	101,191
Encore Energy Partners LP	1,289	25,716
Endeavour International Corp. (I)	4,045	5,137
Energy Transfer Equity LP	5,901	199,100
Energy Transfer Partners LP	4,453	208,668
Enterprise GP Holdings LP	3,680	158,056
Enterprise Products Partners LP	15,624	540,278
EOG Resources, Inc.	6,691	621,862
EV Energy Partner LP	480	15,322
EXCO Resources, Inc.	5,723	105,189
Exxon Mobil Corp. (L)	123,543	8,274,910
Forest Oil Corp. (I)	3,122	80,610
Frontier Oil Corp.	2,845	38,408
FX Energy, Inc. (I)	1,531	5,251
Gastar Exploration, Ltd. (I)	1,774	8,622
General Maritime Corp.	1,621	11,655
Genesis Energy LP	1,132	22,063
Georesources, Inc. (I)	522	7,971
Global Partners LP	456	10,196
GMX Resources, Inc. (I)	635	5,220
Goodrich Petroleum Corp. (I)	1,032	16,140
Green Plains Renewable Energy, Inc. (I)	861	12,286
Gulfport Energy Corp. (I)	1,385	15,567
Harvest Natural Resources, Inc. (I)	1,360	10,241
Hess Corp.	8,690	543,560
Holly Corp.	1,347	37,595
Holly Energy Partners LP	307	13,044
Hugoton Royalty Trust	1,174	19,418
Inergy Holdings LP	528	38,486
Inergy LP	1,612	60,934
International Coal Group, Inc. (I)(L)	4,341	19,838
James River Coal Company (I)	776	12,338
K-Sea Transportation Partners LP	482	4,324
Kinder Morgan Energy Partners LP	5,220	341,492
Kinder Morgan Management LLC (I)	2,238	131,192
Kodiak Oil & Gas Corp. (I)	3,713	12,661
Legacy Reserves LP	925	21,303
Linn Energy LLC	3,123	80,324
Magellan Midstream Partners LP	1,671	79,423
Marathon Oil Corp.	18,736	592,807
Mariner Energy, Inc. (I)	2,855	42,739
Markwest Energy Partners LP	1,799	55,139
Martin Midstream Partners LP	438	13,617
Massey Energy Company	2,311	120,842

400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
McMoRan Exploration Company (I)	2,552	$37,336
Murphy Oil Corp.	5,047	283,591
Natural Resource Partners LP	1,896	49,713
Newfield Exploration Company (I)	3,499	182,123
Noble Energy, Inc.	4,572	333,756
Northern Oil and Gas, Inc. (I)	1,097	17,387
NuStar Energy LP	1,402	84,751
NuStar GP Holdings LLC	1,152	34,134
Occidental Petroleum Corp.	21,500	1,817,610
ONEOK Partners LP	2,384	146,068
Overseas Shipholding Group, Inc.	747	29,305
Panhandle Oil and Gas, Inc.	298	7,042
Patriot Coal Corp. (I)(L)	2,524	51,641
Peabody Energy Corp.	7,138	326,207
Penn Virginia Corp.	1,291	31,630
Penn Virginia GP Holdings LP	1,104	20,192
Penn Virginia Resource Partners LP	1,476	34,612
Petrohawk Energy Corp. (I)	8,051	163,274
Petroleum Development Corp. (I)	477	11,052
Petroquest Energy, Inc. (I)	1,638	8,239
Pioneer Natural Resources Company	3,069	172,846
Pioneer Southwest Energy Partners LP	782	18,314
Plains All American Pipeline LP	3,541	201,483
Plains Exploration & Production Company (I)	3,693	110,753
Quicksilver Resources, Inc. (I)	4,608	64,835
Range Resources Corp. (L)	4,183	196,057
Regency Energy Partners LP	2,208	48,466
Rentech, Inc. (I)	5,567	5,734
Rex Energy Corp. (I)	1,131	12,882
Rosetta Resources, Inc. (I)	1,558	36,691
SandRidge Energy, Inc. (I)(L)	5,142	39,593
Ship Finance International, Ltd. (L)	2,036	36,159
Southern Union Company	3,266	82,858
Southwestern Energy Company (I)	9,150	372,588
Spectra Energy Corp.	17,118	385,669
St. Mary Land & Exploration Company	1,671	58,168
Stone Energy Corp. (I)(L)	1,304	23,146
Sunoco Logistics Partners LP	756	51,786
Sunoco, Inc.	3,112	92,458
Swift Energy Company (I)	1,049	32,246
Syntroleum Corp. (I)	1,920	4,070
Targa Resources Partners LP	1,386	36,743
TC Pipelines LP	1,080	41,062
Teekay Corp.	1,960	44,570
Teekay LNG Partners LP	974	29,074
Teekay Offshore Partners LP	730	14,542
Tesoro Corp.	3,752	52,153
The Williams Companies, Inc.	15,504	358,142
Toreador Resources Corp. (I)	720	5,890
TransMontaigne Partners LP	344	9,371
Ultra Petroleum Corp. (I)	4,044	188,572
Uranium Energy Corp. (I)(L)	1,401	4,511
USEC, Inc. (I)	2,992	17,264
VAALCO Energy, Inc.	1,623	8,018
Valero Energy Corp.	14,975	295,008
Venoco, Inc. (I)	1,487	19,078
W&T Offshore, Inc.	2,221	18,656
Warren Resources, Inc. (I)	2,569	6,474
Western Gas Partners LP	812	17,929
Western Refining, Inc. (I)(L)	2,496	13,728
Westmoreland Coal Company (I)	363	4,581
Whiting Petroleum Corp. (I)	1,362	110,104
Williams Partners LP	1,429	57,489
Williams Pipeline Partners LP	925	27,981
World Fuel Services Corp. (L)	1,546	41,185

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
XTO Energy, Inc.	15,416	$727,327
Zion Oil & Gas, Inc. (I)(L)	377	2,334

		32,523,228

		38,929,283
Financials - 17.33%
Commercial Banks - 3.09%
1st Source Corp.	701	12,303
Alliance Financial Corp.	246	7,252
American National Bankshares, Inc.	300	6,045
Ameris Bancorp (L)	520	4,695
Ames National Corp.	314	6,296
Arrow Financial Corp.	325	8,739
Associated Banc Corp.	3,499	48,286
BancFirst Corp.	440	18,440
Bancorp Rhode Island, Inc.	246	6,728
Bancorp, Inc. (I)	675	6,008
BancorpSouth, Inc.	2,211	46,343
Bank of Hawaii Corp.	1,228	55,199
Bank of Kentucky Financial Corp.	182	3,629
Bank of Marin Bancorp	240	7,939
Bank of the Ozarks, Inc.	487	17,138
BB&T Corp. (L)	18,153	587,976
BOK Financial Corp.	1,776	93,133
Boston Private Financial Holdings, Inc.	1,998	14,725
Bridge Bancorp, Inc.	267	6,248
Bryn Mawr Bank Corp.	315	5,717
Camden National Corp.	254	8,156
Cape Bancorp, Inc. (I)	865	6,981
Capital Bank Corp.	942	4,201
Capital City Bank Group, Inc.	552	7,866
CapitalSource, Inc.	8,943	49,991
Cardinal Financial Corp.	896	9,569
Cathay General Bancorp	1,403	16,345
Center Bancorp, Inc.	724	6,016
Centerstate Banks, Inc.	799	9,788
Century Bancorp, Inc.	263	5,050
Chemical Financial Corp.	686	16,203
Chicopee Bancorp, Inc. (I)	352	4,470
Citizens & Northern Corp.	302	3,790
City Holding Company	491	16,836
City National Corp.	1,361	73,453
CNB Financial Corp.	315	4,864
CoBiz Financial, Inc.	1,440	8,971
Columbia Banking System, Inc.	644	13,080
Comerica, Inc.	4,084	155,355
Commerce Bancshares, Inc.	2,165	89,068
Community Bank Systems, Inc.	937	21,345
Community Trust Bancorp, Inc.	445	12,055
Cullen/Frost Bankers, Inc.	1,531	85,430
CVB Financial Corp. (L)	2,966	29,452
Danvers Bancorp, Inc.	519	7,178
Eagle Bancorp, Inc. (I)	514	6,091
East West Bancorp, Inc. (L)	2,588	45,083
Enterprise Bancorp, Inc. (L)	384	4,689
Enterprise Financial Services Corp.	498	5,508
Farmers Capital Bank Corp.	259	2,220
Fifth Third Bancorp	21,274	289,114
Financial Institutions, Inc.	354	5,175
First Bancorp	510	6,895
First Bancorp, Inc.	330	5,260
First BanCorp/Puerto Rico	2,599	6,264
First Busey Corp.	1,133	5,008
First Citizens BancShares, Inc.	281	55,852

401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Commonwealth Financial Corp.		2,381	$15,977
First Community Bancshares, Inc.		573	7,088
First Financial
Bancorp.	.	1,424	25,333
First Financial Bankshares, Inc. (L)		562	28,971
First Financial Corp.		375	10,860
First Horizon National Corp. (I)		5,918	83,147
First Merchants Corp.		685	4,768
First Midwest Bancorp, Inc.		1,437	19,471
First of Long Island Corp.		263	6,338
First South Bancorp, Inc.		361	4,513
FirstMerit Corp.		2,208	47,627
FNB Corp.		3,156	25,595
Fulton Financial Corp.		4,878	49,707
German American Bancorp, Inc.		465	7,035
Glacier Bancorp, Inc.		1,642	25,008
Great Southern Bancorp, Inc.		422	9,470
Hancock Holding Company		883	36,918
Harleysville National Corp. (L)		1,284	8,603
Heartland Financial USA, Inc.		524	8,368
Home Bancorp, Inc. (I)		417	5,838
Home Bancshares, Inc.		580	15,335
Huntington Bancshares, Inc.		15,752	84,588
IBERIABANK Corp.		534	32,045
Independent Bank Corp.		557	13,736
International Bancshares Corp. (L)		1,863	42,830
Investors Bancorp, Inc. (I)		3,164	41,765
KeyCorp		23,962	185,706
Lakeland Bancorp, Inc.		793	7,018
Lakeland Financial Corp.		379	7,220
M&T Bank Corp. (L)		3,145	249,650
MainSource Financial Group, Inc.		643	4,327
Marshall & Ilsley Corp.		13,226	106,469
MB Financial, Inc.		1,020	22,981
Merchants Bancshares, Inc.		309	6,708
Metro Bancorp, Inc. (I)		240	3,305
Middleburg Financial Corp.		335	5,052
MidSouth Bancorp, Inc.		329	5,429
Nara Bancorp, Inc. (I)		1,068	9,356
National Bankshares, Inc.		212	5,777
National Penn Bancshares, Inc.		3,509	24,212
NBT Bancorp, Inc.		906	20,702
Northfield Bancorp, Inc. (L)		1,319	19,099
Norwood Financial Corp.		134	3,618
Old National Bancorp		1,849	22,096
Old Second Bancorp, Inc. (L)		876	5,773
Oriental Financial Group, Inc.		760	10,260
Pacific Continental Corp.		450	4,725
PacWest Bancorp		951	21,702
Park National Corp. (L)		392	24,426
Peapack Gladstone Financial Corp.		305	4,792
Penns Woods Bancorp, Inc.		216	7,247
Peoples Bancorp, Inc.		349	5,752
Peoples Financial Corp.		352	5,269
Pinnacle Financial Partners, Inc. (I)		955	14,430
PNC Financial Services Group, Inc.		13,374	798,428
Popular, Inc. (I)		17,807	51,818
Porter Bancorp, Inc.		326	4,271
PrivateBancorp, Inc.		1,305	17,879
Prosperity Bancshares, Inc. (L)		1,218	49,938
Regions Financial Corp.		32,302	253,571
Renasant Corp.		644	10,420
Republic Bancorp, Inc., Class A		170	3,203
S&T Bancorp, Inc.		786	16,427
S.Y. Bancorp, Inc.		393	8,941

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Sandy Spring Bancorp, Inc.	538	$8,070
Santander Bancorp (I)	1,364	16,736
SCBT Financial Corp.	357	13,223
Seacoast Banking Corp. of Florida (I)	1,927	3,295
Shore Bancshares, Inc.	278	3,962
Sierra Bancorp	332	4,279
Signature Bank (I)	1,068	39,569
Simmons First National Corp., Class A	411	11,331
Smithtown Bancorp, Inc. (L)	431	1,780
Southside Bancshares, Inc.	456	9,836
Southwest Bancorp, Inc.	529	4,375
State Bancorp, Inc.	525	4,132
StellarOne Corp.	681	9,105
Sterling Bancorp	601	6,040
Sterling Bancshares, Inc.	2,135	11,913
Suffolk Bancorp	296	9,090
Sun Bancorp, Inc. (I)	870	3,428
SunTrust Banks, Inc.	13,363	357,995
Susquehanna Bancshares, Inc. (L)	2,416	23,701
SVB Financial Group (I)	921	42,974
Synovus Financial Corp. (L)	9,187	30,225
Taylor Capital Group, Inc. (I)	742	9,631
TCF Financial Corp. (L)	3,418	54,483
Texas Capital Bancshares, Inc. (I)	906	17,205
The South Financial Group, Inc.	5,668	3,918
Tompkins Financial Corp.	319	11,637
TowneBank (L)	688	9,604
TriCo Bancshares	438	8,716
Trustmark Corp.	1,569	38,331
U.S. Bancorp	50,854	1,316,102
UCBH Holdings, Inc.	3,352	121
UMB Financial Corp.	1,071	43,483
Umpqua Holdings Corp. (L)	2,347	31,121
Union Bankshares Corp.	416	6,282
United Bankshares, Inc. (L)	1,203	31,543
United Community Banks, Inc. (I)	1,522	6,712
United Security Bancshares, Inc.	281	4,207
Univest Corp. of Pennsylvania	404	7,551
Valley National Bancorp (L)	3,904	60,004
Virginia Commerce Bancorp, Inc. (I)	1,201	7,987
Washington Trust Bancorp, Inc.	509	9,488
Webster Financial Corp.	1,918	33,546
Wells Fargo & Company	135,289	4,210,194
WesBanco, Inc.	752	12,228
Westamerica Bancorp.	739	42,603
Western Alliance Bancorp (I)	2,195	12,490
Whitney Holding Corp.	1,822	25,125
Wilmington Trust Corp.	1,896	31,417
Wilshire Bancorp, Inc.	956	10,545
Wintrust Financial Corp.	697	25,935
Zions Bancorporation (L)	3,514	76,675

		11,528,385
Consumer Finance - 0.67%
Advance America Cash Advance Centers, Inc.	1,747	10,168
American Express Company	31,596	1,303,651
AmeriCredit Corp. (I)(L)	3,524	83,730
Capital One Financial Corp.	12,106	501,309
Cardtronics, Inc. (I)	1,198	15,059
Cash America International, Inc.	806	31,821
CompuCredit Holdings Corp. (L)	1,549	7,993
Credit Acceptance Corp. (I)(L)	819	33,776
Discover Financial Services	14,240	212,176
Dollar Financial Corp. (I)	682	16,409
EZCORP, Inc., Class A (I)	1,395	28,737

402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
First Cash Financial Services, Inc. (I)	848	$18,291
Nelnet, Inc., Class A	1,352	25,093
QC Holdings, Inc.	666	3,443
Rewards Network, Inc.	372	4,985
SLM Corp. (I)	12,483	156,287
The First Marblehead Corp. (I)	3,140	8,918
The Student Loan Corp.	545	19,364
World Acceptance Corp. (I)	454	16,380

		2,497,590
Diversified Financial Services - 6.49%
Affiliated Managers Group, Inc. (I)	1,115	88,085
AllianceBernstein Holding LP	2,470	75,730
Ameriprise Financial, Inc.	6,764	306,815
Artio Global Investors, Inc.	1,193	29,515
Asset Acceptance Capital Corp. (I)	1,013	6,392
Asta Funding, Inc.	581	4,090
Bank of America Corp.	262,543	4,686,393
Bank of New York Mellon Corp.	31,998	988,098
BGC Partners, Inc., Class A	2,617	15,990
BlackRock, Inc.	1,352	294,412
Broadpoint Gleacher Securities, Inc. (I)	3,239	12,956
Calamos Asset Management, Inc.	637	9,135
California First National Bancorp	339	4,526
Citigroup, Inc. (I)	743,763	3,012,240
CME Group, Inc.	1,769	559,199
Cohen & Steers, Inc. (L)	1,193	29,777
Cowen Group, Inc., Class A (I)	561	3,175
Diamond Hill Investment Group, Inc.	87	5,968
Duff & Phelps Corp.	1,196	20,021
E*TRADE Financial Corp. (I)	42,822	70,656
Eaton Vance Corp.	3,117	104,544
Encore Capital Group, Inc. (I)	657	10,808
Epoch Holding Corp.	677	7,643
Evercore Partners, Inc., Class A	426	12,780
FBR Capital Markets Corp. (I)	1,923	8,750
Federated Investors, Inc., Class B (L)	2,726	71,912
Fortress Investment Group LLC (I)	12,085	48,219
Franklin Resources, Inc.	6,113	677,932
GAMCO Investors, Inc., Class A	784	35,672
GFI Group, Inc.	3,319	19,184
GLG Partners, Inc. (I)(L)	7,225	22,181
Greenhill & Company, Inc. (L)	722	59,269
Interactive Brokers Group, Inc., Class A (I)	1,129	18,233
IntercontinentalExchange, Inc. (I)	1,951	218,863
International Assets Holding Corp. (I)	567	8,488
Invesco, Ltd.	11,062	242,368
Investment Technology Group, Inc. (I)	1,199	20,011
Janus Capital Group, Inc.	4,969	71,007
Jefferies Group, Inc. (L)	4,590	108,645
JMP Group, Inc.	758	6,443
JPMorgan Chase & Company	103,603	4,636,234
KBW, Inc. (I)	910	24,479
KKR Financial Holdings LLC	4,424	36,321
Knight Capital Group, Inc. (I)	2,488	37,942
LaBranche & Company, Inc. (I)	1,750	9,205
Lazard, Ltd., Class A	2,435	86,930
Legg Mason, Inc. (L)	4,334	124,256
Leucadia National Corp. (I)	6,507	161,439
Life Partners Holdings, Inc. (L)	430	9,533
MarketAxess Holdings, Inc.	994	15,636
Medallion Financial Corp.	643	5,118
MF Global Holdings, Ltd. (I)	3,357	27,091
Moody’s Corp. (L)	6,286	187,009
Morgan Stanley	36,104	1,057,486

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
MSCI, Inc. (I)	2,635	$95,124
NewStar Financial, Inc. (I)	1,595	10,176
Northern Trust Corp.	6,415	354,493
NYSE Euronext	6,967	206,293
Och-Ziff Capital Management Group LLC.	9,572	153,152
optionsXpress Holdings, Inc. (I)	1,621	26,406
Penson Worldwide, Inc. (I)	779	7,845
PHH Corp. (I)	1,467	34,577
PICO Holdings, Inc. (I)	629	23,393
Piper Jaffray Companies (I)	532	21,440
Portfolio Recovery Associates, Inc. (I)	423	23,210
Primus Guaranty, Ltd. (I)	1,443	6,061
Pzena Investment Management, Inc. (I)	1,833	13,986
Raymond James Financial, Inc. (L)	3,296	88,135
Resource America, Inc.	825	3,960
Riskmetrics Group, Inc. (I)	1,704	38,527
Rodman & Renshaw Capital Group, Inc. (I)	1,112	4,392
Safeguard Scientifics, Inc. (I)	663	8,619
Sanders Morris Harris Group, Inc.	1,005	6,221
SEI Investments Company	5,119	112,464
State Street Corp.	13,153	593,726
Stifel Financial Corp. (I)	796	42,785
SWS Group, Inc.	740	8,532
T. Rowe Price Group, Inc. (L)	6,806	373,854
TD Ameritrade Holding Corp. (I)	15,510	295,621
Teton Advisors, Inc., Class A	11	121
The Blackstone Group LP	7,068	98,952
The Charles Schwab Corp.	30,866	576,886
The Goldman Sachs Group, Inc.	13,575	2,316,302
The NASDAQ OMX Group, Inc. (I)	5,426	114,597
Thomas Weisel Partners Group, Inc. (I)	884	3,465
TradeStation Group, Inc. (I)	1,257	8,812
U.S. Global Investors, Inc.	554	5,479
W. P. Carey & Co. LLC	996	29,262
Waddell & Reed Financial, Inc.	2,276	82,027
Westwood Holdings Group, Inc.	204	7,507

		24,211,206
Insurance - 4.42%
Aflac, Inc.	12,439	675,313
Alleghany Corp. (I)	247	71,781
Allied World Assurance
Company Holdings, Ltd.	1,241	55,659
Ambac Financial Group, Inc. (I)(L)	8,397	4,675
American Equity Investment Life
Holding Company	1,598	17,019
American Financial Group, Inc.	3,017	85,834
American International Group, Inc. (I)(L)	3,588	122,494
American National Insurance Company	685	77,775
American Physicians Capital, Inc.	352	11,246
American Physicians Service Group, Inc.	288	7,200
American Safety Insurance Holdings, Ltd. (I)	371	6,155
AMERISAFE, Inc. (I)	527	8,627
Amtrust Financial Services, Inc.	1,690	23,576
Aon Corp.	7,222	308,452
Arch Capital Group, Ltd. (I)	1,549	118,111
Argo Group International Holdings, Ltd.	860	28,027
Arthur J. Gallagher & Company	2,667	65,475
Aspen Insurance Holdings, Ltd.	2,184	62,987
Assurant, Inc.	3,109	106,887
Assured Guaranty, Ltd. (L)	4,192	92,098
Axis Capital Holdings, Ltd.	3,721	116,318
Baldwin & Lyons, Inc., Class B	486	11,708
Berkshire Hathaway, Inc., Class B (I)	65,955	5,360,163
Brown & Brown, Inc.	3,668	65,731

403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Chubb Corp.	9,272	$480,753
Cincinnati Financial Corp.	4,230	122,247
Citizens, Inc., Class A (I)	1,265	8,741
CNA Financial Corp. (I)	7,143	190,861
CNA Surety Corp. (I)	1,221	21,722
Conseco, Inc. (I)	5,011	31,168
Crawford & Company, Class B (I)	1,517	6,174
Delphi Financial Group, Inc.	1,324	33,312
Donegal Group, Inc.	363	5,267
Eastern Insurance Holdings, Inc.	406	4,117
eHealth, Inc. (I)	742	11,687
EMC Insurance Group, Inc.	414	9,323
Employers Holdings, Inc.	1,283	19,053
Endurance Specialty Holdings, Ltd.	1,479	54,945
Enstar Group, Ltd. (I)	372	25,728
Erie Indemnity Company	1,365	58,872
Everest Re Group, Ltd.	1,579	127,788
FBL Financial Group, Inc., Class A	834	20,416
Fidelity National Financial, Inc., Class A	6,161	91,306
First Acceptance Corp. (I)	1,718	3,505
First American Corp.	2,633	89,101
First Mercury Financial Corp.	544	7,088
Flagstone Reinsurance Holdings, Ltd.	2,430	27,848
FPIC Insurance Group, Inc. (I)	384	10,410
Genworth Financial, Inc., Class A (I)	11,537	211,589
Greenlight Capital Re, Ltd., Class A (I)	1,029	27,454
Hallmark Financial Services, Inc. (I)	757	6,813
Hanover Insurance Group, Inc.	1,322	57,652
Harleysville Group, Inc.	778	26,265
Hartford Financial Services Group, Inc.	9,620	273,400
HCC Insurance Holdings, Inc.	2,906	80,206
Hilltop Holdings, Inc. (I)	1,582	18,589
Horace Mann Educators Corp.	1,144	17,229
Independence Holding Company	588	5,580
Infinity Property & Casualty Corp.	422	19,176
Kansas City Life Insurance Company	327	10,327
Lincoln National Corp.	8,052	247,196
Loews Corp.	11,454	427,005
Maiden Holdings, Ltd.	2,010	14,854
Markel Corp. (I)	264	98,910
Marsh & McLennan Companies, Inc.	13,920	339,926
Max Capital Group, Ltd.	1,528	35,129
MBIA, Inc. (I)(L)	5,733	35,946
Meadowbrook Insurance Group, Inc.	1,693	13,375
Mercer Insurance Group, Inc.	327	5,886
Mercury General Corp.	1,503	65,711
MetLife, Inc.	21,762	943,165
Montpelier Re Holdings, Ltd.	2,287	38,444
National Financial Partners Corp. (I)	1,204	16,976
National Interstate Corp.	566	11,722
National Western Life Insurance
Company, Class A	104	19,172
Navigators Group, Inc. (I)	477	18,760
NYMAGIC, Inc.	350	7,431
Old Republic International Corp.	6,577	83,396
OneBeacon Insurance Group, Ltd.	2,720	46,920
PartnerRe, Ltd.	1,489	118,703
Platinum Underwriters Holdings, Ltd.	1,271	47,129
PMA Capital Corp., Class A (I)	633	3,887
Presidential Life Corp.	876	8,734
Principal Financial Group, Inc.	8,484	247,818
ProAssurance Corp. (I)	863	50,520
Protective Life Corp.	2,284	50,225
Prudential Financial, Inc.	12,246	740,883
Reinsurance Group of America, Inc.	1,895	99,525

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	1,620	$91,951
RLI Corp.	583	33,243
Safety Insurance Group, Inc.	465	17,517
SeaBright Insurance Holdings, Inc.	669	7,366
Selective Insurance Group, Inc.	1,509	25,049
StanCorp Financial Group, Inc.	1,295	61,681
State Auto Financial Corp.	1,127	20,230
Stewart Information Services Corp.	507	6,997
Symetra Financial Corp. (I)	1,710	22,538
The Allstate Corp.	14,263	460,838
The Phoenix Companies, Inc. (I)	3,396	8,218
The Progressive Corp.	18,053	344,632
The Travelers Companies, Inc.	14,331	773,014
Torchmark Corp.	2,190	117,187
Tower Group, Inc.	1,244	27,579
Transatlantic Holdings, Inc.	1,732	91,450
United America Indemnity, Ltd. (I)	1,307	12,508
United Fire & Casualty Company	756	13,600
Unitrin, Inc.	1,691	47,433
Universal Insurance Holdings, Inc.	1,237	6,259
Unum Group	8,762	217,035
Validus Holdings, Ltd.	1,990	54,785
W.R. Berkley Corp.	4,218	110,048
Wesco Financial Corp.	184	70,932
White Mountains Insurance Group, Ltd.	240	85,200
XL Capital, Ltd., Class A	9,131	172,576
Zenith National Insurance Corp.	1,011	38,742

		16,494,979
Real Estate Investment Trusts - 2.11%
Acadia Realty Trust	1,128	20,146
Agree Realty Corp.	265	6,058
Alexander’s, Inc. (I)	137	40,981
Alexandria Real Estate Equities, Inc.	1,074	72,602
AMB Property Corp.	3,941	107,353
American Campus Communities, Inc.	1,417	39,194
American Capital Agency Corp.	476	12,186
Annaly Capital Management, Inc.	14,284	245,399
Anworth Mortgage Asset Corp.	2,647	17,841
Apartment Investment & Management
Company, Class A	3,271	60,219
Ashford Hospitality Trust, Inc. (I)(L)	2,892	20,736
Associated Estates Realty Corp.	753	10,384
AvalonBay Communities, Inc. (L)	2,126	183,580
BioMed Realty Trust, Inc.	2,716	44,923
Boston Properties, Inc.	3,687	278,147
Brandywine Realty Trust	3,537	43,187
BRE Properties, Inc.	1,409	50,372
Camden Property Trust	1,712	71,271
CapLease, Inc.	1,785	9,907
Capstead Mortage Corp.	1,589	19,004
Care Investment Trust, Inc.	776	6,922
CBL & Associates Properties, Inc.	3,784	51,841
Cedar Shopping Centers, Inc.	1,602	12,672
Chimera Investment Corp.	17,978	69,934
Cogdell Spencer, Inc.	1,661	12,291
Colonial Properties Trust	1,450	18,676
Corporate Office Properties Trust	1,530	61,399
Cousins Properties, Inc.	1,588	13,196
Cypress Sharpridge Investments, Inc.	494	6,610
DCT Industrial Trust, Inc.	5,788	30,271
Developers Diversified Realty Corp.	6,154	74,894
DiamondRock Hospitality Company (I)	3,103	31,371
Digital Realty Trust, Inc. (L)	2,014	109,159
Douglas Emmett, Inc.	3,402	52,289

404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Duke Realty Corp.	6,127	$75,975
DuPont Fabros Technology, Inc.	1,148	24,785
Dynex Capital, Inc.	638	5,742
EastGroup Properties, Inc.	696	26,267
Education Realty Trust, Inc.	1,748	10,034
Entertainment Properties Trust	922	37,922
Equity Lifestyle Properties, Inc.	800	43,104
Equity One, Inc. (L)	2,314	43,711
Equity Residential	7,321	286,617
Essex Property Trust, Inc.	732	65,843
Extra Space Storage, Inc.	2,447	31,028
Federal Realty Investment Trust	1,601	116,569
FelCor Lodging Trust, Inc. (I)	1,990	11,343
First Industrial Realty Trust, Inc. (I)	1,588	12,323
First Potomac Realty Trust	846	12,715
Franklin Street Properties Corp. (L)	1,913	27,605
General Growth Properties, Inc. (L)	8,659	139,323
Getty Realty Corp.	674	15,772
Gladstone Commercial Corp.	371	5,361
Glimcher Realty Trust	1,625	8,239
Government Properties Income Trust	569	14,800
Gramercy Capital Corp. (I)	3,240	9,040
Hatteras Financial Corp.	832	21,441
HCP, Inc. (L)	7,819	258,027
Health Care REIT, Inc.	3,173	143,515
Healthcare Realty Trust, Inc.	1,607	37,427
Hersha Hospitality Trust	1,815	9,402
Highwoods Properties, Inc.	1,896	60,160
Home Properties, Inc.	882	41,278
Hospitality Properties Trust	3,212	76,927
Host Hotels & Resorts, Inc.	16,604	243,249
HRPT Properties Trust	5,975	46,486
Inland Real Estate Corp.	2,398	21,942
Invesco Mortgage Capital, Inc.	336	7,728
Investors Real Estate Trust	1,653	14,910
iStar Financial, Inc. (I)	2,976	13,660
Kilroy Realty Corp.	1,171	36,114
Kimco Realty Corp.	10,109	158,105
Kite Realty Group Trust	2,248	10,633
LaSalle Hotel Properties	1,760	41,008
Lexington Realty Trust	3,644	23,722
Liberty Property Trust	2,948	100,055
LTC Properties, Inc.	629	17,021
Mack-Cali Realty Corp.	2,075	73,144
Medical Properties Trust, Inc.	2,228	23,349
MFA Financial, Inc.	6,994	51,476
Mid-America Apartment Communities, Inc.	774	40,085
Mission West Properties, Inc.	754	5,188
Monmouth Real Estate Investment Corp.	824	6,930
National Health Investments, Inc.	696	26,977
National Retail Properties, Inc.	2,109	48,148
Nationwide Health Properties, Inc.	2,837	99,721
NorthStar Realty Finance Corp. (L)	1,891	7,961
OMEGA Healthcare Investors, Inc.	2,209	43,053
Parkway Properties, Inc.	661	12,414
Pennsylvania Real Estate Investment Trust (L)	1,219	15,201
Pennymac Mortgage Investment Trust (I)	492	8,172
Plum Creek Timber Company, Inc. (L)	4,303	167,430
Post Properties, Inc.	1,269	27,943
Potlatch Corp.	1,075	37,668
ProLogis (L)	11,828	156,130
PS Business Parks, Inc.	616	32,894
Public Storage	4,493	413,311
RAIT Financial Trust (I)	2,065	4,089
Ramco-Gershenson Properties Trust	616	6,936

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Rayonier, Inc.	2,040	$92,677
Realty Income Corp. (L)	2,726	83,661
Redwood Trust, Inc.	2,139	32,983
Regency Centers Corp. (L)	2,150	80,561
Resource Capital Corp.	878	5,935
Saul Centers, Inc.	535	22,149
Senior Housing Properties Trust	3,177	70,371
Simon Property Group, Inc.	7,524	631,264
SL Green Realty Corp.	2,068	118,434
Sovran Self Storage, Inc.	635	22,136
Starwood Property Trust, Inc.	1,180	22,774
Strategic Hotels & Resorts, Inc. (I)(L)	3,599	15,296
Sun Communities, Inc.	589	14,843
Sunstone Hotel Investors, Inc. (I)	2,222	24,820
Tanger Factory Outlet Centers, Inc.	1,026	44,282
Taubman Centers, Inc. (L)	1,434	57,245
The Macerich Company (L)	2,322	88,956
Transcontinental Realty Investors (I)(L)	411	5,146
U-Store-It Trust	2,501	18,007
UDR, Inc.	4,166	73,488
UMH Properties	546	4,461
Universal Health Realty Income Trust	329	11,627
Urstadt Biddle Properties, Inc.	678	10,719
Ventas, Inc.	4,162	197,612
Vornado Realty Trust	4,784	362,149
Washington Real Estate Investment Trust	1,560	47,658
Weingarten Realty Investors (L)	3,235	69,747
Winthrop Realty Trust	587	7,067

		7,856,231
Real Estate Management & Development - 0.17%
Altisource Portfolio Solutions SA (I)	322	7,213
American Realty Investors, Inc. (I)(L)	479	5,149
Avatar Holdings, Inc. (I)	286	6,218
Brookfield Properties Corp. (L)	13,313	204,488
CB Richard Ellis Group, Inc. (I)	7,677	121,680
Consolidated-Tomoka Land Company	177	5,577
Forest City Enterprises, Inc., Class A (I)(L)	4,234	61,012
Forestar Group, Inc. (I)(L)	1,002	18,918
Jones Lang LaSalle, Inc.	1,111	80,981
Tejon Ranch Company (I)	488	14,894
The St. Joe Company (I)(L)	2,494	80,681
ZipRealty, Inc. (I)	1,072	5,253

		612,064
Thrifts & Mortgage Finance - 0.38%
Abington Bancorp, Inc.	810	6,399
Astoria Financial Corp.	2,714	39,353
Bank Mutual Corp.	1,455	9,458
BankFinancial Corp.	740	6,786
Beneficial Mutual Bancorp, Inc. (I)	2,344	22,221
Berkshire Hill Bancorp, Inc.	362	6,635
Brookline Bancorp, Inc.	1,751	18,631
Brooklyn Federal Bancorp, Inc.	514	4,318
Capitol Federal Financial	1,979	74,133
Charter Financial Corp.	787	8,421
Clifton Savings Bancorp, Inc.	877	8,130
Dime Community Bancshares	1,101	13,906
Doral Financial Corp. (I)(L)	2,191	9,443
ESB Financial Corp.	567	7,309
ESSA Bancorp, Inc.	535	6,709
Federal Home Loan Mortgage Corp. (I)(L)	17,838	22,654
Federal National Mortgage Association (I)(L)	30,524	32,050
First Defiance Financial Corp.	306	3,097
First Financial Holdings, Inc.	357	5,376

405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
First Financial Northwest, Inc.	707	$4,829
First Niagara Financial Group, Inc.	3,952	56,197
Flushing Financial Corp.	852	10,786
Fox Chase Bancorp, Inc. (I)	566	6,118
Home Federal Bancorp, Inc.	671	9,736
Hudson City Bancorp, Inc.	13,948	197,504
K-Fed Bancorp	704	6,280
Kearny Financial Corp.	2,002	20,881
Kentucky First Federal Bancorp.	374	3,923
Legacy Bancorp, Inc.	480	4,555
Meridian Interstate Bancorp, Inc. (I)	801	8,330
MGIC Investment Corp. (I)(L)	3,527	38,691
NASB Financial, Inc.	243	5,618
New York Community Bancorp, Inc. (L)	9,076	150,117
NewAlliance Bancshares, Inc.	2,954	37,279
Northwest Bancshares, Inc.	2,981	34,997
OceanFirst Financial Corp.	500	5,680
Ocwen Financial Corp. (I)	2,439	27,049
Oritani Financial Corp.	1,080	17,356
People’s United Financial, Inc.	9,850	154,054
Provident Financial Services, Inc. (L)	1,700	20,230
Provident New York Bancorp	1,205	11,423
Prudential Bancorp, Inc.	464	3,916
Pulaski Financial Corp.	530	3,551
Radian Group, Inc.	2,428	37,974
Rockville Financial, Inc.	681	8,301
Roma Financial Corp.	982	12,314
TFS Financial Corp.	7,990	106,667
The PMI Group, Inc. (I)(L)	2,545	13,794
TrustCo Bank Corp. (L)	2,219	13,691
United Financial Bancorp, Inc.	563	7,871
ViewPoint Financial Group	843	13,665
Washington Federal, Inc.	2,359	47,935
Waterstone Financial, Inc. (I)	1,123	4,065
Westfield Financial, Inc.	1,024	9,411
WSFS Financial Corp.	227	8,853

		1,428,670

		64,629,125
Health Care - 11.53%
Biotechnology - 1.78%
Abraxis BioScience, Inc. (I)	1,116	57,753
Acorda Therapeutics, Inc. (I)	1,044	35,705
Affymax, Inc. (I)	558	13,074
Alexion Pharmaceuticals, Inc. (I)	2,352	127,878
Alkermes, Inc. (I)	2,654	34,422
Allos Therapeutics, Inc. (I)(L)	2,361	17,542
Alnylam Pharmaceuticals, Inc. (I)(L)	1,141	19,420
AMAG Pharmaceuticals, Inc. (I)	465	16,233
Amgen, Inc. (I)	26,590	1,589,018
Amicus Therapeutics, Inc. (I)	672	2,144
Amylin Pharmaceuticals, Inc. (I)(L)	3,846	86,497
Antigenics, Inc. (I)	2,530	1,839
Arena Pharmaceuticals, Inc. (I)	2,702	8,376
Ariad Pharmaceuticals, Inc. (I)	3,099	10,537
Arqule, Inc. (I)	1,349	7,770
Array BioPharma, Inc. (I)	1,598	4,379
AVI BioPharma, Inc. (I)	2,837	3,376
BioCryst Pharmaceuticals, Inc. (I)	1,071	7,036
Biogen Idec, Inc. (I)	7,657	439,206
BioMarin Pharmaceutical, Inc. (I)(L)	2,803	65,506
BioSpecifics Technologies Corp. (I)	189	5,245
BioTime, Inc. (I)(L)	1,179	8,406
Cel-Sci Corp. (I)	5,736	3,691

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Celera Corp. (I)	2,361	$16,763
Celgene Corp. (I)	12,205	756,222
Cell Therapeutics, Inc. (I)(L)	15,805	8,546
Cephalon, Inc. (I)(L)	1,996	135,289
Cepheid, Inc. (I)(L)	1,673	29,244
Chelsea Therapeutics International, Inc. (I)	1,239	4,398
Clinical Data, Inc. (I)	686	13,308
Cubist Pharmaceuticals, Inc. (I)	1,585	35,726
Curis, Inc. (I)	2,596	7,970
Cytokinetics, Inc. (I)	1,783	5,706
Cytori Therapeutics, Inc. (I)(L)	1,170	5,335
CytRx Corp. (I)	3,286	3,647
Dendreon Corp. (I)(L)	3,090	112,692
Dyax Corp. (I)	2,078	7,086
Emergent Biosolutions, Inc. (I)	819	13,751
Enzon Pharmaceuticals, Inc. (I)(L)	1,414	14,395
Exact Sciences Corp. (I)	1,107	4,926
Exelixis, Inc. (I)	3,023	18,350
Facet Biotech Corp. (I)	704	19,001
Genomic Health, Inc. (I)	792	13,931
Genta, Inc. (I)	1	0
Genzyme Corp. (I)	7,187	372,502
Geron Corp. (I)(L)	2,416	13,723
Gilead Sciences, Inc. (I)	24,024	1,092,612
GTx, Inc. (I)(L)	1,065	3,557
Halozyme Therapeutics, Inc. (I)(L)	2,574	20,566
Hemispherx Biopharma, Inc. (I)	3,124	2,312
Human Genome Sciences, Inc. (I)	4,336	130,947
Idenix Pharmaceuticals, Inc. (I)	1,781	5,022
Idera Pharmaceuticals, Inc. (I)	778	4,831
Immunogen, Inc. (I)	1,426	11,536
Immunomedics, Inc. (I)	2,124	7,052
Incyte Corp. (I)(L)	2,830	39,507
Infinity Pharmaceuticals, Inc. (I)(L)	769	4,691
Inovio Biomedical Corp. (I)	3,243	4,313
Insmed, Inc. (I)	4,240	5,003
InterMune, Inc. (I)(L)	1,228	54,732
Ironwood Pharmaceuticals, Inc. (I)	2,351	31,786
Isis Pharmaceuticals, Inc. (I)	2,645	28,883
Lexicon Genetics, Inc. (I)	4,817	7,129
Ligand Pharmaceuticals, Inc., Class B (I)	3,289	5,756
Mannkind Corp. (I)(L)	2,976	19,523
Martek Biosciences Corp. (I)	947	21,317
Maxygen, Inc. (I)	1,062	6,977
Medivation, Inc. (I)	941	9,871
Metabolix, Inc. (I)	695	8,465
Micromet, Inc. (I)(L)	1,966	15,885
Molecular Insight Pharmaceuticals, Inc. (I)(L)	866	1,134
Momenta Pharmaceuticals, Inc. (I)	1,112	16,647
Myriad Genetics, Inc. (I)	2,549	61,303
Myriad Pharmaceuticals, Inc. (I)	637	2,879
Nabi Biopharmaceuticals (I)	1,647	9,009
Nanosphere, Inc. (I)	723	3,463
Neurocrine Biosciences, Inc. (I)	1,377	3,511
NeurogesX, Inc. (I)(L)	549	5,161
Novavax, Inc. (I)(L)	2,526	5,835
NPS Pharmaceuticals, Inc. (I)	1,558	7,852
OncoGenex Pharmaceutical, Inc. (I)	172	3,531
Onyx Pharmaceuticals, Inc. (I)	1,666	50,446
Opko Health, Inc. (I)(L)	7,123	14,104
Orexigen Therapeutics, Inc. (I)	1,351	7,957
OSI Pharmaceuticals, Inc. (I)	1,578	93,970
Osiris Therapeutics, Inc. (I)	916	6,778
PDL BioPharma, Inc. (L)	3,172	19,698
Pharmasset, Inc. (I)	853	22,860

406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
PharmAthene, Inc. (I)(L)	1,093	$1,574
Poniard Pharmaceuticals, Inc. (I)(L)	1,067	1,227
Progenics Pharmaceuticals, Inc. (I)	935	4,984
Regeneron Pharmaceuticals, Inc. (I)	2,209	58,516
Repligen Corp. (I)	1,028	4,174
Rigel Pharmaceuticals, Inc. (I)	1,052	8,384
Sangamo Biosciences, Inc. (I)(L)	1,269	6,878
Savient Pharmaceuticals, Inc. (I)	1,724	24,912
SciClone Pharmaceuticals, Inc. (I)	1,772	6,255
Seattle Genetics, Inc. (I)	2,722	32,501
SIGA Technologies, Inc. (I)(L)	1,017	6,743
Spectrum Pharmaceuticals, Inc. (I)(L)	1,304	6,011
StemCells, Inc. (I)	3,867	4,486
Synta Pharmaceuticals Corp. (I)	1,395	6,012
Talecris Biotherapeutics Holdings Corp. (I)	2,612	52,031
Targacept, Inc. (I)	710	13,959
Theravance, Inc. (I)(L)	1,722	22,937
Transcept Pharmaceuticals, Inc. (I)	454	3,609
Unigene Laboratories, Inc. (I)	3,320	2,922
United Therapeutics Corp. (I)	1,450	80,229
Vanda Pharmaceuticals, Inc. (I)	745	8,597
Vertex Pharmaceuticals, Inc. (I)	4,854	198,383
Vical, Inc. (I)	1,699	5,709
Zymogenetics, Inc. (I)	2,136	12,239

		6,629,247
Health Care Equipment & Supplies - 2.09%
Abaxis, Inc. (I)(L)	619	16,831
ABIOMED, Inc. (I)	1,107	11,435
Accuray, Inc. (I)	1,632	9,939
Align Technology, Inc. (I)	1,797	34,754
Alphatec Holdings, Inc. (I)	1,822	11,606
American Medical Systems
Holdings, Inc. (I)(L)	2,022	37,569
Analogic Corp.	385	16,451
AngioDynamics, Inc. (I)	711	11,106
Atrion Corp.	60	8,582
ATS Medical, Inc. (I)	2,252	5,855
Baxter International, Inc.	15,987	930,443
Beckman Coulter, Inc.	1,799	112,977
Becton, Dickinson & Company	6,324	497,889
Boston Scientific Corp. (I)	40,219	290,381
Bovie Medical Corp. (I)(L)	621	3,881
C.R. Bard, Inc.	2,558	221,574
Cantel Medical Corp.	469	9,310
Cardiovascular Systems, Inc. (I)	482	2,559
CareFusion Corp. (I)	4,772	126,124
Conceptus, Inc. (I)	873	17,425
CONMED Corp. (I)	843	20,072
CryoLife, Inc. (I)	905	5,855
Cutera, Inc. (I)	480	4,978
Cyberonics, Inc. (I)	793	15,194
Cynosure, Inc. (I)	415	4,665
Delcath Systems, Inc. (I)	997	8,076
DENTSPLY International, Inc.	3,898	135,845
DexCom, Inc. (I)	1,357	13,204
Edwards Lifesciences Corp. (I)	1,476	145,947
Electro-Optical Sciences, Inc. (I)	623	4,623
Endologix, Inc. (I)	1,596	6,448
ev3, Inc. (I)	3,120	49,483
Exactech, Inc. (I)	444	9,311
Gen-Probe, Inc. (I)	1,340	67,000
Greatbatch, Inc. (I)	638	13,519
Haemonetics Corp. (I)	687	39,262
Hansen Medical, Inc. (I)(L)	929	2,127

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
HealthTronics, Inc. (I)	2,195	$7,858
Hill-Rom Holdings, Inc.	1,725	46,937
Hologic, Inc. (I)	6,836	126,739
Hospira, Inc. (I)	4,241	240,253
ICU Medical, Inc. (I)	416	14,331
IDEXX Laboratories, Inc. (I)(L)	1,537	88,454
Immucor, Inc. (I)	1,906	42,675
Insulet Corp. (I)	889	13,415
Integra LifeSciences Holdings Corp. (I)	789	34,582
Intuitive Surgical, Inc. (I)(L)	1,008	350,915
Invacare Corp.	935	24,815
Inverness Medical Innovations, Inc. (I)	2,152	83,820
IRIS International, Inc. (I)	544	5,554
Kensey Nash Corp. (I)	366	8,634
Kinetic Concepts, Inc. (I)	1,887	90,217
MAKO Surgical Corp. (I)	870	11,728
Masimo Corp.	1,554	41,259
Medical Action Industries, Inc. (I)	530	6,503
Medtronic, Inc.	29,396	1,323,702
Meridian Bioscience, Inc.	1,134	23,100
Merit Medical Systems, Inc. (I)	803	12,246
Micrus Endovascular Corp. (I)	581	11,457
Natus Medical, Inc. (I)	818	13,014
Neogen Corp. (I)	640	16,064
NuVasive, Inc. (I)	994	44,929
NxStage Medical, Inc. (I)	1,575	18,034
OraSure Technologies, Inc. (I)	1,614	9,571
Orthofix International NV (I)	515	18,736
Orthovita, Inc. (I)	2,292	9,764
Palomar Medical Technologies, Inc. (I)	607	6,592
Quidel Corp. (I)	938	13,639
ResMed, Inc. (I)	1,986	126,409
Rochester Medical Corp. (I)	396	5,077
Rockwell Medical Technologies, Inc. (I)(L)	562	3,248
RTI Biologics, Inc. (I)	1,876	8,123
Sirona Dental Systems, Inc. (I)	1,471	55,942
Somanetics Corp. (I)	369	7,063
SonoSite, Inc. (I)	506	16,248
Spectranetics Corp. (I)	1,276	8,817
St. Jude Medical, Inc. (I)	8,770	360,009
STAAR Surgical Company (I)	1,275	4,871
Stereotaxis, Inc. (I)	1,375	6,889
STERIS Corp.	1,551	52,207
Stryker Corp.	10,557	604,072
SurModics, Inc. (I)	519	10,868
Symmetry Medical, Inc. (I)	1,095	10,994
Synovis Life Technologies, Inc. (I)	364	5,653
Teleflex, Inc.	1,042	66,761
The Cooper Companies, Inc. (L)	1,212	47,123
Thoratec Corp. (I)	1,516	50,710
TomoTherapy, Inc. (I)	2,050	6,991
TranS1, Inc. (I)	793	2,577
Utah Medical Products, Inc.	176	4,951
Varian Medical Systems, Inc. (I)	3,327	184,083
Vascular Solutions, Inc. (I)	568	5,106
Volcano Corp. (I)	1,303	31,480
West Pharmaceutical Services, Inc.	872	36,580
Wright Medical Group, Inc. (I)	1,085	19,280
Young Innovations, Inc.	301	8,476
Zimmer Holdings, Inc. (I)	5,674	335,901
Zoll Medical Corp. (I)	627	16,528

		7,784,874
Health Care Providers & Services - 2.21%
Aetna, Inc.	11,678	410,015

407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Air Methods Corp. (I)	378	$12,852
Alliance HealthCare Services, Inc. (I)	1,545	8,683
Allied Healthcare International, Inc. (I)	1,783	4,850
Almost Family, Inc. (I)	235	8,857
Amedisys, Inc. (I)(L)	738	40,752
America Service Group, Inc.	295	4,747
American Dental Partners, Inc. (I)	581	7,582
AMERIGROUP Corp. (I)	1,447	48,098
AmerisourceBergen Corp.	7,853	227,109
AMN Healthcare Services, Inc. (I)	997	8,774
AmSurg Corp. (I)	908	19,604
Assisted Living Concepts, Inc. (I)	392	12,873
Bio Reference Labs, Inc. (I)	413	18,160
BioScrip, Inc. (I)	1,289	10,286
Brookdale Senior Living, Inc. (I)	3,227	67,218
Capital Senior Living Corp. (I)	1,094	5,754
Cardinal Health, Inc.	9,545	343,906
CardioNet, Inc. (I)	627	4,797
Catalyst Health Solutions, Inc. (I)	1,207	49,946
Centene Corp. (I)	1,186	28,511
Chemed Corp.	609	33,117
Chindex International, Inc. (I)	484	5,716
CIGNA Corp.	7,242	264,912
Clarient, Inc. (I)	2,206	5,780
Community Health Systems, Inc. (I)	2,527	93,322
Continucare Corp. (I)	2,330	8,621
CorVel Corp. (I)	397	14,193
Coventry Health Care, Inc. (I)	4,086	101,006
Cross Country Healthcare, Inc. (I)	961	9,716
DaVita, Inc. (I)	2,784	176,506
Emdeon, Inc., Class A (I)	3,062	50,584
Emergency Medical Services
Corp., Class A (I)	481	27,201
Emeritus Corp. (I)(L)	1,121	22,812
Express Scripts, Inc. (I)	7,338	746,715
Five Star Quality Care, Inc. (I)	1,299	3,962
Genoptix, Inc. (I)	469	16,645
Gentiva Health Services, Inc. (I)	803	22,709
Hanger Orthopedic Group, Inc. (I)	873	15,871
Health Grades, Inc. (I)	1,002	6,373
Health Management Associates, Inc. (I)	6,719	57,783
Health Net, Inc. (I)	2,862	71,178
Healthsouth Corp. (I)	2,493	46,619
Healthspring, Inc. (I)	1,637	28,811
Healthways, Inc. (I)	1,022	16,424
Henry Schein, Inc. (I)	2,343	138,003
HMS Holdings Corp. (I)	682	34,775
Humana, Inc. (I)	4,561	213,318
inVentiv Health, Inc. (I)	988	22,190
IPC The Hospitalist Company, Inc. (I)	448	15,729
Kindred Healthcare, Inc. (I)	1,082	19,530
Laboratory Corp. of America Holdings (I)	2,891	218,878
Landauer, Inc.	260	16,957
LCA-Vision, Inc. (I)	680	5,658
LHC Group, Inc. (I)	505	16,933
LifePoint Hospitals, Inc. (I)	1,483	54,545
Lincare Holdings, Inc. (I)(L)	1,813	81,367
Magellan Health Services, Inc. (I)	945	41,089
McKesson Corp.	7,047	463,129
MedCath Corp. (I)	602	6,303
Medco Health Solutions, Inc. (I)	11,632	750,962
MEDNAX, Inc. (I)	1,268	73,785
Molina Healthcare, Inc. (I)	765	19,255
MWI Veterinary Supply, Inc. (I)	344	13,898
National Healthcare Corp.	367	12,984

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
National Research Corp.	209	$5,292
Nighthawk Radiology Holdings, Inc. (I)	992	3,155
NovaMed, Inc. (I)	909	3,091
Odyssey HealthCare, Inc. (I)	940	17,023
Omnicare, Inc.	3,219	91,066
Owens & Minor, Inc.	1,113	51,632
Patterson Companies, Inc.	3,230	100,292
PharMerica Corp. (I)	873	15,906
Providence Service Corp. (I)	400	6,076
PSS World Medical, Inc. (I)	1,579	37,122
Psychiatric Solutions, Inc. (I)(L)	1,551	46,220
Quest Diagnostics, Inc.	4,994	291,100
RehabCare Group, Inc. (I)	517	14,099
Res-Care, Inc. (I)	816	9,784
Select Medical Holdings Corp. (I)	555	4,684
Skilled Healthcare Group, Inc. (I)	1,119	6,904
Sun Healthcare Group, Inc. (I)	1,274	12,154
Sunrise Senior Living, Inc. (I)	1,848	9,462
Tenet Healthcare Corp. (I)	13,153	75,235
The Ensign Group, Inc.	555	9,618
Triple-S Management Corp., Class B (I)	927	16,454
UnitedHealth Group, Inc.	30,978	1,012,051
Universal American Financial Corp. (I)	2,120	32,648
Universal Health Services, Inc., Class B	2,496	87,585
US Physical Therapy, Inc. (I)	456	7,934
VCA Antech, Inc. (I)	2,334	65,422
Virtual Radiologic Corp. (I)(L)	584	6,424
WellCare Health Plans, Inc. (I)	1,172	34,926
WellPoint, Inc. (I)	12,040	775,135

		8,257,732
Health Care Technology - 0.13%
Allscripts-Misys Healthcare
Solutions, Inc. (I)(L)	3,780	73,937
AMICAS, Inc. (I)	1,542	9,283
athenahealth, Inc. (I)	902	32,977
Cerner Corp. (I)(L)	2,129	181,093
Computer Programs & Systems, Inc.	284	11,099
Eclipsys Corp. (I)	1,546	30,734
Icad, Inc. (I)	1,996	3,034
MedAssets, Inc. (I)	1,496	31,416
Medidata Solutions, Inc. (I)	654	9,941
MedQuist, Inc.	1,127	8,802
Merge Healthcare, Inc. (I)	1,602	3,316
Omnicell, Inc. (I)	951	13,343
Phase Forward, Inc. (I)	1,211	15,828
Quality Systems, Inc.	736	45,220
Transcend Services, Inc. (I)	304	4,940
Vital Images, Inc. (I)	480	7,762

		482,725
Life Sciences Tools & Services - 0.56%
Accelrys, Inc. (I)	1,119	6,893
Affymetrix, Inc. (I)	2,183	16,023
Albany Molecular Research, Inc. (I)	943	7,874
Bio-Rad Laboratories, Inc. (I)	713	73,810
Bruker Corp. (I)	4,346	63,669
Caliper Life Sciences, Inc. (I)	2,454	9,693
Cambrex Corp. (I)	1,156	4,682
Charles River Laboratories
International, Inc. (I)	1,787	70,247
Covance, Inc. (I)	1,763	108,231
Dionex Corp. (I)	482	36,044
Enzo Biochem, Inc. (I)	1,224	7,368
eResearch Technology, Inc. (I)	1,526	10,545

408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Harvard Bioscience, Inc. (I)	1,347	$5,213
Helicos BioSciences Corp. (I)(L)	2,056	1,624
Illumina, Inc. (I)(L)	3,330	129,537
Kendle International, Inc. (I)	418	7,307
Life Technologies Corp. (I)	4,665	243,840
Luminex Corp. (I)	1,175	19,775
Medtox Scientific, Inc. (I)	380	3,895
Mettler-Toledo International, Inc. (I)	889	97,079
Millipore Corp. (I)	1,462	154,387
Parexel International Corp. (I)	1,601	37,319
PerkinElmer, Inc.	3,114	74,425
Pharmaceutical Product Development, Inc.	3,250	77,188
Sequenom, Inc. (I)(L)	1,676	10,576
Techne Corp.	963	61,333
Thermo Fisher Scientific, Inc. (I)	10,736	552,260
Varian, Inc. (I)	754	39,042
Waters Corp. (I)	2,521	170,268

		2,100,147
Pharmaceuticals - 4.76%
Abbott Laboratories	40,653	2,141,600
Acura Pharmaceuticals, Inc. (I)(L)	1,237	6,667
Akorn, Inc. (I)	3,071	4,699
Allergan, Inc.	8,067	526,936
Ardea Biosciences, Inc. (I)	500	9,130
Auxilium Pharmaceuticals, Inc. (I)(L)	1,169	36,426
AVANIR Pharmaceuticals (I)	2,373	5,505
Biodel, Inc. (I)	697	2,976
BioMimetic Therapeutics, Inc. (I)	576	7,574
Bristol-Myers Squibb Company (L)	44,994	1,201,340
Cadence Pharmaceuticals, Inc. (I)(L)	1,445	13,193
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,183	7,086
Cornerstone Therapeutics, Inc. (I)	733	4,655
Cumberland Pharmaceuticals, Inc. (I)	514	5,412
Cypress Biosciences, Inc. (I)	1,095	5,366
DepoMed, Inc. (I)	1,695	6,017
Discovery Laboratories, Inc. (I)	4,858	2,526
Durect Corp. (I)	2,460	7,405
Eli Lilly & Company	30,488	1,104,275
Endo Pharmaceutical Holdings, Inc. (I)	3,063	72,562
Endo Pharmaceuticals, Inc.	2,544	2,798
Forest Laboratories, Inc. (I)	7,971	249,971
Hi-Tech Pharmacal Company, Inc. (I)	348	7,705
Inspire Pharmaceuticals, Inc. (I)	2,363	14,745
Ista Pharmaceuticals, Inc. (I)	1,316	5,356
Javelin Pharmaceuticals, Inc. (I)	1,955	2,522
Jazz Pharmaceuticals, Inc. (I)	952	10,377
Johnson & Johnson	72,530	4,728,956
K-V Pharmaceutical Company, Class A (I)	1,702	2,996
King Pharmaceuticals, Inc. (I)	6,635	78,028
Lannett Company, Inc. (I)	733	3,115
MAP Pharmaceuticals, Inc. (I)	618	9,820
Medicines Company (I)	1,488	11,666
Medicis Pharmaceutical Corp., Class A	1,569	39,476
Merck & Company, Inc.	80,292	2,998,906
MiddleBrook Pharmaceuticals, Inc. (I)(L)	3,246	974
Mylan, Inc. (I)(L)	8,111	184,201
Nektar Therapeutics (I)	2,635	40,078
Obagi Medical Products, Inc. (I)	733	8,928
Optimer Pharmaceuticals, Inc. (I)	810	9,947
Pain Therapeutics, Inc. (I)	1,329	8,333
Par Pharmaceutical Companies, Inc. (I)	976	24,205
Perrigo Company	2,468	144,921
Pfizer, Inc.	212,204	3,639,299
POZEN, Inc. (I)	921	8,823

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Questcor Pharmaceuticals, Inc. (I)	1,776	$14,616
Salix Pharmaceuticals, Ltd. (I)	1,345	50,101
Santarus, Inc. (I)	1,897	10,206
Sucampo Pharmaceuticals, Inc. (I)	1,224	4,370
SuperGen, Inc. (I)	2,016	6,451
Valeant Pharmaceuticals International (I)(L)	2,169	93,072
ViroPharma, Inc. (I)	2,188	29,822
Vivus, Inc. (I)	2,092	18,242
Watson Pharmaceuticals, Inc. (I)	2,807	117,248
XenoPort, Inc. (I)	786	7,278

		17,758,902

		43,013,627
Industrials - 10.69%
Aerospace & Defense - 2.48%
AAR Corp. (I)	1,066	26,458
Aerovironment, Inc. (I)	594	15,509
Alliant Techsystems, Inc. (I)	846	68,780
American Science & Engineering, Inc.	248	18,580
Applied Signal Technology, Inc.	369	7,225
Argon ST, Inc. (I)	610	16,232
Ascent Solar Technologies, Inc. (I)(L)	683	2,630
Astronics Corp. (I)	363	3,561
BE Aerospace, Inc. (I)	2,726	83,007
Ceradyne, Inc. (I)	743	16,859
Cubic Corp.	710	25,560
Curtiss-Wright Corp.	1,243	43,256
DigitalGlobe, Inc. (I)	1,263	35,301
Ducommun, Inc.	360	7,564
DynCorp International, Inc. (I)	1,730	19,878
Esterline Technologies Corp. (I)	804	39,742
GenCorp, Inc. (I)	1,684	9,700
General Dynamics Corp.	10,208	788,058
GeoEye, Inc. (I)	543	16,019
Goodrich Corp.	3,258	229,754
HEICO Corp., Class A	758	30,077
Herley Industries, Inc. (I)	450	6,597
Hexcel Corp. (I)	2,716	39,219
Honeywell International, Inc.	19,976	904,314
ITT Corp.	4,812	257,971
Kratos Defense & Security Solutions, Inc. (I)	430	6,136
L-3 Communications Holdings, Inc.	3,068	281,121
Ladish Company, Inc. (I)	564	11,370
LMI Aerospace, Inc. (I)	374	6,949
Lockheed Martin Corp.	9,919	825,459
Moog, Inc., Class A (I)	1,160	41,087
Northrop Grumman Corp.	8,376	549,214
Orbital Sciences Corp., Class A (I)	1,668	31,709
Precision Castparts Corp.	3,706	469,587
Raytheon Company	10,279	587,136
Rockwell Collins, Inc.	4,160	260,374
Spirit Aerosystems Holdings, Inc. (I)	3,770	88,143
Stanley, Inc. (I)	658	18,615
Taser International, Inc. (I)	1,850	10,841
Teledyne Technologies, Inc. (I)	1,001	41,311
The Boeing Company	19,315	1,402,462
Todd Shipyards Corp.	249	4,091
TransDigm Group, Inc.	1,270	67,361
Triumph Group, Inc.	462	32,382
United Technologies Corp.	24,629	1,812,941

		9,260,140
Air Freight & Logistics - 0.82%
Air Transport Services Group, Inc. (I)	1,821	6,137
Atlas Air Worldwide Holdings, Inc. (I)	574	30,451

409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
C.H. Robinson Worldwide, Inc.	4,396	$245,517
Dynamex, Inc. (I)	358	6,158
Expeditors International of Washington, Inc.	5,559	205,238
FedEx Corp.	8,275	772,885
Forward Air Corp.	836	21,987
Hub Group, Inc., Class A (I)	1,001	28,008
Pacer International, Inc. (I)	1,286	7,742
Park-Ohio Holdings Corp. (I)	499	4,386
United Parcel Service, Inc., Class B	26,393	1,699,973
UTI Worldwide, Inc.	2,665	40,828

		3,069,310
Airlines - 0.27%
AirTran Holdings, Inc. (I)(L)	3,288	16,703
Alaska Air Group, Inc. (I)	987	40,694
Allegiant Travel Company (I)	537	31,071
AMR Corp. (I)	7,783	70,903
Continental Airlines, Inc. (I)(L)	3,748	82,344
Delta Air Lines, Inc. (I)	20,939	305,500
Hawaiian Holdings, Inc. (I)	1,498	11,040
JetBlue Airways Corp. (I)(L)	8,120	45,310
Pinnacle Airlines Corp. (I)	660	4,904
Republic Airways Holdings, Inc. (I)(L)	1,075	6,364
SkyWest, Inc.	1,517	21,663
Southwest Airlines Company	19,891	262,959
UAL Corp. (I)(L)	3,979	77,789
US Airways Group, Inc. (I)	3,798	27,915

		1,005,159
Building Products - 0.16%
AAON, Inc.	511	11,559
American Woodmark Corp.	421	8,163
Ameron International Corp.	258	16,226
Apogee Enterprises, Inc.	791	12,506
Armstrong World Industries, Inc. (I)	1,493	54,211
Builders FirstSource, Inc. (I)	1,331	4,193
Gibraltar Industries, Inc. (I)	892	11,248
Griffon Corp. (I)	1,664	20,733
Insteel Industries, Inc.	537	5,741
Lennox International, Inc.	1,443	63,954
Masco Corp.	9,545	148,138
Owens Corning, Inc. (I)	3,359	85,453
PGT, Inc. (I)	1,565	2,833
Quanex Building Products Corp.	1,041	17,208
Simpson Manufacturing Company, Inc. (L)	1,316	36,532
Trex Company, Inc. (I)	458	9,751
Universal Forest Products, Inc.	524	20,184
USG Corp. (I)(L)	2,768	47,499

		576,132
Commercial Services & Supplies - 0.69%
ABM Industries, Inc.	1,352	28,662
ACCO Brands Corp. (I)	1,599	12,248
American Reprographics Company (I)	1,377	12,352
APAC Customer Services, Inc. (I)(L)	1,423	8,182
ATC Technology Corp. (I)	616	10,571
Avery Dennison Corp.	3,003	109,339
Bowne & Company, Inc.	864	9,642
Brinks Company	1,204	33,989
Cenveo, Inc. (I)	1,729	14,973
Cintas Corp.	3,995	112,220
Clean Harbors, Inc. (I)	699	38,836
Consolidated Graphics, Inc. (I)	338	13,997
Copart, Inc. (I)	2,183	77,715
Cornell Companies, Inc. (I)	435	7,965
Corrections Corp. of America (I)	3,031	60,196

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Courier Corp.	365	$6,026
Covanta Holding Corp. (I)(L)	4,133	68,856
Deluxe Corp.	1,347	26,159
EnergySolutions, Inc.	2,481	15,953
EnerNOC, Inc. (I)	663	19,678
Ennis, Inc.	783	12,739
Fuel Tech, Inc. (I)	720	5,774
G & K Services, Inc., Class A	538	13,923
Healthcare Services Group, Inc.	1,125	25,189
Heritage-Crystal Clean, Inc. (I)	382	4,317
Herman Miller, Inc.	1,538	27,776
HNI Corp. (L)	1,201	31,983
Innerworkings, Inc. (I)	1,379	7,171
Interface, Inc., Class A	1,615	18,702
Iron Mountain, Inc.	5,373	147,220
KAR Auction Services, Inc. (I)	2,180	32,831
Kimball International, Inc., Class B	1,154	8,020
Knoll, Inc.	1,384	15,570
M&F Worldwide Corp. (I)	562	17,197
McGrath Rentcorp	676	16,379
Metalico, Inc. (I)	1,307	7,829
Mine Safety Appliances Company	994	27,792
Mobile Mini, Inc. (I)	978	15,149
Multi-Color Corp.	402	4,816
Perma-Fix Environmental Services, Inc. (I)	1,860	4,166
Pitney Bowes, Inc. (L)	5,419	132,495
PRGX Global, Inc. (I)	841	4,937
R.R. Donnelley & Sons Company	5,448	116,315
Republic Services, Inc.	10,071	292,260
Rollins, Inc.	2,519	54,612
Schawk, Inc., Class A	795	14,413
Standard Parking Corp. (I)	524	8,604
Standard Register Company	865	4,628
Steelcase, Inc. Class A	3,754	24,288
Stericycle, Inc. (I)	2,241	122,135
SYKES Enterprises, Inc. (I)	1,255	28,664
Team, Inc. (I)	565	9,373
Tetra Tech, Inc. (I)	1,598	36,818
The Geo Group, Inc. (I)	1,360	26,955
Tix Corp. (I)	1,228	1,474
United Stationers, Inc. (I)	615	36,193
US Ecology, Inc.	563	9,064
Viad Corp.	594	12,207
Waste Connections, Inc. (I)	2,098	71,248
Waste Management, Inc.	13,007	447,831

		2,586,616
Construction & Engineering - 0.29%
Aecom Technology Corp. (I)	2,875	81,564
Argan, Inc. (I)	425	5,525
Comfort Systems USA, Inc.	1,100	13,739
Dycom Industries, Inc. (I)	1,168	10,243
EMCOR Group, Inc. (I)	1,714	42,216
Fluor Corp.	4,760	221,388
Furmanite Corp. (I)	1,184	6,145
Granite Construction, Inc.	1,031	31,157
Great Lakes Dredge & Dock Corp.	1,642	8,621
Insituform Technologies, Inc., Class A (I)	1,011	26,903
Integrated Electrical Services, Inc. (I)	455	2,571
Jacobs Engineering Group, Inc. (I)	3,261	147,365
KBR, Inc.	4,225	93,626
Layne Christensen Company (I)	553	14,771
MasTec, Inc. (I)	2,023	25,510
Michael Baker Corp. (I)	244	8,413
MYR Group, Inc. (I)	563	9,183

410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Northwest Pipe Company (I)	260	$5,681
Orion Marine Group, Inc. (I)	705	12,725
Pike Electric Corp. (I)	929	8,658
Quanta Services, Inc. (I)	5,247	100,533
Shaw Group, Inc. (I)	2,222	76,481
Sterling Construction Company, Inc. (I)	376	5,911
Tutor Perini Corp. (I)(L)	1,306	28,406
URS Corp. (I)	2,210	109,638

		1,096,973
Electrical Equipment - 0.70%
A.O. Smith Corp.	799	42,003
A123 Systems Inc (I)(L)	913	12,545
Acuity Brands, Inc. (L)	1,117	47,149
Advanced Battery Technologies, Inc. (I)(L)	1,738	6,778
American Superconductor Corp. (I)(L)	1,208	34,911
AMETEK, Inc.	2,819	116,876
AZZ, Inc.	360	12,186
Baldor Electric Company	1,290	48,246
Belden, Inc.	1,319	36,220
Brady Corp., Class A	1,419	44,159
Capstone Turbine Corp. (I)(L)	5,555	7,055
Chase Corp.	374	4,720
Emerson Electric Company	19,951	1,004,333
Encore Wire Corp.	643	13,374
Ener1, Inc. (I)(L)	3,206	15,164
Energy Conversion Devices, Inc. (I)(L)	1,280	10,022
EnerSys, Inc. (I)	1,280	31,565
Evergreen Solar, Inc. (I)(L)	6,073	6,862
First Solar, Inc. (I)(L)	2,254	276,453
Franklin Electric, Inc.	662	19,853
Fuelcell Energy, Inc. (I)	2,114	5,961
General Cable Corp. (I)	1,394	37,638
GrafTech International, Ltd. (I)	3,243	44,332
Graham Corp.	322	5,793
GT Solar International, Inc. (I)(L)	3,958	20,700
Hubbell, Inc.	1,465	73,880
II-VI, Inc. (I)	835	28,256
LaBarge, Inc. (I)	492	5,437
Lime Energy Co. (I)	623	2,835
LSI Industries, Inc.	780	5,320
Microvision, Inc. (I)(L)	2,370	6,683
Polypore International, Inc. (I)	1,261	22,017
Powell Industries, Inc. (I)	330	10,735
Preformed Line Products Company	156	5,951
Regal-Beloit Corp.	940	55,845
Rockwell Automation, Inc.	3,761	211,970
Roper Industries, Inc.	2,382	137,775
Satcon Technology Corp. (I)(L)	1,997	4,853
Thomas & Betts Corp. (I)	1,403	55,054
Ultralife Corp. (I)	537	2,153
UQM Technologies, Inc. (I)	937	3,945
Valence Technology, Inc. (I)(L)	3,792	3,223
Vicor Corp. (I)	1,302	17,981
Woodward Governor Company	1,831	58,555

		2,617,366
Industrial Conglomerates - 1.92%
3M Company	18,537	1,549,137
Carlisle Companies, Inc.	1,619	61,684
General Electric Company	280,030	5,096,546
McDermott International, Inc. (I)	6,109	164,454
Otter Tail Corp.	1,004	22,048
Raven Industries, Inc.	511	15,069
Seaboard Corp.	32	41,571

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Standex International Corp.	481	$12,395
Textron, Inc.	7,235	153,599
Tredegar Industries, Inc.	946	16,158
United Capital Corp. (I)	279	6,618

		7,139,279
Machinery - 2.01%
3D Systems Corp. (I)	736	10,046
Actuant Corp., Class A	1,836	35,894
AGCO Corp. (I)	2,458	88,168
Alamo Group, Inc.	343	6,857
Albany International Corp., Class A	818	17,612
Altra Holdings, Inc. (I)	837	11,492
American Railcar Industries, Inc.	738	8,974
Ampco-Pittsburgh Corp.	311	7,719
Astec Industries, Inc. (I)	603	17,463
Badger Meter, Inc.	413	15,905
Barnes Group, Inc.	1,453	28,261
Blount International, Inc. (I)	1,452	15,043
Briggs & Stratton Corp.	1,338	26,091
Bucyrus International, Inc.	1,999	131,914
Caterpillar, Inc.	16,502	1,037,151
Chart Industries, Inc. (I)	790	15,800
CIRCOR International, Inc.	491	16,306
CLARCOR, Inc.	1,352	46,630
Colfax Corp. (I)	1,310	15,419
Columbus McKinnon Corp. (I)	576	9,141
Commercial Vehicle Group, Inc. (I)	851	6,059
Crane Company	1,547	54,919
Cummins, Inc.	5,343	330,999
Danaher Corp.	8,497	678,995
Deere & Company	11,211	666,606
Donaldson Company, Inc.	2,014	90,872
Dover Corp.	4,902	229,169
Dynamic Materials Corp.	370	5,779
Eaton Corp.	4,393	332,858
Energy Recovery, Inc. (I)	1,460	9,198
EnPro Industries, Inc. (I)	575	16,721
ESCO Technologies, Inc.	711	22,617
Federal Signal Corp.	1,455	13,110
Flanders Corp. (I)	918	3,488
Flow International Corp. (I)	1,391	4,187
Flowserve Corp.	1,468	161,876
Force Protection, Inc. (I)	1,894	11,402
FreightCar America, Inc.	369	8,915
Gardner Denver, Inc.	1,336	58,837
Graco, Inc.	1,590	50,880
Greenbrier Companies, Inc. (I)	617	6,793
Harsco Corp.	2,144	68,479
Hurco Companies, Inc. (I)	228	3,837
IDEX Corp.	2,091	69,212
Illinois Tool Works, Inc.	13,253	627,662
John Bean Technologies Corp.	744	13,050
Joy Global, Inc.	2,712	153,499
K-Tron International, Inc. (I)	94	14,097
Kadant, Inc. (I)	468	6,744
Kaydon Corp.	893	33,577
Kennametal, Inc.	2,152	60,514
L.B. Foster Company (I)	310	8,956
Lincoln Electric Holdings, Inc.	1,123	61,013
Lindsay Corp.	368	15,239
Met-Pro Corp.	518	5,076
Middleby Corp. (I)	497	28,622
Miller Industries, Inc.	442	5,494
Mueller Industries, Inc.	1,020	27,326

411

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Mueller Water Products, Inc.	3,212	$15,353
NACCO Industries, Inc., Class A	245	18,167
Navistar International Corp. (I)	1,915	85,658
Nordson Corp.	870	59,090
Omega Flex, Inc.	322	3,381
Oshkosh Corp. (I)	2,338	94,315
PACCAR, Inc.	9,662	418,751
Pall Corp.	3,073	124,426
Parker Hannifin Corp.	4,228	273,721
Pentair, Inc.	2,556	91,045
PMFG, Inc. (I)	477	6,311
Portec Rail Products, Inc.	522	6,066
RBC Bearings, Inc. (I)	644	20,524
Robbins & Myers, Inc.	934	22,248
Sauer-Danfoss, Inc. (I)	1,638	21,753
Snap-on, Inc.	1,499	64,967
SPX Corp.	1,297	86,017
Sun Hydraulics, Inc.	480	12,470
Tecumseh Products Company, Class A (I)	727	8,920
Tennant Company	543	14,873
Terex Corp. (I)	2,901	65,882
The Eastern Company	217	2,938
The Gorman-Rupp Company (L)	488	12,415
The Manitowoc Company, Inc.	3,586	46,618
The Toro Company	895	44,007
Timken Company	2,565	76,976
Titan International, Inc.	1,034	9,027
TriMas Corp. (I)	1,283	8,327
Trinity Industries, Inc. (L)	2,167	43,253
Twin Disc, Inc.	407	4,974
Valmont Industries, Inc.	699	57,898
WABCO Holdings, Inc. (I)	1,767	52,869
Wabtec Corp. (L)	1,248	52,566
Watts Water Technologies, Inc., Class A	783	24,320

		7,478,689
Marine - 0.05%
Alexander & Baldwin, Inc.	1,088	35,958
American Commercial Lines, Inc. (I)	399	10,015
Eagle Bulk Shipping, Inc. (I)(L)	1,793	9,521
Excel Maritime Carriers, Ltd. (I)(L)	2,253	13,586
Genco Shipping & Trading, Ltd. (I)	884	18,661
Horizon Lines, Inc. (L)	1,058	5,756
International Shipholding Corp.	238	6,995
Kirby Corp. (I)	1,399	53,372
Navios Maritime Partners LP	653	11,467
OceanFreight, Inc. (I)	3,253	2,446
TBS International PLC, Class A (I)	894	6,526

		174,303
Professional Services - 0.30%
Acacia Research - Acacia Technologies (I)	1,063	11,512
Administaff, Inc.	689	14,703
Barrett Business Services, Inc.	443	6,007
CBIZ, Inc. (I)	1,776	11,668
CDI Corp.	579	8,488
COMSYS IT Partners, Inc.	700	12,236
CoStar Group, Inc. (I)	555	23,044
CRA International, Inc. (I)	339	7,770
Diamond Management & Technology
Consultants, Inc.	983	7,717
Dun & Bradstreet Corp.	1,358	101,062
Equifax, Inc.	3,299	118,104
Exponent, Inc. (I)	387	11,037
FTI Consulting, Inc. (I)	1,378	54,183

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
GP Strategies Corp. (I)	781	$6,529
Heidrick & Struggles International, Inc.	459	12,866
Hill International, Inc. (I)	1,334	7,777
Hudson Highland Group, Inc. (I)	1,157	5,091
Huron Consulting Group, Inc. (I)	570	11,571
ICF International, Inc. (I)	401	9,961
IHS, Inc., Class A (I)	1,646	88,012
Kelly Services, Inc., Class A (I)	1,022	17,027
Kforce, Inc. (I)	1,103	16,777
Korn/Ferry International (I)	1,276	22,521
Manpower, Inc.	2,067	118,067
Navigant Consulting Company (I)	1,367	16,582
Odyssey Marine Exploration, Inc. (I)(L)	1,632	2,138
On Assignment, Inc. (I)	1,155	8,235
Resources Connection, Inc. (I)	1,266	24,269
Robert Half International, Inc. (L)	3,999	121,690
School Specialty, Inc. (I)	555	12,604
SFN Group, Inc. (I)	1,603	12,840
The Advisory Board Company (I)	502	15,813
The Corporate Executive Board Company	955	25,393
Towers Watson & Company	1,108	52,630
TrueBlue, Inc. (I)	1,228	19,034
Verisk Analytics, Inc., Class A (I)	3,300	93,060
Volt Information Sciences, Inc. (I)	717	7,321
VSE Corp.	148	6,092

		1,121,431
Road & Rail - 0.77%
AMERCO, Inc. (I)	553	30,022
Arkansas Best Corp.	705	21,065
Avis Budget Group, Inc. (I)(L)	2,804	32,246
Celadon Group, Inc. (I)	732	10,204
Con-way, Inc.	1,284	45,094
CSX Corp.	10,395	529,106
Dollar Thrifty Automotive Group, Inc. (I)	600	19,278
Genesee & Wyoming, Inc., Class A (I)	1,013	34,564
Heartland Express, Inc. (L)	2,307	38,066
Hertz Global Holdings, Inc. (I)(L)	10,913	109,021
J.B. Hunt Transport Services, Inc.	3,326	119,337
Kansas City Southern (I)	2,587	93,572
Knight Transportation, Inc. (L)	2,199	46,377
Landstar System, Inc.	1,321	55,456
Marten Transport, Ltd. (I)	604	11,905
Norfolk Southern Corp.	9,733	543,977
Old Dominion Freight Lines, Inc. (I)	1,002	33,457
Patriot Transportation Holding, Inc. (I)	101	8,532
Ryder Systems, Inc.	1,485	57,559
Saia, Inc. (I)	413	5,732
Union Pacific Corp.	13,373	980,241
Universal Truckload Services, Inc. (I)	479	8,421
USA Truck, Inc. (I)	336	5,430
Werner Enterprises, Inc.	1,845	42,749
YRC Worldwide, Inc. (I)	1,712	931

		2,882,342
Trading Companies & Distributors - 0.22%
Aceto Corp.	765	4,621
Aircastle, Ltd.	2,188	20,720
Applied Industrial Technologies, Inc.	1,121	27,857
Beacon Roofing Supply, Inc. (I)	1,236	23,645
BlueLinx Holdings, Inc. (I)	1,112	4,237
CAI International, Inc. (I)	810	9,979
DXP Enterprises, Inc. (I)	385	4,916
Fastenal Company (L)	3,934	188,793
GATX Corp.	1,243	35,612

412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. (I)	1,032	$11,125
Houston Wire & Cable Company	549	6,357
Interline Brands, Inc. (I)	945	18,087
Kaman Corp., Class A	747	18,682
Lawson Products, Inc.	337	5,213
MSC Industrial Direct Company, Inc., Class A	1,198	60,763
RSC Holdings, Inc. (I)(L)	2,886	22,973
Rush Enterprises, Inc., Class A (I)	202	2,668
TAL International Group, Inc.	953	19,041
Textainer Group Holdings, Ltd.	1,240	26,722
Titan Machinery, Inc. (I)	547	7,488
United Rentals, Inc. (I)	1,811	16,987
W.W. Grainger, Inc.	1,907	206,185
Watsco, Inc. (L)	724	41,181
WESCO International, Inc. (I)	1,145	39,743

		823,595
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Company LLC (I)	1,369	18,920

		39,850,255
Information Technology - 18.45%
Communications Equipment - 2.23%
3Com Corp. (I)	10,388	79,884
Acme Packet, Inc. (I)	1,568	30,231
ADC Telecommunications, Inc. (I)	2,729	19,949
ADTRAN, Inc. (L)	1,673	44,084
Airvana, Inc. (I)	1,800	13,788
Anaren, Inc. (I)	495	7,049
Arris Group, Inc. (I)	3,375	40,534
Aruba Networks, Inc. (I)	2,482	33,904
Aviat Networks, Inc. (I)	1,841	12,206
Bel Fuse, Inc., Class B	221	4,453
BigBand Networks, Inc. (I)	1,816	6,410
Black Box Corp.	493	15,165
Blue Coat Systems, Inc. (I)	1,094	33,958
Brocade Communications Systems, Inc. (I)	11,151	63,672
Ciena Corp. (I)(L)	2,561	39,030
Cisco Systems, Inc. (I)	151,250	3,937,038
CommScope, Inc. (I)	2,513	70,414
Communications Systems, Inc.	421	5,444
Comtech Telecommunications Corp. (I)	767	24,536
DG Fastchannel, Inc. (I)	586	18,723
Digi International, Inc. (I)	840	8,938
EchoStar Corp., Class A (I)	2,490	50,497
Emcore Corp. (I)(L)	3,034	3,671
EMS Technologies, Inc. (I)	461	7,653
Emulex Corp. (I)	2,386	31,686
Extreme Networks, Inc. (I)	2,882	8,848
F5 Networks, Inc. (I)	2,085	128,248
Finisar Corp. (I)	578	9,080
Globecomm Systems, Inc. (I)	724	5,568
Harmonic, Inc. (I)	2,683	16,930
Harris Corp.	3,480	165,265
Hughes Communications, Inc. (I)	638	17,768
Infinera Corp. (I)	2,615	22,280
InterDigital, Inc. (I)	1,200	33,432
Ixia (I)	1,888	17,502
JDS Uniphase Corp. (I)	6,078	76,157
Juniper Networks, Inc. (I)	13,932	427,434
KVH Industries, Inc. (I)	660	8,705
Loral Space & Communications, Inc. (I)	576	20,229
Motorola, Inc. (I)	61,127	429,112
NETGEAR, Inc. (I)	959	25,030
Network Equipment Technologies, Inc. (I)	1,065	5,868

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Oclaro, Inc. (I)	5,954	$16,374
Oplink Communications, Inc. (I)	711	13,182
OpNext, Inc. (I)	2,972	7,014
Orbcomm, Inc. (I)	1,613	3,468
Palm, Inc. (I)(L)	3,882	14,596
Parkervision, Inc. (I)(L)	1,260	2,142
PC-Tel, Inc. (I)	759	4,691
Plantronics, Inc.	1,334	41,728
Polycom, Inc. (I)	2,271	69,447
Powerwave Technologies, Inc. (I)(L)	4,442	5,553
QUALCOMM, Inc.	44,193	1,855,664
Riverbed Technology, Inc. (I)	1,882	53,449
Seachange International, Inc. (I)	965	6,929
ShoreTel, Inc. (I)	1,372	9,069
Sonus Networks, Inc. (I)	7,810	20,384
Sycamore Networks, Inc.	808	16,249
Symmetricom, Inc. (I)	1,491	8,693
Tekelec, Inc. (I)	1,843	33,469
Tellabs, Inc.	10,753	81,400
UTStarcom, Inc. (I)(L)	4,677	13,049
Viasat, Inc. (I)	875	30,284
WorldGate Communications, Inc. (I)(L)	9,545	4,773

		8,331,980
Computers & Peripherals - 4.45%
3PAR, Inc. (I)(L)	1,716	17,160
ActivIdentity Corp. (I)	1,892	5,373
Adaptec, Inc. (I)	3,575	11,690
Apple, Inc. (I)	23,677	5,562,438
Avid Technology, Inc. (I)	1,119	15,420
Cray, Inc. (I)	1,133	6,741
Dell, Inc. (I)	51,949	779,754
Diebold, Inc.	1,746	55,453
Electronics for Imaging, Inc. (I)	1,518	17,654
EMC Corp. (I)	53,681	968,405
Hewlett-Packard Company	62,311	3,311,830
Hutchinson Technology, Inc. (I)	787	4,911
Hypercom Corp. (I)	2,205	8,511
Imation Corp. (I)	1,139	12,540
Immersion Corp. (I)	969	4,845
Intermec, Inc. (I)	1,761	24,971
International Business Machines Corp.	33,988	4,358,961
Intevac, Inc. (I)	761	10,517
Isilon Systems, Inc. (I)	1,880	16,187
Lexmark International, Inc. (I)	2,094	75,552
NCR Corp. (I)	4,339	59,878
NetApp, Inc. (I)	8,921	290,468
Novatel Wireless, Inc. (I)	922	6,205
QLogic Corp. (I)	3,131	63,559
Quantum Corp. (I)	5,993	15,762
Rimage Corp. (I)	343	4,960
SanDisk Corp. (I)	6,047	209,408
Seagate Technology (I)	13,144	240,009
Silicon Graphics International Corp. (I)	1,010	10,797
STEC, Inc. (I)(L)	1,348	16,149
Stratasys, Inc. (I)	669	16,310
Super Micro Computer, Inc. (I)	1,097	18,956
Synaptics, Inc. (I)(L)	934	25,788
Teradata Corp. (I)	4,533	130,958
Western Digital Corp. (I)	5,934	231,367

		16,609,487
Electronic Equipment, Instruments & Components - 0.89%
Agilent Technologies, Inc. (I)	9,197	316,285
Agilysys, Inc.	745	8,322

413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Amphenol Corp., Class A	4,554	$192,133
Anixter International, Inc. (I)	952	44,601
Arrow Electronics, Inc. (I)	3,132	94,367
Avnet, Inc. (I)	4,001	120,030
AVX Corp.	4,525	64,255
Benchmark Electronics, Inc. (I)	1,831	37,975
Brightpoint, Inc. (I)	2,336	17,590
Checkpoint Systems, Inc. (I)	1,171	25,903
Cogent, Inc. (I)	2,454	25,031
Cognex Corp.	1,145	21,171
Coherent, Inc. (I)	733	23,427
Comverge, Inc. (I)	665	7,521
Corning, Inc.	41,292	834,511
CPI International, Inc. (I)	558	7,399
CTS Corp.	1,164	10,965
Daktronics, Inc.	1,228	9,357
DDi Corp. (I)	999	5,664
Dolby Laboratories, Inc. (I)	3,025	177,477
DTS, Inc. (I)	499	16,986
Echelon Corp. (I)(L)	1,217	10,916
Electro Rent Corp.	723	9,493
Electro Scientific Industries, Inc. (I)	929	11,900
FARO Technologies, Inc. (I)	531	13,673
FLIR Systems, Inc. (I)(L)	4,047	114,125
Gerber Scientific, Inc. (I)	910	5,651
ICx Technologies, Inc. (I)(L)	1,119	7,799
Ingram Micro, Inc., Class A (I)	4,298	75,430
Insight Enterprises, Inc. (I)	1,327	19,056
IPG Photonics Corp. (I)	1,325	19,610
Itron, Inc. (I)	1,076	78,085
Jabil Circuit, Inc.	5,760	93,254
L-1 Identity Solutions, Inc. (I)	2,454	21,914
Littelfuse, Inc. (I)	648	24,630
Maxwell Technologies, Inc. (I)	713	8,834
Measurement Specialties, Inc. (I)	680	10,003
Mercury Computer Systems, Inc. (I)	689	9,453
Methode Electronics, Inc.	1,251	12,385
Molex, Inc.	4,616	96,290
MTS Systems Corp.	513	14,892
Multi-Fineline Electronix, Inc. (I)	701	18,058
National Instruments Corp.	2,012	67,100
Newport Corp. (I)	1,251	15,638
OSI Systems, Inc. (I)	502	14,081
Park Electrochemical Corp.	598	17,187
PC Connection, Inc. (I)	930	5,766
Plexus Corp. (I)	1,082	38,984
Power-One, Inc. (I)(L)	3,052	12,879
RadiSys Corp. (I)	757	6,783
Rofin-Sinar Technologies, Inc. (I)	844	19,091
Rogers Corp. (I)	496	14,389
Sanmina-SCI Corp. (I)	2,310	38,115
Scansource, Inc. (I)	738	21,240
Smart Modular Technologies (WWH), Inc. (I)	2,012	15,513
Spectrum Control, Inc. (I)	494	5,775
SYNNEX Corp. (I)	905	26,752
Tech Data Corp. (I)	1,312	54,973
Technitrol, Inc.	1,242	6,558
Trimble Navigation, Ltd. (I)	3,207	92,105
TTM Technologies, Inc. (I)	1,323	11,748
Universal Display Corp. (I)	1,031	12,135
Vishay Intertechnology, Inc. (I)	5,173	52,920
X-Rite, Inc. (I)	3,383	10,250

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	749	$6,913

		3,303,316
Internet Software & Services - 2.03%
Akamai Technologies, Inc. (I)	4,583	143,952
AOL, Inc. (I)	2,864	72,402
Art Technology Group, Inc. (I)	3,679	16,224
comScore, Inc. (I)	810	13,519
Constant Contact, Inc. (I)	800	18,576
DealerTrack Holdings, Inc. (I)	1,129	19,283
Dice Holdings, Inc. (I)	1,976	15,018
Digital River, Inc. (I)	1,018	30,845
DivX, Inc. (I)	1,043	7,468
Earthlink, Inc.	2,844	24,288
eBay, Inc. (I)	34,273	923,657
Equinix, Inc. (I)	1,027	99,968
Google, Inc., Class A (I)	8,345	4,731,698
GSI Commerce, Inc. (I)	1,464	40,509
IAC/InterActiveCorp (I)	3,606	82,000
InfoSpace, Inc. (I)	1,055	11,658
Innodata Isogen, Inc. (I)	846	3,426
Internap Network Services Corp. (I)	1,633	9,145
Internet Brands, Inc., Class A (I)	1,229	11,331
Internet Capital Group, Inc. (I)	1,200	10,140
iPass, Inc. (I)	3,560	4,094
J2 Global Communications, Inc. (I)	1,205	28,197
Keynote Systems, Inc.	538	6,128
Limelight Networks, Inc. (I)	2,367	8,663
Liquidity Services, Inc. (I)	856	9,878
LivePerson, Inc. (I)	1,655	12,694
LogMeIn, Inc. (I)	619	12,807
LoopNet, Inc. (I)	1,043	11,723
Marchex, Inc., Class B	1,314	6,715
ModusLink Global Solutions, Inc. (I)	1,434	12,089
Monster Worldwide, Inc. (I)	3,408	56,607
Move, Inc. (I)	4,559	9,528
NIC, Inc.	1,839	14,473
OpenTable, Inc. (I)	616	23,488
Openwave Systems, Inc. (I)	3,126	7,190
Perficient, Inc. (I)	924	10,413
Rackspace Hosting, Inc. (I)	3,199	59,917
RealNetworks, Inc. (I)	3,896	18,818
Saba Software, Inc. (I)	1,179	5,836
SAVVIS, Inc. (I)	1,542	25,443
Support.com, Inc. (I)	1,821	5,955
Switch & Data Facilities Company, Inc. (I)	979	17,387
TechTarget, Inc. (I)	1,366	7,144
Terremark Worldwide, Inc. (I)	1,771	12,415
The Knot, Inc. (I)	932	7,288
Travelzoo, Inc. (I)	440	6,604
United Online, Inc.	2,301	17,211
ValueClick, Inc. (I)	2,418	24,519
VeriSign, Inc. (I)(L)	5,134	133,535
Vocus, Inc. (I)	554	9,446
Web.com Group, Inc. (I)	914	4,981
WebMD Health Corp. (I)(L)	1,368	63,448
Yahoo!, Inc. (I)	37,315	616,817
Zix Corp. (I)(L)	2,922	6,750

		7,563,308
IT Services - 1.83%
Acxiom Corp. (I)	2,153	38,625
Alliance Data Systems Corp. (I)(L)	1,412	90,354
Automatic Data Processing, Inc.	13,240	588,783

414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	3,631	$77,631
CACI International, Inc., Class A (I)	775	37,859
Cass Information Systems, Inc.	265	8,255
CIBER, Inc. (I)	2,107	7,880
Cognizant Technology Solutions
Corp., Class A (I)	7,764	395,809
Computer Sciences Corp. (I)	3,967	216,162
Computer Task Group, Inc. (I)	836	6,061
Convergys Corp. (I)	3,222	39,502
CSG Systems International, Inc. (I)	971	20,352
Cybersource Corp. (I)	1,917	33,816
DST Systems, Inc.	1,298	53,802
Dynamics Research Corp. (I)	455	5,128
eLoyalty Corp. (I)	575	3,237
Euronet Worldwide, Inc. (I)(L)	1,367	25,194
Exlservice Holdings, Inc. (I)	874	14,578
Fidelity National Information Services, Inc.	9,399	220,313
Fiserv, Inc. (I)	4,043	205,223
Forrester Research, Inc. (I)	672	20,207
Gartner Group, Inc., Class A (I)	2,530	56,267
Genpact, Ltd. (I)	5,702	95,623
Global Cash Access Holdings, Inc. (I)	2,039	16,659
Global Payments, Inc.	2,117	96,429
Heartland Payment Systems, Inc.	1,118	20,795
Hewitt Associates, Inc. (I)	2,439	97,023
iGate Corp.	1,543	15,013
infoGROUP, Inc. (I)	1,682	13,120
Information Services Group, Inc. (I)	1,370	4,672
Integral Systems, Inc. (I)	588	5,662
Lender Processing Services, Inc.	2,504	94,526
Lionbridge Technologies, Inc. (I)	2,383	8,650
ManTech International Corp. (I)	576	28,126
MasterCard, Inc. (L)	3,434	872,236
MAXIMUS, Inc.	456	27,784
MoneyGram International, Inc. (I)(L)	2,451	9,338
NCI, Inc. (I)	381	11,518
NeuStar, Inc., Class A (I)	1,995	50,274
Online Resources Corp. (I)	853	3,438
Paychex, Inc.	9,541	292,909
RightNow Technologies, Inc. (I)	942	16,824
SAIC, Inc. (I)	10,386	183,832
Sapient Corp.	3,595	32,858
SRA International, Inc., Class A (I)	1,527	31,746
StarTek, Inc. (I)	575	3,996
Syntel, Inc.	1,091	41,971
TeleTech Holdings, Inc. (I)	1,630	27,840
The Hackett Group, Inc. (I)	1,412	3,925
The Western Union Company	18,582	315,151
Tier Technologies, Inc., Class B (I)	780	6,209
TNS, Inc. (I)	699	15,588
Total Systems Services, Inc. (L)	5,117	80,132
Unisys Corp. (I)	1,057	36,879
VeriFone Holdings, Inc. (I)	2,305	46,584
Virtusa Corp. (I)	767	7,908
Visa, Inc., Class A (L)	22,249	2,025,326
Wright Express Corp. (I)	1,001	30,150

		6,835,752
Office Electronics - 0.11%
Xerox Corp.	35,718	348,251
Zebra Technologies Corp., Class A (I)	1,564	46,294

		394,545
Semiconductors & Semiconductor Equipment - 2.58%
Actel Corp. (I)	800	11,080

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Advanced Analogic Technologies, Inc. (I)	1,477	$5,155
Advanced Energy Industries, Inc. (I)	1,204	19,938
Advanced Micro Devices, Inc. (I)	18,127	168,037
Altera Corp.	7,706	187,333
Amkor Technology, Inc. (I)(L)	5,017	35,470
Anadigics, Inc. (I)	1,989	9,667
Analog Devices, Inc.	7,661	220,790
Applied Materials, Inc.	35,406	477,273
Applied Micro Circuits Corp. (I)	1,899	16,388
Atheros Communications, Inc. (I)	1,661	64,297
Atmel Corp. (I)	12,094	60,833
ATMI, Inc. (I)	901	17,398
Broadcom Corp., Class A	12,988	430,942
Brooks Automation, Inc. (I)	1,846	16,282
Cabot Microelectronics Corp. (I)	645	24,400
Cavium Networks, Inc. (I)	1,155	28,713
Ceva, Inc. (I)	691	8,057
Cirrus Logic, Inc. (I)	1,933	16,218
Cohu, Inc.	781	10,754
Conexant Systems, Inc. (I)	1,652	5,617
Cree, Inc. (I)	2,419	169,862
Cymer, Inc. (I)	764	28,497
Cypress Semiconductor Corp. (I)	4,205	48,358
Diodes, Inc. (I)	1,172	26,253
DSP Group, Inc. (I)	1,003	8,355
Entegris, Inc. (I)	3,688	18,588
Entropic Communications, Inc. (I)	2,182	11,085
Exar Corp. (I)	1,351	9,525
Fairchild Semiconductor International, Inc. (I)	3,441	36,647
FEI Company (I)	1,069	24,491
FormFactor, Inc. (I)	1,333	23,674
GSI Technology, Inc. (I)	1,059	4,935
Hittite Microwave Corp. (I)	781	34,341
Integrated Device Technology, Inc. (I)	4,831	29,614
Integrated Silicon Solution, Inc. (I)	1,378	14,538
Intel Corp.	145,051	3,228,835
International Rectifier Corp. (I)	1,924	44,060
Intersil Corp.	3,429	50,612
IXYS Corp. (I)	925	7,900
KLA-Tencor Corp.	4,511	139,480
Kopin Corp. (I)	2,081	7,700
Kulicke & Soffa Industries, Inc. (I)	1,889	13,695
Lam Research Corp. (I)	3,302	123,231
Lattice Semiconductor Corp. (I)	3,796	13,931
Linear Technology Corp.	5,826	164,759
LSI Corp. (I)	17,557	107,449
LTX-Credence Corp. (I)	4,659	14,117
Marvell Technology Group, Ltd. (I)	16,444	335,129
Mattson Technology, Inc. (I)	1,852	8,556
Maxim Integrated Products, Inc.	8,062	156,322
MEMC Electronic Materials, Inc. (I)	5,989	91,811
Micrel, Inc.	1,978	21,085
Microchip Technology, Inc. (L)	4,788	134,830
Micron Technology, Inc. (I)	22,641	235,240
Microsemi Corp. (I)	2,261	39,206
Microtune, Inc. (I)	1,931	5,272
MIPS Technologies, Inc., Class A (I)	1,405	6,266
MKS Instruments, Inc. (I)	1,400	27,426
Monolithic Power Systems, Inc. (I)	933	20,806
Nanometrics, Inc. (I)	693	6,570
National Semiconductor Corp.	6,320	91,324
Netlogic Microsystems, Inc. (I)	1,186	34,904
Novellus Systems, Inc. (I)	2,543	63,575
NVE Corp. (I)	141	6,387
NVIDIA Corp. (I)(L)	14,498	251,975

415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
OmniVision Technologies, Inc. (I)	1,412	$24,258
ON Semiconductor Corp. (I)	11,255	90,040
Pericom Semiconductor Corp. (I)	831	8,900
Photronics, Inc. (I)	1,673	8,516
PLX Technology, Inc. (I)	1,191	6,277
PMC-Sierra, Inc. (I)	5,965	53,208
Power Integrations, Inc.	717	29,540
Rambus, Inc. (I)	2,840	62,054
RF Micro Devices, Inc. (I)	7,408	36,892
Rubicon Technology, Inc. (I)(L)	613	12,383
Rudolph Technologies, Inc. (I)	1,148	9,838
Semtech Corp. (I)	1,609	28,045
Sigma Designs, Inc. (I)(L)	749	8,786
Silicon Image, Inc. (I)	2,326	7,025
Silicon Laboratories, Inc. (I)	1,162	55,393
Silicon Storage Technology, Inc. (I)	3,135	9,530
Skyworks Solutions, Inc. (I)(L)	4,542	70,855
Standard Microsystems Corp. (I)	628	14,620
Supertex, Inc. (I)	344	8,803
Techwell, Inc. (I)	736	13,763
Teradyne, Inc. (I)(L)	4,766	53,236
Tessera Technologies, Inc. (I)	1,354	27,459
Texas Instruments, Inc.	33,413	817,616
Trident Microsystems, Inc. (I)	2,344	4,079
TriQuint Semiconductor, Inc. (I)	4,121	28,847
Ultra Clean Holdings, Inc. (I)	864	7,361
Ultratech, Inc. (I)	666	9,058
Varian Semiconductor Equipment
Associates, Inc. (I)	1,917	63,491
Veeco Instruments, Inc. (I)	883	38,411
Virage Logic Corp. (I)	1,172	9,212
Volterra Semiconductor Corp. (I)	760	19,076
White Electronic Designs Corp. (I)	1,178	8,246
Xilinx, Inc.	7,217	184,034
Zoran Corp. (I)	1,439	15,484

		9,620,194
Software - 4.33%
ACI Worldwide, Inc. (I)	975	20,095
Activision Blizzard, Inc.	33,845	408,171
Actuate Corp. (I)	1,414	7,904
Adobe Systems, Inc. (I)	13,939	493,022
Advent Software, Inc. (I)	672	30,072
American Software, Inc., Class A	872	5,066
ANSYS, Inc. (I)	2,330	100,516
ArcSight, Inc. (I)	849	23,899
Ariba, Inc. (I)	2,434	31,277
Autodesk, Inc. (I)	6,106	179,639
Blackbaud, Inc.	1,182	29,775
Blackboard, Inc. (I)	852	35,494
BMC Software, Inc. (I)	4,803	182,514
Bottomline Technologies, Inc. (I)	774	13,026
CA, Inc.	13,858	325,247
Cadence Design Systems, Inc. (I)	7,295	48,585
Callidus Software, Inc. (I)	1,128	4,095
Chordiant Software, Inc. (I)	990	5,019
Citrix Systems, Inc. (I)	4,829	229,233
CommVault Systems, Inc. (I)	1,153	24,617
Compuware Corp. (I)	6,330	53,172
Concur Technologies, Inc. (I)	1,309	53,682
Deltek, Inc. (I)	1,824	13,935
DemandTec, Inc. (I)	790	5,491
Digimarc Corp. (I)	336	5,803
Double-Take Software, Inc. (I)	700	6,237
Ebix, Inc. (I)	840	13,415

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc. (I)	8,659	$161,577
Epicor Software Corp. (I)	1,781	17,026
EPIQ Systems, Inc. (I)	981	12,194
ePlus, Inc. (I)	333	5,844
FactSet Research Systems, Inc. (L)	1,230	90,245
Fair Isaac Corp.	1,314	33,297
FalconStor Software, Inc. (I)	1,665	5,794
GSE Systems, Inc. (I)	655	3,544
Guidance Software, Inc. (I)	970	5,578
Informatica Corp. (I)	2,347	63,040
Interactive Intelligence, Inc. (I)	531	9,924
Intuit, Inc. (I)	8,500	291,890
Jack Henry & Associates, Inc.	2,154	51,825
JDA Software Group, Inc. (I)	1,064	29,600
Kenexa Corp. (I)	756	10,395
Lawson Software, Inc. (I)	4,459	29,474
Manhattan Associates, Inc. (I)	670	17,072
McAfee, Inc. (I)	4,135	165,938
Mentor Graphics Corp. (I)	2,654	21,285
MICROS Systems, Inc. (I)	2,092	68,785
Microsoft Corp.	229,740	6,724,490
MicroStrategy, Inc., Class A (I)	319	27,137
Monotype Imaging Holdings, Inc. (I)	1,150	11,190
Netscout Systems, Inc. (I)	1,140	16,861
NetSuite, Inc. (I)(L)	1,736	25,241
Novell, Inc. (I)	9,345	55,977
Nuance Communications, Inc. (I)	7,133	118,693
Opnet Technologies, Inc.	643	10,365
Oracle Corp.	131,786	3,385,582
Parametric Technology Corp. (I)	3,071	55,432
Pegasystems, Inc.	963	35,631
Phoenix Technology, Ltd. (I)	1,283	4,131
PLATO Learning, Inc. (I)	1,133	6,299
Progress Software Corp. (I)	1,066	33,504
PROS Holdings, Inc. (I)	914	9,030
QAD, Inc. (I)	1,397	7,334
Quest Software, Inc. (I)	2,298	40,881
Radiant Systems, Inc. (I)	1,026	14,641
Red Hat, Inc. (I)	4,977	145,677
Renaissance Learning, Inc.	873	14,169
Rosetta Stone, Inc. (I)	575	13,674
Rovi Corp. (I)	2,688	99,805
S1 Corp. (I)	1,603	9,458
Salesforce.com, Inc. (I)(L)	3,296	245,387
Smith Micro Software, Inc. (I)	909	8,036
SolarWinds, Inc. (I)	1,781	38,576
Solera Holdings, Inc.	1,844	71,271
Sonic Solutions (I)	1,079	10,110
SonicWALL, Inc. (I)	1,581	13,739
Sourcefire, Inc. (I)	755	17,327
SRS Labs, Inc. (I)	585	5,815
SuccessFactors, Inc. (I)	1,586	30,197
Sybase, Inc. (I)	2,102	97,995
Symantec Corp. (I)	21,695	367,079
Symyx Technologies, Inc. (I)	1,059	4,755
Synchronoss Technologies, Inc. (I)	882	17,084
Synopsys, Inc. (I)	3,762	84,156
Take-Two Interactive Software, Inc. (I)	2,201	21,680
Taleo Corp. (I)	866	22,438
TeleCommunication Systems, Inc. (I)	1,195	8,759
THQ, Inc. (I)(L)	2,106	14,763
TIBCO Software, Inc. (I)	4,623	49,882
TiVo, Inc. (I)	2,915	49,905
Tyler Technologies, Inc. (I)	981	18,384
Ultimate Software Group, Inc. (I)	692	22,801

416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Unica Corp. (I)	738	$6,561
VASCO Data Security International, Inc. (I)	1,108	9,141
VirnetX Holding Corp. (I)(L)	1,385	6,648
VMware, Inc., Class A (I)	10,423	555,546
Websense, Inc. (I)	1,276	29,055

		16,135,620

		68,794,202
Materials - 4.06%
Chemicals - 2.14%
A. Schulman, Inc.	733	17,937
Air Products & Chemicals, Inc.	5,560	411,162
Airgas, Inc.	2,155	137,101
Albemarle Corp.	2,404	102,483
Altair Nanotechnologies, Inc. (I)(L)	3,215	2,315
American Vanguard Corp.	747	6,088
Ampal American Israel Corp. (I)	1,959	5,446
Arch Chemicals, Inc.	724	24,898
Ashland, Inc.	1,966	103,746
Balchem Corp.	750	18,488
Cabot Corp.	1,797	54,629
Calgon Carbon Corp. (I)(L)	1,497	25,629
Celanese Corp., Series A	3,791	120,743
CF Industries Holdings, Inc.	1,278	116,528
Chemtura Corp. (I)	2,264	3,102
Cytec Industries, Inc.	1,316	61,510
E.I. Du Pont de Nemours & Company	24,021	894,542
Eastman Chemical Company	1,923	122,457
Ecolab, Inc.	6,261	275,171
Ferro Corp. (I)	1,460	12,833
FMC Corp.	1,913	115,813
Georgia Gulf Corp. (I)	507	9,374
H.B. Fuller Company	1,351	31,357
Hawkins, Inc. (L)	354	8,567
Huntsman Corp.	6,476	78,036
ICO, Inc.	1,090	8,807
Innophos Holdings, Inc.	581	16,210
International Flavors & Fragrances, Inc.	2,072	98,772
Intrepid Potash, Inc. (I)(L)	2,023	61,358
KMG Chemicals, Inc.	429	7,542
Koppers Holdings, Inc.	586	16,596
Kronos Worldwide, Inc. (I)	1,380	20,217
Landec Corp. (I)	808	5,357
LSB Industries, Inc. (I)	629	9,586
Lubrizol Corp.	1,774	162,711
Minerals Technologies, Inc.	534	27,683
Monsanto Company	14,515	1,036,661
Nalco Holding Company	3,679	89,510
NewMarket Corp.	395	40,681
NL Industries, Inc.	1,366	11,720
Olin Corp.	2,109	41,379
OM Group, Inc. (I)	851	28,832
Omnova Solutions, Inc. (I)	1,287	10,103
PolyOne Corp. (I)	2,700	27,648
PPG Industries, Inc.	4,370	285,798
Praxair, Inc.	8,127	674,541
Quaker Chemical Corp.	385	10,437
Rockwood Holdings, Inc. (I)	2,035	54,172
RPM International, Inc.	3,418	72,940
Senomyx, Inc. (I)	1,183	3,874
Sensient Technologies Corp.	1,315	38,214
Sigma-Aldrich Corp.	3,199	171,658
Solutia, Inc. (I)	3,186	51,326
Spartech Corp. (I)	1,032	12,074

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Stepan Company	276	$15,426
Terra Industries, Inc.	2,644	120,989
Terra Nitrogen Company LP	474	35,920
The Dow Chemical Company	30,398	898,869
The Mosaic Company	11,827	718,727
The Scotts Miracle-Gro Company, Class A	1,702	78,888
Valhi, Inc.	3,092	60,851
Valspar Corp.	2,623	77,326
W.R. Grace & Company (I)	1,933	53,660
Westlake Chemical Corp.	1,734	44,720
Zep, Inc.	592	12,953
Zoltek Companies, Inc. (I)	1,063	10,247

		7,984,938
Construction Materials - 0.09%
Eagle Materials, Inc.	1,156	30,680
Headwaters, Inc. (I)	1,293	5,935
Martin Marietta Materials, Inc. (L)	1,162	97,085
Texas Industries, Inc.	754	25,764
United States Lime & Minerals, Inc. (I)	188	7,270
Vulcan Materials Company (L)	3,312	156,459

		323,193
Containers & Packaging - 0.32%
AEP Industries, Inc. (I)	191	4,970
AptarGroup, Inc.	1,758	69,177
Ball Corp.	2,490	132,916
Bemis Company, Inc.	2,790	80,129
Boise, Inc. (I)	2,305	14,130
Bway Holding Company (I)	619	12,442
Crown Holdings, Inc. (I)	4,270	115,119
Graphic Packaging Holding Company (I)	9,597	34,645
Greif, Inc., Class A	1,237	67,936
Myers Industries, Inc.	1,042	10,920
Owens-Illinois, Inc. (I)	4,492	159,646
Packaging Corp. of America	2,704	66,545
Pactiv Corp. (I)	3,489	87,853
Rock-Tenn Company, Class A	999	45,524
Sealed Air Corp.	4,187	88,262
Silgan Holdings, Inc.	992	59,748
Sonoco Products Company	2,535	78,053
Temple-Inland, Inc.	2,763	56,448

		1,184,463
Metals & Mining - 1.28%
A. M. Castle & Company (I)	676	8,842
AK Steel Holding Corp.	2,984	68,214
Alcoa, Inc.	26,017	370,482
Allegheny Technologies, Inc.	2,632	142,102
Allied Nevada Gold Corp. (I)(L)	2,057	34,084
AMCOL International Corp.	862	23,446
Brush Engineered Materials, Inc. (I)	572	12,910
Carpenter Technology Corp.	1,231	45,055
Century Aluminum Company (I)	2,188	30,107
Cliffs Natural Resources, Inc.	3,502	248,467
Coeur d’Alene Mines Corp. (I)	2,046	30,649
Commercial Metals Company	3,054	45,993
Compass Minerals International, Inc.	855	68,597
Freeport-McMoRan Copper & Gold, Inc.	10,959	915,515
General Moly, Inc. (I)	2,580	8,566
Globe Specialty Metals, Inc. (I)	2,036	22,783
Haynes International, Inc.	347	12,329
Hecla Mining Company (I)(L)	6,341	34,685
Horsehead Holding Corp. (I)	991	11,733
Kaiser Aluminum Corp.	550	21,214
Newmont Mining Corp.	12,733	648,492

417

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Nucor Corp.	8,389	$380,693
Olympic Steel, Inc.	327	10,677
Reliance Steel & Aluminum Company	1,965	96,737
Royal Gold, Inc.	1,073	49,583
RTI International Metals, Inc. (I)	665	20,169
Schnitzer Steel Industries, Inc.	601	31,571
Southern Copper Corp.	22,566	714,665
Steel Dynamics, Inc.	5,772	100,837
Stillwater Mining Company (I)	2,681	34,799
Titanium Metals Corp. (I)	4,964	82,353
United States Steel Corp. (L)	3,848	244,425
Universal Stainless & Alloy Products, Inc. (I)	261	6,261
US Gold Corp. (I)	3,164	8,543
Walter Energy, Inc.	1,410	130,101
WHX Corp. (I)	1,606	3,887
Worthington Industries, Inc.	2,197	37,986

		4,757,552
Paper & Forest Products - 0.23%
Buckeye Technologies, Inc. (I)	1,094	14,310
Clearwater Paper Corp. (I)	305	15,021
Deltic Timber Corp.	345	15,197
Domtar Corp. (I)	1,121	72,204
International Paper Company	11,487	282,695
KapStone Paper and Packaging Corp. (I)	943	11,193
Louisiana-Pacific Corp. (I)	3,038	27,494
MeadWestvaco Corp.	4,486	114,617
Neenah Paper, Inc.	542	8,585
P.H. Glatfelter Company	1,342	19,446
Pope Resources LP	223	5,889
Schweitzer-Mauduit International, Inc.	401	19,072
Verso Paper Corp. (I)	1,712	5,204
Wausau Paper Corp. (I)	1,421	12,135
Weyerhaeuser Company	5,628	254,780

		877,842

		15,127,988
Telecommunication Services - 2.47%
Diversified Telecommunication Services - 1.97%
Alaska Communications Systems
Group, Inc. (L)	1,383	11,230
AT&T, Inc.	155,086	4,007,422
Atlantic Tele-Network, Inc.	401	18,017
Cbeyond, Inc. (I)	797	10,903
CenturyTel, Inc. (L)	7,695	272,865
Cincinnati Bell, Inc. (I)	5,682	19,376
Cogent Communications Group, Inc. (I)	1,291	13,439
Consolidated Communications Holdings, Inc.	923	17,500
Frontier Communications Corp. (L)	8,015	59,632
General Communication, Inc., Class A (I)	1,535	8,857
Global Crossing, Ltd. (I)	1,611	24,407
Globalstar, Inc. (I)	4,907	6,674
HickoryTech Corp.	781	6,896
Iowa Telecommunications Services, Inc.	965	16,116
Level 3 Communications, Inc. (I)	44,988	72,881
Neutral Tandem, Inc. (I)	876	13,998
PAETEC Holding Corp. (I)	4,275	20,007
Premiere Global Services, Inc. (I)	1,746	14,422
Qwest Communications International, Inc. (L)	45,687	238,486
SureWest Communications (I)	455	3,908
TW Telecom, Inc. (I)	3,958	71,838
Verizon Communications, Inc.	74,241	2,302,956
Vonage Holdings Corp. (I)(L)	4,921	6,643

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Windstream Corp. (L)	11,766	$128,132

		7,366,605
Wireless Telecommunication Services - 0.50%
American Tower Corp., Class A (I)	10,439	444,806
Clearwire Corp. (I)(L)	19,520	139,568
Crown Castle International Corp. (I)(L)	7,720	295,136
FiberTower Corp. (I)	516	2,399
ICO Global Communications
Holdings, Ltd. (I)	6,141	7,369
Leap Wireless International, Inc. (I)	2,115	34,601
MetroPCS Communications, Inc. (I)(L)	9,560	67,685
NII Holdings, Inc. (I)	4,386	182,721
NTELOS Holdings Corp.	1,174	20,885
SBA Communications Corp. (I)	3,111	112,214
Shenandoah Telecommunications Company	648	12,182
Sprint Nextel Corp. (I)	79,013	300,249
Syniverse Holdings, Inc. (I)	1,811	35,260
Telephone & Data Systems, Inc.	2,804	94,915
TerreStar Corp. (I)	4,546	6,001
United States Cellular Corp. (I)	2,232	92,360
USA Mobility, Inc. (I)	731	9,262

		1,857,613

		9,224,218
Utilities - 3.31%
Electric Utilities - 1.55%
Allegheny Energy, Inc.	4,545	104,535
Allete, Inc.	938	31,404
American Electric Power Company, Inc.	12,632	431,762
Brookfield Infrastructure Partners LP	228	4,011
Central Vermont Public Service Corp.	381	7,685
Cleco Corp.	1,592	42,268
DPL, Inc.	2,974	80,863
Duke Energy Corp.	34,431	561,914
Edison International	8,611	294,238
El Paso Electric Company (I)	1,311	27,007
Entergy Corp.	4,956	403,171
Exelon Corp.	17,523	767,683
FirstEnergy Corp. (L)	8,107	316,903
FPL Group, Inc.	10,912	527,377
Great Plains Energy, Inc.	3,683	68,393
Hawaiian Electric Industries, Inc.	2,537	56,956
IDACORP, Inc.	1,254	43,413
ITC Holdings Corp.	1,361	74,855
MGE Energy, Inc.	651	23,019
Northeast Utilities	4,621	127,724
NV Energy, Inc.	6,127	75,546
Pepco Holdings, Inc.	5,995	102,814
Pinnacle West Capital Corp.	2,640	99,607
PNM Resources, Inc.	2,448	30,673
Portland General Electric Company	2,011	38,832
PPL Corp.	9,979	276,518
Progress Energy, Inc.	7,379	290,437
Southern Company	21,141	701,036
The Empire District Electric Company	1,053	18,975
UIL Holding Corp.	862	23,705
Unisource Energy Corp.	964	30,308
Unitil Corp.	386	8,975
Westar Energy, Inc.	2,896	64,581

		5,757,188
Gas Utilities - 0.38%
AGL Resources, Inc.	1,907	73,706
AmeriGas Partners LP	1,401	56,250

418

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Atmos Energy Corp.	2,325	$66,425
Chesapeake Utilities Corp.	243	7,241
Delta Natural Gas Company, Inc.	276	8,192
Energen Corp.	1,840	85,615
EQT Corp.	3,449	141,409
Ferrellgas Partners LP	1,822	41,651
National Fuel Gas Company	2,074	104,841
New Jersey Resources Corp.	1,052	39,513
Nicor, Inc.	1,167	48,921
Northwest Natural Gas Company	712	33,179
ONEOK, Inc.	2,753	125,674
Piedmont Natural Gas Company, Inc.	1,917	52,871
Questar Corp.	4,598	198,634
RGC Resources, Inc.	212	6,739
South Jersey Industries, Inc.	770	32,332
Southwest Gas Corp.	1,197	35,814
Spectra Energy Partners LP	2,097	63,749
Star Gas Partners LP	2,317	10,079
Suburban Propane Partners LP	864	41,031
The Laclede Group, Inc.	589	19,861
UGI Corp.	2,698	71,605
WGL Holdings, Inc.	1,249	43,278

		1,408,610
Independent Power Producers & Energy Traders - 0.22%
Calpine Corp. (I)	11,865	141,075
Constellation Energy Group, Inc.	5,360	188,190
Dynegy, Inc., Class A (I)	23,598	29,733
Mirant Corp. (I)	3,872	42,050
NRG Energy, Inc. (I)	7,075	147,868
Ormat Technologies, Inc.	1,210	34,049
RRI Energy, Inc. (I)	9,889	36,490
The AES Corp. (I)	17,753	195,283
US Geothermal, Inc. (I)(L)	2,398	2,182

		816,920
Multi-Utilities - 1.09%
Alliant Energy Corp.	2,871	95,489
Ameren Corp.	6,189	161,409
Avista Corp.	1,574	32,598
Black Hills Corp.	1,105	33,537
CenterPoint Energy, Inc.	9,796	140,671
CH Energy Group, Inc.	433	17,684
CMS Energy Corp. (L)	6,064	93,749
Consolidated Edison, Inc. (L)	7,257	323,227
Dominion Resources, Inc.	15,757	647,770
DTE Energy Company	4,297	191,646
Integrys Energy Group, Inc.	2,104	99,688
MDU Resources Group, Inc.	4,802	103,627
NiSource, Inc.	7,235	114,313
NorthWestern Corp.	955	25,604
NSTAR	2,746	97,263
OGE Energy Corp.	2,496	97,194
PG&E Corp.	9,772	414,528
Public Service Enterprise Group, Inc.	13,382	395,037
SCANA Corp.	3,152	118,484
Sempra Energy	6,423	320,508
TECO Energy, Inc. (L)	5,645	89,699
Vectren Corp.	2,093	51,739
Wisconsin Energy Corp.	3,030	149,712
Xcel Energy, Inc.	11,971	253,785

		4,068,961
Water Utilities - 0.07%
American States Water Company	490	17,003
American Water Works Company, Inc.	4,705	102,381

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Aqua America, Inc. (L)	3,574	$62,795
Artesian Resources Corp.	556	9,819
Cadiz, Inc. (I)	559	7,138
California Water Service Group	549	20,648
Connecticut Water Service, Inc.	371	8,633
Middlesex Water Company	568	9,684
Pennichuck Corp.	272	6,395
SJW Corp.	528	13,422
Southwest Water Company	958	10,002
York Water Company	551	7,576

		275,496

		12,327,175

TOTAL COMMON STOCKS (Cost $346,874,899)		$370,829,019

PREFERRED STOCKS - 0.01%
Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Inverness Medical Innovations, Inc.,
Series B 3.000% (N)	53	14,019

TOTAL PREFERRED STOCKS (Cost $12,616)		$14,019

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Hotels, Restaurants & Leisure - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	50	5

TOTAL WARRANTS (Cost $-)		$5

RIGHTS - 0.00%
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 12/31/2010) (I)	4,291	644
Telecommunication Services - 0.00%
Wireless Telecommunication Services - 0.00%
Clearwire Corp. (Expiration
Date: 06/21/2010) (I)	19,520	3,611

TOTAL RIGHTS (Cost $4,291)		$4,255

SHORT-TERM INVESTMENTS - 7.89%
Short-Term Securities* - 0.14%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$530,000	530,000
Securities Lending Collateral - 7.75%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	2,887,206	28,897,467

TOTAL SHORT-TERM INVESTMENTS (Cost $29,430,733)		$29,427,467

Total Investments (Total Stock Market Index Trust)
(Cost $376,322,539) - 107.35%		$400,274,765
Other assets and liabilities, net - (7.35%)		(27,400,075)

TOTAL NET ASSETS - 100.00%		$372,874,690

419

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 55.72%
Federal Home Loan Mortgage Corp. - 21.90%
0.160%, 05/04/2011 (P)	$46,000,000	$46,025,622
1.625%, 04/15/2013	1,600,000	1,590,711
2.125%, 03/23/2012	2,160,000	2,199,048
5.400%, 01/01/2037 (P)	507,876	533,587
5.500%, 11/01/2035	1,755,722	1,857,293
5.619%, 05/01/2037 (P)	797,716	839,341
6.000%, 10/01/2010 to 12/01/2028	634,724	691,764
7.000%, 02/01/2011 to 06/01/2032	778,508	859,667
9.000%, 10/01/2017	9,744	10,858
9.500%, 08/01/2020	45,668	52,080
11.750%, 12/01/2013	342	343
12.000%, 07/01/2020	7,556	8,552

		54,668,866
Federal National Mortgage Association - 18.25%
3.712%, 12/01/2036 (P)	109,099	113,809
4.500%, TBA (B)	900,000	933,117
4.750%, 11/19/2012	3,000,000	3,245,037
5.000%, TBA (B)	2,000,000	2,108,906
5.000%, 04/01/2019 to 05/01/2038	11,640,034	12,103,564
5.500%, 04/01/2018 to 08/01/2037	14,328,264	15,144,443
6.000%, TBA (B)	800,000	849,750
6.000%, 10/01/2036 to 03/01/2037	7,321,267	7,812,108
6.500%, 02/01/2026 to 06/01/2029	464,895	512,231
7.000%, 07/01/2022 to 01/01/2034	1,225,105	1,368,439
7.500%, 09/01/2029 to 02/01/2031	269,227	295,191
8.000%, 06/01/2017 to 03/01/2033	612,131	679,046
8.500%, 08/01/2019	164,708	185,337
9.000%, 05/01/2021	9,011	9,844
11.500%, 09/15/2013 to 09/01/2019	37,638	41,716
12.000%, 01/01/2013 to 04/20/2016	94,709	107,014
12.500%, 01/01/2013 to 09/20/2015	20,687	22,953
13.500%, 11/15/2014	10,659	11,549

		45,544,054
Government National Mortgage Association - 3.36%
4.500%, TBA (B)	2,100,000	2,123,625
5.000%, TBA (B)	300,000	310,898
6.000%, TBA (B)	1,900,000	2,033,141
6.500%, TBA (B)	2,300,000	2,478,250
6.500%, 02/15/2034 to 09/15/2034	675,067	737,959
7.500%, 02/15/2022 to 12/15/2027	338,251	370,593
8.500%, 06/15/2025	283,144	317,296
11.000%, 09/15/2015	1,374	1,583

		8,373,345
Treasury Inflation Protected Securities (D) - 1.71%
2.000%, 01/15/2026	1,168,044	1,161,931
2.375%, 01/15/2027 (F)	2,986,749	3,112,754

		4,274,685
U.S. Treasury Bonds - 5.07%
3.125%, 01/31/2017	4,380,000	4,348,863
3.500%, 02/15/2039	4,020,000	3,253,060
4.375%, 11/15/2039	4,070,000	3,848,694
4.625%, 02/15/2040	750,000	739,219
8.750%, 05/15/2020	330,000	465,094

		12,654,930
U.S. Treasury Notes - 5.30%
1.000%, 12/31/2011	540,000	541,076
2.250%, 01/31/2015	480,000	474,788
2.375%, 03/31/2016	1,560,000	1,508,813
2.500%, 03/31/2015	2,290,000	2,283,565
2.625%, 12/31/2014	880,000	886,325

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.250%, 03/31/2017	$4,820,000	$4,813,975
4.750%, 08/15/2017	2,490,000	2,723,632

		13,232,174
Tennessee Valley Authority - 0.13%
5.250%, 09/15/2039	320,000	316,441

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $136,302,928)		$139,064,495

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.82%
Bear Stearns Alt-A Trust,
Series 2004-11, Class 2A2
3.630%, 11/25/2034 (P)	1,769	1,230
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.500%, 04/15/2032	692,679	717,852
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
4.746%, 01/25/2043 (P)	1,275,085	1,323,498

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,997,626)		$2,042,580

PREFERRED STOCKS - 0.03%
Diversified Financials - 0.03%
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	39,750	50,483
Federal National Mortgage Association,
Series S (8.250% to 12/13/10, then 3 month
LIBOR + 423 bps) 8.250% (I)	28,575	36,290

		86,773

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$86,773

OPTIONS PURCHASED - 0.01%
Call Options - 0.01%
U. S. Treasury Bonds 30 Year Future
Expiration 04/23/2010 at $122.00 (I)	24,000	375
U. S. Treasury Bonds 30 Year Future
Expiration 04/23/2010 at $123.00 (I)	24,000	375
U.S. Treasury Bonds 30 Year Future (I)	7,000	1,203
U.S. Treasury Notes 10 Year Future (I)	90,000	15,469

		17,422

TOTAL OPTIONS PURCHASED (Cost $42,159)		$17,422

SHORT-TERM INVESTMENTS - 47.17%
Repurchase Agreement - 18.19%
Bank of America Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.01% to be
repurchased at $17,400,005 on 04/01/2010,
collateralized by $17,838,000 U.S. Treasury
Notes, 2.375% due 02/28/2015 (value at
$17,748,000, including interest)	$17,400,000	17,400,000
Barclays Bank Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.01% to be
repurchased at $10,600,003 on 04/01/2010,
collateralized by $11,019,000 U.S. Treasury
Notes, 2.75% due 11/30/2016 (valued at
$10,812,000, including interest)	10,600,000	10,600,000

420

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2010 at 0.01% to be
repurchased at $17,400,005 on 04/01/2010,
collateralized by $17,067,000 U.S. Treaury
Notes, 2.75% due 10/31/2013 (valued at
$17,748,007, including interest)	$17,400,000	$17,400,000

		45,400,000
Short-Term Securities* - 28.98%
Federal National Mortgage Association
Discount Notes, 0.010%, 04/07/2010	11,700,000	11,699,747
Federal Home Loan Mortgage Corp. Discount
Notes, 0.010%, 06/08/2010	8,000,000	7,997,733
U.S. Treasury Bills, 0.179%, 07/01/2010	28,000,000	27,987,295
U.S. Treasury Bills, 0.069%, 05/20/2010	16,000,000	15,998,486
U.S. Treasury Bills, 0.240%, 11/18/2010	8,660,000	8,646,335

		72,329,596

TOTAL SHORT-TERM INVESTMENTS (Cost $117,729,596)		$117,729,596

Total Investments (U.S. Government Securities Trust)
(Cost $257,780,434) - 103.75%		$258,940,866
Other assets and liabilities, net - (3.75%)		(9,364,746)

TOTAL NET ASSETS - 100.00%		$249,576,120

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 71.96%
Advertising - 0.13%
Lamar Media Corp.
9.750%, 04/01/2014	$600,000	655,500
Aerospace/Defense - 0.53%
L-3 Communications Corp.
5.875%, 01/15/2015	2,600,000	2,645,500
Auto Parts & Equipment - 0.79%
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,705,000	2,393,925
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	1,593,000	1,561,140

		3,955,065
Chemicals - 0.56%
Innophos Holdings, Inc.
9.500%, 04/15/2012 (S)	600,000	600,000
Innophos, Inc.
8.875%, 08/15/2014	2,150,000	2,214,500

		2,814,500
Coal - 0.16%
Cloud Peak Energy Finance Company
8.250%, 12/15/2017 (S)	325,000	331,500
8.500%, 12/15/2019 (S)	475,000	486,875

		818,375
Commercial Services - 9.48%
Carriage Services, Inc.
7.875%, 01/15/2015	2,020,000	1,944,250
Cornell Companies, Inc.
10.750%, 07/01/2012	2,715,000	2,745,544

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Corrections Corp. of America
6.250%, 03/15/2013	$1,190,000	$1,206,363
7.750%, 06/01/2017	1,650,000	1,724,250
H&E Equipment Services, Inc.
8.375%, 07/15/2016	1,900,000	1,838,250
Iron Mountain, Inc.
8.000%, 06/15/2020	3,525,000	3,613,125
8.375%, 08/15/2021	250,000	260,000
KAR Holdings, Inc.
8.750%, 05/01/2014	1,375,000	1,402,500
10.000%, 05/01/2015	7,905,000	8,300,250
Lender Processing Services, Inc.
8.125%, 07/01/2016	3,650,000	3,914,625
Mac-Gray Corp.
7.625%, 08/15/2015	3,250,000	3,189,062
NCO Group, Inc.
11.875%, 11/15/2014	5,025,000	4,597,875
Rural/Metro Corp., Steps up to 12.75%
on 03/15/2010
maturing at 03/15/2016	3,250,000	3,445,000
Service Corp. International
6.750%, 04/01/2016	500,000	490,000
7.000%, 06/15/2017	955,000	935,900
7.500%, 04/01/2027	4,810,000	4,401,150
7.625%, 10/01/2018	850,000	860,625
8.000%, 11/15/2021	900,000	911,250
Sheridan Group, Inc.
10.250%, 08/15/2011	1,600,000	1,588,000
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	225,000	229,500

		47,597,519
Computers - 2.61%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	125,000	128,750
Seagate Technology HDD Holdings
6.800%, 10/01/2016	1,375,000	1,378,438
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,360,000	1,286,900
10.250%, 08/15/2015	9,815,000	10,318,019

		13,112,107
Distribution/Wholesale - 0.15%
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)	750,000	765,938
Diversified Financial Services - 7.83%
American General Finance Corp.
5.750%, 09/15/2016	500,000	428,488
6.900%, 12/15/2017	4,625,000	4,051,079
American General Finance Corp. Series MTN
6.500%, 09/15/2017	550,000	468,760
Chukchansi Economic Development Authority
4.024%, 11/15/2012 (P)(S)	1,439,000	1,122,420
8.000%, 11/15/2013 (S)	1,555,000	1,275,100
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	9,036,821	8,385,580
Citigroup, Inc.
5.875%, 02/22/2033	1,175,000	1,013,844
6.000%, 10/31/2033	675,000	591,852
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	2,475,000	2,562,306
Ford Motor Credit Company LLC
7.000%, 10/01/2013	2,260,000	2,338,503
7.250%, 10/25/2011	100,000	103,389
8.000%, 12/15/2016	3,900,000	4,109,130

421

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lehman Brothers Holdings, Inc.
7.875%, 08/15/2010 (H)	$3,400,000	$790,500
LPL Holdings, Inc.
10.750%, 12/15/2015 (S)	2,050,000	2,129,437
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,445,000	2,200,500
Nuveen Investments, Inc.
5.500%, 09/15/2015	2,875,000	2,210,156
10.500%, 11/15/2015	5,720,000	5,548,400

		39,329,444
Electric - 3.30%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	550,000	562,375
Calpine Corp.
7.250%, 10/15/2017 (S)	5,169,000	5,078,542
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,660,000	5,872,250
NRG Energy, Inc.
7.250%, 02/01/2014	450,000	453,375
7.375%, 02/01/2016	4,659,000	4,624,057

		16,590,599
Entertainment - 2.64%
AMC Entertainment, Inc.
8.750%, 06/01/2019	3,900,000	4,095,000
Cinemark USA, Inc.
8.625%, 06/15/2019	5,000,000	5,268,750
Regal Cinemas Corp.
8.625%, 07/15/2019	750,000	789,375
River Rock Entertainment Authority
9.750%, 11/01/2011	2,485,000	2,292,412
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	750,000	810,000

		13,255,537
Food - 0.11%
Del Monte Corp.
7.500%, 10/15/2019 (S)	250,000	262,188
Michael Foods, Inc.
8.000%, 11/15/2013	300,000	308,250

		570,438
Forest Products & Paper - 0.42%
Bowater Canada Finance Corp.
7.950%, 11/15/2011 (H)	24,000	10,320
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	965,000	1,003,600
8.250%, 05/01/2016 (S)	1,000,000	1,090,000

		2,103,920
Healthcare Products - 1.58%
Biomet, Inc.
11.625%, 10/15/2017	3,750,000	4,200,000
The Cooper Companies, Inc.
7.125%, 02/15/2015	3,775,000	3,751,406

		7,951,406
Healthcare Services - 5.58%
Centene Corp.
7.250%, 04/01/2014	2,550,000	2,527,687
Community Health Systems, Inc.
8.875%, 07/15/2015	4,295,000	4,445,325
DaVita, Inc.
6.625%, 03/15/2013	550,000	553,438
HCA, Inc.
7.875%, 02/01/2011	740,000	758,038

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
HCA, Inc. (continued)
8.500%, 04/15/2019 (S)	$2,050,000	$2,205,031
9.125%, 11/15/2014	450,000	475,313
9.250%, 11/15/2016	3,540,000	3,763,462
HCA, Inc., PIK
9.625%, 11/15/2016	1,718,000	1,840,407
Health Management Associates, Inc.
6.125%, 04/15/2016	975,000	928,688
Healthsouth Corp.
10.750%, 06/15/2016	1,150,000	1,243,438
Multiplan, Inc.
10.375%, 04/15/2016 (S)	2,050,000	2,111,500
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	1,235,000	1,268,963
Tenet Healthcare Corp.
6.875%, 11/15/2031	635,000	517,525
9.000%, 05/01/2015 (S)	1,125,000	1,212,188
10.000%, 05/01/2018 (S)	2,125,000	2,380,000
United Surgical Partners International, Inc.
8.875%, 05/01/2017	1,740,000	1,805,250

		28,036,253
Home Furnishings - 0.60%
ALH Finance LLC
8.500%, 01/15/2013	3,040,000	3,040,000
Insurance - 1.03%
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	2,575,000	2,465,562
USI Holdings Corp.
9.750%, 05/15/2015 (S)	2,850,000	2,693,250

		5,158,812
Lodging - 0.51%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	2,425,000	2,540,187
Media - 7.87%
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,050,000	3,564,000
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	1,448,421	1,741,726
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	4,701,000	4,994,812
8.375%, 04/30/2014 (S)	5,340,000	5,486,850
CSC Holdings, Inc.
6.750%, 04/15/2012	2,040,000	2,134,350
8.500%, 04/15/2014 (S)	1,000,000	1,065,000
DISH DBS Corp.
7.750%, 05/31/2015	2,175,000	2,272,875
EchoStar DBS Corp.
6.375%, 10/01/2011	2,150,000	2,236,000
6.625%, 10/01/2014	625,000	629,688
7.000%, 10/01/2013	600,000	624,000
7.125%, 02/01/2016	675,000	687,656
Fisher Communications, Inc.
8.625%, 09/15/2014	3,200,000	3,144,000
Nielsen Finance LLC
10.000%, 08/01/2014	1,325,000	1,387,938
11.500%, 05/01/2016	800,000	904,000
(zero coupon, steps up to 12.500% on 08/01/2011) maturing at 08/01/2016	4,300,000	4,085,000
Salem Communications Corp.
9.625%, 12/15/2016	450,000	470,250
Videotron Ltee
6.375%, 12/15/2015	1,330,000	1,339,975
6.875%, 01/15/2014	1,881,000	1,909,215

422

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Videotron Ltee (continued)
9.125%, 04/15/2018	$750,000	$833,438

		39,510,773
Mining - 0.33%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	1,475,000	1,640,938
Oil & Gas - 3.20%
Forest Oil Corp.
7.250%, 06/15/2019	625,000	628,125
8.500%, 02/15/2014	450,000	474,750
Hilcorp Energy I LP
9.000%, 06/01/2016 (S)	3,455,000	3,593,200
Sabine Pass LNG LP
7.500%, 11/30/2016 (S)	11,425,000	10,082,562
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	1,325,000	1,288,563

		16,067,200
Oil & Gas Services - 0.37%
Key Energy Services, Inc.
8.375%, 12/01/2014	1,825,000	1,845,531
National Oilwell Varco, Inc.
6.125%, 08/15/2015	24,000	24,198

		1,869,729
Packaging & Containers - 1.41%
Crown Americas LLC
7.625%, 05/15/2017 (S)	500,000	521,250
Graham Packaging Company LP
9.875%, 10/15/2014	2,250,000	2,334,375
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	750,000	787,500
8.250%, 05/15/2013	2,525,000	2,556,562
Owens-Illinois, Inc.
7.800%, 05/15/2018	850,000	877,625

		7,077,312
Pharmaceuticals - 0.26%
Omnicare, Inc.
6.875%, 12/15/2015	1,320,000	1,295,250
Pipelines - 2.19%
El Paso Corp.
6.875%, 06/15/2014	500,000	510,201
7.000%, 06/15/2017	2,050,000	2,092,207
7.250%, 06/01/2018	2,700,000	2,786,149
7.750%, 01/15/2032	3,490,000	3,429,309
7.800%, 08/01/2031	425,000	417,701
8.050%, 10/15/2030	700,000	698,789
8.250%, 02/15/2016	975,000	1,040,813

		10,975,169
Real Estate - 0.65%
HRPT Properties Trust
6.250%, 06/15/2017	1,200,000	1,183,471
National Retail Properties, Inc.
5.125%, 06/15/2028	250,000	272,500
6.875%, 10/15/2017	600,000	615,452
Realty Income Corp.
6.750%, 08/15/2019	701,000	731,533
Ventas Realty LP, Series 1
6.500%, 06/01/2016	450,000	459,848

		3,262,804

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 3.95%
AmeriGas Partners LP
7.125%, 05/20/2016	$2,415,000	$2,439,150
7.250%, 05/20/2015	1,557,000	1,580,355
Federated Retail Holdings, Inc.
5.350%, 03/15/2012	225,000	236,250
Macy’s Retail Holdings, Inc.
7.450%, 09/15/2011 to 10/15/2016	3,875,000	4,058,750
7.875%, 08/15/2036	1,625,000	1,543,750
O’Charleys, Inc.
9.000%, 11/01/2013	3,900,000	3,968,250
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	3,315,000	3,410,306
Toys R Us Property Company I LLC
10.750%, 07/15/2017 (S)	2,325,000	2,592,375

		19,829,186
Software - 1.52%
First Data Corp.
9.875%, 09/24/2015	3,750,000	3,234,375
First Data Corp., PIK
10.550%, 09/24/2015	5,236,634	4,424,956

		7,659,331
Telecommunications - 9.15%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	2,725,000	2,970,250
Cricket Communications, Inc.
9.375%, 11/01/2014	6,130,000	6,237,275
Crown Castle International Corp.
9.000%, 01/15/2015	975,000	1,055,438
GCI, Inc.
8.625%, 11/15/2019 (S)	1,075,000	1,095,156
Intelsat Corp.
9.250%, 08/15/2014 to 06/15/2016	7,438,000	7,706,142
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	3,025,000	3,093,062
Qwest Communications International, Inc.
7.500%, 02/15/2014	1,725,000	1,755,188
Qwest Corp.
3.507%, 06/15/2013 (P)	1,660,000	1,674,525
6.500%, 06/01/2017	1,250,000	1,301,563
7.875%, 09/01/2011	800,000	848,000
8.875%, 03/15/2012	610,000	667,950
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	600,000	631,500
8.250%, 08/15/2019 (S)	700,000	745,500
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	362,250
8.750%, 03/15/2032	15,645,000	14,510,737
United States West Communications, Inc.
6.875%, 09/15/2033	370,000	357,050
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	925,000	945,813

		45,957,399
Tire & Rubber - 0.36%
American Tire Distributors Holdings, Inc.
6.541%, 04/01/2012 (P)	475,000	428,094
10.750%, 04/01/2013	1,475,000	1,388,344

		1,816,438
Transportation - 2.69%
General Maritime Corp.
12.000%, 11/15/2017 (S)	2,600,000	2,782,000

423

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	$3,450,000	$3,424,125
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	2,515,000	2,188,050
RailAmerica, Inc.
9.250%, 07/01/2017	3,128,000	3,335,230
Trailer Bridge, Inc.
9.250%, 11/15/2011	1,750,000	1,760,938

		13,490,343

TOTAL CORPORATE BONDS (Cost $323,401,161)		$361,392,972

DEFAULTED BONDS BEYOND MATURITY DATE - 0.00%
Electronics - 0.00%
Muzak Finance Corp.
13.000%, 03/15/2010 (H)	700,000	0

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $680,016)		$-

COMMON STOCKS - 1.12%
Consumer Services - 0.02%
Tropicana Entertainment LLC (I)	7,500	105,000
Diversified Financials - 0.73%
CIT Group, Inc. (I)	93,682	3,649,851
Media - 0.37%
Dex One Corp. (I)	67,523	1,885,242

TOTAL COMMON STOCKS (Cost $5,226,568)		$5,640,093

PREFERRED STOCKS - 0.01%
Consumer Services - 0.01%
Tropicana Las Vegas Resort & Casino
LLC 12.500%	1,270	71,120

TOTAL PREFERRED STOCKS (Cost $127,000)		$71,120

TERM LOANS (M) - 20.85%
Apparel - 0.07%
Iconix Brand Group, Inc.
2.480%, 01/02/2012	333,724	328,718
Auto Manufacturers - 1.31%
Ford Motor Company
3.258%, 12/16/2013	6,843,789	6,599,979
Auto Parts & Equipment - 1.37%
Allison Transmission, Inc.
3.003%, 08/07/2014	2,608,868	2,479,356
Federal Mogul Corp.
2.169%, 12/29/2014	1,235,194	1,141,412
2.176%, 12/28/2015	1,471,314	1,359,604
Goodyear Tire & Rubber Company
2.340%, 04/30/2014	2,000,000	1,895,834

		6,876,206
Banks - 0.23%
HMSC Corp.
2.499%, 04/03/2014	388,995	307,306
5.749%, 10/03/2014	1,300,000	871,000

		1,178,306
Commercial Services - 0.71%
Acosta, Inc.
2.500%, 07/28/2013	987,212	966,234
Coinmach Laundry Corp.
3.260%, 11/20/2014	982,456	878,709

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Commercial Services (continued)
Education Management Corp.
2.063%, 06/03/2013	$1,087,261	$1,053,616
Live Nation, Inc.
3.519%, 06/21/2013	701,425	692,657

		3,591,216
Computers - 0.16%
Reynolds & Reynolds Company, Inc.
2.248%, 10/26/2012	154,059	150,079
SunGard Data Systems, Inc.
1.979%, 02/28/2014	668,414	644,075

		794,154
Diversified Financial Services - 1.46%
CCM Merger, Inc.
8.500%, 07/12/2012	3,283,118	3,225,664
Linsco/Private Ledger Corp.
2.040%, 06/28/2013	1,597,799	1,540,379
Local TV Finance LLC
2.300%, 05/07/2013	1,881,920	1,667,067
NSG Holdings
1.757%, 06/15/2014	24,169	22,719
1.757%, 06/15/2014	117,859	110,788
Nuveen Investments, Inc.
3.291%, 11/13/2014	819,634	749,623

		7,316,240
Electric - 4.12%
Calpine Corp.
3.165%, 03/29/2014	944,395	913,304
NRG Energy, Inc.
2.001%, 02/01/2013	815,080	796,532
2.031%, 02/01/2013	1,239,466	1,211,262
7.375%, 01/15/2017	3,900,000	3,861,000
Texas Competitive Electric Holdings
Company LLC
3.730%, 10/10/2014	498,750	399,693
3.730%, 10/10/2014	15,771,391	12,783,501
TPF Generation Holdings LLC
4.540%, 12/15/2014	800,000	710,000

		20,675,292
Energy-Alternate Sources - 0.19%
Covanta Energy Corp.
1.651%, 02/10/2014	221,043	213,196
1.750%, 02/10/2014	436,646	421,145
Longview Power LLC
2.563%, 02/28/2014	46,667	42,554
2.563%, 02/28/2014	140,000	127,663
2.563%, 02/28/2014	163,333	148,940

		953,498
Entertainment - 2.30%
Greektown Holdings LLC
0.00%, 09/30/2010 (T)	352,381	378,810
7.000%, 12/03/2012	1,600,000	1,720,000
7.000%, 12/03/2012	758,453	815,337
14.500%, 09/30/2010	3,348,270	3,415,235
Greenwood Racing, Inc.
2.480%, 11/28/2011	2,419,934	2,311,037
Penn National Gaming, Inc.
1.997%, 10/03/2012	2,762,608	2,725,989
Regal Cinemas Corp.
3.790%, 10/28/2013	188,921	189,264

		11,555,672

424

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Food - 0.05%
Dole Food Company, Inc.
7.887%, 04/12/2013	$254,481	$256,230
Forest Products & Paper - 0.59%
Georgia-Pacific Corp.
2.256%, 12/20/2012	1,583,151	1,566,931
2.260%, 12/24/2012	1,423,043	1,408,464

		2,975,395
Hand & Machine Tools - 0.09%
Alliance Laundry Systems
2.751%, 01/27/2012	486,571	473,191
Healthcare Services - 2.43%
AGA Medical Corp.
2.008%, 04/26/2013	3,200,000	2,928,000
Community Health Systems, Inc.
2.502%, 07/25/2014	160,964	156,739
2.502%, 07/25/2014	3,149,242	3,066,590
HCA, Inc.
1.790%, 11/16/2012	1,865,628	1,811,991
Health Management Associates, Inc.
2.040%, 02/28/2014	1,301,608	1,259,306
Healthsouth Corp.
2.510%, 03/11/2013	1,530,332	1,506,402
Sun Healthcare Group, Inc.
0.190%, 04/21/2014	288,624	273,038
2.317%, 04/21/2014	1,283,742	1,214,420

		12,216,486
Insurance - 0.54%
AmWINS Group, Inc.
5.780%, 06/08/2013	3,377,865	2,736,071
Internet - 0.29%
Emdeon Business Services LLC
2.300%, 11/16/2013	454,536	445,730
5.300%, 05/16/2014	1,000,000	986,250

		1,431,980
Machinery-Diversified - 0.21%
Rexnord Holdings, Inc.
7.252%, 02/20/2013	1,623,884	1,055,524
Media - 1.12%
Barrington Broadcasting Company LLC
4.502%, 08/12/2013	1,454,374	1,314,997
Charter Communications Operating LLC
2.752%, 09/06/2014	750,000	684,107
Citadel Broadcasting Corp.
2.000%, 06/12/2014	19,774	17,609
Gray Television, Inc.
3.750%, 12/31/2014	1,626,262	1,555,622
Mission Broadcasting, Inc.
5.000%, 10/01/2012	256,325	250,077
Nexstar Broadcasting Group, Inc.
5.004%, 10/01/2012	238,383	232,572
Nielsen Finance LLC
2.229%, 08/09/2013	1,623,120	1,553,860

		5,608,844
Oil & Gas - 0.40%
Coffeyville Resources, Inc.
8.500%, 12/28/2013	1,969,883	1,987,472
Packaging & Containers - 0.24%
Graham Packaging Company
2.500%, 10/07/2011	1,195,875	1,187,498

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Pipelines - 0.23%
Dynegy Holdings, Inc.
4.000%, 04/02/2013	$89,247	$87,629
4.000%, 04/02/2013	1,108,659	1,088,565

		1,176,194
Real Estate - 1.01%
Capital Automotive
2.730%, 12/14/2012	5,486,923	5,085,648
Retail - 0.24%
Pep Boys - Manny
2.250%, 10/02/2013	235,105	224,525
Tire Rack Holdings, Inc.
2.000%, 06/24/2012	1,007,510	973,927

		1,198,452
Software - 0.41%
First Data Corp.
3.032%, 09/24/2014	637,298	563,647
3.032%, 09/24/2014	444,778	392,406
Vertafore, Inc.
6.002%, 01/31/2013	1,250,000	1,087,500

		2,043,553
Telecommunications - 1.08%
Crown Castle International Corp.
1.748%, 03/06/2014	1,318,291	1,291,259
Intelsat, Ltd.
2.728%, 07/03/2013	2,058,899	1,999,278
Level 3 Communications, Inc.
2.501%, 03/13/2014	1,250,000	1,165,104
MetroPCS Wireless, Inc.
2.500%, 11/04/2013	987,245	966,678

		5,422,319

TOTAL TERM LOANS (Cost $95,490,606)		$104,724,138

ASSET BACKED SECURITIES - 0.23%
Other ABS - 0.23%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	1,250,000	1,126,100

TOTAL ASSET BACKED SECURITIES (Cost $1,249,978)		$1,126,100

SHORT-TERM INVESTMENTS - 2.37%
Short-Term Securities* - 2.23%
State Street Institutional Liquid Reserves
Fund, 0.11855%	$11,192,195	11,192,195
Repurchase Agreement - 0.14%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $686,000 on 04/01/2010,
collateralized by $700,000 U.S. Treasury
Notes, 0.875% due 02/28/2011 (valued at
$703,500 including interest).	686,000	686,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,878,195)		$11,878,195

Total Investments (U.S. High Yield Bond Trust)
(Cost $438,053,524) - 96.54%		$484,832,618
Other assets and liabilities, net - 3.46%		17,372,403

TOTAL NET ASSETS - 100.00%		$502,205,021

425

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.56%
Consumer Discretionary - 4.41%
Auto Components - 0.13%
Johnson Controls, Inc.	37,200	$1,227,228
Autoliv, Inc. (I)	1,900	97,907

		1,325,135
Automobiles - 0.04%
Harley-Davidson, Inc. (L)	16,000	449,120
Diversified Consumer Services - 0.21%
Strayer Education, Inc. (L)	840	204,557
Apollo Group, Inc., Class A (I)	18,200	1,115,478
ITT Educational Services, Inc. (I)(L)	6,500	731,120

		2,051,155
Hotels, Restaurants & Leisure - 0.72%
Darden Restaurants, Inc.	6,600	293,964
International Game Technology	22,300	411,435
Starbucks Corp.	79,900	1,939,173
McDonald’s Corp.	61,600	4,109,952
Yum! Brands, Inc.	5,400	206,982
Marriott International, Inc., Class A (L)	7,251	228,552

		7,190,058
Household Durables - 0.07%
Whirlpool Corp. (L)	4,500	392,625
NVR, Inc. (I)	364	264,446

		657,071
Internet & Catalog Retail - 0.55%
Priceline.com, Inc. (I)(L)	5,010	1,277,550
Amazon.com, Inc. (I)	19,900	2,701,027
Expedia, Inc.	26,600	663,936
Netflix, Inc. (I)(L)	3,000	221,220
Liberty Media Corp. - Interactive A (I)	37,000	566,470

		5,430,203
Media - 0.53%
The Walt Disney Company	7,400	258,334
The McGraw-Hill Companies, Inc.	2,600	92,690
Time Warner, Inc.	5,833	182,398
News Corp., Class A	120,000	1,729,200
Discovery Communications, Inc., Series A (I)	9,100	307,489
CBS Corp., Class B	21,400	298,316
Time Warner Cable, Inc.	8,505	453,402
Viacom, Inc., Class B (I)	40,900	1,406,142
Virgin Media, Inc.	29,500	509,170
Liberty Media-Starz, Series A (I)	810	44,291

		5,281,432
Multiline Retail - 0.29%
Dollar Tree, Inc. (I)	2,600	153,972
Nordstrom, Inc. (L)	24,500	1,000,825
Kohl’s Corp. (I)	11,400	624,492
Sears Holdings Corp. (I)(L)	2,400	260,232
J.C. Penney Company, Inc.	8,000	257,360
Target Corp.	6,700	352,420
Macy’s, Inc.	10,200	222,054

		2,871,355
Specialty Retail - 1.30%
O’Reilly Automotive, Inc. (I)	12,100	504,691
Staples, Inc.	3,600	84,204
Guess?, Inc.	6,700	314,766
Urban Outfitters, Inc. (I)	7,900	300,437
Ross Stores, Inc.	7,900	422,413
The Sherwin-Williams Company	3,800	257,184
PetSmart, Inc.	12,700	405,892

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	2,200	$104,478
TJX Companies, Inc.	16,300	693,076
Home Depot, Inc.	115,200	3,726,720
Abercrombie & Fitch Company, Class A	9,600	438,144
AutoZone, Inc. (I)	3,000	519,270
American Eagle Outfitters, Inc.	16,500	305,580
Advance Auto Parts, Inc.	7,600	318,592
AutoNation, Inc. (I)(L)	15,600	282,048
Bed Bath & Beyond, Inc. (I)	14,600	638,896
Best Buy Company, Inc.	21,000	893,340
CarMax, Inc. (I)	14,400	361,728
The Gap, Inc.	36,300	838,893
Limited Brands, Inc.	21,000	517,020
Lowe’s Companies, Inc.	41,700	1,010,808

		12,938,180
Textiles, Apparel & Luxury Goods - 0.57%
Polo Ralph Lauren Corp. (L)	5,300	450,712
Coach, Inc.	131,000	5,177,120

		5,627,832

		43,821,541
Consumer Staples - 19.69%
Beverages - 6.34%
PepsiCo, Inc.	364,975	24,146,746
Hansen Natural Corp. (I)	8,500	368,730
The Coca-Cola Company	677,300	37,251,500
Coca-Cola Enterprises, Inc.	44,300	1,225,338

		62,992,314
Food & Staples Retailing - 5.30%
The Kroger Company	12,000	259,920
SUPERVALU, Inc.	10,779	179,794
Wal-Mart Stores, Inc.	653,900	36,356,840
Walgreen Company	418,000	15,503,620
Whole Foods Market, Inc. (I)(L)	9,700	350,655

		52,650,829
Food Products - 0.57%
Dean Foods Company (I)	6,100	95,709
General Mills, Inc.	24,600	1,741,434
Green Mountain Coffee Roasters, Inc. (I)	2,500	242,050
Kellogg Company	31,600	1,688,388
Tyson Foods, Inc., Class A	15,300	292,995
Archer-Daniels-Midland Company	24,800	716,720
Kraft Foods, Inc., Class A	28,476	861,114

		5,638,410
Household Products - 4.04%
Procter & Gamble Company	327,500	20,720,925
Kimberly-Clark Corp.	54,100	3,401,808
Colgate-Palmolive Company	176,100	15,014,286
Clorox Company	12,500	801,750
Energizer Holdings, Inc. (I)	4,300	269,868

		40,208,637
Personal Products - 0.20%
Avon Products, Inc.	40,900	1,385,283
Estee Lauder Companies, Inc., Class A	9,200	596,804

		1,982,087
Tobacco - 3.24%
Philip Morris International, Inc.	473,100	24,676,896
Altria Group, Inc.	367,000	7,530,840

		32,207,736

		195,680,013

426

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 8.58%
Energy Equipment & Services - 0.44%
Halliburton Company	29,100	$876,783
FMC Technologies, Inc. (I)	8,300	536,429
Ensco International PLC, ADR	6,900	308,982
Cameron International Corp. (I)	9,100	390,026
Patterson-UTI Energy, Inc.	5,600	78,232
Pride International, Inc. (I)	6,300	189,693
Schlumberger, Ltd.	13,940	884,632
BJ Services Company	16,500	353,100
Baker Hughes, Inc.	4,500	210,780
Nabors Industries, Ltd. (I)	16,900	331,747
National Oilwell Varco, Inc.	4,300	174,494

		4,334,898
Oil, Gas & Consumable Fuels - 8.14%
Chesapeake Energy Corp.	18,500	437,340
Newfield Exploration Company (I)	7,800	405,990
Noble Energy, Inc.	1,300	94,900
Occidental Petroleum Corp.	7,000	591,780
Plains Exploration & Production Company (I)	4,800	143,952
Arch Coal, Inc.	8,300	189,655
Peabody Energy Corp.	7,900	361,030
Pioneer Natural Resources Company	3,900	219,648
Anadarko Petroleum Corp.	5,200	378,716
Chevron Corp.	217,200	16,470,276
Cimarex Energy Company	6,800	403,784
ConocoPhillips	133,400	6,826,078
Exxon Mobil Corp.	785,500	52,612,790
Sunoco, Inc.	12,400	368,404
Valero Energy Corp.	44,700	880,590
The Williams Companies, Inc.	12,600	291,060
Whiting Petroleum Corp. (I)	2,600	210,184

		80,886,177

		85,221,075
Financials - 3.59%
Commercial Banks - 0.15%
Wells Fargo & Company	15,900	494,808
U.S. Bancorp	6,500	168,220
BB&T Corp. (L)	8,000	259,120
Comerica, Inc.	8,200	311,928
First Horizon National Corp. (I)	13,788	193,721
PNC Financial Services Group, Inc.	2,200	131,340

		1,559,137
Consumer Finance - 0.42%
Discover Financial Services	12,500	186,250
American Express Company	87,800	3,622,628
Capital One Financial Corp.	8,600	356,126

		4,165,004
Diversified Financial Services - 2.09%
NYSE Euronext	6,000	177,660
State Street Corp.	16,500	744,810
Morgan Stanley	51,300	1,502,577
Legg Mason, Inc.	7,000	200,690
Ameriprise Financial, Inc.	7,400	335,664
T. Rowe Price Group, Inc.	5,500	302,115
Affiliated Managers Group, Inc. (I)	1,200	94,800
The Goldman Sachs Group, Inc.	45,880	7,828,504
IntercontinentalExchange, Inc. (I)	3,500	392,630
BlackRock, Inc.	4,720	1,027,827
CME Group, Inc.	1,920	606,931
TD Ameritrade Holding Corp. (I)	4,400	83,864
Invesco, Ltd.	16,300	357,133

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Bank of America Corp.	271,100	$4,839,135
Franklin Resources, Inc.	20,410	2,263,469

		20,757,809
Insurance - 0.93%
HCC Insurance Holdings, Inc.	8,700	240,120
The Progressive Corp.	9,800	187,082
Prudential Financial, Inc.	6,500	393,250
Hartford Financial Services Group, Inc.	11,900	338,198
Torchmark Corp.	7,400	395,974
Aflac, Inc.	22,400	1,216,096
The Allstate Corp.	37,400	1,208,394
The Travelers Companies, Inc.	35,000	1,887,900
Assurant, Inc.	7,400	254,412
Chubb Corp.	12,700	658,495
Fidelity National Financial, Inc., Class A	21,400	317,148
MetLife, Inc.	19,400	840,796
W.R. Berkley Corp.	12,700	331,343
CNA Financial Corp. (I)(L)	4,600	122,912
Unum Group	12,300	304,671
First American Corp.	5,300	179,352
Markel Corp. (I)	720	269,755
Loews Corp.	2,500	93,200

		9,239,098

		35,721,048
Health Care - 23.37%
Biotechnology - 1.50%
Gilead Sciences, Inc. (I)	57,800	2,628,744
Amgen, Inc. (I)	182,800	10,924,128
Dendreon Corp. (I)(L)	6,500	237,055
Biogen Idec, Inc. (I)	19,500	1,118,520

		14,908,447
Health Care Equipment & Supplies - 1.62%
Stryker Corp.	12,300	703,806
Medtronic, Inc.	224,200	10,095,726
ResMed, Inc. (I)	3,800	241,870
Gen-Probe, Inc. (I)	1,600	80,000
Intuitive Surgical, Inc. (I)	3,140	1,093,128
Inverness Medical Innovations, Inc. (I)	4,700	183,065
Zimmer Holdings, Inc. (I)	58,400	3,457,280
C.R. Bard, Inc.	1,100	95,282
Boston Scientific Corp. (I)	15,400	111,188

		16,061,345
Health Care Providers & Services - 4.27%
Omnicare, Inc.	12,300	347,967
Community Health Systems, Inc. (I)	5,400	199,422
Aetna, Inc.	3,100	108,841
Express Scripts, Inc. (I)	15,900	1,617,984
Humana, Inc. (I)	6,800	318,036
Coventry Health Care, Inc. (I)	21,200	524,064
AmerisourceBergen Corp.	61,400	1,775,688
Cardinal Health, Inc.	31,000	1,116,930
DaVita, Inc. (I)	4,200	266,280
Quest Diagnostics, Inc.	7,700	448,833
Medco Health Solutions, Inc. (I)	9,600	619,776
McKesson Corp.	45,200	2,970,544
CIGNA Corp.	27,700	1,013,266
UnitedHealth Group, Inc.	653,600	21,353,112
WellPoint, Inc. (I)	151,200	9,734,256

		42,414,999
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	7,500	637,950

427

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.06%
Covance, Inc. (I)	1,600	$98,224
Life Technologies Corp. (I)	9,000	470,430

		568,654
Pharmaceuticals - 15.86%
Mylan, Inc. (I)(L)	13,500	306,585
Johnson & Johnson	714,700	46,598,440
King Pharmaceuticals, Inc. (I)	11,300	132,888
Watson Pharmaceuticals, Inc. (I)	4,700	196,319
Pfizer, Inc.	2,887,294	49,517,092
Abbott Laboratories	247,400	13,033,032
Allergan, Inc.	23,400	1,528,488
Endo Pharmaceutical Holdings, Inc. (I)	4,900	116,081
Bristol-Myers Squibb Company (L)	105,200	2,808,840
Forest Laboratories, Inc. (I)	104,800	3,286,528
Merck & Company, Inc.	636,563	23,775,628
Eli Lilly & Company	452,000	16,371,440

		157,671,361

		232,262,756
Industrials - 3.36%
Aerospace & Defense - 1.13%
Goodrich Corp.	6,100	430,172
L-3 Communications Holdings, Inc.	4,400	403,172
United Technologies Corp.	79,600	5,859,356
The Boeing Company	3,500	254,135
Rockwell Collins, Inc.	1,800	112,662
General Dynamics Corp.	54,300	4,191,960

		11,251,457
Air Freight & Logistics - 0.17%
United Parcel Service, Inc., Class B	14,800	953,268
C.H. Robinson Worldwide, Inc.	1,600	89,360
FedEx Corp.	6,800	635,120

		1,677,748
Airlines - 0.02%
Southwest Airlines Company	15,100	199,622
Building Products - 0.01%
Masco Corp.	7,400	114,848
Commercial Services & Supplies - 0.04%
Iron Mountain, Inc.	5,300	145,220
Copart, Inc. (I)	5,100	181,560
R.R. Donnelley & Sons Company	4,500	96,075

		422,855
Construction & Engineering - 0.03%
URS Corp.	6,200	307,582
Electrical Equipment - 0.03%
Emerson Electric Company	4,600	231,564
Rockwell Automation, Inc.	1,700	95,812

		327,376
Industrial Conglomerates - 1.38%
General Electric Company	293,500	5,341,700
Textron, Inc.	11,900	252,637
3M Company	96,400	8,056,148

		13,650,485
Machinery - 0.44%
Danaher Corp.	1,900	151,829
Deere & Company	3,900	231,894
Illinois Tool Works, Inc.	4,000	189,440
Joy Global, Inc.	3,200	181,120
Flowserve Corp.	1,580	174,227

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Caterpillar, Inc.	40,700	$2,557,995
Parker Hannifin Corp.	2,300	148,902
Cummins, Inc.	9,700	600,915
Oshkosh Corp. (I)	2,800	112,952

		4,349,274
Professional Services - 0.02%
Manpower, Inc.	3,100	177,072
Road & Rail - 0.07%
CSX Corp.	12,000	610,800
Norfolk Southern Corp.	1,800	100,602

		711,402
Trading Companies & Distributors - 0.02%
Fastenal Company (L)	3,900	187,161

		33,376,882
Information Technology - 30.84%
Communications Equipment - 4.99%
Motorola, Inc. (I)	212,200	1,489,644
QUALCOMM, Inc.	533,700	22,410,063
Cisco Systems, Inc. (I)	967,700	25,189,231
Juniper Networks, Inc. (I)	10,300	316,004
Brocade Communications Systems, Inc. (I)	25,900	147,889

		49,552,831
Computers & Peripherals - 6.32%
EMC Corp. (I)	57,600	1,039,104
Western Digital Corp. (I)	41,600	1,621,984
Hewlett-Packard Company	117,900	6,266,385
International Business Machines Corp.	103,660	13,294,395
Apple, Inc. (I)	157,470	36,994,427
Dell, Inc. (I)	135,000	2,026,350
NetApp, Inc. (I)	24,200	787,952
SanDisk Corp. (I)	16,700	578,321
Teradata Corp. (I)	6,100	176,229

		62,785,147
Electronic Equipment, Instruments & Components - 0.35%
FLIR Systems, Inc. (I)(L)	3,600	101,520
Jabil Circuit, Inc.	12,100	195,899
Agilent Technologies, Inc. (I)	16,200	557,118
Arrow Electronics, Inc. (I)	5,700	171,741
Avnet, Inc. (I)	7,100	213,000
Corning, Inc.	106,200	2,146,302
Amphenol Corp., Class A	3,200	135,008

		3,520,588
Internet Software & Services - 6.51%
eBay, Inc. (I)	728,000	19,619,600
Yahoo!, Inc. (I)	17,400	287,622
Akamai Technologies, Inc. (I)	8,800	276,408
Google, Inc., Class A (I)	78,430	44,470,594
Equinix, Inc. (I)(L)	1,000	97,340

		64,751,564
IT Services - 0.45%
Cognizant Technology Solutions
Corp., Class A (I)	52,200	2,661,156
Computer Sciences Corp. (I)	5,100	277,899
Global Payments, Inc.	18,100	824,455
Fidelity National Information Services, Inc.	15,300	358,632
Fiserv, Inc. (I)	6,600	335,016

		4,457,158
Semiconductors & Semiconductor Equipment - 0.63%
Micron Technology, Inc. (I)	34,000	353,260

428

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
LSI Corp. (I)	16,800	$102,816
Advanced Micro Devices, Inc. (I)	21,200	196,524
Texas Instruments, Inc.	89,000	2,177,830
Intel Corp.	24,500	545,370
Cree, Inc. (I)	8,300	582,826
Analog Devices, Inc.	6,000	172,920
NVIDIA Corp. (I)(L)	50,800	882,904
Broadcom Corp., Class A	34,600	1,148,028
ON Semiconductor Corp. (I)	12,000	96,000

		6,258,478
Software - 11.59%
FactSet Research Systems, Inc. (L)	1,300	95,381
Intuit, Inc. (I)	3,000	103,020
McAfee, Inc. (I)	12,600	505,638
Microsoft Corp.	1,974,900	57,805,323
VMware, Inc., Class A (I)	5,200	277,160
Red Hat, Inc. (I)	10,600	310,262
Salesforce.com, Inc. (I)(L)	6,900	513,705
Symantec Corp. (I)	20,300	343,476
BMC Software, Inc. (I)	6,700	254,600
Adobe Systems, Inc. (I)	2,900	102,573
Citrix Systems, Inc. (I)	13,600	645,592
Oracle Corp.	2,109,900	54,203,331

		115,160,061

		306,485,827
Materials - 1.36%
Chemicals - 0.47%
Celanese Corp., Series A	11,200	356,720
The Dow Chemical Company	78,200	2,312,374
Ashland, Inc.	2,100	110,817
Air Products & Chemicals, Inc.	6,600	488,070
The Mosaic Company	3,610	219,380
Lubrizol Corp.	5,100	467,772
Eastman Chemical Company	3,000	191,040
E.I. Du Pont de Nemours & Company	14,300	532,532

		4,678,705
Metals & Mining - 0.81%
Nucor Corp.	5,600	254,128
Alcoa, Inc.	58,300	830,192
Reliance Steel & Aluminum Company	2,700	132,921
Walter Energy, Inc.	2,740	252,820
Southern Copper Corp.	99,900	3,163,833
Freeport-McMoRan Copper & Gold, Inc.	41,500	3,466,910

		8,100,804
Paper & Forest Products - 0.08%
International Paper Company	24,200	595,562
MeadWestvaco Corp.	7,000	178,850

		774,412

		13,553,921
Telecommunication Services - 1.32%
Diversified Telecommunication Services - 1.25%
AT&T, Inc.	297,105	7,677,193
CenturyTel, Inc.	6,600	234,036
Verizon Communications, Inc.	145,300	4,507,206

		12,418,435
Wireless Telecommunication Services - 0.07%
Crown Castle International Corp. (I)(L)	8,100	309,663

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
NII Holdings, Inc. (I)	8,600	$358,276

		667,939

		13,086,374
Utilities - 0.04%
Independent Power Producers & Energy Traders - 0.04%
The AES Corp. (I)	39,400	433,400

TOTAL COMMON STOCKS (Cost $841,599,592)		$959,642,837

SHORT-TERM INVESTMENTS - 4.08%
Short-Term Securities* - 3.12%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$15,055,704	15,055,704
U.S. Treasury Bills, 0.220%, 09/16/2010	16,000,000	15,983,200

		31,038,904
Securities Lending Collateral - 0.96%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	951,500	9,523,369

TOTAL SHORT-TERM INVESTMENTS (Cost $40,562,956)		$40,562,273

Total Investments (U.S. Multi Sector Trust)
(Cost $882,162,548) - 100.64%		$1,000,205,110
Other assets and liabilities, net - (0.64%)		(6,317,323)

TOTAL NET ASSETS - 100.00%		$993,887,787

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.21%
Consumer Discretionary - 8.73%
Media - 8.73%
Cablevision Systems Corp., Class A	9,300	$224,504
Comcast Corp., Class A	227,900	4,095,363
DIRECTV, Class A (I)	19,700	666,057
Time Warner Cable, Inc.	73,000	3,891,630
Virgin Media, Inc. (L)	312,600	5,395,476

		14,273,030

		14,273,030
Energy - 7.60%
Oil, Gas & Consumable Fuels - 7.60%
Apache Corp.	3,400	345,100
CONSOL Energy, Inc.	24,870	1,060,954
El Paso Corp.	381,580	4,136,327
Southern Union Company	20,400	517,548
Spectra Energy Corp.	18,750	422,438
The Williams Companies, Inc.	256,751	5,930,948

		12,413,315

		12,413,315
Industrials - 0.22%
Commercial Services & Supplies - 0.17%
Covanta Holding Corp. (I)(L)	16,500	274,890
Electrical Equipment - 0.05%
First Solar, Inc. (I)(L)	700	85,855

		360,745

429

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 22.39%
Diversified Telecommunication Services - 10.71%
AT&T, Inc.	147,710	$3,816,826
Bezek Israeli Telecommunications Corp., Ltd.	59,000	167,313
CenturyTel, Inc. (L)	83,700	2,968,002
France Telecom SA	3,400	81,427
Hellenic Telecommunications Organization SA	38,400	478,356
Koninklijke (Royal) KPN NV	88,290	1,399,885
Portugal Telecom SGPS SA (I)	111,400	1,244,481
Qwest Communications International, Inc. (L)	155,500	811,710
Singapore Telecommunications, Ltd.	384,000	872,237
Telefonica SA	75,370	1,783,578
Telenet Group Holding NV	19,913	600,692
Vimpel-Communications, SADR	39,400	725,354
Windstream Corp. (L)	198,288	2,159,356
Xl Axiata Tbk Pt (I)	1,023,000	393,155

		17,502,372
Wireless Telecommunication Services - 11.68%
America Movil SAB de CV, Series L ADR	16,780	844,705
American Tower Corp., Class A (I)	34,200	1,457,262
Cellcom Israel, Ltd. - Tel Aviv Exchange	128,230	4,381,619
Crown Castle International Corp. (I)(L)	13,100	500,813
Mobile TeleSystems, SADR	20,010	1,110,555
MTN Group, Ltd.	82,260	1,264,410
Partner Communications Company, Ltd. (L)	84,200	1,902,078
Philippine Long Distance Telephone Company	6,950	371,898
Philippine Long Distance Telephone
Company, SADR	13,700	729,936
Tim Participacoes SA	26,900	746,744
Vivo Participacoes SA	78,075	2,116,613
Vodafone Group PLC	1,578,260	3,651,791

		19,078,424

		36,580,796
Utilities - 53.27%
Electric Utilities - 20.12%
Allegheny Energy, Inc.	59,130	1,359,990
American Electric Power Company, Inc.	118,950	4,065,711
CEZ AS (L)	56,481	2,668,664
Cia Paranaense de Energia (L)	25,500	522,240
CPFL Energia SA	24,600	489,137
CPFL Energia SA SADR (L)	2,700	164,538
DPL, Inc.	101,030	2,747,006
E.ON AG	64,593	2,385,453
EDP - Energias do Brasil SA	27,250	524,053
Electricidade de Portugal SA	475,300	1,887,466
Electricite de France	9,300	507,873
Enel SpA	14,600	81,548
Enersis SA, SADR	2,500	49,975
Entergy Corp.	48,400	3,937,340
FirstEnergy Corp. (L)	40,900	1,598,781
Fortum Oyj	3,300	80,769
FPL Group, Inc.	13,700	662,121
ITC Holdings Corp.	3,000	165,000
Northeast Utilities	84,470	2,334,751
NV Energy, Inc.	20,500	252,765
PPL Corp.	131,300	3,638,323
Red Electrica De Espana	51,245	2,751,503

		32,875,007
Gas Utilities - 6.84%
Enagas	45,691	1,004,104
EQT Corp.	107,260	4,397,660
ONEOK, Inc.	9,600	438,240

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Questar Corp.	123,751	$5,346,043

		11,186,047
Independent Power Producers & Energy Traders - 8.90%
Calpine Corp. (I)	170,300	2,024,867
China Hydroelectric Corp. ADR (I)(L)	44,940	415,695
China Longyuan Power Group Corp. (I)	683,000	806,397
Constellation Energy Group, Inc.	83,871	2,944,711
EDP Renovaveis SA (I)	21,345	166,623
NRG Energy, Inc. (I)(L)	121,752	2,544,617
The AES Corp. (I)	325,250	3,577,750
Tractebel Energia SA	183,400	2,061,555

		14,542,215
Multi-Utilities - 16.26%
Alliant Energy Corp.	31,600	1,051,016
CenterPoint Energy, Inc.	57,640	827,710
CMS Energy Corp. (L)	366,900	5,672,274
National Grid PLC	228,400	2,224,730
NiSource, Inc.	80,700	1,275,060
OGE Energy Corp.	58,600	2,281,884
PG&E Corp. (L)	80,700	3,423,294
Public Service Enterprise Group, Inc.	105,290	3,108,161
RWE AG	9,300	824,330
Sempra Energy	76,260	3,805,374
TECO Energy, Inc. (L)	5,000	79,450
Wisconsin Energy Corp.	40,400	1,996,164

		26,569,447
Water Utilities - 1.15%
American Water Works Company, Inc.	47,390	1,031,206
Companhia de Saneamento de Minas Gerais	59,000	852,644

		1,883,850

		87,056,566

TOTAL COMMON STOCKS (Cost $140,602,088)		$150,684,452

PREFERRED STOCKS - 5.20%
Consumer Discretionary - 0.16%
Media - 0.16%
Net Servicos de Comunicacao SA (N)	19,700	258,110
Energy - 0.90%
Oil, Gas & Consumable Fuels - 0.90%
El Paso Corp. 4.990%	1,510	1,479,800
Utilities - 4.14%
Electric Utilities - 3.54%
Companhia Paranaense de Energia (N)	16,900	346,011
Eletropaulo Metropolitana SA (N)	121,200	2,657,288
FPL Group, Inc. 8.375% (L)	38,000	1,930,400
Great Plains Energy, Inc. 12.000%	13,410	851,669

		5,785,368
Independent Power Producers & Energy Traders - 0.60%
AES Tiete SA (N)	89,736	973,883

		6,759,251

TOTAL PREFERRED STOCKS (Cost $7,742,515)		$8,497,161

CORPORATE BONDS - 0.26%
Telecommunication Services - 0.26%
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)	280,000	282,100

430

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
New Communications Holdings, Inc. (continued)
8.750%, 04/15/2022 (S)	145,000	$145,000

		427,100

TOTAL CORPORATE BONDS (Cost $425,000)		$427,100

CONVERTIBLE BONDS - 0.89%
Consumer Discretionary - 0.73%
Media - 0.73%
Virgin Media, Inc.	979,000	1,200,499
Industrials - 0.16%
Commercial Services & Supplies - 0.16%
Covanta Holding Corp. (S)	234,130	253,153

TOTAL CONVERTIBLE BONDS (Cost $1,060,470)		$1,453,652

SHORT-TERM INVESTMENTS - 16.75%
Short-Term Securities* - 1.49%
HSBC Americas Inc., 0.010%, 04/01/2010	$2,448,000	2,448,000
Repurchase Agreement - 0.08%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $130,000 on 04/01/2010,
collateralized by $125,000 Federal Home
Loan Mortgage Corp., 5.050% due
01/26/2015 (valued at $139,109,
including interest).	130,000	130,000
Securities Lending Collateral - 15.18%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	2,478,266	24,804,473

TOTAL SHORT-TERM INVESTMENTS (Cost $27,384,635)		$27,382,473

Total Investments (Utilities Trust)
(Cost $177,214,708) - 115.31%		$188,444,838
Other assets and liabilities, net - (15.31%)		(25,027,003)

TOTAL NET ASSETS - 100.00%		$163,417,835

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.40%
Consumer Discretionary - 8.72%
Auto Components - 2.20%
Lear Corp. (I)	71,100	$5,641,785
Automobiles - 2.30%
Harley-Davidson, Inc.	210,368	5,905,030
Hotels, Restaurants & Leisure - 1.86%
Darden Restaurants, Inc.	107,400	4,783,596
Household Durables - 2.36%
Newell Rubbermaid, Inc.	398,340	6,054,768

		22,385,179
Consumer Staples - 7.39%
Beverages - 1.50%
Coca-Cola Enterprises, Inc.	138,900	3,841,974
Food & Staples Retailing - 2.44%
Sysco Corp.	212,500	6,268,750

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 2.44%
ConAgra Foods, Inc.	249,820	$6,262,987
Personal Products - 1.01%
Estee Lauder Companies, Inc., Class A	39,990	2,594,151

		18,967,862
Energy - 5.97%
Oil, Gas & Consumable Fuels - 5.97%
El Paso Corp.	573,070	6,212,079
Pioneer Natural Resources Company	105,500	5,941,760
The Williams Companies, Inc.	137,500	3,176,250

		15,330,089

		15,330,089
Financials - 20.71%
Commercial Banks - 4.30%
BB&T Corp.	188,517	6,106,066
Comerica, Inc.	129,400	4,922,376

		11,028,442
Diversified Financial Services - 4.72%
Northern Trust Corp.	125,539	6,937,285
The Charles Schwab Corp.	276,700	5,171,523

		12,108,808
Insurance - 8.87%
ACE, Ltd.	154,343	8,072,139
Marsh & McLennan Companies, Inc.	219,111	5,350,691
Willis Group Holdings PLC	299,000	9,355,710

		22,778,540
Real Estate Investment Trusts - 1.32%
Weingarten Realty Investors	157,200	3,389,232
Thrifts & Mortgage Finance - 1.50%
Washington Federal, Inc.	189,719	3,855,090

		53,160,112
Health Care - 9.97%
Health Care Equipment & Supplies - 3.10%
Beckman Coulter, Inc.	126,530	7,946,084
Health Care Providers & Services - 6.87%
Brookdale Senior Living, Inc. (I)	414,300	8,629,869
Healthsouth Corp. (I)	205,644	3,845,543
Henry Schein, Inc. (I)	87,800	5,171,420

		17,646,832

		25,592,916
Industrials - 17.08%
Aerospace & Defense - 4.01%
Goodrich Corp.	145,990	10,295,215
Building Products - 2.28%
Lennox International, Inc.	131,900	5,845,808
Commercial Services & Supplies - 3.70%
Avery Dennison Corp.	260,600	9,488,446
Machinery - 7.09%
Pentair, Inc.	283,360	10,093,283
Snap-on, Inc.	187,400	8,121,916

		18,215,199

		43,844,668
Information Technology - 11.45%
Computers & Peripherals - 2.20%
Diebold, Inc.	177,770	5,645,975

431

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.35%
Flextronics International, Ltd. (I)	769,531	$6,033,123
IT Services - 3.21%
Fidelity National Information Services, Inc.	351,900	8,248,536
Office Electronics - 3.69%
Zebra Technologies Corp., Class A (I)	320,000	9,472,000

		29,399,634
Materials - 7.13%
Chemicals - 4.99%
PPG Industries, Inc.	79,500	5,199,300
Valspar Corp.	258,340	7,615,863

		12,815,163
Containers & Packaging - 2.14%
Sonoco Products Company	178,200	5,486,778

		18,301,941
Utilities - 5.98%
Electric Utilities - 4.07%
Edison International	161,000	5,501,370
Great Plains Energy, Inc.	266,100	4,941,477

		10,442,847
Multi-Utilities - 1.91%
Wisconsin Energy Corp.	99,170	4,899,990

		15,342,837

TOTAL COMMON STOCKS (Cost $208,642,932)		$242,325,238

SHORT-TERM INVESTMENTS - 5.77%
Short-Term Securities* - 5.77%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2010	$14,800,000	14,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,800,000)		$14,800,000

Total Investments (Value Trust) (Cost $223,442,932) - 100.17%		$257,125,238
Other assets and liabilities, net - (0.17%)		(440,583)

TOTAL NET ASSETS - 100.00%		$256,684,655

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.67%
Consumer Discretionary - 4.97%
Household Durables - 2.87%
Newell Rubbermaid, Inc.	162,250	$2,466,200
Stanley Black & Decker, Inc. (L)	112,190	6,440,828

		8,907,028
Multiline Retail - 0.13%
Dollar General Corp. (I)	16,284	411,171
Specialty Retail - 1.97%
TJX Companies, Inc.	143,500	6,101,620

		15,419,819
Consumer Staples - 6.47%
Food Products - 0.84%
Dean Foods Company (I)(L)	94,540	1,483,333
Dole Food Company, Inc. (I)(L)	95,364	1,130,063

		2,613,396

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 1.68%
Avon Products, Inc.	154,350	$5,227,834
Tobacco - 3.95%
Lorillard, Inc.	162,700	12,241,548

		20,082,778
Energy - 23.08%
Oil, Gas & Consumable Fuels - 23.08%
Alpha Natural Resources, Inc. (I)	250,950	12,519,895
Anadarko Petroleum Corp.	101,000	7,355,830
Cloud Peak Energy, Inc. (I)	49,467	823,131
ConocoPhillips	125,550	6,424,393
CONSOL Energy, Inc.	191,650	8,175,789
Devon Energy Corp.	105,350	6,787,700
El Paso Corp.	150,200	1,628,168
Murphy Oil Corp.	46,700	2,624,073
Noble Energy, Inc.	81,600	5,956,800
Petrohawk Energy Corp. (I)	167,750	3,401,970
Petroleo Brasileiro SA, ADR (L)	312,550	13,905,350
Rosetta Resources, Inc. (I)(S)	58,885	1,386,742
W&T Offshore, Inc. (L)	73,650	618,660

		71,608,501

		71,608,501
Financials - 16.31%
Commercial Banks - 2.00%
Banco Santander SA (L)	106,678	1,415,617
PNC Financial Services Group, Inc.	80,000	4,776,000

		6,191,617
Diversified Financial Services - 7.69%
Apollo Investment Corp.	177,982	2,265,711
Invesco, Ltd.	254,900	5,584,859
JPMorgan Chase & Company	120,150	5,376,712
Morgan Stanley	152,550	4,468,190
The Goldman Sachs Group, Inc.	36,125	6,164,009

		23,859,481
Insurance - 5.46%
ACE, Ltd.	158,500	8,289,550
Loews Corp.	96,600	3,601,248
MetLife, Inc.	116,800	5,062,112

		16,952,910
Real Estate Investment Trusts - 1.16%
DiamondRock Hospitality Company (I)	208,597	2,108,916
Host Hotels & Resorts, Inc.	102,631	1,503,544

		3,612,460

		50,616,468
Health Care - 5.50%
Biotechnology - 0.37%
Talecris Biotherapeutics Holdings Corp. (I)	58,104	1,157,432
Health Care Equipment & Supplies - 1.49%
Baxter International, Inc.	79,300	4,615,260
Health Care Providers & Services - 1.92%
AmerisourceBergen Corp.	206,350	5,967,642
Pharmaceuticals - 1.72%
Bristol-Myers Squibb Company (L)	199,600	5,329,320

		17,069,654
Industrials - 15.67%
Aerospace & Defense - 2.81%
AerCap Holdings NV (I)(L)	229,700	2,646,144

432

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	82,700	$6,087,547

		8,733,691
Airlines - 1.56%
Copa Holdings SA, Class A	79,550	4,836,640
Construction & Engineering - 0.80%
Aecom Technology Corp. (I)	87,050	2,469,608
Industrial Conglomerates - 1.61%
Tyco International, Ltd.	130,400	4,987,800
Machinery - 4.00%
AGCO Corp. (I)(L)	147,400	5,287,238
Eaton Corp.	94,000	7,122,380

		12,409,618
Road & Rail - 4.47%
Ryder Systems, Inc.	57,325	2,221,917
Union Pacific Corp.	159,050	11,658,365

		13,880,282
Trading Companies & Distributors - 0.42%
RSC Holdings, Inc. (I)(L)	163,700	1,303,052

		48,620,691
Information Technology - 7.93%
Communications Equipment - 4.60%
CommScope, Inc. (I)	126,700	3,550,134
Harris Corp.	225,700	10,718,493

		14,268,627
Computers & Peripherals - 2.85%
International Business Machines Corp.	68,950	8,842,837
Electronic Equipment, Instruments & Components - 0.48%
Corning, Inc.	74,500	1,505,645

		24,617,109
Materials - 13.07%
Chemicals - 4.27%
Celanese Corp., Series A	208,850	6,651,872
Lanxess AG (L)	81,850	3,772,144
PPG Industries, Inc. (L)	43,400	2,838,360

		13,262,376
Metals & Mining - 8.80%
Freeport-McMoRan Copper & Gold, Inc. (L)	75,600	6,315,624
Grupo Mexico SAB de CV, Series B	2,317,000	6,204,903
Schnitzer Steel Industries, Inc.	54,250	2,849,753
Southern Copper Corp. (L)	223,200	7,068,744
Vale SA (L)	150,850	4,855,862

		27,294,886

		40,557,262
Telecommunication Services - 4.24%
Diversified Telecommunication Services - 0.55%
Windstream Corp. (L)	156,700	1,706,463
Wireless Telecommunication Services - 3.69%
America Movil SAB de CV, Series L ADR	227,100	11,432,214

		13,138,677
Utilities - 0.43%
Electric Utilities - 0.43%
Enel SpA	236,008	1,318,213

TOTAL COMMON STOCKS (Cost $270,840,354)		$303,049,172

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.32%
Financials - 0.32%
Diversified Financial Services - 0.32%
Citigroup, Inc. 7.500%	8,011	$976,381

TOTAL PREFERRED STOCKS (Cost $822,933)		$976,381

CONVERTIBLE BONDS - 0.99%
Consumer Discretionary - 0.99%
Automobiles - 0.99%
Ford Motor Company
4.250%, 11/15/2016	2,060,000	3,082,275

TOTAL CONVERTIBLE BONDS (Cost $2,113,983)		$3,082,275

SHORT-TERM INVESTMENTS - 15.57%
Repurchase Agreement - 1.43%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.00% to be
repurchased at $4,451,000 on 04/01/2010,
collateralized by $4,545,000 Federal Home
Loan Mortgage Corp., 2.125% due
06/18/2013 (valued at $4,545,000,
including interest).	$4,451,000	4,451,000

SECURITIES LENDING COLLATERAL - 14.14%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	$4,383,012	43,868,687

TOTAL SHORT-TERM INVESTMENTS (Cost $48,322,347)		$48,319,687

Total Investments (Value & Restructuring Trust)
(Cost $322,099,617) - 114.55%		$355,427,515
Other assets and liabilities, net - (14.55%)		(45,151,644)

TOTAL NET ASSETS - 100.00%		$310,275,871

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.96%
Consumer Discretionary - 21.08%
Auto Components - 1.17%
Autoliv, Inc. (I)	32,300	$1,664,419
Hotels, Restaurants & Leisure - 4.91%
Ctrip.com International, Ltd., ADR (I)	32,400	1,270,080
Las Vegas Sands Corp. (I)(L)	32,400	685,260
Royal Caribbean Cruises, Ltd. (I)(L)	51,400	1,695,686
Starwood Hotels & Resorts
Worldwide, Inc. (L)	55,700	2,597,848
Wynn Resorts, Ltd. (L)	9,500	720,385

		6,969,259
Household Durables - 4.66%
Harman International Industries, Inc. (I)	25,200	1,178,856
NVR, Inc. (I)(L)	1,500	1,089,750
Stanley Black & Decker, Inc.	37,000	2,124,170
Tempur-Pedic International, Inc. (I)	25,100	757,016
Tupperware Brands Corp.	15,000	723,300
Whirlpool Corp.	8,500	741,625

		6,614,717
Internet & Catalog Retail - 1.63%
Priceline.com, Inc. (I)(L)	9,100	2,320,500

433

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.50%
Mattel, Inc.	31,400	$714,036
Multiline Retail - 2.68%
Dollar Tree, Inc. (I)	31,900	1,889,118
Nordstrom, Inc. (L)	46,700	1,907,695

		3,796,813
Specialty Retail - 4.52%
Bed Bath & Beyond, Inc. (I)	26,400	1,155,264
Chico’s FAS, Inc.	102,100	1,472,282
J. Crew Group, Inc. (I)(L)	23,900	1,097,010
Tiffany & Company (L)	15,300	726,597
Williams-Sonoma, Inc.	74,500	1,958,605

		6,409,758
Textiles, Apparel & Luxury Goods - 1.01%
Phillips-Van Heusen Corp.	24,900	1,428,264

		29,917,766
Consumer Staples - 2.30%
Food Products - 1.80%
Green Mountain Coffee Roasters, Inc. (I)(L)	7,300	706,786
H.J. Heinz Company	23,000	1,049,030
Mead Johnson Nutrition Company	15,400	801,262

		2,557,078
Household Products - 0.50%
Church & Dwight Company, Inc.	10,600	709,670

		3,266,748
Energy - 6.50%
Energy Equipment & Services - 1.77%
Atwood Oceanics, Inc. (I)	21,107	730,935
Cameron International Corp. (I)	24,200	1,037,212
Core Laboratories NV (L)	5,700	745,560

		2,513,707
Oil, Gas & Consumable Fuels - 4.73%
Alpha Natural Resources, Inc. (I)	44,700	2,230,083
Brigham Exploration Company (I)(L)	61,300	977,735
Concho Resources, Inc. (I)	14,300	720,148
Petrohawk Energy Corp. (I)	35,907	728,194
Whiting Petroleum Corp. (I)	25,300	2,045,252

		6,701,412

		9,215,119
Financials - 6.17%
Commercial Banks - 1.77%
Comerica, Inc.	37,600	1,430,304
Fifth Third Bancorp	79,100	1,074,969

		2,505,273
Consumer Finance - 1.66%
AmeriCredit Corp. (I)(L)	66,100	1,570,536
Discover Financial Services	52,900	788,210

		2,358,746
Diversified Financial Services - 2.49%
Janus Capital Group, Inc.	51,200	731,648
Jefferies Group, Inc. (L)	44,800	1,060,416
Lazard, Ltd., Class A	24,700	881,790
Waddell & Reed Financial, Inc.	23,800	857,752

		3,531,606
Insurance - 0.25%
Genworth Financial, Inc., Class A (I)	19,600	359,464

		8,755,089

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 14.11%
Biotechnology - 0.99%
Alexion Pharmaceuticals, Inc. (I)	25,900	$1,408,183
Health Care Equipment & Supplies - 1.76%
Covidien PLC	20,700	1,040,796
Intuitive Surgical, Inc. (I)	2,100	731,073
Varian Medical Systems, Inc. (I)	13,100	724,823

		2,496,692
Health Care Providers & Services - 6.03%
AmerisourceBergen Corp.	63,600	1,839,312
Express Scripts, Inc. (I)	29,300	2,981,568
Health Management Associates, Inc. (I)	88,500	761,100
Medco Health Solutions, Inc. (I)	46,100	2,976,216

		8,558,196
Health Care Technology - 1.71%
Allscripts-Misys Healthcare
Solutions, Inc. (I)(L)	53,900	1,054,284
Cerner Corp. (I)(L)	16,100	1,369,466

		2,423,750
Life Sciences Tools & Services - 2.53%
Life Technologies Corp. (I)	53,100	2,775,537
Waters Corp. (I)	12,000	810,480

		3,586,017
Pharmaceuticals - 1.09%
Shire PLC	52,700	1,163,307
Shire PLC, ADR (L)	5,814	383,491

		1,546,798

		20,019,636
Industrials - 13.53%
Aerospace & Defense - 4.94%
BE Aerospace, Inc. (I)	59,200	1,802,640
Goodrich Corp.	32,300	2,277,796
L-3 Communications Holdings, Inc.	15,700	1,438,591
Precision Castparts Corp.	11,800	1,495,178

		7,014,205
Air Freight & Logistics - 1.32%
Atlas Air Worldwide Holdings, Inc. (I)	7,300	387,265
FedEx Corp.	15,900	1,485,060

		1,872,325
Construction & Engineering - 1.46%
Aecom Technology Corp. (I)	37,150	1,053,946
Chicago Bridge & Iron Company NV (I)	43,600	1,014,136

		2,068,082
Electrical Equipment - 0.51%
Rockwell Automation, Inc.	12,800	721,408
Machinery - 3.02%
Bucyrus International, Inc.	42,100	2,778,179
Dover Corp.	16,200	757,350
Kennametal, Inc.	26,800	753,616

		4,289,145
Road & Rail - 1.27%
Kansas City Southern (I)(L)	49,700	1,797,649
Trading Companies & Distributors - 1.01%
W.W. Grainger, Inc.	13,300	1,437,996

		19,200,810

434

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 23.47%
Communications Equipment - 1.39%
F5 Networks, Inc. (I)	32,100	$1,974,471
Computers & Peripherals - 3.53%
Lexmark International, Inc. (I)(L)	32,200	1,161,776
NetApp, Inc. (I)	43,500	1,416,360
Seagate Technology (I)	77,900	1,422,454
Western Digital Corp. (I)	25,900	1,009,841

		5,010,431
Electronic Equipment, Instruments & Components - 3.23%
Agilent Technologies, Inc. (I)	93,600	3,218,904
Jabil Circuit, Inc.	40,600	657,314
Molex, Inc. (L)	34,100	711,326

		4,587,544
Internet Software & Services - 3.67%
Equinix, Inc. (I)(L)	28,100	2,735,254
GSI Commerce, Inc. (I)	29,400	813,498
MercadoLibre, Inc. (I)(L)	26,740	1,289,136
WebMD Health Corp. (I)(L)	7,800	361,764

		5,199,652
IT Services - 1.72%
Cognizant Technology Solutions
Corp., Class A (I)	47,800	2,436,844
Semiconductors & Semiconductor Equipment - 7.38%
Altera Corp.	42,100	1,023,451
Analog Devices, Inc.	37,000	1,066,340
ASML Holding NV (L)	30,800	1,090,320
Atheros Communications, Inc. (I)	32,800	1,269,688
Cree, Inc. (I)	10,100	709,222
Marvell Technology Group, Ltd. (I)	85,400	1,740,452
NVIDIA Corp. (I)(L)	40,600	705,628
Teradyne, Inc. (I)(L)	97,300	1,086,841
Veeco Instruments, Inc. (I)(L)	41,000	1,783,500

		10,475,442
Software - 2.55%
Citrix Systems, Inc. (I)	29,800	1,414,606
Informatica Corp. (I)	27,400	735,964
Rovi Corp. (I)	20,600	764,878
Salesforce.com, Inc. (I)	9,500	707,275

		3,622,723

		33,307,107
Materials - 6.07%
Chemicals - 2.57%
Celanese Corp., Series A	33,100	1,054,235
CF Industries Holdings, Inc.	7,700	702,086
The Mosaic Company	31,100	1,889,947

		3,646,268
Metals & Mining - 3.50%
AK Steel Holding Corp.	46,522	1,063,493
Cliffs Natural Resources, Inc.	24,900	1,766,655
Freeport-McMoRan Copper & Gold, Inc.	8,500	710,090
Walter Energy, Inc.	15,500	1,430,185

		4,970,423

		8,616,691
Telecommunication Services - 4.73%
Wireless Telecommunication Services - 4.73%
American Tower Corp., Class A (I)	32,700	1,393,347
NII Holdings, Inc. (I)	20,700	862,362

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp. (I)(L)	123,424	$4,451,904

		6,707,613

		6,707,613

TOTAL COMMON STOCKS (Cost $115,938,451)		$139,006,579

SHORT-TERM INVESTMENTS - 21.48%
Short-Term Securities* - 1.89%
State Street Institutional US Government
Money Market Fund, 0.03489%	$2,676,060	2,676,060
Securities Lending Collateral - 19.59%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	2,777,417	27,798,611

TOTAL SHORT-TERM INVESTMENTS (Cost $30,477,703)		$30,474,671

Total Investments (Vista Trust) (Cost $146,416,154) - 119.44%		$169,481,250
Other assets and liabilities, net - (19.44%)		(27,579,951)

TOTAL NET ASSETS - 100.00%		$141,901,299

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	-New Zealand Dollar
PLN	- Polish Zloty
SGD	- Singapore Dollar
SEK	- Swedish Krona
ZAR	- South African Rand
THB	- Thai Baht

435

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — March 31, 2010 (Unaudited) (showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
BKNT	- Bank Note
EURIBOR	- Euro Interbank Offered Rate
EMTN	- Euro Medium Term Note
FHLMC	- Federal Home Loan Mortgage Corporation
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
PIK	- Paid In Kind
PLC	- Public Limited Company
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(B)	Purchased on a forward commitment basis.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security .
(L)	All or a portion of the security is on loan as of March 31, 2010.
(J)	The investment is an affliate of the fund, the adviser and/or the subadviser.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
Unsettled term loan rates are determined at time of settlement as noted in the descriptions below.
(N)	Variable rate preferred stock.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt
from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(U)	All or a portion of this position represents unfunded
loan commitment.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
March 31, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

436

Notes to Portfolio of Investments (Unaudited)

Security valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios' own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, all investments for American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth, American Growth-Income Trust, American High Income Bond Trust, American International Trust, American New World Trust, Core Allocation Trust, Core Balanced Trust, Core Balanced Strategy Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust and Lifestyle Moderate Trust are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the Portfolios' investments as of March 31, 2010, by major security category or type.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

500 Index Trust
Common Stocks
Consumer Discretionary	$ 577,718,972	$ 577,718,972	__	__
Consumer Staples	643,170,486	643,170,486	__	__
Energy	620,679,008	620,679,008	__	__
Financials	942,714,339	942,714,339	__	__

Health Care	694,455,396	694,455,396	--	--
Industrials	600,028,137	600,028,137	--	--
Information Technology	1,078,406,132	1,078,406,132	--	--
Materials	198,621,637	198,621,637	--	--
Telecommunication Services	160,438,479	160,438,479	--	--
Utilities	196,794,463	196,794,463	--	--
Short-Term Investments	373,096,932	304,589,940	$ 68,506,992	--
Total Investments in securities	$ 6,086,123,981	$ 6,017,616,989	$ 68,506,992	--
Other Financial Instruments	1,385,085	1,385,085	--	--
Totals	$ 6,087,509,066	$ 6,019,002,074	$ 68,506,992	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

500 Index Trust B
Common Stocks
Consumer Discretionary	$ 83,490,175	$ 83,490,175	--	--
Consumer Staples	92,951,855	92,951,855	--	--
Energy	89,698,310	89,698,310	--	--
Financials	136,237,802	136,237,802	--	--
Health Care	100,358,878	100,358,878	--	--
Industrials	86,717,173	86,717,173	--	--
Information Technology	155,841,687	155,841,687	--	--
Materials	28,701,001	28,701,001	--	--
Telecommunication Services	23,186,174	23,186,174	--	--
Utilities	28,439,186	28,439,186	--	--
Short-Term Investments	48,351,107	37,568,503	10,782,604	--
Total Investments in securities	$ 873,973,348	$ 863,190,744	$ 10,782,604	--
Other Financial Instruments	$ 240,410	$ 240,410	--	--
Totals	$ 874,213,758	$ 863,431,154	$ 10,782,604	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Active Bond Trust
U.S. Government & Agency Obligations	$ 287,073,733	--	$ 287,073,733	--
Foreign Government Obligations	9,943,633	--	9,943,633	--
Corporate Bonds	881,588,438	--	879,386,888	$ 2,201,550
Municipal Bonds	7,129,068	--	7,129,068	--
Collateralized Mortgage Obligations	302,059,048	--	291,622,262	10,436,786
Asset Backed Securities	68,490,818	--	57,444,453	11,046,365
Preferred Stocks	10,655,493	$ 3,475,269	7,180,224	--

Convertible Bonds	1,230,800	--	1,230,800	--
Term Loans	2,239,027	--	2,239,027	--
Short-Term Investments	68,800,526	171,526	68,629,000	--
Total Investments in securities	$ 1,639,210,584	$ 3,646,795	1,611,879,088	$ 23,684,701
Other Financial Instruments	$ 25,962	$ 25,962	--	--
Totals	$ 1,639,236,546	$ 3,672,757	1,611,879,088	$ 23,684,701

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

All Cap Core Trust
Common Stocks
Consumer Discretionary	$ 48,164,526	$ 48,164,526	--	--
Consumer Staples	33,099,159	33,099,159	--	--
Energy	33,403,535	33,403,535	--	--
Financials	57,127,399	57,127,399	--	--
Health Care	46,014,995	46,014,995	--	--
Industrials	40,923,984	40,923,984	--	--
Information Technology	68,955,679	68,955,679	--	--
Materials	17,235,570	17,235,570	--	--
Telecommunication Services	12,932,311	12,932,311	--	--
Utilities	10,513,714	10,513,714	--	--
Short-Term Investments	37,418,112	36,469,109	$ 949,003	--
Total Investments in securities	$ 405,788,984	404,839,981	$ 949,003	--
Other Financial Instruments	$ 86,971	86,971	--	--
Totals	$ 405,875,955	404,926,952	$ 949,003	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

All Cap Growth Trust
Common Stocks
Consumer Discretionary	$ 18,296,456	$ 18,296,456	--	--
Consumer Staples	5,885,806	5,885,806	--	--
Energy	6,907,118	6,907,118	--	--
Financials	6,809,932	6,809,932	--	--
Health Care	19,177,823	19,177,823	--	--
Industrials	6,575,801	6,575,801	--	--
Information Technology	40,303,361	40,303,361	--	--
Materials	1,467,372	1,467,372	--	--
Total Investments in Securities	$ 105,423,669	$ 105,423,669	--	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

All Cap Value Trust
Common Stocks
Consumer Discretionary	$ 10,751,063	10,751,063	--	--
Consumer Staples	502,860	502,860	--	--
Energy	12,231,977	12,231,977	--	--
Financials	17,093,296	17,093,296	--	--
Health Care	17,205,124	17,205,124	--	--
Industrials	12,940,887	12,940,887	--	--
Information Technology	14,270,992	14,270,992	--	--
Materials	5,028,182	5,028,182	--	--
Utilities	738,000	738,000	--	--
Short-Term Investments	15,144,623	14,031,623	$ 1,113,000	--
Total Investments in securities	$ 105,907,004	$ 104,794,004	$ 1,113,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$ 116,418,584	$ 114,482,684	$ 1,935,900	--
Consumer Staples	27,665,865	25,772,799	1,893,066	--
Energy	48,518,819	41,321,307	7,197,512	--
Financials	83,345,215	78,303,339	5,041,876	--
Health Care	82,663,957	74,723,455	7,940,502	--
Industrials	87,551,268	83,191,666	4,359,602	--
Information Technology	139,648,522	135,571,224	4,077,298	--
Materials	35,208,078	21,819,638	13,388,440	--
Telecommunication Services	4,268,654	4,268,654	--	--
Utilities	2,311,698	2,311,698	--	--
Preferred Stocks	1,510,490	--	1,510,490	--
Investment Companies	7,386,714	7,386,714	--	--
Rights	2,713	2,713	--	--
Warrants	634,662	--	634,662	--
Short-Term Investments	99,988,549	74,988,549	25,000,000	--
Total Investments in securities	$ 737,123,788	$ 664,144,440	$ 72,979,348	--
Other Financial Instruments	$ 9,094	--	$ 9,094	--
Totals	$ 737,132,882	$ 664,144,440	$ 72,988,442	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Balanced Trust
Common Stocks
Consumer Discretionary	$ 5,165,385	$ 4,250,094	$ 915,291	--
Consumer Staples	1,381,337	837,727	543,610	--
Energy	2,854,966	2,587,595	267,371	--
Financials	6,204,719	4,761,645	1,443,074	--
Health Care	2,892,288	2,516,644	375,644	--
Industrials	3,998,533	3,196,062	802,471	--
Information Technology	5,272,002	4,702,775	569,227	--
Materials	1,544,038	1,024,865	519,173	--
Telecommunication Services	1,091,939	806,958	284,981	--
Utilities	1,258,426	1,005,577	252,849	--
Preferred Stocks	78,331	--	78,331	--
U.S. Government & Agency Obligations	11,439,641	--	11,439,641	--
Foreign Government Obligations	81,045	--	81,045	--
Corporate Bonds	3,100,546	--	3,100,546	--
Municipal Bonds	164,687	--	164,687	--
Collateralized Mortgage Obligations	455,894	--	455,894	--
Asset Backed Securities	143,215	--	143,215	--
Investment Companies	4,914	4,914	--	--
Rights	206	206	--	--
Supranational Obligations	91,606	--	91,606	--
Short-Term Investments	2,256,181	2,256,181	--	--
Total Investments in securities	$ 49,479,899	$ 27,951,243	$ 21,528,656	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$ 309,843,889	$ 307,660,491	$ 2,183,398	--

Consumer Staples	30,384,659	30,384,659	--	--
Energy	88,603,910	88,603,910	--	--
Financials	261,727,511	258,082,091	3,645,420	--
Health Care	210,480,902	210,480,902	--	--
Industrials	145,017,838	145,017,838	--	--
Information Technology	542,449,093	522,547,494	19,901,599	--
Materials	28,294,879	28,294,879	--	--
Telecommunication Services	27,191,060	27,191,060	--	--
Short-Term Investments	90,361,754	90,361,754	--	--
Total Investments in securities	$ 1,734,355,495	$ 1,708,625,078	$ 25,730,417	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Bond Trust
U.S. Government & Agency Obligations	$ 810,416,449	--	$ 810,416,449	--
Corporate Bonds	1,108,657,102	--	1,108,657,102	--
Collateralized Mortgage Obligations	423,612,512	--	422,532,326	$ 1,080,186
Asset Backed Securities	1,965,920	--	1,965,920	--
Short-Term Investments	91,600,000	--	91,600,000	--
Total Investments in securities	$ 2,436,251,983	--	$ 2,435,171,797	$ 1,080,186
Other Financial Instruments	$ 25,962	$ 25,962	--	--
Totals	$ 2,436,277,945	$ 25,962	$ 2,435,171,797	$ 1,080,186

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs
Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$ 172,966,909	172,966,909	--	--
Consumer Staples	55,919,703	55,919,703	--	--
Energy	65,048,187	65,048,187	--	--
Financials	64,803,742	64,803,742	--	--
Health Care	179,625,634	179,625,634	--	--
Industrials	65,773,669	65,773,669	--	--
Information Technology	384,286,118	384,286,118	--	--
Materials	13,855,876	13,855,876	--	--
Short-Term Investments	149,566,119	149,566,119	--	--
Total Investments in Securities	$ 1,151,845,957	$ 1,151,845,957	--	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$ 32,731,750	$ 32,731,750	--	--
Consumer Staples	32,475,407	32,475,407	--	--
Energy	26,909,087	26,034,757	$ 874,330	--
Financials	44,908,518	44,908,518	--	--
Health Care	38,851,416	38,851,416	--	--
Industrials	26,320,647	24,964,829	1,355,818	--
Information Technology	19,123,597	19,123,597	--	--
Materials	1,071,300	1,071,300	--	--
Telecommunication Services	1,683,442	1,683,442	--	--
Utilities	12,656,792	12,656,792	--	--
Preferred Stocks
Consumer Discretionary	96,600	--	96,600	--
Consumer Staples	422,125	--	422,125	--
Energy	49,946	--	49,946	--
Financials	78,110	78,110	--	--
Telecommunication Services	168,362	168,362	--	--
Corporate Bonds	27,906,931	--	27,906,931	--
Convertible Bonds	17,721,079	--	17,721,079	--
Term Loans	18,160,640	--	18,160,640	--
Short-Term Investments	63,510,019	62,908,019	602,000	--
Total Investments in securities	$ 364,845,768	$ 297,656,299	$ 67,189,469	--
Other Financial Instruments	$ (890,803)	$ (890,803)	--	--
Totals	$ 363,954,965	$ 296,765,496	$ 67,189,469	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$ 20,871,478	$ 16,854,840	$ 4,016,638	--
Consumer Staples	8,326,285	7,585,753	740,532	--
Energy	9,455,516	8,194,582	1,260,934	--
Financials	14,867,322	11,644,719	3,222,603	--
Health Care	13,440,875	12,498,712	942,163	--
Industrials	14,643,192	10,771,864	3,871,328	--
Information Technology	32,592,271	30,155,489	2,436,782	--
Materials	11,300,494	6,743,224	4,557,270	--

Telecommunication Services	3,892,962	2,278,760	1,614,202	--
Utilities	2,527,501	2,254,261	273,240	--
Preferred Stocks	181,412	--	181,412	--
U.S. Government & Agency Obligations	16,848,499	--	16,848,499	--
Foreign Government Obligations	773,239	--	773,239	--
Corporate Bonds	26,205,770	--	26,205,770	--
Municipal Bonds	1,044,377	--	1,044,377	--
Collateralized Mortgage Obligations	4,744,981	--	4,744,981	--
Asset Backed Securities	441,273	--	441,273	--
Investment Companies	263,228	263,228	--	--
Short-Term Investments	50,392,028	9,492,028	40,900,000	--
Total Investments in securities	$ 232,812,703	$ 118,737,460	$ 114,075,243	--
Other Financial Instruments	$ 238,485	$ 254,650	($16,165)	--
Totals	$ 233,051,188	$ 118,992,110	$ 114,059,078	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Core Bond Trust
U.S. Government & Agency Obligations	$ 737,573,024	--	$ 737,573,024	--
Foreign Government Obligations	23,661,843	--	23,661,843	--
Corporate Bonds	262,333,898	--	262,333,898	--
Municipal Bonds	7,206,057	--	7,206,057	--
Collateralized Mortgage Obligations	274,071,265	--	270,708,386	$ 3,362,879
Asset Backed Securities	106,795,656	--	95,336,978	11,458,678
Supranational Obligations	4,348,502	--	4,348,502	--
Short-Term Investments	29,582,996	$ 17,685,000	11,897,996	--
Total Investments in securities	$ 1,445,573,241	$ 17,685,000	$ 1,413,066,684	$ 14,821,557
Securities Sold Short	$ (79,488,416)	--	$ (79,488,416)	--
Totals	$ 1,366,084,825	$ 17,685,000	$ 1,333,578,268	$ 14,821,557

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Disciplined Diversification Trust
Common Stocks
Australia	$ 4,911,843	$ 635,736	$ 4,276,107	--
Austria	471,126	--	471,126	--

Bahamas	21,987	21,987	--	--
Belgium	620,979	56,343	564,636	--
Bermuda	979,704	862,045	117,659	--
Brazil	2,207,472	2,207,472	--	--
Canada	5,940,847	5,919,229	21,618	--
Cayman Islands	319,560	270,403	49,157	--
Chile	286,683	286,683	--	--
China	2,054,891	314,447	1,740,444	--
Cyprus	20,124	9,670	10,454	--
Czech Republic	76,528	--	76,528	--
Denmark	567,371	111,046	456,325	--
Finland	957,975	124,320	833,655	--
France	5,058,187	465,909	4,592,278	--
Germany	4,301,569	1,022,767	3,278,802	--
Gibraltar	11,242	--	11,242	--
Greece	461,559	26,710	434,849	--
Guernsey, C.I.	87,319	87,319	--	--
Hong Kong	2,928,829	410,375	2,518,454	--
Hungary	221,327	26,780	194,547	--
India	1,836,607	303,352	1,533,255	--
Indonesia	458,701	32,598	426,103	--
Ireland	680,573	520,042	160,531	--
Israel	468,416	288,955	179,461	--
Italy	2,175,783	240,669	1,935,114	--
Japan	13,373,872	1,039,019	12,334,853	--
Jersey, C.I.	67,015	67,015	--	--
Korea	124,740	--	124,740	--
Luxembourg	294,979	64,968	230,011	--
Malaysia	653,807	--	653,807	--
Marshall Islands	12,666	12,666	--	--
Mexico	980,236	961,441	18,795	--
Netherlands	2,727,268	1,258,092	1,469,176	--
New Zealand	156,125	--	156,125	--
Norway	504,791	79,322	425,469	--
Papua New Guinea	61,319	--	61,319	--
Peru	11,137	--	11,137	--
Philippines	92,601	10,656	81,945	--
Poland	319,011	--	319,011	--
Portugal	223,026	--	223,026	--
Puerto Rico	28,596	28,596	--	--
Russia	405,499	11,419	394,080	--
Singapore	933,153	--	933,153	--
South Africa	1,392,130	226,786	1,165,344	--
South Korea	2,361,766	421,103	1,940,663	--
Spain	1,952,732	734,016	1,218,716	--
Sweden	1,635,750	26,075	1,609,675	--
Switzerland	4,400,358	905,619	3,494,739	--

Taiwan	2,290,684	101,755	2,188,929	--
Thailand	326,728	--	326,728	--
Turkey	294,797	16,566	278,231	--
United Arab Emirates	42,194	--	42,194	--
United Kingdom	13,827,367	6,284,953	7,542,414	--
United States	113,822,452	113,822,452	--	--
Virgin Islands	24,512	24,512	--	--
Preferred Stocks	509,707	429,272	80,435	--
U.S. Government & Agency Obligations	85,004,813	--	85,004,813	--
Corporate Bonds	303	--	303	--
Warrants	241	80	161	--
Rights	590	471	119	--
Short-Term Investments	6,016,034	6,016,034	--	--
Total Investments in securities	$ 293,000,201	$ 146,787,745	$ 146,212,456	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Emerging Markets Value Trust
Common Stocks
Bermuda	$ 204,761	--	$ 204,761	--
Brazil	86,110,483	$ 86,110,483	--	--
Chile	32,730,955	32,730,955	--	--
China	42,599,938	1,610,793	40,989,145	--
Czech Republic	2,759,319	--	2,759,319	--
Hong Kong	72,788,487	769,484	71,922,459	$ 96,544
Hungary	1,276,228	--	1,276,228	--
India	150,688,152	31,730,218	118,940,026	17,908
Indonesia	23,870,756	--	23,870,756	--
Israel	31,313,518	220,363	31,093,155	--
Malaysia	44,848,303	--	44,848,303	--
Mexico	61,405,956	61,405,956	--	--
Philippines	8,072,637	--	8,072,637	--
Poland	19,556,636	--	19,556,636	--
Russia	30,623,278	36,432	30,586,846	--
South Africa	122,349,007	14,252,168	108,096,839	--
South Korea	130,485,851	34,295,711	96,190,140	--
Taiwan	128,452,893	10,696,676	117,756,217	--
Thailand	21,517,725	--	21,517,725	--
Turkey	32,434,569	--	32,434,569	--
Preferred Stocks
Brazil	39,980,248	39,980,248	--	--
Malaysia	130,501	--	130,501	--
Rights

Chile	10	10	--	--
India	1,590	--	1,590	--
Korea	67,195	--	67,195	--
Poland	4,450	--	4,450	--
Warrants
Thailand	14,479	14,479	--	--
Short-Term Investments	62,676,804	62,676,804	--	--
Total Investments in securities	$ 1,146,964,729	$ 376,530,780	$ 770,319,497	$ 114,452

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Equity-Income Trust
Common Stocks
Consumer Discretionary	$ 301,784,424	$ 295,595,620	$ 6,188,804	--
Consumer Staples	83,983,940	83,983,940	--	--
Energy	258,708,047	258,708,047	--	--
Financials	424,344,017	424,323,341	20,676	--
Health Care	97,196,865	97,196,865	--	--
Industrials	275,201,772	275,201,772	--	--
Information Technology	122,136,213	122,136,213	--	--
Materials	121,252,267	121,252,267	--	--
Telecommunication Services	80,701,031	72,602,432	8,098,599	--
Utilities	152,534,335	152,534,335	--	--
Short-Term Investments	311,670,733	247,975,733	--	--
Total Investments in securities	$ 2,229,513,644	$ 2,215,205,565	$ 14,308,079	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Financial Services Trust
Common Stocks
Energy	$ 5,079,146	$ 5,079,146	--	--
Financials	92,437,774	73,680,443	$ 13,157,531	$ 5,599,800
Industrials	2,723,772	2,723,772	--	--
Information Technology	2,930,320	2,930,320	--	--
Short-Term Investments	17,891,355	16,564,355	1,327,000	--
Total Investments in securities	$ 121,062,367	$ 100,978,036	$ 14,484,531	$ 5,599,800

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Floating Rate Income Trust
Common Stocks	$ 5,318,791	$ 2,911,194	$ 1,394,865	$ 1,012,732
Corporate Bonds	38,830,067	--	38,830,067	--
Term Loans	381,928,293	--	381,928,293	--
Short-Term Investments	40,440,131	--	40,440,131	--
Total Investments in securities	$ 466,517,282	$ 2,911,194	$ 462,593,356	$ 1,012,732

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$ 126,162,104	$ 122,649,071	$ 3,513,033	--
Consumer Staples	266,691,292	241,192,760	25,498,532	--
Energy	287,989,510	274,240,505	13,749,005	--
Financials	551,340,465	500,549,835	50,790,630	--
Health Care	189,964,734	189,964,734	--	--
Industrials	112,551,971	71,429,424	41,122,547	--
Information Technology	148,125,841	148,125,841	--	--
Materials	108,207,564	88,428,699	19,778,865	--
Corporate Bonds	17,082,713	--	17,082,713	--
Convertible Bonds	8,078,251	--	8,078,251	--
Short-Term Investments	123,810,745	72,795,217	51,015,528	--
Total Investments in securities	$ 1,940,005,190	$ 1,709,376,086	$ 230,629,104	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Global Trust
Common Stocks
Australia	$ 3,980,727	--	$ 3,980,727	--
Austria	4,195,867	--	4,195,867	--
Bermuda	3,501,524	$ 3,501,524	--	--
Brazil	6,564,561	6,564,561	--	--
Cayman Islands	4,710,532	4,710,532	--	--

China	2,668,485	2,668,485	--	--
France	53,627,250	--	53,627,250	--
Germany	36,886,369	--	36,886,369	--
Hong Kong	7,935,111	--	7,935,111	--
India	3,667,503	3,667,503	--	--
Ireland	35,692,771	31,063,094	4,629,677	--
Italy	17,230,560	--	17,230,560	--
Japan	16,690,653	--	16,690,653	--
Netherlands	29,840,503	--	29,840,503	--
Norway	3,158,956	--	3,158,956	--
Russia	2,875,520	1,121,866	1,753,654	--
Singapore	18,914,863	4,991,571	13,923,292	--
South Korea	21,735,359	3,359,502	18,375,857	--
Spain	9,119,072	--	9,119,072	--
Sweden	8,300,744	--	8,300,744	--
Switzerland	56,296,752	16,683,863	39,612,889	--
Taiwan	8,808,300	--	8,808,300	--
Turkey	2,527,068	2,527,068	--	--
United Kingdom	88,581,222	--	88,581,222	--
United States	236,370,932	236,370,932	--	--
Short-Term Investments	38,374,738	30,450,738	7,924,000	--
Total Investments in securities	$ 722,255,942	$ 347,681,239	$ 374,574,703	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Global Bond Trust
U.S. Government & Agency Obligations	$ 24,823,389	--	$ 24,823,389	--
Foreign Government Obligations	405,764,792	--	405,764,792	--
Corporate Bonds	367,404,457	--	357,633,558	$ 9,770,899
Defaulted Bonds Beyond Maturity Date	943,000	--	943,000	--
Municipal Bonds	7,680,700	--	7,680,700	--
Collateralized Mortgage Obligations	107,439,298	--	104,117,318	3,321,980
Asset Backed Securities	14,218,237	--	11,922,131	2,296,106
Term Loans	5,019,769	--	5,019,769	--
Preferred Stocks	2,054,203	$ 169,148	--	1,885,055
Short-Term Investments	10,385,375	--	10,385,375	--
Total Investments in securities	$ 945,733,220	$ 169,148	$ 928,290,032	$ 17,274,040
Other Financial Instruments	$ (9,356,897)	$ (446,739)	$ (8,910,158)	--
Totals	$ 936,376,323	$ (277,591)	$ 919,379,874	$ 17,274,040

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Growth Equity Trust
Common Stocks
Consumer Discretionary	$ 89,514,681	$ 89,514,681	--	--
Consumer Staples	42,870,991	42,870,991	--	--
Energy	17,352,122	17,352,122	--	--
Financials	40,726,884	40,726,884	--	--
Health Care	88,328,396	88,328,396	--	--
Industrials	66,768,774	66,768,774	--	--
Information Technology	181,251,124	181,251,124	--	--
Materials	28,077,771	28,077,771	--	--
Telecommunication Services	9,202,482	9,202,482	--	--
Utilities	4,542,560	4,542,560	--	--
Short-Term Investments	19,862,070	15,971,070	$ 3,891,000	--
Total Investments in securities	$ 588,497,855	$ 584,606,855	$ 3,891,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Health Sciences Trust
Common Stocks
Consumer Discretionary	$ 434,111	$ 434,111	--	--
Consumer Staples	3,098,727	3,098,727	--	--
Health Care	137,802,389	125,538,086	$ 12,264,303	--
Industrials	641,738	641,738	--	--
Information Technology	840,425	840,425	--	--
Materials	907,034	907,034	--	--
Preferred Stocks	153,300	--	--	$ 153,300
Warrants	75,288	--	75,288	--
Short-Term Investments	3,933,730	3,933,730	--	--
Total Investments in securities	$ 147,886,742	$ 135,393,851	$ 12,339,591	$ 153,300
Other Financial Instruments	$ (2,411,635)	$ (2,411,635)	--	--
Totals	$ 145,475,107	$ 132,982,216	$ 12,339,591	$ 153,300

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

High Income Trust
Corporate Bonds	$ 261,221,995	--	$ 239,461,702	$ 21,760,293

Convertible Bonds	41,805,507	--	41,805,507	--
Collateralized Mortgage Obligations	1,504,671	--	1,041,875	462,796
Asset Backed Securities	4,645,250	--	--	4,645,250
Common Stocks	16,387,442	$ 14,588,856	1,539,786	258,800
Preferred Stocks	36,408,880	19,195,671	17,213,209	--
Term Loans	65,931,470	--	65,931,470	--
Warrants	501,738	292,384	209,354	--
Options Purchased	204	--	--	204
Short-Term Investments	31,823,186	186	31,823,000	--
Total Investments in Securities	$ 460,230,343	$ 34,077,097	$ 399,025,903	$ 27,127,343
Other Financial Instruments	$ (16,512)	--	$ (16,308)	$ (204)
Totals	$ 460,213,831	$ 34,077,097	$ 399,009,595	$ 27,127,139

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

High Yield Trust
Foreign Government Obligations	$ 48,857,945	--	$ 48,764,525	$ 93,420
Corporate Bonds	1,228,652,235	--	1,219,351,330	9,300,905
Defaulted Bonds Beyond Maturity Date	8,009,845	--	6,049,385	1,960,460
Convertible Bonds	10,042,259	--	10,042,259	--
Preferred Stocks	36,376,082	$ 22,074,940	14,281,797	19,345
Common Stocks	23,055,752	21,613,891	477,040	964,821
Term Loans	91,810,340	--	90,077,778	1,732,562
Warrants	331,172	--	27,912	303,260
Short-Term Investments	38,021,737	17,545	38,004,192	--
Total Investments in securities	$ 1,485,157,367	$ 43,706,376	$ 1,427,076,218	$ 14,374,773
Other Financial Instruments	$ 233,642	$ 213,245	$ 20,397	--
Totals	$ 1,485,391,009	$ 43,919,621	$ 1,427,096,615	$ 14,374,773

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

IncomeTrust
Common Stocks	$ 171,411,219	$ 162,255,983	$ 9,155,236	--
Preferred Stocks	19,388,520	14,456,188	4,932,332	--
Corporate Bonds	220,285,869	--	220,285,869	--
Municipal Bonds	1,436,498	--	1,436,498	--
Convertible Bonds	10,709,155	--	10,709,155	--
Term Loans	16,541,140	--	16,541,140	--
Warrants	119,553	--	119,553	--
Short-Term Investments	53,490,058	21,905,058	31,585,000	--

Total Investments in securities	$ 493,382,012	$ 198,617,229	$ 294,764,783	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Core Trust
Common Stocks
Australia	$ 33,252,859	--	$ 33,252,859	--
Austria	2,297,205	--	2,297,205	--
Belgium	12,619,222	--	12,619,222	--
Bermuda	950,919	--	950,919	--
Canada	16,675,396	$ 16,675,396	--	--
Denmark	3,506,402	--	3,506,402	--
Finland	6,827,700	--	6,827,700	--
France	75,766,462	--	75,766,462	--
Germany	34,815,484	--	34,815,484	--
Greece	3,982,227	--	3,982,227	--
Hong Kong	10,270,984	--	10,270,984	--
Ireland	5,962,784	--	5,962,784	--
Italy	43,245,786	--	43,245,786	--
Japan	202,281,078	--	202,281,078	--
Luxembourg	2,478,711	--	2,478,711	--
Malta	3	--	3	--
Netherlands	29,856,341	--	29,856,341	--
New Zealand	2,463,966	--	2,463,966	--
Norway	1,872,767	--	1,872,767	--
Portugal	288,644	--	288,644	--
Singapore	14,864,693	--	14,864,693	--
Spain	26,296,646	--	26,296,646	--
Sweden	30,497,226	--	30,497,226	--
Switzerland	48,897,426	--	48,897,426	--
United Kingdom	169,315,054	--	169,315,054	--
Preferred Stocks
Germany	1,712,790	--	1,712,790	--
Short-Term Investments	73,941,915	62,332,118	11,609,797	--
Total Investments in securities	$ 854,940,690	$ 79,007,514	$ 775,933,176	--
Other Financial Instruments	$ 1,505,813	$ 224,755	$ 1,281,058	--
Totals	$ 856,446,503	$ 79,232,269	$ 777,214,234	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Equity Index Trust A
Common Stocks
Australia	$ 14,273,881	--	$ 14,273,881	--
Austria	668,287	--	668,287	--
Belgium	1,633,775	--	1,633,775	--
Bermuda	109,897	--	109,897	--
Brazil	4,278,238	$ 4,278,238	--	--
Canada	18,066,549	18,066,549	--	--
Cayman Islands	123,998	--	123,998	--
Chile	781,653	781,653	--	--
China	6,014,184	--	6,014,184	--
Colombia	364,139	364,139	--	--
Czech Republic	253,428	--	253,428	--
Denmark	1,614,315	--	1,614,315	--
Egypt	335,844	--	335,844	--
Finland	2,116,183	--	2,116,183	--
France	16,344,930	--	16,344,930	--
Germany	12,296,530	--	12,296,530	--
Greece	734,513	--	734,513	--
Hong Kong	7,449,507	90,129	7,359,378	--
Hungary	328,214	--	328,214	--
India	4,121,212	3,627,248	493,964	--
Indonesia	1,154,560	42,674	1,111,886	--
Ireland	579,800	32,686	547,114	--
Israel	1,639,081	151,630	1,487,451	--
Italy	5,328,656	--	5,328,656	--
Japan	33,868,251	--	33,868,251	--
Luxembourg	841,271	--	841,271	--
Macau	58,894	--	58,894	--
Malaysia	1,477,379	--	1,477,379	--
Mexico	2,573,793	2,537,117	36,676	--
Netherlands	5,660,621	--	5,660,621	--
New Zealand	170,535	--	170,535	--
Norway	1,196,748	--	1,196,748	--
Peru	340,235	340,235	--	--
Philippines	299,034	--	299,034	--
Poland	735,231	--	735,231	--
Portugal	461,119	--	461,119	--
Russia	3,496,043	2,686,301	809,742	--
Singapore	2,313,954	--	2,313,954	--
South Africa	3,812,501	--	3,812,501	--
South Korea	6,835,331	53,746	6,781,585	--
Spain	6,312,124	--	6,312,124	--
Sweden	3,699,737	--	3,699,737	--
Switzerland	13,374,185	--	13,374,185	--
Taiwan	5,498,483	--	5,498,483	--
Thailand	795,705	--	795,705	--

Turkey	776,629	--	776,629	--
United Kingdom	32,461,596	15,961	32,445,635	--
Preferred Stocks
Brazil	4,869,822	4,869,822	--	--
Germany	561,083	--	561,083	--
Malaysia	339	--	339	--
South Korea	199,672	--	199,672	--
Warrants
France	510	510	--	--
Italy	4,568	4,568	--	--
Malaysia	391	391	--	--
Singapore	1,103	1,103	--	--
Rights
Brazil	9	--	9	--
Germany	1,662	1,662	--	--
Poland	--	--	--	--
Short-Term Investments	9,542,037	9,542,037	--	--
Total Investments in securities	$ 242,851,969	$ 47,488,399	$ 195,363,570	--
Other Financial Instruments	$ 305,641	$ 302,447	$ 3,194	--
Totals	$ 243,157,610	$ 47,790,846	$ 195,366,764	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Equity Index Trust B
Common Stocks
Australia	$ 19,657,235	--	$ 19,657,235	--
Austria	925,047	--	925,047	--
Belgium	2,266,315	--	2,266,315	--
Bermuda	160,154	--	160,154	--
Brazil	5,714,881	$ 5,714,881	--	--
Canada	24,995,659	24,995,659	--	--
Cayman Islands	190,136	--	190,136	--
Chile	1,115,843	834,766	281,077	--
China	8,747,024	--	8,747,024	--
Colombia	517,191	517,191	--	--
Cyprus	13,400	--	13,400	--
Czech Republic	332,222	--	332,222	--
Denmark	2,263,358	--	2,263,358	--
Egypt	405,336	--	405,336	--
Finland	2,901,748	--	2,901,748	--
France	22,643,895	--	22,643,895	--
Germany	17,349,993	--	17,349,993	--
Greece	1,000,452	--	1,000,452	--

Hong Kong	10,595,794	80,333	10,515,461	--
Hungary	497,269	--	497,269	--
India	5,808,723	5,289,454	519,269	--
Indonesia	1,482,659	7,010	1,475,649	--
Ireland	891,522	47,167	844,355	--
Israel	2,271,878	145,165	2,126,713	--
Italy	7,564,186	--	7,564,186	--
Japan	49,916,443	--	49,916,443	--
Luxembourg	1,226,647	--	1,226,647	--
Macau	73,459	--	73,459	--
Malaysia	2,195,890	--	2,195,890	--
Mexico	3,462,243	3,406,643	55,600	--
Netherlands	7,993,988	--	7,993,988	--
New Zealand	265,246	--	265,246	--
Norway	1,582,148	--	1,582,148	--
Peru	567,636	567,636	--	--
Philippines	380,141	--	380,141	--
Poland	971,900	--	971,900	--
Portugal	674,236	--	674,236	--
Russia	4,866,163	4,411,312	454,851	--
Singapore	3,340,699	--	3,340,699	--
South Africa	5,412,837	--	5,412,837	--
South Korea	9,562,515	311,543	9,250,972	--
Spain	9,177,460	--	9,177,460	--
Sweden	5,950,998	--	5,950,998	--
Switzerland	18,907,763	--	18,907,763	--
Taiwan	6,669,427	--	6,669,427	--
Thailand	1,215,925	--	1,215,925	--
Turkey	1,226,588	--	1,226,588	--
United Kingdom	47,105,940	105,576	47,000,364	--
United States	8,361	8,361	--	--
Preferred Stocks
Brazil	7,289,542	7,289,542	--	--
Germany	842,454	--	842,454	--
Malaysia	557	--	557	--
South Korea	261,032	--	261,032	--
Warrants
Italy	2,683	2,683	--	--
Malaysia	483	483	--	--
Singapore	1,091	1,091	--	--
Rights
Brazil	12	2	10	--
Germany	2,083	2,083	--	--
Short-Term Investments	14,648,061	14,648,061	--	--

Total Investments in securities	$ 346,114,571	$ 68,386,642	$ 277,727,929	--
Other Financial Instruments	$ 351,250	$ 342,486	$ 8,764	--
Totals	$ 346,465,821	$ 68,729,128	$ 277,736,693	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Index Trust
Common Stocks
Australia	$ 164,441,343	--	$ 164,441,343	--
Austria	7,426,570	--	7,426,570	--
Belgium	18,353,606	--	18,353,606	--
Bermuda	1,435,939	--	1,435,939	--
China	419,604	--	419,604	--
Denmark	18,026,977	--	18,026,977	--
Finland	23,652,939	--	23,652,939	--
France	195,267,331	--	195,267,331	--
Germany	143,111,073	--	143,111,073	--
Greece	8,434,358	--	8,434,358	--
Hong Kong	45,674,979	--	45,674,979	--
Ireland	6,998,402	$ 319,193	6,679,209	--
Italy	62,161,326	--	62,161,326	--
Japan	425,974,270	--	425,974,270	--
Luxembourg	9,666,535	--	9,666,535	--
Macau	595,908	--	595,908	--
Malta	2	--	2	--
Mexico	431,808	--	431,808	--
Netherlands	64,303,924	--	64,303,924	--
New Zealand	1,952,327	--	1,952,327	--
Norway	12,975,950	--	12,975,950	--
Philippines	384,148	--	384,148	--
Portugal	5,072,658	--	5,072,658	--
Singapore	26,392,451	--	26,392,451	--
Spain	74,449,140	--	74,449,140	--
Sweden	51,760,098	--	51,760,098	--
Switzerland	151,429,237	--	151,429,237	--
United Kingdom	387,636,525	--	387,636,525	--
United States	1,182,182	--	1,182,182	--
Preferred Stocks	6,684,541	--	6,684,541	--
Investment Companies	31,718,680	31,718,680	--	--
Warrants	16,011	16,011	--	--
Rights	16,682	16,682	--	--
Short-Term Investments	116,238,685	91,102,907	25,135,778	--

Total Investments in securities	$ 2,064,286,209	$ 123,173,473	$ 1,941,112,736	--
Other Financial Instruments	$ 608,214	$ 608,214	--	--
Totals	$ 2,064,894,423	$ 123,781,687	$ 1,941,112,736	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Opportunities Trust
Common Stocks
Australia	$ 6,378,550	--	$ 6,378,550	--
Belgium	18,620,653	--	18,620,653	--
Brazil	39,553,131	39,553,131	--	--
Canada	33,881,114	33,881,114	--	--
China	6,046,230	6,046,230	--	--
Denmark	15,644,991	--	15,644,991	--
France	51,248,556	--	51,248,556	--
Germany	55,330,905	--	55,330,905	--
Hong Kong	23,614,411	--	23,614,411	--
India	15,812,922	15,812,922	--	--
Ireland	9,603,480	9,603,480	--	--
Israel	15,170,614	15,170,614	--	--
Japan	74,134,631	--	74,134,631	--
Netherlands	15,613,579	--	15,613,579	--
Singapore	10,180,363	--	10,180,363	--
Spain	43,948,183	--	43,948,183	--
Switzerland	85,779,706	12,243,415	73,536,291	--
Taiwan	8,964,191	--	8,964,191	--
United Kingdom	51,503,001	--	51,503,001	--
Preferred Stocks
Brazil	3,080,288	3,080,288	--	--
Germany	3,029,768	--	3,029,768	--
Short-Term Investments	26,553,839	26,553,839	--	--
Total Investments in securities	$ 613,693,106	$ 161,945,033	$ 451,748,073	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Small Company Trust
Common Stocks
Australia	$ 9,728,368	$ 63,798	$ 9,664,570	--
Austria	1,483,609	--	1,483,609	--
Bahamas	209,962	209,962	--	--

Belgium	1,810,604	--	1,810,604	--
Bermuda	646,947	70,886	576,061	--
Canada	13,564,924	13,476,381	88,543	--
Cayman Islands	50,683	--	50,683	--
China	129,580	--	129,580	--
Cyprus	124,576	--	124,576	--
Denmark	1,132,358	--	1,132,358	--
Finland	3,516,372	--	3,516,372	--
France	5,196,113	--	5,196,113	--
Germany	6,436,364	--	6,436,364	--
Gibraltar	40,692	--	40,692	--
Greece	1,663,159	--	1,663,159	--
Hong Kong	3,581,853	44,064	3,537,789	--
Ireland	1,368,964	--	1,368,964	--
Italy	4,135,926	--	4,135,926	--
Japan	23,612,170	--	23,612,170	--
Liechtenstein	152,493	--	152,493	--
Luxembourg	275,207	--	275,207	--
Netherlands	2,629,895	--	2,629,895	--
New Zealand	690,393	--	690,393	--
Norway	1,816,450	--	1,816,450	--
Papua New Guinea	16,353	--	16,353	--
Peru	57,267	--	57,267	--
Portugal	596,772	--	596,772	--
Singapore	1,804,293	--	1,804,293	--
South Africa	75,409	75,409	--	--
Spain	3,291,961	--	3,291,961	--
Sweden	3,790,655	--	3,790,655	--
Switzerland	6,128,060	--	6,128,060	--
United Arab Emirates	197,311	--	197,311	--
United Kingdom	20,709,596	276,669	20,432,927	--
United States	423,757	423,757	--	--
Preferred Stocks
Australia	32,072	--	32,072	--
Warrants
Canada	388	388	--	--
Hong Kong	1,681	666	2 $	1,013
Rights
Australia	602	342	260	--
Spain	2,093	2,093	--	--
Short-Term Investments	8,959,967	8,959,967	--	--
Total Investments in securities	$ 130,085,899	$ 23,604,382	$ 106,480,504	$ 1,013

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

International Value Trust
Common Stocks
Australia	$ 6,866,534	--	$ 6,866,534	--
Austria	8,530,616	--	8,530,616	--
Bermuda	5,224,849	$ 5,224,849	--	--
Brazil	5,843,365	5,843,365	--	--
Canada	15,978,756	15,978,756	--	--
China	11,286,431	--	11,286,431	--
France	98,450,521	--	98,450,521	--
Germany	85,177,932	--	85,177,932	--
Hong Kong	12,787,796	--	12,787,796	--
Israel	4,404,272	4,404,272	--	--
Italy	14,845,411	--	14,845,411	--
Japan	67,446,870	--	67,446,870	--
Netherlands	65,049,214	--	65,049,214	--
Norway	44,675,127	--	44,675,127	--
Russia	6,937,732	6,937,732	--	--
Singapore	27,139,825	13,156,774	13,983,051	--
South Korea	36,037,610	12,625,134	23,412,476	--
Spain	25,079,196	--	25,079,196	--
Sweden	17,195,362	--	17,195,362	--
Switzerland	69,238,236	--	69,238,236	--
Taiwan	33,489,013	--	33,489,013	--
United Kingdom	164,993,887	--	164,993,887	--
United States	14,665,548	14,665,548	--	--
Short-Term Investments	68,268,591	43,468,591	24,800,000	--
Total Investments in securities	$ 909,612,694	$ 122,305,021	$ 787,307,673	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Investment Quality Bond Trust
U.S. Government & Agency Obligations	$ 134,111,159	--	$ 134,111,159	--
Foreign Government Obligations	6,848,716	--	6,848,716	--
Corporate Bonds	218,248,075	--	218,248,075	--
Convertible Bonds	158,356	--	158,356	--
Municipal Bonds	10,422,401	--	10,422,401	--
Collateralized Mortgage Obligations	28,619,793	--	28,619,793	--
Asset Backed Securities	3,027,960	--	3,027,960	--
Preferred Stocks	183,677	--	183,677	--

Term Loans	24,750	--	24,750	--
Short-Term Investments	500,000	--	500,000	--
Total Investments in securities	$ 402,144,887	--	$ 402,144,887	--
Other Financial Instruments	$ 516,365	--	$ 516,365	--
Totals	$ 402,661,252	--	$ 402,661,252	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Large Cap Trust
Common Stocks
Consumer Discretionary	$ 25,754,773	$ 25,754,773	--	--
Consumer Staples	11,747,521	11,747,521	--	--
Energy	22,090,095	22,090,095	--	--
Financials	24,729,446	24,729,446	--	--
Health Care	27,456,306	27,456,306	--	--
Industrials	21,492,656	21,492,656	--	--
Information Technology	30,506,685	30,506,685	--	--
Materials	3,899,348	3,899,348	--	--
Telecommunication Services	3,609,848	3,609,848	--	--
Utilities	9,290,092	9,290,092	--	--
Short-Term Investments	11,227,683	9,330,683	$ 1,897,000	--
Total Investments in securities	$ 191,804,453	$ 189,907,453	$ 1,897,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Large Cap Value Trust
Common Stocks
Consumer Discretionary	$ 17,125,790	$ 17,125,790	--	--
Consumer Staples	22,457,120	22,457,120	--	--
Energy	75,255,830	75,255,830	--	--
Financials	48,971,530	48,971,530	--	--
Health Care	61,981,060	61,981,060	--	--
Industrials	48,632,950	48,632,950	--	--
Information Technology	25,953,290	25,953,290	--	--
Materials	48,381,740	48,381,740	--	--
Telecommunication Services	13,619,380	13,619,380	--	--
Utilities	28,021,620	28,021,620	--	--
Short-Term Investments	36,225,883	35,554,883	$ 671,000	--
Total Investments in securities	$ 426,626,193	$ 425,955,193	$ 671,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Mid Cap Index Trust
Common Stocks
Consumer Discretionary	$ 162,332,565	$ 162,332,565	--	--
Consumer Staples	43,802,752	43,802,752	--	--
Energy	64,990,798	64,990,798	--	--
Financials	226,085,275	226,085,275	--	--
Health Care	140,959,882	140,959,882	--	--
Industrials	160,818,740	160,818,740	--	--
Information Technology	164,307,375	164,307,375	--	--
Materials	75,438,347	75,438,347	--	--
Telecommunication Services	8,969,682	8,969,682	--	--
Utilities	64,562,281	64,562,281	--	--
Warrants
Consumer Discretionary	94	94	--	--
Short-Term Investments	319,164,355	304,394,955	14,769,400	--
Total Investments in securities	$ 1,431,432,146	$ 1,416,662,746	$ 14,769,400	--
Other Financial Instruments	$ 200,802	$ 200,802	--	--
Totals	$ 1,431,632,948	$ 1,416,863,548	$ 14,769,400	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$ 184,602,674	$ 184,602,674	--	--
Consumer Staples	11,782,994	11,782,994	--	--
Energy	34,738,378	32,553,962	$ 2,184,416	--
Financials	42,564,158	41,554,130	1,010,028	--
Health Care	110,388,602	103,664,313	6,724,289	--
Industrials	119,461,132	119,461,132	--	--
Information Technology	257,175,228	257,175,228	--	--
Materials	30,864,009	30,864,009	--	--
Telecommunication Services	7,430,119	7,430,119	--	--
Short-Term Investments	177,649,058	171,949,058	5,700,000	--
Total Investments in securities	$ 976,656,352	$ 961,037,619	$ 15,618,733	--
Other Financial Instruments	$ 160,289	--	$ 160,289	--
Totals	$ 976,816,641	$ 961,037,619	$ 15,779,022	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$ 15,066,924	$ 15,066,924	--	--
Consumer Staples	3,771,029	3,771,029	--	--
Energy	12,723,470	12,723,470	--	--
Financials	23,957,395	23,957,395	--	--
Health Care	12,234,109	12,234,109	--	--
Industrials	28,325,504	28,325,504	--	--
Information Technology	15,034,361	15,034,361	--	--
Materials	12,928,328	12,928,328	--	--
Telecommunication Services	5,414,468	5,414,468	--	--
Utilities	8,801,996	8,801,996	--	--
Convertible Bonds
Consumer Discretionary	525,184	--	$ 525,184	--
Telecommunication Services	325,125	--	325,125	--
Short-Term Investments	25,575,594	21,875,594	3,700,000	--
Total Investments in securities	$ 164,683,487	$ 160,133,178	$ 4,550,309	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Mid Value Trust
Common Stocks
Consumer Discretionary	$ 131,634,985	$ 128,814,426	$ 2,820,559	--
Consumer Staples	67,264,002	67,264,002	--	--
Energy	64,907,425	64,907,425	--	--
Financials	154,193,376	154,193,376	--	--
Health Care	50,436,563	50,436,563	--	--
Industrials	66,696,767	66,696,767	--	--
Information Technology	61,021,534	61,021,534	--	--
Materials	45,591,637	45,591,637	--	--
Telecommunication Services	8,988,717	8,988,717	--	--
Utilities	58,793,176	58,793,176	--	--
Preferred Stocks	2,090,884	--	2,090,884	--
Convertible Bonds
Financials	1,116,050	--	1,116,050	--
Industrials	5,713,288	--	5,713,288	--
Materials	1,966,688	--	1,966,688	--
Telecommunication Services	1,659,735	--	1,659,735	--
Short-Term Investments	198,965,700	198,965,700	--	--

Total Investments in securities	$ 921,040,527	$ 905,673,323	$ 15,367,204	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Money Market Trust
U.S Treasury Obligations
U.S. Treasury Bills	$ 728,980,593	--	$ 728,980,593	--
U.S. Government & Agency Obligations	1,655,427,756	--	1,655,427,756	--
Commercial Paper	965,501,555	--	965,501,555	--
Corporate Interest-Bearing Obligations	218,078,279	--	218,078,279	--
Temporary Liquidity Guarantee Program	826,334,598	--	826,334,598	--
Total Investments in securities	$ 4,394,322,781	--	$ 4,394,322,781	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Money Market Trust B
U.S Treasury Obligations
U.S. Treasury Bills	$ 125,769,877	--	$ 125,769,877	--
U.S. Government & Agency Obligations	205,639,985	--	205,639,985	--
Commercial Paper	139,493,944	--	139,493,944	--
Corporate Interest-Bearing Obligations	40,021,837	--	40,021,837	--
Temporary Liquidity Guarantee Program	125,478,977	--	125,478,977	--
Total Investments in securities	$ 636,404,620	--	$ 636,404,620	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Mutual Shares Trust
Common Stocks
Australia	$ 1,790,021	--	$ 1,790,021	--
Canada	3,238,470	$ 3,238,470	--	--
Denmark	9,364,199	--	9,364,199	--
France	20,847,027	--	20,847,027	--
Germany	28,024,177	--	28,024,177	--
Hong Kong	2,634,427	--	2,634,427	--
Italy	2,212,635	--	2,212,635	--
Japan	8,050,643	--	8,050,643	--

Netherlands	7,087,329	--	7,087,329	--
Norway	8,945,499	--	8,945,499	--
South Korea	1,717,291	--	1,717,291	--
Spain	2,874,148	--	2,874,148	--
Switzerland	42,539,838	18,833,893	23,705,945	--
United Kingdom	54,422,649	--	51,790,947	$ 2,631,702
United States	303,877,239	302,786,139	--	1,091,100
Preferred Stocks
Germany	1,375,724	--	1,375,724	--
Corporate Bonds
United States	3,958,478	--	3,697,148	261,330
Term Loans
Germany	472,984	--	472,984	--
United States	24,896,290	--	24,896,290	--
Short-Term Investments	105,181,204	25,585,513	79,595,691	--
Total Investments in securities	$ 633,510,272	$ 350,444,015	$ 279,082,125	$ 3,984,132
Other Financial Instruments	$ 3,498,715	--	$ 3,498,715	--
Totals	$ 637,008,987	$ 350,444,015	$ 282,580,840	$ 3,984,132

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Natural Resources Trust
Common Stocks
Energy	$ 179,807,290	$ 162,847,696	$ 16,959,594	--
Materials	79,103,806	36,396,769	42,707,037	--
Utilities	4,692,040	4,692,040	--	--
Warrants	4,055,266	--	4,055,266	--
Short-Term Investments	66,241,324	64,118,324	2,123,000	--
Total Investments in securities	$ 333,899,726	$ 268,054,829	$ 65,844,897	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

New IncomeTrust
Common Stocks	$ 27,580,430	$ 27,386,068	$ 194,362	--
Preferred Stocks	18,510	18,510	--	--
U.S. Government & Agency Obligations	1,123,091,193	--	1,123,091,193	--
Foreign Government Obligations	59,970,604	--	56,995,207	2,975,397
Corporate Bonds	625,854,960	--	625,854,960	--

Municipal Bonds	11,219,724	--	11,219,724	--
Collateralized Mortgage Obligations	105,052,614	--	105,052,614	--
Asset Backed Securities	80,947,489	--	67,970,034	12,977,455
Term Loans	36,263,768	--	36,263,768	--
Short-Term Investments	141,973,971	139,764,971	2,209,000	--
Total Investments in securities	$ 2,211,973,263	$ 167,169,549	$ 2,028,850,862	$ 15,952,852
Other Financial Instruments	$ 1,729,006	--	$ 1,729,006	$ --
Totals	$ 2,213,702,269	$ 167,169,549	$ 2,030,579,868	$ 15,952,852

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Optimized All Cap Trust
Common Stocks
Consumer Discretionary	$ 198,484,550	$ 198,484,550	--	--
Consumer Staples	71,210,634	71,210,634	--	--
Energy	84,985,192	84,985,192	--	--
Financials	200,165,070	200,165,070	--	--
Health Care	175,788,156	175,788,156	--	--
Industrials	115,993,324	115,993,324	--	--
Information Technology	329,178,446	329,178,446	--	--
Materials	35,542,870	35,542,870	--	--
Telecommunication Services	90,181,439	90,181,439	--	--
Utilities	45,464,983	45,464,983	--	--
Short-Term Investments	5,790,000	--	$ 5,790,000	--
Total Investments in securities	$ 1,352,784,664	$ 1,346,994,664	$ 5,790,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Optimized Value Trust
Common Stocks
Consumer Discretionary	$ 39,003,989	$ 39,003,989	--	--
Consumer Staples	14,409,214	14,409,214	--	--
Energy	47,789,662	47,789,662	--	--
Financials	81,825,390	81,825,390	--	--
Health Care	19,829,816	19,829,816	--	--
Industrials	22,256,673	22,256,673	--	--
Information Technology	30,269,091	30,269,091	--	--
Materials	7,885,788	7,885,788	--	--

Telecommunication Services	12,240,788	12,240,788	--	--
Utilities	8,620,027	8,620,027	--	--
Short-Term Investments	2,430,000	--	$ 2,430,000	--
Total Investments in Securities	$ 286,560,438	$ 284,130,438	$ 2,430,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Overseas Equity Trust
Common Stocks
Australia	$ 1,213,166	--	$ 1,213,166	--
Austria	1,748,278	--	1,748,278	--
Bermuda	912,794	$ 912,794	--	--
Brazil	1,020,696	1,020,696	--	--
Canada	2,839,912	2,839,912	--	--
China	1,978,166	--	1,978,166	--
France	18,986,064	--	18,986,064	--
Germany	14,159,123	--	14,159,123	--
Hong Kong	2,403,990	--	2,403,990	--
Israel	1,262,160	1,262,160	--	--
Italy	2,928,220	--	2,928,220	--
Japan	9,285,531	--	9,285,531	--
Netherlands	10,561,830	--	10,561,830	--
Norway	6,879,918	--	6,879,918	--
Russia	1,236,667	1,182,888	53,779	--
Singapore	5,150,652	2,506,683	2,643,969	--
South Korea	6,358,824	2,010,483	4,348,341	--
Spain	4,487,658	--	4,487,658	--
Sweden	2,379,425	--	2,379,425	--
Switzerland	12,105,691	--	12,105,691	--
Taiwan	6,221,721	75,591	6,146,130	--
United Kingdom	30,864,060	--	30,864,060	--
United States	2,571,591	2,571,591	--	--
Short-Term Investments	6,216,000	--	6,216,000	--
Total Investments in securities	$ 153,772,137	$ 14,382,798	$ 139,389,339	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Pacific RimTrust
Common Stocks
Australia	$ 14,832,039	--	$ 14,832,039	--

China	8,746,668	--	8,746,668	--
Hong Kong	7,519,032	--	7,519,032	--
Indonesia	659,714	--	659,714	--
Japan	43,459,014	--	43,459,014	--
Korea	1,036,078	--	1,036,078	--
Macau	463,614	--	463,614	--
Malaysia	1,710,188	--	1,710,188	--
Singapore	3,121,956	--	3,121,956	--
South Korea	8,860,056	--	8,860,056	--
Taiwan	8,559,195	--	8,559,195	--
Thailand	1,611,177	--	1,611,177	--
United States	711,937	--	711,937	--
Warrants
Malaysia	13,236	$ 13,236	--	--
Short-Term Investments	3,922,000	--	3,922,000	--
Total Investments in securities	$ 105,225,904	$ 13,236	$ 105,212,668	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Real Estate Securities Trust
Common Stocks
Financials	$ 362,283,089	$ 362,283,089	--	--
Short-Term Investments	113,403,771	110,911,771	$ 2,492,000	--
Total Investments in securities	$ 475,686,860	$ 473,194,860	$ 2,492,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Real Return Bond Trust
U.S. Government & Agency Obligations	$ 114,096,803	--	$ 114,096,803	--
Foreign Government Obligations	21,164,722	--	21,164,722	--
Corporate Bonds	60,798,952	--	60,798,952	--
Municipal Bonds	59,934	--	59,934	--
Collateralized Mortgage Obligations	14,373,434	--	14,373,434	--
Asset Backed Securities	143,690	--	143,690	--
Supranational Obligations	1,201,612	--	1,201,612	--
Defaulted Bonds Beyond Maturity Date	1,173,000	--	1,173,000	--
Preferred Stocks	1,631,200	$ 586,200	1,045,000	--
Term Loans	1,730,095	--	1,730,095	--
Short-Term Investments	3,270,757	--	3,270,757	--

Total Investments in Securities	$ 219,644,199	$ 586,200	$ 219,057,999	--
Other Financial Instruments	$ 481,823	$ 193,407	$ 288,416	--
Total Investments in Securities	$ 220,126,022	$ 779,607	$ 219,346,415	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Science & Technology Trust
Common Stocks
Consumer Discretionary	$ 21,018,247	$ 21,018,247	--	--
Financials	2,082,381	2,082,381	--	--
Health Care	6,866,123	6,866,123	--	--
Industrials	4,269,753	4,269,753	--	--
Information Technology	329,897,505	318,828,801	$ 11,068,704	--
Materials	1,819,425	1,819,425	--	--
Telecommunication Services	15,061,230	14,917,765	143,465	--
Preferred Stocks
Information Technology	802,310	--	--	$ 802,310
Warrants
Financials	874,969	874,969	--	--
Short-Term Investments	54,623,431	53,255,431	1,368,000	--
Total Investments in securities	$ 437,315,374	$ 423,932,895	$ 12,580,169	$ 802,310

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Short-Term Bond Trust
U.S. Government & Agency Obligations	$ 32,301,306	--	$ 32,301,306	--
Corporate Bonds	16,170,939	--	16,170,939	--
Collateralized Mortgage Obligations	34,427,962	--	32,360,962	$ 2,067,000
Asset Backed Securities	2,488,811	--	908,303	1,580,508
Short-Term Investments	9,028,884	$ 9,028,884	--	--
Total Investments in securities	$ 94,417,902	$ 9,028,884	$ 81,741,510	$ 3,647,508

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs
Short Term Government Income Trust
U.S. Government & Agency Obligations	$ 262,129,601	--	$ 262,129,601	--
Collateralized Mortgage Obligations	17,082,389	--	17,082,389	--

Short-Term Investments	8,000,000	--	8,000,000	--
Total Investments in Securities	$ 287,211,990	--	$ 287,211,990	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$ 82,597,589	$ 82,597,589	--	--
Consumer Staples	12,404,001	12,404,001	--	--
Energy	9,354,705	9,354,705	--	--
Financials	11,595,604	11,595,604	--	--
Health Care	83,385,232	83,385,232	--	--
Industrials	60,642,903	60,642,903	--	--
Information Technology	107,077,359	107,077,359	--	--
Materials	4,678,666	4,678,666	--	--
Telecommunication Services	5,832,158	5,832,158	--	--
Short-Term Investments	105,828,891	89,528,891	$ 16,300,000	--
Total Investments in securities	$ 483,397,108	$ 467,097,108	$ 16,300,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$ 109,103,738	$ 109,103,738	--	--
Consumer Staples	22,421,902	22,421,902	--	--
Energy	35,744,550	35,739,323	$ 5,227	--
Financials	150,617,456	150,617,456	--	--
Health Care	104,062,922	104,020,740	42,182	--
Industrials	111,201,418	111,201,418	--	--
Information Technology	130,814,205	130,814,205	--	--
Materials	33,571,537	33,571,537	--	--
Telecommunication Services	6,562,987	6,562,987	--	--
Utilities	22,076,016	22,076,016	--	--
Preferred Stocks
Health Care	148,385	148,385	--	--
Warrants
Consumer Discretionary	25	25	--	--
Short-Term Investments	208,970,300	205,200,300	3,770,000	--

Total Investments in securities	$ 935,295,441	$ 931,478,032	$ 3,817,409	--
Other Financial Instruments	$ 49,226	$ 49,226	--	--
Totals	$ 935,344,667	$ 931,527,258	$ 3,817,409	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$ 26,743,776	$ 26,743,776	--	--
Consumer Staples	4,941,547	4,941,547	--	--
Energy	13,233,043	13,233,043	--	--
Financials	37,191,352	37,191,352	--	--
Health Care	17,658,146	17,658,146	--	--
Industrials	28,165,049	28,165,049	--	--
Information Technology	25,594,300	25,594,300	--	--
Materials	9,499,079	9,499,079	--	--
Telecommunication Services	2,222,812	2,222,812	--	--
Utilities	2,091,865	2,091,865	--	--
Short-Term Investments	33,945,177	33,945,177	--	--
Total Investments in securities	$ 201,286,146	$ 201,286,146	--	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Small Cap Value Trust
Common Stocks
Consumer Discretionary	$ 9,097,821	$ 9,097,821	--	--
Consumer Staples	28,123,962	28,123,962	--	--
Energy	27,027,423	27,027,423	--	--
Financials	112,718,929	112,718,929	--	--
Health Care	31,553,555	31,553,555	--	--
Industrials	104,278,842	104,278,842	--	--
Information Technology	50,382,033	50,382,033	--	--
Materials	19,854,539	19,854,539	--	--
Utilities	28,645,365	28,645,365	--	--
Short-Term Investments	87,244,833	65,544,833	$ 21,700,000	--
Total Investments in securities	$ 578,927,302	$ 557,227,302	$ 21,700,000

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Small Company Growth Trust
Common Stocks
Consumer Discretionary	$ 18,558,482	$ 18,558,482	--	--
Consumer Staples	1,799,882	1,799,882	--	--
Energy	6,367,321	6,367,321	--	--
Financials	8,674,258	8,674,258	--	--
Health Care	21,123,497	21,123,497	--	--
Industrials	14,083,820	14,083,820	--	--
Information Technology	30,847,977	30,847,977	--	--
Materials	3,126,529	3,126,529	--	--
Telecommunication Services	1,179,128	1,179,128	--	--
Utilities	967,505	967,505	--	--
Short-Term Investments	32,477,464	32,477,464	$ --	--

Total Investments in securities	$ 139,205,863	$ 139,205,863	$ --	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Small Company Value Trust
Common Stocks
Consumer Discretionary	$ 51,204,364	$ 51,204,364	--	--
Consumer Staples	6,912,656	6,912,656	--	--
Energy	27,004,786	27,004,786	--	--
Financials	86,308,581	86,308,581	--	--
Health Care	25,256,519	25,256,519	--	--
Industrials	101,934,124	101,934,124	--	--
Information Technology	41,750,651	41,750,651	--	--
Materials	35,977,538	35,977,538	--	--
Telecommunication Services	2,174,858	2,174,858	--	--
Utilities	15,046,188	15,046,188	--	--
Preferred Stocks
Energy	2,513,584	2,513,584	--	--
Financials	6,696,347	--	6,696,347	--
Investment Companies	3,299,784	3,299,784	--	--
Short-Term Investments	104,039,703	104,039,703	--	--
Total Investments in securities	$ 510,119,683	$ 503,423,336	$ 6,696,347	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$ 42,434,113	$ 42,434,113	--	--
Consumer Staples	3,974,632	3,974,632	--	--
Energy	16,448,084	16,448,084	--	--
Financials	24,644,710	24,644,710	--	--
Health Care	36,958,359	36,958,359	--	--
Industrials	44,920,493	44,920,493	--	--
Information Technology	48,722,896	48,722,896	--	--
Materials	10,949,474	10,949,474	--	--
Telecommunication Services	7,888,491	7,888,491	--	--
Utilities	686,784	686,784	--	--
Investment Companies
Financials	489,243	489,243	--	--
Short-Term Investments	48,902,584	40,248,584	$ 8,654,000	--
Total Investments in securities	$ 287,019,863	$ 278,365,863	$ 8,654,000	--
Other Financial Instruments	$ 9,421	$ 9,421	--	--
Totals	$ 287,029,284	$ 278,375,284	$ 8,654,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Strategic Bond Trust
U.S. Government & Agency Obligations	$ 117,040,944	--	$ 117,040,944	--
Foreign Government Obligations	18,175,840	--	18,175,840	--
Corporate Bonds	209,407,186	--	209,081,931	$ 325,255
Collateralized Mortgage Obligations	59,476,330	--	59,476,330	--
Asset Backed Securities	23,037,010	--	22,265,331	771,679
Municipal Bonds	1,149,225	--	1,149,225	--
Supranational Obligations	1,358,977	--	1,358,977	--
Common Stocks	1,144,550	$ 1,059,217	66,760	18,573
Preferred Stocks	3,407,316	691,010	2,716,306	--
Defaulted Bonds Beyond Maturity Date	18	--	18	--
Term Loans	11,972,752	--	11,972,752	--
Warrants	29,822	--	20,964	8,858
Options Purchased	60,803	60,803	--	--
Short-Term Investments	15,372,477	19,477	15,353,000	--

Total Investments in securities	$ 461,633,250	$ 1,830,507	$ 458,678,378	$ 1,124,365
Other Financial Instruments	$ 219,124	$ (137,957)	$ 357,081	--
Totals	$ 461,852,374	$ 1,692,550	$ 459,035,459	$ 1,124,365

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Strategic Income Opportunities Trust
Common Stocks	$ 18,427,277	$ 18,427,277	--	--
Preferred Stocks	9,723,873	6,197,337	$ 1,507,125	$ 2,019,411
U.S. Government & Agency Obligations	4,097,662	--	4,097,662	--
Foreign Government Obligations	76,750,013	--	76,750,013	--
Corporate Bonds	234,728,327	--	222,727,102	12,001,225
Municipal Bonds	320,846	--	320,846	--
Collateralized Mortgage Obligations	37,538,670	--	34,689,270	2,849,400
Asset Backed Securities	7,758,411	--	6,338,911	1,419,500
Convertible Bonds	4,030,731	--	4,030,731	--
Supranational Obligations	35,423,870	--	35,423,870	--
Term Loans	23,269,266	--	23,269,266	--
Options Purchased	482,998	--	290,234	192,764
Short-Term Investments	23,773,000	--	23,773,000	--
Total Investments in securities	$ 476,324,944	$ 24,624,614	$ 433,218,030	$ 18,482,300
Other Financial Instruments	$ (705,729)	$ (307,866)	$ (397,851)	$ (12)
Totals	$ 475,619,215	$ 24,316,748	$ 432,820,179	$ 18,482,288

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Total Bond Market Trust A
U.S. Government & Agency Obligations	$ 828,186,758	--	$ 828,186,758	--
Foreign Government Obligations	18,967,062	--	18,967,062	--
Corporate Bonds	248,418,810	--	248,418,810	--
Municipal Bonds	5,588,414	--	5,588,414	--
Collateralized Mortgage Obligations	44,293,381	--	44,293,381	--
Asset Backed Securities	3,005,301	--	3,005,301	--
Supranational Obligations	8,674,548	--	8,674,548	--
Short-Term Investments	12,735,963	$ 12,735,963	--	--
Total Investments in Securities	$ 1,169,870,237	$ 12,735,963	$ 1,157,134,274	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Total Bond Market Trust B
U.S. Government & Agency Obligations	$ 110,602,277	--	$ 110,602,277	--
Foreign Government Obligations	3,714,404	--	3,714,404	--
Corporate Bonds	35,118,724	--	35,118,724	--
Municipal Bonds	676,863	--	676,863	--
Collateralized Mortgage Obligations	7,838,920	--	7,838,920	--
Asset Backed Securities	657,884	--	657,884	--
Supranational Obligations	1,635,393	--	1,635,393	--
Short-Term Investments	37,501	$ 37,501	--	--
Total Investments in securities	$ 160,281,966	$ 37,501	$ 160,244,465	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Total Return Trust
U.S. Government & Agency Obligations	$ 705,673,907	--	$ 705,673,907	--
Foreign Government Obligations	88,444,761	--	88,444,761	--
Corporate Bonds	772,294,705	--	772,294,705	--
Defaulted Bonds Beyond Maturity Date	5,405,000	--	5,405,000	--
Municipal Bonds	68,434,553	--	68,434,553	--
Collateralized Mortgage Obligations	147,670,436	--	147,670,436	--
Asset Backed Securities	30,708,352	--	30,708,352	--
Term Loans	3,971,052	--	3,971,052	--
Supranational Obligations	6,950,098	--	6,950,098	--
Preferred Stocks	86,628,760	--	78,793,000	7,835,760
Short-Term Investments	1,706,455,454	--	1,706,455,454	--
Total Investments in securities	$ 3,622,637,078	--	$ 3,614,801,318	$ 7,835,760
Securities Sold Short	$ (4,275,625)	--	$ (4,275,625)	$ --
Other Financial Instruments	$ 23,558,751	$ 2,315,985	$ 21,242,766	$ --
Totals	$ 3,641,920,204	$ 2,315,985	$ 3,631,768,459	$ 7,835,760

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$ 41,805,472	$ 41,805,472	--	--
Consumer Staples	37,127,674	37,127,674	--	--

Energy	38,929,283	38,929,283	--	--
Financials	64,629,125	64,629,125	--	--
Health Care	43,013,627	43,010,829	2,798	--
Industrials	39,850,255	39,850,255	--	--
Information Technology	68,794,202	68,794,202	--	--
Materials	15,127,988	15,127,988	--	--
Telecommunication Services	9,224,218	9,224,218	--	--
Utilities	12,327,175	12,327,175	--	--
Preferred Stocks
Health Care	14,019	14,019	--	--
Warrants
Consumer Discretionary	5	5	--	--
Rights
Health Care	644	644	--	--
Telecommunication Services	3,611	3,611	--	--
Short-Term Investments	29,427,467	28,897,467	$ 530,000	--
Total Investments in securities	$ 400,274,765	399,741,967	$ 532,798	--
Other Financial Instruments	$ 36,491	36,491	--	--
Totals	$ 400,311,256	399,778,458	$ 532,798	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

U.S. Government Securities Trust
U.S. Government & Agency Obligations	$ 139,064,495	--	$ 139,064,495	--
Collateralized Mortgage Obligations	2,042,580	--	2,042,580	--
Preferred Stocks	86,773	$ 86,773	--	--
Call Options	17,422	17,422	--	--
Short-Term Investments	117,729,596	--	117,729,596	--
Total Investments in securities	$ 258,940,866	$ 104,195	$ 258,836,671	--
Other Financial Instruments	$ (195,812)	$ (195,812)	--	--
Totals	$ 258,745,054	$ (91,617)	$ 258,836,671	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

U.S. High Yield Bond Trust
Corporate Bonds	$ 361,392,972	--	$ 361,392,972	--
Common Stocks	5,640,093	$ 5,535,093	--	$ 105,000
Preferred Stocks	71,120	--	--	71,120
Term Loans	104,724,138	--	104,724,138	--
Asset Backed Securities	1,126,100	--	1,126,100	--
Short-Term Investments	11,878,195	11,192,195	686,000	--

Total Investments in Securities	$ 484,832,618	$ 16,727,288	$ 467,929,210	$ 176,120

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

U.S.Multi SectorTrust
Common Stocks
Consumer Discretionary	$ 43,821,541	$ 43,821,541	--	--
Consumer Staples	195,680,013	195,680,013	--	--
Energy	85,221,075	85,221,075	--	--
Financials	35,721,048	35,721,048	--	--
Health Care	232,262,756	232,262,756	--	--
Industrials	33,376,882	33,376,882	--	--
Information Technology	306,485,827	306,485,827	--	--
Materials	13,553,921	13,553,921	--	--
Telecommunication Services	13,086,374	13,086,374	--	--
Utilities	433,400	433,400	--	--
Short-Term Investments	40,562,273	24,579,073	$ 15,983,200	--
Total Investments in securities	$ 1,000,205,110	$ 984,221,910	$ 15,983,200	--
Other Financial Instruments	$ 360,754	$ 360,754	--	--

Totals	$ 1,000,565,864	$ 984,582,664	$ 15,983,200	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Utilities Trust
Common Stocks
Consumer Discretionary	$ 14,273,030	$ 14,273,030	--	--
Energy	12,413,315	12,413,315	--	--
Industrials	360,745	360,745	--	--
Telecommunication Services	36,580,796	24,271,573	$ 12,309,223	--
Utilities	87,056,566	71,667,106	15,389,460	--
Preferred Stocks	8,497,161	7,017,361	1,479,800	--
Corporate Bonds	427,100	--	427,100	--
Convertible Bonds
Consumer Discretionary	1,200,499	--	1,200,499	--
Industrials	253,153	--	253,153	--
Short-Term Investments	27,382,473	24,804,473	2,578,000	--
Total Investments in securities	$ 188,444,838	$ 154,807,603	$ 33,637,235	--
Other Financial Instruments	$ 168,107	--	$ 168,107	--
Totals	$ 188,612,945	$ 154,807,603	$ 33,805,342	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Value Trust
Common Stocks
Consumer Discretionary	$ 22,385,179	$ 22,385,179	--	--
Consumer Staples	18,967,862	18,967,862	--	--
Energy	15,330,089	15,330,089	--	--
Financials	53,160,112	53,160,112	--	--
Health Care	25,592,916	25,592,916	--	--
Industrials	43,844,668	43,844,668	--	--
Information Technology	29,399,634	29,399,634	--	--
Materials	18,301,941	18,301,941	--	--
Utilities	15,342,837	15,342,837	--	--
Short-Term Investments	14,800,000	--	$ 14,800,000	--
Total Investments in securities	$ 257,125,238	$ 242,325,238	$ 14,800,000	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Value & Restructuring Trust
Common Stocks
Consumer Discretionary	$ 15,419,819	$ 15,419,819	--	--
Consumer Staples	20,082,778	20,082,778	--	--
Energy	71,608,501	71,608,501	--	--
Financials	50,616,468	50,616,468	--	--
Health Care	17,069,654	17,069,654	--	--
Industrials	48,620,691	48,620,691	--	--
Information Technology	24,617,109	24,617,109	--	--
Materials	40,557,262	36,785,118	$ 3,772,144	--
Telecommunication Services	13,138,677	13,138,677	--	--
Utilities	1,318,213	--	1,318,213	--
Preferred Stocks
Financials	976,381	976,381	--	--
Convertible Bonds
Consumer Discretionary	3,082,275	--	3,082,275	--
Short-Term Investments	48,319,687	43,868,687	4,451,000	--
Total Investments in securities	$ 355,427,515	$ 342,803,883	$ 12,623,632	--
Other Financial Instruments	$ (24,289)	$ (24,289)	--	--
Totals	$ 355,403,226	$ 342,779,594	$ 12,623,632	--

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs

Vista Trust
Common Stocks
Consumer Discretionary	$ 29,917,766	$ 29,917,766	--	--
Consumer Staples	3,266,748	3,266,748	--	--
Energy	9,215,119	9,215,119	--	--
Financials	8,755,089	8,755,089	--	--
Health Care	20,019,636	18,856,329	$ 1,163,307	--
Industrials	19,200,810	19,200,810	--	--
Information Technology	33,307,107	33,307,107	--	--
Materials	8,616,691	8,616,691	--	--
Telecommunication Services	6,707,613	6,707,613	--	--
Short-Term Investments	30,474,671	30,474,671	--	--
Total Investments in securities	$ 169,481,250	$ 168,317,943	$ 1,163,307	--
Other Financial Instruments	$ (10,202)	--	$ (10,202)	--
Totals	$ 169,471,048	$ 168,317,943	$ 1,153,105	--

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond Trust

	Asset Backed	Collateralized
	Securities	Mortgage Obligations	Corporate Bonds	Total

Balance as of 12/31/09	$20,239,966	$20,106,783	$3,202,100	$43,548,849

Accrued discounts/premiums	72,326	-	22,617	94,943

Realized gain (loss)	(1,023,045)	1,245,203	(2,234,041)	(2,011,883)

Change in unrealized
appreciation (depreciation)	1,604,948	(751,071)	2,350,834	3,204,711

Net purchases (sales)	(561,473)	(2,852,151)	1,564,040	(1,849,584)

Net transfers in and/out of Level
3	(9,286,357)	(7,311,978)	(2,704,000)	(19,302,335)

Balance as of 3/31/10	$11,046,365	$10,436,786	$2,201,550	$23,684,701

Bond Trust

	Collateralized
	Mortgage Obligations

Balance as of 12/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	($6,400)

Net purchases (sales)	1,086,586

Net transfers in and/out of Level
3	-

Balance as of 3/31/10	$1,080,186

Core Bond Trust

	Asset Backed	Collateralized	U.S. Government
	Securities	Mortgage Obligations	Agency Obligations	Total

Balance as of 12/31/09	-	-	$5,110,440	$5,110,440

Accrued discounts/premiums	$24	-	-	24

Realized gain (loss)	19,704	($28)	-	19,676

Change in unrealized
appreciation (depreciation)	(29,496)	7,972	-	(21,524)

Net purchases (sales)	11,468,446	3,354,935	(5,110,440)	9,712,941

Net transfers in and/out of Level
3	-	-	-	-

Balance as of 3/31/10	$11,458,678	$3,362,879	-	$14,821,557

Emerging Markets Value Trust

	Hong Kong	India	Total

Balance as of 12/31/09	-	$17,277	$17,277

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized
appreciation (depreciation)	96,544	631	97,175

Net purchases (sales)	-	-	-

Net transfers in and/out of Level
3	-	-	-

Balance as of 3/31/10	$96,544	$17,908	$114,452

Financial Services Trust

	Financials

Balance as of 12/31/09	$5,435,100

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	164,700

Net purchases (sales)	-

Net transfers in and/out of Level
3	-

Balance as of 3/31/10	$5,599,800

Floating Rate Income Trust

	Common Stocks

Balance as of 12/31/09	$87,500

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	(187,273)

Net purchases (sales)	1,200,005

Net transfers in and/out of Level
3	(87,500)

Balance as of 3/31/10	$1,012,732

Global Bond Trust

	Asset Backed	Collateralized
	Securities	Mortgage Obligations	Corporate Bonds	Preferred Stocks	Total

Balance as of 12/31/09	-	$3,613,469	$9,341,126	$2,087,101	$15,041,696

Accrued discounts/premiums	-	-	-	-	-

Realized gain (loss)	-	(11,291)	-	-	(11,291)

Change in unrealized
appreciation (depreciation)	($107,088)	70,380	429,773	(202,046)	191,019

Net purchases (sales)	2,403,194	(350,578)	-	-	2,052,616

Net transfers in and/out of Level
3	-	-	-	-	-

Balance as of 3/31/10	$2,296,106	$3,321,980	$9,770,899	$1,885,055	$17,274,040

Health Sciences Trust

	Preferred Stocks

Balance as of 12/31/09	$153,300

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level
3	-

Balance as of 3/31/10	$153,300

High Income Trust

	Asset	Collateralized									Other
	Backed	Mortgage	Common	Corporate	Preferred	Purchased	Term				Financial
	Securities	Obligations	Stocks	Bonds	Stocks	Options	Loans	Warrants		Total	Instruments

Balance as of 12/31/09	$4,262,700	$4,506,751	$190,882	$19,424,466	$7,955,609	$105,672	$741,619	$199,385		$37,387,084	($105,672)

Accrued
discounts/premiums	3,400	339	-	334,376	-	-	-	-		338,115	-

Realized gain (loss)	-	(50,332)	(17)	(991,705)	5,546,478	-	-	-		4,504,424	-

Change in unrealized
appreciation
(depreciation)	379,150	(235,922)	67,935	3,899,004	(4,509,430)	(105,468)	-	-		(504,731)	105,468

Net purchases (sales)	-	(2,785,249)	-	(905,848)	(8,992,657)	-	-	-	(12,683,754)		-

Net transfers in and/out of
Level 3	-	(972,791)	-	-	-	-	(741,619)	(199,385)		(1,913,795)	-

Balance as of 3/31/10	$4,645,250	$462,796	$258,800	$21,760,293	-	$204	-	-		$27,127,343	($204)

High Yield Trust

				Defaulted	Foreign
		Common	Corporate	Bonds Beyond	Government	Preferred	Term
		Stocks	Bonds	Maturity Date	Obligations	Stocks	Loans	Warrants		Total

Balance as of 12/31/09		$1,390,160	$14,629,725	$1,931,771	$91,690	$19,345	$1,671,809	$216,755		$19,951,255

Accrued discounts/premiums		-	91,736	-	-		-	-		91,736

Realized gain (loss)		(25)	(4,565,229)	-	-	(124,291)	-	-		(4,689,545)

Change in unrealized
appreciation (depreciation)		(7,904)	583,985	28,689	1,730	124,291	60,753	114,417		905,961

Net purchases (sales)			(1,439,312)	-	-	-	-		-	(1,439,312)

Net transfers in and/out of Level
3	(417,410)			-	-	-	-	(27,912)		(445,322)

Balance as of 3/31/10		$964,821	$9,300,905	$1,960,460	$93,420	$19,345	$1,732,562	$303,260		$14,374,773

Income Trust

	Warrants

Balance as of 12/31/09	$113,860

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level
3	(113,860)

Balance as of 3/31/10	-

International Small Company Trust

					South
	Australia	Canada	Hong Kong	Japan	Korea	Total

Balance as of 12/31/09	$1,493	-	-	-	-	$1,493

Accrued discounts/premiums	-	-	-	-	-	-

Realized gain (loss)	-	(26,658)	-	(35,834)	(91,007)	(153,499)

Change in unrealized
appreciation (depreciation)	224	26,692	1,013	35,834	91,398	155,161

Net purchases (sales)	(1,717)	(34)	-	-	(391)	(2,142)

Net transfers in and/out of Level
3	-	-	-	-	-	-

Balance as of 3/31/10	-	-	$1,013	-	-	$1,013

Mutual Shares Trust

	United Kingdom	United States	Total

Balance as of 12/31/09	-	$1,134,804	$1,134,804

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized
appreciation (depreciation)	($37,085)	217,727	180,642

Net purchases (sales)	2,668,787	(101)	2,668,686

Net transfers in and/out of Level
3	-	-	-

Balance as of 3/31/10	$2,631,702	$1,352,430	$3,984,132

New Income Trust

			Foreign
	Asset Backed		Government	Preferred
	Securities	Corporate Bonds	Obligations	Stocks	Total

Balance as of 12/31/09	-	$3,812,366	-	$72,000	$3,884,366

Accrued discounts/premiums	$25	2,047	$1,447	-	3,519

Realized gain (loss)	-	157,993	-	(236,116)	(78,123)

Change in unrealized
appreciation (depreciation)	(18,796)	(6,502)	189,661	236,116	400,479

Net purchases (sales)	12,996,226	(1,451,904)	2,784,289	(72,000)	14,256,611

Net transfers in and/out of Level
3	-	(2,514,000)	-	-	(2,514,000)

Balance as of 3/31/10	$12,977,455	-	$2,975,397	-	$15,952,852

Science & Technology Trust

	Information Technology

Balance as of 12/31/09	$802,310

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level
3	-

Balance as of 3/31/10	$802,310

Short-Term Bond Trust

	Asset Backed	Collateralized
	Securities	Mortgage Obligations	Total

Balance as of 12/31/09	$3,931,172	$2,453,662	$6,384,834

Accrued discounts/premiums	792	-	792

Realized gain (loss)	(6,031,335)	(1,909,924)	(7,941,259)

Change in unrealized
appreciation (depreciation)	6,413,296	1,986,905	8,400,201

Net purchases (sales)	(2,020,417)	(463,643)	(2,484,060)

Net transfers in and/out of Level
3	(713,000)	-	(713,000)

Balance as of 3/31/10	$1,580,508	$2,067,000	$3,647,508

Strategic Bond Trust

	Asset Backed
	Securities	Common Stocks	Corporate Bonds	Warrants	Total

Balance as of 12/31/09	$94,470	$77,191	$295,650	$40,112	$507,423

Accrued discounts/premiums	-	-	1,164	-	1,164

Realized gain (loss)	-	(25)	-	-	(25)

Change in unrealized
appreciation (depreciation)	(2,706)	(151)	28,441	(10,290)	15,294

Net purchases (sales)	679,915	-	-	-	679,915

Net transfers in and/out of Level
3	-	(58,442)	-	(20,964)	(79,406)

Balance as of 3/31/10	$771,679	$18,573	$325,255	$8,858	$1,124,365

Strategic Income Opportunities Trust

		Collateralized				Other
	Asset Backed	Corporate	Preferred	Purchased		Financial
	Securities	Bonds	Stocks	Options	Total	Instruments

Balance as of 12/31/09	$1,302,600	$10,894,746	$896,418	$181,303	$24,340,202	($6,409)

Accrued discounts/premiums	1	50,185	-	-	50,187	-

Realized gain (loss)	-	-	(6)	(1,004,987)	364,552	297,500

Change in unrealized
appreciation (depreciation)	116,899	1,056,294	187,228	884,512	999,736	(291,103)

Net purchases (sales)	-	-	935,771	131,936	(1,016,598)	-

Net transfers in and/out of Level
3	-	-	-	-	(6,255,779)	-

Balance as of 3/31/10	$1,419,500	$12,001,225	$2,019,411	$192,764	$18,482,300	($12)

Total Return Trust

	Corporate
	Bonds	Preferred Stock	Total

Balance as of 12/31/09	$14,855,765	$8,675,619	$23,531,384

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized
appreciation (depreciation)	-	(839,859)	(839,859)

Net purchases (sales)	-	-	-

Net transfers in and/out of Level
3	(14,855,765)	-	(14,855,765)

Balance as of 3/31/10	-	$7,835,760	$7,835,760

U.S. High Yield Bond Trust

		Corporate
	Common Stocks	Bonds	Preferred Stock	Total

Balance as of 12/31/09	$112,500	$35,000	$76,200	$223,700

Accrued discounts/premiums	-	-	-	-

Realized gain (loss)	-	-	-	-

Change in unrealized
appreciation (depreciation)	(7,500)	(35,000)	(5,080)	(47,580)

Net purchases (sales)	-	-	-	-

Net transfers in and/out of Level
3	-	-	-	-

Balance as of 3/31/10	$105,000	-	$71,120	$176,120

Value & Restructuring Trust

	Financials

Balance as of 12/31/09	$16,477

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized
appreciation (depreciation)	9,557

Net purchases (sales)	(26,034)

Net transfers in and/out of Level
3	-

Balance as of 3/31/10	-

During the three month period ended March 31, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Portfolios, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios' Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Portfolios' shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement it receives collateral which is held in a segregated account by the Portfolio's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed delivery securities The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Portfolios enter into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolios' net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place. At the time that the Portfolios enter into this type of transaction, the Portfolios are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At March 31, 2010, Active Bond Trust, Floating Rate Income Trust and Strategic Income Trust had $55,550, $1,478,191 and $180,227 in unfunded loan commitments outstanding, respectively.

Loan participations and assignments A Portfolio's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Portfolio's failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Portfolio's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser's credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

Securities lending A Portfolio may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral.

Foreign currency translation Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Portfolios that invest internationally generally carry more risk than Portfolios that invest strictly in U.S. securities. Portfolios investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Cost of Investment Securities for Federal Income Tax Purposes The costs of investments owned on March 31, 2010, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index Trust	5,263,840,821	1,048,074,170	(225,791,010)	822,283,160

500 Index Trust B	908,394,308	138,982,996	(173,403,956)	(34,420,960)

Active Bond Trust	1,682,821,524	102,594,304	(146,205,244)	(43,610,940)

All Cap Core Trust	371,256,292	44,167,544	(9,634,852)	34,532,692

All Cap Growth Trust	100,953,702	8,996,590	(4,526,623)	4,469,967

All Cap Value Trust	93,708,998	13,855,933	(1,657,927)	12,198,006

Alpha Opportunities Trust	658,471,481	92,452,356	(13,800,049)	78,652,307

American Asset Allocation Trust	1,728,412,194	70,308,486	(29,682,823)	40,625,663

American Blue Chip Income & Growth Trust	237,043,004	8,271,461	(11,448,669)	(3,177,208)

American Bond Trust	1,001,476,852	-	(59,244,411)	(59,244,411)

American Fundamental Holdings Trust	1,090,718,403	83,346,339	(8,485,692)	74,860,647

American Global Diversification Trust	864,587,291	21,632,092	(19,188,823)	2,443,269

American Global Growth Trust	246,048,753	-	(44,204,257)	(44,204,257)

American Global Small Capitalization Trust	119,340,035	15,003,940	(28,922,060)	(13,918,120)

American Growth Trust	1,522,288,562	-	(205,528,654)	(205,528,654)

American Growth-Income Trust	1,385,870,047	-	(112,436,580)	(112,436,580)

American High-Income Bond Trust	83,230,396	5,120,004	(5,089,997)	30,007

American International Trust	1,000,243,442	-	(129,583,374)	(129,583,374)

American New World Trust	90,078,837	2,857,122	(10,641,376)	(7,784,254)

Balanced Trust	45,948,592	3,826,947	(295,640)	3,531,307

Blue Chip Growth Trust	1,455,708,116	329,134,101	(50,486,722)	278,647,379

Bond Trust	2,425,303,589	17,101,351	(6,152,957)	10,948,394

Capital Appreciation Trust	993,305,307	192,140,782	(33,600,132)	158,540,650

Capital Appreciation Value Trust	310,275,024	58,623,437	(4,052,693)	54,570,744

Core Allocation Plus Trust	217,357,707	19,034,701	(3,579,705)	15,454,996

Core Allocation Trust	47,414,032	2,426,964	(66)	2,426,898

Core Balanced Strategy Trust	3,435,212	115,137	(20,074)	95,063

Core Balanced Trust	73,441,033	5,548,509	-	5,548,509

Core Bond Trust	1,430,762,248	21,176,696	(6,365,703)	14,810,993

Core Disciplined Diversification Trust	78,867,106	5,737,232	(2,273)	5,734,959

Core Diversified Growth & Income Trust	2,188,649	67,166	(90,191)	(23,025)

Core Fundamental Holdings Trust	145,818,009	8,923,843	(72,155)	8,851,688

Core Global Diversification Trust	179,890,944	6,135,419	(119,940)	6,015,479

Core Strategy Trust	596,675,177	41,134,129	-	41,134,129

Disciplined Diversification Trust	252,024,209	48,437,242	(7,461,250)	40,975,992

Emerging Markets Value Trust	851,136,489	342,884,106	(47,055,866)	295,828,240

Equity-Income Trust	2,061,289,341	317,445,862	(149,221,559)	168,224,303

Financial Services Trust	111,563,334	17,942,681	(8,443,648)	9,499,033

Floating Rate Income Trust	429,780,691	45,293,936	(8,557,345)	36,736,591

Franklin Templeton Founding Allocation Trust	1,659,466,009	-	(243,700,454)	(243,700,454)

Fundamental Value Trust	1,761,454,301	237,117,045	(58,566,156)	178,550,889

Global Bond Trust	973,274,650	26,130,949	(53,672,379)	(27,541,430)

Global Trust	779,481,913	64,516,088	(121,742,059)	(57,225,971)

Growth Equity Trust	505,066,903	102,381,345	(18,950,393)	83,430,952

Health Sciences Trust	137,927,683	24,001,986	(14,042,927)	9,959,059

High Income Trust	486,800,841	73,690,440	(100,260,938)	(26,570,498)

High Yield Trust	1,462,154,730	126,993,188	(103,990,551)	23,002,637

Income Trust	523,095,600	33,779,061	(63,492,649)	(29,713,588)

International Core Trust	904,177,214	63,879,982	(113,116,506)	(49,236,524)

International Equity Index Trust A	184,679,540	64,044,571	(5,872,142)	58,172,429

International Equity Index Trust B	316,891,174	60,708,899	(31,485,502)	29,223,397

International Index Trust	1,744,706,348	341,241,451	(21,661,590)	319,579,861

International Opportunities Trust	601,254,646	61,609,439	(49,170,979)	12,438,460

International Small Company Trust	147,612,861	13,636,714	(31,163,676)	(17,526,962)

International Value Trust	944,468,084	80,788,050	(115,643,440)	(34,855,390)

Investment Quality Bond Trust	390,414,960	16,322,466	(4,592,539)	11,729,927

Large Cap Trust	185,348,508	26,444,273	(19,988,328)	6,455,945

Large Cap Value Trust	398,041,932	47,258,938	(18,674,677)	28,584,261

Lifestyle Aggressive Trust	449,839,248	33,388,359	(57,276,586)	(23,888,227)

Lifestyle Balanced Trust	11,604,370,378	1,344,618,992	(591,401,827)	753,217,165

Lifestyle Conservative Trust	2,305,729,774	326,726,108	(6,355,711)	320,370,397

Lifestyle Growth Trust	12,782,231,674	1,651,841,269	(929,440,760)	722,400,509

Lifestyle Moderate Trust	3,195,354,697	288,278,748	(98,379,854)	189,898,894

Mid Cap Index Trust	1,344,499,549	167,336,432	(80,403,835)	86,932,597

Mid Cap Stock Trust	841,661,130	150,066,594	(15,071,372)	134,995,222

Mid Cap Value Equity Trust	128,445,510	40,418,844	(4,180,867)	36,237,977

Mid Value Trust	734,989,305	199,780,240	(13,729,018)	186,051,222

Mutual Shares Trust	611,427,735	54,385,061	(32,302,524)	22,082,537

Natural Resources Trust	336,521,095	32,036,800	(34,658,169)	(2,621,369)

New Income Trust	2,170,682,954	49,802,373	(8,512,064)	41,290,309

Optimized All Cap Trust	1,205,341,584	170,250,796	(22,807,716)	147,443,080

Optimized Value Trust	276,355,169	32,323,186	(22,117,917)	10,205,269

Overseas Equity Trust	163,108,121	4,668,892	(14,004,876)	(9,335,984)

Pacific Rim Trust	98,745,637	15,586,007	(9,105,740)	6,480,267

Real Estate Securities Trust	398,355,823	77,435,390	(104,353)	77,331,037

Real Return Bond Trust	233,382,249	2,927,699	(16,665,749)	(13,738,050)

Science & Technology Trust	400,009,985	60,004,288	(22,698,899)	37,305,389

Short Term Government Income Trust	287,733,543	262,880	(784,433)	(521,553)

Short-Term Bond Trust	104,968,656	1,236,518	(11,787,272)	(10,550,754)

Small Cap Growth Trust	419,357,193	73,188,518	(9,148,603)	64,039,915

Small Cap Index Trust	769,104,988	219,437,851	(53,247,398)	166,190,453

Small Cap Opportunities Trust	173,425,949	38,000,663	(10,140,466)	27,860,197

Small Cap Value Trust	484,203,114	103,778,625	(9,054,437)	94,724,188

Small Company Growth Trust	127,120,592	19,752,959	(7,667,688)	12,085,271

Small Company Value Trust	482,761,788	70,548,677	(43,190,782)	27,357,895

Smaller Company Growth Trust	249,277,620	42,349,146	(4,606,903)	37,742,243

Strategic Bond Trust	507,523,229	15,044,583	(60,934,562)	(45,889,979)

Strategic Income Opportunities Trust	445,195,439	55,028,835	(23,899,330)	31,129,505

Total Bond Market Trust A	1,136,632,379	40,653,556	(7,415,698)	33,237,858

Total Bond Market Trust B	153,502,734	7,525,276	(746,044)	6,779,232

Total Return Trust	3,622,184,056	58,774,895	(58,321,873)	453,022

Total Stock Market Index Trust	380,220,504	72,839,387	(52,785,126)	20,054,261

U.S. Government Securities Trust	257,606,902	3,194,147	(1,860,183)	1,333,964

U.S. High Yield Bond Trust	438,660,828	51,279,466	(5,107,676)	46,171,790

U.S. Multi Sector Trust	921,758,845	130,501,918	(52,055,653)	78,446,265

Utilities Trust	182,638,133	18,169,666	(12,362,961)	5,806,705

Value & Restructuring Trust	341,168,679	42,904,357	(28,645,521)	14,258,836

Value Trust	227,656,378	36,766,003	(7,297,143)	29,468,860

Vista Trust	147,493,035	23,378,042	(1,389,827)	21,988,215

Futures A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Portfolio.

The following table summarizes the contracts held at March 31, 2010 and the range of futures contracts notional amounts held by the Portfolios during the three month period ended March 31, 2010. In addition the table details how the Portfolios used futures contracts during the three month period ended March 31, 2010.

500 Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $88.8 million to $128.6 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

500 Index Trust	S&P 500 Index Futures	305	Long	Jun 2010	$88,846,500	$1,385,085

						$1,385,085

500 Index B Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $14.5 million to $17.5 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	50	Long	Jun 2010	$14,565,000	$240,410

						$240,410

Active Bond Trust

The Portfolio used futures to manage duration of the portfolio. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $14.9 million to $23.9 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Active Bond Trust	U.S. Treasury 30-Year Note Futures	35	Long	Jun 2010	$4,064,375	($4,200)

	U.S. Treasury 5-Year Note Futures	95	Short	Jun 2010	(10,910,156)	30,162

						$25,962

All Cap Core Trust

The Portfolio used futures to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $5.9 million to $9.3 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

All Cap Core Trust	Russell 2000 Mini Index Futures	39	Long	Jun 2010	$2,640,690	$19,229

	S&P 500 E-Mini Index Futures	57	Long	Jun 2010	3,320,820	67,742

						$86,971

Bond Trust

The Portfolio used futures to manage duration of the portfolio. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $14.9 million to $15.0 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Bond Trust	U.S. Treasury 30-Year Bond Futures	35	Long	Jun 2010	$4,064,375	($4,200)

	U.S. Treasury 5-Year Note Futures	95	Short	Jun 2010	(10,910,156)	30,162

						$25,962

Core Allocation Plus Trust

The Portfolio used futures to enhance potential gain/income, manage duration of the portfolio, manage against anticipated changes in securities markets/interest rates and gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $20.6 million to $22.6 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Core Allocation Plus Trust	Australian 10-Year Treasury Bond Futures	12	Long	Jun 2010	$1,118,968	$3,411

	Dow Jones Euro STOXX 50 Index Futures	44	Long	Jun 2010	1,694,310	18,100

	FTSE 100 Index Futures	10	Long	Jun 2010	851,393	797

	MSCI EAFE E-Mini Index Futures	139	Long	Jun 2010	10,937,910	140,477

	S&P 500 E-Mini Index Futures	75	Long	Jun 2010	4,369,500	37,670

	S&P/TSE 60 Index Futures	5	Long	Jun 2010	692,660	3,237

	TOPIX Index Futures	10	Long	Jun 2010	1,045,566	49,101

	U.K. Long Gilt Bond Futures	6	Short	Jun 2010	(1,044,798)	(4,251)

	U.S. Treasury 10-Year Note Futures	7	Short	Jun 2010	(813,750)	6,108

						$254,650

Global Bond Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $83.8 million to $200.3 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Global Bond Trust	3-Month EURIBOR Futures	255	Long	Jun 2010	$85,505,545	$124,851

	3-Year Australian Treasury Bond Futures	134	Long	Jun 2010	12,501,750	(75,047)

	5-Year German Euro-BOBL Futures	94	Long	Jun 2010	14,864,611	48,272

	10-Year Canada Government Bond Futures	158	Long	Jun 2010	18,277,379	(125,604)

	10-Year Japan Government Bond Futures	37	Long	Jun 2010	54,702,535	(306,450)

	U.S. Treasury 10-Year Note Futures	124	Long	Jun 2010	14,415,000	(54,344)

	10-Year German Euro-BUND Futures	51	Short	Apr 2010	(11,021)	3,444

	10-Year German Euro-BUND Futures	49	Short	Jun 2010	(19,193)	5,295

						($379,583)

High Yield Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values as represented below.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

High Yield Trust	U.S. Treasury Long-Term Bond Futures	156	Long	Jun 2010	$18,715,125	$76,290

	U.S. Treasury 5-Year Note Futures	634	Short	Jun 2010	(72,810,938)	136,955

						$213,245

International Core Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $52.3 million to $62.6 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

International Core Trust	AEX Index Futures	4	Long	Apr 2010	$370,078	$1,335

	CAC 40 Index Futures	165	Long	Apr 2010	8,850,779	36,997

	DAX Index Futures	49	Long	Jun 2010	10,161,399	203,032

	FTSE 100 Index Futures	27	Long	Jun 2010	2,298,761	(17,849)

	FTSE MIB Index Futures	85	Long	Jun 2010	12,852,452	7,060

	Hang Seng Index Futures	1	Long	Apr 2010	136,716	549

	IBEX 35 Index Futures	4	Long	Apr 2010	585,723	(10,861)

	OMX 30 Index Futures	33	Long	Apr 2010	465,024	(651)

	SGX MSCI Singapore Index Futures	168	Long	Apr 2010	8,166,125	(48,205)

	TOPIX Index Futures	26	Long	Jun 2010	2,718,472	46,944

	ASX SPI 200 Index Futures	29	Short	Jun 2010	(3,245,981)	(10,862)

S&P/TSE 60 Index Futures	92	Short	Jun 2010	(12,744,942)	17,266

$224,755

International Equity Index Trust A

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $8.8 million to $9.5 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

International Equity Index Trust A	ASX SPI 200 Index Futures	2	Long	Jun 2010	$223,861	$1,945

	CAC 40 Index Futures	17	Long	Jun 2010	888,593	14,006

	DAX Index Futures	2	Long	Jun 2010	414,751	15,820

	FTSE 100 Index Futures	24	Long	Jun 2010	2,043,343	13,931

	FTSE MIB Index Futures	1	Long	Jun 2010	151,205	2,026

	Hang Seng Index Futures	1	Long	Apr 2010	136,716	3,621

	IBEX 35 Index Futures	2	Long	Apr 2010	292,862	(2,483)

	MSCI Taiwan Index Futures	12	Long	Apr 2010	338,640	6,860

	OMX 30 Index Futures	66	Long	Apr 2010	930,047	11,197

	S&P/TSE 60 Index Futures	2	Long	Jun 2010	277,064	1,520

	Topix Index Futures	36	Long	Jun 2010	3,764,039	234,004

						$302,447

International Equity Index Trust B

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $12.5 million to $14.1 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

International Equity Index Trust B	ASX SPI 200 Index Futures	12	Long	Jun 2010	$1,343,164	$12,580

	CAC 40 Index Futures	31	Long	Jun 2010	1,620,375	25,541

	DAX Index Futures	2	Long	Jun 2010	414,751	15,820

	FTSE 100 Index Futures	21	Long	Jun 2010	1,787,925	12,189

	FTSE MIB Index Futures	1	Long	Jun 2010	151,205	2,026

	Hang Seng Stock Index Futues	3	Long	Apr 2010	410,149	10,862

	IBEX 35 Index Futures	1	Long	Apr 2010	146,431	(1,242)

	MSCI Taiwan Index Futures	58	Long	Apr 2010	1,636,760	33,303

	OMX 30 Stock Index Futures	30	Long	Apr 2010	422,749	5,089

	S&P/TSE 60 Index Futures	7	Long	Jun 2010	969,724	5,321

	Topix Index Futures	34	Long	Jun 2010	3,554,926	220,997

						$342,486

International Index Trust

The Portfolio used futures contracts to gain exposure to certain currencies.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $57.1 million to $58.6 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

International Index Trust	ASX SPI 200 Index Futures	26	Long	Jun 2010	$2,910,190	$24,169

	Australian Dollar Currency Futures	33	Long	Jun 2010	3,002,010	19,659

	Euro Currency Futures	62	Long	Jun 2010	10,470,250	(63,427)

	Hang Seng Stock Index Futures	6	Long	Jun 2010	810,484	649

	Japanese Yen Currency Futures	44	Long	Jun 2010	5,886,650	(231,187)

	MSCI Euro Index Futures	822	Long	Jun 2010	19,122,682	294,723

	Pound Sterling Currency Futures	63	Long	Jun 2010	5,974,762	76,907

	Swiss Franc Currency Futures	19	Long	Jun 2010	2,254,588	45,519

	Topix Index Futures	64	Long	Jun 2010	6,691,625	441,202

						$608,214

Investment Quality Bond Trust

The portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes and gain exposure to certain securities markets. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $58.0 million to $71.5 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Investment Quality Bond Trust	10-Year Australian Treasury Bond Futures	98	Long	Jun 2010	$9,138,238	$28,223

	U.K. Long Gilt Bond Futures	49	Short	Jun 2010	(8,532,517)	(34,871)

	U.S. Treasury 5-Year Note Futures	37	Short	Jun 2010	(4,249,219)	25,436

	U.S. Treasury 10-Year Note Futures	290	Short	Jun 2010	(33,712,500)	205,715

	U.S. Treasury 30-Year Bond Futures	20	Short	Jun 2010	(2,322,500)	(22,543)

						$201,960

Mid Cap Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $16.0 million to $18.5 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Mid Cap Index Trust	S&P Midcap 400 E-Mini Index Futures	234	Long	Jun 2010	$18,441,540	$200,802

						$200,802

Real Return Bond Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $33.5 million to $148.9 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Real Return Bond Trust	3-Month EURIBOR Futures	53	Long	Jun 2010	$17,771,741	$171,701

	Eurodollar Futures	39	Long	Jun 2010	9,713,925	26,325

	Eurodollar Futures	25	Long	Jun 2011	6,152,812	1,475

						$199,501

Small Cap Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $7.1 million to $16.0 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	106	Long	Jun 2010	$7,177,260	$49,226

						$49,226

Smaller Company Growth Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $0.4 million to $1.5 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Smaller Company Growth Trust	Russell 2000 Mini Index Futures	21	Long	Jun 2010	$1,421,910	$9,421

						$9,421

Strategic Bond Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $121.5 million to $189.2 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Strategic Bond Trust	Eurodollar Futures	17	Long	Jun 2010	$4,234,275	$53,261

	Eurodollar Futures	20	Long	Sep 2010	4,973,250	55,762

	Eurodollar Futures	36	Long	Dec 2011	8,795,250	(4,167)

U.S. Treasury 2-Year Note Futures	68	Long	Jun 2010	14,752,813	(3,877)

U.S. Treasury 5-Year Note Futures	364	Long	Jun 2010	41,803,125	(133,191)

U.S. Treasury Long-Term Bond Futures	68	Long	Jun 2010	8,157,875	(36,705)

Eurodollar Futures	36	Short	Dec 2010	(8,925,300)	3,483

U.S. Treasury 10-Year Note Futures	204	Short	Jun 2010	(23,715,000)	124,556

U.S. Treasury 30-Year Bond Futures	53	Short	Jun 2010	(6,154,625)	(29,766)

					$29,356

Strategic Income Opportunities Trust

The Portfolio used futures contracts to manage duration of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $82.8 million to $91.5 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Strategic Income Opportunities
Trust	U.S. Treasury 10-Year Note Futures	787	Short	Jun 2010	($91,488,750)	($307,866)

						($307,866)

Total Return Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $1.9 billion to $3.0 billion.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Total Return Trust	3-Month Sterling Futures	267	Long	Jun 2010	$50,286,940	$195,887

	3-Month Sterling Futures	154	Long	Sep 2010	28,957,713	21,017

	3-Month Sterling Futures	159	Long	Dec 2010	29,825,514	37,255

	5-Year German Euro-BOBL Futures	858	Long	Jun 2010	135,679,107	400,846

	10-Year German Euro-BUND Futures	269	Long	Jun 2010	44,816,136	209,229

	Eurodollar Futures	3,514	Long	Jun 2010	875,249,550	2,768,325

	Eurodollar Futures	1,889	Long	Sep 2010	469,723,463	705,200

	Eurodollar Futures	1,561	Long	Dec 2010	387,010,925	1,194,025

	Eurodollar Futures	28	Long	Mar 2011	6,917,400	49,000

	U.S. Treasury 2-Year Note Futures	1,948	Long	Jun 2010	422,624,690	(312,387)

	U.S. Treasury 5-Year Note Futures	2,611	Long	Jun 2010	299,857,031	(1,483,561)

	U.S. Treasury 10-Year Note Futures	1,914	Long	Jun 2010	222,502,500	(1,140,688)

	10-Year German Euro-BUND Futures	209	Short	May 2010	(73,394)	14,114

	10-Year German Euro-BUND Futures	209	Short	May 2010	(28,229)	5,646

$2,663,908

Total Stock Market Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $2.2 million to $7.0 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	4	Long	Jun 2010	$270,840	$1,964

	S&P 500 Index Futures	6	Long	Jun 2010	1,747,800	31,983

	S&P Midcap 400 E-Mini Index Futures	2	Long	Jun 2010	157,620	2,544

						$36,491

U.S. Government Securities Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $109.6 million to $177.2 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

U.S. Government Securities Trust	U.S. Treasury 5-Year Note Futures	882	Long	Jun 2010	$101,292,187	($227,008)

	U.S. Treasury 30-Year Bond Futures	1	Long	Jun 2010	116,125	825

	U.S. Treasury Long-Term Bond Futures	49	Long	Jun 2010	5,878,469	44,661

	U.S. Treasury 10-Year Note Futures	20	Short	Jun 2010	(2,325,000)	18,060

						($163,462)

U.S. Multi Sector Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

During the three month period ended March 31, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $21.5 million to $21.6 million.

						Unrealized
		Number of		Expiration		Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

U.S. Multi Sector Trust	S&P 500 E-Mini Index Futures	370	Long	Jun 2010	$21,556,200	$360,754

						$360,754

Forward foreign currency contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at March 31, 2010 and the range of contracts notional amounts held by the Portfolios during the three month period ended March 31, 2010. In addition the table details how the Portfolios used forward foreign currency contracts during the three month period ended March 31, 2010.

Alpha Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $0.7 million to $7.8 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Alpha Opportunities Trust	Buys

	Japanese Yen	67,548,000	$758,288	4/13/2010	($35,738)

	Japanese Yen	120,033,000	1,351,708	4/13/2010	(67,735)

	Japanese Yen	21,507,000	241,021	4/13/2010	(10,964)

	Japanese Yen	73,719,000	809,121	7/20/2010	(20,055)

			$3,160,138		($134,492)

	Sells

	Japanese Yen	209,088,000	$2,321,962	4/13/2010	$85,383

	Japanese Yen	66,260,000	739,344	6/23/2010	30,278

	Japanese Yen	73,719,000	802,891	7/20/2010	13,824

	Japanese Yen	70,067,000	764,298	8/20/2010	14,101

			$4,628,495		$143,586

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $8.7 million to $11.3 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Core Allocation Plus Trust	Buys

	Brazilian Real	305,000	$169,388	6/16/2010	($410)

	Canadian Dollar	417,000	408,175	6/17/2010	2,379

	Canadian Dollar	279,000	273,315	6/17/2010	1,372

	Euro	560,000	765,629	6/18/2010	(9,240)

	Euro	678,000	918,331	6/18/2010	(2,560)

	Indian Rupee	3,788,000	83,034	4/30/2010	1,176

	Indian Rupee	3,846,000	84,324	4/30/2010	1,175

	Indian Rupee	3,846,000	84,287	4/30/2010	1,212

	Japanese Yen	93,391,000	1,036,811	6/10/2010	(37,503)

	Japanese Yen	25,550,000	277,562	6/16/2010	(4,158)

	Japanese Yen	127,785,000	1,422,679	12/15/2010	(52,430)

	Mexican Peso	997,000	78,273	6/16/2010	1,776

	Mexican Peso	997,000	78,289	6/16/2010	1,759

	Pound Sterling	97,000	148,771	6/16/2010	(1,638)

	Pound Sterling	98,000	150,327	6/16/2010	(1,677)

	Pound Sterling	55,000	82,742	6/18/2010	683

	Pound Sterling	504,000	759,871	6/18/2010	4,604

	South Korean Won	219,087,000	192,858	6/16/2010	1,000

	South Korean Won	222,406,000	196,108	6/16/2010	687

South Korean Won	222,407,000	195,781	6/16/2010	1,015

Taiwan Dollar	14,973,000	471,591	4/30/2010	1,251

		$7,878,146		($89,527)

Sells

Canadian Dollar	228,000	$221,855	6/16/2010	($2,621)

Canadian Dollar	242,000	239,600	6/16/2010	1,341

Canadian Dollar	13,000	12,657	6/16/2010	(142)

Euro	107,000	147,139	6/16/2011	2,490

Euro	108,000	148,549	6/16/2011	2,548

Indian Rupee	11,480,000	251,204	4/30/2010	(4,004)

Japanese Yen	51,100,000	564,803	6/16/2010	17,996

Japanese Yen	127,785,000	1,433,363	12/15/2010	63,114

Mexican Peso	1,994,000	157,703	6/16/2010	(2,394)

South Korean Won	331,950,000	290,235	6/16/2010	(3,490)

		$3,467,108		$74,838

Global Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $628.9 million to $786.0 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Global Bond Trust	Buys

	Brazilian Real	10,921,981	$6,236,855	4/5/2010	($95,218)

	Brazilian Real	1,634,861	864,000	4/5/2010	55,313

Brazilian Real	1,577,952	833,000	4/5/2010	54,312

Brazilian Real	313,646	173,544	6/2/2010	769

Chinese Yuan Renminbi	10,303,900	1,670,000	5/17/2010	(160,409)

Chinese Yuan Renminbi	11,612,440	1,876,000	5/17/2010	(174,699)

Chinese Yuan Renminbi	20,635,805	3,045,000	6/7/2010	(21,483)

Chinese Yuan Renminbi	12,618,774	1,862,000	6/7/2010	(13,122)

Chinese Yuan Renminbi	11,829,555	1,791,000	11/16/2010	(51,804)

Chinese Yuan Renminbi	24,491,468	3,641,854	11/17/2010	(40,957)

Chinese Yuan Renminbi	1,346,601	203,000	11/17/2010	(5,014)

Chinese Yuan Renminbi	1,379,872	208,000	11/17/2010	(5,122)

Chinese Yuan Renminbi	2,706,211	407,593	11/17/2010	(9,708)

Chinese Yuan Renminbi	10,885,869	1,651,000	11/17/2010	(50,488)

Chinese Yuan Renminbi	19,526,556	2,910,068	11/17/2010	(39,145)

Chinese Yuan Renminbi	16,399,003	2,461,000	1/10/2011	(44,993)

Chinese Yuan Renminbi	44,496,979	6,667,000	1/10/2011	(111,417)

Chinese Yuan Renminbi	17,037,965	2,556,000	1/10/2011	(45,857)

Chinese Yuan Renminbi	19,404,854	2,917,000	1/10/2011	(58,151)

Chinese Yuan Renminbi	15,201,495	2,317,444	6/15/2011	(52,207)

Danish Krone	32,297,000	5,909,790	5/10/2010	(51,654)

Euro	1,301,000	1,751,025	4/1/2010	6,171

Euro	654,000	892,017	4/26/2010	(8,678)

Euro	4,371,000	6,016,578	4/26/2010	(112,797)

Euro	2,821,000	3,796,863	4/26/2010	13,379

Euro	2,502,000	3,404,393	4/26/2010	(25,015)

Euro	5,428,000	7,415,842	4/26/2010	(84,403)

Euro	984,000	1,332,127	4/26/2010	(3,068)

Euro	4,625,000	6,474,702	4/26/2010	(227,851)

Hong Kong Dollar	32,598	4,199	7/26/2010	3

Hong Kong Dollar	131,986	17,002	7/26/2010	11

Indian Rupee	162,853	3,514	3/9/2011	14

Indonesian Rupiah	17,217,600,000	1,632,000	9/17/2010	202,223

Indonesian Rupiah	4,984,230,000	510,000	11/24/2010	15,602

Indonesian Rupiah	4,962,300,000	510,000	11/24/2010	13,289

Indonesian Rupiah	2,256,310,000	237,132	11/24/2010	803

Indonesian Rupiah	4,567,550,000	475,775	11/24/2010	5,886

Japanese Yen	4,805,112	52,000	4/6/2010	(603)

Japanese Yen	23,972,995,000	264,917,971	4/19/2010	(8,474,066)

Japanese Yen	243,399,000	2,695,669	4/19/2010	(91,982)

Japanese Yen	27,809,730	300,000	4/19/2010	(2,514)

Mexican Peso	150,572	11,671	4/22/2010	489

Mexican Peso	103,706	7,834	4/22/2010	541

Mexican Peso	55,326,002	4,123,882	4/22/2010	344,055

Mexican Peso	24,488,437	1,900,022	9/24/2010	42,861

New Zealand Dollar	22,000	15,191	4/1/2010	437

Norwegian Krone	1,278,000	217,354	5/10/2010	(2,641)

Philippine Peso	46,000	1,007	4/16/2010	9

Philippine Peso	46,000	1,005	4/16/2010	12

Pound Sterling	1,474,000	2,216,373	6/24/2010	19,321

Pound Sterling	16,826,000	25,359,979	6/24/2010	160,910

South African Rand	273,692	34,710	7/28/2010	2,135

South Korean Won	387,000,000	326,582	7/28/2010	16,283

South Korean Won	1,481,649,171	1,293,791	7/28/2010	18,885

South Korean Won	768,040,829	647,308	7/28/2010	33,142

South Korean Won	638,052,000	539,510	7/28/2010	25,775

South Korean Won	1,527,249,000	1,297,247	8/27/2010	57,014

South Korean Won	87,742,500	74,311	11/12/2010	3,611

South Korean Won	922,277,000	786,622	11/12/2010	32,425

South Korean Won	1,096,710,360	941,515	11/12/2010	32,441

South Korean Won	139,512,000	120,000	11/12/2010	3,896

South Korean Won	70,380,000	60,000	11/12/2010	2,502

South Korean Won	1,019,175,500	890,000	11/12/2010	15,100

South Korean Won	541,017,000	470,000	11/12/2010	10,461

Swedish Krona	31,112,000	4,370,215	5/10/2010	(61,114)

Taiwan Dollar	181,707	5,717	6/10/2010	46

Taiwan Dollar	213,400	6,709	6/10/2010	58

Taiwan Dollar	234,727	7,396	6/10/2010	47

Taiwan Dollar	30,000	959	10/12/2010	4

Taiwan Dollar	86,781	2,768	10/12/2010	18

		$398,369,635		($8,935,927)

Sells

Australian Dollar	87,000	$79,357	4/1/2010	($479)

Australian Dollar	64,046,712	56,772,607	4/1/2010	(1,999,864)

Australian Dollar	7,844,000	7,036,774	4/1/2010	(161,273)

Australian Dollar	71,977,712	65,427,740	4/30/2010	(450,330)

Brazilian Real	8,436,724	4,507,000	4/5/2010	(237,130)

Brazilian Real	5,698,070	3,097,663	4/5/2010	(106,470)

Canadian Dollar	23,311,000	22,356,382	4/6/2010	(595,387)

Canadian Dollar	2,993,000	2,901,841	4/6/2010	(45,036)

Chilean Peso	10,248,800	20,839	1/12/2011	1,214

Chinese Yuan Renminbi	21,916,340	3,052,415	5/17/2010	(158,476)

Chinese Yuan Renminbi	4,797,470	710,000	6/7/2010	7,084

Chinese Yuan Renminbi	8,579,860	1,270,000	6/7/2010	12,896

Chinese Yuan Renminbi	11,829,555	1,764,289	11/16/2010	25,093

Chinese Yuan Renminbi	12,337,605	1,847,500	11/17/2010	33,544

Chinese Yuan Renminbi	13,560,400	2,030,000	11/17/2010	36,261

Euro	1,301,000	1,739,957	4/1/2010	(17,239)

Euro	5,036,000	6,835,238	4/26/2010	33,261

Euro	2,159,000	2,888,746	4/26/2010	(27,351)

Euro	4,051,000	5,541,748	4/26/2010	70,182

Euro	11,300,000	15,510,875	4/26/2010	248,299

Euro	1,301,000	1,751,052	4/26/2010	(6,170)

Euro	191,000	266,882	4/26/2010	8,904

Euro	4,017,000	5,598,002	4/26/2010	172,359

Euro	7,721,000	10,931,791	4/26/2010	503,264

Euro	2,463,000	3,394,383	4/26/2010	67,682

Euro	13,286,000	17,685,418	4/26/2010	(259,590)

Euro	65,600,000	88,824,368	5/24/2010	219,360

Euro	5,550,000	7,491,668	5/24/2010	(4,640)

Japanese Yen	1,652,069,000	18,163,666	4/16/2010	491,462

Japanese Yen	38,039,359	407,000	4/19/2010	85

Japanese Yen	1,311,217,000	14,321,163	8/24/2010	281,633

Malaysian Ringgit	1,920	560	6/14/2010	(26)

Malaysian Ringgit	14,845	4,336	10/12/2010	(168)

Malaysian Ringgit	6,425	1,874	10/12/2010	(76)

Mexican Peso	25,326,613	1,998,316	4/22/2010	(46,974)

Mexican Peso	10,316,791	789,500	4/22/2010	(43,648)

Mexican Peso	19,936,876	1,524,000	4/22/2010	(86,033)

Philippine Peso	240,355	5,109	4/16/2010	(205)

Philippine Peso	46,000	990	11/15/2010	(6)

Philippine Peso	46,000	987	11/15/2010	(9)

Pound Sterling	928,000	1,400,352	6/24/2010	(7,195)

Singapore Dollar	1,969	1,407	9/16/2010	-

South Korean Won	1,309,935,000	1,122,000	7/28/2010	(38,544)

South Korean Won	1,964,807,000	1,684,000	7/28/2010	(56,732)

South Korean Won	1,733,366,250	1,485,000	8/27/2010	(52,032)

South Korean Won	732,876,000	628,000	8/27/2010	(21,865)

South Korean Won	417,987,000	353,030	11/12/2010	(18,172)

South Korean Won	1,889,615,171	1,634,072	11/12/2010	(44,040)

South Korean Won	967,189,400	819,541	11/12/2010	(39,391)

		$387,679,438		($2,311,968)

High Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts of approximately $1.2 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

High Income Trust	Sells

	Canadian Dollar	820,000	$798,427	6/30/2010	($8,878)

	Pound Sterling	270,000	402,076	6/30/2010	(7,430)

			$1,200,503		($16,308)

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts as represented below.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

High Yield Trust	Sells

	Euro	2,040,538	$2,776,520	5/18/2010	$20,397

$2,776,520	$20,397

International Core Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $96.7 million to $148.3 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

International Core Trust	Buys

	Australian Dollar	3,648,000	$3,247,895	4/23/2010	$93,503

	Euro	3,726,000	5,045,265	4/23/2010	(12,678)

	Hong Kong Dollar	9,821,640	1,265,061	4/23/2010	82

	Norwegian Krone	9,872,563	1,678,636	4/23/2010	(18,681)

	Pound Sterling	2,578,004	4,058,268	4/23/2010	(146,559)

	Pound Sterling	1,928,000	2,976,599	4/23/2010	(51,166)

	Pound Sterling	2,578,004	4,018,554	4/23/2010	(106,844)

	Swedish Krona	61,436,645	8,544,476	4/23/2010	(35,645)

	Swedish Krona	59,629,685	8,302,253	4/23/2010	(43,682)

	Swedish Krona	59,629,685	8,329,460	4/23/2010	(70,889)

	Swiss Franc	19,614,073	18,269,102	4/23/2010	335,716

	Swiss Franc	3,419,000	3,161,598	4/23/2010	81,475

	Swiss Franc	19,614,073	18,325,343	4/23/2010	279,474

			$87,222,510		$304,106

	Sells

	Canadian Dollar	5,413,255	$5,178,999	4/23/2010	($150,808)

Euro	2,317,348	3,186,004	4/23/2010	56,037

Euro	2,290,957	3,123,983	4/23/2010	29,662

Euro	6,457,822	8,771,001	4/23/2010	48,631

Japanese Yen	530,927,415	5,949,340	4/23/2010	269,771

Japanese Yen	1,445,447,759	15,880,028	4/23/2010	417,426

Pound Sterling	3,123,075	4,918,203	4/23/2010	179,435

Pound Sterling	3,123,075	4,920,929	4/23/2010	182,162

Singapore Dollar	9,917,684	7,057,594	4/23/2010	(31,175)

Swedish Krona	8,530,694	1,150,004	4/23/2010	(31,476)

Swedish Krona	6,877,471	959,800	4/23/2010	7,287

		$61,095,885		$976,952

International Equity Index Trust A

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $8.4 million to $9.9 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

International Equity Index Trust A	Buys

	Australian Dollar	400,000	$362,520	6/30/2010	$1,021

	Canadian Dollar	400,000	391,677	6/30/2010	2,130

	Euro	1,400,000	1,884,743	6/30/2010	6,235

	Hong Kong Dollar	1,000,000	128,884	6/30/2010	(8)

	Japanese Yen	350,000,000	3,784,807	6/30/2010	(39,171)

	Pound Sterling	1,500,000	2,248,050	6/30/2010	26,987

	Swedish Krona	8,000,000	1,102,141	6/30/2010	6,000

$9,902,822	$3,194

International Equity Index Trust B

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $10.6 million to $11.5 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

International Equity Index Trust B	Buys

	Australian Dollar	1,500,000	$1,359,450	6/30/2010	$3,828

	Canadian Dollar	1,000,000	979,192	6/30/2010	5,325

	Euro	1,700,000	2,288,617	6/30/2010	7,571

	Hong Kong Dollar	3,000,000	386,653	6/30/2010	(23)

	Japanese Yen	300,000,000	3,244,120	6/30/2010	(33,575)

	Pound Sterling	1,300,000	1,948,310	6/30/2010	23,388

	Swedish Krona	3,000,000	413,303	6/30/2010	2,250

			$10,619,645		$8,764

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $28.0 million to $30.5 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Investment Quality Bond Trust	Buys

	Brazilian Real	1,510,000	$838,609	6/16/2010	($2,029)

	Indian Rupee	30,224,000	662,516	4/30/2010	9,382

	Indian Rupee	30,682,000	672,703	4/30/2010	9,377

Indian Rupee	30,681,000	672,387	4/30/2010	9,671

Japanese Yen	184,900,000	2,008,658	6/16/2010	(30,094)

Mexican Peso	7,395,000	580,569	6/16/2010	13,173

Mexican Peso	7,394,000	580,614	6/16/2010	13,048

Pound Sterling	688,000	1,055,199	6/16/2010	(11,617)

Pound Sterling	689,000	1,056,892	6/16/2010	(11,792)

South Korean Won	1,580,943,000	1,391,675	6/16/2010	7,217

South Korean Won	1,604,896,000	1,415,127	6/16/2010	4,959

South Korean Won	1,604,896,000	1,412,761	6/16/2010	7,326

Taiwan Dollar	106,248,000	3,346,394	4/30/2010	8,877

		$15,694,104		$27,498

Sells

Canadian Dollar	1,619,000	$1,575,362	6/16/2010	($18,614)

Canadian Dollar	1,714,000	1,697,003	6/16/2010	9,495

Canadian Dollar	93,000	90,546	6/16/2010	(1,016)

Euro	761,000	1,047,144	6/16/2010	19,266

Euro	761,000	1,047,372	6/16/2010	19,494

Indian Rupee	91,587,000	2,004,092	4/30/2010	(31,944)

Japanese Yen	369,800,000	4,087,362	6/16/2010	130,233

Mexican Peso	14,789,000	1,169,646	6/16/2010	(17,758)

South Korean Won	2,395,368,000	2,094,347	6/16/2010	(25,185)

		$14,812,874		$83,971

Mid Cap Stock Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended
March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts as represented below.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Mid Cap Stock Trust	Buys

	Japanese Yen	124,012,000	$1,393,190	4/13/2010	($66,655)

	Japanese Yen	85,522,000	945,330	4/13/2010	(30,516)

	Japanese Yen	93,483,000	1,047,628	4/13/2010	(47,657)

	Japanese Yen	313,454,000	3,477,457	4/13/2010	(124,494)

	Japanese Yen	133,238,000	1,481,954	4/13/2010	(56,730)

			$8,345,559		($326,052)

	Sells

	Japanese Yen	1,333,567,000	$14,751,276	4/13/2010	$486,341

			$14,751,276		$486,341

Mutual Shares Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $154.9 million to $164.2 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Mutual Shares Trust	Buys

	Japanese Yen	19,000,000	$212,077	4/20/2010	($8,829)

	Japanese Yen	56,831,170	622,847	4/20/2010	(14,909)

	Norwegian Krone	2,300,000	380,744	8/16/2010	3,793

	Norwegian Krone	1,516,688	253,817	8/16/2010	(242)

Pound Sterling	168,000	271,811	5/12/2010	(16,927)

Pound Sterling	125,000	201,563	5/12/2010	(11,917)

Pound Sterling	2,174,000	3,429,050	5/12/2010	(130,734)

Pound Sterling	3,347,345	5,309,824	5/12/2010	(231,351)

South Korean Won	285,000,000	251,101	4/19/2010	838

Swiss Franc	558,100	548,863	5/10/2010	(19,403)

		$11,481,697		($429,681)

Sells

Australian Dollar	635,700	$583,051	5/19/2010	$2,466

Danish Krone	1,100,000	198,987	4/23/2010	(561)

Danish Krone	1,700,000	309,136	4/23/2010	744

Danish Krone	13,245,392	2,657,362	4/23/2010	254,557

Euro	41,829,629	57,181,103	7/16/2010	682,623

Euro	2,186,515	2,951,847	7/16/2010	(1,437)

Japanese Yen	48,800,000	527,661	4/20/2010	5,634

Japanese Yen	229,929,137	2,526,694	4/20/2010	67,082

Japanese Yen	47,129,846	526,028	4/20/2010	21,867

Norwegian Krone	47,992,009	8,035,460	8/16/2010	11,668

Norwegian Krone	850,000	144,426	8/16/2010	2,314

Pound Sterling	126,355	206,212	5/12/2010	14,510

Pound Sterling	29,402,110	47,428,543	5/12/2010	2,820,701

Pound Sterling	2,025,112	3,155,626	5/12/2010	83,197

Pound Sterling	600,000	906,216	5/12/2010	(4,083)

South Korean Won	1,431,489,623	1,248,800	4/19/2010	(16,634)

South Korean Won	197,006,250	175,000	4/19/2010	847

Swiss Franc	2,636,441	2,494,510	5/10/2010	(6,634)

Swiss Franc	5,160,642	4,859,819	5/10/2010	(35,990)

Swiss Franc	470,500	443,317	5/10/2010	(3,038)

Swiss Franc	7,212,072	6,870,528	5/10/2010	28,563

		$143,430,326		$3,928,396

New Income Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $235.3 million to $300.3 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

New Income Trust	Buys

	Brazilian Real	3,750,000	$2,085,651	4/8/2010	$21,766

	Chinese Yuan Renminbi	58,473,000	8,656,725	7/21/2010	(83,837)

	Chinese Yuan Renminbi	114,035,000	17,330,547	11/16/2010	(564,982)

	Chinese Yuan Renminbi	141,800,000	21,195,674	12/22/2010	(320,683)

	Euro	4,455,000	6,053,627	4/8/2010	(36,470)

	Indian Rupee	649,607,000	14,099,810	4/12/2010	362,577

	Indian Rupee	451,750,000	9,671,377	5/11/2010	361,694

	Malaysian Ringgit	15,850,000	4,604,881	5/11/2010	244,816

	Malaysian Ringgit	55,355,000	16,671,477	6/17/2010	233,216

	Norwegian Krone	34,883,100	6,086,354	4/8/2010	(217,205)

	Norwegian Krone	45,785,000	7,600,635	6/11/2010	79,518

Norwegian Krone	15,860,000	2,700,034	6/11/2010	(39,616)

Pound Sterling	1,795,000	2,897,510	4/8/2010	(173,632)

Russian Ruble	98,747,000	3,222,813	4/12/2010	129,023

Russian Ruble	192,000,000	6,274,510	5/11/2010	225,094

South Korean Won	2,735,000,000	2,348,849	4/30/2010	69,265

South Korean Won	8,768,000,000	7,706,438	6/11/2010	50,712

Swedish Krona	22,097,600	3,081,392	4/8/2010	(21,024)

Swedish Krona	46,846,000	6,542,829	6/11/2010	(54,019)

Taiwan Dollar	159,700,000	5,044,529	4/8/2010	(14,661)

Taiwan Dollar	136,000,000	4,282,116	5/24/2010	23,487

Taiwan Dollar	370,500,000	11,770,383	6/17/2010	(11,657)

		$169,928,161		$263,382

Sells

Brazilian Real	3,750,000	$2,124,044	4/8/2010	$16,628

Brazilian Real	8,240,000	4,520,035	6/11/2010	(50,514)

Canadian Dollar	10,960,000	10,638,711	6/28/2010	(151,640)

Chinese Yuan Renminbi	58,473,000	8,620,522	7/21/2010	47,633

Euro	2,110	2,854	4/7/2010	4

Euro	10,870,000	15,439,407	4/8/2010	757,814

Euro	2,150,000	2,997,487	5/4/2010	93,528

Euro	10,005,000	13,680,382	5/11/2010	166,808

Euro	20,206,000	27,479,292	6/3/2010	187,266

Euro	1,970,803	2,700,034	6/11/2010	38,086

Japanese Yen	554,112,000	6,138,109	4/26/2010	210,422

Japanese Yen	1,415,230,000	15,505,406	6/2/2010	362,798

Mexican Peso	58,725,000	4,580,211	4/8/2010	(168,642)

Mexican Peso	41,790,000	3,303,400	6/11/2010	(53,890)

Pound Sterling	1,795,000	2,695,731	4/8/2010	(28,147)

Russian Ruble	98,747,000	3,374,812	4/12/2010	22,975

Russian Ruble	44,135,000	1,503,748	5/11/2010	9,685

Taiwan Dollar	159,700,000	5,034,678	4/8/2010	4,810

		$130,338,863		$1,465,624

Real Return Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $84.9 million to $91.4 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Real Return Bond Trust	Buys

	Brazilian Real	732,000	$417,999	4/5/2010	($6,381)

	Brazilian Real	732,000	405,024	6/2/2010	1,794

	Canadian Dollar	13,946	13,192	4/6/2010	539

	Chinese Yuan Renminbi	12,270,325	1,809,000	6/7/2010	(11,176)

	Chinese Yuan Renminbi	5,140,649	756,645	6/7/2010	(3,448)

	Chinese Yuan Renminbi	2,209,585	326,138	6/7/2010	(2,394)

	Chinese Yuan Renminbi	15,978,392	2,356,000	6/7/2010	(14,878)

	Chinese Yuan Renminbi	3,416,253	515,000	11/17/2010	(12,720)

Chinese Yuan Renminbi	8,817,440	1,330,805	11/17/2010	(34,407)

Chinese Yuan Renminbi	3,473,924	525,000	11/17/2010	(14,241)

Chinese Yuan Renminbi	2,109,426	318,000	11/23/2010	(7,791)

Chinese Yuan Renminbi	5,046,780	760,000	1/10/2011	(16,476)

Chinese Yuan Renminbi	9,030,140	1,360,000	1/10/2011	(29,621)

Euro	4,542,000	6,078,294	4/26/2010	56,451

Euro	45,000	61,347	4/26/2010	(567)

Euro	918,000	1,235,562	4/26/2010	4,354

Euro	118,000	160,670	4/26/2010	(1,291)

Euro	335,000	465,755	4/26/2010	(13,280)

Euro	3,539,000	4,835,053	4/26/2010	(55,030)

Malaysian Ringgit	8,484	2,476	6/14/2010	116

Malaysian Ringgit	34,400	10,000	10/12/2010	435

Malaysian Ringgit	36,481	10,654	10/12/2010	412

Malaysian Ringgit	15,790	4,604	10/12/2010	186

Mexican Peso	88,198,320	6,646,445	4/22/2010	476,147

Mexican Peso	10,990,032	852,701	9/24/2010	19,235

Philippine Peso	1,190,590	25,305	4/16/2010	1,013

Philippine Peso	230,000	4,949	11/15/2010	30

Philippine Peso	740,590	15,993	11/15/2010	40

Philippine Peso	220,000	4,729	11/15/2010	34

Singapore Dollar	1,705,116	1,200,000	6/16/2010	18,464

Singapore Dollar	423,696	297,874	6/16/2010	4,896

Singapore Dollar	1,298,166	920,000	6/16/2010	7,660

Singapore Dollar	1,031,762	730,000	6/16/2010	7,289

South Korean Won	129,000,000	108,861	7/28/2010	5,428

South Korean Won	255,056,763	214,963	7/28/2010	11,006

South Korean Won	211,860,000	179,140	7/28/2010	8,558

South Korean Won	507,109,000	430,739	8/27/2010	18,931

South Korean Won	496,122,000	420,175	11/12/2010	20,417

South Korean Won	698,972,000	594,783	11/12/2010	25,953

South Korean Won	2,300,182,237	1,976,756	11/12/2010	65,968

South Korean Won	430,162,000	370,000	11/12/2010	12,014

South Korean Won	222,870,000	190,000	11/12/2010	7,924

South Korean Won	1,723,124,000	1,500,000	11/12/2010	30,255

South Korean Won	828,792,000	720,000	11/12/2010	16,026

		$41,160,631		$597,874

Sells

Australian Dollar	600,000	$531,855	4/1/2010	($18,735)

Australian Dollar	600,000	545,400	4/30/2010	(3,754)

Brazilian Real	732,000	409,969	4/5/2010	(1,648)

Chinese Yuan Renminbi	5,135,320	760,000	6/7/2010	7,583

Chinese Yuan Renminbi	9,187,900	1,360,000	6/7/2010	13,807

Chinese Yuan Renminbi	10,055,250	1,500,000	11/17/2010	21,611

Chinese Yuan Renminbi	36,635,500	5,500,000	1/10/2011	102,621

Euro	70,000	96,150	4/26/2010	1,603

Euro	102,000	138,675	4/26/2010	907

Euro	136,000	184,416	4/26/2010	725

Euro	5,143,000	7,040,201	4/26/2010	93,703

Euro	5,976,000	8,091,683	5/24/2010	19,983

Japanese Yen	9,278,050	100,000	4/1/2010	759

Japanese Yen	18,576,370	199,954	4/19/2010	1,239

Japanese Yen	9,255,100	100,000	4/19/2010	996

Japanese Yen	4,631,000	51,159	4/19/2010	1,620

Japanese Yen	6,812,000	73,478	4/19/2010	608

Japanese Yen	9,310,450	100,000	5/6/2010	394

Mexican Peso	19,427,489	1,500,000	4/22/2010	(68,897)

Mexican Peso	68,770,832	5,268,091	4/22/2010	(285,604)

Philippine Peso	230,000	5,037	4/16/2010	(47)

Philippine Peso	740,590	16,291	4/16/2010	(79)

Philippine Peso	220,000	4,813	4/16/2010	(50)

Pound Sterling	63,373	100,000	4/23/2010	3,841

Pound Sterling	66,825	100,000	6/24/2010	(1,358)

Pound Sterling	502,000	755,912	6/24/2010	(5,498)

Singapore Dollar	419,790	300,000	6/16/2010	21

Singapore Dollar	3,110,140	2,200,000	6/16/2010	(22,484)

South Korean Won	1,388,400,000	1,200,000	11/12/2010	(32,997)

South Korean Won	5,335,430,000	4,500,000	11/12/2010	(238,237)

Swiss Franc	1,011,000	956,992	5/10/2010	(2,126)

		$43,690,076		($409,493)

Strategic Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $11.5 million to $17.2 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Strategic Bond Trust	Sells

	Euro	4,442,065	$6,041,150	5/18/2010	$41,323

	Japanese Yen	1,011,145,300	11,116,862	5/18/2010	298,701

			$17,158,012		$340,024

Strategic Income Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $102.3 million to $1.7 billion.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Strategic Income
Opportunities Trust	Buys

	Canadian Dollar	1,000,000	$973,994	6/30/2010	$10,523

	Canadian Dollar	8,200,000	8,035,198	6/30/2010	37,844

	Japanese Yen	90,556,000	978,719	6/30/2010	(9,606)

	Japanese Yen	90,402,000	975,053	6/30/2010	(7,587)

			$10,962,964		$31,174

Sells

Canadian Dollar	1,000,000	$978,719	6/30/2010	($5,798)

Canadian Dollar	1,000,000	975,053	6/30/2010	(9,465)

Euro	5,460,658	7,281,843	6/30/2010	(93,860)

Japanese Yen	89,999,440	973,994	6/30/2010	10,837

Japanese Yen	2,148,730,300	23,419,149	6/30/2010	423,830

New Zealand Dollar	82,750,329	57,676,979	6/30/2010	(754,569)

		$91,305,737		($429,025)

Total Return Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $247.5 million to $381.3 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Total Return Trust	Buys

	Australian Dollar	5,103,404	$4,523,785	4/1/2010	$159,354

	Australian Dollar	5,103,404	4,638,995	4/30/2010	31,930

	Brazilian Real	23,774,637	13,576,197	4/5/2010	(207,267)

	Brazilian Real	23,774,637	13,154,782	6/2/2010	58,255

	Chinese Yuan Renminbi	3,044,326	458,000	8/25/2010	(11,401)

	Chinese Yuan Renminbi	3,831,264	576,000	8/25/2010	(13,959)

	Chinese Yuan Renminbi	18,150,490	2,708,500	8/25/2010	(45,847)

	Chinese Yuan Renminbi	54,571,279	8,111,500	8/25/2010	(105,965)

	Chinese Yuan Renminbi	15,860,319	2,354,000	8/25/2010	(27,312)

	Chinese Yuan Renminbi	5,134,329	774,000	11/17/2010	(19,117)

Chinese Yuan Renminbi	13,250,332	1,999,854	11/17/2010	(51,703)

Chinese Yuan Renminbi	5,220,814	789,000	11/17/2010	(21,402)

Chinese Yuan Renminbi	3,170,773	478,000	11/23/2010	(11,710)

Euro	115,000	156,853	4/26/2010	(1,526)

Euro	40,823,000	55,609,804	4/26/2010	(471,383)

Euro	3,405,000	4,617,180	4/26/2010	(18,147)

Indonesian Rupiah	3,254,400,000	320,000	10/7/2010	25,403

Indonesian Rupiah	22,828,609,000	2,260,000	10/7/2010	162,895

Indonesian Rupiah	3,254,400,000	320,000	10/7/2010	25,403

Indonesian Rupiah	6,655,311,000	670,000	10/7/2010	36,356

Indonesian Rupiah	2,443,250,000	250,000	11/24/2010	7,648

Indonesian Rupiah	2,335,200,000	240,000	11/24/2010	6,254

Indonesian Rupiah	1,130,100,000	118,770	11/24/2010	402

Indonesian Rupiah	2,237,250,000	233,039	11/24/2010	2,886

Japanese Yen	112,068,115	1,198,611	4/6/2010	113

Malaysian Ringgit	3,685,620	1,060,000	6/14/2010	65,750

Malaysian Ringgit	3,719,855	1,070,000	6/14/2010	66,207

Malaysian Ringgit	343,818	100,326	6/14/2010	4,691

Malaysian Ringgit	754,776	220,000	10/12/2010	8,958

Malaysian Ringgit	4,985,844	1,460,000	10/12/2010	52,436

Malaysian Ringgit	2,444,332	713,882	10/12/2010	27,596

Malaysian Ringgit	305,787	89,164	10/12/2010	3,596

Mexican Peso	988,511	79,176	4/22/2010	653

Mexican Peso	131,976	10,229	4/22/2010	429

Mexican Peso	21,758,390	1,622,671	4/22/2010	134,462

Mexican Peso	3,214,625	250,000	4/22/2010	9,602

Mexican Peso	988,511	78,069	9/24/2010	358

Mexican Peso	24,896,951	1,931,718	9/24/2010	43,576

Philippine Peso	11,525,000	250,000	4/16/2010	4,762

Philippine Peso	2,223,000	47,837	11/15/2010	288

Philippine Peso	7,172,000	154,874	11/15/2010	390

Philippine Peso	2,130,000	45,787	11/15/2010	325

Singapore Dollar	284,186	200,000	6/16/2010	3,077

Singapore Dollar	921,953	662,754	6/16/2010	(3,933)

Singapore Dollar	239,879	170,000	6/16/2010	1,415

Singapore Dollar	183,738	130,000	6/16/2010	1,298

Singapore Dollar	589,795	421,071	9/16/2010	251

Singapore Dollar	438,416	311,441	9/16/2010	1,743

Singapore Dollar	377,517	268,275	9/16/2010	1,405

South Korean Won	217,000,000	183,122	7/28/2010	9,130

South Korean Won	429,840,714	362,271	7/28/2010	18,548

South Korean Won	357,066,000	301,920	7/28/2010	14,424

South Korean Won	3,069,469,000	2,575,706	8/27/2010	146,092

South Korean Won	854,678,000	725,965	8/27/2010	31,906

South Korean Won	344,327,000	291,617	11/12/2010	14,169

South Korean Won	855,275,000	728,284	11/12/2010	31,260

South Korean Won	2,036,615,786	1,749,926	11/12/2010	58,733

South Korean Won	348,780,000	300,000	11/12/2010	9,741

South Korean Won	187,680,000	160,000	11/12/2010	6,674

South Korean Won	1,390,394,500	1,210,000	11/12/2010	24,768

South Korean Won	690,660,000	600,000	11/12/2010	13,355

Taiwan Dollar	8,516,696	267,947	6/10/2010	2,144

Taiwan Dollar	10,005,900	314,592	6/10/2010	2,727

Taiwan Dollar	11,003,492	346,730	6/10/2010	2,225

Taiwan Dollar	1,380,000	44,125	10/12/2010	184

Taiwan Dollar	4,093,612	130,577	10/12/2010	860

		$141,776,926		$326,435

Sells

Brazilian Real	23,774,637	$13,315,394	4/5/2010	($53,536)

Canadian Dollar	2,844,000	2,727,534	4/6/2010	(72,639)

Euro	48,537,000	66,756,147	4/26/2010	1,198,654

Euro	12,726,000	17,327,887	4/26/2010	139,255

Euro	46,916,000	64,199,905	4/26/2010	831,849

Euro	5,486,000	7,769,602	4/26/2010	359,824

Euro	5,822,000	7,907,952	4/26/2010	44,348

Euro	18,609,000	25,197,144	5/24/2010	62,227

Japanese Yen	44,869,220	484,000	4/6/2010	4,061

Japanese Yen	22,441,797	242,000	4/6/2010	1,954

Japanese Yen	44,757,098	483,000	4/6/2010	4,260

Japanese Yen	112,135,000	1,212,008	4/19/2010	12,478

Japanese Yen	1,042,260,000	11,357,850	4/19/2010	208,587

Japanese Yen	222,586,000	2,461,091	4/19/2010	80,044

Mexican Peso	988,511	79,462	4/22/2010	(366)

Mexican Peso	25,104,991	1,982,294	4/22/2010	(45,098)

Philippine Peso	2,223,000	48,686	4/16/2010	(454)

Philippine Peso	7,172,000	157,769	4/16/2010	(769)

Philippine Peso	2,130,000	46,598	4/16/2010	(486)

Pound Sterling	10,473,000	15,770,254	6/24/2010	(114,702)

		$239,526,577		$2,659,491

Utilities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $18.2 million to $18.8 million.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Utilities Trust	Buys

	Euro	59,737	$82,815	4/12/2010	($2,131)

	Euro	1,504,321	2,155,064	4/12/2010	(123,243)

	Euro	259,419	372,871	4/12/2010	(22,485)

	Euro	20,434	27,409	6/14/2010	191

	Euro	3,300	4,467	6/14/2010	(10)

	Euro	17,155	23,016	6/14/2010	155

	Euro	162,585	221,168	6/14/2010	(1,565)

	Pound Sterling	73,703	110,195	4/12/2010	1,645

	Pound Sterling	52,191	82,305	4/12/2010	(3,108)

	Pound Sterling	107,863	161,603	6/14/2010	2,010

			$3,240,913		($148,541)

	Sells

	Euro	52,868	$73,081	4/12/2010	$1,674

	Euro	102,531	140,962	4/12/2010	2,478

	Euro	61,907	87,617	4/12/2010	4,002

	Euro	165,837	225,483	6/14/2010	1,488

	Euro	131,135	176,327	6/14/2010	(795)

	Euro	222,403	302,783	6/14/2010	2,384

	Euro	100,228	136,983	6/14/2010	1,605

	Euro	540,379	735,422	6/14/2010	5,536

	Euro	879,352	1,201,489	6/14/2010	13,755

	Euro	6,352,318	8,679,974	6/14/2010	99,943

	Pound Sterling	1,152,538	1,839,969	4/12/2010	91,059

	Pound Sterling	1,152,538	1,840,661	4/12/2010	91,750

	Pound Sterling	9,392	15,284	4/12/2010	1,031

	Pound Sterling	61,842	94,543	6/14/2010	738

			$15,550,578		$316,648

Vista Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the three month period ended March 31, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts as represented below.

		Principal Amount	Principal Amount
		Covered by	Covered by	Settlement	Unrealized Appreciation
Portfolio	Currency	Contract	Contract (USD)	Date	(Depreciation)

Vista Trust	Sells

	Pound Sterling	511,770	$766,293	4/30/2010	($10,202)

			$766,293		($10,202)

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Portfolios purchase an option, the premium paid by the Portfolios are included in the Portfolio of Investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the Portfolios realize a loss equal to the cost of the option. If the Portfolios enter into a closing sale transaction, the Portfolios realize a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Portfolios exercise a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolios exercise a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the three month period ended March 31, 2010, the Portfolios used purchased options for the following reasons:

High Income Trust, Strategic Bond, Strategic Income Opportunities and U.S. Government Securities Portfolios used purchased options to manage against anticipated currency exchange rates.

During the three month period ended March 31, 2010, High Income Trust, Strategic Bond, Strategic Income Opportunities and U.S. Government Securities used purchased options with market values ranging from approximately $200 to $2.1 million, $61,000 to $263,000, $196,000 to $483,000 and $0 to $17,000, respectively.

The following tables summarize the Portfolios' written options activities during the three month period ended March 31, 2010. In addition the table details how the Portfolios used written option contracts during the three month period ended March 31, 2010.

	Number of Contracts	Premiums Received

Capital Appreciation Value
Trust

Outstanding, beginning of period	4,441	$849,945

Options written	4,130	537,003

Option closed	(762)	(147,835)

Options expired	-	-

Outstanding, end of period	7,809	$1,239,113

Core Allocation Plus Trust

Outstanding, beginning of period	384	$93,746

Options written	-	-

Option closed	(199)	(63,701)

Options expired	(185)	(30,045)

Outstanding, end of period	-	-

Global Bond Trust

Outstanding, beginning of period	130,401,020	$1,954,510

Options written	163,600,742	1,602,572

Option closed	(52,301,119)	(1,010,183)

Options expired	(30,500,270)	(587,849)

Outstanding, end of period	211,200,373	$1,959,050

Health Sciences Trust

Outstanding, beginning of period	6,652	$3,506,838

Options written	3,430	1,586,120

Option closed	(3,795)	(1,908,156)

Options expired	(1)	(1,897)

Outstanding, end of period	6,286	$3,182,905

High Income Trust

Outstanding, beginning of period	204,000,000	$3,666,900

Options written	-	-

Options closed	-	-

Options expired	-	-

Outstanding, end of period	204,000,000	$3,666,900

Real Return Bond Trust

Outstanding, beginning of period	123,700,000	$1,420,619

Options written	18,000,020	85,021

Option closed	(25,000,000)	(166,470)

Options expired	-	-

Outstanding, end of period	116,700,020	$1,339,170

Strategic Bond Trust

Outstanding, beginning of period	552	$238,561

Options written	613	288,480

Options closed	(628)	(256,512)

Options expired	(219)	(81,906)

Outstanding, end of period	318	$188,623

Strategic Income Trust

Outstanding, beginning of period	23,560,000	$604,158

Options written	40,500,000	366,825

Options closed	-	-

Options expired	(52,400,000)	(664,325)

Outstanding, end of period	11,660,000	$306,658

Total Return Trust

Outstanding, beginning of period	773,501,949	$10,028,639

Options written	904,403,773	5,802,687

Option closed	(105,404,022)	(1,905,662)

Options expired	-	-

Outstanding, end of period	1,572,501,700	$13,925,664

U.S. Government Securities
Trust

Outstanding, beginning of period	152	$81,331

Options written	123	41,663

Option closed	(158)	(69,324)

Options expired	(25)	(12,419)

Outstanding, end of period	92	$41,251

Value & Restructuring Trust

Outstanding, beginning of period	-	-

Options written	375	23,643

Option closed	-	-

Options expired	-	-

Outstanding, end of period	375	$23,643

Options on Securities

Capital Appreciation Value Trust
The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Capital Appreciation
Value Trust	Calls

	AT & T, Inc.	$25.00	Jan 2011	318	$57,239	($55,650)

	Bank of America Corp.	17.50	Jan 2011	510	91,814	(123,420)

	Cardinal Health, Inc.	35.00	Jan 2011	149	33,960	(50,660)

	Cardinal Health, Inc.	40.00	Jan 2011	199	16,232	(24,875)

	CVS Caremark Corp.	40.00	Jan 2011	248	28,770	(46,376)

	CVS Caremark Corp.	35.00	Jan 2011	149	41,229	(64,070)

	Exxon Mobile Corp.	75.00	Jan 2011	749	286,788	(122,087)

	Exxon Mobile Corp.	80.00	Jan 2011	226	91,140	(18,758)

	Johnson & Johnson	70.00	Jan 2011	201	40,668	(23,517)

	Merck & Company, Inc.	45.00	Jan 2011	554	58,580	(39,334)

	Pifzer, Inc.	20.00	Jan 2011	3909	315,805	(160,269)

	Procter and Gamble Co.	65.00	Jan 2011	597	176,888	(161,787)

				7,809	$1,239,113	($890,803)

Health Sciences Trust

The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Health Sciences Trust	Calls

	Acorda Therapeutics, Inc.	$35.00	Jan 2011	15	$3,330	($8,250)

	Acorda Therapeutics, Inc.	40.00	Jan 2011	15	1,905	(4,837)

Aetna, Inc.	35.00	Jul 2010	31	3,300	(7,998)

Allergan, Inc.	60.00	Apr 2010	31	5,564	(17,360)

Amerigroup Corp.	30.00	Jun 2010	27	2,889	(11,745)

Amgen, Inc.	65.00	Jul 2010	94	14,214	(10,434)

Baxter International, Inc.	62.50	May 2010	32	3,936	(1,120)

Carefusion Corp.	27.50	Jun 2010	61	10,446	(4,575)

Catalyst Health Solutions, Inc.	45.00	Jun 2010	1	127	(103)

Celgene Corp.	70.00	Jan 2011	61	19,135	(20,740)

Celgene Corp.	75.00	Jan 2011	46	9,987	(9,660)

Cephalon, Inc.	75.00	May 2010	62	8,289	(4,650)

Community Health Systems, Inc.	45.00	Jun 2010	28	4,821	(1,330)

Conceptus, Inc.	22.50	Aug 2010	55	8,360	(5,775)

Covance, Inc.	60.00	May 2010	57	18,069	(20,235)

Covance, Inc.	65.00	May 2010	42	7,644	(4,830)

Covance, Inc.	65.00	Aug 2010	30	5,160	(8,625)

Covidien Ltd	50.00	Apr 2010	14	2,165	(1,400)

Covidien Ltd.	55.00	Jul 2010	44	4,558	(2,200)

CVS Caremark Corp.	35.00	May 2010	43	5,076	(10,320)

CVS Caremark Corp.	40.00	Jan 2011	16	2,060	(2,992)

Davita, Inc.	65.00	Apr 2010	30	4,147	(900)

Express Scripts, Inc.	100.00	May 2010	25	5,957	(13,000)

Genzyme Corp.	60.00	Apr 2010	15	2,979	(105)

Gilead Sciences, Inc.	48.00	Apr 2010	31	3,596	(372)

Gilead Sciences, Inc.	50.00	May 2010	31	7,168	(806)

Gilead Sciences, Inc.	55.00	May 2010	86	9,951	(473)

Gilead Sciences, Inc.	48.00	May 2010	57	10,716	(3,420)

Gilead Sciences, Inc.	50.00	Aug 2010	78	15,141	(8,580)

Gilead Sciences, Inc.	55.00	Aug 2010	47	5,049	(1,457)

Gilead Sciences, Inc.	47.00	Aug 2010	125	38,850	(26,500)

Gilead Sciences, Inc.	65.00	Jan 2011	121	14,232	(2,118)

Gilead Sciences, Inc.	60.00	Jan 2011	121	26,159	(5,445)

Gilead Sciences, Inc.	50.00	Jan 2011	31	11,532	(7,750)

Gilead Sciences, Inc.	55.00	Jan 2011	49	13,327	(5,537)

Henry Schein, Inc.	60.00	Jul 2010	43	6,536	(9,890)

Human Genome Sciences, Inc.	30.00	Apr 2010	16	2,011	(1,760)

Humana, Inc.	45.00	May 2010	62	14,504	(21,080)

Humana, Inc.	50.00	May 2010	59	15,362	(6,313)

Humana, Inc.	55.00	Aug 2010	42	11,013	(5,040)

Intermune, Inc.	50.00	Jul 2010	12	3,564	(6,840)

Intuitive Surgical, Inc.	380.00	Jan 2011	5	9,498	(14,150)

Intuitive Surgical, Inc.	400.00	Jan 2011	6	14,382	(12,900)

Johnson & Johnson	70.00	Jan 2011	13	1,601	(1,521)

Laboratory Corp. of America Holdings	80.00	Aug 2010	14	1,890	(2,660)

Medco Health Solutions, Inc.	70.00	Apr 2010	14	2,576	(105)

Medco Health Solutions, Inc.	70.00	Jul 2010	31	4,467	(3,410)

Medtronic, Inc.	50.00	Jan 2011	38	8,295	(7,790)

Merck & Company, Inc.	36.00	Apr 2010	15	1,620	(2,520)

Merck & Company, Inc.	40.00	Jul 2010	31	5,054	(2,294)

Millipore Corp.	105.00	Oct 2010	16	3,152	(3,280)

OSI Pharmaceuticals, Inc.	55.00	Jan 2011	46	16,649	(34,270)

Pfizer, Inc.	20.00	Jan 2011	92	8,924	(3,772)

Psychiatric Solutions, Inc.	25.00	Jun 2010	75	11,144	(39,000)

Regeneron Pharmaceuticals	35.00	Aug 2010	47	5,083	(3,431)

Shire PLC ADR	60.00	Apr 2010	14	1,661	(8,540)

St Jude Medical, Inc.	45.00	Jul 2010	37	4,144	(3,330)

St Jude Medical, Inc.	45.00	Oct 2010	46	5,842	(7,820)

St Jude Medical, Inc.	45.00	Jan 2011	63	15,694	(15,435)

Stericycle, Inc.	65.00	May 2010	3	366	(15)

SXC Health Solutions Corp.	60.00	Jul 2010	13	7,111	(12,090)

Teva Pharmaceutical Industries, Ltd. SADR	65.00	Jan 2011	12	3,444	(4,920)

Teva Pharmaceutical Industries, Ltd. SADR	70.00	Jan 2011	45	10,357	(10,170)

Vertex Pharmaceuticals, Inc.	50.00	Apr 2010	39	4,758	(780)

Vertex Pharmaceuticals, Inc.	50.00	Jul 2010	63	7,686	(6,930)

Vertex Pharmaceuticals, Inc.	45.00	Jul 2010	31	7,650	(8,137)

Walgreen Company	38.00	Jul 2010	32	3,664	(4,000)

Warner Chilcott, Ltd.	30.00	Jul 2010	3	396	(150)

Wellpoint, Inc.	90.00	Jan 2011	14	3,038	(833)

			2,744	$532,975	($500,818)

Puts

Acorda Therapeutics, Inc.	$25.00	Jan 2011	15	$9,430	($2,813)

Acorda Therapeutics, Inc.	30.00	Jan 2011	3	1,894	(1,028)

Acorda Therapeutics, Inc.	35.00	Jan 2011	36	25,272	(20,700)

Acorda Therapeutics, Inc.	40.00	Jan 2011	31	24,653	(26,660)

Alexion Pharmaceuticals, Inc.	45.00	Jan 2011	6	4,503	(1,695)

Alexion Pharmaceuticals, Inc.	50.00	Jan 2011	4	3,308	(1,740)

Alkermes, Inc.	17.50	Aug 2010	11	5,367	(5,335)

Allergan, Inc.	60.00	Jan 2011	34	37,297	(12,070)

Allergan, Inc.	65.00	Jan 2011	5	4,635	(2,775)

Allos Therapeutics, Inc.	10.00	Oct 2010	30	10,710	(9,900)

AMAG Pharmaceuticals, Inc.	45.00	Jan 2011	18	21,036	(21,510)

AMAG Pharmaceuticals, Inc.	50.00	Jan 2011	43	53,540	(69,875)

AMAG Pharmaceuticals, Inc.	40.00	Jan 2011	6	4,242	(5,010)

Amerigroup Corp.	25.00	Jun 2010	3	801	(53)

AmerisourceBergen Corp.	35.00	Jan 2011	17	15,012	(11,390)

Amgen, Inc.	55.00	Jul 2010	3	996	(405)

Amgen, Inc.	57.50	Jul 2010	3	1,341	(633)

Amgen, Inc.	60.00	Jan 2011	6	4,392	(3,540)

Amgen, Inc.	55.00	Jan 2011	6	3,132	(2,280)

Amylin Pharmaceuticals, Inc.	15.00	Jan 2011	34	14,178	(4,930)

Amylin Pharmaceuticals, Inc.	20.00	Jan 2011	34	21,148	(10,846)

Baxter International, Inc.	55.00	May 2010	3	531	(189)

Biocryst Pharmaceuticals, Inc.	12.50	Jan 2011	27	16,224	(17,955)

Biogen Idec, Inc.	50.00	Jan 2011	16	11,454	(4,080)

Biogen Idec, Inc.	55.00	Jan 2011	14	10,318	(5,880)

Biogen Idec, Inc.	60.00	Jan 2011	5	4,635	(3,425)

Boston Scientific Corp.	12.50	Jan 2011	61	18,211	(32,330)

Cardinal Health, Inc.	40.00	Jan 2011	17	15,288	(9,520)

Carefusion Corp.	27.50	Jun 2010	16	5,552	(2,960)

Celgene Corp.	60.00	Jan 2011	15	19,884	(8,550)

Celgene Corp.	55.00	Jan 2011	3	2,691	(1,200)

Celgene Corp.	65.00	Jan 2011	9	11,843	(7,470)

Celgene Corp.	70.00	Jan 2011	15	16,677	(17,100)

Cephalon, Inc.	65.00	May 2010	13	13,128	(1,950)

Cephalon, Inc.	55.00	Jan 2011	5	3,635	(950)

Cephalon, Inc.	65.00	Jan 2011	5	4,790	(2,375)

Cerner Corp.	80.00	Jan 2011	32	54,463	(23,520)

Cerner Corp.	75.00	Jan 2011	47	57,432	(25,380)

Cerner Corp.	100.00	Jan 2011	34	72,467	(64,600)

Community Health Systems, Inc.	35.00	Jun 2010	6	2,102	(1,170)

Community Health Systems, Inc.	40.00	Jun 2010	3	1,131	(1,380)

Computer Programs & Systems	40.00	Sep 2010	6	3,672	(2,580)

Conceptus, Inc.	20.00	Aug 2010	1	247	(190)

Covance, Inc.	55.00	May 2010	6	1,842	(435)

Covidien Ltd	50.00	Apr 2010	25	18,175	(1,875)

Covidien Ltd.	55.00	Jul 2010	14	7,245	(7,350)

Cubist Pharmaceuticals, Inc.	17.50	Jan 2011	30	9,140	(2,850)

CVS Caremark Corp.	35.00	May 2010	30	9,273	(2,160)

CVS Caremark Corp.	40.00	Jan 2011	36	32,565	(19,440)

CVS Caremark Corp.	35.00	Jan 2011	6	4,422	(1,650)

CVS Caremark Corp.	30.00	Jan 2011	6	2,622	(708)

Davita, Inc.	60.00	Apr 2010	16	10,672	(240)

Davita, Inc.	65.00	Apr 2010	3	2,301	(578)

Davita, Inc.	65.00	Jul 2010	22	15,895	(8,360)

Dendreon Corp.	25.00	Jan 2011	16	12,752	(7,360)

Dendreon Corp.	30.00	Jan 2011	5	5,412	(3,300)

Dendreon Corp.	45.00	Jan 2011	14	27,003	(20,930)

Dendreon Corp.	35.00	Jan 2011	6	7,242	(5,430)

Dentsply International, Inc.	35.00	Jul 2010	6	2,142	(990)

Dentsply International, Inc.	40.00	Oct 2010	29	17,313	(16,530)

Edwards Lifesciences Corp.	90.00	May 2010	7	7,329	(928)

Edwards Lifesciences Corp.	100.00	May 2010	13	15,216	(6,500)

Edwards Lifesciences Corp.	100.00	Aug 2010	3	4,491	(2,445)

Elan Corp. PLC	10.00	Jan 2011	62	21,753	(18,755)

Eli Lilly & Company	40.00	Jan 2011	45	33,969	(26,775)

Express Scripts, Inc.	85.00	May 2010	3	1,687	(150)

Express Scripts, Inc.	100.00	May 2010	16	11,898	(5,440)

Express Scripts, Inc.	80.00	Jan 2011	16	23,716	(4,840)

Express Scripts, Inc.	85.00	Jan 2011	6	7,936	(2,460)

Express Scripts, Inc.	95.00	Jan 2011	15	23,104	(10,800)

Express Scripts, Inc.	90.00	Jan 2011	9	11,609	(4,950)

Express Scripts, Inc.	100.00	Jan 2011	22	27,033	(20,460)

Express Scripts, Inc.	105.00	Jan 2011	19	26,180	(23,180)

Forest Laboratories, Inc.	35.00	Jan 2011	118	75,165	(61,950)

Gilead Sciences, Inc.	48.00	May 2010	6	1,512	(1,860)

Gilead Sciences, Inc.	48.00	Aug 2010	18	6,591	(7,650)

Gilead Sciences, Inc.	45.00	Jan 2011	9	5,123	(3,609)

Health Management Associates, Inc.	10.00	Aug 2010	17	4,759	(3,273)

Henry Schein, Inc.	50.00	Jul 2010	6	1,376	(285)

Henry Schein, Inc.	60.00	Jul 2010	19	9,443	(6,175)

Human Genome Sciences, Inc.	30.00	Apr 2010	16	2,348	(1,424)

Human Genome Sciences, Inc.	20.00	Jan 2011	27	28,272	(5,724)

Human Genome Sciences, Inc.	35.00	Jan 2011	10	9,380	(9,300)

Human Genome Sciences, Inc.	30.00	Jan 2011	3	2,196	(1,898)

Humana, Inc.	50.00	May 2010	5	1,895	(2,150)

IDEXX Laboratories, Inc.	50.00	Apr 2010	17	6,498	(340)

IDEXX Laboratories, Inc.	65.00	Jul 2010	32	29,186	(24,960)

Illumina, Inc.	35.00	Jan 2011	24	21,527	(8,400)

Illumina, Inc.	45.00	Jan 2011	31	30,756	(27,590)

Intermune, Inc.	40.00	Jul 2010	5	3,607	(3,150)

Intermune, Inc.	40.00	Jan 2011	19	21,643	(15,200)

Intermune, Inc.	45.00	Jan 2011	30	37,218	(30,750)

Intermune, Inc.	50.00	Jan 2011	24	35,739	(31,200)

Intuitive Surgical, Inc.	320.00	Jan 2011	6	23,082	(17,730)

Johnson & Johnson	65.00	Jan 2011	63	76,669	(26,586)

Johnson & Johnson	70.00	Jan 2011	67	100,201	(49,078)

King Pharmaceuticals, Inc.	15.00	Jan 2011	12	4,884	(4,260)

Laboratory Corp. of America Holdings	70.00	May 2010	3	1,041	(180)

Laboratory Corp. of America Holdings	80.00	Aug 2010	9	6,549	(5,535)

Life Technologies Corp.	55.00	May 2010	17	13,298	(6,290)

Medco Health Solutions, Inc.	60.00	Apr 2010	3	666	(38)

Medco Health Solutions, Inc.	60.00	Jan 2011	15	12,360	(5,505)

Medicines Company	10.00	Apr 2010	32	9,627	(7,360)

Medicines Company	10.00	Jul 2010	28	5,885	(7,910)

Merck & Company, Inc.	40.00	Apr 2010	9	2,805	(2,646)

Millipore Corp.	75.00	Apr 2010	19	14,980	(95)

Momenta Pharmaceuticals, Inc.	15.00	Jan 2011	9	7,330	(3,375)

Momenta Pharmaceuticals, Inc.	17.50	Jan 2011	28	14,857	(14,700)

Monsanto Company	75.00	Apr 2010	6	4,556	(2,610)

Nuance Communications, Inc.	20.00	Jan 2011	31	19,606	(13,175)

Onyx Pharmaceuticals, Inc.	30.00	Jan 2011	32	23,948	(14,720)

OSI Pharmaceuticals, Inc.	35.00	Jan 2011	15	8,875	(713)

OSI Pharmaceuticals, Inc.	40.00	Jan 2011	8	7,686	(760)

Perrigo Company	50.00	Aug 2010	16	9,496	(2,560)

Perrigo Company	55.00	Aug 2010	22	12,424	(6,490)

Pfizer, Inc.	20.00	Jan 2011	255	120,028	(93,713)

Pfizer, Inc.	22.50	Jan 2011	236	120,824	(139,232)

Pfizer, Inc.	25.00	Jan 2011	213	150,461	(177,323)

PSS World Medical, Inc.	22.50	Aug 2010	32	13,024	(4,880)

Psychiatric Solutions, Inc.	20.00	Jun 2010	36	8,762	(720)

Psychiatric Solutions, Inc.	25.00	Jun 2010	41	14,637	(1,333)

Quest Diagnostics, Inc.	55.00	Jan 2011	16	12,824	(4,600)

Quest Diagnostics, Inc.	60.00	Jan 2011	18	11,976	(9,270)

Regeneron Pharmaceuticals	22.50	May 2010	23	10,190	(1,380)

Regeneron Pharmaceuticals	30.00	Aug 2010	11	6,657	(5,775)

Salix Pharmaceutical, Ltd.	35.00	Jan 2011	12	15,564	(6,000)

Savient Pharmaceuticals, Inc.	15.00	Jan 2011	62	32,061	(24,955)

St. Jude Medical, Inc.	40.00	Jul 2010	24	4,421	(4,421)

St. Jude Medical, Inc.	40.00	Oct 2010	24	6,629	(6,629)

St. Jude Medical, Inc.	40.00	Jan 2011	24	8,435	(8,435)

St. Jude Medical, Inc.	35.00	Jan 2011	32	17,551	(5,840)

Stericycle, Inc.	50.00	May 2010	19	8,303	(618)

Stryker Corp.	50.00	Jan 2011	5	3,035	(1,038)

Stryker Corp.	55.00	Jan 2011	6	3,942	(2,280)

SXC Health Solutions Corp.	60.00	Jul 2010	31	33,091	(6,200)

SXC Health Solutions Corp.	60.00	Oct 2010	9	5,643	(3,285)

Teva Pharmaceutical Industries, Ltd. SADR	65.00	Jan 2011	12	10,764	(7,380)

Teva Pharmaceutical Industries, Ltd. SADR	70.00	Jan 2011	6	6,282	(5,580)

Thermo Fisher Scientific, Inc.	55.00	Jun 2010	5	4,385	(2,325)

Thermo Fisher Scientific, Inc.	55.00	Sep 2010	6	5,502	(3,240)

Vertex Pharmaceuticals, Inc.	40.00	Jan 2011	9	10,323	(5,760)

Vertex Pharmaceuticals, Inc.	45.00	Jan 2011	16	21,924	(14,320)

Walgreen Company	45.00	Jan 2011	95	86,875	(84,075)

Walgreen Company	50.00	Jan 2011	89	105,381	(119,260)

Warner Chilcott, Ltd.	25.00	Apr 2010	16	6,302	(560)

WellCare Health Plans, Inc.	35.00	Jan 2011	31	31,837	(24,025)

Wellpoint, Inc.	60.00	Jan 2011	5	4,329	(2,400)

Zimmer Holdings, Inc.	60.00	Jan 2011	30	17,710	(16,950)

			3,542	2,649,930	(1,910,817)

Value & Restructuring Trust

The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Value & Restructuring Trust	Calls

	AGCO Corp.	$40.00	May 2010	45	$3,105	($2,025)

	Alpha Natural Resources, Inc.	60.00	Jun 2010	42	4,704	(5,670)

	Anadarko Petroleum Corp.	80.00	May 2010	19	1,502	(1,824)

	Banco Santander SA	15.00	Jun 2010	17	493	(425)

	Dean Foods Company	17.50	May 2010	20	600	(600)

	Devon Energy Corp.	80.00	Jul 2010	20	800	(900)

	Host Hotels & Resorts, Inc.	15.00	May 2010	67	3,283	(4,020)

	Petrohawk Energy Corp.	25.00	Jun 2010	43	1,462	(1,720)

	PPG Industries, Inc.	70.00	May 2010	30	1,795	(1,800)

	RSC Holdings, Inc.	10.00	Sep 2010	5	120	(275)

	Southern Copper Corp.	35.00	Jun 2010	45	4,005	(3,600)

	Stanley Black & Decker, Inc.	65.00	Jul 2010	22	1,774	(1,430)

				375	$23,643	($24,289)

Options on Futures

Global Bond Trust
The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate of the Portfolio.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Trust	Calls

	U.S. Treasury 10-Year Note Futures	$119.00	Apr 2010	73	$19,208	($3,422)

	U.S. Treasury 10-Year Note Futures	118.50	Apr 2010	78	22,961	(6,094)

	U.S. Treasury 10-Year Note Futures	119.00	May 2010	101	39,138	(17,359)

				252	$81,307	($26,875)

	Puts

U.S. Treasury 10-Year Note Futures	$114.00	Apr 2010	6	$3,641	($750)

U.S. Treasury 10-Year Note Futures	114.00	May 2010	115	34,791	(39,531)

			121	$38,432	($40,281)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate of the Portfolio.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Real Return Bond
Trust	Calls

	U.S. Treasury 10-Year Note Futures	$119.00	May 2010	10	$2,663	($1,719)

				10	$2,663	($1,719)

	Puts

	U.S. Treasury 10-Year Note Futures	$115.00	May 2010	4	$1,740	($2,312)

	U.S. Treasury 10-Year Note Futures	114.00	May 2010	6	2,141	(2,063)

				10	$3,881	($4,375)

Strategic Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Strategic Bond Trust	Calls

	Eurodollar Futures	$99.375	Jun 2010	21	$10,169	($13,913)

	Eurodollar Futures	99.125	Sep 2010	27	20,162	(26,156)

	Eurodollar Futures	98.875	Mar 2011	34	28,790	(26,350)

	Eurodollar Futures	98.750	Mar 2011	37	35,955	(35,612)

	U.S. Treasury 10-Year Note Futures	121.000	May 2010	34	9,983	(1,594)

				153	$105,059	($103,625)

Puts

Eurodollar Futures	$98.875	Mar 2011	34	$33,889	($31,025)

Eurodollar Futures	98.750	Mar 2011	37	33,530	(29,138)

Eurodollar Futures	98.625	Sep 2010	94	16,145	(3,525)

			165	$83,564	($63,688)

Total Return Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate of the Portfolio.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Trust	Calls

	U.S. Treasury 10-Year Note Futures	$119.00	Apr 2010	243	$122,283	($11,391)

	U.S. Treasury 10-Year Note Futures	119.00	May 2010	189	65,840	(32,484)

	U.S. Treasury 10-Year Note Futures	120.00	May 2010	125	38,750	(9,766)

	U.S. Treasury 30-Year Bond Futures	119.00	May 2010	62	59,111	(31,000)

				619	$285,984	($84,641)

	Puts

	U.S. Treasury 10-Year Note Futures	$115.00	Apr 2010	13	$1,999	($3,656)

	U.S. Treasury 10-Year Note Futures	114.00	Apr 2010	692	330,676	(86,500)

	U.S. Treasury 10-Year Note Futures	115.00	May 2010	212	82,455	(122,563)

	U.S. Treasury 10-Year Note Futures	114.00	May 2010	102	48,120	(35,063)

	U.S. Treasury 30-Year Bond Futures	111.00	May 2010	62	50,954	(15,500)

				1,081	$514,204	($263,282)

U.S. Government Securities Trust

The Portfolio used written options to manage against anticipated interest rate changes.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

U.S. Government Securities
Trust	Calls

	Eurodollar Futures	$99.375	Jun 2010	16	$8,548	($10,600)

	Eurodollar Futures	99.250	Sep 2010	26	11,616	(18,363)

				42	$20,164	($28,963)

	Puts

	Eurodollar Futures	$98.750	Sep 2010	26	$17,790	($1,137)

	U.S. Treasury 30-Year Bond Futures	112.000	Apr 2010	24	3,297	(2,250)

				50	$21,087	($3,387)

Interest Rate Swaptions

Global Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes.

				Pay/Receive
				Floating	Exercise
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Expiration Date		Notional Amount	Premium	Value

Global
Bond Trust	Calls

	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	4,400,000	$55,440	($59)

		The Royal Bank of Scotland
	10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	14,300,000	159,588	(193)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	3,700,000	23,680	(11,204)

		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	55,600,000	372,520	(234,543)

								78,000,000	$611,228	($245,999)

	Puts

	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	7,600,000	$61,940	($2,348)

		The Royal Bank of Scotland
	10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	19,600,000	179,433	(6,055)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	3,700,000	14,800	(8,876)

	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	12,900,000	120,937	(30,947)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	55,600,000	444,800	(351,008)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	9,000,000	54,000	(9,730)

							108,400,000	$875,910	($408,964)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes.

				Pay/Receive
				Floating	Exercise
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Expiration Date		Notional Amount	Premium	Value

Real Return
Bond Trust	Calls

		Morgan Stanley Capital
	7-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	1,500,000	$12,450	($24)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	1,500,000	21,338	(20)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.50%	Apr 2010	USD	1,600,000	4,800	(699)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	3,300,000	48,650	(45)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	5,900,000	68,390	(80)

	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.60%	May 2010	USD	1,100,000	5,390	(3,683)

		Goldman Sachs Capital
	10-Year Interest Rate Swap	Markets, L.P.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	2,600,000	7,605	(7,438)

								17,500,000	$168,623	($11,989)

	Puts

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	33,000,000	$320,565	($152)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	6,000,000	55,050	(28)

	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	3,000,000	35,700	(14)

		The Royal Bank of Scotland
	5-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	4.00%	Dec 2010	USD	3,700,000	21,367	(24,669)

		Morgan Stanley Capital
	7-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.00%	Apr 2010	USD	1,500,000	6,450	(31)

		Goldman Sachs Capital
	7-Year Interest Rate Swap	Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(4,532)

		The Royal Bank of Scotland
	7-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	21,000,000	336,970	(13,595)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	4,800,000	25,991	(1,483)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	3,300,000	24,510	(1,019)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	5,900,000	56,335	(1,823)

	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.10%	May 2010	USD	1,100,000	5,720	(6,310)

		Goldman Sachs Capital
	10-Year Interest Rate Swap	Markets, L.P.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	2,600,000	10,985	(13,842)

		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	900,000	5,940	(973)

	The Royal Bank of Scotland
10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	1,700,000	11,560	(1,838)

							95,500,000	$1,142,193	($70,309)

Total Return Trust

The Portfolio used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio

				Pay/Receive
				Floating	Exercise
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Expiration Date		Notional Amount	Premium	Value

Total
Return
Trust	Calls

	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	2,600,000	$11,765	($42)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	7,900,000	79,000	(107)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.50%	Apr 2010	USD	25,200,000	75,600	(11,015)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2010	USD	24,200,000	144,522	(10,578)

	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	7,900,000	79,790	(107)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	22,600,000	222,195	(305)

		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	5,000,000	45,000	(68)

		The Royal Bank of Scotland
	10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2010	USD	102,600,000	532,298	(44,846)

		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.60%	May 2010	USD	9,500,000	34,200	(31,812)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	34,900,000	212,580	(105,677)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	24,000,000	148,360	(72,672)

		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	36,300,000	107,085	(109,916)

	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	8,000,000	26,100	(22,885)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	14,800,000	49,220	(42,337)

	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	15,600,000	100,280	(44,625)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	5,000,000	22,000	(14,303)

	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	38,600,000	114,835	(110,419)

		The Royal Bank of Scotland
	10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	39,000,000	159,900	(111,563)

	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	6,900,000	31,395	(29,107)

	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	12,200,000	70,760	(51,464)

								442,800,000	$2,266,885	($813,848)

	Puts

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	140,000,000	$1,470,000	($644)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	60,000,000	624,000	(276)

	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	9,000,000	100,350	(41)

	Morgan Stanley Capital
5-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.00%	Oct 2010	USD	15,600,000	81,900	(78,590)

	Morgan Stanley Capital
5-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.00%	Dec 2010	USD	83,200,000	524,160	(554,728)

	The Royal Bank of Scotland
5-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	4.00%	Dec 2010	USD	15,400,000	99,330	(102,678)

7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	24,300,000	203,209	(1,910)

	The Royal Bank of Scotland
7-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	84,000,000	631,006	(6,602)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	4,000,000	34,800	-

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	88,600,000	1,458,818	(27,369)

10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	12,600,000	171,937	(3,892)

10-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	9,000,000	88,470	(2,780)

10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	14,500,000	356,700	(4,479)

10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	7,900,000	189,600	(2,440)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	88,600,000	1,720,754	(27,369)

10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	4,000,000	55,216	(1,236)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	7,800,000	74,100	(1)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	15,000,000	237,000	(4,633)

	The Royal Bank of Scotland
10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	2,000,000	36,372	(618)

	The Royal Bank of Scotland
10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	21,500,000	221,988	(2)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.10%	May 2010	USD	9,500,000	71,962	(54,500)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	34,900,000	354,120	(83,725)

10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	24,000,000	63,945	(57,576)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	36,300,000	109,807	(87,084)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	8,000,000	53,350	(42,591)

10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	7,000,000	54,250	(1,685)

10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	14,800,000	83,470	(78,794)

10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	19,900,000	204,660	(105,946)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	5,000,000	55,500	(26,619)

10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	7,000,000	56,000	(1,685)

10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	38,600,000	166,945	(205,503)

	The Royal Bank of Scotland
10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	22,000,000	165,550	(5,295)

	The Royal Bank of Scotland
10-Year Interest Rate Swap	PLC	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	39,000,000	183,300	(207,632)

10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	6,900,000	32,775	(43,560)

10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	12,200,000	89,060	(77,020)

	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	18,500,000	111,462	(20,000)

							1,010,600,000	$10,235,866	($1,919,503)

Credit Default Swaptions

Total Return Trust

The Portfolio used written options to enhance potential gain/income.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional	USD Notional
Portfolio	Name of Issuer	Counterparty	Index	Rate	Rate	Date		Amount	Amount	Premium	Value

Total Return
Trust	Calls

	5-Year Credit Default
	Swap	Bank of America N.A.	CDX.IG13	Receive	0.80%	Jun 2010	USD	6,700,000	$6,700,000	$11,725	($16,800)

	5-Year Credit Default
	Swap	Barclays Bank PLC	CDX.IG13	Receive	0.80%	Jun 2010	USD	4,300,000	4,300,000	7,310	(10,782)

	5-Year Credit Default
	Swap	JP Morgan Chase Bank	CDX.IG13	Receive	0.80%	Jun 2010	USD	5,700,000	5,700,000	11,400	(14,292)

	5-Year Credit Default	Morgan Stanley Capital
	Swap	Services, Inc.	DJ ITRAXX	Receive	0.95%	Jun 2010	EUR	3,500,000	4,727,277	7,935	(11,956)

								20,200,000	$21,427,277	$38,370	($53,830)

	Puts

	5-Year Credit Default
	Swap	Bank of America N.A.	CDX.IG13	Receive	1.30%	Jun 2010	USD	6,700,000	$6,700,000	$16,055	($3,494)

	5-Year Credit Default
	Swap	Barclays Bank PLC	CDX.IG13	Receive	1.30%	Jun 2010	USD	4,300,000	4,300,000	10,320	(2,242)

	5-Year Credit Default
	Swap	JP Morgan Chase Bank	CDX.IG13	Receive	1.30%	Jun 2010	USD	5,700,000	5,700,000	12,112	(2,972)

	5-Year Credit Default	Morgan Stanley Capital
	Swap	Services, Inc.	DJ ITRAXX	Receive	1.89%	Jun 2010	EUR	3,500,000	4,727,277	9,119	(2,030)

								20,200,000	$21,427,277	$47,606	($10,738)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or "floor".

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income.

			Strike		Expiration		Notional		Market
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Real Return	Floor- OTC			Maximum of (-1.00% - Index
Bond Trust	CPURNSA Index	Citibank N.A.	215.949	Final/Index Initial - 1)) or $0	Mar 2020	USD	1,100,000	$9,460	($9,049)

1,100,000	$9,460	($9,049)

Total Return Trust

The Portfolio used written options to enhance potential gain/income.

			Strike		Expiration		Notional		Market
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Total Return	Floor- OTC			Maximum of (-1.00% - Index
Trust	CPURNSA Index	Citibank N.A.	215.949	Final/Index Initial - 1)) or $0	Mar 2020	USD	7,500,000	$63,460	($61,697)

	Floor- OTC	Deutsche Bank		Maximum of (-1.00% - Index
	CPURNSA Index	AG	215.949	Final/Index Initial - 1)) or $0	Mar 2020	USD	2,600,000	19,500	(18,154)

							10,100,000	$82,960	($79,851)

Foreign Currency Options

Global Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated currency exchange rates.

						USD
		Exercise	Expiration		Notional	Notional
Portfolio	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Global Bond Trust	Calls

	Euro versus U.S. Dollar	$1.89	Apr 2010	EUR	3,000,000	$4,051,951	$21,367	($1,649)

	Pound Sterling versus U.S. Dollar	2.34	Apr 2010	GBP	6,400,000	9,711,994	86,540	(41,820)

	U.S. Dollar versus Mexican Peso	16.25	Sep 2010	USD	4,100,000	4,100,000	112,340	(1,312)

	U.S. Dollar versus South Korean Won	1,500.00	Sep 2010	USD	4,100,000	4,100,000	45,407	(21)

					17,600,000	$21,963,945	$265,654	($44,802)

	Puts

	Euro versus U.S. Dollar	$1.80	Apr 2010	EUR	4,600,000	$6,212,992	$45,113	($23,473)

	Pound Sterling versus U.S. Dollar	2.20	Apr 2010	GBP	2,600,000	3,945,498	41,406	(3,310)

					7,200,000	$10,158,490	$86,519	($26,783)

High Income Trust

The Portfolio used written options to manage against anticipated currency exchange rates.

USD
		Exercise	Expiration	Notional	Notional
Portfolio	Name of Issuer	Price	Date	Amount	Amount	Premium	Value

High Income Trust	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	USD	102,000,000	$102,000,000	$1,881,900	($102)

	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	USD	102,000,000	102,000,000	1,785,000	(102)

					204,000,000	$204,000,000	$3,666,900	($204)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated currency exchange rates.

						USD
		Exercise	Expiration		Notional	Notional
Portfolio	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Real Return Bond
Trust	Calls

	U.S. Dollar versus Japanese Yen	$95.00	Apr 2010	USD	1,300,000	$1,300,000	$6,175	($9,660)

					1,300,000	$1,300,000	$6,175	($9,660)

	Puts

	U.S. Dollar versus Japanese Yen	$88.00	Apr 2010	USD	1,300,000	$1,300,000	$6,175	($42)

					1,300,000	$1,300,000	$6,175	($42)

Strategic Income Trust

The Portfolio used written options to manage against anticipated currency exchange rates.

						USD
		Exercise	Expriation		Notional	Notional
Portfolio	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Strategic Income
Trust	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	USD	11,660,000	$11,660,000	$306,658	($12)

					11,660,000	$11,660,000	$306,658	($12)

Total Return Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated currency exchange rates.

USD
		Exercise	Expiration		Notional	Notional
Portfolio	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Total Return Trust	Calls

	U.S. Dollar versus Japanese Yen	$95.00	Apr 2010	USD	34,300,000	$34,300,000	$157,780	($254,883)

				34,300,000	$34,300,000	$157,780	($254,883)

Puts

U.S. Dollar versus Japanese Yen	$88.00	Apr 2010	USD	34,300,000	$34,300,000	$296,009	($1,098)

				34,300,000	$34,300,000	$296,009	($1,098)

Interest rate swaps Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolios settle accrued net interest receivable or payable under the swap contracts on a periodic basis. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

The following table summarizes the contracts held at March 31, 2010 and the range of contracts notional amounts held by the Portfolios during the three month period ended March 31, 2010. In addition the table details how the Portfolios used interest rate swap contracts during the three month period ended March 31, 2010.

Global Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the three month period ended March 31, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $198.7 million to $387.9 million.

								Unamortized
				USD				Upfront	Unrealized
				Notional	Payments Made	Payments Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Global Bond Trust

	Bank of America N.A.	5,110,000,000	JPY	$55,174,648	6 Month LIBOR	Fixed 1.000%	Jun 2011	$301,079	$1,285	$302,364

	Bank of America N.A.	2,020,000,000	JPY	22,350,306	6 Month LIBOR	Fixed 1.500%	Jun 2020	(61,342)	36,709	(24,633)

	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	-	64,261	64,261

					3 Month BBR-
	Barclays Bank PLC	2,700,000	AUD	2,425,545	BBSW	Fixed 5.750%	Dec 2012	-	(855)	(855)

	Deutsche Bank AG	6,150,000,000	JPY	64,002,498	6 Month LIBOR	Fixed 1.000%	Jun 2011	235,120	128,782	363,902

					3 Month BBR-
	Morgan Stanley Capital Services, Inc.	61,600,000	AUD	55,575,504	BBSW	Fixed 5.750%	Dec 2012	(7,391)	(12,111)	(19,502)

	The Royal Bank of Scotland PLC	14,700,000,000	JPY	160,038,729	6 Month LIBOR	Fixed 1.000%	Jun 2011	875,752	(5,938)	869,814

	The Royal Bank of Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	-	52,221	52,221

	The Royal Bank of Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	-	36,436	36,436

	The Royal Bank of Scotland PLC	3,400,000	CAD	3,270,960	3 Month CBK	Fixed 3.750%	Jun 2020	(66,728)	45,455	(21,273)

	The Royal Bank of Scotland PLC	410,000,000	JPY	4,397,726	6 Month LIBOR	Fixed 1.500%	Jun 2020	(19,692)	14,692	(5,000)

	UBS AG	1,140,000,000	JPY	12,513,721	6 Month LIBOR	Fixed 1.000%	Jun 2011	67,225	230	67,455

				$387,862,265				$1,324,023	$361,167	$1,685,190

Investment Quality Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the three month period ended March 31, 2010, the Portfolio held interest rate swaps with total USD notional amounts as represented below.

								Unamortized
				USD				Upfront	Unrealized
				Notional	Payments Made	Payments Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust

	JP Morgan Chase Bank	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	($23,340)	($23,340)

	JP Morgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	354,718	354,718

				$7,200,000				-	$331,378	$331,378

Real Return Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the three month period ended March 31, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $16.9 million to $51.0 million.

								Unamortized
				USD				Upfront	Unrealized
				Notional	Payments Made	Payments Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust

	Barclays Bank PLC	1,800,000	EUR	$2,163,511	FRCPXTOB	Fixed 2.103%	Oct 2010	-	$78,776	$78,776

	BNP Paribas	2,000,000	EUR	2,430,500	FRCPXTOB	Fixed 2.090%	Oct 2010	-	88,733	88,733

	BNP Paribas	2,600,000	EUR	3,089,321	FRCPXTOB	Fixed 2.040%	Feb 2011	-	105,749	105,749

	Morgan Stanley Capital
	Services, Inc.	7,432,154	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	($79,573)	(131,209)	(210,782)

	UBS AG	3,200,000	EUR	4,046,878	FRCPXTOB	Fixed 2.095%	Oct 2011	-	125,961	125,961

				$16,931,414				($79,573)	$268,010	$188,437

Strategic Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the three month period ended March 31, 2010, the Portfolio held interest rate swaps with total USD notional amounts as represented below.

								Unamortized
				USD				Upfront	Unrealized
				Notional	Payments Made	Payments Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Strategic Bond Trust

	JP Morgan Chase Bank	3,573,000	USD	$3,573,000	Fixed 0.000%	3 Month LIBOR	Feb 2025	$18,166	($9,444)	$8,722

	Morgan Stanley Capital
	Services, Inc.	6,430,000	USD	6,430,000	Fixed 0.000%	3 Month LIBOR	Feb 2025	33,449	(34,940)	(1,491)

	Morgan Stanley Capital
	Services, Inc.	5,170,000	USD	5,170,000	Fixed 0.000%	3 Month LIBOR	Nov 2027	-	9,826	9,826

$15,173,000	$51,615	($34,558)	$17,057

Total Return Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the three month period ended March 31, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $764.9 million to $977.4 million.

								Unamortized
				USD				Upfront	Unrealized
				Notional	Payments Made	Payments Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Portfolio	by Portfolio	Date	(Received)	(Depreciation)	Value

Total Return Trust

	Bank of America N.A.	23,700,000	USD	$23,700,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	$352,615	$271,970	$624,585

	Barclays Bank PLC	4,800,000	EUR	5,800,402	FRCPXTOB	Fixed 2.103%	Oct 2010	-	210,069	210,069

	Barclays Bank PLC	773,622	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	-	(1,369)	(1,369)

	Barclays Bank PLC	10,902,360	BRL	9,615,385	CDI	Fixed 11.910%	Jan 2013	-	(7,563)	(7,563)

	Barclays Bank PLC	29,334,312	BRL	25,291,723	CDI	Fixed 12.285%	Jan 2013	107,973	114,463	222,436

	Barclays Bank PLC	323,000,000	MXN	25,083,526	TIIE Banxico	Fixed 7.340%	Jan 2015	(800)	277,463	276,663

					6 Month
	Barclays Bank PLC	84,700,000	EUR	124,947,161	EURIBOR	Fixed 3.000%	Jun 2015	213,254	2,448,047	2,661,301

	BNP Paribas	1,100,000	EUR	1,336,775	FRCPXTOB	Fixed 2.090%	Oct 2010	-	48,803	48,803

	BNP Paribas	6,688,401	BRL	4,864,304	CDI	Fixed 11.390%	Jan 2012	-	(6,133)	(6,133)

	BNP Paribas	1,771,039	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	-	2,753	2,753

					6 Month
	BNP Paribas	4,400,000	EUR	6,433,021	EURIBOR	Fixed 4.500%	Mar 2014	(54,056)	603,783	549,727

	Citibank N.A.	181,000,000	MXN	14,011,455	TIIE Banxico	Fixed 7.330%	Jan 2015	(6,250)	155,093	148,843

					6 Month
	Citibank N.A.	3,400,000	EUR	4,618,991	EURIBOR	Fixed 4.500%	Jun 2020	12,085	47,750	59,835

					3 Month BBR-
	Deutsche Bank AG	3,100,000	AUD	2,200,845	BBSW	Fixed 4.500%	Jun 2011	8,429	(28,059)	(19,630)

					6 Month
	Deutsche Bank AG	136,400,000	EUR	204,560,710	EURIBOR	Fixed 3.000%	Jun 2015	111,963	4,173,768	4,285,731

	Goldman Sachs	5,445,930	BRL	3,871,320	CDI	Fixed 10.990%	Jan 2012	12,482	(3,381)	9,101

	Goldman Sachs	7,848,387	BRL	5,355,408	CDI	Fixed 10.835%	Jan 2012	7,087	8,469	15,556

	Goldman Sachs	16,659,771	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	(1,630)	3,945

	Goldman Sachs	2,142,550	BRL	2,286,670	CDI	Fixed 12.650%	Jan 2014	34,058	935	34,993

					6 Month
	Goldman Sachs	118,700,000	EUR	178,505,563	EURIBOR	Fixed 3.000%	Jun 2015	260,984	3,468,608	3,729,592

					6 Month
	Goldman Sachs	9,200,000	EUR	12,219,434	EURIBOR	Fixed 2.500%	Jun 2015	(24,408)	22,058	(2,350)

	Goldman Sachs	146,800,000	MXN	11,626,111	TIIE Banxico	Fixed 7.640%	Mar 2017	(871)	98,802	97,931

	HSBC Bank	1,160,165	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	-	(1,876)	(1,876)

	HSBC Bank	492,863	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	3,085	30,805	33,890

	HSBC Bank	4,637,475	BRL	3,348,888	CDI	Fixed 11.360%	Jan 2012	27,682	(4,491)	23,191

HSBC Bank	10,208,334	BRL	8,685,599	CDI	Fixed 11.890%	Jan 2013	2,486	(68)	2,418

HSBC Bank	840,974	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	1,020	11,401

HSBC Bank	33,000,000	MXN	2,529,220	TIIE Banxico	Fixed 7.330%	Jan 2015	14,334	12,803	27,137

JP Morgan Chase Bank, N.A.	464,173	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	(822)	(822)

JP Morgan Chase Bank, N.A.	13,460,793	BRL	11,903,283	CDI	Fixed 12.170%	Jan 2013	87,766	(15,228)	72,538

JP Morgan Chase Bank, N.A.	3,847,239	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,420)	18,343	16,923

JP Morgan Chase Bank, N.A.	95,000,000	MXN	7,336,474	TIIE Banxico	Fixed 7.330%	Jan 2015	(5,288)	83,410	78,122

Merrill Lynch Capital Services, Inc.	5,215,820	BRL	3,767,313	CDI	Fixed 10.990%	Jan 2012	13,866	(5,150)	8,716

Merrill Lynch Capital Services, Inc.	8,170,249	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	-	152,797	152,797

Merrill Lynch Capital Services, Inc.	1,618,523	BRL	1,455,700	CDI	Fixed 14.765%	Jan 2012	6,284	105,070	111,354

Morgan Stanley Capital Services, Inc.	112,600,000	USD	112,600,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	1,679,099	1,288,341	2,967,440

				6 Month
Morgan Stanley Capital Services, Inc.	4,500,000	EUR	5,976,897	EURIBOR	Fixed 2.500%	Jun 2015	(14,068)	12,917	(1,151)

Morgan Stanley Capital Services, Inc.	24,300,000	USD	24,300,000	3 Month LIBOR	Fixed 4.000%	Jun 2015	1,297,773	(43,550)	1,254,223

The Royal Bank of Scotland PLC	100,000	USD	100,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	2,015	5,340	7,355

The Royal Bank of Scotland PLC	18,800,000	USD	18,800,000	3 Month LIBOR	Fixed 4.000%	Jun 2015	1,057,500	(87,155)	970,345

UBS AG	1,100,000	EUR	1,348,876	FRCPXTOB	Fixed 2.146%	Oct 2010	-	59,934	59,934

				3 Month BBR-
UBS AG	47,500,000	AUD	33,782,006	BBSW	Fixed 4.500%	Jun 2011	25,596	(326,373)	(300,777)

UBS AG	5,012,866	BRL	3,601,441	CDI	Fixed 11.420%	Jan 2012	-	1,349	1,349

UBS AG	9,675,841	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	(96,851)	(53,258)	(150,109)

UBS AG	9,177,222	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(3,439)	278,384	274,945

				6 Month BBR-
UBS AG	26,000,000	AUD	21,538,405	BBSW	Fixed 6.000%	Sep 2012	-	186,498	186,498

UBS AG	1,902,655	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	(761)	6,713

UBS AG	5,874,507	BRL	5,104,693	CDI	Fixed 11.880%	Jan 2013	642	(3,295)	(2,653)

UBS AG	1,759,046	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	1,438	10,588

			$977,363,474				$5,164,187	$13,601,121	$18,765,308

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by "the Buyer"), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

The following table summarizes the contracts held at March 31, 2010 and the range of contracts notional amounts held by the Portfolios during the period ended March 31, 2010. In addition the table details how the Portfolios used credit default swap contracts as a buyer of protection during the period ended March 31, 2010.

Core Allocation Plus Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index.

During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts as represented below.

								Unamortized
								Upfront	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Core Allocation Plus Trust

	Goldman Sachs
	International	CDS USD SP 1.75% 12-20-13	50,000	USD	$50,000	(1.750)%	Dec 2013	-	($1,476)	($1,476)

					$50,000			-	($1,476)	($1,476)

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income, manage against potential credit events and gain exposure to a security or credit index.

During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $161.2 million to $167.8 million.

								Unamortized
								Upfront	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,100,000	USD	$1,100,000	(0.290)%	Mar 2011	-	($1,339)	($1,339)

	Bank Of America N.A.	CNA Financial Corp.	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	-	177,902	177,902

	Bank of America N.A.	Harris Corp.	500,000	USD	500,000	(1.440)%	Dec 2017	-	(29,844)	(29,844)

	Bank of America N.A.	Computer Sciences Corp.	3,000,000	USD	3,000,000	(0.970)%	Mar 2018	-	(19,358)	(19,358)

		Marsh & McLennan
	Bank of America N.A.	Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	-	6,370	6,370

	Bank of America N.A.	Prologis	2,000,000	USD	2,000,000	(1.480)%	Dec 2015	-	58,805	58,805

	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	(54,979)	(54,979)

		Starwood Hotels & Resorts
	Bank of America N.A.	Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	49,753	49,753

		Marsh & McLennan
	Barclays Bank PLC	Companies, Inc.	900,000	USD	900,000	(0.650)%	Sep 2010	-	(389)	(389)

	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	-	17,201	17,201

	Barclays Bank PLC	Bank of America Corp.	1,800,000	USD	1,800,000	(1.700)%	Dec 2013	-	(40,803)	(40,803)

	Barclays Bank PLC	Citigroup, Inc.	5,500,000	USD	5,500,000	(0.870)%	Jun 2018	-	257,513	257,513

	Barclays Bank PLC	National Grid PLC	1,700,000	USD	1,700,000	(0.208)%	Jun 2011	-	2,055	2,055

	Barclays Bank PLC	CDX.NA.IG.8	46,464,000	USD	46,464,000	(0.600)%	Jun 2017	$1,298,861	467,827	1,766,688

	Barclays Bank PLC	Citigroup, Inc.	2,800,000	USD	2,800,000	(1.350)%	Sep 2018	-	41,448	41,448

	Bear Stearns	Daimler Chrysler AG	300,000	USD	300,000	(0.520)%	Jun 2010	-	(146)	(146)

	Bear Stearns	CNA Financial Corp.	900,000	USD	900,000	(0.440)%	Sep 2011	-	11,928	11,928

	Bear Stearns	The Goldman Sachs Group, Inc.	1,100,000	USD	1,100,000	(0.330)%	Mar 2016	-	41,181	41,181

	Bear Stearns	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	6,868	6,868

	Bear Stearns	Sprint Nextel Corp.	1,400,000	USD	1,400,000	(1.125)%	Dec 2016	-	233,631	233,631

BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	-	(36,448)	(36,448)

BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	-	(39,860)	(39,860)

BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(41,426)	(41,426)

BNP Paribas	JP Morgan Chase & Company	2,700,000	USD	2,700,000	(0.737)%	Mar 2018	-	(24,413)	(24,413)

	The Bear Stearns Companies,
BNP Paribas	Inc.	5,900,000	USD	5,900,000	(2.180)%	Mar 2018	-	(650,469)	(650,469)

Citibank N.A.	The Goldman Sachs Group, Inc.	1,000,000	USD	1,000,000	(1.370)%	Jun 2018	-	(23,704)	(23,704)

Citibank N.A.	Sara Lee Corp.	800,000	USD	800,000	(0.330)%	Sep 2011	-	506	506

Citibank N.A.	Autozone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	-	(5,555)	(5,555)

Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(13,913)	(13,913)

Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	-	24,785	24,785

Deutsche Bank AG	Barclays Bank PLC	2,000,000	EUR	2,870,301	(4.350)%	Sep 2013	-	(286,779)	(286,779)

Deutsche Bank AG	Bank of America Corp.	1,100,000	USD	1,100,000	(1.720)%	Dec 2013	-	(25,725)	(25,725)

	Merrill Lynch Capital Services,
Deutsche Bank AG	Inc.	1,200,000	USD	1,200,000	(4.450)%	Dec 2013	-	(134,731)	(134,731)

	Tate & Lyle Public Limited
Deutsche Bank AG	Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	7,606	7,606

	Marsh & McLennan
Deutsche Bank AG	Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	-	23,473	23,473

Deutsche Bank AG	Nabors Industries, Inc.	3,000,000	USD	3,000,000	(0.630)%	Mar 2018	-	164,120	164,120

Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(19,756)	(19,756)

Deutsche Bank AG	Altria Group, Inc.	4,000,000	USD	4,000,000	(1.455)%	Mar 2019	-	124,227	124,227

	British Sky Broadcasting Group,
Goldman Sachs	Inc.	2,400,000	USD	2,400,000	(1.420)%	Mar 2018	-	(68,439)	(68,439)

Goldman Sachs	CDX.NA.IG.10	15,584,800	USD	15,584,800	(1.500)%	Jun 2018	(430,146)	123,611	(306,535)

JP Morgan Chase Bank	CNA Financial Corp.	700,000	USD	700,000	(0.440)%	Sep 2011	-	9,277	9,277

	Health Care Property Investors,
JP Morgan Chase Bank	Inc.	300,000	USD	300,000	(0.610)%	Sep 2011	-	1,047	1,047

Merrill Lynch International	Boston Scientific Corp.	800,000	USD	800,000	(0.510)%	Jun 2011	-	3,372	3,372

	International Lease Finance
Merrill Lynch International	Corp.	1,100,000	USD	1,100,000	(0.130)%	Mar 2012	-	61,570	61,570

Morgan Stanley Capital
Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	-	3,326	3,326

Morgan Stanley Capital	British Sky Broadcasting Group,
Services, Inc.	Inc.	1,800,000	USD	1,800,000	(1.400)%	Mar 2018	-	(48,851)	(48,851)

Morgan Stanley Capital
Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	(16,181)	(16,181)

Morgan Stanley Capital
Services, Inc.	Simon Property Group, L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	-	119,519	119,519

The Royal Bank of Scotland
PLC	Daimler Chrysler AG	400,000	USD	400,000	(0.620)%	Sep 2011	-	(1,121)	(1,121)

The Royal Bank of Scotland
PLC	GATX Corp.	3,000,000	USD	3,000,000	(0.605)%	Mar 2012	-	26,031	26,031

The Royal Bank of Scotland	The Cleveland Electric
PLC	Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	177,068	177,068

The Royal Bank of Scotland	American General Finance
PLC	Corp.	3,000,000	USD	3,000,000	(1.820)%	Dec 2017	-	499,064	499,064

The Royal Bank of Scotland	The Bear Stearns Companies,
PLC	Inc.	900,000	USD	900,000	(2.223)%	Mar 2018	-	(101,938)	(101,938)

UBS AG	Boston Scientific Corp.	1,600,000	USD	1,600,000	(2.060)%	Jun 2016	-	(38,747)	(38,747)

UBS AG	JP Morgan Chase & Company	1,800,000	USD	1,800,000	(0.730)%	Mar 2018	-	(15,392)	(15,392)

				$161,219,101			$868,715	$1,000,778	$1,869,493

Investment Quality Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income, manage against potential credit events and gain exposure to a security or credit index.

During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts as represented below.

								Unamortized
								Upfront	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Investment Quality Bond Trust

	Goldman Sachs International	CDS M 2.7 09-13	1,250,000	USD	$1,250,000	(2.700)%	Sep 2013	-	($53,178)	($53,178)

	UBS Securities LLC	CDS CYT 1.6 12-13	1,250,000	USD	1,250,000	(1.600)%	Dec 2013	-	(29,864)	(29,864)

	UBS Securities LLC	CDS RE 1.8 12-13	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(45,400)	(45,400)

					$3,950,000			-	($128,442)	($128,442)

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income, manage against potential credit events and gain exposure to a security or credit index.

During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $7.7 million to $35.8 million.

								Unamortized
								Upfront	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust

	Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	-	$446	$446

	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Jun 2013	-	(19,322)	(19,322)

		Everest Reinsurance Holdings,
	Barclays Bank PLC	Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	19,596	19,596

		International Lease Finance
	BNP Paribas	Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	-	50,943	50,943

UBS AG	CDX.NA.HY.12	4,042,000	USD	4,042,000	(5.000)%	Jun 2014	$218,275	(272,327)	(54,052)

				$7,742,000			$218,275	($220,664)	($2,389)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at March 31, 2010 and the range of contracts notional amounts held by the Portfolios during the period ended March 31, 2010. In addition the table details how the Portfolios used credit default swap contracts as a seller of protection during the period ended March 31, 2010.

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a credit index.

During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $1.0 million to $12.2 million.

		Implied						Unamortized
		Credit						Upfront	Unrealized
		Spread at	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio Counterparty	Reference Obligation	3-31-2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

Deutsche Bank AG	ABX.HE.AAA.06-2	n/a	985,938	USD	$985,938	0.110%	May 2046	($360,953)	($129,445)	($490,398)

					$985,938			($360,953)	($129,445)	($490,398)

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income. During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts as represented below.

		Implied						Unamortized
		Credit						Upfront	Unrealized
		Spread at	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio Counterparty	Reference Obligation	3-31-2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.77%	1,300,000	USD	$1,300,000	1.000%	Jun 2015	$15,852	($816)	$15,036

					$1,300,000			$15,852	($816)	$15,036

Total Return Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index.

During the three month period ended March 31, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $91.9 million to $131.3 million.

			Implied						Unamortized
			Credit						Upfront	Unrealized
			Spread at	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Reference Obligation	3-31-2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Total Return Trust

	Bank of America
	N.A.	Sallie Mae	2.14%	100,000	USD	$100,000	5.000%	Dec 2010	($5,760)	$7,961	$2,201

	Bank of America
	N.A.	Bank of America	0.66%	700,000	USD	700,000	1.000%	Mar 2015	7,834	3,531	11,365

	Bank of America
	N.A.	French Government	0.47%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(20,220)	7,825	(12,395)

	Bank of America
	N.A.	Berkshire Hathaway, Inc.	0.99%	2,900,000	USD	2,900,000	1.000%	Mar 2015	(49,921)	51,609	1,688

	Barclays Bank PLC	General Electric Capital Corp.	0.60%	1,600,000	USD	1,600,000	0.770%	Jun 2010	-	953	953

	Barclays Bank PLC	General Electric Capital Corp.	0.60%	1,800,000	USD	1,800,000	1.020%	Sep 2010	-	4,130	4,130

	Barclays Bank PLC	General Electric Capital Corp.	0.75%	300,000	USD	300,000	0.935%	Dec 2010	-	482	482

	Barclays Bank PLC	Citigroup, Inc.	0.93%	600,000	USD	600,000	1.000%	Mar 2011	(3,095)	3,674	579

	Barclays Bank PLC	United Mexican States	0.72%	1,000,000	USD	1,000,000	0.390%	Jan 2012	-	(5,161)	(5,161)

		Ford Motor Credit Company
	Barclays Bank PLC	LLC	2.62%	2,500,000	USD	2,500,000	4.150%	Sep 2012	-	91,992	91,992

		Ford Motor Credit Company
	Barclays Bank PLC	LLC	2.62%	500,000	USD	500,000	5.800%	Sep 2012	-	37,797	37,797

	Barclays Bank PLC	GMAC LLC	2.73%	2,500,000	USD	2,500,000	3.650%	Sep 2012	-	55,588	55,588

	Barclays Bank PLC	GMAC LLC	2.73%	1,900,000	USD	1,900,000	4.800%	Sep 2012	-	93,411	93,411

		American International
	Barclays Bank PLC	Group, Inc.	1.86%	500,000	USD	500,000	1.670%	Mar 2013	-	(2,448)	(2,448)

		American International
	Barclays Bank PLC	Group, Inc.	2.13%	4,800,000	USD	4,800,000	5.000%	Dec 2013	(330,791)	818,518	487,727

	Barclays Bank PLC	United Mexican States	1.15%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(43,767)	30,541	(13,226)

	Barclays Bank PLC	CDX.NA. EM13	n/a	200,000	USD	200,000	5.000%	Jun 2015	24,800	267	25,067

	Barclays Bank PLC	CDX.NA. EM13	n/a	300,000	USD	300,000	5.000%	Jun 2015	37,780	(96)	37,684

	Barclays Bank PLC	Federative Republic of Brazil	1.31%	500,000	USD	500,000	1.000%	Jun 2015	(7,191)	(69)	(7,260)

	BNP Paribas	General Electric Capital Corp.	0.60%	800,000	USD	800,000	1.000%	Sep 2010	(4,326)	6,080	1,754

	BNP Paribas	General Electric Capital Corp.	0.75%	1,200,000	USD	1,200,000	0.940%	Dec 2010	-	1,975	1,975

	BNP Paribas	Citigroup, Inc.	0.93%	300,000	USD	300,000	1.000%	Mar 2011	(1,373)	1,663	290

	BNP Paribas	General Electric Capital Corp.	0.98%	2,600,000	USD	2,600,000	5.000%	Sep 2011	84,623	72,660	157,283

	Citibank N.A	General Electric Capital Corp.	0.75%	500,000	USD	500,000	1.120%	Dec 2010	-	1,504	1,504

	Citibank N.A	General Electric Capital Corp.	0.85%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(28,489)	80,690	52,201

	Citibank N.A	General Electric Capital Corp.	0.85%	2,000,000	USD	2,000,000	5.000%	Jun 2011	(54,040)	158,441	104,401

	Citibank N.A	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.355%	Jun 2012	-	(14,383)	(14,383)

	Citibank N.A	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	(7,927)	(7,927)

Citibank N.A	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.401%	Jun 2012	-	(1,492)	(1,492)

Citibank N.A	GMAC LLC	2.73%	1,000,000	USD	1,000,000	3.720%	Sep 2012	-	23,874	23,874

Citibank N.A	General Electric Capital Corp.	1.31%	1,500,000	USD	1,500,000	4.325%	Dec 2013	-	161,914	161,914

Citibank N.A	French Government	0.47%	1,100,000	USD	1,100,000	0.250%	Mar 2015	(17,543)	6,181	(11,362)

Citibank N.A	United Mexican States	1.15%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(44,664)	31,438	(13,226)

Credit Suisse
International	People's Republic of China	0.63%	5,000,000	USD	5,000,000	1.000%	Mar 2015	23,114	64,567	87,681

Credit Suisse	United Kingdom of Great
International	Britain and Northern Ireland	0.76%	8,100,000	USD	8,100,000	1.000%	Mar 2015	18,684	75,362	94,046

Deutsche Bank AG	General Electric Capital Corp.	0.60%	1,900,000	USD	1,900,000	1.070%	Sep 2010	-	4,840	4,840

Deutsche Bank AG	General Electric Capital Corp.	0.75%	500,000	USD	500,000	0.950%	Dec 2010	-	861	861

Deutsche Bank AG	General Electric Capital Corp.	0.98%	700,000	USD	700,000	1.500%	Sep 2011	-	5,615	5,615

	Ford Motor Credit Company
Deutsche Bank AG	LLC	2.62%	1,100,000	USD	1,100,000	5.650%	Sep 2012	-	79,273	79,273

Deutsche Bank AG	GMAC LLC	2.73%	1,400,000	USD	1,400,000	4.000%	Sep 2012	-	42,603	42,603

Deutsche Bank AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	-	191,200	191,200

Deutsche Bank AG	Berkshire Hathaway, Inc.	0.69%	2,000,000	USD	2,000,000	0.850%	Mar 2013	-	9,683	9,683

Deutsche Bank AG	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	-	31,653	31,653

Deutsche Bank AG	General Electric Capital Corp.	1.31%	1,400,000	USD	1,400,000	4.900%	Dec 2013	-	179,815	179,815

Deutsche Bank AG	General Electric Capital Corp.	0.98%	2,300,000	USD	2,300,000	5.000%	Sep 2011	86,692	52,443	139,135

Deutsche Bank AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	131,303	33,255	164,558

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.75%	1,400,000	USD	1,400,000	1.000%	Dec 2014	9,270	7,045	16,315

Deutsche Bank AG	United Mexican States	1.15%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(22,332)	15,719	(6,613)

Goldman Sachs	General Electric Capital Corp.	0.75%	700,000	USD	700,000	0.900%	Dec 2010	-	940	940

Goldman Sachs	Citigroup, Inc.	0.93%	500,000	USD	500,000	1.000%	Mar 2011	(2,434)	2,917	483

Goldman Sachs	CDX.NA.IG.10	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	-	32,841	32,841

Goldman Sachs	French Government	0.47%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(20,497)	8,102	(12,395)

Goldman Sachs	Berkshire Hathaway, Inc.	0.99%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(24,100)	24,915	815

Goldman Sachs	CDX.NA. EM13	n/a	100,000	USD	100,000	5.000%	Jun 2015	12,350	184	12,534

Goldman Sachs	CDX.NA. EM13	n/a	100,000	USD	100,000	5.000%	Jun 2015	12,643	(82)	12,561

Goldman Sachs	Federative Republic of Brazil	1.31%	500,000	USD	500,000	1.000%	Jun 2015	(6,716)	(544)	(7,260)

Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	-	13,977	13,977

HSBC Bank	Republic of Panama	0.82%	1,400,000	USD	1,400,000	0.760%	Jan 2012	-	499	499

JP Morgan Chase
Bank	JP Morgan Chase	0.66%	1,300,000	USD	1,300,000	1.000%	Mar 2015	15,161	5,945	21,106

JP Morgan Chase
Bank	JP Morgan Chase	0.76%	3,800,000	USD	3,800,000	1.000%	Mar 2015	15,812	28,309	44,121

JP Morgan Chase	United Kingdom of Great
Bank	Britain and Northern Ireland	0.76%	1,900,000	USD	1,900,000	1.000%	Mar 2015	8,788	13,272	22,060

JP Morgan Chase
Bank	Republic of Panama	1.35%	700,000	USD	700,000	1.250%	Jan 2017	-	(2,527)	(2,527)

JP Morgan Chase
Bank	CDX.NA.IG.9	n/a	2,121,898	USD	2,121,898	0.553%	Dec 2017	-	31,465	31,465

Merrill Lynch Capital
Services, Inc.	Federative Republic of Brazil	1.36%	1,000,000	USD	1,000,000	1.950%	Apr 2016	-	40,935	40,935

Morgan Stanley
Capital Services, Inc.	General Electric Capital Corp.	0.98%	2,800,000	USD	2,800,000	1.000%	Sep 2011	(34,377)	35,848	1,471

Morgan Stanley
Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	-	92,046	92,046

Morgan Stanley
Capital Services, Inc.	GAZPROM	1.75%	100,000	USD	100,000	2.180%	Feb 2013	-	1,406	1,406

Morgan Stanley	United Kingdom of Great
Capital Services, Inc.	Britain and Northern Ireland	0.75%	400,000	USD	400,000	1.000%	Dec 2014	2,821	1,841	4,662

The Royal Bank of
Scotland PLC	French Government	0.47%	1,000,000	USD	1,000,000	0.250%	Mar 2015	(16,872)	6,543	(10,329)

UBS AG	Citigroup, Inc.	0.93%	1,400,000	USD	1,400,000	1.000%	Mar 2011	(6,816)	8,168	1,352

UBS AG	GAZPROM	1.75%	1,000,000	USD	1,000,000	2.180%	Feb 2013	-	14,060	14,060

UBS AG	Berkshire Hathaway, Inc.	0.99%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(24,724)	25,539	815

					$131,262,140			($278,374)	$2,903,657	$2,625,283

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency symbols are defined as follows:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

For more information on regarding the Portfolios' use of derivatives, please refer to the Portfolios' Prospectuses and Statement of Additional Information.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at March 31, 2010 by risk category:

Portfolio	Risk	Financial instruments	Asset	Liability
		location	Derivatives Fair	Derivatives Fair
			Value	Value

500 Index Trust	Equity contracts	Futures
			$1,385,085	-

	Total

			$1,385,085	-

500 Index Trust B	Equity contracts	Futures
			$240,410	-

	Total

			$240,410	-

Active Bond Trust	Interest rate contracts	Futures	$30,162	($4,200)

	Total		$30,162	($4,200)

All Cap Core Trust	Equity contracts	Futures
			$86,971	-

	Total

			$86,971	-

Alpha Opportunities Trust	Foreign currency	Foreign forward currency
	contracts	contracts	$143,586	($134,492)

	Total		$143,586	($134,492)

Bond Trust	Interest rate contracts	Futures	$30,162	($4,200)

	Total		$30,162	($4,200)

Capital Appreciation Value Trust	Equity contracts	Written options
			-	($890,803)

	Total

			-	($890,803)

Core Allocation Plus Trust	Equity contracts	Futures
			$249,382	-

	Interest rate contracts	Futures
			9,519	($4,251)

	Credit contracts	Credit default swaps
			-	(1,476)

	Foreign currency	Foreign forward currency
	contracts	contracts	107,578	(122,267)

	Total

			$366,479	(127,994)

Global Bond Trust	Interest rate contracts	Futures/Written
		options/Interest rate swaps	$1,938,315	($1,354,827)

	Credit contracts	Credit default swaps
			3,916,334	(2,537,239)

	Foreign currency	Foreign forward currency
	contracts	contracts/Written options	3,402,836	(14,722,316)

	Total		$9,257,485	($18,614,382)

Health Sciences Trust	Equity contracts	Written options
			-	($2,411,635)

	Total

			-	($2,411,635)

High Income Trust	Foreign currency	Foreign forward currency
	contracts	contracts/Written
		options/Purchased options	$204	($16,512)

	Total		$204	($16,512)

High Yield Trust	Interest rate contracts	Futures
			$213,245	-

	Foreign currency	Foreign forward currency
	contracts	contracts	20,397	-

	Total

			$233,642	-

International Core Trust	Equity contracts	Futures	$313,183	($88,428)

	Foreign currency	Foreign forward currency
	contracts	contracts	1,980,661	(699,603)

	Total		$2,293,844	($788,031)

International Equity Index Trust A	Equity contracts	Futures	$304,930	($2,483)

	Foreign currency	Foreign forward currency
	contracts	contracts	42,373	(39,179)

	Total		$347,303	($41,662)

International Equity Index Trust B	Equity contracts	Futures	$343,728	($1,242)

	Foreign currency	Foreign forward currency
	contracts	contracts	42,362	(33,598)

	Total		$386,090	($34,840)

International Index Trust	Equity contracts	Futures
			$760,743	-

	Foreign currency	Futures
	contracts		142,085	($294,614)

	Total		$902,828	($294,614)

Investment Quality Bond Trust	Interest rate contracts	Futures/Interest rate swaps	$614,092	($80,754)

	Credit contracts	Credit default swaps
			-	(128,442)

	Foreign currency	Foreign forward currency
	contracts	contracts	261,518	(150,049)

	Total		$875,610	($359,245)

Mid Cap Index Trust	Equity contracts	Futures
			$200,802	-

	Total

			$200,802	-

Mid Cap Stock Trust	Foreign currency	Foreign forward currency
	contracts	contracts	$486,341	($326,052)

	Total		$486,341	($326,052)

Mutual Shares Trust	Foreign currency	Foreign forward currency
	contracts	contracts	$4,001,404	($502,689)

	Total		$4,001,404	($502,689)

New Income Trust	Foreign currency	Foreign forward currency
	contracts	contracts	$3,719,625	($1,990,619)

	Total		$3,719,625	($1,990,619)

Real Return Bond Trust	Interest rate contracts	Futures/Written
		options/Interest rate swaps	$598,720	($308,223)

	Credit contracts	Credit default swaps
			86,021	(73,374)

	Foreign currency	Foreign forward currency
	contracts	contracts/Written options	1,093,596	(914,917)

	Total		$1,778,337	($1,296,514)

Small Cap Index Trust	Equity contracts	Futures
			$49,226	-

	Total

			$49,226	-

Smaller Company Growth Trust	Equity contracts	Futures
			$9,421	-

	Total

			$9,421	-

Strategic Bond Trust	Interest rate contracts	Futures/Written
		options/Purchased
		options/Interest rate swaps	$316,413	($376,510)

	Foreign currency	Foreign forward currency
	contracts	contracts	340,024	-

	Total		$656,437	($376,510)

Strategic Income Opportunities	Interest rate contracts	Futures
Trust			-	($307,866)

	Foreign currency	Foreign forward currency
	contracts	contracts/Written
		options/Purchased options	$966,032	(880,897)

	Total		$966,032	($1,188,763)

Total Return Trust	Interest rate contracts	Futures/Written
		options/Interest rate swaps	$24,860,285	($6,592,194)

	Credit contracts	Credit default
		swaps/Written options	2,753,287	(192,572)

	Foreign currency	Foreign forward currency
	contracts	contracts/Written options	4,284,648	(1,554,703)

	Total		$31,898,220	($8,339,469)

Total Stock Market Index Trust	Equity contracts	Futures
			$36,491	-

	Total

			$36,491	-

U.S. Government Securities Trust	Interest rate contracts	Futures/Written
		options/Purchased options	$80,968	($259,358)

	Total		$80,968	($259,358)

U.S. Multi Sector Trust	Equity contracts	Futures
			$360,754	-

	Total

			$360,754	-

Utilities Trust	Foreign currency	Foreign forward currency
	contracts	contracts	$321,444	($153,337)

	Total		$321,444	($153,337)

Value & Restructuring Trust	Equity contracts	Written options
			-	($24,289)

	Total

			-	($24,289)

Vista Trust	Foreign currency	Foreign forward currency
	contracts	contracts	-	($10,202)

	Total

			-	($10,202)

* Purchased options are included in the Portfolio's Investments

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 25, 2010

/s/ Charles A. Rizzo .
Charles A. Rizzo
Chief Financial Officer

Date: May 25, 2010